Quarterly Report
September 30, 2019
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.5%
Acadia Realty Trust REIT	314,068	$8,976,063
American Assets Trust, Inc. REIT	177,579	8,300,042
American Campus Communities, Inc. REIT	513,698	24,698,600
American Homes 4 Rent Class A REIT	952,789	24,667,707
Americold Realty Trust REIT (a)	716,580	26,563,621
Apartment Investment & Management Co. Class A REIT	556,631	29,022,740
Apple Hospitality REIT, Inc.	785,860	13,029,559
Ashford Hospitality Trust, Inc. REIT	300,472	994,562
AvalonBay Communities, Inc. REIT	522,557	112,522,199
Boston Properties, Inc. REIT	537,766	69,726,740
Brandywine Realty Trust REIT	657,649	9,963,382
Brixmor Property Group, Inc. REIT	1,113,372	22,590,318
Camden Property Trust REIT	362,109	40,197,720
CBL & Associates Properties, Inc. REIT (a)	611,439	788,756
Chatham Lodging Trust REIT	172,560	3,131,964
Columbia Property Trust, Inc. REIT	436,234	9,226,349
CorePoint Lodging, Inc. REIT (a)	141,494	1,430,504
Corporate Office Properties Trust REIT	418,055	12,449,678
Cousins Properties, Inc. REIT	548,563	20,620,483
CubeSmart REIT	718,463	25,074,359
DiamondRock Hospitality Co. REIT	746,536	7,651,994
Digital Realty Trust, Inc. REIT (a)	779,525	101,190,140
Douglas Emmett, Inc. REIT	615,046	26,342,420
Duke Realty Corp. REIT	1,351,870	45,923,024
Easterly Government Properties, Inc. REIT	263,833	5,619,643
EastGroup Properties, Inc. REIT	140,467	17,561,184
Empire State Realty Trust, Inc. Class A REIT	546,968	7,805,233
Equity Commonwealth REIT	455,527	15,601,800
Equity LifeStyle Properties, Inc. REIT	340,499	45,490,666
Equity Residential REIT	1,304,352	112,513,403
Essex Property Trust, Inc. REIT	245,861	80,310,496
Extra Space Storage, Inc. REIT	480,769	56,163,435
Federal Realty Investment Trust REIT	260,723	35,494,829
First Industrial Realty Trust, Inc. REIT	472,737	18,701,476
Franklin Street Properties Corp. REIT	398,098	3,367,909
Front Yard Residential Corp. REIT	178,510	2,063,576
HCP, Inc. REIT	1,837,247	65,461,111
Healthcare Realty Trust, Inc. REIT	482,884	16,176,614
Security Description	Shares	Value
Hersha Hospitality Trust REIT (a)	133,006	$1,979,129
Highwoods Properties, Inc. REIT	387,552	17,416,587
Host Hotels & Resorts, Inc. REIT	2,730,096	47,203,360
Hudson Pacific Properties, Inc. REIT	577,036	19,307,625
Independence Realty Trust, Inc. REIT	335,679	4,803,566
Invitation Homes, Inc. REIT	1,788,216	52,949,076
JBG SMITH Properties REIT (a)	440,998	17,291,532
Kilroy Realty Corp. REIT	347,312	27,052,132
Kimco Realty Corp. REIT (a)	1,578,312	32,955,155
Kite Realty Group Trust REIT	310,860	5,020,389
Liberty Property Trust REIT	589,981	30,283,725
Life Storage, Inc. REIT	174,352	18,378,444
LTC Properties, Inc. REIT	147,660	7,563,145
Macerich Co. REIT (a)	410,559	12,969,559
Mack-Cali Realty Corp. REIT	336,250	7,283,175
Mid-America Apartment Communities, Inc. REIT	426,580	55,459,666
National Storage Affiliates Trust REIT	218,171	7,280,366
Office Properties Income Trust REIT	178,183	5,459,527
Paramount Group, Inc. REIT	751,439	10,031,711
Park Hotels & Resorts, Inc. REIT	896,143	22,376,691
Pebblebrook Hotel Trust REIT (a)	487,918	13,573,879
Pennsylvania Real Estate Investment Trust (a)	214,074	1,224,503
Piedmont Office Realty Trust, Inc. Class A REIT	465,815	9,726,217
Prologis, Inc. REIT	2,360,618	201,171,866
PS Business Parks, Inc. REIT	74,804	13,610,588
Public Storage REIT	561,808	137,794,648
QTS Realty Trust, Inc. Class A REIT	206,408	10,611,435
Regency Centers Corp. REIT	626,643	43,545,422
Retail Opportunity Investments Corp. REIT	424,683	7,741,971
Retail Properties of America, Inc. Class A REIT	797,338	9,823,204
Retail Value, Inc. REIT	54,871	2,032,422
Rexford Industrial Realty, Inc. REIT	410,146	18,054,627
RLJ Lodging Trust REIT	642,643	10,918,505
RPT Realty REIT	298,679	4,047,100
Ryman Hospitality Properties, Inc. REIT	192,216	15,725,191
Senior Housing Properties Trust REIT	883,190	8,173,923
Seritage Growth Properties Class A REIT (a)	124,112	5,273,519
Service Properties Trust REIT (a)	614,378	15,844,809
Simon Property Group, Inc. REIT	1,152,516	179,389,115
SITE Centers Corp. REIT	518,427	7,833,432
SL Green Realty Corp. REIT	308,153	25,191,508
Summit Hotel Properties, Inc. REIT (a)	391,197	4,537,885

See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Sun Communities, Inc. REIT	339,178	$50,350,974
Sunstone Hotel Investors, Inc. REIT	839,577	11,535,788
Tanger Factory Outlet Centers, Inc. REIT (a)	346,504	5,363,882
Taubman Centers, Inc. REIT	228,437	9,327,083
UDR, Inc. REIT	1,095,389	53,104,459
Universal Health Realty Income Trust REIT	46,815	4,812,582
Urban Edge Properties REIT	429,445	8,498,717
Ventas, Inc. REIT	1,394,020	101,805,281
Vornado Realty Trust REIT	592,260	37,709,194
Washington Prime Group, Inc. REIT (a)	685,203	2,836,740
Washington Real Estate Investment Trust (a)	297,673	8,144,333
Weingarten Realty Investors REIT	451,716	13,158,487
Welltower, Inc. REIT	1,516,336	137,455,858
Xenia Hotels & Resorts, Inc. REIT (a)	418,924	8,847,675
TOTAL COMMON STOCKS (Cost $2,492,291,522)		2,729,275,681
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c)	9,883,543	9,884,532
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (d) (e)	35,177,649	$35,177,649
TOTAL SHORT-TERM INVESTMENTS (Cost $45,062,054)		45,062,181
TOTAL INVESTMENTS — 101.1% (Cost $2,537,353,576)		2,774,337,862
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(30,618,400)
NET ASSETS — 100.0%		$2,743,719,462
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,729,275,681	$—	$—	$2,729,275,681
Short-Term Investments	45,062,181	—	—	45,062,181
TOTAL INVESTMENTS	$2,774,337,862	$—	$—	$2,774,337,862
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$38,905,498	$29,021,022	$(71)	$127	9,883,543	$9,884,532	$9,750
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,552,771	6,552,771	9,640,475	16,193,246	—	—	—	—	6,343
State Street Navigator Securities Lending Portfolio III	10,224,141	10,224,141	49,456,942	24,503,434	—	—	35,177,649	35,177,649	15,567
Total		$16,776,912	$98,002,915	$69,717,702	$(71)	$127		$45,062,181	$31,660
See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
CAPITAL MARKETS — 0.7%
Blucora, Inc. (a)	19,942	$431,545
COMMUNICATIONS EQUIPMENT — 2.7%
InterDigital, Inc.	7,597	398,615
Motorola Solutions, Inc.	4,298	732,422
NetScout Systems, Inc. (a)	20,733	478,103
		1,609,140
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Fitbit, Inc. Class A (a) (b)	111,176	423,581
Insight Enterprises, Inc. (a)	12,920	719,515
KEMET Corp.	31,346	569,870
		1,712,966
ENTERTAINMENT — 4.0%
Bilibili, Inc. ADR (a) (b)	35,795	505,425
Glu Mobile, Inc. (a)	69,221	345,413
iQIYI, Inc. ADR (a) (b)	30,774	496,385
Netflix, Inc. (a)	2,042	546,480
Spotify Technology SA (a)	4,333	493,962
		2,387,665
HEALTH CARE TECHNOLOGY — 2.1%
Veeva Systems, Inc. Class A (a)	5,959	909,880
Vocera Communications, Inc. (a) (b)	13,420	330,803
		1,240,683
HOUSEHOLD DURABLES — 2.8%
Roku, Inc. (a) (b)	16,295	1,658,179
INTERACTIVE MEDIA & SERVICES — 15.4%
58.com, Inc. ADR (a)	9,082	447,834
Alphabet, Inc. Class A (a)	514	627,666
ANGI Homeservices, Inc. Class A (a) (b)	32,932	233,323
Autohome, Inc. ADR (a) (b)	6,226	517,567
Bitauto Holdings, Ltd. ADR (a) (b)	27,867	417,169
Cargurus, Inc. (a) (b)	15,673	485,079
Facebook, Inc. Class A (a)	3,781	673,321
Momo, Inc. ADR	21,895	678,307
SINA Corp. (a)	8,769	343,657
Snap, Inc. Class A (a) (b)	91,918	1,452,304
TrueCar, Inc. (a)	55,588	188,999
Twitter, Inc. (a)	15,187	625,704
Weibo Corp. ADR (a) (b)	8,433	377,377
Yandex NV Class A (a)	19,449	680,910
Yelp, Inc. (a)	15,453	536,992
YY, Inc. ADR (a)	8,304	466,934
Zillow Group, Inc. Class C (a) (b)	16,827	501,781
		9,254,924
INTERNET & DIRECT MARKETING RETAIL — 1.4%
Groupon, Inc. (a)	173,492	461,489
Quotient Technology, Inc. (a)	46,132	360,752
		822,241
Security Description	Shares	Value
IT SERVICES — 7.9%
Jack Henry & Associates, Inc.	4,148	$605,484
MongoDB, Inc. (a) (b)	6,012	724,326
Okta, Inc. (a)	8,152	802,646
Shopify, Inc. Class A (a)	3,884	1,210,487
Twilio, Inc. Class A (a) (b)	5,946	653,822
Wix.com, Ltd. (a)	6,248	729,391
		4,726,156
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.3%
Advanced Energy Industries, Inc. (a)	13,279	762,347
Advanced Micro Devices, Inc. (a) (b)	27,356	793,050
Applied Materials, Inc.	16,684	832,532
Cohu, Inc.	32,719	441,870
FormFactor, Inc. (a)	37,649	701,966
Inphi Corp. (a)	16,506	1,007,691
Lam Research Corp.	4,023	929,755
Micron Technology, Inc. (a)	15,923	682,301
MKS Instruments, Inc.	8,403	775,429
NVIDIA Corp.	3,719	647,366
Teradyne, Inc.	16,758	970,456
		8,544,763
SOFTWARE — 41.2%
2U, Inc. (a) (b)	9,833	160,081
ACI Worldwide, Inc. (a)	19,835	621,331
Alteryx, Inc. Class A (a) (b)	8,455	908,321
Appfolio, Inc. Class A (a) (b)	9,039	859,970
Appian Corp. (a) (b)	20,375	967,812
Atlassian Corp. PLC Class A (a)	6,549	821,507
Carbon Black, Inc. (a)	38,503	1,000,693
Check Point Software Technologies, Ltd. (a)	5,062	554,289
Citrix Systems, Inc.	4,993	481,924
Cloudera, Inc. (a) (b)	88,508	784,181
CyberArk Software, Ltd. (a)	7,361	734,775
DocuSign, Inc. (a)	12,697	786,198
Dropbox, Inc. Class A (a)	24,099	486,077
Ebix, Inc. (b)	12,550	528,355
Everbridge, Inc. (a) (b)	10,158	626,850
Fair Isaac Corp. (a)	2,894	878,387
FireEye, Inc. (a) (b)	29,324	391,182
Guidewire Software, Inc. (a)	6,575	692,874
Instructure, Inc. (a) (b)	14,513	562,234
j2 Global, Inc. (b)	7,694	698,769
LogMeIn, Inc.	6,396	453,860
Mimecast, Ltd. (a)	16,295	581,243
New Relic, Inc. (a)	6,251	384,124
Proofpoint, Inc. (a)	6,116	789,270
Q2 Holdings, Inc. (a)	11,074	873,406
Qualys, Inc. (a)	6,809	514,556
Rapid7, Inc. (a)	16,648	755,653
RealPage, Inc. (a)	11,319	711,512
SailPoint Technologies Holding, Inc. (a)	22,401	418,675
Splunk, Inc. (a)	5,174	609,808

See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	11,914	$614,405
Symantec Corp.	25,252	596,705
Talend SA ADR (a)	15,521	527,404
Tenable Holdings, Inc. (a)	21,160	473,561
Teradata Corp. (a)	14,553	451,143
Varonis Systems, Inc. (a)	9,636	576,040
VMware, Inc. Class A	4,123	618,697
Yext, Inc. (a) (b)	35,679	566,939
Zscaler, Inc. (a) (b)	12,823	606,015
		24,668,826
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	3,290	736,861
Pure Storage, Inc. Class A (a)	31,799	538,675
Western Digital Corp.	14,048	837,823
		2,113,359
THRIFTS & MORTGAGE FINANCE — 1.2%
LendingTree, Inc. (a) (b)	2,350	729,510
TOTAL COMMON STOCKS (Cost $59,919,326)		59,899,957
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	9,960	9,960
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (e) (f)	6,031,890	$6,031,890
TOTAL SHORT-TERM INVESTMENTS (Cost $6,041,850)		6,041,850
TOTAL INVESTMENTS — 110.1% (Cost $65,961,176)		65,941,807
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(6,044,719)
NET ASSETS — 100.0%		$59,897,088
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$59,899,957	$—	$—	$59,899,957
Short-Term Investments	6,041,850	—	—	6,041,850
TOTAL INVESTMENTS	$65,941,807	$—	$—	$65,941,807
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$32,000	$22,040	$—	$—	9,960	$9,960	$8
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,929	35,929	26,561	62,490	—	—	—	—	83
State Street Navigator Securities Lending Portfolio III	1,780,988	1,780,988	18,411,676	14,160,774	—	—	6,031,890	6,031,890	3,349
Total		$1,816,917	$18,470,237	$14,245,304	$—	$—		$6,041,850	$3,440
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.3%
BHP Group, Ltd.	23,846	$590,565
National Australia Bank, Ltd.	30,363	608,206
		1,198,771
BELGIUM — 0.7%
Anheuser-Busch InBev SA	6,308	601,186
BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares ADR	44,377	583,114
Petroleo Brasileiro SA Preference Shares	3,200	21,165
		604,279
CANADA — 1.3%
Nutrien, Ltd. (a)	11,775	586,971
Royal Bank of Canada	7,656	621,443
		1,208,414
CHINA — 3.9%
Alibaba Group Holding, Ltd. ADR (b)	3,413	570,756
China Construction Bank Corp. Class H	758,288	578,432
China Petroleum & Chemical Corp. Class H	964,147	573,121
Industrial & Commercial Bank of China, Ltd. Class H	875,110	586,056
PetroChina Co., Ltd. Class H	1,126,601	579,152
Tencent Holdings, Ltd.	13,606	573,093
		3,460,610
DENMARK — 0.6%
Vestas Wind Systems A/S	7,416	575,863
FINLAND — 0.6%
Sampo Oyj Class A	14,398	572,616
FRANCE — 6.0%
Air Liquide SA	4,338	617,645
BNP Paribas SA	12,127	590,575
Carrefour SA	32,071	561,519
Cie de Saint-Gobain	15,161	595,027
Engie SA	40,235	657,085
LVMH Moet Hennessy Louis Vuitton SE	1,440	572,460
Societe Generale SA	21,163	580,027
TOTAL SA	11,790	615,488
Vinci SA	5,596	602,877
		5,392,703
GERMANY — 4.6%
Allianz SE	2,594	604,763
BASF SE	8,365	584,744
Daimler AG	11,331	563,546
Deutsche Bank AG	71,850	538,211
E.ON SE	61,793	600,844
SAP SE	5,098	599,580
Security Description	Shares	Value
Siemens AG	5,675	$607,861
		4,099,549
HONG KONG — 1.3%
China Mobile, Ltd.	70,543	583,554
CLP Holdings, Ltd.	58,327	612,704
		1,196,258
INDIA — 1.4%
Infosys, Ltd. ADR	52,150	592,945
Reliance Industries, Ltd. GDR (c)	9,785	364,981
Reliance Industries, Ltd.	15,768	296,420
		1,254,346
IRELAND — 0.7%
Accenture PLC Class A	3,110	598,208
ITALY — 1.3%
Assicurazioni Generali SpA	31,474	610,084
UniCredit SpA	48,011	566,336
		1,176,420
JAPAN — 9.8%
Bridgestone Corp.	15,327	593,367
Canon, Inc.	22,383	596,984
Honda Motor Co., Ltd.	22,405	580,156
Komatsu, Ltd.	26,147	598,786
Mitsubishi Corp.	23,411	574,255
Mitsubishi UFJ Financial Group, Inc.	116,089	589,065
Mitsui & Co., Ltd.	35,673	583,575
Mizuho Financial Group, Inc. (a)	392,121	600,835
Nippon Steel Corp. (a)	41,861	583,130
Panasonic Corp. (a)	72,605	588,230
Seven & i Holdings Co., Ltd.	16,018	612,412
SoftBank Group Corp. (a)	13,656	535,752
Sony Corp.	10,029	588,980
Takeda Pharmaceutical Co., Ltd.	17,401	594,122
Toyota Motor Corp. (a)	8,895	593,905
		8,813,554
LUXEMBOURG — 0.6%
ArcelorMittal	35,244	495,887
MEXICO — 0.7%
America Movil SAB de CV Series L	826,828	613,086
NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class B	9,926	293,074
Royal Dutch Shell PLC Class A	11,525	337,987
		631,061
RUSSIA — 0.7%
Gazprom PJSC ADR	85,121	587,675
SOUTH AFRICA — 1.8%
Anglo American PLC	24,643	568,238
MTN Group, Ltd. (a)	87,132	553,392
Naspers, Ltd. Class N	3,543	536,281
		1,657,911

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	565	$575,170
Samsung Electronics Co., Ltd.	1,255	51,463
		626,633
SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	113,044	589,151
Banco Santander SA	143,945	586,365
Telefonica SA	81,016	618,354
		1,793,870
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	75,310	602,501
SWITZERLAND — 4.0%
ABB, Ltd.	29,731	584,691
Credit Suisse Group AG (b)	45,958	563,903
Nestle SA	5,666	615,268
Novartis AG	6,947	602,912
Roche Holding AG	2,203	641,690
UBS Group AG (b)	51,789	588,447
		3,596,911
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,447	625,017
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	17,534
		642,551
UNITED KINGDOM — 6.1%
AstraZeneca PLC	7,128	637,794
BAE Systems PLC	85,784	602,556
BP PLC	97,009	616,609
GlaxoSmithKline PLC	29,836	641,435
HSBC Holdings PLC	77,582	597,144
National Grid PLC	59,060	641,843
Rio Tinto PLC	11,057	573,499
Tesco PLC	203,542	604,488
Vodafone Group PLC	303,131	605,148
		5,520,516
UNITED STATES — 46.5%
3M Co.	3,565	586,086
Abbott Laboratories	7,208	603,093
Adobe, Inc. (b)	2,170	599,462
Alphabet, Inc. Class A (b)	243	296,737
Alphabet, Inc. Class C (b)	248	302,312
Amazon.com, Inc. (b)	324	562,435
American Express Co.	5,115	605,002
American International Group, Inc.	10,661	593,818
Amgen, Inc.	3,076	595,237
Apple, Inc.	2,726	610,542
Arconic, Inc.	22,468	584,168
AT&T, Inc.	16,055	607,521
Bank of America Corp.	20,173	588,446
Bank of New York Mellon Corp.	13,033	589,222
Security Description	Shares	Value
Baxter International, Inc.	6,997	$612,028
Berkshire Hathaway, Inc. Class B (b)	2,794	581,208
Boeing Co.	1,571	597,718
Booking Holdings, Inc. (b)	292	573,082
Carnival Corp.	12,060	527,143
Caterpillar, Inc.	4,497	568,016
Chevron Corp.	5,025	595,965
Cisco Systems, Inc.	12,138	599,739
Coca-Cola Co.	11,247	612,287
Colgate-Palmolive Co.	8,570	629,981
ConocoPhillips	10,568	602,165
CVS Health Corp.	9,481	597,967
Deere & Co.	3,611	609,103
Duke Energy Corp.	6,494	622,515
DuPont de Nemours, Inc.	8,254	588,593
eBay, Inc.	15,078	587,740
Exxon Mobil Corp.	8,381	591,782
Facebook, Inc. Class A (b)	3,273	582,856
FedEx Corp.	3,494	508,622
General Electric Co.	65,268	583,496
Gilead Sciences, Inc.	9,180	581,828
Goldman Sachs Group, Inc.	2,779	575,892
Home Depot, Inc.	2,555	592,811
Honeywell International, Inc.	3,599	608,951
HP, Inc.	31,939	604,286
Intel Corp.	11,588	597,130
International Business Machines Corp.	4,195	610,037
Johnson & Johnson	4,668	603,946
JPMorgan Chase & Co.	5,012	589,862
McDonald's Corp.	2,860	614,071
Medtronic PLC	5,565	604,470
Merck & Co., Inc.	7,304	614,851
Microsoft Corp.	4,388	610,064
Mondelez International, Inc. Class A	11,243	621,963
Netflix, Inc. (b)	2,047	547,818
NextEra Energy, Inc.	2,766	644,450
NIKE, Inc. Class B	6,928	650,678
PayPal Holdings, Inc. (b)	5,700	590,463
Pfizer, Inc.	16,527	593,815
Philip Morris International, Inc.	8,229	624,828
Procter & Gamble Co.	4,917	611,576
QUALCOMM, Inc.	7,784	593,764
Schlumberger, Ltd.	16,301	557,005
Simon Property Group, Inc. REIT	3,908	608,280
Southwest Airlines Co.	10,904	588,925
Starbucks Corp.	6,735	595,509
Travelers Cos., Inc.	4,152	617,361
Union Pacific Corp.	3,547	574,543
United Parcel Service, Inc. Class B	4,955	593,708
United Technologies Corp.	4,423	603,828
UnitedHealth Group, Inc.	2,601	565,249
Verizon Communications, Inc.	10,176	614,223
Visa, Inc. Class A	3,409	586,382

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Walmart, Inc.	5,134	$609,303
Walt Disney Co.	4,418	575,754
Wells Fargo & Co.	12,438	627,373
Williams Cos., Inc.	24,674	593,656
		41,694,740
TOTAL COMMON STOCKS (Cost $81,023,652)		89,216,119

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	120,217	120,229
State Street Navigator Securities Lending Portfolio III (f) (g)	1,402,825	1,402,825
TOTAL SHORT-TERM INVESTMENTS (Cost $1,523,053)		1,523,054
TOTAL INVESTMENTS — 101.1% (Cost $82,546,705)		90,739,173
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(1,003,117)
NET ASSETS — 100.0%		$89,736,056

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$89,216,119	$—	$—	$89,216,119
Short-Term Investments	1,523,054	—	—	1,523,054
TOTAL INVESTMENTS	$90,739,173	$—	$—	$90,739,173
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,416,053	$1,295,825	$—	$1	120,217	$120,229	$541
State Street Institutional U.S. Government Money Market Fund, Class G Shares	102,074	102,074	174,955	277,029	—	—	—	—	225
State Street Navigator Securities Lending Portfolio III	1,907,960	1,907,960	5,143,060	5,648,195	—	—	1,402,825	1,402,825	1,465
Total		$2,010,034	$6,734,068	$7,221,049	$—	$1		$1,523,054	$2,231
See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUTOMOBILES — 3.5%
Tesla, Inc. (a)	1,285	$309,518
CHEMICALS — 4.3%
DuPont de Nemours, Inc.	2,343	167,079
Huntsman Corp.	9,176	213,434
		380,513
CONSTRUCTION & ENGINEERING — 4.8%
Arcosa, Inc.	6,220	212,786
Valmont Industries, Inc.	1,479	204,753
		417,539
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	871	50,840
ELECTRIC UTILITIES — 13.9%
ALLETE, Inc.	3,178	277,789
Avangrid, Inc.	5,247	274,156
Cia Paranaense de Energia ADR	8,032	96,464
Enel Americas SA ADR	23,855	217,319
Enel Chile SA ADR	6,933	29,188
Genie Energy, Ltd. Class B	3,126	23,320
NextEra Energy, Inc.	1,315	306,382
		1,224,618
ELECTRICAL EQUIPMENT — 13.3%
ABB, Ltd. ADR	9,034	177,699
American Superconductor Corp. (a)	9,865	77,342
Ballard Power Systems, Inc. (a)	16,176	79,101
Plug Power, Inc. (a)	103,477	272,144
Sunrun, Inc. (a)	16,508	275,766
TPI Composites, Inc. (a)	10,433	195,619
Vivint Solar, Inc. (a)	13,451	87,969
		1,165,640
GAS UTILITIES — 2.8%
New Jersey Resources Corp.	5,435	245,771
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 16.3%
AES Corp.	16,058	262,388
Atlantica Yield PLC	6,813	164,125
NRG Energy, Inc.	5,036	199,426
Ormat Technologies, Inc.	2,781	206,600
Pattern Energy Group, Inc. Class A	11,869	319,632
TerraForm Power, Inc. Class A	14,152	257,920
TransAlta Corp.	3,539	23,004
		1,433,095
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 2.7%
General Electric Co.	26,183	$234,076
MACHINERY — 1.0%
Hyster-Yale Materials Handling, Inc.	1,682	92,056
MULTI-UTILITIES — 7.6%
Algonquin Power & Utilities Corp.	6,123	83,885
Consolidated Edison, Inc.	3,067	289,739
Sempra Energy	1,983	292,711
		666,335
OIL, GAS & CONSUMABLE FUELS — 3.1%
Enbridge, Inc.	7,873	276,185
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.7%
Applied Materials, Inc.	4,198	209,480
Canadian Solar, Inc. (a)	12,686	239,512
Daqo New Energy Corp. ADR (a)	5,290	243,816
Enphase Energy, Inc. (a)	15,741	349,922
First Solar, Inc. (a)	4,493	260,639
JinkoSolar Holding Co., Ltd. ADR (a)	11,208	178,767
SolarEdge Technologies, Inc. (a)	4,904	410,563
SunPower Corp. (a)	33,678	369,448
		2,262,147
TOTAL COMMON STOCKS (Cost $8,018,738)		8,758,333
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c) (Cost $3,080)	3,080	3,080
TOTAL INVESTMENTS — 99.7% (Cost $8,021,818)		8,761,413
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		30,404
NET ASSETS — 100.0%		$8,791,817
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,758,333	$—	$—	$8,758,333
Short-Term Investment	3,080	—	—	3,080
TOTAL INVESTMENTS	$8,761,413	$—	$—	$8,761,413
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$61,193	$58,113	$—	$—	3,080	$3,080	$26
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	40,534	40,534	—	—	—	—	18
Total		$—	$101,727	$98,647	$—	$—		$3,080	$44
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 70.9%
Aerojet Rocketdyne Holdings, Inc. (a)	6,699	$338,367
Boeing Co.	873	332,150
BWX Technologies, Inc.	4,267	244,115
Ducommun, Inc. (a)	1,135	48,124
General Dynamics Corp.	1,232	225,123
HEICO Corp.	2,386	297,964
Hexcel Corp.	3,549	291,479
L3Harris Technologies, Inc.	2,721	567,710
Lockheed Martin Corp.	877	342,083
Mercury Systems, Inc. (a)	3,061	248,461
Moog, Inc. Class A	2,119	171,893
Northrop Grumman Corp.	994	372,541
Park Aerospace Corp.	1,758	30,871
Raytheon Co.	1,711	335,681
Teledyne Technologies, Inc. (a)	1,196	385,100
TransDigm Group, Inc.	446	232,219
United Technologies Corp.	2,446	333,928
		4,797,809
CONSTRUCTION & ENGINEERING — 3.6%
Jacobs Engineering Group, Inc.	2,690	246,135
CONTAINERS & PACKAGING — 3.4%
Ball Corp.	3,145	228,987
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.8%
Amphenol Corp. Class A	2,195	211,818
TTM Technologies, Inc. (a)	20,211	246,473
		458,291
ENERGY EQUIPMENT & SERVICES — 4.0%
Forum Energy Technologies, Inc. (a)	28,345	43,935
Security Description	Shares	Value
TechnipFMC PLC	9,466	$228,509
		272,444
IT SERVICES — 5.1%
CACI International, Inc. Class A (a)	1,488	344,115
MACHINERY — 2.8%
ESCO Technologies, Inc.	1,306	103,905
Standex International Corp.	1,139	83,079
		186,984
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Analog Devices, Inc.	2,004	223,907
TOTAL COMMON STOCKS (Cost $6,167,123)		6,758,672
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c) (Cost $6,901)	6,901	6,901
TOTAL INVESTMENTS — 100.0% (Cost $6,174,024)		6,765,573
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,764)
NET ASSETS — 100.0%		$6,763,809
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,758,672	$—	$—	$6,758,672
Short-Term Investment	6,901	—	—	6,901
TOTAL INVESTMENTS	$6,765,573	$—	$—	$6,765,573
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$24,412	$17,511	$—	$—	6,901	$6,901	$32
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,607	3,607	2,908	6,515	—	—	—	—	10
Total		$3,607	$27,320	$24,026	$—	$—		$6,901	$42
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 36.8%
Aerojet Rocketdyne Holdings, Inc. (a)	6,742	$340,538
AeroVironment, Inc. (a)	4,425	237,003
Boeing Co.	795	302,474
Cubic Corp.	3,501	246,575
Ducommun, Inc. (a)	2,643	112,063
Elbit Systems, Ltd.	372	61,295
Embraer SA ADR	11,446	197,444
General Dynamics Corp.	1,277	233,346
HEICO Corp.	2,172	271,239
Huntington Ingalls Industries, Inc.	1,029	217,932
Kratos Defense & Security Solutions, Inc. (a)	12,775	237,551
L3Harris Technologies, Inc.	2,622	547,054
Lockheed Martin Corp.	799	311,658
Mercury Systems, Inc. (a)	3,183	258,364
Northrop Grumman Corp.	905	339,185
Park Aerospace Corp.	3,817	67,027
Raytheon Co.	1,562	306,449
Teledyne Technologies, Inc. (a)	1,086	349,681
Textron, Inc.	5,670	277,603
TransDigm Group, Inc.	463	241,070
United Technologies Corp.	2,223	303,484
Vectrus, Inc. (a)	3,989	162,153
		5,621,188
BUILDING PRODUCTS — 1.0%
Griffon Corp.	7,110	149,097
COMMUNICATIONS EQUIPMENT — 10.8%
Cisco Systems, Inc.	4,942	244,184
Comtech Telecommunications Corp.	6,222	202,215
F5 Networks, Inc. (a)	1,938	272,134
Juniper Networks, Inc.	10,253	253,762
NetScout Systems, Inc. (a)	10,394	239,686
Radware, Ltd. (a)	8,463	205,312
ViaSat, Inc. (a)	3,142	236,655
		1,653,948
CONSTRUCTION & ENGINEERING — 1.7%
Jacobs Engineering Group, Inc.	2,799	256,109
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.6%
Amphenol Corp. Class A	2,276	219,634
Belden, Inc.	4,792	255,605
FLIR Systems, Inc.	5,370	282,409
OSI Systems, Inc. (a)	2,475	251,361
		1,009,009
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Varex Imaging Corp. (a)	9,534	272,100
IT SERVICES — 10.4%
Akamai Technologies, Inc. (a)	3,481	318,094
Leidos Holdings, Inc.	3,487	299,464
Security Description	Shares	Value
Limelight Networks, Inc. (a)	41,412	$125,478
ManTech International Corp. Class A	4,357	311,133
Perspecta, Inc.	11,917	311,272
Science Applications International Corp.	2,541	221,956
		1,587,397
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bruker Corp.	5,957	261,691
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Rambus, Inc. (a)	23,537	308,923
SOFTWARE — 25.3%
A10 Networks, Inc. (a)	17,113	118,764
Check Point Software Technologies, Ltd. (a)	2,435	266,632
CyberArk Software, Ltd. (a)	2,084	208,025
FireEye, Inc. (a)	19,052	254,154
Fortinet, Inc. (a)	3,583	275,031
Mimecast, Ltd. (a)	6,182	220,512
MobileIron, Inc. (a)	32,491	212,654
OneSpan, Inc. (a)	11,840	171,680
Palo Alto Networks, Inc. (a)	1,358	276,801
Proofpoint, Inc. (a)	2,510	323,915
Qualys, Inc. (a)	3,170	239,557
Rapid7, Inc. (a)	5,245	238,071
Symantec Corp.	14,402	340,319
Tenable Holdings, Inc. (a)	10,512	235,259
Varonis Systems, Inc. (a)	4,461	266,679
Verint Systems, Inc. (a)	4,913	210,178
		3,858,231
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Dell Technologies, Inc. Class C (a)	5,211	270,242
TOTAL COMMON STOCKS (Cost $14,929,319)		15,247,935
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c) (Cost $13,264)	13,263	13,264
TOTAL INVESTMENTS — 100.0% (Cost $14,942,583)		15,261,199
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(4,890)
NET ASSETS — 100.0%		$15,256,309
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,247,935	$—	$—	$15,247,935
Short-Term Investment	13,264	—	—	13,264
TOTAL INVESTMENTS	$15,261,199	$—	$—	$15,261,199
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$37,618	$24,354	$—	$—	13,263	$13,264	$47
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,864	6,864	10,581	17,445	—	—	—	—	16
Total		$6,864	$48,199	$41,799	$—	$—		$13,264	$63
See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 4.0%
Cubic Corp.	5,066	$356,798
AUTO COMPONENTS — 3.4%
Lear Corp.	2,569	302,885
AUTOMOBILES — 2.1%
Toyota Motor Corp. ADR	1,390	186,941
BUILDING PRODUCTS — 7.0%
Johnson Controls International PLC	8,820	387,110
Resideo Technologies, Inc. (a)	16,779	240,778
		627,888
COMMERCIAL SERVICES & SUPPLIES — 6.2%
ADT, Inc.	55,786	349,778
Tetra Tech, Inc.	2,403	208,485
		558,263
COMMUNICATIONS EQUIPMENT — 1.6%
InterDigital, Inc.	2,697	141,512
CONSTRUCTION & ENGINEERING — 1.7%
NV5 Global, Inc. (a)	2,285	155,997
ELECTRICAL EQUIPMENT — 10.1%
ABB, Ltd. ADR	9,072	178,446
Acuity Brands, Inc.	2,609	351,667
AMETEK, Inc.	2,043	187,588
Hubbell, Inc.	1,426	187,377
		905,078
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.0%
Badger Meter, Inc.	3,683	197,777
FLIR Systems, Inc.	3,396	178,596
Itron, Inc. (a)	5,822	430,595
TE Connectivity, Ltd.	1,902	177,228
		984,196
HOUSEHOLD DURABLES — 1.5%
Universal Electronics, Inc. (a)	2,715	138,194
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.0%
Atlantica Yield PLC	7,363	177,375
INDUSTRIAL CONGLOMERATES — 5.7%
Honeywell International, Inc.	2,017	341,276
Roper Technologies, Inc.	478	170,455
		511,731
IT SERVICES — 1.1%
DXC Technology Co.	3,482	102,719
MACHINERY — 13.4%
Energy Recovery, Inc. (a)	5,074	47,011
Evoqua Water Technologies Corp. (a)	13,462	229,123
Mueller Water Products, Inc. Class A	18,201	204,579
Security Description	Shares	Value
Pentair PLC	9,860	$372,708
Xylem, Inc.	4,347	346,108
		1,199,529
OIL, GAS & CONSUMABLE FUELS — 1.8%
Royal Dutch Shell PLC Class A ADR	2,752	161,955
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.0%
Intel Corp.	3,772	194,371
NXP Semiconductors NV	1,864	203,400
ON Semiconductor Corp. (a)	8,816	169,355
Qorvo, Inc. (a)	5,554	411,774
Rambus, Inc. (a)	17,711	232,457
Silicon Laboratories, Inc. (a)	1,784	198,648
STMicroelectronics NV	10,726	207,441
		1,617,446
SOFTWARE — 3.3%
Alarm.com Holdings, Inc. (a)	6,349	296,117
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Logitech International SA	4,569	186,141
WATER UTILITIES — 0.3%
AquaVenture Holdings, Ltd. (a)	1,369	26,600
WIRELESS TELECOMMUNICATION SERVICES — 3.6%
Rogers Communications, Inc. Class B	3,274	159,542
SK Telecom Co., Ltd. ADR	7,226	160,417
		319,959
TOTAL COMMON STOCKS (Cost $8,872,186)		8,957,324
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c) (Cost $5,774)	5,773	5,774
TOTAL INVESTMENTS — 100.0% (Cost $8,877,960)		8,963,098
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		4,106
NET ASSETS — 100.0%		$8,967,204
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,957,324	$—	$—	$8,957,324
Short-Term Investment	5,774	—	—	5,774
TOTAL INVESTMENTS	$8,963,098	$—	$—	$8,963,098
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$28,340	$22,566	$—	$—	5,773	$5,774	$38
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,108	6,108	21,024	27,132	—	—	—	—	24
Total		$6,108	$49,364	$49,698	$—	$—		$5,774	$62
See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 15.0%
Aerojet Rocketdyne Holdings, Inc. (a)	6,797	$343,317
AeroVironment, Inc. (a)	3,517	188,371
Boeing Co.	1,409	536,082
BWX Technologies, Inc.	3,313	189,537
Cubic Corp.	6,231	438,849
Ducommun, Inc. (a)	2,827	119,865
Elbit Systems, Ltd.	1,490	245,507
Embraer SA ADR	19,615	338,359
General Dynamics Corp.	751	137,230
HEICO Corp.	3,706	462,805
Hexcel Corp.	3,686	302,731
Huntington Ingalls Industries, Inc.	635	134,487
Kratos Defense & Security Solutions, Inc. (a)	23,363	434,435
L3Harris Technologies, Inc.	6,910	1,441,702
Lockheed Martin Corp.	2,283	890,507
Mercury Systems, Inc. (a)	4,008	325,329
Moog, Inc. Class A	2,830	229,570
Northrop Grumman Corp.	1,979	741,709
Park Aerospace Corp.	7,940	139,426
Raytheon Co.	6,151	1,206,765
Teledyne Technologies, Inc. (a)	3,069	988,187
Textron, Inc.	4,856	237,750
TransDigm Group, Inc.	646	336,353
United Technologies Corp.	1,983	270,720
Vectrus, Inc. (a)	7,514	305,444
		10,985,037
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	2,677	22,005
Aptiv PLC	609	53,239
BorgWarner, Inc.	885	32,462
Dana, Inc.	1,292	18,656
Delphi Technologies PLC	1,077	14,432
Garrett Motion, Inc. (a)	1,972	19,641
Gentherm, Inc. (a)	885	36,360
Kandi Technologies Group, Inc. (a)	7,414	34,549
Lear Corp.	2,211	260,677
Modine Manufacturing Co. (a)	1,529	17,385
Veoneer, Inc. (a)	2,191	32,843
Visteon Corp. (a)	5,162	426,072
		968,321
AUTOMOBILES — 1.7%
Fiat Chrysler Automobiles NV	8,478	109,790
Ford Motor Co.	4,432	40,597
General Motors Co.	2,621	98,235
Honda Motor Co., Ltd. ADR	1,326	34,582
NIO, Inc. ADR (a)	18,600	29,016
Tata Motors, Ltd. ADR (a)	3,312	27,788
Tesla, Inc. (a)	2,878	693,224
Toyota Motor Corp. ADR	1,523	204,828
		1,238,060
Security Description	Shares	Value
BANKS — 1.3%
Banco Santander Brasil SA ADR	15,315	$166,780
Banco Santander SA ADR	89,123	358,275
Bank of Montreal	2,179	160,701
ICICI Bank, Ltd. ADR	14,290	174,052
ING Groep NV ADR	8,484	88,658
		948,466
BIOTECHNOLOGY — 2.1%
Adverum Biotechnologies, Inc. (a)	5,027	27,397
Allogene Therapeutics, Inc. (a)	1,551	42,273
Alnylam Pharmaceuticals, Inc. (a)	669	53,801
Amicus Therapeutics, Inc. (a)	3,949	31,671
Atara Biotherapeutics, Inc. (a)	1,946	27,478
Audentes Therapeutics, Inc. (a)	1,278	35,899
Biogen, Inc. (a)	214	49,824
BioMarin Pharmaceutical, Inc. (a)	415	27,971
Bluebird Bio, Inc. (a)	420	38,564
Cellectis SA ADR (a)	2,457	25,553
CRISPR Therapeutics AG (a)	1,121	45,950
Dicerna Pharmaceuticals, Inc. (a)	3,492	50,145
Editas Medicine, Inc. (a) (b)	2,015	45,821
Fate Therapeutics, Inc. (a)	2,628	40,813
Gilead Sciences, Inc.	667	42,275
Grifols SA ADR	3,954	79,238
Homology Medicines, Inc. (a)	2,193	39,693
Immunomedics, Inc. (a)	2,213	29,344
Inovio Pharmaceuticals, Inc. (a)	13,105	26,865
Intellia Therapeutics, Inc. (a)	3,090	41,252
Intrexon Corp. (a)	8,003	45,777
Ionis Pharmaceuticals, Inc. (a)	461	27,619
Iovance Biotherapeutics, Inc. (a)	2,823	51,379
Ligand Pharmaceuticals, Inc. (a)	286	28,468
Medicines Co. (a)	1,354	67,700
ProQR Therapeutics NV (a)	3,970	22,867
Regeneron Pharmaceuticals, Inc. (a)	167	46,326
REGENXBIO, Inc. (a)	1,106	39,374
Rocket Pharmaceuticals, Inc. (a) (b)	2,456	28,612
Sangamo Therapeutics, Inc. (a)	4,640	41,992
Sarepta Therapeutics, Inc. (a)	419	31,559
Seattle Genetics, Inc. (a)	517	44,152
Spark Therapeutics, Inc. (a)	481	46,647
Ultragenyx Pharmaceutical, Inc. (a)	842	36,021
uniQure NV (a)	837	32,944
Vericel Corp. (a)	2,879	43,588
Voyager Therapeutics, Inc. (a)	1,992	34,282
Xencor, Inc. (a)	1,317	44,422
ZIOPHARM Oncology, Inc. (a)	9,015	38,584
		1,554,140
BUILDING PRODUCTS — 0.9%
Griffon Corp.	9,661	202,591
Johnson Controls International PLC	7,049	309,381
Resideo Technologies, Inc. (a)	10,986	157,649
		669,621

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
CAPITAL MARKETS — 0.9%
BlackRock, Inc.	219	$97,595
Charles Schwab Corp.	2,219	92,821
Nasdaq, Inc.	3,480	345,738
TD Ameritrade Holding Corp.	1,937	90,458
		626,612
CHEMICALS — 0.7%
DuPont de Nemours, Inc.	2,272	162,016
Huntsman Corp.	10,809	251,417
Ingevity Corp. (a)	846	71,775
		485,208
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ADT, Inc.	36,625	229,639
Tetra Tech, Inc.	2,165	187,835
		417,474
COMMUNICATIONS EQUIPMENT — 1.9%
CalAmp Corp. (a)	4,881	56,229
Cisco Systems, Inc.	3,240	160,088
Comtech Telecommunications Corp.	6,801	221,033
F5 Networks, Inc. (a)	1,108	155,585
InterDigital, Inc.	1,977	103,733
Ituran Location & Control, Ltd.	883	21,890
Juniper Networks, Inc.	6,359	157,385
NetScout Systems, Inc. (a)	5,739	132,341
Radware, Ltd. (a)	6,798	164,920
Ribbon Communications, Inc. (a)	10,894	63,621
ViaSat, Inc. (a)	1,966	148,079
		1,384,904
CONSTRUCTION & ENGINEERING — 1.4%
Aegion Corp. (a)	4,580	97,920
Arcosa, Inc.	8,331	285,003
Jacobs Engineering Group, Inc.	2,250	205,875
NV5 Global, Inc. (a)	2,395	163,507
Valmont Industries, Inc.	1,795	248,500
		1,000,805
CONSUMER FINANCE — 1.2%
Ally Financial, Inc.	5,723	189,775
Green Dot Corp. Class A (a)	5,287	133,497
LendingClub Corp. (a)	10,328	135,090
LexinFintech Holdings, Ltd. ADR (a)	12,745	127,832
PPDAI Group, Inc. ADR	30,581	88,685
Qudian, Inc. ADR (a)	20,913	144,090
Yirendai, Ltd. ADR (a)	5,079	35,655
		854,624
CONTAINERS & PACKAGING — 0.3%
Ball Corp.	2,708	197,169
DIVERSIFIED FINANCIAL SERVICES — 0.1%
On Deck Capital, Inc. (a)	14,649	49,221
ORIX Corp. ADR	694	52,154
		101,375
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ATN International, Inc.	2,282	$133,200
Iridium Communications, Inc. (a)	4,875	103,740
ORBCOMM, Inc. (a)	10,352	49,276
Vonage Holdings Corp. (a)	38,170	431,321
		717,537
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	3,086	269,747
Avangrid, Inc.	5,067	264,751
Cia Paranaense de Energia ADR	16,924	203,257
Enel Americas SA ADR	32,080	292,249
Enel Chile SA ADR	12,667	53,328
Genie Energy, Ltd. Class B	9,886	73,750
NextEra Energy, Inc.	1,298	302,421
		1,459,503
ELECTRICAL EQUIPMENT — 3.8%
ABB, Ltd. ADR	33,684	662,564
Acuity Brands, Inc.	1,752	236,152
American Superconductor Corp. (a)	23,871	187,149
AMETEK, Inc.	2,182	200,351
Ballard Power Systems, Inc. (a)	47,418	231,874
Hubbell, Inc.	1,108	145,591
Plug Power, Inc. (a)	125,133	329,100
Sensata Technologies Holding PLC (a)	447	22,377
Sunrun, Inc. (a)	17,161	286,675
TPI Composites, Inc. (a)	11,903	223,181
Vivint Solar, Inc. (a)	39,886	260,854
		2,785,868
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Amphenol Corp. Class A	1,729	166,848
Badger Meter, Inc.	4,791	257,277
Belden, Inc.	2,675	142,684
FARO Technologies, Inc. (a)	1,563	75,571
Fitbit, Inc. Class A (a)	55,013	209,600
FLIR Systems, Inc.	15,010	789,376
Huami Corp. ADR (a)	3,525	35,250
IPG Photonics Corp. (a)	514	69,698
Itron, Inc. (a)	4,847	358,484
OSI Systems, Inc. (a)	5,021	509,933
Rogers Corp. (a)	210	28,709
TE Connectivity, Ltd.	1,771	165,022
Trimble, Inc. (a)	1,950	75,680
TTM Technologies, Inc. (a)	13,334	162,608
		3,046,740
ENERGY EQUIPMENT & SERVICES — 0.4%
Forum Energy Technologies, Inc. (a)	48,950	75,872
Oceaneering International, Inc. (a)	3,981	53,943
TechnipFMC PLC	5,315	128,304
		258,119
ENTERTAINMENT — 2.8%
Activision Blizzard, Inc.	4,404	233,060

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Bilibili, Inc. ADR (a)	17,197	$242,822
Changyou.com, Ltd. ADR	9,882	93,879
Glu Mobile, Inc. (a)	18,589	92,759
Gravity Co., Ltd. ADR (a)	2,221	74,625
NetEase, Inc. ADR	1,633	434,672
Sea, Ltd. ADR (a)	18,058	558,895
Zynga, Inc. Class A (a)	50,183	292,065
		2,022,777
GAS UTILITIES — 0.3%
New Jersey Resources Corp.	5,070	229,265
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	624	52,210
Accuray, Inc. (a)	27,178	75,283
AngioDynamics, Inc. (a)	2,240	41,261
Boston Scientific Corp. (a)	1,291	52,531
CONMED Corp.	881	84,708
Corindus Vascular Robotics, Inc. (a)	36,869	157,799
Danaher Corp.	395	57,050
Globus Medical, Inc. Class A (a)	2,670	136,490
Intuitive Surgical, Inc. (a)	233	125,804
iRhythm Technologies, Inc. (a)	905	67,070
Koninklijke Philips NV	1,088	50,189
Masimo Corp. (a)	543	80,793
Medtronic PLC	1,329	144,356
Smith & Nephew PLC ADR	1,757	84,564
Stryker Corp.	639	138,216
TransEnterix, Inc. (a)	87,358	54,145
Varex Imaging Corp. (a)	12,080	344,763
		1,747,232
HEALTH CARE PROVIDERS & SERVICES — 0.2%
HealthEquity, Inc. (a)	1,324	75,660
McKesson Corp.	614	83,909
		159,569
HEALTH CARE TECHNOLOGY — 0.1%
Omnicell, Inc. (a)	1,336	96,553
HOUSEHOLD DURABLES — 1.1%
Garmin, Ltd.	2,494	211,217
GoPro, Inc. Class A (a)	16,616	86,154
iRobot Corp. (a)	1,306	80,541
Sony Corp. ADR	4,127	244,029
Universal Electronics, Inc. (a)	3,121	158,859
		780,800
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.3%
AES Corp.	15,389	251,456
Atlantica Yield PLC	24,850	598,637
NRG Energy, Inc.	5,969	236,372
Ormat Technologies, Inc.	8,984	667,421
Pattern Energy Group, Inc. Class A	11,416	307,433
TerraForm Power, Inc. Class A	18,051	328,979
Security Description	Shares	Value
TransAlta Corp.	7,685	$49,953
		2,440,251
INDUSTRIAL CONGLOMERATES — 1.2%
General Electric Co.	27,611	246,843
Honeywell International, Inc.	2,375	401,850
Roper Technologies, Inc.	732	261,031
		909,724
INSURANCE — 0.4%
Aegon NV	20,376	84,153
Allstate Corp.	1,056	114,766
Progressive Corp.	1,284	99,189
		298,108
INTERACTIVE MEDIA & SERVICES — 6.0%
Alphabet, Inc. Class A (a)	304	371,226
Baidu, Inc. ADR (a)	2,640	271,286
Facebook, Inc. Class A (a)	2,682	477,610
IAC/InterActiveCorp (a)	1,306	284,669
LINE Corp. ADR (a)	16,154	580,575
Match Group, Inc.	4,672	333,768
Meet Group, Inc. (a)	53,258	174,420
Momo, Inc. ADR	8,102	251,000
Snap, Inc. Class A (a)	36,345	574,251
Twitter, Inc. (a)	7,458	307,270
Weibo Corp. ADR (a)	4,580	204,955
Yandex NV Class A (a)	2,183	76,427
Yelp, Inc. (a)	7,195	250,026
YY, Inc. ADR (a)	3,733	209,907
		4,367,390
INTERNET & DIRECT MARKETING RETAIL — 1.0%
Alibaba Group Holding, Ltd. ADR (a)	1,091	182,448
MercadoLibre, Inc. (a)	436	240,336
Overstock.com, Inc. (a)	26,229	277,765
		700,549
IT SERVICES — 9.7%
Akamai Technologies, Inc. (a)	2,201	201,127
Broadridge Financial Solutions, Inc.	2,480	308,586
CACI International, Inc. Class A (a)	1,314	303,876
DXC Technology Co.	3,300	97,350
Fidelity National Information Services, Inc.	4,173	554,008
Fiserv, Inc. (a)	5,849	605,898
Infosys, Ltd. ADR	30,021	341,339
International Business Machines Corp.	2,239	325,595
Leidos Holdings, Inc.	7,497	643,842
Limelight Networks, Inc. (a)	51,506	156,063
ManTech International Corp. Class A	8,531	609,199
Mastercard, Inc. Class A	655	177,878
Net 1 UEPS Technologies, Inc. (a)	19,250	68,723
Pagseguro Digital, Ltd. Class A (a)	11,404	528,119
PayPal Holdings, Inc. (a)	2,246	232,663
Perspecta, Inc.	7,514	196,266
QIWI PLC ADR	5,899	129,483

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Science Applications International Corp.	2,217	$193,655
Shopify, Inc. Class A (a)	928	289,221
Square, Inc. Class A (a)	3,744	231,941
Twilio, Inc. Class A (a) (b)	2,928	321,963
Virtusa Corp. (a)	4,637	167,025
Visa, Inc. Class A	1,539	264,723
Wipro, Ltd. ADR	43,474	158,680
		7,107,223
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Accelerate Diagnostics, Inc. (a)	6,187	114,893
Agilent Technologies, Inc.	1,082	82,914
Bruker Corp.	13,198	579,788
Charles River Laboratories International, Inc. (a)	844	111,720
Codexis, Inc. (a)	2,382	32,669
Luminex Corp.	2,159	44,583
Mettler-Toledo International, Inc. (a)	103	72,553
Pacific Biosciences of California, Inc. (a)	10,899	56,239
PerkinElmer, Inc.	868	73,928
Thermo Fisher Scientific, Inc.	424	123,498
		1,292,785
MACHINERY — 3.4%
Barnes Group, Inc.	1,307	67,363
Cummins, Inc.	220	35,787
Dover Corp.	738	73,475
Energy Recovery, Inc. (a)	7,939	73,555
ESCO Technologies, Inc.	2,192	174,396
Evoqua Water Technologies Corp. (a)	19,566	333,013
Fortive Corp.	956	65,543
Hyster-Yale Materials Handling, Inc.	6,386	349,506
John Bean Technologies Corp.	1,055	104,899
Lincoln Electric Holdings, Inc.	1,505	130,574
Luxfer Holdings PLC	918	14,302
Mueller Water Products, Inc. Class A	13,326	149,784
Pentair PLC	7,046	266,339
Proto Labs, Inc. (a)	676	69,020
Standex International Corp.	2,413	176,004
WABCO Holdings, Inc. (a)	949	126,929
Xylem, Inc.	3,289	261,870
		2,472,359
MEDIA — 0.2%
CBS Corp. Class B	4,213	170,079
METALS & MINING — 0.3%
Allegheny Technologies, Inc. (a)	3,324	67,311
ArcelorMittal	1,086	15,465
Carpenter Technology Corp.	1,573	81,261
Kaiser Aluminum Corp.	616	60,965
		225,002
MULTI-UTILITIES — 1.0%
Algonquin Power & Utilities Corp.	13,436	184,073
Consolidated Edison, Inc.	2,923	276,136
Security Description	Shares	Value
Sempra Energy	1,947	$287,397
		747,606
OIL, GAS & CONSUMABLE FUELS — 0.5%
Enbridge, Inc.	7,016	246,121
Royal Dutch Shell PLC Class A ADR	2,223	130,824
		376,945
PHARMACEUTICALS — 0.2%
Mallinckrodt PLC (a)	3,494	8,421
Novartis AG ADR	428	37,193
Sanofi ADR	867	40,168
WaVe Life Sciences, Ltd. (a)	1,551	31,842
		117,624
ROAD & RAIL — 0.1%
Avis Budget Group, Inc. (a)	2,189	61,861
Hertz Global Holdings, Inc. (a)	2,965	41,036
		102,897
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.7%
Advanced Micro Devices, Inc. (a)	4,606	133,528
Ambarella, Inc. (a)	5,669	356,212
Analog Devices, Inc.	1,611	179,997
Applied Materials, Inc.	5,292	264,071
Brooks Automation, Inc.	3,286	121,681
Camtek, Ltd.	4,205	39,443
Canadian Solar, Inc. (a)	15,849	299,229
Daqo New Energy Corp. ADR (a)	7,665	353,280
Enphase Energy, Inc. (a)	18,288	406,542
First Solar, Inc. (a)	5,041	292,428
Himax Technologies, Inc. ADR (a) (b)	40,327	91,542
Intel Corp.	3,744	192,928
JinkoSolar Holding Co., Ltd. ADR (a)	14,415	229,919
KLA Corp.	673	107,310
MagnaChip Semiconductor Corp. (a)	11,335	114,937
Micron Technology, Inc. (a)	3,547	151,989
NeoPhotonics Corp. (a)	11,641	70,894
NVE Corp.	398	26,407
NVIDIA Corp.	4,368	760,338
NXP Semiconductors NV	3,269	356,713
ON Semiconductor Corp. (a)	7,006	134,585
Qorvo, Inc. (a)	3,573	264,902
Rambus, Inc. (a)	52,865	693,853
Silicon Laboratories, Inc. (a)	1,599	178,049
SolarEdge Technologies, Inc. (a)	5,903	494,199
STMicroelectronics NV	20,040	387,574
SunPower Corp. (a)	36,333	398,573
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,333	387,318
Teradyne, Inc.	2,627	152,129
Texas Instruments, Inc.	428	55,315
Ultra Clean Holdings, Inc. (a)	5,921	86,654
Xperi Corp.	1,010	20,887
		7,803,426

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 8.8%
8x8, Inc. (a)	15,625	$323,750
A10 Networks, Inc. (a)	26,632	184,826
ACI Worldwide, Inc. (a)	7,938	248,658
Agilysys, Inc. (a)	4,375	112,044
Alarm.com Holdings, Inc. (a)	3,551	165,619
Alteryx, Inc. Class A (a)	3,922	421,340
ANSYS, Inc. (a)	423	93,635
Atlassian Corp. PLC Class A (a)	3,553	445,688
Autodesk, Inc. (a)	283	41,799
Avaya Holdings Corp. (a)	21,110	215,955
Blackbaud, Inc.	2,031	183,481
Check Point Software Technologies, Ltd. (a)	1,495	163,702
CyberArk Software, Ltd. (a)	1,316	131,363
FireEye, Inc. (a)	10,576	141,084
Fortinet, Inc. (a)	1,971	151,294
Materialise NV ADR (a)	1,778	32,857
Microsoft Corp.	5,716	794,695
Mimecast, Ltd. (a)	3,316	118,282
MiX Telematics, Ltd. ADR	1,946	27,147
MobileIron, Inc. (a)	28,169	184,366
OneSpan, Inc. (a)	9,675	140,287
Palo Alto Networks, Inc. (a)	667	135,955
Proofpoint, Inc. (a)	1,371	176,928
PTC, Inc. (a)	2,631	179,382
Q2 Holdings, Inc. (a)	2,160	170,359
Qualys, Inc. (a)	1,948	147,210
Rapid7, Inc. (a)	3,264	148,153
RingCentral, Inc. Class A (a)	3,309	415,809
Symantec Corp.	7,521	177,721
Telenav, Inc. (a)	1,520	7,266
Tenable Holdings, Inc. (a)	5,741	128,484
Varonis Systems, Inc. (a)	2,392	142,994
Verint Systems, Inc. (a)	2,865	122,565
Xunlei, Ltd. ADR (a)	58,159	133,184
		6,407,882
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
3D Systems Corp. (a)	36,228	295,258
Apple, Inc.	2,388	534,840
Dell Technologies, Inc. Class C (a)	2,629	136,340
HP, Inc.	3,942	74,583
Immersion Corp. (a)	2,212	16,922
Logitech International SA	4,208	171,434
NCR Corp. (a)	7,914	249,766
Stratasys, Ltd. (a)	3,333	71,009
		1,550,152
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Fossil Group, Inc. (a)	5,950	$74,435
WATER UTILITIES — 0.1%
AquaVenture Holdings, Ltd. (a)	3,045	59,164
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
China Mobile, Ltd. ADR	3,700	153,180
PLDT, Inc. ADR	6,406	140,932
Rogers Communications, Inc. Class B	3,310	161,296
SK Telecom Co., Ltd. ADR	13,837	307,182
Vodafone Group PLC ADR	10,360	206,267
		968,857
TOTAL COMMON STOCKS (Cost $73,811,035)		72,928,237
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	40,479	40,483
State Street Navigator Securities Lending Portfolio III (e) (f)	172,608	172,608
TOTAL SHORT-TERM INVESTMENTS (Cost $213,091)		213,091
TOTAL INVESTMENTS — 100.2% (Cost $74,024,126)		73,141,328
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(157,774)
NET ASSETS — 100.0%		$72,983,554
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$72,928,237	$—	$—	$72,928,237
Short-Term Investments	213,091	—	—	213,091
TOTAL INVESTMENTS	$73,141,328	$—	$—	$73,141,328
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$180,150	$139,667	$—	$—	40,479	$40,483	$162
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,171	29,171	123,395	152,566	—	—	—	—	123
State Street Navigator Securities Lending Portfolio III	—	—	172,608	—	—	—	172,608	172,608	2
Total		$29,171	$476,153	$292,233	$—	$—		$213,091	$287
See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 1.5%
HEICO Corp.	765	$95,533
AUTO COMPONENTS — 23.5%
American Axle & Manufacturing Holdings, Inc. (a)	14,818	121,804
Aptiv PLC	2,281	199,405
BorgWarner, Inc.	4,210	154,423
Dana, Inc.	5,817	83,998
Delphi Technologies PLC	5,473	73,338
Garrett Motion, Inc. (a)	10,634	105,915
Gentherm, Inc. (a)	3,275	134,553
Kandi Technologies Group, Inc. (a)	13,711	63,893
Lear Corp.	1,259	148,436
Modine Manufacturing Co. (a)	3,155	35,872
Veoneer, Inc. (a)	10,533	157,890
Visteon Corp. (a)	3,326	274,528
		1,554,055
AUTOMOBILES — 15.2%
Fiat Chrysler Automobiles NV	7,385	95,636
Ford Motor Co.	17,346	158,889
General Motors Co.	2,730	102,320
Honda Motor Co., Ltd. ADR	6,664	173,797
NIO, Inc. ADR (a)	67,000	104,520
Tata Motors, Ltd. ADR (a)	8,081	67,800
Tesla, Inc. (a)	816	196,550
Toyota Motor Corp. ADR	782	105,171
		1,004,683
BUILDING PRODUCTS — 1.6%
Johnson Controls International PLC	2,463	108,101
COMMUNICATIONS EQUIPMENT — 2.8%
CalAmp Corp. (a)	6,229	71,758
Comtech Telecommunications Corp.	2,719	88,368
Ituran Location & Control, Ltd.	960	23,798
		183,924
DIVERSIFIED FINANCIAL SERVICES — 0.9%
ORIX Corp. ADR	813	61,097
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ORBCOMM, Inc. (a)	11,332	53,940
ELECTRICAL EQUIPMENT — 5.2%
Ballard Power Systems, Inc. (a)	13,173	64,416
Plug Power, Inc. (a)	65,748	172,917
Sensata Technologies Holding PLC (a)	2,094	104,826
		342,159
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.2%
FLIR Systems, Inc.	1,911	100,500
Rogers Corp. (a)	1,107	151,338
Trimble, Inc. (a)	4,011	155,667
		407,505
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 5.4%
Alphabet, Inc. Class A (a)	91	$111,124
Baidu, Inc. ADR (a)	861	88,476
Yandex NV Class A (a)	4,460	156,145
		355,745
IT SERVICES — 0.9%
DXC Technology Co.	1,940	57,230
MACHINERY — 9.4%
Cummins, Inc.	1,048	170,478
Fortive Corp.	2,185	149,804
Hyster-Yale Materials Handling, Inc.	1,370	74,980
Luxfer Holdings PLC	3,321	51,741
WABCO Holdings, Inc. (a)	1,305	174,544
		621,547
METALS & MINING — 1.3%
ArcelorMittal	5,926	84,386
ROAD & RAIL — 3.8%
Avis Budget Group, Inc. (a)	5,568	157,352
Hertz Global Holdings, Inc. (a)	6,901	95,510
		252,862
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.3%
Ambarella, Inc. (a)	2,327	146,217
Analog Devices, Inc.	933	104,244
Intel Corp.	2,102	108,316
NVIDIA Corp.	666	115,930
NXP Semiconductors NV	1,048	114,358
ON Semiconductor Corp. (a)	4,913	94,379
SolarEdge Technologies, Inc. (a)	1,775	148,603
STMicroelectronics NV	5,977	115,595
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,468	114,713
Texas Instruments, Inc.	882	113,990
Xperi Corp.	4,787	98,995
		1,275,340
SOFTWARE — 2.2%
ANSYS, Inc. (a)	492	108,909
MiX Telematics, Ltd. ADR	1,427	19,907
Telenav, Inc. (a)	3,952	18,890
		147,706
TOTAL COMMON STOCKS (Cost $7,376,037)		6,605,813
TOTAL INVESTMENTS — 100.0% (Cost $7,376,037)		6,605,813
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		68
NET ASSETS — 100.0%		$6,605,881
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,605,813	$—	$—	$6,605,813
TOTAL INVESTMENTS	$6,605,813	$—	$—	$6,605,813
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$20,719	$20,719	$—	$—	—	$—	$21
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,975	7,975	5,041	13,016	—	—	—	—	24
Total		$7,975	$25,760	$33,735	$—	$—		$—	$45
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
Arconic, Inc.	3,566	$92,716
Boeing Co.	2,099	798,606
General Dynamics Corp.	6,097	1,114,105
HEICO Corp. Class A	174	16,932
Huntington Ingalls Industries, Inc.	1,418	300,318
L3Harris Technologies, Inc.	5,429	1,132,707
Lockheed Martin Corp.	4,162	1,623,430
Northrop Grumman Corp.	1,362	510,464
Raytheon Co.	9,320	1,828,491
Spirit AeroSystems Holdings, Inc. Class A	2,567	211,110
Textron, Inc.	2,224	108,887
TransDigm Group, Inc.	66	34,364
United Technologies Corp.	11,139	1,520,696
		9,292,826
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc. (a)	8,438	715,374
Expeditors International of Washington, Inc.	10,682	793,566
FedEx Corp.	2,622	381,684
United Parcel Service, Inc. Class B	4,869	583,403
XPO Logistics, Inc. (a) (b)	1,752	125,391
		2,599,418
AIRLINES — 0.1%
American Airlines Group, Inc.	2,600	70,122
Delta Air Lines, Inc.	2,192	126,259
Southwest Airlines Co.	3,888	209,991
United Airlines Holdings, Inc. (b)	1,002	88,587
		494,959
AUTO COMPONENTS — 0.2%
Aptiv PLC	1,670	145,991
Autoliv, Inc. (a)	1,052	82,982
BorgWarner, Inc.	6,681	245,059
Lear Corp.	2,194	258,673
		732,705
AUTOMOBILES — 0.5%
Ford Motor Co.	107,526	984,938
General Motors Co.	35,826	1,342,759
Harley-Davidson, Inc.	2,205	79,314
Tesla, Inc. (b)	343	82,618
		2,489,629
BANKS — 4.5%
Bank of America Corp.	131,482	3,835,330
BB&T Corp.	11,053	589,899
CIT Group, Inc.	1,784	80,833
Citigroup, Inc.	45,416	3,137,337
Citizens Financial Group, Inc.	8,925	315,677
Comerica, Inc.	1,963	129,538
East West Bancorp, Inc.	4,176	184,955
Fifth Third Bancorp	11,702	320,401
First Republic Bank	1,223	118,264
Security Description	Shares	Value
Huntington Bancshares, Inc.	13,339	$190,348
JPMorgan Chase & Co.	38,042	4,477,163
KeyCorp	15,239	271,864
M&T Bank Corp.	3,742	591,124
People's United Financial, Inc.	4,804	75,111
PNC Financial Services Group, Inc.	6,258	877,121
Regions Financial Corp.	17,312	273,876
Signature Bank	588	70,101
SunTrust Banks, Inc.	6,233	428,830
SVB Financial Group (b)	433	90,475
US Bancorp	29,854	1,652,120
Wells Fargo & Co.	68,078	3,433,854
Zions Bancorp NA (a)	2,597	115,619
		21,259,840
BEVERAGES — 2.5%
Brown-Forman Corp. Class B	9,540	598,921
Coca-Cola Co.	56,621	3,082,447
Constellation Brands, Inc. Class A	1,009	209,146
Molson Coors Brewing Co. Class B	2,465	141,738
Monster Beverage Corp. (b)	9,205	534,442
PepsiCo, Inc.	53,492	7,333,753
		11,900,447
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	6,970	527,769
Alexion Pharmaceuticals, Inc. (b)	694	67,970
Alkermes PLC (b)	128	2,497
Alnylam Pharmaceuticals, Inc. (b)	57	4,584
Amgen, Inc.	16,511	3,195,044
Biogen, Inc. (b)	5,732	1,334,524
BioMarin Pharmaceutical, Inc. (b)	131	8,829
Celgene Corp. (b)	14,857	1,475,300
Gilead Sciences, Inc.	11,842	750,546
Incyte Corp. (b)	60	4,454
Regeneron Pharmaceuticals, Inc. (b)	2,003	555,632
Seattle Genetics, Inc. (a) (b)	61	5,209
Vertex Pharmaceuticals, Inc. (b)	985	166,879
		8,099,237
BUILDING PRODUCTS — 0.2%
Allegion PLC	2,295	237,877
AO Smith Corp.	3,821	182,300
Fortune Brands Home & Security, Inc.	1,115	60,990
Johnson Controls International PLC	8,080	354,631
Lennox International, Inc.	68	16,522
Masco Corp.	1,709	71,231
Owens Corning	1,420	89,744
		1,013,295
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	546	45,509
Ameriprise Financial, Inc.	3,746	551,037
Bank of New York Mellon Corp.	9,177	414,892
BlackRock, Inc.	670	298,579
Cboe Global Markets, Inc.	416	47,803
Charles Schwab Corp.	5,799	242,572
CME Group, Inc.	5,105	1,078,891

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
E*TRADE Financial Corp.	1,716	$74,972
Eaton Vance Corp.	2,701	121,356
FactSet Research Systems, Inc. (a)	988	240,054
Franklin Resources, Inc. (a)	8,453	243,954
Goldman Sachs Group, Inc.	4,735	981,234
Intercontinental Exchange, Inc.	4,119	380,060
Invesco, Ltd.	5,830	98,760
KKR & Co., Inc. Class A (a)	3,655	98,137
MarketAxess Holdings, Inc.	1,177	385,467
Moody's Corp.	395	80,908
Morgan Stanley	15,957	680,885
MSCI, Inc.	125	27,219
Nasdaq, Inc.	612	60,802
Northern Trust Corp.	1,589	148,285
Raymond James Financial, Inc.	1,002	82,625
S&P Global, Inc.	609	149,193
SEI Investments Co.	3,784	224,221
State Street Corp. (c)	4,779	282,869
T Rowe Price Group, Inc.	6,402	731,428
TD Ameritrade Holding Corp.	6,294	293,930
		8,065,642
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	2,849	632,079
Albemarle Corp. (a)	929	64,584
Axalta Coating Systems, Ltd. (b)	862	25,989
Celanese Corp.	3,332	407,470
CF Industries Holdings, Inc.	1,441	70,897
Corteva, Inc.	9,607	268,996
Dow, Inc.	6,998	333,455
DuPont de Nemours, Inc.	9,631	686,787
Eastman Chemical Co.	1,662	122,705
Ecolab, Inc.	6,371	1,261,713
FMC Corp.	781	68,478
International Flavors & Fragrances, Inc. (a)	2,091	256,545
Linde PLC	3,373	653,418
LyondellBasell Industries NV Class A	10,811	967,260
Mosaic Co.	4,063	83,291
PPG Industries, Inc.	1,439	170,536
Sherwin-Williams Co.	333	183,107
Westlake Chemical Corp.	552	36,167
		6,293,477
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Cintas Corp.	322	86,328
Copart, Inc. (b)	4,784	384,299
Republic Services, Inc.	26,458	2,289,940
Rollins, Inc. (a)	3,814	129,943
Waste Connections, Inc.	9,451	869,492
Waste Management, Inc.	22,610	2,600,150
		6,360,152
COMMUNICATIONS EQUIPMENT — 2.0%
Arista Networks, Inc. (b)	1,188	283,837
Cisco Systems, Inc.	131,085	6,476,910
Security Description	Shares	Value
F5 Networks, Inc. (b)	4,264	$598,751
Juniper Networks, Inc.	5,732	141,867
Motorola Solutions, Inc.	12,057	2,054,633
		9,555,998
CONSTRUCTION & ENGINEERING — 0.0% (d)
Fluor Corp.	2,576	49,279
Jacobs Engineering Group, Inc.	1,266	115,839
		165,118
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	360	98,676
Vulcan Materials Co.	580	87,719
		186,395
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	6,986	231,656
American Express Co.	3,827	452,658
Capital One Financial Corp.	7,137	649,324
Discover Financial Services	3,055	247,730
Synchrony Financial	6,711	228,778
		1,810,146
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	490	55,649
Ball Corp.	3,264	237,652
Crown Holdings, Inc. (b)	1,168	77,158
International Paper Co.	4,183	174,933
Packaging Corp. of America	843	89,442
Sealed Air Corp.	1,160	48,152
Westrock Co.	4,708	171,607
		854,593
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,897	388,102
LKQ Corp. (b)	3,222	101,332
		489,434
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	1,654	39,067
DIVERSIFIED FINANCIAL SERVICES — 0.6%
AXA Equitable Holdings, Inc.	5,476	121,348
Berkshire Hathaway, Inc. Class B (b)	13,124	2,730,055
Jefferies Financial Group, Inc.	4,735	87,124
Voya Financial, Inc.	1,509	82,150
		3,020,677
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	134,482	5,088,799
CenturyLink, Inc.	25,963	324,018
Verizon Communications, Inc.	72,460	4,373,686
Zayo Group Holdings, Inc. (b)	9,468	320,965
		10,107,468
ELECTRIC UTILITIES — 2.9%
Alliant Energy Corp.	4,916	265,120

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
American Electric Power Co., Inc.	12,163	$1,139,552
Duke Energy Corp.	24,280	2,327,481
Edison International	3,030	228,523
Entergy Corp.	1,578	185,194
Evergy, Inc.	8,460	563,098
Eversource Energy	7,206	615,897
Exelon Corp.	9,730	470,056
FirstEnergy Corp.	5,275	254,413
NextEra Energy, Inc.	12,198	2,842,012
OGE Energy Corp.	1,172	53,185
Pinnacle West Capital Corp.	960	93,187
PPL Corp.	6,515	205,157
Southern Co.	35,822	2,212,725
Xcel Energy, Inc.	31,289	2,030,343
		13,485,943
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	1,116	150,426
AMETEK, Inc.	1,023	93,932
Eaton Corp. PLC	3,620	301,003
Emerson Electric Co.	14,506	969,871
Rockwell Automation, Inc.	3,637	599,378
Sensata Technologies Holding PLC (b)	1,126	56,367
		2,170,977
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	20,275	1,956,538
Arrow Electronics, Inc. (b)	2,244	167,358
CDW Corp.	977	120,405
Cognex Corp.	3,816	187,480
Corning, Inc.	6,925	197,501
Flex, Ltd. (b)	12,715	133,062
FLIR Systems, Inc.	5,099	268,156
IPG Photonics Corp. (b)	1,015	137,634
Keysight Technologies, Inc. (b)	640	62,240
TE Connectivity, Ltd.	9,500	885,210
Trimble, Inc. (b)	1,002	38,888
Zebra Technologies Corp. Class A (b)	183	37,766
		4,192,238
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes a GE Co.	7,817	181,354
Halliburton Co.	6,868	129,462
Helmerich & Payne, Inc.	545	21,838
National Oilwell Varco, Inc.	3,060	64,872
Schlumberger, Ltd.	10,159	347,133
TechnipFMC PLC	4,407	106,385
		851,044
ENTERTAINMENT — 1.5%
Activision Blizzard, Inc.	3,751	198,503
Electronic Arts, Inc. (b)	1,195	116,895
Liberty Media Corp.-Liberty Formula One Class C (b)	994	41,341
Live Nation Entertainment, Inc. (b)	483	32,042
Netflix, Inc. (b)	612	163,783
Take-Two Interactive Software, Inc. (b)	333	41,738
Security Description	Shares	Value
Viacom, Inc. Class B	5,464	$131,300
Walt Disney Co.	48,806	6,360,398
		7,086,000
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
Alexandria Real Estate Equities, Inc. REIT (a)	430	66,237
American Tower Corp. REIT	6,257	1,383,610
AvalonBay Communities, Inc. REIT	7,419	1,597,533
Boston Properties, Inc. REIT	533	69,109
Camden Property Trust REIT	6,804	755,312
Crown Castle International Corp. REIT	11,504	1,599,171
Digital Realty Trust, Inc. REIT (a)	1,397	181,345
Duke Realty Corp. REIT	4,275	145,222
Equinix, Inc. REIT	498	287,246
Equity LifeStyle Properties, Inc. REIT	200	26,720
Equity Residential REIT	16,943	1,461,503
Essex Property Trust, Inc. REIT	2,227	727,449
Extra Space Storage, Inc. REIT	3,680	429,898
Federal Realty Investment Trust REIT	136	18,515
HCP, Inc. REIT	2,768	98,624
Host Hotels & Resorts, Inc. REIT	5,727	99,020
Invitation Homes, Inc. REIT	9,668	286,269
Iron Mountain, Inc. REIT (a)	1,178	38,155
Kimco Realty Corp. REIT	3,553	74,187
Liberty Property Trust REIT	880	45,170
Macerich Co. REIT (a)	510	16,111
Mid-America Apartment Communities, Inc. REIT	3,607	468,946
National Retail Properties, Inc. REIT	7,435	419,334
Prologis, Inc. REIT	3,024	257,705
Public Storage REIT	10,455	2,564,298
Realty Income Corp. REIT	14,548	1,115,541
Regency Centers Corp. REIT	693	48,157
SBA Communications Corp. REIT	2,438	587,924
Simon Property Group, Inc. REIT	2,107	327,955
SL Green Realty Corp. REIT	684	55,917
Sun Communities, Inc. REIT	348	51,661
UDR, Inc. REIT	13,561	657,437
Ventas, Inc. REIT	5,864	428,248
VEREIT, Inc.	7,590	74,230
Vornado Realty Trust REIT	1,056	67,235
Welltower, Inc. REIT	7,794	706,526
Weyerhaeuser Co. REIT	4,374	121,160
WP Carey, Inc. REIT	756	67,662
		17,426,342
FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	12,395	3,571,124
Kroger Co.	22,817	588,222
Sysco Corp.	19,693	1,563,624
Walmart, Inc.	22,664	2,689,764
Walgreens Boots Alliance, Inc.	13,098	724,450
		9,137,184

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	9,650	$396,326
Bunge, Ltd.	5,301	300,143
Campbell Soup Co. (a)	10,448	490,220
Conagra Brands, Inc.	3,724	114,252
General Mills, Inc.	9,086	500,820
Hershey Co.	16,274	2,522,307
Hormel Foods Corp. (a)	30,839	1,348,590
Ingredion, Inc.	1,795	146,723
J.M. Smucker Co.	3,744	411,915
Kellogg Co.	13,724	883,139
Kraft Heinz Co.	8,994	251,247
Lamb Weston Holdings, Inc.	10,601	770,905
McCormick & Co., Inc.	5,133	802,288
Mondelez International, Inc. Class A	22,700	1,255,764
Tyson Foods, Inc. Class A	4,132	355,931
		10,550,570
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	630	71,751
UGI Corp.	1,417	71,232
		142,983
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	9,576	801,224
ABIOMED, Inc. (b)	11	1,957
Align Technology, Inc. (b)	1,689	305,574
Baxter International, Inc.	17,409	1,522,765
Becton Dickinson and Co.	3,539	895,226
Boston Scientific Corp. (b)	8,547	347,777
Cooper Cos., Inc.	1,732	514,404
Danaher Corp.	10,595	1,530,236
DENTSPLY SIRONA, Inc.	1,027	54,749
DexCom, Inc. (b)	12	1,791
Edwards Lifesciences Corp. (b)	4,726	1,039,295
Hologic, Inc. (b)	1,094	55,236
IDEXX Laboratories, Inc. (b)	65	17,676
Intuitive Surgical, Inc. (b)	2,239	1,208,903
Medtronic PLC	22,218	2,413,319
ResMed, Inc.	3,318	448,295
STERIS PLC	376	54,328
Stryker Corp.	5,704	1,233,775
Teleflex, Inc.	102	34,655
Varian Medical Systems, Inc. (b)	2,257	268,786
Zimmer Biomet Holdings, Inc.	1,852	254,224
		13,004,195
HEALTH CARE PROVIDERS & SERVICES — 2.1%
AmerisourceBergen Corp.	5,673	467,058
Anthem, Inc.	4,826	1,158,723
Cardinal Health, Inc.	11,211	529,047
Centene Corp. (b)	4,771	206,393
Cigna Corp.	4,817	731,172
CVS Health Corp.	24,040	1,516,203
DaVita, Inc. (b)	1,632	93,138
Security Description	Shares	Value
HCA Healthcare, Inc.	2,186	$263,238
Henry Schein, Inc. (b)	2,467	156,655
Humana, Inc.	2,988	763,942
Laboratory Corp. of America Holdings (b)	775	130,200
McKesson Corp.	6,370	870,524
Quest Diagnostics, Inc.	2,017	215,880
UnitedHealth Group, Inc.	9,806	2,131,040
Universal Health Services, Inc. Class B	3,533	525,534
WellCare Health Plans, Inc. (b)	852	220,813
		9,979,560
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	2,700	184,059
Veeva Systems, Inc. Class A (b)	2,482	378,977
		563,036
HOTELS, RESTAURANTS & LEISURE — 1.8%
Aramark	3,022	131,699
Carnival Corp.	4,266	186,467
Chipotle Mexican Grill, Inc. (b)	48	40,343
Darden Restaurants, Inc.	6,229	736,392
Domino's Pizza, Inc.	65	15,898
Hilton Worldwide Holdings, Inc.	595	55,400
Las Vegas Sands Corp.	1,615	93,282
Marriott International, Inc. Class A	882	109,694
McDonald's Corp.	13,315	2,858,864
MGM Resorts International	4,752	131,725
Norwegian Cruise Line Holdings, Ltd. (b)	1,624	84,075
Royal Caribbean Cruises, Ltd.	1,227	132,921
Starbucks Corp.	15,862	1,402,518
Vail Resorts, Inc.	133	30,266
Wynn Resorts, Ltd.	520	56,534
Yum! Brands, Inc.	19,915	2,258,959
		8,325,037
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	3,622	190,916
Garmin, Ltd.	7,405	627,130
Leggett & Platt, Inc.	1,029	42,127
Lennar Corp. Class A	3,280	183,188
Mohawk Industries, Inc. (b)	718	89,082
Newell Brands, Inc.	6,753	126,416
NVR, Inc. (b)	171	635,667
PulteGroup, Inc.	3,024	110,527
Whirlpool Corp.	1,112	176,096
		2,181,149
HOUSEHOLD PRODUCTS — 2.5%
Church & Dwight Co., Inc.	8,338	627,351
Clorox Co.	7,084	1,075,847
Colgate-Palmolive Co.	9,391	690,333
Kimberly-Clark Corp.	5,342	758,831
Procter & Gamble Co.	70,187	8,729,859
Spectrum Brands Holdings, Inc.	119	6,241
		11,888,462

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	7,305	$119,364
NRG Energy, Inc.	1,911	75,675
Vistra Energy Corp.	2,504	66,932
		261,971
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	15,929	2,618,728
General Electric Co.	92,052	822,945
Honeywell International, Inc.	19,164	3,242,549
Roper Technologies, Inc.	352	125,523
		6,809,745
INSURANCE — 5.1%
Aflac, Inc.	26,986	1,411,908
Alleghany Corp. (b)	236	188,271
Allstate Corp.	13,627	1,480,982
American Financial Group, Inc.	5,901	636,423
American International Group, Inc.	15,736	876,495
Aon PLC	6,970	1,349,183
Arch Capital Group, Ltd. (b)	37,123	1,558,424
Arthur J Gallagher & Co.	10,452	936,186
Assurant, Inc.	676	85,054
Athene Holding, Ltd. Class A (b)	1,909	80,293
Brighthouse Financial, Inc. (b)	2,136	86,444
Chubb, Ltd.	14,249	2,300,359
Cincinnati Financial Corp.	4,082	476,247
Erie Indemnity Co. Class A (a)	1,326	246,172
Everest Re Group, Ltd.	5,105	1,358,389
Fidelity National Financial, Inc.	8,967	398,224
Globe Life, Inc.	991	94,898
Hartford Financial Services Group, Inc.	17,809	1,079,403
Lincoln National Corp.	2,795	168,594
Loews Corp.	4,669	240,360
Markel Corp. (b)	705	833,239
Marsh & McLennan Cos., Inc.	12,811	1,281,741
MetLife, Inc.	10,588	499,330
Principal Financial Group, Inc.	3,176	181,477
Progressive Corp.	15,448	1,193,358
Prudential Financial, Inc.	5,777	519,641
Reinsurance Group of America, Inc.	922	147,409
RenaissanceRe Holdings, Ltd.	5,177	1,001,491
Travelers Cos., Inc.	8,246	1,226,098
Unum Group	4,118	122,387
Willis Towers Watson PLC	2,642	509,827
WR Berkley Corp.	18,503	1,336,472
		23,904,779
INTERACTIVE MEDIA & SERVICES — 4.0%
Alphabet, Inc. Class A (b)	4,113	5,022,549
Alphabet, Inc. Class C (b)	4,440	5,412,360
Facebook, Inc. Class A (b)	47,818	8,515,429
IAC/InterActiveCorp (b)	132	28,772
Snap, Inc. Class A (a) (b)	62	980
TripAdvisor, Inc. (b)	193	7,465
Security Description	Shares	Value
Twitter, Inc. (b)	979	$40,335
Zillow Group, Inc. Class C (a) (b)	197	5,875
		19,033,765
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (b)	575	998,148
Booking Holdings, Inc. (b)	1,149	2,255,039
eBay, Inc.	9,972	388,708
Expedia Group, Inc.	1,933	259,814
GrubHub, Inc. (a) (b)	79	4,441
MercadoLibre, Inc. (b)	12	6,615
Qurate Retail, Inc. Class A (b)	10,406	107,338
Wayfair, Inc. Class A (a) (b)	48	5,382
		4,025,485
IT SERVICES — 9.1%
Accenture PLC Class A	26,833	5,161,327
Akamai Technologies, Inc. (b)	631	57,661
Alliance Data Systems Corp.	555	71,112
Automatic Data Processing, Inc.	16,295	2,630,339
Broadridge Financial Solutions, Inc.	6,911	859,936
Cognizant Technology Solutions Corp. Class A	23,615	1,423,158
DXC Technology Co.	2,822	83,249
EPAM Systems, Inc. (b)	100	18,232
Fidelity National Information Services, Inc.	14,099	1,871,783
Fiserv, Inc. (b)	27,941	2,894,408
FleetCor Technologies, Inc. (b)	1,664	477,202
Gartner, Inc. (b)	121	17,302
Global Payments, Inc.	950	151,050
GoDaddy, Inc. Class A (b)	119	7,852
International Business Machines Corp.	30,440	4,426,585
Jack Henry & Associates, Inc.	10,578	1,544,071
Leidos Holdings, Inc.	1,063	91,290
Mastercard, Inc. Class A	31,710	8,611,485
Paychex, Inc.	25,428	2,104,676
PayPal Holdings, Inc. (b)	2,017	208,941
Sabre Corp.	1,619	36,257
Square, Inc. Class A (a) (b)	58	3,593
VeriSign, Inc. (b)	3,067	578,528
Visa, Inc. Class A	53,293	9,166,929
Western Union Co. (a)	13,103	303,596
		42,800,562
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	3,330	395,238
Polaris, Inc.	429	37,756
		432,994
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	1,123	86,056
Illumina, Inc. (b)	199	60,540
IQVIA Holdings, Inc. (b)	582	86,939
Mettler-Toledo International, Inc. (b)	655	461,382
PerkinElmer, Inc.	482	41,052
Thermo Fisher Scientific, Inc.	3,309	963,812

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Waters Corp. (b)	1,730	$386,188
		2,085,969
MACHINERY — 1.0%
Caterpillar, Inc.	3,719	469,747
Cummins, Inc.	4,235	688,907
Deere & Co.	2,082	351,192
Dover Corp.	1,001	99,660
Flowserve Corp.	558	26,064
Fortive Corp.	1,246	85,426
IDEX Corp.	1,594	261,225
Illinois Tool Works, Inc.	8,703	1,361,933
Ingersoll-Rand PLC	1,473	181,488
Middleby Corp. (b)	130	15,197
PACCAR, Inc.	3,301	231,103
Parker-Hannifin Corp.	694	125,343
Pentair PLC	1,111	41,996
Snap-on, Inc. (a)	1,493	233,714
Stanley Black & Decker, Inc.	1,066	153,941
WABCO Holdings, Inc. (b)	1,181	157,959
Wabtec Corp. (a)	1,042	74,878
Xylem, Inc.	663	52,788
		4,612,561
MEDIA — 1.2%
Altice USA, Inc. Class A (b)	870	24,951
CBS Corp. Class B	4,311	174,035
Charter Communications, Inc. Class A (b)	2,637	1,086,760
Comcast Corp. Class A	52,338	2,359,397
Discovery, Inc. Class A (a) (b)	2,112	56,242
Discovery, Inc. Class C (b)	4,639	114,212
DISH Network Corp. Class A (b)	2,653	90,388
Fox Corp. Class A	2,790	87,983
Fox Corp. Class B	4,866	153,474
Interpublic Group of Cos., Inc.	3,387	73,024
Liberty Broadband Corp. Class C (b)	507	53,068
Liberty Global PLC Class A (b)	1,600	39,600
Liberty Global PLC Class C (b)	4,406	104,819
Liberty Media Corp.-Liberty SiriusXM Class A (b)	577	23,986
Liberty Media Corp.-Liberty SiriusXM Class C (b)	1,163	48,799
News Corp. Class A	4,341	60,427
Omnicom Group, Inc.	10,728	840,002
Sirius XM Holdings, Inc. (a)	35,101	219,557
		5,610,724
METALS & MINING — 0.7%
Freeport-McMoRan, Inc.	18,567	177,686
Newmont Goldcorp Corp.	78,520	2,977,479
Nucor Corp.	3,853	196,156
Steel Dynamics, Inc.	3,353	99,919
		3,451,240
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.6%
AGNC Investment Corp. REIT	67,713	1,089,502
Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	179,887	$1,583,006
		2,672,508
MULTI-UTILITIES — 1.3%
Ameren Corp.	1,659	132,803
CenterPoint Energy, Inc.	4,058	122,471
CMS Energy Corp.	7,750	495,613
Consolidated Edison, Inc.	22,886	2,162,041
Dominion Energy, Inc.	12,833	1,039,986
DTE Energy Co.	2,069	275,094
NiSource, Inc.	2,548	76,236
Public Service Enterprise Group, Inc.	3,155	195,862
Sempra Energy	2,453	362,087
WEC Energy Group, Inc.	13,691	1,302,014
		6,164,207
MULTILINE RETAIL — 1.0%
Dollar General Corp.	14,464	2,298,908
Dollar Tree, Inc. (b)	6,434	734,505
Kohl's Corp.	2,654	131,798
Macy's, Inc. (a)	8,592	133,520
Nordstrom, Inc. (a)	4,108	138,316
Target Corp.	12,203	1,304,623
		4,741,670
OIL, GAS & CONSUMABLE FUELS — 2.9%
Apache Corp.	4,022	102,963
Cabot Oil & Gas Corp.	15,889	279,170
Cheniere Energy, Inc. (b)	10,900	687,354
Chevron Corp.	32,259	3,825,917
Cimarex Energy Co.	972	46,598
Concho Resources, Inc.	1,141	77,474
ConocoPhillips	7,387	420,911
Continental Resources, Inc. (b)	506	15,580
Devon Energy Corp.	4,610	110,917
Diamondback Energy, Inc.	936	84,156
EOG Resources, Inc.	3,035	225,258
Exxon Mobil Corp.	56,615	3,997,585
Hess Corp.	965	58,363
HollyFrontier Corp.	2,567	137,694
Kinder Morgan, Inc.	14,331	295,362
Marathon Oil Corp.	6,226	76,393
Marathon Petroleum Corp.	11,124	675,783
Noble Energy, Inc.	3,817	85,730
Occidental Petroleum Corp.	9,145	406,678
ONEOK, Inc.	3,079	226,891
Parsley Energy, Inc. Class A	2,317	38,926
Phillips 66	7,189	736,153
Pioneer Natural Resources Co.	766	96,340
Plains GP Holdings L.P. Class A (b)	4,406	93,539
Targa Resources Corp.	1,937	77,809
Valero Energy Corp.	6,816	580,996
Williams Cos., Inc.	6,766	162,790
		13,623,330
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	3,033	31,877

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Estee Lauder Cos., Inc. Class A	5,916	$1,176,988
		1,208,865
PHARMACEUTICALS — 4.7%
Allergan PLC	3,513	591,203
Bristol-Myers Squibb Co.	43,833	2,222,772
Elanco Animal Health, Inc. (b)	1,392	37,013
Eli Lilly & Co.	27,433	3,067,832
Jazz Pharmaceuticals PLC (b)	345	44,208
Johnson & Johnson	77,280	9,998,486
Merck & Co., Inc.	27,556	2,319,664
Mylan NV (b)	8,824	174,539
Nektar Therapeutics (a) (b)	195	3,552
Perrigo Co. PLC	565	31,578
Pfizer, Inc.	79,289	2,848,854
Zoetis, Inc.	5,181	645,501
		21,985,202
PROFESSIONAL SERVICES — 0.3%
CoStar Group, Inc. (b)	59	34,999
Equifax, Inc.	556	78,212
IHS Markit, Ltd. (b)	1,252	83,734
ManpowerGroup, Inc.	2,255	189,961
Nielsen Holdings PLC	3,523	74,864
Robert Half International, Inc.	3,738	208,057
TransUnion	436	35,364
Verisk Analytics, Inc.	3,573	565,034
		1,270,225
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	2,672	141,643
Jones Lang LaSalle, Inc.	631	87,747
		229,390
ROAD & RAIL — 0.9%
AMERCO	777	303,061
CSX Corp.	3,354	232,332
JB Hunt Transport Services, Inc.	2,157	238,672
Kansas City Southern	627	83,397
Knight-Swift Transportation Holdings, Inc. (a)	1,112	40,366
Norfolk Southern Corp.	1,166	209,483
Old Dominion Freight Line, Inc.	1,612	273,992
Uber Technologies, Inc. (a) (b)	1,130	34,431
Union Pacific Corp.	16,177	2,620,350
		4,036,084
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Advanced Micro Devices, Inc. (a) (b)	852	24,699
Analog Devices, Inc.	1,409	157,428
Applied Materials, Inc.	30,702	1,532,030
Broadcom, Inc.	2,623	724,132
Intel Corp.	130,575	6,728,530
KLA Corp.	4,724	753,242
Lam Research Corp.	4,596	1,062,182
Marvell Technology Group, Ltd.	2,496	62,325
Security Description	Shares	Value
Maxim Integrated Products, Inc.	7,207	$417,357
Microchip Technology, Inc. (a)	931	86,499
Micron Technology, Inc. (b)	18,403	788,569
NVIDIA Corp.	14,083	2,451,428
ON Semiconductor Corp. (b)	2,999	57,611
Qorvo, Inc. (b)	674	49,970
QUALCOMM, Inc.	3,830	292,152
Skyworks Solutions, Inc.	5,105	404,571
Texas Instruments, Inc.	29,373	3,796,166
Xilinx, Inc.	6,307	604,841
		19,993,732
SOFTWARE — 5.0%
Adobe, Inc. (b)	10,118	2,795,097
ANSYS, Inc. (b)	120	26,563
Autodesk, Inc. (b)	56	8,271
Cadence Design Systems, Inc. (b)	6,176	408,110
CDK Global, Inc.	3,378	162,448
Citrix Systems, Inc.	4,181	403,550
Fortinet, Inc. (b)	131	10,056
Intuit, Inc.	8,129	2,161,826
Microsoft Corp.	86,254	11,991,894
Oracle Corp.	77,160	4,246,115
Palo Alto Networks, Inc. (b)	1,449	295,350
Paycom Software, Inc. (b)	1,113	233,162
PTC, Inc. (b)	70	4,773
salesforce.com, Inc. (b)	984	146,065
ServiceNow, Inc. (b)	19	4,823
Splunk, Inc. (b)	65	7,661
SS&C Technologies Holdings, Inc.	572	29,498
Symantec Corp.	2,268	53,593
Synopsys, Inc. (b)	2,552	350,262
VMware, Inc. Class A	140	21,008
Workday, Inc. Class A (b)	55	9,348
		23,369,473
SPECIALTY RETAIL — 2.9%
Advance Auto Parts, Inc.	1,408	232,883
AutoZone, Inc. (b)	958	1,039,066
Best Buy Co., Inc.	8,585	592,279
Burlington Stores, Inc. (b)	3,726	744,530
CarMax, Inc. (a) (b)	1,578	138,864
Gap, Inc. (a)	8,003	138,932
Home Depot, Inc.	11,047	2,563,125
L Brands, Inc.	3,314	64,921
Lowe's Cos., Inc.	4,117	452,706
O'Reilly Automotive, Inc. (b)	1,481	590,193
Ross Stores, Inc.	18,974	2,084,294
Tiffany & Co. (a)	583	54,003
TJX Cos., Inc.	72,515	4,041,986
Tractor Supply Co.	4,080	368,995
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,497	625,873
		13,732,650

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	65,271	$14,618,746
Dell Technologies, Inc. Class C (b)	2,169	112,484
Hewlett Packard Enterprise Co.	23,995	364,004
HP, Inc.	18,367	347,504
NetApp, Inc.	7,085	372,033
Seagate Technology PLC	2,075	111,614
Western Digital Corp.	4,737	282,515
Xerox Holdings Corp.	3,199	95,682
		16,304,582
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings, Ltd. (b)	5,098	169,050
Hanesbrands, Inc. (a)	3,701	56,699
Lululemon Athletica, Inc. (b)	2,667	513,478
NIKE, Inc. Class B	40,386	3,793,053
PVH Corp.	898	79,231
Ralph Lauren Corp.	510	48,690
Tapestry, Inc.	2,290	59,654
Under Armour, Inc. Class A (a) (b)	926	18,464
Under Armour, Inc. Class C (b)	939	17,024
VF Corp.	11,814	1,051,328
		5,806,671
TOBACCO — 0.7%
Altria Group, Inc.	61,290	2,506,761
Philip Morris International, Inc.	11,569	878,434
		3,385,195
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	14,208	464,175
HD Supply Holdings, Inc. (b)	1,256	49,204
United Rentals, Inc. (b)	996	124,141
W.W. Grainger, Inc.	1,198	355,986
		993,506
WATER UTILITIES — 0.0% (d)
American Water Works Co., Inc.	1,587	197,153
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Corp. (b)	12,027	$74,206
T-Mobile US, Inc. (b)	18,871	1,486,469
		1,560,675
TOTAL COMMON STOCKS (Cost $443,646,431)		470,120,156
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e) (f)	650,907	650,972
State Street Navigator Securities Lending Portfolio III (c) (g)	667,718	667,718
TOTAL SHORT-TERM INVESTMENTS (Cost $1,318,680)		1,318,690
TOTAL INVESTMENTS — 100.1% (Cost $444,965,111)		471,438,846
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(402,174)
NET ASSETS — 100.0%		$471,036,672
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$470,120,156	$—	$—	$470,120,156
Short-Term Investments	1,318,690	—	—	1,318,690
TOTAL INVESTMENTS	$471,438,846	$—	$—	$471,438,846
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	3,636	$203,834	$70,790	$7,210	$(142)	$15,597	4,779	$282,869	$2,485
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	1,670,328	1,019,363	(3)	10	650,907	650,972	502
State Street Institutional U.S. Government Money Market Fund, Class G Shares	588,319	588,319	1,948,762	2,537,081	—	—	—	—	1,280
State Street Navigator Securities Lending Portfolio III	7,963	7,963	2,804,014	2,144,259	—	—	667,718	667,718	293
Total		$800,116	$6,493,894	$5,707,913	$(145)	$15,607		$1,601,559	$4,560
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 1.7%
Tesla, Inc. (a) (b)	25,462	$6,133,032
COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	194,460	9,608,269
ENTERTAINMENT — 5.0%
Activision Blizzard, Inc.	177,035	9,368,692
Netflix, Inc. (a)	32,982	8,826,643
		18,195,335
INTERACTIVE MEDIA & SERVICES — 10.8%
Alphabet, Inc. Class A (a)	8,191	10,002,358
Baidu, Inc. ADR (a)	51,588	5,301,183
Facebook, Inc. Class A (a)	65,027	11,580,008
Twitter, Inc. (a)	297,987	12,277,064
		39,160,613
INTERNET & DIRECT MARKETING RETAIL — 11.3%
Alibaba Group Holding, Ltd. ADR (a)	61,598	10,301,034
Amazon.com, Inc. (a)	5,882	10,210,623
Booking Holdings, Inc. (a)	4,968	9,750,246
JD.com, Inc. ADR (a)	386,016	10,889,511
		41,151,414
IT SERVICES — 14.5%
Accenture PLC Class A	59,255	11,397,699
Automatic Data Processing, Inc.	64,779	10,456,626
International Business Machines Corp.	73,192	10,643,581
PayPal Holdings, Inc. (a)	103,950	10,768,180
Square, Inc. Class A (a) (b)	155,009	9,602,808
		52,868,894
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 27.6%
Applied Materials, Inc.	268,450	13,395,655
Broadcom, Inc.	33,181	9,160,279
Intel Corp.	181,102	9,332,186
Micron Technology, Inc. (a)	268,425	11,502,011
NVIDIA Corp.	62,835	10,937,688
NXP Semiconductors NV	115,700	12,625,184
QUALCOMM, Inc.	148,344	11,315,680
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	227,849	10,590,422
Texas Instruments, Inc.	89,837	11,610,534
		100,469,639
Security Description	Shares	Value
SOFTWARE — 21.0%
Adobe, Inc. (a)	38,976	$10,767,120
Intuit, Inc.	43,718	11,626,365
Microsoft Corp.	82,847	11,518,218
Oracle Corp.	184,953	10,177,964
salesforce.com, Inc. (a)	66,169	9,822,126
ServiceNow, Inc. (a)	50,163	12,733,878
Workday, Inc. Class A (a)	56,118	9,537,815
		76,183,486
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.4%
Apple, Inc.	53,878	12,067,056
Dell Technologies, Inc. Class C (a)	142,832	7,407,267
		19,474,323
TOTAL COMMON STOCKS (Cost $319,404,084)		363,245,005
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	167,079	167,096
State Street Navigator Securities Lending Portfolio III (e) (f)	3,863,574	3,863,574
TOTAL SHORT-TERM INVESTMENTS (Cost $4,030,670)		4,030,670
TOTAL INVESTMENTS — 101.0% (Cost $323,434,754)		367,275,675
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(3,702,811)
NET ASSETS — 100.0%		$363,572,864
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$363,245,005	$—	$—	$363,245,005
Short-Term Investments	4,030,670	—	—	4,030,670
TOTAL INVESTMENTS	$367,275,675	$—	$—	$367,275,675
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$950,176	$783,080	$—	$—	167,079	$167,096	$1,991
State Street Institutional U.S. Government Money Market Fund, Class G Shares	161,137	161,137	715,352	876,489	—	—	—	—	1,387
State Street Navigator Securities Lending Portfolio III	1,545,635	1,545,635	11,484,583	9,166,644	—	—	3,863,574	3,863,574	3,693
Total		$1,706,772	$13,150,111	$10,826,213	$—	$—		$4,030,670	$7,071
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.2%
Arconic, Inc.	53,495	$1,390,870
Boeing Co.	66,693	25,374,686
BWX Technologies, Inc.	11,637	665,753
Curtiss-Wright Corp.	4,875	630,679
General Dynamics Corp.	34,204	6,250,097
HEICO Corp.	5,008	625,399
HEICO Corp. Class A	600	58,386
Hexcel Corp.	9,919	814,647
Huntington Ingalls Industries, Inc.	5,042	1,067,845
L3Harris Technologies, Inc.	48,912	10,205,000
Lockheed Martin Corp.	33,698	13,144,242
Northrop Grumman Corp.	19,816	7,426,839
Raytheon Co.	33,767	6,624,748
Spirit AeroSystems Holdings, Inc. Class A	12,527	1,030,220
Teledyne Technologies, Inc. (a)	3,960	1,275,080
Textron, Inc.	27,501	1,346,449
TransDigm Group, Inc.	5,880	3,061,539
United Technologies Corp.	102,181	13,949,750
		94,942,229
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	16,650	1,411,587
Expeditors International of Washington, Inc.	20,778	1,543,598
FedEx Corp.	28,504	4,149,327
United Parcel Service, Inc. Class B	82,945	9,938,470
XPO Logistics, Inc. (a) (b)	12,890	922,537
		17,965,519
AIRLINES — 0.5%
Alaska Air Group, Inc.	15,386	998,705
American Airlines Group, Inc.	52,531	1,416,761
Delta Air Lines, Inc.	80,006	4,608,346
JetBlue Airways Corp. (a)	36,660	614,055
Southwest Airlines Co.	64,385	3,477,434
United Airlines Holdings, Inc. (a)	32,085	2,836,635
		13,951,936
AUTO COMPONENTS — 0.1%
Autoliv, Inc. (b)	10,956	864,209
BorgWarner, Inc.	25,274	927,050
Gentex Corp.	31,732	873,741
Lear Corp.	7,830	923,157
		3,588,157
AUTOMOBILES — 0.5%
Ford Motor Co.	469,729	4,302,718
General Motors Co.	153,060	5,736,689
Harley-Davidson, Inc. (b)	19,717	709,220
Tesla, Inc. (a) (b)	14,255	3,433,602
		14,182,229
BANKS — 5.9%
Bank of America Corp.	1,141,603	33,300,559
BB&T Corp.	90,763	4,844,021
Security Description	Shares	Value
BOK Financial Corp.	3,411	$269,981
CIT Group, Inc.	11,969	542,315
Citigroup, Inc.	278,016	19,205,345
Citizens Financial Group, Inc.	53,044	1,876,166
Comerica, Inc.	18,546	1,223,851
Commerce Bancshares, Inc.	12,775	774,804
Cullen/Frost Bankers, Inc.	6,342	561,584
East West Bancorp, Inc.	17,482	774,278
Fifth Third Bancorp	91,475	2,504,585
First Republic Bank	19,941	1,928,295
Huntington Bancshares, Inc.	126,251	1,801,602
JPMorgan Chase & Co.	384,504	45,252,276
KeyCorp	122,177	2,179,638
M&T Bank Corp.	15,249	2,408,884
People's United Financial, Inc.	41,000	641,035
PNC Financial Services Group, Inc.	53,744	7,532,759
Prosperity Bancshares, Inc. (b)	7,974	563,204
Regions Financial Corp.	121,225	1,917,779
Signature Bank	6,947	828,221
SunTrust Banks, Inc.	53,182	3,658,922
SVB Financial Group (a)	5,970	1,247,431
Synovus Financial Corp.	16,806	600,983
US Bancorp	189,774	10,502,093
Webster Financial Corp.	10,694	501,228
Wells Fargo & Co.	536,491	27,060,606
Zions Bancorp NA	22,459	999,875
		175,502,320
BEVERAGES — 2.0%
Brown-Forman Corp. Class B	10,095	633,764
Coca-Cola Co.	501,896	27,323,218
Constellation Brands, Inc. Class A	19,228	3,985,580
Molson Coors Brewing Co. Class B	20,232	1,163,340
Monster Beverage Corp. (a)	47,280	2,745,077
PepsiCo, Inc.	166,025	22,762,028
		58,613,007
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	174,611	13,221,545
Alexion Pharmaceuticals, Inc. (a)	26,854	2,630,081
Alnylam Pharmaceuticals, Inc. (a)	13,350	1,073,607
Amgen, Inc.	72,565	14,042,053
Biogen, Inc. (a)	23,084	5,374,417
BioMarin Pharmaceutical, Inc. (a)	20,838	1,404,481
Bluebird Bio, Inc. (a) (b)	5,886	540,452
Celgene Corp. (a)	82,872	8,229,190
Exact Sciences Corp. (a) (b)	14,726	1,330,789
Exelixis, Inc. (a)	34,104	603,129
Gilead Sciences, Inc.	151,112	9,577,478
Incyte Corp. (a)	25,563	1,897,541
Ionis Pharmaceuticals, Inc. (a) (b)	14,977	897,272
Neurocrine Biosciences, Inc. (a)	11,161	1,005,718
Regeneron Pharmaceuticals, Inc. (a)	9,392	2,605,341
Sage Therapeutics, Inc. (a) (b)	5,800	813,682
Sarepta Therapeutics, Inc. (a) (b)	8,515	641,350
Seattle Genetics, Inc. (a) (b)	18,829	1,607,997
United Therapeutics Corp. (a)	5,233	417,332

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	30,282	$5,130,376
		73,043,831
BUILDING PRODUCTS — 0.1%
AO Smith Corp.	1,926	91,890
Fortune Brands Home & Security, Inc.	17,120	936,464
Lennox International, Inc.	4,126	1,002,494
Masco Corp.	35,380	1,474,638
Owens Corning	12,489	789,305
		4,294,791
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	6,031	502,684
Ameriprise Financial, Inc.	15,499	2,279,903
Bank of New York Mellon Corp.	112,570	5,089,290
BlackRock, Inc.	17,861	7,959,576
Cboe Global Markets, Inc.	12,897	1,481,994
Charles Schwab Corp.	142,236	5,949,732
CME Group, Inc.	42,283	8,936,089
E*TRADE Financial Corp.	29,639	1,294,928
FactSet Research Systems, Inc.	4,731	1,149,491
Franklin Resources, Inc.	33,287	960,663
Goldman Sachs Group, Inc.	40,353	8,362,352
Intercontinental Exchange, Inc.	65,540	6,047,376
Invesco, Ltd.	47,058	797,163
Lazard, Ltd. Class A	13,812	483,420
LPL Financial Holdings, Inc.	9,886	809,663
MarketAxess Holdings, Inc.	4,209	1,378,447
Moody's Corp.	22,185	4,544,154
Morgan Stanley	148,795	6,349,083
MSCI, Inc.	9,677	2,107,167
Nasdaq, Inc.	14,032	1,394,079
Northern Trust Corp.	24,832	2,317,322
Raymond James Financial, Inc.	14,905	1,229,066
S&P Global, Inc.	29,060	7,119,119
SEI Investments Co.	15,344	909,209
T Rowe Price Group, Inc.	27,540	3,146,445
TD Ameritrade Holding Corp.	60,686	2,834,036
		85,432,451
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	25,873	5,740,184
Albemarle Corp. (b)	12,487	868,096
Axalta Coating Systems, Ltd. (a)	28,725	866,059
Celanese Corp.	15,087	1,844,989
CF Industries Holdings, Inc.	26,674	1,312,361
Chemours Co.	20,180	301,489
Corteva, Inc.	90,944	2,546,432
DuPont de Nemours, Inc.	88,856	6,336,321
Eastman Chemical Co.	16,905	1,248,096
Ecolab, Inc.	34,001	6,733,558
FMC Corp.	15,167	1,329,843
Huntsman Corp.	23,849	554,728
International Flavors & Fragrances, Inc. (b)	12,533	1,537,674
Mosaic Co.	42,473	870,696
Security Description	Shares	Value
PPG Industries, Inc.	28,158	$3,337,005
RPM International, Inc.	15,427	1,061,532
Sherwin-Williams Co.	9,798	5,387,626
Westlake Chemical Corp.	3,599	235,806
		42,112,495
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	10,223	2,740,786
Copart, Inc. (a)	23,402	1,879,883
IAA, Inc. (a)	15,538	648,401
KAR Auction Services, Inc. (b)	15,538	381,458
Republic Services, Inc.	38,055	3,293,660
Rollins, Inc.	17,522	596,975
Stericycle, Inc. (a) (b)	11,138	567,258
Waste Management, Inc.	50,487	5,806,005
		15,914,426
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	6,161	1,471,986
Ciena Corp. (a)	18,040	707,709
Cisco Systems, Inc.	519,418	25,664,443
F5 Networks, Inc. (a)	6,761	949,380
Juniper Networks, Inc.	39,541	978,640
Motorola Solutions, Inc.	19,514	3,325,381
		33,097,539
CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	16,635	318,228
Jacobs Engineering Group, Inc.	16,947	1,550,650
Quanta Services, Inc.	17,066	645,095
		2,513,973
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	7,468	2,046,979
Vulcan Materials Co.	15,190	2,297,335
		4,344,314
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	48,509	1,608,559
American Express Co.	99,234	11,737,398
Capital One Financial Corp.	54,231	4,933,936
Credit Acceptance Corp. (a)	1,640	756,548
Discover Financial Services	38,293	3,105,179
Santander Consumer USA Holdings, Inc.	11,879	303,033
Synchrony Financial	83,042	2,830,902
		25,275,555
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	7,834	927,937
Avery Dennison Corp.	9,877	1,121,731
Ball Corp.	40,062	2,916,914
Berry Global Group, Inc. (a)	15,233	598,200
Crown Holdings, Inc. (a)	15,202	1,004,244
International Paper Co.	46,891	1,960,982
Packaging Corp. of America	11,603	1,231,079
Sealed Air Corp.	18,357	761,999

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Sonoco Products Co.	11,691	$680,533
Westrock Co.	29,087	1,060,221
		12,263,840
DISTRIBUTORS — 0.1%
Genuine Parts Co.	17,263	1,719,222
LKQ Corp. (a)	37,578	1,181,828
Pool Corp.	4,630	933,871
		3,834,921
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	6,577	1,002,992
H&R Block, Inc.	24,246	572,691
Service Corp. International	20,985	1,003,293
ServiceMaster Global Holdings, Inc. (a)	16,780	938,002
		3,516,978
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AXA Equitable Holdings, Inc.	27,924	618,796
Berkshire Hathaway, Inc. Class B (a)	13	2,704
Jefferies Financial Group, Inc.	29,663	545,799
Voya Financial, Inc.	17,707	963,969
		2,131,268
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	861,507	32,599,425
CenturyLink, Inc.	128,515	1,603,867
GCI Liberty, Inc. Class A (a)	10,998	682,646
Verizon Communications, Inc.	488,575	29,490,387
Zayo Group Holdings, Inc. (a)	26,353	893,367
		65,269,692
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	27,586	1,487,713
American Electric Power Co., Inc.	58,968	5,524,712
Duke Energy Corp.	86,371	8,279,524
Edison International	38,988	2,940,475
Entergy Corp.	22,496	2,640,131
Evergy, Inc.	30,244	2,013,041
Eversource Energy	37,697	3,221,963
Exelon Corp.	112,627	5,441,010
FirstEnergy Corp.	63,097	3,043,168
IDACORP, Inc.	5,316	598,954
NextEra Energy, Inc.	56,750	13,222,183
OGE Energy Corp.	23,080	1,047,370
PG&E Corp. (a) (b)	58,520	585,200
Pinnacle West Capital Corp.	12,859	1,248,223
PPL Corp.	85,768	2,700,834
Southern Co.	123,116	7,604,875
Xcel Energy, Inc.	60,839	3,947,843
		65,547,219
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	4,842	652,653
Security Description	Shares	Value
AMETEK, Inc.	26,967	$2,476,110
Emerson Electric Co.	72,097	4,820,405
Hubbell, Inc.	5,672	745,301
Rockwell Automation, Inc.	14,336	2,362,573
Sensata Technologies Holding PLC (a)	19,668	984,580
		12,041,622
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	35,762	3,451,033
Arrow Electronics, Inc. (a)	10,656	794,724
Avnet, Inc.	12,834	570,920
CDW Corp.	17,484	2,154,728
Cognex Corp.	20,066	985,843
Corning, Inc.	95,196	2,714,990
FLIR Systems, Inc.	16,528	869,208
IPG Photonics Corp. (a)	4,095	555,282
Keysight Technologies, Inc. (a)	22,255	2,164,299
National Instruments Corp.	14,008	588,196
Trimble, Inc. (a)	29,652	1,150,794
Zebra Technologies Corp. Class A (a)	6,195	1,278,462
		17,278,479
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes a GE Co.	60,904	1,412,973
Halliburton Co.	106,310	2,003,943
Helmerich & Payne, Inc.	12,018	481,561
National Oilwell Varco, Inc.	44,595	945,414
Schlumberger, Ltd.	164,140	5,608,664
		10,452,555
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	88,768	4,697,602
Electronic Arts, Inc. (a)	35,603	3,482,685
Liberty Media Corp.-Liberty Braves Class A (a)	1,008	28,053
Liberty Media Corp.-Liberty Formula One Class A (a)	3,208	127,005
Live Nation Entertainment, Inc. (a)	16,828	1,116,369
Madison Square Garden Co. Class A (a)	2,079	547,858
Netflix, Inc. (a)	50,243	13,446,032
Take-Two Interactive Software, Inc. (a)	13,618	1,706,880
Viacom, Inc. Class B	1,093	26,265
Walt Disney Co.	212,421	27,682,705
		52,861,454
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Alexandria Real Estate Equities, Inc. REIT	13,269	2,043,957
American Campus Communities, Inc. REIT	16,710	803,417
American Homes 4 Rent Class A REIT	30,070	778,512
American Tower Corp. REIT	52,152	11,532,372

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Apartment Investment & Management Co. Class A REIT	17,323	$903,221
AvalonBay Communities, Inc. REIT	16,414	3,534,427
Boston Properties, Inc. REIT	17,745	2,300,817
Brixmor Property Group, Inc. REIT	35,888	728,167
Camden Property Trust REIT	11,399	1,265,403
Crown Castle International Corp. REIT	48,840	6,789,248
CubeSmart REIT	22,544	786,786
CyrusOne, Inc. REIT	11,339	896,915
Digital Realty Trust, Inc. REIT (b)	24,880	3,229,673
Douglas Emmett, Inc. REIT	18,806	805,461
Duke Realty Corp. REIT	42,641	1,448,515
EPR Properties REIT	8,720	670,219
Equinix, Inc. REIT	9,688	5,588,038
Equity LifeStyle Properties, Inc. REIT	9,950	1,329,320
Equity Residential REIT	43,253	3,731,004
Essex Property Trust, Inc. REIT	7,829	2,557,343
Extra Space Storage, Inc. REIT	14,347	1,676,016
Federal Realty Investment Trust REIT	8,865	1,206,881
Gaming and Leisure Properties, Inc. REIT	23,837	911,527
HCP, Inc. REIT	55,275	1,969,448
Healthcare Trust of America, Inc. Class A REIT	24,075	707,323
Highwoods Properties, Inc. REIT	12,333	554,245
Host Hotels & Resorts, Inc. REIT	86,595	1,497,228
Hudson Pacific Properties, Inc. REIT	17,800	595,588
Invitation Homes, Inc. REIT	50,724	1,501,938
Iron Mountain, Inc. REIT	32,625	1,056,724
Kilroy Realty Corp. REIT	12,042	937,951
Kimco Realty Corp. REIT	49,539	1,034,374
Lamar Advertising Co. Class A REIT	10,603	868,704
Liberty Property Trust REIT	17,687	907,874
Macerich Co. REIT (b)	16,728	528,437
Medical Properties Trust, Inc. REIT	43,601	852,836
Mid-America Apartment Communities, Inc. REIT	13,797	1,793,748
National Retail Properties, Inc. REIT	18,518	1,044,415
Omega Healthcare Investors, Inc. REIT	23,091	964,973
Park Hotels & Resorts, Inc. REIT	23,711	592,064
Prologis, Inc. REIT	74,679	6,364,144
Public Storage REIT	17,520	4,297,130
Realty Income Corp. REIT	36,451	2,795,063
Regency Centers Corp. REIT	18,471	1,283,550
SBA Communications Corp. REIT	13,279	3,202,231
Simon Property Group, Inc. REIT	36,635	5,702,238
SL Green Realty Corp. REIT	10,493	857,803
STORE Capital Corp. REIT	28,210	1,055,336
Sun Communities, Inc. REIT	10,309	1,530,371
UDR, Inc. REIT	32,630	1,581,902
Ventas, Inc. REIT	41,852	3,056,452
VEREIT, Inc.	116,919	1,143,468
VICI Properties, Inc. REIT (b)	51,191	1,159,476
Security Description	Shares	Value
Vornado Realty Trust REIT	20,878	$1,329,302
Welltower, Inc. REIT	47,243	4,282,578
Weyerhaeuser Co. REIT	90,950	2,519,315
WP Carey, Inc. REIT	19,729	1,765,745
		116,851,213
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	52,059	14,998,719
Kroger Co.	94,803	2,444,021
Sysco Corp.	60,316	4,789,090
US Foods Holding Corp. (a)	25,384	1,043,282
Walmart, Inc.	166,528	19,763,543
Walgreens Boots Alliance, Inc.	95,286	5,270,269
		48,308,924
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	67,662	2,778,878
Bunge, Ltd.	16,733	947,423
Campbell Soup Co. (b)	20,592	966,177
Conagra Brands, Inc.	59,505	1,825,613
General Mills, Inc.	71,255	3,927,576
Hershey Co.	17,457	2,705,660
Hormel Foods Corp. (b)	33,454	1,462,943
Ingredion, Inc.	8,553	699,122
J.M. Smucker Co.	13,492	1,484,390
Kellogg Co.	40,026	2,575,673
Kraft Heinz Co.	112,553	3,144,168
Lamb Weston Holdings, Inc.	16,318	1,186,645
McCormick & Co., Inc.	573	89,560
Mondelez International, Inc. Class A	170,098	9,409,821
Post Holdings, Inc. (a)	7,827	828,410
Tyson Foods, Inc. Class A	34,918	3,007,837
		37,039,896
GAS UTILITIES — 0.1%
Atmos Energy Corp.	14,370	1,636,599
National Fuel Gas Co.	8,926	418,808
UGI Corp.	20,943	1,052,805
		3,108,212
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	207,134	17,330,902
ABIOMED, Inc. (a)	5,310	944,596
Align Technology, Inc. (a)	8,573	1,551,027
Baxter International, Inc.	60,229	5,268,231
Becton Dickinson and Co.	31,621	7,998,848
Boston Scientific Corp. (a)	162,693	6,619,978
Cooper Cos., Inc.	5,566	1,653,102
Danaher Corp.	74,976	10,828,784
DENTSPLY SIRONA, Inc.	26,601	1,418,099
DexCom, Inc. (a)	10,991	1,640,297
Edwards Lifesciences Corp. (a)	24,665	5,424,080
Hill-Rom Holdings, Inc.	7,804	821,215
Hologic, Inc. (a)	33,437	1,688,234
ICU Medical, Inc. (a)	2,428	387,509
IDEXX Laboratories, Inc. (a)	10,296	2,799,791
Insulet Corp. (a) (b)	6,887	1,135,873

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	13,528	$7,304,173
Masimo Corp. (a)	5,306	789,480
ResMed, Inc.	17,196	2,323,351
Stryker Corp.	41,829	9,047,613
Teleflex, Inc.	5,325	1,809,169
Varian Medical Systems, Inc. (a)	11,212	1,335,237
West Pharmaceutical Services, Inc.	8,823	1,251,278
Zimmer Biomet Holdings, Inc.	24,063	3,303,128
		94,673,995
HEALTH CARE PROVIDERS & SERVICES — 2.5%
AmerisourceBergen Corp.	18,380	1,513,225
Anthem, Inc.	30,659	7,361,226
Cardinal Health, Inc.	35,750	1,687,043
Centene Corp. (a)	49,144	2,125,969
Cigna Corp.	44,869	6,810,666
CVS Health Corp.	154,113	9,719,907
DaVita, Inc. (a)	17,480	997,584
Encompass Health Corp.	11,414	722,278
Guardant Health, Inc. (a)	4,698	299,873
HCA Healthcare, Inc.	31,624	3,808,162
Henry Schein, Inc. (a)	17,740	1,126,490
Humana, Inc.	15,790	4,037,029
Laboratory Corp. of America Holdings (a)	11,989	2,014,152
McKesson Corp.	22,144	3,026,199
Molina Healthcare, Inc. (a)	6,677	732,600
Quest Diagnostics, Inc.	16,485	1,764,390
UnitedHealth Group, Inc.	112,788	24,511,088
Universal Health Services, Inc. Class B	494	73,483
WellCare Health Plans, Inc. (a)	5,817	1,507,592
		73,838,956
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	36,007	2,454,597
Veeva Systems, Inc. Class A (a)	14,965	2,285,006
		4,739,603
HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	28,711	1,251,225
Caesars Entertainment Corp. (a)	64,604	753,283
Chipotle Mexican Grill, Inc. (a)	3,193	2,683,621
Darden Restaurants, Inc.	14,196	1,678,251
Domino's Pizza, Inc.	4,990	1,220,504
Dunkin' Brands Group, Inc.	9,711	770,665
Hilton Worldwide Holdings, Inc.	34,905	3,250,005
Las Vegas Sands Corp.	41,186	2,378,903
Marriott International, Inc. Class A	33,255	4,135,924
McDonald's Corp.	90,415	19,413,005
MGM Resorts International	58,972	1,634,704
Norwegian Cruise Line Holdings, Ltd. (a)	24,370	1,261,635
Planet Fitness, Inc. Class A (a)	9,720	562,496
Royal Caribbean Cruises, Ltd.	19,947	2,160,858
Starbucks Corp.	142,688	12,616,473
Security Description	Shares	Value
Vail Resorts, Inc.	4,653	$1,058,837
Wynn Resorts, Ltd.	11,309	1,229,514
Yum China Holdings, Inc.	41,658	1,892,523
Yum! Brands, Inc.	36,206	4,106,847
		64,059,273
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	40,937	2,157,789
Leggett & Platt, Inc.	15,472	633,424
Lennar Corp. Class A	34,273	1,914,147
Lennar Corp. Class B	2,376	105,423
Mohawk Industries, Inc. (a)	6,822	846,406
Newell Brands, Inc.	47,777	894,385
NVR, Inc. (a)	371	1,379,137
PulteGroup, Inc.	30,948	1,131,149
Toll Brothers, Inc.	16,570	680,199
Whirlpool Corp.	7,803	1,235,683
		10,977,742
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	28,552	2,148,252
Clorox Co.	14,455	2,195,281
Colgate-Palmolive Co.	101,592	7,468,028
Kimberly-Clark Corp.	41,041	5,829,874
Procter & Gamble Co.	295,932	36,808,022
Spectrum Brands Holdings, Inc.	722	38,052
		54,487,509
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	82,161	1,342,510
NRG Energy, Inc.	32,273	1,278,011
Vistra Energy Corp.	49,334	1,318,698
		3,939,219
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	68,211	11,213,888
Carlisle Cos., Inc.	6,530	950,376
General Electric Co.	1,029,700	9,205,518
Honeywell International, Inc.	86,312	14,603,991
Roper Technologies, Inc.	12,028	4,289,185
		40,262,958
INSURANCE — 2.2%
Aflac, Inc.	87,540	4,580,093
Alleghany Corp. (a)	1,794	1,431,182
Allstate Corp.	39,193	4,259,495
American Financial Group, Inc.	8,860	955,551
American International Group, Inc.	101,828	5,671,820
Arthur J Gallagher & Co.	21,156	1,894,943
Assurant, Inc.	5,400	679,428
Brown & Brown, Inc.	27,932	1,007,228
Cincinnati Financial Corp.	17,773	2,073,576
CNA Financial Corp.	31,952	1,573,636
Fidelity National Financial, Inc.	31,027	1,377,909
First American Financial Corp.	12,442	734,202
Globe Life, Inc.	12,778	1,223,621

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	43,138	$2,614,594
Lincoln National Corp.	24,122	1,455,039
Loews Corp.	32,225	1,658,943
Markel Corp. (a)	1,613	1,906,405
Marsh & McLennan Cos., Inc.	59,678	5,970,784
MetLife, Inc.	95,671	4,511,844
Old Republic International Corp.	32,835	773,921
Principal Financial Group, Inc.	32,993	1,885,220
Progressive Corp.	68,333	5,278,724
Prudential Financial, Inc.	48,385	4,352,231
Reinsurance Group of America, Inc.	7,863	1,257,136
Travelers Cos., Inc.	31,622	4,701,875
Unum Group	26,057	774,414
WR Berkley Corp.	16,925	1,222,493
		65,826,307
INTERACTIVE MEDIA & SERVICES — 3.3%
Alphabet, Inc. Class A (a)	35,340	43,155,088
Facebook, Inc. Class A (a)	278,050	49,515,144
IAC/InterActiveCorp (a)	9,130	1,990,066
TripAdvisor, Inc. (a)	12,593	487,097
Twitter, Inc. (a)	87,606	3,609,367
Zillow Group, Inc. Class A (a) (b)	5,561	164,300
		98,921,062
INTERNET & DIRECT MARKETING RETAIL — 3.7%
Amazon.com, Inc. (a)	51,297	89,046,975
Booking Holdings, Inc. (a)	5,323	10,446,973
eBay, Inc.	102,409	3,991,903
Etsy, Inc. (a) (b)	14,212	802,978
Expedia Group, Inc.	16,181	2,174,888
GrubHub, Inc. (a) (b)	11,398	640,682
MercadoLibre, Inc. (a)	4,886	2,693,310
Qurate Retail, Inc. Class A (a)	48,544	500,731
Wayfair, Inc. Class A (a) (b)	7,570	848,748
		111,147,188
IT SERVICES — 5.5%
Akamai Technologies, Inc. (a)	19,627	1,793,515
Alliance Data Systems Corp.	5,888	754,429
Amdocs, Ltd.	17,297	1,143,505
Automatic Data Processing, Inc.	51,535	8,318,780
Black Knight, Inc. (a)	16,428	1,003,094
Booz Allen Hamilton Holding Corp.	16,762	1,190,437
Broadridge Financial Solutions, Inc.	13,800	1,717,134
Cognizant Technology Solutions Corp. Class A	67,679	4,078,675
DXC Technology Co.	32,241	951,109
EPAM Systems, Inc. (a)	6,000	1,093,920
Euronet Worldwide, Inc. (a)	5,642	825,425
Fidelity National Information Services, Inc.	70,893	9,411,755
Fiserv, Inc. (a)	96,288	9,974,474
FleetCor Technologies, Inc. (a)	10,298	2,953,260
Gartner, Inc. (a)	10,839	1,549,869
Security Description	Shares	Value
Global Payments, Inc.	34,276	$5,449,884
GoDaddy, Inc. Class A (a)	20,106	1,326,594
International Business Machines Corp.	105,959	15,408,558
Jack Henry & Associates, Inc.	8,915	1,301,322
Leidos Holdings, Inc.	16,973	1,457,641
Mastercard, Inc. Class A	106,649	28,962,669
Okta, Inc. (a)	12,048	1,186,246
Paychex, Inc.	38,552	3,190,949
PayPal Holdings, Inc. (a)	132,422	13,717,595
Sabre Corp.	29,724	665,669
Square, Inc. Class A (a) (b)	38,531	2,386,995
Twilio, Inc. Class A (a) (b)	11,498	1,264,320
VeriSign, Inc. (a)	14,252	2,688,355
Visa, Inc. Class A (b)	207,010	35,607,790
Western Union Co. (b)	52,682	1,220,642
WEX, Inc. (a)	5,151	1,040,863
		163,635,473
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	13,896	1,649,316
Polaris, Inc.	6,582	579,282
		2,228,598
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	38,110	2,920,369
Bio-Rad Laboratories, Inc. Class A (a)	138	45,918
Bio-Techne Corp.	4,529	886,190
Bruker Corp.	12,148	533,662
Charles River Laboratories International, Inc. (a)	5,206	689,118
Illumina, Inc. (a)	17,320	5,269,090
IQVIA Holdings, Inc. (a)	20,134	3,007,617
Mettler-Toledo International, Inc. (a)	2,828	1,992,043
PerkinElmer, Inc.	13,153	1,120,241
PRA Health Sciences, Inc. (a)	6,806	675,359
Thermo Fisher Scientific, Inc.	47,291	13,774,450
Waters Corp. (a)	8,330	1,859,506
		32,773,563
MACHINERY — 1.7%
AGCO Corp.	7,918	599,393
Allison Transmission Holdings, Inc.	14,899	700,998
Caterpillar, Inc.	68,181	8,611,942
Crane Co.	5,363	432,419
Cummins, Inc.	18,025	2,932,127
Deere & Co.	37,498	6,325,163
Donaldson Co., Inc.	14,579	759,274
Dover Corp.	17,338	1,726,171
Flowserve Corp.	15,485	723,304
Fortive Corp.	35,474	2,432,097
Gardner Denver Holdings, Inc. (a)	17,042	482,118
Graco, Inc.	20,017	921,583
IDEX Corp.	8,886	1,456,238
Illinois Tool Works, Inc.	38,665	6,050,686

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	7,116	$617,384
Middleby Corp. (a)	6,295	735,886
Nordson Corp.	5,662	828,124
Oshkosh Corp.	8,486	643,239
PACCAR, Inc.	40,750	2,852,908
Parker-Hannifin Corp.	15,279	2,759,540
Snap-on, Inc.	6,374	997,786
Stanley Black & Decker, Inc.	18,140	2,619,597
Toro Co.	12,408	909,506
WABCO Holdings, Inc. (a)	5,970	798,488
Wabtec Corp. (b)	20,041	1,440,146
Woodward, Inc.	6,274	676,525
Xylem, Inc.	21,483	1,710,476
		51,743,118
MEDIA — 0.5%
CBS Corp. Class B	911	36,777
Charter Communications, Inc. Class A (a)	19,406	7,997,601
Comcast Corp. Class A	32,718	1,474,927
Discovery, Inc. Class A (a) (b)	16,012	426,400
DISH Network Corp. Class A (a)	25,206	858,768
Interpublic Group of Cos., Inc.	46,547	1,003,553
Liberty Broadband Corp. Class A (a)	3,180	332,374
Liberty Media Corp.-Liberty SiriusXM Class A (a)	12,135	504,452
News Corp. Class B	13,227	189,080
Omnicom Group, Inc.	25,404	1,989,133
Sirius XM Holdings, Inc. (b)	169,542	1,060,485
		15,873,550
METALS & MINING — 0.3%
Alcoa Corp. (a)	21,567	432,850
Freeport-McMoRan, Inc.	171,534	1,641,580
Newmont Goldcorp Corp.	63,297	2,400,222
Nucor Corp.	36,997	1,883,517
Reliance Steel & Aluminum Co.	8,003	797,579
Royal Gold, Inc.	7,861	968,554
Steel Dynamics, Inc.	25,921	772,446
		8,896,748
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	59,158	951,852
Annaly Capital Management, Inc. REIT	171,461	1,508,857
New Residential Investment Corp. REIT	53,156	833,486
Starwood Property Trust, Inc. REIT	30,179	730,936
		4,025,131
MULTI-UTILITIES — 1.1%
Ameren Corp.	28,285	2,264,214
CenterPoint Energy, Inc.	56,894	1,717,061
CMS Energy Corp.	33,049	2,113,483
Consolidated Edison, Inc.	37,925	3,582,775
Dominion Energy, Inc.	94,703	7,674,731
DTE Energy Co.	21,782	2,896,135
Security Description	Shares	Value
MDU Resources Group, Inc.	22,084	$622,548
NiSource, Inc.	46,191	1,382,035
Public Service Enterprise Group, Inc.	59,995	3,724,489
Sempra Energy	32,088	4,736,510
WEC Energy Group, Inc.	36,509	3,472,006
		34,185,987
MULTILINE RETAIL — 0.6%
Dollar General Corp.	30,623	4,867,220
Dollar Tree, Inc. (a)	27,966	3,192,598
Kohl's Corp.	19,856	986,049
Macy's, Inc.	37,378	580,854
Nordstrom, Inc. (b)	12,189	410,404
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	5,642	330,847
Target Corp.	60,138	6,429,353
		16,797,325
OIL, GAS & CONSUMABLE FUELS — 4.3%
Apache Corp.	45,767	1,171,635
Cabot Oil & Gas Corp.	52,030	914,167
Cheniere Energy, Inc. (a)	31,067	1,959,085
Chevron Corp.	224,753	26,655,706
Cimarex Energy Co.	11,426	547,762
Concho Resources, Inc.	24,102	1,636,526
ConocoPhillips	134,264	7,650,363
Devon Energy Corp.	51,778	1,245,779
Diamondback Energy, Inc.	19,567	1,759,269
EOG Resources, Inc.	68,381	5,075,238
EQT Corp. (b)	29,825	317,338
Exxon Mobil Corp.	500,497	35,340,093
Hess Corp.	32,155	1,944,734
HollyFrontier Corp.	20,690	1,109,812
Kinder Morgan, Inc.	231,378	4,768,701
Marathon Oil Corp.	99,119	1,216,190
Marathon Petroleum Corp.	79,840	4,850,280
Murphy Oil Corp. (b)	19,115	422,633
Noble Energy, Inc.	57,569	1,293,000
Occidental Petroleum Corp.	126,886	5,642,620
ONEOK, Inc.	47,834	3,524,888
Parsley Energy, Inc. Class A	29,133	489,434
Phillips 66	53,338	5,461,811
Pioneer Natural Resources Co.	19,799	2,490,120
Targa Resources Corp.	25,940	1,042,010
Texas Pacific Land Trust	700	454,699
Valero Energy Corp.	48,418	4,127,150
Williams Cos., Inc.	143,619	3,455,473
WPX Energy, Inc. (a)	49,378	522,913
		127,089,429
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	56,502	593,836
Estee Lauder Cos., Inc. Class A	25,548	5,082,775
		5,676,611
PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	193,443	9,809,495
Catalent, Inc. (a)	15,830	754,458

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	108,991	$12,188,464
Johnson & Johnson	314,990	40,753,406
Merck & Co., Inc.	305,119	25,684,917
Mylan NV (a)	58,208	1,151,354
Nektar Therapeutics (a) (b)	21,561	392,734
Pfizer, Inc.	656,094	23,573,457
Zoetis, Inc.	56,176	6,998,968
		121,307,253
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	4,154	2,464,153
Equifax, Inc.	14,179	1,994,560
ManpowerGroup, Inc.	6,878	579,403
Nielsen Holdings PLC	44,129	937,741
Robert Half International, Inc.	14,008	779,685
TransUnion	22,471	1,822,623
Verisk Analytics, Inc.	19,352	3,060,325
		11,638,490
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	40,143	2,127,980
Howard Hughes Corp. (a)	5,163	669,125
Jones Lang LaSalle, Inc.	5,327	740,773
		3,537,878
ROAD & RAIL — 1.1%
AMERCO	952	371,318
CSX Corp.	96,306	6,671,117
Genesee & Wyoming, Inc. Class A (a)	6,497	717,983
JB Hunt Transport Services, Inc.	10,255	1,134,716
Kansas City Southern	12,166	1,618,200
Knight-Swift Transportation Holdings, Inc. (b)	14,886	540,362
Norfolk Southern Corp.	31,475	5,654,798
Old Dominion Freight Line, Inc.	8,756	1,488,257
Union Pacific Corp.	85,839	13,904,201
		32,100,952
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Micro Devices, Inc. (a) (b)	115,273	3,341,764
Analog Devices, Inc.	43,288	4,836,568
Applied Materials, Inc.	111,738	5,575,726
Broadcom, Inc.	45,870	12,663,331
Cree, Inc. (a)	12,148	595,252
Cypress Semiconductor Corp.	40,988	956,660
First Solar, Inc. (a)	8,800	510,488
Intel Corp.	531,759	27,401,541
KLA Corp.	19,166	3,056,019
Lam Research Corp.	18,137	4,191,642
Maxim Integrated Products, Inc.	32,573	1,886,303
Mellanox Technologies, Ltd. (a)	5,792	634,745
Microchip Technology, Inc. (b)	26,804	2,490,360
Micron Technology, Inc. (a)	130,679	5,599,595
Monolithic Power Systems, Inc.	4,792	745,779
NVIDIA Corp.	65,628	11,423,866
Security Description	Shares	Value
ON Semiconductor Corp. (a)	48,858	$938,562
Qorvo, Inc. (a)	14,420	1,069,099
QUALCOMM, Inc.	143,814	10,970,132
Skyworks Solutions, Inc.	21,009	1,664,963
Teradyne, Inc.	20,913	1,211,072
Texas Instruments, Inc.	111,411	14,398,758
Universal Display Corp.	5,110	857,969
Xilinx, Inc.	29,338	2,813,514
		119,833,708
SOFTWARE — 7.5%
Adobe, Inc. (a)	57,656	15,927,470
ANSYS, Inc. (a)	9,846	2,179,511
Aspen Technology, Inc. (a)	8,450	1,040,026
Autodesk, Inc. (a)	25,857	3,819,079
Cadence Design Systems, Inc. (a)	33,933	2,242,293
CDK Global, Inc.	14,826	712,982
Ceridian HCM Holding, Inc. (a) (b)	5,892	290,888
Citrix Systems, Inc.	15,395	1,485,925
DocuSign, Inc. (a) (b)	10,298	637,652
Elastic NV (a) (b)	3,528	290,496
Fair Isaac Corp. (a)	3,228	979,763
Fortinet, Inc. (a)	17,378	1,333,935
Guidewire Software, Inc. (a)	9,595	1,011,121
HubSpot, Inc. (a)	4,642	703,774
Intuit, Inc.	29,435	7,827,944
Microsoft Corp.	894,026	124,296,435
Nuance Communications, Inc. (a)	34,324	559,825
Nutanix, Inc. Class A (a) (b)	14,873	390,416
Oracle Corp.	277,644	15,278,749
Palo Alto Networks, Inc. (a)	11,312	2,305,725
Paycom Software, Inc. (a)	5,700	1,194,093
Proofpoint, Inc. (a)	6,800	877,540
PTC, Inc. (a)	12,835	875,090
RealPage, Inc. (a)	9,170	576,426
RingCentral, Inc. Class A (a)	8,270	1,039,208
salesforce.com, Inc. (a)	97,016	14,401,055
ServiceNow, Inc. (a)	20,964	5,321,712
Splunk, Inc. (a)	17,866	2,105,687
SS&C Technologies Holdings, Inc.	25,090	1,293,891
Symantec Corp.	75,026	1,772,864
Synopsys, Inc. (a)	17,868	2,452,383
Trade Desk, Inc. Class A (a) (b)	4,028	755,451
Tyler Technologies, Inc. (a)	4,604	1,208,550
VMware, Inc. Class A	8,689	1,303,871
Workday, Inc. Class A (a)	18,406	3,128,284
Zendesk, Inc. (a)	12,648	921,786
Zscaler, Inc. (a) (b)	7,620	360,121
		222,902,021
SPECIALTY RETAIL — 2.5%
Advance Auto Parts, Inc.	8,684	1,436,334
AutoZone, Inc. (a)	2,939	3,187,698
Best Buy Co., Inc.	28,042	1,934,618
Burlington Stores, Inc. (a)	8,025	1,603,556
CarMax, Inc. (a) (b)	20,374	1,792,912
Five Below, Inc. (a)	5,842	736,676

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Foot Locker, Inc.	13,534	$584,128
Gap, Inc.	28,526	495,211
Home Depot, Inc.	130,521	30,283,482
L Brands, Inc.	27,016	529,243
Lowe's Cos., Inc.	94,692	10,412,332
O'Reilly Automotive, Inc. (a)	8,877	3,537,573
Ross Stores, Inc.	42,523	4,671,152
Tiffany & Co. (b)	14,502	1,343,320
TJX Cos., Inc.	147,339	8,212,676
Tractor Supply Co.	14,150	1,279,726
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,257	1,568,317
		73,608,954
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.6%
Apple, Inc.	558,277	125,037,300
Dell Technologies, Inc. Class C (a)	19,067	988,815
Hewlett Packard Enterprise Co.	165,989	2,518,053
HP, Inc.	180,944	3,423,460
NetApp, Inc.	29,878	1,568,894
Western Digital Corp.	34,424	2,053,047
Xerox Holdings Corp.	26,553	794,200
		136,383,769
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Columbia Sportswear Co.	3,400	329,426
Hanesbrands, Inc. (b)	41,651	638,093
Kontoor Brands, Inc. (b)	6,523	228,957
Lululemon Athletica, Inc. (a)	12,892	2,482,097
NIKE, Inc. Class B	147,981	13,898,375
PVH Corp.	8,998	793,894
Ralph Lauren Corp.	6,148	586,950
Tapestry, Inc.	33,574	874,603
Under Armour, Inc. Class A (a) (b)	20,987	418,481
VF Corp.	46,387	4,127,979
		24,378,855
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
New York Community Bancorp, Inc. (b)	54,927	689,334
TOBACCO — 0.8%
Altria Group, Inc.	222,841	9,114,197
Philip Morris International, Inc.	185,097	14,054,415
		23,168,612
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	69,078	2,256,778
Security Description	Shares	Value
HD Supply Holdings, Inc. (a)	20,729	$812,059
United Rentals, Inc. (a)	9,403	1,171,990
W.W. Grainger, Inc.	5,397	1,603,719
Watsco, Inc.	3,546	599,912
		6,444,458
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	21,906	2,721,382
Aqua America, Inc.	20,202	905,656
		3,627,038
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	36,796	2,898,421
TOTAL COMMON STOCKS (Cost $2,902,814,260)		2,983,600,133
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	3,920,857	3,921,249
State Street Navigator Securities Lending Portfolio III (f) (g)	7,574,700	7,574,700
TOTAL SHORT-TERM INVESTMENTS (Cost $11,495,897)		11,495,949
TOTAL INVESTMENTS — 100.2% (Cost $2,914,310,157)		2,995,096,082
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,648,264)
NET ASSETS — 100.0%		$2,989,447,818
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	28	12/20/2019	$4,208,541	$4,169,900	$(38,641)
E-Mini Russell 1000 Index (long)	4	12/20/2019	313,493	329,220	15,727
Total unrealized appreciation/depreciation on open futures contracts purchased					$(22,914)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,983,600,133	$—	$—	$2,983,600,133
Short-Term Investments	11,495,949	—	—	11,495,949
TOTAL INVESTMENTS	$2,995,096,082	$—	$—	$2,995,096,082
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	15,727	—	—	15,727
TOTAL OTHER FINANCIAL INSTRUMENTS	$15,727	$—	$—	$15,727
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,995,111,809	$—	$—	$2,995,111,809
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(38,641)	—	—	(38,641)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(38,641)	$—	$—	$(38,641)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$24,538,634	$20,617,406	$(31)	$52	3,920,857	$3,921,249	$9,538
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,064,633	4,064,633	11,904,096	15,968,729	—	—	—	—	12,456
State Street Navigator Securities Lending Portfolio III	2,442,518	2,442,518	19,210,232	14,078,050	—	—	7,574,700	7,574,700	3,047
Total		$6,507,151	$55,652,962	$50,664,185	$(31)	$52		$11,495,949	$25,041
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	22,135	$912,183
Aerojet Rocketdyne Holdings, Inc. (a)	49,520	2,501,255
AeroVironment, Inc. (a)	14,875	796,705
Axon Enterprise, Inc. (a) (b)	40,551	2,302,486
Cubic Corp.	19,813	1,395,430
Curtiss-Wright Corp.	29,220	3,780,191
Mercury Systems, Inc. (a)	37,984	3,083,161
Moog, Inc. Class A	22,287	1,807,922
National Presto Industries, Inc. (b)	3,315	295,333
Park Aerospace Corp.	13,507	237,183
Teledyne Technologies, Inc. (a)	24,915	8,022,381
Triumph Group, Inc.	34,638	792,518
		25,926,748
AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	18,199	459,161
Echo Global Logistics, Inc. (a)	19,483	441,290
Forward Air Corp.	19,110	1,217,689
Hub Group, Inc. Class A (a)	22,859	1,062,943
XPO Logistics, Inc. (a) (b)	63,051	4,512,560
		7,693,643
AIRLINES — 0.4%
Allegiant Travel Co.	9,121	1,365,049
Hawaiian Holdings, Inc.	32,339	849,222
JetBlue Airways Corp. (a)	202,778	3,396,532
SkyWest, Inc.	34,863	2,001,136
		7,611,939
AUTO COMPONENTS — 1.3%
Adient PLC	59,582	1,368,003
American Axle & Manufacturing Holdings, Inc. (a)	79,494	653,441
Cooper Tire & Rubber Co.	33,578	877,057
Cooper-Standard Holdings, Inc. (a)	11,598	474,126
Dana, Inc.	98,497	1,422,297
Delphi Technologies PLC (b)	59,593	798,546
Dorman Products, Inc. (a)	19,955	1,587,221
Fox Factory Holding Corp. (a)	25,990	1,617,618
Garrett Motion, Inc. (a)	52,469	522,591
Gentex Corp.	174,405	4,802,242
Gentherm, Inc. (a)	22,547	926,343
Goodyear Tire & Rubber Co.	159,123	2,292,167
LCI Industries	16,892	1,551,530
Motorcar Parts of America, Inc. (a)	13,410	226,629
Standard Motor Products, Inc.	13,719	666,057
Visteon Corp. (a) (b)	19,103	1,576,762
		21,362,630
AUTOMOBILES — 0.2%
Thor Industries, Inc.	36,989	2,095,057
Winnebago Industries, Inc. (b)	20,674	792,848
		2,887,905
Security Description	Shares	Value
BANKS — 7.6%
Ameris Bancorp	44,668	$1,797,440
Associated Banc-Corp.	110,962	2,246,980
Banc of California, Inc.	30,437	430,379
BancorpSouth Bank	63,852	1,890,658
Bank of Hawaii Corp.	27,859	2,393,924
Bank OZK	82,009	2,236,385
Banner Corp.	22,195	1,246,693
Berkshire Hills Bancorp, Inc.	29,833	873,809
Boston Private Financial Holdings, Inc.	55,920	651,748
Brookline Bancorp, Inc.	53,452	787,348
Cadence BanCorp	87,796	1,539,942
Cathay General Bancorp	51,865	1,801,531
Central Pacific Financial Corp.	19,448	552,323
City Holding Co.	11,323	863,379
Columbia Banking System, Inc.	49,963	1,843,635
Commerce Bancshares, Inc.	67,560	4,097,514
Community Bank System, Inc.	34,906	2,153,351
Cullen/Frost Bankers, Inc.	39,006	3,453,981
Customers Bancorp, Inc. (a)	18,832	390,576
CVB Financial Corp.	91,096	1,901,174
Eagle Bancorp, Inc.	22,126	987,262
East West Bancorp, Inc.	99,649	4,413,454
First BanCorp	148,749	1,484,515
First Commonwealth Financial Corp.	67,424	895,391
First Financial Bancorp	67,432	1,650,398
First Financial Bankshares, Inc. (b)	92,962	3,098,423
First Horizon National Corp.	213,878	3,464,824
First Midwest Bancorp, Inc.	76,507	1,490,356
FNB Corp.	222,391	2,564,168
Franklin Financial Network, Inc.	8,358	252,495
Fulton Financial Corp.	113,824	1,841,672
Glacier Bancorp, Inc.	58,665	2,373,586
Great Western Bancorp, Inc.	38,396	1,267,068
Hancock Whitney Corp.	59,803	2,290,156
Hanmi Financial Corp.	20,231	379,938
Heritage Financial Corp.	22,606	609,458
Home BancShares, Inc.	106,640	2,004,299
Hope Bancorp, Inc.	84,622	1,213,479
Independent Bank Corp. (Massachusetts)	23,501	1,754,350
International Bancshares Corp.	38,115	1,472,001
LegacyTexas Financial Group, Inc.	31,533	1,372,631
National Bank Holdings Corp. Class A	18,227	623,181
NBT Bancorp, Inc.	29,956	1,096,090
OFG Bancorp	31,186	682,973
Old National Bancorp	117,857	2,027,730
Opus Bank	14,036	305,564
Pacific Premier Bancorp, Inc.	41,317	1,288,677
PacWest Bancorp	80,878	2,939,107
Pinnacle Financial Partners, Inc.	49,540	2,811,395
Preferred Bank	9,901	518,614
Prosperity Bancshares, Inc. (b)	46,378	3,275,678

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
S&T Bancorp, Inc.	23,071	$842,784
Seacoast Banking Corp. of Florida (a)	35,176	890,305
ServisFirst Bancshares, Inc.	30,953	1,026,092
Signature Bank	37,413	4,460,378
Simmons First National Corp. Class A	65,511	1,631,224
Southside Bancshares, Inc.	22,216	757,788
Sterling Bancorp	140,400	2,816,424
Synovus Financial Corp.	105,591	3,775,934
TCF Financial Corp.	105,054	3,999,406
Texas Capital Bancshares, Inc. (a)	34,042	1,860,395
Tompkins Financial Corp.	8,263	670,377
Triumph Bancorp, Inc. (a)	15,946	508,518
Trustmark Corp.	43,479	1,483,069
UMB Financial Corp.	29,578	1,910,147
Umpqua Holdings Corp.	150,748	2,481,312
United Bankshares, Inc.	69,767	2,642,076
United Community Banks, Inc.	54,556	1,546,663
Valley National Bancorp	227,077	2,468,327
Veritex Holdings, Inc.	32,370	785,458
Webster Financial Corp.	63,117	2,958,294
Westamerica Bancorporation	18,150	1,128,567
Wintrust Financial Corp.	38,773	2,505,899
		128,751,140
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	6,144	2,236,907
Coca-Cola Consolidated, Inc.	3,211	975,727
MGP Ingredients, Inc. (b)	9,137	453,926
National Beverage Corp. (b)	8,380	371,737
		4,038,297
BIOTECHNOLOGY — 1.5%
Acorda Therapeutics, Inc. (a) (b)	27,992	80,337
AMAG Pharmaceuticals, Inc. (a) (b)	24,652	284,731
Anika Therapeutics, Inc. (a)	9,654	529,908
Arrowhead Pharmaceuticals, Inc. (a) (b)	65,172	1,836,547
Cytokinetics, Inc. (a)	36,876	419,649
Eagle Pharmaceuticals, Inc. (a) (b)	6,849	387,448
Emergent BioSolutions, Inc. (a)	30,019	1,569,393
Enanta Pharmaceuticals, Inc. (a)	10,726	644,418
Exelixis, Inc. (a)	207,297	3,666,048
Genomic Health, Inc. (a)	15,065	1,021,708
Ligand Pharmaceuticals, Inc. (a) (b)	13,034	1,297,404
Medicines Co. (a) (b)	50,476	2,523,800
Momenta Pharmaceuticals, Inc. (a)	68,319	885,414
Myriad Genetics, Inc. (a)	49,944	1,429,897
Progenics Pharmaceuticals, Inc. (a) (b)	57,242	289,358
REGENXBIO, Inc. (a)	21,694	772,306
Repligen Corp. (a) (b)	30,658	2,351,162
Security Description	Shares	Value
Spectrum Pharmaceuticals, Inc. (a) (b)	75,648	$627,500
United Therapeutics Corp. (a)	29,966	2,389,789
Vanda Pharmaceuticals, Inc. (a)	37,084	492,476
Xencor, Inc. (a) (b)	33,460	1,128,606
		24,627,899
BUILDING PRODUCTS — 1.5%
AAON, Inc.	27,814	1,277,775
American Woodmark Corp. (a)	10,578	940,490
Apogee Enterprises, Inc.	18,189	709,189
Gibraltar Industries, Inc. (a)	21,680	995,979
Griffon Corp.	23,868	500,512
Insteel Industries, Inc.	12,893	264,693
Lennox International, Inc.	24,160	5,870,155
Owens Corning	74,268	4,693,738
Patrick Industries, Inc. (a)	15,768	676,132
PGT Innovations, Inc. (a)	40,843	705,359
Quanex Building Products Corp.	22,571	408,084
Resideo Technologies, Inc. (a)	85,235	1,223,122
Simpson Manufacturing Co., Inc.	27,869	1,933,272
Trex Co., Inc. (a) (b)	39,941	3,631,835
Universal Forest Products, Inc.	41,986	1,674,402
		25,504,737
CAPITAL MARKETS — 2.0%
Blucora, Inc. (a)	33,732	729,960
Donnelley Financial Solutions, Inc. (a)	21,390	263,525
Eaton Vance Corp.	77,359	3,475,740
Evercore, Inc. Class A	27,313	2,187,771
FactSet Research Systems, Inc.	26,203	6,366,543
Federated Investors, Inc. Class B	65,794	2,132,384
Greenhill & Co., Inc.	10,853	142,391
Interactive Brokers Group, Inc. Class A	52,204	2,807,531
INTL. FCStone, Inc. (a)	11,171	458,681
Janus Henderson Group PLC (b)	108,843	2,444,614
Legg Mason, Inc.	55,852	2,132,988
Piper Jaffray Cos.	9,739	735,100
SEI Investments Co.	86,801	5,143,393
Stifel Financial Corp.	47,612	2,731,977
Virtus Investment Partners, Inc.	4,490	496,459
Waddell & Reed Financial, Inc. Class A (b)	50,021	859,361
WisdomTree Investments, Inc.	82,761	432,426
		33,540,844
CHEMICALS — 2.6%
AdvanSix, Inc. (a)	19,065	490,352
American Vanguard Corp.	18,625	292,412
Ashland Global Holdings, Inc.	41,395	3,189,485
Balchem Corp.	22,135	2,195,571
Cabot Corp.	39,584	1,793,947
Chemours Co.	111,842	1,670,919
Ferro Corp. (a)	54,546	646,916
FutureFuel Corp.	18,045	215,457

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
GCP Applied Technologies, Inc. (a)	36,729	$707,033
Hawkins, Inc.	6,749	286,832
HB Fuller Co.	34,825	1,621,452
Ingevity Corp. (a)	28,639	2,429,733
Innophos Holdings, Inc.	12,899	418,702
Innospec, Inc.	16,584	1,478,298
Koppers Holdings, Inc. (a)	14,868	434,294
Kraton Corp. (a)	21,669	699,692
Livent Corp. (a) (b)	102,755	687,431
LSB Industries, Inc. (a) (b)	11,052	57,249
Minerals Technologies, Inc.	24,024	1,275,434
NewMarket Corp.	5,034	2,376,501
Olin Corp. (b)	112,400	2,104,128
PolyOne Corp.	52,637	1,718,598
Quaker Chemical Corp.	8,460	1,337,864
Rayonier Advanced Materials, Inc.	34,645	150,013
RPM International, Inc.	88,781	6,109,021
Scotts Miracle-Gro Co.	26,998	2,748,936
Sensient Technologies Corp.	28,641	1,966,205
Stepan Co.	13,786	1,338,069
Tredegar Corp.	15,987	312,066
Trinseo SA	27,548	1,183,187
Valvoline, Inc.	128,799	2,837,442
		44,773,239
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	45,871	1,666,035
Brady Corp. Class A	33,886	1,797,652
Brink's Co.	34,194	2,836,392
Clean Harbors, Inc. (a)	34,529	2,665,639
Deluxe Corp.	29,335	1,442,108
Healthcare Services Group, Inc. (b)	50,770	1,233,203
Herman Miller, Inc.	40,447	1,864,202
HNI Corp.	29,367	1,042,528
Interface, Inc.	39,954	576,936
KAR Auction Services, Inc. (b)	91,057	2,235,449
Matthews International Corp. Class A	21,626	765,344
Mobile Mini, Inc.	30,610	1,128,285
MSA Safety, Inc.	24,535	2,677,014
Pitney Bowes, Inc. (b)	113,042	516,602
RR Donnelley & Sons Co. (b)	44,562	167,999
Stericycle, Inc. (a) (b)	62,346	3,175,282
Team, Inc. (a)	21,342	385,223
Tetra Tech, Inc.	37,443	3,248,555
UniFirst Corp.	10,482	2,045,248
US Ecology, Inc.	15,136	967,796
Viad Corp.	13,914	934,325
		33,371,817
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	34,070	386,524
Applied Optoelectronics, Inc. (a) (b)	13,588	152,457
CalAmp Corp. (a)	24,891	286,744
Ciena Corp. (a)	106,138	4,163,794
Security Description	Shares	Value
Comtech Telecommunications Corp.	16,807	$546,228
Digi International, Inc. (a)	19,139	260,673
Extreme Networks, Inc. (a)	84,916	617,764
Harmonic, Inc. (a)	59,808	393,537
InterDigital, Inc.	20,945	1,098,984
Lumentum Holdings, Inc. (a) (b)	52,228	2,797,332
NETGEAR, Inc. (a)	21,294	686,093
NetScout Systems, Inc. (a)	45,700	1,053,842
Plantronics, Inc.	21,707	810,105
ViaSat, Inc. (a)	39,522	2,976,797
Viavi Solutions, Inc. (a)	156,621	2,193,477
		18,424,351
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	107,935	4,054,039
Aegion Corp. (a)	21,152	452,230
Arcosa, Inc.	33,284	1,138,646
Comfort Systems USA, Inc.	25,255	1,117,029
Dycom Industries, Inc. (a)	21,577	1,101,506
EMCOR Group, Inc.	38,444	3,310,797
Fluor Corp.	95,774	1,832,157
Granite Construction, Inc.	31,479	1,011,420
MasTec, Inc. (a) (b)	41,237	2,677,518
MYR Group, Inc. (a)	11,650	364,528
Valmont Industries, Inc.	14,780	2,046,143
		19,106,013
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	28,770	2,589,588
US Concrete, Inc. (a) (b)	10,861	600,396
		3,189,984
CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a) (b)	17,617	587,086
Enova International, Inc. (a)	22,483	466,522
EZCORP, Inc. Class A (a) (b)	36,510	235,672
FirstCash, Inc.	29,388	2,693,998
Green Dot Corp. Class A (a)	33,089	835,497
Navient Corp.	138,822	1,776,922
PRA Group, Inc. (a)	31,078	1,050,126
SLM Corp.	292,001	2,576,909
World Acceptance Corp. (a)	4,438	565,889
		10,788,621
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	43,858	5,194,980
Greif, Inc. Class A	17,519	663,795
Myers Industries, Inc.	24,104	425,436
Owens-Illinois, Inc.	107,961	1,108,759
Silgan Holdings, Inc.	53,731	1,613,811
Sonoco Products Co.	68,531	3,989,189
		12,995,970
DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	31,388	1,008,026
Pool Corp.	27,310	5,508,427
		6,516,453

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	37,607	$1,432,451
American Public Education, Inc. (a)	11,640	260,038
Career Education Corp. (a)	45,297	719,769
Graham Holdings Co. Class B	2,968	1,969,120
Regis Corp. (a)	16,170	326,957
Service Corp. International	124,846	5,968,887
Sotheby's (a)	22,289	1,270,027
Strategic Education, Inc.	15,028	2,042,005
WW International, Inc. (a)	31,734	1,200,180
		15,189,434
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	172,130	3,167,192
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	7,625	445,071
Cincinnati Bell, Inc. (a)	36,737	186,256
Cogent Communications Holdings, Inc.	28,837	1,588,919
Consolidated Communications Holdings, Inc. (b)	47,670	226,909
Frontier Communications Corp. (a) (b)	74,726	64,787
Iridium Communications, Inc. (a) (b)	66,488	1,414,865
Vonage Holdings Corp. (a)	154,592	1,746,890
		5,673,697
ELECTRIC UTILITIES — 1.3%
ALLETE, Inc.	35,384	3,092,916
El Paso Electric Co.	27,580	1,850,066
Hawaiian Electric Industries, Inc.	74,544	3,399,952
IDACORP, Inc.	34,487	3,885,650
OGE Energy Corp.	136,959	6,215,199
PNM Resources, Inc.	54,538	2,840,339
		21,284,122
ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	27,352	3,686,776
AZZ, Inc.	17,486	761,690
Encore Wire Corp.	14,256	802,328
EnerSys	28,874	1,903,952
Hubbell, Inc.	37,249	4,894,519
nVent Electric PLC	106,532	2,347,965
Powell Industries, Inc.	6,415	251,147
Regal Beloit Corp.	28,723	2,092,470
Vicor Corp. (a)	11,580	341,842
		17,082,689
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Anixter International, Inc. (a)	20,291	1,402,514
Arlo Technologies, Inc. (a)	55,400	188,914
Arrow Electronics, Inc. (a)	56,894	4,243,154
Security Description	Shares	Value
Avnet, Inc.	70,949	$3,156,166
Badger Meter, Inc.	19,976	1,072,711
Bel Fuse, Inc. Class B	7,014	105,420
Belden, Inc.	25,120	1,339,901
Benchmark Electronics, Inc.	25,114	729,813
Cognex Corp.	116,834	5,740,054
Coherent, Inc. (a) (b)	16,363	2,515,320
CTS Corp.	22,403	724,961
Daktronics, Inc.	27,916	206,160
ePlus, Inc. (a)	8,977	683,060
Fabrinet (a)	25,472	1,332,186
FARO Technologies, Inc. (a)	12,156	587,743
II-VI, Inc. (a) (b)	57,895	2,038,472
Insight Enterprises, Inc. (a)	24,541	1,366,688
Itron, Inc. (a)	23,624	1,747,231
Jabil, Inc.	95,255	3,407,271
KEMET Corp.	40,443	735,254
Knowles Corp. (a)	58,623	1,192,392
Littelfuse, Inc.	16,877	2,992,461
Methode Electronics, Inc.	25,371	853,480
MTS Systems Corp.	12,689	701,067
National Instruments Corp.	81,192	3,409,252
OSI Systems, Inc. (a)	11,422	1,160,018
Plexus Corp. (a)	20,015	1,251,138
Rogers Corp. (a)	12,701	1,736,354
Sanmina Corp. (a)	47,626	1,529,271
ScanSource, Inc. (a)	17,321	529,157
SYNNEX Corp.	28,012	3,162,555
Tech Data Corp. (a)	24,395	2,542,935
Trimble, Inc. (a)	172,283	6,686,303
TTM Technologies, Inc. (a)	66,108	806,187
Vishay Intertechnology, Inc.	90,571	1,533,367
Zebra Technologies Corp. Class A (a)	37,057	7,647,453
		71,056,383
ENERGY EQUIPMENT & SERVICES — 1.0%
Apergy Corp. (a)	53,004	1,433,758
Archrock, Inc.	80,305	800,641
C&J Energy Services, Inc. (a)	43,208	463,622
Core Laboratories NV (b)	30,358	1,415,290
Diamond Offshore Drilling, Inc. (a) (b)	45,803	254,665
DMC Global, Inc. (b)	10,030	441,119
Dril-Quip, Inc. (a)	24,910	1,249,984
Era Group, Inc. (a)	14,385	151,906
Exterran Corp. (a)	19,029	248,519
Geospace Technologies Corp. (a)	9,357	143,817
Gulf Island Fabrication, Inc. (a)	9,637	51,558
Helix Energy Solutions Group, Inc. (a)	97,529	786,084
KLX Energy Services Holdings, Inc. (a)	16,431	142,046
Matrix Service Co. (a)	19,005	325,746
McDermott International, Inc. (a) (b)	128,533	259,637
Nabors Industries, Ltd.	230,493	431,022

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Newpark Resources, Inc. (a)	63,641	$484,944
Noble Corp. PLC (a) (b)	171,529	217,842
Oceaneering International, Inc. (a)	67,696	917,281
Oil States International, Inc. (a)	42,959	571,355
Patterson-UTI Energy, Inc.	138,712	1,185,987
ProPetro Holding Corp. (a)	52,164	474,171
RPC, Inc.	32,196	180,619
SEACOR Holdings, Inc. (a)	12,174	573,030
TETRA Technologies, Inc. (a)	85,852	172,562
Transocean, Ltd. (a) (b)	393,464	1,758,784
US Silica Holdings, Inc. (b)	51,411	491,489
Valaris PLC (b)	138,648	666,897
		16,294,375
ENTERTAINMENT — 0.7%
Cinemark Holdings, Inc. (b)	72,944	2,818,556
Live Nation Entertainment, Inc. (a)	95,184	6,314,507
Marcus Corp.	15,852	586,683
World Wrestling Entertainment, Inc. Class A (b)	32,515	2,313,442
		12,033,188
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.7%
Acadia Realty Trust REIT	57,215	1,635,205
Agree Realty Corp. REIT	28,649	2,095,674
Alexander & Baldwin, Inc.	46,519	1,140,181
American Assets Trust, Inc. REIT	32,998	1,542,326
American Campus Communities, Inc. REIT	94,037	4,521,299
Armada Hoffler Properties, Inc. REIT	36,699	663,885
Brixmor Property Group, Inc. REIT	203,887	4,136,867
Camden Property Trust REIT	66,293	7,359,186
CareTrust REIT, Inc.	66,268	1,557,629
CBL & Associates Properties, Inc. REIT (b)	122,561	158,104
Cedar Realty Trust, Inc. REIT	58,314	174,942
Chatham Lodging Trust REIT	32,740	594,231
Community Healthcare Trust, Inc. REIT	12,430	553,756
CoreCivic, Inc. REIT	81,553	1,409,236
CoreSite Realty Corp. REIT	25,235	3,074,885
Corporate Office Properties Trust REIT	76,644	2,282,458
Cousins Properties, Inc. REIT	100,440	3,775,540
CyrusOne, Inc. REIT	77,432	6,124,871
DiamondRock Hospitality Co. REIT	136,984	1,404,086
Douglas Emmett, Inc. REIT	112,565	4,821,159
Easterly Government Properties, Inc. REIT	48,715	1,037,629
EastGroup Properties, Inc. REIT	25,802	3,225,766
EPR Properties REIT	52,549	4,038,916
First Industrial Realty Trust, Inc. REIT	86,545	3,423,720
Security Description	Shares	Value
Four Corners Property Trust, Inc. REIT	46,118	$1,304,217
Franklin Street Properties Corp. REIT	71,292	603,130
GEO Group, Inc. REIT	83,702	1,451,393
Getty Realty Corp. REIT	23,488	753,025
Global Net Lease, Inc. REIT	57,824	1,127,568
Healthcare Realty Trust, Inc. REIT	88,314	2,958,519
Hersha Hospitality Trust REIT	23,830	354,590
Highwoods Properties, Inc. REIT	70,953	3,188,628
Independence Realty Trust, Inc. REIT	61,722	883,242
Innovative Industrial Properties, Inc. REIT (b)	6,814	629,409
iStar, Inc. REIT (b)	40,453	527,912
JBG SMITH Properties REIT	80,791	3,167,815
Kilroy Realty Corp. REIT	63,619	4,955,284
Kite Realty Group Trust REIT	57,442	927,688
Lamar Advertising Co. Class A REIT	58,805	4,817,894
Lexington Realty Trust REIT	169,478	1,737,149
Liberty Property Trust REIT	107,976	5,542,408
Life Storage, Inc. REIT	31,921	3,364,793
LTC Properties, Inc. REIT	27,342	1,400,457
Mack-Cali Realty Corp. REIT	62,310	1,349,635
Medical Properties Trust, Inc. REIT	305,482	5,975,228
National Retail Properties, Inc. REIT	117,437	6,623,447
National Storage Affiliates Trust REIT	39,510	1,318,449
Office Properties Income Trust REIT	32,327	990,499
Omega Healthcare Investors, Inc. REIT	148,198	6,193,194
Park Hotels & Resorts, Inc. REIT	164,126	4,098,226
Pebblebrook Hotel Trust REIT (b)	89,422	2,487,720
Pennsylvania Real Estate Investment Trust (b)	44,750	255,970
PotlatchDeltic Corp. REIT (b)	45,953	1,887,979
PS Business Parks, Inc. REIT	13,699	2,492,533
Rayonier, Inc. REIT	88,738	2,502,412
Retail Opportunity Investments Corp. REIT	79,195	1,443,725
RPT Realty REIT	53,676	727,310
Sabra Health Care REIT, Inc.	125,783	2,887,978
Saul Centers, Inc. REIT	8,235	448,890
Senior Housing Properties Trust REIT	162,753	1,506,279
Service Properties Trust REIT	112,581	2,903,464
Spirit Realty Capital, Inc. REIT	60,918	2,915,535
Summit Hotel Properties, Inc. REIT	70,421	816,884
Tanger Factory Outlet Centers, Inc. REIT (b)	64,027	991,138
Taubman Centers, Inc. REIT	42,277	1,726,170
Uniti Group, Inc. REIT (b)	125,767	976,581

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Universal Health Realty Income Trust REIT	8,693	$893,640
Urban Edge Properties REIT	78,810	1,559,650
Urstadt Biddle Properties, Inc. Class A REIT	21,234	503,246
Washington Prime Group, Inc. REIT (b)	129,623	536,639
Washington Real Estate Investment Trust	54,772	1,498,562
Weingarten Realty Investors REIT	82,943	2,416,130
Whitestone REIT (b)	27,950	384,592
Xenia Hotels & Resorts, Inc. REIT	77,100	1,628,352
		163,386,729
FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	18,743	420,405
Casey's General Stores, Inc.	25,167	4,055,914
Chefs' Warehouse, Inc. (a)	16,361	659,676
PriceSmart, Inc.	15,250	1,084,275
SpartanNash Co.	25,795	305,155
Sprouts Farmers Market, Inc. (a)	81,245	1,571,278
United Natural Foods, Inc. (a) (b)	36,407	419,409
		8,516,112
FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	43,812	828,485
Calavo Growers, Inc. (b)	11,004	1,047,361
Cal-Maine Foods, Inc.	20,329	812,245
Darling Ingredients, Inc. (a)	112,731	2,156,544
Dean Foods Co. (b)	65,017	75,420
Flowers Foods, Inc.	127,872	2,957,679
Fresh Del Monte Produce, Inc.	20,826	710,375
Hain Celestial Group, Inc. (a) (b)	54,990	1,180,910
Ingredion, Inc.	45,689	3,734,619
J&J Snack Foods Corp.	10,178	1,954,176
John B Sanfilippo & Son, Inc.	5,725	553,035
Lancaster Colony Corp.	13,496	1,871,220
Pilgrim's Pride Corp. (a)	35,712	1,144,391
Post Holdings, Inc. (a)	46,597	4,931,827
Sanderson Farms, Inc.	13,543	2,049,462
Seneca Foods Corp. Class A (a)	4,972	155,027
Tootsie Roll Industries, Inc. (b)	11,538	428,521
TreeHouse Foods, Inc. (a) (b)	38,473	2,133,328
		28,724,625
GAS UTILITIES — 1.5%
National Fuel Gas Co.	59,062	2,771,189
New Jersey Resources Corp.	61,605	2,785,778
Northwest Natural Holding Co.	20,646	1,472,886
ONE Gas, Inc.	36,130	3,472,454
South Jersey Industries, Inc. (b)	63,255	2,081,722
Southwest Gas Holdings, Inc.	37,234	3,389,783
Spire, Inc.	34,770	3,033,335
UGI Corp.	142,985	7,187,856
		26,195,003
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
AngioDynamics, Inc. (a)	26,193	$482,475
Avanos Medical, Inc. (a)	32,608	1,221,496
Cantel Medical Corp.	25,136	1,880,173
Cardiovascular Systems, Inc. (a)	24,404	1,159,678
CONMED Corp.	19,316	1,857,233
CryoLife, Inc. (a)	23,966	650,677
Cutera, Inc. (a)	9,806	286,629
Globus Medical, Inc. Class A (a)	52,445	2,680,988
Haemonetics Corp. (a)	34,779	4,387,023
Heska Corp. (a) (b)	4,863	344,641
Hill-Rom Holdings, Inc.	45,691	4,808,064
ICU Medical, Inc. (a)	13,190	2,105,124
Inogen, Inc. (a) (b)	12,403	594,228
Integer Holdings Corp. (a)	20,865	1,576,559
Integra LifeSciences Holdings Corp. (a)	48,606	2,919,763
Invacare Corp. (b)	23,447	175,853
Lantheus Holdings, Inc. (a)	27,014	677,106
LeMaitre Vascular, Inc.	11,305	386,405
LivaNova PLC (a)	33,077	2,440,752
Masimo Corp. (a)	33,629	5,003,659
Meridian Bioscience, Inc.	30,107	285,716
Merit Medical Systems, Inc. (a)	38,216	1,164,059
Mesa Laboratories, Inc. (b)	2,488	591,572
Natus Medical, Inc. (a)	23,813	758,206
Neogen Corp. (a)	36,120	2,460,133
NuVasive, Inc. (a)	35,205	2,231,293
OraSure Technologies, Inc. (a)	43,771	326,969
Orthofix Medical, Inc. (a)	13,162	697,849
Penumbra, Inc. (a) (b)	21,874	2,941,834
STERIS PLC	57,918	8,368,572
Surmodics, Inc. (a)	9,418	430,779
Tactile Systems Technology, Inc. (a)	12,068	510,718
Varex Imaging Corp. (a)	26,935	768,725
West Pharmaceutical Services, Inc.	50,443	7,153,826
		64,328,777
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Acadia Healthcare Co., Inc. (a) (b)	60,630	1,884,380
Addus HomeCare Corp. (a)	9,008	714,154
Amedisys, Inc. (a)	22,020	2,884,840
AMN Healthcare Services, Inc. (a)	32,212	1,854,123
BioTelemetry, Inc. (a) (b)	23,152	942,981
Chemed Corp.	10,923	4,561,117
Community Health Systems, Inc. (a) (b)	79,782	287,215
CorVel Corp. (a)	6,182	467,977
Covetrus, Inc. (a) (b)	67,032	797,011
Cross Country Healthcare, Inc. (a)	25,646	264,154
Diplomat Pharmacy, Inc. (a) (b)	36,951	181,060
Encompass Health Corp.	67,562	4,275,323
Ensign Group, Inc.	34,418	1,632,446
HealthEquity, Inc. (a)	48,645	2,779,819

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
LHC Group, Inc. (a)	20,215	$2,295,615
Magellan Health, Inc. (a)	14,909	925,849
MEDNAX, Inc. (a)	57,666	1,304,405
Molina Healthcare, Inc. (a)	42,935	4,710,828
Owens & Minor, Inc.	43,996	255,617
Patterson Cos., Inc. (b)	58,686	1,045,785
Providence Service Corp. (a)	7,952	472,826
Select Medical Holdings Corp. (a)	74,283	1,230,869
Tenet Healthcare Corp. (a)	70,782	1,565,698
Tivity Health, Inc. (a) (b)	29,483	490,302
US Physical Therapy, Inc.	8,605	1,123,383
		38,947,777
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	113,995	1,251,665
Computer Programs & Systems, Inc.	8,503	192,253
HealthStream, Inc. (a)	18,089	468,324
HMS Holdings Corp. (a)	59,826	2,061,903
Medidata Solutions, Inc. (a)	42,640	3,901,560
NextGen Healthcare, Inc. (a)	33,755	528,941
Omnicell, Inc. (a)	28,517	2,060,923
Tabula Rasa HealthCare, Inc. (a) (b)	12,104	664,994
		11,130,563
HOTELS, RESTAURANTS & LEISURE — 3.4%
BJ's Restaurants, Inc.	13,957	542,090
Bloomin' Brands, Inc.	55,331	1,047,416
Boyd Gaming Corp. (b)	55,038	1,318,160
Brinker International, Inc. (b)	25,713	1,097,174
Caesars Entertainment Corp. (a)	380,466	4,436,234
Cheesecake Factory, Inc. (b)	28,108	1,171,541
Churchill Downs, Inc.	24,333	3,004,030
Chuy's Holdings, Inc. (a)	10,708	265,130
Cracker Barrel Old Country Store, Inc. (b)	16,483	2,680,960
Dave & Buster's Entertainment, Inc. (b)	24,408	950,692
Dine Brands Global, Inc. (b)	11,716	888,776
Domino's Pizza, Inc.	28,176	6,891,568
Dunkin' Brands Group, Inc.	56,603	4,492,014
El Pollo Loco Holdings, Inc. (a) (b)	15,369	168,444
Eldorado Resorts, Inc. (a) (b)	44,267	1,764,925
Fiesta Restaurant Group, Inc. (a)	16,516	172,097
International Speedway Corp. Class A	16,761	754,413
Jack in the Box, Inc.	17,702	1,613,006
Marriott Vacations Worldwide Corp.	26,487	2,744,318
Monarch Casino & Resort, Inc. (a)	8,299	345,985
Papa John's International, Inc. (b)	15,059	788,339
Penn National Gaming, Inc. (a) (b)	75,426	1,404,809
Red Robin Gourmet Burgers, Inc. (a)	9,257	307,888
Ruth's Hospitality Group, Inc.	19,009	388,069
Security Description	Shares	Value
Scientific Games Corp. Class A (a) (b)	36,943	$751,790
Shake Shack, Inc. Class A (a)	20,908	2,049,820
Six Flags Entertainment Corp.	53,710	2,727,931
Texas Roadhouse, Inc.	44,781	2,351,898
Wendy's Co.	126,264	2,522,755
Wingstop, Inc.	20,194	1,762,532
Wyndham Destinations, Inc.	63,119	2,904,736
Wyndham Hotels & Resorts, Inc.	65,951	3,412,305
		57,721,845
HOUSEHOLD DURABLES — 1.5%
Cavco Industries, Inc. (a)	5,932	1,139,478
Century Communities, Inc. (a)	17,932	549,257
Ethan Allen Interiors, Inc.	17,434	332,989
Helen of Troy, Ltd. (a)	17,286	2,725,311
Installed Building Products, Inc. (a)	14,345	822,542
iRobot Corp. (a) (b)	18,971	1,169,942
KB Home	58,537	1,990,258
La-Z-Boy, Inc.	32,486	1,091,205
LGI Homes, Inc. (a) (b)	13,263	1,105,073
M/I Homes, Inc. (a)	19,080	718,362
MDC Holdings, Inc.	33,932	1,462,469
Meritage Homes Corp. (a)	24,652	1,734,268
Tempur Sealy International, Inc. (a)	31,508	2,432,418
Toll Brothers, Inc.	88,390	3,628,409
TopBuild Corp. (a)	23,290	2,245,855
TRI Pointe Group, Inc. (a) (b)	97,349	1,464,129
Tupperware Brands Corp.	33,526	532,058
Universal Electronics, Inc. (a)	9,147	465,582
William Lyon Homes Class A (a)	21,705	441,914
		26,051,519
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	7,406	216,478
Central Garden & Pet Co. Class A (a)	28,255	783,370
Energizer Holdings, Inc. (b)	43,400	1,891,372
Spectrum Brands Holdings, Inc.	4,277	225,499
WD-40 Co. (b)	9,382	1,721,972
		4,838,691
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	38,727	5,636,327
Raven Industries, Inc.	24,571	822,146
		6,458,473
INSURANCE — 5.0%
Alleghany Corp. (a)	9,885	7,885,858
Ambac Financial Group, Inc. (a)	32,143	628,396
American Equity Investment Life Holding Co.	61,477	1,487,743
American Financial Group, Inc.	51,106	5,511,782
AMERISAFE, Inc.	13,179	871,264
Brighthouse Financial, Inc. (a)	76,308	3,088,185
Brown & Brown, Inc.	159,812	5,762,821
CNO Financial Group, Inc.	106,775	1,690,248
eHealth, Inc. (a)	13,180	880,292

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Employers Holdings, Inc.	22,081	$962,290
First American Financial Corp.	76,728	4,527,719
Genworth Financial, Inc. Class A (a)	344,513	1,515,857
Hanover Insurance Group, Inc.	27,110	3,674,489
HCI Group, Inc. (b)	4,056	170,514
Horace Mann Educators Corp.	28,155	1,304,421
James River Group Holdings, Ltd.	20,743	1,062,871
Kemper Corp.	42,890	3,343,275
Mercury General Corp.	18,607	1,039,759
Old Republic International Corp.	195,069	4,597,776
Primerica, Inc.	28,637	3,643,486
ProAssurance Corp.	36,836	1,483,386
Reinsurance Group of America, Inc.	42,926	6,863,009
RenaissanceRe Holdings, Ltd.	30,196	5,841,416
RLI Corp.	27,403	2,546,013
Safety Insurance Group, Inc.	10,087	1,022,116
Selective Insurance Group, Inc.	40,672	3,058,128
Stewart Information Services Corp.	16,766	650,353
Third Point Reinsurance, Ltd. (a)	53,395	533,416
United Fire Group, Inc.	14,321	672,801
United Insurance Holdings Corp.	14,675	205,303
Universal Insurance Holdings, Inc.	21,488	644,425
WR Berkley Corp.	99,026	7,152,648
		84,322,060
INTERACTIVE MEDIA & SERVICES — 0.1%
Care.com, Inc. (a)	18,051	188,633
QuinStreet, Inc. (a) (b)	26,832	337,815
Yelp, Inc. (a)	44,253	1,537,792
		2,064,240
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Etsy, Inc. (a) (b)	82,204	4,644,526
GrubHub, Inc. (a) (b)	62,515	3,513,968
Liquidity Services, Inc. (a)	18,530	137,122
PetMed Express, Inc. (b)	14,615	263,362
Shutterstock, Inc. (a)	13,332	481,552
Stamps.com, Inc. (a) (b)	11,154	830,416
		9,870,946
IT SERVICES — 2.4%
CACI International, Inc. Class A (a)	17,035	3,939,514
Cardtronics PLC Class A (a)	25,121	759,659
CoreLogic, Inc. (a)	54,821	2,536,568
CSG Systems International, Inc.	22,617	1,168,847
EVERTEC, Inc.	40,893	1,276,679
ExlService Holdings, Inc. (a)	23,051	1,543,495
KBR, Inc.	96,928	2,378,613
LiveRamp Holdings, Inc. (a)	46,293	1,988,747
ManTech International Corp. Class A	18,057	1,289,450
MAXIMUS, Inc.	43,646	3,372,090
NIC, Inc.	45,815	946,080
Perficient, Inc. (a)	22,498	867,973
Security Description	Shares	Value
Perspecta, Inc.	94,433	$2,466,590
Sabre Corp.	187,299	4,194,561
Science Applications International Corp.	33,599	2,934,873
Sykes Enterprises, Inc. (a)	26,439	810,091
TTEC Holdings, Inc.	10,184	487,610
Unisys Corp. (a)	36,007	267,532
Virtusa Corp. (a)	19,638	707,361
WEX, Inc. (a)	29,631	5,987,536
		39,923,869
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	58,643	3,056,473
Callaway Golf Co.	62,876	1,220,423
Mattel, Inc. (a) (b)	236,458	2,693,257
Polaris, Inc.	39,287	3,457,649
Sturm Ruger & Co., Inc.	11,330	473,141
Vista Outdoor, Inc. (a)	42,653	264,022
		11,164,965
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	14,694	4,889,282
Bio-Techne Corp.	26,046	5,096,421
Cambrex Corp. (a)	22,765	1,354,517
Charles River Laboratories International, Inc. (a)	33,421	4,423,938
Luminex Corp.	29,374	606,573
Medpace Holdings, Inc. (a)	18,325	1,540,033
NeoGenomics, Inc. (a)	68,149	1,303,009
PRA Health Sciences, Inc. (a)	43,018	4,268,676
Syneos Health, Inc. (a) (b)	42,429	2,257,647
		25,740,096
MACHINERY — 4.6%
Actuant Corp. Class A	37,478	822,267
AGCO Corp.	43,328	3,279,930
Alamo Group, Inc.	6,628	780,248
Albany International Corp. Class A	20,754	1,871,181
Astec Industries, Inc.	16,088	500,337
Barnes Group, Inc.	32,613	1,680,874
Briggs & Stratton Corp.	30,779	186,521
Chart Industries, Inc. (a)	24,488	1,527,072
CIRCOR International, Inc. (a)	13,593	510,417
Colfax Corp. (a) (b)	57,231	1,663,133
Crane Co.	34,854	2,810,278
Donaldson Co., Inc.	87,261	4,544,553
EnPro Industries, Inc.	14,071	965,974
ESCO Technologies, Inc.	17,811	1,417,043
Federal Signal Corp.	41,312	1,352,555
Franklin Electric Co., Inc.	26,499	1,266,917
Graco, Inc.	114,120	5,254,085
Greenbrier Cos., Inc.	22,217	669,176
Harsco Corp. (a)	55,960	1,061,002
Hillenbrand, Inc.	42,924	1,325,493
ITT, Inc.	60,269	3,687,860

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
John Bean Technologies Corp.	21,710	$2,158,625
Kennametal, Inc.	56,958	1,750,889
Lincoln Electric Holdings, Inc.	42,306	3,670,469
Lindsay Corp. (b)	7,612	706,774
Lydall, Inc. (a)	12,333	307,215
Mueller Industries, Inc.	38,123	1,093,368
Nordson Corp.	34,972	5,115,005
Oshkosh Corp.	46,769	3,545,090
Proto Labs, Inc. (a)	18,151	1,853,217
SPX Corp. (a)	30,598	1,224,226
SPX FLOW, Inc. (a)	29,120	1,149,075
Standex International Corp.	8,557	624,148
Tennant Co.	12,610	891,527
Terex Corp.	43,624	1,132,915
Timken Co.	46,829	2,037,530
Titan International, Inc.	35,492	95,828
Toro Co.	72,915	5,344,669
Trinity Industries, Inc.	70,090	1,379,371
Wabash National Corp.	38,705	561,609
Watts Water Technologies, Inc. Class A	18,926	1,773,934
Woodward, Inc.	38,564	4,158,356
		77,750,756
MARINE — 0.3%
Kirby Corp. (a)	40,945	3,364,041
Matson, Inc.	29,342	1,100,619
		4,464,660
MEDIA — 0.9%
AMC Networks, Inc. Class A (a) (b)	30,196	1,484,435
Cable One, Inc.	3,372	4,230,848
EW Scripps Co. Class A	37,298	495,317
Gannett Co., Inc. (b)	76,785	824,671
John Wiley & Sons, Inc. Class A	30,113	1,323,165
Meredith Corp.	27,397	1,004,374
New Media Investment Group, Inc. (b)	38,455	338,789
New York Times Co. Class A (b)	98,364	2,801,407
Scholastic Corp.	19,653	742,097
TechTarget, Inc. (a)	15,392	346,705
TEGNA, Inc.	148,269	2,302,618
		15,894,426
METALS & MINING — 1.6%
AK Steel Holding Corp. (a) (b)	221,748	503,368
Allegheny Technologies, Inc. (a) (b)	86,307	1,747,717
Carpenter Technology Corp.	32,674	1,687,939
Century Aluminum Co. (a)	35,441	235,151
Commercial Metals Co.	80,668	1,402,010
Compass Minerals International, Inc.	23,185	1,309,721
Haynes International, Inc.	8,948	320,696
Kaiser Aluminum Corp.	10,988	1,087,482
Materion Corp.	13,642	837,073
Olympic Steel, Inc.	6,550	94,320
Security Description	Shares	Value
Reliance Steel & Aluminum Co.	45,670	$4,551,472
Royal Gold, Inc. (b)	44,845	5,525,352
Steel Dynamics, Inc.	150,271	4,478,076
SunCoke Energy, Inc. (a)	47,314	266,851
TimkenSteel Corp. (a) (b)	27,813	174,944
United States Steel Corp. (b)	116,861	1,349,745
Warrior Met Coal, Inc.	35,195	687,006
Worthington Industries, Inc.	25,313	912,534
		27,171,457
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
Apollo Commercial Real Estate Finance, Inc. REIT	96,238	1,844,882
ARMOUR Residential REIT, Inc. (b)	35,214	589,835
Capstead Mortgage Corp. REIT	59,829	439,743
Granite Point Mortgage Trust, Inc. REIT	35,709	669,187
Invesco Mortgage Capital, Inc. REIT	96,479	1,477,093
New York Mortgage Trust, Inc. REIT	160,197	975,600
PennyMac Mortgage Investment Trust REIT	56,753	1,261,619
Redwood Trust, Inc. REIT	76,732	1,259,172
		8,517,131
MULTI-UTILITIES — 0.7%
Avista Corp.	44,822	2,171,178
Black Hills Corp.	41,804	3,207,621
MDU Resources Group, Inc.	136,192	3,839,252
NorthWestern Corp.	34,579	2,595,154
		11,813,205
MULTILINE RETAIL — 0.2%
Big Lots, Inc. (b)	26,710	654,395
Dillard's, Inc. Class A (b)	6,974	461,051
JC Penney Co., Inc. (a) (b)	184,338	163,858
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	36,630	2,147,983
		3,427,287
OIL, GAS & CONSUMABLE FUELS — 1.7%
Antero Midstream Corp. (b)	176,415	1,305,471
Bonanza Creek Energy, Inc. (a)	12,764	285,786
Callon Petroleum Co. (a) (b)	152,394	661,390
Carrizo Oil & Gas, Inc. (a) (b)	61,695	529,652
Chesapeake Energy Corp. (a) (b)	735,841	1,037,536
CNX Resources Corp. (a)	128,352	931,836
CONSOL Energy, Inc. (a)	18,700	292,281
Denbury Resources, Inc. (a) (b)	325,721	387,608
EQT Corp.	174,866	1,860,574
Equitrans Midstream Corp. (b)	139,672	2,032,228
Green Plains, Inc. (b)	23,498	248,961
Gulfport Energy Corp. (a)	103,974	281,770
HighPoint Resources Corp. (a) (b)	73,453	116,790
Jagged Peak Energy, Inc. (a)	40,746	295,816

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Laredo Petroleum, Inc. (a)	115,925	$279,379
Matador Resources Co. (a) (b)	71,927	1,188,953
Murphy Oil Corp. (b)	103,943	2,298,180
Oasis Petroleum, Inc. (a) (b)	190,254	658,279
Par Pacific Holdings, Inc. (a)	22,076	504,657
PBF Energy, Inc. Class A	69,765	1,896,910
PDC Energy, Inc. (a)	40,310	1,118,602
Penn Virginia Corp. (a)	9,627	279,857
QEP Resources, Inc.	165,052	610,692
Range Resources Corp. (b)	146,475	559,534
Renewable Energy Group, Inc. (a) (b)	25,043	375,770
REX American Resources Corp. (a)	3,926	299,672
Ring Energy, Inc. (a)	41,001	67,242
SM Energy Co.	73,561	712,806
Southwestern Energy Co. (a) (b)	380,174	733,736
SRC Energy, Inc. (a)	166,672	776,692
Unit Corp. (a)	38,475	130,045
Whiting Petroleum Corp. (a) (b)	63,910	513,197
World Fuel Services Corp.	44,719	1,786,077
WPX Energy, Inc. (a)	278,652	2,950,925
		28,008,904
PAPER & FOREST PRODUCTS — 0.4%
Boise Cascade Co.	26,630	867,872
Clearwater Paper Corp. (a)	11,107	234,580
Domtar Corp.	42,798	1,532,596
Louisiana-Pacific Corp.	84,586	2,079,124
Mercer International, Inc.	27,385	343,408
Neenah, Inc.	11,286	734,944
PH Glatfelter Co.	29,062	447,264
Schweitzer-Mauduit International, Inc.	21,462	803,537
		7,043,325
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	303,402	1,334,969
Edgewell Personal Care Co. (a)	37,100	1,205,379
Inter Parfums, Inc.	12,273	858,742
Medifast, Inc. (b)	7,962	825,102
Nu Skin Enterprises, Inc. Class A	38,002	1,616,225
USANA Health Sciences, Inc. (a)	8,575	586,444
		6,426,861
PHARMACEUTICALS — 0.7%
Akorn, Inc. (a)	64,471	244,990
Amphastar Pharmaceuticals, Inc. (a)	22,705	450,240
ANI Pharmaceuticals, Inc. (a)	5,657	412,282
Assertio Therapeutics, Inc. (a)	40,676	52,065
Catalent, Inc. (a)	99,917	4,762,044
Corcept Therapeutics, Inc. (a)	70,074	990,496
Endo International PLC (a)	139,248	446,986
Innoviva, Inc. (a)	45,753	482,237
Lannett Co., Inc. (a) (b)	23,929	268,005
Pacira BioSciences, Inc. (a)	28,374	1,080,198
Security Description	Shares	Value
Phibro Animal Health Corp. Class A	14,427	$307,728
Prestige Consumer Healthcare, Inc. (a) (b)	34,387	1,192,885
Supernus Pharmaceuticals, Inc. (a)	35,944	987,741
		11,677,897
PROFESSIONAL SERVICES — 1.1%
ASGN, Inc. (a)	36,234	2,277,669
Exponent, Inc.	35,547	2,484,735
Forrester Research, Inc.	7,116	228,708
FTI Consulting, Inc. (a)	25,672	2,720,975
Heidrick & Struggles International, Inc.	13,352	364,510
Insperity, Inc.	26,208	2,584,633
Kelly Services, Inc. Class A	21,882	529,982
Korn Ferry	38,283	1,479,255
ManpowerGroup, Inc.	41,154	3,466,813
Navigant Consulting, Inc.	26,276	734,414
Resources Connection, Inc.	20,858	354,378
TrueBlue, Inc. (a)	27,230	574,553
		17,800,625
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc.	35,216	4,897,137
Marcus & Millichap, Inc. (a)	15,087	535,437
RE/MAX Holdings, Inc. Class A	12,581	404,605
Realogy Holdings Corp. (b)	81,151	542,089
		6,379,268
ROAD & RAIL — 1.5%
ArcBest Corp.	16,927	515,427
Avis Budget Group, Inc. (a)	40,041	1,131,559
Genesee & Wyoming, Inc. Class A (a)	38,747	4,281,931
Heartland Express, Inc.	32,947	708,690
Knight-Swift Transportation Holdings, Inc. (b)	84,058	3,051,305
Landstar System, Inc.	27,158	3,057,448
Marten Transport, Ltd.	25,693	533,900
Old Dominion Freight Line, Inc.	43,843	7,451,995
Ryder System, Inc.	36,497	1,889,450
Saia, Inc. (a)	17,772	1,665,236
Werner Enterprises, Inc.	30,644	1,081,733
		25,368,674
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Energy Industries, Inc. (a)	26,224	1,505,520
Axcelis Technologies, Inc. (a)	21,203	362,359
Brooks Automation, Inc.	49,403	1,829,393
Cabot Microelectronics Corp.	19,915	2,812,197
CEVA, Inc. (a)	15,030	448,796
Cirrus Logic, Inc. (a)	39,446	2,113,517
Cohu, Inc.	28,622	386,540
Cree, Inc. (a)	73,010	3,577,490

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Cypress Semiconductor Corp.	252,759	$5,899,395
Diodes, Inc. (a)	27,174	1,091,036
DSP Group, Inc. (a)	12,708	178,992
First Solar, Inc. (a) (b)	51,949	3,013,561
FormFactor, Inc. (a)	50,474	941,088
Ichor Holdings, Ltd. (a)	15,650	378,417
Kulicke & Soffa Industries, Inc.	43,357	1,018,022
MaxLinear, Inc. (a) (b)	43,874	981,900
MKS Instruments, Inc.	37,308	3,442,782
Monolithic Power Systems, Inc.	27,557	4,288,696
Nanometrics, Inc. (a)	16,164	527,270
PDF Solutions, Inc. (a)	17,828	233,012
Photronics, Inc. (a)	44,412	483,203
Power Integrations, Inc.	20,200	1,826,686
Rambus, Inc. (a)	74,651	979,794
Rudolph Technologies, Inc. (a)	21,321	562,022
Semtech Corp. (a)	45,498	2,211,658
Silicon Laboratories, Inc. (a)	29,653	3,301,862
SMART Global Holdings, Inc. (a)	8,198	208,885
SolarEdge Technologies, Inc. (a)	32,827	2,748,276
Synaptics, Inc. (a) (b)	22,577	901,951
Teradyne, Inc.	116,353	6,738,002
Ultra Clean Holdings, Inc. (a) (b)	26,001	380,525
Universal Display Corp.	29,059	4,879,006
Veeco Instruments, Inc. (a)	34,773	406,149
Versum Materials, Inc.	74,728	3,955,353
Xperi Corp.	34,227	707,814
		65,321,169
SOFTWARE — 3.1%
8x8, Inc. (a) (b)	66,546	1,378,833
ACI Worldwide, Inc. (a)	76,741	2,403,912
Agilysys, Inc. (a)	11,400	291,954
Alarm.com Holdings, Inc. (a)	24,618	1,148,183
Blackbaud, Inc.	33,617	3,036,960
Bottomline Technologies DE, Inc. (a)	25,968	1,021,841
CDK Global, Inc.	82,913	3,987,286
CommVault Systems, Inc. (a)	26,449	1,182,535
Ebix, Inc. (b)	14,800	623,080
Fair Isaac Corp. (a)	19,748	5,993,913
j2 Global, Inc. (b)	31,773	2,885,624
LivePerson, Inc. (a) (b)	41,084	1,466,699
LogMeIn, Inc.	33,791	2,397,809
Manhattan Associates, Inc. (a)	44,036	3,552,384
MicroStrategy, Inc. Class A (a)	5,574	827,014
Monotype Imaging Holdings, Inc.	27,409	542,972
OneSpan, Inc. (a)	22,395	324,727
Progress Software Corp.	30,523	1,161,705
PTC, Inc. (a)	70,899	4,833,894
Qualys, Inc. (a)	23,240	1,756,247
SPS Commerce, Inc. (a)	23,836	1,121,961
Teradata Corp. (a)	78,052	2,419,612
TiVo Corp.	87,731	668,072
Tyler Technologies, Inc. (a)	26,412	6,933,150
		51,960,367
Security Description	Shares	Value
SPECIALTY RETAIL — 2.7%
Aaron's, Inc.	46,251	$2,972,089
Abercrombie & Fitch Co. Class A (b)	43,215	674,154
American Eagle Outfitters, Inc.	108,761	1,764,103
Asbury Automotive Group, Inc. (a)	13,054	1,335,816
AutoNation, Inc. (a)	39,554	2,005,388
Barnes & Noble Education, Inc. (a)	25,923	80,880
Bed Bath & Beyond, Inc. (b)	85,587	910,646
Boot Barn Holdings, Inc. (a)	19,813	691,474
Buckle, Inc. (b)	20,120	414,472
Caleres, Inc.	28,904	676,643
Cato Corp. Class A	13,978	246,153
Chico's FAS, Inc.	75,725	305,172
Children's Place, Inc. (b)	10,678	822,099
Conn's, Inc. (a) (b)	13,080	325,169
Designer Brands, Inc. Class A	37,760	646,451
Dick's Sporting Goods, Inc. (b)	45,126	1,841,592
Express, Inc. (a)	51,808	178,219
Five Below, Inc. (a)	38,132	4,808,445
Foot Locker, Inc.	75,113	3,241,877
GameStop Corp. Class A (b)	58,799	324,570
Genesco, Inc. (a)	10,773	431,135
Group 1 Automotive, Inc.	11,928	1,101,074
Guess?, Inc. (b)	29,209	541,243
Haverty Furniture Cos., Inc.	12,775	258,949
Hibbett Sports, Inc. (a) (b)	11,489	263,098
Lithia Motors, Inc. Class A (b)	15,215	2,014,162
Lumber Liquidators Holdings, Inc. (a) (b)	21,008	207,349
MarineMax, Inc. (a)	16,201	250,791
Michaels Cos., Inc. (a) (b)	55,307	541,456
Monro, Inc. (b)	22,962	1,814,228
Murphy USA, Inc. (a)	20,762	1,770,999
Office Depot, Inc.	376,572	660,884
Rent-A-Center, Inc.	31,468	811,560
RH (a)	11,046	1,886,988
Sally Beauty Holdings, Inc. (a) (b)	81,260	1,209,961
Shoe Carnival, Inc. (b)	6,308	204,442
Signet Jewelers, Ltd. (b)	36,954	619,349
Sleep Number Corp. (a)	20,057	828,755
Sonic Automotive, Inc. Class A (b)	17,197	540,158
Tailored Brands, Inc. (b)	35,628	156,763
Tile Shop Holdings, Inc. (b)	25,183	80,334
Urban Outfitters, Inc. (a) (b)	46,935	1,318,404
Vitamin Shoppe, Inc. (a) (b)	13,051	85,092
Williams-Sonoma, Inc. (b)	53,567	3,641,485
Zumiez, Inc. (a)	13,096	414,816
		45,918,887
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	80,254	654,070
Diebold Nixdorf, Inc. (a)	52,237	585,055
NCR Corp. (a) (b)	82,402	2,600,607
		3,839,732

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	30,629	$2,793,671
Crocs, Inc. (a)	42,841	1,189,266
Deckers Outdoor Corp. (a)	19,783	2,915,223
Fossil Group, Inc. (a)	32,361	404,836
G-III Apparel Group, Ltd. (a)	29,829	768,693
Kontoor Brands, Inc.	31,372	1,101,157
Movado Group, Inc.	11,226	279,078
Oxford Industries, Inc. (b)	11,625	833,512
Skechers U.S.A., Inc. Class A (a)	91,533	3,418,758
Steven Madden, Ltd.	53,384	1,910,613
Unifi, Inc. (a)	10,217	223,957
Vera Bradley, Inc. (a)	14,826	149,743
Wolverine World Wide, Inc.	58,345	1,648,830
		17,637,337
THRIFTS & MORTGAGE FINANCE — 1.0%
Axos Financial, Inc. (a)	36,476	1,008,561
Dime Community Bancshares, Inc.	21,912	469,136
Flagstar Bancorp, Inc.	19,283	720,220
HomeStreet, Inc. (a)	16,404	448,157
LendingTree, Inc. (a) (b)	5,250	1,629,758
Meta Financial Group, Inc.	23,824	776,901
New York Community Bancorp, Inc. (b)	319,920	4,014,996
NMI Holdings, Inc. Class A (a)	46,214	1,213,580
Northfield Bancorp, Inc.	29,684	476,725
Northwest Bancshares, Inc.	68,624	1,124,747
Oritani Financial Corp.	25,244	446,693
Provident Financial Services, Inc.	41,501	1,018,020
TrustCo Bank Corp. NY	68,380	557,297
Walker & Dunlop, Inc.	19,594	1,095,892
Washington Federal, Inc.	54,378	2,011,442
		17,012,125
TOBACCO — 0.1%
Universal Corp.	17,292	947,775
Vector Group, Ltd. (b)	79,505	946,908
		1,894,683
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	26,370	1,497,816
DXP Enterprises, Inc. (a)	11,272	391,364
GATX Corp. (b)	24,398	1,891,577
GMS, Inc. (a)	28,523	819,181
Kaman Corp.	19,070	1,133,902
MSC Industrial Direct Co., Inc. Class A	30,532	2,214,486
NOW, Inc. (a) (b)	75,472	865,664
Veritiv Corp. (a)	8,504	153,752
Watsco, Inc.	22,375	3,785,402
		12,753,144
WATER UTILITIES — 0.6%
American States Water Co.	24,753	2,224,305
Security Description	Shares	Value
Aqua America, Inc.	147,674	$6,620,225
California Water Service Group	32,918	1,742,350
		10,586,880
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	11,892	141,990
Telephone & Data Systems, Inc.	65,376	1,686,701
		1,828,691
TOTAL COMMON STOCKS (Cost $1,698,317,197)		1,682,777,091
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (b) (d)	212	—
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (e)	11,090	5,800
TOTAL RIGHTS (Cost $4,802)		5,800
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	4,726,509	4,726,981
State Street Navigator Securities Lending Portfolio III (h) (i)	44,984,768	44,984,768
TOTAL SHORT-TERM INVESTMENTS (Cost $49,711,730)		49,711,749
TOTAL INVESTMENTS — 102.7% (Cost $1,748,033,729)		1,732,494,640
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(45,053,009)
NET ASSETS — 100.0%		$1,687,441,631

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing less than 0.05% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $5,800, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,682,777,091	$—	$—	$1,682,777,091
Rights	—	5,800	—	5,800
Short-Term Investments	49,711,749	—	—	49,711,749
TOTAL INVESTMENTS	$1,732,488,840	$5,800	$—	$1,732,494,640
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$15,035,470	$10,308,546	$38	$19	4,726,508	$4,726,981	$3,060
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,329,540	1,329,540	3,884,458	5,213,998	—	—	—	—	1,870
State Street Navigator Securities Lending Portfolio III	22,889,111	22,889,111	55,233,284	33,137,627	—	—	44,984,768	44,984,768	88,600
Total		$24,218,651	$74,153,212	$48,660,171	$38	$19		$49,711,749	$93,530
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.9%
Boeing Co.	206,213	$78,457,860
L3Harris Technologies, Inc.	44,327	9,248,386
Lockheed Martin Corp.	57,354	22,371,501
Raytheon Co.	46,157	9,055,542
TransDigm Group, Inc.	18,969	9,876,589
United Technologies Corp.	150,300	20,518,956
		149,528,834
AIR FREIGHT & LOGISTICS — 0.5%
Expeditors International of Washington, Inc.	66,677	4,953,434
FedEx Corp.	42,289	6,156,010
United Parcel Service, Inc. Class B	134,713	16,141,312
		27,250,756
AUTO COMPONENTS — 0.1%
Aptiv PLC	60,321	5,273,262
BANKS — 0.8%
Comerica, Inc.	26,543	1,751,573
First Republic Bank	63,050	6,096,935
SVB Financial Group (a)	19,855	4,148,702
US Bancorp	554,622	30,692,781
		42,689,991
BEVERAGES — 2.2%
Brown-Forman Corp. Class B	70,213	4,407,972
Coca-Cola Co.	773,293	42,098,071
Constellation Brands, Inc. Class A	64,058	13,277,942
Monster Beverage Corp. (a)	150,864	8,759,164
PepsiCo, Inc.	328,953	45,099,456
		113,642,605
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	297,393	22,518,598
Alexion Pharmaceuticals, Inc. (a)	86,009	8,423,721
Amgen, Inc.	152,412	29,493,246
Biogen, Inc. (a)	38,624	8,992,440
Celgene Corp. (a)	128,674	12,777,328
Incyte Corp. (a)	32,899	2,442,093
Regeneron Pharmaceuticals, Inc. (a)	17,921	4,971,285
Vertex Pharmaceuticals, Inc. (a)	98,902	16,755,977
		106,374,688
BUILDING PRODUCTS — 0.1%
Allegion PLC	18,728	1,941,157
Masco Corp.	52,468	2,186,866
		4,128,023
CAPITAL MARKETS — 1.9%
Ameriprise Financial, Inc.	27,534	4,050,251
Cboe Global Markets, Inc.	43,156	4,959,056
Charles Schwab Corp.	233,341	9,760,654
E*TRADE Financial Corp.	54,624	2,386,523
Intercontinental Exchange, Inc.	216,177	19,946,652
MarketAxess Holdings, Inc.	14,488	4,744,820
Moody's Corp.	30,799	6,308,559
Security Description	Shares	Value
MSCI, Inc.	32,679	$7,115,852
Nasdaq, Inc.	31,336	3,113,232
Northern Trust Corp.	43,935	4,100,014
S&P Global, Inc.	94,993	23,271,385
T Rowe Price Group, Inc.	45,464	5,194,262
		94,951,260
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	84,947	18,846,341
Celanese Corp.	25,490	3,117,172
CF Industries Holdings, Inc.	37,538	1,846,870
Eastman Chemical Co.	29,259	2,160,192
Ecolab, Inc.	96,570	19,124,723
FMC Corp.	23,225	2,036,368
Linde PLC	139,668	27,056,485
Mosaic Co.	64,732	1,327,006
PPG Industries, Inc.	42,638	5,053,029
Sherwin-Williams Co.	19,565	10,758,207
		91,326,393
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	31,981	8,574,106
Copart, Inc. (a)	52,894	4,248,975
Republic Services, Inc.	35,115	3,039,203
Rollins, Inc. (b)	54,271	1,849,013
Waste Management, Inc.	150,056	17,256,440
		34,967,737
COMMUNICATIONS EQUIPMENT — 2.0%
Arista Networks, Inc. (a)	20,153	4,814,955
Cisco Systems, Inc.	1,637,461	80,906,948
F5 Networks, Inc. (a)	23,527	3,303,661
Motorola Solutions, Inc.	63,615	10,840,632
		99,866,196
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	13,722	3,761,200
Vulcan Materials Co.	24,346	3,682,089
		7,443,289
CONSUMER FINANCE — 0.4%
American Express Co.	131,209	15,519,401
Discover Financial Services	79,811	6,471,874
		21,991,275
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	297,620	2,901,795
Avery Dennison Corp.	15,331	1,741,142
Ball Corp.	85,766	6,244,622
		10,887,559
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc. (b)	49,589	1,171,292
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	363,030	75,517,501

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Verizon Communications, Inc.	1,595,316	$96,293,274
ELECTRIC UTILITIES — 1.2%
Alliant Energy Corp.	52,280	2,819,461
Eversource Energy	67,894	5,802,900
NextEra Energy, Inc.	188,513	43,921,644
Pinnacle West Capital Corp.	43,546	4,227,010
Xcel Energy, Inc.	89,744	5,823,488
		62,594,503
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	87,645	8,047,564
Eaton Corp. PLC	77,786	6,467,906
Rockwell Automation, Inc.	22,555	3,717,064
		18,232,534
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. Class A	44,500	4,294,250
CDW Corp.	23,582	2,906,246
Keysight Technologies, Inc. (a)	73,034	7,102,556
		14,303,052
ENTERTAINMENT — 2.1%
Electronic Arts, Inc. (a)	54,528	5,333,929
Netflix, Inc. (a)	168,904	45,202,088
Take-Two Interactive Software, Inc. (a)	44,355	5,559,456
Walt Disney Co.	389,168	50,716,374
		106,811,847
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
American Tower Corp. REIT	170,775	37,763,476
Apartment Investment & Management Co. Class A REIT	56,579	2,950,029
AvalonBay Communities, Inc. REIT	36,487	7,856,746
Boston Properties, Inc. REIT	29,370	3,808,114
Crown Castle International Corp. REIT	65,746	9,139,351
Digital Realty Trust, Inc. REIT (b)	44,828	5,819,123
Duke Realty Corp. REIT	93,232	3,167,091
Equinix, Inc. REIT	19,459	11,223,951
Equity Residential REIT	91,657	7,906,333
Essex Property Trust, Inc. REIT	18,814	6,145,593
Extra Space Storage, Inc. REIT	32,193	3,760,786
Federal Realty Investment Trust REIT	12,511	1,703,248
HCP, Inc. REIT	185,466	6,608,154
Host Hotels & Resorts, Inc. REIT	135,340	2,340,029
Mid-America Apartment Communities, Inc. REIT	24,521	3,187,975
Public Storage REIT	57,700	14,152,079
Realty Income Corp. REIT	89,307	6,848,061
Regency Centers Corp. REIT	29,459	2,047,106
SBA Communications Corp. REIT	25,112	6,055,759
Simon Property Group, Inc. REIT	79,910	12,437,991
Security Description	Shares	Value
UDR, Inc. REIT	58,437	$2,833,026
Vornado Realty Trust REIT	31,145	1,983,002
Welltower, Inc. REIT	157,236	14,253,443
		173,990,466
FOOD & STAPLES RETAILING — 0.2%
Sysco Corp.	124,725	9,903,165
FOOD PRODUCTS — 0.5%
Hershey Co.	33,446	5,183,796
Hormel Foods Corp. (b)	105,758	4,624,797
Kellogg Co.	95,943	6,173,932
Lamb Weston Holdings, Inc.	56,476	4,106,935
McCormick & Co., Inc.	47,294	7,392,052
		27,481,512
GAS UTILITIES — 0.1%
Atmos Energy Corp.	26,510	3,019,224
HEALTH CARE EQUIPMENT & SUPPLIES — 5.6%
Abbott Laboratories	681,702	57,038,006
ABIOMED, Inc. (a)	17,529	3,118,234
Align Technology, Inc. (a)	14,097	2,550,429
Baxter International, Inc.	84,712	7,409,759
Becton Dickinson and Co.	65,693	16,617,701
Boston Scientific Corp. (a)	536,032	21,811,142
Cooper Cos., Inc.	8,160	2,423,520
Danaher Corp.	136,770	19,753,691
Edwards Lifesciences Corp. (a)	80,196	17,635,902
Hologic, Inc. (a)	57,601	2,908,275
IDEXX Laboratories, Inc. (a)	33,366	9,073,217
Intuitive Surgical, Inc. (a)	44,639	24,101,935
Medtronic PLC	517,525	56,213,566
ResMed, Inc.	55,329	7,475,501
Stryker Corp.	73,014	15,792,928
Teleflex, Inc.	17,799	6,047,210
Varian Medical Systems, Inc. (a)	35,073	4,176,844
Zimmer Biomet Holdings, Inc.	79,144	10,864,097
		285,011,957
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cigna Corp.	82,972	12,594,320
DaVita, Inc. (a)	37,257	2,126,257
HCA Healthcare, Inc.	102,125	12,297,892
Henry Schein, Inc. (a)	26,590	1,688,465
Humana, Inc.	52,080	13,315,294
Universal Health Services, Inc. Class B	17,883	2,660,096
WellCare Health Plans, Inc. (a)	19,199	4,975,805
		49,658,129
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	122,784	8,370,185
HOTELS, RESTAURANTS & LEISURE — 2.5%
Chipotle Mexican Grill, Inc. (a)	9,790	8,228,201
Darden Restaurants, Inc.	33,841	4,000,683

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	110,632	$10,300,946
Marriott International, Inc. Class A	42,519	5,288,088
McDonald's Corp.	292,964	62,902,300
Starbucks Corp.	235,442	20,817,782
Yum! Brands, Inc.	118,247	13,412,757
		124,950,757
HOUSEHOLD DURABLES — 0.1%
Garmin, Ltd.	34,553	2,926,294
Newell Brands, Inc. (b)	76,420	1,430,582
NVR, Inc. (a)	790	2,936,706
		7,293,582
HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc.	95,412	7,178,799
Clorox Co.	48,539	7,371,618
Colgate-Palmolive Co.	188,679	13,869,793
Kimberly-Clark Corp.	71,869	10,208,991
Procter & Gamble Co.	540,584	67,237,838
		105,867,039
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Energy, Inc.	97,610	3,865,356
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	113,174	18,605,806
Honeywell International, Inc.	138,716	23,470,747
Roper Technologies, Inc.	40,332	14,382,391
		56,458,944
INSURANCE — 0.8%
Aon PLC	57,344	11,100,078
Arthur J Gallagher & Co.	47,717	4,274,012
Cincinnati Financial Corp.	28,359	3,308,644
Globe Life, Inc.	17,507	1,676,470
Marsh & McLennan Cos., Inc.	123,014	12,307,551
Progressive Corp.	119,895	9,261,889
		41,928,644
INTERACTIVE MEDIA & SERVICES — 9.1%
Alphabet, Inc. Class A (a)	115,548	141,100,285
Alphabet, Inc. Class C (a)	116,520	142,037,880
Facebook, Inc. Class A (a)	927,929	165,245,596
TripAdvisor, Inc. (a)	26,534	1,026,335
Twitter, Inc. (a)	298,264	12,288,477
		461,698,573
INTERNET & DIRECT MARKETING RETAIL — 5.9%
Amazon.com, Inc. (a)	160,226	278,137,916
Booking Holdings, Inc. (a)	7,851	15,408,451
eBay, Inc.	115,575	4,505,113
Expedia Group, Inc.	32,810	4,409,992
		302,461,472
IT SERVICES — 8.3%
Accenture PLC Class A	113,072	21,749,399
Akamai Technologies, Inc. (a)	63,216	5,776,678
Security Description	Shares	Value
Alliance Data Systems Corp.	15,826	$2,027,785
Automatic Data Processing, Inc.	167,375	27,017,672
Broadridge Financial Solutions, Inc.	44,124	5,490,349
Fidelity National Information Services, Inc.	236,767	31,433,187
Fiserv, Inc. (a)	221,113	22,905,096
FleetCor Technologies, Inc. (a)	19,825	5,685,414
Gartner, Inc. (a)	34,656	4,955,461
Global Payments, Inc.	115,949	18,435,916
Jack Henry & Associates, Inc.	14,082	2,055,550
Leidos Holdings, Inc.	52,098	4,474,176
Mastercard, Inc. Class A	344,394	93,527,079
Paychex, Inc.	76,766	6,353,922
PayPal Holdings, Inc. (a)	453,818	47,011,007
VeriSign, Inc. (a)	40,378	7,616,502
Visa, Inc. Class A (b)	666,093	114,574,657
Western Union Co. (b)	70,789	1,640,181
		422,730,031
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	25,139	2,983,748
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	63,266	4,848,074
Illumina, Inc. (a)	56,970	17,331,413
IQVIA Holdings, Inc. (a)	51,282	7,660,505
Mettler-Toledo International, Inc. (a)	6,055	4,265,142
PerkinElmer, Inc.	22,574	1,922,628
Thermo Fisher Scientific, Inc.	154,783	45,083,644
Waters Corp. (a)	15,459	3,450,913
		84,562,319
MACHINERY — 0.6%
Flowserve Corp.	26,790	1,251,361
IDEX Corp.	29,336	4,807,584
Illinois Tool Works, Inc.	46,067	7,209,025
Ingersoll-Rand PLC	93,024	11,461,487
Wabtec Corp. (b)	28,811	2,070,358
Xylem, Inc.	69,681	5,548,001
		32,347,816
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	26,811	11,049,349
Comcast Corp. Class A	806,820	36,371,446
Fox Corp. Class A	62,413	1,968,194
Fox Corp. Class B	28,992	914,408
		50,303,397
METALS & MINING — 0.1%
Freeport-McMoRan, Inc.	253,084	2,422,014
MULTI-UTILITIES — 0.6%
Ameren Corp.	94,784	7,587,459
CMS Energy Corp.	61,358	3,923,844
Dominion Energy, Inc.	145,568	11,796,831

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
WEC Energy Group, Inc.	58,560	$5,569,056
		28,877,190
MULTILINE RETAIL — 0.3%
Dollar General Corp.	99,758	15,855,536
Macy's, Inc. (b)	50,111	778,725
Nordstrom, Inc. (b)	21,452	722,289
		17,356,550
OIL, GAS & CONSUMABLE FUELS — 2.7%
Apache Corp.	147,185	3,767,936
Cabot Oil & Gas Corp.	115,254	2,025,013
Cimarex Energy Co.	20,832	998,686
Concho Resources, Inc.	42,604	2,892,812
ConocoPhillips	428,147	24,395,816
Devon Energy Corp.	155,849	3,749,727
Diamondback Energy, Inc.	60,055	5,399,545
Exxon Mobil Corp.	913,975	64,535,775
Hess Corp.	53,374	3,228,059
HollyFrontier Corp.	58,378	3,131,396
Marathon Oil Corp.	310,153	3,805,577
Occidental Petroleum Corp.	344,981	15,341,305
ONEOK, Inc.	90,988	6,704,906
		139,976,553
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	58,022	11,543,477
PHARMACEUTICALS — 5.9%
Bristol-Myers Squibb Co.	321,195	16,287,799
Eli Lilly & Co.	327,645	36,640,540
Johnson & Johnson	600,557	77,700,065
Merck & Co., Inc.	987,576	83,134,148
Pfizer, Inc.	2,133,384	76,652,487
Zoetis, Inc.	101,821	12,685,878
		303,100,917
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	28,397	3,994,606
IHS Markit, Ltd. (a)	154,800	10,353,024
Robert Half International, Inc.	20,892	1,162,849
Verisk Analytics, Inc.	43,476	6,875,294
		22,385,773
ROAD & RAIL — 1.6%
CSX Corp.	307,920	21,329,618
JB Hunt Transport Services, Inc.	21,616	2,391,810
Kansas City Southern	17,611	2,342,439
Norfolk Southern Corp.	70,151	12,603,329
Union Pacific Corp.	271,509	43,979,028
		82,646,224
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Advanced Micro Devices, Inc. (a) (b)	419,122	12,150,347
Analog Devices, Inc.	77,173	8,622,539
Broadcom, Inc.	153,627	42,411,806
Intel Corp.	1,144,837	58,993,450
KLA Corp.	34,132	5,442,347
Security Description	Shares	Value
Maxim Integrated Products, Inc.	63,293	$3,665,298
Microchip Technology, Inc. (b)	47,004	4,367,142
NVIDIA Corp.	124,566	21,683,204
QUALCOMM, Inc.	244,480	18,648,934
Skyworks Solutions, Inc.	40,057	3,174,517
Texas Instruments, Inc.	237,691	30,719,185
Xilinx, Inc.	98,003	9,398,488
		219,277,257
SOFTWARE — 11.7%
Adobe, Inc. (a)	187,280	51,736,100
ANSYS, Inc. (a)	32,260	7,141,074
Autodesk, Inc. (a)	84,890	12,538,253
Cadence Design Systems, Inc. (a)	64,235	4,244,649
Citrix Systems, Inc.	47,500	4,584,700
Fortinet, Inc. (a)	54,757	4,203,147
Intuit, Inc.	100,378	26,694,525
Microsoft Corp.	2,945,053	409,450,719
Oracle Corp.	424,244	23,346,147
salesforce.com, Inc. (a)	338,358	50,225,862
Synopsys, Inc. (a)	33,181	4,554,092
		598,719,268
SPECIALTY RETAIL — 2.6%
Advance Auto Parts, Inc.	18,383	3,040,548
AutoZone, Inc. (a)	9,478	10,280,028
CarMax, Inc. (a) (b)	28,395	2,498,760
Home Depot, Inc.	194,359	45,095,175
Lowe's Cos., Inc.	136,973	15,061,551
O'Reilly Automotive, Inc. (a)	29,456	11,738,511
Ross Stores, Inc.	80,147	8,804,148
Tiffany & Co. (b)	19,149	1,773,772
TJX Cos., Inc.	466,314	25,992,342
Tractor Supply Co.	46,014	4,161,506
Ulta Salon Cosmetics & Fragrance, Inc. (a)	21,636	5,423,064
		133,869,405
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NetApp, Inc.	91,757	4,818,160
Seagate Technology PLC	56,336	3,030,314
		7,848,474
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc.	59,211	907,113
NIKE, Inc. Class B	246,244	23,127,237
Tapestry, Inc.	75,645	1,970,552
Under Armour, Inc. Class A (a) (b)	47,342	943,999
Under Armour, Inc. Class C (a)	48,292	875,534
VF Corp.	124,788	11,104,884
		38,929,319
TOBACCO — 0.5%
Philip Morris International, Inc.	306,933	23,305,423

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	221,258	$7,228,499
United Rentals, Inc. (a)	16,510	2,057,806
W.W. Grainger, Inc.	17,083	5,076,214
		14,362,519
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	44,296	5,502,892
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
T-Mobile US, Inc. (a)	30,456	2,399,019
TOTAL COMMON STOCKS (Cost $4,687,805,772)		5,092,654,461
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	3,652,906	3,653,271
State Street Navigator Securities Lending Portfolio III (f) (g)	1,294,560	1,294,560
TOTAL SHORT-TERM INVESTMENTS (Cost $4,947,831)		4,947,831
TOTAL INVESTMENTS — 100.0% (Cost $4,692,753,603)		5,097,602,292
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		1,132,075
NET ASSETS — 100.0%		$5,098,734,367

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,092,654,461	$—	$—	$5,092,654,461
Short-Term Investments	4,947,831	—	—	4,947,831
TOTAL INVESTMENTS	$5,097,602,292	$—	$—	$5,097,602,292
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$23,637,860	$19,984,399	$(190)	$—	3,652,906	$3,653,271	$25,777
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,566,431	2,566,431	32,586,508	35,152,939	—	—	—	—	18,823
State Street Navigator Securities Lending Portfolio III	—	—	2,977,221	1,682,661	—	—	1,294,560	1,294,560	347
Total		$2,566,431	$59,201,589	$56,819,999	$(190)	$—		$4,947,831	$44,947
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUTOMOBILES — 3.5%
Ford Motor Co.	2,286,559	$20,944,880
General Motors Co.	576,081	21,591,516
Harley-Davidson, Inc.	661,668	23,800,198
		66,336,594
BANKS — 4.9%
Huntington Bancshares, Inc.	1,646,791	23,499,708
KeyCorp	1,277,129	22,783,981
People's United Financial, Inc.	1,414,435	22,114,691
Regions Financial Corp.	1,480,562	23,422,491
		91,820,871
BEVERAGES — 1.3%
Molson Coors Brewing Co. Class B	415,710	23,903,325
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	350,008	26,502,606
CAPITAL MARKETS — 1.1%
Invesco, Ltd.	1,174,046	19,888,339
CHEMICALS — 2.4%
Dow, Inc.	446,138	21,258,476
LyondellBasell Industries NV Class A	273,436	24,464,319
		45,722,795
CONTAINERS & PACKAGING — 2.4%
International Paper Co.	535,298	22,386,162
Westrock Co.	640,099	23,331,609
		45,717,771
DIVERSIFIED CONSUMER SERVICES — 1.1%
H&R Block, Inc.	843,960	19,934,335
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
AT&T, Inc.	710,318	26,878,433
CenturyLink, Inc.	2,058,614	25,691,503
Verizon Communications, Inc.	420,745	25,396,168
		77,966,104
ELECTRIC UTILITIES — 8.2%
Duke Energy Corp.	270,127	25,894,374
Edison International	332,480	25,075,642
Entergy Corp.	225,597	26,476,064
FirstEnergy Corp.	541,297	26,106,754
PPL Corp.	776,704	24,458,409
Southern Co.	424,361	26,212,779
		154,224,022
ELECTRICAL EQUIPMENT — 1.3%
Eaton Corp. PLC	285,444	23,734,669
ENERGY EQUIPMENT & SERVICES — 2.0%
Helmerich & Payne, Inc.	462,720	18,541,191
Schlumberger, Ltd.	583,948	19,953,503
		38,494,694
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 19.8%
Crown Castle International Corp. REIT	182,262	$25,336,241
Digital Realty Trust, Inc. REIT	200,383	26,011,717
HCP, Inc. REIT	739,010	26,330,926
Host Hotels & Resorts, Inc. REIT	1,319,342	22,811,423
Iron Mountain, Inc. REIT (a)	777,959	25,198,092
Kimco Realty Corp. REIT	1,255,926	26,223,735
Macerich Co. REIT (a)	708,342	22,376,524
Realty Income Corp. REIT	340,710	26,125,643
Regency Centers Corp. REIT	356,005	24,738,787
Simon Property Group, Inc. REIT	147,956	23,029,351
SL Green Realty Corp. REIT	287,122	23,472,224
Ventas, Inc. REIT	347,849	25,403,413
Vornado Realty Trust REIT	368,594	23,468,380
Welltower, Inc. REIT	284,174	25,760,373
Weyerhaeuser Co. REIT	922,046	25,540,674
		371,827,503
FOOD PRODUCTS — 5.2%
Campbell Soup Co. (a)	582,677	27,339,205
General Mills, Inc.	445,673	24,565,496
Kellogg Co.	404,205	26,010,592
Kraft Heinz Co.	734,360	20,514,346
		98,429,639
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Cardinal Health, Inc.	526,237	24,833,124
HOTELS, RESTAURANTS & LEISURE — 1.2%
Carnival Corp.	499,774	21,845,122
HOUSEHOLD DURABLES — 2.9%
Leggett & Platt, Inc.	593,033	24,278,771
Newell Brands, Inc.	1,640,534	30,710,796
		54,989,567
INSURANCE — 3.5%
MetLife, Inc.	467,552	22,049,752
Principal Financial Group, Inc.	388,751	22,213,232
Prudential Financial, Inc.	230,331	20,718,274
		64,981,258
IT SERVICES — 2.6%
International Business Machines Corp.	156,972	22,826,868
Western Union Co. (a)	1,130,818	26,201,053
		49,027,921
MEDIA — 1.2%
Interpublic Group of Cos., Inc.	1,034,283	22,299,141
MULTI-UTILITIES — 2.7%
CenterPoint Energy, Inc.	828,329	24,998,969
Dominion Energy, Inc.	314,076	25,452,719
		50,451,688

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 3.4%
Kohl's Corp.	457,507	$22,719,798
Macy's, Inc. (a)	1,013,045	15,742,719
Nordstrom, Inc. (a)	786,538	26,482,734
		64,945,251
OIL, GAS & CONSUMABLE FUELS — 9.6%
Chevron Corp.	186,117	22,073,476
Exxon Mobil Corp.	313,393	22,128,680
Kinder Morgan, Inc.	1,140,432	23,504,304
Occidental Petroleum Corp.	452,469	20,121,296
ONEOK, Inc.	344,136	25,359,382
Phillips 66	229,931	23,544,934
Valero Energy Corp.	273,299	23,296,007
Williams Cos., Inc.	878,038	21,125,594
		181,153,673
PERSONAL PRODUCTS — 1.2%
Coty, Inc. Class A (a)	2,138,980	22,480,680
PROFESSIONAL SERVICES — 1.1%
Nielsen Holdings PLC	989,518	21,027,258
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Broadcom, Inc.	77,528	21,403,155
SPECIALTY RETAIL — 2.1%
Gap, Inc. (a)	1,218,940	21,160,798
L Brands, Inc.	911,152	17,849,468
		39,010,266
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Seagate Technology PLC	482,557	25,956,741
Western Digital Corp.	410,540	24,484,606
		50,441,347
TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Hanesbrands, Inc.	1,422,113	21,786,771
Security Description	Shares	Value
Tapestry, Inc.	764,665	$19,919,523
		41,706,294
TOBACCO — 2.2%
Altria Group, Inc.	474,567	19,409,790
Philip Morris International, Inc.	277,819	21,094,797
		40,504,587
TOTAL COMMON STOCKS (Cost $1,891,324,125)		1,875,603,599
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c)	2,744,590	2,744,864
State Street Navigator Securities Lending Portfolio III (d) (e)	30,893,569	30,893,569
TOTAL SHORT-TERM INVESTMENTS (Cost $33,638,388)		33,638,433
TOTAL INVESTMENTS — 101.5% (Cost $1,924,962,513)		1,909,242,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(28,229,413)
NET ASSETS — 100.0%		$1,881,012,619
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,875,603,599	$—	$—	$1,875,603,599
Short-Term Investments	33,638,433	—	—	33,638,433
TOTAL INVESTMENTS	$1,909,242,032	$—	$—	$1,909,242,032
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$33,537,934	$30,793,196	$80	$46	2,744,590	$2,744,864	$5,661
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,058,759	3,058,759	7,816,910	10,875,669	—	—	—	—	4,399
State Street Navigator Securities Lending Portfolio III	19,250	19,250	79,239,028	48,364,709	—	—	30,893,569	30,893,569	23,452
Total		$3,078,009	$120,593,872	$90,033,574	$80	$46		$33,638,433	$33,512
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Arconic, Inc.	127,028	$3,302,728
General Dynamics Corp.	74,775	13,663,636
Huntington Ingalls Industries, Inc.	13,500	2,859,165
L3Harris Technologies, Inc.	33,971	7,087,709
Lockheed Martin Corp.	31,527	12,297,421
Northrop Grumman Corp.	50,273	18,841,818
Raytheon Co.	50,956	9,997,058
Textron, Inc.	74,043	3,625,145
United Technologies Corp.	134,934	18,421,190
		90,095,870
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	43,209	3,663,259
FedEx Corp.	41,900	6,099,383
United Parcel Service, Inc. Class B	110,952	13,294,269
		23,056,911
AIRLINES — 0.9%
Alaska Air Group, Inc.	38,721	2,513,380
American Airlines Group, Inc.	129,164	3,483,553
Delta Air Lines, Inc.	184,709	10,639,238
Southwest Airlines Co.	155,737	8,411,355
United Airlines Holdings, Inc. (a)	70,528	6,235,381
		31,282,907
AUTO COMPONENTS — 0.1%
Aptiv PLC	32,170	2,812,302
BorgWarner, Inc.	65,584	2,405,621
		5,217,923
AUTOMOBILES — 0.8%
Ford Motor Co.	1,245,904	11,412,481
General Motors Co.	401,159	15,035,439
Harley-Davidson, Inc.	50,861	1,829,470
		28,277,390
BANKS — 10.8%
Bank of America Corp.	2,674,623	78,018,753
BB&T Corp.	244,858	13,068,071
Citigroup, Inc.	721,022	49,808,200
Citizens Financial Group, Inc.	142,741	5,048,749
Comerica, Inc.	25,748	1,699,111
Fifth Third Bancorp	232,008	6,352,379
Huntington Bancshares, Inc.	335,808	4,791,980
JPMorgan Chase & Co.	1,020,402	120,091,111
KeyCorp	325,426	5,805,600
M&T Bank Corp.	42,665	6,739,790
People's United Financial, Inc.	126,812	1,982,706
PNC Financial Services Group, Inc.	142,073	19,912,952
Regions Financial Corp.	318,444	5,037,784
SunTrust Banks, Inc.	141,690	9,748,272
Wells Fargo & Co.	1,279,501	64,538,030
Zions Bancorp NA	56,459	2,513,555
		395,157,043
Security Description	Shares	Value
BEVERAGES — 1.6%
Coca-Cola Co.	588,560	$32,041,206
Molson Coors Brewing Co. Class B	61,102	3,513,365
PepsiCo, Inc.	174,488	23,922,305
		59,476,876
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	226,147	17,123,851
Amgen, Inc.	65,029	12,583,762
Biogen, Inc. (a)	27,116	6,313,147
Celgene Corp. (a)	119,571	11,873,400
Gilead Sciences, Inc.	404,099	25,611,795
Incyte Corp. (a)	28,990	2,151,928
Regeneron Pharmaceuticals, Inc. (a)	10,236	2,839,466
		78,497,349
BUILDING PRODUCTS — 0.5%
Allegion PLC	14,664	1,519,923
AO Smith Corp.	45,045	2,149,097
Fortune Brands Home & Security, Inc.	44,051	2,409,590
Johnson Controls International PLC	253,919	11,144,505
Masco Corp.	50,344	2,098,338
		19,321,453
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	16,317	1,360,022
Ameriprise Financial, Inc.	19,225	2,827,998
Bank of New York Mellon Corp.	273,827	12,379,719
BlackRock, Inc.	37,459	16,693,229
Charles Schwab Corp.	178,266	7,456,867
CME Group, Inc.	114,670	24,234,358
E*TRADE Financial Corp.	32,470	1,418,614
Franklin Resources, Inc.	87,482	2,524,731
Goldman Sachs Group, Inc.	103,335	21,414,112
Invesco, Ltd.	128,292	2,173,266
Moody's Corp.	26,460	5,419,802
Morgan Stanley	400,872	17,105,208
Nasdaq, Inc.	10,924	1,085,299
Northern Trust Corp.	32,426	3,025,994
Raymond James Financial, Inc.	40,354	3,327,591
State Street Corp. (b)	119,649	7,082,024
T Rowe Price Group, Inc.	37,980	4,339,215
		133,868,049
CHEMICALS — 2.1%
Albemarle Corp. (c)	33,550	2,332,396
Celanese Corp.	19,330	2,363,866
CF Industries Holdings, Inc.	40,503	1,992,748
Corteva, Inc.	238,272	6,671,616
Dow, Inc.	237,169	11,301,103
DuPont de Nemours, Inc.	237,866	16,962,224
Eastman Chemical Co.	20,292	1,498,158
FMC Corp.	23,450	2,056,096
International Flavors & Fragrances, Inc. (c)	32,214	3,952,336
Linde PLC	57,108	11,062,962

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
LyondellBasell Industries NV Class A	82,431	$7,375,102
Mosaic Co.	59,095	1,211,447
PPG Industries, Inc.	40,731	4,827,031
Sherwin-Williams Co.	9,820	5,399,723
		79,006,808
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Copart, Inc. (a)	20,595	1,654,396
Republic Services, Inc.	38,880	3,365,064
		5,019,460
COMMUNICATIONS EQUIPMENT — 0.1%
Juniper Networks, Inc.	108,636	2,688,741
CONSTRUCTION & ENGINEERING — 0.2%
Jacobs Engineering Group, Inc.	43,179	3,950,878
Quanta Services, Inc.	45,642	1,725,268
		5,676,146
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	8,685	2,380,559
Vulcan Materials Co.	22,347	3,379,760
		5,760,319
CONSUMER FINANCE — 1.0%
American Express Co.	108,494	12,832,670
Capital One Financial Corp.	150,105	13,656,553
Discover Financial Services	34,618	2,807,174
Synchrony Financial	194,804	6,640,868
		35,937,265
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	267,264	2,605,824
Avery Dennison Corp.	14,439	1,639,837
Ball Corp.	34,837	2,536,482
International Paper Co.	127,685	5,339,787
Packaging Corp. of America	30,695	3,256,740
Sealed Air Corp.	49,261	2,044,824
Westrock Co.	82,805	3,018,242
		20,441,736
DISTRIBUTORS — 0.2%
Genuine Parts Co.	46,392	4,620,179
LKQ Corp. (a)	99,617	3,132,955
		7,753,134
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	26,985	637,386
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (a)	325,320	67,673,066
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	2,331,629	88,228,842
CenturyLink, Inc.	308,515	3,850,267
		92,079,109
Security Description	Shares	Value
ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	31,859	$1,718,156
American Electric Power Co., Inc.	157,188	14,726,944
Duke Energy Corp.	232,236	22,262,143
Edison International	113,236	8,540,259
Entergy Corp.	63,441	7,445,436
Evergy, Inc.	75,150	5,001,984
Eversource Energy	46,483	3,972,902
Exelon Corp.	309,069	14,931,123
FirstEnergy Corp.	172,200	8,305,206
PPL Corp.	231,173	7,279,638
Southern Co.	331,863	20,499,177
Xcel Energy, Inc.	89,748	5,823,748
		120,506,716
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	69,700	5,795,555
Emerson Electric Co.	196,484	13,136,920
Rockwell Automation, Inc.	18,747	3,089,506
		22,021,981
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	59,397	5,731,810
CDW Corp.	26,492	3,264,874
Corning, Inc.	251,780	7,180,766
FLIR Systems, Inc.	43,388	2,281,775
IPG Photonics Corp. (a)	11,275	1,528,890
TE Connectivity, Ltd.	108,178	10,080,026
		30,068,141
ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes a GE Co.	207,068	4,803,978
Halliburton Co.	276,727	5,216,304
Helmerich & Payne, Inc.	34,153	1,368,511
National Oilwell Varco, Inc.	120,747	2,559,836
Schlumberger, Ltd.	441,421	15,083,355
TechnipFMC PLC	133,134	3,213,855
		32,245,839
ENTERTAINMENT — 1.5%
Activision Blizzard, Inc.	243,607	12,891,682
Electronic Arts, Inc. (a)	49,383	4,830,645
Viacom, Inc. Class B	111,083	2,669,325
Walt Disney Co.	252,841	32,950,239
		53,341,891
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	36,170	5,571,627
AvalonBay Communities, Inc. REIT	14,344	3,088,693
Boston Properties, Inc. REIT	21,543	2,793,265
Crown Castle International Corp. REIT	78,251	10,877,671
Digital Realty Trust, Inc. REIT (c)	29,270	3,799,539
Duke Realty Corp. REIT	36,957	1,255,429
Equinix, Inc. REIT	10,885	6,278,468

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Equity Residential REIT	35,566	$3,067,923
Essex Property Trust, Inc. REIT	5,152	1,682,901
Extra Space Storage, Inc. REIT	13,530	1,580,575
Federal Realty Investment Trust REIT	11,564	1,574,323
Host Hotels & Resorts, Inc. REIT	123,306	2,131,961
Iron Mountain, Inc. REIT	90,120	2,918,987
Kimco Realty Corp. REIT	132,537	2,767,373
Macerich Co. REIT (c)	33,445	1,056,528
Mid-America Apartment Communities, Inc. REIT	15,797	2,053,768
Prologis, Inc. REIT	200,700	17,103,654
Realty Income Corp. REIT	26,823	2,056,788
Regency Centers Corp. REIT	29,322	2,037,586
SBA Communications Corp. REIT	15,462	3,728,661
Simon Property Group, Inc. REIT	32,255	5,020,491
SL Green Realty Corp. REIT	26,875	2,197,031
UDR, Inc. REIT	40,002	1,939,297
Ventas, Inc. REIT	117,718	8,596,945
Vornado Realty Trust REIT	24,814	1,579,907
Weyerhaeuser Co. REIT	236,883	6,561,659
		103,321,050
FOOD & STAPLES RETAILING — 3.2%
Costco Wholesale Corp.	140,337	40,432,493
Kroger Co.	257,260	6,632,163
Sysco Corp.	60,566	4,808,940
Walmart, Inc.	453,682	53,842,980
Walgreens Boots Alliance, Inc.	242,147	13,393,151
		119,109,727
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	179,555	7,374,324
Campbell Soup Co. (c)	55,281	2,593,785
Conagra Brands, Inc.	155,925	4,783,779
General Mills, Inc.	190,571	10,504,273
Hershey Co.	17,354	2,689,696
J.M. Smucker Co.	36,402	4,004,948
Kraft Heinz Co.	196,480	5,488,669
Mondelez International, Inc. Class A	460,973	25,501,026
Tyson Foods, Inc. Class A	93,599	8,062,618
		71,003,118
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	15,664	1,783,973
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Align Technology, Inc. (a)	11,275	2,039,873
Baxter International, Inc.	92,829	8,119,753
Becton Dickinson and Co.	31,979	8,089,408
Cooper Cos., Inc.	8,920	2,649,240
Danaher Corp.	88,487	12,780,177
DENTSPLY SIRONA, Inc.	71,598	3,816,889
Hologic, Inc. (a)	38,210	1,929,223
Stryker Corp.	41,975	9,079,193
		48,503,756
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.2%
AmerisourceBergen Corp.	48,552	$3,997,286
Anthem, Inc.	81,667	19,608,247
Cardinal Health, Inc.	94,484	4,458,700
Centene Corp. (a)	131,751	5,699,548
Cigna Corp.	52,319	7,941,501
CVS Health Corp.	414,188	26,122,837
Henry Schein, Inc. (a)	25,955	1,648,143
Laboratory Corp. of America Holdings (a)	30,760	5,167,680
McKesson Corp.	59,606	8,145,756
Quest Diagnostics, Inc.	42,740	4,574,462
UnitedHealth Group, Inc.	302,413	65,720,393
Universal Health Services, Inc. Class B	11,486	1,708,543
		154,793,096
HOTELS, RESTAURANTS & LEISURE — 1.3%
Carnival Corp.	129,268	5,650,304
Darden Restaurants, Inc.	11,593	1,370,524
Marriott International, Inc. Class A	52,365	6,512,635
MGM Resorts International	163,835	4,541,506
Norwegian Cruise Line Holdings, Ltd. (a)	68,850	3,564,365
Royal Caribbean Cruises, Ltd.	54,538	5,908,102
Starbucks Corp.	187,217	16,553,727
Wynn Resorts, Ltd.	30,821	3,350,859
		47,452,022
HOUSEHOLD DURABLES — 0.7%
D.R. Horton, Inc.	108,585	5,723,515
Garmin, Ltd.	17,487	1,480,974
Leggett & Platt, Inc.	40,914	1,675,019
Lennar Corp. Class A	92,378	5,159,311
Mohawk Industries, Inc. (a)	19,709	2,445,296
Newell Brands, Inc.	63,043	1,180,165
NVR, Inc. (a)	440	1,635,634
PulteGroup, Inc.	80,741	2,951,084
Whirlpool Corp.	20,174	3,194,755
		25,445,753
HOUSEHOLD PRODUCTS — 1.6%
Colgate-Palmolive Co.	117,606	8,645,217
Kimberly-Clark Corp.	50,414	7,161,309
Procter & Gamble Co.	351,950	43,775,541
		59,582,067
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	213,568	3,489,701
INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	89,945	14,786,958
General Electric Co.	2,780,967	24,861,845
Honeywell International, Inc.	114,816	19,426,867
		59,075,670

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
INSURANCE — 4.3%
Aflac, Inc.	236,214	$12,358,717
Allstate Corp.	105,033	11,414,986
American International Group, Inc.	277,822	15,474,685
Aon PLC	28,096	5,438,543
Arthur J Gallagher & Co.	18,758	1,680,154
Assurant, Inc.	19,869	2,499,918
Chubb, Ltd.	145,936	23,559,908
Cincinnati Financial Corp.	24,835	2,897,500
Everest Re Group, Ltd.	13,022	3,465,024
Globe Life, Inc.	17,831	1,707,497
Hartford Financial Services Group, Inc.	115,763	7,016,395
Lincoln National Corp.	64,398	3,884,487
Loews Corp.	82,987	4,272,171
Marsh & McLennan Cos., Inc.	60,508	6,053,825
MetLife, Inc.	254,549	12,004,531
Principal Financial Group, Inc.	82,460	4,711,764
Progressive Corp.	87,397	6,751,418
Prudential Financial, Inc.	128,302	11,540,765
Travelers Cos., Inc.	83,187	12,369,075
Unum Group	67,971	2,020,098
Willis Towers Watson PLC	41,095	7,930,102
		159,051,563
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
TripAdvisor, Inc. (a)	12,810	495,491
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Booking Holdings, Inc. (a)	7,065	13,865,840
eBay, Inc.	156,063	6,083,336
Expedia Group, Inc.	16,850	2,264,808
		22,213,984
IT SERVICES — 2.3%
Accenture PLC Class A	109,754	21,111,182
Cognizant Technology Solutions Corp. Class A	176,313	10,625,503
DXC Technology Co.	85,017	2,508,002
FleetCor Technologies, Inc. (a)	11,175	3,204,766
International Business Machines Corp.	282,951	41,146,734
Jack Henry & Associates, Inc.	12,937	1,888,414
Paychex, Inc.	38,276	3,168,105
Western Union Co. (c)	80,197	1,858,164
		85,510,870
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	15,821	1,877,794
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	47,189	3,616,093
IQVIA Holdings, Inc. (a)	15,637	2,335,855
Mettler-Toledo International, Inc. (a)	2,755	1,940,622
PerkinElmer, Inc.	16,854	1,435,455
Security Description	Shares	Value
Waters Corp. (a)	8,920	$1,991,212
		11,319,237
MACHINERY — 2.7%
Caterpillar, Inc.	179,515	22,674,540
Cummins, Inc.	50,347	8,189,946
Deere & Co.	100,520	16,955,714
Dover Corp.	46,380	4,617,593
Flowserve Corp.	19,528	912,153
Fortive Corp.	94,472	6,477,000
Illinois Tool Works, Inc.	56,375	8,822,124
PACCAR, Inc.	110,388	7,728,264
Parker-Hannifin Corp.	40,993	7,403,746
Pentair PLC	50,138	1,895,216
Snap-on, Inc.	17,693	2,769,662
Stanley Black & Decker, Inc.	48,153	6,953,775
Wabtec Corp. (c)	31,949	2,295,855
		97,695,588
MEDIA — 1.9%
CBS Corp. Class B	104,489	4,218,221
Charter Communications, Inc. Class A (a)	29,454	12,138,583
Comcast Corp. Class A	779,989	35,161,904
Discovery, Inc. Class A (a) (c)	49,496	1,318,078
Discovery, Inc. Class C (a)	113,229	2,787,698
DISH Network Corp. Class A (a)	72,525	2,470,927
Fox Corp. Class A	60,276	1,900,804
Fox Corp. Class B	27,456	865,962
Interpublic Group of Cos., Inc.	124,975	2,694,461
News Corp. Class A	120,634	1,679,225
News Corp. Class B	44,027	629,366
Omnicom Group, Inc.	69,441	5,437,230
		71,302,459
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	250,472	2,397,017
Newmont Goldcorp Corp.	262,151	9,940,766
Nucor Corp.	96,713	4,923,659
		17,261,442
MULTI-UTILITIES — 1.8%
CenterPoint Energy, Inc.	159,377	4,809,998
CMS Energy Corp.	39,002	2,494,178
Consolidated Edison, Inc.	104,148	9,838,861
Dominion Energy, Inc.	136,021	11,023,142
DTE Energy Co.	58,213	7,740,000
NiSource, Inc.	119,290	3,569,157
Public Service Enterprise Group, Inc.	161,313	10,014,311
Sempra Energy	87,421	12,904,214
WEC Energy Group, Inc.	52,752	5,016,715
		67,410,576
MULTILINE RETAIL — 0.8%
Dollar Tree, Inc. (a)	75,507	8,619,879
Kohl's Corp.	52,121	2,588,329
Macy's, Inc. (c)	56,201	873,364
Nordstrom, Inc. (c)	17,741	597,339

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Target Corp.	163,246	$17,452,630
		30,131,541
OIL, GAS & CONSUMABLE FUELS — 5.7%
Cabot Oil & Gas Corp.	41,636	731,544
Chevron Corp.	605,753	71,842,306
Cimarex Energy Co.	13,321	638,609
Concho Resources, Inc.	28,329	1,923,539
EOG Resources, Inc.	184,571	13,698,860
Exxon Mobil Corp.	595,221	42,028,555
Hess Corp.	37,112	2,244,534
Kinder Morgan, Inc.	622,485	12,829,416
Marathon Petroleum Corp.	210,114	12,764,425
Noble Energy, Inc.	154,414	3,468,138
ONEOK, Inc.	56,526	4,165,401
Phillips 66	143,029	14,646,170
Pioneer Natural Resources Co.	53,486	6,726,934
Valero Energy Corp.	132,246	11,272,649
Williams Cos., Inc.	386,298	9,294,330
		208,275,410
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (c)	98,160	1,031,662
Estee Lauder Cos., Inc. Class A	22,550	4,486,322
		5,517,984
PHARMACEUTICALS — 2.5%
Allergan PLC	104,635	17,609,024
Bristol-Myers Squibb Co.	255,105	12,936,374
Johnson & Johnson	345,233	44,666,245
Mylan NV (a)	163,633	3,236,661
Nektar Therapeutics (a) (c)	54,426	991,370
Perrigo Co. PLC	39,131	2,187,032
Zoetis, Inc.	68,444	8,527,438
		90,154,144
PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	14,957	2,104,001
Nielsen Holdings PLC	111,450	2,368,312
Robert Half International, Inc.	21,051	1,171,699
Verisk Analytics, Inc.	15,977	2,526,603
		8,170,615
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	107,229	5,684,209
ROAD & RAIL — 0.2%
JB Hunt Transport Services, Inc.	9,090	1,005,809
Kansas City Southern	17,933	2,385,268
Norfolk Southern Corp.	26,247	4,715,536
		8,106,613
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Analog Devices, Inc.	54,169	6,052,302
Applied Materials, Inc.	294,799	14,710,470
Intel Corp.	466,495	24,038,487
KLA Corp.	22,847	3,642,954
Security Description	Shares	Value
Lam Research Corp.	46,139	$10,663,184
Maxim Integrated Products, Inc.	34,605	2,003,976
Microchip Technology, Inc. (c)	37,380	3,472,976
Micron Technology, Inc. (a)	352,446	15,102,311
NVIDIA Corp.	91,550	15,936,109
Qorvo, Inc. (a)	36,645	2,716,860
QUALCOMM, Inc.	186,580	14,232,322
Skyworks Solutions, Inc.	21,395	1,695,554
Texas Instruments, Inc.	101,561	13,125,744
		127,393,249
SOFTWARE — 0.8%
Cadence Design Systems, Inc. (a)	36,380	2,403,990
Oracle Corp.	351,599	19,348,493
Symantec Corp.	184,857	4,368,171
Synopsys, Inc. (a)	20,195	2,771,764
		28,892,418
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	7,675	1,269,445
Best Buy Co., Inc.	74,141	5,114,988
CarMax, Inc. (a) (c)	29,300	2,578,400
Gap, Inc.	66,796	1,159,579
Home Depot, Inc.	188,715	43,785,654
L Brands, Inc.	71,944	1,409,383
Lowe's Cos., Inc.	133,062	14,631,497
Ross Stores, Inc.	50,742	5,574,009
Tiffany & Co. (c)	18,623	1,725,048
		77,248,003
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.9%
Apple, Inc.	1,354,811	303,437,020
Hewlett Packard Enterprise Co.	416,677	6,320,990
HP, Inc.	472,909	8,947,438
Seagate Technology PLC	27,223	1,464,325
Western Digital Corp.	94,194	5,617,730
Xerox Holdings Corp.	60,772	1,817,691
		327,605,194
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	47,349	1,570,093
Hanesbrands, Inc.	63,468	972,330
NIKE, Inc. Class B	196,664	18,470,683
PVH Corp.	23,486	2,072,170
Ralph Lauren Corp.	16,753	1,599,409
Tapestry, Inc.	29,875	778,243
Under Armour, Inc. Class A (a) (c)	20,587	410,505
Under Armour, Inc. Class C (a)	20,996	380,657
		26,254,090
TOBACCO — 1.2%
Altria Group, Inc.	596,248	24,386,543
Philip Morris International, Inc.	244,156	18,538,765
		42,925,308

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
United Rentals, Inc. (a)	11,775	$1,467,636
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	20,809	2,585,102
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	75,524	5,949,025
TOTAL COMMON STOCKS (Cost $3,510,420,294)		3,669,168,987
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e) (f)	3,749,783	3,750,158
State Street Navigator Securities Lending Portfolio III (b) (g)	2,263,413	2,263,413
TOTAL SHORT-TERM INVESTMENTS (Cost $6,013,477)		6,013,571
TOTAL INVESTMENTS — 100.0% (Cost $3,516,433,771)		3,675,182,558
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(864,903)
NET ASSETS — 100.0%		$3,674,317,655

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,669,168,987	$—	$—	$3,669,168,987
Short-Term Investments	6,013,571	—	—	6,013,571
TOTAL INVESTMENTS	$3,675,182,558	$—	$—	$3,675,182,558
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	95,369	$5,346,386	$1,563,212	$141,924	$(3,384)	$317,734	119,649	$7,082,024	$62,163
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	28,809,344	25,059,561	281	94	3,749,783	3,750,158	16,593
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,628,278	2,628,278	7,024,500	9,652,778	—	—	—	—	11,354
State Street Navigator Securities Lending Portfolio III	—	—	6,875,867	4,612,454	—	—	2,263,413	2,263,413	443
Total		$7,974,664	$44,272,923	$39,466,717	$(3,103)	$317,828		$13,095,595	$90,553
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.9%
AAR Corp.	21,705	$894,463
Aerojet Rocketdyne Holdings, Inc. (a)	44,493	2,247,341
AeroVironment, Inc. (a)	13,217	707,902
Astronics Corp. (a)	15,604	458,446
Axon Enterprise, Inc. (a)	31,367	1,781,018
Cubic Corp.	14,806	1,042,787
Ducommun, Inc. (a)	7,554	320,290
Kratos Defense & Security Solutions, Inc. (a)	52,635	978,748
Mercury Systems, Inc. (a)	27,298	2,215,779
Moog, Inc. Class A	1,897	153,885
National Presto Industries, Inc.	2,986	266,023
Park Aerospace Corp.	8,213	144,220
Triumph Group, Inc.	30,281	692,829
Vectrus, Inc. (a)	7,513	305,403
Wesco Aircraft Holdings, Inc. (a)	48,543	534,458
		12,743,592
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	33,201	697,885
Atlas Air Worldwide Holdings, Inc. (a)	14,430	364,069
Echo Global Logistics, Inc. (a)	11,976	271,257
Forward Air Corp.	16,456	1,048,576
Hub Group, Inc. Class A (a)	20,380	947,670
Radiant Logistics, Inc. (a)	20,194	104,403
		3,433,860
AIRLINES — 0.3%
Allegiant Travel Co.	7,501	1,122,600
Hawaiian Holdings, Inc.	25,973	682,051
SkyWest, Inc.	27,664	1,587,913
Spirit Airlines, Inc. (a) (b)	38,049	1,381,179
		4,773,743
AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	63,758	524,091
Cooper Tire & Rubber Co.	26,817	700,460
Cooper-Standard Holdings, Inc. (a)	10,168	415,668
Dana, Inc.	80,921	1,168,499
Dorman Products, Inc. (a)	15,767	1,254,107
Fox Factory Holding Corp. (a)	21,154	1,316,625
Garrett Motion, Inc. (a)	26,320	262,147
Gentherm, Inc. (a)	19,530	802,390
Goodyear Tire & Rubber Co.	97,425	1,403,407
LCI Industries	14,043	1,289,850
Modine Manufacturing Co. (a)	25,845	293,858
Motorcar Parts of America, Inc. (a)	10,130	171,197
Shiloh Industries, Inc. (a)	10,526	43,578
Standard Motor Products, Inc.	12,291	596,728
Stoneridge, Inc. (a)	15,480	479,416
Strattec Security Corp.	2,136	42,677
Security Description	Shares	Value
Superior Industries International, Inc.	9,296	$26,865
Tenneco, Inc. Class A	31,393	393,040
Veoneer, Inc. (a) (b)	49,279	738,692
Visteon Corp. (a) (b)	15,879	1,310,653
		13,233,948
AUTOMOBILES — 0.2%
Thor Industries, Inc.	29,807	1,688,268
Winnebago Industries, Inc.	16,477	631,893
		2,320,161
BANKS — 9.7%
1st Constitution Bancorp	4,441	83,269
1st Source Corp.	13,074	597,874
ACNB Corp.	5,918	202,987
Allegiance Bancshares, Inc. (a)	8,589	275,621
American National Bankshares, Inc.	5,576	197,781
Ameris Bancorp	41,180	1,657,083
Arrow Financial Corp.	10,761	359,324
Associated Banc-Corp.	98,907	2,002,867
Atlantic Capital Bancshares, Inc. (a)	18,965	328,853
Atlantic Union Bankshares Corp.	47,330	1,762,806
Banc of California, Inc.	19,940	281,952
BancFirst Corp.	8,249	457,160
Bancorp, Inc. (a)	32,082	317,612
BancorpSouth Bank	49,751	1,473,127
Bank of Commerce Holdings	10,526	114,628
Bank of Hawaii Corp.	20,987	1,803,413
Bank of Marin Bancorp	5,713	237,032
BankFinancial Corp.	11,431	136,029
BankUnited, Inc.	56,783	1,909,045
Banner Corp.	20,484	1,150,586
Bar Harbor Bankshares	4,925	122,780
BCB Bancorp, Inc.	8,319	106,816
Berkshire Hills Bancorp, Inc.	31,440	920,878
Boston Private Financial Holdings, Inc.	46,895	546,561
Bridge Bancorp, Inc.	9,294	274,731
Brookline Bancorp, Inc.	55,095	811,549
Bryn Mawr Bank Corp.	14,601	533,083
C&F Financial Corp.	2,236	117,748
Cadence BanCorp	57,273	1,004,568
Camden National Corp.	11,279	488,606
Capital City Bank Group, Inc.	4,861	133,434
Capstar Financial Holdings, Inc.	4,977	82,519
Carolina Financial Corp.	13,297	472,575
Cathay General Bancorp	40,576	1,409,407
CenterState Bank Corp.	65,839	1,579,148
Central Pacific Financial Corp.	10,714	304,278
Central Valley Community Bancorp	7,404	150,671
Chemung Financial Corp.	2,417	101,514
Citizens & Northern Corp.	9,630	253,076
City Holding Co.	9,538	727,273

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Civista Bancshares, Inc.	6,173	$134,139
CNB Financial Corp.	9,517	273,138
Codorus Valley Bancorp, Inc.	7,379	171,636
Columbia Banking System, Inc.	37,736	1,392,458
Community Bank System, Inc.	30,766	1,897,955
Community Bankers Trust Corp.	15,388	132,337
Community Financial Corp.	2,417	80,897
Community Trust Bancorp, Inc.	8,561	364,527
ConnectOne Bancorp, Inc.	15,479	343,634
County Bancorp, Inc.	3,492	68,513
Customers Bancorp, Inc. (a)	19,481	404,036
CVB Financial Corp.	74,063	1,545,695
DNB Financial Corp.	2,236	99,524
Eagle Bancorp, Inc.	17,307	772,238
Enterprise Bancorp, Inc.	5,917	177,392
Enterprise Financial Services Corp.	15,865	646,499
Evans Bancorp, Inc.	3,492	130,601
Farmers & Merchants Bancorp, Inc.	4,208	109,240
Farmers National Banc Corp.	18,838	272,774
FB Financial Corp.	9,369	351,806
Financial Institutions, Inc.	9,950	300,291
First BanCorp	128,166	1,279,097
First Bancorp, Inc.	5,506	151,360
First BanCorp/Southern Pines	20,643	741,084
First Bancshares, Inc.	8,426	272,160
First Busey Corp.	28,219	713,376
First Business Financial Services, Inc.	6,073	146,238
First Citizens BancShares, Inc. Class A	3,705	1,747,093
First Commonwealth Financial Corp.	45,520	604,506
First Community Bankshares, Inc.	10,306	333,605
First Financial Bancorp	49,034	1,200,107
First Financial Bankshares, Inc. (b)	58,221	1,940,506
First Financial Corp.	8,369	363,800
First Financial Northwest, Inc.	6,073	89,759
First Foundation, Inc.	14,286	218,219
First Guaranty Bancshares, Inc.	3,447	76,317
First Hawaiian, Inc.	42,911	1,145,724
First Horizon National Corp.	124,928	2,023,834
First Internet Bancorp	4,874	104,352
First Interstate BancSystem, Inc. Class A	23,173	932,482
First Merchants Corp.	34,229	1,288,208
First Mid-Illinois Bancshares, Inc.	6,065	209,970
First Midwest Bancorp, Inc.	68,964	1,343,419
First Northwest Bancorp	6,410	111,021
First of Long Island Corp.	13,316	302,939
Flushing Financial Corp.	17,264	348,819
FNB Corp.	182,907	2,108,918
Franklin Financial Network, Inc.	4,731	142,924
Fulton Financial Corp.	96,153	1,555,756
German American Bancorp, Inc.	13,822	442,995
Glacier Bancorp, Inc.	49,404	1,998,886
Security Description	Shares	Value
Great Southern Bancorp, Inc.	8,573	$488,232
Great Western Bancorp, Inc.	37,125	1,225,125
Hancock Whitney Corp.	53,152	2,035,435
Hanmi Financial Corp.	12,940	243,013
HarborOne Bancorp, Inc. (a)	24,289	244,469
Heartland Financial USA, Inc.	19,963	893,145
Heritage Commerce Corp.	24,622	289,432
Heritage Financial Corp.	15,580	420,037
Hilltop Holdings, Inc.	40,346	963,866
Home BancShares, Inc.	96,506	1,813,830
HomeTrust Bancshares, Inc.	12,717	331,532
Hope Bancorp, Inc.	74,736	1,071,714
Horizon Bancorp, Inc.	26,914	467,227
Howard Bancorp, Inc. (a)	6,073	101,358
IBERIABANK Corp.	31,655	2,391,219
Independent Bank Corp.	15,427	328,827
Independent Bank Corp. (Massachusetts)	16,140	1,204,851
Independent Bank Group, Inc.	20,764	1,092,394
International Bancshares Corp.	27,243	1,052,125
Investar Holding Corp.	5,893	140,253
Investors Bancorp, Inc.	156,335	1,775,966
Lakeland Bancorp, Inc.	23,461	362,003
Lakeland Financial Corp.	15,827	696,072
LCNB Corp.	3,369	59,766
LegacyTexas Financial Group, Inc.	24,297	1,057,648
Live Oak Bancshares, Inc. (b)	10,454	189,217
Macatawa Bank Corp.	21,957	228,133
Mercantile Bank Corp.	11,880	389,664
Midland States Bancorp, Inc.	5,700	148,485
MidWestOne Financial Group, Inc.	4,981	152,020
MutualFirst Financial, Inc.	3,743	117,979
National Bank Holdings Corp. Class A	16,927	578,734
National Bankshares, Inc.	4,439	177,782
NBT Bancorp, Inc.	24,861	909,664
Nicolet Bankshares, Inc. (a)	5,661	376,853
Northeast Bank (a)	4,441	98,457
Northrim BanCorp, Inc.	4,981	197,596
Norwood Financial Corp.	3,492	110,382
OFG Bancorp	23,202	508,124
Ohio Valley Banc Corp.	2,236	81,592
Old Line Bancshares, Inc.	7,428	215,486
Old National Bancorp	91,449	1,573,380
Old Second Bancorp, Inc.	21,092	257,744
Opus Bank	19,729	429,500
Orrstown Financial Services, Inc.	4,977	108,996
Pacific Mercantile Bancorp (a)	10,526	79,050
Pacific Premier Bancorp, Inc.	28,284	882,178
PacWest Bancorp	47,912	1,741,122
Park National Corp.	10,214	968,389
Parke Bancorp, Inc.	5,112	113,589
Peapack Gladstone Financial Corp.	8,347	233,966
Penns Woods Bancorp, Inc.	2,417	111,786
Peoples Bancorp of North Carolina, Inc.	3,285	97,597

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Peoples Bancorp, Inc.	10,717	$340,908
People's Utah Bancorp	11,259	318,517
Pinnacle Financial Partners, Inc.	30,819	1,748,978
Popular, Inc.	55,787	3,016,961
Premier Financial Bancorp, Inc.	5,479	94,074
QCR Holdings, Inc.	4,427	168,137
Renasant Corp.	34,353	1,202,699
Republic Bancorp, Inc. Class A	7,275	316,099
Republic First Bancorp, Inc. (a)	37,531	157,630
S&T Bancorp, Inc.	20,000	730,600
Sandy Spring Bancorp, Inc.	20,578	693,684
SB One Bancorp	3,335	75,238
Seacoast Banking Corp. of Florida (a)	32,969	834,445
ServisFirst Bancshares, Inc.	29,106	964,864
Shore Bancshares, Inc.	9,779	150,694
Sierra Bancorp	9,332	247,858
Simmons First National Corp. Class A	56,359	1,403,339
SmartFinancial, Inc. (a)	4,874	101,525
South State Corp.	22,399	1,686,645
Southern First Bancshares, Inc. (a)	4,962	197,736
Southern National Bancorp of Virginia, Inc.	9,297	143,081
Southside Bancshares, Inc.	19,443	663,201
Sterling Bancorp	131,282	2,633,517
Stock Yards Bancorp, Inc.	9,318	341,877
Summit Financial Group, Inc.	4,918	125,901
TCF Financial Corp.	90,828	3,457,822
Texas Capital Bancshares, Inc. (a)	25,222	1,378,382
Tompkins Financial Corp.	9,241	749,722
TriCo Bancshares	14,865	539,600
TriState Capital Holdings, Inc. (a)	16,485	346,844
Triumph Bancorp, Inc. (a)	13,178	420,246
Trustmark Corp.	26,330	898,116
Two River Bancorp	2,736	56,799
UMB Financial Corp.	26,695	1,723,963
Umpqua Holdings Corp.	121,925	2,006,886
United Bankshares, Inc.	59,714	2,261,369
United Community Banks, Inc.	48,747	1,381,977
Unity Bancorp, Inc.	4,977	110,241
Univest Financial Corp.	17,648	450,201
Valley National Bancorp	185,237	2,013,526
Veritex Holdings, Inc.	25,067	608,251
Washington Trust Bancorp, Inc.	7,374	356,238
WesBanco, Inc.	36,219	1,353,504
West Bancorp, Inc.	10,103	219,639
Westamerica Bancorporation	14,992	932,203
Western Alliance Bancorp	44,082	2,031,299
Wintrust Financial Corp.	34,450	2,226,504
		134,805,612
BEVERAGES — 0.1%
Coca-Cola Consolidated, Inc.	2,826	858,737
Craft Brew Alliance, Inc. (a)	7,368	60,344
MGP Ingredients, Inc. (b)	7,101	352,778
National Beverage Corp. (b)	7,390	327,820
Security Description	Shares	Value
New Age Beverages Corp. (a) (b)	34,218	$94,442
Primo Water Corp. (a)	19,902	244,396
		1,938,517
BIOTECHNOLOGY — 5.2%
Abeona Therapeutics, Inc. (a) (b)	21,057	47,589
ACADIA Pharmaceuticals, Inc. (a)	78,855	2,837,991
Acceleron Pharma, Inc. (a) (b)	27,178	1,073,803
Achillion Pharmaceuticals, Inc. (a)	67,606	243,382
Acorda Therapeutics, Inc. (a) (b)	23,578	67,669
Adamas Pharmaceuticals, Inc. (a) (b)	14,342	73,359
ADMA Biologics, Inc. (a) (b)	25,320	112,674
Aduro Biotech, Inc. (a)	34,213	36,266
Adverum Biotechnologies, Inc. (a) (b)	34,648	188,832
Agenus, Inc. (a) (b)	65,550	169,119
Agios Pharmaceuticals, Inc. (a) (b)	28,729	930,820
Aimmune Therapeutics, Inc. (a) (b)	21,292	445,854
Akebia Therapeutics, Inc. (a) (b)	55,551	217,760
Albireo Pharma, Inc. (a)	3,681	73,620
Alder Biopharmaceuticals, Inc. (a)	35,852	676,169
Aldeyra Therapeutics, Inc. (a)	14,454	76,173
Allakos, Inc. (a) (b)	10,792	848,575
Allena Pharmaceuticals, Inc. (a)	9,579	37,741
Allogene Therapeutics, Inc. (a) (b)	14,640	399,013
AMAG Pharmaceuticals, Inc. (a) (b)	24,616	284,315
Amicus Therapeutics, Inc. (a)	124,585	999,172
AnaptysBio, Inc. (a) (b)	13,742	480,833
Anavex Life Sciences Corp. (a) (b)	35,261	111,425
Anika Therapeutics, Inc. (a)	8,464	464,589
Apellis Pharmaceuticals, Inc. (a)	21,051	507,119
Aptinyx, Inc. (a) (b)	6,947	24,245
Arcus Biosciences, Inc. (a)	16,025	145,827
Ardelyx, Inc. (a)	37,876	178,017
Arena Pharmaceuticals, Inc. (a)	28,535	1,306,047
ArQule, Inc. (a) (b)	57,916	415,258
Arrowhead Pharmaceuticals, Inc. (a) (b)	48,252	1,359,741
Assembly Biosciences, Inc. (a)	11,252	110,607
Atara Biotherapeutics, Inc. (a) (b)	23,821	336,353
Athenex, Inc. (a) (b)	31,938	388,526
Athersys, Inc. (a) (b)	81,967	109,016
Audentes Therapeutics, Inc. (a)	20,470	575,002
Avid Bioservices, Inc. (a)	38,368	203,350
Avrobio, Inc. (a)	9,184	129,678
Bellicum Pharmaceuticals, Inc. (a) (b)	32,059	33,662
BioCryst Pharmaceuticals, Inc. (a) (b)	72,332	207,231
Biohaven Pharmaceutical Holding Co., Ltd. (a)	17,196	717,417
BioSpecifics Technologies Corp. (a)	2,692	144,076
Blueprint Medicines Corp. (a)	25,810	1,896,261
Calithera Biosciences, Inc. (a)	32,329	99,897

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
CareDx, Inc. (a)	20,881	$472,119
CASI Pharmaceuticals, Inc. (a) (b)	26,161	87,378
Catalyst Pharmaceuticals, Inc. (a) (b)	58,303	309,589
Cellular Biomedicine Group, Inc. (a) (b)	8,224	122,209
CEL-SCI Corp. (a) (b)	21,099	188,625
ChemoCentryx, Inc. (a)	22,165	150,279
Clovis Oncology, Inc. (a) (b)	29,302	115,157
Coherus Biosciences, Inc. (a) (b)	30,716	622,306
Concert Pharmaceuticals, Inc. (a)	10,193	59,935
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	35,380	172,301
Corvus Pharmaceuticals, Inc. (a) (b)	17,848	53,722
Crinetics Pharmaceuticals, Inc. (a) (b)	5,192	78,088
Cytokinetics, Inc. (a)	28,623	325,730
CytomX Therapeutics, Inc. (a)	29,634	218,699
Deciphera Pharmaceuticals, Inc. (a)	10,608	360,036
Denali Therapeutics, Inc. (a) (b)	34,077	522,060
Dicerna Pharmaceuticals, Inc. (a)	27,390	393,320
Dynavax Technologies Corp. (a) (b)	43,573	155,773
Eagle Pharmaceuticals, Inc. (a)	8,164	461,837
Editas Medicine, Inc. (a) (b)	25,780	586,237
Eidos Therapeutics, Inc. (a) (b)	2,867	103,126
Emergent BioSolutions, Inc. (a)	24,732	1,292,989
Enanta Pharmaceuticals, Inc. (a)	9,444	567,395
Epizyme, Inc. (a) (b)	37,556	387,390
Esperion Therapeutics, Inc. (a) (b)	13,733	503,452
Fate Therapeutics, Inc. (a)	31,326	486,493
FibroGen, Inc. (a)	42,773	1,581,746
Five Prime Therapeutics, Inc. (a)	25,010	96,914
Flexion Therapeutics, Inc. (a) (b)	22,925	314,187
Forty Seven, Inc. (a)	8,009	51,418
G1 Therapeutics, Inc. (a) (b)	16,258	370,357
Galectin Therapeutics, Inc. (a) (b)	24,206	88,836
Genomic Health, Inc. (a)	21,428	1,453,247
Geron Corp. (a) (b)	101,489	134,980
Global Blood Therapeutics, Inc. (a) (b)	30,370	1,473,552
GlycoMimetics, Inc. (a) (b)	21,147	91,144
Halozyme Therapeutics, Inc. (a)	76,933	1,193,231
Heron Therapeutics, Inc. (a) (b)	46,776	865,356
Homology Medicines, Inc. (a) (b)	12,730	230,413
ImmunoGen, Inc. (a)	97,106	234,997
Immunomedics, Inc. (a) (b)	92,488	1,226,391
Inovio Pharmaceuticals, Inc. (a) (b)	43,881	89,956
Insmed, Inc. (a) (b)	39,701	700,326
Insys Therapeutics, Inc. (a)	13,311	2,396
Intellia Therapeutics, Inc. (a) (b)	18,788	250,820
Intercept Pharmaceuticals, Inc. (a) (b)	12,979	861,286
Intrexon Corp. (a) (b)	51,654	295,461
Invitae Corp. (a) (b)	44,112	850,038
Iovance Biotherapeutics, Inc. (a) (b)	59,172	1,076,930
Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc. (a) (b)	89,441	$767,851
Jounce Therapeutics, Inc. (a)	10,714	35,678
Kadmon Holdings, Inc. (a) (b)	73,010	183,985
KalVista Pharmaceuticals, Inc. (a)	7,046	81,734
Karyopharm Therapeutics, Inc. (a) (b)	36,025	346,560
Kezar Life Sciences, Inc. (a)	6,203	20,346
Kindred Biosciences, Inc. (a)	18,755	128,472
Kodiak Sciences, Inc. (a) (b)	14,796	212,766
Krystal Biotech, Inc. (a) (b)	3,658	127,024
Kura Oncology, Inc. (a)	19,233	291,765
La Jolla Pharmaceutical Co. (a) (b)	16,429	144,575
Lexicon Pharmaceuticals, Inc. (a) (b)	62,642	188,552
Ligand Pharmaceuticals, Inc. (a) (b)	9,080	903,823
Lineage Cell Therapeutics, Inc. (a) (b)	103,071	101,010
MacroGenics, Inc. (a)	26,471	337,770
Madrigal Pharmaceuticals, Inc. (a) (b)	5,615	484,125
Magenta Therapeutics, Inc. (a)	6,267	64,299
MannKind Corp. (a) (b)	77,415	96,769
Medicines Co. (a) (b)	40,354	2,017,700
MediciNova, Inc. (a) (b)	20,000	159,100
MEI Pharma, Inc. (a)	37,736	63,396
MeiraGTx Holdings PLC (a)	10,079	160,760
Minerva Neurosciences, Inc. (a)	21,071	163,300
Mirati Therapeutics, Inc. (a) (b)	19,952	1,554,460
Molecular Templates, Inc. (a)	7,091	46,730
Momenta Pharmaceuticals, Inc. (a)	55,268	716,273
Myriad Genetics, Inc. (a)	39,412	1,128,366
NantKwest, Inc. (a) (b)	8,143	9,934
Natera, Inc. (a)	27,016	886,125
Neon Therapeutics, Inc. (a) (b)	9,583	16,483
OPKO Health, Inc. (a) (b)	211,383	441,790
PDL BioPharma, Inc. (a)	68,557	148,083
Pfenex, Inc. (a)	18,620	157,153
Pieris Pharmaceuticals, Inc. (a)	36,451	124,298
PolarityTE, Inc. (a) (b)	8,030	25,937
Portola Pharmaceuticals, Inc. (a) (b)	37,399	1,003,041
Principia Biopharma, Inc. (a) (b)	4,832	136,456
Progenics Pharmaceuticals, Inc. (a) (b)	53,376	269,816
Protagonist Therapeutics, Inc. (a)	10,197	122,466
PTC Therapeutics, Inc. (a)	32,628	1,103,479
Puma Biotechnology, Inc. (a) (b)	19,547	210,423
Ra Pharmaceuticals, Inc. (a)	19,116	452,093
Radius Health, Inc. (a) (b)	25,766	663,474
Recro Pharma, Inc. (a)	10,433	115,598
REGENXBIO, Inc. (a)	19,122	680,743
Repligen Corp. (a)	23,404	1,794,853
Retrophin, Inc. (a)	22,427	259,929
Rhythm Pharmaceuticals, Inc. (a) (b)	11,270	243,319

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Rigel Pharmaceuticals, Inc. (a) (b)	79,807	$149,239
Rocket Pharmaceuticals, Inc. (a) (b)	25,844	301,083
Rubius Therapeutics, Inc. (a) (b)	12,834	100,747
Sangamo Therapeutics, Inc. (a) (b)	57,473	520,131
Savara, Inc. (a)	17,134	45,405
Scholar Rock Holding Corp. (a) (b)	12,135	108,608
Selecta Biosciences, Inc. (a) (b)	11,560	20,230
Seres Therapeutics, Inc. (a) (b)	21,832	87,546
Solid Biosciences, Inc. (a) (b)	16,095	166,422
Sorrento Therapeutics, Inc. (a) (b)	57,543	123,142
Spark Therapeutics, Inc. (a)	18,672	1,810,811
Spectrum Pharmaceuticals, Inc. (a)	60,633	502,951
Spring Bank Pharmaceuticals, Inc. (a)	7,380	25,830
Stemline Therapeutics, Inc. (a) (b)	21,057	219,203
Surface Oncology, Inc. (a)	12,724	18,068
Syndax Pharmaceuticals, Inc. (a)	15,514	115,890
Synlogic, Inc. (a) (b)	15,331	35,108
Syros Pharmaceuticals, Inc. (a) (b)	20,098	208,617
T2 Biosystems, Inc. (a)	33,378	83,445
TG Therapeutics, Inc. (a) (b)	45,464	255,280
Tocagen, Inc. (a) (b)	12,214	8,091
Translate Bio, Inc. (a) (b)	19,507	193,314
Trevena, Inc. (a) (b)	78,130	75,567
Ultragenyx Pharmaceutical, Inc. (a)	30,687	1,312,790
UNITY Biotechnology, Inc. (a) (b)	12,100	73,810
UroGen Pharma, Ltd. (a) (b)	6,073	144,720
Vanda Pharmaceuticals, Inc. (a)	28,985	384,921
Veracyte, Inc. (a)	17,073	409,752
Verastem, Inc. (a) (b)	45,505	55,061
Vericel Corp. (a) (b)	26,946	407,962
Viking Therapeutics, Inc. (a) (b)	43,322	298,055
Voyager Therapeutics, Inc. (a)	13,565	233,454
XBiotech, Inc. (a) (b)	10,714	112,068
Xencor, Inc. (a) (b)	32,375	1,092,009
Zafgen, Inc. (a)	29,080	21,490
ZIOPHARM Oncology, Inc. (a) (b)	98,305	420,745
		71,648,547
BUILDING PRODUCTS — 1.4%
AAON, Inc.	23,698	1,088,686
Advanced Drainage Systems, Inc.	24,635	794,972
American Woodmark Corp. (a)	8,098	719,993
Apogee Enterprises, Inc.	14,732	574,401
Armstrong Flooring, Inc. (a)	18,688	119,416
Armstrong World Industries, Inc.	26,840	2,595,428
Builders FirstSource, Inc. (a)	65,320	1,343,959
Continental Building Products, Inc. (a)	21,341	582,396
Cornerstone Building Brands, Inc. (a)	30,036	181,718
CSW Industrials, Inc.	9,460	653,024
Gibraltar Industries, Inc. (a)	18,667	857,562
Griffon Corp.	22,421	470,168
Insteel Industries, Inc.	13,409	275,287
JELD-WEN Holding, Inc. (a)	36,186	698,028
Security Description	Shares	Value
Masonite International Corp. (a)	14,866	$862,228
Patrick Industries, Inc. (a)	12,716	545,262
PGT Innovations, Inc. (a)	36,989	638,800
Quanex Building Products Corp.	23,066	417,033
Resideo Technologies, Inc. (a)	56,434	809,828
Simpson Manufacturing Co., Inc.	23,239	1,612,090
Trex Co., Inc. (a) (b)	33,352	3,032,697
Universal Forest Products, Inc.	30,548	1,218,254
		20,091,230
CAPITAL MARKETS — 1.4%
Artisan Partners Asset Management, Inc. Class A	30,140	851,154
B. Riley Financial, Inc.	12,550	296,431
BGC Partners, Inc. Class A	136,844	752,642
Blucora, Inc. (a)	27,362	592,114
Cohen & Steers, Inc.	12,312	676,298
Cowen, Inc. Class A (a) (b)	19,998	307,769
Diamond Hill Investment Group, Inc.	2,003	276,674
Donnelley Financial Solutions, Inc. (a)	19,860	244,675
Evercore, Inc. Class A	23,306	1,866,811
Focus Financial Partners, Inc. Class A (a)	8,229	195,850
GAIN Capital Holdings, Inc. (b)	7,096	37,467
GAMCO Investors, Inc. Class A	6,173	120,682
Greenhill & Co., Inc. (b)	10,265	134,677
Hamilton Lane, Inc. Class A	8,518	485,185
Hennessy Advisors, Inc. (b)	3,335	36,051
Houlihan Lokey, Inc.	17,680	797,368
Interactive Brokers Group, Inc. Class A	33,040	1,776,891
INTL. FCStone, Inc. (a)	10,701	439,383
Ladenburg Thalmann Financial Services, Inc.	70,964	168,185
Legg Mason, Inc.	52,318	1,998,024
Moelis & Co. Class A	24,140	792,999
Morningstar, Inc.	12,035	1,758,795
Piper Jaffray Cos.	5,744	433,557
PJT Partners, Inc. Class A	8,253	335,897
Pzena Investment Management, Inc. Class A	12,784	114,033
Safeguard Scientifics, Inc. (a)	7,025	79,664
Silvercrest Asset Management Group, Inc. Class A	3,856	47,429
Stifel Financial Corp.	40,836	2,343,170
Virtu Financial, Inc. Class A (b)	34,859	570,293
Virtus Investment Partners, Inc.	2,773	306,611
Waddell & Reed Financial, Inc. Class A (b)	41,286	709,294
Westwood Holdings Group, Inc.	6,157	170,364
WisdomTree Investments, Inc.	74,384	388,656
		20,105,093
CHEMICALS — 2.6%
Advanced Emissions Solutions, Inc. (b)	12,873	191,035

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
AdvanSix, Inc. (a)	16,308	$419,442
AgroFresh Solutions, Inc. (a)	31,461	82,742
American Vanguard Corp.	12,731	199,877
Amyris, Inc. (a) (b)	29,215	139,063
Ashland Global Holdings, Inc.	36,016	2,775,033
Balchem Corp.	18,478	1,832,833
Cabot Corp.	34,042	1,542,783
Chase Corp.	5,604	613,022
Element Solutions, Inc. (a)	134,538	1,369,597
Ferro Corp. (a)	44,787	531,174
Flotek Industries, Inc. (a)	24,331	53,528
FutureFuel Corp.	15,481	184,843
GCP Applied Technologies, Inc. (a)	41,880	806,190
Hawkins, Inc.	2,959	125,757
HB Fuller Co.	27,602	1,285,149
Ingevity Corp. (a)	23,140	1,963,198
Innophos Holdings, Inc.	12,002	389,585
Innospec, Inc.	14,963	1,333,802
Intrepid Potash, Inc. (a)	69,333	226,719
Koppers Holdings, Inc. (a)	9,491	277,232
Kraton Corp. (a)	19,595	632,723
LSB Industries, Inc. (a)	4,079	21,129
Minerals Technologies, Inc.	21,585	1,145,948
NewMarket Corp.	4,633	2,187,193
Olin Corp.	94,941	1,777,296
OMNOVA Solutions, Inc. (a)	25,845	260,259
PolyOne Corp.	44,250	1,444,762
Quaker Chemical Corp.	7,497	1,185,576
Rayonier Advanced Materials, Inc.	29,454	127,536
Scotts Miracle-Gro Co.	20,001	2,036,502
Sensient Technologies Corp.	25,733	1,766,570
Stepan Co.	12,828	1,245,086
Trecora Resources (a)	14,895	134,353
Tredegar Corp.	16,493	321,943
Trinseo SA	22,996	987,678
Tronox Holdings PLC Class A (a)	48,211	400,151
Valvoline, Inc.	109,433	2,410,809
WR Grace & Co.	35,850	2,393,346
		36,821,464
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	37,704	1,369,409
ACCO Brands Corp.	64,680	638,392
Advanced Disposal Services, Inc. (a)	43,882	1,429,237
BrightView Holdings, Inc. (a)	12,546	215,164
Brink's Co.	28,773	2,386,720
Casella Waste Systems, Inc. Class A (a)	23,471	1,007,845
CECO Environmental Corp. (a)	13,191	92,139
Civeo Corp. (a)	96,512	122,570
Clean Harbors, Inc. (a)	29,411	2,270,529
Covanta Holding Corp.	74,882	1,294,710
Deluxe Corp.	24,134	1,186,427
Ennis, Inc.	18,614	376,189
Healthcare Services Group, Inc. (b)	39,603	961,957
Security Description	Shares	Value
Heritage-Crystal Clean, Inc. (a)	8,258	$218,837
Herman Miller, Inc.	33,930	1,563,834
HNI Corp.	25,199	894,565
Interface, Inc.	33,167	478,932
Kimball International, Inc. Class B	23,178	447,335
Knoll, Inc.	29,298	742,704
LSC Communications, Inc.	14,429	19,912
Matthews International Corp. Class A	19,530	691,167
McGrath RentCorp	14,102	981,358
Mobile Mini, Inc.	28,164	1,038,125
MSA Safety, Inc.	20,208	2,204,895
PICO Holdings, Inc. (a)	9,426	95,108
Pitney Bowes, Inc.	99,498	454,706
Quad/Graphics, Inc. (b)	22,334	234,730
RR Donnelley & Sons Co. (b)	42,279	159,392
SP Plus Corp. (a)	16,478	609,686
Steelcase, Inc. Class A	51,172	941,565
Team, Inc. (a)	13,272	239,560
Tetra Tech, Inc.	30,570	2,652,253
UniFirst Corp.	9,212	1,797,445
US Ecology, Inc.	12,796	818,176
Viad Corp.	11,314	759,735
VSE Corp.	4,491	153,098
		31,548,406
COMMUNICATIONS EQUIPMENT — 1.2%
Acacia Communications, Inc. (a)	19,598	1,281,709
ADTRAN, Inc.	28,184	319,747
Applied Optoelectronics, Inc. (a) (b)	14,335	160,839
CalAmp Corp. (a)	16,574	190,932
Calix, Inc. (a)	24,037	153,596
CommScope Holding Co., Inc. (a)	82,302	967,872
Comtech Telecommunications Corp.	13,239	430,268
Digi International, Inc. (a)	12,715	173,178
EchoStar Corp. Class A (a)	28,223	1,118,195
EMCORE Corp. (a)	9,399	28,855
Extreme Networks, Inc. (a)	68,329	497,093
Harmonic, Inc. (a)	44,041	289,790
Infinera Corp. (a) (b)	107,294	584,752
Inseego Corp. (a) (b)	29,772	142,906
InterDigital, Inc.	20,587	1,080,200
KVH Industries, Inc. (a)	9,515	101,335
Lumentum Holdings, Inc. (a)	42,434	2,272,765
NETGEAR, Inc. (a)	18,560	598,003
NetScout Systems, Inc. (a)	43,660	1,006,800
Plantronics, Inc.	19,587	730,987
Ribbon Communications, Inc. (a)	57,877	338,002
ViaSat, Inc. (a)	33,287	2,507,177
Viavi Solutions, Inc. (a)	132,259	1,852,287
		16,827,288
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	70,759	2,657,708
Aegion Corp. (a)	24,359	520,795

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Ameresco, Inc. Class A (a)	11,732	$188,533
Argan, Inc.	8,062	316,756
Comfort Systems USA, Inc.	19,261	851,914
Dycom Industries, Inc. (a)	16,326	833,442
EMCOR Group, Inc.	31,418	2,705,718
Granite Construction, Inc.	26,966	866,417
Great Lakes Dredge & Dock Corp. (a)	26,460	276,507
HC2 Holdings, Inc. (a) (b)	7,291	17,134
MasTec, Inc. (a)	35,262	2,289,562
MYR Group, Inc. (a)	10,075	315,247
Northwest Pipe Co. (a)	7,091	199,612
NV5 Global, Inc. (a)	5,732	391,324
Primoris Services Corp.	30,334	594,850
Sterling Construction Co., Inc. (a)	18,797	247,180
Tutor Perini Corp. (a) (b)	23,654	338,962
Valmont Industries, Inc.	12,981	1,797,090
Willscot Corp. (a)	14,826	230,989
		15,639,740
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	26,078	2,347,281
Forterra, Inc. (a)	11,632	84,099
Summit Materials, Inc. Class A (a) (b)	63,058	1,399,888
US Concrete, Inc. (a)	9,471	523,557
		4,354,825
CONSUMER FINANCE — 0.9%
Elevate Credit, Inc. (a)	6,173	25,988
Encore Capital Group, Inc. (a)	13,633	454,320
Enova International, Inc. (a)	17,900	371,425
FirstCash, Inc.	25,132	2,303,851
Green Dot Corp. Class A (a)	28,058	708,465
LendingClub Corp. (a)	45,378	593,544
Navient Corp.	140,803	1,802,278
Nelnet, Inc. Class A	10,499	667,736
OneMain Holdings, Inc.	42,233	1,549,107
PRA Group, Inc. (a)	27,813	939,801
Regional Management Corp. (a)	8,250	232,320
SLM Corp.	199,518	1,760,746
World Acceptance Corp. (a)	6,512	830,345
		12,239,926
CONTAINERS & PACKAGING — 0.4%
Graphic Packaging Holding Co.	163,201	2,407,215
Greif, Inc. Class A	3,347	126,818
Myers Industries, Inc.	21,346	376,757
Owens-Illinois, Inc.	89,140	915,468
Silgan Holdings, Inc.	48,075	1,443,932
UFP Technologies, Inc. (a)	3,856	148,841
		5,419,031
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	28,153	904,134
Weyco Group, Inc.	4,441	100,411
		1,004,545
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a)	33,070	$1,259,636
American Public Education, Inc. (a)	11,471	256,262
Career Education Corp. (a)	39,991	635,457
Carriage Services, Inc.	8,385	171,389
Chegg, Inc. (a)	58,393	1,748,870
Collectors Universe, Inc.	5,893	167,833
frontdoor, Inc. (a)	34,990	1,699,464
Graham Holdings Co. Class B	2,776	1,841,737
Grand Canyon Education, Inc. (a)	26,889	2,640,500
Houghton Mifflin Harcourt Co. (a)	73,667	392,645
K12, Inc. (a)	22,621	597,194
Laureate Education, Inc. Class A (a)	39,819	660,000
Regis Corp. (a)	22,961	464,272
Sotheby's (a)	26,728	1,522,962
Strategic Education, Inc.	12,151	1,651,078
WW International, Inc. (a)	33,608	1,271,055
Zovio, Inc. (a)	8,589	16,920
		16,997,274
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Cannae Holdings, Inc. (a)	41,843	1,149,427
FGL Holdings	58,598	467,612
Marlin Business Services Corp.	8,407	211,773
On Deck Capital, Inc. (a)	18,967	63,729
		1,892,541
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	5,499	199,064
ATN International, Inc.	6,742	393,531
Bandwidth, Inc. Class A (a)	6,782	441,576
Cincinnati Bell, Inc. (a)	36,188	183,473
Cogent Communications Holdings, Inc.	23,249	1,281,020
Consolidated Communications Holdings, Inc. (b)	42,046	200,139
Frontier Communications Corp. (a) (b)	52,884	45,850
Iridium Communications, Inc. (a) (b)	56,428	1,200,788
Ooma, Inc. (a)	10,714	111,426
ORBCOMM, Inc. (a)	51,250	243,950
Pareteum Corp. (a) (b)	46,129	59,506
Vonage Holdings Corp. (a)	137,207	1,550,439
		5,910,762
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	27,009	2,360,857
El Paso Electric Co.	21,250	1,425,450
Hawaiian Electric Industries, Inc.	55,861	2,547,820
MGE Energy, Inc.	20,467	1,634,699
Otter Tail Corp.	24,337	1,308,114
PNM Resources, Inc.	43,792	2,280,687

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Portland General Electric Co.	47,042	$2,651,758
		14,209,385
ELECTRICAL EQUIPMENT — 0.8%
Allied Motion Technologies, Inc.	4,874	172,101
Atkore International Group, Inc. (a)	26,463	803,152
AZZ, Inc.	16,298	709,941
Bloom Energy Corp. Class A (a) (b)	17,239	56,027
Encore Wire Corp.	11,857	667,312
Energous Corp. (a) (b)	13,473	44,663
EnerSys	25,202	1,661,820
Generac Holdings, Inc. (a)	32,455	2,542,525
LSI Industries, Inc.	19,775	103,225
Plug Power, Inc. (a) (b)	123,830	325,673
Preformed Line Products Co.	1,218	66,491
Regal Beloit Corp.	25,171	1,833,707
Sunrun, Inc. (a) (b)	50,177	838,207
Thermon Group Holdings, Inc. (a)	12,800	294,144
TPI Composites, Inc. (a)	12,121	227,269
Ultralife Corp. (a)	5,893	51,033
Vicor Corp. (a)	9,903	292,336
Vivint Solar, Inc. (a) (b)	16,078	105,150
		10,794,776
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Akoustis Technologies, Inc. (a) (b)	9,315	72,191
Anixter International, Inc. (a)	18,732	1,294,756
Arlo Technologies, Inc. (a)	45,140	153,927
AVX Corp.	28,423	432,030
Badger Meter, Inc.	16,783	901,247
Bel Fuse, Inc. Class B	2,182	32,795
Belden, Inc.	21,341	1,138,329
Benchmark Electronics, Inc.	23,558	684,595
Coherent, Inc. (a)	12,868	1,978,069
CTS Corp.	17,757	574,616
Daktronics, Inc.	32,337	238,809
Dolby Laboratories, Inc. Class A	37,240	2,407,194
ePlus, Inc. (a)	6,190	470,997
FARO Technologies, Inc. (a)	9,921	479,680
Fitbit, Inc. Class A (a) (b)	123,533	470,661
ID Systems, Inc. (a) (b)	9,515	52,142
II-VI, Inc. (a) (b)	45,466	1,600,849
Insight Enterprises, Inc. (a)	20,442	1,138,415
Iteris, Inc. (a)	18,753	107,736
Itron, Inc. (a)	23,029	1,703,225
Jabil, Inc.	78,567	2,810,342
KEMET Corp.	28,356	515,512
Kimball Electronics, Inc. (a)	17,590	255,231
Knowles Corp. (a)	52,480	1,067,443
Littelfuse, Inc.	13,872	2,459,644
Methode Electronics, Inc.	19,887	668,999
MTS Systems Corp.	10,391	574,103
Napco Security Technologies, Inc. (a)	7,380	188,338
nLight, Inc. (a) (b)	12,988	203,392
Security Description	Shares	Value
Novanta, Inc. (a)	19,319	$1,578,749
OSI Systems, Inc. (a)	10,309	1,046,982
PAR Technology Corp. (a) (b)	7,191	170,930
PC Connection, Inc.	8,599	334,501
Plexus Corp. (a)	17,663	1,104,114
Rogers Corp. (a)	10,270	1,404,012
Sanmina Corp. (a)	39,048	1,253,831
ScanSource, Inc. (a)	14,882	454,645
SYNNEX Corp.	18,030	2,035,587
Tech Data Corp. (a)	21,282	2,218,436
TTM Technologies, Inc. (a)	56,591	690,127
Vishay Intertechnology, Inc.	75,009	1,269,902
Vishay Precision Group, Inc. (a)	8,651	283,234
		38,520,317
ENERGY EQUIPMENT & SERVICES — 0.9%
Apergy Corp. (a)	41,842	1,131,826
Archrock, Inc.	57,063	568,918
Aspen Aerogels, Inc. (a)	24,469	144,857
Basic Energy Services, Inc. (a)	18,853	27,148
C&J Energy Services, Inc. (a)	46,893	503,162
Cactus, Inc. Class A (a)	17,614	509,749
CARBO Ceramics, Inc. (a) (b)	12,058	28,939
Diamond Offshore Drilling, Inc. (a) (b)	81,960	455,698
DMC Global, Inc. (b)	8,166	359,141
Dril-Quip, Inc. (a)	20,877	1,047,608
Era Group, Inc. (a)	18,591	196,321
Exterran Corp. (a)	25,275	330,092
Forum Energy Technologies, Inc. (a)	60,962	94,491
FTS International, Inc. (a)	28,611	64,089
Gulf Island Fabrication, Inc. (a)	9,515	50,905
Helix Energy Solutions Group, Inc. (a)	82,003	660,944
Independence Contract Drilling, Inc. (a)	26,000	31,200
ION Geophysical Corp. (a)	7,378	67,287
Keane Group, Inc. (a)	35,330	214,100
KLX Energy Services Holdings, Inc. (a)	9,604	83,027
Liberty Oilfield Services, Inc. Class A (b)	9,322	100,957
Mammoth Energy Services, Inc.	23,642	58,632
Matrix Service Co. (a)	19,162	328,437
McDermott International, Inc. (a) (b)	108,802	219,780
Natural Gas Services Group, Inc. (a)	3,305	42,337
Newpark Resources, Inc. (a)	64,520	491,642
Nine Energy Service, Inc. (a) (b)	15,413	95,098
Oceaneering International, Inc. (a)	61,247	829,897
Oil States International, Inc. (a)	33,427	444,579
Patterson-UTI Energy, Inc.	123,068	1,052,232
Pioneer Energy Services Corp. (a)	2,310	127
ProPetro Holding Corp. (a)	40,576	368,836
RigNet, Inc. (a)	7,169	55,560

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
RPC, Inc. (b)	36,459	$204,535
SEACOR Holdings, Inc. (a)	5,917	278,513
SEACOR Marine Holdings, Inc. (a)	7,869	98,913
Select Energy Services, Inc. Class A (a)	34,288	296,934
Smart Sand, Inc. (a)	14,470	40,950
Solaris Oilfield Infrastructure, Inc. Class A (b)	8,029	107,749
TETRA Technologies, Inc. (a)	90,722	182,351
Tidewater, Inc. (a)	16,638	251,400
US Silica Holdings, Inc. (b)	42,546	406,740
		12,525,701
ENTERTAINMENT — 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	26,918	288,022
Cinemark Holdings, Inc.	56,134	2,169,018
Eros International PLC (a) (b)	19,054	36,393
Gaia, Inc. (a) (b)	7,091	46,340
Glu Mobile, Inc. (a)	66,202	330,348
Lions Gate Entertainment Corp. Class A	26,773	247,650
Marcus Corp.	7,412	274,318
Rosetta Stone, Inc. (a)	11,972	208,313
World Wrestling Entertainment, Inc. Class A (b)	23,986	1,706,604
Zynga, Inc. Class A (a)	436,324	2,539,406
		7,846,412
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.8%
Acadia Realty Trust REIT	49,706	1,420,597
Agree Realty Corp. REIT	18,727	1,369,880
Alexander & Baldwin, Inc.	43,880	1,075,499
Alexander's, Inc. REIT	909	316,705
American Assets Trust, Inc. REIT	21,997	1,028,140
American Finance Trust, Inc. REIT (b)	41,295	576,478
Americold Realty Trust REIT (b)	48,318	1,791,148
Apple Hospitality REIT, Inc.	119,297	1,977,944
Armada Hoffler Properties, Inc. REIT	33,210	600,769
Ashford Hospitality Trust, Inc. REIT	66,919	221,502
Bluerock Residential Growth REIT, Inc.	11,034	129,870
Braemar Hotels & Resorts, Inc. REIT	17,889	167,978
Brandywine Realty Trust REIT	95,810	1,451,521
CareTrust REIT, Inc.	48,848	1,148,172
CatchMark Timber Trust, Inc. Class A REIT	25,912	276,481
CBL & Associates Properties, Inc. REIT (b)	105,698	136,350
Cedar Realty Trust, Inc. REIT	88,599	265,797
Chatham Lodging Trust REIT	21,288	386,377
City Office REIT, Inc.	14,317	206,022
Clipper Realty, Inc. REIT	10,433	106,312
Security Description	Shares	Value
Colony Capital, Inc. REIT	251,446	$1,513,705
Columbia Property Trust, Inc. REIT	67,338	1,424,199
Community Healthcare Trust, Inc. REIT	10,383	462,563
CoreCivic, Inc. REIT	71,260	1,231,373
CoreSite Realty Corp. REIT	21,427	2,610,880
Corporate Office Properties Trust REIT	65,121	1,939,303
Cousins Properties, Inc. REIT	81,519	3,064,299
DiamondRock Hospitality Co. REIT	116,279	1,191,860
Easterly Government Properties, Inc. REIT	32,853	699,769
EastGroup Properties, Inc. REIT	22,334	2,792,197
Empire State Realty Trust, Inc. Class A REIT	88,418	1,261,725
Equity Commonwealth REIT	63,405	2,171,621
Farmland Partners, Inc. REIT (b)	17,464	116,660
First Industrial Realty Trust, Inc. REIT	75,350	2,980,846
Four Corners Property Trust, Inc. REIT	31,759	898,145
Franklin Street Properties Corp. REIT	64,554	546,127
Front Yard Residential Corp. REIT	26,676	308,375
GEO Group, Inc. REIT	68,191	1,182,432
Getty Realty Corp. REIT	19,525	625,971
Gladstone Commercial Corp. REIT	22,725	534,037
Gladstone Land Corp. REIT (b)	7,191	85,537
Global Medical REIT, Inc.	13,868	158,095
Global Net Lease, Inc. REIT	47,371	923,734
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	26,900	784,135
Healthcare Realty Trust, Inc. REIT	76,898	2,576,083
Hersha Hospitality Trust REIT	15,105	224,762
Independence Realty Trust, Inc. REIT	59,198	847,123
Industrial Logistics Properties Trust REIT	28,273	600,801
Innovative Industrial Properties, Inc. REIT (b)	4,851	448,087
Investors Real Estate Trust REIT	5,003	373,574
iStar, Inc. REIT (b)	22,290	290,885
JBG SMITH Properties REIT	62,101	2,434,980
Jernigan Capital, Inc. REIT (b)	5,598	107,762
Lexington Realty Trust REIT	135,281	1,386,630
Life Storage, Inc. REIT	26,992	2,845,227
LTC Properties, Inc. REIT	24,580	1,258,988
Mack-Cali Realty Corp. REIT	54,114	1,172,109
MGM Growth Properties LLC Class A	38,029	1,142,771
Monmouth Real Estate Investment Corp. REIT	35,796	515,820
National Health Investors, Inc. REIT	23,812	1,961,871

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
National Storage Affiliates Trust REIT	33,149	$1,106,182
New Senior Investment Group, Inc. REIT	36,375	242,985
NexPoint Residential Trust, Inc. REIT	11,093	518,709
Office Properties Income Trust REIT	28,317	867,633
One Liberty Properties, Inc. REIT	11,664	321,110
Outfront Media, Inc. REIT	80,470	2,235,457
Paramount Group, Inc. REIT	119,164	1,590,839
Park Hotels & Resorts, Inc. REIT	20,676	516,287
Pebblebrook Hotel Trust REIT (b)	75,139	2,090,367
Pennsylvania Real Estate Investment Trust (b)	53,085	303,646
Physicians Realty Trust REIT	110,892	1,968,333
Piedmont Office Realty Trust, Inc. Class A REIT	66,734	1,393,406
PotlatchDeltic Corp. REIT	37,624	1,545,782
Preferred Apartment Communities, Inc. Class A REIT	22,177	320,458
PS Business Parks, Inc. REIT	11,027	2,006,363
QTS Realty Trust, Inc. Class A REIT	31,790	1,634,324
Rayonier, Inc. REIT	76,036	2,144,215
Retail Opportunity Investments Corp. REIT	69,039	1,258,581
Retail Properties of America, Inc. Class A REIT	131,894	1,624,934
Retail Value, Inc. REIT	8,836	327,285
Rexford Industrial Realty, Inc. REIT	52,183	2,297,096
RLJ Lodging Trust REIT	99,817	1,695,891
RPT Realty REIT	62,302	844,192
Ryman Hospitality Properties, Inc. REIT	28,740	2,351,219
Sabra Health Care REIT, Inc.	107,131	2,459,728
Saul Centers, Inc. REIT	10,443	569,248
Senior Housing Properties Trust REIT	143,348	1,326,686
Seritage Growth Properties Class A REIT (b)	21,116	897,219
Service Properties Trust REIT	100,147	2,582,791
SITE Centers Corp. REIT	82,566	1,247,572
Spirit Realty Capital, Inc. REIT	50,674	2,425,258
STAG Industrial, Inc. REIT (b)	70,291	2,072,179
Summit Hotel Properties, Inc. REIT	64,817	751,877
Sunstone Hotel Investors, Inc. REIT	131,343	1,804,653
Tanger Factory Outlet Centers, Inc. REIT (b)	54,761	847,700
Taubman Centers, Inc. REIT	34,216	1,397,039
Terreno Realty Corp. REIT	35,094	1,792,952
UMH Properties, Inc. REIT	27,874	392,466
Uniti Group, Inc. REIT (b)	99,180	770,133
Universal Health Realty Income Trust REIT	8,487	872,464
Security Description	Shares	Value
Urban Edge Properties REIT	68,561	$1,356,822
Urstadt Biddle Properties, Inc. Class A REIT	6,099	144,546
Washington Prime Group, Inc. REIT (b)	115,960	480,074
Washington Real Estate Investment Trust	51,408	1,406,523
Weingarten Realty Investors REIT	69,047	2,011,339
Whitestone REIT	12,826	176,486
Xenia Hotels & Resorts, Inc. REIT	63,539	1,341,944
		122,681,596
FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc.	17,928	402,125
BJ's Wholesale Club Holdings, Inc. (a)	53,098	1,373,645
Casey's General Stores, Inc.	21,378	3,445,278
Chefs' Warehouse, Inc. (a)	16,583	668,627
Ingles Markets, Inc. Class A	6,252	242,953
Performance Food Group Co. (a)	58,862	2,708,241
PriceSmart, Inc.	12,016	854,338
SpartanNash Co.	19,715	233,228
Sprouts Farmers Market, Inc. (a)	69,316	1,340,571
United Natural Foods, Inc. (a)	31,860	367,027
Village Super Market, Inc. Class A	1,768	46,764
Weis Markets, Inc.	9,299	354,664
		12,037,461
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	40,918	773,759
Calavo Growers, Inc. (b)	8,264	786,567
Cal-Maine Foods, Inc.	15,011	599,764
Darling Ingredients, Inc. (a)	93,759	1,793,610
Dean Foods Co. (b)	37,974	44,050
Farmer Brothers Co. (a)	7,081	91,699
Flowers Foods, Inc.	99,774	2,307,773
Fresh Del Monte Produce, Inc.	15,722	536,277
Freshpet, Inc. (a)	15,326	762,775
Hain Celestial Group, Inc. (a) (b)	57,955	1,244,584
Hostess Brands, Inc. (a)	58,228	814,319
J&J Snack Foods Corp.	8,334	1,600,128
John B Sanfilippo & Son, Inc.	3,576	345,442
Lancaster Colony Corp.	10,263	1,422,965
Landec Corp. (a)	19,646	213,552
Limoneira Co.	6,120	112,363
Sanderson Farms, Inc.	11,132	1,684,605
Simply Good Foods Co. (a)	35,722	1,035,581
Tootsie Roll Industries, Inc. (b)	4,477	166,276
TreeHouse Foods, Inc. (a)	31,595	1,751,943
		18,088,032
GAS UTILITIES — 1.0%
Chesapeake Utilities Corp.	9,403	896,294
New Jersey Resources Corp.	49,140	2,222,111
Northwest Natural Holding Co.	15,938	1,137,017
ONE Gas, Inc.	27,642	2,656,672
RGC Resources, Inc.	4,337	126,814

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
South Jersey Industries, Inc. (b)	50,324	$1,656,163
Southwest Gas Holdings, Inc.	26,825	2,442,148
Spire, Inc.	25,031	2,183,704
		13,320,923
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Accuray, Inc. (a)	42,151	116,758
AngioDynamics, Inc. (a)	26,468	487,541
Antares Pharma, Inc. (a)	73,894	247,175
Apyx Medical Corp. (a)	21,329	144,397
AtriCure, Inc. (a)	23,965	597,687
Atrion Corp.	945	736,316
Avanos Medical, Inc. (a)	27,013	1,011,907
AxoGen, Inc. (a)	19,483	243,148
BioLife Solutions, Inc. (a) (b)	7,164	119,102
Cantel Medical Corp.	21,432	1,603,114
Cardiovascular Systems, Inc. (a)	19,026	904,116
Cerus Corp. (a)	80,092	412,874
Conformis, Inc. (a) (b)	42,619	79,271
CONMED Corp.	16,827	1,617,916
Corindus Vascular Robotics, Inc. (a)	96,728	413,996
CryoLife, Inc. (a)	21,796	591,761
CryoPort, Inc. (a)	23,414	382,936
Cutera, Inc. (a)	9,548	279,088
CytoSorbents Corp. (a) (b)	17,624	88,649
FONAR Corp. (a)	4,441	91,795
GenMark Diagnostics, Inc. (a)	29,550	179,073
Glaukos Corp. (a) (b)	20,547	1,284,393
Globus Medical, Inc. Class A (a)	44,747	2,287,467
Haemonetics Corp. (a)	25,380	3,201,433
Heska Corp. (a)	3,880	274,976
Inogen, Inc. (a)	10,303	493,617
Integer Holdings Corp. (a)	18,663	1,410,176
Integra LifeSciences Holdings Corp. (a)	31,864	1,914,071
IntriCon Corp. (a) (b)	4,715	91,660
Invacare Corp. (b)	23,893	179,198
iRadimed Corp. (a) (b)	2,417	50,805
iRhythm Technologies, Inc. (a) (b)	13,649	1,011,527
Lantheus Holdings, Inc. (a)	21,749	545,139
LeMaitre Vascular, Inc.	11,371	388,661
Meridian Bioscience, Inc.	16,262	154,326
Merit Medical Systems, Inc. (a)	30,518	929,578
Mesa Laboratories, Inc.	1,971	468,645
Misonix, Inc. (a)	4,535	91,154
Natus Medical, Inc. (a)	19,366	616,613
Neogen Corp. (a)	30,479	2,075,925
Neuronetics, Inc. (a) (b)	4,339	36,057
Nevro Corp. (a)	16,378	1,408,017
NuVasive, Inc. (a)	29,385	1,862,421
Nuvectra Corp. (a)	6,073	8,259
OraSure Technologies, Inc. (a)	43,489	324,863
Orthofix Medical, Inc. (a)	10,770	571,025
OrthoPediatrics Corp. (a) (b)	2,743	96,718
Penumbra, Inc. (a) (b)	17,667	2,376,035
Security Description	Shares	Value
Quidel Corp. (a)	20,110	$1,233,749
Rockwell Medical, Inc. (a) (b)	22,183	61,225
RTI Surgical Holdings, Inc. (a)	41,771	119,047
SeaSpine Holdings Corp. (a)	6,173	75,372
Senseonics Holdings, Inc. (a) (b)	66,946	66,176
Sientra, Inc. (a) (b)	10,433	67,606
STAAR Surgical Co. (a)	25,933	668,553
Surmodics, Inc. (a)	9,464	432,883
Tactile Systems Technology, Inc. (a)	9,463	400,474
Tandem Diabetes Care, Inc. (a)	28,546	1,683,643
TransEnterix, Inc. (a)	116,317	72,093
Utah Medical Products, Inc.	2,945	282,249
Varex Imaging Corp. (a)	22,780	650,141
ViewRay, Inc. (a) (b)	33,878	98,246
		40,412,836
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a) (b)	49,020	1,523,542
Addus HomeCare Corp. (a)	8,402	666,111
Amedisys, Inc. (a)	17,692	2,317,829
American Renal Associates Holdings, Inc. (a)	23,642	149,417
AMN Healthcare Services, Inc. (a)	25,975	1,495,121
Apollo Medical Holdings, Inc. (a) (b)	14,899	262,520
BioTelemetry, Inc. (a)	19,164	780,550
Brookdale Senior Living, Inc. (a)	110,013	833,899
Capital Senior Living Corp. (a)	22,826	99,978
Chemed Corp.	9,228	3,853,336
Community Health Systems, Inc. (a) (b)	65,690	236,484
CorVel Corp. (a)	6,645	503,026
Cross Country Healthcare, Inc. (a)	26,147	269,314
Diplomat Pharmacy, Inc. (a)	37,380	183,162
Ensign Group, Inc.	28,009	1,328,467
Enzo Biochem, Inc. (a)	32,516	117,058
Hanger, Inc. (a)	13,985	285,014
HealthEquity, Inc. (a)	32,747	1,871,327
Joint Corp (a)	6,810	126,734
LHC Group, Inc. (a)	15,024	1,706,125
Magellan Health, Inc. (a)	13,783	855,924
MEDNAX, Inc. (a)	48,113	1,088,316
National HealthCare Corp.	2,145	175,568
National Research Corp. Class A	1,992	115,038
Option Care Health, Inc. (a)	94,158	301,306
Owens & Minor, Inc.	46,085	267,754
Patterson Cos., Inc. (b)	50,742	904,222
PetIQ, Inc. (a) (b)	8,275	225,577
Premier, Inc. Class A (a)	31,461	909,852
Providence Service Corp. (a)	7,718	458,912
Psychemedics Corp.	3,856	35,128
R1 RCM, Inc. (a)	50,707	452,814
RadNet, Inc. (a)	28,458	408,657
Select Medical Holdings Corp. (a)	63,797	1,057,116
Surgery Partners, Inc. (a)	15,827	116,882

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Tenet Healthcare Corp. (a)	55,889	$1,236,265
Tivity Health, Inc. (a) (b)	24,652	409,963
Triple-S Management Corp. Class B (a)	16,527	221,462
US Physical Therapy, Inc.	6,511	850,011
		28,699,781
HEALTH CARE TECHNOLOGY — 1.0%
Allscripts Healthcare Solutions, Inc. (a)	99,873	1,096,605
Castlight Health, Inc. Class B (a)	56,155	79,179
Computer Programs & Systems, Inc.	2,418	54,671
Evolent Health, Inc. Class A (a)	45,985	330,632
HealthStream, Inc. (a)	18,838	487,716
HMS Holdings Corp. (a)	48,845	1,683,443
Inovalon Holdings, Inc. Class A (a) (b)	38,081	624,148
Inspire Medical Systems, Inc. (a)	7,279	444,165
Medidata Solutions, Inc. (a)	34,057	3,116,215
NextGen Healthcare, Inc. (a)	29,545	462,970
Omnicell, Inc. (a)	24,117	1,742,936
Simulations Plus, Inc.	5,893	204,487
Tabula Rasa HealthCare, Inc. (a) (b)	8,950	491,713
Teladoc Health, Inc. (a) (b)	33,216	2,249,387
Vocera Communications, Inc. (a) (b)	15,820	389,963
		13,458,230
HOTELS, RESTAURANTS & LEISURE — 3.2%
BBX Capital Corp.	37,661	175,877
Biglari Holdings, Inc. Class B (a)	792	86,328
BJ's Restaurants, Inc.	10,826	420,482
Bloomin' Brands, Inc.	48,779	923,386
Boyd Gaming Corp.	46,719	1,118,920
Brinker International, Inc. (b)	21,912	934,985
Carrols Restaurant Group, Inc. (a)	28,349	235,013
Century Casinos, Inc. (a)	15,488	119,722
Cheesecake Factory, Inc. (b)	24,506	1,021,410
Choice Hotels International, Inc.	19,437	1,729,116
Churchill Downs, Inc.	20,482	2,528,605
Chuy's Holdings, Inc. (a)	7,065	174,929
Cracker Barrel Old Country Store, Inc. (b)	13,967	2,271,733
Dave & Buster's Entertainment, Inc. (b)	21,132	823,091
Del Taco Restaurants, Inc. (a)	25,851	264,326
Denny's Corp. (a)	29,333	667,766
Dine Brands Global, Inc. (b)	10,087	765,200
Drive Shack, Inc. (a)	39,977	172,301
El Pollo Loco Holdings, Inc. (a)	7,251	79,471
Eldorado Resorts, Inc. (a) (b)	34,429	1,372,684
Everi Holdings, Inc. (a)	41,261	349,068
Fiesta Restaurant Group, Inc. (a)	15,669	163,271
Golden Entertainment, Inc. (a) (b)	9,109	121,059
Habit Restaurants, Inc. Class A (a)	10,381	90,730
Security Description	Shares	Value
Hilton Grand Vacations, Inc. (a)	52,713	$1,686,816
Hyatt Hotels Corp. Class A	22,165	1,632,896
International Speedway Corp. Class A	3,847	173,153
J Alexander's Holdings, Inc. (a)	9,515	111,516
Jack in the Box, Inc.	14,786	1,347,300
Lindblad Expeditions Holdings, Inc. (a)	15,614	261,691
Marriott Vacations Worldwide Corp.	23,212	2,404,995
Monarch Casino & Resort, Inc. (a)	7,186	299,584
Nathan's Famous, Inc.	2,146	154,190
Noodles & Co. (a) (b)	18,851	106,697
Papa John's International, Inc. (b)	13,204	691,229
Penn National Gaming, Inc. (a)	62,315	1,160,617
Playa Hotels & Resorts NV (a)	54,483	426,602
PlayAGS, Inc. (a)	11,061	113,707
Potbelly Corp. (a)	23,113	100,773
RCI Hospitality Holdings, Inc.	5,893	121,867
Red Lion Hotels Corp. (a)	10,714	69,427
Red Robin Gourmet Burgers, Inc. (a)	9,044	300,803
Red Rock Resorts, Inc. Class A	39,794	808,017
Ruth's Hospitality Group, Inc.	14,948	305,163
Scientific Games Corp. Class A (a) (b)	30,754	625,844
SeaWorld Entertainment, Inc. (a)	42,956	1,130,602
Shake Shack, Inc. Class A (a)	16,514	1,619,033
Six Flags Entertainment Corp.	38,224	1,941,397
Texas Roadhouse, Inc.	39,924	2,096,809
Town Sports International Holdings, Inc. (a) (b)	17,624	28,903
Wendy's Co.	121,968	2,436,921
Wingstop, Inc.	17,540	1,530,891
Wyndham Destinations, Inc.	51,933	2,389,957
Wyndham Hotels & Resorts, Inc.	43,152	2,232,685
		44,919,558
HOUSEHOLD DURABLES — 2.0%
Bassett Furniture Industries, Inc.	5,914	90,484
Beazer Homes USA, Inc. (a)	22,990	342,551
Cavco Industries, Inc. (a)	5,578	1,071,478
Century Communities, Inc. (a)	12,749	390,502
Ethan Allen Interiors, Inc.	21,043	401,921
Flexsteel Industries, Inc.	7,219	106,986
GoPro, Inc. Class A (a) (b)	66,939	347,079
Helen of Troy, Ltd. (a)	14,782	2,330,530
Hooker Furniture Corp.	7,080	151,795
Installed Building Products, Inc. (a)	12,062	691,635
iRobot Corp. (a) (b)	14,696	906,302
KB Home	50,564	1,719,176
La-Z-Boy, Inc.	26,794	900,011
LGI Homes, Inc. (a) (b)	12,090	1,007,339
Lifetime Brands, Inc.	8,319	73,623
Lovesac Co. (a) (b)	3,061	57,149
M/I Homes, Inc. (a)	12,781	481,205
MDC Holdings, Inc.	27,078	1,167,062

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Meritage Homes Corp. (a)	20,293	$1,427,613
Roku, Inc. (a) (b)	42,872	4,362,655
Skyline Champion Corp. (a)	31,968	961,917
Sonos, Inc. (a)	14,236	190,905
Taylor Morrison Home Corp. Class A (a)	57,318	1,486,829
Tempur Sealy International, Inc. (a)	31,448	2,427,786
TopBuild Corp. (a)	19,501	1,880,481
TRI Pointe Group, Inc. (a)	80,507	1,210,825
Tupperware Brands Corp.	26,952	427,728
Turtle Beach Corp. (a) (b)	6,302	73,544
Universal Electronics, Inc. (a)	7,369	375,082
VOXX International Corp. (a)	14,817	69,640
William Lyon Homes Class A (a)	21,545	438,656
ZAGG, Inc. (a) (b)	20,020	125,525
		27,696,014
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a) (b)	7,380	215,717
Energizer Holdings, Inc. (b)	38,292	1,668,765
Oil-Dri Corp. of America	3,453	117,609
Spectrum Brands Holdings, Inc.	25,665	1,353,059
WD-40 Co. (b)	8,340	1,530,724
		4,885,874
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Clearway Energy, Inc. Class A	12,711	220,409
Clearway Energy, Inc. Class C	4,397	80,245
Ormat Technologies, Inc.	26,931	2,000,704
Pattern Energy Group, Inc. Class A	61,620	1,659,426
TerraForm Power, Inc. Class A	116,861	2,129,792
		6,090,576
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	21,950	734,447
INSURANCE — 2.6%
Ambac Financial Group, Inc. (a)	26,454	517,176
American Equity Investment Life Holding Co.	51,415	1,244,243
American National Insurance Co.	8,392	1,038,342
AMERISAFE, Inc.	10,403	687,742
Brighthouse Financial, Inc. (a)	55,348	2,239,934
Citizens, Inc. (a)	32,691	224,587
CNO Financial Group, Inc.	91,089	1,441,939
Crawford & Co. Class B	7,191	72,557
eHealth, Inc. (a)	11,968	799,343
Employers Holdings, Inc.	17,626	768,141
FBL Financial Group, Inc. Class A	5,013	298,324
FedNat Holding Co.	5,511	77,099
Genworth Financial, Inc. Class A (a)	283,383	1,246,885
Goosehead Insurance, Inc. Class A (b)	6,542	322,848
Hallmark Financial Services, Inc. (a)	7,647	146,287
Hanover Insurance Group, Inc.	24,082	3,264,074
Security Description	Shares	Value
HCI Group, Inc.	2,002	$84,164
Health Insurance Innovations, Inc. Class A (a) (b)	9,543	237,907
Heritage Insurance Holdings, Inc.	10,482	156,706
Horace Mann Educators Corp.	26,558	1,230,432
Independence Holding Co.	3,492	134,756
Investors Title Co.	988	158,179
Kemper Corp.	32,563	2,538,286
Kingstone Cos., Inc.	6,173	52,594
Kinsale Capital Group, Inc.	11,206	1,157,692
MBIA, Inc. (a)	55,536	512,597
Mercury General Corp.	14,112	788,579
National General Holdings Corp.	41,555	956,596
National Western Life Group, Inc. Class A	981	263,271
Primerica, Inc.	25,014	3,182,531
ProAssurance Corp.	28,631	1,152,970
RLI Corp.	25,152	2,336,872
Safety Insurance Group, Inc.	10,326	1,046,334
Selective Insurance Group, Inc.	31,527	2,370,515
State Auto Financial Corp.	8,161	264,335
Stewart Information Services Corp.	13,099	508,110
Trupanion, Inc. (a) (b)	18,661	474,363
United Fire Group, Inc.	12,545	589,364
United Insurance Holdings Corp.	17,563	245,706
Universal Insurance Holdings, Inc.	19,443	583,096
White Mountains Insurance Group, Ltd.	995	1,074,600
		36,490,076
INTERACTIVE MEDIA & SERVICES — 0.5%
Actua Corp. (a) (c)	2,667	747
ANGI Homeservices, Inc. Class A (a) (b)	43,414	307,588
Care.com, Inc. (a)	19,391	202,636
Cargurus, Inc. (a) (b)	35,130	1,087,274
Cars.com, Inc. (a) (b)	41,843	375,750
DHI Group, Inc. (a)	31,567	121,533
Liberty TripAdvisor Holdings, Inc. Class A (a)	38,956	366,576
Match Group, Inc.	29,535	2,109,980
Meet Group, Inc. (a)	40,855	133,800
QuinStreet, Inc. (a) (b)	23,823	299,932
TrueCar, Inc. (a)	52,269	177,715
Yelp, Inc. (a)	45,590	1,584,252
		6,767,783
INTERNET & DIRECT MARKETING RETAIL — 0.3%
1-800-Flowers.com, Inc. Class A (a)	12,962	191,773
Duluth Holdings, Inc. Class B (a) (b)	12,862	109,070
Expedia Group, Inc.	24	3,226
Groupon, Inc. (a)	269,826	717,737
Lands' End, Inc. (a) (b)	10,301	116,865
Liquidity Services, Inc. (a)	17,624	130,418

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Overstock.com, Inc. (a)	14,592	$154,529
PetMed Express, Inc. (b)	9,294	167,478
Quotient Technology, Inc. (a)	44,799	350,328
Rubicon Project, Inc. (a)	31,905	277,892
Shutterstock, Inc. (a)	10,919	394,394
Stamps.com, Inc. (a)	9,013	671,018
Stitch Fix, Inc. Class A (a) (b)	23,894	459,959
		3,744,687
IT SERVICES — 2.3%
Brightcove, Inc. (a)	23,972	251,227
CACI International, Inc. Class A (a)	13,951	3,226,308
Carbonite, Inc. (a)	15,459	239,460
Cardtronics PLC Class A (a)	27,036	817,569
Cass Information Systems, Inc.	8,944	482,887
Conduent, Inc. (a)	118,970	739,993
CoreLogic, Inc. (a)	46,097	2,132,908
CSG Systems International, Inc.	19,200	992,256
Endurance International Group Holdings, Inc. (a)	56,433	211,624
EVERTEC, Inc.	34,432	1,074,967
Evo Payments, Inc. Class A (a) (b)	11,256	316,519
ExlService Holdings, Inc. (a)	17,728	1,187,067
GreenSky, Inc. Class A (a) (b)	27,812	190,373
GTT Communications, Inc. (a) (b)	23,294	219,429
Hackett Group, Inc.	17,607	289,811
Information Services Group, Inc. (a)	18,585	46,184
Internap Corp. (a) (b)	16,418	42,358
KBR, Inc.	80,453	1,974,317
Limelight Networks, Inc. (a)	79,295	240,264
LiveRamp Holdings, Inc. (a)	31,260	1,342,930
ManTech International Corp. Class A	15,423	1,101,356
MAXIMUS, Inc.	35,890	2,772,861
MoneyGram International, Inc. (a) (b)	25,009	99,536
MongoDB, Inc. (a) (b)	18,614	2,242,615
Net 1 UEPS Technologies, Inc. (a) (b)	25,990	92,784
NIC, Inc.	37,826	781,107
Paysign, Inc. (a) (b)	11,853	119,715
Perficient, Inc. (a)	18,897	729,046
Perspecta, Inc.	72,915	1,904,540
PFSweb, Inc. (a)	10,526	26,631
Presidio, Inc.	11,247	190,074
PRGX Global, Inc. (a)	12,862	66,239
Science Applications International Corp.	29,595	2,585,123
StarTek, Inc. (a)	8,397	54,329
Switch, Inc. Class A (b)	25,843	403,668
Sykes Enterprises, Inc. (a)	25,236	773,231
TTEC Holdings, Inc.	8,180	391,658
Tucows, Inc. Class A (a) (b)	4,854	262,893
Unisys Corp. (a)	28,186	209,422
Security Description	Shares	Value
Virtusa Corp. (a)	16,924	$609,602
		31,434,881
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Acushnet Holdings Corp.	16,801	443,547
American Outdoor Brands Corp. (a)	32,772	191,716
Brunswick Corp.	36,487	1,901,703
Callaway Golf Co.	57,881	1,123,470
Clarus Corp.	15,388	180,424
Escalade, Inc.	7,191	78,310
Johnson Outdoors, Inc. Class A	6,691	391,825
Malibu Boats, Inc. Class A (a)	10,946	335,823
MasterCraft Boat Holdings, Inc. (a)	13,253	197,801
Mattel, Inc. (a) (b)	178,264	2,030,427
Nautilus, Inc. (a)	22,020	29,727
Sturm Ruger & Co., Inc.	10,395	434,095
Vista Outdoor, Inc. (a)	31,149	192,812
		7,531,680
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Accelerate Diagnostics, Inc. (a) (b)	17,806	330,657
Cambrex Corp. (a)	18,957	1,127,942
Champions Oncology, Inc. (a)	4,845	27,374
ChromaDex Corp. (a) (b)	18,753	73,793
Codexis, Inc. (a) (b)	29,088	398,942
Fluidigm Corp. (a)	32,046	148,373
Harvard Bioscience, Inc. (a)	22,679	69,738
Luminex Corp.	23,654	488,455
Medpace Holdings, Inc. (a)	13,743	1,154,962
NanoString Technologies, Inc. (a)	14,607	315,365
NeoGenomics, Inc. (a)	43,067	823,441
Pacific Biosciences of California, Inc. (a)	75,305	388,574
Syneos Health, Inc. (a)	34,138	1,816,483
		7,164,099
MACHINERY — 3.5%
Actuant Corp. Class A	34,526	757,500
Alamo Group, Inc.	4,972	585,304
Albany International Corp. Class A	16,622	1,498,640
Altra Industrial Motion Corp.	22,310	617,875
Astec Industries, Inc.	11,886	369,655
Barnes Group, Inc.	27,096	1,396,528
Blue Bird Corp. (a)	8,216	156,392
Briggs & Stratton Corp.	20,094	121,770
Chart Industries, Inc. (a)	16,736	1,043,657
CIRCOR International, Inc. (a)	11,396	427,920
Colfax Corp. (a) (b)	45,999	1,336,731
Columbus McKinnon Corp.	11,896	433,371
Commercial Vehicle Group, Inc. (a)	17,624	127,069
Douglas Dynamics, Inc.	12,532	558,551
Eastern Co.	3,856	95,706
Energy Recovery, Inc. (a) (b)	24,934	231,014
EnPro Industries, Inc.	11,310	776,431

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
ESCO Technologies, Inc.	14,649	$1,165,474
Evoqua Water Technologies Corp. (a)	42,559	724,354
ExOne Co. (a) (b)	7,191	63,640
Federal Signal Corp.	34,302	1,123,047
Franklin Electric Co., Inc.	22,085	1,055,884
Gorman-Rupp Co.	13,070	454,705
Graham Corp.	7,237	143,727
Greenbrier Cos., Inc.	19,617	590,864
Harsco Corp. (a)	47,317	897,130
Helios Technologies, Inc.	14,485	587,656
Hillenbrand, Inc.	37,092	1,145,401
Hurco Cos., Inc.	3,832	123,275
Hyster-Yale Materials Handling, Inc.	3,715	203,322
ITT, Inc.	47,789	2,924,209
John Bean Technologies Corp.	17,406	1,730,679
Kadant, Inc.	6,646	583,452
Kennametal, Inc.	43,600	1,340,264
LB Foster Co. Class A (a)	5,893	127,701
Lindsay Corp. (b)	6,535	606,775
LiqTech International, Inc. (a) (b)	11,931	94,255
Lydall, Inc. (a)	9,431	234,926
Manitex International, Inc. (a)	9,415	62,610
Manitowoc Co., Inc (a)	19,075	238,438
Meritor, Inc. (a)	44,487	823,009
Milacron Holdings Corp. (a)	39,326	655,564
Miller Industries, Inc.	8,255	274,891
Mueller Industries, Inc.	30,489	874,425
Mueller Water Products, Inc. Class A	89,557	1,006,621
Navistar International Corp. (a)	45,210	1,270,853
NN, Inc.	21,406	152,625
Omega Flex, Inc.	2,126	217,384
Park-Ohio Holdings Corp.	2,459	73,426
Proto Labs, Inc. (a)	14,948	1,526,191
RBC Bearings, Inc. (a)	13,047	2,164,628
REV Group, Inc. (b)	15,000	171,450
Rexnord Corp. (a)	56,221	1,520,778
Spartan Motors, Inc.	18,712	256,729
SPX Corp. (a)	24,484	979,605
SPX FLOW, Inc. (a)	23,639	932,795
Standex International Corp.	7,244	528,377
Tennant Co.	10,874	768,792
Terex Corp.	37,628	977,199
Timken Co.	36,960	1,608,130
Titan International, Inc.	35,335	95,405
TriMas Corp. (a)	24,763	758,986
Trinity Industries, Inc.	45,990	905,083
Twin Disc, Inc. (a)	4,441	47,030
Wabash National Corp.	30,778	446,589
Watts Water Technologies, Inc. Class A	15,906	1,490,869
Welbilt, Inc. (a) (b)	79,433	1,339,240
		48,622,576
Security Description	Shares	Value
MARINE — 0.3%
Genco Shipping & Trading, Ltd. (a)	18,585	$170,982
Kirby Corp. (a)	30,862	2,535,622
Matson, Inc.	26,105	979,198
		3,685,802
MEDIA — 1.5%
AMC Networks, Inc. Class A (a) (b)	25,039	1,230,917
Boston Omaha Corp. Class A (a) (b)	8,141	161,436
Cable One, Inc.	2,773	3,479,283
Cardlytics, Inc. (a) (b)	4,976	166,795
Clear Channel Outdoor Holding, Inc. (a)	22,038	55,536
comScore, Inc. (a) (b)	11,281	21,547
DISH Network Corp. Class A (a)	6,471	220,467
Entercom Communications Corp. Class A (b)	75,258	251,362
Entravision Communications Corp. Class A	55,783	177,390
EW Scripps Co. Class A	35,779	475,145
Fluent, Inc. (a)	15,877	43,424
Gannett Co., Inc.	70,238	754,356
Gray Television, Inc. (a)	50,828	829,513
Hemisphere Media Group, Inc. (a)	12,750	155,805
Lee Enterprises, Inc. (a)	33,213	67,755
Liberty Latin America, Ltd. Class A (a)	28,354	484,003
Loral Space & Communications, Inc. (a)	15,475	640,665
Marchex, Inc. Class B (a)	22,165	69,598
MDC Partners, Inc. Class A (a)	46,803	131,984
Meredith Corp. (b)	24,163	885,816
MSG Networks, Inc. Class A (a)	35,733	579,589
National CineMedia, Inc.	42,141	345,556
New Media Investment Group, Inc. (b)	21,065	185,583
New York Times Co. Class A (b)	81,859	2,331,344
Nexstar Media Group, Inc. Class A	26,057	2,665,892
Scholastic Corp.	21,102	796,811
Sinclair Broadcast Group, Inc. Class A	37,226	1,591,039
TechTarget, Inc. (a)	15,588	351,120
TEGNA, Inc.	124,478	1,933,143
Townsquare Media, Inc. Class A	5,893	41,428
Tribune Publishing Co.	8,699	74,637
		21,198,939
METALS & MINING — 1.0%
AK Steel Holding Corp. (a)	175,488	398,358
Allegheny Technologies, Inc. (a) (b)	67,914	1,375,258
Carpenter Technology Corp.	27,798	1,436,045
Century Aluminum Co. (a)	23,726	157,422
Cleveland-Cliffs, Inc. (b)	154,962	1,118,826
Coeur Mining, Inc. (a)	128,975	620,370
Commercial Metals Co.	68,069	1,183,039

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Compass Minerals International, Inc.	17,752	$1,002,810
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	5,429	—
Gold Resource Corp. (b)	40,638	123,946
Haynes International, Inc.	9,327	334,280
Hecla Mining Co.	291,656	513,315
Kaiser Aluminum Corp.	10,333	1,022,657
Materion Corp.	11,376	698,031
McEwen Mining, Inc. (b)	141,605	220,904
Mesabi Trust (b)	3,748	89,652
Olympic Steel, Inc.	7,191	103,550
Ryerson Holding Corp. (a)	12,750	108,757
Schnitzer Steel Industries, Inc. Class A	16,439	339,630
SunCoke Energy, Inc. (a)	26,947	151,981
Synalloy Corp.	4,441	70,834
TimkenSteel Corp. (a)	26,454	166,396
United States Steel Corp. (b)	77,321	893,057
Universal Stainless & Alloy Products, Inc. (a)	4,441	69,280
Warrior Met Coal, Inc.	26,002	507,559
Worthington Industries, Inc.	23,041	830,628
		13,536,585
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.3%
AG Mortgage Investment Trust, Inc. REIT	12,496	189,314
Anworth Mortgage Asset Corp. REIT	71,241	235,095
Apollo Commercial Real Estate Finance, Inc. REIT	63,974	1,226,382
Arbor Realty Trust, Inc. REIT (b)	33,404	437,926
Ares Commercial Real Estate Corp. REIT	19,012	289,553
Arlington Asset Investment Corp. Class A (b)	20,196	110,876
ARMOUR Residential REIT, Inc. (b)	15,380	257,615
Blackstone Mortgage Trust, Inc. Class A REIT (b)	56,894	2,039,650
Capstead Mortgage Corp. REIT	47,581	349,720
Cherry Hill Mortgage Investment Corp. REIT	5,415	70,937
Chimera Investment Corp. REIT (b)	89,076	1,742,327
Colony Credit Real Estate, Inc. REIT	54,449	787,333
Ellington Residential Mortgage REIT (b)	8,766	92,394
Exantas Capital Corp. REIT	13,111	149,072
Granite Point Mortgage Trust, Inc. REIT	30,887	578,822
Great Ajax Corp. REIT	18,753	290,672
Invesco Mortgage Capital, Inc. REIT	42,210	646,235
Security Description	Shares	Value
KKR Real Estate Finance Trust, Inc. REIT	25,433	$496,707
Ladder Capital Corp. REIT	48,571	838,821
MFA Financial, Inc. REIT	222,318	1,636,260
New York Mortgage Trust, Inc. REIT	63,934	389,358
Orchid Island Capital, Inc. REIT (b)	27,115	155,911
PennyMac Mortgage Investment Trust REIT	36,181	804,304
Ready Capital Corp. REIT	30,771	489,874
Redwood Trust, Inc. REIT	42,662	700,083
TPG RE Finance Trust, Inc. REIT	34,433	683,151
Two Harbors Investment Corp. REIT	128,290	1,684,448
Western Asset Mortgage Capital Corp. REIT	13,679	132,002
		17,504,842
MULTI-UTILITIES — 0.5%
Avista Corp.	33,907	1,642,455
Black Hills Corp.	28,847	2,213,430
NorthWestern Corp.	25,986	1,950,249
Unitil Corp.	8,945	567,471
		6,373,605
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	21,613	529,518
Dillard's, Inc. Class A (b)	10,398	687,412
JC Penney Co., Inc. (a) (b)	179,723	159,756
		1,376,686
OIL, GAS & CONSUMABLE FUELS — 2.1%
Abraxas Petroleum Corp. (a)	97,059	49,257
Adams Resources & Energy, Inc.	1,218	37,758
Altus Midstream Co. Class A (a)	22,144	62,668
Amplify Energy Corp.	12,351	76,206
Antero Resources Corp. (a) (b)	128,267	387,366
Arch Coal, Inc. Class A (b)	10,138	752,240
Berry Petroleum Corp.	35,682	333,984
Bonanza Creek Energy, Inc. (a)	12,615	282,450
California Resources Corp. (a) (b)	25,217	257,213
Callon Petroleum Co. (a) (b)	125,545	544,865
Carrizo Oil & Gas, Inc. (a) (b)	52,230	448,395
Centennial Resource Development, Inc. Class A (a)	87,389	394,561
Chaparral Energy, Inc. Class A (a) (b)	18,813	25,209
Chesapeake Energy Corp. (a) (b)	621,286	876,013
Clean Energy Fuels Corp. (a)	71,147	146,919
CNX Resources Corp. (a)	113,620	824,881
Comstock Resources, Inc. (a) (b)	58,068	452,350
CONSOL Energy, Inc. (a)	17,345	271,102
CVR Energy, Inc.	53,961	2,375,903
Delek US Holdings, Inc.	44,845	1,627,874
Denbury Resources, Inc. (a) (b)	278,939	331,937
Dorian LPG, Ltd. (a)	19,142	198,311
Evolution Petroleum Corp.	8,851	51,690

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Extraction Oil & Gas, Inc. (a) (b)	66,463	$195,401
Gran Tierra Energy, Inc. (a) (b)	238,078	297,598
Green Plains, Inc. (b)	28,330	300,156
Gulfport Energy Corp. (a)	91,338	247,526
Halcon Resources Corp. (a) (b)	114,502	8,072
Hallador Energy Co.	10,526	38,104
HighPoint Resources Corp. (a)	57,557	91,516
International Seaways, Inc. (a)	13,867	267,078
Jagged Peak Energy, Inc. (a) (b)	15,501	112,537
Kosmos Energy, Ltd.	148,799	928,506
Laredo Petroleum, Inc. (a)	108,942	262,550
Lilis Energy, Inc. (a) (b)	32,832	10,933
Magnolia Oil & Gas Corp. Class A (a) (b)	50,675	562,493
Matador Resources Co. (a) (b)	60,670	1,002,875
NACCO Industries, Inc. Class A	2,163	138,237
Northern Oil and Gas, Inc. (a) (b)	107,076	209,869
Oasis Petroleum, Inc. (a)	163,046	564,139
Panhandle Oil and Gas, Inc. Class A	8,310	116,174
Par Pacific Holdings, Inc. (a)	28,348	648,035
PBF Energy, Inc. Class A	54,364	1,478,157
PDC Energy, Inc. (a)	36,348	1,008,657
Peabody Energy Corp.	63,884	940,372
Penn Virginia Corp. (a)	10,393	302,125
QEP Resources, Inc.	141,261	522,666
Range Resources Corp. (b)	144,098	550,454
Renewable Energy Group, Inc. (a) (b)	20,229	303,536
REX American Resources Corp. (a)	4,818	367,758
Ring Energy, Inc. (a)	40,982	67,210
Roan Resources, Inc. (a) (b)	74,612	91,773
Sabine Royalty Trust	3,748	162,626
SandRidge Energy, Inc. (a)	24,781	116,471
SemGroup Corp. Class A	37,094	606,116
SilverBow Resources, Inc. (a)	7,380	71,512
SM Energy Co.	64,379	623,833
Southwestern Energy Co. (a) (b)	316,324	610,505
SRC Energy, Inc. (a) (b)	143,248	667,536
Talos Energy, Inc. (a)	14,569	296,188
Tellurian, Inc. (a) (b)	54,322	451,687
Unit Corp. (a)	31,671	107,048
Uranium Energy Corp. (a) (b)	118,089	115,125
W&T Offshore, Inc. (a)	49,124	214,672
Whiting Petroleum Corp. (a) (b)	52,782	423,839
World Fuel Services Corp.	39,975	1,596,602
		28,507,419
PAPER & FOREST PRODUCTS — 0.5%
Boise Cascade Co.	21,487	700,261
Clearwater Paper Corp. (a)	11,805	249,322
Domtar Corp.	33,764	1,209,089
Louisiana-Pacific Corp.	67,116	1,649,711
Mercer International, Inc.	24,613	308,647
Neenah, Inc.	11,180	728,042
PH Glatfelter Co.	21,068	324,236
Security Description	Shares	Value
Resolute Forest Products, Inc.	53,808	$252,898
Schweitzer-Mauduit International, Inc.	17,328	648,760
Verso Corp. Class A (a)	19,149	237,065
		6,308,031
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	253,555	1,115,642
Edgewell Personal Care Co. (a)	30,836	1,001,862
elf Beauty, Inc. (a)	12,343	216,126
Inter Parfums, Inc.	10,880	761,274
Medifast, Inc. (b)	6,566	680,434
Nu Skin Enterprises, Inc. Class A	29,525	1,255,698
USANA Health Sciences, Inc. (a)	8,540	584,051
		5,615,087
PHARMACEUTICALS — 1.1%
AcelRx Pharmaceuticals, Inc. (a) (b)	33,220	73,084
Aclaris Therapeutics, Inc. (a) (b)	9,061	9,786
Aerie Pharmaceuticals, Inc. (a) (b)	23,811	457,647
Akorn, Inc. (a)	60,854	231,245
Amneal Pharmaceuticals, Inc. (a) (b)	44,233	128,276
Amphastar Pharmaceuticals, Inc. (a)	25,831	512,229
ANI Pharmaceuticals, Inc. (a)	3,596	262,076
Arvinas Holding Co. LLC (a)	4,905	105,703
Assertio Therapeutics, Inc. (a)	46,089	58,994
Axsome Therapeutics, Inc. (a) (b)	12,259	248,122
BioDelivery Sciences International, Inc. (a)	35,722	150,390
Cara Therapeutics, Inc. (a) (b)	23,802	435,101
Collegium Pharmaceutical, Inc. (a)	16,888	193,874
Corcept Therapeutics, Inc. (a)	58,444	826,106
CorMedix, Inc. (a) (b)	13,715	87,502
Cymabay Therapeutics, Inc. (a)	30,793	157,660
Dermira, Inc. (a) (b)	19,450	124,285
Dova Pharmaceuticals, Inc. (a) (b)	8,152	227,848
Elanco Animal Health, Inc. (a)	5,166	137,364
Elanco Animal Health, Inc. (a) (d)	34,895	—
Eloxx Pharmaceuticals, Inc. (a) (b)	10,153	45,892
Evofem Biosciences, Inc. (a) (b)	17,453	87,963
Evolus, Inc. (a) (b)	6,186	96,625
Harrow Health, Inc. (a) (b)	19,227	108,056
Innoviva, Inc. (a)	40,805	430,085
Intersect ENT, Inc. (a)	20,565	349,811
Intra-Cellular Therapies, Inc. (a) (b)	30,138	225,131
Lannett Co., Inc. (a)	25,815	289,128
Marinus Pharmaceuticals, Inc. (a) (b)	29,372	45,233
MyoKardia, Inc. (a) (b)	24,002	1,251,704
Neos Therapeutics, Inc. (a) (b)	12,750	18,870
Odonate Therapeutics, Inc. (a) (b)	13,041	339,457
Omeros Corp. (a) (b)	27,785	453,729
Pacira BioSciences, Inc. (a)	22,839	869,481

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Paratek Pharmaceuticals, Inc. (a) (b)	21,095	$91,130
Phibro Animal Health Corp. Class A	14,426	307,707
Prestige Consumer Healthcare, Inc. (a) (b)	32,017	1,110,670
Reata Pharmaceuticals, Inc. Class A (a) (b)	13,047	1,047,544
Revance Therapeutics, Inc. (a)	18,839	244,907
SIGA Technologies, Inc. (a) (b)	55,445	283,878
Strongbridge Biopharma PLC (a)	22,417	53,577
Supernus Pharmaceuticals, Inc. (a)	28,913	794,529
TherapeuticsMD, Inc. (a) (b)	126,052	457,569
Tricida, Inc. (a) (b)	15,012	463,420
Xeris Pharmaceuticals, Inc. (a) (b)	9,374	92,146
Zogenix, Inc. (a) (b)	23,057	923,202
Zynerba Pharmaceuticals, Inc. (a) (b)	7,947	60,079
		14,968,815
PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp. (a)	36,452	97,691
ASGN, Inc. (a)	29,730	1,868,828
Barrett Business Services, Inc.	5,614	498,635
BG Staffing, Inc.	4,874	93,142
CBIZ, Inc. (a)	30,750	722,625
CRA International, Inc.	6,061	254,380
Exponent, Inc.	28,905	2,020,459
Forrester Research, Inc.	5,527	177,638
Franklin Covey Co. (a)	7,191	251,685
FTI Consulting, Inc. (a)	22,236	2,356,794
GP Strategies Corp. (a)	12,737	163,543
Heidrick & Struggles International, Inc.	10,895	297,433
Huron Consulting Group, Inc. (a)	13,840	848,946
ICF International, Inc.	11,858	1,001,645
InnerWorkings, Inc. (a)	34,220	151,595
Insperity, Inc.	21,356	2,106,129
Kforce, Inc.	13,910	526,285
Korn Ferry	31,165	1,204,216
Mistras Group, Inc. (a)	13,752	225,533
Navigant Consulting, Inc.	23,418	654,533
Resources Connection, Inc.	14,644	248,802
TriNet Group, Inc. (a)	26,027	1,618,619
TrueBlue, Inc. (a)	24,500	516,950
Upwork, Inc. (a) (b)	17,551	233,516
Willdan Group, Inc. (a)	3,525	123,657
		18,263,279
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Consolidated-Tomoka Land Co.	3,830	251,248
Cushman & Wakefield PLC (a)	99,420	1,842,253
Essential Properties Realty Trust, Inc. REIT	15,560	356,480
eXp World Holdings, Inc. (a) (b)	10,057	84,278
Five Point Holdings LLC Class A (a) (b)	14,492	108,690
Security Description	Shares	Value
FRP Holdings, Inc. (a)	5,156	$247,591
Kennedy-Wilson Holdings, Inc.	71,315	1,563,225
Marcus & Millichap, Inc. (a)	8,096	287,327
Maui Land & Pineapple Co., Inc. (a)	3,856	41,953
Newmark Group, Inc. Class A	68,784	623,183
RE/MAX Holdings, Inc. Class A	8,791	282,718
Realogy Holdings Corp. (b)	65,834	439,771
Redfin Corp. (a) (b)	38,319	645,292
RMR Group, Inc. Class A	4,459	202,795
St. Joe Co. (a) (b)	41,079	703,683
Tejon Ranch Co. (a)	18,809	319,189
		7,999,676
ROAD & RAIL — 0.8%
ArcBest Corp.	13,899	423,225
Avis Budget Group, Inc. (a)	39,920	1,128,139
Covenant Transportation Group, Inc. Class A (a)	9,110	149,768
Daseke, Inc. (a) (b)	15,388	38,470
Heartland Express, Inc.	24,117	518,757
Hertz Global Holdings, Inc. (a)	75,555	1,045,681
Landstar System, Inc.	22,045	2,481,826
Marten Transport, Ltd.	24,284	504,621
PAM Transportation Services, Inc. (a)	511	30,205
Roadrunner Transportation Systems, Inc. (a) (b)	17,339	179,632
Ryder System, Inc.	29,437	1,523,953
Saia, Inc. (a)	14,981	1,403,720
Schneider National, Inc. Class B	28,648	622,235
Universal Logistics Holdings, Inc.	6,032	140,425
USA Truck, Inc. (a)	3,856	30,964
Werner Enterprises, Inc.	23,428	827,008
YRC Worldwide, Inc. (a) (b)	12,726	38,433
		11,087,062
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
ACM Research, Inc. Class A (a)	6,493	89,993
Adesto Technologies Corp. (a) (b)	9,315	79,736
Advanced Energy Industries, Inc. (a)	21,155	1,214,509
Alpha & Omega Semiconductor, Ltd. (a)	9,722	119,386
Ambarella, Inc. (a)	17,481	1,098,419
Amkor Technology, Inc. (a)	52,709	479,652
Axcelis Technologies, Inc. (a)	16,464	281,370
AXT, Inc. (a)	30,777	109,566
Brooks Automation, Inc.	37,763	1,398,364
Cabot Microelectronics Corp.	16,531	2,334,342
CEVA, Inc. (a)	12,123	361,993
Cirrus Logic, Inc. (a)	32,690	1,751,530
Cohu, Inc.	20,691	279,432
CyberOptics Corp. (a)	5,893	84,388
Diodes, Inc. (a)	23,347	937,382
DSP Group, Inc. (a)	14,400	202,824

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Enphase Energy, Inc. (a) (b)	41,346	$919,122
Entegris, Inc.	75,302	3,543,712
Everspin Technologies, Inc. (a)	6,173	37,840
FormFactor, Inc. (a)	41,612	775,856
GSI Technology, Inc. (a)	10,433	91,393
Ichor Holdings, Ltd. (a)	11,736	283,776
Impinj, Inc. (a) (b)	10,338	318,721
Inphi Corp. (a)	23,729	1,448,655
Kopin Corp. (a) (b)	48,343	32,791
Kulicke & Soffa Industries, Inc.	37,122	871,625
Lattice Semiconductor Corp. (a)	77,379	1,414,875
MACOM Technology Solutions Holdings, Inc. (a) (b)	24,647	529,787
MagnaChip Semiconductor Corp. (a)	14,169	143,674
MaxLinear, Inc. (a) (b)	37,447	838,064
MKS Instruments, Inc.	29,604	2,731,857
Nanometrics, Inc. (a)	13,032	425,104
NeoPhotonics Corp. (a)	29,479	179,527
NVE Corp.	3,913	259,628
PDF Solutions, Inc. (a)	16,637	217,446
Photronics, Inc. (a)	33,292	362,217
Pixelworks, Inc. (a)	17,724	65,579
Power Integrations, Inc.	14,868	1,344,513
Rambus, Inc. (a)	55,842	732,926
Rudolph Technologies, Inc. (a)	17,604	464,041
Semtech Corp. (a)	37,120	1,804,403
Silicon Laboratories, Inc. (a)	24,041	2,676,965
SMART Global Holdings, Inc. (a)	5,425	138,229
SolarEdge Technologies, Inc. (a)	22,215	1,859,840
SunPower Corp. (a) (b)	32,035	351,424
Synaptics, Inc. (a)	19,117	763,724
Ultra Clean Holdings, Inc. (a) (b)	19,072	279,119
Veeco Instruments, Inc. (a)	26,228	306,343
Versum Materials, Inc.	60,182	3,185,433
Xperi Corp.	28,382	586,940
		40,808,035
SOFTWARE — 5.5%
2U, Inc. (a) (b)	31,982	520,667
8x8, Inc. (a) (b)	53,991	1,118,694
A10 Networks, Inc. (a)	41,722	289,551
ACI Worldwide, Inc. (a)	64,344	2,015,576
Agilysys, Inc. (a)	15,488	396,648
Alarm.com Holdings, Inc. (a)	20,495	955,887
Altair Engineering, Inc. Class A (a) (b)	19,304	668,304
Alteryx, Inc. Class A (a) (b)	20,167	2,166,541
American Software, Inc. Class A	3,380	50,768
Anaplan, Inc. (a)	46,029	2,163,363
Appfolio, Inc. Class A (a) (b)	8,479	806,692
Appian Corp. (a) (b)	15,489	735,728
Avalara, Inc. (a)	26,127	1,758,086
Avaya Holdings Corp. (a) (b)	61,479	628,930
Benefitfocus, Inc. (a) (b)	13,673	325,554
Blackbaud, Inc.	27,750	2,506,935
Blackline, Inc. (a)	25,309	1,210,023
Security Description	Shares	Value
Bottomline Technologies DE, Inc. (a)	24,586	$967,459
Box, Inc. Class A (a)	77,442	1,282,440
Carbon Black, Inc. (a) (b)	18,808	488,820
ChannelAdvisor Corp. (a)	16,341	152,462
Cision, Ltd. (a)	34,212	263,090
Cloudera, Inc. (a) (b)	138,888	1,230,548
CommVault Systems, Inc. (a)	24,357	1,089,001
Cornerstone OnDemand, Inc. (a)	31,430	1,722,993
Coupa Software, Inc. (a)	32,330	4,188,998
Digimarc Corp. (a)	5,772	225,627
Digital Turbine, Inc. (a)	30,473	196,398
Dropbox, Inc. Class A (a)	103,221	2,081,968
Ebix, Inc. (b)	12,952	545,279
eGain Corp. (a)	13,509	108,140
Envestnet, Inc. (a)	27,971	1,585,956
Everbridge, Inc. (a) (b)	18,506	1,142,005
FireEye, Inc. (a)	111,765	1,490,945
Five9, Inc. (a)	33,615	1,806,470
ForeScout Technologies, Inc. (a)	16,529	626,780
Ideanomics, Inc. (a) (b)	23,636	35,572
Instructure, Inc. (a) (b)	16,972	657,495
j2 Global, Inc.	27,004	2,452,503
LivePerson, Inc. (a) (b)	33,777	1,205,839
LogMeIn, Inc.	27,808	1,973,256
Manhattan Associates, Inc. (a)	36,135	2,915,010
MicroStrategy, Inc. Class A (a)	4,764	706,835
Mitek Systems, Inc. (a)	28,039	270,576
MobileIron, Inc. (a)	47,415	310,331
Model N, Inc. (a)	16,751	465,008
Monotype Imaging Holdings, Inc.	23,838	472,231
New Relic, Inc. (a)	27,922	1,715,807
OneSpan, Inc. (a)	16,960	245,920
Park City Group, Inc. (a) (b)	9,515	54,902
Paylocity Holding Corp. (a)	19,455	1,898,419
Pegasystems, Inc.	21,405	1,456,610
Pivotal Software, Inc. Class A (a)	31,132	464,489
Pluralsight, Inc. Class A (a) (b)	22,544	378,626
Progress Software Corp.	25,846	983,699
PROS Holdings, Inc. (a)	21,402	1,275,559
Q2 Holdings, Inc. (a)	22,297	1,758,564
QAD, Inc. Class A	1,286	59,387
Qualys, Inc. (a)	19,192	1,450,339
Rapid7, Inc. (a)	22,443	1,018,688
RealNetworks, Inc. (a)	13,868	23,021
SailPoint Technologies Holding, Inc. (a)	45,064	842,246
SharpSpring, Inc. (a) (b)	4,257	41,293
ShotSpotter, Inc. (a) (b)	4,296	98,937
Smartsheet, Inc. Class A (a)	24,349	877,294
SPS Commerce, Inc. (a)	22,996	1,082,422
SVMK, Inc. (a)	42,619	728,785
Synchronoss Technologies, Inc. (a) (b)	19,876	107,330
Telaria, Inc. (a)	25,569	176,682
Tenable Holdings, Inc. (a)	8,338	186,604

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Teradata Corp. (a)	64,851	$2,010,381
TiVo Corp.	76,281	580,880
Upland Software, Inc. (a)	8,251	287,630
Varonis Systems, Inc. (a)	16,544	989,000
Verint Systems, Inc. (a)	38,070	1,628,635
VirnetX Holding Corp. (a) (b)	34,651	187,115
Workiva, Inc. (a) (b)	18,759	822,207
Yext, Inc. (a)	30,229	480,339
Zix Corp. (a)	40,536	293,481
Zuora, Inc. Class A (a) (b)	35,285	531,039
		75,714,312
SPECIALTY RETAIL — 2.9%
Aaron's, Inc.	38,560	2,477,866
Abercrombie & Fitch Co. Class A (b)	38,448	599,789
American Eagle Outfitters, Inc.	92,627	1,502,410
America's Car-Mart, Inc. (a)	3,864	354,329
Asbury Automotive Group, Inc. (a)	11,162	1,142,207
Ascena Retail Group, Inc. (a)	89,763	23,706
At Home Group, Inc. (a) (b)	29,313	281,991
AutoNation, Inc. (a)	44,158	2,238,811
Barnes & Noble Education, Inc. (a)	14,180	44,242
Bed Bath & Beyond, Inc. (b)	74,417	791,797
Boot Barn Holdings, Inc. (a)	17,741	619,161
Buckle, Inc. (b)	20,628	424,937
Caleres, Inc.	24,937	583,775
Camping World Holdings, Inc. Class A (b)	16,743	149,013
Carvana Co. (a) (b)	22,151	1,461,966
Cato Corp. Class A	11,741	206,759
Chico's FAS, Inc.	62,373	251,363
Children's Place, Inc. (b)	8,635	664,809
Citi Trends, Inc.	5,946	108,812
Conn's, Inc. (a)	12,059	299,787
Container Store Group, Inc. (a) (b)	12,750	56,355
Designer Brands, Inc. Class A	38,385	657,151
Dick's Sporting Goods, Inc. (b)	40,305	1,644,847
Express, Inc. (a)	32,512	111,841
Floor & Decor Holdings, Inc. Class A (a) (b)	48,239	2,467,425
GameStop Corp. Class A (b)	60,664	334,865
Genesco, Inc. (a)	10,479	419,370
GNC Holdings, Inc. Class A (a) (b)	60,503	129,476
Group 1 Automotive, Inc.	10,036	926,423
Guess?, Inc. (b)	31,465	583,046
Haverty Furniture Cos., Inc.	14,894	301,901
Hibbett Sports, Inc. (a) (b)	7,381	169,025
J. Jill, Inc. (b)	18,011	34,221
Kirkland's, Inc. (a) (b)	9,415	14,499
Lithia Motors, Inc. Class A	12,964	1,716,174
Lumber Liquidators Holdings, Inc. (a) (b)	20,589	203,213
MarineMax, Inc. (a)	11,437	177,045
Michaels Cos., Inc. (a) (b)	47,125	461,354
Monro, Inc. (b)	19,217	1,518,335
Murphy USA, Inc. (a)	17,347	1,479,699
Security Description	Shares	Value
National Vision Holdings, Inc. (a)	28,775	$692,614
Office Depot, Inc.	303,675	532,950
Party City Holdco, Inc. (a) (b)	29,805	170,187
Penske Automotive Group, Inc. (b)	21,378	1,010,752
Rent-A-Center, Inc.	26,121	673,661
RH (a) (b)	10,266	1,753,741
RTW RetailWinds, Inc. (a)	19,967	27,355
Sally Beauty Holdings, Inc. (a) (b)	66,219	986,001
Shoe Carnival, Inc. (b)	5,665	183,603
Sleep Number Corp. (a)	17,195	710,497
Sonic Automotive, Inc. Class A (b)	14,325	449,948
Sportsman's Warehouse Holdings, Inc. (a)	27,138	140,575
Tailored Brands, Inc. (b)	25,424	111,866
Tile Shop Holdings, Inc. (b)	17,490	55,793
Tilly's, Inc. Class A	9,760	92,134
TravelCenters of America, Inc. (a)	4,431	54,368
Urban Outfitters, Inc. (a) (b)	37,222	1,045,566
Vitamin Shoppe, Inc. (a) (b)	18,626	121,442
Williams-Sonoma, Inc. (b)	38,626	2,625,795
Winmark Corp.	1,898	334,788
Zumiez, Inc. (a)	13,620	431,413
		39,838,844
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	64,036	521,893
Avid Technology, Inc. (a)	14,936	92,454
Diebold Nixdorf, Inc. (a)	43,794	490,493
Eastman Kodak Co. (a)	17,973	47,449
Immersion Corp. (a)	14,830	113,450
NCR Corp. (a) (b)	63,881	2,016,084
Pure Storage, Inc. Class A (a)	117,298	1,987,028
Stratasys, Ltd. (a)	29,900	637,019
		5,905,870
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	24,779	2,260,093
Crocs, Inc. (a)	36,152	1,003,579
Culp, Inc.	8,969	146,195
Deckers Outdoor Corp. (a)	15,600	2,298,816
Delta Apparel, Inc. (a)	4,441	105,474
Fossil Group, Inc. (a) (b)	26,920	336,769
G-III Apparel Group, Ltd. (a)	25,533	657,985
Lakeland Industries, Inc. (a)	4,441	54,003
Movado Group, Inc.	11,343	281,987
Oxford Industries, Inc.	9,666	693,052
Sequential Brands Group, Inc. (a) (b)	29,471	6,543
Skechers U.S.A., Inc. Class A (a)	72,577	2,710,751
Steven Madden, Ltd.	47,420	1,697,162
Superior Group of Cos., Inc.	4,977	80,229
Unifi, Inc. (a)	7,424	162,734
Vera Bradley, Inc. (a)	15,388	155,419
Wolverine World Wide, Inc.	50,982	1,440,751
		14,091,542

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 1.8%
Axos Financial, Inc. (a)	33,123	$915,851
Capitol Federal Financial, Inc.	60,582	834,820
Columbia Financial, Inc. (a)	2,900	45,791
Dime Community Bancshares, Inc.	14,394	308,176
Entegra Financial Corp. (a)	4,441	133,408
Federal Agricultural Mortgage Corp. Class C	776	63,368
First Defiance Financial Corp.	14,534	420,977
Flagstar Bancorp, Inc.	14,421	538,624
FS Bancorp, Inc.	2,136	112,140
Home Bancorp, Inc.	3,328	129,759
HomeStreet, Inc. (a)	12,935	353,384
Kearny Financial Corp.	50,663	660,646
LendingTree, Inc. (a) (b)	4,632	1,437,912
Meridian Bancorp, Inc.	29,633	555,619
Meta Financial Group, Inc.	18,960	618,286
MGIC Investment Corp.	202,157	2,543,135
MMA Capital Holdings, Inc. (a)	2,085	62,550
Mr Cooper Group, Inc. (a)	44,669	474,385
NMI Holdings, Inc. Class A (a)	41,281	1,084,039
Northfield Bancorp, Inc.	32,196	517,068
Northwest Bancshares, Inc.	64,029	1,049,435
OceanFirst Financial Corp.	29,228	689,781
Ocwen Financial Corp. (a)	60,048	112,890
Oritani Financial Corp.	16,927	299,523
PennyMac Financial Services, Inc. (a)	24,145	733,525
Provident Financial Holdings, Inc.	3,162	65,611
Provident Financial Services, Inc.	31,399	770,217
Prudential Bancorp, Inc.	7,524	127,983
Radian Group, Inc.	122,778	2,804,249
Riverview Bancorp, Inc.	13,868	102,346
Southern Missouri Bancorp, Inc.	7,788	283,717
Timberland Bancorp, Inc.	4,441	122,127
TrustCo Bank Corp. NY	51,605	420,581
United Community Financial Corp.	36,364	392,004
United Financial Bancorp, Inc.	36,625	499,199
Walker & Dunlop, Inc.	16,815	940,463
Washington Federal, Inc.	46,329	1,713,710
Western New England Bancorp, Inc.	20,144	191,972
WSFS Financial Corp.	34,129	1,505,089
		24,634,360
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	65,287	147,549
Pyxus International, Inc. (a) (b)	4,805	62,849
Standard Diversified, Inc. (a)	5,085	58,223
Turning Point Brands, Inc. (b)	11,632	268,234
Universal Corp.	13,032	714,284
Vector Group, Ltd. (b)	58,661	698,657
		1,949,796
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	60,504	2,530,277
Security Description	Shares	Value
Aircastle, Ltd.	34,798	$780,519
Applied Industrial Technologies, Inc.	21,939	1,246,135
Beacon Roofing Supply, Inc. (a)	38,597	1,294,158
BlueLinx Holdings, Inc. (a) (b)	4,031	130,322
BMC Stock Holdings, Inc. (a)	43,679	1,143,516
CAI International, Inc. (a)	8,390	182,650
DXP Enterprises, Inc. (a)	7,928	275,260
Foundation Building Materials, Inc. (a)	12,873	199,403
GATX Corp. (b)	20,841	1,615,803
General Finance Corp. (a)	7,380	65,239
GMS, Inc. (a)	17,732	509,263
H&E Equipment Services, Inc.	17,919	517,142
Herc Holdings, Inc. (a)	15,420	717,184
Huttig Building Products, Inc. (a)	15,488	32,525
Kaman Corp.	15,962	949,101
Lawson Products, Inc. (a)	4,441	172,000
MRC Global, Inc. (a)	47,043	570,632
MSC Industrial Direct Co., Inc. Class A	25,977	1,884,112
NOW, Inc. (a)	58,338	669,137
Rush Enterprises, Inc. Class A	883	34,066
Rush Enterprises, Inc. Class B	2,236	89,284
SiteOne Landscape Supply, Inc. (a) (b)	23,351	1,728,441
Systemax, Inc.	9,494	208,963
Titan Machinery, Inc. (a)	13,723	196,788
Univar, Inc. (a)	83,921	1,742,200
Veritiv Corp. (a)	5,328	96,330
WESCO International, Inc. (a)	25,738	1,229,504
		20,809,954
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	51,585	2,036,060
WATER UTILITIES — 0.4%
American States Water Co.	21,043	1,890,924
Cadiz, Inc. (a) (b)	19,145	239,121
California Water Service Group	26,698	1,413,125
Connecticut Water Service, Inc.	5,922	414,895
Global Water Resources, Inc.	7,747	91,725
Middlesex Water Co.	9,919	644,338
Pure Cycle Corp. (a)	14,470	148,752
SJW Group	9,913	676,959
York Water Co.	6,293	274,752
		5,794,591
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Boingo Wireless, Inc. (a)	25,643	284,637
Gogo, Inc. (a) (b)	40,618	244,927
NII Holdings, Inc. (a)	2,242	4,394
Shenandoah Telecommunications Co.	25,251	802,224
Spok Holdings, Inc.	13,726	163,888
Telephone & Data Systems, Inc.	54,235	1,399,263

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
United States Cellular Corp. (a)	9,415	$353,816
		3,253,149
TOTAL COMMON STOCKS (Cost $1,560,125,724)		1,383,690,147
LIMITED PARTNERSHIPS — 0.1%
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fortress Transportation & Infrastructure Investors LLC (cost $678,492)	38,847	588,532
TOTAL LIMITED PARTNERSHIPS (Cost $678,492)		588,532
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (d)	24	—
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (c)	740	8,710
		8,710
CHEMICALS — 0.0% (e)
A Schulman, Inc. (CVR) (a) (c)	18,665	9,762
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a) (c)	4,067	982
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a) (c)	10,713	1,071
PHARMACEUTICALS — 0.0% (e)
Corium International, Inc. (CVR) (a) (b) (c)	21,972	3,955
TOTAL RIGHTS (Cost $13,063)		24,480
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	3,175,468	$3,175,785
State Street Navigator Securities Lending Portfolio III (h) (i)	83,209,296	83,209,296
TOTAL SHORT-TERM INVESTMENTS (Cost $86,385,046)		86,385,081
TOTAL INVESTMENTS — 105.9% (Cost $1,647,202,325)		1,470,688,240
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(81,952,831)
NET ASSETS — 100.0%		$1,388,735,409
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $25,227 representing 0.0% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	18	12/20/2019	$1,426,759	$1,372,500	$(54,259)
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,383,689,400	$747	$0(a)	$1,383,690,147
Limited Partnerships	588,532	—	—	588,532
Rights	—	24,480	0(a)	24,480
Short-Term Investments	86,385,081	—	—	86,385,081
TOTAL INVESTMENTS	$1,470,663,013	$25,227	$0	$1,470,688,240
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(54,259)	—	—	(54,259)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(54,259)	$—	$—	$(54,259)
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$12,181,833	$9,006,073	$(10)	$35	3,175,468	$3,175,785	$8,237
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,774,263	1,774,263	11,301,952	13,076,215	—	—	—	—	9,310
State Street Navigator Securities Lending Portfolio III	36,118,010	36,118,010	105,750,850	58,659,564	—	—	83,209,296	83,209,296	376,845
Total		$37,892,273	$129,234,635	$80,741,852	$(10)	$35		$86,385,081	$394,392
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 3.0%
AAR Corp.	4,464	$183,961
Aerojet Rocketdyne Holdings, Inc. (a)	10,836	547,326
AeroVironment, Inc. (a)	2,322	124,366
Arconic, Inc.	57,976	1,507,376
Astronics Corp. (a)	2,554	75,036
Axon Enterprise, Inc. (a)	6,630	376,451
Boeing Co.	75,610	28,767,337
BWX Technologies, Inc.	12,948	740,755
Cubic Corp.	4,141	291,651
Curtiss-Wright Corp.	5,984	774,150
Ducommun, Inc. (a)	2,020	85,648
General Dynamics Corp.	39,111	7,146,753
HEICO Corp.	6,019	751,653
HEICO Corp. Class A	2,036	198,123
Hexcel Corp.	12,951	1,063,666
Huntington Ingalls Industries, Inc.	5,889	1,247,231
Kratos Defense & Security Solutions, Inc. (a)	12,837	238,704
L3Harris Technologies, Inc.	54,505	11,371,923
Lockheed Martin Corp.	38,382	14,971,283
Mercury Systems, Inc. (a)	6,517	528,985
Moog, Inc. Class A	814	66,032
National Presto Industries, Inc. (b)	108	9,622
Northrop Grumman Corp.	22,966	8,607,427
Park Aerospace Corp.	164	2,880
Raytheon Co.	38,626	7,578,035
Spirit AeroSystems Holdings, Inc. Class A	14,371	1,181,871
Teledyne Technologies, Inc. (a)	4,378	1,409,672
Textron, Inc.	33,107	1,620,919
TransDigm Group, Inc.	6,567	3,419,240
Triumph Group, Inc.	2,128	48,689
United Technologies Corp.	116,723	15,935,024
Vectrus, Inc. (a)	2,051	83,373
Wesco Aircraft Holdings, Inc. (a)	85	936
		110,956,098
AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	8,562	179,973
Atlas Air Worldwide Holdings, Inc. (a)	4,402	111,062
C.H. Robinson Worldwide, Inc.	20,130	1,706,621
Echo Global Logistics, Inc. (a)	2,312	52,367
Expeditors International of Washington, Inc.	25,069	1,862,376
FedEx Corp.	32,702	4,760,430
Forward Air Corp.	4,319	275,207
Hub Group, Inc. Class A (a)	4,418	205,437
Radiant Logistics, Inc. (a)	4,422	22,862
United Parcel Service, Inc. Class B	94,866	11,366,844
XPO Logistics, Inc. (a) (b)	14,329	1,025,527
		21,568,706
Security Description	Shares	Value
AIRLINES — 0.5%
Alaska Air Group, Inc.	17,489	$1,135,211
Allegiant Travel Co.	2,122	317,578
American Airlines Group, Inc.	59,727	1,610,837
Delta Air Lines, Inc.	91,228	5,254,733
Hawaiian Holdings, Inc.	5,260	138,128
JetBlue Airways Corp. (a)	44,737	749,345
SkyWest, Inc.	6,490	372,526
Southwest Airlines Co.	73,656	3,978,160
Spirit Airlines, Inc. (a)	8,860	321,618
United Airlines Holdings, Inc. (a)	35,980	3,180,992
		17,059,128
AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	10,873	89,376
Autoliv, Inc. (b)	10,955	864,130
BorgWarner, Inc.	28,531	1,046,517
Cooper Tire & Rubber Co.	8,573	223,927
Cooper-Standard Holdings, Inc. (a)	2,222	90,835
Dana, Inc.	21,612	312,077
Dorman Products, Inc. (a)	4,322	343,772
Fox Factory Holding Corp. (a)	4,261	265,205
Gentex Corp.	38,255	1,053,351
Gentherm, Inc. (a)	6,327	259,945
Goodyear Tire & Rubber Co.	33,053	476,128
LCI Industries	2,230	204,826
Lear Corp.	8,282	976,448
Modine Manufacturing Co. (a)	6,384	72,586
Motorcar Parts of America, Inc. (a)	21	355
Shiloh Industries, Inc. (a)	2,141	8,864
Standard Motor Products, Inc.	1,990	96,615
Stoneridge, Inc. (a)	2,330	72,160
Strattec Security Corp.	80	1,598
Superior Industries International, Inc.	2,335	6,748
Tenneco, Inc. Class A (b)	6,644	83,183
Veoneer, Inc. (a) (b)	10,465	156,870
Visteon Corp. (a) (b)	4,477	369,532
		7,075,048
AUTOMOBILES — 0.4%
Ford Motor Co.	541,332	4,958,601
General Motors Co.	177,660	6,658,697
Harley-Davidson, Inc. (b)	22,750	818,317
Tesla, Inc. (a) (b)	16,245	3,912,933
Thor Industries, Inc.	6,423	363,799
Winnebago Industries, Inc. (b)	4,219	161,799
		16,874,146
BANKS — 6.2%
1st Constitution Bancorp	4,882	91,538
1st Source Corp.	2,076	94,935
ACNB Corp.	2,601	89,214
Allegiance Bancshares, Inc. (a)	2,031	65,175
American National Bankshares, Inc.	1,991	70,621

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Ameris Bancorp	6,510	$261,962
Arrow Financial Corp.	2,186	72,984
Associated Banc-Corp.	23,521	476,300
Atlantic Capital Bancshares, Inc. (a)	4,182	72,516
Atlantic Union Bankshares Corp.	10,686	398,000
Banc of California, Inc.	6,413	90,680
BancFirst Corp.	2,279	126,302
Bancorp, Inc. (a)	114	1,129
BancorpSouth Bank	12,814	379,423
Bank of America Corp.	1,303,573	38,025,224
Bank of Commerce Holdings	2,141	23,315
Bank of Hawaii Corp.	6,390	549,093
Bank of Marin Bancorp	324	13,443
Bank of South Carolina Corp.	4,882	91,049
BankUnited, Inc.	15,373	516,840
Bankwell Financial Group, Inc.	130	3,575
Banner Corp.	4,384	246,249
Bar Harbor Bankshares	2,141	53,375
Baycom Corp. (a)	4,082	92,702
BB&T Corp.	101,747	5,430,237
BCB Bancorp, Inc.	2,061	26,463
Berkshire Hills Bancorp, Inc.	5,551	162,589
BOK Financial Corp.	3,198	253,122
Boston Private Financial Holdings, Inc.	10,969	127,844
Bridge Bancorp, Inc.	2,189	64,707
Brookline Bancorp, Inc.	10,729	158,038
Bryn Mawr Bank Corp.	2,099	76,634
Business First Bancshares, Inc.	3,982	97,161
C&F Financial Corp.	70	3,686
Cadence BanCorp	12,327	216,216
Camden National Corp.	2,150	93,138
Capital City Bank Group, Inc.	2,041	56,025
Capstar Financial Holdings, Inc.	170	2,819
Carolina Financial Corp.	2,211	78,579
Cathay General Bancorp	10,705	371,838
CenterState Bank Corp.	17,074	409,520
Central Pacific Financial Corp.	4,286	121,722
Central Valley Community Bancorp	2,031	41,331
CIT Group, Inc.	9,853	446,439
Citigroup, Inc.	315,378	21,786,312
Citizens & Northern Corp.	2,060	54,137
Citizens Financial Group, Inc.	63,454	2,244,368
City Holding Co.	2,169	165,386
Civista Bancshares, Inc.	1,991	43,264
CNB Financial Corp.	2,216	63,599
Codorus Valley Bancorp, Inc.	1,740	40,472
Columbia Banking System, Inc.	10,655	393,169
Comerica, Inc.	21,838	1,441,090
Commerce Bancshares, Inc.	16,068	974,524
Community Bank System, Inc.	6,565	404,995
Community Bankers Trust Corp.	2,301	19,789
Community Financial Corp.	90	3,012
Community Trust Bancorp, Inc.	2,158	91,888
Security Description	Shares	Value
ConnectOne Bancorp, Inc.	4,222	$93,728
County Bancorp, Inc.	110	2,158
Cullen/Frost Bankers, Inc.	8,498	752,498
Customers Bancorp, Inc. (a)	4,347	90,157
CVB Financial Corp.	15,027	313,613
DNB Financial Corp.	80	3,561
Eagle Bancorp, Inc.	4,464	199,184
East West Bancorp, Inc.	20,069	888,856
Enterprise Bancorp, Inc.	1,981	59,390
Enterprise Financial Services Corp.	2,302	93,807
Evans Bancorp, Inc.	110	4,114
Farmers & Merchants Bancorp, Inc.	2,841	73,752
Farmers National Banc Corp.	2,331	33,753
FB Financial Corp.	2,071	77,766
Fifth Third Bancorp	105,360	2,884,757
Financial Institutions, Inc.	2,119	63,951
First BanCorp	28,579	285,218
First Bancorp, Inc.	2,001	55,007
First BanCorp/Southern Pines	2,168	77,831
First Bank	8,064	87,333
First Busey Corp.	4,479	113,229
First Business Financial Services, Inc.	1,981	47,702
First Choice Bancorp	4,382	93,424
First Citizens BancShares, Inc. Class A	790	372,525
First Commonwealth Financial Corp.	13,102	173,995
First Community Bankshares, Inc.	2,123	68,722
First Financial Bancorp	10,994	269,078
First Financial Bankshares, Inc. (b)	17,306	576,809
First Financial Corp.	2,029	88,201
First Financial Northwest, Inc.	1,981	29,279
First Foundation, Inc.	4,172	63,727
First Hawaiian, Inc.	6,636	177,181
First Horizon National Corp.	47,836	774,943
First Internet Bancorp	160	3,426
First Interstate BancSystem, Inc. Class A	4,333	174,360
First Merchants Corp.	7,226	271,951
First Mid-Illinois Bancshares, Inc.	1,991	68,928
First Midwest Bancorp, Inc.	15,077	293,700
First Northwest Bancorp	2,021	35,004
First of Long Island Corp.	2,234	50,824
First Republic Bank	23,040	2,227,968
First Savings Financial Group, Inc.	1,741	110,031
Flushing Financial Corp.	4,255	85,972
FNB Corp.	49,191	567,172
Franklin Financial Network, Inc.	2,081	62,867
Fulton Financial Corp.	25,482	412,299
FVCBankcorp, Inc. (a)	5,723	100,496
German American Bancorp, Inc.	6,034	193,390
Glacier Bancorp, Inc.	10,849	438,951
Great Southern Bancorp, Inc.	2,357	134,231
Great Western Bancorp, Inc.	8,545	281,985

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Guaranty Bancshares, Inc.	3,482	$106,514
Hancock Whitney Corp.	11,541	441,982
Hanmi Financial Corp.	4,346	81,618
HarborOne Bancorp, Inc. (a)	3,787	38,116
Hawthorn Bancshares, Inc.	4,128	98,370
Heartland Financial USA, Inc.	4,232	189,340
Heritage Commerce Corp.	4,392	51,628
Heritage Financial Corp.	4,240	114,310
Hilltop Holdings, Inc.	10,706	255,766
Home BancShares, Inc.	24,351	457,677
HomeTrust Bancshares, Inc.	2,255	58,788
Hope Bancorp, Inc.	17,487	250,764
Horizon Bancorp, Inc.	3,882	67,392
Howard Bancorp, Inc. (a) (b)	1,991	33,230
Huntington Bancshares, Inc.	147,488	2,104,654
IBERIABANK Corp.	7,978	602,658
Independent Bank Corp.	2,261	48,193
Independent Bank Corp. (Massachusetts)	4,701	350,930
Independent Bank Group, Inc.	3,540	186,239
International Bancshares Corp.	6,651	256,862
Investar Holding Corp.	180	4,284
Investors Bancorp, Inc.	40,236	457,081
JPMorgan Chase & Co.	437,598	51,500,909
KeyCorp	141,668	2,527,357
Lakeland Bancorp, Inc.	6,363	98,181
Lakeland Financial Corp.	4,149	182,473
LCNB Corp.	2,001	35,498
LegacyTexas Financial Group, Inc.	6,405	278,810
Live Oak Bancshares, Inc. (b)	2,221	40,200
M&T Bank Corp.	17,991	2,842,038
Macatawa Bank Corp.	4,172	43,347
Mercantile Bank Corp.	2,131	69,897
Mid Penn Bancorp, Inc.	3,882	99,496
Midland States Bancorp, Inc.	2,081	54,210
MidWestOne Financial Group, Inc.	2,001	61,071
MutualFirst Financial, Inc.	130	4,098
National Bank Holdings Corp. Class A	4,366	149,274
National Bankshares, Inc.	1,865	74,693
NBT Bancorp, Inc.	6,330	231,615
Nicolet Bankshares, Inc. (a)	1,821	121,224
Northrim BanCorp, Inc.	150	5,951
Norwood Financial Corp.	130	4,109
Oak Valley Bancorp (b)	4,782	80,194
OFG Bancorp	5,965	130,634
Ohio Valley Banc Corp.	80	2,919
Old Line Bancshares, Inc.	2,001	58,049
Old National Bancorp	18,015	309,948
Old Second Bancorp, Inc.	4,162	50,860
Opus Bank	4,142	90,171
Orrstown Financial Services, Inc.	170	3,723
Pacific Premier Bancorp, Inc.	4,421	137,891
PacWest Bancorp	18,772	682,174
Park National Corp.	2,178	206,496
Security Description	Shares	Value
Peapack Gladstone Financial Corp. (b)	2,141	$60,012
Penns Woods Bancorp, Inc.	90	4,163
Peoples Bancorp, Inc.	2,180	69,346
People's United Financial, Inc.	52,481	820,540
People's Utah Bancorp	2,131	60,286
Pinnacle Financial Partners, Inc.	10,565	599,564
PNC Financial Services Group, Inc.	59,944	8,401,751
Popular, Inc.	14,971	809,632
Premier Financial Bancorp, Inc.	2,264	38,873
Prosperity Bancshares, Inc. (b)	10,399	734,481
QCR Holdings, Inc.	2,041	77,517
Regions Financial Corp.	141,103	2,232,249
Reliant Bancorp, Inc. (b)	4,182	100,284
Renasant Corp.	6,507	227,810
Republic Bancorp, Inc. Class A	158	6,865
S&T Bancorp, Inc.	4,350	158,906
Sandy Spring Bancorp, Inc.	2,298	77,466
Seacoast Banking Corp. of Florida (a)	4,472	113,186
Select Bancorp, Inc. (a)	8,664	100,502
ServisFirst Bancshares, Inc.	6,341	210,204
Shore Bancshares, Inc.	2,071	31,914
Sierra Bancorp	2,031	53,943
Signature Bank	6,568	783,037
Simmons First National Corp. Class A	10,284	256,072
SmartFinancial, Inc. (a)	150	3,125
South State Corp.	4,411	332,148
Southern First Bancshares, Inc. (a)	150	5,978
Southern National Bancorp of Virginia, Inc.	2,301	35,412
Southside Bancshares, Inc.	4,216	143,808
Spirit of Texas Bancshares, Inc. (a)	4,382	94,432
Sterling Bancorp	26,368	528,942
Stock Yards Bancorp, Inc.	2,301	84,424
Summit Financial Group, Inc.	2,001	51,226
SunTrust Banks, Inc.	58,562	4,029,066
SVB Financial Group (a)	6,618	1,382,831
Synovus Financial Corp.	22,106	790,511
TCF Financial Corp.	20,157	767,377
Texas Capital Bancshares, Inc. (a)	6,515	356,045
Tompkins Financial Corp.	2,052	166,479
TriCo Bancshares	4,818	174,893
TriState Capital Holdings, Inc. (a)	2,291	48,203
Triumph Bancorp, Inc. (a)	2,191	69,871
Trustmark Corp.	8,685	296,245
UMB Financial Corp.	6,399	413,247
Umpqua Holdings Corp.	33,627	553,500
United Bankshares, Inc.	17,266	653,863
United Community Banks, Inc.	8,803	249,565
Univest Financial Corp.	4,217	107,576
US Bancorp	216,777	11,996,439
Valley National Bancorp	38,102	414,169
Veritex Holdings, Inc.	3,998	97,011

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Washington Trust Bancorp, Inc.	2,149	$103,818
Webster Financial Corp.	12,830	601,342
Wells Fargo & Co.	612,730	30,906,101
WesBanco, Inc.	6,022	225,042
West Bancorp, Inc.	3,968	86,264
Westamerica Bancorporation	4,248	264,141
Western Alliance Bancorp	13,136	605,307
Wintrust Financial Corp.	6,660	430,436
Zions Bancorp NA	25,034	1,114,514
		233,018,421
BEVERAGES — 1.8%
Brown-Forman Corp. Class B	8,581	538,715
Coca-Cola Co.	575,804	31,346,770
Coca-Cola Consolidated, Inc.	486	147,681
Constellation Brands, Inc. Class A	20,578	4,265,408
Craft Brew Alliance, Inc. (a)	2,011	16,470
MGP Ingredients, Inc. (b)	2,061	102,390
Molson Coors Brewing Co. Class B	24,312	1,397,940
Monster Beverage Corp. (a)	54,198	3,146,736
National Beverage Corp. (b)	2,325	103,137
PepsiCo, Inc.	188,315	25,817,986
Primo Water Corp. (a) (b)	4,242	52,092
		66,935,325
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	201,437	15,252,810
Abeona Therapeutics, Inc. (a) (b)	2,321	5,245
ACADIA Pharmaceuticals, Inc. (a) (b)	19,528	702,813
Acceleron Pharma, Inc. (a) (b)	4,413	174,358
Achillion Pharmaceuticals, Inc. (a)	2,100	7,560
Acorda Therapeutics, Inc. (a) (b)	6,383	18,319
Adamas Pharmaceuticals, Inc. (a) (b)	2,241	11,463
Aduro Biotech, Inc. (a)	30,738	32,582
Adverum Biotechnologies, Inc. (a) (b)	14,797	80,644
Agenus, Inc. (a) (b)	12,926	33,349
Agios Pharmaceuticals, Inc. (a) (b)	6,358	205,999
Aimmune Therapeutics, Inc. (a) (b)	7,354	153,993
Akebia Therapeutics, Inc. (a) (b)	12,320	48,294
Albireo Pharma, Inc. (a)	80	1,600
Alder Biopharmaceuticals, Inc. (a)	9,371	176,737
Aldeyra Therapeutics, Inc. (a)	2,161	11,388
Alexion Pharmaceuticals, Inc. (a)	30,959	3,032,124
Allakos, Inc. (a) (b)	2,441	191,936
Allogene Therapeutics, Inc. (a) (b)	4,582	124,882
Alnylam Pharmaceuticals, Inc. (a)	12,637	1,016,268
AMAG Pharmaceuticals, Inc. (a) (b)	42	485
Amgen, Inc.	82,898	16,041,592
Amicus Therapeutics, Inc. (a) (b)	24,380	195,528
AnaptysBio, Inc. (a) (b)	3,502	122,535
Anavex Life Sciences Corp. (a) (b)	6,303	19,917
Anika Therapeutics, Inc. (a)	2,159	118,508
Apellis Pharmaceuticals, Inc. (a)	2,322	55,937
Security Description	Shares	Value
Ardelyx, Inc. (a)	4,352	$20,454
Arena Pharmaceuticals, Inc. (a)	6,382	292,104
ArQule, Inc. (a) (b)	22,131	158,679
Arrowhead Pharmaceuticals, Inc. (a) (b)	11,934	336,300
Assembly Biosciences, Inc. (a)	2,171	21,341
Atara Biotherapeutics, Inc. (a) (b)	5,601	79,086
Athenex, Inc. (a) (b)	9,905	120,494
Athersys, Inc. (a) (b)	15,573	20,712
Audentes Therapeutics, Inc. (a)	5,303	148,961
Avid Bioservices, Inc. (a)	4,322	22,907
Bellicum Pharmaceuticals, Inc. (a) (b)	4,372	4,591
BioCryst Pharmaceuticals, Inc. (a) (b)	17,465	50,037
Biogen, Inc. (a)	27,251	6,344,578
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,582	149,441
BioMarin Pharmaceutical, Inc. (a)	22,878	1,541,977
BioSpecifics Technologies Corp. (a)	130	6,958
Bluebird Bio, Inc. (a) (b)	7,378	677,448
Blueprint Medicines Corp. (a)	6,572	482,845
Calithera Biosciences, Inc. (a)	4,202	12,984
CareDx, Inc. (a)	6,880	155,557
Catalyst Pharmaceuticals, Inc. (a) (b)	8,654	45,953
Celgene Corp. (a)	93,847	9,319,007
Cellular Biomedicine Group, Inc. (a) (b)	2,041	30,329
CEL-SCI Corp. (a) (b)	7,339	65,611
ChemoCentryx, Inc. (a)	4,345	29,459
Chimerix, Inc. (a)	127	298
Clovis Oncology, Inc. (a) (b)	6,569	25,816
Coherus Biosciences, Inc. (a) (b)	10,947	221,786
Concert Pharmaceuticals, Inc. (a)	2,191	12,883
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	6,403	31,183
Corvus Pharmaceuticals, Inc. (a) (b)	2,151	6,475
Crinetics Pharmaceuticals, Inc. (a) (b)	3,582	53,873
Cytokinetics, Inc. (a)	6,654	75,723
CytomX Therapeutics, Inc. (a)	4,202	31,011
Denali Therapeutics, Inc. (a) (b)	11,946	183,013
Dicerna Pharmaceuticals, Inc. (a)	2,231	32,037
Dynavax Technologies Corp. (a) (b)	8,684	31,045
Eagle Pharmaceuticals, Inc. (a) (b)	2,034	115,063
Editas Medicine, Inc. (a) (b)	6,433	146,286
Emergent BioSolutions, Inc. (a)	4,380	228,986
Enanta Pharmaceuticals, Inc. (a)	2,178	130,854
Epizyme, Inc. (a) (b)	6,643	68,523
Esperion Therapeutics, Inc. (a) (b)	2,325	85,235
Exact Sciences Corp. (a) (b)	16,805	1,518,668
Exelixis, Inc. (a)	44,354	784,401
Fate Therapeutics, Inc. (a)	10,918	169,557
FibroGen, Inc. (a)	10,745	397,350

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Five Prime Therapeutics, Inc. (a) (b)	4,185	$16,217
Flexion Therapeutics, Inc. (a) (b)	4,242	58,137
Fortress Biotech, Inc. (a)	3,385	4,773
G1 Therapeutics, Inc. (a) (b)	2,100	47,838
Galectin Therapeutics, Inc. (a) (b)	11,426	41,933
Genomic Health, Inc. (a)	4,363	295,899
Geron Corp. (a) (b)	24,300	32,319
Gilead Sciences, Inc.	173,597	11,002,578
Global Blood Therapeutics, Inc. (a) (b)	8,530	413,876
GlycoMimetics, Inc. (a) (b)	4,292	18,499
Halozyme Therapeutics, Inc. (a)	17,845	276,776
Heron Therapeutics, Inc. (a) (b)	8,494	157,139
Homology Medicines, Inc. (a) (b)	4,182	75,694
ImmunoGen, Inc. (a)	22,341	54,065
Immunomedics, Inc. (a) (b)	24,287	322,046
Incyte Corp. (a)	30,726	2,280,791
Inovio Pharmaceuticals, Inc. (a) (b)	126	258
Insmed, Inc. (a) (b)	10,044	177,176
Insys Therapeutics, Inc. (a)	21	4
Intellia Therapeutics, Inc. (a) (b)	4,504	60,128
Intercept Pharmaceuticals, Inc. (a) (b)	3,243	215,205
Intrexon Corp. (a) (b)	63	360
Invitae Corp. (a) (b)	10,645	205,129
Ionis Pharmaceuticals, Inc. (a) (b)	16,651	997,561
Iovance Biotherapeutics, Inc. (a) (b)	17,169	312,476
Ironwood Pharmaceuticals, Inc. (a) (b)	19,568	167,991
Jounce Therapeutics, Inc. (a)	2,151	7,163
Kadmon Holdings, Inc. (a) (b)	8,474	21,354
Karyopharm Therapeutics, Inc. (a) (b)	4,382	42,155
Kindred Biosciences, Inc. (a) (b)	4,192	28,715
Kura Oncology, Inc. (a)	2,311	35,058
La Jolla Pharmaceutical Co. (a) (b)	2,301	20,249
Lexicon Pharmaceuticals, Inc. (a) (b)	17,934	53,981
Ligand Pharmaceuticals, Inc. (a) (b)	2,529	251,737
Lineage Cell Therapeutics, Inc. (a) (b)	19,470	19,081
MacroGenics, Inc. (a)	4,332	55,276
Madrigal Pharmaceuticals, Inc. (a) (b)	1,370	118,121
MannKind Corp. (a) (b)	4,462	5,578
Medicines Co. (a) (b)	11,608	580,400
MediciNova, Inc. (a) (b)	4,252	33,825
Minerva Neurosciences, Inc. (a) (b)	6,323	49,003
Mirati Therapeutics, Inc. (a) (b)	4,720	367,735
Molecular Templates, Inc. (a)	2,021	13,318
Momenta Pharmaceuticals, Inc. (a)	12,878	166,899
Myriad Genetics, Inc. (a)	10,670	305,482
NantKwest, Inc. (a) (b)	4,302	5,248
Natera, Inc. (a)	4,422	145,042
Security Description	Shares	Value
Neon Therapeutics, Inc. (a) (b)	2,272	$3,908
Neurocrine Biosciences, Inc. (a)	13,136	1,183,685
OPKO Health, Inc. (a) (b)	49,296	103,029
PDL BioPharma, Inc. (a)	4,550	9,828
Pieris Pharmaceuticals, Inc. (a)	6,563	22,380
PolarityTE, Inc. (a) (b)	110	355
Portola Pharmaceuticals, Inc. (a) (b)	10,631	285,123
Progenics Pharmaceuticals, Inc. (a) (b)	11,891	60,109
Protagonist Therapeutics, Inc. (a)	180	2,162
PTC Therapeutics, Inc. (a)	8,114	274,415
Puma Biotechnology, Inc. (a) (b)	4,319	46,494
Ra Pharmaceuticals, Inc. (a)	6,093	144,099
Radius Health, Inc. (a) (b)	6,493	167,195
Recro Pharma, Inc. (a)	2,141	23,722
Regeneron Pharmaceuticals, Inc. (a)	11,038	3,061,941
REGENXBIO, Inc. (a) (b)	4,252	151,371
Repligen Corp. (a) (b)	4,396	337,129
Retrophin, Inc. (a)	6,303	73,052
Rhythm Pharmaceuticals, Inc. (a) (b)	3,682	79,494
Rigel Pharmaceuticals, Inc. (a) (b)	10,881	20,347
Rocket Pharmaceuticals, Inc. (a) (b)	8,064	93,946
Rubius Therapeutics, Inc. (a) (b)	5,423	42,571
Sage Therapeutics, Inc. (a) (b)	6,302	884,108
Sangamo Therapeutics, Inc. (a) (b)	12,500	113,125
Sarepta Therapeutics, Inc. (a) (b)	10,194	767,812
Savara, Inc. (a) (b)	2,231	5,912
Seattle Genetics, Inc. (a) (b)	22,301	1,904,505
Selecta Biosciences, Inc. (a) (b)	2,021	3,537
Seres Therapeutics, Inc. (a) (b)	4,332	17,371
Sorrento Therapeutics, Inc. (a) (b)	4,212	9,014
Spark Therapeutics, Inc. (a) (b)	3,810	369,494
Spectrum Pharmaceuticals, Inc. (a) (b)	8,565	71,047
Spring Bank Pharmaceuticals, Inc. (a)	2,041	7,144
Stemline Therapeutics, Inc. (a) (b)	2,312	24,068
Syndax Pharmaceuticals, Inc. (a)	2,141	15,993
Synlogic, Inc. (a) (b)	2,011	4,605
Syros Pharmaceuticals, Inc. (a) (b)	2,041	21,186
T2 Biosystems, Inc. (a)	36,450	91,125
TG Therapeutics, Inc. (a) (b)	10,845	60,895
Trevena, Inc. (a) (b)	8,784	8,496
Ultragenyx Pharmaceutical, Inc. (a) (b)	6,489	277,599
United Therapeutics Corp. (a)	6,394	509,922
UroGen Pharma, Ltd. (a) (b)	2,441	58,169
Vanda Pharmaceuticals, Inc. (a)	6,622	87,940
Veracyte, Inc. (a) (b)	2,281	54,744
Verastem, Inc. (a) (b)	40,746	49,303
Vericel Corp. (a) (b)	7,080	107,191
Vertex Pharmaceuticals, Inc. (a)	35,598	6,031,013
Viking Therapeutics, Inc. (a) (b)	12,660	87,101

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Voyager Therapeutics, Inc. (a)	2,071	$35,642
XBiotech, Inc. (a) (b)	2,161	22,604
Xencor, Inc. (a) (b)	6,613	223,057
ZIOPHARM Oncology, Inc. (a) (b)	24,211	103,623
		100,098,733
BUILDING PRODUCTS — 0.3%
AAON, Inc.	4,442	204,065
Advanced Drainage Systems, Inc.	6,304	203,430
American Woodmark Corp. (a)	2,109	187,511
AO Smith Corp.	4,578	218,416
Apogee Enterprises, Inc.	4,270	166,487
Armstrong Flooring, Inc. (a)	4,232	27,043
Armstrong World Industries, Inc.	6,604	638,607
Builders FirstSource, Inc. (a)	13,287	273,380
Continental Building Products, Inc. (a)	4,462	121,768
Cornerstone Building Brands, Inc. (a)	4,496	27,201
CSW Industrials, Inc.	2,121	146,413
Fortune Brands Home & Security, Inc.	17,418	952,765
Gibraltar Industries, Inc. (a)	2,295	105,432
Griffon Corp.	6,362	133,411
Insteel Industries, Inc.	2,202	45,207
JELD-WEN Holding, Inc. (a)	6,593	127,179
Lennox International, Inc.	4,909	1,192,740
Masco Corp.	42,175	1,757,854
Masonite International Corp. (a)	3,988	231,304
Owens Corning	15,366	971,131
Patrick Industries, Inc. (a)	4,189	179,624
PGT Innovations, Inc. (a)	6,586	113,740
Quanex Building Products Corp.	4,441	80,293
Resideo Technologies, Inc. (a)	13,487	193,538
Simpson Manufacturing Co., Inc.	6,346	440,222
Trex Co., Inc. (a) (b)	8,736	794,365
Universal Forest Products, Inc.	4,252	169,570
		9,702,696
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	8,374	697,973
Ameriprise Financial, Inc.	17,721	2,606,759
Artisan Partners Asset Management, Inc. Class A	2,029	57,299
B. Riley Financial, Inc. (b)	2,161	51,043
Bank of New York Mellon Corp.	127,453	5,762,150
BGC Partners, Inc. Class A	28,610	157,355
BlackRock, Inc.	20,555	9,160,130
Blucora, Inc. (a)	6,398	138,453
Cboe Global Markets, Inc.	13,962	1,604,373
Charles Schwab Corp.	157,817	6,601,485
CME Group, Inc.	47,191	9,973,346
Cohen & Steers, Inc.	2,190	120,297
Cowen, Inc. Class A (a) (b)	4,335	66,716
Diamond Hill Investment Group, Inc.	96	13,260
Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	4,361	$53,727
E*TRADE Financial Corp.	36,617	1,599,797
Evercore, Inc. Class A	4,506	360,931
FactSet Research Systems, Inc.	4,469	1,085,833
Focus Financial Partners, Inc. Class A (a)	2,541	60,476
Franklin Resources, Inc.	39,032	1,126,463
GAIN Capital Holdings, Inc. (b)	3,564	18,818
GAMCO Investors, Inc. Class A	82	1,603
Goldman Sachs Group, Inc.	45,967	9,525,741
Greenhill & Co., Inc.	109	1,430
Hamilton Lane, Inc. Class A	2,001	113,977
Hennessy Advisors, Inc. (b)	100	1,081
Houlihan Lokey, Inc.	2,271	102,422
Interactive Brokers Group, Inc. Class A	6,823	366,941
Intercontinental Exchange, Inc.	75,354	6,952,914
INTL. FCStone, Inc. (a)	2,164	88,854
Invesco, Ltd.	58,089	984,028
Ladenburg Thalmann Financial Services, Inc.	12,953	30,699
Lazard, Ltd. Class A	11,922	417,270
Legg Mason, Inc.	12,933	493,911
LPL Financial Holdings, Inc.	12,820	1,049,958
MarketAxess Holdings, Inc.	4,488	1,469,820
Moelis & Co. Class A	6,376	209,452
Moody's Corp.	24,990	5,118,702
Morgan Stanley	169,529	7,233,802
Morningstar, Inc.	2,150	314,201
MSCI, Inc.	11,375	2,476,906
Nasdaq, Inc.	16,601	1,649,309
Northern Trust Corp.	28,996	2,705,907
Piper Jaffray Cos.	2,194	165,603
PJT Partners, Inc. Class A (b)	2,161	87,953
Pzena Investment Management, Inc. Class A	2,121	18,919
Raymond James Financial, Inc.	17,977	1,482,383
S&P Global, Inc.	33,000	8,084,340
Safeguard Scientifics, Inc. (a)	84	953
SEI Investments Co.	18,012	1,067,301
Silvercrest Asset Management Group, Inc. Class A	130	1,599
Stifel Financial Corp.	8,803	505,116
T Rowe Price Group, Inc.	30,572	3,492,851
TD Ameritrade Holding Corp.	71,181	3,324,153
Virtu Financial, Inc. Class A (b)	10,264	167,919
Virtus Investment Partners, Inc.	150	16,585
Waddell & Reed Financial, Inc. Class A (b)	2,205	37,882
Westwood Holdings Group, Inc.	182	5,036
WisdomTree Investments, Inc.	15,068	78,730
		101,162,935
CHEMICALS — 1.5%
Advanced Emissions Solutions, Inc. (b)	2,221	32,960

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
AdvanSix, Inc. (a)	4,219	$108,513
AgroFresh Solutions, Inc. (a)	6,593	17,340
Air Products & Chemicals, Inc.	29,274	6,494,730
Albemarle Corp. (b)	14,240	989,965
American Vanguard Corp.	159	2,496
Ashland Global Holdings, Inc.	8,660	667,253
Axalta Coating Systems, Ltd. (a)	35,429	1,068,184
Balchem Corp.	4,330	429,493
Cabot Corp.	8,547	387,350
Celanese Corp.	18,275	2,234,850
CF Industries Holdings, Inc.	30,825	1,516,590
Chase Corp.	160	17,502
Chemours Co.	24,006	358,650
Corteva, Inc.	102,031	2,856,868
DuPont de Nemours, Inc.	102,031	7,275,831
Eastman Chemical Co.	20,162	1,488,560
Ecolab, Inc.	39,318	7,786,537
Element Solutions, Inc. (a)	35,965	366,124
Ferro Corp. (a)	10,829	128,432
Flotek Industries, Inc. (a)	42	92
FMC Corp.	17,997	1,577,977
FutureFuel Corp.	4,196	50,100
GCP Applied Technologies, Inc. (a)	10,781	207,534
Hawkins, Inc.	2,019	85,807
HB Fuller Co.	6,600	307,296
Huntsman Corp.	26,728	621,693
Ingevity Corp. (a)	5,724	485,624
Innophos Holdings, Inc.	2,280	74,009
Innospec, Inc.	4,202	374,566
International Flavors & Fragrances, Inc. (b)	12,854	1,577,057
Intrepid Potash, Inc. (a)	15,060	49,246
Koppers Holdings, Inc. (a)	2,280	66,599
Kraton Corp. (a)	4,306	139,041
Livent Corp. (a) (b)	67	448
LSB Industries, Inc. (a) (b)	2,271	11,764
Minerals Technologies, Inc.	4,388	232,959
Mosaic Co.	46,979	963,069
NewMarket Corp.	1,359	641,570
Olin Corp. (b)	22,297	417,400
OMNOVA Solutions, Inc. (a)	6,375	64,196
PolyOne Corp.	12,941	422,524
PPG Industries, Inc.	32,731	3,878,951
Quaker Chemical Corp.	2,122	335,573
Rayonier Advanced Materials, Inc.	2,099	9,089
RPM International, Inc.	17,972	1,236,653
Scotts Miracle-Gro Co.	6,350	646,557
Sensient Technologies Corp.	6,480	444,852
Sherwin-Williams Co.	11,577	6,365,845
Stepan Co.	2,284	221,685
Trecora Resources (a)	2,261	20,394
Tredegar Corp.	6,575	128,344
Trinseo SA	6,418	275,653
Tronox Holdings PLC Class A (a)	6,595	54,739
Valvoline, Inc.	29,040	639,751
Westlake Chemical Corp.	4,458	292,088
Security Description	Shares	Value
WR Grace & Co.	10,575	$705,987
		57,854,960
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	8,688	315,548
ACCO Brands Corp.	15,024	148,287
Advanced Disposal Services, Inc. (a)	8,534	277,952
Brink's Co.	8,149	675,960
Casella Waste Systems, Inc. Class A (a)	4,492	192,886
CECO Environmental Corp. (a)	21	147
Cintas Corp.	11,134	2,985,025
Civeo Corp. (a)	24,261	30,811
Clean Harbors, Inc. (a)	8,152	629,334
Copart, Inc. (a)	28,918	2,322,983
Covanta Holding Corp.	17,909	309,647
Deluxe Corp.	6,543	321,654
Ennis, Inc.	4,210	85,084
Healthcare Services Group, Inc. (b)	10,695	259,782
Heritage-Crystal Clean, Inc. (a)	2,131	56,472
Herman Miller, Inc.	8,614	397,019
HNI Corp.	8,122	288,331
IAA, Inc. (a)	16,082	671,102
Interface, Inc.	8,565	123,679
KAR Auction Services, Inc. (b)	20,082	493,013
Kimball International, Inc. Class B	4,402	84,959
Knoll, Inc.	6,424	162,848
LSC Communications, Inc. (b)	21	29
Matthews International Corp. Class A	4,314	152,672
McGrath RentCorp	4,202	292,417
Mobile Mini, Inc.	6,425	236,825
MSA Safety, Inc.	4,400	480,084
PICO Holdings, Inc. (a)	184	1,857
Pitney Bowes, Inc. (b)	2,043	9,337
Quad/Graphics, Inc. (b)	4,303	45,225
Republic Services, Inc.	43,715	3,783,533
Rollins, Inc.	16,750	570,672
RR Donnelley & Sons Co. (b)	84	317
SP Plus Corp. (a)	2,299	85,063
Steelcase, Inc. Class A	12,810	235,704
Stericycle, Inc. (a) (b)	11,161	568,430
Team, Inc. (a)	70	1,264
Tetra Tech, Inc.	8,573	743,793
UniFirst Corp.	2,062	402,337
US Ecology, Inc.	2,304	147,318
Viad Corp.	2,290	153,773
VSE Corp.	156	5,318
Waste Management, Inc.	56,491	6,496,465
		25,244,956
COMMUNICATIONS EQUIPMENT — 1.1%
Acacia Communications, Inc. (a)	3,872	253,229
ADTRAN, Inc.	6,644	75,376

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Applied Optoelectronics, Inc. (a) (b)	4,296	$48,201
Arista Networks, Inc. (a)	7,410	1,770,397
CalAmp Corp. (a)	4,424	50,964
Calix, Inc. (a)	6,338	40,500
Ciena Corp. (a)	23,093	905,938
Cisco Systems, Inc.	591,322	29,217,220
Clearfield, Inc. (a)	2,061	24,423
CommScope Holding Co., Inc. (a)	28,644	336,853
Comtech Telecommunications Corp.	50	1,625
DASAN Zhone Solutions, Inc. (a)	140	1,282
Digi International, Inc. (a)	4,223	57,517
EchoStar Corp. Class A (a)	6,566	260,145
EMCORE Corp. (a)	4,182	12,839
Extreme Networks, Inc. (a)	15,733	114,458
F5 Networks, Inc. (a)	8,818	1,238,224
Harmonic, Inc. (a)	126	829
Infinera Corp. (a) (b)	24,218	131,988
Inseego Corp. (a) (b)	8,716	41,837
InterDigital, Inc.	4,464	234,226
Juniper Networks, Inc.	54,289	1,343,653
KVH Industries, Inc. (a)	2,134	22,727
Lumentum Holdings, Inc. (a) (b)	8,642	462,866
Motorola Solutions, Inc.	22,996	3,918,748
NETGEAR, Inc. (a)	4,474	144,152
NetScout Systems, Inc. (a)	13,359	308,059
Plantronics, Inc. (b)	4,516	168,537
Resonant, Inc. (a) (b)	12,765	37,912
Ribbon Communications, Inc. (a)	170	993
TESSCO Technologies, Inc.	100	1,437
ViaSat, Inc. (a)	6,655	501,255
Viavi Solutions, Inc. (a)	33,262	465,834
		42,194,244
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	23,371	877,815
Aegion Corp. (a)	4,474	95,654
Ameresco, Inc. Class A (a)	2,181	35,049
Argan, Inc. (b)	64,314	2,526,897
Comfort Systems USA, Inc.	4,368	193,197
Dycom Industries, Inc. (a)	4,306	219,821
EMCOR Group, Inc.	8,682	747,694
Fluor Corp.	21,053	402,744
Granite Construction, Inc.	6,685	214,789
Great Lakes Dredge & Dock Corp. (a)	2,033	21,245
HC2 Holdings, Inc. (a) (b)	5,956	13,997
Jacobs Engineering Group, Inc.	17,336	1,586,244
MasTec, Inc. (a) (b)	8,805	571,709
MYR Group, Inc. (a)	2,248	70,340
Northwest Pipe Co. (a)	2,001	56,328
NV5 Global, Inc. (a) (b)	170	11,606
Primoris Services Corp.	4,178	81,930
Quanta Services, Inc.	18,003	680,513
Sterling Construction Co., Inc. (a)	4,162	54,730
Tutor Perini Corp. (a) (b)	4,845	69,429
Security Description	Shares	Value
Valmont Industries, Inc.	2,312	$320,073
		8,851,804
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6,542	588,845
Forterra, Inc. (a) (b)	2,171	15,696
Martin Marietta Materials, Inc.	8,627	2,364,661
Summit Materials, Inc. Class A (a) (b)	18,808	417,538
United States Lime & Minerals, Inc.	40	3,060
US Concrete, Inc. (a) (b)	2,142	118,410
Vulcan Materials Co.	17,975	2,718,539
		6,226,749
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	55,488	1,839,982
American Express Co.	113,447	13,418,511
Capital One Financial Corp.	63,727	5,797,883
Credit Acceptance Corp. (a) (b)	2,090	964,138
Discover Financial Services	45,815	3,715,138
Elevate Credit, Inc. (a)	2,001	8,424
Encore Capital Group, Inc. (a) (b)	4,164	138,765
Enova International, Inc. (a)	3,266	67,770
FirstCash, Inc.	6,476	593,655
Green Dot Corp. Class A (a)	6,314	159,429
LendingClub Corp. (a) (b)	9,386	122,769
Navient Corp.	38,751	496,013
Nelnet, Inc. Class A	2,220	141,192
OneMain Holdings, Inc.	10,333	379,015
PRA Group, Inc. (a) (b)	6,557	221,561
Regional Management Corp. (a)	2,021	56,911
Santander Consumer USA Holdings, Inc.	4,430	113,009
SLM Corp.	66,625	587,966
Synchrony Financial	96,071	3,275,060
World Acceptance Corp. (a)	1,989	253,617
		32,350,808
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	6,523	772,649
Avery Dennison Corp.	10,890	1,236,777
Ball Corp.	43,611	3,175,317
Berry Global Group, Inc. (a)	15,087	592,467
Crown Holdings, Inc. (a)	18,028	1,190,930
Graphic Packaging Holding Co.	42,522	627,200
Greif, Inc. Class A	1,918	72,673
International Paper Co.	56,124	2,347,106
Myers Industries, Inc.	4,221	74,501
Owens-Illinois, Inc.	24,369	250,270
Packaging Corp. of America	12,914	1,370,175
Sealed Air Corp.	24,340	1,010,353
Silgan Holdings, Inc.	14,657	440,223
Sonoco Products Co.	13,102	762,667
UFP Technologies, Inc. (a)	130	5,018
Westrock Co.	34,601	1,261,206
		15,189,532

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	6,422	$206,243
Genuine Parts Co.	20,262	2,017,893
LKQ Corp. (a)	42,670	1,341,971
Pool Corp.	5,932	1,196,484
Weyco Group, Inc.	150	3,392
		4,765,983
DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc. (a)	8,641	329,136
American Public Education, Inc. (a)	2,172	48,522
Bright Horizons Family Solutions, Inc. (a)	6,502	991,555
Career Education Corp. (a)	8,778	139,482
Carriage Services, Inc.	2,169	44,334
Chegg, Inc. (a) (b)	13,905	416,455
Collectors Universe, Inc.	180	5,126
frontdoor, Inc. (a)	7,664	372,241
Graham Holdings Co. Class B	686	455,127
Grand Canyon Education, Inc. (a)	6,544	642,621
H&R Block, Inc.	29,872	705,577
Houghton Mifflin Harcourt Co. (a)	12,772	68,075
K12, Inc. (a)	3,181	83,978
Laureate Education, Inc. Class A (a)	4,352	72,134
Regis Corp. (a)	6,395	129,307
Service Corp. International	27,047	1,293,117
ServiceMaster Global Holdings, Inc. (a)	20,061	1,121,410
Sotheby's (a)	6,495	370,085
Strategic Education, Inc.	3,937	534,960
WW International, Inc. (a)	8,476	320,562
Zovio, Inc. (a)	2,272	4,476
		8,148,280
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AXA Equitable Holdings, Inc.	38,988	863,974
Berkshire Hathaway, Inc. Class B (a)	295	61,366
Cannae Holdings, Inc. (a)	4,401	120,895
FGL Holdings	11,546	92,137
Jefferies Financial Group, Inc.	44,345	815,948
Marlin Business Services Corp.	2,051	51,665
On Deck Capital, Inc. (a)	6,313	21,212
Voya Financial, Inc.	20,516	1,116,891
		3,144,088
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Anterix, Inc. (a)	180	6,516
AT&T, Inc.	980,148	37,088,800
ATN International, Inc.	2,059	120,184
Bandwidth, Inc. Class A (a) (b)	1,941	126,379
CenturyLink, Inc. (b)	143,660	1,792,877
Cincinnati Bell, Inc. (a)	7,948	40,296
Security Description	Shares	Value
Cogent Communications Holdings, Inc.	6,451	$355,450
Consolidated Communications Holdings, Inc. (b)	126	600
Frontier Communications Corp. (a) (b)	105	91
GCI Liberty, Inc. Class A (a)	10,462	649,376
IDT Corp. Class B (a)	2,099	22,103
Iridium Communications, Inc. (a) (b)	10,647	226,568
Ooma, Inc. (a)	2,171	22,578
ORBCOMM, Inc. (a)	8,644	41,145
Verizon Communications, Inc.	555,335	33,520,021
Vonage Holdings Corp. (a)	29,210	330,073
Zayo Group Holdings, Inc. (a)	29,311	993,643
		75,336,700
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	6,642	580,577
Alliant Energy Corp.	33,325	1,797,217
American Electric Power Co., Inc.	63,715	5,969,458
Duke Energy Corp.	95,055	9,111,972
Edison International	49,417	3,727,030
El Paso Electric Co.	6,245	418,915
Entergy Corp.	25,117	2,947,731
Evergy, Inc.	36,555	2,433,101
Eversource Energy	40,643	3,473,757
Exelon Corp.	123,806	5,981,068
FirstEnergy Corp.	68,050	3,282,052
Hawaiian Electric Industries, Inc.	17,431	795,028
IDACORP, Inc.	6,540	736,862
MGE Energy, Inc.	6,305	503,580
NextEra Energy, Inc.	63,196	14,724,036
OGE Energy Corp.	28,539	1,295,100
Otter Tail Corp.	6,051	325,241
PG&E Corp. (a)	71,797	717,970
Pinnacle West Capital Corp.	15,386	1,493,519
PNM Resources, Inc.	10,759	560,329
Portland General Electric Co.	12,852	724,467
PPL Corp.	92,395	2,909,519
Southern Co.	135,120	8,346,362
Spark Energy, Inc. Class A (b)	2,071	21,849
Xcel Energy, Inc.	64,892	4,210,842
		77,087,582
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	5,489	739,862
Allied Motion Technologies, Inc.	160	5,650
AMETEK, Inc.	32,311	2,966,796
Atkore International Group, Inc. (a)	4,342	131,780
AZZ, Inc.	4,232	184,346
Emerson Electric Co.	84,818	5,670,931
Encore Wire Corp.	2,290	128,881
Energous Corp. (a) (b)	2,291	7,595
EnerSys	6,384	420,961
Generac Holdings, Inc. (a)	8,664	678,738
Hubbell, Inc.	6,506	854,888

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
LSI Industries, Inc.	4,152	$21,673
Plug Power, Inc. (a) (b)	30,806	81,020
Powell Industries, Inc.	38	1,488
Preformed Line Products Co.	50	2,729
Regal Beloit Corp.	6,424	467,988
Rockwell Automation, Inc.	16,504	2,719,859
Sensata Technologies Holding PLC (a)	20,246	1,013,515
Sunrun, Inc. (a) (b)	8,774	146,570
Thermon Group Holdings, Inc. (a)	4,211	96,769
TPI Composites, Inc. (a) (b)	2,091	39,206
Vicor Corp. (a)	2,211	65,269
		16,446,514
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Akoustis Technologies, Inc. (a) (b)	2,091	16,205
Amphenol Corp. Class A	42,238	4,075,967
Anixter International, Inc. (a)	4,500	311,040
Arlo Technologies, Inc. (a)	8,876	30,267
Arrow Electronics, Inc. (a)	13,203	984,680
Avnet, Inc.	17,850	794,057
AVX Corp.	6,475	98,420
Badger Meter, Inc.	4,357	233,971
Bel Fuse, Inc. Class B	40	601
Belden, Inc.	6,370	339,776
Benchmark Electronics, Inc.	8,500	247,010
CDW Corp.	19,918	2,454,694
Cognex Corp.	22,154	1,088,426
Coherent, Inc. (a) (b)	3,408	523,878
Corning, Inc.	108,943	3,107,054
CTS Corp.	4,325	139,957
Daktronics, Inc.	4,464	32,967
Dolby Laboratories, Inc. Class A	8,524	550,991
ePlus, Inc. (a)	2,137	162,604
FARO Technologies, Inc. (a)	2,192	105,983
Fitbit, Inc. Class A (a) (b)	25,556	97,368
FLIR Systems, Inc.	19,532	1,027,188
ID Systems, Inc. (a) (b)	2,121	11,623
II-VI, Inc. (a) (b)	9,858	347,090
Insight Enterprises, Inc. (a)	4,239	236,070
IPG Photonics Corp. (a)	4,376	593,386
Iteris, Inc. (a)	4,182	24,026
Itron, Inc. (a)	4,494	332,376
Jabil, Inc.	22,587	807,937
KEMET Corp.	4,412	80,210
Keysight Technologies, Inc. (a)	26,373	2,564,774
Kimball Electronics, Inc. (a)	4,172	60,536
Knowles Corp. (a)	13,588	276,380
Littelfuse, Inc.	2,341	415,083
Methode Electronics, Inc.	4,368	146,939
MTS Systems Corp.	2,199	121,495
Napco Security Technologies, Inc. (a) (b)	2,041	52,086
National Instruments Corp.	15,731	660,545
nLight, Inc. (a) (b)	3,582	56,094
Novanta, Inc. (a)	4,325	353,439
Security Description	Shares	Value
OSI Systems, Inc. (a)	2,280	$231,557
PAR Technology Corp. (a) (b)	2,031	48,277
PC Connection, Inc.	2,061	80,173
Plexus Corp. (a)	4,368	273,044
Rogers Corp. (a)	2,194	299,942
Sanmina Corp. (a)	10,802	346,852
ScanSource, Inc. (a)	4,200	128,310
SYNNEX Corp.	6,067	684,964
Tech Data Corp. (a)	4,432	461,992
Trimble, Inc. (a)	33,655	1,306,151
TTM Technologies, Inc. (a)	12,846	156,657
Vishay Intertechnology, Inc.	17,612	298,171
Vishay Precision Group, Inc. (a)	2,110	69,081
Zebra Technologies Corp. Class A (a)	6,613	1,364,725
		29,313,089
ENERGY EQUIPMENT & SERVICES — 0.4%
Apergy Corp. (a)	8,928	241,502
Archrock, Inc.	10,736	107,038
Baker Hughes a GE Co.	66,389	1,540,225
Basic Energy Services, Inc. (a)	4,292	6,181
C&J Energy Services, Inc. (a)	10,732	115,154
Cactus, Inc. Class A (a)	4,582	132,603
CARBO Ceramics, Inc. (a) (b)	21	50
Diamond Offshore Drilling, Inc. (a) (b)	18,838	104,739
DMC Global, Inc. (b)	2,081	91,522
Dril-Quip, Inc. (a)	4,245	213,014
Era Group, Inc. (a)	124	1,310
Exterran Corp. (a)	4,449	58,104
Forum Energy Technologies, Inc. (a)	14,921	23,128
FTS International, Inc. (a)	8,564	19,183
Geospace Technologies Corp. (a)	33	507
Gulf Island Fabrication, Inc. (a)	2,111	11,294
Halliburton Co.	119,927	2,260,624
Helix Energy Solutions Group, Inc. (a)	17,868	144,016
Helmerich & Payne, Inc.	14,901	597,083
Independence Contract Drilling, Inc. (a)	4,442	5,330
ION Geophysical Corp. (a)	2,021	18,432
KLX Energy Services Holdings, Inc. (a)	4,482	38,747
Mammoth Energy Services, Inc. (b)	4,352	10,793
Matrix Service Co. (a)	4,253	72,897
McDermott International, Inc. (a) (b)	22,955	46,369
National Oilwell Varco, Inc.	54,322	1,151,626
Natural Gas Services Group, Inc. (a)	2,069	26,504
Newpark Resources, Inc. (a)	12,912	98,390
Nine Energy Service, Inc. (a) (b)	5,323	32,843
Oceaneering International, Inc. (a)	13,043	176,733
Oil States International, Inc. (a)	8,039	106,919

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Patterson-UTI Energy, Inc.	32,865	$280,996
Pioneer Energy Services Corp. (a)	21	1
ProPetro Holding Corp. (a)	10,825	98,399
RigNet, Inc. (a)	19	147
RPC, Inc. (b)	8,703	48,824
Schlumberger, Ltd.	183,400	6,266,778
SEACOR Holdings, Inc. (a)	2,280	107,320
SEACOR Marine Holdings, Inc. (a)	6,623	83,251
Select Energy Services, Inc. Class A (a)	10,805	93,571
Smart Sand, Inc. (a) (b)	2,281	6,455
Solaris Oilfield Infrastructure, Inc. Class A (b)	4,882	65,517
Superior Energy Services, Inc. (a)	156	20
TETRA Technologies, Inc. (a)	2,104	4,229
Tidewater, Inc. (a)	4,222	63,794
US Silica Holdings, Inc. (b)	12,940	123,706
Valaris PLC (b)	11,329	54,493
		14,750,361
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	102,318	5,414,669
AMC Entertainment Holdings, Inc. Class A (b)	6,644	71,091
Cinemark Holdings, Inc. (b)	15,157	585,666
Electronic Arts, Inc. (a)	40,826	3,993,599
Gaia, Inc. (a) (b)	2,001	13,077
Glu Mobile, Inc. (a) (b)	16,658	83,123
Liberty Media Corp.-Liberty Braves Class A (a)	82	2,282
Liberty Media Corp.-Liberty Formula One Class A (a)	4,170	165,090
Lions Gate Entertainment Corp. Class A	10,758	99,511
Live Nation Entertainment, Inc. (a)	20,078	1,331,975
LiveXLive Media, Inc. (a) (b)	1,641	3,290
Madison Square Garden Co. Class A (a)	2,234	588,704
Marcus Corp.	2,252	83,347
Netflix, Inc. (a)	57,599	15,414,644
Rosetta Stone, Inc. (a)	2,311	40,211
Take-Two Interactive Software, Inc. (a)	15,061	1,887,746
Viacom, Inc. Class B	2,211	53,130
Walt Disney Co.	243,815	31,773,971
World Wrestling Entertainment, Inc. Class A (b)	4,391	312,420
Zynga, Inc. Class A (a)	111,417	648,447
		62,565,993
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.3%
Acadia Realty Trust REIT	10,949	312,922
Agree Realty Corp. REIT	4,256	311,326
Alexander & Baldwin, Inc.	7,979	195,565
Alexandria Real Estate Equities, Inc. REIT	12,923	1,990,659
American Assets Trust, Inc. REIT	8,617	402,759
Security Description	Shares	Value
American Campus Communities, Inc. REIT	20,172	$969,870
American Finance Trust, Inc. REIT (b)	18,669	260,619
American Homes 4 Rent Class A REIT	33,662	871,509
American Tower Corp. REIT	58,223	12,874,852
Americold Realty Trust REIT (b)	10,370	384,416
Apartment Investment & Management Co. Class A REIT	22,110	1,152,815
Apple Hospitality REIT, Inc.	30,709	509,155
Armada Hoffler Properties, Inc. REIT	6,427	116,264
Ashford Hospitality Trust, Inc. REIT	12,836	42,487
AvalonBay Communities, Inc. REIT	18,519	3,987,696
Bluerock Residential Growth REIT, Inc.	2,331	27,436
Boston Properties, Inc. REIT	22,244	2,884,157
Braemar Hotels & Resorts, Inc. REIT	84	789
Brandywine Realty Trust REIT	24,491	371,039
Brixmor Property Group, Inc. REIT	42,084	853,884
Camden Property Trust REIT	12,965	1,439,245
CareTrust REIT, Inc.	12,910	303,450
CatchMark Timber Trust, Inc. Class A REIT	4,472	47,716
CBL & Associates Properties, Inc. REIT (b)	189	244
Cedar Realty Trust, Inc. REIT	31,798	95,394
Chatham Lodging Trust REIT	12,497	226,821
City Office REIT, Inc.	4,272	61,474
Clipper Realty, Inc. REIT	2,131	21,715
Colony Capital, Inc. REIT	48,701	293,180
Columbia Property Trust, Inc. REIT	17,886	378,289
Community Healthcare Trust, Inc. REIT	2,181	97,164
CoreCivic, Inc. REIT	17,934	309,900
CorePoint Lodging, Inc. REIT	8,764	88,604
CoreSite Realty Corp. REIT	4,413	537,724
Corporate Office Properties Trust REIT	15,146	451,048
Cousins Properties, Inc. REIT	20,365	765,520
Crown Castle International Corp. REIT	56,100	7,798,461
CubeSmart REIT	29,206	1,019,289
CyrusOne, Inc. REIT (b)	12,842	1,015,802
DiamondRock Hospitality Co. REIT	28,722	294,401
Digital Realty Trust, Inc. REIT (b)	27,800	3,608,718
Douglas Emmett, Inc. REIT	22,162	949,198
Duke Realty Corp. REIT	51,463	1,748,198
Easterly Government Properties, Inc. REIT	5,938	126,479
EastGroup Properties, Inc. REIT	4,390	548,838

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Empire State Realty Trust, Inc. Class A REIT	18,030	$257,288
EPR Properties REIT	10,716	823,632
Equinix, Inc. REIT	10,799	6,228,863
Equity Commonwealth REIT	18,466	632,461
Equity LifeStyle Properties, Inc. REIT	10,859	1,450,762
Equity Residential REIT	47,179	4,069,661
Essex Property Trust, Inc. REIT	8,725	2,850,021
Extra Space Storage, Inc. REIT	17,887	2,089,559
Farmland Partners, Inc. REIT (b)	4,322	28,871
Federal Realty Investment Trust REIT	10,750	1,463,505
First Industrial Realty Trust, Inc. REIT	17,332	685,654
Four Corners Property Trust, Inc. REIT	12,692	358,930
Franklin Street Properties Corp. REIT	26,586	224,918
Front Yard Residential Corp. REIT	10,668	123,322
Gaming and Leisure Properties, Inc. REIT	29,327	1,121,465
GEO Group, Inc. REIT	17,998	312,085
Getty Realty Corp. REIT	6,492	208,134
Gladstone Commercial Corp. REIT	4,261	100,134
Gladstone Land Corp. REIT (b)	2,031	24,159
Global Medical REIT, Inc.	2,251	25,661
Global Net Lease, Inc. REIT	10,707	208,787
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	10,744	313,188
HCP, Inc. REIT	57,096	2,034,331
Healthcare Realty Trust, Inc. REIT	17,692	592,682
Healthcare Trust of America, Inc. Class A REIT	29,040	853,195
Hersha Hospitality Trust REIT	7,594	112,999
Highwoods Properties, Inc. REIT	15,143	680,526
Host Hotels & Resorts, Inc. REIT	101,917	1,762,145
Hudson Pacific Properties, Inc. REIT	22,183	742,243
Independence Realty Trust, Inc. REIT	10,825	154,906
Industrial Logistics Properties Trust REIT	5,719	121,529
Innovative Industrial Properties, Inc. REIT (b)	1,441	133,105
Investors Real Estate Trust REIT	3,866	288,674
Invitation Homes, Inc. REIT	57,936	1,715,485
Iron Mountain, Inc. REIT	35,768	1,158,526
iStar, Inc. REIT (b)	10,860	141,723
JBG SMITH Properties REIT	10,262	402,373
Jernigan Capital, Inc. REIT (b)	2,091	40,252
Kilroy Realty Corp. REIT	13,307	1,036,482
Kimco Realty Corp. REIT	57,773	1,206,300
Lamar Advertising Co. Class A REIT	10,955	897,543
Lexington Realty Trust REIT	8,704	89,216
Security Description	Shares	Value
Liberty Property Trust REIT	20,098	$1,031,630
Life Storage, Inc. REIT	6,523	687,589
LTC Properties, Inc. REIT	6,329	324,171
Macerich Co. REIT (b)	20,087	634,548
Mack-Cali Realty Corp. REIT	12,930	280,064
Medical Properties Trust, Inc. REIT	48,254	943,848
MGM Growth Properties LLC Class A	8,804	264,560
Mid-America Apartment Communities, Inc. REIT	16,497	2,144,775
Monmouth Real Estate Investment Corp. REIT	13,142	189,376
National Health Investors, Inc. REIT	6,331	521,611
National Retail Properties, Inc. REIT	22,157	1,249,655
National Storage Affiliates Trust REIT	8,146	271,832
New Senior Investment Group, Inc. REIT	26,717	178,470
NexPoint Residential Trust, Inc. REIT	2,221	103,854
Office Properties Income Trust REIT	8,834	270,674
Omega Healthcare Investors, Inc. REIT	29,459	1,231,092
One Liberty Properties, Inc. REIT	6,791	186,956
Outfront Media, Inc. REIT	21,950	609,771
Paramount Group, Inc. REIT	29,296	391,102
Park Hotels & Resorts, Inc. REIT	33,559	837,968
Pebblebrook Hotel Trust REIT (b)	18,640	518,565
Pennsylvania Real Estate Investment Trust (b)	9,901	56,634
Physicians Realty Trust REIT	26,449	469,470
Piedmont Office Realty Trust, Inc. Class A REIT	22,154	462,576
PotlatchDeltic Corp. REIT (b)	9,130	375,106
Preferred Apartment Communities, Inc. Class A REIT (b)	4,252	61,441
Prologis, Inc. REIT	83,779	7,139,646
PS Business Parks, Inc. REIT	2,261	411,389
Public Storage REIT	18,871	4,628,490
QTS Realty Trust, Inc. Class A REIT (b)	6,441	331,132
Rayonier, Inc. REIT	17,477	492,851
Realty Income Corp. REIT	38,049	2,917,597
Regency Centers Corp. REIT	22,031	1,530,934
Retail Opportunity Investments Corp. REIT	15,541	283,312
Retail Properties of America, Inc. Class A REIT	32,157	396,174
Retail Value, Inc. REIT	2,015	74,636
Rexford Industrial Realty, Inc. REIT	8,820	388,256
RLJ Lodging Trust REIT	24,612	418,158
RPT Realty REIT	13,377	181,258

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Ryman Hospitality Properties, Inc. REIT	6,519	$533,319
Sabra Health Care REIT, Inc.	26,496	608,348
Saul Centers, Inc. REIT	2,259	123,138
SBA Communications Corp. REIT	15,551	3,750,124
Senior Housing Properties Trust REIT	35,867	331,949
Seritage Growth Properties Class A REIT (b)	4,253	180,710
Service Properties Trust REIT	13,635	351,647
Simon Property Group, Inc. REIT	39,824	6,198,606
SITE Centers Corp. REIT	20,760	313,684
SL Green Realty Corp. REIT	12,925	1,056,619
Spirit Realty Capital, Inc. REIT	12,512	598,824
STAG Industrial, Inc. REIT (b)	12,986	382,827
STORE Capital Corp. REIT	27,164	1,016,205
Summit Hotel Properties, Inc. REIT	19,876	230,562
Sun Communities, Inc. REIT	10,721	1,591,532
Sunstone Hotel Investors, Inc. REIT	32,550	447,237
Tanger Factory Outlet Centers, Inc. REIT (b)	12,903	199,738
Taubman Centers, Inc. REIT	8,813	359,835
Terreno Realty Corp. REIT	8,575	438,097
UDR, Inc. REIT	38,075	1,845,876
UMH Properties, Inc. REIT	4,292	60,431
Uniti Group, Inc. REIT (b)	22,301	173,167
Universal Health Realty Income Trust REIT	957	98,380
Urban Edge Properties REIT	15,413	305,023
Urstadt Biddle Properties, Inc. Class A REIT	8,460	200,502
Ventas, Inc. REIT	46,369	3,386,328
VEREIT, Inc.	140,328	1,372,408
VICI Properties, Inc. REIT (b)	64,005	1,449,713
Vornado Realty Trust REIT	24,011	1,528,780
Washington Prime Group, Inc. REIT (b)	24,102	99,782
Washington Real Estate Investment Trust	10,825	296,172
Weingarten Realty Investors REIT	17,638	513,795
Welltower, Inc. REIT	51,998	4,713,619
Weyerhaeuser Co. REIT	105,343	2,918,001
Whitestone REIT (b)	13,013	179,059
WP Carey, Inc. REIT	23,041	2,062,170
Xenia Hotels & Resorts, Inc. REIT	14,998	316,758
		162,236,522
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc.	42	942
BJ's Wholesale Club Holdings, Inc. (a)	7,764	200,855
Casey's General Stores, Inc.	4,464	719,418
Chefs' Warehouse, Inc. (a)	2,269	91,486
Costco Wholesale Corp.	59,032	17,007,710
Ingles Markets, Inc. Class A	110	4,275
Security Description	Shares	Value
Kroger Co.	110,046	$2,836,986
Natural Grocers by Vitamin Cottage, Inc. (a)	22	220
Performance Food Group Co. (a)	12,794	588,652
PriceSmart, Inc.	2,304	163,814
SpartanNash Co.	42	497
Sprouts Farmers Market, Inc. (a)	20,036	387,496
Sysco Corp.	71,095	5,644,943
United Natural Foods, Inc. (a) (b)	6,640	76,493
US Foods Holding Corp. (a)	29,721	1,221,533
Village Super Market, Inc. Class A	52	1,375
Weis Markets, Inc.	2,109	80,437
Walmart, Inc.	191,328	22,706,807
Walgreens Boots Alliance, Inc.	110,765	6,126,412
		57,860,351
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	72,542	2,979,300
B&G Foods, Inc. (b)	10,993	207,878
Bunge, Ltd.	20,057	1,135,627
Calavo Growers, Inc. (b)	2,239	213,108
Cal-Maine Foods, Inc.	4,260	170,208
Campbell Soup Co. (b)	24,893	1,167,980
Conagra Brands, Inc.	62,209	1,908,572
Darling Ingredients, Inc. (a)	22,298	426,561
Dean Foods Co. (b)	105	122
Farmer Brothers Co. (a)	2,031	26,301
Flowers Foods, Inc.	26,484	612,575
Fresh Del Monte Produce, Inc.	4,312	147,082
Freshpet, Inc. (a)	2,301	114,521
General Mills, Inc.	77,017	4,245,177
Hain Celestial Group, Inc. (a) (b)	15,777	338,811
Hershey Co.	19,106	2,961,239
Hormel Foods Corp. (b)	35,692	1,560,811
Hostess Brands, Inc. (a)	15,229	212,978
Ingredion, Inc.	8,828	721,601
J&J Snack Foods Corp.	2,441	468,672
J.M. Smucker Co.	15,772	1,735,235
John B Sanfilippo & Son, Inc.	180	17,388
Kellogg Co.	46,299	2,979,341
Kraft Heinz Co.	122,245	3,414,914
Lamb Weston Holdings, Inc.	19,583	1,424,076
Lancaster Colony Corp.	2,028	281,182
Landec Corp. (a)	4,193	45,578
Limoneira Co.	2,060	37,822
McCormick & Co., Inc.	1,725	269,617
Mondelez International, Inc. Class A	195,860	10,834,975
Post Holdings, Inc. (a)	8,801	931,498
Sanderson Farms, Inc.	2,312	349,875
Seneca Foods Corp. Class A (a)	162	5,051
Simply Good Foods Co. (a)	5,823	168,809
Tootsie Roll Industries, Inc. (b)	2,166	80,445
TreeHouse Foods, Inc. (a) (b)	7,939	440,217
Tyson Foods, Inc. Class A	36,714	3,162,544
		45,797,691

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.2%
Atmos Energy Corp.	15,067	$1,715,981
Chesapeake Utilities Corp.	2,168	206,654
National Fuel Gas Co.	10,851	509,129
New Jersey Resources Corp.	11,012	497,963
Northwest Natural Holding Co.	4,268	304,479
ONE Gas, Inc.	6,592	633,557
RGC Resources, Inc.	130	3,801
South Jersey Industries, Inc. (b)	10,916	359,245
Southwest Gas Holdings, Inc.	6,474	589,393
Spire, Inc.	6,443	562,087
UGI Corp.	24,492	1,231,213
		6,613,502
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	234,332	19,606,558
ABIOMED, Inc. (a)	5,933	1,055,421
Accuray, Inc. (a)	10,670	29,556
Align Technology, Inc. (a)	9,784	1,770,121
AngioDynamics, Inc. (a)	4,423	81,472
Antares Pharma, Inc. (a)	33,247	111,211
AtriCure, Inc. (a)	4,366	108,888
Atrion Corp.	40	31,167
Avanos Medical, Inc. (a)	6,528	244,539
AxoGen, Inc. (a) (b)	4,152	51,817
Baxter International, Inc.	70,805	6,193,313
Becton Dickinson and Co.	36,788	9,305,892
BioLife Solutions, Inc. (a) (b)	2,209	36,725
Boston Scientific Corp. (a)	191,268	7,782,695
Cantel Medical Corp.	5,900	441,320
Cardiovascular Systems, Inc. (a)	4,406	209,373
Cerus Corp. (a)	14,982	77,232
CONMED Corp.	4,260	409,599
Cooper Cos., Inc.	6,568	1,950,696
Corindus Vascular Robotics, Inc. (a)	17,968	76,903
CryoLife, Inc. (a)	4,332	117,614
CryoPort, Inc. (a) (b)	4,322	70,686
Cutera, Inc. (a)	2,111	61,705
CytoSorbents Corp. (a) (b)	4,162	20,935
Danaher Corp.	86,857	12,544,757
DENTSPLY SIRONA, Inc.	32,467	1,730,816
DexCom, Inc. (a)	12,270	1,831,175
Edwards Lifesciences Corp. (a)	28,641	6,298,442
FONAR Corp. (a)	130	2,687
GenMark Diagnostics, Inc. (a)	8,635	52,328
Glaukos Corp. (a) (b)	4,724	295,297
Globus Medical, Inc. Class A (a)	8,768	448,220
Haemonetics Corp. (a)	6,580	830,001
Heska Corp. (a) (b)	140	9,922
Hill-Rom Holdings, Inc.	8,827	928,865
Hologic, Inc. (a)	40,178	2,028,587
ICU Medical, Inc. (a)	2,162	345,055
IDEXX Laboratories, Inc. (a)	11,709	3,184,028
Inogen, Inc. (a) (b)	2,308	110,576
Insulet Corp. (a) (b)	8,460	1,395,308
Security Description	Shares	Value
Integer Holdings Corp. (a)	4,262	$322,037
Integra LifeSciences Holdings Corp. (a)	8,783	527,595
IntriCon Corp. (a) (b)	538	10,459
Intuitive Surgical, Inc. (a)	15,688	8,470,422
Invacare Corp. (b)	4,395	32,963
iRadimed Corp. (a)	80	1,682
iRhythm Technologies, Inc. (a) (b)	2,181	161,634
Lantheus Holdings, Inc. (a)	4,332	108,582
LeMaitre Vascular, Inc.	2,121	72,496
Masimo Corp. (a)	6,519	969,962
Meridian Bioscience, Inc.	169	1,604
Merit Medical Systems, Inc. (a)	6,620	201,645
Mesa Laboratories, Inc. (b)	70	16,644
Natus Medical, Inc. (a)	4,310	137,230
Neogen Corp. (a)	6,783	461,990
Nevro Corp. (a)	4,289	368,725
NuVasive, Inc. (a)	6,547	414,949
Nuvectra Corp. (a)	10,731	14,594
OraSure Technologies, Inc. (a)	4,392	32,808
Penumbra, Inc. (a) (b)	4,253	571,986
Quidel Corp. (a)	4,261	261,412
ResMed, Inc.	20,021	2,705,037
Rockwell Medical, Inc. (a) (b)	63	174
RTI Surgical Holdings, Inc. (a)	8,470	24,140
SeaSpine Holdings Corp. (a)	2,011	24,554
Senseonics Holdings, Inc. (a) (b)	6,613	6,537
Sientra, Inc. (a) (b)	2,141	13,874
STAAR Surgical Co. (a) (b)	4,504	116,113
Stryker Corp.	47,274	10,225,366
Surmodics, Inc. (a)	2,099	96,008
Tactile Systems Technology, Inc. (a) (b)	2,041	86,375
Tandem Diabetes Care, Inc. (a)	7,459	439,932
Teleflex, Inc.	6,335	2,152,316
TransEnterix, Inc. (a)	31,862	19,748
Utah Medical Products, Inc.	299	28,656
Varex Imaging Corp. (a)	4,477	127,774
Varian Medical Systems, Inc. (a)	13,186	1,570,321
ViewRay, Inc. (a) (b)	4,282	12,418
West Pharmaceutical Services, Inc.	10,639	1,508,823
Zimmer Biomet Holdings, Inc.	28,555	3,919,745
		118,120,832
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a) (b)	12,489	388,158
Addus HomeCare Corp. (a)	2,061	163,396
Amedisys, Inc. (a)	4,490	588,235
American Renal Associates Holdings, Inc. (a)	4,372	27,631
AmerisourceBergen Corp.	21,208	1,746,055
AMN Healthcare Services, Inc. (a)	6,604	380,126
Anthem, Inc.	34,593	8,305,779
Apollo Medical Holdings, Inc. (a) (b)	4,682	82,497
BioTelemetry, Inc. (a) (b)	4,402	179,293

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Brookdale Senior Living, Inc. (a)	22,640	$171,611
Capital Senior Living Corp. (a)	4,251	18,619
Cardinal Health, Inc.	43,426	2,049,273
Centene Corp. (a)	52,588	2,274,957
Chemed Corp.	2,184	911,973
Cigna Corp.	49,186	7,465,943
Community Health Systems, Inc. (a) (b)	126	454
CorVel Corp. (a)	351	26,571
Cross Country Healthcare, Inc. (a)	4,402	45,341
CVS Health Corp.	176,341	11,121,827
DaVita, Inc. (a)	21,050	1,201,324
Diplomat Pharmacy, Inc. (a)	94	461
Encompass Health Corp.	13,667	864,848
Ensign Group, Inc.	6,481	307,394
Enzo Biochem, Inc. (a)	6,393	23,015
Guardant Health, Inc. (a)	4,082	260,554
HCA Healthcare, Inc.	37,014	4,457,226
HealthEquity, Inc. (a)	8,615	492,304
Henry Schein, Inc. (a)	19,511	1,238,948
Humana, Inc.	18,594	4,753,928
Laboratory Corp. of America Holdings (a)	12,803	2,150,904
LHC Group, Inc. (a)	2,268	257,554
Magellan Health, Inc. (a)	4,210	261,441
McKesson Corp.	25,308	3,458,591
MEDNAX, Inc. (a)	13,308	301,027
Molina Healthcare, Inc. (a)	7,434	815,658
National HealthCare Corp.	1,989	162,800
Option Care Health, Inc. (a)	42	134
Owens & Minor, Inc.	84	488
Patterson Cos., Inc. (b)	18,085	322,275
PetIQ, Inc. (a) (b)	2,841	77,446
Premier, Inc. Class A (a)	7,642	221,007
Providence Service Corp. (a)	2,013	119,693
Psychemedics Corp.	120	1,093
Quest Diagnostics, Inc.	18,797	2,011,843
R1 RCM, Inc. (a)	10,875	97,114
RadNet, Inc. (a)	4,482	64,362
Select Medical Holdings Corp. (a)	17,957	297,547
Surgery Partners, Inc. (a) (b)	6,513	48,099
Tenet Healthcare Corp. (a)	13,494	298,487
Tivity Health, Inc. (a) (b)	7,443	123,777
Triple-S Management Corp. Class B (a)	2,456	32,910
UnitedHealth Group, Inc.	128,317	27,885,850
Universal Health Services, Inc. Class B	194	28,858
US Physical Therapy, Inc.	2,039	266,191
WellCare Health Plans, Inc. (a)	6,414	1,662,316
		90,515,206
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	26,471	290,652
Castlight Health, Inc. Class B (a)	8,784	12,385
Cerner Corp.	39,689	2,705,599
Security Description	Shares	Value
Computer Programs & Systems, Inc.	28	$633
Evolent Health, Inc. Class A (a) (b)	9,789	70,383
HealthStream, Inc. (a)	4,206	108,893
HMS Holdings Corp. (a)	10,710	369,120
HTG Molecular Diagnostics, Inc. (a) (b)	9,807	6,669
Inovalon Holdings, Inc. Class A (a) (b)	13,357	218,921
Inspire Medical Systems, Inc. (a)	2,041	124,542
Medidata Solutions, Inc. (a)	8,547	782,051
NextGen Healthcare, Inc. (a)	6,578	103,077
Omnicell, Inc. (a)	4,398	317,844
Simulations Plus, Inc.	2,041	70,823
Tabula Rasa HealthCare, Inc. (a) (b)	2,001	109,935
Teladoc Health, Inc. (a) (b)	9,418	637,787
Veeva Systems, Inc. Class A (a)	17,209	2,627,642
Vocera Communications, Inc. (a) (b)	4,236	104,417
		8,661,373
HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	30,223	1,317,118
BBX Capital Corp.	6,603	30,836
Biglari Holdings, Inc. Class B (a) (b)	49	5,341
BJ's Restaurants, Inc. (b)	90	3,496
Bloomin' Brands, Inc.	6,370	120,584
Boyd Gaming Corp. (b)	10,820	259,139
Brinker International, Inc. (b)	6,665	284,395
Caesars Entertainment Corp. (a)	72,897	849,979
Carrols Restaurant Group, Inc. (a)	4,342	35,995
Century Casinos, Inc. (a)	2,301	17,787
Cheesecake Factory, Inc. (b)	6,541	272,629
Chipotle Mexican Grill, Inc. (a)	3,846	3,232,448
Choice Hotels International, Inc.	4,400	391,424
Churchill Downs, Inc.	5,964	736,286
Chuy's Holdings, Inc. (a)	81	2,006
Cracker Barrel Old Country Store, Inc. (b)	2,342	380,926
Darden Restaurants, Inc.	17,459	2,064,003
Dave & Buster's Entertainment, Inc. (b)	5,826	226,923
Del Taco Restaurants, Inc. (a)	4,492	45,931
Denny's Corp. (a)	12,811	291,642
Dine Brands Global, Inc. (b)	1,724	130,783
Domino's Pizza, Inc.	5,858	1,432,808
Drive Shack, Inc. (a) (b)	8,494	36,609
Dunkin' Brands Group, Inc.	11,684	927,242
El Pollo Loco Holdings, Inc. (a) (b)	2,331	25,548
Eldorado Resorts, Inc. (a) (b)	6,633	264,458
Everi Holdings, Inc. (a)	8,654	73,213
Fiesta Restaurant Group, Inc. (a)	21	219
Habit Restaurants, Inc. Class A (a)	2,291	20,023
Hilton Grand Vacations, Inc. (a)	12,874	411,968

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	36,683	$3,415,554
Hyatt Hotels Corp. Class A	6,372	469,425
International Speedway Corp. Class A	1,860	83,719
J Alexander's Holdings, Inc. (a)	2,111	24,741
Jack in the Box, Inc.	4,449	405,393
Las Vegas Sands Corp.	47,528	2,745,217
Lindblad Expeditions Holdings, Inc. (a)	2,321	38,900
Marriott International, Inc. Class A	38,751	4,819,462
Marriott Vacations Worldwide Corp.	4,298	445,316
McDonald's Corp.	104,063	22,343,367
MGM Resorts International	69,316	1,921,439
Monarch Casino & Resort, Inc. (a)	2,021	84,255
Nathan's Famous, Inc.	60	4,311
Noodles & Co. (a) (b)	4,222	23,896
Norwegian Cruise Line Holdings, Ltd. (a)	24,369	1,261,583
Papa John's International, Inc. (b)	4,270	223,534
Penn National Gaming, Inc. (a) (b)	13,977	260,322
Planet Fitness, Inc. Class A (a)	12,880	745,366
Playa Hotels & Resorts NV (a)	10,795	84,525
Potbelly Corp. (a)	4,152	18,103
RCI Hospitality Holdings, Inc.	180	3,722
Red Lion Hotels Corp. (a)	2,161	14,003
Red Robin Gourmet Burgers, Inc. (a)	46	1,530
Red Rock Resorts, Inc. Class A	8,774	178,156
Royal Caribbean Cruises, Ltd.	24,268	2,628,952
Ruth's Hospitality Group, Inc.	4,344	88,683
Scientific Games Corp. Class A (a) (b)	8,457	172,100
SeaWorld Entertainment, Inc. (a) (b)	6,807	179,160
Shake Shack, Inc. Class A (a)	2,261	221,668
Six Flags Entertainment Corp.	10,784	547,719
Starbucks Corp.	161,622	14,290,617
Texas Roadhouse, Inc.	8,695	456,661
Town Sports International Holdings, Inc. (a) (b)	4,162	6,826
Vail Resorts, Inc.	6,027	1,371,504
Wendy's Co.	33,663	672,587
Wingstop, Inc.	4,242	370,242
Wyndham Destinations, Inc.	13,831	636,503
Wyndham Hotels & Resorts, Inc.	13,831	715,616
Wynn Resorts, Ltd.	11,700	1,272,024
Yum China Holdings, Inc.	47,153	2,142,161
Yum! Brands, Inc.	42,867	4,862,404
		84,143,025
HOUSEHOLD DURABLES — 0.5%
Bassett Furniture Industries, Inc.	2,011	30,768
Beazer Homes USA, Inc. (a)	4,293	63,966
Cavco Industries, Inc. (a)	1,680	322,711
Century Communities, Inc. (a)	2,211	67,723
D.R. Horton, Inc.	47,085	2,481,850
Security Description	Shares	Value
Ethan Allen Interiors, Inc.	4,232	$80,831
Flexsteel Industries, Inc.	180	2,668
GoPro, Inc. Class A (a) (b)	105	544
Helen of Troy, Ltd. (a)	4,306	678,884
Hooker Furniture Corp.	2,051	43,973
Installed Building Products, Inc. (a)	2,333	133,774
iRobot Corp. (a) (b)	3,560	219,545
KB Home	8,795	299,030
La-Z-Boy, Inc.	6,557	220,250
Leggett & Platt, Inc.	18,005	737,125
Lennar Corp. Class A	35,542	1,985,021
Lennar Corp. Class B	360	15,973
LGI Homes, Inc. (a) (b)	2,121	176,722
Lifetime Brands, Inc.	2,061	18,240
M/I Homes, Inc. (a)	2,332	87,800
MDC Holdings, Inc.	6,720	289,632
Meritage Homes Corp. (a)	4,417	310,736
Mohawk Industries, Inc. (a)	8,555	1,061,419
Newell Brands, Inc. (b)	62,430	1,168,690
NVR, Inc. (a)	409	1,520,396
PulteGroup, Inc.	37,048	1,354,104
Roku, Inc. (a) (b)	10,162	1,034,085
Skyline Champion Corp. (a)	7,824	235,424
Taylor Morrison Home Corp. Class A (a)	8,868	230,036
Tempur Sealy International, Inc. (a)	6,654	513,689
Toll Brothers, Inc.	20,087	824,571
TopBuild Corp. (a)	4,428	426,992
TRI Pointe Group, Inc. (a) (b)	17,496	263,140
Tupperware Brands Corp.	6,587	104,536
Universal Electronics, Inc. (a)	31	1,578
VOXX International Corp. (a)	4,182	19,655
Whirlpool Corp.	8,608	1,363,163
William Lyon Homes Class A (a)	4,200	85,512
ZAGG, Inc. (a) (b)	4,212	26,409
		18,501,165
HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (a)	2,041	59,658
Church & Dwight Co., Inc.	34,856	2,622,566
Clorox Co.	16,997	2,581,334
Colgate-Palmolive Co.	117,410	8,630,809
Energizer Holdings, Inc. (b)	8,821	384,419
Kimberly-Clark Corp.	46,134	6,553,335
Oil-Dri Corp. of America	120	4,087
Procter & Gamble Co.	336,766	41,886,955
Spectrum Brands Holdings, Inc.	9,544	503,185
WD-40 Co. (b)	2,122	389,472
		63,615,820
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	82,914	1,354,815
Clearway Energy, Inc. Class A	8,815	152,852
Clearway Energy, Inc. Class C (b)	8,342	152,241
NRG Energy, Inc.	39,827	1,577,149
Ormat Technologies, Inc.	4,398	326,727

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Pattern Energy Group, Inc. Class A	9,647	$259,794
TerraForm Power, Inc. Class A	25,723	468,802
Vistra Energy Corp.	53,086	1,418,989
		5,711,369
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	78,518	12,908,359
Carlisle Cos., Inc.	8,583	1,249,170
General Electric Co.	1,161,520	10,383,989
Honeywell International, Inc.	98,453	16,658,247
Raven Industries, Inc.	4,404	147,358
Roper Technologies, Inc.	14,278	5,091,535
		46,438,658
INSURANCE — 2.2%
Aflac, Inc.	99,219	5,191,138
Alleghany Corp. (a)	2,094	1,670,509
Allstate Corp.	45,620	4,957,982
Ambac Financial Group, Inc. (a)	11,715	229,028
American Equity Investment Life Holding Co.	10,884	263,393
American Financial Group, Inc.	8,828	952,100
American International Group, Inc.	116,151	6,469,611
American National Insurance Co.	690	85,374
AMERISAFE, Inc.	2,224	147,029
Arthur J Gallagher & Co.	24,388	2,184,433
Assurant, Inc.	6,887	866,522
Brighthouse Financial, Inc. (a)	16,552	669,859
Brown & Brown, Inc.	30,843	1,112,199
Cincinnati Financial Corp.	22,132	2,582,140
Citizens, Inc. (a) (b)	6,344	43,583
CNA Financial Corp.	32,474	1,599,345
CNO Financial Group, Inc.	26,386	417,690
Crawford & Co. Class B	2,031	20,493
eHealth, Inc. (a)	2,253	150,478
Employers Holdings, Inc.	4,336	188,963
FBL Financial Group, Inc. Class A	2,013	119,794
FedNat Holding Co.	2,051	28,694
Fidelity National Financial, Inc.	39,867	1,770,493
First American Financial Corp.	13,367	788,787
Genworth Financial, Inc. Class A (a)	57,296	252,102
Globe Life, Inc.	15,438	1,478,343
Hallmark Financial Services, Inc. (a)	2,211	42,296
Hanover Insurance Group, Inc.	6,368	863,119
Hartford Financial Services Group, Inc.	43,813	2,655,506
HCI Group, Inc. (b)	108	4,540
Health Insurance Innovations, Inc. Class A (a) (b)	180	4,487
Heritage Insurance Holdings, Inc.	2,261	33,802
Horace Mann Educators Corp.	4,464	206,817
Independence Holding Co.	110	4,245
Kemper Corp.	8,645	673,878
Kingstone Cos., Inc.	1,991	16,963
Kinsale Capital Group, Inc.	2,191	226,352
Security Description	Shares	Value
Lincoln National Corp.	28,478	$1,717,793
Loews Corp.	38,780	1,996,394
Markel Corp. (a)	1,892	2,236,155
Marsh & McLennan Cos., Inc.	68,207	6,824,110
MBIA, Inc. (a)	12,847	118,578
Mercury General Corp.	4,252	237,602
MetLife, Inc.	110,812	5,225,894
National General Holdings Corp.	8,515	196,015
National Western Life Group, Inc. Class A	96	25,764
Old Republic International Corp.	35,916	846,540
Primerica, Inc.	6,648	845,825
Principal Financial Group, Inc.	40,015	2,286,457
ProAssurance Corp.	8,487	341,772
Progressive Corp.	79,017	6,104,063
Protective Insurance Corp. Class B	158	2,757
Prudential Financial, Inc.	52,578	4,729,391
Reinsurance Group of America, Inc.	8,730	1,395,752
RLI Corp.	6,360	590,908
Safety Insurance Group, Inc.	2,112	214,009
Selective Insurance Group, Inc.	6,667	501,292
State Auto Financial Corp.	2,099	67,987
Stewart Information Services Corp.	2,335	90,575
Travelers Cos., Inc.	35,741	5,314,329
Trupanion, Inc. (a) (b)	2,241	56,966
United Fire Group, Inc.	2,280	107,114
United Insurance Holdings Corp.	2,331	32,611
Universal Insurance Holdings, Inc.	4,301	128,987
Unum Group	31,824	945,809
White Mountains Insurance Group, Ltd.	464	501,120
WR Berkley Corp.	19,460	1,405,596
		84,060,252
INTERACTIVE MEDIA & SERVICES — 3.0%
Actua Corp. (a) (c)	1,285	360
Alphabet, Inc. Class A (a)	40,487	49,440,295
ANGI Homeservices, Inc. Class A (a) (b)	6,523	46,215
Care.com, Inc. (a)	2,261	23,627
Cargurus, Inc. (a) (b)	6,761	209,253
Cars.com, Inc. (a) (b)	8,776	78,808
Facebook, Inc. Class A (a)	317,451	56,531,674
IAC/InterActiveCorp (a)	10,197	2,222,640
Liberty TripAdvisor Holdings, Inc. Class A (a)	11,451	107,754
Match Group, Inc. (b)	5,963	425,997
Meet Group, Inc. (a) (b)	12,751	41,760
QuinStreet, Inc. (a) (b)	5,896	74,231
TripAdvisor, Inc. (a)	12,311	476,189
TrueCar, Inc. (a)	84	286
Twitter, Inc. (a)	97,682	4,024,498
Yelp, Inc. (a)	6,433	223,547
Zillow Group, Inc. Class A (a) (b)	6,570	194,111
		114,121,245

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 3.4%
1-800-Flowers.com, Inc. Class A (a)	4,172	$61,725
Amazon.com, Inc. (a)	58,296	101,196,609
Booking Holdings, Inc. (a)	6,145	12,060,238
Duluth Holdings, Inc. Class B (a) (b)	2,191	18,580
eBay, Inc.	120,730	4,706,055
Etsy, Inc. (a) (b)	16,440	928,860
Expedia Group, Inc.	22,264	2,992,504
Groupon, Inc. (a) (b)	68,718	182,790
GrubHub, Inc. (a) (b)	12,770	717,802
Lands' End, Inc. (a) (b)	21	238
Liquidity Services, Inc. (a)	21	155
MercadoLibre, Inc. (a)	5,582	3,076,966
Overstock.com, Inc. (a)	2,040	21,604
PetMed Express, Inc. (b)	2,255	40,635
Quotient Technology, Inc. (a) (b)	8,730	68,269
Qurate Retail, Inc. Class A (a)	42,446	437,831
Rubicon Project, Inc. (a)	8,405	73,208
Shutterstock, Inc. (a)	119	4,298
Stamps.com, Inc. (a) (b)	2,012	149,793
Stitch Fix, Inc. Class A (a) (b)	6,780	130,515
Wayfair, Inc. Class A (a) (b)	8,167	915,684
		127,784,359
IT SERVICES — 5.2%
Akamai Technologies, Inc. (a)	22,260	2,034,119
Alliance Data Systems Corp.	6,534	837,201
Amdocs, Ltd.	20,775	1,373,435
Automatic Data Processing, Inc.	58,499	9,442,909
Black Knight, Inc. (a)	17,396	1,062,200
Booz Allen Hamilton Holding Corp.	20,198	1,434,462
Brightcove, Inc. (a)	4,333	45,410
Broadridge Financial Solutions, Inc.	15,399	1,916,098
CACI International, Inc. Class A (a)	3,841	888,270
Carbonite, Inc. (a)	2,281	35,333
Cardtronics PLC Class A (a)	6,486	196,137
Cass Information Systems, Inc.	2,316	125,041
Cognizant Technology Solutions Corp. Class A	79,250	4,776,001
Conduent, Inc. (a)	31,732	197,373
CoreLogic, Inc. (a)	8,802	407,269
CSG Systems International, Inc.	4,356	225,118
DXC Technology Co.	36,957	1,090,231
Endurance International Group Holdings, Inc. (a)	2,034	7,627
EPAM Systems, Inc. (a)	6,531	1,190,732
Euronet Worldwide, Inc. (a)	6,560	959,728
EVERTEC, Inc.	3,666	114,452
ExlService Holdings, Inc. (a)	4,346	291,008
Fidelity National Information Services, Inc.	79,032	10,492,288
Security Description	Shares	Value
Fiserv, Inc. (a)	108,478	$11,237,236
FleetCor Technologies, Inc. (a)	11,812	3,387,445
Gartner, Inc. (a)	12,606	1,802,532
Global Payments, Inc.	40,331	6,412,629
GoDaddy, Inc. Class A (a)	24,136	1,592,493
GreenSky, Inc. Class A (a) (b)	5,923	40,543
GTT Communications, Inc. (a) (b)	4,232	39,865
Hackett Group, Inc.	2,331	38,368
Helios & Matheson Analytics, Inc. (a)	1	—
Information Services Group, Inc. (a)	4,182	10,392
Internap Corp. (a) (b)	2,238	5,774
International Business Machines Corp.	121,149	17,617,488
Jack Henry & Associates, Inc.	10,839	1,582,169
KBR, Inc.	18,829	462,064
Leidos Holdings, Inc.	20,187	1,733,660
Limelight Networks, Inc. (a) (b)	16,800	50,904
LiveRamp Holdings, Inc. (a) (b)	6,623	284,524
ManTech International Corp. Class A	4,202	300,065
Mastercard, Inc. Class A	122,389	33,237,181
MAXIMUS, Inc.	8,664	669,381
MoneyGram International, Inc. (a) (b)	45	179
MongoDB, Inc. (a) (b)	4,320	520,474
Net 1 UEPS Technologies, Inc. (a)	17,969	64,149
NIC, Inc.	8,733	180,336
Okta, Inc. (a)	13,966	1,375,092
Paychex, Inc.	44,853	3,712,483
PayPal Holdings, Inc. (a)	151,536	15,697,614
Perficient, Inc. (a)	4,405	169,945
Perspecta, Inc.	19,919	520,284
PFSweb, Inc. (a)	2,141	5,417
PRGX Global, Inc. (a)	2,231	11,490
Sabre Corp.	28,620	640,945
Science Applications International Corp.	6,736	588,390
Square, Inc. Class A (a) (b)	42,847	2,654,372
StarTek, Inc. (a)	2,081	13,464
Sykes Enterprises, Inc. (a)	6,335	194,104
TTEC Holdings, Inc.	2,165	103,660
Twilio, Inc. Class A (a) (b)	12,655	1,391,544
Unisys Corp. (a)	140	1,040
USA Technologies, Inc. (a)	60	440
VeriSign, Inc. (a)	16,287	3,072,217
Virtusa Corp. (a)	4,199	151,248
Visa, Inc. Class A	235,743	40,550,153
Western Union Co. (b)	66,419	1,538,928
WEX, Inc. (a)	6,144	1,241,518
		194,046,641
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp.	2,281	60,218

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
American Outdoor Brands Corp. (a)	2,120	$12,402
Brunswick Corp.	13,341	695,333
Callaway Golf Co.	12,940	251,165
Clarus Corp.	2,291	26,862
Escalade, Inc.	2,021	22,009
Hasbro, Inc.	16,447	1,952,094
Johnson Outdoors, Inc. Class A	180	10,541
Malibu Boats, Inc. Class A (a)	2,241	68,754
MasterCraft Boat Holdings, Inc. (a)	2,161	32,253
Mattel, Inc. (a) (b)	53,552	609,957
Nautilus, Inc. (a)	173	234
Polaris, Inc.	8,583	755,390
Sturm Ruger & Co., Inc.	2,194	91,622
Vista Outdoor, Inc. (a)	84	520
		4,589,354
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Accelerate Diagnostics, Inc. (a) (b)	4,482	83,231
Agilent Technologies, Inc.	43,960	3,368,655
Bio-Rad Laboratories, Inc. Class A (a)	215	71,539
Bio-Techne Corp.	4,449	870,536
Bruker Corp.	13,346	586,290
Cambrex Corp. (a)	4,440	264,180
Charles River Laboratories International, Inc. (a)	6,606	874,436
ChromaDex Corp. (a) (b)	4,202	16,535
Codexis, Inc. (a) (b)	4,402	60,373
Fluidigm Corp. (a)	7,525	34,841
Harvard Bioscience, Inc. (a)	4,322	13,290
Illumina, Inc. (a)	19,985	6,079,837
IQVIA Holdings, Inc. (a)	23,163	3,460,089
Luminex Corp.	6,351	131,148
Medpace Holdings, Inc. (a)	1,641	137,910
Mettler-Toledo International, Inc. (a)	3,432	2,417,501
NanoString Technologies, Inc. (a)	4,372	94,391
NeoGenomics, Inc. (a)	10,675	204,106
Pacific Biosciences of California, Inc. (a)	17,419	89,882
PerkinElmer, Inc.	15,092	1,285,386
PRA Health Sciences, Inc. (a)	6,456	640,629
Syneos Health, Inc. (a) (b)	8,655	460,532
Thermo Fisher Scientific, Inc.	53,455	15,569,838
Waters Corp. (a)	9,463	2,112,425
		38,927,580
MACHINERY — 1.9%
Actuant Corp. Class A	8,748	191,931
AGCO Corp.	9,290	703,253
Alamo Group, Inc.	2,053	241,679
Albany International Corp. Class A	4,280	385,885
Allison Transmission Holdings, Inc.	18,005	847,135
Altra Industrial Motion Corp.	6,312	174,811
Security Description	Shares	Value
Astec Industries, Inc.	2,340	$72,774
Barnes Group, Inc.	6,327	326,094
Blue Bird Corp. (a)	2,043	38,889
Briggs & Stratton Corp.	6,384	38,687
Caterpillar, Inc.	76,995	9,725,239
Chart Industries, Inc. (a)	2,151	134,136
CIRCOR International, Inc. (a)	2,154	80,883
Colfax Corp. (a) (b)	12,436	361,390
Columbus McKinnon Corp.	2,282	83,133
Commercial Vehicle Group, Inc. (a)	4,152	29,936
Crane Co.	6,529	526,433
Cummins, Inc.	20,557	3,344,007
Deere & Co.	42,718	7,205,672
Donaldson Co., Inc.	19,542	1,017,747
Douglas Dynamics, Inc.	2,285	101,842
Dover Corp.	19,956	1,986,819
Eastern Co.	130	3,227
Energy Recovery, Inc. (a) (b)	4,382	40,599
EnPro Industries, Inc.	4,244	291,351
ESCO Technologies, Inc.	4,202	334,311
Evoqua Water Technologies Corp. (a)	8,876	151,070
ExOne Co. (a) (b)	2,031	17,974
Federal Signal Corp.	8,605	281,728
Flowserve Corp.	17,598	822,003
Fortive Corp.	40,022	2,743,908
Franklin Electric Co., Inc.	6,384	305,219
Gardner Denver Holdings, Inc. (a)	16,170	457,449
Gencor Industries, Inc. (a)	1,981	22,999
Gorman-Rupp Co.	2,231	77,617
Graco, Inc.	21,946	1,010,394
Graham Corp.	29	576
Greenbrier Cos., Inc.	4,242	127,769
Harsco Corp. (a)	10,852	205,754
Helios Technologies, Inc.	2,330	94,528
Hillenbrand, Inc.	8,638	266,741
Hurco Cos., Inc.	162	5,212
Hyster-Yale Materials Handling, Inc.	2,028	110,992
IDEX Corp.	10,755	1,762,529
Illinois Tool Works, Inc.	43,837	6,860,052
ITT, Inc.	10,957	670,459
John Bean Technologies Corp.	4,275	425,063
Kadant, Inc.	2,029	178,126
Kennametal, Inc.	10,709	329,195
LB Foster Co. Class A (a)	1,991	43,145
Lincoln Electric Holdings, Inc.	8,574	743,880
Lindsay Corp. (b)	2,112	196,099
Lydall, Inc. (a)	2,184	54,403
Manitex International, Inc. (a)	2,111	14,038
Manitowoc Co., Inc (a)	4,421	55,263
Meritor, Inc. (a)	12,951	239,594
Middleby Corp. (a)	8,056	941,746
Milacron Holdings Corp. (a)	6,623	110,405
Miller Industries, Inc.	2,031	67,632
Mueller Industries, Inc.	8,518	244,296

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Mueller Water Products, Inc. Class A	24,182	$271,806
Navistar International Corp. (a)	11,019	309,744
NN, Inc. (b)	2,331	16,620
Nordson Corp.	6,879	1,006,123
Omega Flex, Inc.	70	7,158
Oshkosh Corp.	9,698	735,108
PACCAR, Inc.	45,380	3,177,054
Parker-Hannifin Corp.	17,016	3,073,260
Park-Ohio Holdings Corp.	132	3,942
Proto Labs, Inc. (a)	2,334	238,301
RBC Bearings, Inc. (a)	2,340	388,229
REV Group, Inc. (b)	2,221	25,386
Rexnord Corp. (a)	14,966	404,830
Snap-on, Inc.	6,658	1,042,243
Spartan Motors, Inc.	2,271	31,158
SPX Corp. (a)	6,431	257,304
SPX FLOW, Inc. (a)	2,189	86,378
Standex International Corp.	2,112	154,049
Stanley Black & Decker, Inc.	20,510	2,961,849
Tennant Co.	2,184	154,409
Terex Corp.	10,548	273,932
Timken Co.	8,827	384,063
Titan International, Inc.	8,544	23,069
Toro Co.	10,947	802,415
TriMas Corp. (a)	2,248	68,901
Trinity Industries, Inc.	17,843	351,150
Twin Disc, Inc. (a)	150	1,589
Wabash National Corp.	8,664	125,715
WABCO Holdings, Inc. (a)	6,615	884,756
Wabtec Corp. (b)	24,696	1,774,655
Watts Water Technologies, Inc. Class A	4,268	400,040
Welbilt, Inc. (a) (b)	21,996	370,853
Woodward, Inc.	8,664	934,239
Xylem, Inc.	24,459	1,947,426
		70,613,475
MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)	4,192	38,566
Kirby Corp. (a)	6,648	546,200
Matson, Inc. (b)	6,400	240,064
		824,830
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	6,689	328,831
Boston Omaha Corp. Class A (a) (b)	3,782	74,997
Cable One, Inc.	476	597,237
CBS Corp. Class B	1,640	66,207
Charter Communications, Inc. Class A (a)	21,665	8,928,580
Clear Channel Outdoor Holding, Inc. (a)	42	106
Comcast Corp. Class A	40,079	1,806,761
comScore, Inc. (a) (b)	7,364	14,065
Security Description	Shares	Value
Discovery, Inc. Class A (a) (b)	20,724	$551,880
Discovery, Inc. Class C (a)	1,870	46,039
DISH Network Corp. Class A (a)	33,309	1,134,838
Entercom Communications Corp. Class A (b)	12,209	40,778
Entravision Communications Corp. Class A	10,635	33,819
EW Scripps Co. Class A	8,659	114,992
Gannett Co., Inc. (b)	15,919	170,970
Gray Television, Inc. (a) (b)	8,718	142,278
Hemisphere Media Group, Inc. (a)	2,201	26,896
Interpublic Group of Cos., Inc.	58,051	1,251,580
John Wiley & Sons, Inc. Class A	1,667	73,248
Lee Enterprises, Inc. (a)	6,473	13,205
Liberty Broadband Corp. Class A (a)	4,264	445,673
Liberty Latin America, Ltd. Class A (a)	6,523	111,348
Liberty Media Corp.-Liberty SiriusXM Class A (a)	13,370	555,791
Loral Space & Communications, Inc. (a)	88	3,643
Marchex, Inc. Class B (a)	4,312	13,540
MDC Partners, Inc. Class A (a)	109	307
Meredith Corp.	6,319	231,655
MSG Networks, Inc. Class A (a)	8,603	139,541
National CineMedia, Inc.	63	517
New Media Investment Group, Inc. (b)	2,128	18,748
New York Times Co. Class A (b)	17,470	497,546
News Corp. Class B	15,459	220,986
Nexstar Media Group, Inc. Class A (b)	6,377	652,431
Omnicom Group, Inc.	28,795	2,254,648
Scholastic Corp.	4,292	162,066
Sinclair Broadcast Group, Inc. Class A	10,765	460,096
Sirius XM Holdings, Inc. (b)	220,048	1,376,400
Taptica International, Ltd.	1,016	1,690
TechTarget, Inc. (a)	4,039	90,978
TEGNA, Inc.	32,768	508,887
Townsquare Media, Inc. Class A	1,981	13,926
Tribune Publishing Co.	2,101	18,027
		23,195,751
METALS & MINING — 0.4%
AK Steel Holding Corp. (a) (b)	42,523	96,527
Alcoa Corp. (a)	25,611	514,013
Allegheny Technologies, Inc. (a) (b)	16,969	343,622
Carpenter Technology Corp.	6,444	332,897
Century Aluminum Co. (a) (b)	6,662	44,202
Cleveland-Cliffs, Inc. (b)	30,593	220,881
Coeur Mining, Inc. (a)	26,813	128,971
Commercial Metals Co.	21,519	374,000
Compass Minerals International, Inc. (b)	4,386	247,765

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	929	$—
Freeport-McMoRan, Inc.	195,194	1,868,007
Gold Resource Corp. (b)	6,653	20,292
Haynes International, Inc.	2,069	74,153
Hecla Mining Co.	56,449	99,350
Kaiser Aluminum Corp.	2,204	218,130
Materion Corp.	2,248	137,937
McEwen Mining, Inc. (b)	33,233	51,843
Newmont Goldcorp Corp.	70,680	2,680,186
Nucor Corp.	42,124	2,144,533
Olympic Steel, Inc.	2,021	29,102
Reliance Steel & Aluminum Co.	10,457	1,042,145
Royal Gold, Inc. (b)	8,734	1,076,116
Ryerson Holding Corp. (a)	2,211	18,860
Schnitzer Steel Industries, Inc. Class A	2,057	42,498
Steel Dynamics, Inc.	29,209	870,428
SunCoke Energy, Inc. (a)	2,306	13,006
Synalloy Corp.	160	2,552
TimkenSteel Corp. (a) (b)	2,047	12,876
United States Steel Corp. (b)	25,059	289,431
Universal Stainless & Alloy Products, Inc. (a)	150	2,340
Warrior Met Coal, Inc.	4,402	85,927
Worthington Industries, Inc.	6,492	234,037
		13,316,627
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AG Mortgage Investment Trust, Inc. REIT	10,264	155,500
AGNC Investment Corp. REIT	57,893	931,498
Annaly Capital Management, Inc. REIT	166,393	1,464,258
Anworth Mortgage Asset Corp. REIT	72,727	239,999
Apollo Commercial Real Estate Finance, Inc. REIT	14,891	285,461
Arbor Realty Trust, Inc. REIT (b)	6,512	85,372
Ares Commercial Real Estate Corp. REIT	4,182	63,692
Arlington Asset Investment Corp. Class A (b)	23,125	126,956
ARMOUR Residential REIT, Inc. (b)	6,690	112,058
Blackstone Mortgage Trust, Inc. Class A REIT (b)	12,273	439,987
Capstead Mortgage Corp. REIT	22,197	163,148
Cherry Hill Mortgage Investment Corp. REIT (b)	2,061	26,999
Chimera Investment Corp. REIT (b)	26,698	522,213
Colony Credit Real Estate, Inc. REIT (b)	17,569	254,048
Dynex Capital, Inc. REIT (b)	5,721	84,556
Ellington Residential Mortgage REIT (b)	2,205	23,241
Security Description	Shares	Value
Exantas Capital Corp. REIT	8,506	$96,713
Granite Point Mortgage Trust, Inc. REIT	5,565	104,288
Great Ajax Corp. REIT	207	3,209
Invesco Mortgage Capital, Inc. REIT	17,806	272,610
KKR Real Estate Finance Trust, Inc. REIT	4,482	87,534
Ladder Capital Corp. REIT	10,703	184,841
MFA Financial, Inc. REIT	58,148	427,969
New Residential Investment Corp. REIT (b)	44,294	694,530
New York Mortgage Trust, Inc. REIT	15,370	93,603
Orchid Island Capital, Inc. REIT (b)	22,867	131,485
PennyMac Mortgage Investment Trust REIT	7,241	160,967
Ready Capital Corp. REIT (b)	7,283	115,945
Redwood Trust, Inc. REIT	7,783	127,719
TPG RE Finance Trust, Inc. REIT	6,323	125,448
Two Harbors Investment Corp. REIT	33,939	445,619
Western Asset Mortgage Capital Corp. REIT	8,806	84,978
Starwood Property Trust, Inc. REIT	34,626	838,642
		8,975,086
MULTI-UTILITIES — 1.1%
Ameren Corp.	33,215	2,658,861
Avista Corp.	8,796	426,078
Black Hills Corp.	8,512	653,126
CenterPoint Energy, Inc.	63,120	1,904,962
CMS Energy Corp.	36,442	2,330,466
Consolidated Edison, Inc.	42,455	4,010,724
Dominion Energy, Inc.	105,618	8,559,283
DTE Energy Co.	24,470	3,253,531
MDU Resources Group, Inc.	26,492	746,809
NiSource, Inc.	50,370	1,507,070
NorthWestern Corp.	8,089	607,079
Public Service Enterprise Group, Inc.	64,480	4,002,918
Sempra Energy	35,942	5,305,399
Unitil Corp.	5,358	339,912
WEC Energy Group, Inc.	41,921	3,986,687
		40,292,905
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	6,604	161,798
Dillard's, Inc. Class A (b)	2,324	153,640
Dollar General Corp.	36,290	5,767,933
Dollar Tree, Inc. (a)	31,732	3,622,525
JC Penney Co., Inc. (a) (b)	2,148	1,909
Kohl's Corp.	22,672	1,125,892
Macy's, Inc. (b)	44,125	685,702
Nordstrom, Inc. (b)	15,786	531,515
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	6,520	382,333

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Target Corp.	70,840	$7,573,504
		20,006,751
OIL, GAS & CONSUMABLE FUELS — 4.1%
Abraxas Petroleum Corp. (a)	21,308	10,814
Adams Resources & Energy, Inc.	44	1,364
Altus Midstream Co. Class A (a) (b)	18,669	52,833
Amplify Energy Corp.	2,596	16,017
Antero Resources Corp. (a) (b)	33,732	101,871
Apache Corp.	54,872	1,404,723
Arch Coal, Inc. Class A (b)	2,560	189,952
Berry Petroleum Corp.	11,096	103,859
Bonanza Creek Energy, Inc. (a)	2,251	50,400
Cabot Oil & Gas Corp.	62,864	1,104,520
California Resources Corp. (a) (b)	9,362	95,492
Callon Petroleum Co. (a) (b)	29,093	126,264
Carrizo Oil & Gas, Inc. (a) (b)	12,837	110,206
Centennial Resource Development, Inc. Class A (a)	26,515	119,715
Cheniere Energy, Inc. (a)	35,416	2,233,333
Chesapeake Energy Corp. (a) (b)	123,498	174,132
Chevron Corp.	255,831	30,341,557
Cimarex Energy Co.	13,891	665,935
Clean Energy Fuels Corp. (a)	28,858	59,592
CNX Resources Corp. (a)	22,865	166,000
Comstock Resources, Inc. (a) (b)	20,310	158,215
Concho Resources, Inc.	26,344	1,788,758
ConocoPhillips	152,387	8,683,011
CONSOL Energy, Inc. (a)	4,323	67,568
CVR Energy, Inc.	12,713	559,753
Delek US Holdings, Inc. (b)	11,748	426,452
Denbury Resources, Inc. (a) (b)	86,436	102,859
Devon Energy Corp.	60,594	1,457,892
Diamondback Energy, Inc.	22,498	2,022,795
Dorian LPG, Ltd. (a)	4,377	45,346
EOG Resources, Inc.	76,955	5,711,600
EQT Corp. (b)	35,972	382,742
Evolution Petroleum Corp.	4,312	25,182
Extraction Oil & Gas, Inc. (a) (b)	17,392	51,132
Exxon Mobil Corp.	569,673	40,224,611
Falcon Minerals Corp. (b)	13,787	79,275
Gran Tierra Energy, Inc. (a) (b)	52,343	65,429
Green Plains, Inc. (b)	6,384	67,638
Gulfport Energy Corp. (a)	16,818	45,577
Halcon Resources Corp. (a) (b)	22,140	1,561
Hallador Energy Co.	2,141	7,750
Hess Corp.	37,196	2,249,614
HighPoint Resources Corp. (a) (b)	10,729	17,059
HollyFrontier Corp.	25,154	1,349,261
International Seaways, Inc. (a)	4,232	81,508
Jagged Peak Energy, Inc. (a) (b)	8,464	61,449
Kinder Morgan, Inc.	267,084	5,504,601
Kosmos Energy, Ltd.	38,379	239,485
Laredo Petroleum, Inc. (a)	27,058	65,210
Lilis Energy, Inc. (a) (b)	4,282	1,426
Security Description	Shares	Value
Magnolia Oil & Gas Corp. Class A (a) (b)	15,262	$169,408
Marathon Oil Corp.	113,452	1,392,056
Marathon Petroleum Corp.	88,045	5,348,734
Matador Resources Co. (a) (b)	13,354	220,742
Murphy Oil Corp. (b)	24,209	535,261
NACCO Industries, Inc. Class A	145	9,267
Noble Energy, Inc.	70,710	1,588,147
Oasis Petroleum, Inc. (a) (b)	39,145	135,442
Occidental Petroleum Corp.	145,979	6,491,686
ONEOK, Inc.	55,772	4,109,839
Panhandle Oil and Gas, Inc. Class A	6,373	89,095
Par Pacific Holdings, Inc. (a)	6,423	146,830
Parsley Energy, Inc. Class A	35,055	588,924
PBF Energy, Inc. Class A	15,013	408,203
PDC Energy, Inc. (a)	8,785	243,784
Peabody Energy Corp.	16,952	249,533
Penn Virginia Corp. (a)	2,111	61,367
Phillips 66	61,143	6,261,043
Pioneer Natural Resources Co.	21,993	2,766,060
QEP Resources, Inc.	32,565	120,491
Range Resources Corp. (b)	33,870	129,383
Renewable Energy Group, Inc. (a) (b)	4,476	67,162
REX American Resources Corp. (a)	142	10,839
Ring Energy, Inc. (a)	8,564	14,045
Roan Resources, Inc. (a) (b)	27,874	34,285
Sabine Royalty Trust (b)	1,841	79,881
SandRidge Energy, Inc. (a)	4,332	20,360
SandRidge Permian Trust (b)	40,520	68,479
SemGroup Corp. Class A	9,772	159,674
SilverBow Resources, Inc. (a)	2,041	19,777
SM Energy Co.	15,325	148,499
Southwestern Energy Co. (a) (b)	80,561	155,483
SRC Energy, Inc. (a) (b)	37,951	176,852
Talos Energy, Inc. (a)	2,281	46,373
Targa Resources Corp. (b)	30,231	1,214,379
Tellurian, Inc. (a) (b)	8,664	72,041
Texas Pacific Land Trust	1,141	741,159
Unit Corp. (a)	8,621	29,139
Uranium Energy Corp. (a) (b)	23,647	23,053
Valero Energy Corp.	57,933	4,938,209
W&T Offshore, Inc. (a)	12,936	56,530
Whiting Petroleum Corp. (a) (b)	12,527	100,592
Williams Cos., Inc.	155,157	3,733,077
World Fuel Services Corp.	7,848	313,449
WPX Energy, Inc. (a)	55,486	587,597
		152,549,567
PAPER & FOREST PRODUCTS — 0.0% (d)
Boise Cascade Co.	4,471	145,710
Clearwater Paper Corp. (a)	21	444
Domtar Corp.	8,690	311,189
Louisiana-Pacific Corp.	20,118	494,500
Mercer International, Inc.	4,382	54,950

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Neenah, Inc.	2,192	$142,743
PH Glatfelter Co.	6,430	98,958
Resolute Forest Products, Inc.	10,725	50,407
Schweitzer-Mauduit International, Inc.	4,306	161,217
Verso Corp. Class A (a)	2,326	28,796
		1,488,914
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	62,253	273,913
Coty, Inc. Class A	61,180	643,002
Edgewell Personal Care Co. (a)	6,866	223,076
elf Beauty, Inc. (a)	2,281	39,940
Estee Lauder Cos., Inc. Class A	28,776	5,724,985
Inter Parfums, Inc.	2,172	151,975
Medifast, Inc. (b)	2,109	218,556
Natural Health Trends Corp. (b)	1,991	14,096
Nu Skin Enterprises, Inc. Class A	6,648	282,740
USANA Health Sciences, Inc. (a)	2,188	149,637
		7,721,920
PHARMACEUTICALS — 3.8%
AcelRx Pharmaceuticals, Inc. (a) (b)	12,277	27,009
Aclaris Therapeutics, Inc. (a) (b)	2,261	2,442
Aerie Pharmaceuticals, Inc. (a) (b)	4,313	82,896
Akorn, Inc. (a)	13,123	49,867
Amneal Pharmaceuticals, Inc. (a) (b)	10,695	31,016
Amphastar Pharmaceuticals, Inc. (a)	4,372	86,697
ANI Pharmaceuticals, Inc. (a)	180	13,118
Assertio Therapeutics, Inc. (a)	63	81
BioDelivery Sciences International, Inc. (a)	6,543	27,546
Bristol-Myers Squibb Co.	220,940	11,203,867
Cara Therapeutics, Inc. (a) (b)	4,292	78,458
Catalent, Inc. (a)	18,013	858,500
Collegium Pharmaceutical, Inc. (a)	2,201	25,268
Corcept Therapeutics, Inc. (a)	15,869	224,308
Cymabay Therapeutics, Inc. (a)	4,442	22,743
Dermira, Inc. (a) (b)	6,794	43,414
Elanco Animal Health, Inc. (a)	897	23,851
Elanco Animal Health, Inc. (a) (e)	6,058	—
Eli Lilly & Co.	121,692	13,608,816
Innoviva, Inc. (a)	2,023	21,322
Intersect ENT, Inc. (a)	4,252	72,327
Intra-Cellular Therapies, Inc. (a) (b)	6,351	47,442
Johnson & Johnson	358,448	46,376,002
Lannett Co., Inc. (a) (b)	2,322	26,006
Marinus Pharmaceuticals, Inc. (a) (b)	4,252	6,548
Merck & Co., Inc.	349,129	29,389,679
Mylan NV (a)	66,515	1,315,667
MyoKardia, Inc. (a) (b)	6,313	329,223
Nektar Therapeutics (a) (b)	24,433	445,047
Security Description	Shares	Value
Neos Therapeutics, Inc. (a) (b)	2,211	$3,272
Ocular Therapeutix, Inc. (a) (b)	2,331	7,086
Omeros Corp. (a) (b)	8,780	143,377
Pacira BioSciences, Inc. (a)	6,460	245,932
Paratek Pharmaceuticals, Inc. (a) (b)	2,384	10,299
Pfizer, Inc.	754,181	27,097,723
Phibro Animal Health Corp. Class A	2,262	48,249
Prestige Consumer Healthcare, Inc. (a) (b)	7,007	243,073
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,141	171,901
resTORbio, Inc. (a) (b)	8,306	73,425
Revance Therapeutics, Inc. (a)	4,153	53,989
Strongbridge Biopharma PLC (a)	4,162	9,947
Supernus Pharmaceuticals, Inc. (a)	6,540	179,719
TherapeuticsMD, Inc. (a) (b)	38,157	138,510
Tricida, Inc. (a) (b)	6,423	198,278
Zoetis, Inc.	64,923	8,088,757
Zogenix, Inc. (a) (b)	5,543	221,942
Zynerba Pharmaceuticals, Inc. (a) (b)	1,991	15,052
		141,389,691
PROFESSIONAL SERVICES — 0.5%
Acacia Research Corp. (a)	124	332
ASGN, Inc. (a)	6,474	406,956
Barrett Business Services, Inc.	162	14,389
BG Staffing, Inc.	160	3,058
CBIZ, Inc. (a)	4,427	104,034
CoStar Group, Inc. (a)	4,369	2,591,691
CRA International, Inc.	169	7,093
Equifax, Inc.	17,518	2,464,257
Exponent, Inc.	8,402	587,300
Forrester Research, Inc.	2,109	67,783
Franklin Covey Co. (a)	2,031	71,085
FTI Consulting, Inc. (a)	4,464	473,139
GP Strategies Corp. (a)	2,181	28,004
Heidrick & Struggles International, Inc.	4,168	113,786
Huron Consulting Group, Inc. (a)	99	6,073
ICF International, Inc.	2,214	187,017
InnerWorkings, Inc. (a)	6,514	28,857
Insperity, Inc.	6,222	613,614
Kforce, Inc.	2,330	88,156
Korn Ferry	6,570	253,865
ManpowerGroup, Inc.	8,791	740,554
Mistras Group, Inc. (a)	2,179	35,736
Navigant Consulting, Inc.	6,580	183,911
Nielsen Holdings PLC	50,953	1,082,751
Resources Connection, Inc.	4,192	71,222
Robert Half International, Inc.	18,009	1,002,381
TransUnion	25,964	2,105,940
TriNet Group, Inc. (a)	6,334	393,911
TrueBlue, Inc. (a)	6,305	133,035
Verisk Analytics, Inc.	23,093	3,651,927

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Willdan Group, Inc. (a) (b)	1,981	$69,493
		17,581,350
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	46,824	2,482,140
Consolidated-Tomoka Land Co.	162	10,627
Cushman & Wakefield PLC (a) (b)	23,992	444,572
Essential Properties Realty Trust, Inc. REIT	7,764	177,873
FRP Holdings, Inc. (a)	172	8,260
Howard Hughes Corp. (a)	4,504	583,719
Jones Lang LaSalle, Inc.	7,236	1,006,238
Kennedy-Wilson Holdings, Inc.	15,705	344,254
Marcus & Millichap, Inc. (a)	131	4,649
Maui Land & Pineapple Co., Inc. (a)	130	1,414
Newmark Group, Inc. Class A	10,762	97,504
RE/MAX Holdings, Inc. Class A	2,444	78,599
Realogy Holdings Corp. (b)	17,487	116,813
Redfin Corp. (a) (b)	8,764	147,586
RMR Group, Inc. Class A	129	5,867
St. Joe Co. (a) (b)	10,709	183,445
Tejon Ranch Co. (a)	6,088	103,313
		5,796,873
ROAD & RAIL — 1.1%
AMERCO	1,344	524,214
ArcBest Corp.	4,184	127,403
Avis Budget Group, Inc. (a)	11,078	313,064
Covenant Transportation Group, Inc. Class A (a)	2,061	33,883
CSX Corp.	110,311	7,641,243
Daseke, Inc. (a) (b)	2,281	5,703
Genesee & Wyoming, Inc. Class A (a)	8,650	955,912
Heartland Express, Inc.	6,544	140,761
Hertz Global Holdings, Inc. (a)	17,565	243,100
JB Hunt Transport Services, Inc.	12,493	1,382,350
Kansas City Southern	14,650	1,948,597
Knight-Swift Transportation Holdings, Inc. (b)	17,113	621,202
Landstar System, Inc.	6,375	717,698
Marten Transport, Ltd.	4,504	93,593
Norfolk Southern Corp.	36,588	6,573,400
Old Dominion Freight Line, Inc.	8,738	1,485,198
PAM Transportation Services, Inc. (a)	20	1,182
Ryder System, Inc.	6,660	344,788
Saia, Inc. (a)	4,202	393,727
Schneider National, Inc. Class B	10,470	227,408
Union Pacific Corp.	97,536	15,798,881
Universal Logistics Holdings, Inc.	180	4,190
USA Truck, Inc. (a)	140	1,124
Werner Enterprises, Inc.	6,454	227,826
YRC Worldwide, Inc. (a) (b)	182	550
		39,806,997
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Adesto Technologies Corp. (a) (b)	2,091	$17,899
Advanced Energy Industries, Inc. (a)	4,384	251,685
Advanced Micro Devices, Inc. (a) (b)	134,036	3,885,704
Alpha & Omega Semiconductor, Ltd. (a)	6,883	84,523
Ambarella, Inc. (a)	4,389	275,783
Amkor Technology, Inc. (a)	20,853	189,762
Analog Devices, Inc.	50,347	5,625,270
Applied Materials, Inc.	127,721	6,373,278
Axcelis Technologies, Inc. (a)	2,334	39,888
AXT, Inc. (a)	4,442	15,814
Broadcom, Inc.	52,143	14,395,118
Brooks Automation, Inc.	10,745	397,887
Cabot Microelectronics Corp.	2,559	361,356
CEVA, Inc. (a)	2,248	67,125
Cirrus Logic, Inc. (a)	8,688	465,503
Cohu, Inc.	4,881	65,918
Cree, Inc. (a)	13,012	637,588
CyberOptics Corp. (a)	1,981	28,368
Cypress Semiconductor Corp.	44,738	1,044,185
Diodes, Inc. (a)	4,288	172,163
DSP Group, Inc. (a)	2,281	32,128
Enphase Energy, Inc. (a) (b)	10,563	234,816
Entegris, Inc.	17,969	845,621
Everspin Technologies, Inc. (a)	2,001	12,266
First Solar, Inc. (a) (b)	10,759	624,130
FormFactor, Inc. (a)	12,665	236,139
GSI Technology, Inc. (a)	2,131	18,668
Ichor Holdings, Ltd. (a)	2,171	52,495
Impinj, Inc. (a) (b)	2,221	68,473
Inphi Corp. (a)	48,343	2,951,340
Intel Corp.	606,734	31,265,003
KLA Corp.	22,135	3,529,426
Kulicke & Soffa Industries, Inc.	8,734	205,074
Lam Research Corp.	20,414	4,717,880
Lattice Semiconductor Corp. (a)	15,110	276,286
MACOM Technology Solutions Holdings, Inc. (a) (b)	6,586	141,566
MagnaChip Semiconductor Corp. (a)	4,412	44,738
Maxim Integrated Products, Inc.	37,951	2,197,742
MaxLinear, Inc. (a) (b)	9,588	214,579
Mellanox Technologies, Ltd. (a)	6,382	699,403
Microchip Technology, Inc. (b)	31,502	2,926,851
Micron Technology, Inc. (a)	148,159	6,348,613
MKS Instruments, Inc.	6,410	591,515
Monolithic Power Systems, Inc.	4,368	679,792
Nanometrics, Inc. (a)	2,270	74,047
NeoPhotonics Corp. (a)	4,262	25,956
NVE Corp.	92	6,104
NVIDIA Corp.	74,589	12,983,707
ON Semiconductor Corp. (a)	54,623	1,049,308
PDF Solutions, Inc. (a)	4,223	55,195

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Photronics, Inc. (a)	8,696	$94,612
Pixelworks, Inc. (a)	4,162	15,399
Power Integrations, Inc.	4,270	386,136
Qorvo, Inc. (a)	18,085	1,340,822
QUALCOMM, Inc.	163,617	12,480,705
Rambus, Inc. (a)	8,696	114,135
Rudolph Technologies, Inc. (a)	4,265	112,425
Semtech Corp. (a)	8,664	421,157
Silicon Laboratories, Inc. (a)	4,449	495,396
Skyworks Solutions, Inc.	24,440	1,936,870
SolarEdge Technologies, Inc. (a)	4,312	361,001
SunPower Corp. (a) (b)	19,011	208,551
Synaptics, Inc. (a) (b)	5,865	234,307
Teradyne, Inc.	24,403	1,413,178
Texas Instruments, Inc.	126,231	16,314,094
Ultra Clean Holdings, Inc. (a) (b)	4,422	64,716
Universal Display Corp.	5,835	979,697
Veeco Instruments, Inc. (a)	11,002	128,503
Versum Materials, Inc.	12,856	680,468
Xilinx, Inc.	34,855	3,342,595
Xperi Corp.	6,386	132,063
		148,760,508
SOFTWARE — 7.3%
2U, Inc. (a) (b)	6,463	105,218
8x8, Inc. (a) (b)	13,188	273,255
A10 Networks, Inc. (a)	6,533	45,339
ACI Worldwide, Inc. (a)	15,366	481,340
Adobe, Inc. (a)	65,419	18,071,999
Agilysys, Inc. (a)	2,301	58,929
Alarm.com Holdings, Inc. (a)	5,001	233,247
Altair Engineering, Inc. Class A (a) (b)	2,341	81,045
Alteryx, Inc. Class A (a) (b)	3,927	421,878
American Software, Inc. Class A	6,389	95,963
Anaplan, Inc. (a)	13,644	641,268
ANSYS, Inc. (a)	12,177	2,695,501
Appfolio, Inc. Class A (a) (b)	2,660	253,072
Appian Corp. (a) (b)	4,730	224,675
Aspen Technology, Inc. (a)	10,417	1,282,124
Autodesk, Inc. (a)	30,252	4,468,220
Avalara, Inc. (a)	5,580	375,478
Avaya Holdings Corp. (a) (b)	14,958	153,020
Benefitfocus, Inc. (a) (b)	187,817	4,471,923
Blackbaud, Inc.	6,384	576,731
Blackline, Inc. (a)	4,172	199,463
Bottomline Technologies DE, Inc. (a)	4,484	176,445
Box, Inc. Class A (a)	12,939	214,270
Cadence Design Systems, Inc. (a)	37,118	2,452,757
Carbon Black, Inc. (a) (b)	1,882	48,913
CDK Global, Inc.	17,946	863,023
Ceridian HCM Holding, Inc. (a) (b)	2,041	100,764
ChannelAdvisor Corp. (a)	84	784
Cision, Ltd. (a)	7,664	58,936
Citrix Systems, Inc.	19,184	1,851,640
Cloudera, Inc. (a) (b)	32,932	291,778
Security Description	Shares	Value
CommVault Systems, Inc. (a)	6,574	$293,924
Cornerstone OnDemand, Inc. (a)	8,756	480,004
Coupa Software, Inc. (a)	8,139	1,054,570
Digimarc Corp. (a) (b)	2,051	80,174
DocuSign, Inc. (a) (b)	12,336	763,845
Dropbox, Inc. Class A (a)	23,592	475,851
Ebix, Inc. (b)	3,674	154,675
eGain Corp. (a)	3,210	25,696
Elastic NV (a) (b)	8,341	686,798
Envestnet, Inc. (a) (b)	6,403	363,050
Everbridge, Inc. (a) (b)	4,725	291,580
Fair Isaac Corp. (a)	4,368	1,325,775
Finjan Holdings, Inc. (a)	13,981	27,962
FireEye, Inc. (a) (b)	24,833	331,272
Five9, Inc. (a)	6,636	356,619
ForeScout Technologies, Inc. (a)	5,399	204,730
Fortinet, Inc. (a)	19,591	1,503,805
Guidewire Software, Inc. (a)	10,771	1,135,048
HubSpot, Inc. (a)	5,871	890,102
Instructure, Inc. (a) (b)	2,241	86,816
Intuit, Inc.	33,964	9,032,386
j2 Global, Inc. (b)	6,494	589,785
LivePerson, Inc. (a) (b)	4,353	155,402
LogMeIn, Inc.	6,539	464,007
Manhattan Associates, Inc. (a)	8,867	715,301
Microsoft Corp.	1,017,617	141,479,292
MicroStrategy, Inc. Class A (a)	55	8,160
Mitek Systems, Inc. (a)	4,352	41,997
MobileIron, Inc. (a)	8,514	55,724
Model N, Inc. (a)	2,301	63,876
Monotype Imaging Holdings, Inc.	4,464	88,432
New Relic, Inc. (a)	6,843	420,502
Nuance Communications, Inc. (a)	42,196	688,217
Nutanix, Inc. Class A (a) (b)	19,804	519,855
OneSpan, Inc. (a)	4,291	62,220
Oracle Corp.	316,804	17,433,724
Palo Alto Networks, Inc. (a)	12,807	2,610,451
Park City Group, Inc. (a) (b)	2,131	12,296
Paycom Software, Inc. (a)	6,641	1,391,223
Paylocity Holding Corp. (a)	4,833	471,604
Pegasystems, Inc.	4,189	285,061
Pivotal Software, Inc. Class A (a)	11,089	165,448
Pluralsight, Inc. Class A (a) (b)	4,882	81,993
Progress Software Corp.	6,557	249,559
Proofpoint, Inc. (a)	6,361	820,887
PROS Holdings, Inc. (a)	4,196	250,082
PTC, Inc. (a)	15,572	1,061,699
Q2 Holdings, Inc. (a)	4,373	344,899
Qualys, Inc. (a)	4,487	339,083
Rapid7, Inc. (a)	6,059	275,018
RealNetworks, Inc. (a)	2,251	3,737
RealPage, Inc. (a)	8,712	547,636
RingCentral, Inc. Class A (a)	9,513	1,195,404
SailPoint Technologies Holding, Inc. (a) (b)	11,774	220,056
salesforce.com, Inc. (a)	109,920	16,316,525

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SecureWorks Corp. Class A (a)	1,597	$20,649
ServiceNow, Inc. (a)	24,188	6,140,124
SharpSpring, Inc. (a) (b)	1,465	14,211
ShotSpotter, Inc. (a) (b)	1,436	33,071
Smartsheet, Inc. Class A (a)	4,674	168,404
Splunk, Inc. (a)	20,655	2,434,398
SPS Commerce, Inc. (a)	2,504	117,863
SS&C Technologies Holdings, Inc.	25,156	1,297,295
SVMK, Inc. (a)	10,205	174,505
Symantec Corp.	87,441	2,066,231
Synopsys, Inc. (a)	20,890	2,867,152
Telaria, Inc. (a)	2,291	15,831
Telenav, Inc. (a) (b)	4,392	20,994
Teradata Corp. (a)	16,582	514,042
TiVo Corp.	11,748	89,461
Trade Desk, Inc. Class A (a) (b)	4,750	890,862
Tyler Technologies, Inc. (a)	4,342	1,139,775
Upland Software, Inc. (a)	2,425	84,536
Varonis Systems, Inc. (a)	4,103	245,277
Verint Systems, Inc. (a)	8,631	369,234
VirnetX Holding Corp. (a) (b)	11,247	60,734
VMware, Inc. Class A	10,243	1,537,065
Workday, Inc. Class A (a)	21,347	3,628,136
Workiva, Inc. (a) (b)	2,261	99,100
Yext, Inc. (a) (b)	8,597	136,606
Zendesk, Inc. (a)	14,626	1,065,943
Zix Corp. (a)	6,595	47,748
Zscaler, Inc. (a) (b)	8,578	405,396
Zuora, Inc. Class A (a) (b)	10,857	163,398
		276,110,876
SPECIALTY RETAIL — 2.5%
Aaron's, Inc.	10,691	687,004
Abercrombie & Fitch Co. Class A (b)	6,322	98,623
Advance Auto Parts, Inc.	10,157	1,679,968
American Eagle Outfitters, Inc.	24,403	395,817
America's Car-Mart, Inc. (a)	172	15,772
Asbury Automotive Group, Inc. (a)	2,618	267,900
Ascena Retail Group, Inc. (a)	189	50
At Home Group, Inc. (a) (b)	4,372	42,059
AutoNation, Inc. (a)	12,872	652,610
AutoZone, Inc. (a)	3,516	3,813,524
Barnes & Noble Education, Inc. (a)	21	66
Bed Bath & Beyond, Inc. (b)	18,874	200,819
Best Buy Co., Inc.	31,822	2,195,400
Big 5 Sporting Goods Corp. (b)	21	44
Boot Barn Holdings, Inc. (a)	2,101	73,325
Buckle, Inc. (b)	127	2,616
Burlington Stores, Inc. (a)	9,085	1,815,365
Caleres, Inc.	6,370	149,122
Camping World Holdings, Inc. Class A (b)	2,301	20,479
CarMax, Inc. (a) (b)	23,035	2,027,080
Carvana Co. (a) (b)	4,420	291,720
Cato Corp. Class A	4,799	84,510
Chico's FAS, Inc.	189	762
Security Description	Shares	Value
Children's Place, Inc. (b)	2,290	$176,307
Citi Trends, Inc.	2,093	38,302
Conn's, Inc. (a)	184	4,574
Container Store Group, Inc. (a) (b)	2,211	9,773
Designer Brands, Inc. Class A	10,739	183,852
Dick's Sporting Goods, Inc. (b)	10,696	436,504
Express, Inc. (a)	2,005	6,897
Five Below, Inc. (a)	6,637	836,926
Floor & Decor Holdings, Inc. Class A (a)	10,170	520,195
Foot Locker, Inc.	14,397	621,374
GameStop Corp. Class A (b)	12,193	67,305
Gap, Inc.	32,157	558,245
Genesco, Inc. (a)	21	840
GNC Holdings, Inc. Class A (a) (b)	105	225
Group 1 Automotive, Inc.	2,290	211,390
Guess?, Inc. (b)	6,694	124,040
Haverty Furniture Cos., Inc.	2,255	45,709
Hibbett Sports, Inc. (a) (b)	42	962
Home Depot, Inc.	149,392	34,661,932
J. Jill, Inc. (b)	4,212	8,003
Kirkland's, Inc. (a) (b)	58	89
L Brands, Inc.	33,808	662,299
Lithia Motors, Inc. Class A (b)	4,171	552,157
Lowe's Cos., Inc.	109,092	11,995,756
Lumber Liquidators Holdings, Inc. (a) (b)	99	977
MarineMax, Inc. (a)	2,332	36,099
Michaels Cos., Inc. (a) (b)	15,408	150,844
Monro, Inc. (b)	4,466	352,859
Murphy USA, Inc. (a)	6,233	531,675
National Vision Holdings, Inc. (a)	5,223	125,718
Office Depot, Inc.	54,242	95,195
O'Reilly Automotive, Inc. (a)	10,661	4,248,515
Penske Automotive Group, Inc. (b)	4,449	210,349
Rent-A-Center, Inc.	4,252	109,659
RH (a)	2,065	352,764
Ross Stores, Inc.	50,299	5,525,345
RTW RetailWinds, Inc. (a)	4,232	5,798
Sally Beauty Holdings, Inc. (a) (b)	16,941	252,251
Shoe Carnival, Inc. (b)	2,099	68,029
Sleep Number Corp. (a)	6,648	274,695
Sonic Automotive, Inc. Class A (b)	4,464	140,214
Sportsman's Warehouse Holdings, Inc. (a) (b)	5,940	30,769
Tailored Brands, Inc. (b)	2,001	8,804
Tiffany & Co. (b)	17,440	1,615,467
Tile Shop Holdings, Inc. (b)	21	67
Tilly's, Inc. Class A	2,071	19,550
TJX Cos., Inc.	165,473	9,223,465
Tractor Supply Co.	17,462	1,579,263
TravelCenters of America, Inc. (a)	828	10,160
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,853	1,968,354
Urban Outfitters, Inc. (a) (b)	10,351	290,760
Vitamin Shoppe, Inc. (a)	42	274

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Williams-Sonoma, Inc. (b)	10,905	$741,322
Winmark Corp.	59	10,407
Zumiez, Inc. (a)	94	2,977
		94,220,916
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
3D Systems Corp. (a) (b)	10,826	88,232
Apple, Inc.	635,443	142,320,169
Avid Technology, Inc. (a)	4,482	27,743
Dell Technologies, Inc. Class C (a)	23,071	1,196,462
Diebold Nixdorf, Inc. (a)	10,619	118,933
Eastman Kodak Co. (a) (b)	6,303	16,640
Hewlett Packard Enterprise Co.	190,199	2,885,319
HP, Inc.	213,152	4,032,836
Immersion Corp. (a) (b)	21	160
Intevac, Inc. (a)	2,291	12,005
NCR Corp. (a) (b)	17,171	541,917
NetApp, Inc.	34,252	1,798,572
Pure Storage, Inc. Class A (a)	28,346	480,181
Stratasys, Ltd. (a)	4,645	98,962
Western Digital Corp.	38,592	2,301,627
Xerox Holdings Corp.	32,257	964,807
		156,884,565
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc. (b)	6,486	591,588
Columbia Sportswear Co.	4,280	414,689
Crocs, Inc. (a)	11,051	306,776
Culp, Inc.	2,041	33,268
Deckers Outdoor Corp. (a)	4,378	645,142
Delta Apparel, Inc. (a) (b)	140	3,325
Fossil Group, Inc. (a) (b)	8,627	107,924
G-III Apparel Group, Ltd. (a)	6,419	165,418
Hanesbrands, Inc. (b)	51,302	785,947
Kontoor Brands, Inc.	7,831	274,868
Lakeland Industries, Inc. (a)	150	1,824
Lululemon Athletica, Inc. (a)	13,913	2,678,670
Movado Group, Inc.	2,172	53,996
NIKE, Inc. Class B	168,545	15,829,746
Oxford Industries, Inc. (b)	2,172	155,732
PVH Corp.	10,764	949,708
Ralph Lauren Corp.	7,927	756,791
Sequential Brands Group, Inc. (a) (b)	6,353	1,410
Skechers U.S.A., Inc. Class A (a)	15,581	581,950
Steven Madden, Ltd.	12,616	451,527
Superior Group of Cos., Inc.	180	2,902
Tapestry, Inc.	40,401	1,052,446
Under Armour, Inc. Class A (a) (b)	25,199	502,468
Unifi, Inc. (a)	2,169	47,544
Vera Bradley, Inc. (a)	21	212
VF Corp.	54,638	4,862,236
Wolverine World Wide, Inc.	12,992	367,154
		31,625,261
Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	8,736	$241,550
Capitol Federal Financial, Inc.	19,715	271,673
Dime Community Bancshares, Inc.	4,325	92,598
ESSA Bancorp, Inc.	2,011	33,021
Federal Agricultural Mortgage Corp. Class C	158	12,902
First Defiance Financial Corp.	4,018	116,381
Flagstar Bancorp, Inc.	2,255	84,224
Home Bancorp, Inc.	130	5,069
HomeStreet, Inc. (a)	4,164	113,760
Kearny Financial Corp.	13,338	173,928
LendingTree, Inc. (a) (b)	1,313	407,595
Meridian Bancorp, Inc.	6,593	123,619
Meta Financial Group, Inc.	540	17,609
MGIC Investment Corp.	55,374	696,605
Mr Cooper Group, Inc. (a) (b)	16,062	170,578
New York Community Bancorp, Inc. (b)	70,834	888,967
NMI Holdings, Inc. Class A (a)	6,503	170,769
Northfield Bancorp, Inc.	6,648	106,767
Northwest Bancshares, Inc.	13,072	214,250
OceanFirst Financial Corp.	4,784	112,902
Ocwen Financial Corp. (a)	4,339	8,157
Oritani Financial Corp.	6,384	112,965
PennyMac Financial Services, Inc. (a)	6,466	196,437
Provident Financial Holdings, Inc.	130	2,698
Provident Financial Services, Inc.	8,575	210,345
Prudential Bancorp, Inc.	1,981	33,697
Radian Group, Inc.	27,085	618,621
Riverview Bancorp, Inc.	2,251	16,612
Southern Missouri Bancorp, Inc.	150	5,464
Territorial Bancorp, Inc.	158	4,516
Timberland Bancorp, Inc.	130	3,575
TrustCo Bank Corp. NY	12,914	105,249
United Community Financial Corp.	6,473	69,779
United Financial Bancorp, Inc.	8,117	110,635
Walker & Dunlop, Inc.	4,213	235,633
Washington Federal, Inc.	13,133	485,790
Waterstone Financial, Inc.	2,331	40,047
Western New England Bancorp, Inc.	4,242	40,426
WSFS Financial Corp.	6,817	300,630
		6,656,043
TOBACCO — 0.7%
22nd Century Group, Inc. (a) (b)	12,886	29,122
Altria Group, Inc.	250,299	10,237,229
Philip Morris International, Inc.	208,704	15,846,895
Turning Point Brands, Inc. (b)	2,181	50,294
Universal Corp.	4,202	230,312
Vector Group, Ltd. (b)	19,934	237,413
		26,631,265

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	13,137	$549,389
Aircastle, Ltd.	8,664	194,334
Applied Industrial Technologies, Inc.	5,900	335,120
Beacon Roofing Supply, Inc. (a)	8,691	291,409
BMC Stock Holdings, Inc. (a)	8,724	228,394
CAI International, Inc. (a)	2,103	45,782
DXP Enterprises, Inc. (a)	29	1,007
Fastenal Co.	80,173	2,619,252
Foundation Building Materials, Inc. (a)	2,221	34,403
GATX Corp. (b)	6,394	495,727
General Finance Corp. (a)	2,051	18,131
GMS, Inc. (a)	4,252	122,117
H&E Equipment Services, Inc.	4,311	124,416
HD Supply Holdings, Inc. (a)	26,525	1,039,117
Herc Holdings, Inc. (a)	4,303	200,133
Huttig Building Products, Inc. (a)	2,301	4,832
Kaman Corp.	4,226	251,278
Lawson Products, Inc. (a)	150	5,810
MRC Global, Inc. (a)	2,060	24,988
MSC Industrial Direct Co., Inc. Class A	6,414	465,207
NOW, Inc. (a) (b)	7,290	83,616
Rush Enterprises, Inc. Class A	2,558	98,688
Rush Enterprises, Inc. Class B	80	3,194
SiteOne Landscape Supply, Inc. (a) (b)	4,421	327,242
Systemax, Inc.	2,061	45,363
Titan Machinery, Inc. (a)	2,252	32,294
United Rentals, Inc. (a)	10,849	1,352,219
Univar, Inc. (a)	17,662	366,663
Veritiv Corp. (a)	2,047	37,010
W.W. Grainger, Inc.	6,293	1,869,965
Watsco, Inc.	4,312	729,504
WESCO International, Inc. (a)	6,430	307,161
Willis Lease Finance Corp. (a)	70	3,877
		12,307,642
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	12,810	505,611
WATER UTILITIES — 0.2%
American States Water Co.	5,951	534,757
American Water Works Co., Inc.	22,923	2,847,724
Aqua America, Inc.	22,165	993,657
Cadiz, Inc. (a) (b)	15,978	199,565
California Water Service Group	6,591	348,862
Connecticut Water Service, Inc.	3,393	237,714
Global Water Resources, Inc.	14,887	176,262
Middlesex Water Co.	2,111	137,131
Pure Cycle Corp. (a)	11,386	117,048
SJW Group	3,932	268,516
Security Description	Shares	Value
York Water Co.	5,453	$238,078
		6,099,314
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	4,422	49,084
Gogo, Inc. (a) (b)	63	380
Shenandoah Telecommunications Co.	6,557	208,316
Spok Holdings, Inc.	2,265	27,044
Telephone & Data Systems, Inc.	13,112	338,290
T-Mobile US, Inc. (a)	42,266	3,329,293
United States Cellular Corp. (a)	2,119	79,632
		4,032,039
TOTAL COMMON STOCKS (Cost $3,502,060,977)		3,743,062,601
LIMITED PARTNERSHIPS — 0.0%(d)
CAPITAL MARKETS — 0.0% (d)
JMP Group LLC	148	508
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
Fortress Transportation & Infrastructure Investors LLC	8,714	132,017
TOTAL LIMITED PARTNERSHIPS (Cost $149,389)		132,525
PREFERRED STOCKS — 0.0% (d)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
GCI Liberty, Inc. 7.00% (Cost $14)	1	26
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (c)	2,701	1,413
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a) (c)	875	211
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a) (c)	1,318	132
PHARMACEUTICALS — 0.0% (d)
Corium International, Inc. (CVR) (a) (b) (c)	3,134	564
TOTAL RIGHTS (Cost $1,945)		2,320

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	10,745,783	$10,746,858
State Street Navigator Securities Lending Portfolio III (h) (i)	24,586,807	24,586,807
TOTAL SHORT-TERM INVESTMENTS (Cost $35,333,593)		35,333,665
TOTAL INVESTMENTS — 100.6% (Cost $3,537,545,918)		3,778,531,137
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(21,147,477)
NET ASSETS — 100.0%		$3,757,383,660
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $2,680, representing less than 0.05% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	65	12/20/2019	$9,769,868	$9,680,125	$(89,743)
E-Mini Russell 2000 Index (long)	9	12/20/2019	713,538	686,250	(27,288)
Total unrealized appreciation/depreciation on open futures contracts purchased					$(117,031)
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,743,062,241	$360	$0(a)	$3,743,062,601
Limited Partnerships	132,525	—	—	132,525
Preferred Stocks	26	—	—	26
Rights	—	2,320	—	2,320
Short-Term Investments	35,333,665	—	—	35,333,665
TOTAL INVESTMENTS	$3,778,528,457	$2,680	$0	$3,778,531,137
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(117,031)	—	—	(117,031)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(117,031)	$—	$—	$(117,031)
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$38,930,047	$28,184,090	$829	$72	10,745,783	$10,746,858	$24,992
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,556,365	8,556,365	17,166,003	25,722,368	—	—	—	—	29,786
State Street Navigator Securities Lending Portfolio III	12,406,210	12,406,210	37,258,237	25,077,640	—	—	24,586,807	24,586,807	87,735
Total		$20,962,575	$93,354,287	$78,984,098	$829	$72		$35,333,665	$142,513
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
BWX Technologies, Inc.	10,001	$572,157
Curtiss-Wright Corp.	7,648	989,422
Hexcel Corp.	14,616	1,200,412
Huntington Ingalls Industries, Inc.	11,825	2,504,417
Raytheon Co.	10,425	2,045,281
Spirit AeroSystems Holdings, Inc. Class A	15,580	1,281,299
Teledyne Technologies, Inc. (a)	4,220	1,358,798
Textron, Inc.	36,885	1,805,889
		11,757,675
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	45,542	3,861,051
Expeditors International of Washington, Inc.	37,818	2,809,499
		6,670,550
AIRLINES — 1.0%
Alaska Air Group, Inc.	13,752	892,642
Delta Air Lines, Inc.	31,510	1,814,976
JetBlue Airways Corp. (a)	42,084	704,907
Southwest Airlines Co.	39,557	2,136,474
		5,548,999
AUTO COMPONENTS — 1.4%
Aptiv PLC	19,180	1,676,716
BorgWarner, Inc.	25,177	923,492
Gentex Corp.	97,659	2,689,041
Goodyear Tire & Rubber Co.	20,215	291,197
Lear Corp.	20,900	2,464,110
		8,044,556
AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	28,295	1,017,771
Thor Industries, Inc.	9,798	554,959
		1,572,730
BANKS — 1.9%
Associated Banc-Corp.	18,390	372,397
Bank of Hawaii Corp.	4,660	400,434
BankUnited, Inc.	12,466	419,107
CIT Group, Inc.	8,320	376,979
Comerica, Inc.	9,690	639,443
Commerce Bancshares, Inc. (b)	10,145	615,294
Cullen/Frost Bankers, Inc.	2,940	260,337
East West Bancorp, Inc.	10,860	480,989
First Citizens BancShares, Inc. Class A	621	292,833
First Hawaiian, Inc.	10,014	267,374
First Horizon National Corp.	30,540	494,748
FNB Corp.	39,098	450,800
Huntington Bancshares, Inc.	56,370	804,400
PacWest Bancorp	10,225	371,577
People's United Financial, Inc.	37,602	587,907
Pinnacle Financial Partners, Inc.	5,145	291,979
Popular, Inc.	7,585	410,197
Signature Bank	2,740	326,663
Security Description	Shares	Value
Sterling Bancorp	16,640	$333,798
Synovus Financial Corp.	11,772	420,967
TCF Financial Corp.	7,292	277,606
Umpqua Holdings Corp.	22,855	376,193
Webster Financial Corp.	6,750	316,373
Western Alliance Bancorp	7,585	349,517
Wintrust Financial Corp.	4,410	285,018
Zions Bancorp NA	11,495	511,757
		10,734,687
BEVERAGES — 0.4%
Brown-Forman Corp. Class A	2,740	163,715
Brown-Forman Corp. Class B	9,255	581,029
Molson Coors Brewing Co. Class B	28,632	1,646,340
		2,391,084
BIOTECHNOLOGY — 0.1%
United Therapeutics Corp. (a)	4,845	386,389
BUILDING PRODUCTS — 1.5%
Allegion PLC	8,691	900,822
AO Smith Corp.	34,550	1,648,380
Armstrong World Industries, Inc.	3,275	316,693
Fortune Brands Home & Security, Inc.	29,124	1,593,083
Lennox International, Inc.	4,859	1,180,591
Masco Corp.	45,807	1,909,236
Owens Corning	10,663	673,902
Resideo Technologies, Inc. (a)	29,170	418,589
		8,641,296
CAPITAL MARKETS — 4.3%
Affiliated Managers Group, Inc.	6,194	516,270
BGC Partners, Inc. Class A	38,709	212,899
Cboe Global Markets, Inc.	13,991	1,607,706
Eaton Vance Corp.	37,300	1,675,889
Evercore, Inc. Class A	16,524	1,323,572
FactSet Research Systems, Inc.	5,377	1,306,450
Franklin Resources, Inc.	74,646	2,154,284
Interactive Brokers Group, Inc. Class A	4,410	237,170
Invesco, Ltd.	39,756	673,467
Janus Henderson Group PLC	26,865	603,388
Lazard, Ltd. Class A	35,209	1,232,315
MarketAxess Holdings, Inc.	1,905	623,887
Moody's Corp.	8,270	1,693,944
Morningstar, Inc.	4,376	639,509
MSCI, Inc.	6,689	1,456,530
Nasdaq, Inc.	13,441	1,335,363
Raymond James Financial, Inc.	12,784	1,054,169
SEI Investments Co.	37,943	2,248,312
T Rowe Price Group, Inc.	32,676	3,733,233
		24,328,357
CHEMICALS — 3.3%
Albemarle Corp. (b)	6,750	469,260
Ashland Global Holdings, Inc.	9,439	727,275
Axalta Coating Systems, Ltd. (a)	23,690	714,253
Cabot Corp.	12,021	544,792
Celanese Corp.	28,963	3,541,885

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	34,156	$2,521,737
LyondellBasell Industries NV Class A	23,857	2,134,486
NewMarket Corp.	2,380	1,123,574
Olin Corp.	10,860	203,299
PPG Industries, Inc.	23,666	2,804,658
RPM International, Inc.	21,885	1,505,907
Scotts Miracle-Gro Co.	3,112	316,864
Valvoline, Inc.	76,379	1,682,629
Westlake Chemical Corp.	2,640	172,973
WR Grace & Co.	6,393	426,797
		18,890,389
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp.	3,775	1,012,077
Clean Harbors, Inc. (a)	4,684	361,605
Copart, Inc. (a)	13,530	1,086,865
IAA, Inc. (a)	26,385	1,101,046
KAR Auction Services, Inc. (b)	26,385	647,752
Republic Services, Inc.	10,944	947,203
Rollins, Inc. (b)	16,452	560,520
		5,717,068
COMMUNICATIONS EQUIPMENT — 0.9%
F5 Networks, Inc. (a)	22,308	3,132,489
Juniper Networks, Inc.	73,868	1,828,233
		4,960,722
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	11,913	447,452
Fluor Corp.	5,813	111,203
Quanta Services, Inc.	11,657	440,635
Valmont Industries, Inc.	2,469	341,808
		1,341,098
CONSTRUCTION MATERIALS — 0.0% (c)
Eagle Materials, Inc.	1,720	154,817
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	25,819	856,158
Discover Financial Services	25,783	2,090,743
Synchrony Financial	35,620	1,214,286
		4,161,187
CONTAINERS & PACKAGING — 2.6%
AptarGroup, Inc.	4,414	522,838
Ardagh Group SA	5,533	86,757
Avery Dennison Corp.	22,194	2,520,573
Ball Corp.	17,780	1,294,562
Berry Global Group, Inc. (a)	16,611	652,314
Crown Holdings, Inc. (a)	9,085	600,155
International Paper Co.	63,779	2,667,238
Owens-Illinois, Inc.	10,813	111,050
Packaging Corp. of America	14,533	1,541,951
Sealed Air Corp.	21,377	887,359
Silgan Holdings, Inc.	31,088	933,728
Sonoco Products Co.	31,276	1,820,576
Security Description	Shares	Value
Westrock Co.	21,305	$776,567
		14,415,668
DISTRIBUTORS — 1.2%
Genuine Parts Co.	44,611	4,442,810
LKQ Corp. (a)	41,065	1,291,494
Pool Corp.	4,610	929,837
		6,664,141
DIVERSIFIED CONSUMER SERVICES — 0.9%
Bright Horizons Family Solutions, Inc. (a)	5,965	909,662
frontdoor, Inc. (a)	12,330	598,868
Graham Holdings Co. Class B	1,696	1,125,211
Grand Canyon Education, Inc. (a)	5,108	501,606
H&R Block, Inc. (b)	38,721	914,590
Service Corp. International	22,597	1,080,363
		5,130,300
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	22,787	419,281
Voya Financial, Inc.	7,920	431,165
		850,446
ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	23,844	1,285,907
Avangrid, Inc.	6,956	363,451
Edison International	21,412	1,614,893
Entergy Corp.	22,657	2,659,026
Eversource Energy	22,662	1,936,921
Exelon Corp.	54,164	2,616,663
Hawaiian Electric Industries, Inc.	36,342	1,657,559
IDACORP, Inc.	13,800	1,554,846
OGE Energy Corp.	34,440	1,562,887
Pinnacle West Capital Corp.	23,688	2,299,394
PPL Corp.	86,911	2,736,827
Xcel Energy, Inc.	34,750	2,254,927
		22,543,301
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	1,951	262,975
AMETEK, Inc.	11,582	1,063,459
Eaton Corp. PLC	22,032	1,831,961
Emerson Electric Co.	25,188	1,684,070
Hubbell, Inc.	4,950	650,430
Regal Beloit Corp.	7,456	543,170
Rockwell Automation, Inc.	13,045	2,149,816
Sensata Technologies Holding PLC (a)	12,202	610,832
		8,796,713
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Amphenol Corp. Class A	16,961	1,636,736
Arrow Electronics, Inc. (a)	11,573	863,114
Avnet, Inc.	19,480	866,568
CDW Corp.	34,281	4,224,790
Corning, Inc.	81,230	2,316,680
Dolby Laboratories, Inc. Class A	12,416	802,570

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
FLIR Systems, Inc.	20,437	$1,074,782
Jabil, Inc.	27,783	993,798
Littelfuse, Inc.	1,589	281,746
National Instruments Corp.	15,624	656,052
		13,716,836
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (b)	24,508	946,989
Madison Square Garden Co. Class A (a)	2,063	543,642
		1,490,631
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.1%
Apartment Investment & Management Co. Class A REIT	59,745	3,115,104
Apple Hospitality REIT, Inc.	66,378	1,100,547
Brandywine Realty Trust REIT	29,513	447,122
Brixmor Property Group, Inc. REIT	52,334	1,061,857
Brookfield Property REIT, Inc. Class A (b)	38,125	777,369
CoreSite Realty Corp. REIT	3,006	366,281
Corporate Office Properties Trust REIT	7,472	222,516
Cousins Properties, Inc. REIT	10,125	380,599
CubeSmart REIT	17,251	602,060
Duke Realty Corp. REIT	34,354	1,167,005
Empire State Realty Trust, Inc. Class A REIT	18,013	257,046
EPR Properties REIT	11,519	885,350
Equity Commonwealth REIT	36,355	1,245,159
Equity LifeStyle Properties, Inc. REIT	8,087	1,080,423
Extra Space Storage, Inc. REIT	8,412	982,690
Federal Realty Investment Trust REIT	5,467	744,277
Gaming and Leisure Properties, Inc. REIT	28,289	1,081,771
HCP, Inc. REIT	53,401	1,902,678
Healthcare Trust of America, Inc. Class A REIT	19,280	566,446
Highwoods Properties, Inc. REIT	15,538	698,278
Host Hotels & Resorts, Inc. REIT	163,168	2,821,175
Iron Mountain, Inc. REIT	28,870	935,099
Kilroy Realty Corp. REIT	7,885	614,163
Kimco Realty Corp. REIT	22,353	466,731
Lamar Advertising Co. Class A REIT	19,184	1,571,745
Liberty Property Trust REIT	9,648	495,232
Life Storage, Inc. REIT	8,312	876,168
Medical Properties Trust, Inc. REIT	152,835	2,989,453
National Retail Properties, Inc. REIT	13,957	787,175
Omega Healthcare Investors, Inc. REIT	11,895	497,092
Outfront Media, Inc. REIT	9,574	265,966
Park Hotels & Resorts, Inc. REIT	59,043	1,474,304
Rayonier, Inc. REIT	14,681	414,004
Retail Properties of America, Inc. Class A REIT	18,357	226,158
Service Properties Trust REIT	28,713	740,508
Spirit Realty Capital, Inc. REIT	6,315	302,236
Taubman Centers, Inc. REIT	3,910	159,645
Security Description	Shares	Value
VICI Properties, Inc. REIT	61,639	$1,396,123
Vornado Realty Trust REIT	9,155	582,899
Weingarten Realty Investors REIT	49,054	1,428,943
Weyerhaeuser Co. REIT	46,345	1,283,756
WP Carey, Inc. REIT	9,597	858,932
		39,872,085
FOOD & STAPLES RETAILING — 2.2%
Casey's General Stores, Inc.	10,456	1,685,089
Kroger Co.	48,853	1,259,430
Sprouts Farmers Market, Inc. (a)	16,440	317,950
Sysco Corp.	49,293	3,913,864
US Foods Holding Corp. (a)	45,580	1,873,338
Walgreens Boots Alliance, Inc.	59,460	3,288,733
		12,338,404
FOOD PRODUCTS — 2.7%
Conagra Brands, Inc.	41,860	1,284,265
Flowers Foods, Inc.	22,739	525,953
Hershey Co.	9,092	1,409,169
Hormel Foods Corp. (b)	37,049	1,620,153
Ingredion, Inc.	27,182	2,221,857
J.M. Smucker Co.	11,570	1,272,931
Kellogg Co.	32,098	2,065,506
Lamb Weston Holdings, Inc.	16,990	1,235,513
McCormick & Co., Inc.	6,763	1,057,057
Seaboard Corp.	27	118,125
Tyson Foods, Inc. Class A	27,906	2,403,823
		15,214,352
GAS UTILITIES — 1.1%
Atmos Energy Corp.	18,479	2,104,573
National Fuel Gas Co.	21,212	995,267
UGI Corp.	63,122	3,173,143
		6,272,983
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Baxter International, Inc.	26,555	2,322,766
Cantel Medical Corp.	2,817	210,712
Cooper Cos., Inc.	2,604	773,388
Hill-Rom Holdings, Inc.	6,414	674,945
ICU Medical, Inc. (a)	1,293	206,363
Integra LifeSciences Holdings Corp. (a)	3,910	234,874
Masimo Corp. (a)	3,441	511,986
ResMed, Inc.	7,285	984,276
STERIS PLC	9,730	1,405,888
Varian Medical Systems, Inc. (a)	14,304	1,703,463
West Pharmaceutical Services, Inc.	10,335	1,465,710
		10,494,371
HEALTH CARE PROVIDERS & SERVICES — 4.1%
AmerisourceBergen Corp.	22,174	1,825,585
Cardinal Health, Inc.	42,870	2,023,035
Chemed Corp.	4,683	1,955,480
Covetrus, Inc. (a) (b)	39,218	466,302

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	19,068	$1,088,211
Encompass Health Corp.	16,565	1,048,233
Henry Schein, Inc. (a)	38,116	2,420,366
Humana, Inc.	9,005	2,302,308
Laboratory Corp. of America Holdings (a)	13,368	2,245,824
McKesson Corp.	18,619	2,544,473
MEDNAX, Inc. (a)	17,601	398,135
Premier, Inc. Class A (a)	20,956	606,048
Quest Diagnostics, Inc.	19,451	2,081,841
Universal Health Services, Inc. Class B	14,043	2,088,896
		23,094,737
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	46,637	3,179,244
HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	21,870	953,095
Carnival Corp.	41,017	1,792,853
Choice Hotels International, Inc.	3,521	313,228
Darden Restaurants, Inc.	21,909	2,590,082
Domino's Pizza, Inc.	3,763	920,392
Dunkin' Brands Group, Inc.	9,026	716,303
Extended Stay America, Inc.	12,626	184,845
Hyatt Hotels Corp. Class A	7,578	558,271
Norwegian Cruise Line Holdings, Ltd. (a)	12,330	638,324
Six Flags Entertainment Corp.	12,541	636,957
Vail Resorts, Inc.	3,737	850,392
Wendy's Co.	46,045	919,979
Wyndham Destinations, Inc.	20,333	935,725
Yum! Brands, Inc.	18,587	2,108,324
		14,118,770
HOUSEHOLD DURABLES — 2.7%
D.R. Horton, Inc.	19,180	1,010,978
Garmin, Ltd.	17,982	1,522,896
Leggett & Platt, Inc.	53,078	2,173,013
Mohawk Industries, Inc. (a)	12,021	1,491,445
NVR, Inc. (a)	950	3,531,483
PulteGroup, Inc.	79,448	2,903,824
Toll Brothers, Inc.	30,785	1,263,724
Whirlpool Corp.	9,121	1,444,402
		15,341,765
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	22,447	1,688,913
Clorox Co.	12,129	1,842,031
Kimberly-Clark Corp.	18,703	2,656,761
Spectrum Brands Holdings, Inc.	6,838	360,482
		6,548,187
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	136,079	2,223,531
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	10,503	1,528,607
Security Description	Shares	Value
INSURANCE — 6.2%
Allstate Corp.	20,473	$2,225,006
American Financial Group, Inc.	10,875	1,172,869
American National Insurance Co.	1,222	151,198
Arch Capital Group, Ltd. (a)	37,430	1,571,311
Arthur J Gallagher & Co.	21,442	1,920,560
Assurant, Inc.	5,587	702,956
Assured Guaranty, Ltd.	18,015	800,947
Athene Holding, Ltd. Class A (a)	20,768	873,502
Brown & Brown, Inc.	43,299	1,561,362
CNA Financial Corp.	2,619	128,986
Erie Indemnity Co. Class A (b)	4,765	884,622
Fidelity National Financial, Inc.	72,214	3,207,024
First American Financial Corp.	40,955	2,416,754
Globe Life, Inc.	22,146	2,120,701
Hanover Insurance Group, Inc.	11,400	1,545,156
Hartford Financial Services Group, Inc.	28,970	1,755,872
Loews Corp.	24,250	1,248,390
Old Republic International Corp.	43,595	1,027,534
Primerica, Inc.	3,475	442,124
Principal Financial Group, Inc.	16,975	969,951
Progressive Corp.	39,924	3,084,129
Reinsurance Group of America, Inc.	8,389	1,341,233
RenaissanceRe Holdings, Ltd.	3,928	759,872
Unum Group	16,254	483,069
Willis Towers Watson PLC	5,380	1,038,179
WR Berkley Corp.	16,961	1,225,093
		34,658,400
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Qurate Retail, Inc. Class A (a)	47,315	488,054
IT SERVICES — 3.4%
Alliance Data Systems Corp.	3,290	421,548
Amdocs, Ltd.	55,316	3,656,941
Booz Allen Hamilton Holding Corp.	13,839	982,846
Broadridge Financial Solutions, Inc.	10,712	1,332,894
CACI International, Inc. Class A (a)	3,105	718,062
CoreLogic, Inc. (a)	8,563	396,210
EPAM Systems, Inc. (a)	5,915	1,078,423
Euronet Worldwide, Inc. (a)	1,792	262,170
Genpact, Ltd.	23,669	917,174
Jack Henry & Associates, Inc.	9,753	1,423,645
Leidos Holdings, Inc.	23,404	2,009,935
Paychex, Inc.	14,263	1,180,548
Sabre Corp.	36,759	823,218
Western Union Co.	173,459	4,019,045
		19,222,659
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	7,014	365,570
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	16,345	1,252,517
Bio-Rad Laboratories, Inc. Class A (a)	1,570	522,402
Bio-Techne Corp.	2,459	481,153

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Bruker Corp.	5,255	$230,852
Charles River Laboratories International, Inc. (a)	3,200	423,584
Mettler-Toledo International, Inc. (a)	1,477	1,040,399
PerkinElmer, Inc.	4,389	373,811
Waters Corp. (a)	6,153	1,373,534
		5,698,252
MACHINERY — 5.5%
AGCO Corp.	16,115	1,219,905
Allison Transmission Holdings, Inc.	31,103	1,463,396
Crane Co.	8,299	669,148
Cummins, Inc.	20,980	3,412,817
Donaldson Co., Inc.	16,948	882,652
Dover Corp.	12,302	1,224,787
Fortive Corp.	19,180	1,314,981
Graco, Inc.	24,809	1,142,206
IDEX Corp.	8,010	1,312,679
Illinois Tool Works, Inc.	11,695	1,830,150
ITT, Inc.	9,452	578,368
Lincoln Electric Holdings, Inc.	13,183	1,143,757
Nordson Corp.	4,010	586,503
Oshkosh Corp.	4,296	325,637
PACCAR, Inc.	38,057	2,664,370
Parker-Hannifin Corp.	10,125	1,828,676
Pentair PLC	31,032	1,173,010
Snap-on, Inc.	13,826	2,164,322
Stanley Black & Decker, Inc.	10,209	1,474,282
Timken Co.	5,317	231,343
Toro Co.	25,108	1,840,416
WABCO Holdings, Inc. (a)	10,493	1,403,439
Xylem, Inc.	10,834	862,603
		30,749,447
MEDIA — 2.1%
AMC Networks, Inc. Class A (a) (b)	8,595	422,530
Cable One, Inc.	576	722,707
CBS Corp. Class B	26,998	1,089,909
Fox Corp. Class A	33,815	1,066,356
Fox Corp. Class B	19,580	617,553
Interpublic Group of Cos., Inc.	49,985	1,077,677
John Wiley & Sons, Inc. Class A	17,941	788,328
Liberty Media Corp.-Liberty SiriusXM Class A (a)	11,297	469,616
Liberty Media Corp.-Liberty SiriusXM Class C (a)	22,323	936,673
New York Times Co. Class A (b)	12,865	366,395
News Corp. Class A	25,171	350,381
News Corp. Class B	8,819	126,068
Omnicom Group, Inc.	41,514	3,250,546
Sirius XM Holdings, Inc. (b)	112,511	703,756
		11,988,495
METALS & MINING — 0.9%
Nucor Corp.	47,169	2,401,374
Reliance Steel & Aluminum Co.	24,046	2,396,424
Security Description	Shares	Value
Steel Dynamics, Inc.	17,475	$520,755
		5,318,553
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
Chimera Investment Corp. REIT (b)	35,522	694,810
MFA Financial, Inc. REIT	81,519	599,980
New Residential Investment Corp. REIT	31,965	501,211
Two Harbors Investment Corp. REIT	16,470	216,251
Starwood Property Trust, Inc. REIT	24,225	586,730
		2,598,982
MULTI-UTILITIES — 3.2%
Ameren Corp.	32,778	2,623,879
CenterPoint Energy, Inc.	95,943	2,895,560
CMS Energy Corp.	34,857	2,229,105
Consolidated Edison, Inc.	20,999	1,983,775
DTE Energy Co.	22,735	3,022,846
MDU Resources Group, Inc.	26,472	746,246
Public Service Enterprise Group, Inc.	32,590	2,023,187
WEC Energy Group, Inc.	23,699	2,253,775
		17,778,373
MULTILINE RETAIL — 1.1%
Dollar General Corp.	18,239	2,898,907
Nordstrom, Inc. (b)	10,599	356,868
Target Corp.	26,403	2,822,745
		6,078,520
OIL, GAS & CONSUMABLE FUELS — 2.0%
Cimarex Energy Co.	9,155	438,891
EQT Corp. (b)	14,000	148,960
Equitrans Midstream Corp. (b)	20,350	296,092
HollyFrontier Corp.	8,420	451,649
Occidental Petroleum Corp.	70,270	3,124,907
Phillips 66	39,930	4,088,832
Valero Energy Corp.	29,584	2,521,740
		11,071,071
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	20,112	720,211
PHARMACEUTICALS — 0.1%
Jazz Pharmaceuticals PLC (a)	4,010	513,841
PROFESSIONAL SERVICES — 0.6%
ManpowerGroup, Inc.	11,409	961,094
Robert Half International, Inc.	28,152	1,566,940
Verisk Analytics, Inc.	6,215	982,840
		3,510,874
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CBRE Group, Inc. Class A (a)	55,653	2,950,165
Jones Lang LaSalle, Inc.	10,428	1,450,118
		4,400,283
ROAD & RAIL — 1.6%
AMERCO	1,462	570,239

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Genesee & Wyoming, Inc. Class A (a)	2,272	$251,079
JB Hunt Transport Services, Inc.	25,819	2,856,872
Kansas City Southern	7,181	955,145
Knight-Swift Transportation Holdings, Inc. (b)	16,846	611,510
Landstar System, Inc.	16,174	1,820,869
Old Dominion Freight Line, Inc.	7,206	1,224,804
Ryder System, Inc.	5,594	289,601
Schneider National, Inc. Class B	13,284	288,528
		8,868,647
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
KLA Corp.	16,340	2,605,413
Maxim Integrated Products, Inc.	34,749	2,012,315
MKS Instruments, Inc.	13,436	1,239,874
Monolithic Power Systems, Inc.	4,645	722,901
Skyworks Solutions, Inc.	20,316	1,610,043
Teradyne, Inc.	23,896	1,383,817
		9,574,363
SOFTWARE — 2.6%
ANSYS, Inc. (a)	12,529	2,773,419
Aspen Technology, Inc. (a)	10,013	1,232,400
Cadence Design Systems, Inc. (a)	27,400	1,810,592
CDK Global, Inc.	28,752	1,382,684
Citrix Systems, Inc.	26,419	2,549,962
Fair Isaac Corp. (a)	1,271	385,774
Synopsys, Inc. (a)	22,755	3,123,124
Teradata Corp. (a)	13,490	418,190
Tyler Technologies, Inc. (a)	4,690	1,231,125
		14,907,270
SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	5,368	887,867
AutoNation, Inc. (a)	5,235	265,415
AutoZone, Inc. (a)	2,089	2,265,771
Best Buy Co., Inc.	16,740	1,154,893
Dick's Sporting Goods, Inc. (b)	5,145	209,967
Foot Locker, Inc.	5,780	249,465
Gap, Inc.	14,435	250,592
O'Reilly Automotive, Inc. (a)	4,373	1,742,684
Penske Automotive Group, Inc.	4,845	229,072
Ross Stores, Inc.	22,567	2,478,985
Tiffany & Co. (b)	9,995	925,837
Tractor Supply Co.	14,546	1,315,540
Williams-Sonoma, Inc. (b)	17,280	1,174,694
		13,150,782
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
HP, Inc.	240,058	4,541,897
NetApp, Inc.	31,510	1,654,590
Xerox Holdings Corp.	12,358	369,628
		6,566,115
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter's, Inc.	17,756	$1,619,525
Columbia Sportswear Co.	1,670	161,806
Hanesbrands, Inc.	18,157	278,165
PVH Corp.	7,150	630,844
Ralph Lauren Corp.	3,040	290,229
Tapestry, Inc.	43,238	1,126,350
		4,106,919
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	80,930	1,018,099
New York Community Bancorp, Inc. (b)	41,131	516,194
		1,534,293
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	7,012	293,242
Fastenal Co.	31,561	1,031,098
HD Supply Holdings, Inc. (a)	19,479	763,090
MSC Industrial Direct Co., Inc. Class A	11,368	824,521
W.W. Grainger, Inc.	3,246	964,549
Watsco, Inc.	7,936	1,342,612
WESCO International, Inc. (a)	4,519	215,872
		5,434,984
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	6,006	237,057
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	11,056	1,373,487
Aqua America, Inc.	17,905	802,681
		2,176,168
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	16,654	429,673
United States Cellular Corp. (a)	1,567	58,888
		488,561
TOTAL COMMON STOCKS (Cost $493,961,260)		561,343,420
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	649,147	649,212

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (f) (g)	3,631,261	$3,631,261
TOTAL SHORT-TERM INVESTMENTS (Cost $4,280,460)		4,280,473
TOTAL INVESTMENTS — 100.5% (Cost $498,241,720)		565,623,893
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(3,072,431)
NET ASSETS — 100.0%		$562,551,462
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$561,343,420	$—	$—	$561,343,420
Short-Term Investments	4,280,473	—	—	4,280,473
TOTAL INVESTMENTS	$565,623,893	$—	$—	$565,623,893
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$3,896,502	$3,247,294	$(9)	$13	649,147	$649,212	$1,691
State Street Institutional U.S. Government Money Market Fund, Class G Shares	367,687	367,687	1,020,369	1,388,056	—	—	—	—	424
State Street Navigator Securities Lending Portfolio III	90,960	90,960	12,175,526	8,635,225	—	—	3,631,261	3,631,261	780
Total		$458,647	$17,092,397	$13,270,575	$(9)	$13		$4,280,473	$2,895
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.1%
Arconic, Inc.	30,063	$781,638
Boeing Co.	431	163,983
BWX Technologies, Inc.	1,535	87,817
Curtiss-Wright Corp.	2,488	321,873
General Dynamics Corp.	1,133	207,033
HEICO Corp.	1,454	181,576
HEICO Corp. Class A	3,335	324,529
Hexcel Corp.	6,291	516,680
Huntington Ingalls Industries, Inc.	5,517	1,168,445
L3Harris Technologies, Inc.	6,752	1,408,737
Lockheed Martin Corp.	741	289,034
Northrop Grumman Corp.	688	257,855
Raytheon Co.	2,545	499,304
Spirit AeroSystems Holdings, Inc. Class A	9,727	799,948
Teledyne Technologies, Inc. (a)	3,229	1,039,706
Textron, Inc.	6,176	302,377
TransDigm Group, Inc.	819	426,429
United Technologies Corp.	673	91,878
		8,868,842
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	14,005	1,187,344
Expeditors International of Washington, Inc.	12,981	964,358
FedEx Corp.	591	86,032
United Parcel Service, Inc. Class B	4,958	594,068
XPO Logistics, Inc. (a) (b)	723	51,745
		2,883,547
AIRLINES — 2.0%
Alaska Air Group, Inc.	18,546	1,203,821
American Airlines Group, Inc.	7,180	193,645
Copa Holdings SA Class A	3,396	335,355
Delta Air Lines, Inc.	32,190	1,854,144
JetBlue Airways Corp. (a)	50,135	839,761
Southwest Airlines Co.	42,170	2,277,602
United Airlines Holdings, Inc. (a)	23,998	2,121,663
		8,825,991
AUTO COMPONENTS — 0.5%
Aptiv PLC	4,211	368,126
BorgWarner, Inc.	12,892	472,879
Gentex Corp.	29,657	816,605
Goodyear Tire & Rubber Co.	4,510	64,966
Lear Corp.	2,841	334,954
		2,057,530
AUTOMOBILES — 0.3%
Ford Motor Co.	58,820	538,791
General Motors Co.	10,610	397,663
Harley-Davidson, Inc. (b)	7,177	258,157
Tesla, Inc. (a)	89	21,437
Thor Industries, Inc.	1,470	83,261
		1,299,309
Security Description	Shares	Value
BANKS — 1.3%
Associated Banc-Corp.	2,954	$59,819
Bank of America Corp.	1,280	37,338
Bank of Hawaii Corp.	1,218	104,663
Bank OZK	1,470	40,087
BankUnited, Inc.	2,187	73,527
BB&T Corp.	5,009	267,330
CIT Group, Inc.	5,073	229,858
Citigroup, Inc.	1,842	127,245
Citizens Financial Group, Inc.	5,552	196,374
Comerica, Inc.	2,243	148,016
Commerce Bancshares, Inc. (b)	2,497	151,443
Cullen/Frost Bankers, Inc.	1,029	91,118
East West Bancorp, Inc.	1,292	57,223
Fifth Third Bancorp	11,284	308,956
First Citizens BancShares, Inc. Class A	366	172,587
First Hawaiian, Inc.	3,549	94,758
First Horizon National Corp.	4,230	68,526
First Republic Bank	1,634	158,008
FNB Corp.	8,680	100,080
Huntington Bancshares, Inc.	16,727	238,694
KeyCorp	12,223	218,058
M&T Bank Corp.	1,612	254,648
PacWest Bancorp	1,766	64,176
People's United Financial, Inc.	7,040	110,070
Pinnacle Financial Partners, Inc.	1,946	110,435
PNC Financial Services Group, Inc.	1,416	198,467
Popular, Inc.	8,691	470,009
Prosperity Bancshares, Inc. (b)	1,861	131,442
Regions Financial Corp.	11,159	176,535
Signature Bank	1,211	144,375
Sterling Bancorp	4,920	98,695
SunTrust Banks, Inc.	3,676	252,909
SVB Financial Group (a)	338	70,625
Synovus Financial Corp.	621	22,207
TCF Financial Corp.	1,750	66,623
Umpqua Holdings Corp.	2,872	47,273
US Bancorp	3,693	204,371
Webster Financial Corp.	1,070	50,151
Wells Fargo & Co.	690	34,804
Western Alliance Bancorp	1,489	68,613
Wintrust Financial Corp.	701	45,306
Zions Bancorp NA	3,261	145,180
		5,710,622
BEVERAGES — 0.4%
Brown-Forman Corp. Class A	839	50,130
Brown-Forman Corp. Class B	2,773	174,089
Coca-Cola Co.	1,202	65,437
Constellation Brands, Inc. Class A	1,382	286,461
Molson Coors Brewing Co. Class B	9,222	530,265
Monster Beverage Corp. (a)	8,706	505,470
PepsiCo, Inc.	2,208	302,717
		1,914,569
BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	2,488	188,391

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	1,355	$132,708
Amgen, Inc.	2,612	505,448
Biogen, Inc. (a)	2,138	497,769
BioMarin Pharmaceutical, Inc. (a)	465	31,341
Celgene Corp. (a)	6,424	637,903
Exelixis, Inc. (a)	45,023	796,232
Gilead Sciences, Inc.	7,002	443,787
Incyte Corp. (a)	4,130	306,570
Ionis Pharmaceuticals, Inc. (a)	10,623	636,424
Neurocrine Biosciences, Inc. (a)	517	46,587
Regeneron Pharmaceuticals, Inc. (a)	2,125	589,475
Sage Therapeutics, Inc. (a) (b)	100	14,029
Seattle Genetics, Inc. (a)	360	30,744
United Therapeutics Corp. (a)	3,993	318,442
Vertex Pharmaceuticals, Inc. (a)	1,878	318,171
		5,494,021
BUILDING PRODUCTS — 1.4%
Allegion PLC	6,403	663,671
AO Smith Corp.	4,569	217,987
Armstrong World Industries, Inc.	6,652	643,248
Fortune Brands Home & Security, Inc.	10,252	560,784
Johnson Controls International PLC	23,049	1,011,621
Lennox International, Inc.	4,029	978,926
Masco Corp.	27,618	1,151,118
Owens Corning	3,018	190,738
Resideo Technologies, Inc. (a)	31,005	444,922
		5,863,015
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	300	25,005
Ameriprise Financial, Inc.	3,142	462,188
Bank of New York Mellon Corp.	2,914	131,742
BlackRock, Inc.	128	57,042
Cboe Global Markets, Inc.	5,342	613,849
Charles Schwab Corp.	1,903	79,603
CME Group, Inc.	671	141,809
E*TRADE Financial Corp.	2,348	102,584
Eaton Vance Corp.	3,854	173,160
Evercore, Inc. Class A	4,431	354,923
FactSet Research Systems, Inc.	3,274	795,484
Franklin Resources, Inc.	32,733	944,674
Goldman Sachs Group, Inc.	805	166,820
Interactive Brokers Group, Inc. Class A	1,222	65,719
Intercontinental Exchange, Inc.	2,547	235,012
Invesco, Ltd.	8,380	141,957
Janus Henderson Group PLC	7,670	172,268
Lazard, Ltd. Class A	6,453	225,855
Legg Mason, Inc.	1,980	75,616
LPL Financial Holdings, Inc.	18,690	1,530,711
MarketAxess Holdings, Inc.	2,462	806,305
Moody's Corp.	3,452	707,073
Morgan Stanley	2,252	96,093
Morningstar, Inc.	1,697	248,000
MSCI, Inc.	4,595	1,000,561
Nasdaq, Inc.	3,233	321,199
Northern Trust Corp.	1,760	164,243
Security Description	Shares	Value
Raymond James Financial, Inc.	3,525	$290,672
S&P Global, Inc.	2,447	599,466
SEI Investments Co.	5,547	328,688
State Street Corp. (c)	922	54,573
T Rowe Price Group, Inc.	6,147	702,295
TD Ameritrade Holding Corp.	2,346	109,558
Virtu Financial, Inc. Class A (b)	1,867	30,544
		11,955,291
CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	4,593	1,019,003
Albemarle Corp. (b)	2,799	194,586
Ashland Global Holdings, Inc.	2,446	188,464
Axalta Coating Systems, Ltd. (a)	6,545	197,332
Cabot Corp.	1,880	85,202
Celanese Corp.	9,933	1,214,707
CF Industries Holdings, Inc.	17,880	879,696
Chemours Co.	1,105	16,509
Corteva, Inc.	1,770	49,560
Dow, Inc.	29,261	1,394,287
DuPont de Nemours, Inc.	2,650	188,972
Eastman Chemical Co.	2,659	196,314
Ecolab, Inc.	2,534	501,833
FMC Corp.	5,375	471,280
Huntsman Corp.	8,403	195,454
LyondellBasell Industries NV Class A	4,357	389,821
Mosaic Co.	11,998	245,959
NewMarket Corp.	844	398,444
Olin Corp.	9,020	168,854
PPG Industries, Inc.	9,444	1,119,208
RPM International, Inc.	10,519	723,812
Scotts Miracle-Gro Co.	1,407	143,261
Sherwin-Williams Co.	1,058	581,762
Valvoline, Inc.	19,741	434,894
Westlake Chemical Corp.	470	30,794
WR Grace & Co.	2,235	149,209
		11,179,217
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	2,294	615,021
Clean Harbors, Inc. (a)	7,122	549,818
Copart, Inc. (a)	8,658	695,497
IAA, Inc. (a)	9,259	386,378
KAR Auction Services, Inc. (b)	9,259	227,309
Republic Services, Inc.	5,346	462,696
Rollins, Inc. (b)	6,193	210,996
Waste Management, Inc.	6,811	783,265
		3,930,980
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	818	195,437
Ciena Corp. (a)	17,790	697,902
Cisco Systems, Inc.	4,112	203,174
CommScope Holding Co., Inc. (a)	1,770	20,815
EchoStar Corp. Class A (a)	790	31,300
F5 Networks, Inc. (a)	2,665	374,219

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Juniper Networks, Inc.	22,526	$557,519
Motorola Solutions, Inc.	3,620	616,884
Ubiquiti, Inc. (b)	2,463	291,274
ViaSat, Inc. (a)	2,750	207,130
		3,195,654
CONSTRUCTION & ENGINEERING — 0.4%
AECOM (a)	18,106	680,061
Fluor Corp.	1,661	31,775
Jacobs Engineering Group, Inc.	3,204	293,166
Quanta Services, Inc.	21,786	823,511
Valmont Industries, Inc.	672	93,032
		1,921,545
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	1,462	131,595
Martin Marietta Materials, Inc.	718	196,804
Vulcan Materials Co.	2,339	353,750
		682,149
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	18,980	629,377
American Express Co.	2,748	325,033
Capital One Financial Corp.	4,459	405,680
Credit Acceptance Corp. (a)	1,986	916,162
Discover Financial Services	10,524	853,391
Navient Corp.	12,582	161,050
OneMain Holdings, Inc.	5,000	183,400
Santander Consumer USA Holdings, Inc.	10,387	264,972
SLM Corp.	7,619	67,238
Synchrony Financial	24,549	836,875
		4,643,178
CONTAINERS & PACKAGING — 1.5%
AptarGroup, Inc.	2,330	275,988
Ardagh Group SA	2,460	38,573
Avery Dennison Corp.	6,263	711,289
Ball Corp.	16,044	1,168,164
Berry Global Group, Inc. (a)	12,209	479,447
Crown Holdings, Inc. (a)	8,868	585,820
Graphic Packaging Holding Co.	1,682	24,810
International Paper Co.	15,996	668,953
Owens-Illinois, Inc.	16,582	170,297
Packaging Corp. of America	5,454	578,669
Sealed Air Corp.	8,561	355,367
Silgan Holdings, Inc.	15,230	457,433
Sonoco Products Co.	17,560	1,022,168
Westrock Co.	3,897	142,046
		6,679,024
DISTRIBUTORS — 0.6%
Genuine Parts Co.	15,767	1,570,236
LKQ Corp. (a)	9,496	298,649
Pool Corp.	2,596	523,613
		2,392,498
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.9%
Bright Horizons Family Solutions, Inc. (a)	3,013	$459,482
frontdoor, Inc. (a)	10,721	520,719
Graham Holdings Co. Class B	1,067	707,901
Grand Canyon Education, Inc. (a)	2,768	271,818
H&R Block, Inc. (b)	64,548	1,524,624
Service Corp. International	11,433	546,612
ServiceMaster Global Holdings, Inc. (a)	977	54,614
		4,085,770
DIVERSIFIED FINANCIAL SERVICES — 0.2%
AXA Equitable Holdings, Inc.	10,181	225,611
Jefferies Financial Group, Inc.	5,397	99,305
Voya Financial, Inc.	6,105	332,356
		657,272
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	3,469	131,267
CenturyLink, Inc.	11,891	148,400
Verizon Communications, Inc.	4,330	261,359
Zayo Group Holdings, Inc. (a)	6,285	213,061
		754,087
ELECTRIC UTILITIES — 3.4%
Alliant Energy Corp.	10,798	582,336
American Electric Power Co., Inc.	12,019	1,126,060
Avangrid, Inc.	2,597	135,693
Duke Energy Corp.	6,620	634,593
Edison International	8,885	670,107
Entergy Corp.	11,657	1,368,066
Evergy, Inc.	3,972	264,376
Eversource Energy	11,943	1,020,768
Exelon Corp.	27,035	1,306,061
FirstEnergy Corp.	10,332	498,312
Hawaiian Electric Industries, Inc.	18,451	841,550
IDACORP, Inc.	6,000	676,020
NextEra Energy, Inc.	1,787	416,353
OGE Energy Corp.	18,977	861,176
Pinnacle West Capital Corp.	12,079	1,172,509
PPL Corp.	37,194	1,171,239
Southern Co.	12,254	756,930
Xcel Energy, Inc.	17,564	1,139,728
		14,641,877
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	8,024	1,081,555
AMETEK, Inc.	6,882	631,905
Eaton Corp. PLC	12,194	1,013,931
Emerson Electric Co.	8,523	569,848
Hubbell, Inc.	3,899	512,329
nVent Electric PLC	17,063	376,068
Regal Beloit Corp.	4,022	293,003
Rockwell Automation, Inc.	4,993	822,846

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Sensata Technologies Holding PLC (a)	4,693	$234,932
		5,536,417
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. Class A	5,946	573,789
Arrow Electronics, Inc. (a)	3,497	260,806
Avnet, Inc.	11,658	518,606
CDW Corp.	16,150	1,990,326
Cognex Corp.	7,739	380,217
Coherent, Inc. (a)	1,380	212,134
Corning, Inc.	34,736	990,671
Dolby Laboratories, Inc. Class A	4,535	293,142
FLIR Systems, Inc.	7,189	378,069
IPG Photonics Corp. (a)	143	19,391
Jabil, Inc.	30,968	1,107,725
Keysight Technologies, Inc. (a)	5,544	539,154
Littelfuse, Inc.	264	46,810
National Instruments Corp.	6,838	287,128
Trimble, Inc. (a)	5,874	227,970
Zebra Technologies Corp. Class A (a)	5,254	1,084,268
		8,910,206
ENERGY EQUIPMENT & SERVICES — 0.2%
Apergy Corp. (a)	6,938	187,673
Baker Hughes a GE Co.	5,600	129,920
Halliburton Co.	3,471	65,428
Helmerich & Payne, Inc.	6,784	271,835
National Oilwell Varco, Inc.	1,115	23,638
Patterson-UTI Energy, Inc.	9,930	84,902
Schlumberger, Ltd.	1,606	54,877
		818,273
ENTERTAINMENT — 0.8%
Activision Blizzard, Inc.	1,294	68,479
Cinemark Holdings, Inc. (b)	16,314	630,373
Electronic Arts, Inc. (a)	1,087	106,330
Liberty Media Corp.-Liberty Formula One Class C (a)	1,870	77,773
Live Nation Entertainment, Inc. (a)	6,456	428,291
Madison Square Garden Co. Class A (a)	1,178	310,427
Spotify Technology SA (a)	300	34,200
Take-Two Interactive Software, Inc. (a)	3,854	483,060
Viacom, Inc. Class B	22,080	530,582
Walt Disney Co.	1,117	145,568
World Wrestling Entertainment, Inc. Class A (b)	4,920	350,058
Zynga, Inc. Class A (a)	76,722	446,522
		3,611,663
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.3%
Alexandria Real Estate Equities, Inc. REIT	1,566	241,227
American Campus Communities, Inc. REIT	2,922	140,490
American Homes 4 Rent Class A REIT	3,829	99,133
Security Description	Shares	Value
American Tower Corp. REIT	843	$186,413
Americold Realty Trust REIT (b)	5,700	211,299
Apartment Investment & Management Co. Class A REIT	32,529	1,696,062
Apple Hospitality REIT, Inc.	14,104	233,844
AvalonBay Communities, Inc. REIT	2,853	614,336
Boston Properties, Inc. REIT	2,398	310,925
Brandywine Realty Trust REIT	8,213	124,427
Brixmor Property Group, Inc. REIT	31,348	636,051
Brookfield Property REIT, Inc. Class A (b)	29,544	602,402
Camden Property Trust REIT	1,901	211,030
Columbia Property Trust, Inc. REIT	968	20,473
CoreSite Realty Corp. REIT	1,940	236,389
Corporate Office Properties Trust REIT	3,039	90,501
Cousins Properties, Inc. REIT	8,750	328,912
Crown Castle International Corp. REIT	1,191	165,561
CubeSmart REIT	7,635	266,461
CyrusOne, Inc. REIT	880	69,608
Digital Realty Trust, Inc. REIT	1,351	175,373
Douglas Emmett, Inc. REIT	2,706	115,898
Duke Realty Corp. REIT	13,606	462,196
Empire State Realty Trust, Inc. Class A REIT	4,030	57,508
EPR Properties REIT	6,309	484,910
Equinix, Inc. REIT	342	197,266
Equity Commonwealth REIT	12,312	421,686
Equity LifeStyle Properties, Inc. REIT	3,940	526,384
Equity Residential REIT	4,237	365,484
Essex Property Trust, Inc. REIT	1,082	353,435
Extra Space Storage, Inc. REIT	4,266	498,354
Federal Realty Investment Trust REIT	2,109	287,119
Gaming and Leisure Properties, Inc. REIT	12,140	464,234
HCP, Inc. REIT	50,958	1,815,633
Healthcare Trust of America, Inc. Class A REIT	9,429	277,024
Highwoods Properties, Inc. REIT	3,584	161,065
Host Hotels & Resorts, Inc. REIT	55,424	958,281
Hudson Pacific Properties, Inc. REIT	2,044	68,392
Invitation Homes, Inc. REIT	2,160	63,958
Iron Mountain, Inc. REIT	12,699	411,321
JBG SMITH Properties REIT	1,280	50,189
Kilroy Realty Corp. REIT	2,999	233,592
Kimco Realty Corp. REIT	14,227	297,060
Lamar Advertising Co. Class A REIT	9,445	773,829
Liberty Property Trust REIT	4,111	211,018
Life Storage, Inc. REIT	3,238	341,318
Medical Properties Trust, Inc. REIT	123,793	2,421,391
Mid-America Apartment Communities, Inc. REIT	1,971	256,250
National Retail Properties, Inc. REIT	8,263	466,033
Omega Healthcare Investors, Inc. REIT	10,686	446,568
Outfront Media, Inc. REIT	10,706	297,413
Paramount Group, Inc. REIT	2,492	33,268
Park Hotels & Resorts, Inc. REIT	24,257	605,697

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Prologis, Inc. REIT	6,033	$514,132
Public Storage REIT	2,769	679,153
Rayonier, Inc. REIT	2,710	76,422
Realty Income Corp. REIT	3,613	277,045
Regency Centers Corp. REIT	3,260	226,537
Retail Properties of America, Inc. Class A REIT	7,073	87,139
SBA Communications Corp. REIT	480	115,752
Service Properties Trust REIT	9,604	247,687
Simon Property Group, Inc. REIT	4,417	687,506
SL Green Realty Corp. REIT	1,013	82,813
Spirit Realty Capital, Inc. REIT	3,542	169,520
STORE Capital Corp. REIT	6,581	246,195
Sun Communities, Inc. REIT	1,280	190,016
Taubman Centers, Inc. REIT	1,332	54,386
UDR, Inc. REIT	5,455	264,458
Ventas, Inc. REIT	3,395	247,937
VEREIT, Inc.	6,061	59,277
VICI Properties, Inc. REIT	26,050	590,032
Vornado Realty Trust REIT	2,381	151,598
Weingarten Realty Investors REIT	21,530	627,169
Welltower, Inc. REIT	2,360	213,934
Weyerhaeuser Co. REIT	3,538	98,003
WP Carey, Inc. REIT	4,444	397,738
		27,389,140
FOOD & STAPLES RETAILING — 1.6%
Casey's General Stores, Inc.	7,831	1,262,044
Costco Wholesale Corp.	3,251	936,646
Kroger Co.	33,580	865,692
Sprouts Farmers Market, Inc. (a)	35,912	694,538
Sysco Corp.	19,957	1,584,586
US Foods Holding Corp. (a)	18,336	753,609
Walmart, Inc.	723	85,806
Walgreens Boots Alliance, Inc.	12,143	671,629
		6,854,550
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	2,464	101,196
Bunge, Ltd.	606	34,312
Campbell Soup Co.	2,434	114,203
Conagra Brands, Inc.	7,241	222,154
Flowers Foods, Inc.	18,528	428,553
General Mills, Inc.	8,322	458,709
Hain Celestial Group, Inc. (a) (b)	1,280	27,488
Hershey Co.	4,965	769,525
Hormel Foods Corp. (b)	15,693	686,255
Ingredion, Inc.	3,561	291,076
J.M. Smucker Co.	6,103	671,452
Kellogg Co.	5,117	329,279
Lamb Weston Holdings, Inc.	6,348	461,627
McCormick & Co., Inc.	4,106	641,768
Mondelez International, Inc. Class A	9,405	520,285
Pilgrim's Pride Corp. (a)	11,990	384,219
Post Holdings, Inc. (a)	4,942	523,061
Seaboard Corp.	31	135,625
TreeHouse Foods, Inc. (a)	7,591	420,921
Security Description	Shares	Value
Tyson Foods, Inc. Class A	21,180	$1,824,445
		9,046,153
GAS UTILITIES — 0.6%
Atmos Energy Corp.	7,695	876,384
National Fuel Gas Co.	10,883	510,630
UGI Corp.	24,586	1,235,938
		2,622,952
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	2,045	171,105
ABIOMED, Inc. (a)	138	24,549
Align Technology, Inc. (a)	1,009	182,548
Baxter International, Inc.	8,377	732,736
Boston Scientific Corp. (a)	3,613	147,013
Cantel Medical Corp.	424	31,715
Cooper Cos., Inc.	1,638	486,486
Danaher Corp.	1,766	255,063
DENTSPLY SIRONA, Inc.	2,060	109,819
DexCom, Inc. (a)	603	89,992
Edwards Lifesciences Corp. (a)	3,548	780,241
Hill-Rom Holdings, Inc.	3,294	346,628
Hologic, Inc. (a)	3,907	197,264
ICU Medical, Inc. (a)	351	56,020
IDEXX Laboratories, Inc. (a)	2,171	590,360
Insulet Corp. (a) (b)	290	47,830
Integra LifeSciences Holdings Corp. (a)	490	29,434
Intuitive Surgical, Inc. (a)	580	313,159
Masimo Corp. (a)	5,442	809,715
Medtronic PLC	1,577	171,294
Penumbra, Inc. (a) (b)	812	109,206
ResMed, Inc.	5,869	792,961
STERIS PLC	5,711	825,182
Stryker Corp.	1,161	251,124
Teleflex, Inc.	796	270,441
Varian Medical Systems, Inc. (a)	5,801	690,841
West Pharmaceutical Services, Inc.	6,048	857,727
Zimmer Biomet Holdings, Inc.	1,958	268,775
		9,639,228
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a) (b)	1,447	44,973
AmerisourceBergen Corp.	5,790	476,691
Anthem, Inc.	1,754	421,135
Cardinal Health, Inc.	13,696	646,314
Centene Corp. (a)	2,520	109,015
Chemed Corp.	1,798	750,791
Covetrus, Inc. (a) (b)	26,544	315,608
DaVita, Inc. (a)	1,905	108,718
Encompass Health Corp.	5,989	378,984
HCA Healthcare, Inc.	8,190	986,240
Henry Schein, Inc. (a)	19,058	1,210,183
Humana, Inc.	2,797	715,109

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Laboratory Corp. of America Holdings (a)	2,664	$447,552
McKesson Corp.	7,200	983,952
MEDNAX, Inc. (a)	1,153	26,081
Molina Healthcare, Inc. (a)	10,169	1,115,742
Premier, Inc. Class A (a)	14,353	415,089
Quest Diagnostics, Inc.	3,894	416,775
UnitedHealth Group, Inc.	515	111,920
Universal Health Services, Inc. Class B	8,712	1,295,910
WellCare Health Plans, Inc. (a)	312	80,861
		11,057,643
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.	15,545	1,059,702
Medidata Solutions, Inc. (a)	3,240	296,460
Veeva Systems, Inc. Class A (a)	4,991	762,076
		2,118,238
HOTELS, RESTAURANTS & LEISURE — 3.3%
Aramark	2,937	127,995
Caesars Entertainment Corp. (a)	16,120	187,959
Carnival Corp.	9,671	422,719
Chipotle Mexican Grill, Inc. (a)	1,360	1,143,039
Choice Hotels International, Inc.	1,377	122,498
Darden Restaurants, Inc.	17,232	2,037,167
Domino's Pizza, Inc.	2,273	555,953
Dunkin' Brands Group, Inc.	5,199	412,593
Extended Stay America, Inc.	7,955	116,461
Hilton Grand Vacations, Inc. (a)	815	26,080
Hilton Worldwide Holdings, Inc.	4,667	434,544
Hyatt Hotels Corp. Class A	2,436	179,460
Las Vegas Sands Corp.	2,373	137,065
Marriott International, Inc. Class A	2,003	249,113
McDonald's Corp.	990	212,563
MGM Resorts International	9,857	273,236
Norwegian Cruise Line Holdings, Ltd. (a)	19,460	1,007,444
Planet Fitness, Inc. Class A (a)	6,490	375,576
Royal Caribbean Cruises, Ltd.	6,411	694,504
Six Flags Entertainment Corp.	2,361	119,915
Starbucks Corp.	16,851	1,489,966
Vail Resorts, Inc.	837	190,468
Wendy's Co.	20,779	415,164
Wyndham Destinations, Inc.	9,181	422,510
Wyndham Hotels & Resorts, Inc.	799	41,340
Wynn Resorts, Ltd.	408	44,358
Yum China Holdings, Inc.	32,786	1,489,468
Yum! Brands, Inc.	11,402	1,293,329
		14,222,487
HOUSEHOLD DURABLES — 2.3%
D.R. Horton, Inc.	18,678	984,518
Garmin, Ltd.	16,554	1,401,958
Leggett & Platt, Inc.	12,014	491,853
Lennar Corp. Class A	8,906	497,400
Lennar Corp. Class B	590	26,178
Mohawk Industries, Inc. (a)	890	110,422
Security Description	Shares	Value
NVR, Inc. (a)	418	$1,553,852
PulteGroup, Inc.	63,339	2,315,041
Roku, Inc. (a) (b)	4,030	410,093
Tempur Sealy International, Inc. (a)	3,540	273,288
Toll Brothers, Inc.	23,846	978,878
Whirlpool Corp.	5,411	856,886
		9,900,367
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	12,402	933,126
Clorox Co.	4,893	743,100
Colgate-Palmolive Co.	9,694	712,606
Energizer Holdings, Inc. (b)	639	27,848
Kimberly-Clark Corp.	8,862	1,258,847
Procter & Gamble Co.	1,316	163,684
Spectrum Brands Holdings, Inc.	4,716	248,624
		4,087,835
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.1%
AES Corp.	114,800	1,875,832
NRG Energy, Inc.	59,502	2,356,279
Vistra Energy Corp.	12,003	320,840
		4,552,951
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	1,149	188,896
Carlisle Cos., Inc.	8,458	1,230,977
General Electric Co.	2,260	20,204
Honeywell International, Inc.	2,705	457,686
Roper Technologies, Inc.	1,053	375,500
		2,273,263
INSURANCE — 4.4%
Aflac, Inc.	12,291	643,065
Alleghany Corp. (a)	191	152,372
Allstate Corp.	5,789	629,149
American Financial Group, Inc.	2,025	218,396
American International Group, Inc.	1,180	65,726
American National Insurance Co.	271	33,531
Aon PLC	2,395	463,600
Arch Capital Group, Ltd. (a)	17,077	716,893
Arthur J Gallagher & Co.	9,456	846,974
Assurant, Inc.	1,969	247,740
Assured Guaranty, Ltd.	13,855	615,993
Athene Holding, Ltd. Class A (a)	5,291	222,539
Axis Capital Holdings, Ltd.	1,080	72,058
Brighthouse Financial, Inc. (a)	2,560	103,603
Brown & Brown, Inc.	14,815	534,229
Chubb, Ltd.	2,121	342,414
Cincinnati Financial Corp.	2,924	341,143
CNA Financial Corp.	852	41,961
Erie Indemnity Co. Class A (b)	2,756	511,651
Everest Re Group, Ltd.	594	158,057
Fidelity National Financial, Inc.	28,049	1,245,656
First American Financial Corp.	16,732	987,355
Globe Life, Inc.	6,266	600,032
Hanover Insurance Group, Inc.	3,731	505,700

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	7,982	$483,789
Kemper Corp.	3,930	306,344
Lincoln National Corp.	5,177	312,277
Loews Corp.	6,911	355,778
Markel Corp. (a)	46	54,367
Marsh & McLennan Cos., Inc.	8,158	816,208
Mercury General Corp.	950	53,086
MetLife, Inc.	7,250	341,910
Old Republic International Corp.	16,752	394,845
Primerica, Inc.	3,440	437,671
Principal Financial Group, Inc.	7,311	417,751
Progressive Corp.	20,149	1,556,510
Prudential Financial, Inc.	3,939	354,313
Reinsurance Group of America, Inc.	2,922	467,169
RenaissanceRe Holdings, Ltd.	2,238	432,941
Travelers Cos., Inc.	4,446	661,076
Unum Group	6,826	202,869
Willis Towers Watson PLC	2,734	527,580
WR Berkley Corp.	7,240	522,945
		18,999,266
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (a)	68	83,037
Alphabet, Inc. Class C (a)	69	84,111
Facebook, Inc. Class A (a)	390	69,451
IAC/InterActiveCorp (a)	4,580	998,303
Match Group, Inc.	8,737	624,171
TripAdvisor, Inc. (a)	2,773	107,260
Twitter, Inc. (a)	3,943	162,452
		2,128,785
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Amazon.com, Inc. (a)	53	92,004
Booking Holdings, Inc. (a)	156	306,167
eBay, Inc.	20,051	781,588
Etsy, Inc. (a) (b)	8,850	500,025
Expedia Group, Inc.	5,454	733,072
Qurate Retail, Inc. Class A (a)	9,971	102,851
Wayfair, Inc. Class A (a) (b)	368	41,260
		2,556,967
IT SERVICES — 4.0%
Accenture PLC Class A	2,038	392,009
Akamai Technologies, Inc. (a)	7,133	651,814
Alliance Data Systems Corp.	414	53,046
Amdocs, Ltd.	9,145	604,576
Automatic Data Processing, Inc.	2,688	433,897
Black Knight, Inc. (a)	4,589	280,204
Booz Allen Hamilton Holding Corp.	15,607	1,108,409
Broadridge Financial Solutions, Inc.	5,220	649,525
CACI International, Inc. Class A (a)	2,260	522,648
Cognizant Technology Solutions Corp. Class A	5,179	312,112
CoreLogic, Inc. (a)	1,335	61,770
DXC Technology Co.	3,544	104,548
Security Description	Shares	Value
EPAM Systems, Inc. (a)	5,941	$1,083,163
Euronet Worldwide, Inc. (a)	5,765	843,420
Fidelity National Information Services, Inc.	2,245	298,046
Fiserv, Inc. (a)	16,754	1,735,547
FleetCor Technologies, Inc. (a)	2,064	591,914
Gartner, Inc. (a)	2,160	308,858
Genpact, Ltd.	12,365	479,144
Global Payments, Inc.	3,061	486,699
GoDaddy, Inc. Class A (a)	2,578	170,096
International Business Machines Corp.	2,879	418,664
Jack Henry & Associates, Inc.	3,475	507,246
Leidos Holdings, Inc.	14,599	1,253,762
Mastercard, Inc. Class A	317	86,088
Paychex, Inc.	8,620	713,477
PayPal Holdings, Inc. (a)	2,387	247,269
Sabre Corp.	7,168	160,527
Square, Inc. Class A (a) (b)	1,082	67,030
Twilio, Inc. Class A (a) (b)	304	33,428
VeriSign, Inc. (a)	4,967	936,925
Visa, Inc. Class A	470	80,845
Western Union Co. (b)	63,309	1,466,870
WEX, Inc. (a)	1,111	224,500
		17,368,076
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	1,256	65,463
Hasbro, Inc.	3,623	430,014
Polaris, Inc.	541	47,613
		543,090
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	9,693	742,775
Bio-Rad Laboratories, Inc. Class A (a)	630	209,626
Bio-Techne Corp.	1,660	324,812
Bruker Corp.	10,145	445,670
Charles River Laboratories International, Inc. (a)	2,629	348,001
Illumina, Inc. (a)	872	265,280
IQVIA Holdings, Inc. (a)	2,994	447,244
Mettler-Toledo International, Inc. (a)	1,065	750,186
PerkinElmer, Inc.	3,037	258,661
PRA Health Sciences, Inc. (a)	2,939	291,637
QIAGEN NV (a)	2,601	85,755
Thermo Fisher Scientific, Inc.	754	219,618
Waters Corp. (a)	3,385	755,633
		5,144,898
MACHINERY — 5.4%
AGCO Corp.	15,254	1,154,728
Allison Transmission Holdings, Inc.	22,183	1,043,710
Caterpillar, Inc.	2,051	259,062
Colfax Corp. (a) (b)	5,186	150,705
Crane Co.	5,386	434,273
Cummins, Inc.	16,484	2,681,452
Deere & Co.	1,428	240,875
Donaldson Co., Inc.	9,926	516,946

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Dover Corp.	12,541	$1,248,582
Flowserve Corp.	6,863	320,571
Fortive Corp.	6,968	477,726
Gardner Denver Holdings, Inc. (a)	7,280	205,951
Graco, Inc.	13,611	626,650
IDEX Corp.	3,551	581,938
Illinois Tool Works, Inc.	4,884	764,297
Ingersoll-Rand PLC	7,349	905,470
ITT, Inc.	15,651	957,685
Lincoln Electric Holdings, Inc.	4,611	400,050
Middleby Corp. (a)	2,949	344,738
Nordson Corp.	3,839	561,492
Oshkosh Corp.	16,130	1,222,654
PACCAR, Inc.	28,344	1,984,364
Parker-Hannifin Corp.	5,911	1,067,586
Pentair PLC	10,506	397,127
Snap-on, Inc.	6,357	995,125
Stanley Black & Decker, Inc.	3,846	555,401
Timken Co.	5,701	248,051
Toro Co.	14,001	1,026,273
Trinity Industries, Inc.	6,023	118,533
WABCO Holdings, Inc. (a)	8,028	1,073,745
Wabtec Corp. (b)	442	31,762
Woodward, Inc.	1,970	212,425
Xylem, Inc.	5,602	446,031
		23,255,978
MARINE — 0.1%
Kirby Corp. (a)	2,760	226,762
MEDIA — 2.0%
Altice USA, Inc. Class A (a)	21,830	626,085
AMC Networks, Inc. Class A (a) (b)	2,858	140,499
Cable One, Inc.	440	552,068
CBS Corp. Class B	7,815	315,492
Charter Communications, Inc. Class A (a)	755	311,151
Comcast Corp. Class A	4,414	198,983
Discovery, Inc. Class A (a) (b)	1,495	39,812
Discovery, Inc. Class C (a)	3,560	87,647
DISH Network Corp. Class A (a)	13,383	455,959
Fox Corp. Class A	29,357	925,773
Fox Corp. Class B	16,919	533,625
Interpublic Group of Cos., Inc.	21,955	473,350
John Wiley & Sons, Inc. Class A	2,084	91,571
Liberty Broadband Corp. Class C (a)	519	54,324
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,780	73,995
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,529	148,077
New York Times Co. Class A (b)	15,830	450,838
News Corp. Class A	3,020	42,038
Nexstar Media Group, Inc. Class A	10,130	1,036,400
Omnicom Group, Inc.	15,610	1,222,263
Sinclair Broadcast Group, Inc. Class A	14,060	600,924
Sirius XM Holdings, Inc. (b)	11,130	69,618
		8,450,492
Security Description	Shares	Value
METALS & MINING — 0.7%
Alcoa Corp. (a)	1,827	$36,668
Freeport-McMoRan, Inc.	12,123	116,017
Newmont Goldcorp Corp.	5,175	196,236
Nucor Corp.	20,189	1,027,822
Reliance Steel & Aluminum Co.	12,062	1,202,099
Royal Gold, Inc.	1,850	227,939
Southern Copper Corp.	719	24,539
Steel Dynamics, Inc.	8,719	259,826
		3,091,146
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
AGNC Investment Corp. REIT	6,174	99,340
Annaly Capital Management, Inc. REIT	15,211	133,857
Chimera Investment Corp. REIT	13,416	262,417
MFA Financial, Inc. REIT	24,734	182,042
New Residential Investment Corp. REIT	14,882	233,350
Two Harbors Investment Corp. REIT	3,297	43,289
Starwood Property Trust, Inc. REIT	7,932	192,113
		1,146,408
MULTI-UTILITIES — 2.3%
Ameren Corp.	16,976	1,358,929
CenterPoint Energy, Inc.	47,752	1,441,155
CMS Energy Corp.	17,213	1,100,771
Consolidated Edison, Inc.	9,000	850,230
Dominion Energy, Inc.	5,490	444,910
DTE Energy Co.	11,166	1,484,631
MDU Resources Group, Inc.	8,846	249,369
NiSource, Inc.	9,586	286,813
Public Service Enterprise Group, Inc.	13,967	867,071
Sempra Energy	3,758	554,719
WEC Energy Group, Inc.	12,475	1,186,373
		9,824,971
MULTILINE RETAIL — 1.4%
Dollar General Corp.	15,057	2,393,160
Dollar Tree, Inc. (a)	5,271	601,737
Kohl's Corp.	22,334	1,109,106
Macy's, Inc. (b)	4,205	65,346
Nordstrom, Inc. (b)	7,410	249,495
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	5,210	305,514
Target Corp.	13,143	1,405,118
		6,129,476
OIL, GAS & CONSUMABLE FUELS — 2.7%
Antero Midstream Corp. (b)	2,260	16,724
Apache Corp.	12,289	314,598
Cabot Oil & Gas Corp.	56,906	999,838
Centennial Resource Development, Inc. Class A (a)	6,124	27,650
Cheniere Energy, Inc. (a)	5,735	361,649
Chesapeake Energy Corp. (a) (b)	12,899	18,188
Chevron Corp.	2,207	261,750

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Cimarex Energy Co.	11,587	$555,481
Concho Resources, Inc.	3,740	253,946
ConocoPhillips	18,844	1,073,731
Continental Resources, Inc. (a)	1,795	55,268
Devon Energy Corp.	26,779	644,303
Diamondback Energy, Inc.	1,036	93,147
EOG Resources, Inc.	7,147	530,450
EQT Corp. (b)	7,960	84,694
Equitrans Midstream Corp. (b)	17,721	257,840
Exxon Mobil Corp.	1,929	136,207
Hess Corp.	5,778	349,453
HollyFrontier Corp.	4,400	236,016
Kinder Morgan, Inc.	22,411	461,891
Kosmos Energy, Ltd.	6,290	39,250
Marathon Oil Corp.	46,032	564,813
Murphy Oil Corp. (b)	10,897	240,933
Noble Energy, Inc.	5,396	121,194
Occidental Petroleum Corp.	8,353	371,458
ONEOK, Inc.	6,903	508,682
Parsley Energy, Inc. Class A	12,437	208,942
PBF Energy, Inc. Class A	6,364	173,037
Phillips 66	8,517	872,141
Pioneer Natural Resources Co.	4,582	576,278
Targa Resources Corp.	7,062	283,680
Valero Energy Corp.	9,341	796,227
Williams Cos., Inc.	8,355	201,021
WPX Energy, Inc. (a)	11,074	117,274
		11,807,754
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	14,925	534,464
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (b)	6,590	69,261
Estee Lauder Cos., Inc. Class A	4,193	834,197
Herbalife Nutrition, Ltd. (a)	8,091	306,325
Nu Skin Enterprises, Inc. Class A	1,047	44,529
		1,254,312
PHARMACEUTICALS — 0.6%
Allergan PLC	368	61,931
Bristol-Myers Squibb Co.	8,548	433,469
Catalent, Inc. (a)	3,579	170,575
Elanco Animal Health, Inc. (a)	12,149	323,042
Eli Lilly & Co.	2,922	326,767
Horizon Therapeutics PLC (a)	5,410	147,314
Jazz Pharmaceuticals PLC (a)	1,730	221,682
Johnson & Johnson	780	100,917
Merck & Co., Inc.	2,073	174,505
Mylan NV (a)	1,728	34,180
Nektar Therapeutics (a) (b)	2,060	37,523
Perrigo Co. PLC	1,263	70,589
Pfizer, Inc.	2,891	103,874
Zoetis, Inc.	3,280	408,655
		2,615,023
PROFESSIONAL SERVICES — 0.8%
CoStar Group, Inc. (a)	990	587,268
Security Description	Shares	Value
Equifax, Inc.	1,988	$279,652
IHS Markit, Ltd. (a)	3,816	255,214
ManpowerGroup, Inc.	13,853	1,166,977
Nielsen Holdings PLC	1,683	35,764
Robert Half International, Inc.	8,449	470,271
TransUnion	1,546	125,396
Verisk Analytics, Inc.	4,004	633,192
		3,553,734
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	32,384	1,716,676
Jones Lang LaSalle, Inc.	3,356	466,685
		2,183,361
ROAD & RAIL — 1.2%
AMERCO	628	244,945
CSX Corp.	8,008	554,714
Genesee & Wyoming, Inc. Class A (a)	3,802	420,159
JB Hunt Transport Services, Inc.	3,222	356,514
Kansas City Southern	5,587	743,127
Knight-Swift Transportation Holdings, Inc. (b)	8,850	321,255
Landstar System, Inc.	6,340	713,757
Norfolk Southern Corp.	3,816	685,583
Old Dominion Freight Line, Inc.	3,947	670,872
Ryder System, Inc.	2,909	150,599
Schneider National, Inc. Class B	2,756	59,860
Union Pacific Corp.	2,082	337,242
		5,258,627
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Micro Devices, Inc. (a) (b)	5,210	151,038
Analog Devices, Inc.	4,753	531,053
Applied Materials, Inc.	32,576	1,625,542
Broadcom, Inc.	1,365	376,836
Cree, Inc. (a)	1,970	96,530
Cypress Semiconductor Corp.	23,349	544,966
Entegris, Inc.	7,570	356,244
Intel Corp.	4,117	212,149
KLA Corp.	11,431	1,822,673
Lam Research Corp.	17,993	4,158,362
Maxim Integrated Products, Inc.	8,207	475,267
Microchip Technology, Inc. (b)	239	22,206
Micron Technology, Inc. (a)	9,092	389,592
MKS Instruments, Inc.	4,643	428,456
Monolithic Power Systems, Inc.	1,756	273,286
NVIDIA Corp.	278	48,392
ON Semiconductor Corp. (a)	13,624	261,717
Qorvo, Inc. (a)	3,480	258,007
QUALCOMM, Inc.	2,792	212,974
Skyworks Solutions, Inc.	5,184	410,832
Teradyne, Inc.	37,453	2,168,903
Texas Instruments, Inc.	4,114	531,693
Universal Display Corp.	2,560	429,824
Versum Materials, Inc.	12,764	675,599

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Xilinx, Inc.	12,726	$1,220,423
		17,682,564
SOFTWARE — 3.2%
Adobe, Inc. (a)	760	209,950
Alteryx, Inc. Class A (a) (b)	200	21,486
ANSYS, Inc. (a)	3,466	767,234
Aspen Technology, Inc. (a)	6,130	754,480
Atlassian Corp. PLC Class A (a)	2,091	262,295
Autodesk, Inc. (a)	618	91,279
Avalara, Inc. (a)	490	32,972
Cadence Design Systems, Inc. (a)	17,478	1,154,946
CDK Global, Inc.	3,703	178,077
Citrix Systems, Inc.	5,428	523,911
Fair Isaac Corp. (a)	1,832	556,049
Fortinet, Inc. (a)	13,731	1,053,992
Guidewire Software, Inc. (a)	495	52,163
HubSpot, Inc. (a)	590	89,450
Intuit, Inc.	2,246	597,301
LogMeIn, Inc.	1,870	132,695
Manhattan Associates, Inc. (a)	10,402	839,129
Microsoft Corp.	1,571	218,416
Nuance Communications, Inc. (a)	6,902	112,572
Oracle Corp.	2,842	156,395
Palo Alto Networks, Inc. (a)	1,786	364,040
Paycom Software, Inc. (a)	2,874	602,074
Paylocity Holding Corp. (a)	2,260	220,531
Pegasystems, Inc.	476	32,392
Proofpoint, Inc. (a)	668	86,205
PTC, Inc. (a)	1,213	82,702
RealPage, Inc. (a)	1,080	67,889
salesforce.com, Inc. (a)	3,717	551,752
ServiceNow, Inc. (a)	1,597	405,398
Splunk, Inc. (a)	396	46,673
SS&C Technologies Holdings, Inc.	770	39,709
Symantec Corp.	10,848	256,338
Synopsys, Inc. (a)	8,854	1,215,212
Teradata Corp. (a)	4,507	139,717
Trade Desk, Inc. Class A (a)	2,560	480,128
Tyler Technologies, Inc. (a)	1,063	279,038
VMware, Inc. Class A	7,245	1,087,185
Workday, Inc. Class A (a)	747	126,960
Zscaler, Inc. (a) (b)	590	27,883
		13,916,618
SPECIALTY RETAIL — 4.7%
Advance Auto Parts, Inc.	8,809	1,457,009
AutoNation, Inc. (a)	1,720	87,204
AutoZone, Inc. (a)	1,533	1,662,722
Best Buy Co., Inc.	28,221	1,946,967
Burlington Stores, Inc. (a)	6,281	1,255,069
CarMax, Inc. (a) (b)	5,936	522,368
Dick's Sporting Goods, Inc. (b)	21,330	870,477
Five Below, Inc. (a)	4,820	607,802
Floor & Decor Holdings, Inc. Class A (a) (b)	1,970	100,766
Foot Locker, Inc.	35,300	1,523,548
Security Description	Shares	Value
Gap, Inc.	14,475	$251,286
Home Depot, Inc.	850	197,217
L Brands, Inc.	5,463	107,020
Lowe's Cos., Inc.	8,910	979,744
O'Reilly Automotive, Inc. (a)	3,460	1,378,845
Penske Automotive Group, Inc. (b)	3,011	142,360
Ross Stores, Inc.	15,066	1,655,000
Tiffany & Co. (b)	1,840	170,439
TJX Cos., Inc.	24,336	1,356,489
Tractor Supply Co.	20,839	1,884,679
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,735	1,186,828
Urban Outfitters, Inc. (a) (b)	2,158	60,618
Williams-Sonoma, Inc. (b)	12,625	858,247
		20,262,704
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Apple, Inc.	1,719	385,004
Dell Technologies, Inc. Class C (a)	21,979	1,139,831
Hewlett Packard Enterprise Co.	57,275	868,862
HP, Inc.	58,513	1,107,066
NCR Corp. (a) (b)	5,973	188,508
NetApp, Inc.	20,008	1,050,620
Western Digital Corp.	2,821	168,245
Xerox Holdings Corp.	28,419	850,012
		5,758,148
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Capri Holdings, Ltd. (a)	644	21,355
Carter's, Inc.	4,472	407,891
Columbia Sportswear Co.	3,640	352,680
Hanesbrands, Inc.	22,794	349,204
Lululemon Athletica, Inc. (a)	6,181	1,190,028
NIKE, Inc. Class B	5,800	544,736
PVH Corp.	2,037	179,724
Ralph Lauren Corp.	3,856	368,132
Skechers U.S.A., Inc. Class A (a)	26,933	1,005,948
Tapestry, Inc.	5,756	149,944
Under Armour, Inc. Class A (a) (b)	15,029	299,678
Under Armour, Inc. Class C (a)	13,681	248,037
VF Corp.	9,096	809,453
		5,926,810
THRIFTS & MORTGAGE FINANCE — 0.4%
LendingTree, Inc. (a) (b)	980	304,221
MGIC Investment Corp.	112,020	1,409,212
New York Community Bancorp, Inc.	13,304	166,965
		1,880,398
TOBACCO — 0.2%
Altria Group, Inc.	5,931	242,578
Philip Morris International, Inc.	5,710	433,560
		676,138

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	4,775	$199,690
Fastenal Co.	39,454	1,288,962
HD Supply Holdings, Inc. (a)	15,707	615,322
MSC Industrial Direct Co., Inc. Class A	3,060	221,942
United Rentals, Inc. (a)	2,712	338,024
Univar, Inc. (a)	9,805	203,552
W.W. Grainger, Inc.	1,572	467,120
Watsco, Inc.	1,827	309,092
WESCO International, Inc. (a)	4,254	203,213
		3,846,917
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	8,188	323,180
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	5,614	697,427
Aqua America, Inc.	8,007	358,954
		1,056,381
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Corp. (a)	23,283	143,656
Telephone & Data Systems, Inc.	28,859	744,562
T-Mobile US, Inc. (a)	2,694	212,207
United States Cellular Corp. (a)	4,531	170,275
		1,270,700
TOTAL COMMON STOCKS (Cost $387,310,514)		430,951,502
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	423,678	$423,721
State Street Navigator Securities Lending Portfolio III (c) (f)	3,170,780	3,170,780
TOTAL SHORT-TERM INVESTMENTS (Cost $3,594,496)		3,594,501
TOTAL INVESTMENTS — 100.7% (Cost $390,905,010)		434,546,003
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,885,253)
NET ASSETS — 100.0%		$431,660,750
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$430,951,502	$—	$—	$430,951,502
Short-Term Investments	3,594,501	—	—	3,594,501
TOTAL INVESTMENTS	$434,546,003	$—	$—	$434,546,003
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	942	$52,809	$—	$1,143	$38	$2,869	922	$54,573	$479
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	2,645,812	2,222,089	(7)	5	423,678	423,721	1,321
State Street Institutional U.S. Government Money Market Fund, Class G Shares	274,047	274,047	2,190,101	2,464,148	—	—	—	—	1,101
State Street Navigator Securities Lending Portfolio III	594,467	594,467	10,510,030	7,933,717	—	—	3,170,780	3,170,780	625
Total		$921,323	$15,345,943	$12,621,097	$31	$2,874		$3,649,074	$3,526
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.2%
Huntington Ingalls Industries, Inc.	5,051	$1,069,751
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	35,541	3,013,166
AIRLINES — 1.4%
Alaska Air Group, Inc.	27,071	1,757,179
Copa Holdings SA Class A	9,658	953,728
Delta Air Lines, Inc.	57,234	3,296,678
		6,007,585
AUTO COMPONENTS — 1.5%
BorgWarner, Inc.	45,943	1,685,189
Gentex Corp.	59,647	1,642,380
Goodyear Tire & Rubber Co.	71,159	1,025,045
Lear Corp.	19,074	2,248,825
		6,601,439
AUTOMOBILES — 1.9%
Ford Motor Co.	328,671	3,010,626
General Motors Co.	64,357	2,412,100
Harley-Davidson, Inc.	48,482	1,743,898
Thor Industries, Inc.	16,198	917,455
		8,084,079
BANKS — 3.4%
Associated Banc-Corp.	18,931	383,353
Bank of Hawaii Corp.	3,606	309,864
Bank OZK	17,831	486,251
BankUnited, Inc.	10,317	346,858
CIT Group, Inc.	5,209	236,020
Citizens Financial Group, Inc.	26,744	945,935
Comerica, Inc.	14,624	965,038
Cullen/Frost Bankers, Inc.	4,007	354,820
East West Bancorp, Inc.	9,416	417,035
First Hawaiian, Inc.	15,473	413,129
First Horizon National Corp.	39,666	642,589
FNB Corp.	55,422	639,016
Huntington Bancshares, Inc.	86,276	1,231,158
KeyCorp	77,110	1,375,642
PacWest Bancorp	27,604	1,003,129
People's United Financial, Inc.	36,587	572,038
Popular, Inc.	6,382	345,139
Regions Financial Corp.	85,879	1,358,606
Synovus Financial Corp.	13,623	487,158
TCF Financial Corp.	11,044	420,445
Umpqua Holdings Corp.	37,938	624,459
Webster Financial Corp.	8,214	384,990
Zions Bancorp NA	13,382	595,767
		14,538,439
BEVERAGES — 0.5%
Molson Coors Brewing Co. Class B	34,999	2,012,443
BUILDING PRODUCTS — 0.6%
AO Smith Corp.	27,991	1,335,451
Fortune Brands Home & Security, Inc.	11,183	611,710
Security Description	Shares	Value
Owens Corning	11,449	$723,577
		2,670,738
CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.	2,604	217,043
BGC Partners, Inc. Class A	88,055	484,303
Eaton Vance Corp.	34,221	1,537,550
Evercore, Inc. Class A	12,543	1,004,694
Franklin Resources, Inc.	75,779	2,186,982
Invesco, Ltd.	94,129	1,594,545
Janus Henderson Group PLC	50,144	1,126,234
Lazard, Ltd. Class A	32,789	1,147,615
Legg Mason, Inc.	5,567	212,604
LPL Financial Holdings, Inc.	4,330	354,627
State Street Corp. (a)	21,121	1,250,152
T Rowe Price Group, Inc.	24,726	2,824,945
Virtu Financial, Inc. Class A (b)	14,424	235,977
		14,177,271
CHEMICALS — 4.7%
Albemarle Corp. (b)	10,618	738,163
Cabot Corp.	17,651	799,943
Celanese Corp.	16,650	2,036,129
CF Industries Holdings, Inc.	30,661	1,508,521
Chemours Co.	49,994	746,910
DuPont de Nemours, Inc.	34,865	2,486,223
Eastman Chemical Co.	32,620	2,408,335
Huntsman Corp.	68,386	1,590,658
LyondellBasell Industries NV Class A	52,332	4,682,144
NewMarket Corp.	472	222,827
Olin Corp.	50,364	942,814
RPM International, Inc.	9,128	628,098
Scotts Miracle-Gro Co.	1,501	152,832
Valvoline, Inc.	42,470	935,614
Westlake Chemical Corp.	3,305	216,544
		20,095,755
COMMERCIAL SERVICES & SUPPLIES — 0.2%
ADT, Inc. (b)	9,916	62,173
IAA, Inc. (c)	14,946	623,697
KAR Auction Services, Inc. (b)	14,946	366,924
		1,052,794
COMMUNICATIONS EQUIPMENT — 0.6%
Juniper Networks, Inc.	97,487	2,412,803
CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	40,968	783,718
CONSUMER FINANCE — 0.5%
Navient Corp.	37,285	477,248
Santander Consumer USA Holdings, Inc.	15,926	406,272
Synchrony Financial	36,232	1,235,149
		2,118,669
CONTAINERS & PACKAGING — 2.8%
Ardagh Group SA	5,660	88,749

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Avery Dennison Corp.	5,801	$658,820
International Paper Co.	81,437	3,405,695
Packaging Corp. of America	28,700	3,045,070
Sealed Air Corp.	8,113	336,771
Silgan Holdings, Inc.	6,511	195,558
Sonoco Products Co.	22,245	1,294,881
Westrock Co.	78,050	2,844,922
		11,870,466
DISTRIBUTORS — 0.7%
Genuine Parts Co.	29,686	2,956,429
DIVERSIFIED CONSUMER SERVICES — 0.3%
H&R Block, Inc.	62,412	1,474,171
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	18,669	343,510
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
CenturyLink, Inc.	334,181	4,170,579
ELECTRIC UTILITIES — 2.9%
Alliant Energy Corp.	13,350	719,965
Avangrid, Inc.	6,634	346,627
Edison International	25,731	1,940,632
Entergy Corp.	17,678	2,074,690
Hawaiian Electric Industries, Inc.	22,549	1,028,460
IDACORP, Inc.	6,282	707,793
OGE Energy Corp.	28,239	1,281,486
Pinnacle West Capital Corp.	14,960	1,452,167
PPL Corp.	96,690	3,044,768
		12,596,588
ELECTRICAL EQUIPMENT — 2.3%
Eaton Corp. PLC	35,593	2,959,558
Emerson Electric Co.	33,452	2,236,601
GrafTech International, Ltd. (b)	18,831	241,037
Hubbell, Inc.	7,086	931,100
nVent Electric PLC	34,457	759,432
Regal Beloit Corp.	4,113	299,632
Rockwell Automation, Inc.	14,236	2,346,093
		9,773,453
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Avnet, Inc.	13,522	601,526
Corning, Inc.	83,961	2,394,568
Jabil, Inc.	14,456	517,091
National Instruments Corp.	17,873	750,487
		4,263,672
ENERGY EQUIPMENT & SERVICES — 1.4%
Baker Hughes a GE Co.	66,465	1,541,988
Halliburton Co.	160,361	3,022,805
Helmerich & Payne, Inc.	32,665	1,308,886
Patterson-UTI Energy, Inc.	31,252	267,205
		6,140,884
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc.	28,391	1,097,028
Security Description	Shares	Value
Viacom, Inc. Class A (b)	927	$24,343
Viacom, Inc. Class B	47,645	1,144,910
		2,266,281
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.3%
Apartment Investment & Management Co. Class A REIT	41,784	2,178,618
Apple Hospitality REIT, Inc.	64,282	1,065,795
Brandywine Realty Trust REIT	34,890	528,583
Brixmor Property Group, Inc. REIT	90,935	1,845,071
Brookfield Property REIT, Inc. Class A	28,948	590,250
CoreSite Realty Corp. REIT	3,901	475,337
Corporate Office Properties Trust REIT	7,603	226,417
CubeSmart REIT	16,352	570,685
Duke Realty Corp. REIT	20,354	691,425
Empire State Realty Trust, Inc. Class A REIT	10,017	142,943
EPR Properties REIT	13,387	1,028,925
Extra Space Storage, Inc. REIT	7,519	878,370
Gaming and Leisure Properties, Inc. REIT	30,870	1,180,469
HCP, Inc. REIT	87,153	3,105,261
Healthcare Trust of America, Inc. Class A REIT	20,233	594,445
Highwoods Properties, Inc. REIT	14,105	633,879
Host Hotels & Resorts, Inc. REIT	225,296	3,895,368
Iron Mountain, Inc. REIT	53,480	1,732,217
Kimco Realty Corp. REIT	37,434	781,622
Lamar Advertising Co. Class A REIT	20,098	1,646,629
Liberty Property Trust REIT	7,558	387,952
Life Storage, Inc. REIT	8,377	883,020
Medical Properties Trust, Inc. REIT	119,927	2,345,772
National Retail Properties, Inc. REIT	12,494	704,662
Omega Healthcare Investors, Inc. REIT	24,858	1,038,816
Outfront Media, Inc. REIT	21,359	593,353
Park Hotels & Resorts, Inc. REIT	61,638	1,539,101
Rayonier, Inc. REIT	17,014	479,795
Retail Properties of America, Inc. Class A REIT	24,381	300,374
Service Properties Trust REIT	43,367	1,118,435
SL Green Realty Corp. REIT	4,708	384,879
Spirit Realty Capital, Inc. REIT	10,217	488,986
Taubman Centers, Inc. REIT	7,310	298,467
VICI Properties, Inc. REIT	61,971	1,403,643
Weingarten Realty Investors REIT	37,227	1,084,422
Weyerhaeuser Co. REIT	78,947	2,186,832
WP Carey, Inc. REIT	8,807	788,226
		39,819,044
FOOD & STAPLES RETAILING — 1.4%
Kroger Co.	66,140	1,705,089
Walgreens Boots Alliance, Inc.	77,942	4,310,972
		6,016,061
FOOD PRODUCTS — 1.6%
Conagra Brands, Inc.	52,382	1,607,080

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Flowers Foods, Inc.	31,604	$731,000
Ingredion, Inc.	20,463	1,672,645
J.M. Smucker Co.	7,247	797,315
Kellogg Co.	28,639	1,842,920
		6,650,960
GAS UTILITIES — 0.5%
National Fuel Gas Co.	19,058	894,201
UGI Corp.	21,978	1,104,834
		1,999,035
HEALTH CARE PROVIDERS & SERVICES — 2.0%
AmerisourceBergen Corp.	14,611	1,202,924
Cardinal Health, Inc.	91,506	4,318,168
Encompass Health Corp.	18,968	1,200,295
Quest Diagnostics, Inc.	17,266	1,847,980
		8,569,367
HOTELS, RESTAURANTS & LEISURE — 2.5%
Carnival Corp.	59,389	2,595,893
Darden Restaurants, Inc.	15,595	1,843,641
Extended Stay America, Inc.	53,487	783,050
International Game Technology PLC (b)	12,503	177,668
Las Vegas Sands Corp.	25,720	1,485,587
Six Flags Entertainment Corp.	24,356	1,237,041
Vail Resorts, Inc.	4,485	1,020,607
Wendy's Co.	18,931	378,241
Wyndham Destinations, Inc.	28,305	1,302,596
		10,824,324
HOUSEHOLD DURABLES — 2.0%
Garmin, Ltd.	17,948	1,520,016
Leggett & Platt, Inc.	40,150	1,643,741
Newell Brands, Inc.	59,081	1,105,996
PulteGroup, Inc.	19,841	725,189
Toll Brothers, Inc.	9,015	370,066
Whirlpool Corp.	18,995	3,008,048
		8,373,056
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	3,826	166,737
Spectrum Brands Holdings, Inc.	11,303	595,932
		762,669
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	157,243	2,569,351
INSURANCE — 2.2%
American Financial Group, Inc.	9,015	972,268
American National Insurance Co.	738	91,313
Assured Guaranty, Ltd.	6,887	306,196
CNA Financial Corp.	1,723	84,858
Fidelity National Financial, Inc.	56,507	2,509,476
First American Financial Corp.	32,038	1,890,562
Hanover Insurance Group, Inc.	3,185	431,695
Mercury General Corp.	1,934	108,072
Security Description	Shares	Value
Old Republic International Corp.	35,826	$844,419
Principal Financial Group, Inc.	23,316	1,332,276
Unum Group	24,145	717,589
		9,288,724
IT SERVICES — 1.4%
Alliance Data Systems Corp.	3,205	410,657
Amdocs, Ltd.	19,789	1,308,251
Sabre Corp.	46,943	1,051,288
Western Union Co.	132,015	3,058,787
		5,828,983
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	7,693	400,959
Polaris, Inc.	8,115	714,201
		1,115,160
MACHINERY — 4.8%
Allison Transmission Holdings, Inc.	11,822	556,225
Crane Co.	5,871	473,379
Cummins, Inc.	29,087	4,731,582
Donaldson Co., Inc.	7,595	395,548
Dover Corp.	10,945	1,089,684
Lincoln Electric Holdings, Inc.	13,797	1,197,028
Oshkosh Corp.	8,436	639,449
PACCAR, Inc.	78,303	5,481,993
Parker-Hannifin Corp.	8,691	1,569,682
Pentair PLC	45,538	1,721,336
Snap-on, Inc.	10,010	1,566,965
Timken Co.	12,265	533,650
Trinity Industries, Inc.	27,256	536,398
		20,492,919
MEDIA — 1.2%
Interpublic Group of Cos., Inc.	74,496	1,606,134
John Wiley & Sons, Inc. Class A	13,624	598,639
Nexstar Media Group, Inc. Class A	3,397	347,547
Omnicom Group, Inc.	29,939	2,344,224
Sinclair Broadcast Group, Inc. Class A	3,406	145,572
		5,042,116
METALS & MINING — 2.2%
Freeport-McMoRan, Inc.	95,730	916,136
Nucor Corp.	82,270	4,188,366
Reliance Steel & Aluminum Co.	17,692	1,763,185
Southern Copper Corp.	5,110	174,404
Steel Dynamics, Inc.	65,097	1,939,891
United States Steel Corp. (b)	25,142	290,390
		9,272,372
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
AGNC Investment Corp. REIT	27,346	439,997
Chimera Investment Corp. REIT	43,228	845,540
MFA Financial, Inc. REIT	95,604	703,645
New Residential Investment Corp. REIT	63,632	997,750
Two Harbors Investment Corp. REIT	20,060	263,388

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT	25,342	$613,783
		3,864,103
MULTI-UTILITIES — 1.8%
Ameren Corp.	15,600	1,248,780
CenterPoint Energy, Inc.	88,608	2,674,189
CMS Energy Corp.	16,827	1,076,087
DTE Energy Co.	12,506	1,662,798
MDU Resources Group, Inc.	36,006	1,015,009
		7,676,863
MULTILINE RETAIL — 2.2%
Kohl's Corp.	49,902	2,478,133
Macy's, Inc.	94,687	1,471,436
Nordstrom, Inc. (b)	33,114	1,114,948
Target Corp.	39,138	4,184,244
		9,248,761
OIL, GAS & CONSUMABLE FUELS — 9.3%
Antero Midstream Corp. (b)	25,242	186,791
Apache Corp.	115,276	2,951,066
Cimarex Energy Co.	10,718	513,821
Devon Energy Corp.	36,940	888,776
Equitrans Midstream Corp. (b)	21,035	306,059
HollyFrontier Corp.	48,460	2,599,394
Marathon Oil Corp.	85,763	1,052,312
Murphy Oil Corp. (b)	50,738	1,121,817
Noble Energy, Inc.	30,751	690,667
Occidental Petroleum Corp.	153,042	6,805,778
ONEOK, Inc.	22,223	1,637,613
PBF Energy, Inc. Class A	36,506	992,598
Phillips 66	84,262	8,628,429
Targa Resources Corp.	36,076	1,449,173
Valero Energy Corp.	114,407	9,752,053
		39,576,347
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	19,280	690,417
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	23,841	250,569
Nu Skin Enterprises, Inc. Class A	17,027	724,158
		974,727
PHARMACEUTICALS — 0.2%
Perrigo Co. PLC	15,427	862,215
PROFESSIONAL SERVICES — 0.9%
ManpowerGroup, Inc.	18,376	1,547,994
Nielsen Holdings PLC	19,353	411,251
Robert Half International, Inc.	31,842	1,772,326
		3,731,571
ROAD & RAIL — 0.2%
Ryder System, Inc.	15,993	827,958
Schneider National, Inc. Class B	11,018	239,311
		1,067,269
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Applied Materials, Inc.	106,040	$5,291,396
Cypress Semiconductor Corp.	94,546	2,206,703
KLA Corp.	39,654	6,322,830
Lam Research Corp.	35,106	8,113,348
Maxim Integrated Products, Inc.	52,503	3,040,449
MKS Instruments, Inc.	6,010	554,603
Skyworks Solutions, Inc.	52,913	4,193,355
		29,722,684
SOFTWARE — 0.1%
LogMeIn, Inc.	9,036	641,195
SPECIALTY RETAIL — 2.8%
Best Buy Co., Inc.	56,502	3,898,073
Dick's Sporting Goods, Inc.	21,144	862,887
Foot Locker, Inc.	34,197	1,475,942
Gap, Inc.	66,421	1,153,069
L Brands, Inc.	69,819	1,367,754
Penske Automotive Group, Inc. (b)	10,680	504,950
Tiffany & Co. (b)	13,775	1,275,978
Williams-Sonoma, Inc. (b)	23,955	1,628,461
		12,167,114
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.6%
Hewlett Packard Enterprise Co.	284,343	4,313,484
HP, Inc.	473,027	8,949,671
NetApp, Inc.	75,867	3,983,776
Western Digital Corp.	89,980	5,366,407
Xerox Holdings Corp.	47,954	1,434,304
		24,047,642
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Carter's, Inc.	13,240	1,207,620
Hanesbrands, Inc.	110,164	1,687,713
Ralph Lauren Corp.	14,172	1,353,001
Tapestry, Inc.	89,096	2,320,951
		6,569,285
THRIFTS & MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc. (b)	63,467	796,511
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	47,450	1,550,191
MSC Industrial Direct Co., Inc. Class A	13,363	969,218
W.W. Grainger, Inc.	4,457	1,324,398
Watsco, Inc.	9,822	1,661,686
		5,505,493
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	22,461	886,536

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	27,740	$715,692
TOTAL COMMON STOCKS (Cost $412,831,981)		425,863,249
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	734,532	734,605
State Street Navigator Securities Lending Portfolio III (a) (f)	4,510,572	4,510,572
TOTAL SHORT-TERM INVESTMENTS (Cost $5,245,170)		5,245,177
TOTAL INVESTMENTS — 100.9% (Cost $418,077,151)		431,108,426
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(3,690,503)
NET ASSETS — 100.0%		$427,417,923

(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$425,863,249	$—	$—	$425,863,249
Short-Term Investments	5,245,177	—	—	5,245,177
TOTAL INVESTMENTS	$431,108,426	$—	$—	$431,108,426
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	21,200	$1,188,472	$14,742	$20,201	$1,021	$66,118	21,121	$1,250,152	$10,983
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	6,086,339	5,351,725	(16)	7	734,532	734,605	985
State Street Institutional U.S. Government Money Market Fund, Class G Shares	436,619	436,619	1,233,225	1,669,844	—	—	—	—	1,009
State Street Navigator Securities Lending Portfolio III	1,432,183	1,432,183	12,641,713	9,563,324	—	—	4,510,572	4,510,572	1,251
Total		$3,057,274	$19,976,019	$16,605,094	$1,005	$66,125		$6,495,329	$14,228
See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
AAR Corp.	3	$124
Aerojet Rocketdyne Holdings, Inc. (a) (b)	219	11,062
AeroVironment, Inc. (a)	2	107
Arconic, Inc.	1,104	28,704
Axon Enterprise, Inc. (a) (b)	39	2,214
Boeing Co.	765	291,060
Cubic Corp.	14	986
Curtiss-Wright Corp.	20	2,587
General Dynamics Corp.	156	28,506
Huntington Ingalls Industries, Inc.	36	7,624
L3Harris Technologies, Inc.	570	118,925
Lockheed Martin Corp.	593	231,306
Mercury Systems, Inc. (a)	212	17,208
Moog, Inc. Class A	96	7,787
Northrop Grumman Corp.	315	118,059
Raytheon Co.	186	36,491
Teledyne Technologies, Inc. (a)	108	34,775
Textron, Inc.	22	1,077
TransDigm Group, Inc.	163	84,869
United Technologies Corp.	696	95,018
		1,118,489
AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	7	177
C.H. Robinson Worldwide, Inc.	85	7,206
Echo Global Logistics, Inc. (a)	13	294
Expeditors International of Washington, Inc.	213	15,824
FedEx Corp.	23	3,348
Forward Air Corp.	19	1,211
Hub Group, Inc. Class A (a)	22	1,023
United Parcel Service, Inc. Class B	465	55,716
		84,799
AIRLINES — 0.3%
Alaska Air Group, Inc.	177	11,489
Allegiant Travel Co.	33	4,939
American Airlines Group, Inc.	41	1,106
Delta Air Lines, Inc.	939	54,086
Hawaiian Holdings, Inc.	38	998
JetBlue Airways Corp. (a)	373	6,248
SkyWest, Inc.	45	2,583
Southwest Airlines Co.	233	12,584
United Airlines Holdings, Inc. (a)	442	39,077
		133,110
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	9	74
Aptiv PLC	74	6,469
BorgWarner, Inc.	138	5,062
Cooper Tire & Rubber Co.	146	3,814
Cooper-Standard Holdings, Inc. (a)	2	82
Dana, Inc.	47	679
Delphi Technologies PLC	8	107
Security Description	Shares	Value
Dorman Products, Inc. (a)	75	$5,965
Fox Factory Holding Corp. (a)	141	8,776
Garrett Motion, Inc. (a) (b)	118	1,175
Gentex Corp.	463	12,749
Gentherm, Inc. (a)	22	904
LCI Industries (b)	37	3,398
Standard Motor Products, Inc.	13	631
		49,885
AUTOMOBILES — 0.3%
Ford Motor Co.	6,349	58,157
General Motors Co.	2,038	76,384
Harley-Davidson, Inc. (b)	30	1,079
Thor Industries, Inc.	30	1,699
Winnebago Industries, Inc. (b)	8	307
		137,626
BANKS — 2.5%
Ameris Bancorp	19	765
Associated Banc-Corp.	47	952
Banc of California, Inc.	62	877
BancorpSouth Bank	74	2,191
Bank of America Corp.	7,195	209,878
Bank of Hawaii Corp.	56	4,812
Bank OZK	11	300
Banner Corp.	26	1,460
BB&T Corp.	803	42,856
Brookline Bancorp, Inc.	38	560
Cathay General Bancorp	35	1,216
Citigroup, Inc.	2,371	163,789
Citizens Financial Group, Inc.	306	10,823
City Holding Co.	25	1,906
Columbia Banking System, Inc.	21	775
Comerica, Inc.	15	990
Commerce Bancshares, Inc. (b)	83	5,034
Community Bank System, Inc.	82	5,059
Cullen/Frost Bankers, Inc. (b)	30	2,656
CVB Financial Corp.	103	2,150
East West Bancorp, Inc.	41	1,816
Fifth Third Bancorp	624	17,085
First BanCorp	658	6,567
First Commonwealth Financial Corp.	27	359
First Financial Bancorp	27	661
First Financial Bankshares, Inc.	272	9,066
First Horizon National Corp.	30	486
First Midwest Bancorp, Inc.	91	1,773
First Republic Bank	173	16,729
FNB Corp.	93	1,072
Fulton Financial Corp.	112	1,812
Glacier Bancorp, Inc.	73	2,954
Great Western Bancorp, Inc.	6	198
Hancock Whitney Corp.	24	919
Heritage Financial Corp.	16	431
Huntington Bancshares, Inc.	698	9,960
Independent Bank Corp. (Massachusetts)	16	1,194
International Bancshares Corp.	57	2,201
JPMorgan Chase & Co.	3,356	394,968

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
KeyCorp	480	$8,563
LegacyTexas Financial Group, Inc.	21	914
M&T Bank Corp.	143	22,590
NBT Bancorp, Inc.	29	1,061
OFG Bancorp	161	3,526
Old National Bancorp	128	2,202
PacWest Bancorp	34	1,236
People's United Financial, Inc.	201	3,143
Pinnacle Financial Partners, Inc.	11	624
PNC Financial Services Group, Inc.	387	54,242
Prosperity Bancshares, Inc. (b)	69	4,873
Regions Financial Corp.	290	4,588
S&T Bancorp, Inc.	34	1,242
Seacoast Banking Corp. of Florida (a)	34	860
ServisFirst Bancshares, Inc. (b)	31	1,028
Signature Bank	121	14,426
Simmons First National Corp. Class A	26	647
Sterling Bancorp	104	2,086
SunTrust Banks, Inc.	296	20,365
SVB Financial Group (a)	5	1,045
Synovus Financial Corp.	15	536
TCF Financial Corp.	30	1,142
Texas Capital Bancshares, Inc. (a)	27	1,476
Tompkins Financial Corp.	18	1,460
Trustmark Corp.	91	3,104
UMB Financial Corp.	25	1,614
Umpqua Holdings Corp.	21	346
United Bankshares, Inc.	163	6,173
United Community Banks, Inc.	45	1,276
US Bancorp	1,779	98,450
Valley National Bancorp	158	1,717
Webster Financial Corp.	26	1,219
Wells Fargo & Co.	1,928	97,248
Westamerica Bancorporation	58	3,606
Wintrust Financial Corp.	6	388
Zions Bancorp NA	122	5,431
		1,303,747
BEVERAGES — 2.0%
Boston Beer Co., Inc. Class A (a) (b)	29	10,558
Brown-Forman Corp. Class B	238	14,942
Coca-Cola Co.	8,416	458,167
Coca-Cola Consolidated, Inc.	17	5,166
Constellation Brands, Inc. Class A	112	23,215
MGP Ingredients, Inc.	1	50
Molson Coors Brewing Co. Class B	54	3,105
Monster Beverage Corp. (a)	634	36,810
PepsiCo, Inc.	3,607	494,520
		1,046,533
BIOTECHNOLOGY — 0.9%
AbbVie, Inc.	416	31,499
Acorda Therapeutics, Inc. (a) (b)	9	26
Alexion Pharmaceuticals, Inc. (a)	235	23,016
Amgen, Inc.	515	99,658
Arrowhead Pharmaceuticals, Inc. (a) (b)	352	9,919
Biogen, Inc. (a)	18	4,191
Security Description	Shares	Value
Celgene Corp. (a)	874	$86,788
Cytokinetics, Inc. (a)	252	2,868
Emergent BioSolutions, Inc. (a)	38	1,987
Enanta Pharmaceuticals, Inc. (a)	16	961
Exelixis, Inc. (a)	374	6,614
Gilead Sciences, Inc.	852	54,000
Incyte Corp. (a)	560	41,569
Ligand Pharmaceuticals, Inc. (a) (b)	6	597
Medicines Co. (a) (b)	58	2,900
Momenta Pharmaceuticals, Inc. (a)	27	350
Myriad Genetics, Inc. (a)	7	200
Regeneron Pharmaceuticals, Inc. (a)	22	6,103
REGENXBIO, Inc. (a)	3	107
Repligen Corp. (a)	171	13,114
Spectrum Pharmaceuticals, Inc. (a)	10	83
United Therapeutics Corp. (a)	4	319
Vanda Pharmaceuticals, Inc. (a)	5	66
Vertex Pharmaceuticals, Inc. (a)	366	62,008
		448,943
BUILDING PRODUCTS — 0.4%
AAON, Inc. (b)	142	6,524
Allegion PLC	331	34,308
American Woodmark Corp. (a)	6	533
AO Smith Corp.	47	2,242
Apogee Enterprises, Inc.	45	1,755
Fortune Brands Home & Security, Inc.	147	8,041
Gibraltar Industries, Inc. (a)	49	2,251
Griffon Corp.	70	1,468
Johnson Controls International PLC	1,896	83,215
Lennox International, Inc.	111	26,970
Masco Corp.	295	12,296
Patrick Industries, Inc. (a)	2	86
PGT Innovations, Inc. (a)	16	276
Quanex Building Products Corp.	22	398
Resideo Technologies, Inc. (a)	35	502
Simpson Manufacturing Co., Inc.	27	1,873
Trex Co., Inc. (a) (b)	39	3,546
Universal Forest Products, Inc.	101	4,028
		190,312
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	8	667
Ameriprise Financial, Inc.	166	24,419
Bank of New York Mellon Corp.	252	11,393
BlackRock, Inc.	102	45,455
Blucora, Inc. (a)	23	498
Cboe Global Markets, Inc.	202	23,212
Charles Schwab Corp.	340	14,222
CME Group, Inc.	1,058	223,598
E*TRADE Financial Corp.	23	1,005
Eaton Vance Corp.	11	494
Evercore, Inc. Class A	19	1,522
FactSet Research Systems, Inc. (b)	142	34,502
Federated Investors, Inc. Class B	357	11,570
Franklin Resources, Inc. (b)	421	12,150
Goldman Sachs Group, Inc.	154	31,913

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Interactive Brokers Group, Inc. Class A	7	$376
Intercontinental Exchange, Inc.	1,451	133,884
Invesco, Ltd.	53	898
Janus Henderson Group PLC	16	359
Legg Mason, Inc.	223	8,516
MarketAxess Holdings, Inc.	140	45,850
Moody's Corp.	393	80,498
Morgan Stanley	609	25,986
MSCI, Inc.	315	68,591
Nasdaq, Inc.	210	20,863
Northern Trust Corp.	62	5,786
Piper Jaffray Cos.	15	1,132
Raymond James Financial, Inc.	60	4,948
S&P Global, Inc.	586	143,558
SEI Investments Co.	85	5,037
State Street Corp. (c)	35	2,072
Stifel Financial Corp.	128	7,345
T Rowe Price Group, Inc.	158	18,052
Virtus Investment Partners, Inc.	1	111
Waddell & Reed Financial, Inc. Class A (b)	35	601
WisdomTree Investments, Inc.	18	94
		1,011,177
CHEMICALS — 2.0%
AdvanSix, Inc. (a)	7	180
Air Products & Chemicals, Inc.	818	181,481
Albemarle Corp. (b)	21	1,460
American Vanguard Corp.	17	267
Ashland Global Holdings, Inc.	66	5,085
Balchem Corp.	40	3,968
Cabot Corp.	6	272
Celanese Corp.	89	10,884
CF Industries Holdings, Inc.	400	19,680
Chemours Co.	16	239
Corteva, Inc.	928	25,984
Dow, Inc.	928	44,219
DuPont de Nemours, Inc.	214	15,260
Eastman Chemical Co.	14	1,034
Ecolab, Inc.	932	184,573
FMC Corp.	241	21,131
HB Fuller Co.	39	1,816
Ingevity Corp. (a)	60	5,090
Innophos Holdings, Inc.	2	65
Innospec, Inc.	59	5,259
International Flavors & Fragrances, Inc. (b)	222	27,237
Koppers Holdings, Inc. (a)	2	58
Kraton Corp. (a)	3	97
Linde PLC	1,604	310,727
LyondellBasell Industries NV Class A	76	6,800
Minerals Technologies, Inc.	10	531
Mosaic Co.	101	2,070
NewMarket Corp.	9	4,249
Olin Corp. (b)	16	300
PolyOne Corp.	7	229
PPG Industries, Inc.	428	50,722
Quaker Chemical Corp.	32	5,060
Security Description	Shares	Value
Rayonier Advanced Materials, Inc.	5	$22
RPM International, Inc.	112	7,707
Scotts Miracle-Gro Co.	124	12,626
Sensient Technologies Corp.	53	3,638
Sherwin-Williams Co.	116	63,785
Stepan Co.	33	3,203
Tredegar Corp.	34	664
Valvoline, Inc.	62	1,366
		1,029,038
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc.	168	6,102
Brady Corp. Class A	173	9,178
Brink's Co.	38	3,152
Cintas Corp.	215	57,641
Clean Harbors, Inc. (a)	150	11,580
Copart, Inc. (a)	673	54,062
Deluxe Corp.	5	246
Healthcare Services Group, Inc. (b)	30	729
Herman Miller, Inc.	152	7,006
HNI Corp.	12	426
Interface, Inc.	6	87
Matthews International Corp. Class A	43	1,522
Mobile Mini, Inc.	4	147
MSA Safety, Inc.	57	6,219
Republic Services, Inc.	596	51,584
Rollins, Inc. (b)	155	5,281
Tetra Tech, Inc.	183	15,877
UniFirst Corp.	19	3,707
US Ecology, Inc.	27	1,726
Viad Corp.	45	3,022
Waste Management, Inc.	1,308	150,420
		389,714
COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN, Inc.	9	102
Arista Networks, Inc. (a)	66	15,769
CalAmp Corp. (a)	3	35
Ciena Corp. (a)	514	20,164
Cisco Systems, Inc.	14,989	740,607
Comtech Telecommunications Corp.	2	65
F5 Networks, Inc. (a)	17	2,387
InterDigital, Inc.	9	472
Juniper Networks, Inc.	495	12,251
Lumentum Holdings, Inc. (a) (b)	95	5,088
Motorola Solutions, Inc.	613	104,461
NETGEAR, Inc. (a)	33	1,063
NetScout Systems, Inc. (a)	92	2,122
Plantronics, Inc.	3	112
ViaSat, Inc. (a)	137	10,319
Viavi Solutions, Inc. (a)	764	10,700
		925,717
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	345	12,958
Aegion Corp. (a)	9	192

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Arcosa, Inc.	179	$6,124
Comfort Systems USA, Inc.	25	1,106
Dycom Industries, Inc. (a)	3	153
EMCOR Group, Inc.	134	11,540
Fluor Corp.	14	268
Granite Construction, Inc.	14	450
Jacobs Engineering Group, Inc.	401	36,692
MasTec, Inc. (a)	98	6,363
MYR Group, Inc. (a)	1	31
Quanta Services, Inc.	306	11,567
Valmont Industries, Inc.	19	2,630
		90,074
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6	540
Martin Marietta Materials, Inc.	161	44,130
Vulcan Materials Co.	390	58,984
		103,654
CONSUMER FINANCE — 0.8%
American Express Co.	2,023	239,280
Capital One Financial Corp.	403	36,665
Discover Financial Services	710	57,574
Enova International, Inc. (a)	3	62
FirstCash, Inc.	127	11,642
Green Dot Corp. Class A (a)	5	126
Navient Corp.	426	5,453
PRA Group, Inc. (a) (b)	25	845
SLM Corp.	207	1,827
Synchrony Financial	1,806	61,567
World Acceptance Corp. (a)	24	3,060
		418,101
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	2,011	19,607
AptarGroup, Inc.	187	22,150
Avery Dennison Corp.	105	11,925
Ball Corp.	1,228	89,411
Greif, Inc. Class A	18	682
International Paper Co.	114	4,767
Myers Industries, Inc.	40	706
Owens-Illinois, Inc.	170	1,746
Packaging Corp. of America	45	4,775
Sealed Air Corp.	163	6,766
Silgan Holdings, Inc.	203	6,097
Sonoco Products Co.	273	15,891
Westrock Co.	24	875
		185,398
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	135	4,335
Genuine Parts Co.	292	29,080
LKQ Corp. (a)	88	2,768
Pool Corp.	118	23,801
		59,984
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	16	609
Security Description	Shares	Value
Career Education Corp. (a)	100	$1,589
Graham Holdings Co. Class B	13	8,625
H&R Block, Inc. (b)	562	13,274
Regis Corp. (a)	25	506
Service Corp. International	504	24,096
Sotheby's (a)	66	3,761
Strategic Education, Inc.	82	11,142
WW International, Inc. (a)	3	114
		63,716
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	3,555	739,511
Jefferies Financial Group, Inc.	138	2,539
		742,050
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	14,607	552,729
ATN International, Inc.	15	875
CenturyLink, Inc.	89	1,111
Cincinnati Bell, Inc. (a) (b)	25	127
Cogent Communications Holdings, Inc.	107	5,896
Iridium Communications, Inc. (a) (b)	351	7,469
Verizon Communications, Inc.	9,854	594,787
Vonage Holdings Corp. (a)	109	1,232
		1,164,226
ELECTRIC UTILITIES — 3.0%
ALLETE, Inc.	82	7,168
Alliant Energy Corp.	608	32,789
American Electric Power Co., Inc.	1,552	145,407
Duke Energy Corp.	1,741	166,892
Edison International	506	38,163
El Paso Electric Co.	89	5,970
Entergy Corp.	702	82,387
Evergy, Inc.	489	32,548
Eversource Energy	1,071	91,538
Exelon Corp.	2,499	120,727
FirstEnergy Corp.	1,597	77,023
Hawaiian Electric Industries, Inc.	297	13,546
IDACORP, Inc.	106	11,943
NextEra Energy, Inc.	1,446	336,904
OGE Energy Corp.	553	25,095
Pinnacle West Capital Corp.	289	28,053
PNM Resources, Inc.	281	14,634
PPL Corp.	1,720	54,163
Southern Co.	2,667	164,741
Xcel Energy, Inc.	1,717	111,416
		1,561,107
ELECTRICAL EQUIPMENT — 0.3%
Acuity Brands, Inc.	45	6,066
AMETEK, Inc.	577	52,980
Eaton Corp. PLC	605	50,306
Emerson Electric Co.	410	27,413
Encore Wire Corp.	30	1,688
EnerSys	12	791
Hubbell, Inc.	109	14,323

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
nVent Electric PLC	106	$2,336
Regal Beloit Corp.	37	2,695
Rockwell Automation, Inc.	79	13,019
Vicor Corp. (a)	2	59
		171,676
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	370	35,705
Arrow Electronics, Inc. (a)	57	4,251
Avnet, Inc.	148	6,584
Badger Meter, Inc.	69	3,705
Belden, Inc.	3	160
Cognex Corp.	114	5,601
Coherent, Inc. (a)	10	1,537
Corning, Inc.	972	27,721
CTS Corp.	9	291
Daktronics, Inc.	30	222
ePlus, Inc. (a)	1	76
Fabrinet (a)	119	6,224
FARO Technologies, Inc. (a)	5	242
FLIR Systems, Inc.	64	3,366
II-VI, Inc. (a) (b)	129	4,537
Insight Enterprises, Inc. (a)	110	6,126
IPG Photonics Corp. (a)	24	3,254
Itron, Inc. (a)	49	3,624
Jabil, Inc.	331	11,840
KEMET Corp.	7	127
Keysight Technologies, Inc. (a)	679	66,033
Knowles Corp. (a)	130	2,644
Littelfuse, Inc.	13	2,305
MTS Systems Corp.	13	718
National Instruments Corp.	96	4,031
OSI Systems, Inc. (a)	56	5,687
Plexus Corp. (a)	32	2,000
Rogers Corp. (a)	67	9,160
Sanmina Corp. (a)	86	2,761
ScanSource, Inc. (a)	7	214
SYNNEX Corp.	51	5,758
TE Connectivity, Ltd.	482	44,913
Tech Data Corp. (a)	108	11,258
Trimble, Inc. (a)	791	30,699
TTM Technologies, Inc. (a)	9	110
Vishay Intertechnology, Inc.	13	220
Zebra Technologies Corp. Class A (a)	201	41,480
		355,184
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Apergy Corp. (a)	22	595
Baker Hughes a GE Co.	48	1,114
Core Laboratories NV (b)	5	233
Diamond Offshore Drilling, Inc. (a) (b)	6	33
DMC Global, Inc. (b)	43	1,891
Dril-Quip, Inc. (a)	24	1,204
Era Group, Inc. (a)	13	137
Exterran Corp. (a)	73	953
Security Description	Shares	Value
Geospace Technologies Corp. (a)	11	$169
Gulf Island Fabrication, Inc. (a)	10	53
Halliburton Co.	82	1,546
Helix Energy Solutions Group, Inc. (a)	145	1,169
Helmerich & Payne, Inc.	31	1,242
KLX Energy Services Holdings, Inc. (a)	29	251
Matrix Service Co. (a)	13	223
National Oilwell Varco, Inc.	37	784
Newpark Resources, Inc. (a)	9	69
Noble Corp. PLC (a)	24	30
Oceaneering International, Inc. (a)	9	122
Oil States International, Inc. (a)	6	80
ProPetro Holding Corp. (a)	202	1,836
Schlumberger, Ltd.	130	4,442
SEACOR Holdings, Inc. (a)	13	612
TechnipFMC PLC	40	966
TETRA Technologies, Inc. (a)	130	261
Transocean, Ltd. (a) (b)	48	215
Valaris PLC (b)	18	87
		20,317
ENTERTAINMENT — 2.0%
Activision Blizzard, Inc.	71	3,757
Cinemark Holdings, Inc. (b)	130	5,023
Electronic Arts, Inc. (a)	85	8,315
Live Nation Entertainment, Inc. (a)	508	33,701
Marcus Corp.	10	370
Netflix, Inc. (a)	875	234,168
Take-Two Interactive Software, Inc. (a)	139	17,422
Viacom, Inc. Class B	573	13,769
Walt Disney Co.	5,329	694,475
World Wrestling Entertainment, Inc. Class A (b)	29	2,064
		1,013,064
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.6%
Acadia Realty Trust REIT	121	3,458
Agree Realty Corp. REIT (b)	127	9,290
Alexander & Baldwin, Inc.	58	1,422
Alexandria Real Estate Equities, Inc. REIT	269	41,437
American Assets Trust, Inc. REIT	133	6,216
American Campus Communities, Inc. REIT	353	16,972
American Tower Corp. REIT	1,643	363,317
Apartment Investment & Management Co. Class A REIT	411	21,430
Armada Hoffler Properties, Inc. REIT	169	3,057
AvalonBay Communities, Inc. REIT	359	77,303
Boston Properties, Inc. REIT	233	30,211
Brixmor Property Group, Inc. REIT	483	9,800
Camden Property Trust REIT	254	28,197
CareTrust REIT, Inc.	291	6,840
Cedar Realty Trust, Inc. REIT	309	927
Community Healthcare Trust, Inc. REIT	77	3,430
CoreCivic, Inc. REIT	57	985
CoreSite Realty Corp. REIT	54	6,580
Corporate Office Properties Trust REIT	94	2,799

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Cousins Properties, Inc. REIT	152	$5,714
Crown Castle International Corp. REIT	1,149	159,722
CyrusOne, Inc. REIT	112	8,859
DiamondRock Hospitality Co. REIT	173	1,773
Digital Realty Trust, Inc. REIT	258	33,491
Douglas Emmett, Inc. REIT	249	10,665
Duke Realty Corp. REIT	780	26,497
Easterly Government Properties, Inc. REIT	103	2,194
EastGroup Properties, Inc. REIT	114	14,252
EPR Properties REIT	194	14,911
Equinix, Inc. REIT	216	124,589
Equity Residential REIT	898	77,461
Essex Property Trust, Inc. REIT	192	62,717
Extra Space Storage, Inc. REIT	323	37,733
Federal Realty Investment Trust REIT	121	16,473
First Industrial Realty Trust, Inc. REIT	313	12,382
Four Corners Property Trust, Inc. REIT	163	4,610
GEO Group, Inc. REIT	57	988
Getty Realty Corp. REIT	75	2,405
Global Net Lease, Inc. REIT	135	2,633
HCP, Inc. REIT	1,594	56,794
Healthcare Realty Trust, Inc. REIT	295	9,882
Highwoods Properties, Inc. REIT	49	2,202
Host Hotels & Resorts, Inc. REIT	494	8,541
Independence Realty Trust, Inc. REIT	262	3,749
Innovative Industrial Properties, Inc. REIT (b)	35	3,233
Iron Mountain, Inc. REIT (b)	191	6,186
JBG SMITH Properties REIT	235	9,214
Kilroy Realty Corp. REIT	133	10,359
Kimco Realty Corp. REIT	1,086	22,676
Kite Realty Group Trust REIT	72	1,163
Lamar Advertising Co. Class A REIT	204	16,714
Lexington Realty Trust REIT	551	5,648
Liberty Property Trust REIT	403	20,686
Life Storage, Inc. REIT	58	6,114
LTC Properties, Inc. REIT	117	5,993
Macerich Co. REIT (b)	50	1,580
Mack-Cali Realty Corp. REIT	314	6,801
Medical Properties Trust, Inc. REIT	1,452	28,401
Mid-America Apartment Communities, Inc. REIT	316	41,083
National Retail Properties, Inc. REIT	481	27,128
National Storage Affiliates Trust REIT	102	3,404
Office Properties Income Trust REIT	2	61
Omega Healthcare Investors, Inc. REIT	737	30,799
Pennsylvania Real Estate Investment Trust (b)	11	63
PotlatchDeltic Corp. REIT	22	904
Prologis, Inc. REIT	1,864	158,850
PS Business Parks, Inc. REIT	65	11,827
Public Storage REIT	358	87,807
Rayonier, Inc. REIT	61	1,720
Realty Income Corp. REIT	1,050	80,514
Regency Centers Corp. REIT	334	23,210
Retail Opportunity Investments Corp. REIT	76	1,385
Security Description	Shares	Value
RPT Realty REIT	41	$556
Sabra Health Care REIT, Inc.	188	4,316
Saul Centers, Inc. REIT	26	1,417
SBA Communications Corp. REIT	421	101,524
Senior Housing Properties Trust REIT	23	213
Service Properties Trust REIT	110	2,837
Simon Property Group, Inc. REIT	206	32,064
SL Green Realty Corp. REIT	24	1,962
Summit Hotel Properties, Inc. REIT (b)	73	847
Taubman Centers, Inc. REIT	6	245
UDR, Inc. REIT	725	35,148
Uniti Group, Inc. REIT (b)	17	132
Universal Health Realty Income Trust REIT	29	2,981
Urban Edge Properties REIT	73	1,445
Urstadt Biddle Properties, Inc. Class A REIT	75	1,778
Ventas, Inc. REIT	1,162	84,861
Vornado Realty Trust REIT	116	7,386
Washington Prime Group, Inc. REIT (b)	30	124
Washington Real Estate Investment Trust	101	2,763
Weingarten Realty Investors REIT	148	4,311
Welltower, Inc. REIT	1,428	129,448
Weyerhaeuser Co. REIT	213	5,900
Xenia Hotels & Resorts, Inc. REIT	75	1,584
		2,372,273
FOOD & STAPLES RETAILING — 1.9%
Andersons, Inc.	25	561
Casey's General Stores, Inc.	128	20,628
Chefs' Warehouse, Inc. (a)	86	3,468
Costco Wholesale Corp.	1,216	350,342
Kroger Co.	77	1,985
SpartanNash Co.	18	213
Sprouts Farmers Market, Inc. (a)	56	1,083
Sysco Corp.	833	66,140
United Natural Foods, Inc. (a) (b)	10	115
Walmart, Inc.	4,478	531,449
Walgreens Boots Alliance, Inc.	222	12,279
		988,263
FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	267	10,966
B&G Foods, Inc. (b)	62	1,172
Calavo Growers, Inc. (b)	19	1,808
Cal-Maine Foods, Inc.	14	559
Campbell Soup Co. (b)	209	9,806
Conagra Brands, Inc.	46	1,411
Darling Ingredients, Inc. (a)	173	3,310
Flowers Foods, Inc.	473	10,941
General Mills, Inc.	1,541	84,940
Hain Celestial Group, Inc. (a) (b)	49	1,052
Hershey Co.	554	85,864
Hormel Foods Corp. (b)	649	28,381
Ingredion, Inc.	15	1,226
J&J Snack Foods Corp.	33	6,336
J.M. Smucker Co.	184	20,244
John B Sanfilippo & Son, Inc.	14	1,352

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Kellogg Co.	24	$1,544
Kraft Heinz Co.	104	2,905
Lamb Weston Holdings, Inc.	98	7,127
Lancaster Colony Corp.	28	3,882
McCormick & Co., Inc.	432	67,522
Mondelez International, Inc. Class A	4,530	250,600
Post Holdings, Inc. (a)	184	19,475
Sanderson Farms, Inc. (b)	72	10,896
Seneca Foods Corp. Class A (a)	27	842
Tootsie Roll Industries, Inc. (b)	34	1,263
TreeHouse Foods, Inc. (a)	134	7,430
Tyson Foods, Inc. Class A	1,096	94,409
		737,263
GAS UTILITIES — 0.2%
Atmos Energy Corp.	296	33,712
National Fuel Gas Co. (b)	107	5,020
New Jersey Resources Corp.	179	8,094
Northwest Natural Holding Co.	46	3,282
ONE Gas, Inc.	136	13,071
South Jersey Industries, Inc. (b)	131	4,311
Southwest Gas Holdings, Inc.	115	10,470
Spire, Inc.	119	10,382
UGI Corp.	216	10,858
		99,200
HEALTH CARE EQUIPMENT & SUPPLIES — 4.7%
Abbott Laboratories	5,885	492,398
ABIOMED, Inc. (a)	4	711
Align Technology, Inc. (a)	7	1,266
AngioDynamics, Inc. (a)	43	792
Avanos Medical, Inc. (a)	23	862
Baxter International, Inc.	1,218	106,538
Becton Dickinson and Co.	334	84,489
Boston Scientific Corp. (a)	4,374	177,978
Cantel Medical Corp.	8	598
Cardiovascular Systems, Inc. (a)	71	3,374
CONMED Corp.	79	7,596
Cooper Cos., Inc.	162	48,114
CryoLife, Inc. (a)	36	977
Cutera, Inc. (a)	1	29
Danaher Corp.	2,376	343,166
DENTSPLY SIRONA, Inc.	647	34,492
Edwards Lifesciences Corp. (a)	696	153,057
Globus Medical, Inc. Class A (a)	22	1,125
Haemonetics Corp. (a)	151	19,047
Hill-Rom Holdings, Inc.	146	15,364
Hologic, Inc. (a)	588	29,688
ICU Medical, Inc. (a)	11	1,756
IDEXX Laboratories, Inc. (a)	189	51,395
Inogen, Inc. (a)	1	48
Integer Holdings Corp. (a)	77	5,818
Integra LifeSciences Holdings Corp. (a)	33	1,982
Intuitive Surgical, Inc. (a)	143	77,210
Lantheus Holdings, Inc. (a)	96	2,406
LivaNova PLC (a)	5	369
Security Description	Shares	Value
Masimo Corp. (a)	171	$25,443
Medtronic PLC	2,683	291,427
Meridian Bioscience, Inc.	75	712
Merit Medical Systems, Inc. (a)	110	3,351
Mesa Laboratories, Inc. (b)	13	3,091
Natus Medical, Inc. (a)	3	95
Neogen Corp. (a)	15	1,022
NuVasive, Inc. (a)	73	4,627
OraSure Technologies, Inc. (a)	119	889
Orthofix Medical, Inc. (a)	9	477
ResMed, Inc.	369	49,856
STERIS PLC	283	40,891
Stryker Corp.	1,010	218,463
Tactile Systems Technology, Inc. (a) (b)	66	2,793
Teleflex, Inc.	128	43,488
Varex Imaging Corp. (a)	3	86
Varian Medical Systems, Inc. (a)	235	27,986
West Pharmaceutical Services, Inc.	175	24,818
Zimmer Biomet Holdings, Inc.	137	18,806
		2,420,966
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Addus HomeCare Corp. (a)	28	2,220
Amedisys, Inc. (a)	111	14,542
AmerisourceBergen Corp.	252	20,747
AMN Healthcare Services, Inc. (a)	5	288
Anthem, Inc.	564	135,416
BioTelemetry, Inc. (a)	23	937
Cardinal Health, Inc.	256	12,081
Centene Corp. (a)	118	5,105
Chemed Corp.	38	15,868
Cigna Corp.	181	27,474
CorVel Corp. (a)	39	2,952
Covetrus, Inc. (a) (b)	9	107
CVS Health Corp.	619	39,040
DaVita, Inc. (a)	35	1,997
Diplomat Pharmacy, Inc. (a) (b)	222	1,088
Encompass Health Corp.	28	1,772
Ensign Group, Inc.	183	8,680
HCA Healthcare, Inc.	534	64,304
HealthEquity, Inc. (a)	33	1,886
Henry Schein, Inc. (a)	327	20,764
Humana, Inc.	39	9,971
Laboratory Corp. of America Holdings (a)	103	17,304
LHC Group, Inc. (a)	106	12,037
Magellan Health, Inc. (a)	2	124
McKesson Corp.	344	47,011
MEDNAX, Inc. (a)	8	181
Molina Healthcare, Inc. (a)	222	24,358
Quest Diagnostics, Inc.	115	12,308
Select Medical Holdings Corp. (a)	10	166
Tenet Healthcare Corp. (a)	8	177
Tivity Health, Inc. (a) (b)	5	83
UnitedHealth Group, Inc.	815	177,116
Universal Health Services, Inc. Class B	134	19,933
US Physical Therapy, Inc.	27	3,525

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
WellCare Health Plans, Inc. (a)	82	$21,252
		722,814
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	47	516
Cerner Corp.	837	57,058
Computer Programs & Systems, Inc.	13	294
HMS Holdings Corp. (a)	309	10,650
Medidata Solutions, Inc. (a)	172	15,738
NextGen Healthcare, Inc. (a)	50	784
Omnicell, Inc. (a)	144	10,407
Tabula Rasa HealthCare, Inc. (a) (b)	9	494
		95,941
HOTELS, RESTAURANTS & LEISURE — 3.0%
BJ's Restaurants, Inc.	6	233
Boyd Gaming Corp.	8	192
Brinker International, Inc. (b)	46	1,963
Caesars Entertainment Corp. (a)	837	9,759
Carnival Corp.	113	4,939
Cheesecake Factory, Inc. (b)	35	1,459
Chipotle Mexican Grill, Inc. (a)	95	79,845
Churchill Downs, Inc.	98	12,099
Cracker Barrel Old Country Store, Inc. (b)	62	10,084
Darden Restaurants, Inc.	293	34,638
Dave & Buster's Entertainment, Inc. (b)	10	389
Dine Brands Global, Inc. (b)	63	4,779
Domino's Pizza, Inc.	58	14,186
Dunkin' Brands Group, Inc.	213	16,904
Eldorado Resorts, Inc. (a)	128	5,103
Hilton Worldwide Holdings, Inc.	860	80,075
International Speedway Corp. Class A	47	2,115
Jack in the Box, Inc.	32	2,916
Marriott International, Inc. Class A	606	75,368
Marriott Vacations Worldwide Corp.	3	311
McDonald's Corp.	2,681	575,638
MGM Resorts International	340	9,425
Norwegian Cruise Line Holdings, Ltd. (a)	390	20,190
Papa John's International, Inc. (b)	56	2,932
Penn National Gaming, Inc. (a)	10	186
Royal Caribbean Cruises, Ltd.	344	37,266
Ruth's Hospitality Group, Inc.	24	490
Scientific Games Corp. Class A (a)	6	122
Shake Shack, Inc. Class A (a)	62	6,078
Six Flags Entertainment Corp.	21	1,067
Starbucks Corp.	4,455	393,911
Texas Roadhouse, Inc.	22	1,155
Wendy's Co.	469	9,371
Wingstop, Inc.	103	8,990
Wyndham Destinations, Inc.	98	4,510
Wyndham Hotels & Resorts, Inc.	83	4,294
Wynn Resorts, Ltd.	10	1,087
Yum! Brands, Inc.	1,137	128,970
		1,563,039
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	1	192
Security Description	Shares	Value
D.R. Horton, Inc.	356	$18,765
Ethan Allen Interiors, Inc.	63	1,203
Garmin, Ltd.	510	43,192
Helen of Troy, Ltd. (a)	60	9,460
Installed Building Products, Inc. (a)	38	2,179
iRobot Corp. (a) (b)	67	4,132
KB Home	169	5,746
La-Z-Boy, Inc.	62	2,083
Leggett & Platt, Inc. (b)	88	3,603
Lennar Corp. Class A	189	10,556
LGI Homes, Inc. (a) (b)	66	5,499
M/I Homes, Inc. (a)	13	489
MDC Holdings, Inc.	155	6,680
Meritage Homes Corp. (a)	93	6,543
Mohawk Industries, Inc. (a)	6	744
Newell Brands, Inc. (b)	37	693
NVR, Inc. (a)	9	33,456
PulteGroup, Inc.	559	20,431
Tempur Sealy International, Inc. (a)	143	11,040
Toll Brothers, Inc.	189	7,758
TopBuild Corp. (a)	75	7,232
TRI Pointe Group, Inc. (a) (b)	17	256
Tupperware Brands Corp.	71	1,127
Universal Electronics, Inc. (a)	11	560
Whirlpool Corp.	139	22,012
William Lyon Homes Class A (a)	3	61
		225,692
HOUSEHOLD PRODUCTS — 3.0%
Central Garden & Pet Co. Class A (a)	4	111
Church & Dwight Co., Inc.	868	65,308
Clorox Co.	303	46,017
Colgate-Palmolive Co.	1,718	126,290
Kimberly-Clark Corp.	950	134,947
Procter & Gamble Co.	9,314	1,158,475
Spectrum Brands Holdings, Inc.	3	182
WD-40 Co. (b)	14	2,570
		1,533,900
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,214	36,177
NRG Energy, Inc.	586	23,205
		59,382
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	165	27,126
Carlisle Cos., Inc.	123	17,901
General Electric Co.	2,493	22,287
Honeywell International, Inc.	1,854	313,697
Raven Industries, Inc.	10	335
Roper Technologies, Inc.	287	102,344
		483,690
INSURANCE — 3.1%
Aflac, Inc.	2,060	107,779
Alleghany Corp. (a)	26	20,742
Allstate Corp.	667	72,490

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
American Equity Investment Life Holding Co.	9	$218
American Financial Group, Inc.	33	3,559
American International Group, Inc.	912	50,798
AMERISAFE, Inc.	41	2,710
Aon PLC	833	161,244
Arthur J Gallagher & Co.	547	48,995
Assurant, Inc.	64	8,052
Brighthouse Financial, Inc. (a)	13	526
Brown & Brown, Inc.	558	20,121
Chubb, Ltd.	829	133,834
Cincinnati Financial Corp.	564	65,802
CNO Financial Group, Inc.	63	997
eHealth, Inc. (a)	55	3,673
Employers Holdings, Inc.	21	915
Everest Re Group, Ltd.	97	25,811
First American Financial Corp.	136	8,025
Genworth Financial, Inc. Class A (a)	144	634
Globe Life, Inc.	125	11,970
Hanover Insurance Group, Inc.	81	10,979
Hartford Financial Services Group, Inc.	655	39,700
Horace Mann Educators Corp.	11	510
James River Group Holdings, Ltd.	71	3,638
Kemper Corp.	120	9,354
Lincoln National Corp.	174	10,496
Loews Corp.	486	25,019
Marsh & McLennan Cos., Inc.	1,413	141,371
Mercury General Corp.	55	3,073
MetLife, Inc.	1,747	82,389
Old Republic International Corp.	570	13,435
Primerica, Inc.	61	7,761
Principal Financial Group, Inc.	370	21,142
ProAssurance Corp.	5	201
Progressive Corp.	2,059	159,058
Prudential Financial, Inc.	580	52,171
Reinsurance Group of America, Inc.	137	21,904
RenaissanceRe Holdings, Ltd.	156	30,178
RLI Corp.	85	7,897
Safety Insurance Group, Inc.	30	3,040
Selective Insurance Group, Inc.	186	13,985
Stewart Information Services Corp.	50	1,939
Travelers Cos., Inc.	674	100,217
United Fire Group, Inc.	14	658
Universal Insurance Holdings, Inc.	27	810
Unum Group	29	862
Willis Towers Watson PLC	357	68,890
WR Berkley Corp.	510	36,837
		1,616,409
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class A (a)	143	174,623
Alphabet, Inc. Class C (a)	144	175,536
Facebook, Inc. Class A (a)	5,271	938,660
QuinStreet, Inc. (a) (b)	141	1,775
TripAdvisor, Inc. (a)	30	1,160
Twitter, Inc. (a)	1,549	63,819
Security Description	Shares	Value
Yelp, Inc. (a)	7	$243
		1,355,816
INTERNET & DIRECT MARKETING RETAIL — 2.6%
Amazon.com, Inc. (a)	674	1,170,003
Booking Holdings, Inc. (a)	29	56,916
eBay, Inc.	2,031	79,168
Expedia Group, Inc.	149	20,027
PetMed Express, Inc. (b)	5	90
Stamps.com, Inc. (a) (b)	8	596
		1,326,800
IT SERVICES — 7.6%
Accenture PLC Class A	1,641	315,646
Akamai Technologies, Inc. (a)	266	24,307
Alliance Data Systems Corp.	4	513
Automatic Data Processing, Inc.	1,286	207,586
Broadridge Financial Solutions, Inc.	277	34,467
CACI International, Inc. Class A (a)	63	14,569
Cardtronics PLC Class A (a)	103	3,115
Cognizant Technology Solutions Corp. Class A	163	9,823
CoreLogic, Inc. (a)	23	1,064
CSG Systems International, Inc.	98	5,065
DXC Technology Co.	26	767
EVERTEC, Inc.	190	5,932
ExlService Holdings, Inc. (a)	63	4,218
Fidelity National Information Services, Inc.	1,690	224,364
Fiserv, Inc. (a)	1,573	162,947
FleetCor Technologies, Inc. (a)	288	82,593
Gartner, Inc. (a)	232	33,174
Global Payments, Inc.	1,117	177,603
International Business Machines Corp.	921	133,932
Jack Henry & Associates, Inc.	96	14,013
KBR, Inc.	445	10,920
Leidos Holdings, Inc.	348	29,886
LiveRamp Holdings, Inc. (a)	177	7,604
ManTech International Corp. Class A	59	4,213
Mastercard, Inc. Class A	3,152	855,989
MAXIMUS, Inc.	152	11,744
NIC, Inc.	70	1,445
Paychex, Inc.	884	73,169
PayPal Holdings, Inc. (a)	4,367	452,378
Perficient, Inc. (a)	124	4,784
Perspecta, Inc.	280	7,314
Sabre Corp.	183	4,098
Science Applications International Corp.	73	6,377
Sykes Enterprises, Inc. (a)	30	919
TTEC Holdings, Inc.	63	3,016
VeriSign, Inc. (a)	386	72,811
Virtusa Corp. (a)	8	288
Visa, Inc. Class A	5,438	935,390
Western Union Co. (b)	534	12,373
WEX, Inc. (a)	87	17,580
		3,967,996

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	8	$417
Callaway Golf Co.	42	815
Hasbro, Inc.	210	24,925
Mattel, Inc. (a) (b)	32	365
Polaris, Inc.	38	3,344
Sturm Ruger & Co., Inc. (b)	15	627
Vista Outdoor, Inc. (a)	2	12
		30,505
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	753	57,702
Bio-Rad Laboratories, Inc. Class A (a)	25	8,318
Bio-Techne Corp.	125	24,459
Cambrex Corp. (a)	3	179
Charles River Laboratories International, Inc. (a)	116	15,355
Illumina, Inc. (a)	350	106,477
IQVIA Holdings, Inc. (a)	643	96,051
Luminex Corp.	66	1,363
Medpace Holdings, Inc. (a)	42	3,530
Mettler-Toledo International, Inc. (a)	92	64,805
NeoGenomics, Inc. (a)	347	6,635
PerkinElmer, Inc.	307	26,147
PRA Health Sciences, Inc. (a)	39	3,870
Syneos Health, Inc. (a)	88	4,682
Thermo Fisher Scientific, Inc.	1,182	344,281
Waters Corp. (a)	139	31,029
		794,883
MACHINERY — 1.7%
Actuant Corp. Class A	75	1,646
AGCO Corp.	191	14,459
Alamo Group, Inc.	1	118
Albany International Corp. Class A	96	8,655
Astec Industries, Inc.	13	404
Barnes Group, Inc.	31	1,598
Briggs & Stratton Corp.	77	467
Caterpillar, Inc.	486	61,387
Chart Industries, Inc. (a)	38	2,370
Colfax Corp. (a) (b)	40	1,162
Crane Co.	34	2,741
Cummins, Inc.	467	75,967
Deere & Co.	809	136,462
Donaldson Co., Inc.	253	13,176
Dover Corp.	424	42,214
EnPro Industries, Inc.	7	481
ESCO Technologies, Inc.	77	6,126
Federal Signal Corp.	183	5,991
Flowserve Corp.	362	16,909
Fortive Corp.	309	21,185
Franklin Electric Co., Inc.	33	1,578
Graco, Inc.	296	13,628
Greenbrier Cos., Inc.	3	90
Harsco Corp. (a)	82	1,555
Hillenbrand, Inc.	18	556
IDEX Corp.	180	29,498
Security Description	Shares	Value
Illinois Tool Works, Inc.	534	$83,566
Ingersoll-Rand PLC	798	98,322
ITT, Inc.	222	13,584
John Bean Technologies Corp.	63	6,264
Kennametal, Inc.	75	2,306
Lincoln Electric Holdings, Inc.	41	3,557
Lindsay Corp. (b)	5	464
Lydall, Inc. (a)	2	50
Mueller Industries, Inc.	38	1,090
Nordson Corp.	84	12,286
Oshkosh Corp.	153	11,597
PACCAR, Inc.	825	57,758
Parker-Hannifin Corp.	158	28,536
Pentair PLC	45	1,701
Proto Labs, Inc. (a)	13	1,327
Snap-on, Inc. (b)	58	9,079
SPX Corp. (a)	29	1,160
SPX FLOW, Inc. (a)	13	513
Standex International Corp.	1	73
Stanley Black & Decker, Inc.	159	22,961
Terex Corp.	6	156
Timken Co.	64	2,785
Toro Co.	233	17,079
Trinity Industries, Inc.	12	236
Wabash National Corp.	16	232
Wabtec Corp. (b)	17	1,222
Watts Water Technologies, Inc. Class A	32	2,999
Woodward, Inc.	194	20,919
Xylem, Inc.	360	28,663
		890,908
MARINE — 0.0% (d)
Kirby Corp. (a)	25	2,054
Matson, Inc.	86	3,226
		5,280
MEDIA — 1.9%
AMC Networks, Inc. Class A (a) (b)	30	1,475
Cable One, Inc.	17	21,330
CBS Corp. Class B	295	11,909
Charter Communications, Inc. Class A (a)	540	222,545
Comcast Corp. Class A	12,519	564,356
Discovery, Inc. Class A (a) (b)	342	9,107
Discovery, Inc. Class C (a)	780	19,204
DISH Network Corp. Class A (a)	638	21,737
EW Scripps Co. Class A	134	1,779
Fox Corp. Class A	366	11,542
Fox Corp. Class B	137	4,321
Gannett Co., Inc.	77	827
Interpublic Group of Cos., Inc.	553	11,923
John Wiley & Sons, Inc. Class A	5	220
Meredith Corp. (b)	43	1,576
New Media Investment Group, Inc. (b)	5	44
New York Times Co. Class A (b)	495	14,098
News Corp. Class A	205	2,854
News Corp. Class B	35	500
Omnicom Group, Inc. (b)	650	50,895

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
TEGNA, Inc.	751	$11,663
		983,905
METALS & MINING — 0.2%
AK Steel Holding Corp. (a) (b)	30	68
Allegheny Technologies, Inc. (a)	101	2,045
Carpenter Technology Corp.	14	723
Century Aluminum Co. (a)	75	498
Commercial Metals Co.	33	574
Compass Minerals International, Inc. (b)	13	734
Freeport-McMoRan, Inc.	138	1,321
Kaiser Aluminum Corp.	17	1,683
Materion Corp.	37	2,270
Newmont Goldcorp Corp.	1,640	62,189
Nucor Corp.	87	4,429
Reliance Steel & Aluminum Co.	122	12,159
Royal Gold, Inc.	181	22,301
Steel Dynamics, Inc.	65	1,937
SunCoke Energy, Inc. (a)	11	62
TimkenSteel Corp. (a) (b)	43	270
United States Steel Corp. (b)	17	196
Worthington Industries, Inc.	25	901
		114,360
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Apollo Commercial Real Estate Finance, Inc. REIT	181	3,470
ARMOUR Residential REIT, Inc. (b)	28	469
Granite Point Mortgage Trust, Inc. REIT	99	1,855
Invesco Mortgage Capital, Inc. REIT	222	3,399
New York Mortgage Trust, Inc. REIT	650	3,958
PennyMac Mortgage Investment Trust REIT	251	5,580
Redwood Trust, Inc. REIT	174	2,855
		21,586
MULTI-UTILITIES — 1.5%
Ameren Corp.	726	58,116
Avista Corp.	18	872
Black Hills Corp.	189	14,502
CenterPoint Energy, Inc.	718	21,669
CMS Energy Corp.	838	53,590
Consolidated Edison, Inc.	779	73,592
Dominion Energy, Inc.	1,961	158,919
DTE Energy Co.	496	65,948
MDU Resources Group, Inc.	129	3,637
NiSource, Inc.	818	24,475
NorthWestern Corp.	149	11,183
Public Service Enterprise Group, Inc.	1,284	79,711
Sempra Energy	758	111,888
WEC Energy Group, Inc.	1,052	100,045
		778,147
MULTILINE RETAIL — 0.7%
Big Lots, Inc. (b)	64	1,568
Dollar General Corp.	911	144,794
Dollar Tree, Inc. (a)	611	69,752
Security Description	Shares	Value
JC Penney Co., Inc. (a) (b)	49	$44
Kohl's Corp.	15	745
Macy's, Inc. (b)	87	1,352
Nordstrom, Inc. (b)	50	1,683
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	174	10,203
Target Corp.	1,123	120,060
		350,201
OIL, GAS & CONSUMABLE FUELS — 1.7%
Apache Corp.	36	922
Cabot Oil & Gas Corp.	444	7,801
Carrizo Oil & Gas, Inc. (a) (b)	8	69
Chevron Corp.	2,360	279,896
Cimarex Energy Co.	10	479
CNX Resources Corp. (a)	18	131
Concho Resources, Inc.	19	1,290
ConocoPhillips	539	30,712
CONSOL Energy, Inc. (a)	79	1,235
Denbury Resources, Inc. (a) (b)	43	51
Devon Energy Corp.	40	962
Diamondback Energy, Inc.	43	3,866
EOG Resources, Inc.	55	4,082
EQT Corp.	64	681
Equitrans Midstream Corp. (b)	292	4,249
Exxon Mobil Corp.	4,436	313,226
Green Plains, Inc. (b)	34	360
Hess Corp.	267	16,148
HighPoint Resources Corp. (a)	103	164
HollyFrontier Corp.	14	751
Kinder Morgan, Inc.	5,381	110,902
Marathon Oil Corp.	78	957
Marathon Petroleum Corp.	63	3,827
Matador Resources Co. (a) (b)	10	165
Murphy Oil Corp. (b)	16	354
Noble Energy, Inc.	45	1,011
Oasis Petroleum, Inc. (a)	25	87
Occidental Petroleum Corp.	85	3,780
ONEOK, Inc.	511	37,656
PBF Energy, Inc. Class A	34	924
PDC Energy, Inc. (a)	35	971
Penn Virginia Corp. (a)	9	262
Phillips 66	119	12,186
Pioneer Natural Resources Co.	48	6,037
QEP Resources, Inc.	22	81
Renewable Energy Group, Inc. (a) (b)	26	390
SM Energy Co.	29	281
Southwestern Energy Co. (a) (b)	672	1,297
SRC Energy, Inc. (a) (b)	23	107
Unit Corp. (a)	89	301
Valero Energy Corp.	40	3,410
Williams Cos., Inc.	1,270	30,556
World Fuel Services Corp.	234	9,346
WPX Energy, Inc. (a)	38	402
		892,365
PAPER & FOREST PRODUCTS — 0.0% (d)
Boise Cascade Co.	3	98

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Domtar Corp.	42	$1,504
Louisiana-Pacific Corp.	90	2,212
Neenah, Inc.	5	326
PH Glatfelter Co.	18	277
Schweitzer-Mauduit International, Inc.	46	1,722
		6,139
PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. (a)	1,647	7,247
Coty, Inc. Class A (b)	430	4,519
Estee Lauder Cos., Inc. Class A	773	153,788
Inter Parfums, Inc.	39	2,729
Medifast, Inc.	1	104
Nu Skin Enterprises, Inc. Class A	6	255
		168,642
PHARMACEUTICALS — 4.4%
Akorn, Inc. (a)	11	42
Allergan PLC	206	34,668
Assertio Therapeutics, Inc. (a)	11	14
Bristol-Myers Squibb Co.	468	23,732
Catalent, Inc. (a)	486	23,163
Corcept Therapeutics, Inc. (a) (b)	10	141
Eli Lilly & Co.	2,027	226,679
Endo International PLC (a)	19	61
Innoviva, Inc. (a)	57	601
Johnson & Johnson	4,785	619,083
Lannett Co., Inc. (a) (b)	10	112
Merck & Co., Inc.	8,552	719,907
Mylan NV (a)	48	950
Nektar Therapeutics (a) (b)	16	291
Perrigo Co. PLC	13	727
Pfizer, Inc.	12,170	437,268
Phibro Animal Health Corp. Class A	2	43
Prestige Consumer Healthcare, Inc. (a) (b)	29	1,006
Supernus Pharmaceuticals, Inc. (a)	5	137
Zoetis, Inc.	1,688	210,308
		2,298,933
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	15	943
Equifax, Inc.	242	34,042
Exponent, Inc.	143	9,996
FTI Consulting, Inc. (a)	62	6,572
Heidrick & Struggles International, Inc.	19	519
IHS Markit, Ltd. (a)	1,110	74,237
Insperity, Inc.	137	13,511
Korn Ferry	16	618
ManpowerGroup, Inc.	97	8,171
Navigant Consulting, Inc.	55	1,537
Nielsen Holdings PLC	440	9,350
Resources Connection, Inc.	85	1,444
Robert Half International, Inc.	11	612
Verisk Analytics, Inc.	577	91,247
		252,799
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	387	$20,515
Jones Lang LaSalle, Inc.	15	2,086
Marcus & Millichap, Inc. (a)	2	71
		22,672
ROAD & RAIL — 1.1%
ArcBest Corp.	43	1,309
Avis Budget Group, Inc. (a)	79	2,233
CSX Corp.	1,752	121,361
Genesee & Wyoming, Inc. Class A (a)	130	14,366
Heartland Express, Inc.	79	1,699
JB Hunt Transport Services, Inc.	8	885
Kansas City Southern	166	22,080
Knight-Swift Transportation Holdings, Inc. (b)	154	5,590
Landstar System, Inc.	34	3,828
Marten Transport, Ltd.	11	229
Norfolk Southern Corp.	735	132,050
Old Dominion Freight Line, Inc.	79	13,428
Ryder System, Inc.	17	880
Saia, Inc. (a)	13	1,218
Union Pacific Corp.	1,687	273,260
Werner Enterprises, Inc.	21	741
		595,157
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)	7	402
Advanced Micro Devices, Inc. (a) (b)	4,040	117,120
Analog Devices, Inc.	952	106,367
Applied Materials, Inc.	625	31,187
Broadcom, Inc.	1,406	388,154
Brooks Automation, Inc.	227	8,406
Cabot Microelectronics Corp.	19	2,683
Cirrus Logic, Inc. (a)	72	3,858
Cohu, Inc.	3	41
Cree, Inc. (a)	271	13,279
Cypress Semiconductor Corp.	1,221	28,498
Diodes, Inc. (a)	34	1,365
DSP Group, Inc. (a)	15	211
First Solar, Inc. (a)	224	12,994
FormFactor, Inc. (a)	162	3,020
Intel Corp.	5,496	283,209
KLA Corp.	200	31,890
Kulicke & Soffa Industries, Inc.	69	1,620
Lam Research Corp.	179	41,369
Maxim Integrated Products, Inc.	338	19,574
MaxLinear, Inc. (a) (b)	125	2,798
Microchip Technology, Inc. (b)	159	14,773
Micron Technology, Inc. (a)	105	4,499
MKS Instruments, Inc.	7	646
Monolithic Power Systems, Inc.	49	7,626
Nanometrics, Inc. (a)	16	522
NVIDIA Corp.	58	10,096
Photronics, Inc. (a)	45	490

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Power Integrations, Inc.	70	$6,330
Qorvo, Inc. (a)	34	2,521
QUALCOMM, Inc.	3,592	273,998
Rambus, Inc. (a)	10	131
Rudolph Technologies, Inc. (a)	15	395
Semtech Corp. (a)	83	4,035
Silicon Laboratories, Inc. (a)	87	9,687
Skyworks Solutions, Inc.	49	3,883
SolarEdge Technologies, Inc. (a)	115	9,628
Synaptics, Inc. (a)	1	40
Teradyne, Inc.	376	21,774
Texas Instruments, Inc.	1,325	171,243
Universal Display Corp.	155	26,024
Versum Materials, Inc.	379	20,060
Xilinx, Inc.	929	89,091
Xperi Corp.	192	3,971
		1,779,508
SOFTWARE — 9.7%
8x8, Inc. (a)	266	5,512
ACI Worldwide, Inc. (a)	403	12,624
Adobe, Inc. (a)	1,343	371,004
Agilysys, Inc. (a)	13	333
Alarm.com Holdings, Inc. (a)	104	4,851
ANSYS, Inc. (a)	232	51,356
Autodesk, Inc. (a)	691	102,061
Blackbaud, Inc.	14	1,265
Bottomline Technologies DE, Inc. (a)	11	433
Cadence Design Systems, Inc. (a)	1,029	67,996
CDK Global, Inc.	35	1,683
Citrix Systems, Inc.	83	8,011
CommVault Systems, Inc. (a)	18	805
Ebix, Inc. (b)	2	84
Fair Isaac Corp. (a)	106	32,173
Fortinet, Inc. (a)	401	30,781
Intuit, Inc.	865	230,038
j2 Global, Inc.	62	5,631
LivePerson, Inc. (a) (b)	165	5,890
LogMeIn, Inc.	19	1,348
Manhattan Associates, Inc. (a)	240	19,361
Microsoft Corp.	24,045	3,342,976
MicroStrategy, Inc. Class A (a)	18	2,671
OneSpan, Inc. (a)	58	841
Oracle Corp.	6,093	335,298
Progress Software Corp.	123	4,681
PTC, Inc. (a)	89	6,068
Qualys, Inc. (a)	48	3,627
salesforce.com, Inc. (a)	1,757	260,809
SPS Commerce, Inc. (a)	90	4,236
Symantec Corp.	1,139	26,915
Synopsys, Inc. (a)	557	76,448
Teradata Corp. (a)	78	2,418
Tyler Technologies, Inc. (a)	25	6,562
		5,026,790
SPECIALTY RETAIL — 2.4%
Aaron's, Inc.	252	16,194
Security Description	Shares	Value
Abercrombie & Fitch Co. Class A (b)	6	$94
Advance Auto Parts, Inc.	144	23,818
American Eagle Outfitters, Inc.	16	260
Asbury Automotive Group, Inc. (a)	50	5,116
AutoNation, Inc. (a)	7	355
AutoZone, Inc. (a)	91	98,700
Bed Bath & Beyond, Inc. (b)	12	128
Best Buy Co., Inc.	154	10,624
Boot Barn Holdings, Inc. (a)	105	3,664
Buckle, Inc.	1	21
Caleres, Inc.	5	117
CarMax, Inc. (a) (b)	396	34,848
Children's Place, Inc.	1	77
Designer Brands, Inc. Class A (b)	71	1,216
Dick's Sporting Goods, Inc. (b)	97	3,959
Express, Inc. (a)	126	433
Five Below, Inc. (a)	165	20,806
Foot Locker, Inc.	54	2,331
Gap, Inc. (b)	20	347
Genesco, Inc. (a)	25	1,000
Group 1 Automotive, Inc.	41	3,785
Guess?, Inc. (b)	26	482
Haverty Furniture Cos., Inc.	64	1,297
Home Depot, Inc.	1,986	460,792
L Brands, Inc.	35	686
Lithia Motors, Inc. Class A	79	10,458
Lowe's Cos., Inc.	957	105,232
MarineMax, Inc. (a)	18	279
Michaels Cos., Inc. (a) (b)	13	127
Monro, Inc. (b)	119	9,402
Murphy USA, Inc. (a)	48	4,094
Office Depot, Inc.	156	274
O'Reilly Automotive, Inc. (a)	212	84,484
Rent-A-Center, Inc.	166	4,281
RH (a)	5	854
Ross Stores, Inc.	875	96,119
Sally Beauty Holdings, Inc. (a) (b)	35	521
Signet Jewelers, Ltd. (b)	11	184
Sleep Number Corp. (a)	112	4,628
Sonic Automotive, Inc. Class A (b)	13	408
Tailored Brands, Inc. (b)	265	1,166
Tiffany & Co. (b)	10	926
TJX Cos., Inc.	2,427	135,281
Tractor Supply Co.	445	40,246
Ulta Salon Cosmetics & Fragrance, Inc. (a)	219	54,892
Urban Outfitters, Inc. (a) (b)	7	197
Williams-Sonoma, Inc. (b)	190	12,916
		1,258,119
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
3D Systems Corp. (a) (b)	11	90
Apple, Inc.	6,081	1,361,961
Hewlett Packard Enterprise Co.	1,404	21,299
HP, Inc.	1,005	19,014
NCR Corp. (a) (b)	263	8,300
NetApp, Inc.	71	3,728

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Seagate Technology PLC	178	$9,575
Western Digital Corp.	31	1,849
Xerox Holdings Corp.	726	21,715
		1,447,531
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	14	464
Carter's, Inc.	30	2,736
Crocs, Inc. (a)	131	3,637
Deckers Outdoor Corp. (a)	109	16,062
Fossil Group, Inc. (a)	22	275
G-III Apparel Group, Ltd. (a)	4	103
Hanesbrands, Inc. (b)	103	1,578
Kontoor Brands, Inc. (b)	4	140
NIKE, Inc. Class B	2,515	236,209
Oxford Industries, Inc. (b)	5	359
PVH Corp.	7	618
Ralph Lauren Corp.	25	2,387
Skechers U.S.A., Inc. Class A (a)	339	12,662
Steven Madden, Ltd.	37	1,324
Tapestry, Inc.	27	703
Under Armour, Inc. Class A (a) (b)	591	11,785
Under Armour, Inc. Class C (a)	526	9,536
VF Corp.	404	35,952
Wolverine World Wide, Inc.	25	706
		337,236
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	16	442
Dime Community Bancshares, Inc.	82	1,756
HomeStreet, Inc. (a)	13	355
LendingTree, Inc. (a) (b)	27	8,382
New York Community Bancorp, Inc. (b)	572	7,179
NMI Holdings, Inc. Class A (a)	243	6,381
Northwest Bancshares, Inc.	101	1,655
Provident Financial Services, Inc.	34	834
TrustCo Bank Corp. NY	65	530
Walker & Dunlop, Inc.	13	727
Washington Federal, Inc.	130	4,809
		33,050
TOBACCO — 0.3%
Altria Group, Inc.	892	36,483
Philip Morris International, Inc.	1,335	101,366
Universal Corp.	17	932
		138,781
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Applied Industrial Technologies, Inc.	25	1,420
Fastenal Co.	1,473	48,123
GATX Corp.	38	2,946
Kaman Corp.	24	1,427
MSC Industrial Direct Co., Inc. Class A	23	1,668
NOW, Inc. (a)	114	1,308
United Rentals, Inc. (a)	52	6,481
W.W. Grainger, Inc.	13	3,863
Security Description	Shares	Value
Watsco, Inc.	15	$2,538
		69,774
WATER UTILITIES — 0.2%
American States Water Co.	116	10,424
American Water Works Co., Inc.	637	79,134
Aqua America, Inc.	514	23,043
California Water Service Group	142	7,516
		120,117
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	13	155
Telephone & Data Systems, Inc.	278	7,173
		7,328
TOTAL COMMON STOCKS (Cost $46,536,512)		51,811,801
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (e)	36	19
TOTAL RIGHTS (Cost $16)		19
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	64,841	64,847
State Street Navigator Securities Lending Portfolio III (c) (h)	35,729	35,729
TOTAL SHORT-TERM INVESTMENTS (Cost $100,575)		100,576
TOTAL INVESTMENTS — 100.0% (Cost $46,637,103)		51,912,396
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(10,240)
NET ASSETS — 100.0%		$51,902,156
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $19, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$51,811,801	$—	$—	$51,811,801
Rights	—	19	—	19
Short-Term Investments	100,576	—	—	100,576
TOTAL INVESTMENTS	$51,912,377	$19	$—	$51,912,396
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	35	$1,962	$—	$—	$—	$110	35	$2,072	$18
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	334,942	270,095	(1)	1	64,841	64,847	143
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,303	39,303	162,762	202,065	—	—	—	—	198
State Street Navigator Securities Lending Portfolio III	35,537	35,537	157,729	157,537	—	—	35,729	35,729	59
Total		$76,802	$655,433	$629,697	$(1)	$111		$102,648	$418
See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	34	$1,401
Aerojet Rocketdyne Holdings, Inc. (a) (b)	30	1,515
AeroVironment, Inc. (a)	8	428
Arconic, Inc.	348	9,048
Axon Enterprise, Inc. (a) (b)	18	1,022
Boeing Co.	229	87,128
Cubic Corp.	10	704
Curtiss-Wright Corp.	23	2,976
General Dynamics Corp.	178	32,526
Huntington Ingalls Industries, Inc.	36	7,624
L3Harris Technologies, Inc.	82	17,109
Lockheed Martin Corp.	143	55,779
Mercury Systems, Inc. (a)	16	1,299
Moog, Inc. Class A	30	2,434
National Presto Industries, Inc. (b)	8	713
Northrop Grumman Corp.	98	36,729
Park Aerospace Corp.	16	281
Raytheon Co.	133	26,093
Teledyne Technologies, Inc. (a)	17	5,474
Textron, Inc.	218	10,673
TransDigm Group, Inc.	15	7,810
Triumph Group, Inc.	146	3,340
United Technologies Corp.	473	64,574
		376,680
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	72	1,817
C.H. Robinson Worldwide, Inc.	102	8,648
Echo Global Logistics, Inc. (a)	40	906
Expeditors International of Washington, Inc.	67	4,977
FedEx Corp.	280	40,760
Forward Air Corp.	17	1,083
Hub Group, Inc. Class A (a)	95	4,417
United Parcel Service, Inc. Class B	609	72,970
XPO Logistics, Inc. (a) (b)	135	9,662
		145,240
AIRLINES — 1.1%
Alaska Air Group, Inc.	173	11,230
Allegiant Travel Co.	23	3,442
American Airlines Group, Inc.	1,174	31,663
Delta Air Lines, Inc.	860	49,536
Hawaiian Holdings, Inc.	143	3,755
JetBlue Airways Corp. (a)	879	14,723
SkyWest, Inc.	73	4,190
Southwest Airlines Co.	582	31,434
United Airlines Holdings, Inc. (a)	666	58,881
		208,854
AUTO COMPONENTS — 0.4%
Adient PLC	258	5,924
American Axle & Manufacturing Holdings, Inc. (a)	313	2,573
Aptiv PLC	159	13,900
Security Description	Shares	Value
BorgWarner, Inc.	242	$8,877
Cooper Tire & Rubber Co.	141	3,683
Cooper-Standard Holdings, Inc. (a)	47	1,921
Dana, Inc.	423	6,108
Delphi Technologies PLC	261	3,497
Dorman Products, Inc. (a)	17	1,352
Fox Factory Holding Corp. (a)	16	996
Garrett Motion, Inc. (a) (b)	219	2,181
Gentex Corp.	212	5,837
Gentherm, Inc. (a)	34	1,397
Goodyear Tire & Rubber Co.	666	9,594
LCI Industries (b)	21	1,929
Standard Motor Products, Inc.	19	922
Visteon Corp. (a) (b)	41	3,384
		74,075
AUTOMOBILES — 1.4%
Ford Motor Co.	11,690	107,080
General Motors Co.	3,774	141,450
Harley-Davidson, Inc. (b)	234	8,417
Thor Industries, Inc.	76	4,305
Winnebago Industries, Inc.	27	1,035
		262,287
BANKS — 9.0%
Ameris Bancorp	34	1,368
Associated Banc-Corp.	191	3,868
Banc of California, Inc.	119	1,683
BancorpSouth Bank	62	1,836
Bank of America Corp.	9,945	290,096
Bank of Hawaii Corp. (b)	26	2,234
Bank OZK	117	3,191
Banner Corp.	24	1,348
BB&T Corp.	891	47,553
Berkshire Hills Bancorp, Inc.	59	1,728
Boston Private Financial Holdings, Inc.	90	1,049
Brookline Bancorp, Inc.	67	987
Cathay General Bancorp	63	2,188
Central Pacific Financial Corp.	37	1,051
Citigroup, Inc.	3,302	228,102
Citizens Financial Group, Inc.	662	23,415
City Holding Co.	15	1,144
Columbia Banking System, Inc.	74	2,731
Comerica, Inc.	136	8,975
Commerce Bancshares, Inc. (b)	60	3,639
Community Bank System, Inc.	30	1,851
Cullen/Frost Bankers, Inc. (b)	45	3,985
Customers Bancorp, Inc. (a)	119	2,468
CVB Financial Corp.	61	1,273
Eagle Bancorp, Inc.	26	1,160
East West Bancorp, Inc.	125	5,536
Fifth Third Bancorp	852	23,328
First BanCorp	163	1,627
First Commonwealth Financial Corp.	68	903
First Financial Bancorp	83	2,031
First Financial Bankshares, Inc.	44	1,466
First Horizon National Corp.	295	4,779

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
First Midwest Bancorp, Inc.	63	$1,227
First Republic Bank	69	6,672
FNB Corp.	467	5,384
Fulton Financial Corp.	202	3,268
Glacier Bancorp, Inc.	49	1,983
Great Western Bancorp, Inc.	60	1,980
Hancock Whitney Corp.	99	3,791
Hanmi Financial Corp.	56	1,052
Home BancShares, Inc.	144	2,706
Hope Bancorp, Inc.	125	1,792
Huntington Bancshares, Inc.	1,223	17,452
Independent Bank Corp. (Massachusetts)	12	896
International Bancshares Corp.	52	2,008
JPMorgan Chase & Co.	2,803	329,885
KeyCorp	1,177	20,998
LegacyTexas Financial Group, Inc.	26	1,132
M&T Bank Corp.	119	18,798
NBT Bancorp, Inc.	42	1,537
OFG Bancorp	51	1,117
Old National Bancorp	143	2,460
Opus Bank	89	1,938
Pacific Premier Bancorp, Inc.	52	1,622
PacWest Bancorp	173	6,287
People's United Financial, Inc.	369	5,769
Pinnacle Financial Partners, Inc.	55	3,121
PNC Financial Services Group, Inc.	467	65,455
Prosperity Bancshares, Inc. (b)	56	3,955
Regions Financial Corp.	1,462	23,129
S&T Bancorp, Inc.	27	986
Seacoast Banking Corp. of Florida (a)	43	1,088
ServisFirst Bancshares, Inc.	27	895
Signature Bank	34	4,053
Simmons First National Corp. Class A	55	1,369
Southside Bancshares, Inc.	26	887
Sterling Bancorp	184	3,691
SunTrust Banks, Inc.	412	28,346
SVB Financial Group (a)	32	6,686
Synovus Financial Corp.	106	3,791
TCF Financial Corp.	160	6,091
Texas Capital Bancshares, Inc. (a)	47	2,569
Tompkins Financial Corp.	20	1,623
Trustmark Corp.	62	2,115
UMB Financial Corp.	40	2,583
Umpqua Holdings Corp.	316	5,201
United Bankshares, Inc.	86	3,257
United Community Banks, Inc.	79	2,240
US Bancorp	1,500	83,010
Valley National Bancorp (b)	387	4,207
Webster Financial Corp.	56	2,625
Wells Fargo & Co.	5,875	296,335
Westamerica Bancorporation	12	746
Wintrust Financial Corp.	48	3,102
Zions Bancorp NA	172	7,657
		1,691,160
Security Description	Shares	Value
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a) (b)	6	$2,184
Brown-Forman Corp. Class B	125	7,848
Coca-Cola Co.	1,642	89,391
Coca-Cola Consolidated, Inc.	7	2,127
Constellation Brands, Inc. Class A	98	20,313
Molson Coors Brewing Co. Class B	554	31,855
Monster Beverage Corp. (a)	130	7,548
PepsiCo, Inc.	478	65,534
		226,800
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	921	69,738
Acorda Therapeutics, Inc. (a) (b)	63	181
Alexion Pharmaceuticals, Inc. (a)	73	7,150
AMAG Pharmaceuticals, Inc. (a) (b)	102	1,178
Amgen, Inc.	377	72,953
Biogen, Inc. (a)	141	32,828
Celgene Corp. (a)	278	27,605
Emergent BioSolutions, Inc. (a)	23	1,203
Exelixis, Inc. (a)	96	1,698
Gilead Sciences, Inc.	1,185	75,105
Incyte Corp. (a)	27	2,004
Ligand Pharmaceuticals, Inc. (a) (b)	10	995
Medicines Co. (a) (b)	8	400
Momenta Pharmaceuticals, Inc. (a)	39	505
Myriad Genetics, Inc. (a)	48	1,374
Regeneron Pharmaceuticals, Inc. (a)	32	8,877
Repligen Corp. (a)	14	1,074
Spectrum Pharmaceuticals, Inc. (a)	14	116
United Therapeutics Corp. (a)	42	3,350
Vertex Pharmaceuticals, Inc. (a)	55	9,318
		317,652
BUILDING PRODUCTS — 0.4%
AAON, Inc. (b)	10	459
Allegion PLC	23	2,384
American Woodmark Corp. (a)	14	1,245
AO Smith Corp.	46	2,195
Apogee Enterprises, Inc.	31	1,209
Fortune Brands Home & Security, Inc.	98	5,360
Gibraltar Industries, Inc. (a)	27	1,240
Griffon Corp.	133	2,789
Johnson Controls International PLC	742	32,566
Lennox International, Inc.	12	2,916
Masco Corp.	141	5,877
Patrick Industries, Inc. (a)	32	1,372
Quanex Building Products Corp.	36	651
Resideo Technologies, Inc. (a)	144	2,066
Simpson Manufacturing Co., Inc.	19	1,318
Trex Co., Inc. (a) (b)	18	1,637
Universal Forest Products, Inc.	78	3,111
		68,395
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	62	5,168
Ameriprise Financial, Inc.	158	23,242

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Bank of New York Mellon Corp.	1,026	$46,385
BlackRock, Inc.	111	49,466
Blucora, Inc. (a)	33	714
Cboe Global Markets, Inc.	36	4,137
Charles Schwab Corp.	555	23,216
CME Group, Inc.	168	35,505
Donnelley Financial Solutions, Inc. (a)	85	1,047
E*TRADE Financial Corp.	185	8,083
Eaton Vance Corp.	71	3,190
Evercore, Inc. Class A	30	2,403
FactSet Research Systems, Inc. (b)	10	2,430
Federated Investors, Inc. Class B	92	2,982
Franklin Resources, Inc. (b)	859	24,791
Goldman Sachs Group, Inc.	473	98,020
Greenhill & Co., Inc.	39	512
Interactive Brokers Group, Inc. Class A	87	4,679
Intercontinental Exchange, Inc.	242	22,329
INTL. FCStone, Inc. (a)	48	1,971
Invesco, Ltd.	1,172	19,854
Janus Henderson Group PLC	238	5,345
Legg Mason, Inc.	253	9,662
MarketAxess Holdings, Inc.	5	1,637
Moody's Corp.	36	7,374
Morgan Stanley	3,773	160,994
MSCI, Inc.	12	2,613
Nasdaq, Inc.	96	9,537
Northern Trust Corp.	164	15,304
Piper Jaffray Cos.	14	1,057
Raymond James Financial, Inc.	117	9,648
S&P Global, Inc.	53	12,984
SEI Investments Co.	63	3,733
State Street Corp. (c)	545	32,258
Stifel Financial Corp.	63	3,615
T Rowe Price Group, Inc.	111	12,682
Virtus Investment Partners, Inc.	11	1,216
Waddell & Reed Financial, Inc. Class A (b)	223	3,831
		673,614
CHEMICALS — 1.8%
AdvanSix, Inc. (a)	23	592
Air Products & Chemicals, Inc.	93	20,633
Albemarle Corp. (b)	64	4,449
American Vanguard Corp.	18	283
Ashland Global Holdings, Inc.	46	3,544
Balchem Corp.	8	793
Cabot Corp.	69	3,127
Celanese Corp.	97	11,862
CF Industries Holdings, Inc.	192	9,446
Chemours Co.	155	2,316
Corteva, Inc.	562	15,736
Dow, Inc.	98	4,670
DuPont de Nemours, Inc.	562	40,076
Eastman Chemical Co.	201	14,840
Ecolab, Inc.	93	18,418
FMC Corp.	44	3,858
FutureFuel Corp.	73	872
Security Description	Shares	Value
Hawkins, Inc.	13	$552
HB Fuller Co.	29	1,350
Ingevity Corp. (a)	13	1,103
Innophos Holdings, Inc.	44	1,428
Innospec, Inc.	14	1,248
International Flavors & Fragrances, Inc. (b)	38	4,662
Koppers Holdings, Inc. (a)	39	1,139
Kraton Corp. (a)	44	1,421
Linde PLC	169	32,739
Livent Corp. (a) (b)	110	736
LSB Industries, Inc. (a)	30	155
LyondellBasell Industries NV Class A	775	69,339
Minerals Technologies, Inc.	46	2,442
Mosaic Co.	414	8,487
NewMarket Corp.	6	2,833
Olin Corp. (b)	237	4,437
PolyOne Corp.	91	2,971
PPG Industries, Inc.	115	13,629
Quaker Chemical Corp.	5	791
Rayonier Advanced Materials, Inc.	146	632
RPM International, Inc.	91	6,262
Scotts Miracle-Gro Co.	37	3,767
Sensient Technologies Corp.	20	1,373
Sherwin-Williams Co.	29	15,946
Stepan Co.	20	1,941
Tredegar Corp.	53	1,035
Valvoline, Inc.	80	1,762
		339,695
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	93	3,378
Brady Corp. Class A	33	1,751
Brink's Co.	20	1,659
Cintas Corp.	28	7,507
Clean Harbors, Inc. (a)	29	2,239
Copart, Inc. (a)	66	5,302
Deluxe Corp.	63	3,097
Healthcare Services Group, Inc. (b)	24	583
Herman Miller, Inc.	56	2,581
HNI Corp.	63	2,237
Interface, Inc.	56	809
Matthews International Corp. Class A	43	1,522
Mobile Mini, Inc.	33	1,216
MSA Safety, Inc.	16	1,746
Pitney Bowes, Inc. (b)	550	2,513
Republic Services, Inc.	201	17,397
Rollins, Inc. (b)	48	1,635
RR Donnelley & Sons Co. (b)	225	848
Stericycle, Inc. (a) (b)	69	3,514
Team, Inc. (a)	44	794
Tetra Tech, Inc.	33	2,863
UniFirst Corp.	12	2,341
Viad Corp.	16	1,074
Waste Management, Inc.	193	22,195
		90,801

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN, Inc.	44	$499
Arista Networks, Inc. (a)	16	3,823
Ciena Corp. (a)	88	3,452
Cisco Systems, Inc.	1,809	89,383
Comtech Telecommunications Corp.	24	780
Digi International, Inc. (a)	27	368
F5 Networks, Inc. (a)	29	4,072
Harmonic, Inc. (a) (b)	80	526
InterDigital, Inc.	24	1,259
Juniper Networks, Inc.	324	8,019
Lumentum Holdings, Inc. (a) (b)	17	911
Motorola Solutions, Inc.	53	9,032
NETGEAR, Inc. (a)	26	838
NetScout Systems, Inc. (a)	46	1,061
Plantronics, Inc.	17	634
ViaSat, Inc. (a)	34	2,561
Viavi Solutions, Inc. (a)	99	1,386
		128,604
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	452	16,977
Aegion Corp. (a)	63	1,347
Arcosa, Inc.	69	2,360
Comfort Systems USA, Inc.	23	1,017
Dycom Industries, Inc. (a)	50	2,553
EMCOR Group, Inc.	58	4,995
Fluor Corp.	412	7,882
Granite Construction, Inc.	41	1,317
Jacobs Engineering Group, Inc.	100	9,150
MasTec, Inc. (a)	88	5,714
MYR Group, Inc. (a)	33	1,033
Quanta Services, Inc.	165	6,237
Valmont Industries, Inc.	16	2,215
		62,797
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	30	2,700
Martin Marietta Materials, Inc.	30	8,223
US Concrete, Inc. (a) (b)	23	1,272
Vulcan Materials Co.	45	6,806
		19,001
CONSUMER FINANCE — 1.6%
American Express Co.	519	61,387
Capital One Financial Corp.	1,401	127,463
Discover Financial Services	384	31,138
Encore Capital Group, Inc. (a) (b)	76	2,533
Enova International, Inc. (a)	97	2,013
EZCORP, Inc. Class A (a) (b)	184	1,188
FirstCash, Inc.	18	1,650
Green Dot Corp. Class A (a)	20	505
Navient Corp.	662	8,474
PRA Group, Inc. (a) (b)	49	1,656
SLM Corp.	208	1,836
Synchrony Financial	1,834	62,521
Security Description	Shares	Value
World Acceptance Corp. (a)	9	$1,147
		303,511
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	1,223	11,924
AptarGroup, Inc.	21	2,487
Avery Dennison Corp.	38	4,316
Ball Corp.	113	8,228
Greif, Inc. Class A	73	2,766
International Paper Co.	576	24,088
Myers Industries, Inc.	33	582
Owens-Illinois, Inc.	238	2,444
Packaging Corp. of America	81	8,594
Sealed Air Corp.	96	3,985
Silgan Holdings, Inc.	112	3,364
Sonoco Products Co.	75	4,366
Westrock Co.	755	27,520
		104,664
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	130	4,175
Genuine Parts Co.	110	10,955
LKQ Corp. (a)	293	9,215
Pool Corp.	10	2,017
		26,362
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	44	1,676
American Public Education, Inc. (a)	13	290
Career Education Corp. (a)	57	906
Graham Holdings Co. Class B	5	3,317
H&R Block, Inc. (b)	211	4,984
Regis Corp. (a)	36	728
Service Corp. International	84	4,016
Sotheby's (a)	33	1,880
Strategic Education, Inc.	3	408
WW International, Inc. (a)	116	4,387
		22,592
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Berkshire Hathaway, Inc. Class B (a)	2,052	426,857
Jefferies Financial Group, Inc.	752	13,837
		440,694
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	10,679	404,093
ATN International, Inc.	15	876
CenturyLink, Inc.	2,878	35,917
Cincinnati Bell, Inc. (a) (b)	179	908
Cogent Communications Holdings, Inc.	22	1,212
Consolidated Communications Holdings, Inc. (b)	218	1,038
Frontier Communications Corp. (a) (b)	301	261
Iridium Communications, Inc. (a) (b)	57	1,213
Verizon Communications, Inc.	3,883	234,378
Vonage Holdings Corp. (a)	97	1,096
		680,992

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 2.6%
ALLETE, Inc.	30	$2,622
Alliant Energy Corp.	137	7,388
American Electric Power Co., Inc.	425	39,818
Duke Energy Corp.	685	65,664
Edison International	416	31,375
El Paso Electric Co.	38	2,549
Entergy Corp.	176	20,655
Evergy, Inc.	118	7,854
Eversource Energy	238	20,342
Exelon Corp.	1,133	54,735
FirstEnergy Corp.	435	20,980
Hawaiian Electric Industries, Inc.	112	5,108
IDACORP, Inc.	29	3,268
NextEra Energy, Inc.	306	71,295
OGE Energy Corp.	151	6,852
Pinnacle West Capital Corp.	84	8,154
PNM Resources, Inc.	46	2,396
PPL Corp.	842	26,515
Southern Co.	980	60,535
Xcel Energy, Inc.	385	24,983
		483,088
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	24	3,235
AMETEK, Inc.	77	7,070
AZZ, Inc.	21	915
Eaton Corp. PLC	393	32,678
Emerson Electric Co.	386	25,808
Encore Wire Corp.	14	788
EnerSys	35	2,308
Hubbell, Inc.	33	4,336
nVent Electric PLC	112	2,469
Powell Industries, Inc.	23	900
Regal Beloit Corp.	44	3,205
Rockwell Automation, Inc.	41	6,757
Vicor Corp. (a)	6	177
		90,646
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	92	8,878
Anixter International, Inc. (a)	85	5,875
Arrow Electronics, Inc. (a)	245	18,272
Avnet, Inc.	326	14,502
Badger Meter, Inc.	8	430
Bel Fuse, Inc. Class B	23	346
Belden, Inc.	34	1,814
Benchmark Electronics, Inc.	125	3,633
Cognex Corp.	25	1,228
Coherent, Inc. (a)	11	1,691
Corning, Inc.	690	19,679
CTS Corp.	30	971
Daktronics, Inc.	77	569
ePlus, Inc. (a)	9	685
Fabrinet (a)	43	2,249
FARO Technologies, Inc. (a)	8	387
Security Description	Shares	Value
FLIR Systems, Inc.	44	$2,314
II-VI, Inc. (a) (b)	50	1,771
Insight Enterprises, Inc. (a)	99	5,513
IPG Photonics Corp. (a)	18	2,441
Itron, Inc. (a)	22	1,627
Jabil, Inc.	430	15,381
KEMET Corp.	76	1,382
Keysight Technologies, Inc. (a)	58	5,640
Knowles Corp. (a)	92	1,871
Littelfuse, Inc.	8	1,418
Methode Electronics, Inc.	39	1,312
MTS Systems Corp.	14	774
National Instruments Corp.	37	1,554
OSI Systems, Inc. (a)	15	1,523
Plexus Corp. (a)	42	2,625
Rogers Corp. (a)	9	1,230
Sanmina Corp. (a)	192	6,165
ScanSource, Inc. (a)	72	2,200
SYNNEX Corp.	126	14,225
TE Connectivity, Ltd.	255	23,761
Tech Data Corp. (a)	108	11,258
Trimble, Inc. (a)	105	4,075
TTM Technologies, Inc. (a)	275	3,354
Vishay Intertechnology, Inc.	124	2,099
Zebra Technologies Corp. Class A (a)	17	3,508
		200,230
ENERGY EQUIPMENT & SERVICES — 0.7%
Apergy Corp. (a)	27	730
Archrock, Inc.	153	1,526
Baker Hughes a GE Co.	384	8,909
C&J Energy Services, Inc. (a)	182	1,953
Core Laboratories NV (b)	15	699
Diamond Offshore Drilling, Inc. (a) (b)	190	1,056
Dril-Quip, Inc. (a) (b)	35	1,756
Era Group, Inc. (a)	46	486
Exterran Corp. (a)	93	1,215
Geospace Technologies Corp. (a)	9	138
Gulf Island Fabrication, Inc. (a)	23	123
Halliburton Co.	752	14,175
Helix Energy Solutions Group, Inc. (a)	164	1,322
Helmerich & Payne, Inc.	128	5,129
KLX Energy Services Holdings, Inc. (a)	2	17
Matrix Service Co. (a)	53	909
McDermott International, Inc. (a) (b)	534	1,079
Nabors Industries, Ltd.	914	1,709
National Oilwell Varco, Inc.	477	10,112
Newpark Resources, Inc. (a)	84	640
Noble Corp. PLC (a)	693	880
Oceaneering International, Inc. (a)	142	1,924
Oil States International, Inc. (a)	94	1,250
Patterson-UTI Energy, Inc.	200	1,710
ProPetro Holding Corp. (a)	56	509
Schlumberger, Ltd.	1,287	43,977
SEACOR Holdings, Inc. (a)	38	1,789
TechnipFMC PLC	439	10,598

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
TETRA Technologies, Inc. (a)	163	$328
Transocean, Ltd. (a) (b)	1,511	6,754
US Silica Holdings, Inc. (b)	63	602
Valaris PLC (b)	551	2,650
		126,654
ENTERTAINMENT — 1.1%
Activision Blizzard, Inc.	279	14,765
Cinemark Holdings, Inc. (b)	109	4,212
Electronic Arts, Inc. (a)	106	10,369
Live Nation Entertainment, Inc. (a)	85	5,639
Marcus Corp.	26	962
Netflix, Inc. (a)	58	15,522
Take-Two Interactive Software, Inc. (a)	38	4,763
Viacom, Inc. Class B	1,049	25,207
Walt Disney Co.	909	118,461
World Wrestling Entertainment, Inc. Class A (b)	8	569
		200,469
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
Acadia Realty Trust REIT	53	1,515
Agree Realty Corp. REIT	14	1,024
Alexander & Baldwin, Inc.	56	1,373
Alexandria Real Estate Equities, Inc. REIT (b)	42	6,470
American Assets Trust, Inc. REIT	24	1,122
American Campus Communities, Inc. REIT	84	4,039
American Tower Corp. REIT	58	12,826
Apartment Investment & Management Co. Class A REIT	92	4,797
Armada Hoffler Properties, Inc. REIT	50	905
AvalonBay Communities, Inc. REIT	68	14,642
Boston Properties, Inc. REIT	52	6,742
Brixmor Property Group, Inc. REIT	348	7,061
Camden Property Trust REIT	47	5,217
CareTrust REIT, Inc.	46	1,081
CBL & Associates Properties, Inc. REIT (b)	690	890
Cedar Realty Trust, Inc. REIT	154	462
Chatham Lodging Trust REIT	73	1,325
CoreCivic, Inc. REIT	332	5,737
CoreSite Realty Corp. REIT	9	1,097
Corporate Office Properties Trust REIT	83	2,472
Cousins Properties, Inc. REIT	100	3,759
Crown Castle International Corp. REIT	153	21,269
CyrusOne, Inc. REIT	42	3,322
DiamondRock Hospitality Co. REIT	246	2,522
Digital Realty Trust, Inc. REIT	68	8,827
Douglas Emmett, Inc. REIT	78	3,341
Duke Realty Corp. REIT	222	7,541
Easterly Government Properties, Inc. REIT	49	1,044
EastGroup Properties, Inc. REIT	15	1,875
EPR Properties REIT	47	3,612
Equinix, Inc. REIT	19	10,959
Equity Residential REIT	184	15,872
Essex Property Trust, Inc. REIT	25	8,166
Security Description	Shares	Value
Extra Space Storage, Inc. REIT	50	$5,841
Federal Realty Investment Trust REIT	25	3,403
First Industrial Realty Trust, Inc. REIT	58	2,294
Four Corners Property Trust, Inc. REIT	40	1,131
Franklin Street Properties Corp. REIT	157	1,328
GEO Group, Inc. REIT	170	2,948
Getty Realty Corp. REIT	20	641
Global Net Lease, Inc. REIT	99	1,931
HCP, Inc. REIT	412	14,680
Healthcare Realty Trust, Inc. REIT	74	2,479
Hersha Hospitality Trust REIT (b)	101	1,503
Highwoods Properties, Inc. REIT	95	4,269
Host Hotels & Resorts, Inc. REIT	698	12,068
Independence Realty Trust, Inc. REIT	100	1,431
Iron Mountain, Inc. REIT (b)	215	6,964
iStar, Inc. REIT (b)	202	2,636
JBG SMITH Properties REIT	35	1,372
Kilroy Realty Corp. REIT	50	3,894
Kimco Realty Corp. REIT	341	7,120
Kite Realty Group Trust REIT	172	2,778
Lamar Advertising Co. Class A REIT	40	3,277
Lexington Realty Trust REIT	201	2,060
Liberty Property Trust REIT	86	4,414
Life Storage, Inc. REIT	31	3,268
LTC Properties, Inc. REIT	38	1,946
Macerich Co. REIT (b)	153	4,833
Mack-Cali Realty Corp. REIT	84	1,819
Medical Properties Trust, Inc. REIT	392	7,668
Mid-America Apartment Communities, Inc. REIT	57	7,411
National Retail Properties, Inc. REIT	81	4,568
National Storage Affiliates Trust REIT	41	1,368
Office Properties Income Trust REIT	142	4,351
Omega Healthcare Investors, Inc. REIT	176	7,355
Pebblebrook Hotel Trust REIT (b)	62	1,725
Pennsylvania Real Estate Investment Trust (b)	98	561
PotlatchDeltic Corp. REIT (b)	50	2,054
Prologis, Inc. REIT	249	21,220
PS Business Parks, Inc. REIT	16	2,911
Public Storage REIT	73	17,905
Rayonier, Inc. REIT	77	2,171
Realty Income Corp. REIT	119	9,125
Regency Centers Corp. REIT	81	5,629
Retail Opportunity Investments Corp. REIT	127	2,315
RPT Realty REIT	142	1,924
Sabra Health Care REIT, Inc.	135	3,100
Saul Centers, Inc. REIT	17	927
SBA Communications Corp. REIT	16	3,858
Senior Housing Properties Trust REIT	668	6,182
Service Properties Trust REIT	234	6,035
Simon Property Group, Inc. REIT	152	23,659
SL Green Realty Corp. REIT	64	5,232
Summit Hotel Properties, Inc. REIT (b)	135	1,566
Tanger Factory Outlet Centers, Inc. REIT (b)	53	820

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Taubman Centers, Inc. REIT	42	$1,715
UDR, Inc. REIT	117	5,672
Uniti Group, Inc. REIT (b)	39	303
Universal Health Realty Income Trust REIT	8	822
Urban Edge Properties REIT	90	1,781
Urstadt Biddle Properties, Inc. Class A REIT	48	1,138
Ventas, Inc. REIT	284	20,741
Vornado Realty Trust REIT	121	7,704
Washington Prime Group, Inc. REIT (b)	628	2,600
Washington Real Estate Investment Trust	46	1,259
Weingarten Realty Investors REIT	133	3,874
Welltower, Inc. REIT	174	15,773
Weyerhaeuser Co. REIT	644	17,839
Xenia Hotels & Resorts, Inc. REIT	332	7,012
		515,107
FOOD & STAPLES RETAILING — 4.4%
Andersons, Inc.	74	1,660
Casey's General Stores, Inc.	34	5,479
Chefs' Warehouse, Inc. (a)	32	1,290
Costco Wholesale Corp.	275	79,230
Kroger Co.	2,416	62,285
SpartanNash Co.	140	1,656
Sprouts Farmers Market, Inc. (a)	159	3,075
Sysco Corp.	485	38,509
United Natural Foods, Inc. (a) (b)	229	2,638
Walmart, Inc.	4,272	507,001
Walgreens Boots Alliance, Inc.	2,279	126,052
		828,875
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	1,685	69,203
B&G Foods, Inc. (b)	69	1,305
Calavo Growers, Inc. (b)	6	571
Cal-Maine Foods, Inc.	43	1,718
Campbell Soup Co. (b)	246	11,542
Conagra Brands, Inc.	355	10,891
Darling Ingredients, Inc. (a)	170	3,252
Dean Foods Co. (b)	472	548
Flowers Foods, Inc.	202	4,672
General Mills, Inc.	448	24,694
Hain Celestial Group, Inc. (a) (b)	94	2,019
Hershey Co.	80	12,399
Hormel Foods Corp. (b)	254	11,108
Ingredion, Inc.	79	6,458
J&J Snack Foods Corp.	11	2,112
J.M. Smucker Co.	105	11,552
John B Sanfilippo & Son, Inc.	10	966
Kellogg Co.	294	18,919
Kraft Heinz Co.	1,851	51,708
Lamb Weston Holdings, Inc.	31	2,254
Lancaster Colony Corp.	11	1,525
McCormick & Co., Inc.	39	6,096
Mondelez International, Inc. Class A	675	37,341
Post Holdings, Inc. (a)	49	5,186
Sanderson Farms, Inc. (b)	21	3,178
Security Description	Shares	Value
Seneca Foods Corp. Class A (a)	19	$592
Tootsie Roll Industries, Inc. (b)	27	1,003
TreeHouse Foods, Inc. (a)	65	3,604
Tyson Foods, Inc. Class A	430	37,040
		343,456
GAS UTILITIES — 0.2%
Atmos Energy Corp.	77	8,770
National Fuel Gas Co. (b)	81	3,800
New Jersey Resources Corp.	52	2,351
Northwest Natural Holding Co.	24	1,712
ONE Gas, Inc.	33	3,172
South Jersey Industries, Inc. (b)	81	2,666
Southwest Gas Holdings, Inc.	50	4,552
Spire, Inc.	42	3,664
UGI Corp.	186	9,350
		40,037
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	543	45,433
ABIOMED, Inc. (a)	6	1,067
Align Technology, Inc. (a)	15	2,714
Avanos Medical, Inc. (a)	52	1,948
Baxter International, Inc.	160	13,995
Becton Dickinson and Co.	62	15,684
Boston Scientific Corp. (a)	428	17,415
Cantel Medical Corp.	12	898
CONMED Corp.	12	1,154
Cooper Cos., Inc.	11	3,267
CryoLife, Inc. (a)	9	244
Danaher Corp.	230	33,219
DENTSPLY SIRONA, Inc.	112	5,971
Edwards Lifesciences Corp. (a)	44	9,676
Globus Medical, Inc. Class A (a)	28	1,431
Haemonetics Corp. (a)	17	2,144
Hill-Rom Holdings, Inc.	22	2,315
Hologic, Inc. (a)	85	4,292
ICU Medical, Inc. (a)	7	1,117
IDEXX Laboratories, Inc. (a)	12	3,263
Integer Holdings Corp. (a)	25	1,889
Integra LifeSciences Holdings Corp. (a)	24	1,442
Intuitive Surgical, Inc. (a)	25	13,498
Invacare Corp. (b)	98	735
LivaNova PLC (a)	16	1,181
Masimo Corp. (a)	16	2,381
Medtronic PLC	671	72,884
Meridian Bioscience, Inc.	46	437
Merit Medical Systems, Inc. (a)	18	548
Natus Medical, Inc. (a)	27	860
Neogen Corp. (a)	12	817
NuVasive, Inc. (a)	25	1,584
ResMed, Inc.	34	4,594
STERIS PLC	27	3,901
Stryker Corp.	96	20,765
Surmodics, Inc. (a)	5	229
Teleflex, Inc.	7	2,378

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Varex Imaging Corp. (a)	23	$656
Varian Medical Systems, Inc. (a)	35	4,168
West Pharmaceutical Services, Inc.	17	2,411
Zimmer Biomet Holdings, Inc.	80	10,982
		315,587
HEALTH CARE PROVIDERS & SERVICES — 4.4%
Acadia Healthcare Co., Inc. (a) (b)	116	3,605
Amedisys, Inc. (a)	9	1,179
AmerisourceBergen Corp.	467	38,448
AMN Healthcare Services, Inc. (a)	35	2,015
Anthem, Inc.	195	46,819
Cardinal Health, Inc.	894	42,188
Centene Corp. (a)	483	20,895
Chemed Corp.	4	1,670
Cigna Corp.	285	43,260
Community Health Systems, Inc. (a) (b)	407	1,465
CorVel Corp. (a)	8	606
Covetrus, Inc. (a) (b)	12	143
Cross Country Healthcare, Inc. (a)	133	1,370
CVS Health Corp.	3,879	244,649
DaVita, Inc. (a)	291	16,607
Diplomat Pharmacy, Inc. (a) (b)	159	779
Encompass Health Corp.	60	3,797
Ensign Group, Inc.	20	949
HCA Healthcare, Inc.	248	29,864
Henry Schein, Inc. (a)	140	8,890
Humana, Inc.	116	29,658
Laboratory Corp. of America Holdings (a)	84	14,112
LHC Group, Inc. (a)	13	1,476
Magellan Health, Inc. (a)	71	4,409
McKesson Corp.	555	75,846
MEDNAX, Inc. (a)	259	5,859
Molina Healthcare, Inc. (a)	63	6,912
Owens & Minor, Inc. (b)	277	1,609
Patterson Cos., Inc. (b)	232	4,134
Providence Service Corp. (a)	26	1,546
Quest Diagnostics, Inc.	117	12,523
Select Medical Holdings Corp. (a)	319	5,286
Tenet Healthcare Corp. (a)	311	6,879
Tivity Health, Inc. (a) (b)	77	1,281
UnitedHealth Group, Inc.	591	128,436
Universal Health Services, Inc. Class B	72	10,710
WellCare Health Plans, Inc. (a)	38	9,848
		829,722
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	145	1,592
Cerner Corp.	158	10,771
Computer Programs & Systems, Inc.	9	203
HMS Holdings Corp. (a)	40	1,379
Medidata Solutions, Inc. (a)	19	1,739
NextGen Healthcare, Inc. (a)	30	470
Omnicell, Inc. (a)	12	867
		17,021
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ's Restaurants, Inc.	20	$777
Boyd Gaming Corp.	80	1,916
Brinker International, Inc. (b)	54	2,304
Caesars Entertainment Corp. (a)	681	7,940
Carnival Corp.	1,192	52,102
Cheesecake Factory, Inc. (b)	47	1,959
Chipotle Mexican Grill, Inc. (a)	8	6,724
Churchill Downs, Inc.	17	2,099
Cracker Barrel Old Country Store, Inc. (b)	18	2,928
Darden Restaurants, Inc.	62	7,330
Dave & Buster's Entertainment, Inc. (b)	41	1,597
Dine Brands Global, Inc. (b)	16	1,214
Domino's Pizza, Inc.	11	2,691
Dunkin' Brands Group, Inc.	26	2,063
Eldorado Resorts, Inc. (a)	32	1,276
Fiesta Restaurant Group, Inc. (a)	93	969
Hilton Worldwide Holdings, Inc.	90	8,380
International Speedway Corp. Class A	69	3,106
Jack in the Box, Inc.	12	1,093
Marriott International, Inc. Class A	118	14,676
Marriott Vacations Worldwide Corp.	26	2,694
McDonald's Corp.	243	52,175
MGM Resorts International	525	14,553
Monarch Casino & Resort, Inc. (a)	12	500
Norwegian Cruise Line Holdings, Ltd. (a)	190	9,836
Papa John's International, Inc. (b)	20	1,047
Penn National Gaming, Inc. (a)	179	3,334
Red Robin Gourmet Burgers, Inc. (a)	39	1,297
Royal Caribbean Cruises, Ltd.	176	19,066
Ruth's Hospitality Group, Inc.	13	265
Scientific Games Corp. Class A (a)	164	3,337
Six Flags Entertainment Corp.	74	3,758
Starbucks Corp.	446	39,435
Texas Roadhouse, Inc.	29	1,523
Wendy's Co.	113	2,258
Wyndham Destinations, Inc.	278	12,794
Wyndham Hotels & Resorts, Inc.	30	1,552
Wynn Resorts, Ltd.	57	6,197
Yum! Brands, Inc.	113	12,818
		311,583
HOUSEHOLD DURABLES — 1.0%
Cavco Industries, Inc. (a)	8	1,537
D.R. Horton, Inc.	315	16,604
Ethan Allen Interiors, Inc.	39	745
Garmin, Ltd.	91	7,707
Helen of Troy, Ltd. (a)	15	2,365
Installed Building Products, Inc. (a)	23	1,319
iRobot Corp. (a) (b)	12	740
KB Home	141	4,794
La-Z-Boy, Inc.	54	1,814
Leggett & Platt, Inc. (b)	109	4,462
Lennar Corp. Class A	295	16,476
LGI Homes, Inc. (a) (b)	17	1,416
M/I Homes, Inc. (a)	87	3,275

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MDC Holdings, Inc.	138	$5,948
Meritage Homes Corp. (a)	106	7,457
Mohawk Industries, Inc. (a)	88	10,918
Newell Brands, Inc. (b)	1,149	21,509
NVR, Inc. (a)	2	7,435
PulteGroup, Inc.	367	13,414
Tempur Sealy International, Inc. (a)	35	2,702
Toll Brothers, Inc.	192	7,882
TopBuild Corp. (a)	25	2,411
TRI Pointe Group, Inc. (a)	170	2,557
Tupperware Brands Corp.	144	2,285
Universal Electronics, Inc. (a)	16	814
Whirlpool Corp.	187	29,613
William Lyon Homes Class A (a)	64	1,303
		179,502
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. Class A (a)	34	943
Church & Dwight Co., Inc.	76	5,718
Clorox Co.	47	7,138
Colgate-Palmolive Co.	286	21,024
Energizer Holdings, Inc. (b)	26	1,133
Kimberly-Clark Corp.	170	24,149
Procter & Gamble Co.	929	115,549
Spectrum Brands Holdings, Inc.	19	991
WD-40 Co. (b)	4	734
		177,379
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	774	12,647
NRG Energy, Inc.	139	5,505
		18,152
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	227	37,319
Carlisle Cos., Inc.	33	4,803
General Electric Co.	8,201	73,317
Honeywell International, Inc.	307	51,944
Roper Technologies, Inc.	25	8,915
		176,298
INSURANCE — 5.1%
Aflac, Inc.	876	45,832
Alleghany Corp. (a)	14	11,169
Allstate Corp.	485	52,710
Ambac Financial Group, Inc. (a)	135	2,639
American Equity Investment Life Holding Co.	254	6,147
American Financial Group, Inc.	98	10,569
American International Group, Inc.	1,266	70,516
AMERISAFE, Inc.	16	1,058
Aon PLC	75	14,518
Arthur J Gallagher & Co.	92	8,240
Assurant, Inc.	72	9,059
Brighthouse Financial, Inc. (a)	336	13,598
Brown & Brown, Inc.	136	4,904
Chubb, Ltd.	431	69,581
Security Description	Shares	Value
Cincinnati Financial Corp.	131	$15,284
CNO Financial Group, Inc.	462	7,313
eHealth, Inc. (a)	8	534
Employers Holdings, Inc.	30	1,307
Everest Re Group, Ltd.	48	12,772
First American Financial Corp.	127	7,494
Genworth Financial, Inc. Class A (a)	1,405	6,182
Globe Life, Inc.	118	11,300
Hanover Insurance Group, Inc.	44	5,964
Hartford Financial Services Group, Inc.	421	25,517
HCI Group, Inc.	10	420
Horace Mann Educators Corp.	58	2,687
James River Group Holdings, Ltd.	52	2,664
Kemper Corp.	35	2,728
Lincoln National Corp.	603	36,373
Loews Corp.	796	40,978
Marsh & McLennan Cos., Inc.	169	16,908
Mercury General Corp.	77	4,303
MetLife, Inc.	2,391	112,760
Old Republic International Corp.	399	9,404
Primerica, Inc.	26	3,308
Principal Financial Group, Inc.	776	44,341
ProAssurance Corp.	73	2,940
Progressive Corp.	340	26,265
Prudential Financial, Inc.	1,207	108,570
Reinsurance Group of America, Inc.	186	29,738
RenaissanceRe Holdings, Ltd.	38	7,351
RLI Corp.	24	2,230
Safety Insurance Group, Inc.	13	1,317
Selective Insurance Group, Inc.	48	3,609
Stewart Information Services Corp.	45	1,746
Third Point Reinsurance, Ltd. (a)	245	2,448
Travelers Cos., Inc.	308	45,797
United Fire Group, Inc.	38	1,785
Universal Insurance Holdings, Inc.	35	1,050
Unum Group	635	18,872
Willis Towers Watson PLC	54	10,420
WR Berkley Corp.	135	9,751
		964,970
INTERACTIVE MEDIA & SERVICES — 2.1%
Alphabet, Inc. Class A (a)	96	117,229
Alphabet, Inc. Class C (a)	98	119,462
Facebook, Inc. Class A (a)	818	145,670
QuinStreet, Inc. (a) (b)	56	705
TripAdvisor, Inc. (a)	46	1,779
Twitter, Inc. (a)	232	9,558
Yelp, Inc. (a)	38	1,321
		395,724
INTERNET & DIRECT MARKETING RETAIL — 1.2%
Amazon.com, Inc. (a)	90	156,232
Booking Holdings, Inc. (a)	15	29,439
eBay, Inc.	601	23,427
Expedia Group, Inc.	104	13,979
Liquidity Services, Inc. (a)	16	118

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
PetMed Express, Inc. (b)	31	$559
Stamps.com, Inc. (a) (b)	7	521
		224,275
IT SERVICES — 2.6%
Accenture PLC Class A	234	45,010
Akamai Technologies, Inc. (a)	80	7,310
Alliance Data Systems Corp.	65	8,328
Automatic Data Processing, Inc.	98	15,819
Broadridge Financial Solutions, Inc.	40	4,977
CACI International, Inc. Class A (a)	24	5,550
Cardtronics PLC Class A (a)	46	1,391
Cognizant Technology Solutions Corp. Class A	226	13,620
CoreLogic, Inc. (a)	74	3,424
CSG Systems International, Inc.	19	982
DXC Technology Co.	249	7,346
EVERTEC, Inc.	24	749
ExlService Holdings, Inc. (a)	17	1,138
Fidelity National Information Services, Inc.	226	30,004
Fiserv, Inc. (a)	183	18,957
FleetCor Technologies, Inc. (a)	26	7,456
Gartner, Inc. (a)	22	3,146
Global Payments, Inc.	40	6,360
International Business Machines Corp.	922	134,077
Jack Henry & Associates, Inc.	18	2,628
KBR, Inc.	198	4,859
Leidos Holdings, Inc.	110	9,447
LiveRamp Holdings, Inc. (a)	37	1,590
ManTech International Corp. Class A	38	2,714
Mastercard, Inc. Class A	118	32,045
MAXIMUS, Inc.	32	2,472
NIC, Inc.	27	558
Paychex, Inc.	108	8,939
PayPal Holdings, Inc. (a)	260	26,933
Perficient, Inc. (a)	24	926
Perspecta, Inc.	416	10,866
Sabre Corp.	203	4,546
Science Applications International Corp.	30	2,621
Sykes Enterprises, Inc. (a)	56	1,716
TTEC Holdings, Inc.	42	2,011
Unisys Corp. (a)	152	1,129
VeriSign, Inc. (a)	23	4,339
Virtusa Corp. (a)	12	432
Visa, Inc. Class A	229	39,390
Western Union Co. (b)	401	9,291
WEX, Inc. (a)	12	2,425
		487,521
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	80	4,170
Callaway Golf Co.	42	815
Hasbro, Inc.	72	8,546
Mattel, Inc. (a) (b)	321	3,656
Polaris, Inc.	53	4,664
Sturm Ruger & Co., Inc. (b)	9	376
Security Description	Shares	Value
Vista Outdoor, Inc. (a)	162	$1,003
		23,230
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	76	5,824
Bio-Rad Laboratories, Inc. Class A (a)	15	4,991
Bio-Techne Corp.	6	1,174
Cambrex Corp. (a)	16	952
Charles River Laboratories International, Inc. (a)	23	3,045
Illumina, Inc. (a)	34	10,343
IQVIA Holdings, Inc. (a)	66	9,859
Luminex Corp.	29	599
Medpace Holdings, Inc. (a)	19	1,597
Mettler-Toledo International, Inc. (a)	6	4,226
PerkinElmer, Inc.	24	2,044
PRA Health Sciences, Inc. (a)	22	2,183
Syneos Health, Inc. (a)	63	3,352
Thermo Fisher Scientific, Inc.	86	25,049
Waters Corp. (a)	21	4,688
		79,926
MACHINERY — 1.6%
Actuant Corp. Class A	36	790
AGCO Corp.	94	7,116
Alamo Group, Inc.	9	1,059
Albany International Corp. Class A	12	1,082
Astec Industries, Inc.	35	1,089
Barnes Group, Inc.	27	1,392
Briggs & Stratton Corp.	60	364
Caterpillar, Inc.	334	42,188
Chart Industries, Inc. (a)	18	1,122
CIRCOR International, Inc. (a)	16	601
Colfax Corp. (a) (b)	136	3,952
Crane Co.	43	3,467
Cummins, Inc.	149	24,238
Deere & Co.	158	26,651
Donaldson Co., Inc.	54	2,812
Dover Corp.	87	8,662
EnPro Industries, Inc.	17	1,167
ESCO Technologies, Inc.	12	955
Federal Signal Corp.	35	1,146
Flowserve Corp.	80	3,737
Fortive Corp.	98	6,719
Franklin Electric Co., Inc.	26	1,243
Graco, Inc.	40	1,842
Greenbrier Cos., Inc.	86	2,590
Harsco Corp. (a)	47	891
Hillenbrand, Inc.	38	1,173
IDEX Corp.	21	3,441
Illinois Tool Works, Inc.	150	23,473
Ingersoll-Rand PLC	150	18,481
ITT, Inc.	52	3,182
John Bean Technologies Corp.	8	795
Kennametal, Inc.	48	1,476
Lincoln Electric Holdings, Inc.	31	2,690
Lindsay Corp. (b)	6	557

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Lydall, Inc. (a)	35	$872
Mueller Industries, Inc.	69	1,979
Nordson Corp.	17	2,486
Oshkosh Corp.	60	4,548
PACCAR, Inc.	331	23,173
Parker-Hannifin Corp.	80	14,449
Pentair PLC	147	5,557
Proto Labs, Inc. (a)	9	919
Snap-on, Inc.	39	6,105
SPX Corp. (a)	35	1,400
SPX FLOW, Inc. (a)	34	1,342
Standex International Corp.	6	438
Stanley Black & Decker, Inc.	90	12,997
Tennant Co.	8	566
Terex Corp.	103	2,675
Timken Co.	71	3,089
Titan International, Inc.	261	705
Toro Co.	34	2,492
Trinity Industries, Inc.	307	6,042
Wabash National Corp.	185	2,684
Wabtec Corp. (b)	61	4,383
Watts Water Technologies, Inc. Class A	16	1,500
Woodward, Inc.	22	2,372
Xylem, Inc.	62	4,936
		309,852
MARINE — 0.0% (d)
Kirby Corp. (a)	59	4,847
Matson, Inc.	62	2,326
		7,173
MEDIA — 1.9%
AMC Networks, Inc. Class A (a) (b)	72	3,539
Cable One, Inc.	2	2,509
CBS Corp. Class B	299	12,071
Charter Communications, Inc. Class A (a)	192	79,127
Comcast Corp. Class A	3,948	177,976
Discovery, Inc. Class A (a) (b)	135	3,595
Discovery, Inc. Class C (a)	311	7,657
DISH Network Corp. Class A (a)	678	23,099
EW Scripps Co. Class A	81	1,076
Fox Corp. Class A	45	1,419
Fox Corp. Class B	22	694
Gannett Co., Inc.	398	4,274
Interpublic Group of Cos., Inc.	415	8,947
John Wiley & Sons, Inc. Class A	71	3,120
Meredith Corp.	56	2,053
New Media Investment Group, Inc. (b)	197	1,736
New York Times Co. Class A (b)	47	1,339
News Corp. Class A	554	7,712
News Corp. Class B	193	2,759
Omnicom Group, Inc. (b)	211	16,521
Scholastic Corp.	41	1,548
TEGNA, Inc.	311	4,830
		367,601
Security Description	Shares	Value
METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	902	$2,047
Allegheny Technologies, Inc. (a) (b)	85	1,721
Carpenter Technology Corp.	44	2,273
Century Aluminum Co. (a)	116	770
Commercial Metals Co.	198	3,441
Compass Minerals International, Inc. (b)	31	1,751
Freeport-McMoRan, Inc.	1,691	16,183
Haynes International, Inc.	15	538
Kaiser Aluminum Corp.	13	1,287
Materion Corp.	16	982
Newmont Goldcorp Corp.	503	19,074
Nucor Corp.	356	18,124
Olympic Steel, Inc.	31	446
Reliance Steel & Aluminum Co.	101	10,066
Royal Gold, Inc.	21	2,587
Steel Dynamics, Inc.	268	7,986
SunCoke Energy, Inc. (a)	311	1,754
TimkenSteel Corp. (a) (b)	79	497
United States Steel Corp. (b)	511	5,902
Worthington Industries, Inc.	114	4,110
		101,539
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	409	7,841
ARMOUR Residential REIT, Inc. (b)	168	2,814
Capstead Mortgage Corp. REIT	253	1,860
Granite Point Mortgage Trust, Inc. REIT	60	1,124
Invesco Mortgage Capital, Inc. REIT	150	2,296
New York Mortgage Trust, Inc. REIT	420	2,558
PennyMac Mortgage Investment Trust REIT	99	2,201
Redwood Trust, Inc. REIT	113	1,854
		22,548
MULTI-UTILITIES — 1.2%
Ameren Corp.	184	14,729
Avista Corp.	84	4,069
Black Hills Corp.	46	3,529
CenterPoint Energy, Inc.	432	13,038
CMS Energy Corp.	165	10,552
Consolidated Edison, Inc.	309	29,191
Dominion Energy, Inc.	493	39,953
DTE Energy Co.	156	20,742
MDU Resources Group, Inc.	186	5,243
NiSource, Inc.	229	6,852
NorthWestern Corp.	52	3,903
Public Service Enterprise Group, Inc.	436	27,067
Sempra Energy	159	23,470
WEC Energy Group, Inc.	184	17,498
		219,836
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	142	3,479
Dillard's, Inc. Class A (b)	31	2,049

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	123	$19,550
Dollar Tree, Inc. (a)	138	15,754
JC Penney Co., Inc. (a) (b)	940	836
Kohl's Corp.	238	11,819
Macy's, Inc.	908	14,110
Nordstrom, Inc. (b)	322	10,842
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	26	1,525
Target Corp.	750	80,182
		160,146
OIL, GAS & CONSUMABLE FUELS — 6.5%
Apache Corp.	423	10,829
Bonanza Creek Energy, Inc. (a)	55	1,231
Cabot Oil & Gas Corp.	105	1,845
Callon Petroleum Co. (a) (b)	328	1,424
Carrizo Oil & Gas, Inc. (a) (b)	252	2,163
Chesapeake Energy Corp. (a) (b)	3,086	4,351
Chevron Corp.	1,976	234,354
Cimarex Energy Co.	77	3,691
CNX Resources Corp. (a)	585	4,247
Concho Resources, Inc.	123	8,352
ConocoPhillips	850	48,433
CONSOL Energy, Inc. (a)	79	1,235
Denbury Resources, Inc. (a) (b)	1,176	1,399
Devon Energy Corp.	591	14,219
Diamondback Energy, Inc.	52	4,675
EOG Resources, Inc.	288	21,375
EQT Corp.	753	8,012
Equitrans Midstream Corp. (b)	238	3,463
Exxon Mobil Corp.	4,427	312,590
Green Plains, Inc. (b)	109	1,155
Gulfport Energy Corp. (a)	442	1,198
Hess Corp.	190	11,491
HollyFrontier Corp.	464	24,889
Kinder Morgan, Inc.	2,273	46,847
Laredo Petroleum, Inc. (a)	449	1,082
Marathon Oil Corp.	946	11,607
Marathon Petroleum Corp.	968	58,806
Matador Resources Co. (a) (b)	120	1,984
Murphy Oil Corp. (b)	234	5,174
Noble Energy, Inc.	417	9,366
Oasis Petroleum, Inc. (a)	798	2,761
Occidental Petroleum Corp.	844	37,533
ONEOK, Inc.	173	12,748
Par Pacific Holdings, Inc. (a)	122	2,789
PBF Energy, Inc. Class A	336	9,136
PDC Energy, Inc. (a)	78	2,164
Penn Virginia Corp. (a)	40	1,163
Phillips 66	1,347	137,933
Pioneer Natural Resources Co.	71	8,930
QEP Resources, Inc.	737	2,727
Range Resources Corp. (b)	614	2,345
Renewable Energy Group, Inc. (a) (b)	111	1,666
REX American Resources Corp. (a)	8	611
SM Energy Co.	290	2,810
Southwestern Energy Co. (a)	1,647	3,179
Security Description	Shares	Value
SRC Energy, Inc. (a)	349	$1,626
Unit Corp. (a)	153	517
Valero Energy Corp.	1,245	106,124
Whiting Petroleum Corp. (a) (b)	269	2,160
Williams Cos., Inc.	706	16,986
World Fuel Services Corp.	190	7,589
WPX Energy, Inc. (a)	341	3,611
		1,228,595
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	125	4,074
Clearwater Paper Corp. (a)	45	950
Domtar Corp.	177	6,338
Louisiana-Pacific Corp.	99	2,434
Mercer International, Inc.	127	1,593
Neenah, Inc.	13	847
PH Glatfelter Co.	101	1,554
Schweitzer-Mauduit International, Inc.	39	1,460
		19,250
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,243	5,469
Coty, Inc. Class A (b)	841	8,839
Edgewell Personal Care Co. (a)	56	1,819
Estee Lauder Cos., Inc. Class A	74	14,722
Inter Parfums, Inc.	14	980
Medifast, Inc. (b)	4	415
Nu Skin Enterprises, Inc. Class A	38	1,616
		33,860
PHARMACEUTICALS — 2.6%
Akorn, Inc. (a)	306	1,163
Allergan PLC	389	65,465
Bristol-Myers Squibb Co.	1,005	50,963
Catalent, Inc. (a)	47	2,240
Eli Lilly & Co.	276	30,865
Endo International PLC (a)	560	1,798
Innoviva, Inc. (a)	80	843
Johnson & Johnson	1,060	137,143
Lannett Co., Inc. (a) (b)	98	1,098
Merck & Co., Inc.	960	80,813
Mylan NV (a)	601	11,888
Nektar Therapeutics (a) (b)	63	1,147
Perrigo Co. PLC	146	8,160
Pfizer, Inc.	2,628	94,424
Prestige Consumer Healthcare, Inc. (a) (b)	53	1,838
Zoetis, Inc.	69	8,597
		498,445
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	47	2,954
Equifax, Inc.	46	6,471
Exponent, Inc.	12	839
Forrester Research, Inc.	9	289
FTI Consulting, Inc. (a)	29	3,074
Heidrick & Struggles International, Inc.	19	519
IHS Markit, Ltd. (a)	150	10,032
Insperity, Inc.	18	1,775

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Kelly Services, Inc. Class A	87	$2,107
Korn Ferry	30	1,159
ManpowerGroup, Inc.	178	14,995
Navigant Consulting, Inc.	62	1,733
Nielsen Holdings PLC	415	8,819
Resources Connection, Inc.	33	561
Robert Half International, Inc.	72	4,007
TrueBlue, Inc. (a)	118	2,490
Verisk Analytics, Inc.	53	8,381
		70,205
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	269	14,259
Jones Lang LaSalle, Inc.	64	8,900
Marcus & Millichap, Inc. (a)	33	1,171
Realogy Holdings Corp. (b)	335	2,238
		26,568
ROAD & RAIL — 0.8%
ArcBest Corp.	69	2,101
Avis Budget Group, Inc. (a)	188	5,313
CSX Corp.	327	22,651
Genesee & Wyoming, Inc. Class A (a)	62	6,852
Heartland Express, Inc.	54	1,162
JB Hunt Transport Services, Inc.	65	7,192
Kansas City Southern	48	6,384
Knight-Swift Transportation Holdings, Inc. (b)	146	5,300
Landstar System, Inc.	13	1,464
Marten Transport, Ltd.	56	1,164
Norfolk Southern Corp.	125	22,457
Old Dominion Freight Line, Inc.	31	5,269
Ryder System, Inc.	150	7,765
Saia, Inc. (a)	17	1,593
Union Pacific Corp.	304	49,242
Werner Enterprises, Inc.	130	4,589
		150,498
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	23	1,320
Advanced Micro Devices, Inc. (a) (b)	117	3,392
Analog Devices, Inc.	122	13,631
Applied Materials, Inc.	552	27,545
Broadcom, Inc.	134	36,993
Brooks Automation, Inc.	24	889
Cabot Microelectronics Corp.	9	1,271
CEVA, Inc. (a)	15	448
Cirrus Logic, Inc. (a)	61	3,268
Cohu, Inc.	31	419
Cree, Inc. (a)	38	1,862
Cypress Semiconductor Corp.	219	5,111
Diodes, Inc. (a)	39	1,566
DSP Group, Inc. (a)	43	606
First Solar, Inc. (a)	81	4,699
FormFactor, Inc. (a)	57	1,063
Security Description	Shares	Value
Intel Corp.	2,622	$135,112
KLA Corp.	53	8,451
Kulicke & Soffa Industries, Inc.	63	1,479
Lam Research Corp.	94	21,724
Maxim Integrated Products, Inc.	116	6,718
Microchip Technology, Inc. (b)	87	8,083
Micron Technology, Inc. (a)	1,611	69,031
MKS Instruments, Inc.	34	3,138
Monolithic Power Systems, Inc.	6	934
Nanometrics, Inc. (a)	19	620
NVIDIA Corp.	80	13,926
Photronics, Inc. (a)	97	1,055
Power Integrations, Inc.	9	814
Qorvo, Inc. (a)	74	5,486
QUALCOMM, Inc.	923	70,406
Rambus, Inc. (a)	81	1,063
Rudolph Technologies, Inc. (a)	38	1,002
Semtech Corp. (a)	22	1,069
Silicon Laboratories, Inc. (a)	22	2,450
Skyworks Solutions, Inc.	101	8,004
SMART Global Holdings, Inc. (a)	50	1,274
SolarEdge Technologies, Inc. (a)	27	2,260
Synaptics, Inc. (a) (b)	35	1,398
Teradyne, Inc.	68	3,938
Texas Instruments, Inc.	315	40,711
Ultra Clean Holdings, Inc. (a)	116	1,698
Universal Display Corp.	6	1,007
Veeco Instruments, Inc. (a)	91	1,063
Versum Materials, Inc.	26	1,376
Xilinx, Inc.	33	3,165
Xperi Corp.	77	1,592
		524,130
SOFTWARE — 2.3%
ACI Worldwide, Inc. (a)	56	1,754
Adobe, Inc. (a)	105	29,006
Agilysys, Inc. (a)	20	512
ANSYS, Inc. (a)	28	6,198
Autodesk, Inc. (a)	30	4,431
Blackbaud, Inc.	13	1,174
Bottomline Technologies DE, Inc. (a)	12	472
Cadence Design Systems, Inc. (a)	61	4,031
CDK Global, Inc.	40	1,924
Citrix Systems, Inc.	39	3,764
CommVault Systems, Inc. (a)	16	715
Ebix, Inc. (b)	12	505
Fair Isaac Corp. (a)	5	1,518
Fortinet, Inc. (a)	39	2,994
Intuit, Inc.	35	9,308
j2 Global, Inc.	29	2,634
LivePerson, Inc. (a) (b)	13	464
LogMeIn, Inc.	26	1,845
Manhattan Associates, Inc. (a)	22	1,775
Microsoft Corp.	1,727	240,105
MicroStrategy, Inc. Class A (a)	7	1,039
Monotype Imaging Holdings, Inc.	35	693

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
OneSpan, Inc. (a)	53	$768
Oracle Corp.	1,303	71,704
Progress Software Corp.	12	457
PTC, Inc. (a)	26	1,773
Qualys, Inc. (a)	14	1,058
salesforce.com, Inc. (a)	185	27,461
Symantec Corp.	308	7,278
Synopsys, Inc. (a)	48	6,588
Teradata Corp. (a)	45	1,395
TiVo Corp.	99	754
Tyler Technologies, Inc. (a)	14	3,675
		439,772
SPECIALTY RETAIL — 2.1%
Aaron's, Inc.	65	4,177
Abercrombie & Fitch Co. Class A (b)	95	1,482
Advance Auto Parts, Inc.	36	5,954
American Eagle Outfitters, Inc.	172	2,790
Asbury Automotive Group, Inc. (a)	58	5,935
AutoNation, Inc. (a)	169	8,568
AutoZone, Inc. (a)	12	13,015
Barnes & Noble Education, Inc. (a)	98	306
Bed Bath & Beyond, Inc. (b)	394	4,192
Best Buy Co., Inc.	341	23,526
Buckle, Inc. (b)	53	1,092
Caleres, Inc.	61	1,428
CarMax, Inc. (a) (b)	143	12,584
Cato Corp. Class A	46	810
Chico's FAS, Inc.	202	814
Children's Place, Inc. (b)	10	770
Conn's, Inc. (a) (b)	72	1,790
Designer Brands, Inc. Class A (b)	99	1,695
Dick's Sporting Goods, Inc. (b)	215	8,774
Express, Inc. (a)	208	716
Five Below, Inc. (a)	13	1,639
Foot Locker, Inc.	133	5,740
GameStop Corp. Class A (b)	286	1,579
Gap, Inc.	671	11,649
Genesco, Inc. (a)	56	2,241
Group 1 Automotive, Inc.	53	4,892
Guess?, Inc. (b)	159	2,946
Haverty Furniture Cos., Inc.	53	1,074
Hibbett Sports, Inc. (a) (b)	23	527
Home Depot, Inc.	436	101,161
L Brands, Inc.	665	13,027
Lithia Motors, Inc. Class A	66	8,737
Lowe's Cos., Inc.	389	42,774
Lumber Liquidators Holdings, Inc. (a) (b)	110	1,086
MarineMax, Inc. (a)	38	588
Michaels Cos., Inc. (a) (b)	331	3,240
Monro, Inc. (b)	16	1,264
Murphy USA, Inc. (a)	83	7,080
Office Depot, Inc.	1,557	2,733
O'Reilly Automotive, Inc. (a)	28	11,158
Rent-A-Center, Inc.	64	1,651
RH (a)	18	3,075
Security Description	Shares	Value
Ross Stores, Inc.	124	$13,621
Sally Beauty Holdings, Inc. (a) (b)	170	2,531
Shoe Carnival, Inc. (b)	29	940
Signet Jewelers, Ltd. (b)	146	2,447
Sleep Number Corp. (a)	27	1,116
Sonic Automotive, Inc. Class A (b)	74	2,324
Tailored Brands, Inc. (b)	140	616
Tiffany & Co. (b)	50	4,632
TJX Cos., Inc.	489	27,257
Tractor Supply Co.	51	4,612
Ulta Salon Cosmetics & Fragrance, Inc. (a)	21	5,264
Urban Outfitters, Inc. (a) (b)	108	3,034
Vitamin Shoppe, Inc. (a)	30	196
Williams-Sonoma, Inc. (b)	92	6,254
Zumiez, Inc. (a)	23	729
		405,852
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	2,021	452,643
Diebold Nixdorf, Inc. (a) (b)	258	2,890
Hewlett Packard Enterprise Co.	3,973	60,270
HP, Inc.	2,204	41,700
NCR Corp. (a) (b)	173	5,460
NetApp, Inc.	85	4,463
Seagate Technology PLC	346	18,611
Western Digital Corp.	878	52,364
Xerox Holdings Corp.	590	17,647
		656,048
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	157	5,206
Carter's, Inc.	27	2,463
Crocs, Inc. (a)	32	888
Deckers Outdoor Corp. (a)	15	2,210
Fossil Group, Inc. (a)	128	1,601
G-III Apparel Group, Ltd. (a)	45	1,160
Hanesbrands, Inc. (b)	305	4,673
Kontoor Brands, Inc. (b)	19	667
Movado Group, Inc.	19	472
NIKE, Inc. Class B	388	36,441
Oxford Industries, Inc.	14	1,004
PVH Corp.	65	5,735
Ralph Lauren Corp.	54	5,155
Skechers U.S.A., Inc. Class A (a)	125	4,669
Steven Madden, Ltd.	55	1,968
Tapestry, Inc.	269	7,007
Under Armour, Inc. Class A (a) (b)	63	1,256
Under Armour, Inc. Class C (a)	63	1,142
Unifi, Inc. (a)	19	417
VF Corp.	136	12,103
Wolverine World Wide, Inc.	64	1,809
		98,046
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	40	1,106

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Dime Community Bancshares, Inc.	63	$1,349
Flagstar Bancorp, Inc.	85	3,175
HomeStreet, Inc. (a)	53	1,448
Meta Financial Group, Inc.	52	1,696
New York Community Bancorp, Inc. (b)	671	8,421
NMI Holdings, Inc. Class A (a)	38	998
Northfield Bancorp, Inc.	56	899
Northwest Bancshares, Inc.	100	1,639
Oritani Financial Corp.	46	814
Provident Financial Services, Inc.	98	2,404
TrustCo Bank Corp. NY	174	1,418
Walker & Dunlop, Inc.	33	1,845
Washington Federal, Inc.	103	3,810
		31,022
TOBACCO — 0.7%
Altria Group, Inc.	1,405	57,464
Philip Morris International, Inc.	917	69,628
Universal Corp.	36	1,973
		129,065
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	26	1,477
DXP Enterprises, Inc. (a)	31	1,076
Fastenal Co.	218	7,122
GATX Corp.	53	4,109
Kaman Corp.	25	1,486
MSC Industrial Direct Co., Inc. Class A	38	2,756
NOW, Inc. (a)	127	1,457
United Rentals, Inc. (a)	115	14,334
Veritiv Corp. (a)	16	289
W.W. Grainger, Inc.	26	7,726
Watsco, Inc.	27	4,568
		46,400
WATER UTILITIES — 0.1%
American States Water Co.	12	1,078
American Water Works Co., Inc.	71	8,820
Aqua America, Inc.	79	3,542
California Water Service Group	16	847
		14,287
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	50	597
Security Description	Shares	Value
Telephone & Data Systems, Inc.	260	$6,708
		7,305
TOTAL COMMON STOCKS (Cost $19,456,621)		18,861,965
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a) (e)	65	34
TOTAL RIGHTS (Cost $28)		34
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	20,959	20,961
State Street Navigator Securities Lending Portfolio III (c) (h)	57,783	57,783
TOTAL SHORT-TERM INVESTMENTS (Cost $78,743)		78,744
TOTAL INVESTMENTS — 100.2% (Cost $19,535,392)		18,940,743
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(43,459)
NET ASSETS — 100.0%		$18,897,284
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $34, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,861,965	$—	$—	$18,861,965
Rights	—	34	—	34
Short-Term Investments	78,744	—	—	78,744
TOTAL INVESTMENTS	$18,940,709	$34	$—	$18,940,743
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	545	$30,553	$—	$—	$—	$1,705	545	$32,258	$283
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	146,167	125,207	—	1	20,959	20,961	65
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,124	27,124	81,893	109,017	—	—	—	—	80
State Street Navigator Securities Lending Portfolio III	36,403	36,403	110,281	88,901	—	—	57,783	57,783	263
Total		$94,080	$338,341	$323,125	$—	$1,706		$111,002	$691
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Axon Enterprise, Inc. (a)	109,676	$6,227,403
Curtiss-Wright Corp.	79,097	10,232,779
Teledyne Technologies, Inc. (a)	33,042	10,639,194
		27,099,376
AIR FREIGHT & LOGISTICS — 0.3%
XPO Logistics, Inc. (a) (b)	71,680	5,130,138
AUTO COMPONENTS — 0.6%
Gentex Corp.	344,249	9,478,896
BANKS — 3.0%
BancorpSouth Bank	83,216	2,464,026
Bank of Hawaii Corp.	35,328	3,035,735
Commerce Bancshares, Inc.	117,019	7,097,202
East West Bancorp, Inc.	136,775	6,057,765
First Financial Bankshares, Inc. (b)	251,345	8,377,329
FNB Corp.	276,581	3,188,979
Home BancShares, Inc.	130,674	2,456,018
Signature Bank	60,777	7,245,834
Sterling Bancorp	189,845	3,808,290
UMB Financial Corp.	79,936	5,162,267
		48,893,445
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a) (b)	16,958	6,174,069
BIOTECHNOLOGY — 0.9%
Exelixis, Inc. (a)	285,859	5,055,417
Ligand Pharmaceuticals, Inc. (a) (b)	35,163	3,500,125
Repligen Corp. (a)	85,851	6,583,913
		15,139,455
BUILDING PRODUCTS — 1.4%
Lennox International, Inc.	65,261	15,856,465
Trex Co., Inc. (a) (b)	70,267	6,389,378
		22,245,843
CAPITAL MARKETS — 2.5%
Eaton Vance Corp.	127,617	5,733,832
Evercore, Inc. Class A	33,201	2,659,400
FactSet Research Systems, Inc.	71,196	17,298,492
Federated Investors, Inc. Class B	85,379	2,767,133
Interactive Brokers Group, Inc. Class A	97,283	5,231,880
SEI Investments Co.	129,146	7,652,546
		41,343,283
CHEMICALS — 2.6%
Cabot Corp.	59,920	2,715,574
Chemours Co.	302,576	4,520,485
Ingevity Corp. (a)	44,117	3,742,886
NewMarket Corp.	9,019	4,257,780
RPM International, Inc.	240,032	16,516,602
Scotts Miracle-Gro Co.	46,689	4,753,874
Sensient Technologies Corp.	36,764	2,523,849
Security Description	Shares	Value
Valvoline, Inc.	146,271	$3,222,350
		42,253,400
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Brink's Co.	49,068	4,070,191
Clean Harbors, Inc. (a)	55,154	4,257,889
Healthcare Services Group, Inc. (b)	75,490	1,833,652
KAR Auction Services, Inc. (b)	172,890	4,244,449
MSA Safety, Inc.	65,943	7,195,041
Tetra Tech, Inc.	49,582	4,301,734
		25,902,956
COMMUNICATIONS EQUIPMENT — 1.4%
Ciena Corp. (a)	287,056	11,261,207
InterDigital, Inc.	34,012	1,784,610
Lumentum Holdings, Inc. (a) (b)	73,983	3,962,529
Plantronics, Inc.	34,815	1,299,296
ViaSat, Inc. (a)	53,309	4,015,234
		22,322,876
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	39,700	3,573,397
CONSUMER FINANCE — 1.0%
FirstCash, Inc.	79,508	7,288,498
Green Dot Corp. Class A (a)	88,235	2,227,934
SLM Corp.	789,465	6,967,029
		16,483,461
CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	65,163	7,718,557
Greif, Inc. Class A	21,845	827,707
		8,546,264
DISTRIBUTORS — 0.9%
Pool Corp.	74,464	15,019,389
DIVERSIFIED CONSUMER SERVICES — 1.5%
Adtalem Global Education, Inc. (a)	101,676	3,872,839
Service Corp. International	337,537	16,137,644
Sotheby's (a)	29,281	1,668,431
WW International, Inc. (a)	85,944	3,250,402
		24,929,316
ELECTRIC UTILITIES — 1.2%
Hawaiian Electric Industries, Inc.	98,784	4,505,538
IDACORP, Inc.	53,166	5,990,213
OGE Energy Corp.	207,457	9,414,399
		19,910,150
ELECTRICAL EQUIPMENT — 0.9%
EnerSys	52,655	3,472,070
Hubbell, Inc.	61,460	8,075,844
Regal Beloit Corp.	40,322	2,937,458
		14,485,372
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Cognex Corp.	154,802	7,605,422

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Littelfuse, Inc.	45,514	$8,070,088
National Instruments Corp.	219,677	9,224,237
Trimble, Inc. (a)	468,958	18,200,260
Zebra Technologies Corp. Class A (a)	100,727	20,787,031
		63,887,038
ENERGY EQUIPMENT & SERVICES — 0.4%
Apergy Corp. (a)	73,076	1,976,706
Core Laboratories NV (b)	45,968	2,143,028
Transocean, Ltd. (a) (b)	489,576	2,188,405
		6,308,139
ENTERTAINMENT — 1.6%
Cinemark Holdings, Inc. (b)	88,798	3,431,155
Live Nation Entertainment, Inc. (a)	257,407	17,076,380
World Wrestling Entertainment, Inc. Class A (b)	88,042	6,264,188
		26,771,723
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.2%
American Campus Communities, Inc. REIT	254,267	12,225,157
Brixmor Property Group, Inc. REIT	270,123	5,480,796
Camden Property Trust REIT	105,739	11,738,086
CoreCivic, Inc. REIT	105,784	1,827,948
CoreSite Realty Corp. REIT	40,994	4,995,119
Cousins Properties, Inc. REIT	133,090	5,002,853
CyrusOne, Inc. REIT (b)	210,947	16,685,908
Douglas Emmett, Inc. REIT	158,510	6,788,983
EastGroup Properties, Inc. REIT	69,507	8,689,765
EPR Properties REIT	94,875	7,292,092
First Industrial Realty Trust, Inc. REIT	152,201	6,021,072
GEO Group, Inc. REIT	94,262	1,634,503
Healthcare Realty Trust, Inc. REIT	141,158	4,728,793
Highwoods Properties, Inc. REIT	91,742	4,122,885
JBG SMITH Properties REIT	152,895	5,995,013
Lamar Advertising Co. Class A REIT	93,871	7,690,851
Liberty Property Trust REIT	160,593	8,243,239
Life Storage, Inc. REIT	86,375	9,104,789
Mack-Cali Realty Corp. REIT	108,959	2,360,052
Medical Properties Trust, Inc. REIT	831,620	16,266,487
National Retail Properties, Inc. REIT	319,701	18,031,136
Omega Healthcare Investors, Inc. REIT	403,462	16,860,677
Park Hotels & Resorts, Inc. REIT	248,458	6,203,996
Pebblebrook Hotel Trust REIT (b)	113,601	3,160,380
PS Business Parks, Inc. REIT	21,116	3,842,056
Rayonier, Inc. REIT	141,541	3,991,456
Spirit Realty Capital, Inc. REIT	94,844	4,539,234
Tanger Factory Outlet Centers, Inc. REIT (b)	72,672	1,124,963
Security Description	Shares	Value
Taubman Centers, Inc. REIT	66,830	$2,728,669
Uniti Group, Inc. REIT (b)	360,865	2,802,117
Urban Edge Properties REIT	106,527	2,108,169
Weingarten Realty Investors REIT	132,027	3,845,947
		216,133,191
FOOD PRODUCTS — 1.4%
Flowers Foods, Inc.	178,302	4,124,125
Lancaster Colony Corp.	36,590	5,073,203
Post Holdings, Inc. (a)	127,140	13,456,498
Tootsie Roll Industries, Inc. (b)	31,251	1,160,662
		23,814,488
GAS UTILITIES — 2.2%
National Fuel Gas Co.	159,719	7,494,015
ONE Gas, Inc.	50,752	4,877,775
Spire, Inc.	42,346	3,694,265
UGI Corp.	389,015	19,555,784
		35,621,839
HEALTH CARE EQUIPMENT & SUPPLIES — 7.8%
Avanos Medical, Inc. (a)	88,335	3,309,029
Cantel Medical Corp.	31,967	2,391,132
Globus Medical, Inc. Class A (a)	141,865	7,252,139
Haemonetics Corp. (a)	94,004	11,857,665
Hill-Rom Holdings, Inc.	123,611	13,007,585
ICU Medical, Inc. (a)	35,588	5,679,845
Integra LifeSciences Holdings Corp. (a)	131,396	7,892,958
LivaNova PLC (a)	89,518	6,605,533
Masimo Corp. (a)	90,824	13,513,703
NuVasive, Inc. (a)	96,374	6,108,184
Penumbra, Inc. (a) (b)	59,215	7,963,825
STERIS PLC	157,533	22,761,943
West Pharmaceutical Services, Inc.	137,257	19,465,788
		127,809,329
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Amedisys, Inc. (a)	59,528	7,798,763
Chemed Corp.	29,484	12,311,634
Covetrus, Inc. (a) (b)	81,111	964,410
Encompass Health Corp.	182,607	11,555,371
HealthEquity, Inc. (a)	130,690	7,468,280
Molina Healthcare, Inc. (a)	116,058	12,733,884
Tenet Healthcare Corp. (a)	86,141	1,905,439
		54,737,781
HEALTH CARE TECHNOLOGY — 0.4%
Medidata Solutions, Inc. (a)	69,137	6,326,035
HOTELS, RESTAURANTS & LEISURE — 5.2%
Brinker International, Inc. (b)	69,453	2,963,559
Cheesecake Factory, Inc. (b)	38,051	1,585,966
Churchill Downs, Inc.	65,931	8,139,512
Cracker Barrel Old Country Store, Inc. (b)	24,467	3,979,558

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Domino's Pizza, Inc.	76,816	$18,788,425
Dunkin' Brands Group, Inc.	90,307	7,166,763
Eldorado Resorts, Inc. (a) (b)	120,866	4,818,927
International Speedway Corp. Class A	21,153	952,097
Jack in the Box, Inc.	30,144	2,746,721
Papa John's International, Inc. (b)	20,706	1,083,959
Penn National Gaming, Inc. (a) (b)	116,878	2,176,853
Scientific Games Corp. Class A (a) (b)	99,950	2,033,982
Six Flags Entertainment Corp.	69,959	3,553,218
Texas Roadhouse, Inc.	78,657	4,131,066
Wendy's Co.	341,399	6,821,152
Wyndham Destinations, Inc.	110,953	5,106,057
Wyndham Hotels & Resorts, Inc.	178,473	9,234,193
		85,282,008
HOUSEHOLD DURABLES — 0.7%
Helen of Troy, Ltd. (a)	46,438	7,321,415
Tempur Sealy International, Inc. (a)	47,728	3,684,602
		11,006,017
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	60,523	2,637,592
INDUSTRIAL CONGLOMERATES — 0.6%
Carlisle Cos., Inc.	67,027	9,755,110
INSURANCE — 2.6%
Brown & Brown, Inc.	432,038	15,579,290
Genworth Financial, Inc. Class A (a)	419,211	1,844,528
Hanover Insurance Group, Inc.	30,720	4,163,789
Kemper Corp.	49,880	3,888,146
Mercury General Corp.	23,065	1,288,872
Primerica, Inc.	77,485	9,858,417
Selective Insurance Group, Inc.	71,395	5,368,190
		41,991,232
INTERACTIVE MEDIA & SERVICES — 0.2%
Yelp, Inc. (a)	119,589	4,155,718
INTERNET & DIRECT MARKETING RETAIL — 1.1%
Etsy, Inc. (a) (b)	176,151	9,952,532
GrubHub, Inc. (a) (b)	133,606	7,509,993
		17,462,525
IT SERVICES — 3.2%
CoreLogic, Inc. (a)	148,267	6,860,314
KBR, Inc.	123,177	3,022,764
LiveRamp Holdings, Inc. (a)	125,139	5,375,971
MAXIMUS, Inc.	118,110	9,125,179
Sabre Corp.	506,484	11,342,709
WEX, Inc. (a)	80,127	16,191,263
		51,918,200
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc. (a) (b)	313,350	3,569,056
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 3.0%
Bio-Rad Laboratories, Inc. Class A (a)	40,050	$13,326,237
Bio-Techne Corp.	70,477	13,790,234
Charles River Laboratories International, Inc. (a)	50,845	6,730,353
PRA Health Sciences, Inc. (a)	116,245	11,534,991
Syneos Health, Inc. (a) (b)	66,646	3,546,234
		48,928,049
MACHINERY — 4.1%
Crane Co.	55,673	4,488,914
Donaldson Co., Inc.	153,396	7,988,864
Graco, Inc.	182,162	8,386,738
ITT, Inc.	162,907	9,968,279
Kennametal, Inc.	152,568	4,689,940
Lincoln Electric Holdings, Inc.	60,546	5,252,971
Nordson Corp.	40,695	5,952,051
Toro Co.	120,343	8,821,142
Woodward, Inc.	104,211	11,237,072
		66,785,971
MARINE — 0.2%
Kirby Corp. (a)	49,886	4,098,634
MEDIA — 1.2%
AMC Networks, Inc. Class A (a) (b)	40,076	1,970,136
Cable One, Inc.	5,765	7,233,345
John Wiley & Sons, Inc. Class A	52,118	2,290,065
New York Times Co. Class A (b)	267,704	7,624,210
		19,117,756
METALS & MINING — 0.9%
Allegheny Technologies, Inc. (a) (b)	233,286	4,724,042
Royal Gold, Inc. (b)	77,663	9,568,858
		14,292,900
MULTI-UTILITIES — 0.8%
Black Hills Corp.	113,051	8,674,403
NorthWestern Corp.	54,138	4,063,057
		12,737,460
MULTILINE RETAIL — 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	101,183	5,933,371
OIL, GAS & CONSUMABLE FUELS — 1.3%
Antero Midstream Corp. (b)	119,612	885,129
Chesapeake Energy Corp. (a) (b)	1,033,937	1,457,851
CNX Resources Corp. (a)	347,151	2,520,316
Equitrans Midstream Corp. (b)	377,607	5,494,182
Matador Resources Co. (a) (b)	132,780	2,194,853
Murphy Oil Corp. (b)	285,234	6,306,524
PBF Energy, Inc. Class A	86,761	2,359,032
Southwestern Energy Co. (a) (b)	460,832	889,406
		22,107,293

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	98,405	$2,418,795
PERSONAL PRODUCTS — 0.1%
Edgewell Personal Care Co. (a)	49,146	1,596,754
PHARMACEUTICALS — 0.4%
Catalent, Inc. (a)	154,063	7,342,643
PROFESSIONAL SERVICES — 0.8%
ASGN, Inc. (a)	97,912	6,154,748
Insperity, Inc.	72,035	7,104,092
		13,258,840
ROAD & RAIL — 1.5%
Genesee & Wyoming, Inc. Class A (a)	52,355	5,785,751
Landstar System, Inc.	46,931	5,283,492
Old Dominion Freight Line, Inc.	80,026	13,602,019
		24,671,262
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Cree, Inc. (a)	197,934	9,698,766
Cypress Semiconductor Corp.	688,150	16,061,421
Monolithic Power Systems, Inc.	74,443	11,585,564
Semtech Corp. (a)	123,153	5,986,467
Silicon Laboratories, Inc. (a)	80,242	8,934,947
Synaptics, Inc. (a) (b)	35,635	1,423,618
Teradyne, Inc.	194,977	11,291,118
Universal Display Corp.	51,829	8,702,089
Versum Materials, Inc.	139,495	7,383,471
		81,067,461
SOFTWARE — 5.4%
ACI Worldwide, Inc. (a)	219,083	6,862,775
Blackbaud, Inc.	56,464	5,100,958
CDK Global, Inc.	91,943	4,421,539
CommVault Systems, Inc. (a)	78,914	3,528,245
Fair Isaac Corp. (a)	53,507	16,240,445
j2 Global, Inc. (b)	85,991	7,809,702
Manhattan Associates, Inc. (a)	82,277	6,637,285
PTC, Inc. (a)	191,882	13,082,515
Teradata Corp. (a)	211,169	6,546,239
Tyler Technologies, Inc. (a)	71,814	18,851,175
		89,080,878
SPECIALTY RETAIL — 2.0%
Aaron's, Inc.	66,245	4,256,904
Five Below, Inc. (a)	103,040	12,993,344
Foot Locker, Inc.	99,500	4,294,420
Sally Beauty Holdings, Inc. (a) (b)	140,597	2,093,489
Urban Outfitters, Inc. (a) (b)	130,489	3,665,436
Williams-Sonoma, Inc. (b)	75,308	5,119,438
		32,423,031
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter's, Inc. (b)	42,227	$3,851,525
Deckers Outdoor Corp. (a)	53,473	7,879,781
		11,731,306
THRIFTS & MORTGAGE FINANCE — 0.3%
LendingTree, Inc. (a) (b)	14,157	4,394,758
TRADING COMPANIES & DISTRIBUTORS — 0.4%
GATX Corp.	30,185	2,340,243
MSC Industrial Direct Co., Inc. Class A	44,115	3,199,661
NOW, Inc. (a) (b)	90,638	1,039,618
		6,579,522
WATER UTILITIES — 0.5%
Aqua America, Inc.	183,710	8,235,719
TOTAL COMMON STOCKS (Cost $1,492,827,385)		1,634,920,510
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	2,021,079	2,021,282
State Street Navigator Securities Lending Portfolio III (e) (f)	55,578,568	55,578,568
TOTAL SHORT-TERM INVESTMENTS (Cost $57,599,850)		57,599,850
TOTAL INVESTMENTS — 103.3% (Cost $1,550,427,235)		1,692,520,360
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(54,741,198)
NET ASSETS — 100.0%		$1,637,779,162
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,634,920,510	$—	$—	$1,634,920,510
Short-Term Investments	57,599,850	—	—	57,599,850
TOTAL INVESTMENTS	$1,692,520,360	$—	$—	$1,692,520,360
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$10,815,639	$8,794,303	$(54)	$—	2,021,079	$2,021,282	$2,483
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,884,043	1,884,043	2,825,637	4,709,680	—	—	—	—	2,339
State Street Navigator Securities Lending Portfolio III	18,127,486	18,127,486	64,101,884	26,650,802	—	—	55,578,568	55,578,568	22,355
Total		$20,011,529	$77,743,160	$40,154,785	$(54)	$—		$57,599,850	$27,177
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.7%
Teledyne Technologies, Inc. (a)	30,200	$9,724,098
AIR FREIGHT & LOGISTICS — 0.4%
XPO Logistics, Inc. (a) (b)	86,570	6,195,815
AIRLINES — 0.6%
JetBlue Airways Corp. (a)	480,820	8,053,735
AUTO COMPONENTS — 1.5%
Adient PLC	144,980	3,328,741
Dana, Inc.	237,837	3,434,366
Delphi Technologies PLC (b)	146,133	1,958,182
Gentex Corp.	113,689	3,130,427
Goodyear Tire & Rubber Co.	384,210	5,534,545
Visteon Corp. (a) (b)	46,193	3,812,770
		21,199,031
AUTOMOBILES — 0.4%
Thor Industries, Inc.	89,714	5,081,401
BANKS — 11.0%
Associated Banc-Corp.	267,950	5,425,987
BancorpSouth Bank	80,488	2,383,250
Bank of Hawaii Corp.	35,576	3,057,046
Bank OZK	199,760	5,447,455
Cathay General Bancorp	125,303	4,352,400
Commerce Bancshares, Inc.	58,754	3,563,430
Cullen/Frost Bankers, Inc.	92,512	8,191,938
East West Bancorp, Inc.	120,214	5,324,278
First Horizon National Corp.	507,263	8,217,661
FNB Corp.	289,897	3,342,512
Fulton Financial Corp.	274,777	4,445,892
Hancock Whitney Corp.	144,039	5,515,973
Home BancShares, Inc.	140,671	2,643,911
International Bancshares Corp.	93,329	3,604,366
PacWest Bancorp	191,610	6,963,107
Pinnacle Financial Partners, Inc.	117,124	6,646,787
Prosperity Bancshares, Inc. (b)	113,106	7,988,677
Signature Bank	36,157	4,310,638
Sterling Bancorp	169,493	3,400,030
Synovus Financial Corp.	250,677	8,964,210
TCF Financial Corp.	249,402	9,494,734
Texas Capital Bancshares, Inc. (a)	83,109	4,541,907
Trustmark Corp.	106,410	3,629,645
Umpqua Holdings Corp.	356,275	5,864,286
United Bankshares, Inc.	164,979	6,247,755
Valley National Bancorp	536,791	5,834,918
Webster Financial Corp.	149,378	7,001,347
Wintrust Financial Corp.	91,696	5,926,312
		152,330,452
BIOTECHNOLOGY — 0.7%
Exelixis, Inc. (a)	245,274	4,337,670
United Therapeutics Corp. (a)	72,425	5,775,894
		10,113,564
BUILDING PRODUCTS — 1.2%
Owens Corning	176,895	11,179,764
Security Description	Shares	Value
Resideo Technologies, Inc. (a)	202,887	$2,911,429
Trex Co., Inc. (a) (b)	33,983	3,090,074
		17,181,267
CAPITAL MARKETS — 2.4%
Eaton Vance Corp.	72,876	3,274,319
Evercore, Inc. Class A	36,200	2,899,620
Federated Investors, Inc. Class B	79,724	2,583,855
Interactive Brokers Group, Inc. Class A	40,545	2,180,510
Janus Henderson Group PLC (b)	262,826	5,903,072
Legg Mason, Inc.	134,768	5,146,790
SEI Investments Co.	94,319	5,588,872
Stifel Financial Corp.	112,697	6,466,554
		34,043,592
CHEMICALS — 2.5%
Ashland Global Holdings, Inc.	98,162	7,563,382
Cabot Corp.	42,416	1,922,293
Ingevity Corp. (a)	29,791	2,527,469
Minerals Technologies, Inc.	57,973	3,077,787
NewMarket Corp.	4,104	1,937,457
Olin Corp.	271,449	5,081,525
PolyOne Corp.	127,009	4,146,844
Scotts Miracle-Gro Co.	22,527	2,293,699
Sensient Technologies Corp.	37,093	2,546,435
Valvoline, Inc.	180,406	3,974,344
		35,071,235
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Brink's Co.	38,785	3,217,216
Clean Harbors, Inc. (a)	35,361	2,729,869
Deluxe Corp.	70,984	3,489,573
Healthcare Services Group, Inc. (b)	55,140	1,339,351
Herman Miller, Inc.	97,548	4,495,987
HNI Corp.	71,439	2,536,085
KAR Auction Services, Inc. (b)	66,215	1,625,578
Stericycle, Inc. (a) (b)	147,721	7,523,431
Tetra Tech, Inc.	46,091	3,998,855
		30,955,945
COMMUNICATIONS EQUIPMENT — 0.8%
InterDigital, Inc.	21,727	1,140,016
Lumentum Holdings, Inc. (a)	61,358	3,286,334
NetScout Systems, Inc. (a)	110,325	2,544,095
Plantronics, Inc.	22,534	840,969
ViaSat, Inc. (a)	47,632	3,587,642
		11,399,056
CONSTRUCTION & ENGINEERING — 2.8%
AECOM (a)	256,310	9,627,004
Dycom Industries, Inc. (a)	52,067	2,658,020
EMCOR Group, Inc.	91,117	7,846,996
Fluor Corp.	231,181	4,422,493
Granite Construction, Inc.	77,363	2,485,673
MasTec, Inc. (a) (b)	97,643	6,339,960

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Valmont Industries, Inc.	35,750	$4,949,230
		38,329,376
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	34,040	3,063,940
CONSUMER FINANCE — 0.3%
Navient Corp.	335,171	4,290,189
CONTAINERS & PACKAGING — 1.6%
AptarGroup, Inc.	47,608	5,639,168
Greif, Inc. Class A	24,834	940,960
Owens-Illinois, Inc.	256,845	2,637,798
Silgan Holdings, Inc.	128,623	3,863,192
Sonoco Products Co.	162,652	9,467,973
		22,549,091
DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B	7,023	4,659,409
Sotheby's (a)	28,977	1,651,110
		6,310,519
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Jefferies Financial Group, Inc.	410,910	7,560,744
ELECTRIC UTILITIES — 2.1%
ALLETE, Inc.	83,764	7,321,811
Hawaiian Electric Industries, Inc.	91,865	4,189,963
IDACORP, Inc.	35,839	4,037,980
OGE Energy Corp.	142,668	6,474,274
PNM Resources, Inc.	129,068	6,721,861
		28,745,889
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	64,795	8,733,718
EnerSys	23,186	1,528,885
Hubbell, Inc.	35,065	4,607,541
nVent Electric PLC	257,128	5,667,101
Regal Beloit Corp.	33,278	2,424,302
		22,961,547
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Arrow Electronics, Inc. (a)	135,141	10,078,816
Avnet, Inc.	168,075	7,476,816
Belden, Inc.	63,799	3,403,039
Cognex Corp.	140,969	6,925,807
Coherent, Inc. (a) (b)	39,609	6,088,695
II-VI, Inc. (a)	141,210	4,972,004
Jabil, Inc.	225,737	8,074,613
SYNNEX Corp.	66,215	7,475,674
Tech Data Corp. (a)	57,558	5,999,846
Vishay Intertechnology, Inc.	218,740	3,703,268
		64,198,578
ENERGY EQUIPMENT & SERVICES — 0.8%
Apergy Corp. (a)	62,710	1,696,306
Core Laboratories NV (b)	32,260	1,503,961
Oceaneering International, Inc. (a)	163,476	2,215,100
Security Description	Shares	Value
Patterson-UTI Energy, Inc.	334,833	$2,862,822
Transocean, Ltd. (a) (b)	513,177	2,293,901
		10,572,090
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (b)	96,880	3,743,443
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.7%
Alexander & Baldwin, Inc.	112,201	2,750,047
Brixmor Property Group, Inc. REIT	250,975	5,092,283
Camden Property Trust REIT	64,350	7,143,493
CoreCivic, Inc. REIT	102,332	1,768,297
CoreSite Realty Corp. REIT	24,375	2,970,094
Corporate Office Properties Trust REIT	184,989	5,508,972
Cousins Properties, Inc. REIT	123,646	4,647,853
Douglas Emmett, Inc. REIT	130,676	5,596,853
EPR Properties REIT	42,256	3,247,796
First Industrial Realty Trust, Inc. REIT	73,375	2,902,715
GEO Group, Inc. REIT	116,255	2,015,862
Healthcare Realty Trust, Inc. REIT	87,521	2,931,954
Highwoods Properties, Inc. REIT	89,152	4,006,491
JBG SMITH Properties REIT	58,517	2,294,452
Kilroy Realty Corp. REIT	151,160	11,773,852
Lamar Advertising Co. Class A REIT	58,214	4,769,473
Liberty Property Trust REIT	114,897	5,897,663
Mack-Cali Realty Corp. REIT	52,415	1,135,309
Park Hotels & Resorts, Inc. REIT	169,959	4,243,876
Pebblebrook Hotel Trust REIT (b)	114,395	3,182,469
PotlatchDeltic Corp. REIT (b)	111,000	4,560,435
PS Business Parks, Inc. REIT	14,225	2,588,239
Rayonier, Inc. REIT	87,863	2,477,737
Sabra Health Care REIT, Inc.	307,142	7,051,980
Senior Housing Properties Trust REIT	392,817	3,635,521
Service Properties Trust REIT	271,774	7,009,051
Spirit Realty Capital, Inc. REIT	63,071	3,018,578
Tanger Factory Outlet Centers, Inc. REIT (b)	89,669	1,388,076
Taubman Centers, Inc. REIT	41,493	1,694,159
Urban Edge Properties REIT	95,067	1,881,376
Weingarten Realty Investors REIT	78,758	2,294,221
		121,479,177
FOOD & STAPLES RETAILING — 1.0%
Casey's General Stores, Inc.	59,749	9,629,149
Sprouts Farmers Market, Inc. (a)	195,196	3,775,090
		13,404,239
FOOD PRODUCTS — 2.0%
Flowers Foods, Inc.	158,309	3,661,687
Hain Celestial Group, Inc. (a) (b)	132,623	2,848,079
Ingredion, Inc.	108,409	8,861,352
Pilgrim's Pride Corp. (a)	86,485	2,771,412

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Sanderson Farms, Inc.	32,549	$4,925,640
TreeHouse Foods, Inc. (a) (b)	92,841	5,148,033
		28,216,203
GAS UTILITIES — 1.6%
New Jersey Resources Corp.	145,769	6,591,674
ONE Gas, Inc.	41,838	4,021,050
Southwest Gas Holdings, Inc.	88,189	8,028,727
Spire, Inc.	45,777	3,993,585
		22,635,036
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Cantel Medical Corp.	31,965	2,390,982
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Acadia Healthcare Co., Inc. (a) (b)	146,246	4,545,326
Covetrus, Inc. (a) (b)	90,108	1,071,384
MEDNAX, Inc. (a)	139,151	3,147,596
Patterson Cos., Inc. (b)	140,148	2,497,437
Tenet Healthcare Corp. (a)	94,037	2,080,098
		13,341,841
HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	275,432	3,024,243
Medidata Solutions, Inc. (a)	41,147	3,764,951
		6,789,194
HOTELS, RESTAURANTS & LEISURE — 3.0%
Boyd Gaming Corp.	132,209	3,166,406
Caesars Entertainment Corp. (a)	903,875	10,539,183
Cheesecake Factory, Inc. (b)	33,963	1,415,578
Cracker Barrel Old Country Store, Inc. (b)	17,945	2,918,754
Dunkin' Brands Group, Inc.	56,005	4,444,557
International Speedway Corp. Class A	20,532	924,145
Jack in the Box, Inc.	16,153	1,471,861
Marriott Vacations Worldwide Corp.	62,779	6,504,532
Papa John's International, Inc. (b)	18,069	945,912
Penn National Gaming, Inc. (a) (b)	77,633	1,445,915
Six Flags Entertainment Corp.	68,686	3,488,562
Texas Roadhouse, Inc.	38,447	2,019,236
Wyndham Destinations, Inc.	53,876	2,479,374
		41,764,015
HOUSEHOLD DURABLES — 1.4%
KB Home	141,279	4,803,486
Tempur Sealy International, Inc. (a)	33,483	2,584,887
Toll Brothers, Inc.	209,716	8,608,842
TRI Pointe Group, Inc. (a)	235,117	3,536,160
		19,533,375
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	51,909	2,262,194
Security Description	Shares	Value
Spectrum Brands Holdings, Inc.	10,216	$538,567
		2,800,761
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	33,679	4,901,642
INSURANCE — 9.2%
Alleghany Corp. (a)	23,533	18,773,686
American Financial Group, Inc.	121,572	13,111,540
Brighthouse Financial, Inc. (a)	180,642	7,310,582
CNO Financial Group, Inc.	257,737	4,079,977
First American Financial Corp.	182,309	10,758,054
Genworth Financial, Inc. Class A (a)	457,417	2,012,635
Hanover Insurance Group, Inc.	37,896	5,136,424
Kemper Corp.	58,972	4,596,867
Mercury General Corp.	24,233	1,354,140
Old Republic International Corp.	463,551	10,925,897
Reinsurance Group of America, Inc.	102,348	16,363,398
RenaissanceRe Holdings, Ltd.	71,979	13,924,338
Selective Insurance Group, Inc.	34,330	2,581,273
WR Berkley Corp.	235,944	17,042,235
		127,971,046
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Etsy, Inc. (a) (b)	41,770	2,360,005
GrubHub, Inc. (a) (b)	31,672	1,780,283
		4,140,288
IT SERVICES — 1.8%
CACI International, Inc. Class A (a)	40,452	9,354,929
KBR, Inc.	124,679	3,059,623
Perspecta, Inc.	223,141	5,828,443
Science Applications International Corp.	79,498	6,944,150
		25,187,145
LEISURE EQUIPMENT & PRODUCTS — 1.4%
Brunswick Corp.	138,966	7,242,908
Mattel, Inc. (a) (b)	291,160	3,316,312
Polaris, Inc.	93,270	8,208,693
		18,767,913
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Charles River Laboratories International, Inc. (a)	35,486	4,697,282
Syneos Health, Inc. (a)	41,477	2,206,991
		6,904,273
MACHINERY — 4.3%
AGCO Corp.	102,661	7,771,438
Colfax Corp. (a) (b)	138,023	4,010,948
Crane Co.	34,612	2,790,766
Donaldson Co., Inc.	73,732	3,839,963
Graco, Inc.	113,004	5,202,704

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	47,932	$4,158,580
Nordson Corp.	47,263	6,912,686
Oshkosh Corp.	111,004	8,414,103
Terex Corp.	106,145	2,756,586
Timken Co.	113,064	4,919,415
Toro Co.	68,745	5,039,009
Trinity Industries, Inc.	169,077	3,327,435
		59,143,633
MARINE — 0.3%
Kirby Corp. (a)	54,424	4,471,476
MEDIA — 1.1%
AMC Networks, Inc. Class A (a) (b)	37,193	1,828,408
Cable One, Inc.	3,116	3,909,645
John Wiley & Sons, Inc. Class A	26,179	1,150,305
Meredith Corp.	66,195	2,426,709
TEGNA, Inc.	358,048	5,560,485
		14,875,552
METALS & MINING — 3.0%
Carpenter Technology Corp.	78,780	4,069,775
Commercial Metals Co.	194,854	3,386,563
Compass Minerals International, Inc.	55,976	3,162,084
Reliance Steel & Aluminum Co.	108,378	10,800,951
Royal Gold, Inc.	38,976	4,802,233
Steel Dynamics, Inc.	357,173	10,643,755
United States Steel Corp. (b)	282,118	3,258,463
Worthington Industries, Inc.	61,215	2,206,801
		42,330,625
MULTI-UTILITIES — 0.8%
MDU Resources Group, Inc.	323,419	9,117,182
NorthWestern Corp.	34,978	2,625,099
		11,742,281
MULTILINE RETAIL — 0.1%
Dillard's, Inc. Class A (b)	16,861	1,114,681
OIL, GAS & CONSUMABLE FUELS — 1.9%
Antero Midstream Corp. (b)	320,378	2,370,797
Chesapeake Energy Corp. (a) (b)	925,665	1,305,188
EQT Corp.	422,221	4,492,432
Matador Resources Co. (a) (b)	64,732	1,070,020
Oasis Petroleum, Inc. (a)	466,842	1,615,273
PBF Energy, Inc. Class A	90,943	2,472,740
Southwestern Energy Co. (a) (b)	483,028	932,244
World Fuel Services Corp.	107,996	4,313,360
WPX Energy, Inc. (a)	684,941	7,253,525
		25,825,579
PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	103,462	3,704,974
Louisiana-Pacific Corp.	116,477	2,863,005
		6,567,979
PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co. (a)	45,638	1,482,778
Security Description	Shares	Value
Nu Skin Enterprises, Inc. Class A	91,773	$3,903,106
		5,385,884
PHARMACEUTICALS — 0.6%
Catalent, Inc. (a)	103,744	4,944,439
Prestige Consumer Healthcare, Inc. (a)	83,015	2,879,790
		7,824,229
PROFESSIONAL SERVICES — 0.6%
ManpowerGroup, Inc.	97,156	8,184,421
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Jones Lang LaSalle, Inc.	83,790	11,651,837
ROAD & RAIL — 2.2%
Avis Budget Group, Inc. (a)	96,665	2,731,753
Genesee & Wyoming, Inc. Class A (a)	46,751	5,166,453
Knight-Swift Transportation Holdings, Inc. (b)	198,930	7,221,159
Landstar System, Inc.	22,749	2,561,082
Old Dominion Freight Line, Inc.	34,872	5,927,194
Ryder System, Inc.	88,156	4,563,836
Werner Enterprises, Inc.	71,435	2,521,656
		30,693,133
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Cirrus Logic, Inc. (a)	96,107	5,149,413
First Solar, Inc. (a) (b)	123,217	7,147,818
MKS Instruments, Inc.	88,477	8,164,658
Synaptics, Inc. (a)	23,958	957,122
Teradyne, Inc.	106,674	6,177,492
Universal Display Corp.	23,858	4,005,758
Versum Materials, Inc.	56,255	2,977,577
		34,579,838
SOFTWARE — 1.2%
Blackbaud, Inc.	29,808	2,692,855
CDK Global, Inc.	118,121	5,680,439
LogMeIn, Inc.	81,649	5,793,813
Manhattan Associates, Inc. (a)	33,181	2,676,711
		16,843,818
SPECIALTY RETAIL — 2.3%
Aaron's, Inc.	52,409	3,367,802
American Eagle Outfitters, Inc.	262,414	4,256,355
AutoNation, Inc. (a)	95,603	4,847,072
Bed Bath & Beyond, Inc.	211,173	2,246,881
Dick's Sporting Goods, Inc. (b)	108,918	4,444,944
Foot Locker, Inc.	92,483	3,991,566
Murphy USA, Inc. (a)	48,460	4,133,638
Sally Beauty Holdings, Inc. (a) (b)	73,669	1,096,931
Williams-Sonoma, Inc. (b)	62,018	4,215,984
		32,601,173

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
NCR Corp. (a)	208,450	$6,578,682
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	36,264	3,307,639
Skechers U.S.A., Inc. Class A (a)	217,025	8,105,884
		11,413,523
THRIFTS & MORTGAGE FINANCE — 1.0%
New York Community Bancorp, Inc. (b)	759,603	9,533,018
Washington Federal, Inc.	131,247	4,854,826
		14,387,844
TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp. (b)	31,849	2,469,253
MSC Industrial Direct Co., Inc. Class A	34,902	2,531,442
NOW, Inc. (a) (b)	98,873	1,134,073
Watsco, Inc.	52,971	8,961,634
		15,096,402
WATER UTILITIES — 0.6%
Aqua America, Inc.	189,169	8,480,446
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	161,533	4,167,551
TOTAL COMMON STOCKS (Cost $1,347,474,939)		1,387,862,314
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	1,382,485	$1,382,623
State Street Navigator Securities Lending Portfolio III (e) (f)	21,296,802	21,296,802
TOTAL SHORT-TERM INVESTMENTS (Cost $22,679,412)		22,679,425
TOTAL INVESTMENTS — 101.5% (Cost $1,370,154,351)		1,410,541,739
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(20,416,452)
NET ASSETS — 100.0%		$1,390,125,287
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,387,862,314	$—	$—	$1,387,862,314
Short-Term Investments	22,679,425	—	—	22,679,425
TOTAL INVESTMENTS	$1,410,541,739	$—	$—	$1,410,541,739
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$11,918,897	$10,536,319	$32	$13	1,382,485	$1,382,623	$2,327
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,353,976	1,353,976	2,635,540	3,989,516	—	—	—	—	2,818
State Street Navigator Securities Lending Portfolio III	17,746,088	17,746,088	43,262,252	39,711,538	—	—	21,296,802	21,296,802	105,120
Total		$19,100,064	$57,816,689	$54,237,373	$32	$13		$22,679,425	$110,265
See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Arconic, Inc.	7,900	$205,400
Huntington Ingalls Industries, Inc.	871	184,469
Textron, Inc.	3,841	188,055
		577,924
AIRLINES — 3.0%
Delta Air Lines, Inc.	3,314	190,886
Southwest Airlines Co.	3,900	210,639
United Airlines Holdings, Inc. (a)	2,250	198,923
		600,448
AUTOMOBILES — 1.0%
Harley-Davidson, Inc. (b)	5,600	201,432
BANKS — 12.1%
Bank of America Corp.	6,985	203,752
Citigroup, Inc.	2,847	196,671
Citizens Financial Group, Inc.	5,750	203,377
Comerica, Inc.	2,805	185,102
Fifth Third Bancorp	7,290	199,600
Huntington Bancshares, Inc.	14,830	211,624
JPMorgan Chase & Co.	1,772	208,547
KeyCorp	11,513	205,392
M&T Bank Corp.	1,175	185,615
SunTrust Banks, Inc.	3,157	217,202
Wells Fargo & Co.	4,318	217,800
Zions Bancorp NA (b)	4,432	197,313
		2,431,995
BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	2,927	221,632
Amgen, Inc.	1,168	226,020
Biogen, Inc. (a)	883	205,580
		653,232
CAPITAL MARKETS — 5.7%
Ameriprise Financial, Inc.	1,352	198,879
Bank of New York Mellon Corp.	4,688	211,945
E*TRADE Financial Corp.	4,492	196,255
Franklin Resources, Inc. (b)	5,847	168,744
Morgan Stanley	4,569	194,959
MSCI, Inc.	834	181,604
		1,152,386
CHEMICALS — 3.3%
Celanese Corp.	1,910	233,574
CF Industries Holdings, Inc.	4,450	218,940
LyondellBasell Industries NV Class A	2,370	212,044
		664,558
COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	3,528	174,318
F5 Networks, Inc. (a)	1,404	197,150
		371,468
CONSTRUCTION & ENGINEERING — 2.1%
Jacobs Engineering Group, Inc.	2,400	219,600
Security Description	Shares	Value
Quanta Services, Inc.	5,357	$202,495
		422,095
CONSUMER FINANCE — 2.0%
Discover Financial Services	2,514	203,860
Synchrony Financial	5,724	195,131
		398,991
CONTAINERS & PACKAGING — 1.1%
Ball Corp.	2,940	214,061
ELECTRIC UTILITIES — 1.1%
Evergy, Inc.	3,367	224,108
ELECTRICAL EQUIPMENT — 1.0%
Rockwell Automation, Inc.	1,274	209,955
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Corning, Inc.	6,235	177,822
ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes a GE Co.	8,212	190,518
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
Apartment Investment & Management Co. Class A REIT	3,949	205,901
SL Green Realty Corp. REIT	2,496	204,048
		409,949
FOOD & STAPLES RETAILING — 1.0%
Walgreens Boots Alliance, Inc.	3,666	202,767
HEALTH CARE PROVIDERS & SERVICES — 2.0%
DaVita, Inc. (a)	3,597	205,281
McKesson Corp.	1,424	194,604
		399,885
HOTELS, RESTAURANTS & LEISURE — 4.9%
Hilton Worldwide Holdings, Inc.	2,057	191,528
Marriott International, Inc. Class A	1,433	178,222
Norwegian Cruise Line Holdings, Ltd. (a)	4,108	212,671
Starbucks Corp.	2,293	202,747
Yum! Brands, Inc.	1,854	210,299
		995,467
HOUSEHOLD DURABLES — 2.4%
Newell Brands, Inc.	13,762	257,625
Whirlpool Corp.	1,396	221,070
		478,695
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.1%
NRG Energy, Inc.	5,700	225,720
INSURANCE — 3.9%
Allstate Corp.	1,967	213,773
Lincoln National Corp.	3,077	185,605
Loews Corp.	3,713	191,145

See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	4,043	$190,668
		781,191
INTERNET & DIRECT MARKETING RETAIL — 2.1%
Booking Holdings, Inc. (a)	109	213,924
eBay, Inc.	5,116	199,422
		413,346
IT SERVICES — 4.0%
Akamai Technologies, Inc. (a)	2,496	228,084
Alliance Data Systems Corp.	1,367	175,154
VeriSign, Inc. (a)	931	175,615
Western Union Co.	10,000	231,700
		810,553
LIFE SCIENCES TOOLS & SERVICES — 2.0%
IQVIA Holdings, Inc. (a)	1,308	195,389
Waters Corp. (a)	941	210,060
		405,449
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	494	203,587
MULTILINE RETAIL — 1.1%
Nordstrom, Inc. (b)	6,563	220,976
OIL, GAS & CONSUMABLE FUELS — 4.6%
Cabot Oil & Gas Corp.	8,574	150,645
Devon Energy Corp.	7,150	172,029
Hess Corp.	3,258	197,044
Marathon Oil Corp.	14,700	180,369
Marathon Petroleum Corp.	3,708	225,261
		925,348
PHARMACEUTICALS — 3.0%
Eli Lilly & Co.	1,901	212,589
Merck & Co., Inc.	2,582	217,352
Pfizer, Inc.	4,846	174,117
		604,058
ROAD & RAIL — 2.7%
CSX Corp.	2,600	180,102
Norfolk Southern Corp.	993	178,402
Union Pacific Corp.	1,176	190,489
		548,993
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Applied Materials, Inc.	4,400	219,560
Broadcom, Inc.	721	199,046
Lam Research Corp.	1,069	247,057
Qorvo, Inc. (a)	2,909	215,673
QUALCOMM, Inc.	2,729	208,168
Texas Instruments, Inc.	1,727	223,198
		1,312,702
SOFTWARE — 1.9%
Citrix Systems, Inc.	2,026	195,549
Security Description	Shares	Value
Oracle Corp.	3,419	$188,148
		383,697
SPECIALTY RETAIL — 3.9%
AutoZone, Inc. (a)	176	190,893
Best Buy Co., Inc.	2,735	188,688
CarMax, Inc. (a) (b)	2,293	201,784
O'Reilly Automotive, Inc. (a)	508	202,443
		783,808
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.8%
Apple, Inc.	1,005	225,090
Hewlett Packard Enterprise Co.	13,791	209,209
HP, Inc.	9,664	182,843
NetApp, Inc.	3,362	176,539
Xerox Holdings Corp.	5,818	174,016
		967,697
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
NIKE, Inc. Class B	2,293	215,359
Ralph Lauren Corp.	1,816	173,373
		388,732
TRADING COMPANIES & DISTRIBUTORS — 0.9%
United Rentals, Inc. (a)	1,498	186,711
TOTAL COMMON STOCKS (Cost $20,174,421)		20,140,324
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	35,850	35,854
State Street Navigator Securities Lending Portfolio III (e) (f)	139,388	139,388
TOTAL SHORT-TERM INVESTMENTS (Cost $175,241)		175,242
TOTAL INVESTMENTS — 100.6% (Cost $20,349,662)		20,315,566
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(129,463)
NET ASSETS — 100.0%		$20,186,103
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,140,324	$—	$—	$20,140,324
Short-Term Investments	175,242	—	—	175,242
TOTAL INVESTMENTS	$20,315,566	$—	$—	$20,315,566
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$196,779	$160,926	$—	$1	35,850	$35,854	$68
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,738	26,738	64,918	91,656	—	—	—	—	112
State Street Navigator Securities Lending Portfolio III	—	—	243,624	104,236	—	—	139,388	139,388	111
Total		$26,738	$505,321	$356,818	$—	$1		$175,242	$291
See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.8%
Arconic, Inc.	6,358	$165,308
Boeing Co.	8,701	3,310,470
General Dynamics Corp.	3,819	697,846
Huntington Ingalls Industries, Inc.	679	143,805
L3Harris Technologies, Inc.	3,636	758,615
Lockheed Martin Corp.	4,039	1,575,452
Northrop Grumman Corp.	2,563	960,587
Raytheon Co.	4,531	888,937
Textron, Inc.	3,746	183,404
TransDigm Group, Inc.	811	422,263
United Technologies Corp.	13,207	1,803,020
		10,909,707
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc. (a)	2,203	186,770
Expeditors International of Washington, Inc.	2,807	208,532
FedEx Corp.	3,922	570,926
United Parcel Service, Inc. Class B	11,367	1,361,994
		2,328,222
AIRLINES — 0.4%
Alaska Air Group, Inc.	2,008	130,339
American Airlines Group, Inc.	6,401	172,635
Delta Air Lines, Inc.	9,476	545,818
Southwest Airlines Co.	7,877	425,437
United Airlines Holdings, Inc. (b)	3,551	313,944
		1,588,173
AUTO COMPONENTS — 0.1%
Aptiv PLC	4,172	364,716
BorgWarner, Inc.	3,437	126,069
		490,785
AUTOMOBILES — 0.4%
Ford Motor Co.	63,945	585,736
General Motors Co.	20,452	766,541
Harley-Davidson, Inc.	2,553	91,832
		1,444,109
BANKS — 5.6%
Bank of America Corp.	136,382	3,978,263
BB&T Corp.	12,445	664,190
Citigroup, Inc.	36,778	2,540,624
Citizens Financial Group, Inc.	7,281	257,529
Comerica, Inc.	2,436	160,752
Fifth Third Bancorp	11,761	322,016
First Republic Bank	2,738	264,765
Huntington Bancshares, Inc.	17,072	243,617
JPMorgan Chase & Co.	52,052	6,126,000
KeyCorp	16,335	291,416
M&T Bank Corp.	2,176	343,743
People's United Financial, Inc.	6,491	101,487
PNC Financial Services Group, Inc.	7,251	1,016,300
Regions Financial Corp.	16,418	259,733
SunTrust Banks, Inc.	7,228	497,286
Security Description	Shares	Value
SVB Financial Group (b)	840	$175,518
US Bancorp	23,347	1,292,023
Wells Fargo & Co.	65,274	3,292,420
Zions Bancorp NA (a)	2,865	127,550
		21,955,232
BEVERAGES — 2.0%
Brown-Forman Corp. Class B	3,088	193,865
Coca-Cola Co.	62,650	3,410,666
Constellation Brands, Inc. Class A	2,722	564,216
Molson Coors Brewing Co. Class B	3,060	175,950
Monster Beverage Corp. (b)	6,299	365,720
PepsiCo, Inc.	22,764	3,120,944
		7,831,361
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	24,069	1,822,505
Alexion Pharmaceuticals, Inc. (b)	3,651	357,579
Amgen, Inc.	9,761	1,888,851
Biogen, Inc. (b)	3,005	699,624
Celgene Corp. (b)	11,515	1,143,439
Gilead Sciences, Inc.	20,620	1,306,895
Incyte Corp. (b)	2,905	215,638
Regeneron Pharmaceuticals, Inc. (b)	1,309	363,117
Vertex Pharmaceuticals, Inc. (b)	4,185	709,023
		8,506,671
BUILDING PRODUCTS — 0.3%
Allegion PLC	1,521	157,652
AO Smith Corp.	2,251	107,395
Fortune Brands Home & Security, Inc.	2,276	124,497
Johnson Controls International PLC	12,993	570,263
Masco Corp.	4,756	198,230
		1,158,037
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	827	68,930
Ameriprise Financial, Inc.	2,113	310,822
Bank of New York Mellon Corp.	13,964	631,312
BlackRock, Inc.	1,915	853,401
Cboe Global Markets, Inc.	1,800	206,838
Charles Schwab Corp.	18,937	792,135
CME Group, Inc.	5,830	1,232,112
E*TRADE Financial Corp.	3,915	171,046
Franklin Resources, Inc. (a)	4,594	132,583
Goldman Sachs Group, Inc.	5,269	1,091,895
Intercontinental Exchange, Inc.	9,123	841,779
Invesco, Ltd.	6,273	106,265
MarketAxess Holdings, Inc.	614	201,085
Moody's Corp.	2,649	542,595
Morgan Stanley	20,447	872,473
MSCI, Inc.	1,374	299,189
Nasdaq, Inc.	1,880	186,778
Northern Trust Corp.	3,501	326,713
Raymond James Financial, Inc.	2,013	165,992
S&P Global, Inc.	4,013	983,105
State Street Corp. (c)	5,997	354,962

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	3,834	$438,035
		10,810,045
CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	3,602	799,140
Albemarle Corp. (a)	1,724	119,852
Celanese Corp.	2,005	245,191
CF Industries Holdings, Inc.	3,578	176,038
Corteva, Inc.	12,203	341,684
Dow, Inc.	12,101	576,613
DuPont de Nemours, Inc.	12,138	865,561
Eastman Chemical Co.	2,237	165,158
Ecolab, Inc.	4,078	807,607
FMC Corp.	2,139	187,547
International Flavors & Fragrances, Inc. (a)	1,737	213,112
Linde PLC	8,798	1,704,349
LyondellBasell Industries NV Class A	4,223	377,832
Mosaic Co.	5,780	118,490
PPG Industries, Inc.	3,846	455,789
Sherwin-Williams Co.	1,340	736,826
		7,890,789
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,354	363,008
Copart, Inc. (b)	3,281	263,563
Republic Services, Inc.	3,444	298,078
Rollins, Inc. (a)	2,291	78,054
Waste Management, Inc.	6,355	730,825
		1,733,528
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (b)	874	208,816
Cisco Systems, Inc.	69,110	3,414,725
F5 Networks, Inc. (b)	965	135,505
Juniper Networks, Inc.	5,633	139,417
Motorola Solutions, Inc.	2,695	459,255
		4,357,718
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	2,205	201,757
Quanta Services, Inc.	2,351	88,868
		290,625
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	1,028	281,775
Vulcan Materials Co.	2,157	326,224
		607,999
CONSUMER FINANCE — 0.7%
American Express Co.	11,077	1,310,188
Capital One Financial Corp.	7,629	694,086
Discover Financial Services	5,211	422,560
Synchrony Financial	9,939	338,820
		2,765,654
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	26,448	257,868
Security Description	Shares	Value
Avery Dennison Corp.	1,399	$158,884
Ball Corp.	5,416	394,339
International Paper Co.	6,442	269,404
Packaging Corp. of America	1,540	163,394
Sealed Air Corp.	2,517	104,481
Westrock Co.	4,273	155,751
		1,504,121
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,375	236,526
LKQ Corp. (b)	5,109	160,678
		397,204
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	3,370	79,599
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (b)	31,924	6,640,830
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	118,959	4,501,409
CenturyLink, Inc.	15,982	199,455
Verizon Communications, Inc.	67,333	4,064,220
		8,765,084
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	4,009	216,205
American Electric Power Co., Inc.	8,070	756,078
Duke Energy Corp.	11,860	1,136,900
Edison International	5,814	438,492
Entergy Corp.	3,237	379,894
Evergy, Inc.	3,832	255,058
Eversource Energy	5,230	447,008
Exelon Corp.	15,820	764,264
NextEra Energy, Inc.	7,957	1,853,902
Pinnacle West Capital Corp.	1,814	176,085
PPL Corp.	11,736	369,567
Southern Co.	17,016	1,051,078
Xcel Energy, Inc.	8,657	561,753
		8,406,284
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	3,718	341,387
Eaton Corp. PLC	6,864	570,741
Emerson Electric Co.	10,015	669,603
Rockwell Automation, Inc.	1,907	314,274
		1,896,005
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	4,842	467,253
Corning, Inc.	12,748	363,573
FLIR Systems, Inc.	2,253	118,485
IPG Photonics Corp. (b)	580	78,648
Keysight Technologies, Inc. (b)	3,067	298,266
TE Connectivity, Ltd.	5,468	509,508
		1,835,733

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes a GE Co.	10,525	$244,180
Halliburton Co.	14,146	266,652
Helmerich & Payne, Inc.	1,827	73,208
National Oilwell Varco, Inc.	6,284	133,221
Schlumberger, Ltd.	22,579	771,524
TechnipFMC PLC	6,834	164,973
		1,653,758
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	12,438	658,219
Electronic Arts, Inc. (b)	4,790	468,558
Netflix, Inc. (b)	7,126	1,907,060
Take-Two Interactive Software, Inc. (b)	1,840	230,625
Viacom, Inc. Class B	5,764	138,509
Walt Disney Co.	29,327	3,821,895
		7,224,866
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.3%
Alexandria Real Estate Equities, Inc. REIT (a)	1,858	286,206
American Tower Corp. REIT	7,204	1,593,021
Apartment Investment & Management Co. Class A REIT	2,481	129,359
AvalonBay Communities, Inc. REIT	2,287	492,460
Boston Properties, Inc. REIT	2,348	304,442
Crown Castle International Corp. REIT	6,770	941,098
Digital Realty Trust, Inc. REIT (a)	3,406	442,133
Duke Realty Corp. REIT	5,884	199,879
Equinix, Inc. REIT	1,383	797,714
Equity Residential REIT	5,710	492,545
Essex Property Trust, Inc. REIT	1,070	349,515
Extra Space Storage, Inc. REIT	2,073	242,168
Federal Realty Investment Trust REIT	1,134	154,383
HCP, Inc. REIT	8,060	287,178
Host Hotels & Resorts, Inc. REIT	11,938	206,408
Iron Mountain, Inc. REIT (a)	4,731	153,237
Kimco Realty Corp. REIT	6,998	146,118
Macerich Co. REIT (a)	1,822	57,557
Mid-America Apartment Communities, Inc. REIT	1,876	243,899
Prologis, Inc. REIT	10,288	876,743
Public Storage REIT	2,447	600,176
Realty Income Corp. REIT	5,183	397,432
Regency Centers Corp. REIT	2,727	189,499
SBA Communications Corp. REIT	1,839	443,475
Simon Property Group, Inc. REIT	5,012	780,118
SL Green Realty Corp. REIT	1,326	108,401
UDR, Inc. REIT	4,755	230,522
Ventas, Inc. REIT	6,049	441,758
Vornado Realty Trust REIT	2,579	164,205
Welltower, Inc. REIT	6,595	597,837
Weyerhaeuser Co. REIT	12,124	335,835
		12,685,321
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.	7,157	$2,062,003
Kroger Co.	13,002	335,192
Sysco Corp.	8,357	663,546
Walmart, Inc.	23,150	2,747,442
Walgreens Boots Alliance, Inc.	12,350	683,078
		6,491,261
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	9,094	373,491
Campbell Soup Co. (a)	2,745	128,795
Conagra Brands, Inc.	7,923	243,078
General Mills, Inc.	9,774	538,743
Hershey Co.	2,428	376,316
Hormel Foods Corp. (a)	4,518	197,572
J.M. Smucker Co.	1,863	204,967
Kellogg Co.	4,051	260,682
Kraft Heinz Co.	10,125	282,842
Lamb Weston Holdings, Inc.	2,409	175,182
McCormick & Co., Inc.	2,023	316,195
Mondelez International, Inc. Class A	23,478	1,298,803
Tyson Foods, Inc. Class A	4,758	409,854
		4,806,520
GAS UTILITIES — 0.1%
Atmos Energy Corp.	1,932	220,035
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	28,774	2,407,521
ABIOMED, Inc. (b)	746	132,706
Align Technology, Inc. (b)	1,225	221,627
Baxter International, Inc.	8,314	727,226
Becton Dickinson and Co.	4,393	1,111,253
Boston Scientific Corp. (b)	22,728	924,802
Cooper Cos., Inc.	810	240,570
Danaher Corp.	10,449	1,509,149
DENTSPLY SIRONA, Inc.	3,651	194,635
Edwards Lifesciences Corp. (b)	3,384	744,175
Hologic, Inc. (b)	4,407	222,509
IDEXX Laboratories, Inc. (b)	1,404	381,790
Intuitive Surgical, Inc. (b)	1,879	1,014,528
Medtronic PLC	21,843	2,372,587
ResMed, Inc.	2,337	315,752
Stryker Corp.	5,225	1,130,168
Teleflex, Inc.	750	254,813
Varian Medical Systems, Inc. (b)	1,504	179,111
Zimmer Biomet Holdings, Inc.	3,341	458,619
		14,543,541
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AmerisourceBergen Corp.	2,483	204,426
Anthem, Inc.	4,166	1,000,257
Cardinal Health, Inc.	4,853	229,013
Centene Corp. (b)	6,732	291,226
Cigna Corp.	6,150	933,509
CVS Health Corp.	21,174	1,335,444

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (b)	1,577	$89,999
HCA Healthcare, Inc.	4,329	521,298
Henry Schein, Inc. (b)	2,417	153,480
Humana, Inc.	2,199	562,218
Laboratory Corp. of America Holdings (b)	1,589	266,952
McKesson Corp.	3,012	411,620
Quest Diagnostics, Inc.	2,192	234,610
UnitedHealth Group, Inc.	15,429	3,353,030
Universal Health Services, Inc. Class B	1,312	195,160
WellCare Health Plans, Inc. (b)	824	213,556
		9,995,798
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	5,185	353,461
HOTELS, RESTAURANTS & LEISURE — 2.0%
Carnival Corp.	6,517	284,858
Chipotle Mexican Grill, Inc. (b)	417	350,476
Darden Restaurants, Inc.	2,001	236,558
Hilton Worldwide Holdings, Inc.	4,671	434,917
Marriott International, Inc. Class A	4,448	553,198
McDonald's Corp.	12,363	2,654,460
MGM Resorts International	8,762	242,883
Norwegian Cruise Line Holdings, Ltd. (b)	3,512	181,816
Royal Caribbean Cruises, Ltd.	2,811	304,516
Starbucks Corp.	19,484	1,722,775
Wynn Resorts, Ltd.	1,563	169,929
Yum! Brands, Inc.	4,952	561,705
		7,698,091
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	5,477	288,693
Garmin, Ltd.	2,350	199,022
Leggett & Platt, Inc.	2,212	90,559
Lennar Corp. Class A	4,632	258,697
Mohawk Industries, Inc. (b)	991	122,953
Newell Brands, Inc.	6,315	118,217
PulteGroup, Inc.	4,238	154,899
Whirlpool Corp.	1,031	163,269
		1,396,309
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	3,993	300,433
Clorox Co.	2,048	311,030
Colgate-Palmolive Co.	13,998	1,028,993
Kimberly-Clark Corp.	5,601	795,622
Procter & Gamble Co.	40,741	5,067,366
		7,503,444
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	10,660	174,184
NRG Energy, Inc.	4,120	163,152
		337,336
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	9,368	1,540,099
Security Description	Shares	Value
General Electric Co.	142,076	$1,270,160
Honeywell International, Inc.	11,714	1,982,009
Roper Technologies, Inc.	1,692	603,367
		5,395,635
INSURANCE — 2.5%
Aflac, Inc.	12,056	630,770
Allstate Corp.	5,371	583,720
American International Group, Inc.	14,165	788,990
Aon PLC	3,847	744,664
Arthur J Gallagher & Co.	3,031	271,487
Assurant, Inc.	971	122,171
Chubb, Ltd.	7,420	1,197,885
Cincinnati Financial Corp.	2,471	288,292
Everest Re Group, Ltd.	662	176,152
Globe Life, Inc.	1,634	156,472
Hartford Financial Services Group, Inc.	5,832	353,478
Lincoln National Corp.	3,288	198,332
Loews Corp.	4,234	217,966
Marsh & McLennan Cos., Inc.	8,240	824,412
MetLife, Inc.	12,957	611,052
Principal Financial Group, Inc.	4,267	243,816
Progressive Corp.	9,545	737,351
Prudential Financial, Inc.	6,543	588,543
Travelers Cos., Inc.	4,255	632,676
Unum Group	3,394	100,870
Willis Towers Watson PLC	2,116	408,324
		9,877,423
INTERACTIVE MEDIA & SERVICES — 5.0%
Alphabet, Inc. Class A (b)	4,876	5,954,279
Alphabet, Inc. Class C (b)	4,918	5,995,042
Facebook, Inc. Class A (b)	39,163	6,974,147
TripAdvisor, Inc. (b)	1,773	68,580
Twitter, Inc. (b)	12,587	518,584
		19,510,632
INTERNET & DIRECT MARKETING RETAIL — 3.6%
Amazon.com, Inc. (b)	6,766	11,745,167
Booking Holdings, Inc. (b)	690	1,354,201
eBay, Inc.	12,835	500,308
Expedia Group, Inc.	2,284	306,993
		13,906,669
IT SERVICES — 5.7%
Accenture PLC Class A	10,370	1,994,669
Akamai Technologies, Inc. (b)	2,686	245,447
Alliance Data Systems Corp.	665	85,206
Automatic Data Processing, Inc.	7,063	1,140,109
Broadridge Financial Solutions, Inc.	1,869	232,560
Cognizant Technology Solutions Corp. Class A	8,992	541,903
DXC Technology Co.	4,265	125,818
Fidelity National Information Services, Inc.	9,989	1,326,140
Fiserv, Inc. (b)	9,290	962,351

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (b)	1,397	$400,632
Gartner, Inc. (b)	1,484	212,197
Global Payments, Inc.	4,884	776,556
International Business Machines Corp.	14,422	2,097,247
Jack Henry & Associates, Inc.	1,220	178,083
Leidos Holdings, Inc.	2,200	188,936
Mastercard, Inc. Class A	14,533	3,946,727
Paychex, Inc.	5,177	428,500
PayPal Holdings, Inc. (b)	19,157	1,984,474
VeriSign, Inc. (b)	1,695	319,728
Visa, Inc. Class A	28,117	4,836,405
Western Union Co. (a)	7,007	162,352
		22,186,040
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,913	227,054
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	5,036	385,908
Illumina, Inc. (b)	2,390	727,086
IQVIA Holdings, Inc. (b)	2,969	443,509
Mettler-Toledo International, Inc. (b)	402	283,169
PerkinElmer, Inc.	1,824	155,350
Thermo Fisher Scientific, Inc.	6,518	1,898,498
Waters Corp. (b)	1,087	242,651
		4,136,171
MACHINERY — 1.6%
Caterpillar, Inc.	9,158	1,156,747
Cummins, Inc.	2,570	418,062
Deere & Co.	5,129	865,160
Dover Corp.	2,363	235,260
Flowserve Corp.	2,165	101,127
Fortive Corp.	4,785	328,060
IDEX Corp.	1,233	202,064
Illinois Tool Works, Inc.	4,792	749,900
Ingersoll-Rand PLC	3,931	484,339
PACCAR, Inc.	5,641	394,926
Parker-Hannifin Corp.	2,092	377,836
Pentair PLC	2,799	105,802
Snap-on, Inc.	910	142,451
Stanley Black & Decker, Inc.	2,473	357,126
Wabtec Corp. (a)	2,998	215,436
Xylem, Inc.	2,911	231,774
		6,366,070
MEDIA — 1.5%
CBS Corp. Class B	5,327	215,051
Charter Communications, Inc. Class A (b)	2,632	1,084,700
Comcast Corp. Class A	73,837	3,328,572
Discovery, Inc. Class A (a) (b)	2,649	70,543
Discovery, Inc. Class C (b)	5,748	141,516
DISH Network Corp. Class A (b)	3,828	130,420
Fox Corp. Class A	5,689	179,402
Fox Corp. Class B	2,644	83,392
Interpublic Group of Cos., Inc.	6,305	135,936
News Corp. Class A	6,419	89,352
Security Description	Shares	Value
News Corp. Class B	1,989	$28,433
Omnicom Group, Inc.	3,583	280,549
		5,767,866
METALS & MINING — 0.2%
Freeport-McMoRan, Inc.	23,434	224,263
Newmont Goldcorp Corp.	13,295	504,147
Nucor Corp.	4,942	251,597
		980,007
MULTI-UTILITIES — 1.2%
Ameren Corp.	3,980	318,599
CenterPoint Energy, Inc.	8,224	248,200
CMS Energy Corp.	4,642	296,856
Consolidated Edison, Inc.	5,362	506,548
Dominion Energy, Inc.	13,380	1,084,315
DTE Energy Co.	2,987	397,151
NiSource, Inc.	6,018	180,059
Public Service Enterprise Group, Inc.	8,170	507,194
Sempra Energy	4,467	659,374
WEC Energy Group, Inc.	5,138	488,624
		4,686,920
MULTILINE RETAIL — 0.6%
Dollar General Corp.	4,186	665,323
Dollar Tree, Inc. (b)	3,826	436,776
Kohl's Corp.	2,611	129,663
Macy's, Inc. (a)	5,124	79,627
Nordstrom, Inc. (a)	1,739	58,552
Target Corp.	8,320	889,491
		2,259,432
OIL, GAS & CONSUMABLE FUELS — 0.8%
HollyFrontier Corp.	2,467	132,330
Marathon Petroleum Corp.	10,717	651,058
ONEOK, Inc.	6,763	498,365
Phillips 66	7,304	747,930
Valero Energy Corp.	6,774	577,416
Williams Cos., Inc.	19,702	474,030
		3,081,129
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	5,013	52,686
Estee Lauder Cos., Inc. Class A	3,607	717,613
		770,299
PHARMACEUTICALS — 4.5%
Allergan PLC	5,340	898,669
Bristol-Myers Squibb Co.	26,631	1,350,458
Eli Lilly & Co.	13,832	1,546,832
Johnson & Johnson	42,963	5,558,553
Merck & Co., Inc.	41,682	3,508,791
Mylan NV (b)	8,254	163,264
Nektar Therapeutics (a) (b)	2,787	50,765
Perrigo Co. PLC	2,194	122,623
Pfizer, Inc.	90,047	3,235,389
Zoetis, Inc.	7,777	968,936
		17,404,280

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	1,979	$278,386
IHS Markit, Ltd. (b)	6,528	436,593
Nielsen Holdings PLC	5,791	123,059
Robert Half International, Inc.	1,916	106,644
Verisk Analytics, Inc.	2,643	417,964
		1,362,646
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	5,623	298,075
ROAD & RAIL — 1.0%
CSX Corp.	12,992	899,956
JB Hunt Transport Services, Inc.	1,372	151,812
Kansas City Southern	1,637	217,737
Norfolk Southern Corp.	4,288	770,382
Union Pacific Corp.	11,467	1,857,425
		3,897,312
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Micro Devices, Inc. (a) (b)	17,672	512,311
Analog Devices, Inc.	6,012	671,721
Applied Materials, Inc.	15,038	750,396
Broadcom, Inc.	6,480	1,788,934
Intel Corp.	72,120	3,716,344
KLA Corp.	2,594	413,613
Lam Research Corp.	2,340	540,797
Maxim Integrated Products, Inc.	4,415	255,673
Microchip Technology, Inc. (a)	3,825	355,381
Micron Technology, Inc. (b)	17,972	770,100
NVIDIA Corp.	9,917	1,726,252
Qorvo, Inc. (b)	1,942	143,980
QUALCOMM, Inc.	19,790	1,509,581
Skyworks Solutions, Inc.	2,780	220,315
Texas Instruments, Inc.	15,196	1,963,931
Xilinx, Inc.	4,113	394,437
		15,733,766
SOFTWARE — 6.9%
Adobe, Inc. (b)	7,904	2,183,480
ANSYS, Inc. (b)	1,353	299,500
Autodesk, Inc. (b)	3,577	528,323
Cadence Design Systems, Inc. (b)	4,564	301,589
Citrix Systems, Inc.	2,005	193,523
Fortinet, Inc. (b)	2,314	177,623
Intuit, Inc.	4,234	1,125,990
Microsoft Corp.	124,409	17,296,583
Oracle Corp.	35,842	1,972,385
salesforce.com, Inc. (b)	14,279	2,119,575
Symantec Corp.	9,372	221,460
Synopsys, Inc. (b)	2,459	337,498
		26,757,529
SPECIALTY RETAIL — 2.5%
Advance Auto Parts, Inc.	1,161	192,029
AutoZone, Inc. (b)	402	436,017
Security Description	Shares	Value
Best Buy Co., Inc.	3,802	$262,300
CarMax, Inc. (a) (b)	2,634	231,792
Gap, Inc. (a)	3,490	60,586
Home Depot, Inc.	17,827	4,136,221
L Brands, Inc.	3,779	74,031
Lowe's Cos., Inc.	12,568	1,381,977
O'Reilly Automotive, Inc. (b)	1,244	495,747
Ross Stores, Inc.	5,937	652,180
Tiffany & Co. (a)	1,746	161,732
TJX Cos., Inc.	19,682	1,097,075
Tractor Supply Co.	1,971	178,257
Ulta Salon Cosmetics & Fragrance, Inc. (b)	959	240,373
		9,600,317
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Apple, Inc.	69,218	15,502,756
Hewlett Packard Enterprise Co.	21,256	322,454
HP, Inc.	24,124	456,426
NetApp, Inc.	3,900	204,789
Seagate Technology PLC	3,853	207,253
Western Digital Corp.	4,949	295,158
Xerox Holdings Corp.	3,186	95,293
		17,084,129
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (b)	2,470	81,905
Hanesbrands, Inc. (a)	5,886	90,173
NIKE, Inc. Class B	20,379	1,913,996
PVH Corp.	1,205	106,317
Ralph Lauren Corp.	846	80,768
Tapestry, Inc.	4,671	121,680
Under Armour, Inc. Class A (a) (b)	3,098	61,774
Under Armour, Inc. Class C (b)	3,257	59,049
VF Corp.	5,309	472,448
		2,988,110
TOBACCO — 0.8%
Altria Group, Inc.	30,413	1,243,892
Philip Morris International, Inc.	25,326	1,923,003
		3,166,895
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	9,412	307,490
United Rentals, Inc. (b)	1,254	156,298
W.W. Grainger, Inc.	718	213,354
		677,142
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,944	365,733
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (b)	5,149	405,587
TOTAL COMMON STOCKS (Cost $326,001,324)		387,996,124

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e) (f)	330,344	$330,377
State Street Navigator Securities Lending Portfolio III (c) (g)	198,641	198,641
TOTAL SHORT-TERM INVESTMENTS (Cost $529,018)		529,018
TOTAL INVESTMENTS — 100.0% (Cost $326,530,342)		388,525,142
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(83,149)
NET ASSETS — 100.0%		$388,441,993

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$387,996,124	$—	$—	$387,996,124
Short-Term Investments	529,018	—	—	529,018
TOTAL INVESTMENTS	$388,525,142	$—	$—	$388,525,142
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	5,689	$318,925	$17,318	$—	$—	$18,719	5,997	$354,962	$3,118
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	2,271,868	1,941,487	(4)	—	330,344	330,377	1,185
State Street Institutional U.S. Government Money Market Fund, Class G Shares	555,441	555,441	1,136,437	1,691,878	—	—	—	—	1,274
State Street Navigator Securities Lending Portfolio III	—	—	612,134	413,493	—	—	198,641	198,641	(79)
Total		$874,366	$4,037,757	$4,046,858	$(4)	$18,719		$883,980	$5,498
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.4%
AAR Corp.	56,294	$2,319,876
Aerojet Rocketdyne Holdings, Inc. (a)	123,655	6,245,814
AeroVironment, Inc. (a)	36,831	1,972,668
Cubic Corp.	53,240	3,749,693
Mercury Systems, Inc. (a)	94,687	7,685,744
Moog, Inc. Class A	55,513	4,503,215
National Presto Industries, Inc. (b)	8,858	789,159
Park Aerospace Corp.	34,557	606,821
Triumph Group, Inc.	85,470	1,955,554
		29,828,544
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	44,171	1,114,434
Echo Global Logistics, Inc. (a)	46,631	1,056,192
Forward Air Corp.	48,325	3,079,269
Hub Group, Inc. Class A (a)	57,081	2,654,267
		7,904,162
AIRLINES — 0.8%
Allegiant Travel Co.	22,544	3,373,935
Hawaiian Holdings, Inc.	80,752	2,120,547
SkyWest, Inc.	86,952	4,991,045
		10,485,527
AUTO COMPONENTS — 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	192,060	1,578,733
Cooper Tire & Rubber Co.	85,673	2,237,779
Cooper-Standard Holdings, Inc. (a)	29,047	1,187,441
Dorman Products, Inc. (a)	49,800	3,961,092
Fox Factory Holding Corp. (a)	65,656	4,086,429
Garrett Motion, Inc. (a)	127,394	1,268,844
Gentherm, Inc. (a)	56,323	2,314,031
LCI Industries	42,715	3,923,373
Motorcar Parts of America, Inc. (a)	33,719	569,851
Standard Motor Products, Inc.	34,281	1,664,343
		22,791,916
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	53,974	2,069,903
BANKS — 9.4%
Ameris Bancorp	111,609	4,491,146
Banc of California, Inc.	74,049	1,047,053
Banner Corp.	59,028	3,315,603
Berkshire Hills Bancorp, Inc.	74,781	2,190,335
Boston Private Financial Holdings, Inc.	142,713	1,663,320
Brookline Bancorp, Inc.	136,312	2,007,876
Cadence BanCorp	219,785	3,855,029
Central Pacific Financial Corp.	48,689	1,382,768
City Holding Co.	27,992	2,134,390
Columbia Banking System, Inc.	124,540	4,595,526
Community Bank System, Inc.	88,069	5,432,977
Security Description	Shares	Value
Customers Bancorp, Inc. (a)	50,485	$1,047,059
CVB Financial Corp.	227,356	4,744,920
Eagle Bancorp, Inc.	58,950	2,630,349
First BanCorp	371,119	3,703,768
First Commonwealth Financial Corp.	168,230	2,234,094
First Financial Bancorp	168,327	4,119,803
First Midwest Bancorp, Inc.	188,665	3,675,194
Franklin Financial Network, Inc.	22,037	665,738
Glacier Bancorp, Inc.	146,298	5,919,217
Great Western Bancorp, Inc.	97,288	3,210,504
Hanmi Financial Corp.	52,845	992,429
Heritage Financial Corp.	62,982	1,697,995
Hope Bancorp, Inc.	211,860	3,038,072
Independent Bank Corp. (Massachusetts)	58,700	4,381,955
LegacyTexas Financial Group, Inc.	83,414	3,631,011
National Bank Holdings Corp. Class A	53,192	1,818,634
NBT Bancorp, Inc.	74,786	2,736,420
OFG Bancorp	87,700	1,920,630
Old National Bancorp	294,128	5,060,472
Opus Bank	37,716	821,077
Pacific Premier Bancorp, Inc.	103,053	3,214,223
Preferred Bank	23,781	1,245,649
S&T Bancorp, Inc.	58,839	2,149,389
Seacoast Banking Corp. of Florida (a)	87,922	2,225,306
ServisFirst Bancshares, Inc.	78,585	2,605,093
Simmons First National Corp. Class A	164,950	4,107,255
Southside Bancshares, Inc.	54,153	1,847,159
Tompkins Financial Corp.	21,118	1,713,303
Triumph Bancorp, Inc. (a)	41,192	1,313,613
United Community Banks, Inc.	135,093	3,829,887
Veritex Holdings, Inc.	79,609	1,931,712
Westamerica Bancorporation	46,049	2,863,327
		119,211,280
BEVERAGES — 0.3%
Coca-Cola Consolidated, Inc.	7,943	2,413,639
MGP Ingredients, Inc. (b)	22,364	1,111,044
National Beverage Corp. (b)	19,897	882,631
		4,407,314
BIOTECHNOLOGY — 2.9%
Acorda Therapeutics, Inc. (a) (b)	70,943	203,606
AMAG Pharmaceuticals, Inc. (a) (b)	53,931	622,903
Anika Therapeutics, Inc. (a)	23,574	1,293,977
Arrowhead Pharmaceuticals, Inc. (a) (b)	162,725	4,585,590
Cytokinetics, Inc. (a)	94,046	1,070,243
Eagle Pharmaceuticals, Inc. (a) (b)	17,240	975,267
Emergent BioSolutions, Inc. (a)	74,887	3,915,092
Enanta Pharmaceuticals, Inc. (a)	27,198	1,634,056
Genomic Health, Inc. (a)	36,896	2,502,287

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Medicines Co. (a) (b)	126,024	$6,301,200
Momenta Pharmaceuticals, Inc. (a)	168,604	2,185,108
Myriad Genetics, Inc. (a)	126,033	3,608,325
Progenics Pharmaceuticals, Inc. (a) (b)	152,253	769,639
REGENXBIO, Inc. (a) (b)	54,168	1,928,381
Spectrum Pharmaceuticals, Inc. (a) (b)	189,316	1,570,376
Vanda Pharmaceuticals, Inc. (a)	90,931	1,207,564
Xencor, Inc. (a) (b)	84,079	2,835,985
		37,209,599
BUILDING PRODUCTS — 2.0%
AAON, Inc.	69,457	3,190,855
American Woodmark Corp. (a)	26,484	2,354,692
Apogee Enterprises, Inc.	45,260	1,764,687
Gibraltar Industries, Inc. (a)	54,983	2,525,919
Griffon Corp.	72,701	1,524,540
Insteel Industries, Inc.	32,051	658,007
Patrick Industries, Inc. (a)	38,355	1,644,662
PGT Innovations, Inc. (a)	100,100	1,728,727
Quanex Building Products Corp.	56,670	1,024,594
Simpson Manufacturing Co., Inc.	69,454	4,818,024
Universal Forest Products, Inc.	104,778	4,178,547
		25,413,254
CAPITAL MARKETS — 0.8%
Blucora, Inc. (a)	83,428	1,805,382
Donnelley Financial Solutions, Inc. (a)	53,309	656,767
Greenhill & Co., Inc. (b)	27,184	356,654
INTL. FCStone, Inc. (a)	27,807	1,141,756
Piper Jaffray Cos.	24,305	1,834,541
Virtus Investment Partners, Inc.	11,131	1,230,755
Waddell & Reed Financial, Inc. Class A (b)	124,774	2,143,617
WisdomTree Investments, Inc.	201,299	1,051,787
		10,221,259
CHEMICALS — 2.9%
AdvanSix, Inc. (a)	47,530	1,222,472
American Vanguard Corp.	45,419	713,078
Balchem Corp.	55,229	5,478,164
Ferro Corp. (a)	139,887	1,659,060
FutureFuel Corp.	44,112	526,697
GCP Applied Technologies, Inc. (a)	91,845	1,768,016
Hawkins, Inc.	16,183	687,777
HB Fuller Co.	86,993	4,050,394
Innophos Holdings, Inc.	33,589	1,090,299
Innospec, Inc.	41,849	3,730,420
Koppers Holdings, Inc. (a)	35,285	1,030,675
Kraton Corp. (a)	54,117	1,747,438
Livent Corp. (a) (b)	249,281	1,667,690
LSB Industries, Inc. (a) (b)	35,993	186,444
Quaker Chemical Corp.	21,988	3,477,182
Rayonier Advanced Materials, Inc.	88,323	382,439
Stepan Co.	34,301	3,329,255
Security Description	Shares	Value
Tredegar Corp.	42,155	$822,866
Trinseo SA	68,636	2,947,916
		36,518,282
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	113,456	4,120,722
Brady Corp. Class A	84,434	4,479,224
Interface, Inc.	99,750	1,440,390
Matthews International Corp. Class A	53,770	1,902,920
Mobile Mini, Inc.	76,309	2,812,750
Pitney Bowes, Inc. (b)	292,118	1,334,979
RR Donnelley & Sons Co. (b)	127,606	481,075
Team, Inc. (a) (b)	51,751	934,106
UniFirst Corp.	26,258	5,123,461
US Ecology, Inc.	37,726	2,412,200
Viad Corp.	34,675	2,328,426
		27,370,253
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	83,474	947,012
Applied Optoelectronics, Inc. (a) (b)	34,517	387,281
CalAmp Corp. (a)	54,127	623,543
Comtech Telecommunications Corp.	41,180	1,338,350
Digi International, Inc. (a)	49,380	672,556
Extreme Networks, Inc. (a)	209,329	1,522,868
Harmonic, Inc. (a)	155,176	1,021,058
NETGEAR, Inc. (a)	53,090	1,710,560
Viavi Solutions, Inc. (a)	390,832	5,473,602
		13,696,830
CONSTRUCTION & ENGINEERING — 0.6%
Aegion Corp. (a)	52,203	1,116,100
Arcosa, Inc.	82,635	2,826,943
Comfort Systems USA, Inc.	62,903	2,782,200
MYR Group, Inc. (a)	28,461	890,545
		7,615,788
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	27,010	1,493,113
CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a) (b)	45,121	1,503,657
Enova International, Inc. (a)	58,066	1,204,870
EZCORP, Inc. Class A (a) (b)	91,659	591,659
PRA Group, Inc. (a) (b)	77,598	2,622,036
World Acceptance Corp. (a) (b)	10,763	1,372,390
		7,294,612
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	62,219	1,098,165
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	78,320	2,515,247

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.7%
American Public Education, Inc. (a)	27,364	$611,312
Career Education Corp. (a)	119,691	1,901,890
Regis Corp. (a)	41,869	846,591
Strategic Education, Inc.	37,514	5,097,402
		8,457,195
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
ATN International, Inc.	18,630	1,087,433
Cincinnati Bell, Inc. (a)	89,599	454,267
Cogent Communications Holdings, Inc.	71,164	3,921,136
Consolidated Communications Holdings, Inc. (b)	126,094	600,207
Frontier Communications Corp. (a) (b)	186,417	161,624
Iridium Communications, Inc. (a) (b)	165,348	3,518,606
Vonage Holdings Corp. (a)	388,316	4,387,971
		14,131,244
ELECTRIC UTILITIES — 0.4%
El Paso Electric Co.	69,622	4,670,244
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	44,675	1,946,043
Encore Wire Corp.	35,781	2,013,755
Powell Industries, Inc.	15,371	601,775
Vicor Corp. (a)	28,607	844,478
		5,406,051
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Anixter International, Inc. (a)	51,310	3,546,547
Arlo Technologies, Inc. (a)	133,853	456,439
Badger Meter, Inc.	49,689	2,668,299
Bel Fuse, Inc. Class B	17,796	267,474
Benchmark Electronics, Inc.	64,290	1,868,267
CTS Corp.	55,802	1,805,753
Daktronics, Inc.	63,738	470,705
ePlus, Inc. (a)	23,050	1,753,875
Fabrinet (a)	62,972	3,293,436
FARO Technologies, Inc. (a)	29,639	1,433,046
II-VI, Inc. (a)	2,595	91,390
Insight Enterprises, Inc. (a)	61,102	3,402,770
Itron, Inc. (a)	60,001	4,437,674
KEMET Corp.	99,107	1,801,765
Knowles Corp. (a)	146,230	2,974,318
Methode Electronics, Inc.	63,352	2,131,161
MTS Systems Corp.	30,687	1,695,457
OSI Systems, Inc. (a)	28,932	2,938,334
Plexus Corp. (a)	49,992	3,125,000
Rogers Corp. (a)	31,714	4,335,621
Sanmina Corp. (a)	118,901	3,817,911
ScanSource, Inc. (a)	43,519	1,329,505
Security Description	Shares	Value
TTM Technologies, Inc. (a)	164,621	$2,007,553
		51,652,300
ENERGY EQUIPMENT & SERVICES — 1.9%
Archrock, Inc.	220,935	2,202,722
C&J Energy Services, Inc. (a)	110,195	1,182,392
Diamond Offshore Drilling, Inc. (a) (b)	110,486	614,302
DMC Global, Inc. (b)	25,112	1,104,426
Dril-Quip, Inc. (a)	61,815	3,101,877
Era Group, Inc. (a)	36,210	382,378
Exterran Corp. (a)	50,623	661,136
Geospace Technologies Corp. (a)	23,409	359,796
Gulf Island Fabrication, Inc. (a)	21,049	112,612
Helix Energy Solutions Group, Inc. (a)	241,342	1,945,217
KLX Energy Services Holdings, Inc. (a)	35,873	310,122
Matrix Service Co. (a)	46,291	793,428
McDermott International, Inc. (a)	310,326	626,859
Nabors Industries, Ltd.	583,916	1,091,923
Newpark Resources, Inc. (a)	153,845	1,172,299
Noble Corp. PLC (a) (b)	425,561	540,462
Oil States International, Inc. (a)	103,311	1,374,036
ProPetro Holding Corp. (a)	140,663	1,278,627
RPC, Inc. (b)	87,972	493,523
SEACOR Holdings, Inc. (a)	29,891	1,406,969
TETRA Technologies, Inc. (a)	223,862	449,963
US Silica Holdings, Inc. (b)	125,681	1,201,510
Valaris PLC (b)	337,900	1,625,299
		24,031,878
ENTERTAINMENT — 0.1%
Marcus Corp.	38,005	1,406,565
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.6%
Acadia Realty Trust REIT	144,632	4,133,583
Agree Realty Corp. REIT	71,678	5,243,246
American Assets Trust, Inc. REIT	81,614	3,814,638
Armada Hoffler Properties, Inc. REIT	87,857	1,589,333
CareTrust REIT, Inc.	163,216	3,836,392
CBL & Associates Properties, Inc. REIT (b)	309,842	399,696
Cedar Realty Trust, Inc. REIT	156,448	469,344
Chatham Lodging Trust REIT	80,142	1,454,577
Community Healthcare Trust, Inc. REIT	31,344	1,396,375
DiamondRock Hospitality Co. REIT	341,905	3,504,526
Easterly Government Properties, Inc. REIT	121,625	2,590,613
Four Corners Property Trust, Inc. REIT	116,801	3,303,132
Franklin Street Properties Corp. REIT	181,316	1,533,933
Getty Realty Corp. REIT	58,315	1,869,579

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Global Net Lease, Inc. REIT	144,329	$2,814,416
Hersha Hospitality Trust REIT	62,333	927,515
Independence Realty Trust, Inc. REIT	154,007	2,203,840
Innovative Industrial Properties, Inc. REIT (b)	19,392	1,791,239
iStar, Inc. REIT (b)	101,370	1,322,879
Kite Realty Group Trust REIT	143,391	2,315,765
Lexington Realty Trust REIT	423,160	4,337,390
LTC Properties, Inc. REIT	67,885	3,477,070
National Storage Affiliates Trust REIT	99,431	3,318,012
Office Properties Income Trust REIT	82,189	2,518,271
Pennsylvania Real Estate Investment Trust (b)	102,360	585,499
Retail Opportunity Investments Corp. REIT	195,243	3,559,280
RPT Realty REIT	137,244	1,859,656
Saul Centers, Inc. REIT	20,059	1,093,416
Summit Hotel Properties, Inc. REIT	179,577	2,083,093
Universal Health Realty Income Trust REIT	21,638	2,224,386
Urstadt Biddle Properties, Inc. Class A REIT	51,017	1,209,103
Washington Prime Group, Inc. REIT (b)	318,692	1,319,385
Washington Real Estate Investment Trust	136,785	3,742,438
Whitestone REIT (b)	69,610	957,834
Xenia Hotels & Resorts, Inc. REIT	192,352	4,062,474
		82,861,928
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	55,684	1,248,992
Chefs' Warehouse, Inc. (a)	43,425	1,750,896
PriceSmart, Inc.	38,100	2,708,910
SpartanNash Co.	62,080	734,406
United Natural Foods, Inc. (a) (b)	88,932	1,024,497
		7,467,701
FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	112,293	2,123,461
Calavo Growers, Inc. (b)	27,548	2,622,019
Cal-Maine Foods, Inc.	51,708	2,065,993
Darling Ingredients, Inc. (a)	281,348	5,382,187
Dean Foods Co. (b)	159,329	184,822
Fresh Del Monte Produce, Inc.	52,100	1,777,131
J&J Snack Foods Corp.	25,370	4,871,040
John B Sanfilippo & Son, Inc.	15,056	1,454,409
Seneca Foods Corp. Class A (a)	12,103	377,371
		20,858,433
GAS UTILITIES — 0.7%
Northwest Natural Holding Co.	51,970	3,707,540
South Jersey Industries, Inc.	157,771	5,192,243
		8,899,783
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
AngioDynamics, Inc. (a)	63,914	$1,177,296
Cardiovascular Systems, Inc. (a)	60,253	2,863,223
CONMED Corp.	48,325	4,646,449
CryoLife, Inc. (a)	64,055	1,739,093
Cutera, Inc. (a)	24,255	708,974
Heska Corp. (a) (b)	12,226	866,457
Inogen, Inc. (a)	31,598	1,513,860
Integer Holdings Corp. (a)	55,747	4,212,243
Invacare Corp. (b)	56,385	422,888
Lantheus Holdings, Inc. (a)	66,899	1,676,823
LeMaitre Vascular, Inc.	27,797	950,101
Meridian Bioscience, Inc.	72,892	691,745
Merit Medical Systems, Inc. (a)	94,234	2,870,368
Mesa Laboratories, Inc. (b)	6,864	1,632,053
Natus Medical, Inc. (a)	58,175	1,852,292
Neogen Corp. (a)	89,426	6,090,805
OraSure Technologies, Inc. (a)	105,384	787,218
Orthofix Medical, Inc. (a)	32,547	1,725,642
Surmodics, Inc. (a)	23,023	1,053,072
Tactile Systems Technology, Inc. (a) (b)	32,347	1,368,925
Varex Imaging Corp. (a)	65,563	1,871,168
		40,720,695
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Addus HomeCare Corp. (a)	22,448	1,779,677
AMN Healthcare Services, Inc. (a)	79,676	4,586,151
BioTelemetry, Inc. (a) (b)	57,844	2,355,986
Community Health Systems, Inc. (a) (b)	203,120	731,232
CorVel Corp. (a)	15,425	1,167,673
Cross Country Healthcare, Inc. (a)	65,443	674,063
Diplomat Pharmacy, Inc. (a) (b)	99,142	485,796
Ensign Group, Inc.	85,709	4,065,178
LHC Group, Inc. (a)	50,610	5,747,272
Magellan Health, Inc. (a)	37,095	2,303,599
Owens & Minor, Inc.	112,630	654,380
Providence Service Corp. (a)	19,419	1,154,654
Select Medical Holdings Corp. (a)	187,000	3,098,590
Tivity Health, Inc. (a) (b)	75,161	1,249,927
US Physical Therapy, Inc.	21,825	2,849,254
		32,903,432
HEALTH CARE TECHNOLOGY — 1.2%
Computer Programs & Systems, Inc.	21,632	489,100
HealthStream, Inc. (a)	43,669	1,130,590
HMS Holdings Corp. (a)	149,154	5,140,593
NextGen Healthcare, Inc. (a)	82,644	1,295,031
Omnicell, Inc. (a)	71,174	5,143,745
Tabula Rasa HealthCare, Inc. (a) (b)	33,528	1,842,028
		15,041,087

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc. (b)	34,936	$1,356,914
Bloomin' Brands, Inc.	148,312	2,807,546
Chuy's Holdings, Inc. (a)	28,397	703,110
Dave & Buster's Entertainment, Inc. (b)	52,649	2,050,679
Dine Brands Global, Inc. (b)	29,358	2,227,098
El Pollo Loco Holdings, Inc. (a) (b)	35,212	385,924
Fiesta Restaurant Group, Inc. (a)	36,647	381,862
Monarch Casino & Resort, Inc. (a)	20,299	846,265
Red Robin Gourmet Burgers, Inc. (a)	22,633	752,774
Ruth's Hospitality Group, Inc.	47,288	965,384
Shake Shack, Inc. Class A (a)	52,288	5,126,315
Wingstop, Inc.	50,326	4,392,453
		21,996,324
HOUSEHOLD DURABLES — 2.7%
Cavco Industries, Inc. (a)	14,673	2,818,537
Century Communities, Inc. (a)	44,755	1,370,846
Ethan Allen Interiors, Inc.	41,822	798,800
Installed Building Products, Inc. (a)	36,428	2,088,782
iRobot Corp. (a) (b)	48,061	2,963,922
La-Z-Boy, Inc.	79,626	2,674,637
LGI Homes, Inc. (a) (b)	34,098	2,841,045
M/I Homes, Inc. (a)	47,165	1,775,762
MDC Holdings, Inc.	84,629	3,647,510
Meritage Homes Corp. (a)	61,438	4,322,163
TopBuild Corp. (a)	58,538	5,644,819
Tupperware Brands Corp.	83,322	1,322,320
Universal Electronics, Inc. (a)	23,673	1,204,956
William Lyon Homes Class A (a)	56,347	1,147,225
		34,621,324
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	17,593	514,243
Central Garden & Pet Co. Class A (a)	70,542	1,955,777
WD-40 Co. (b)	23,483	4,310,070
		6,780,090
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	61,307	2,051,332
INSURANCE — 3.0%
Ambac Financial Group, Inc. (a)	78,367	1,532,075
American Equity Investment Life Holding Co.	155,392	3,760,486
AMERISAFE, Inc.	32,983	2,180,506
eHealth, Inc. (a)	34,313	2,291,765
Employers Holdings, Inc.	54,538	2,376,766
HCI Group, Inc.	11,770	494,811
Horace Mann Educators Corp.	70,320	3,257,926
James River Group Holdings, Ltd.	51,875	2,658,075
ProAssurance Corp.	91,785	3,696,182
RLI Corp.	68,059	6,323,362
Safety Insurance Group, Inc.	24,924	2,525,549
Security Description	Shares	Value
Stewart Information Services Corp.	40,499	$1,570,956
Third Point Reinsurance, Ltd. (a)	131,193	1,310,618
United Fire Group, Inc.	36,670	1,722,757
United Insurance Holdings Corp.	35,446	495,889
Universal Insurance Holdings, Inc.	53,711	1,610,793
		37,808,516
INTERACTIVE MEDIA & SERVICES — 0.1%
Care.com, Inc. (a)	47,059	491,766
QuinStreet, Inc. (a) (b)	78,364	986,603
		1,478,369
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Liquidity Services, Inc. (a)	42,489	314,419
PetMed Express, Inc. (b)	34,410	620,068
Shutterstock, Inc. (a)	32,506	1,174,117
Stamps.com, Inc. (a) (b)	27,840	2,072,688
		4,181,292
IT SERVICES — 2.0%
Cardtronics PLC Class A (a)	62,690	1,895,746
CSG Systems International, Inc.	56,321	2,910,669
EVERTEC, Inc.	101,974	3,183,628
ExlService Holdings, Inc. (a)	58,318	3,904,973
ManTech International Corp. Class A	45,797	3,270,364
NIC, Inc.	114,390	2,362,154
Perficient, Inc. (a)	56,126	2,165,341
Sykes Enterprises, Inc. (a)	66,056	2,023,956
TTEC Holdings, Inc.	24,218	1,159,558
Unisys Corp. (a) (b)	88,418	656,946
Virtusa Corp. (a)	51,617	1,859,244
		25,392,579
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	160,648	3,118,178
Sturm Ruger & Co., Inc.	28,360	1,184,313
Vista Outdoor, Inc. (a)	101,479	628,155
		4,930,646
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Cambrex Corp. (a)	57,503	3,421,428
Luminex Corp.	71,538	1,477,260
Medpace Holdings, Inc. (a)	46,293	3,890,464
NeoGenomics, Inc. (a)	177,406	3,392,003
		12,181,155
MACHINERY — 5.6%
Actuant Corp. Class A	93,461	2,050,534
Alamo Group, Inc.	16,503	1,942,733
Albany International Corp. Class A	52,474	4,731,056
Astec Industries, Inc.	38,908	1,210,039
Barnes Group, Inc.	81,249	4,187,573
Briggs & Stratton Corp.	75,459	457,282
Chart Industries, Inc. (a)	61,138	3,812,566
CIRCOR International, Inc. (a)	34,040	1,278,202

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
EnPro Industries, Inc.	35,187	$2,415,588
ESCO Technologies, Inc.	44,332	3,527,054
Federal Signal Corp.	103,060	3,374,184
Franklin Electric Co., Inc.	65,685	3,140,400
Greenbrier Cos., Inc.	55,472	1,670,817
Harsco Corp. (a)	137,144	2,600,250
Hillenbrand, Inc.	107,010	3,304,469
John Bean Technologies Corp.	54,057	5,374,888
Lindsay Corp. (b)	18,374	1,706,026
Lydall, Inc. (a)	29,940	745,805
Mueller Industries, Inc.	96,759	2,775,048
Proto Labs, Inc. (a)	45,914	4,687,819
SPX Corp. (a)	75,211	3,009,192
SPX FLOW, Inc. (a)	72,853	2,874,779
Standex International Corp.	21,269	1,551,361
Tennant Co.	31,088	2,197,922
Titan International, Inc.	92,735	250,384
Wabash National Corp.	92,976	1,349,082
Watts Water Technologies, Inc. Class A	47,213	4,425,274
		70,650,327
MARINE — 0.2%
Matson, Inc.	73,161	2,744,269
MEDIA — 0.6%
EW Scripps Co. Class A	92,981	1,234,788
Gannett Co., Inc. (b)	195,790	2,102,784
New Media Investment Group, Inc. (b)	97,217	856,482
Scholastic Corp.	52,706	1,990,178
TechTarget, Inc. (a)	39,289	884,985
		7,069,217
METALS & MINING — 0.8%
AK Steel Holding Corp. (a) (b)	533,188	1,210,337
Century Aluminum Co. (a) (b)	86,873	576,402
Haynes International, Inc.	21,380	766,259
Kaiser Aluminum Corp.	27,281	2,700,000
Materion Corp.	34,791	2,134,776
Olympic Steel, Inc.	16,384	235,930
SunCoke Energy, Inc. (a) (b)	157,865	890,359
TimkenSteel Corp. (a) (b)	71,327	448,647
Warrior Met Coal, Inc.	88,035	1,718,443
		10,681,153
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.7%
Apollo Commercial Real Estate Finance, Inc. REIT	241,809	4,635,479
ARMOUR Residential REIT, Inc. (b)	101,054	1,692,654
Capstead Mortgage Corp. REIT	153,346	1,127,093
Granite Point Mortgage Trust, Inc. REIT	91,649	1,717,502
Invesco Mortgage Capital, Inc. REIT	243,910	3,734,262
Security Description	Shares	Value
New York Mortgage Trust, Inc. REIT	448,853	$2,733,515
PennyMac Mortgage Investment Trust REIT	148,163	3,293,663
Redwood Trust, Inc. REIT	191,794	3,147,340
		22,081,508
MULTI-UTILITIES — 0.4%
Avista Corp.	112,938	5,470,717
MULTILINE RETAIL — 0.2%
Big Lots, Inc. (b)	66,629	1,632,410
JC Penney Co., Inc. (a) (b)	542,539	482,263
		2,114,673
OIL, GAS & CONSUMABLE FUELS — 1.9%
Bonanza Creek Energy, Inc. (a)	32,882	736,228
Callon Petroleum Co. (a) (b)	390,100	1,693,034
Carrizo Oil & Gas, Inc. (a) (b)	151,402	1,299,786
CONSOL Energy, Inc. (a)	46,518	727,076
Denbury Resources, Inc. (a) (b)	802,055	954,446
Green Plains, Inc. (b)	59,565	631,091
Gulfport Energy Corp. (a)	244,138	661,614
HighPoint Resources Corp. (a) (b)	186,251	296,139
Jagged Peak Energy, Inc. (a)	102,100	741,246
Laredo Petroleum, Inc. (a)	308,222	742,815
Par Pacific Holdings, Inc. (a)	62,680	1,432,865
PDC Energy, Inc. (a)	100,571	2,790,845
Penn Virginia Corp. (a) (b)	22,999	668,581
QEP Resources, Inc.	406,282	1,503,243
Range Resources Corp. (b)	356,349	1,361,253
Renewable Energy Group, Inc. (a) (b)	66,218	993,601
REX American Resources Corp. (a)	9,871	753,453
Ring Energy, Inc. (a)	102,885	168,731
SM Energy Co.	180,995	1,753,842
SRC Energy, Inc. (a)	415,813	1,937,689
Unit Corp. (a)	96,441	325,971
Whiting Petroleum Corp. (a) (b)	155,924	1,252,070
		23,425,619
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	66,598	2,170,429
Clearwater Paper Corp. (a)	29,826	629,925
Mercer International, Inc.	68,355	857,172
Neenah, Inc.	28,820	1,876,759
PH Glatfelter Co.	74,257	1,142,815
Schweitzer-Mauduit International, Inc.	52,753	1,975,072
		8,652,172
PERSONAL PRODUCTS — 0.7%
Avon Products, Inc. (a)	757,098	3,331,231
Inter Parfums, Inc.	29,615	2,072,162
Medifast, Inc. (b)	20,183	2,091,564
USANA Health Sciences, Inc. (a)	22,042	1,507,452
		9,002,409

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 1.1%
Akorn, Inc. (a)	161,576	$613,989
Amphastar Pharmaceuticals, Inc. (a)	58,873	1,167,452
ANI Pharmaceuticals, Inc. (a)	14,974	1,091,305
Assertio Therapeutics, Inc. (a)	113,224	144,927
Corcept Therapeutics, Inc. (a)	174,779	2,470,501
Endo International PLC (a)	344,102	1,104,567
Innoviva, Inc. (a)	114,161	1,203,257
Lannett Co., Inc. (a) (b)	57,317	641,950
Pacira BioSciences, Inc. (a)	71,200	2,710,584
Phibro Animal Health Corp. Class A	35,832	764,297
Supernus Pharmaceuticals, Inc. (a)	89,604	2,462,318
		14,375,147
PROFESSIONAL SERVICES — 1.9%
Exponent, Inc.	88,667	6,197,823
Forrester Research, Inc.	17,660	567,592
FTI Consulting, Inc. (a)	64,096	6,793,535
Heidrick & Struggles International, Inc.	32,664	891,727
Kelly Services, Inc. Class A	55,248	1,338,107
Korn Ferry	95,627	3,695,027
Navigant Consulting, Inc.	65,410	1,828,210
Resources Connection, Inc.	51,094	868,087
TrueBlue, Inc. (a)	68,429	1,443,852
		23,623,960
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Marcus & Millichap, Inc. (a)	38,125	1,353,056
RE/MAX Holdings, Inc. Class A	30,420	978,307
Realogy Holdings Corp. (b)	195,224	1,304,097
		3,635,460
ROAD & RAIL — 0.7%
ArcBest Corp.	43,587	1,327,224
Heartland Express, Inc.	79,843	1,717,423
Marten Transport, Ltd.	66,202	1,375,678
Saia, Inc. (a)	44,195	4,141,071
		8,561,396
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Advanced Energy Industries, Inc. (a)	65,379	3,753,408
Axcelis Technologies, Inc. (a)	55,262	944,428
Brooks Automation, Inc.	123,320	4,566,540
Cabot Microelectronics Corp.	49,544	6,996,108
CEVA, Inc. (a)	37,486	1,119,332
Cohu, Inc.	71,934	971,469
Diodes, Inc. (a)	69,708	2,798,776
DSP Group, Inc. (a)	33,991	478,763
FormFactor, Inc. (a)	128,426	2,394,503
Ichor Holdings, Ltd. (a)	38,318	926,529
Kulicke & Soffa Industries, Inc.	108,286	2,542,555
MaxLinear, Inc. (a) (b)	111,668	2,499,130
Security Description	Shares	Value
Nanometrics, Inc. (a)	40,309	$1,314,880
PDF Solutions, Inc. (a)	49,246	643,645
Photronics, Inc. (a)	114,757	1,248,556
Power Integrations, Inc.	50,059	4,526,835
Rambus, Inc. (a)	189,759	2,490,587
Rudolph Technologies, Inc. (a)	53,149	1,401,008
SMART Global Holdings, Inc. (a)	21,981	560,076
SolarEdge Technologies, Inc. (a)	81,963	6,861,942
Ultra Clean Holdings, Inc. (a) (b)	67,557	988,697
Veeco Instruments, Inc. (a)	84,646	988,665
Xperi Corp.	84,260	1,742,497
		52,758,929
SOFTWARE — 2.5%
8x8, Inc. (a) (b)	169,628	3,514,692
Agilysys, Inc. (a)	34,787	890,895
Alarm.com Holdings, Inc. (a)	61,922	2,888,042
Bottomline Technologies DE, Inc. (a)	65,239	2,567,155
Ebix, Inc. (b)	37,976	1,598,790
LivePerson, Inc. (a) (b)	104,247	3,721,618
MicroStrategy, Inc. Class A (a)	13,978	2,073,916
Monotype Imaging Holdings, Inc.	70,596	1,398,507
OneSpan, Inc. (a)	56,599	820,685
Progress Software Corp.	76,393	2,907,517
Qualys, Inc. (a)	57,641	4,355,930
SPS Commerce, Inc. (a)	59,528	2,801,983
TiVo Corp.	214,816	1,635,824
		31,175,554
SPECIALTY RETAIL — 4.1%
Abercrombie & Fitch Co. Class A	107,886	1,683,022
Asbury Automotive Group, Inc. (a)	33,022	3,379,141
Barnes & Noble Education, Inc. (a)	64,553	201,405
Boot Barn Holdings, Inc. (a)	48,612	1,696,559
Buckle, Inc. (b)	48,765	1,004,559
Caleres, Inc.	72,086	1,687,533
Cato Corp. Class A	37,352	657,769
Chico's FAS, Inc.	204,656	824,764
Children's Place, Inc. (b)	26,549	2,044,007
Conn's, Inc. (a) (b)	33,393	830,150
Designer Brands, Inc. Class A (b)	94,265	1,613,817
Express, Inc. (a)	122,751	422,263
GameStop Corp. Class A (b)	155,173	856,555
Genesco, Inc. (a)	27,436	1,097,989
Group 1 Automotive, Inc.	29,845	2,754,992
Guess?, Inc. (b)	72,862	1,350,133
Haverty Furniture Cos., Inc.	31,066	629,708
Hibbett Sports, Inc. (a) (b)	31,424	719,610
Lithia Motors, Inc. Class A (b)	38,280	5,067,506
Lumber Liquidators Holdings, Inc. (a) (b)	50,846	501,850
MarineMax, Inc. (a)	37,026	573,162
Michaels Cos., Inc. (a) (b)	137,867	1,349,718
Monro, Inc. (b)	56,768	4,485,240
Office Depot, Inc.	933,061	1,637,522
Rent-A-Center, Inc.	83,427	2,151,582

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
RH (a)	27,319	$4,666,905
Shoe Carnival, Inc. (b)	15,846	513,569
Signet Jewelers, Ltd.	89,238	1,495,629
Sleep Number Corp. (a)	50,091	2,069,760
Sonic Automotive, Inc. Class A (b)	41,355	1,298,960
Tailored Brands, Inc. (b)	91,052	400,629
Tile Shop Holdings, Inc. (b)	67,647	215,794
Vitamin Shoppe, Inc. (a) (b)	26,450	172,454
Zumiez, Inc. (a)	33,887	1,073,371
		51,127,627
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	203,391	1,657,637
Diebold Nixdorf, Inc. (a)	131,111	1,468,443
		3,126,080
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Crocs, Inc. (a)	107,003	2,970,403
Fossil Group, Inc. (a)	80,710	1,009,682
G-III Apparel Group, Ltd. (a)	71,302	1,837,452
Kontoor Brands, Inc. (b)	79,618	2,794,592
Movado Group, Inc.	28,017	696,503
Oxford Industries, Inc. (b)	29,100	2,086,470
Steven Madden, Ltd.	133,377	4,773,563
Unifi, Inc. (a)	24,980	547,562
Vera Bradley, Inc. (a)	36,871	372,397
Wolverine World Wide, Inc.	145,581	4,114,119
		21,202,743
THRIFTS & MORTGAGE FINANCE — 1.9%
Axos Financial, Inc. (a)	90,968	2,515,265
Dime Community Bancshares, Inc.	53,113	1,137,149
Flagstar Bancorp, Inc.	48,227	1,801,279
HomeStreet, Inc. (a)	41,639	1,137,578
Meta Financial Group, Inc.	59,544	1,941,730
NMI Holdings, Inc. Class A (a)	115,689	3,037,993
Northfield Bancorp, Inc.	75,699	1,215,726
Northwest Bancshares, Inc.	171,241	2,806,640
Oritani Financial Corp.	65,433	1,157,837
Provident Financial Services, Inc.	103,517	2,539,272
TrustCo Bank Corp. NY	165,483	1,348,686
Walker & Dunlop, Inc.	48,756	2,726,923
		23,366,078
TOBACCO — 0.4%
Universal Corp.	42,631	2,336,605
Vector Group, Ltd. (b)	196,919	2,345,302
		4,681,907
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	65,925	3,744,540
DXP Enterprises, Inc. (a)	27,406	951,536
GMS, Inc. (a)	70,815	2,033,807
Security Description	Shares	Value
Kaman Corp.	47,614	$2,831,129
Veritiv Corp. (a)	22,965	415,207
		9,976,219
WATER UTILITIES — 0.8%
American States Water Co.	62,853	5,647,971
California Water Service Group	82,226	4,352,222
		10,000,193
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc.	31,211	372,659
TOTAL COMMON STOCKS (Cost $1,207,636,540)		1,256,951,227
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (d)	40,233	21,042
TOTAL RIGHTS (Cost $17,421)		21,042
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e) (f)	3,810,909	3,811,290
State Street Navigator Securities Lending Portfolio III (g) (h)	33,528,846	33,528,846
TOTAL SHORT-TERM INVESTMENTS (Cost $37,340,136)		37,340,136
TOTAL INVESTMENTS — 102.6% (Cost $1,244,994,097)		1,294,312,405
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(32,897,368)
NET ASSETS — 100.0%		$1,261,415,037
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $21,042, representing less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,256,951,227	$—	$—	$1,256,951,227
Rights	—	21,042	—	21,042
Short-Term Investments	37,340,136	—	—	37,340,136
TOTAL INVESTMENTS	$1,294,291,363	$21,042	$—	$1,294,312,405
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$12,744,806	$8,933,165	$(351)	$—	3,810,909	$3,811,290	$4,615
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,162,572	1,162,572	7,288,756	8,451,328	—	—	—	—	2,656
State Street Navigator Securities Lending Portfolio III	20,936,838	20,936,838	62,178,926	49,586,918	—	—	33,528,846	33,528,846	86,350
Total		$22,099,410	$82,212,488	$66,971,411	$(351)	$—		$37,340,136	$93,621
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.9%
AAR Corp.	83,386	$3,436,337
Aerojet Rocketdyne Holdings, Inc. (a)	377,224	19,053,584
AeroVironment, Inc. (a)	111,119	5,951,534
Cubic Corp.	85,006	5,986,973
Mercury Systems, Inc. (a)	171,887	13,952,068
National Presto Industries, Inc. (b)	26,548	2,365,161
Park Aerospace Corp.	56,672	995,160
Triumph Group, Inc.	111,142	2,542,929
		54,283,746
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	93,170	5,936,792
Hub Group, Inc. Class A (a)	75,268	3,499,962
		9,436,754
AIRLINES — 0.7%
Allegiant Travel Co.	68,129	10,196,186
Hawaiian Holdings, Inc.	108,732	2,855,302
		13,051,488
AUTO COMPONENTS — 1.7%
Dorman Products, Inc. (a)	151,619	12,059,775
Fox Factory Holding Corp. (a)	198,312	12,342,939
Gentherm, Inc. (a)	116,929	4,804,028
Standard Motor Products, Inc.	51,200	2,485,760
		31,692,502
BANKS — 8.4%
Brookline Bancorp, Inc.	224,805	3,311,378
Cadence BanCorp	270,990	4,753,165
Central Pacific Financial Corp.	80,253	2,279,185
City Holding Co.	84,411	6,436,339
Community Bank System, Inc.	269,053	16,597,880
CVB Financial Corp.	322,225	6,724,836
First BanCorp	569,935	5,687,951
First Midwest Bancorp, Inc.	312,641	6,090,247
Glacier Bancorp, Inc.	446,603	18,069,557
Great Western Bancorp, Inc.	134,380	4,434,540
Heritage Financial Corp.	109,430	2,950,233
Independent Bank Corp. (Massachusetts)	177,391	13,242,238
LegacyTexas Financial Group, Inc.	251,940	10,966,948
National Bank Holdings Corp. Class A	94,123	3,218,065
OFG Bancorp	120,537	2,639,760
Old National Bancorp	898,363	15,456,335
Preferred Bank	33,770	1,768,873
S&T Bancorp, Inc.	98,296	3,590,753
Seacoast Banking Corp. of Florida (a)	264,939	6,705,606
ServisFirst Bancshares, Inc.	101,332	3,359,156
Tompkins Financial Corp.	30,971	2,512,677
Triumph Bancorp, Inc. (a)	123,635	3,942,720
Veritex Holdings, Inc.	166,642	4,043,568
Security Description	Shares	Value
Westamerica Bancorporation	139,073	$8,647,559
		157,429,569
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	42,294	2,101,166
National Beverage Corp. (b)	36,598	1,623,487
		3,724,653
BIOTECHNOLOGY — 4.6%
Acorda Therapeutics, Inc. (a) (b)	101,003	289,879
Arrowhead Pharmaceuticals, Inc. (a) (b)	492,076	13,866,702
Cytokinetics, Inc. (a)	164,031	1,866,673
Eagle Pharmaceuticals, Inc. (a) (b)	51,712	2,925,348
Emergent BioSolutions, Inc. (a)	140,984	7,370,644
Enanta Pharmaceuticals, Inc. (a)	81,964	4,924,397
Genomic Health, Inc. (a)	86,947	5,896,746
Medicines Co. (a) (b)	286,972	14,348,600
Momenta Pharmaceuticals, Inc. (a)	334,441	4,334,355
Myriad Genetics, Inc. (a)	201,298	5,763,162
Progenics Pharmaceuticals, Inc. (a) (b)	450,136	2,275,437
REGENXBIO, Inc. (a) (b)	160,959	5,730,140
Spectrum Pharmaceuticals, Inc. (a) (b)	585,194	4,854,184
Vanda Pharmaceuticals, Inc. (a)	272,929	3,624,497
Xencor, Inc. (a) (b)	258,687	8,725,512
		86,796,276
BUILDING PRODUCTS — 1.2%
AAON, Inc. (b)	136,045	6,249,907
Gibraltar Industries, Inc. (a)	102,652	4,715,833
Insteel Industries, Inc.	55,941	1,148,469
PGT Innovations, Inc. (a)	166,763	2,879,997
Simpson Manufacturing Co., Inc.	102,532	7,112,645
		22,106,851
CAPITAL MARKETS — 0.7%
Blucora, Inc. (a)	251,069	5,433,133
Greenhill & Co., Inc. (b)	59,248	777,334
Virtus Investment Partners, Inc. (b)	18,231	2,015,801
Waddell & Reed Financial, Inc. Class A (b)	186,993	3,212,540
WisdomTree Investments, Inc.	408,124	2,132,448
		13,571,256
CHEMICALS — 2.1%
Balchem Corp.	91,706	9,096,318
Ferro Corp. (a)	151,933	1,801,925
FutureFuel Corp.	73,249	874,593
GCP Applied Technologies, Inc. (a)	112,254	2,160,890
Hawkins, Inc.	49,262	2,093,635
Innospec, Inc.	126,385	11,265,959
Quaker Chemical Corp.	66,580	10,528,961
Trinseo SA	51,137	2,196,334
		40,018,615

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Brady Corp. Class A	173,374	$9,197,491
Mobile Mini, Inc.	235,289	8,672,752
UniFirst Corp.	80,148	15,638,478
US Ecology, Inc.	113,755	7,273,495
		40,782,216
COMMUNICATIONS EQUIPMENT — 1.3%
CalAmp Corp. (a)	112,065	1,290,989
Extreme Networks, Inc. (a)	319,821	2,326,698
Harmonic, Inc. (a)	483,297	3,180,094
Viavi Solutions, Inc. (a)	1,193,401	16,713,581
		23,511,362
CONSTRUCTION & ENGINEERING — 0.2%
Comfort Systems USA, Inc.	105,190	4,652,554
CONSUMER FINANCE — 0.1%
World Acceptance Corp. (a) (b)	18,059	2,302,703
DIVERSIFIED CONSUMER SERVICES — 1.4%
American Public Education, Inc. (a)	81,473	1,820,107
Career Education Corp. (a)	360,812	5,733,303
Regis Corp. (a)	131,739	2,663,763
Strategic Education, Inc.	114,480	15,555,542
		25,772,715
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
ATN International, Inc.	55,673	3,249,633
Cogent Communications Holdings, Inc.	143,842	7,925,694
Consolidated Communications Holdings, Inc. (b)	218,177	1,038,523
Iridium Communications, Inc. (a)	499,518	10,629,743
Vonage Holdings Corp. (a)	550,723	6,223,170
		29,066,763
ELECTRIC UTILITIES — 0.4%
El Paso Electric Co.	111,367	7,470,498
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	95,215	4,147,565
Vicor Corp. (a)	93,259	2,753,006
		6,900,571
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Arlo Technologies, Inc. (a)	176,380	601,456
Badger Meter, Inc.	80,049	4,298,631
CTS Corp.	167,991	5,436,189
ePlus, Inc. (a)	35,163	2,675,553
Fabrinet (a)	115,675	6,049,802
FARO Technologies, Inc. (a)	48,459	2,342,993
KEMET Corp.	298,469	5,426,166
Knowles Corp. (a)	228,387	4,645,392
MTS Systems Corp.	41,336	2,283,814
Security Description	Shares	Value
OSI Systems, Inc. (a)	38,817	$3,942,254
Rogers Corp. (a)	64,120	8,765,845
		46,468,095
ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	657,218	6,552,463
DMC Global, Inc. (b)	76,724	3,374,321
Era Group, Inc. (a)	53,594	565,953
KLX Energy Services Holdings, Inc. (a)	104,739	905,469
Nabors Industries, Ltd.	876,794	1,639,605
Noble Corp. PLC (a) (b)	591,058	750,644
ProPetro Holding Corp. (a)	422,419	3,839,789
RPC, Inc. (b)	106,373	596,752
Valaris PLC (b)	1,018,790	4,900,380
		23,125,376
ENTERTAINMENT — 0.2%
Marcus Corp.	117,948	4,365,255
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%
Acadia Realty Trust REIT	252,950	7,229,311
Agree Realty Corp. REIT (b)	218,921	16,014,071
American Assets Trust, Inc. REIT	137,738	6,437,874
Armada Hoffler Properties, Inc. REIT	274,991	4,974,587
CareTrust REIT, Inc.	493,036	11,588,811
Community Healthcare Trust, Inc. REIT	96,412	4,295,155
DiamondRock Hospitality Co. REIT	649,176	6,654,054
Easterly Government Properties, Inc. REIT	366,851	7,813,926
Four Corners Property Trust, Inc. REIT (b)	352,842	9,978,372
Getty Realty Corp. REIT	104,072	3,336,548
Global Net Lease, Inc. REIT	189,470	3,694,665
Innovative Industrial Properties, Inc. REIT (b)	59,566	5,502,112
LTC Properties, Inc. REIT	139,159	7,127,724
National Storage Affiliates Trust REIT	309,822	10,338,760
Office Properties Income Trust REIT	138,708	4,250,013
RPT Realty REIT	259,197	3,512,120
Saul Centers, Inc. REIT	38,112	2,077,485
Universal Health Realty Income Trust REIT	40,924	4,206,987
Urstadt Biddle Properties, Inc. Class A REIT	158,980	3,767,826
Washington Prime Group, Inc. REIT (b)	985,970	4,081,916
Washington Real Estate Investment Trust	185,203	5,067,154
		131,949,471
FOOD & STAPLES RETAILING — 0.2%
Chefs' Warehouse, Inc. (a)	75,444	3,041,902

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	225,788	$4,269,651
Calavo Growers, Inc. (b)	56,063	5,336,076
Cal-Maine Foods, Inc.	69,334	2,770,240
J&J Snack Foods Corp.	46,786	8,982,912
John B Sanfilippo & Son, Inc.	20,538	1,983,971
		23,342,850
GAS UTILITIES — 0.4%
Northwest Natural Holding Co.	103,491	7,383,048
HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
AngioDynamics, Inc. (a)	200,311	3,689,729
Cardiovascular Systems, Inc. (a)	181,869	8,642,415
CONMED Corp.	147,670	14,198,470
CryoLife, Inc. (a)	194,468	5,279,806
Cutera, Inc. (a)	36,401	1,064,001
Heska Corp. (a) (b)	38,054	2,696,887
Inogen, Inc. (a)	54,140	2,593,847
Integer Holdings Corp. (a)	168,550	12,735,638
Lantheus Holdings, Inc. (a)	132,056	3,309,984
LeMaitre Vascular, Inc.	53,032	1,812,634
Meridian Bioscience, Inc.	225,535	2,140,327
Merit Medical Systems, Inc. (a)	284,403	8,662,915
Mesa Laboratories, Inc. (b)	21,017	4,997,212
Natus Medical, Inc. (a)	104,366	3,323,013
Neogen Corp. (a)	273,095	18,600,500
OraSure Technologies, Inc. (a)	153,482	1,146,511
Orthofix Medical, Inc. (a)	66,232	3,511,621
Surmodics, Inc. (a)	72,112	3,298,403
Tactile Systems Technology, Inc. (a)	97,405	4,122,180
Varex Imaging Corp. (a)	122,329	3,491,270
		109,317,363
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Addus HomeCare Corp. (a)	67,593	5,358,773
AMN Healthcare Services, Inc. (a)	240,923	13,867,528
BioTelemetry, Inc. (a) (b)	178,344	7,263,951
Community Health Systems, Inc. (a) (b)	256,544	923,558
CorVel Corp. (a)	46,930	3,552,601
Ensign Group, Inc.	260,970	12,377,807
LHC Group, Inc. (a)	97,832	11,109,802
Tivity Health, Inc. (a) (b)	220,742	3,670,940
US Physical Therapy, Inc.	67,202	8,773,221
		66,898,181
HEALTH CARE TECHNOLOGY — 2.3%
Computer Programs & Systems, Inc.	31,855	720,241
HealthStream, Inc. (a)	77,094	1,995,964
HMS Holdings Corp. (a)	455,635	15,703,460
NextGen Healthcare, Inc. (a)	255,760	4,007,759
Omnicell, Inc. (a)	217,282	15,702,970
Security Description	Shares	Value
Tabula Rasa HealthCare, Inc. (a) (b)	101,940	$5,600,584
		43,730,978
HOTELS, RESTAURANTS & LEISURE — 2.9%
BJ's Restaurants, Inc.	104,915	4,074,898
Chuy's Holdings, Inc. (a)	57,360	1,420,234
Dave & Buster's Entertainment, Inc. (b)	161,677	6,297,319
Dine Brands Global, Inc. (b)	90,446	6,861,233
El Pollo Loco Holdings, Inc. (a) (b)	107,075	1,173,542
Fiesta Restaurant Group, Inc. (a)	64,012	667,005
Monarch Casino & Resort, Inc. (a)	35,478	1,479,078
Ruth's Hospitality Group, Inc.	141,604	2,890,846
Shake Shack, Inc. Class A (a)	159,528	15,640,125
Wingstop, Inc.	153,289	13,379,064
		53,883,344
HOUSEHOLD DURABLES — 1.0%
Cavco Industries, Inc. (a)	44,114	8,473,858
iRobot Corp. (a) (b)	145,828	8,993,213
Tupperware Brands Corp.	83,389	1,323,383
		18,790,454
HOUSEHOLD PRODUCTS — 0.7%
WD-40 Co. (b)	70,883	13,009,866
INDUSTRIAL CONGLOMERATES — 0.3%
Raven Industries, Inc.	184,862	6,185,483
INSURANCE — 2.5%
American Equity Investment Life Holding Co.	219,798	5,319,112
AMERISAFE, Inc.	66,354	4,386,663
eHealth, Inc. (a)	105,092	7,019,095
HCI Group, Inc. (b)	33,963	1,427,804
RLI Corp.	207,797	19,306,419
United Fire Group, Inc.	110,285	5,181,189
Universal Insurance Holdings, Inc.	161,308	4,837,627
		47,477,909
INTERACTIVE MEDIA & SERVICES — 0.2%
Care.com, Inc. (a)	142,195	1,485,938
QuinStreet, Inc. (a) (b)	234,431	2,951,486
		4,437,424
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Liquidity Services, Inc. (a)	147,363	1,090,486
Shutterstock, Inc. (a)	52,704	1,903,669
Stamps.com, Inc. (a) (b)	83,862	6,243,526
		9,237,681
IT SERVICES — 2.0%
Cardtronics PLC Class A (a)	188,615	5,703,718
CSG Systems International, Inc.	72,781	3,761,322
EVERTEC, Inc.	196,646	6,139,288
ExlService Holdings, Inc. (a)	73,742	4,937,764
NIC, Inc.	162,759	3,360,973

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Perficient, Inc. (a)	169,013	$6,520,522
Unisys Corp. (a) (b)	284,087	2,110,766
Virtusa Corp. (a)	155,579	5,603,956
		38,138,309
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	340,337	6,605,941
Sturm Ruger & Co., Inc.	54,147	2,261,179
		8,867,120
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Cambrex Corp. (a)	123,168	7,328,496
Luminex Corp.	217,369	4,488,670
Medpace Holdings, Inc. (a)	140,678	11,822,579
NeoGenomics, Inc. (a)	535,913	10,246,657
		33,886,402
MACHINERY — 5.9%
Actuant Corp. Class A	150,371	3,299,140
Albany International Corp. Class A	160,220	14,445,435
Barnes Group, Inc.	105,231	5,423,606
Chart Industries, Inc. (a)	84,603	5,275,843
ESCO Technologies, Inc.	134,054	10,665,336
Federal Signal Corp.	173,742	5,688,313
Franklin Electric Co., Inc.	198,338	9,482,540
Harsco Corp. (a)	413,690	7,843,562
Hillenbrand, Inc.	135,033	4,169,819
John Bean Technologies Corp.	84,832	8,434,846
Lindsay Corp. (b)	25,370	2,355,605
Proto Labs, Inc. (a)	140,295	14,324,119
SPX Corp. (a)	228,066	9,124,921
Tennant Co.	45,834	3,240,464
Watts Water Technologies, Inc. Class A	68,295	6,401,290
		110,174,839
MARINE — 0.4%
Matson, Inc. (b)	220,872	8,284,909
MEDIA — 0.3%
EW Scripps Co. Class A	278,876	3,703,473
TechTarget, Inc. (a)	77,479	1,745,215
		5,448,688
METALS & MINING — 1.1%
AK Steel Holding Corp. (a) (b)	1,001,315	2,272,985
Kaiser Aluminum Corp.	84,294	8,342,577
Materion Corp.	68,058	4,176,039
SunCoke Energy, Inc. (a)	488,142	2,753,121
Warrior Met Coal, Inc.	152,957	2,985,721
		20,530,443
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.0%
ARMOUR Residential REIT, Inc. (b)	171,835	2,878,236
Security Description	Shares	Value
Granite Point Mortgage Trust, Inc. REIT	141,732	$2,656,058
New York Mortgage Trust, Inc. REIT	637,111	3,880,006
Redwood Trust, Inc. REIT	588,939	9,664,489
		19,078,789
MULTI-UTILITIES — 0.4%
Avista Corp.	160,104	7,755,438
OIL, GAS & CONSUMABLE FUELS — 1.6%
Bonanza Creek Energy, Inc. (a)	54,135	1,212,083
Callon Petroleum Co. (a)	1,181,322	5,126,937
Carrizo Oil & Gas, Inc. (a) (b)	487,395	4,184,286
CONSOL Energy, Inc. (a)	59,700	933,111
Denbury Resources, Inc. (a) (b)	2,518,680	2,997,229
HighPoint Resources Corp. (a) (b)	615,159	978,103
Jagged Peak Energy, Inc. (a)	231,088	1,677,699
Penn Virginia Corp. (a)	70,154	2,039,377
QEP Resources, Inc.	1,222,395	4,522,861
Renewable Energy Group, Inc. (a) (b)	203,119	3,047,801
Unit Corp. (a)	132,480	447,782
Whiting Petroleum Corp. (a) (b)	381,784	3,065,726
		30,232,995
PERSONAL PRODUCTS — 1.4%
Avon Products, Inc. (a)	2,287,135	10,063,394
Inter Parfums, Inc.	91,967	6,434,931
Medifast, Inc. (b)	60,908	6,311,896
USANA Health Sciences, Inc. (a)	50,236	3,435,640
		26,245,861
PHARMACEUTICALS — 2.0%
Akorn, Inc. (a)	209,637	796,621
Amphastar Pharmaceuticals, Inc. (a)	176,701	3,503,981
ANI Pharmaceuticals, Inc. (a)	48,162	3,510,047
Corcept Therapeutics, Inc. (a)	538,930	7,617,775
Endo International PLC (a) (b)	1,071,066	3,438,122
Innoviva, Inc. (a)	342,543	3,610,403
Pacira BioSciences, Inc. (a)	146,438	5,574,895
Phibro Animal Health Corp. Class A	52,888	1,128,101
Supernus Pharmaceuticals, Inc. (a)	270,247	7,426,387
		36,606,332
PROFESSIONAL SERVICES — 2.2%
Exponent, Inc.	270,615	18,915,989
Forrester Research, Inc.	55,571	1,786,052
FTI Consulting, Inc. (a)	92,897	9,846,153
Heidrick & Struggles International, Inc.	55,941	1,527,189
Korn Ferry	172,894	6,680,624
Navigant Consulting, Inc.	99,706	2,786,783
		41,542,790

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Marcus & Millichap, Inc. (a)	120,409	$4,273,315
ROAD & RAIL — 0.2%
Heartland Express, Inc.	145,532	3,130,393
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Advanced Energy Industries, Inc. (a)	82,674	4,746,314
Axcelis Technologies, Inc. (a)	84,820	1,449,574
Brooks Automation, Inc.	376,841	13,954,422
Cabot Microelectronics Corp.	151,258	21,359,142
CEVA, Inc. (a)	53,708	1,603,721
Cohu, Inc.	101,993	1,377,416
Diodes, Inc. (a)	103,241	4,145,126
DSP Group, Inc. (a)	53,733	756,829
MaxLinear, Inc. (a)	202,996	4,543,051
Nanometrics, Inc. (a)	124,269	4,053,655
Power Integrations, Inc.	95,707	8,654,784
Rudolph Technologies, Inc. (a)	76,297	2,011,189
SMART Global Holdings, Inc. (a)	49,132	1,251,883
SolarEdge Technologies, Inc. (a)	165,239	13,833,809
		83,740,915
SOFTWARE — 3.6%
8x8, Inc. (a) (b)	518,068	10,734,369
Agilysys, Inc. (a)	104,042	2,664,516
Alarm.com Holdings, Inc. (a)	114,655	5,347,509
Bottomline Technologies DE, Inc. (a)	196,741	7,741,758
Ebix, Inc. (b)	66,802	2,812,364
LivePerson, Inc. (a) (b)	204,348	7,295,224
MicroStrategy, Inc. Class A (a)	22,267	3,303,755
Monotype Imaging Holdings, Inc.	149,130	2,954,265
OneSpan, Inc. (a)	115,155	1,669,747
Progress Software Corp.	156,518	5,957,075
Qualys, Inc. (a)	108,302	8,184,382
SPS Commerce, Inc. (a)	179,751	8,460,880
		67,125,844
SPECIALTY RETAIL — 2.7%
Asbury Automotive Group, Inc. (a)	46,686	4,777,378
Boot Barn Holdings, Inc. (a)	104,820	3,658,218
Children's Place, Inc. (b)	81,990	6,312,410
Designer Brands, Inc. Class A (b)	154,815	2,650,433
Guess?, Inc. (b)	225,912	4,186,149
Monro, Inc. (b)	171,534	13,552,901
RH (a)	41,266	7,049,471
Shoe Carnival, Inc. (b)	46,741	1,514,876
Sleep Number Corp. (a)	154,451	6,381,915
Tailored Brands, Inc. (b)	277,951	1,222,985
		51,306,736
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	624,133	5,086,684
Security Description	Shares	Value
Diebold Nixdorf, Inc. (a)	193,085	$2,162,552
		7,249,236
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Crocs, Inc. (a)	323,015	8,966,896
Kontoor Brands, Inc.	240,335	8,435,758
Movado Group, Inc.	62,486	1,553,402
Oxford Industries, Inc. (b)	58,486	4,193,446
Steven Madden, Ltd.	188,882	6,760,087
Wolverine World Wide, Inc.	272,333	7,696,131
		37,605,720
THRIFTS & MORTGAGE FINANCE — 0.6%
Axos Financial, Inc. (a)	133,724	3,697,468
HomeStreet, Inc. (a)	65,646	1,793,449
NMI Holdings, Inc. Class A (a)	163,496	4,293,405
TrustCo Bank Corp. NY	260,631	2,124,143
		11,908,465
TOBACCO — 0.2%
Vector Group, Ltd. (b)	233,026	2,775,342
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	109,198	6,202,447
DXP Enterprises, Inc. (a)	85,446	2,966,685
Kaman Corp.	64,350	3,826,251
		12,995,383
WATER UTILITIES — 1.0%
American States Water Co.	129,239	11,613,417
California Water Service Group	141,358	7,482,079
		19,095,496
TOTAL COMMON STOCKS (Cost $1,818,628,296)		1,873,215,532
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	12,792,703	12,793,982
State Street Navigator Securities Lending Portfolio III (e) (f)	74,085,522	74,085,522
TOTAL SHORT-TERM INVESTMENTS (Cost $86,879,504)		86,879,504
TOTAL INVESTMENTS — 104.3% (Cost $1,905,507,800)		1,960,095,036
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(81,117,874)
NET ASSETS — 100.0%		$1,878,977,162

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,873,215,532	$—	$—	$1,873,215,532
Short-Term Investments	86,879,504	—	—	86,879,504
TOTAL INVESTMENTS	$1,960,095,036	$—	$—	$1,960,095,036
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$18,288,364	$5,493,997	$(385)	$—	12,792,703	$12,793,982	$7,970
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,840,199	1,840,199	6,997,115	8,837,314	—	—	—	—	6,214
State Street Navigator Securities Lending Portfolio III	48,174,404	48,174,404	121,858,392	95,947,274	—	—	74,085,522	74,085,522	120,102
Total		$50,014,603	$147,143,871	$110,278,585	$(385)	$—		$86,879,504	$134,286
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.9%
AAR Corp.	101,007	$4,162,499
Cubic Corp.	83,747	5,898,301
Mercury Systems, Inc. (a)	127,217	10,326,204
Moog, Inc. Class A	186,648	15,140,886
Park Aerospace Corp.	56,636	994,528
Triumph Group, Inc.	172,057	3,936,664
		40,459,082
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	153,195	3,865,110
Echo Global Logistics, Inc. (a)	155,168	3,514,555
Forward Air Corp.	57,967	3,693,657
Hub Group, Inc. Class A (a)	106,829	4,967,549
		16,040,871
AIRLINES — 1.0%
Hawaiian Holdings, Inc.	153,968	4,043,199
SkyWest, Inc.	292,487	16,788,754
		20,831,953
AUTO COMPONENTS — 1.9%
American Axle & Manufacturing Holdings, Inc. (a) (b)	664,102	5,458,918
Cooper Tire & Rubber Co.	287,158	7,500,567
Cooper-Standard Holdings, Inc. (a)	97,091	3,969,080
Garrett Motion, Inc. (a)	438,879	4,371,235
Gentherm, Inc. (a)	61,877	2,542,217
LCI Industries	143,644	13,193,701
Motorcar Parts of America, Inc. (a) (b)	109,305	1,847,255
Standard Motor Products, Inc.	59,159	2,872,169
		41,755,142
AUTOMOBILES — 0.3%
Winnebago Industries, Inc. (b)	180,914	6,938,052
BANKS — 10.4%
Ameris Bancorp	375,190	15,097,645
Banc of California, Inc.	253,979	3,591,263
Banner Corp.	198,342	11,140,870
Berkshire Hills Bancorp, Inc.	250,740	7,344,175
Boston Private Financial Holdings, Inc.	495,458	5,774,563
Brookline Bancorp, Inc.	223,528	3,292,567
Cadence BanCorp	434,830	7,626,918
Central Pacific Financial Corp.	80,744	2,293,130
Columbia Banking System, Inc.	418,768	15,452,539
Customers Bancorp, Inc. (a)	170,479	3,535,734
CVB Financial Corp.	404,279	8,437,303
Eagle Bancorp, Inc.	197,924	8,831,369
First BanCorp	608,716	6,074,986
First Commonwealth Financial Corp.	563,926	7,488,937
First Financial Bancorp	565,785	13,847,588
First Midwest Bancorp, Inc.	293,958	5,726,302
Security Description	Shares	Value
Franklin Financial Network, Inc.	75,541	$2,282,094
Great Western Bancorp, Inc.	180,361	5,951,913
Hanmi Financial Corp.	184,745	3,469,511
Heritage Financial Corp.	93,881	2,531,032
Hope Bancorp, Inc.	732,919	10,510,058
National Bank Holdings Corp. Class A	72,319	2,472,587
NBT Bancorp, Inc.	250,856	9,178,821
OFG Bancorp	157,667	3,452,907
Opus Bank	126,199	2,747,352
Pacific Premier Bancorp, Inc.	346,189	10,797,635
Preferred Bank	45,639	2,390,571
S&T Bancorp, Inc.	93,111	3,401,345
ServisFirst Bancshares, Inc.	153,492	5,088,260
Simmons First National Corp. Class A	554,528	13,807,747
Southside Bancshares, Inc.	185,889	6,340,674
Tompkins Financial Corp.	38,526	3,125,614
United Community Banks, Inc.	453,751	12,863,841
Veritex Holdings, Inc.	89,244	2,165,506
		228,133,357
BEVERAGES — 0.5%
Coca-Cola Consolidated, Inc.	26,633	8,092,970
MGP Ingredients, Inc. (b)	28,592	1,420,450
National Beverage Corp. (b)	31,496	1,397,163
		10,910,583
BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc. (a) (b)	130,762	375,287
AMAG Pharmaceuticals, Inc. (a) (b)	193,278	2,232,361
Anika Therapeutics, Inc. (a)	78,578	4,313,146
Cytokinetics, Inc. (a) (b)	154,445	1,757,584
Emergent BioSolutions, Inc. (a)	97,644	5,104,828
Genomic Health, Inc. (a)	31,489	2,135,584
Medicines Co. (a) (b)	102,814	5,140,700
Momenta Pharmaceuticals, Inc. (a)	200,144	2,593,866
Myriad Genetics, Inc. (a)	201,839	5,778,651
		29,432,007
BUILDING PRODUCTS — 2.8%
AAON, Inc.	84,425	3,878,484
American Woodmark Corp. (a)	89,621	7,968,203
Apogee Enterprises, Inc.	155,709	6,071,094
Gibraltar Industries, Inc. (a)	71,487	3,284,113
Griffon Corp.	243,149	5,098,835
Insteel Industries, Inc.	50,337	1,033,419
Patrick Industries, Inc. (a)	128,185	5,496,573
PGT Innovations, Inc. (a)	159,008	2,746,068
Quanex Building Products Corp.	198,308	3,585,409
Simpson Manufacturing Co., Inc.	120,247	8,341,534
Universal Forest Products, Inc.	352,264	14,048,288
		61,552,020
CAPITAL MARKETS — 0.9%
Donnelley Financial Solutions, Inc. (a)	176,071	2,169,195

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Greenhill & Co., Inc. (b)	41,555	$545,202
INTL. FCStone, Inc. (a)	94,151	3,865,840
Piper Jaffray Cos.	83,243	6,283,182
Virtus Investment Partners, Inc. (b)	17,318	1,914,851
Waddell & Reed Financial, Inc. Class A (b)	218,500	3,753,830
WisdomTree Investments, Inc.	256,530	1,340,369
		19,872,469
CHEMICALS — 3.6%
AdvanSix, Inc. (a)	165,444	4,255,220
American Vanguard Corp.	156,062	2,450,173
Balchem Corp.	83,449	8,277,306
Ferro Corp. (a)	310,979	3,688,211
FutureFuel Corp.	77,408	924,251
GCP Applied Technologies, Inc. (a)	180,562	3,475,818
HB Fuller Co.	292,262	13,607,719
Innophos Holdings, Inc.	116,715	3,788,569
Koppers Holdings, Inc. (a)	120,551	3,521,295
Kraton Corp. (a)	181,213	5,851,368
Livent Corp. (a) (b)	834,474	5,582,631
LSB Industries, Inc. (a) (b)	119,254	617,736
Rayonier Advanced Materials, Inc.	294,334	1,274,466
Stepan Co.	115,129	11,174,421
Tredegar Corp.	149,084	2,910,120
Trinseo SA	174,905	7,512,170
		78,911,474
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	381,187	13,844,712
Brady Corp. Class A	93,784	4,975,241
Interface, Inc.	333,094	4,809,877
Matthews International Corp. Class A	185,801	6,575,497
Pitney Bowes, Inc. (b)	1,009,867	4,615,092
RR Donnelley & Sons Co. (b)	430,915	1,624,550
Team, Inc. (a) (b)	178,806	3,227,448
Viad Corp.	116,257	7,806,658
		47,479,075
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	284,829	3,231,385
Applied Optoelectronics, Inc. (a) (b)	115,173	1,292,241
CalAmp Corp. (a)	82,782	953,649
Comtech Telecommunications Corp.	142,315	4,625,237
Digi International, Inc. (a)	168,232	2,291,320
Extreme Networks, Inc. (a)	347,236	2,526,142
NETGEAR, Inc. (a)	177,738	5,726,718
		20,646,692
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	175,859	3,759,865
Arcosa, Inc.	277,388	9,489,444
Comfort Systems USA, Inc.	98,093	4,338,653
Security Description	Shares	Value
MYR Group, Inc. (a)	98,548	$3,083,567
		20,671,529
CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	91,662	5,067,075
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a) (b)	157,868	5,260,951
Enova International, Inc. (a)	200,544	4,161,288
EZCORP, Inc. Class A (a) (b)	317,123	2,047,029
PRA Group, Inc. (a) (b)	260,211	8,792,530
World Acceptance Corp. (a) (b)	16,477	2,100,982
		22,362,780
CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	210,608	3,717,231
DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	262,795	8,439,661
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Cincinnati Bell, Inc. (a) (b)	294,782	1,494,545
Cogent Communications Holdings, Inc.	78,413	4,320,556
Consolidated Communications Holdings, Inc. (b)	185,496	882,961
Frontier Communications Corp. (a) (b)	645,712	559,832
Vonage Holdings Corp. (a)	704,870	7,965,031
		15,222,925
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	109,787	7,364,512
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	45,049	1,962,335
Encore Wire Corp.	119,575	6,729,681
Powell Industries, Inc.	53,342	2,088,339
		10,780,355
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
Anixter International, Inc. (a)	171,277	11,838,666
Arlo Technologies, Inc. (a)	262,035	893,539
Badger Meter, Inc.	79,961	4,293,906
Bel Fuse, Inc. Class B	59,942	900,928
Benchmark Electronics, Inc.	215,146	6,252,143
Daktronics, Inc.	216,008	1,595,219
ePlus, Inc. (a)	39,812	3,029,295
Fabrinet (a)	83,737	4,379,445
FARO Technologies, Inc. (a)	48,194	2,330,180
II-VI, Inc. (a)	146,931	5,173,453
Insight Enterprises, Inc. (a)	205,263	11,431,097
Itron, Inc. (a)	201,631	14,912,629
Knowles Corp. (a)	234,623	4,772,232
Methode Electronics, Inc.	212,335	7,142,949
MTS Systems Corp.	58,841	3,250,965
OSI Systems, Inc. (a)	56,400	5,727,984
Plexus Corp. (a)	167,875	10,493,866
Rogers Corp. (a)	34,995	4,784,166

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Sanmina Corp. (a)	399,343	$12,822,904
ScanSource, Inc. (a)	150,092	4,585,311
TTM Technologies, Inc. (a)	557,071	6,793,481
		127,404,358
ENERGY EQUIPMENT & SERVICES — 2.6%
C&J Energy Services, Inc. (a)	376,267	4,037,345
Diamond Offshore Drilling, Inc. (a) (b)	379,560	2,110,354
Dril-Quip, Inc. (a)	207,727	10,423,741
Era Group, Inc. (a)	66,350	700,656
Exterran Corp. (a)	167,457	2,186,988
Geospace Technologies Corp. (a)	83,195	1,278,707
Gulf Island Fabrication, Inc. (a)	79,881	427,363
Helix Energy Solutions Group, Inc. (a)	820,715	6,614,963
Matrix Service Co. (a)	159,718	2,737,567
McDermott International, Inc. (a) (b)	1,018,803	2,057,982
Nabors Industries, Ltd.	991,630	1,854,348
Newpark Resources, Inc. (a)	521,356	3,972,733
Noble Corp. PLC (a) (b)	861,360	1,093,927
Oil States International, Inc. (a)	353,886	4,706,684
RPC, Inc. (b)	196,746	1,103,745
SEACOR Holdings, Inc. (a)	102,939	4,845,339
TETRA Technologies, Inc. (a)	769,279	1,546,251
US Silica Holdings, Inc. (b)	433,181	4,141,210
		55,839,903
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.1%
Acadia Realty Trust REIT	208,069	5,946,612
American Assets Trust, Inc. REIT	122,190	5,711,161
CBL & Associates Properties, Inc. REIT (b)	1,057,082	1,363,636
Cedar Realty Trust, Inc. REIT	507,689	1,523,067
Chatham Lodging Trust REIT	277,109	5,029,528
DiamondRock Hospitality Co. REIT	422,143	4,326,966
Franklin Street Properties Corp. REIT	612,228	5,179,449
Getty Realty Corp. REIT	84,744	2,716,893
Global Net Lease, Inc. REIT	287,684	5,609,838
Hersha Hospitality Trust REIT	215,303	3,203,709
Independence Realty Trust, Inc. REIT	516,326	7,388,625
iStar, Inc. REIT (b)	336,731	4,394,339
Kite Realty Group Trust REIT	480,829	7,765,388
Lexington Realty Trust REIT	1,422,374	14,579,333
LTC Properties, Inc. REIT	75,650	3,874,793
Office Properties Income Trust REIT	132,279	4,053,028
Pennsylvania Real Estate Investment Trust (b)	354,894	2,029,994
Retail Opportunity Investments Corp. REIT	655,805	11,955,325
RPT Realty REIT	178,549	2,419,339
Saul Centers, Inc. REIT	26,831	1,462,558
Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	601,606	$6,978,629
Universal Health Realty Income Trust REIT	27,862	2,864,214
Washington Real Estate Investment Trust	252,032	6,895,595
Whitestone REIT (b)	233,022	3,206,383
Xenia Hotels & Resorts, Inc. REIT	646,506	13,654,207
		134,132,609
FOOD & STAPLES RETAILING — 1.0%
Andersons, Inc.	186,122	4,174,716
Chefs' Warehouse, Inc. (a)	60,478	2,438,473
PriceSmart, Inc.	128,346	9,125,401
SpartanNash Co.	214,099	2,532,791
United Natural Foods, Inc. (a) (b)	299,836	3,454,111
		21,725,492
FOOD PRODUCTS — 2.0%
B&G Foods, Inc. (b)	136,910	2,588,968
Calavo Growers, Inc. (b)	30,194	2,873,865
Cal-Maine Foods, Inc.	103,145	4,121,159
Darling Ingredients, Inc. (a)	946,387	18,104,383
Dean Foods Co. (b)	559,377	648,877
Fresh Del Monte Produce, Inc.	174,700	5,959,017
J&J Snack Foods Corp.	33,231	6,380,352
John B Sanfilippo & Son, Inc.	27,929	2,697,942
Seneca Foods Corp. Class A (a)	41,006	1,278,567
		44,653,130
GAS UTILITIES — 1.0%
Northwest Natural Holding Co.	60,323	4,303,443
South Jersey Industries, Inc. (b)	530,669	17,464,317
		21,767,760
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Cutera, Inc. (a)	45,121	1,318,887
Inogen, Inc. (a) (b)	46,482	2,226,953
Invacare Corp. (b)	201,441	1,510,807
Lantheus Holdings, Inc. (a)	75,233	1,885,715
LeMaitre Vascular, Inc.	38,833	1,327,312
Natus Medical, Inc. (a)	84,442	2,688,633
OraSure Technologies, Inc. (a)	206,309	1,541,128
Orthofix Medical, Inc. (a)	40,546	2,149,749
Varex Imaging Corp. (a)	90,566	2,584,754
		17,233,938
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Community Health Systems, Inc. (a) (b)	405,773	1,460,783
Cross Country Healthcare, Inc. (a)	221,910	2,285,673
Diplomat Pharmacy, Inc. (a) (b)	336,898	1,650,800
LHC Group, Inc. (a)	62,259	7,070,132
Magellan Health, Inc. (a)	124,316	7,720,024
Owens & Minor, Inc. (b)	381,178	2,214,644
Providence Service Corp. (a)	65,874	3,916,868

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Select Medical Holdings Corp. (a)	622,180	$10,309,522
		36,628,446
HEALTH CARE TECHNOLOGY — 0.1%
Computer Programs & Systems, Inc.	36,634	828,295
HealthStream, Inc. (a)	67,135	1,738,125
		2,566,420
HOTELS, RESTAURANTS & LEISURE — 0.7%
Bloomin' Brands, Inc.	497,817	9,423,676
Chuy's Holdings, Inc. (a)	36,315	899,159
Fiesta Restaurant Group, Inc. (a)	73,139	762,108
Monarch Casino & Resort, Inc. (a)	33,287	1,387,735
Red Robin Gourmet Burgers, Inc. (a) (b)	75,067	2,496,729
		14,969,407
HOUSEHOLD DURABLES — 4.4%
Century Communities, Inc. (a)	149,254	4,571,650
Ethan Allen Interiors, Inc.	144,666	2,763,121
Installed Building Products, Inc. (a)	123,003	7,052,992
La-Z-Boy, Inc.	267,156	8,973,770
LGI Homes, Inc. (a) (b)	114,335	9,526,392
M/I Homes, Inc. (a)	157,847	5,942,939
MDC Holdings, Inc.	289,213	12,465,080
Meritage Homes Corp. (a)	206,592	14,533,747
TopBuild Corp. (a)	196,899	18,986,971
Tupperware Brands Corp.	182,594	2,897,767
Universal Electronics, Inc. (a)	80,910	4,118,319
William Lyon Homes Class A (a) (b)	194,667	3,963,420
		95,796,168
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	59,136	1,728,545
Central Garden & Pet Co. Class A (a)	236,304	6,551,529
		8,280,074
INSURANCE — 3.4%
Ambac Financial Group, Inc. (a)	269,004	5,259,028
American Equity Investment Life Holding Co.	275,783	6,673,949
AMERISAFE, Inc.	37,786	2,498,032
Employers Holdings, Inc.	182,800	7,966,424
Horace Mann Educators Corp.	236,257	10,945,787
James River Group Holdings, Ltd.	174,069	8,919,296
ProAssurance Corp.	308,461	12,421,724
Safety Insurance Group, Inc.	83,673	8,478,585
Stewart Information Services Corp.	139,945	5,428,467
Third Point Reinsurance, Ltd. (a)	455,907	4,554,511
United Insurance Holdings Corp.	122,979	1,720,476
		74,866,279
INTERNET & DIRECT MARKETING RETAIL — 0.2%
PetMed Express, Inc. (b)	120,808	2,176,960
Security Description	Shares	Value
Shutterstock, Inc. (a)	53,107	$1,918,225
		4,095,185
IT SERVICES — 2.0%
CSG Systems International, Inc.	107,480	5,554,566
EVERTEC, Inc.	124,445	3,885,173
ExlService Holdings, Inc. (a)	113,528	7,601,835
ManTech International Corp. Class A	156,810	11,197,802
NIC, Inc.	214,227	4,423,788
Sykes Enterprises, Inc. (a)	221,288	6,780,264
TTEC Holdings, Inc.	81,238	3,889,676
		43,333,104
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Callaway Golf Co. (b)	159,039	3,086,947
Sturm Ruger & Co., Inc. (b)	36,026	1,504,446
Vista Outdoor, Inc. (a)	337,042	2,086,290
		6,677,683
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Cambrex Corp. (a)	57,989	3,450,345
MACHINERY — 5.3%
Actuant Corp. Class A	149,333	3,276,366
Alamo Group, Inc.	55,411	6,522,983
Astec Industries, Inc.	133,087	4,139,006
Barnes Group, Inc.	155,381	8,008,337
Briggs & Stratton Corp.	250,885	1,520,363
Chart Industries, Inc. (a)	113,721	7,091,642
CIRCOR International, Inc. (a) (b)	117,575	4,414,941
EnPro Industries, Inc.	117,943	8,096,787
Federal Signal Corp.	157,764	5,165,193
Greenbrier Cos., Inc.	192,467	5,797,106
Hillenbrand, Inc.	207,881	6,419,365
John Bean Technologies Corp.	87,134	8,663,734
Lindsay Corp. (b)	34,409	3,194,876
Lydall, Inc. (a)	106,510	2,653,164
Mueller Industries, Inc.	324,813	9,315,637
SPX FLOW, Inc. (a)	243,966	9,626,898
Standex International Corp.	71,137	5,188,733
Tennant Co.	56,035	3,961,674
Titan International, Inc.	308,012	831,632
Wabash National Corp.	310,591	4,506,675
Watts Water Technologies, Inc. Class A	82,305	7,714,448
		116,109,560
MEDIA — 0.8%
Gannett Co., Inc. (b)	655,972	7,045,139
New Media Investment Group, Inc. (b)	349,908	3,082,690
Scholastic Corp.	176,502	6,664,716
TechTarget, Inc. (a)	47,353	1,066,626
		17,859,171

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 0.6%
AK Steel Holding Corp. (a) (b)	772,523	$1,753,627
Century Aluminum Co. (a) (b)	300,533	1,994,037
Haynes International, Inc.	72,936	2,614,026
Materion Corp.	41,281	2,533,002
Olympic Steel, Inc.	53,897	776,117
TimkenSteel Corp. (a) (b)	229,076	1,440,888
Warrior Met Coal, Inc.	122,606	2,393,269
		13,504,966
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.5%
Apollo Commercial Real Estate Finance, Inc. REIT	819,911	15,717,694
ARMOUR Residential REIT, Inc. (b)	147,453	2,469,838
Capstead Mortgage Corp. REIT	558,455	4,104,644
Granite Point Mortgage Trust, Inc. REIT	165,590	3,103,157
Invesco Mortgage Capital, Inc. REIT	819,447	12,545,733
New York Mortgage Trust, Inc. REIT	816,355	4,971,602
PennyMac Mortgage Investment Trust REIT	499,351	11,100,573
		54,013,241
MULTI-UTILITIES — 0.4%
Avista Corp.	200,817	9,727,575
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	222,747	5,457,301
JC Penney Co., Inc. (a) (b)	1,848,354	1,643,002
		7,100,303
OIL, GAS & CONSUMABLE FUELS — 2.1%
Bonanza Creek Energy, Inc. (a)	54,870	1,228,539
CONSOL Energy, Inc. (a)	94,977	1,484,490
Green Plains, Inc. (b)	212,131	2,247,528
Gulfport Energy Corp. (a)	838,663	2,272,777
Jagged Peak Energy, Inc. (a)	95,900	696,234
Laredo Petroleum, Inc. (a)	1,022,365	2,463,900
Par Pacific Holdings, Inc. (a)	209,549	4,790,290
PDC Energy, Inc. (a)	337,688	9,370,842
Range Resources Corp. (b)	1,191,952	4,553,257
REX American Resources Corp. (a)	33,300	2,541,789
Ring Energy, Inc. (a) (b)	349,536	573,239
SM Energy Co.	607,526	5,886,927
SRC Energy, Inc. (a) (b)	1,393,297	6,492,764
Unit Corp. (a)	185,384	626,598
Whiting Petroleum Corp. (a) (b)	120,966	971,357
		46,200,531
PAPER & FOREST PRODUCTS — 1.4%
Boise Cascade Co.	229,286	7,472,431
Clearwater Paper Corp. (a)	100,675	2,126,256
Mercer International, Inc.	227,047	2,847,169
Neenah, Inc.	99,727	6,494,222
Security Description	Shares	Value
PH Glatfelter Co.	258,913	$3,984,671
Schweitzer-Mauduit International, Inc.	176,740	6,617,146
		29,541,895
PERSONAL PRODUCTS — 0.1%
USANA Health Sciences, Inc. (a)	18,786	1,284,775
PHARMACEUTICALS — 0.4%
Akorn, Inc. (a)	345,649	1,313,466
Assertio Therapeutics, Inc. (a)	391,372	500,956
Lannett Co., Inc. (a) (b)	189,895	2,126,824
Pacira BioSciences, Inc. (a)	78,800	2,999,916
Phibro Animal Health Corp. Class A	61,027	1,301,706
		8,242,868
PROFESSIONAL SERVICES — 1.5%
FTI Consulting, Inc. (a)	112,049	11,876,074
Heidrick & Struggles International, Inc.	54,573	1,489,843
Kelly Services, Inc. Class A	186,002	4,504,968
Korn Ferry	127,822	4,939,042
Navigant Consulting, Inc.	111,621	3,119,807
Resources Connection, Inc.	174,378	2,962,682
TrueBlue, Inc. (a)	228,630	4,824,093
		33,716,509
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
RE/MAX Holdings, Inc. Class A	105,788	3,402,142
Realogy Holdings Corp. (b)	672,148	4,489,949
		7,892,091
ROAD & RAIL — 1.2%
ArcBest Corp.	150,735	4,589,881
Heartland Express, Inc.	110,036	2,366,874
Marten Transport, Ltd.	230,395	4,787,608
Saia, Inc. (a)	148,737	13,936,657
		25,681,020
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Energy Industries, Inc. (a)	130,140	7,471,337
Axcelis Technologies, Inc. (a)	105,151	1,797,031
CEVA, Inc. (a)	75,034	2,240,515
Cohu, Inc.	133,226	1,799,217
Diodes, Inc. (a)	121,235	4,867,585
DSP Group, Inc. (a)	59,182	833,578
FormFactor, Inc. (a)	430,645	8,029,376
Ichor Holdings, Ltd. (a)	132,212	3,196,886
Kulicke & Soffa Industries, Inc.	363,318	8,530,707
MaxLinear, Inc. (a)	145,300	3,251,814
PDF Solutions, Inc. (a)	165,243	2,159,726
Photronics, Inc. (a)	400,184	4,354,002
Power Integrations, Inc.	65,548	5,927,506
Rambus, Inc. (a)	649,114	8,519,621
Rudolph Technologies, Inc. (a)	98,868	2,606,161

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SMART Global Holdings, Inc. (a) (b)	22,088	$562,802
SolarEdge Technologies, Inc. (a)	93,426	7,821,625
Ultra Clean Holdings, Inc. (a) (b)	237,000	3,468,495
Veeco Instruments, Inc. (a)	281,486	3,287,757
Xperi Corp.	289,674	5,990,458
		86,716,199
SOFTWARE — 1.4%
Alarm.com Holdings, Inc. (a)	84,370	3,935,017
Ebix, Inc. (b)	57,558	2,423,192
LivePerson, Inc. (a) (b)	129,090	4,608,513
MicroStrategy, Inc. Class A (a)	23,135	3,432,540
Monotype Imaging Holdings, Inc.	77,714	1,539,514
OneSpan, Inc. (a)	63,444	919,938
Progress Software Corp.	84,785	3,226,917
Qualys, Inc. (a)	75,233	5,685,358
TiVo Corp.	739,906	5,634,384
		31,405,373
SPECIALTY RETAIL — 5.3%
Abercrombie & Fitch Co. Class A (b)	360,836	5,629,042
Asbury Automotive Group, Inc. (a)	60,475	6,188,407
Barnes & Noble Education, Inc. (a)	217,227	677,748
Boot Barn Holdings, Inc. (a)	50,562	1,764,614
Buckle, Inc. (b)	168,996	3,481,318
Caleres, Inc. (b)	246,628	5,773,561
Cato Corp. Class A	123,270	2,170,785
Chico's FAS, Inc.	682,633	2,751,011
Conn's, Inc. (a) (b)	108,102	2,687,416
Designer Brands, Inc. Class A (b)	140,444	2,404,401
Express, Inc. (a)	411,788	1,416,551
GameStop Corp. Class A (b)	517,370	2,855,882
Genesco, Inc. (a)	82,120	3,286,442
Group 1 Automotive, Inc.	100,007	9,231,646
Haverty Furniture Cos., Inc.	110,731	2,244,517
Hibbett Sports, Inc. (a) (b)	107,892	2,470,727
Lithia Motors, Inc. Class A (b)	128,770	17,046,573
Lumber Liquidators Holdings, Inc. (a) (b)	170,363	1,681,483
MarineMax, Inc. (a)	133,405	2,065,109
Michaels Cos., Inc. (a) (b)	460,242	4,505,769
Office Depot, Inc. (b)	3,220,267	5,651,569
Rent-A-Center, Inc.	279,602	7,210,936
RH (a) (b)	46,650	7,969,219
Signet Jewelers, Ltd. (b)	298,196	4,997,765
Sonic Automotive, Inc. Class A (b)	141,670	4,449,855
Tile Shop Holdings, Inc. (b)	238,745	761,596
Vitamin Shoppe, Inc. (a) (b)	99,591	649,333
Zumiez, Inc. (a)	117,710	3,728,464
		115,751,739
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Diebold Nixdorf, Inc. (a) (b)	246,361	2,759,243
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Fossil Group, Inc. (a) (b)	271,963	$3,402,257
G-III Apparel Group, Ltd. (a)	243,715	6,280,535
Movado Group, Inc.	32,302	803,028
Oxford Industries, Inc. (b)	32,678	2,343,013
Steven Madden, Ltd.	242,680	8,685,517
Unifi, Inc. (a)	88,916	1,949,039
Vera Bradley, Inc. (a)	127,599	1,288,750
Wolverine World Wide, Inc.	185,003	5,228,185
		29,980,324
THRIFTS & MORTGAGE FINANCE — 3.0%
Axos Financial, Inc. (a)	154,881	4,282,460
Dime Community Bancshares, Inc.	183,157	3,921,391
Flagstar Bancorp, Inc.	161,466	6,030,755
HomeStreet, Inc. (a)	72,105	1,969,908
Meta Financial Group, Inc.	199,337	6,500,379
NMI Holdings, Inc. Class A (a)	209,591	5,503,860
Northfield Bancorp, Inc.	246,794	3,963,512
Northwest Bancshares, Inc.	574,553	9,416,924
Oritani Financial Corp.	228,420	4,041,892
Provident Financial Services, Inc.	347,396	8,521,624
TrustCo Bank Corp. NY	282,108	2,299,180
Walker & Dunlop, Inc.	166,116	9,290,868
		65,742,753
TOBACCO — 0.6%
Universal Corp.	142,964	7,835,857
Vector Group, Ltd. (b)	417,250	4,969,450
		12,805,307
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	101,588	5,770,198
GMS, Inc. (a)	238,709	6,855,723
Kaman Corp.	90,524	5,382,557
Veritiv Corp. (a)	77,602	1,403,044
		19,411,522
WATER UTILITIES — 0.6%
American States Water Co.	68,725	6,175,629
California Water Service Group	121,382	6,424,749
		12,600,378
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	102,801	1,227,444
TOTAL COMMON STOCKS (Cost $2,144,942,576)		2,179,283,933
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a) (d)	135,629	70,934
TOTAL RIGHTS (Cost $58,727)		70,934

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e) (f)	6,308,940	$6,309,571
State Street Navigator Securities Lending Portfolio III (g) (h)	66,261,233	66,261,233
TOTAL SHORT-TERM INVESTMENTS (Cost $72,570,804)		72,570,804
TOTAL INVESTMENTS — 103.0% (Cost $2,217,572,107)		2,251,925,671
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(65,862,371)
NET ASSETS — 100.0%		$2,186,063,300
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $70,934, representing less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,179,283,933	$—	$—	$2,179,283,933
Rights	—	70,934	—	70,934
Short-Term Investments	72,570,804	—	—	72,570,804
TOTAL INVESTMENTS	$2,251,854,737	$70,934	$—	$2,251,925,671
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$22,428,568	$16,118,206	$(791)	$—	6,308,940	$6,309,571	$10,136
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,257,875	2,257,875	22,782,246	25,040,121	—	—	—	—	10,100
State Street Navigator Securities Lending Portfolio III	28,521,096	28,521,096	92,963,849	55,223,712	—	—	66,261,233	66,261,233	176,152
Total		$30,778,971	$138,174,663	$96,382,039	$(791)	$—		$72,570,804	$196,388
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp.	668,548	$27,550,863
Aerojet Rocketdyne Holdings, Inc. (a) (b)	1,428,521	72,154,596
AeroVironment, Inc. (a) (b)	553,425	29,641,443
Arconic, Inc.	2,692,550	70,006,300
Astronics Corp. (a)	1,130,333	33,209,184
Axon Enterprise, Inc. (a) (b)	1,120,277	63,609,328
Boeing Co.	192,069	73,076,492
BWX Technologies, Inc. (b)	1,219,730	69,780,753
Cubic Corp.	766,883	54,011,570
Curtiss-Wright Corp.	550,567	71,226,853
General Dynamics Corp.	383,957	70,160,463
HEICO Corp.	580,559	72,500,208
Hexcel Corp.	891,961	73,256,757
Huntington Ingalls Industries, Inc.	334,132	70,765,816
Kratos Defense & Security Solutions, Inc. (a) (b)	3,568,538	66,356,964
L3Harris Technologies, Inc.	351,649	73,368,047
Lockheed Martin Corp.	189,545	73,933,923
Mercury Systems, Inc. (a)	898,000	72,890,660
Moog, Inc. Class A	385,272	31,253,265
National Presto Industries, Inc. (b)	292,003	26,014,547
Northrop Grumman Corp.	200,566	75,170,131
Parsons Corp. (a)	904,844	29,841,755
Raytheon Co.	367,052	72,011,932
Spirit AeroSystems Holdings, Inc. Class A	864,311	71,080,937
Teledyne Technologies, Inc. (a)	231,772	74,628,266
Textron, Inc.	1,419,127	69,480,458
TransDigm Group, Inc.	140,324	73,062,497
Triumph Group, Inc. (b)	1,113,267	25,471,549
Security Description	Shares	Value
United Technologies Corp.	528,282	$72,121,059
Wesco Aircraft Holdings, Inc. (a)	1,697,951	18,694,440
TOTAL COMMON STOCKS (Cost $1,661,675,010)		1,776,331,056
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	3,587,116	3,587,475
State Street Navigator Securities Lending Portfolio III (e) (f)	18,334,960	18,334,960
TOTAL SHORT-TERM INVESTMENTS (Cost $21,922,394)		21,922,435
TOTAL INVESTMENTS — 101.1% (Cost $1,683,597,404)		1,798,253,491
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(18,705,443)
NET ASSETS — 100.0%		$1,779,548,048
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,776,331,056	$—	$—	$1,776,331,056
Short-Term Investments	21,922,435	—	—	21,922,435
TOTAL INVESTMENTS	$1,798,253,491	$—	$—	$1,798,253,491
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$66,001,685	$62,414,251	$—	$41	3,587,116	$3,587,475	$7,587
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,013,183	2,013,183	42,782,150	44,795,333	—	—	—	—	4,261
State Street Navigator Securities Lending Portfolio III	—	—	20,142,933	1,807,973	—	—	18,334,960	18,334,960	488
Total		$2,013,183	$128,926,768	$109,017,557	$—	$41		$21,922,435	$12,336
See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.3%
Bank of New York Mellon Corp.	586,219	$26,502,961
Northern Trust Corp.	277,928	25,936,241
		52,439,202
DIVERSIFIED BANKS — 8.6%
Bank of America Corp.	911,387	26,585,159
Citigroup, Inc.	390,622	26,984,168
JPMorgan Chase & Co.	228,729	26,919,116
US Bancorp	490,289	27,132,593
Wells Fargo & Co.	562,046	28,349,600
		135,970,636
OTHER DIVERSIFIED FINANCIAL SERVICES — 3.5%
AXA Equitable Holdings, Inc.	1,245,826	27,607,504
Voya Financial, Inc.	502,071	27,332,745
		54,940,249
REGIONAL BANKS — 74.9%
Ameris Bancorp	251,113	10,104,787
Associated Banc-Corp.	884,062	17,902,255
Atlantic Union Bankshares Corp. (a)	177,562	6,613,297
BancorpSouth Bank	297,248	8,801,513
Bank of Hawaii Corp. (a)	133,717	11,490,302
Bank OZK	664,678	18,125,769
BankUnited, Inc.	495,158	16,647,212
Banner Corp.	97,128	5,455,680
BB&T Corp.	518,160	27,654,199
BOK Financial Corp.	115,559	9,146,495
Cadence BanCorp	754,690	13,237,263
Cathay General Bancorp	298,889	10,381,909
CenterState Bank Corp.	409,168	9,813,894
CIT Group, Inc.	525,441	23,807,732
Citizens Financial Group, Inc.	746,540	26,405,120
Columbia Banking System, Inc.	167,430	6,178,167
Comerica, Inc.	419,121	27,657,795
Commerce Bancshares, Inc. (a)	294,338	17,851,600
Community Bank System, Inc.	120,437	7,429,759
Cullen/Frost Bankers, Inc. (a)	223,455	19,786,940
CVB Financial Corp.	382,226	7,977,057
East West Bancorp, Inc.	596,711	26,428,330
Fifth Third Bancorp	968,789	26,525,443
First BanCorp	988,426	9,864,491
First Citizens BancShares, Inc. Class A	39,772	18,754,487
First Financial Bancorp	220,930	5,407,262
First Financial Bankshares, Inc. (a)	260,311	8,676,166
First Hawaiian, Inc.	529,141	14,128,065
First Horizon National Corp.	1,670,391	27,060,334
First Merchants Corp.	164,328	6,184,484
Security Description	Shares	Value
First Midwest Bancorp, Inc.	429,446	$8,365,608
First Republic Bank	287,315	27,783,360
FNB Corp.	1,192,358	13,747,888
Fulton Financial Corp.	577,749	9,347,979
Glacier Bancorp, Inc.	211,609	8,561,700
Great Western Bancorp, Inc.	254,817	8,408,961
Hancock Whitney Corp.	296,374	11,349,642
Home BancShares, Inc.	457,786	8,604,088
Hope Bancorp, Inc.	335,366	4,809,148
Huntington Bancshares, Inc.	1,864,055	26,600,065
IBERIABANK Corp.	198,984	15,031,251
Independent Bank Corp. (Massachusetts)	68,464	5,110,838
Independent Bank Group, Inc.	127,661	6,716,245
Investors Bancorp, Inc.	1,083,538	12,308,992
KeyCorp	1,504,982	26,848,879
M&T Bank Corp.	173,562	27,417,589
Old National Bancorp (a)	472,519	8,129,689
PacWest Bancorp	596,279	21,668,779
People's United Financial, Inc.	1,684,717	26,340,550
Pinnacle Financial Partners, Inc.	272,360	15,456,430
PNC Financial Services Group, Inc.	197,419	27,670,247
Popular, Inc.	341,728	18,480,650
Prosperity Bancshares, Inc. (a)	324,636	22,929,041
Regions Financial Corp.	1,681,677	26,604,130
Signature Bank	226,927	27,054,237
Simmons First National Corp. Class A	276,885	6,894,436
South State Corp.	109,864	8,272,759
Sterling Bancorp	1,065,943	21,382,817
SunTrust Banks, Inc.	400,488	27,553,574
SVB Financial Group (b)	122,782	25,655,299
Synovus Financial Corp.	722,047	25,820,401
TCF Financial Corp.	603,369	22,970,258
Texas Capital Bancshares, Inc. (b)	442,299	24,171,640
Trustmark Corp.	183,973	6,275,319
UMB Financial Corp.	128,719	8,312,673
Umpqua Holdings Corp.	948,018	15,604,376
United Bankshares, Inc.	245,390	9,292,919
United Community Banks, Inc.	271,106	7,685,855
Valley National Bancorp	1,135,978	12,348,081
Webster Financial Corp.	459,411	21,532,594
Western Alliance Bancorp	522,735	24,087,629
Wintrust Financial Corp.	377,366	24,389,165
Zions Bancorp NA	614,108	27,340,088
		1,180,433,676
THRIFTS & MORTGAGE FINANCE — 9.5%
Axos Financial, Inc. (a) (b)	220,485	6,096,410
Essent Group, Ltd.	462,268	22,036,316
LendingTree, Inc. (a) (b)	84,964	26,375,375
MGIC Investment Corp.	2,161,618	27,193,154
New York Community Bancorp, Inc. (a)	2,134,756	26,791,188

See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Radian Group, Inc.	1,015,376	$23,191,188
Washington Federal, Inc.	284,365	10,518,661
WSFS Financial Corp.	169,843	7,490,076
		149,692,368
TOTAL COMMON STOCKS (Cost $1,761,916,817)		1,573,476,131
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	1,108,266	1,108,377
State Street Navigator Securities Lending Portfolio III (e) (f)	34,477,311	34,477,311
TOTAL SHORT-TERM INVESTMENTS (Cost $35,585,670)		35,585,688
TOTAL INVESTMENTS — 102.0% (Cost $1,797,502,487)		1,609,061,819
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(31,903,455)
NET ASSETS — 100.0%		$1,577,158,364

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,573,476,131	$—	$—	$1,573,476,131
Short-Term Investments	35,585,688	—	—	35,585,688
TOTAL INVESTMENTS	$1,609,061,819	$—	$—	$1,609,061,819
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$13,273,752	$12,165,355	$(38)	$18	1,108,266	$1,108,377	$9,617
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,030,439	1,030,439	5,906,072	6,936,511	—	—	—	—	9,089
State Street Navigator Securities Lending Portfolio III	18,149,274	18,149,274	49,304,635	32,976,598	—	—	34,477,311	34,477,311	15,395
Total		$19,179,713	$68,484,459	$52,078,464	$(38)	$18		$35,585,688	$34,101
See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	919,678	$69,638,018
ACADIA Pharmaceuticals, Inc. (a) (b)	1,236,369	44,496,920
Acceleron Pharma, Inc. (a) (b)	504,930	19,949,784
Achillion Pharmaceuticals, Inc. (a)	1,746,319	6,286,748
Adverum Biotechnologies, Inc. (a) (b) (c)	3,779,455	20,598,030
Agios Pharmaceuticals, Inc. (a) (b)	1,166,417	37,791,911
Aimmune Therapeutics, Inc. (a) (b)	830,513	17,390,942
Akcea Therapeutics, Inc. (a) (b)	360,753	5,551,989
Akebia Therapeutics, Inc. (a) (b)	1,356,284	5,316,633
Alder Biopharmaceuticals, Inc. (a)	1,455,614	27,452,880
Alexion Pharmaceuticals, Inc. (a)	603,725	59,128,826
Alkermes PLC (a)	2,178,189	42,496,467
Allakos, Inc. (a) (b)	370,553	29,136,582
Allogene Therapeutics, Inc. (a) (b)	597,661	16,289,251
Alnylam Pharmaceuticals, Inc. (a)	774,835	62,312,231
AMAG Pharmaceuticals, Inc. (a) (b)	1,294,713	14,953,935
Amgen, Inc.	331,672	64,181,849
Amicus Therapeutics, Inc. (a) (b)	6,490,489	52,053,722
AnaptysBio, Inc. (a) (b)	599,843	20,988,507
Anika Therapeutics, Inc. (a)	240,490	13,200,496
Apellis Pharmaceuticals, Inc. (a)	600,297	14,461,155
Arena Pharmaceuticals, Inc. (a)	999,485	45,746,428
ArQule, Inc. (a) (b)	4,041,468	28,977,326
Arrowhead Pharmaceuticals, Inc. (a) (b)	2,164,777	61,003,416
Atara Biotherapeutics, Inc. (a) (b)	1,635,923	23,099,233
Athenex, Inc. (a) (b)	1,424,122	17,324,444
Audentes Therapeutics, Inc. (a)	824,747	23,167,143
Avrobio, Inc. (a)	300,439	4,242,199
BioCryst Pharmaceuticals, Inc. (a) (b)	2,729,756	7,820,751
Biogen, Inc. (a)	274,069	63,808,745
Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,257,788	52,474,915
BioMarin Pharmaceutical, Inc. (a)	892,594	60,160,836
Bluebird Bio, Inc. (a) (b)	618,438	56,784,977
Blueprint Medicines Corp. (a)	821,389	60,347,450
CareDx, Inc. (a)	2,017,755	45,621,441
Catalyst Pharmaceuticals, Inc. (a) (b)	1,704,227	9,049,445
Celgene Corp. (a)	658,949	65,433,636
Coherus Biosciences, Inc. (a) (b)	1,558,814	31,581,572
Security Description	Shares	Value
Cytokinetics, Inc. (a)	730,557	$8,313,739
CytomX Therapeutics, Inc. (a)	658,940	4,862,977
Deciphera Pharmaceuticals, Inc. (a)	400,831	13,604,204
Denali Therapeutics, Inc. (a) (b)	567,233	8,690,010
Dicerna Pharmaceuticals, Inc. (a)	736,873	10,581,496
Eagle Pharmaceuticals, Inc. (a) (b)	241,540	13,663,918
Editas Medicine, Inc. (a) (b)	1,158,550	26,345,427
Emergent BioSolutions, Inc. (a)	548,805	28,691,525
Enanta Pharmaceuticals, Inc. (a)	412,719	24,796,158
Epizyme, Inc. (a) (b)	1,311,756	13,530,763
Esperion Therapeutics, Inc. (a) (b)	950,134	34,831,912
Exact Sciences Corp. (a) (b)	607,543	54,903,661
Exelixis, Inc. (a)	3,370,222	59,602,376
Fate Therapeutics, Inc. (a)	1,565,458	24,311,563
FibroGen, Inc. (a)	1,253,612	46,358,572
Flexion Therapeutics, Inc. (a) (b)	799,733	10,960,341
G1 Therapeutics, Inc. (a) (b)	495,023	11,276,624
Genomic Health, Inc. (a)	710,487	48,185,228
Gilead Sciences, Inc.	974,698	61,776,359
Global Blood Therapeutics, Inc. (a) (b)	1,199,860	58,217,207
Halozyme Therapeutics, Inc. (a)	1,575,197	24,431,305
Heron Therapeutics, Inc. (a) (b)	1,192,824	22,067,244
Homology Medicines, Inc. (a) (b)	362,007	6,552,327
ImmunoGen, Inc. (a)	3,219,007	7,789,997
Immunomedics, Inc. (a) (b)	3,055,453	40,515,307
Incyte Corp. (a)	848,495	62,983,784
Insmed, Inc. (a) (b)	2,295,728	40,496,642
Intellia Therapeutics, Inc. (a) (b)	1,050,736	14,027,326
Intercept Pharmaceuticals, Inc. (a) (b)	941,144	62,454,316
Intrexon Corp. (a) (b)	2,886,328	16,509,796
Invitae Corp. (a) (b)	2,990,755	57,631,849
Ionis Pharmaceuticals, Inc. (a) (b)	979,280	58,668,665
Iovance Biotherapeutics, Inc. (a) (b)	2,415,462	43,961,408
Ironwood Pharmaceuticals, Inc. (a) (b)	2,682,494	23,029,211
Karyopharm Therapeutics, Inc. (a) (b)	1,977,921	19,027,600
Krystal Biotech, Inc. (a) (b)	267,917	9,303,418
Kura Oncology, Inc. (a)	601,939	9,131,415
Ligand Pharmaceuticals, Inc. (a) (b)	665,511	66,244,965
MacroGenics, Inc. (a)	938,488	11,975,107
Madrigal Pharmaceuticals, Inc. (a) (b)	344,348	29,689,685
Medicines Co. (a) (b)	1,357,699	67,884,950
Mirati Therapeutics, Inc. (a) (b)	758,074	59,061,545
Momenta Pharmaceuticals, Inc. (a)	763,027	9,888,830

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Myriad Genetics, Inc. (a)	1,426,905	$40,852,290
Natera, Inc. (a)	947,782	31,087,250
Neurocrine Biosciences, Inc. (a)	672,600	60,607,986
OPKO Health, Inc. (a) (b)	6,151,623	12,856,892
Portola Pharmaceuticals, Inc. (a) (b)	1,683,846	45,160,750
Progenics Pharmaceuticals, Inc. (a) (b)	1,301,560	6,579,386
Prothena Corp. PLC (a)	391,966	3,073,013
PTC Therapeutics, Inc. (a)	899,598	30,424,404
Puma Biotechnology, Inc. (a) (b) (c)	2,349,337	25,290,613
Ra Pharmaceuticals, Inc. (a)	985,765	23,313,342
Radius Health, Inc. (a) (b)	614,431	15,821,598
Regeneron Pharmaceuticals, Inc. (a)	230,238	63,868,021
REGENXBIO, Inc. (a)	1,173,354	41,771,402
Repligen Corp. (a)	813,216	62,365,535
Retrophin, Inc. (a)	1,307,021	15,148,373
Rhythm Pharmaceuticals, Inc. (a) (b)	281,558	6,078,837
Rocket Pharmaceuticals, Inc. (a) (b)	412,310	4,803,411
Sage Therapeutics, Inc. (a) (b)	405,800	56,929,682
Sangamo Therapeutics, Inc. (a) (b)	2,719,814	24,614,317
Sarepta Therapeutics, Inc. (a) (b)	753,868	56,781,338
Seattle Genetics, Inc. (a) (b)	918,157	78,410,608
Spark Therapeutics, Inc. (a) (b)	601,003	58,285,271
Spectrum Pharmaceuticals, Inc. (a)	1,246,743	10,341,733
Stemline Therapeutics, Inc. (a) (b)	1,184,580	12,331,478
TG Therapeutics, Inc. (a) (b)	2,347,184	13,179,438
Turning Point Therapeutics, Inc. (a) (b)	253,107	9,516,823
Twist Bioscience Corp. (a)	450,126	10,749,009
Ultragenyx Pharmaceutical, Inc. (a) (b)	993,909	42,519,427
United Therapeutics Corp. (a)	803,704	64,095,394
Vanda Pharmaceuticals, Inc. (a)	1,402,830	18,629,582
Veracyte, Inc. (a) (b)	1,183,454	28,402,896
Vericel Corp. (a) (b)	1,011,047	15,307,252
Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	370,662	$62,797,556
Viking Therapeutics, Inc. (a)	2,585,482	17,788,116
Voyager Therapeutics, Inc. (a)	930,660	16,016,659
Xencor, Inc. (a) (b)	779,133	26,280,156
ZIOPHARM Oncology, Inc. (a) (b)	3,887,601	16,638,932
TOTAL COMMON STOCKS (Cost $4,743,821,639)		3,755,870,355
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	1,687,247	1,687,415
State Street Navigator Securities Lending Portfolio III (f) (g)	311,384,492	311,384,492
TOTAL SHORT-TERM INVESTMENTS (Cost $313,071,896)		313,071,907
TOTAL INVESTMENTS — 108.2% (Cost $5,056,893,535)		4,068,942,262
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(309,596,115)
NET ASSETS — 100.0%		$3,759,346,147
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,755,870,355	$—	$—	$3,755,870,355
Short-Term Investments	313,071,907	—	—	313,071,907
TOTAL INVESTMENTS	$4,068,942,262	$—	$—	$4,068,942,262
See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
Acorda Therapeutics, Inc.	2,503,039	$19,198,309	$3,419,376	$12,395,093	$(36,549,619)	$26,327,027	—	$—	$—
Clovis Oncology, Inc.	4,344,916	64,608,901	10,638,360	32,480,106	(120,902,524)	78,135,369	—	—	—
Puma Biotechnology, Inc.	4,163,214	52,914,450	16,782,800	36,165,001	(56,908,847)	48,667,211	2,349,337	25,290,613	—
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	12,849,574	11,162,195	25	11	1,687,247	1,687,415	5,223
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,012,403	2,012,403	102,679,821	104,692,224	—	—	—	—	37,546
State Street Navigator Securities Lending Portfolio III	251,159,946	251,159,946	335,419,276	275,194,730	—	—	311,384,492	311,384,492	1,179,833
Total		$389,894,009	$481,789,207	$472,089,349	$(214,360,965)	$153,129,618		$338,362,520	$1,222,602
See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 44.8%
Affiliated Managers Group, Inc.	8,629	$719,227
Ameriprise Financial, Inc.	5,190	763,449
Ares Management Corp. Class A	25,420	681,510
Artisan Partners Asset Management, Inc. Class A	24,523	692,530
Bank of New York Mellon Corp.	16,314	737,556
BlackRock, Inc.	1,727	769,620
Blucora, Inc. (a)	25,195	545,220
Cohen & Steers, Inc.	11,808	648,613
Diamond Hill Investment Group, Inc.	1,341	185,232
Eaton Vance Corp.	16,374	735,684
Federated Investors, Inc. Class B	23,172	751,004
Focus Financial Partners, Inc. Class A (a)	16,547	393,819
Franklin Resources, Inc.	25,581	738,268
Hamilton Lane, Inc. Class A	10,699	609,415
Invesco, Ltd.	43,974	744,920
Janus Henderson Group PLC	35,082	787,942
KKR & Co., Inc. Class A (b)	27,200	730,320
Legg Mason, Inc.	19,371	739,778
Northern Trust Corp.	7,733	721,644
SEI Investments Co.	12,620	747,798
State Street Corp. (c)	12,513	740,644
T Rowe Price Group, Inc.	6,433	734,970
Virtus Investment Partners, Inc.	4,716	521,448
Waddell & Reed Financial, Inc. Class A (b)	42,913	737,245
WisdomTree Investments, Inc.	68,279	356,758
		16,534,614
FINANCIAL EXCHANGES & DATA — 22.5%
Cboe Global Markets, Inc.	6,889	791,615
CME Group, Inc.	3,718	785,762
Donnelley Financial Solutions, Inc. (a)	9,509	117,151
FactSet Research Systems, Inc.	2,758	670,111
Intercontinental Exchange, Inc.	8,424	777,282
MarketAxess Holdings, Inc.	2,317	758,818
Moody's Corp.	3,604	738,207
Morningstar, Inc.	4,933	720,909
MSCI, Inc.	3,332	725,543
Nasdaq, Inc.	7,688	763,803
S&P Global, Inc.	3,060	749,639
Tradeweb Markets, Inc. Class A	19,554	723,107
		8,321,947
INVESTMENT BANKING & BROKERAGE — 32.6%
BGC Partners, Inc. Class A	114,485	629,667
Security Description	Shares	Value
Charles Schwab Corp.	17,541	$733,740
Cowen, Inc. Class A (a) (b)	17,105	263,246
E*TRADE Financial Corp.	16,887	737,793
Evercore, Inc. Class A	9,150	732,915
Goldman Sachs Group, Inc.	3,479	720,953
Houlihan Lokey, Inc.	16,469	742,752
Interactive Brokers Group, Inc. Class A	14,788	795,299
INTL. FCStone, Inc. (a)	3,596	147,652
Lazard, Ltd. Class A	20,236	708,260
LPL Financial Holdings, Inc.	9,210	754,299
Moelis & Co. Class A	22,159	727,923
Morgan Stanley	16,943	722,958
Piper Jaffray Cos.	6,237	470,769
PJT Partners, Inc. Class A	8,066	328,286
Raymond James Financial, Inc.	8,784	724,329
Stifel Financial Corp.	13,070	749,956
TD Ameritrade Holding Corp.	15,383	718,386
Virtu Financial, Inc. Class A (b)	37,972	621,222
		12,030,405
TOTAL COMMON STOCKS (Cost $40,997,744)		36,886,966
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	49,875	49,880
State Street Navigator Securities Lending Portfolio III (c) (f)	966,800	966,800
TOTAL SHORT-TERM INVESTMENTS (Cost $1,016,677)		1,016,680
TOTAL INVESTMENTS — 102.6% (Cost $42,014,421)		37,903,646
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(964,630)
NET ASSETS — 100.0%		$36,939,016
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,886,966	$—	$—	$36,886,966
Short-Term Investments	1,016,680	—	—	1,016,680
TOTAL INVESTMENTS	$37,903,646	$—	$—	$37,903,646
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	14,146	$793,025	$—	$145,772	$(1,025)	$94,416	12,513	$740,644	$6,507
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	356,148	306,278	7	3	49,875	49,880	274
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,001	47,001	44,070	91,071	—	—	—	—	185
State Street Navigator Securities Lending Portfolio III	—	—	972,694	5,894	—	—	966,800	966,800	38
Total		$840,026	$1,372,912	$549,015	$(1,018)	$94,419		$1,757,324	$7,004
See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	859,582	$157,071,419
United Technologies Corp.	1,208,958	165,046,946
		322,118,365
AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc. (a)	1,984,227	168,222,765
Expeditors International of Washington, Inc.	1,237,888	91,962,700
		260,185,465
BANKS — 5.7%
Bank OZK (b)	7,392,428	201,591,512
Commerce Bancshares, Inc. (a)	2,090,659	126,798,468
Community Bank System, Inc.	1,728,025	106,601,862
Cullen/Frost Bankers, Inc. (a)	2,273,982	201,361,106
People's United Financial, Inc.	18,265,521	285,581,421
United Bankshares, Inc. (a)	4,019,644	152,223,918
		1,074,158,287
BEVERAGES — 2.9%
Brown-Forman Corp. Class B	1,554,717	97,605,133
Coca-Cola Co.	4,199,410	228,615,881
PepsiCo, Inc.	1,620,499	222,170,413
		548,391,427
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	6,270,845	474,828,383
BUILDING PRODUCTS — 0.8%
AO Smith Corp.	2,971,161	141,754,091
CAPITAL MARKETS — 4.0%
Eaton Vance Corp.	5,104,059	229,325,371
Franklin Resources, Inc. (a)	6,128,439	176,866,749
S&P Global, Inc.	295,945	72,500,606
SEI Investments Co.	1,438,780	85,254,909
T Rowe Price Group, Inc.	1,758,300	200,885,775
		764,833,410
CHEMICALS — 5.0%
Air Products & Chemicals, Inc.	655,143	145,350,026
Albemarle Corp. (a)	1,986,778	138,120,807
Ecolab, Inc.	338,372	67,011,191
HB Fuller Co.	1,985,558	92,447,580
Linde PLC	617,864	119,692,614
PPG Industries, Inc.	1,063,757	126,065,842
RPM International, Inc.	2,474,319	170,257,890
Sherwin-Williams Co.	141,465	77,787,360
		936,733,310
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	2,908,242	105,627,349
Brady Corp. Class A	2,159,475	114,560,149
Cintas Corp.	237,135	63,575,894
MSA Safety, Inc.	1,038,012	113,257,489
		397,020,881
Security Description	Shares	Value
CONTAINERS & PACKAGING — 2.1%
Amcor PLC	14,609,634	$142,443,931
AptarGroup, Inc.	675,142	79,970,570
Sonoco Products Co.	3,147,641	183,224,183
		405,638,684
DISTRIBUTORS — 1.1%
Genuine Parts Co.	2,175,126	216,620,798
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	13,163,586	498,110,094
ELECTRIC UTILITIES — 1.0%
NextEra Energy, Inc.	835,144	194,580,201
ELECTRICAL EQUIPMENT — 2.1%
Emerson Electric Co.	3,139,239	209,889,520
nVent Electric PLC	8,047,382	177,364,299
		387,253,819
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.2%
Essex Property Trust, Inc. REIT	653,791	213,560,830
Federal Realty Investment Trust REIT	1,743,332	237,337,218
National Retail Properties, Inc. REIT	5,310,142	299,492,009
Realty Income Corp. REIT	4,087,311	313,415,008
Tanger Factory Outlet Centers, Inc. REIT (a) (b)	18,945,875	293,282,145
		1,357,087,210
FOOD & STAPLES RETAILING — 3.0%
Sysco Corp.	2,261,113	179,532,372
Walmart, Inc.	1,231,294	146,129,972
Walgreens Boots Alliance, Inc.	4,358,547	241,071,235
		566,733,579
FOOD PRODUCTS — 4.4%
Archer-Daniels-Midland Co.	6,079,101	249,668,678
Hormel Foods Corp. (a)	3,685,430	161,163,854
J.M. Smucker Co.	1,892,490	208,211,750
Lancaster Colony Corp.	828,193	114,828,959
McCormick & Co., Inc. (a)	665,645	104,040,314
		837,913,555
GAS UTILITIES — 3.6%
Atmos Energy Corp.	1,328,412	151,292,843
National Fuel Gas Co. (a) (b)	4,944,443	231,993,265
New Jersey Resources Corp.	3,225,813	145,871,264
UGI Corp.	3,191,405	160,431,929
		689,589,301
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	1,234,836	103,318,728
Becton Dickinson and Co.	342,767	86,706,340
Medtronic PLC	1,557,815	169,209,865

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	281,631	$39,940,909
		399,175,842
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Cardinal Health, Inc.	6,562,393	309,679,326
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	754,750	162,052,373
HOUSEHOLD DURABLES — 1.6%
Leggett & Platt, Inc. (a) (b)	7,547,613	308,999,276
HOUSEHOLD PRODUCTS — 4.8%
Church & Dwight Co., Inc.	1,209,591	91,009,627
Clorox Co.	1,216,682	184,777,495
Colgate-Palmolive Co.	2,419,912	177,887,731
Kimberly-Clark Corp.	1,650,117	234,399,120
Procter & Gamble Co.	1,736,911	216,036,990
		904,110,963
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	1,331,197	218,848,787
Carlisle Cos., Inc.	586,150	85,308,271
Roper Technologies, Inc.	96,788	34,514,601
		338,671,659
INSURANCE — 4.9%
Aflac, Inc.	2,626,569	137,422,090
Brown & Brown, Inc.	1,899,269	68,487,640
Chubb, Ltd.	965,784	155,916,169
Cincinnati Financial Corp.	1,447,926	168,929,526
Old Republic International Corp.	11,012,765	259,570,871
RenaissanceRe Holdings, Ltd.	305,069	59,015,598
RLI Corp.	860,425	79,942,087
		929,283,981
IT SERVICES — 2.4%
Automatic Data Processing, Inc.	821,574	132,618,475
International Business Machines Corp.	2,251,233	327,374,303
		459,992,778
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris, Inc.	2,023,076	178,050,919
MACHINERY — 6.1%
Caterpillar, Inc.	1,647,114	208,046,969
Donaldson Co., Inc.	2,359,584	122,887,135
Dover Corp.	1,409,490	140,328,825
Illinois Tool Works, Inc.	1,201,190	187,974,223
Lincoln Electric Holdings, Inc.	1,826,462	158,463,843
Nordson Corp.	497,798	72,807,936
Pentair PLC	3,541,555	133,870,779
Stanley Black & Decker, Inc.	899,457	129,890,585
		1,154,270,295
Security Description	Shares	Value
MEDIA — 1.4%
John Wiley & Sons, Inc. Class A (b)	3,104,640	$136,417,882
Meredith Corp. (a) (b)	3,700,053	135,643,943
		272,061,825
METALS & MINING — 1.0%
Nucor Corp.	3,688,798	187,796,706
MULTI-UTILITIES — 3.7%
Black Hills Corp.	2,372,724	182,059,112
Consolidated Edison, Inc.	2,804,128	264,905,972
MDU Resources Group, Inc.	8,659,046	244,098,507
		691,063,591
MULTILINE RETAIL — 1.4%
Target Corp.	2,459,147	262,907,406
OIL, GAS & CONSUMABLE FUELS — 3.0%
Chevron Corp.	2,172,745	257,687,557
Exxon Mobil Corp.	4,331,295	305,832,740
		563,520,297
PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,511,031	195,497,191
SOFTWARE — 0.4%
CDK Global, Inc.	1,643,949	79,057,507
SPECIALTY RETAIL — 2.0%
Lowe's Cos., Inc.	1,524,332	167,615,547
Ross Stores, Inc.	698,152	76,691,997
TJX Cos., Inc.	2,273,562	126,728,346
		371,035,890
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Kontoor Brands, Inc. (a)	267,741	9,397,709
VF Corp.	1,879,101	167,221,198
		176,618,907
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Fastenal Co.	6,078,235	198,575,937
W.W. Grainger, Inc.	507,640	150,845,226
		349,421,163
WATER UTILITIES — 2.1%
American States Water Co. (a)	1,370,912	123,190,152
Aqua America, Inc. (a)	3,726,566	167,061,954
California Water Service Group	2,101,387	111,226,414
		401,478,520
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Telephone & Data Systems, Inc.	4,795,473	123,723,203
TOTAL COMMON STOCKS (Cost $16,444,740,044)		18,892,020,478

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	12,738,348	$12,739,622
State Street Navigator Securities Lending Portfolio III (e) (f)	237,317,064	237,317,064
TOTAL SHORT-TERM INVESTMENTS (Cost $250,056,527)		250,056,686
TOTAL INVESTMENTS — 101.1% (Cost $16,694,796,571)		19,142,077,164
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(211,643,174)
NET ASSETS — 100.0%		$18,930,433,990

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,892,020,478	$—	$—	$18,892,020,478
Short-Term Investments	250,056,686	—	—	250,056,686
TOTAL INVESTMENTS	$19,142,077,164	$—	$—	$19,142,077,164
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
ABM Industries, Inc.	3,755,454	$150,218,160	$11,663,143	$47,335,291	$9,469,053	$—*	2,908,242	$—*	$—
American States Water Co.	1,525,385	114,769,967	9,066,097	21,106,247	4,007,303	—*	1,370,912	—*	—
Bank OZK	7,011,092	210,963,759	16,241,743	4,610,024	(360,566)	(20,643,400)	7,392,428	201,591,512	1,684,029
Brady Corp.	2,701,251	133,225,699	10,398,028	38,539,462	4,059,636	—*	2,159,475	—*	—
Eaton Vance Corp.	5,890,022	254,036,649	20,062,827	54,774,456	12,651,845	—*	5,104,059	—*	—
John Wiley & Sons, Inc.	3,190,542	146,318,256	10,937,086	14,998,504	(3,508,715)	(2,330,241)	3,104,640	136,417,882	1,085,370
Leggett & Platt, Inc.	6,012,837	230,712,556	65,470,881	4,514,951	2,113,864	15,216,926	7,547,613	308,999,276	3,034,621
Meredith Corp.	3,377,760	185,979,466	20,675,420	2,526,663	(205,540)	(68,278,740)	3,700,053	135,643,943	2,135,454
National Fuel Gas Co.	3,323,623	175,321,113	80,625,514	3,557,885	115,334	(20,510,810)	4,944,443	231,993,266	2,149,081
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	208,769,533	196,029,787	(283)	159	12,738,348	12,739,622	77,458
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,868,771	3,868,771	53,013,411	56,882,182	—	—	—	—	79,583
State Street Navigator Securities Lending Portfolio III	72,674,127	72,674,127	390,875,177	226,232,240	—	—	237,317,064	237,317,064	241,371
Tanger Factory Outlet Centers, Inc.	12,260,632	198,744,845	111,211,372	4,448,809	38,256	(12,263,519)	18,945,875	293,282,145	4,645,079
Total		$1,876,833,368	$1,009,010,232	$675,556,501	$28,380,187	$(108,809,625)		$1,557,984,710	$15,132,046
*	As of September 30, 2019, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 75.3%
Abbott Laboratories	116,676	$9,762,281
ABIOMED, Inc. (a)	52,745	9,382,808
AngioDynamics, Inc. (a)	215,885	3,976,602
AtriCure, Inc. (a)	237,173	5,915,095
AxoGen, Inc. (a) (b)	561,455	7,006,958
Baxter International, Inc.	113,106	9,893,382
Becton Dickinson and Co.	37,715	9,540,386
Boston Scientific Corp. (a)	235,167	9,568,945
Cantel Medical Corp. (b)	113,145	8,463,246
Cardiovascular Systems, Inc. (a)	193,284	9,184,856
CONMED Corp.	97,282	9,353,664
CryoLife, Inc. (a)	163,438	4,437,342
CryoPort, Inc. (a) (b)	375,228	6,136,854
Cutera, Inc. (a)	85,366	2,495,248
Danaher Corp.	69,723	10,070,093
DexCom, Inc. (a)	67,224	10,032,510
Edwards Lifesciences Corp. (a)	44,794	9,850,649
Glaukos Corp. (a) (b)	132,886	8,306,704
Globus Medical, Inc. Class A (a)	192,337	9,832,267
Heska Corp. (a) (b)	98,111	6,953,127
Hill-Rom Holdings, Inc.	93,535	9,842,688
Hologic, Inc. (a)	197,754	9,984,599
IDEXX Laboratories, Inc. (a)	37,037	10,071,471
Inogen, Inc. (a) (b)	203,105	9,730,761
Insulet Corp. (a) (b)	68,642	11,321,125
Integer Holdings Corp. (a)	126,842	9,584,182
Integra LifeSciences Holdings Corp. (a)	160,136	9,619,369
Intuitive Surgical, Inc. (a)	18,791	10,145,825
iRhythm Technologies, Inc. (a) (b)	125,061	9,268,271
LeMaitre Vascular, Inc.	82,186	2,809,117
LivaNova PLC (a)	115,417	8,516,620
Masimo Corp. (a)	65,111	9,687,866
Medtronic PLC	89,653	9,738,109
Mesa Laboratories, Inc. (b)	41,458	9,857,469
Natus Medical, Inc. (a)	169,078	5,383,444
Nevro Corp. (a)	109,272	9,394,114
NuVasive, Inc. (a)	151,383	9,594,655
Orthofix Medical, Inc. (a)	143,771	7,622,738
Penumbra, Inc. (a) (b)	65,989	8,874,861
ResMed, Inc.	74,380	10,049,482
STERIS PLC	68,222	9,857,397
Stryker Corp.	45,065	9,747,559
Surmodics, Inc. (a)	94,329	4,314,608
Tactile Systems Technology, Inc. (a) (b)	142,544	6,032,462
Tandem Diabetes Care, Inc. (a)	159,695	9,418,811
Security Description	Shares	Value
Teleflex, Inc.	29,691	$10,087,517
Varex Imaging Corp. (a)	223,956	6,391,704
Varian Medical Systems, Inc. (a)	83,757	9,974,621
Wright Medical Group NV (a) (b)	470,445	9,705,280
Zimmer Biomet Holdings, Inc.	70,842	9,724,481
		426,514,223
HEALTH CARE SUPPLIES — 24.7%
Align Technology, Inc. (a)	55,314	10,007,409
Antares Pharma, Inc. (a) (b)	826,632	2,765,084
Atrion Corp.	12,337	9,612,620
Avanos Medical, Inc. (a)	256,987	9,626,733
Cerus Corp. (a) (b)	859,183	4,429,088
Cooper Cos., Inc.	32,610	9,685,170
DENTSPLY SIRONA, Inc.	189,484	10,101,392
Haemonetics Corp. (a)	78,495	9,901,359
ICU Medical, Inc. (a)	60,394	9,638,883
Lantheus Holdings, Inc. (a)	398,736	9,994,318
Meridian Bioscience, Inc.	315,606	2,995,101
Merit Medical Systems, Inc. (a)	354,922	10,810,924
Neogen Corp. (a)	125,125	8,522,264
OraSure Technologies, Inc. (a)	588,184	4,393,735
Quidel Corp. (a)	146,401	8,981,701
STAAR Surgical Co. (a) (b)	336,608	8,677,754
West Pharmaceutical Services, Inc.	68,186	9,670,139
		139,813,674
TOTAL COMMON STOCKS (Cost $593,659,696)		566,327,897
SHORT-TERM INVESTMENT — 5.3%
State Street Navigator Securities Lending Portfolio III (c) (d) (Cost $30,006,066)	30,006,066	30,006,066
TOTAL INVESTMENTS — 105.3% (Cost $623,665,762)		596,333,963
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(29,852,070)
NET ASSETS — 100.0%		$566,481,893
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$566,327,897	$—	$—	$566,327,897
Short-Term Investment	30,006,066	—	—	30,006,066
TOTAL INVESTMENTS	$596,333,963	$—	$—	$596,333,963
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$250,466	$250,466	$—	$—	—	$—	$276
State Street Institutional U.S. Government Money Market Fund, Class G Shares	189,166	189,166	250,344	439,510	—	—	—	—	600
State Street Navigator Securities Lending Portfolio III	693,265	693,265	67,894,503	38,581,702	—	—	30,006,066	30,006,066	10,956
Total		$882,431	$68,395,313	$39,271,678	$—	$—		$30,006,066	$11,832
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
HEALTH CARE SERVICES — 40.7%
Addus HomeCare Corp. (a)	16,710	$1,324,769
Amedisys, Inc. (a)	16,172	2,118,694
AMN Healthcare Services, Inc. (a)	38,565	2,219,801
BioTelemetry, Inc. (a)	49,951	2,034,504
Chemed Corp.	5,091	2,125,849
Cigna Corp.	13,347	2,025,941
CorVel Corp. (a)	15,848	1,199,694
CVS Health Corp.	33,514	2,113,728
DaVita, Inc. (a)	34,706	1,980,671
Guardant Health, Inc. (a)	27,702	1,768,219
Laboratory Corp. of America Holdings (a)	12,459	2,093,112
LHC Group, Inc. (a)	18,254	2,072,924
MEDNAX, Inc. (a)	91,163	2,062,107
Option Care Health, Inc. (a)	102,901	329,283
Premier, Inc. Class A (a)	61,305	1,772,941
Providence Service Corp. (a)	9,280	551,789
Quest Diagnostics, Inc.	20,564	2,200,965
R1 RCM, Inc. (a)	146,681	1,309,861
RadNet, Inc. (a)	29,398	422,155
Tivity Health, Inc. (a) (b)	105,809	1,759,604
		33,486,611
HEALTH CARE DISTRIBUTORS — 17.3%
AmerisourceBergen Corp.	25,736	2,118,845
Cardinal Health, Inc.	44,523	2,101,040
Covetrus, Inc. (a) (b)	154,564	1,837,766
Henry Schein, Inc. (a)	33,378	2,119,503
McKesson Corp.	14,958	2,044,160
Patterson Cos., Inc. (b)	117,703	2,097,467
PetIQ, Inc. (a) (b)	71,052	1,936,878
		14,255,659
HEALTH CARE FACILITIES — 21.3%
Acadia Healthcare Co., Inc. (a) (b)	67,153	2,087,115
Brookdale Senior Living, Inc. (a)	198,967	1,508,170
Encompass Health Corp.	33,656	2,129,752
Ensign Group, Inc.	44,257	2,099,109
Hanger, Inc. (a)	30,154	614,539
HCA Healthcare, Inc.	16,634	2,003,066
National HealthCare Corp.	4,800	392,880
Select Medical Holdings Corp. (a)	64,577	1,070,041
Tenet Healthcare Corp. (a)	85,296	1,886,747
Universal Health Services, Inc. Class B	14,076	2,093,805
Security Description	Shares	Value
US Physical Therapy, Inc.	12,876	$1,680,962
		17,566,186
MANAGED HEALTH CARE — 20.3%
Anthem, Inc.	8,483	2,036,768
Centene Corp. (a)	47,288	2,045,679
HealthEquity, Inc. (a)	35,515	2,029,505
Humana, Inc.	7,816	1,998,317
Magellan Health, Inc. (a)	33,836	2,101,215
Molina Healthcare, Inc. (a)	18,675	2,049,021
Triple-S Management Corp. Class B (a)	26,177	350,772
UnitedHealth Group, Inc.	9,190	1,997,171
WellCare Health Plans, Inc. (a)	8,035	2,082,431
		16,690,879
TOTAL COMMON STOCKS (Cost $95,225,351)		81,999,335
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	2,139,388	2,139,602
State Street Navigator Securities Lending Portfolio III (e) (f)	1,366,351	1,366,351
TOTAL SHORT-TERM INVESTMENTS (Cost $3,505,953)		3,505,953
TOTAL INVESTMENTS — 103.9% (Cost $98,731,304)		85,505,288
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(3,180,010)
NET ASSETS — 100.0%		$82,325,278
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$81,999,335	$—	$—	$81,999,335
Short-Term Investments	3,505,953	—	—	3,505,953
TOTAL INVESTMENTS	$85,505,288	$—	$—	$85,505,288
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$2,238,559	$98,957	$—	$—	2,139,388	$2,139,602	$1,255
State Street Institutional U.S. Government Money Market Fund, Class G Shares	286,438	286,438	107,745	394,183	—	—	—	—	537
State Street Navigator Securities Lending Portfolio III	1,155,133	1,155,133	8,944,990	8,733,772	—	—	1,366,351	1,366,351	918
Total		$1,441,571	$11,291,294	$9,226,912	$—	$—		$3,505,953	$2,710
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 34.7%
Allegion PLC	262,795	$27,238,702
AO Smith Corp.	604,276	28,830,008
Armstrong World Industries, Inc.	144,365	13,960,096
Fortune Brands Home & Security, Inc.	456,266	24,957,750
Johnson Controls International PLC	689,344	30,255,308
Lennox International, Inc.	129,219	31,396,340
Masco Corp.	702,755	29,290,828
Owens Corning	473,578	29,930,130
Trex Co., Inc. (a) (b)	240,427	21,862,027
		237,721,189
HOME FURNISHINGS — 9.7%
Leggett & Platt, Inc.	369,059	15,109,275
Mohawk Industries, Inc. (a)	241,629	29,978,910
Tempur Sealy International, Inc. (a)	275,919	21,300,947
		66,389,132
HOME IMPROVEMENT RETAIL — 11.3%
Floor & Decor Holdings, Inc. Class A (a) (b)	347,495	17,774,370
Home Depot, Inc.	129,807	30,117,820
Lowe's Cos., Inc.	267,819	29,449,377
		77,341,567
HOMEBUILDING — 31.0%
Cavco Industries, Inc. (a)	32,588	6,259,829
Century Communities, Inc. (a)	95,526	2,925,961
D.R. Horton, Inc.	613,432	32,334,001
Installed Building Products, Inc. (a)	59,020	3,384,207
Lennar Corp. Class A	566,231	31,624,001
LGI Homes, Inc. (a) (b)	81,788	6,814,576
M/I Homes, Inc. (a)	72,273	2,721,078
MDC Holdings, Inc.	139,405	6,008,356
NVR, Inc. (a)	8,372	31,121,654
PulteGroup, Inc.	861,300	31,480,515
Skyline Champion Corp. (a)	170,405	5,127,486
Taylor Morrison Home Corp. Class A (a)	331,335	8,594,830
Toll Brothers, Inc.	598,863	24,583,326
TopBuild Corp. (a)	101,404	9,778,388
Security Description	Shares	Value
TRI Pointe Group, Inc. (a) (b)	499,238	$7,508,540
William Lyon Homes Class A (a)	123,391	2,512,241
		212,778,989
HOMEFURNISHING RETAIL — 6.7%
Aaron's, Inc.	239,107	15,365,016
Williams-Sonoma, Inc. (b)	446,581	30,358,576
		45,723,592
HOUSEHOLD APPLIANCES — 6.4%
Helen of Troy, Ltd. (a)	77,492	12,217,389
Whirlpool Corp.	202,607	32,084,844
		44,302,233
TOTAL COMMON STOCKS (Cost $715,332,809)		684,256,702
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	641,133	641,198
State Street Navigator Securities Lending Portfolio III (e) (f)	21,729,660	21,729,660
TOTAL SHORT-TERM INVESTMENTS (Cost $22,370,858)		22,370,858
TOTAL INVESTMENTS — 103.1% (Cost $737,703,667)		706,627,560
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(21,414,775)
NET ASSETS — 100.0%		$685,212,785
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$684,256,702	$—	$—	$684,256,702
Short-Term Investments	22,370,858	—	—	22,370,858
TOTAL INVESTMENTS	$706,627,560	$—	$—	$706,627,560
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$11,129,177	$10,487,976	$(3)	$—	641,133	$641,198	$4,096
State Street Institutional U.S. Government Money Market Fund, Class G Shares	262,063	262,063	1,085,596	1,347,659	—	—	—	—	1,923
State Street Navigator Securities Lending Portfolio III	35,198,849	35,198,849	68,407,871	81,877,060	—	—	21,729,660	21,729,660	21,169
Total		$35,460,912	$80,622,644	$93,712,695	$(3)	$—		$22,370,858	$27,188
See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INSURANCE BROKERS — 11.1%
Aon PLC	104,516	$20,231,162
Arthur J Gallagher & Co.	229,363	20,544,044
Brown & Brown, Inc.	554,473	19,994,296
Marsh & McLennan Cos., Inc.	199,818	19,991,791
Willis Towers Watson PLC	102,465	19,772,671
		100,533,964
LIFE & HEALTH INSURANCE — 25.3%
Aflac, Inc.	385,357	20,161,878
American Equity Investment Life Holding Co.	410,226	9,927,469
Athene Holding, Ltd. Class A (a)	468,861	19,720,294
Brighthouse Financial, Inc. (a)	491,015	19,871,377
CNO Financial Group, Inc.	732,751	11,599,448
Genworth Financial, Inc. Class A (a)	2,143,605	9,431,862
Globe Life, Inc.	209,228	20,035,673
Lincoln National Corp.	323,496	19,513,279
MetLife, Inc.	412,446	19,450,953
Primerica, Inc.	161,656	20,567,493
Principal Financial Group, Inc.	344,977	19,711,986
Prudential Financial, Inc.	222,110	19,978,795
Unum Group	670,136	19,916,442
		229,886,949
MULTI-LINE INSURANCE — 8.8%
American Financial Group, Inc.	187,217	20,191,353
American International Group, Inc.	348,227	19,396,244
Assurant, Inc.	159,599	20,080,746
Hartford Financial Services Group, Inc.	330,737	20,045,970
		79,714,313
PROPERTY & CASUALTY INSURANCE — 45.5%
Allstate Corp.	188,547	20,491,288
Arch Capital Group, Ltd. (a)	492,835	20,689,213
Argo Group International Holdings, Ltd.	111,523	7,833,376
Assured Guaranty, Ltd.	440,882	19,601,614
Axis Capital Holdings, Ltd.	311,473	20,781,479
Chubb, Ltd.	125,497	20,260,236
Cincinnati Financial Corp.	176,627	20,607,072
Erie Indemnity Co. Class A (b)	96,930	17,995,054
Fidelity National Financial, Inc.	460,740	20,461,463
First American Financial Corp.	348,107	20,541,794
Hanover Insurance Group, Inc.	152,394	20,655,483
Kemper Corp.	263,576	20,545,749
Loews Corp.	392,717	20,217,071
Security Description	Shares	Value
Markel Corp. (a)	17,129	$20,244,765
Mercury General Corp.	221,036	12,351,492
Old Republic International Corp.	881,183	20,769,483
ProAssurance Corp.	222,768	8,970,867
Progressive Corp.	274,491	21,204,430
RLI Corp.	106,126	9,860,167
Selective Insurance Group, Inc.	169,749	12,763,427
Travelers Cos., Inc.	136,355	20,274,625
White Mountains Insurance Group, Ltd.	14,028	15,150,240
WR Berkley Corp.	281,026	20,298,508
		412,568,896
REINSURANCE — 9.0%
Alleghany Corp. (a)	25,856	20,626,883
Everest Re Group, Ltd.	77,810	20,704,463
Reinsurance Group of America, Inc.	124,994	19,984,041
RenaissanceRe Holdings, Ltd.	106,994	20,697,989
		82,013,376
TOTAL COMMON STOCKS (Cost $871,612,319)		904,717,498
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	2,912,080	2,912,371
State Street Navigator Securities Lending Portfolio III (e) (f)	10,551,175	10,551,175
TOTAL SHORT-TERM INVESTMENTS (Cost $13,463,515)		13,463,546
TOTAL INVESTMENTS — 101.2% (Cost $885,075,834)		918,181,044
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(10,638,563)
NET ASSETS — 100.0%		$907,542,481
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$904,717,498	$—	$—	$904,717,498
Short-Term Investments	13,463,546	—	—	13,463,546
TOTAL INVESTMENTS	$918,181,044	$—	$—	$918,181,044
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$6,844,416	$3,932,076	$—	$31	2,912,080	$2,912,371	$5,870
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,110,898	2,110,898	1,576,062	3,686,960	—	—	—	—	3,692
State Street Navigator Securities Lending Portfolio III	—	—	10,551,175	—	—	—	10,551,175	10,551,175	291
Total		$2,110,898	$18,971,653	$7,619,036	$—	$31		$13,463,546	$9,853
See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INTERACTIVE MEDIA & SERVICES — 37.3%
Alphabet, Inc. Class C (a)	534	$650,946
ANGI Homeservices, Inc. Class A (a) (b)	82,991	587,991
Cargurus, Inc. (a) (b)	18,619	576,258
Cars.com, Inc. (a)	60,536	543,613
Facebook, Inc. Class A (a)	3,538	630,047
IAC/InterActiveCorp (a)	2,912	634,729
Liberty TripAdvisor Holdings, Inc. Class A (a)	20,911	196,772
Match Group, Inc.	8,838	631,387
Pinterest, Inc. Class A (a)	22,805	603,192
QuinStreet, Inc. (a) (b)	29,853	375,849
Snap, Inc. Class A (a) (b)	41,392	653,994
TripAdvisor, Inc. (a)	16,224	627,544
TrueCar, Inc. (a)	72,657	247,034
Twitter, Inc. (a)	15,535	640,042
Yelp, Inc. (a)	17,689	614,693
Zillow Group, Inc. Class C (a) (b)	20,741	618,497
		8,832,588
INTERNET & DIRECT MARKETING RETAIL — 37.0%
1-800-Flowers.com, Inc. Class A (a)	18,802	278,176
Amazon.com, Inc. (a)	360	624,928
Booking Holdings, Inc. (a)	321	629,998
eBay, Inc.	16,405	639,467
Etsy, Inc. (a) (b)	11,647	658,055
Expedia Group, Inc.	5,006	672,856
Groupon, Inc. (a)	226,029	601,237
GrubHub, Inc. (a) (b)	9,974	560,638
Overstock.com, Inc. (a)	26,565	281,323
PetMed Express, Inc. (b)	32,482	585,326
Quotient Technology, Inc. (a)	32,866	257,012
Qurate Retail, Inc. Class A (a)	57,538	593,504
Rubicon Project, Inc. (a)	25,866	225,293
Shutterstock, Inc. (a)	8,382	302,758
Stamps.com, Inc. (a)	8,815	656,277
Stitch Fix, Inc. Class A (a) (b)	32,040	616,770
Wayfair, Inc. Class A (a) (b)	4,990	559,479
		8,743,097
INTERNET SERVICES & INFRASTRUCTURE — 25.5%
Akamai Technologies, Inc. (a)	7,325	669,358
Security Description	Shares	Value
Carbonite, Inc. (a)	30,145	$466,946
Endurance International Group Holdings, Inc. (a)	13,461	50,479
Fastly, Inc. Class A (a)	22,805	547,320
GoDaddy, Inc. Class A (a)	10,007	660,262
GTT Communications, Inc. (a) (b)	47,505	447,497
MongoDB, Inc. (a) (b)	5,372	647,219
Okta, Inc. (a)	6,487	638,710
Switch, Inc. Class A (b)	37,745	589,577
Twilio, Inc. Class A (a) (b)	6,043	664,488
VeriSign, Inc. (a)	3,509	661,903
		6,043,759
TOTAL COMMON STOCKS (Cost $30,324,420)		23,619,444
SHORT-TERM INVESTMENTS — 17.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	687,209	687,278
State Street Navigator Securities Lending Portfolio III (e) (f)	3,355,309	3,355,309
TOTAL SHORT-TERM INVESTMENTS (Cost $4,042,587)		4,042,587
TOTAL INVESTMENTS — 116.9% (Cost $34,367,007)		27,662,031
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.9)%		(3,998,011)
NET ASSETS — 100.0%		$23,664,020
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,619,444	$—	$—	$23,619,444
Short-Term Investments	4,042,587	—	—	4,042,587
TOTAL INVESTMENTS	$27,662,031	$—	$—	$27,662,031
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$779,601	$92,323	$—	$—	687,209	$687,278	$309
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,294	119,294	31,195	150,489	—	—	—	—	190
State Street Navigator Securities Lending Portfolio III	1,990,374	1,990,374	12,566,938	11,202,003	—	—	3,355,309	3,355,309	14,503
Total		$2,109,668	$13,377,734	$11,444,815	$—	$—		$4,042,587	$15,002
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ALUMINUM — 7.2%
Alcoa Corp. (a)	857,322	$17,206,453
Kaiser Aluminum Corp.	121,053	11,980,615
		29,187,068
COAL & CONSUMABLE FUELS — 10.4%
Arch Coal, Inc. Class A (b)	243,582	18,073,784
CONSOL Energy, Inc. (a)	502,209	7,849,527
Peabody Energy Corp.	1,074,724	15,819,937
		41,743,248
COPPER — 4.3%
Freeport-McMoRan, Inc.	1,823,850	17,454,245
DIVERSIFIED METALS & MINING — 7.3%
Compass Minerals International, Inc.	344,752	19,475,040
Materion Corp.	158,958	9,753,663
		29,228,703
GOLD — 16.8%
Coeur Mining, Inc. (a)	4,341,726	20,883,702
McEwen Mining, Inc. (b)	4,825,761	7,528,187
Newmont Goldcorp Corp.	508,187	19,270,451
Royal Gold, Inc. (b)	162,053	19,966,550
		67,648,890
SILVER — 4.4%
Hecla Mining Co.	10,143,811	17,853,107
STEEL — 49.3%
AK Steel Holding Corp. (a) (b)	7,008,894	15,910,189
Allegheny Technologies, Inc. (a) (b)	896,063	18,145,276
Carpenter Technology Corp.	273,109	14,108,811
Cleveland-Cliffs, Inc. (b)	2,319,704	16,748,263
Commercial Metals Co.	1,046,093	18,181,096
Haynes International, Inc.	63,534	2,277,059
Nucor Corp.	366,179	18,642,173
Reliance Steel & Aluminum Co.	189,767	18,912,179
Schnitzer Steel Industries, Inc. Class A	262,978	5,433,126
Security Description	Shares	Value
Steel Dynamics, Inc.	620,679	$18,496,234
SunCoke Energy, Inc. (a)	1,325,805	7,477,540
United States Steel Corp. (b)	1,498,085	17,302,882
Warrior Met Coal, Inc.	866,827	16,920,463
Worthington Industries, Inc.	290,338	10,466,685
		199,021,976
TOTAL COMMON STOCKS (Cost $604,750,249)		402,137,237
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	1,146,809	1,146,924
State Street Navigator Securities Lending Portfolio III (e) (f)	31,095,436	31,095,436
TOTAL SHORT-TERM INVESTMENTS (Cost $32,242,353)		32,242,360
TOTAL INVESTMENTS — 107.7% (Cost $636,992,602)		434,379,597
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(30,876,885)
NET ASSETS — 100.0%		$403,502,712
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$402,137,237	$—	$—	$402,137,237
Short-Term Investments	32,242,360	—	—	32,242,360
TOTAL INVESTMENTS	$434,379,597	$—	$—	$434,379,597
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$3,216,295	$2,069,378	$—	$7	1,146,809	$1,146,924	$3,182
State Street Institutional U.S. Government Money Market Fund, Class G Shares	175,963	175,963	983,040	1,159,003	—	—	—	—	1,464
State Street Navigator Securities Lending Portfolio III	16,696,772	16,696,772	68,956,566	54,557,902	—	—	31,095,436	31,095,436	48,425
Total		$16,872,735	$73,155,901	$57,786,283	$—	$7		$32,242,360	$53,071
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 26.3%
Diamond Offshore Drilling, Inc. (a) (b)	726,476	$4,039,207
Helmerich & Payne, Inc.	158,724	6,360,071
Nabors Industries, Ltd.	2,861,128	5,350,309
Noble Corp. PLC (a) (b)	1,447,901	1,838,834
Patterson-UTI Energy, Inc.	722,347	6,176,067
Transocean, Ltd. (a) (b)	1,148,445	5,133,549
Valaris PLC (b)	1,036,316	4,984,680
		33,882,717
OIL & GAS EQUIPMENT & SERVICES — 73.6%
Apergy Corp. (a)	158,620	4,290,671
Archrock, Inc.	212,616	2,119,781
Baker Hughes a GE Co.	289,639	6,719,625
C&J Energy Services, Inc. (a)	230,459	2,472,825
Cactus, Inc. Class A (a)	144,155	4,171,846
Core Laboratories NV (b)	140,283	6,539,993
DMC Global, Inc. (b)	103,622	4,557,296
Dril-Quip, Inc. (a)	82,281	4,128,861
Exterran Corp. (a)	44,943	586,956
Frank's International NV (a) (b)	214,707	1,019,858
Halliburton Co.	324,645	6,119,558
Helix Energy Solutions Group, Inc. (a)	212,283	1,711,001
Liberty Oilfield Services, Inc. Class A (b)	229,234	2,482,604
Matrix Service Co. (a)	29,867	511,920
McDermott International, Inc. (a) (b)	1,136,545	2,295,821
National Oilwell Varco, Inc.	288,498	6,116,158
Newpark Resources, Inc. (a)	105,695	805,396
Oceaneering International, Inc. (a)	358,165	4,853,136
Oil States International, Inc. (a)	165,250	2,197,825
ProPetro Holding Corp. (a)	620,226	5,637,854
RPC, Inc. (b)	688,834	3,864,359
Schlumberger, Ltd.	176,282	6,023,556
SEACOR Holdings, Inc. (a)	18,682	879,362
Security Description	Shares	Value
Select Energy Services, Inc. Class A (a)	147,553	$1,277,809
Solaris Oilfield Infrastructure, Inc. Class A (b)	127,822	1,715,371
TechnipFMC PLC	258,062	6,229,617
Tidewater, Inc. (a)	58,141	878,510
US Silica Holdings, Inc. (b)	495,183	4,733,949
		94,941,518
TOTAL COMMON STOCKS (Cost $253,917,019)		128,824,235
SHORT-TERM INVESTMENTS — 15.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	91,630	91,639
State Street Navigator Securities Lending Portfolio III (e) (f)	19,806,987	19,806,987
TOTAL SHORT-TERM INVESTMENTS (Cost $19,898,625)		19,898,626
TOTAL INVESTMENTS — 115.3% (Cost $273,815,644)		148,722,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.3)%		(19,680,045)
NET ASSETS — 100.0%		$129,042,816
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$128,824,235	$—	$—	$128,824,235
Short-Term Investments	19,898,626	—	—	19,898,626
TOTAL INVESTMENTS	$148,722,861	$—	$—	$148,722,861
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$2,196,787	$2,105,149	$—	$1	91,630	$91,639	$487
State Street Institutional U.S. Government Money Market Fund, Class G Shares	147,149	147,149	271,886	419,035	—	—	—	—	712
State Street Navigator Securities Lending Portfolio III	17,160,423	17,160,423	30,772,634	28,126,070	—	—	19,806,987	19,806,987	9,907
Total		$17,307,572	$33,241,307	$30,650,254	$—	$1		$19,898,626	$11,106
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 6.9%
Chevron Corp.	328,374	$38,945,157
Exxon Mobil Corp.	549,259	38,783,178
Occidental Petroleum Corp.	884,673	39,341,408
		117,069,743
OIL & GAS EXPLORATION & PRODUCTION — 75.1%
Antero Resources Corp. (a) (b)	11,050,827	33,373,498
Apache Corp.	1,639,086	41,960,602
Bonanza Creek Energy, Inc. (a)	139,562	3,124,793
Cabot Oil & Gas Corp.	2,120,904	37,264,283
California Resources Corp. (a) (b)	2,136,387	21,791,147
Callon Petroleum Co. (a) (b)	8,845,619	38,389,986
Carrizo Oil & Gas, Inc. (a) (b)	3,803,711	32,654,859
Centennial Resource Development, Inc. Class A (a)	5,125,414	23,141,244
Chesapeake Energy Corp. (a) (b)	22,412,286	31,601,323
Cimarex Energy Co.	832,004	39,886,272
CNX Resources Corp. (a)	3,049,691	22,140,757
Concho Resources, Inc.	542,315	36,823,189
ConocoPhillips	695,812	39,647,368
Continental Resources, Inc. (a)	1,241,224	38,217,287
Denbury Resources, Inc. (a) (b)	10,749,311	12,791,680
Devon Energy Corp.	1,591,224	38,284,849
Diamondback Energy, Inc.	412,316	37,071,332
EOG Resources, Inc.	502,505	37,295,921
EQT Corp. (b)	3,280,657	34,906,191
Extraction Oil & Gas, Inc. (a) (b)	4,102,083	12,060,124
Gulfport Energy Corp. (a)	5,417,455	14,681,303
Hess Corp.	631,053	38,166,085
Jagged Peak Energy, Inc. (a) (b)	1,215,805	8,826,744
Kosmos Energy, Ltd. (b)	3,210,994	20,036,603
Laredo Petroleum, Inc. (a)	4,603,563	11,094,587
Magnolia Oil & Gas Corp. Class A (a) (b)	1,128,802	12,529,702
Marathon Oil Corp.	3,141,256	38,543,211
Matador Resources Co. (a) (b)	2,355,744	38,940,448
Murphy Oil Corp. (b)	1,936,519	42,816,435
Noble Energy, Inc.	1,593,164	35,782,463
Northern Oil and Gas, Inc. (a) (b)	4,776,903	9,362,730
Oasis Petroleum, Inc. (a) (b)	10,724,103	37,105,396
Parsley Energy, Inc. Class A	2,156,535	36,229,788
PDC Energy, Inc. (a)	1,103,710	30,627,953
Penn Virginia Corp. (a)	177,496	5,159,809
Pioneer Natural Resources Co.	294,611	37,053,226
QEP Resources, Inc.	6,070,049	22,459,181
Range Resources Corp. (b)	8,616,353	32,914,468
SM Energy Co.	3,040,957	29,466,873
Southwestern Energy Co. (a) (b)	17,269,159	33,329,477
SRC Energy, Inc. (a)	3,806,236	17,737,060
Security Description	Shares	Value
Talos Energy, Inc. (a)	219,540	$4,463,248
Tellurian, Inc. (a) (b)	1,385,465	11,520,142
W&T Offshore, Inc. (a)	1,835,051	8,019,173
Whiting Petroleum Corp. (a) (b)	5,290,854	42,485,558
WPX Energy, Inc. (a)	3,633,261	38,476,234
		1,270,254,602
OIL & GAS REFINING & MARKETING — 17.9%
CVR Energy, Inc.	525,184	23,123,852
Delek US Holdings, Inc. (b)	1,092,445	39,655,754
HollyFrontier Corp.	776,440	41,648,242
Marathon Petroleum Corp.	748,667	45,481,520
Par Pacific Holdings, Inc. (a)	210,476	4,811,481
PBF Energy, Inc. Class A	1,558,263	42,369,171
Phillips 66	388,131	39,744,614
Renewable Energy Group, Inc. (a) (b)	504,263	7,566,466
REX American Resources Corp. (a)	39,898	3,045,414
Valero Energy Corp.	466,419	39,757,556
World Fuel Services Corp.	377,810	15,089,731
		302,293,801
TOTAL COMMON STOCKS (Cost $2,902,090,642)		1,689,618,146
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	939,753	939,847
State Street Navigator Securities Lending Portfolio III (e) (f)	122,342,588	122,342,588
TOTAL SHORT-TERM INVESTMENTS (Cost $123,282,420)		123,282,435
TOTAL INVESTMENTS — 107.2% (Cost $3,025,373,062)		1,812,900,581
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(121,697,902)
NET ASSETS — 100.0%		$1,691,202,679
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,689,618,146	$—	$—	$1,689,618,146
Short-Term Investments	123,282,435	—	—	123,282,435
TOTAL INVESTMENTS	$1,812,900,581	$—	$—	$1,812,900,581
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$249,781,840	$248,841,958	$(50)	$15	939,753	$939,847	$2,202
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,047,537	1,047,537	1,308,687	2,356,224	—	—	—	—	3,327
State Street Navigator Securities Lending Portfolio III	40,512,543	40,512,543	216,334,252	134,504,207	—	—	122,342,588	122,342,588	729,755
Whiting Petroleum Corp.	2,272,945	42,458,613	61,961,270	29,248,708	(3,709,056)	(28,976,561)	5,290,854	42,485,558	—
Total		$84,018,693	$529,386,049	$414,951,097	$(3,709,106)	$(28,976,546)		$165,767,993	$735,284
See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aerie Pharmaceuticals, Inc. (a) (b)	232,248	$4,463,807
Allergan PLC	51,997	8,750,575
Amphastar Pharmaceuticals, Inc. (a)	44,257	877,616
ANI Pharmaceuticals, Inc. (a)	40,757	2,970,370
Axsome Therapeutics, Inc. (a) (b)	219,431	4,441,283
Bristol-Myers Squibb Co.	174,773	8,862,739
Cara Therapeutics, Inc. (a) (b)	158,839	2,903,577
Catalent, Inc. (a)	168,241	8,018,366
Collegium Pharmaceutical, Inc. (a)	71,451	820,257
Corcept Therapeutics, Inc. (a)	126,115	1,782,636
Cymabay Therapeutics, Inc. (a)	228,677	1,170,826
Elanco Animal Health, Inc. (a)	301,225	8,009,573
Eli Lilly & Co.	77,907	8,712,340
Endo International PLC (a) (b)	1,385,123	4,446,245
Horizon Therapeutics PLC (a)	327,985	8,931,032
Innoviva, Inc. (a)	169,028	1,781,555
Intersect ENT, Inc. (a)	92,809	1,578,681
Intra-Cellular Therapies, Inc. (a) (b)	215,032	1,606,289
Jazz Pharmaceuticals PLC (a)	65,743	8,424,308
Johnson & Johnson	66,059	8,546,713
Merck & Co., Inc.	104,576	8,803,208
Mylan NV (a)	398,298	7,878,334
MyoKardia, Inc. (a) (b)	67,353	3,512,459
Nektar Therapeutics (a) (b)	429,591	7,825,000
Omeros Corp. (a) (b)	88,328	1,442,396
Pacira BioSciences, Inc. (a)	148,836	5,666,186
Perrigo Co. PLC	154,380	8,628,298
Pfizer, Inc.	234,057	8,409,668
Phibro Animal Health Corp. Class A	53,369	1,138,361
Prestige Consumer Healthcare, Inc. (a) (b)	93,123	3,230,437
Reata Pharmaceuticals, Inc. Class A (a) (b)	55,456	4,452,562
Revance Therapeutics, Inc. (a)	98,067	1,274,871
Supernus Pharmaceuticals, Inc. (a)	134,458	3,694,906
TherapeuticsMD, Inc. (a) (b)	598,211	2,171,506
Security Description	Shares	Value
Theravance Biopharma, Inc. (a)	55,068	$1,072,725
Tricida, Inc. (a) (b)	57,892	1,787,126
WaVe Life Sciences, Ltd. (a) (b)	62,390	1,280,867
Zoetis, Inc.	71,388	8,894,231
Zogenix, Inc. (a) (b)	126,616	5,069,705
TOTAL COMMON STOCKS (Cost $235,175,709)		183,331,634
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	99,224	99,234
State Street Navigator Securities Lending Portfolio III (e) (f)	9,794,273	9,794,273
TOTAL SHORT-TERM INVESTMENTS (Cost $9,893,507)		9,893,507
TOTAL INVESTMENTS — 105.3% (Cost $245,069,216)		193,225,141
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(9,740,743)
NET ASSETS — 100.0%		$183,484,398
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$183,331,634	$—	$—	$183,331,634
Short-Term Investments	9,893,507	—	—	9,893,507
TOTAL INVESTMENTS	$193,225,141	$—	$—	$193,225,141
See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,081,324	$982,090	$—	$—	99,224	$99,234	$1,146
State Street Institutional U.S. Government Money Market Fund, Class G Shares	234,121	234,121	193,805	427,926	—	—	—	—	808
State Street Navigator Securities Lending Portfolio III	3,760,406	3,760,406	27,135,309	21,101,442	—	—	9,794,273	9,794,273	128,474
Total		$3,994,527	$28,410,438	$22,511,458	$—	$—		$9,893,507	$130,428
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
REGIONAL BANKS — 99.7%
Ameris Bancorp	295,540	$11,892,530
Associated Banc-Corp.	1,040,399	21,068,080
Atlantic Capital Bancshares, Inc. (a)	95,247	1,651,583
Atlantic Union Bankshares Corp.	208,961	7,782,752
Banc of California, Inc.	240,705	3,403,569
Bancorp, Inc. (a)	134,968	1,336,183
BancorpSouth Bank	349,617	10,352,159
Bank of Hawaii Corp.	157,308	13,517,476
Bank OZK	782,134	21,328,794
BankUnited, Inc.	582,592	19,586,743
Banner Corp.	114,201	6,414,670
BB&T Corp.	974,391	52,003,248
Berkshire Hills Bancorp, Inc.	177,302	5,193,176
BOK Financial Corp.	135,933	10,759,097
Boston Private Financial Holdings, Inc.	372,188	4,337,851
Brookline Bancorp, Inc.	206,809	3,046,297
Cadence BanCorp	887,685	15,569,995
Carolina Financial Corp.	36,247	1,288,218
Cathay General Bancorp	351,628	12,213,799
CBTX, Inc.	25,334	706,312
CenterState Bank Corp.	481,346	11,545,084
Central Pacific Financial Corp.	103,905	2,950,902
CIT Group, Inc.	618,313	28,015,762
Citizens Financial Group, Inc.	1,403,770	49,651,345
City Holding Co.	48,467	3,695,609
Columbia Banking System, Inc.	196,802	7,261,994
Comerica, Inc.	788,207	52,013,780
Commerce Bancshares, Inc.	346,378	21,007,826
Community Bank System, Inc. (b)	141,681	8,740,301
ConnectOne Bancorp, Inc.	98,546	2,187,721
Cullen/Frost Bankers, Inc.	263,011	23,289,624
Customers Bancorp, Inc. (a)	107,149	2,222,270
CVB Financial Corp.	449,885	9,389,100
Eagle Bancorp, Inc.	165,197	7,371,090
East West Bancorp, Inc.	841,310	37,261,620
Enterprise Financial Services Corp.	82,079	3,344,719
Equity Bancshares, Inc. Class A (a) (b)	52,025	1,394,790
FB Financial Corp.	45,743	1,717,650
Fifth Third Bancorp	1,821,785	49,880,473
First BanCorp	1,162,944	11,606,181
First BanCorp/Southern Pines	62,656	2,249,350
First Citizens BancShares, Inc. Class A	46,830	22,082,687
First Commonwealth Financial Corp.	249,539	3,313,878
First Financial Bancorp	259,949	6,362,252
First Financial Bankshares, Inc. (b)	306,107	10,202,546
First Foundation, Inc.	88,988	1,359,292
Security Description	Shares	Value
First Hawaiian, Inc.	622,232	$16,613,594
First Horizon National Corp.	2,685,056	43,497,907
First Interstate BancSystem, Inc. Class A	148,465	5,974,232
First Merchants Corp.	193,402	7,278,684
First Midwest Bancorp, Inc.	505,441	9,845,991
First Republic Bank	540,253	52,242,465
FNB Corp.	1,402,610	16,172,093
Franklin Financial Network, Inc. (b)	46,287	1,398,330
Fulton Financial Corp.	679,717	10,997,821
Glacier Bancorp, Inc.	249,107	10,078,869
Great Western Bancorp, Inc.	299,842	9,894,786
Hancock Whitney Corp.	348,645	13,351,360
Hanmi Financial Corp.	118,575	2,226,839
Heartland Financial USA, Inc.	88,397	3,954,882
Heritage Commerce Corp.	120,683	1,418,629
Heritage Financial Corp.	116,529	3,141,622
Hilltop Holdings, Inc.	324,630	7,755,411
Home BancShares, Inc.	538,708	10,125,017
Hope Bancorp, Inc.	394,401	5,655,710
Huntington Bancshares, Inc.	3,504,890	50,014,780
IBERIABANK Corp.	234,109	17,684,594
Independent Bank Corp.	76,156	1,623,265
Independent Bank Corp. (Massachusetts)	80,580	6,015,297
Independent Bank Group, Inc.	150,194	7,901,706
International Bancshares Corp.	150,835	5,825,248
Investors Bancorp, Inc.	1,273,964	14,472,231
KeyCorp	2,829,734	50,482,455
Lakeland Bancorp, Inc.	104,937	1,619,178
LegacyTexas Financial Group, Inc.	241,660	10,519,460
Live Oak Bancshares, Inc. (b)	92,453	1,673,399
M&T Bank Corp.	326,385	51,559,038
Midland States Bancorp, Inc.	52,840	1,376,482
National Bank Holdings Corp. Class A	91,979	3,144,762
OFG Bancorp	279,585	6,122,912
Old National Bancorp	555,875	9,563,829
Opus Bank	90,661	1,973,690
Pacific Premier Bancorp, Inc.	287,802	8,976,544
PacWest Bancorp	701,595	25,495,962
Peapack Gladstone Financial Corp. (b)	52,113	1,460,727
People's United Financial, Inc.	2,975,264	46,518,253
Pinnacle Financial Partners, Inc.	320,530	18,190,078
PNC Financial Services Group, Inc.	371,166	52,022,627
Popular, Inc.	402,008	21,740,593
Preferred Bank	55,064	2,884,252
Prosperity Bancshares, Inc. (b)	382,222	26,996,340
QCR Holdings, Inc.	27,680	1,051,286
Regions Financial Corp.	3,161,823	50,020,040
Renasant Corp.	161,138	5,641,441
Sandy Spring Bancorp, Inc. (b)	96,541	3,254,397

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Seacoast Banking Corp. of Florida (a)	158,737	$4,017,633
ServisFirst Bancshares, Inc. (b)	98,068	3,250,954
Signature Bank	328,374	39,148,748
Simmons First National Corp. Class A	325,643	8,108,511
South State Corp.	129,283	9,735,010
Southside Bancshares, Inc.	68,922	2,350,929
Sterling Bancorp	1,253,160	25,138,390
SunTrust Banks, Inc.	753,113	51,814,174
SVB Financial Group (a)	230,756	48,216,466
Synovus Financial Corp.	1,136,605	40,644,995
TCF Financial Corp.	710,176	27,036,400
Texas Capital Bancshares, Inc. (a)	520,415	28,440,680
TriState Capital Holdings, Inc. (a)	72,149	1,518,015
Triumph Bancorp, Inc. (a)	123,946	3,952,638
Trustmark Corp. (b)	216,359	7,380,005
UMB Financial Corp.	151,340	9,773,537
Umpqua Holdings Corp.	1,115,278	18,357,476
United Bankshares, Inc. (b)	288,603	10,929,396
United Community Banks, Inc.	318,929	9,041,637
Univest Financial Corp.	72,472	1,848,761
Valley National Bancorp (b)	1,336,627	14,529,136
Veritex Holdings, Inc.	205,054	4,975,635
Webster Financial Corp.	540,784	25,346,546
Westamerica Bancorporation	65,453	4,069,868
Western Alliance Bancorp	614,988	28,338,647
Wintrust Financial Corp.	444,356	28,718,728
Zions Bancorp NA (b)	1,154,890	51,415,703
TOTAL COMMON STOCKS (Cost $2,210,155,037)		1,849,118,104
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	1,353,634	$1,353,769
State Street Navigator Securities Lending Portfolio III (e) (f)	11,955,647	11,955,647
TOTAL SHORT-TERM INVESTMENTS (Cost $13,309,415)		13,309,416
TOTAL INVESTMENTS — 100.4% (Cost $2,223,464,452)		1,862,427,520
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,785,828)
NET ASSETS — 100.0%		$1,854,641,692
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,849,118,104	$—	$—	$1,849,118,104
Short-Term Investments	13,309,416	—	—	13,309,416
TOTAL INVESTMENTS	$1,862,427,520	$—	$—	$1,862,427,520
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$33,367,256	$32,013,377	$(110)	$1	1,353,634	$1,353,769	$11,493
State Street Institutional U.S. Government Money Market Fund, Class G Shares	373,718	373,718	8,047,380	8,421,098	—	—	—	—	7,415
State Street Navigator Securities Lending Portfolio III	—	—	13,238,918	1,283,271	—	—	11,955,647	11,955,647	740
Total		$373,718	$54,653,554	$41,717,746	$(110)	$1		$13,309,416	$19,648
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
APPAREL RETAIL — 21.9%
Abercrombie & Fitch Co. Class A (a)	204,704	$3,193,383
American Eagle Outfitters, Inc.	202,417	3,283,204
Boot Barn Holdings, Inc. (b)	100,229	3,497,992
Buckle, Inc. (a)	143,552	2,957,171
Burlington Stores, Inc. (b)	18,656	3,727,842
Caleres, Inc.	163,154	3,819,435
Chico's FAS, Inc.	452,772	1,824,671
Children's Place, Inc. (a)	38,702	2,979,667
Designer Brands, Inc. Class A	215,533	3,689,925
Foot Locker, Inc.	89,936	3,881,638
Gap, Inc.	188,424	3,271,041
Genesco, Inc. (b)	75,317	3,014,186
Guess?, Inc. (a)	191,106	3,541,194
L Brands, Inc.	192,119	3,763,611
Ross Stores, Inc.	33,220	3,649,217
TJX Cos., Inc.	64,073	3,571,429
Urban Outfitters, Inc. (a) (b)	135,525	3,806,897
Zumiez, Inc. (b)	67,093	2,125,171
		59,597,674
AUTOMOTIVE RETAIL — 17.2%
Advance Auto Parts, Inc.	23,090	3,819,086
America's Car-Mart, Inc. (b)	26,325	2,414,003
Asbury Automotive Group, Inc. (b)	28,833	2,950,481
AutoNation, Inc. (b)	72,102	3,655,571
AutoZone, Inc. (b)	3,155	3,421,976
CarMax, Inc. (a) (b)	41,789	3,677,432
Carvana Co. (a) (b)	45,159	2,980,494
Group 1 Automotive, Inc.	40,445	3,733,478
Lithia Motors, Inc. Class A	28,291	3,745,163
Monro, Inc. (a)	47,625	3,762,851
Murphy USA, Inc. (b)	40,017	3,413,450
O'Reilly Automotive, Inc. (b)	9,277	3,696,977
Penske Automotive Group, Inc. (a)	75,589	3,573,848
Sonic Automotive, Inc. Class A	59,929	1,882,370
		46,727,180
COMPUTER & ELECTRONICS RETAIL — 5.1%
Best Buy Co., Inc.	53,675	3,703,038
Conn's, Inc. (a) (b)	77,276	1,921,081
GameStop Corp. Class A (a)	822,062	4,537,782
Rent-A-Center, Inc.	140,406	3,621,071
		13,782,972
DEPARTMENT STORES — 5.1%
Dillard's, Inc. Class A (a)	53,867	3,561,147
Kohl's Corp.	68,792	3,416,211
Macy's, Inc. (a)	211,511	3,286,881
Security Description	Shares	Value
Nordstrom, Inc. (a)	104,174	$3,507,539
		13,771,778
DRUG RETAIL — 2.5%
Rite Aid Corp. (a) (b)	464,185	3,226,086
Walgreens Boots Alliance, Inc.	64,747	3,581,156
		6,807,242
FOOD RETAIL — 4.3%
Casey's General Stores, Inc.	21,203	3,417,075
Ingles Markets, Inc. Class A	12,882	500,595
Kroger Co.	138,212	3,563,105
Sprouts Farmers Market, Inc. (b)	180,540	3,491,644
Weis Markets, Inc.	19,901	759,024
		11,731,443
GENERAL MERCHANDISE STORES — 6.7%
Big Lots, Inc. (a)	159,353	3,904,148
Dollar General Corp.	22,978	3,652,123
Dollar Tree, Inc. (b)	32,123	3,667,162
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	56,887	3,335,854
Target Corp.	33,570	3,588,969
		18,148,256
HYPERMARKETS & SUPER CENTERS — 4.7%
BJ's Wholesale Club Holdings, Inc. (b)	132,117	3,417,867
Costco Wholesale Corp.	12,419	3,578,038
PriceSmart, Inc.	30,438	2,164,142
Walmart, Inc.	30,873	3,664,007
		12,824,054
INTERNET & DIRECT MARKETING RETAIL — 17.6%
1-800-Flowers.com, Inc. Class A (b)	101,590	1,503,024
Amazon.com, Inc. (b)	1,969	3,418,007
Booking Holdings, Inc. (b)	1,758	3,450,268
eBay, Inc.	89,800	3,500,404
Etsy, Inc. (b)	63,757	3,602,270
Expedia Group, Inc.	27,403	3,683,237
Groupon, Inc. (a) (b)	1,237,300	3,291,218
GrubHub, Inc. (a) (b)	54,599	3,069,010
Overstock.com, Inc. (b)	145,418	1,539,977
PetMed Express, Inc. (a)	175,502	3,162,546
Quotient Technology, Inc. (a) (b)	177,578	1,388,660
Qurate Retail, Inc. Class A (b)	314,967	3,248,885
Rubicon Project, Inc. (b)	139,757	1,217,283
Shutterstock, Inc. (b)	45,290	1,635,875
Stamps.com, Inc. (b)	48,254	3,592,510
Stitch Fix, Inc. Class A (a) (b)	175,390	3,376,258
Wayfair, Inc. Class A (a) (b)	27,317	3,062,782
		47,742,214

See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SPECIALTY STORES — 14.6%
Dick's Sporting Goods, Inc. (a)	92,955	$3,793,493
Five Below, Inc. (b)	27,163	3,425,254
Hibbett Sports, Inc. (a) (b)	195,222	4,470,584
MarineMax, Inc. (b)	59,764	925,147
Michaels Cos., Inc. (a) (b)	378,819	3,708,638
National Vision Holdings, Inc. (b)	118,281	2,847,024
Office Depot, Inc.	1,399,551	2,456,212
Sally Beauty Holdings, Inc. (a) (b)	248,475	3,699,793
Signet Jewelers, Ltd. (a)	221,054	3,704,865
Tiffany & Co. (a)	36,887	3,416,843
Tractor Supply Co.	37,335	3,376,577
Ulta Salon Cosmetics & Fragrance, Inc. (b)	15,981	4,005,638
		39,830,068
TOTAL COMMON STOCKS (Cost $310,444,132)		270,962,881
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	4,023,594	4,023,996
State Street Navigator Securities Lending Portfolio III (e) (f)	16,018,164	16,018,164
TOTAL SHORT-TERM INVESTMENTS (Cost $20,042,127)		20,042,160
TOTAL INVESTMENTS — 107.1% (Cost $330,486,259)		291,005,041
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(19,303,232)
NET ASSETS — 100.0%		$271,701,809

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$270,962,881	$—	$—	$270,962,881
Short-Term Investments	20,042,160	—	—	20,042,160
TOTAL INVESTMENTS	$291,005,041	$—	$—	$291,005,041
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$56,425,616	$52,401,653	$—	$33	4,023,594	$4,023,996	$5,213
State Street Institutional U.S. Government Money Market Fund, Class G Shares	658,052	658,052	849,546	1,507,598	—	—	—	—	1,231
State Street Navigator Securities Lending Portfolio III	11,554,461	11,554,461	55,027,655	50,563,952	—	—	16,018,164	16,018,164	249,267
Total		$12,212,513	$112,302,817	$104,473,203	$—	$33		$20,042,160	$255,711
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
SEMICONDUCTOR EQUIPMENT — 3.2%
Applied Materials, Inc.	216,136	$10,785,186
SEMICONDUCTORS — 96.6%
Advanced Micro Devices, Inc. (a) (b)	361,587	10,482,407
Analog Devices, Inc.	95,265	10,643,958
Broadcom, Inc.	38,217	10,550,567
CEVA, Inc. (a)	52,159	1,557,468
Cirrus Logic, Inc. (a)	199,693	10,699,551
Cree, Inc. (a)	213,788	10,475,612
Cypress Semiconductor Corp.	475,500	11,098,170
Diodes, Inc. (a)	246,978	9,916,167
First Solar, Inc. (a) (b)	174,264	10,109,055
Impinj, Inc. (a)	197,560	6,090,775
Inphi Corp. (a)	177,173	10,816,412
Intel Corp.	211,270	10,886,743
Lattice Semiconductor Corp. (a)	530,224	9,695,146
MACOM Technology Solutions Holdings, Inc. (a) (b)	352,518	7,577,374
Marvell Technology Group, Ltd. (b)	429,215	10,717,498
Maxim Integrated Products, Inc.	186,268	10,786,780
MaxLinear, Inc. (a) (b)	242,691	5,431,425
Microchip Technology, Inc. (b)	116,873	10,858,670
Micron Technology, Inc. (a)	219,725	9,415,216
Monolithic Power Systems, Inc.	68,655	10,684,778
NVIDIA Corp.	61,048	10,626,625
ON Semiconductor Corp. (a)	551,619	10,596,601
Power Integrations, Inc.	74,067	6,697,879
Qorvo, Inc. (a)	143,149	10,613,067
QUALCOMM, Inc.	141,547	10,797,205
Rambus, Inc. (a)	275,087	3,610,517
Semtech Corp. (a)	226,962	11,032,623
Silicon Laboratories, Inc. (a)	97,016	10,802,732
Skyworks Solutions, Inc.	135,128	10,708,894
SunPower Corp. (a) (b)	892,178	9,787,193
Security Description	Shares	Value
Synaptics, Inc. (a) (b)	256,177	$10,234,271
Texas Instruments, Inc.	85,666	11,071,474
Universal Display Corp.	61,455	10,318,294
Xilinx, Inc.	105,470	10,114,573
		325,505,720
TOTAL COMMON STOCKS (Cost $332,262,697)		336,290,906
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	612,245	612,306
State Street Navigator Securities Lending Portfolio III (e) (f)	13,920,145	13,920,145
TOTAL SHORT-TERM INVESTMENTS (Cost $14,532,451)		14,532,451
TOTAL INVESTMENTS — 104.1% (Cost $346,795,148)		350,823,357
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(13,854,697)
NET ASSETS — 100.0%		$336,968,660
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$336,290,906	$—	$—	$336,290,906
Short-Term Investments	14,532,451	—	—	14,532,451
TOTAL INVESTMENTS	$350,823,357	$—	$—	$350,823,357
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$10,388,719	$9,776,413	$—	$—	612,245	$612,306	$1,969
State Street Institutional U.S. Government Money Market Fund, Class G Shares	293,646	293,646	268,374	562,020	—	—	—	—	1,082
State Street Navigator Securities Lending Portfolio III	6,434,582	6,434,582	56,624,847	49,139,284	—	—	13,920,145	13,920,145	11,518
Total		$6,728,228	$67,281,940	$59,477,717	$—	$—		$14,532,451	$14,569
See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 49.9%
2U, Inc. (a) (b)	71,710	$1,167,439
8x8, Inc. (a) (b)	61,553	1,275,378
ACI Worldwide, Inc. (a)	42,025	1,316,433
Adobe, Inc. (a)	4,948	1,366,885
Alarm.com Holdings, Inc. (a)	27,655	1,289,829
Altair Engineering, Inc. Class A (a) (b)	40,791	1,412,184
Alteryx, Inc. Class A (a) (b)	12,281	1,319,348
Anaplan, Inc. (a)	29,773	1,399,331
ANSYS, Inc. (a)	6,492	1,437,069
Appfolio, Inc. Class A (a) (b)	14,152	1,346,421
Aspen Technology, Inc. (a)	11,240	1,383,419
Autodesk, Inc. (a)	8,974	1,325,460
Avalara, Inc. (a)	19,042	1,281,336
Avaya Holdings Corp. (a) (b)	121,260	1,240,490
Benefitfocus, Inc. (a) (b)	52,495	1,249,906
Blackbaud, Inc.	14,884	1,344,621
Blackline, Inc. (a) (b)	28,332	1,354,553
Bottomline Technologies DE, Inc. (a)	33,322	1,311,221
Box, Inc. Class A (a) (b)	76,958	1,274,424
Cadence Design Systems, Inc. (a)	21,017	1,388,803
CDK Global, Inc.	29,753	1,430,822
Ceridian HCM Holding, Inc. (a) (b)	26,600	1,313,242
Cision, Ltd. (a)	173,057	1,330,808
Citrix Systems, Inc.	14,358	1,385,834
Cloudera, Inc. (a) (b)	154,431	1,368,259
Cornerstone OnDemand, Inc. (a)	24,454	1,340,568
Coupa Software, Inc. (a)	10,458	1,355,043
Digimarc Corp. (a) (b)	30,908	1,208,194
Digital Turbine, Inc. (a)	206,837	1,333,064
DocuSign, Inc. (a) (b)	22,045	1,365,026
Dropbox, Inc. Class A (a)	68,670	1,385,074
Ebix, Inc. (b)	31,456	1,324,298
Elastic NV (a) (b)	14,693	1,209,822
Envestnet, Inc. (a) (b)	23,453	1,329,785
Everbridge, Inc. (a) (b)	20,226	1,248,146
Fair Isaac Corp. (a)	4,452	1,351,271
Five9, Inc. (a)	25,541	1,372,573
Guidewire Software, Inc. (a) (b)	13,009	1,370,888
HubSpot, Inc. (a)	8,394	1,272,614
Instructure, Inc. (a) (b)	34,990	1,355,513
Intuit, Inc.	5,194	1,381,292
j2 Global, Inc. (b)	15,083	1,369,838
LivePerson, Inc. (a) (b)	37,658	1,344,391
LogMeIn, Inc.	20,012	1,420,052
Manhattan Associates, Inc. (a)	17,011	1,372,277
MicroStrategy, Inc. Class A (a)	9,448	1,401,800
MobileIron, Inc. (a)	183,181	1,198,920
Model N, Inc. (a)	49,481	1,373,593
Monotype Imaging Holdings, Inc.	69,643	1,379,628
New Relic, Inc. (a)	23,584	1,449,237
Nuance Communications, Inc. (a)	78,762	1,284,608
Security Description	Shares	Value
Nutanix, Inc. Class A (a)	50,943	$1,337,254
Paycom Software, Inc. (a)	6,570	1,376,349
Paylocity Holding Corp. (a)	14,561	1,420,862
Pegasystems, Inc.	19,400	1,320,170
Pivotal Software, Inc. Class A (a)	92,514	1,380,309
Pluralsight, Inc. Class A (a) (b)	81,750	1,372,991
PROS Holdings, Inc. (a)	21,913	1,306,015
PTC, Inc. (a)	20,700	1,411,326
Q2 Holdings, Inc. (a)	17,232	1,359,088
QAD, Inc. Class A	21,278	982,618
RealPage, Inc. (a)	22,431	1,410,013
RingCentral, Inc. Class A (a)	10,833	1,361,275
salesforce.com, Inc. (a)	9,003	1,336,405
Smartsheet, Inc. Class A (a) (b)	34,328	1,236,838
Splunk, Inc. (a)	12,123	1,428,817
SPS Commerce, Inc. (a)	28,543	1,343,519
SS&C Technologies Holdings, Inc.	26,299	1,356,239
Synopsys, Inc. (a)	10,232	1,404,342
Trade Desk, Inc. Class A (a) (b)	6,640	1,245,332
Tyler Technologies, Inc. (a)	5,365	1,408,313
Upland Software, Inc. (a) (b)	38,782	1,351,941
Verint Systems, Inc. (a)	30,416	1,301,196
Workday, Inc. Class A (a)	8,221	1,397,241
Workiva, Inc. (a)	31,725	1,390,507
Yext, Inc. (a) (b)	78,716	1,250,797
Zendesk, Inc. (a)	18,751	1,366,573
Zix Corp. (a)	175,257	1,268,861
Zoom Video Communications, Inc. Class A (a) (b)	17,470	1,331,214
		105,567,435
DATA PROCESSING & OUTSOURCED SERVICES — 20.6%
Alliance Data Systems Corp.	10,303	1,320,123
Automatic Data Processing, Inc.	8,624	1,392,086
Black Knight, Inc. (a)	22,321	1,362,920
Broadridge Financial Solutions, Inc.	11,107	1,382,044
Cardtronics PLC Class A (a)	43,968	1,329,592
Cass Information Systems, Inc.	9,296	501,891
Conduent, Inc. (a)	195,116	1,213,622
CoreLogic, Inc. (a)	29,688	1,373,664
CSG Systems International, Inc.	26,045	1,346,006
Euronet Worldwide, Inc. (a)	9,585	1,402,285
EVERTEC, Inc.	41,466	1,294,569
Evo Payments, Inc. Class A (a) (b)	47,831	1,345,008
ExlService Holdings, Inc. (a)	20,451	1,369,399
Fidelity National Information Services, Inc.	10,527	1,397,565
Fiserv, Inc. (a)	13,427	1,390,903
FleetCor Technologies, Inc. (a)	4,715	1,352,168
Genpact, Ltd.	35,059	1,358,536
Global Payments, Inc.	8,224	1,307,616
GreenSky, Inc. Class A (a) (b)	185,649	1,270,767
Jack Henry & Associates, Inc.	9,486	1,384,671
Mastercard, Inc. Class A	4,985	1,353,776
MAXIMUS, Inc.	16,919	1,307,162

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
NIC, Inc.	63,421	$1,309,644
Paychex, Inc.	16,879	1,397,075
PayPal Holdings, Inc. (a)	12,873	1,333,514
Sabre Corp.	58,569	1,311,653
Square, Inc. Class A (a) (b)	23,633	1,464,064
Sykes Enterprises, Inc. (a)	43,872	1,344,238
TTEC Holdings, Inc.	29,131	1,394,792
Verra Mobility Corp. (a) (b)	92,763	1,331,149
Visa, Inc. Class A	7,772	1,336,862
Western Union Co. (b)	58,970	1,366,335
WEX, Inc. (a)	6,703	1,354,475
		43,700,174
INTERACTIVE HOME ENTERTAINMENT — 3.7%
Activision Blizzard, Inc.	24,619	1,302,838
Electronic Arts, Inc. (a)	13,987	1,368,208
Glu Mobile, Inc. (a) (b)	249,100	1,243,009
Rosetta Stone, Inc. (a)	71,115	1,237,401
Take-Two Interactive Software, Inc. (a)	11,010	1,379,993
Zynga, Inc. Class A (a)	232,691	1,354,262
		7,885,711
IT CONSULTING & OTHER SERVICES — 11.4%
Accenture PLC Class A	7,079	1,361,646
Booz Allen Hamilton Holding Corp.	19,828	1,408,185
CACI International, Inc. Class A (a)	6,378	1,474,976
Cognizant Technology Solutions Corp. Class A	21,415	1,290,575
DXC Technology Co.	42,125	1,242,687
EPAM Systems, Inc. (a)	7,699	1,403,682
Gartner, Inc. (a)	10,049	1,436,907
International Business Machines Corp.	9,589	1,394,432
KBR, Inc.	53,433	1,311,246
Leidos Holdings, Inc.	16,050	1,378,374
LiveRamp Holdings, Inc. (a) (b)	30,102	1,293,182
ManTech International Corp. Class A	19,773	1,411,990
Perficient, Inc. (a)	36,348	1,402,306
Perspecta, Inc.	52,276	1,365,449
Presidio, Inc.	69,468	1,174,009
Science Applications International Corp.	16,351	1,428,260
Unisys Corp. (a) (b)	158,519	1,177,796
Virtusa Corp. (a)	34,761	1,252,091
		24,207,793
SYSTEMS SOFTWARE — 14.3%
A10 Networks, Inc. (a)	140,909	977,908
Appian Corp. (a) (b)	29,000	1,377,500
Carbon Black, Inc. (a) (b)	52,943	1,375,989
CommVault Systems, Inc. (a)	29,973	1,340,093
Security Description	Shares	Value
FireEye, Inc. (a) (b)	98,890	$1,319,193
ForeScout Technologies, Inc. (a) (b)	37,759	1,431,821
Fortinet, Inc. (a)	17,635	1,353,663
Microsoft Corp.	10,032	1,394,749
OneSpan, Inc. (a)	70,813	1,026,788
Oracle Corp.	25,628	1,410,309
Palo Alto Networks, Inc. (a)	6,612	1,347,724
Progress Software Corp.	34,770	1,323,346
Proofpoint, Inc. (a)	10,956	1,413,872
Qualys, Inc. (a)	17,236	1,302,524
Rapid7, Inc. (a)	27,735	1,258,892
SailPoint Technologies Holding, Inc. (a) (b)	64,793	1,210,981
ServiceNow, Inc. (a)	5,468	1,388,052
Symantec Corp.	56,319	1,330,818
Teradata Corp. (a)	42,051	1,303,581
TiVo Corp.	163,601	1,245,822
Varonis Systems, Inc. (a)	22,416	1,340,028
VMware, Inc. Class A	9,117	1,368,097
Zscaler, Inc. (a) (b)	29,013	1,371,154
		30,212,904
TOTAL COMMON STOCKS (Cost $220,280,125)		211,574,017
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	172,920	172,920
State Street Navigator Securities Lending Portfolio III (e) (f)	8,725,548	8,725,548
TOTAL SHORT-TERM INVESTMENTS (Cost $8,898,485)		8,898,468
TOTAL INVESTMENTS — 104.1% (Cost $229,178,610)		220,472,485
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(8,658,920)
NET ASSETS — 100.0%		$211,813,565
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$211,574,017	$—	$—	$211,574,017
Short-Term Investments	8,898,468	—	—	8,898,468
TOTAL INVESTMENTS	$220,472,485	$—	$—	$220,472,485
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$4,282,291	$4,109,310	$(44)	$(17)	172,920	$172,920	$1,458
State Street Institutional U.S. Government Money Market Fund, Class G Shares	168,220	168,220	433,655	601,875	—	—	—	—	621
State Street Navigator Securities Lending Portfolio III	1,553,958	1,553,958	19,624,028	12,452,438	—	—	8,725,548	8,725,548	18,917
Total		$1,722,178	$24,339,974	$17,163,623	$(44)	$(17)		$8,898,468	$20,996
See accompanying notes to schedule of investments.

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRONIC COMPONENTS — 27.5%
Amphenol Corp. Class A	1,264	$121,976
AVX Corp.	1,724	26,205
Belden, Inc.	2,235	119,215
Corning, Inc.	3,968	113,167
Dolby Laboratories, Inc. Class A	1,853	119,778
II-VI, Inc. (a) (b)	2,918	102,743
Knowles Corp. (a)	4,599	93,543
Littelfuse, Inc.	654	115,961
Rogers Corp. (a)	823	112,512
Vishay Intertechnology, Inc.	6,590	111,569
		1,036,669
ELECTRONIC EQUIPMENT & INSTRUMENTS — 37.6%
Badger Meter, Inc.	1,064	57,137
Cognex Corp.	2,371	116,487
Coherent, Inc. (a) (b)	722	110,986
FARO Technologies, Inc. (a)	580	28,043
Fitbit, Inc. Class A (a) (b)	31,915	121,596
FLIR Systems, Inc.	2,269	119,327
Itron, Inc. (a)	1,603	118,558
Keysight Technologies, Inc. (a)	1,202	116,895
MTS Systems Corp.	972	53,703
National Instruments Corp.	2,708	113,709
Novanta, Inc. (a)	1,169	95,530
OSI Systems, Inc. (a)	1,143	116,083
Trimble, Inc. (a)	2,990	116,042
Vishay Precision Group, Inc. (a)	426	13,947
Zebra Technologies Corp. Class A (a)	583	120,314
		1,418,357
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 34.7%
3D Systems Corp. (a) (b)	10,186	83,016
Apple, Inc.	547	122,512
Dell Technologies, Inc. Class C (a)	2,237	116,011
Diebold Nixdorf, Inc. (a)	6,233	69,810
Hewlett Packard Enterprise Co.	7,812	118,508
Security Description	Shares	Value
HP, Inc.	6,273	$118,685
NCR Corp. (a) (b)	3,608	113,868
NetApp, Inc.	2,116	111,111
Pure Storage, Inc. Class A (a)	6,754	114,413
Seagate Technology PLC	2,131	114,626
Western Digital Corp.	1,853	110,513
Xerox Holdings Corp.	3,883	116,141
		1,309,214
TOTAL COMMON STOCKS (Cost $3,998,043)		3,764,240
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	235,285	235,308
State Street Navigator Securities Lending Portfolio III (e) (f)	31,501	31,501
TOTAL SHORT-TERM INVESTMENTS (Cost $266,809)		266,809
TOTAL INVESTMENTS — 106.9% (Cost $4,264,852)		4,031,049
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(258,580)
NET ASSETS — 100.0%		$3,772,469
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,764,240	$—	$—	$3,764,240
Short-Term Investments	266,809	—	—	266,809
TOTAL INVESTMENTS	$4,031,049	$—	$—	$4,031,049
See accompanying notes to schedule of investments.

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$246,887	$11,579	$—	$—	235,285	$235,308	$11
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,763	6,763	112,946	119,709	—	—	—	—	22
State Street Navigator Securities Lending Portfolio III	35,100	35,100	289,613	293,212	—	—	31,501	31,501	36
Total		$41,863	$649,446	$424,500	$—	$—		$266,809	$69
See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 22.2%
Anterix, Inc. (a)	12,710	$460,102
Bandwidth, Inc. Class A (a) (b)	24,698	1,608,087
CenturyLink, Inc. (b)	133,253	1,662,998
Cogent Communications Holdings, Inc.	26,600	1,465,660
GCI Liberty, Inc. Class A (a)	26,817	1,664,531
Iridium Communications, Inc. (a) (b)	64,769	1,378,284
ORBCOMM, Inc. (a)	94,684	450,696
Vonage Holdings Corp. (a)	133,772	1,511,624
Zayo Group Holdings, Inc. (a)	50,857	1,724,052
		11,926,034
COMMUNICATIONS EQUIPMENT — 56.8%
Acacia Communications, Inc. (a)	26,738	1,748,665
ADTRAN, Inc.	35,780	405,924
Arista Networks, Inc. (a)	7,052	1,684,864
CalAmp Corp. (a)	30,912	356,106
Ciena Corp. (a)	43,104	1,690,970
Cisco Systems, Inc.	34,359	1,697,678
CommScope Holding Co., Inc. (a) (b)	142,064	1,670,673
Comtech Telecommunications Corp.	12,081	392,633
EchoStar Corp. Class A (a)	43,795	1,735,158
Extreme Networks, Inc. (a)	94,662	688,666
F5 Networks, Inc. (a)	12,293	1,726,183
Harmonic, Inc. (a)	70,199	461,909
Infinera Corp. (a) (b)	172,322	939,155
InterDigital, Inc.	31,163	1,635,123
Juniper Networks, Inc.	70,827	1,752,968
Lumentum Holdings, Inc. (a) (b)	29,135	1,560,471
Motorola Solutions, Inc.	10,291	1,753,689
NETGEAR, Inc. (a)	20,799	670,144
NetScout Systems, Inc. (a)	48,517	1,118,802
Plantronics, Inc. (b)	48,097	1,794,980
Ubiquiti, Inc. (b)	14,740	1,743,152
ViaSat, Inc. (a)	21,767	1,639,490
Viavi Solutions, Inc. (a)	115,990	1,624,440
		30,491,843
ELECTRONIC COMPONENTS — 0.1%
II-VI, Inc. (a)	688	24,229
Security Description	Shares	Value
INTEGRATED TELECOMMUNICATION SERVICES — 7.1%
AT&T, Inc.	45,343	$1,715,779
ATN International, Inc.	6,290	367,147
Verizon Communications, Inc.	28,669	1,730,461
		3,813,387
WIRELESS TELECOMMUNICATION SERVICES — 13.7%
Boingo Wireless, Inc. (a)	81,220	901,542
Shenandoah Telecommunications Co.	17,641	560,455
Sprint Corp. (a)	251,679	1,552,859
Telephone & Data Systems, Inc.	63,997	1,651,123
T-Mobile US, Inc. (a)	21,649	1,705,292
United States Cellular Corp. (a)	26,595	999,440
		7,370,711
TOTAL COMMON STOCKS (Cost $60,886,177)		53,626,204
SHORT-TERM INVESTMENT — 1.0%
State Street Navigator Securities Lending Portfolio III (c) (d) (Cost $529,367)	529,367	529,367
TOTAL INVESTMENTS — 100.9% (Cost $61,415,544)		54,155,571
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(475,670)
NET ASSETS — 100.0%		$53,679,901
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$53,626,204	$—	$—	$53,626,204
Short-Term Investment	529,367	—	—	529,367
TOTAL INVESTMENTS	$54,155,571	$—	$—	$54,155,571
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	62,647	$62,647	$194,748	$257,395	$—	$—	—	$—	$228
State Street Navigator Securities Lending Portfolio III	1,471,588	1,471,588	7,912,556	8,854,777	—	—	529,367	529,367	738
Total		$1,534,235	$8,107,304	$9,112,172	$—	$—		$529,367	$966
See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 19.9%
Air Transport Services Group, Inc. (a)	60,344	$1,268,431
Atlas Air Worldwide Holdings, Inc. (a)	95,652	2,413,300
C.H. Robinson Worldwide, Inc.	37,317	3,163,735
Echo Global Logistics, Inc. (a)	43,217	978,865
Expeditors International of Washington, Inc.	42,639	3,167,651
FedEx Corp.	18,606	2,708,475
Forward Air Corp.	31,932	2,034,707
Hub Group, Inc. Class A (a)	54,935	2,554,478
United Parcel Service, Inc. Class B	26,482	3,173,073
XPO Logistics, Inc. (a) (b)	43,435	3,108,643
		24,571,358
AIRLINES — 24.7%
Alaska Air Group, Inc.	49,248	3,196,688
Allegiant Travel Co.	21,563	3,227,118
American Airlines Group, Inc.	108,373	2,922,820
Delta Air Lines, Inc.	54,129	3,117,830
Hawaiian Holdings, Inc.	114,460	3,005,720
JetBlue Airways Corp. (a)	186,768	3,128,364
SkyWest, Inc.	44,514	2,555,104
Southwest Airlines Co.	58,163	3,141,384
Spirit Airlines, Inc. (a)	83,728	3,039,326
United Airlines Holdings, Inc. (a)	35,523	3,140,588
		30,474,942
AIRPORT SERVICES — 2.7%
Macquarie Infrastructure Corp.	84,500	3,335,215
MARINE — 3.4%
Kirby Corp. (a)	39,129	3,214,839
Matson, Inc.	26,951	1,010,932
		4,225,771
RAILROADS — 12.9%
CSX Corp.	44,756	3,100,248
Genesee & Wyoming, Inc. Class A (a)	29,351	3,243,579
Kansas City Southern	24,400	3,245,444
Norfolk Southern Corp.	17,837	3,204,595
Union Pacific Corp.	18,975	3,073,571
		15,867,437
TRUCKING — 36.1%
AMERCO	8,545	3,332,892
ArcBest Corp.	49,591	1,510,046
Security Description	Shares	Value
Avis Budget Group, Inc. (a)	112,450	$3,177,837
Heartland Express, Inc.	70,461	1,515,616
Hertz Global Holdings, Inc. (a)	216,501	2,996,374
JB Hunt Transport Services, Inc.	28,278	3,128,961
Knight-Swift Transportation Holdings, Inc. (b)	89,652	3,254,368
Landstar System, Inc.	28,695	3,230,483
Lyft, Inc. Class A (a) (b)	70,450	2,877,178
Marten Transport, Ltd.	30,291	629,447
Old Dominion Freight Line, Inc.	18,713	3,180,649
Ryder System, Inc.	60,930	3,154,346
Saia, Inc. (a)	33,959	3,181,958
Schneider National, Inc. Class B	144,418	3,136,759
Uber Technologies, Inc. (a) (b)	97,682	2,976,370
Werner Enterprises, Inc.	91,975	3,246,717
		44,530,001
TOTAL COMMON STOCKS (Cost $136,409,639)		123,004,724
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	346,334	346,369
State Street Navigator Securities Lending Portfolio III (e) (f)	1,971,047	1,971,047
TOTAL SHORT-TERM INVESTMENTS (Cost $2,317,413)		2,317,416
TOTAL INVESTMENTS — 101.6% (Cost $138,727,052)		125,322,140
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(1,974,191)
NET ASSETS — 100.0%		$123,347,949
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$123,004,724	$—	$—	$123,004,724
Short-Term Investments	2,317,416	—	—	2,317,416
TOTAL INVESTMENTS	$125,322,140	$—	$—	$125,322,140
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$703,070	$356,703	$(1)	$3	346,334	$346,369	$739
State Street Institutional U.S. Government Money Market Fund, Class G Shares	145,241	145,241	2,039,264	2,184,505	—	—	—	—	679
State Street Navigator Securities Lending Portfolio III	2,332,056	2,332,056	2,147,409	2,508,418	—	—	1,971,047	1,971,047	2,600
Total		$2,477,297	$4,889,743	$5,049,626	$(1)	$3		$2,317,416	$4,018
See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.9%
Hexcel Corp.	4,859	$399,070
Northrop Grumman Corp.	9,747	3,653,078
Raytheon Co.	16,017	3,142,375
Teledyne Technologies, Inc. (a)	2,062	663,943
		7,858,466
AIRLINES — 0.8%
Alaska Air Group, Inc.	7,087	460,017
Southwest Airlines Co.	31,088	1,679,063
		2,139,080
BANKS — 8.4%
Bank of Hawaii Corp.	4,256	365,718
BankUnited, Inc.	10,364	348,438
Comerica, Inc.	13,256	874,763
East West Bancorp, Inc.	13,002	575,858
Prosperity Bancshares, Inc. (b)	7,082	500,202
SVB Financial Group (a)	3,888	812,398
US Bancorp	118,238	6,543,291
Wells Fargo & Co.	255,752	12,900,131
		22,920,799
BEVERAGES — 5.1%
Coca-Cola Co.	131,566	7,162,453
Monster Beverage Corp. (a)	16,492	957,525
PepsiCo, Inc.	43,138	5,914,220
		14,034,198
BIOTECHNOLOGY — 4.6%
Alexion Pharmaceuticals, Inc. (a)	17,206	1,685,156
Alkermes PLC (a)	12,058	235,252
Biogen, Inc. (a)	14,901	3,469,251
Gilead Sciences, Inc.	98,075	6,215,993
Ionis Pharmaceuticals, Inc. (a)	10,743	643,613
Sarepta Therapeutics, Inc. (a) (b)	5,743	432,563
		12,681,828
CAPITAL MARKETS — 1.0%
Franklin Resources, Inc.	37,835	1,091,918
Legg Mason, Inc.	6,031	230,324
Northern Trust Corp.	15,625	1,458,125
		2,780,367
CHEMICALS — 2.2%
Celanese Corp.	5,387	658,776
Corteva, Inc.	31,853	891,884
Dow, Inc.	32,357	1,541,811
DuPont de Nemours, Inc.	32,678	2,330,268
Mosaic Co.	16,446	337,143
Valvoline, Inc.	8,014	176,549
WR Grace & Co.	2,829	188,864
		6,125,295
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Rollins, Inc. (b)	18,749	638,778
Security Description	Shares	Value
Waste Management, Inc.	24,313	$2,795,995
		3,434,773
COMMUNICATIONS EQUIPMENT — 0.1%
CommScope Holding Co., Inc. (a)	18,370	216,031
CONSTRUCTION & ENGINEERING — 0.0% (c)
Arcosa, Inc.	2,729	93,359
CONSUMER FINANCE — 1.0%
Discover Financial Services	23,061	1,870,017
Navient Corp.	17,349	222,067
Santander Consumer USA Holdings, Inc.	25,338	646,372
		2,738,456
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	2,738	324,316
Ball Corp.	14,248	1,037,397
Graphic Packaging Holding Co.	12,627	186,248
		1,547,961
DIVERSIFIED CONSUMER SERVICES — 0.2%
Bright Horizons Family Solutions, Inc. (a)	3,132	477,630
Graham Holdings Co. Class B	228	151,267
		628,897
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
CenturyLink, Inc.	51,474	642,396
Zayo Group Holdings, Inc. (a)	11,119	376,934
		1,019,330
ELECTRIC UTILITIES — 0.9%
Alliant Energy Corp.	12,945	698,124
Edison International	17,807	1,343,004
Hawaiian Electric Industries, Inc.	5,940	270,923
		2,312,051
ELECTRICAL EQUIPMENT — 0.3%
GrafTech International, Ltd. (b)	16,683	213,542
Hubbell, Inc.	3,111	408,786
nVent Electric PLC	9,995	220,290
		842,618
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	13,854	1,707,367
ENERGY EQUIPMENT & SERVICES — 0.1%
Apergy Corp. (a)	4,903	132,626
RPC, Inc. (b)	13,571	76,134
		208,760
ENTERTAINMENT — 6.0%
Netflix, Inc. (a)	20,701	5,540,002
Viacom, Inc. Class A (b)	2,356	61,869
Viacom, Inc. Class B	17,807	427,902

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Walt Disney Co.	80,441	$10,483,071
		16,512,844
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Alexandria Real Estate Equities, Inc. REIT	7,541	1,161,616
American Campus Communities, Inc. REIT	8,987	432,095
American Homes 4 Rent Class A REIT	19,729	510,784
Apartment Investment & Management Co. Class A REIT	9,835	512,797
Brandywine Realty Trust REIT	11,689	177,088
Brixmor Property Group, Inc. REIT	19,714	399,997
Camden Property Trust REIT	6,394	709,798
Columbia Property Trust, Inc. REIT	7,732	163,532
Equity LifeStyle Properties, Inc. REIT	5,964	796,790
Healthcare Trust of America, Inc. Class A REIT	13,523	397,306
Host Hotels & Resorts, Inc. REIT	49,008	847,348
JBG SMITH Properties REIT	8,869	347,753
National Retail Properties, Inc. REIT	10,899	614,704
Realty Income Corp. REIT	20,916	1,603,839
Service Properties Trust REIT	10,859	280,054
STORE Capital Corp. REIT	14,990	560,776
Sun Communities, Inc. REIT	6,034	895,747
Taubman Centers, Inc. REIT	4,057	165,647
		10,577,671
FOOD & STAPLES RETAILING — 0.4%
Kroger Co.	24,295	626,325
Sprouts Farmers Market, Inc. (a)	3,584	69,315
US Foods Holding Corp. (a)	6,695	275,164
		970,804
FOOD PRODUCTS — 1.2%
General Mills, Inc.	18,204	1,003,404
J.M. Smucker Co.	3,437	378,139
Kellogg Co.	10,370	667,309
Lamb Weston Holdings, Inc.	4,480	325,786
McCormick & Co., Inc.	3,704	578,935
Post Holdings, Inc. (a)	2,265	239,728
		3,193,301
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
IDEXX Laboratories, Inc. (a)	6,587	1,791,203
Penumbra, Inc. (a) (b)	2,642	355,323
		2,146,526
HEALTH CARE PROVIDERS & SERVICES — 0.7%
McKesson Corp.	14,350	1,961,071
HOTELS, RESTAURANTS & LEISURE — 2.8%
Aramark	13,099	570,854
Choice Hotels International, Inc.	2,920	259,763
Hyatt Hotels Corp. Class A	2,074	152,792
Starbucks Corp.	64,643	5,715,734
Security Description	Shares	Value
Yum China Holdings, Inc.	20,125	$914,279
		7,613,422
HOUSEHOLD PRODUCTS — 0.8%
Clorox Co.	3,905	593,052
Energizer Holdings, Inc. (b)	2,148	93,610
Kimberly-Clark Corp.	10,460	1,485,843
		2,172,505
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Vistra Energy Corp.	26,394	705,512
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	33,368	5,485,699
INSURANCE — 2.3%
Brighthouse Financial, Inc. (a)	8,350	337,925
Hartford Financial Services Group, Inc.	26,568	1,610,286
MetLife, Inc.	69,284	3,267,433
Principal Financial Group, Inc.	20,000	1,142,800
		6,358,444
INTERACTIVE MEDIA & SERVICES — 0.3%
IAC/InterActiveCorp (a)	3,686	803,437
IT SERVICES — 12.7%
Alliance Data Systems Corp.	4,948	633,987
Amdocs, Ltd.	13,110	866,702
Booz Allen Hamilton Holding Corp.	13,286	943,572
GoDaddy, Inc. Class A (a)	16,683	1,100,744
Okta, Inc. (a)	9,845	969,339
Paychex, Inc.	34,038	2,817,325
PayPal Holdings, Inc. (a)	111,734	11,574,525
Switch, Inc. Class A (b)	7,349	114,792
Twilio, Inc. Class A (a) (b)	11,117	1,222,425
Visa, Inc. Class A	78,928	13,576,405
Western Union Co.	41,045	951,013
		34,770,829
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a) (b)	18,377	209,314
MACHINERY — 1.4%
Illinois Tool Works, Inc.	18,954	2,966,111
Pentair PLC	9,879	373,426
Toro Co.	6,062	444,345
		3,783,882
MEDIA — 2.1%
CBS Corp. Class B	16,603	670,263
Charter Communications, Inc. Class A (a)	10,658	4,392,375
Discovery, Inc. Class A (a) (b)	7,466	198,819
Discovery, Inc. Class C (a)	17,051	419,796
		5,681,253
METALS & MINING — 0.1%
Alcoa Corp. (a)	7,943	159,416

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
Annaly Capital Management, Inc. REIT	101,422	$892,513
Two Harbors Investment Corp. REIT	19,037	249,956
		1,142,469
MULTI-UTILITIES — 2.1%
Consolidated Edison, Inc.	18,162	1,715,764
Public Service Enterprise Group, Inc.	27,922	1,733,398
Sempra Energy	15,039	2,219,907
		5,669,069
MULTILINE RETAIL — 0.2%
Macy's, Inc. (b)	17,052	264,988
Nordstrom, Inc. (b)	8,236	277,306
		542,294
OIL, GAS & CONSUMABLE FUELS — 4.5%
CNX Resources Corp. (a)	12,344	89,617
Marathon Petroleum Corp.	42,073	2,555,935
Noble Energy, Inc.	30,250	679,415
Occidental Petroleum Corp.	47,685	2,120,552
Parsley Energy, Inc. Class A	17,779	298,687
Phillips 66	28,999	2,969,498
Pioneer Natural Resources Co.	10,652	1,339,702
Valero Energy Corp.	26,483	2,257,411
		12,310,817
PAPER & FOREST PRODUCTS — 0.0% (c)
Domtar Corp.	2,738	98,048
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. Class A	6,660	1,325,007
PHARMACEUTICALS — 6.5%
Jazz Pharmaceuticals PLC (a)	4,324	554,077
Johnson & Johnson	98,427	12,734,485
Zoetis, Inc.	36,681	4,570,086
		17,858,648
PROFESSIONAL SERVICES — 0.4%
ManpowerGroup, Inc.	3,467	292,060
Nielsen Holdings PLC	20,312	431,630
Robert Half International, Inc.	6,747	375,538
		1,099,228
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Realogy Holdings Corp. (b)	7,541	50,374
ROAD & RAIL — 0.3%
Kansas City Southern	5,780	768,798
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
MKS Instruments, Inc.	5,185	478,472
Texas Instruments, Inc.	89,385	11,552,117
Universal Display Corp.	4,498	755,214
		12,785,803
Security Description	Shares	Value
SOFTWARE — 3.0%
FireEye, Inc. (a) (b)	20,266	$270,348
Intuit, Inc.	24,617	6,546,645
Manhattan Associates, Inc. (a)	6,122	493,862
Pluralsight, Inc. Class A (a) (b)	9,051	152,012
Zendesk, Inc. (a)	10,351	754,381
		8,217,248
SPECIALTY RETAIL — 7.0%
Gap, Inc.	20,143	349,682
Home Depot, Inc.	58,977	13,683,843
L Brands, Inc.	14,757	289,090
Michaels Cos., Inc. (a) (b)	8,386	82,099
TJX Cos., Inc.	65,067	3,626,835
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,114	780,524
Urban Outfitters, Inc. (a) (b)	5,187	145,703
Williams-Sonoma, Inc. (b)	4,167	283,273
		19,241,049
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings, Ltd. (a)	8,025	266,109
Lululemon Athletica, Inc. (a)	6,526	1,256,451
PVH Corp.	4,057	357,949
Ralph Lauren Corp.	2,781	265,502
Tapestry, Inc.	15,441	402,238
		2,548,249
THRIFTS & MORTGAGE FINANCE — 0.1%
TFS Financial Corp. (b)	21,174	381,556
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Air Lease Corp.	6,315	264,093
HD Supply Holdings, Inc. (a)	9,810	384,307
W.W. Grainger, Inc.	3,185	946,423
Watsco, Inc.	1,883	318,566
WESCO International, Inc. (a)	2,563	122,434
		2,035,823
WATER UTILITIES — 0.2%
Aqua America, Inc.	11,842	530,877
TOTAL COMMON STOCKS (Cost $268,504,073)		273,000,923
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	390,367	390,406

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (f) (g)	1,358,261	$1,358,261
TOTAL SHORT-TERM INVESTMENTS (Cost $1,748,659)		1,748,667
TOTAL INVESTMENTS — 100.5% (Cost $270,252,732)		274,749,590
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,378,983)
NET ASSETS — 100.0%		$273,370,607
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$273,000,923	$—	$—	$273,000,923
Short-Term Investments	1,748,667	—	—	1,748,667
TOTAL INVESTMENTS	$274,749,590	$—	$—	$274,749,590
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$3,445,940	$3,055,540	$(2)	$8	390,367	$390,406	$776
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,173,067	1,173,067	532,536	1,705,603	—	—	—	—	1,491
State Street Navigator Securities Lending Portfolio III	699,732	699,732	3,761,856	3,103,327	—	—	1,358,261	1,358,261	745
Total		$1,872,799	$7,740,332	$7,864,470	$(2)	$8		$1,748,667	$3,012
See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
Lockheed Martin Corp.	17,640	$6,880,658
Northrop Grumman Corp.	19,357	7,254,810
		14,135,468
BANKS — 1.7%
Commerce Bancshares, Inc. (a)	62,481	3,789,473
US Bancorp	201,874	11,171,707
		14,961,180
BEVERAGES — 2.3%
Coca-Cola Co.	193,447	10,531,255
PepsiCo, Inc.	73,894	10,130,867
		20,662,122
CAPITAL MARKETS — 4.4%
CME Group, Inc.	70,356	14,869,037
FactSet Research Systems, Inc. (a)	20,379	4,951,486
Intercontinental Exchange, Inc.	134,409	12,401,918
Nasdaq, Inc.	68,617	6,817,099
		39,039,540
CHEMICALS — 2.9%
Air Products & Chemicals, Inc.	41,454	9,196,984
Ecolab, Inc.	44,751	8,862,488
Linde PLC	39,659	7,682,742
		25,742,214
COMMERCIAL SERVICES & SUPPLIES — 4.5%
Cintas Corp.	27,600	7,399,560
IAA, Inc. (b)	76,410	3,188,589
KAR Auction Services, Inc. (a)	76,410	1,875,866
Republic Services, Inc.	189,740	16,421,997
Waste Management, Inc.	93,397	10,740,655
		39,626,667
COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.	83,078	4,104,884
CONTAINERS & PACKAGING — 1.6%
Amcor PLC	1	10
AptarGroup, Inc.	37,087	4,392,955
Ball Corp.	88,131	6,416,818
Sonoco Products Co.	57,960	3,373,852
		14,183,635
DIVERSIFIED CONSUMER SERVICES — 1.2%
Bright Horizons Family Solutions, Inc. (b)	34,449	5,253,473
Service Corp. International	104,394	4,991,077
		10,244,550
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (b)	75,944	15,797,871
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	181,656	6,873,863
Security Description	Shares	Value
ELECTRIC UTILITIES — 2.5%
Duke Energy Corp.	80,478	$7,714,621
NextEra Energy, Inc.	38,428	8,953,340
OGE Energy Corp.	117,269	5,321,667
		21,989,628
ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co.	73,259	4,898,097
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	87,063	8,401,579
CDW Corp.	44,928	5,536,927
		13,938,506
ENTERTAINMENT — 0.8%
Walt Disney Co.	54,949	7,160,954
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.2%
AvalonBay Communities, Inc. REIT	49,850	10,734,200
Camden Property Trust REIT	56,562	6,278,948
Crown Castle International Corp. REIT	92,464	12,853,421
Douglas Emmett, Inc. REIT	94,150	4,032,445
Equity Commonwealth REIT	70,933	2,429,455
Equity LifeStyle Properties, Inc. REIT	50,494	6,745,998
Essex Property Trust, Inc. REIT	35,387	11,559,164
PS Business Parks, Inc. REIT	11,713	2,131,180
Sun Communities, Inc. REIT	49,425	7,337,141
WP Carey, Inc. REIT	97,204	8,699,758
		72,801,710
FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	25,536	7,357,177
Sysco Corp.	122,663	9,739,442
		17,096,619
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Danaher Corp.	50,245	7,256,885
Medtronic PLC	55,012	5,975,403
Stryker Corp.	30,709	6,642,357
		19,874,645
HOTELS, RESTAURANTS & LEISURE — 2.7%
McDonald's Corp.	47,588	10,217,619
Starbucks Corp.	84,937	7,510,130
Yum! Brands, Inc.	54,038	6,129,530
		23,857,279
HOUSEHOLD PRODUCTS — 2.0%
Colgate-Palmolive Co.	100,440	7,383,344
Procter & Gamble Co.	80,716	10,039,456
		17,422,800
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	29,132	4,789,301
Honeywell International, Inc.	50,089	8,475,059
Roper Technologies, Inc.	15,612	5,567,239
		18,831,599

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
INSURANCE — 22.3%
Aflac, Inc.	270,340	$14,144,189
Alleghany Corp. (b)	8,312	6,630,981
Allstate Corp.	117,176	12,734,688
American Financial Group, Inc.	43,095	4,647,796
American National Insurance Co.	11,819	1,462,365
Aon PLC	64,563	12,497,460
Arch Capital Group, Ltd. (b)	228,026	9,572,531
Arthur J Gallagher & Co.	106,395	9,529,800
Axis Capital Holdings, Ltd.	46,871	3,127,233
Brown & Brown, Inc.	136,116	4,908,343
Chubb, Ltd.	99,572	16,074,904
Cincinnati Financial Corp.	90,521	10,561,085
CNA Financial Corp.	160,753	7,917,085
Erie Indemnity Co. Class A (a)	14,856	2,758,016
Everest Re Group, Ltd.	23,623	6,285,844
Globe Life, Inc.	64,091	6,137,354
Hartford Financial Services Group, Inc.	208,743	12,651,913
Loews Corp.	160,550	8,265,114
Markel Corp. (b)	7,823	9,246,004
Marsh & McLennan Cos., Inc.	147,803	14,787,690
Reinsurance Group of America, Inc.	36,844	5,890,619
RenaissanceRe Holdings, Ltd.	24,330	4,706,639
Willis Towers Watson PLC	34,167	6,593,206
WR Berkley Corp.	85,884	6,203,401
		197,334,260
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (b)	3,808	4,650,101
IT SERVICES — 8.2%
Accenture PLC Class A	35,394	6,808,036
Amdocs, Ltd.	81,933	5,416,591
Automatic Data Processing, Inc.	35,172	5,677,464
Broadridge Financial Solutions, Inc.	47,988	5,971,147
Fidelity National Information Services, Inc.	61,715	8,193,283
Fiserv, Inc. (b)	96,583	10,005,033
GoDaddy, Inc. Class A (b)	60,689	4,004,260
InterXion Holding NV (b)	41,745	3,400,548
Jack Henry & Associates, Inc.	42,522	6,206,936
Paychex, Inc.	72,019	5,961,013
Visa, Inc. Class A	63,486	10,920,227
		72,564,538
MACHINERY — 1.7%
Graco, Inc.	97,686	4,497,463
Illinois Tool Works, Inc.	37,840	5,921,582
Toro Co.	61,351	4,497,028
		14,916,073
MEDIA — 1.6%
Cable One, Inc.	2,581	3,238,381
Comcast Corp. Class A	109,394	4,931,482
Omnicom Group, Inc. (a)	75,638	5,922,455
		14,092,318
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.3%
AGNC Investment Corp. REIT	314,276	$5,056,701
Annaly Capital Management, Inc. REIT	830,816	7,311,181
Blackstone Mortgage Trust, Inc. Class A REIT (a)	68,677	2,462,070
Chimera Investment Corp. REIT (a)	108,712	2,126,407
Starwood Property Trust, Inc. REIT	159,686	3,867,595
		20,823,954
MULTI-UTILITIES — 2.8%
Dominion Energy, Inc.	105,739	8,569,089
DTE Energy Co.	58,492	7,777,096
Sempra Energy	58,212	8,592,673
		24,938,858
OIL, GAS & CONSUMABLE FUELS — 1.1%
Chevron Corp.	34,663	4,111,032
Exxon Mobil Corp.	76,958	5,434,004
		9,545,036
PHARMACEUTICALS — 2.8%
Eli Lilly & Co.	47,244	5,283,296
Johnson & Johnson	63,015	8,152,881
Merck & Co., Inc.	68,970	5,805,895
Pfizer, Inc.	160,031	5,749,914
		24,991,986
PROFESSIONAL SERVICES — 1.0%
Verisk Analytics, Inc.	53,998	8,539,244
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Texas Instruments, Inc.	47,323	6,116,025
SOFTWARE — 4.8%
ACI Worldwide, Inc. (b)	65,419	2,049,250
Adobe, Inc. (b)	17,175	4,744,594
Cadence Design Systems, Inc. (b)	70,195	4,638,486
Check Point Software Technologies, Ltd. (b)	42,608	4,665,576
Citrix Systems, Inc.	47,298	4,565,203
Intuit, Inc.	18,712	4,976,269
Microsoft Corp.	35,363	4,916,518
Oracle Corp.	109,613	6,032,003
Synopsys, Inc. (b)	44,869	6,158,270
		42,746,169
SPECIALTY RETAIL — 2.1%
Home Depot, Inc.	31,523	7,313,967
O'Reilly Automotive, Inc. (b)	12,544	4,998,909
TJX Cos., Inc.	119,533	6,662,769
		18,975,645
TOTAL COMMON STOCKS (Cost $819,926,802)		883,478,038

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	1,451,741	$1,451,886
State Street Navigator Securities Lending Portfolio III (e) (f)	8,246,604	8,246,604
TOTAL SHORT-TERM INVESTMENTS (Cost $9,698,481)		9,698,490
TOTAL INVESTMENTS — 100.8% (Cost $829,625,283)		893,176,528
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(6,800,686)
NET ASSETS — 100.0%		$886,375,842

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$883,478,038	$—	$—	$883,478,038
Short-Term Investments	9,698,490	—	—	9,698,490
TOTAL INVESTMENTS	$893,176,528	$—	$—	$893,176,528
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$7,443,890	$5,992,012	$(3)	$11	1,451,741	$1,451,886	$4,886
State Street Institutional U.S. Government Money Market Fund, Class G Shares	819,961	819,961	1,505,576	2,325,537	—	—	—	—	4,709
State Street Navigator Securities Lending Portfolio III	—	—	11,260,826	3,014,222	—	—	8,246,604	8,246,604	452
Total		$819,961	$20,210,292	$11,331,771	$(3)	$11		$9,698,490	$10,047
See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.4%
Cubic Corp.	8,473	$596,754
National Presto Industries, Inc. (a)	6,693	596,279
		1,193,033
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	8,161	520,019
AUTO COMPONENTS — 0.6%
Cooper Tire & Rubber Co.	13,254	346,194
Dorman Products, Inc. (b)	5,795	460,934
Standard Motor Products, Inc.	9,103	441,951
Visteon Corp. (a) (b)	5,864	484,015
		1,733,094
BANKS — 15.0%
American National Bankshares, Inc.	22,102	783,958
Ames National Corp.	23,156	662,493
Arrow Financial Corp.	31,974	1,067,628
BancFirst Corp.	17,177	951,949
Bank of Hawaii Corp.	14,458	1,242,376
Bank of Marin Bancorp	24,036	997,254
BankFinancial Corp.	41,096	489,043
Bankwell Financial Group, Inc.	17,094	470,085
Banner Corp.	16,883	948,318
Baycom Corp. (b)	26,989	612,920
BCB Bancorp, Inc.	36,535	469,109
Brookline Bancorp, Inc.	71,536	1,053,725
Bryn Mawr Bank Corp.	24,796	905,302
Central Pacific Financial Corp.	32,288	916,979
City Holding Co.	11,908	907,985
Community Bank System, Inc.	14,053	866,930
Community Trust Bancorp, Inc.	23,935	1,019,152
Farmers National Banc Corp.	60,796	880,326
Financial Institutions, Inc.	30,519	921,064
First Bancshares, Inc.	31,547	1,018,968
First Bank (a)	45,747	495,440
First Busey Corp.	36,065	911,723
First Financial Corp.	19,932	866,444
First Mid-Illinois Bancshares, Inc.	30,128	1,043,031
Fulton Financial Corp.	58,523	946,902
Guaranty Bancshares, Inc.	22,110	676,345
HomeTrust Bancshares, Inc.	43,619	1,137,147
Independent Bank Corp.	58,471	1,246,309
Investar Holding Corp.	26,385	627,963
Investors Bancorp, Inc.	108,595	1,233,639
LCNB Corp.	33,280	590,387
Macatawa Bank Corp.	72,762	755,997
NBT Bancorp, Inc.	23,584	862,939
Nicolet Bankshares, Inc. (b)	18,494	1,231,146
Old Line Bancshares, Inc.	37,229	1,080,013
Park National Corp.	9,622	912,262
Parke Bancorp, Inc.	23,459	521,259
QCR Holdings, Inc.	30,326	1,151,782
Republic Bancorp, Inc. Class A	23,702	1,029,852
Sandy Spring Bancorp, Inc.	29,808	1,004,828
Security Description	Shares	Value
SB One Bancorp	22,141	$499,501
Seacoast Banking Corp. of Florida (b)	31,110	787,394
Select Bancorp, Inc. (b)	45,135	523,566
Shore Bancshares, Inc.	33,570	517,314
Southern National Bancorp of Virginia, Inc.	53,771	827,536
TriCo Bancshares	22,242	807,385
Valley National Bancorp	88,491	961,897
		40,435,565
BIOTECHNOLOGY — 0.9%
Anika Therapeutics, Inc. (b)	9,449	518,656
BioSpecifics Technologies Corp. (b)	3,256	174,261
China Biologic Products Holdings, Inc. (a) (b)	2,600	297,622
Cyclerion Therapeutics, Inc. (b)	1,345	16,301
Emergent BioSolutions, Inc. (b)	5,119	267,621
Genomic Health, Inc. (b)	2,852	193,423
Ironwood Pharmaceuticals, Inc. (a) (b)	13,408	115,108
Ligand Pharmaceuticals, Inc. (a) (b)	1,544	153,690
Myriad Genetics, Inc. (b)	5,580	159,755
PDL BioPharma, Inc. (b)	58,744	126,887
Repligen Corp. (b)	3,122	239,426
Sinovac Biotech, Ltd. (b) (c)	30,008	194,152
		2,456,902
BUILDING PRODUCTS — 0.6%
AAON, Inc. (a)	12,042	553,210
CSW Industrials, Inc.	8,972	619,337
Simpson Manufacturing Co., Inc.	7,684	533,039
		1,705,586
CHEMICALS — 1.9%
Balchem Corp.	5,288	524,517
Cabot Corp.	11,681	529,383
Chase Corp.	4,802	525,291
HB Fuller Co.	12,989	604,768
Innospec, Inc.	4,750	423,415
Orion Engineered Carbons SA	23,727	396,478
Quaker Chemical Corp.	2,607	412,271
Sensient Technologies Corp.	13,736	942,976
Stepan Co.	4,608	447,252
Trecora Resources (b)	29,591	266,911
		5,073,262
COMMERCIAL SERVICES & SUPPLIES — 3.7%
ABM Industries, Inc.	29,201	1,060,580
Brady Corp. Class A	11,514	610,818
Covanta Holding Corp.	26,619	460,243
Deluxe Corp.	13,237	650,731
Ennis, Inc.	29,857	603,410
Healthcare Services Group, Inc. (a)	19,398	471,177
Herman Miller, Inc.	12,336	568,566
Knoll, Inc.	18,443	467,530
Matthews International Corp. Class A	14,753	522,109
McGrath RentCorp	8,200	570,638
SP Plus Corp. (b)	14,342	530,654

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Tetra Tech, Inc.	10,717	$929,807
UniFirst Corp.	6,343	1,237,646
US Ecology, Inc.	8,481	542,275
Viad Corp.	11,776	790,758
		10,016,942
COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	23,277	264,078
EchoStar Corp. Class A (b)	14,903	590,457
Gilat Satellite Networks, Ltd.	41,003	343,195
InterDigital, Inc.	5,858	307,369
Ituran Location & Control, Ltd.	20,985	520,218
NetScout Systems, Inc. (b)	13,101	302,109
Radware, Ltd. (b)	21,084	511,498
Viavi Solutions, Inc. (b)	29,213	409,128
		3,248,052
CONSTRUCTION & ENGINEERING — 0.2%
Valmont Industries, Inc.	4,839	669,911
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,920	532,859
CONTAINERS & PACKAGING — 0.7%
Silgan Holdings, Inc.	39,323	1,181,066
UFP Technologies, Inc. (b)	17,816	687,698
		1,868,764
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	14,494	327,709
DIVERSIFIED CONSUMER SERVICES — 0.8%
Carriage Services, Inc.	23,268	475,598
Graham Holdings Co. Class B	1,595	1,058,203
Sotheby's (b)	9,040	515,099
		2,048,900
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Compass Diversified Holdings	62,886	1,239,483
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	7,193	419,855
Cogent Communications Holdings, Inc.	13,137	723,849
Consolidated Communications Holdings, Inc. (a)	29,071	138,378
ORBCOMM, Inc. (b)	61,273	291,660
		1,573,742
ELECTRIC UTILITIES — 1.3%
El Paso Electric Co.	19,057	1,278,344
MGE Energy, Inc.	15,171	1,211,708
Otter Tail Corp.	20,098	1,080,267
		3,570,319
ELECTRICAL EQUIPMENT — 0.9%
AZZ, Inc.	10,107	440,261
EnerSys	7,160	472,130
Generac Holdings, Inc. (b)	8,223	644,190
Regal Beloit Corp.	6,271	456,842
Security Description	Shares	Value
Thermon Group Holdings, Inc. (b)	19,417	$446,203
		2,459,626
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Badger Meter, Inc.	11,341	609,012
Benchmark Electronics, Inc.	22,392	650,711
CTS Corp.	14,696	475,563
ePlus, Inc. (b)	4,284	325,970
Plexus Corp. (b)	11,636	727,366
ScanSource, Inc. (b)	13,317	406,834
Vishay Intertechnology, Inc.	23,283	394,181
		3,589,637
ENERGY EQUIPMENT & SERVICES — 0.5%
Core Laboratories NV (a)	3,732	173,986
Dril-Quip, Inc. (a) (b)	5,931	297,618
Exterran Corp. (b)	12,040	157,242
Natural Gas Services Group, Inc. (b)	13,767	176,355
Newpark Resources, Inc. (b)	23,548	179,436
Oceaneering International, Inc. (b)	13,758	186,421
Patterson-UTI Energy, Inc.	14,010	119,785
		1,290,843
ENTERTAINMENT — 0.5%
Manchester United PLC Class A (a)	25,984	426,917
Marcus Corp.	13,938	515,845
Reading International, Inc. Class A (a) (b)	24,776	296,321
		1,239,083
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.3%
Acadia Realty Trust REIT	31,636	904,157
Agree Realty Corp. REIT	17,790	1,301,338
American Assets Trust, Inc. REIT	24,638	1,151,580
Armada Hoffler Properties, Inc. REIT	89,169	1,613,067
Brandywine Realty Trust REIT	58,167	881,230
City Office REIT, Inc.	100,607	1,447,735
Columbia Property Trust, Inc. REIT	54,905	1,161,241
Corporate Office Properties Trust REIT	32,770	975,891
Easterly Government Properties, Inc. REIT	75,848	1,615,562
Empire State Realty OP L.P.	72,264	1,027,594
Empire State Realty Trust, Inc. Class A REIT	76,727	1,094,894
Getty Realty Corp. REIT	45,460	1,457,448
Gladstone Commercial Corp. REIT	51,709	1,215,161
Independence Realty Trust, Inc. REIT	103,018	1,474,188
iStar, Inc. REIT (a)	116,135	1,515,562
LTC Properties, Inc. REIT	22,167	1,135,394
Monmouth Real Estate Investment Corp. REIT	79,687	1,148,290
National Health Investors, Inc. REIT	14,541	1,198,033
One Liberty Properties, Inc. REIT	37,404	1,029,732
Paramount Group, Inc. REIT	79,310	1,058,788
Physicians Realty Trust REIT	49,634	881,003

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Piedmont Office Realty Trust, Inc. Class A REIT	67,140	$1,401,883
Retail Opportunity Investments Corp. REIT	64,264	1,171,533
Retail Properties of America, Inc. Class A REIT	87,060	1,072,579
Rexford Industrial Realty, Inc. REIT	32,001	1,408,684
RPT Realty REIT	80,875	1,095,856
Terreno Realty Corp. REIT	27,080	1,383,517
UMH Properties, Inc. REIT	65,784	926,239
Urstadt Biddle Properties, Inc. Class A REIT	42,741	1,012,962
Washington Real Estate Investment Trust	34,922	955,466
		35,716,607
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	10,594	237,623
PriceSmart, Inc.	9,156	650,992
Village Super Market, Inc. Class A	16,751	443,064
Weis Markets, Inc.	14,739	562,145
		1,893,824
FOOD PRODUCTS — 1.7%
Adecoagro SA (b)	56,499	329,389
Cal-Maine Foods, Inc.	8,570	342,414
Farmer Brothers Co. (b)	20,155	261,007
Fresh Del Monte Produce, Inc.	19,532	666,237
Hostess Brands, Inc. (b)	33,296	465,645
J&J Snack Foods Corp.	7,649	1,468,608
Landec Corp. (b)	43,520	473,062
Sanderson Farms, Inc. (a)	3,226	488,191
		4,494,553
GAS UTILITIES — 0.4%
Northwest Natural Holding Co.	14,381	1,025,941
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
AngioDynamics, Inc. (b)	22,626	416,771
AtriCure, Inc. (b)	9,366	233,588
Avanos Medical, Inc. (b)	6,410	240,119
Cantel Medical Corp. (a)	6,461	483,283
CONMED Corp.	6,426	617,860
CryoLife, Inc. (b)	13,498	366,471
Cutera, Inc. (b)	11,069	323,547
Globus Medical, Inc. Class A (b)	9,407	480,886
Heska Corp. (a) (b)	2,472	175,191
LeMaitre Vascular, Inc.	8,216	280,823
Meridian Bioscience, Inc.	28,692	272,287
Merit Medical Systems, Inc. (b)	4,428	134,877
Natus Medical, Inc. (b)	11,725	373,324
Neogen Corp. (b)	5,387	366,908
NuVasive, Inc. (b)	5,888	373,181
Orthofix Medical, Inc. (b)	6,842	362,763
Oxford Immunotec Global PLC (b)	12,423	206,594
Quidel Corp. (b)	3,234	198,406
RTI Surgical Holdings, Inc. (b)	38,158	108,750
Security Description	Shares	Value
Surmodics, Inc. (b)	4,206	$192,382
		6,208,011
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Acadia Healthcare Co., Inc. (a) (b)	7,226	224,584
Addus HomeCare Corp. (b)	3,152	249,891
Brookdale Senior Living, Inc. (b)	34,437	261,033
CorVel Corp. (b)	6,739	510,142
Ensign Group, Inc.	6,103	289,465
LHC Group, Inc. (b)	2,598	295,029
Magellan Health, Inc. (b)	4,460	276,966
MEDNAX, Inc. (b)	16,752	378,930
National HealthCare Corp.	17,091	1,398,898
Owens & Minor, Inc. (a)	54,553	316,953
Patterson Cos., Inc. (a)	20,142	358,930
Premier, Inc. Class A (b)	25,177	728,119
Select Medical Holdings Corp. (b)	21,261	352,295
US Physical Therapy, Inc.	4,299	561,235
		6,202,470
HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (b)	35,446	389,197
HealthStream, Inc. (b)	13,591	351,871
Omnicell, Inc. (b)	4,370	315,820
		1,056,888
HOTELS, RESTAURANTS & LEISURE — 3.2%
Bloomin' Brands, Inc.	20,759	392,968
Brinker International, Inc. (a)	10,395	443,555
Century Casinos, Inc. (b)	43,825	338,767
Cheesecake Factory, Inc. (a)	19,047	793,879
Churchill Downs, Inc.	7,918	977,517
Denny's Corp. (b)	31,563	718,532
Hyatt Hotels Corp. Class A	9,942	732,427
International Speedway Corp. Class A	18,830	847,538
Jack in the Box, Inc.	5,797	528,223
Lindblad Expeditions Holdings, Inc. (b)	51,132	856,972
Monarch Casino & Resort, Inc. (b)	8,634	359,951
Playa Hotels & Resorts NV (b)	138,694	1,085,974
Potbelly Corp. (b)	43,367	189,080
Ruth's Hospitality Group, Inc.	22,377	456,827
		8,722,210
HOUSEHOLD DURABLES — 1.6%
Ethan Allen Interiors, Inc.	19,688	376,041
Helen of Troy, Ltd. (b)	4,239	668,321
M/I Homes, Inc. (b)	14,177	533,764
MDC Holdings, Inc.	17,999	775,757
Meritage Homes Corp. (b)	9,668	680,144
Taylor Morrison Home Corp. Class A (b)	20,806	539,707
TRI Pointe Group, Inc. (b)	27,554	414,412
Tupperware Brands Corp.	14,824	235,257
		4,223,403

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co. (a)	5,797	$1,063,981
INSURANCE — 4.6%
AMERISAFE, Inc.	14,702	971,949
Argo Group International Holdings, Ltd.	18,637	1,309,063
Donegal Group, Inc. Class A	41,354	606,250
Enstar Group, Ltd. (b)	6,637	1,260,499
Horace Mann Educators Corp.	27,770	1,286,584
Protective Insurance Corp. Class B	31,819	555,242
RLI Corp.	12,438	1,155,615
Safety Insurance Group, Inc.	14,292	1,448,208
Third Point Reinsurance, Ltd. (b)	91,366	912,746
White Mountains Insurance Group, Ltd.	2,652	2,864,160
		12,370,316
IT SERVICES — 2.2%
Cass Information Systems, Inc.	9,000	485,910
CoreLogic, Inc. (b)	18,239	843,919
CSG Systems International, Inc.	12,324	636,904
EVERTEC, Inc.	16,501	515,161
ExlService Holdings, Inc. (b)	9,472	634,245
ManTech International Corp. Class A	11,885	848,708
NIC, Inc.	25,986	536,611
Perficient, Inc. (b)	16,765	646,794
Sykes Enterprises, Inc. (b)	27,702	848,789
		5,997,041
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co.	24,421	474,012
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Luminex Corp.	16,333	337,276
MACHINERY — 2.9%
Alamo Group, Inc.	4,382	515,849
Albany International Corp. Class A	6,387	575,852
Barnes Group, Inc.	9,075	467,726
Douglas Dynamics, Inc.	11,237	500,833
ESCO Technologies, Inc.	9,701	771,812
Franklin Electric Co., Inc.	9,052	432,776
Hillenbrand, Inc.	15,823	488,614
Kadant, Inc.	5,184	455,103
Lindsay Corp. (a)	8,476	786,997
Mueller Water Products, Inc. Class A	43,906	493,503
RBC Bearings, Inc. (b)	3,807	631,619
Rexnord Corp. (b)	17,144	463,745
Tennant Co.	7,024	496,597
Watts Water Technologies, Inc. Class A	8,777	822,668
		7,903,694
MEDIA — 1.6%
AMC Networks, Inc. Class A (a) (b)	9,734	478,523
DISH Network Corp. Class A (b)	3,515	119,756
John Wiley & Sons, Inc. Class A	17,706	778,002
Loral Space & Communications, Inc. (b)	18,345	759,483
Security Description	Shares	Value
Meredith Corp. (a)	7,682	$281,622
MSG Networks, Inc. Class A (b)	18,246	295,950
New Media Investment Group, Inc. (a)	37,230	327,996
Scholastic Corp.	19,572	739,039
TEGNA, Inc.	26,826	416,608
		4,196,979
METALS & MINING — 0.6%
Compass Minerals International, Inc. (a)	8,867	500,897
Kaiser Aluminum Corp.	6,314	624,897
Worthington Industries, Inc.	10,748	387,465
		1,513,259
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 8.6%
AG Mortgage Investment Trust, Inc. REIT	64,367	975,160
Anworth Mortgage Asset Corp. REIT	264,253	872,035
Apollo Commercial Real Estate Finance, Inc. REIT (a)	164,654	3,156,417
Arbor Realty Trust, Inc. REIT (a)	74,114	971,635
Ares Commercial Real Estate Corp. REIT (a)	70,806	1,078,375
ARMOUR Residential REIT, Inc. (a)	66,110	1,107,342
Capstead Mortgage Corp. REIT	150,394	1,105,396
Cherry Hill Mortgage Investment Corp. REIT (a)	42,602	558,086
Dynex Capital, Inc. REIT (a)	63,495	938,456
Ellington Financial, Inc.	77,832	1,406,424
Great Ajax Corp. REIT (a)	44,011	682,171
Invesco Mortgage Capital, Inc. REIT	80,233	1,228,367
Ladder Capital Corp. REIT	55,077	951,180
MFA Financial, Inc. REIT	297,496	2,189,571
PennyMac Mortgage Investment Trust REIT	49,107	1,091,649
Ready Capital Corp. REIT (a)	68,709	1,093,847
Redwood Trust, Inc. REIT	64,312	1,055,360
Two Harbors Investment Corp. REIT	124,469	1,634,278
Western Asset Mortgage Capital Corp. REIT	93,492	902,198
		22,997,947
MULTI-UTILITIES — 0.5%
Unitil Corp.	22,186	1,407,480
OIL, GAS & CONSUMABLE FUELS — 1.6%
Antero Resources Corp. (a) (b)	31,425	94,903
Centennial Resource Development, Inc. Class A (b)	19,427	87,713
Delek US Holdings, Inc.	5,095	184,948
Evolution Petroleum Corp.	35,375	206,590
Green Plains, Inc. (a)	12,917	136,856
Gulfport Energy Corp. (b)	28,846	78,173
Matador Resources Co. (a) (b)	9,029	149,249
NextDecade Corp. (b)	64,400	370,944
Panhandle Oil and Gas, Inc. Class A	12,512	174,918
Par Pacific Holdings, Inc. (b)	20,517	469,019
PDC Energy, Inc. (b)	4,314	119,713

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Permian Basin Royalty Trust (a)	42,244	$219,246
Range Resources Corp. (a)	15,782	60,287
REX American Resources Corp. (b)	3,199	244,180
Sabine Royalty Trust (a)	9,523	413,203
SemGroup Corp. Class A	12,388	202,420
Ship Finance International, Ltd.	46,788	656,904
SilverBow Resources, Inc. (a) (b)	13,069	126,639
Teekay Tankers, Ltd. Class A (b)	219,281	285,065
		4,280,970
PAPER & FOREST PRODUCTS — 0.3%
Neenah, Inc.	10,324	672,299
PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	14,656	476,174
Inter Parfums, Inc.	4,989	349,080
		825,254
PHARMACEUTICALS — 0.3%
Amneal Pharmaceuticals, Inc. (a) (b)	12,730	36,917
Amphastar Pharmaceuticals, Inc. (b)	9,803	194,393
Prestige Consumer Healthcare, Inc. (a) (b)	14,142	490,586
		721,896
PROFESSIONAL SERVICES — 1.4%
CBIZ, Inc. (b)	35,631	837,328
Exponent, Inc.	13,700	957,630
Forrester Research, Inc.	14,191	456,099
ICF International, Inc.	6,487	547,957
Kelly Services, Inc. Class A	23,415	567,111
Resources Connection, Inc.	25,448	432,362
		3,798,487
ROAD & RAIL — 0.5%
Heartland Express, Inc.	35,049	753,904
Werner Enterprises, Inc.	16,768	591,910
		1,345,814
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Energy Industries, Inc. (b)	6,682	383,614
Cabot Microelectronics Corp.	4,543	641,517
Cirrus Logic, Inc. (b)	8,424	451,358
Diodes, Inc. (b)	10,917	438,318
DSP Group, Inc. (b)	41,865	589,668
Kulicke & Soffa Industries, Inc.	16,424	385,635
Nova Measuring Instruments, Ltd. (b)	16,417	521,568
Photronics, Inc. (b)	39,988	435,069
Power Integrations, Inc.	5,646	510,568
Rambus, Inc. (b)	32,091	421,194
Silicon Laboratories, Inc. (b)	4,796	534,035
		5,312,544
SOFTWARE — 2.0%
Agilysys, Inc. (b)	19,018	487,051
Allot, Ltd. (b)	46,643	375,943
American Software, Inc. Class A	37,984	570,520
Bottomline Technologies DE, Inc. (b)	9,183	361,351
Security Description	Shares	Value
Cision, Ltd. (b)	46,421	$356,977
CommVault Systems, Inc. (b)	5,519	246,754
Manhattan Associates, Inc. (b)	6,188	499,186
MicroStrategy, Inc. Class A (b)	2,818	418,107
Model N, Inc. (b)	21,072	584,959
Monotype Imaging Holdings, Inc.	19,403	384,373
Progress Software Corp.	15,728	598,608
Verint Systems, Inc. (b)	10,835	463,521
		5,347,350
SPECIALTY RETAIL — 1.8%
Asbury Automotive Group, Inc. (b)	5,962	610,091
AutoNation, Inc. (b)	11,645	590,401
Bed Bath & Beyond, Inc. (a)	26,869	285,886
Dick's Sporting Goods, Inc. (a)	10,421	425,281
GameStop Corp. Class A (a)	31,102	171,683
Haverty Furniture Cos., Inc.	16,491	334,273
Monro, Inc. (a)	6,805	537,663
Murphy USA, Inc. (b)	6,015	513,080
Sally Beauty Holdings, Inc. (a) (b)	26,198	390,088
Sonic Automotive, Inc. Class A	29,111	914,377
		4,772,823
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Culp, Inc.	23,937	390,173
Steven Madden, Ltd.	22,821	816,764
Unifi, Inc. (b)	18,213	399,229
Wolverine World Wide, Inc.	13,394	378,514
		1,984,680
THRIFTS & MORTGAGE FINANCE — 6.4%
Capitol Federal Financial, Inc.	126,148	1,738,319
FS Bancorp, Inc.	9,722	510,405
Kearny Financial Corp.	94,061	1,226,555
Meridian Bancorp, Inc.	101,033	1,894,369
Northfield Bancorp, Inc.	97,559	1,566,798
Northwest Bancshares, Inc.	83,991	1,376,612
Oritani Financial Corp.	81,573	1,443,434
Provident Financial Services, Inc.	42,510	1,042,770
Southern Missouri Bancorp, Inc.	22,353	814,320
Territorial Bancorp, Inc.	22,729	649,595
United Community Financial Corp.	100,965	1,088,403
United Financial Bancorp, Inc.	68,182	929,321
Washington Federal, Inc.	32,302	1,194,851
Waterstone Financial, Inc.	66,664	1,145,288
Western New England Bancorp, Inc.	68,989	657,465
		17,278,505
TOBACCO — 0.5%
Standard Diversified, Inc. (b)	15,471	177,143
Universal Corp.	6,139	336,479
Vector Group, Ltd. (a)	72,065	858,293
		1,371,915
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Applied Industrial Technologies, Inc.	9,805	556,924

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
GATX Corp. (a)	7,046	$546,277
Kaman Corp.	17,329	1,030,382
MRC Global, Inc. (b)	10,224	124,017
NOW, Inc. (a) (b)	16,306	187,030
Rush Enterprises, Inc. Class A	10,724	413,732
		2,858,362
WATER UTILITIES — 0.8%
American States Water Co.	13,767	1,237,102
Connecticut Water Service, Inc.	11,896	833,434
		2,070,536
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Spok Holdings, Inc.	36,226	432,538
Telephone & Data Systems, Inc.	15,487	399,565
		832,103
TOTAL COMMON STOCKS (Cost $258,104,891)		268,072,761
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	352,211	352,246
State Street Navigator Securities Lending Portfolio III (f) (g)	4,306,355	4,306,355
TOTAL SHORT-TERM INVESTMENTS (Cost $4,658,594)		4,658,601
TOTAL INVESTMENTS — 101.4% (Cost $262,763,485)		272,731,362
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(3,863,825)
NET ASSETS — 100.0%		$268,867,537

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $194,152 representing 0.1% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$267,878,609	$194,152	$—	$268,072,761
Short-Term Investments	4,658,601	—	—	4,658,601
TOTAL INVESTMENTS	$272,537,210	$194,152	$—	$272,731,362
See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$3,085,183	$2,732,947	$3	$7	352,211	$352,246	$898
State Street Institutional U.S. Government Money Market Fund, Class G Shares	440,161	440,161	896,980	1,337,141	—	—	—	—	1,131
State Street Navigator Securities Lending Portfolio III	1,651,979	1,651,979	5,875,825	3,221,449	—	—	4,306,355	4,306,355	3,997
Total		$2,092,140	$9,857,988	$7,291,537	$3	$7		$4,658,601	$6,026
See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.1%
AUTO MANUFACTURERS — 0.9%
Ford Motor Co. 6.20% 6/1/2059	317,475	$8,549,602
BANKS — 40.1%
Bank of America Corp. 6.00% 1/25/2166 (a)	160,472	4,151,411
Bank of America Corp. 6.20% 1/29/2166 (a)	196,131	5,069,986
Bank of America Corp. 6.50% 1/29/2166 (a)	196,131	4,936,617
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b)	75,899	1,697,861
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (a) (b)	53,516	1,075,672
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b)	56,952	1,374,252
Bank of America Corp. 6.00% 5/16/2023 (a)	240,710	6,518,427
Bank of America Corp. 5.88% 7/24/2023 (a)	152,270	4,193,516
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (b)	187,217	4,905,085
Bank of America Corp. 5.38% 12/26/2167	249,176	6,625,590
Bank of America Corp. 5.00% 12/17/2167	230,167	5,906,085
Bank of New York Mellon Corp. 5.20% 3/20/2018 (a)	246,574	6,322,157
BB&T Corp. 5.20% 5/1/2018 (a)	190,486	4,823,106
BB&T Corp. 5.20% 6/1/2018 (a)	211,650	5,354,745
BB&T Corp. 5.63% 6/1/2021 (a)	196,834	5,275,151
Capital One Financial Corp. 6.00% 11/20/2017 (a) (c)	321,881	8,150,027
Capital One Financial Corp. 6.25% 9/1/2019 (a) (c)	183,931	4,655,294
Capital One Financial Corp. 6.70% 12/1/2019 (c)	183,931	4,657,133
Capital One Financial Corp. 6.00% 12/1/2021 (a) (c)	183,931	4,887,047
Capital One Financial Corp. 5.20% 12/1/2021 (a) (c)	220,720	5,586,423
Capital One Financial Corp. 6.20% 12/1/2020 (c)	183,931	4,771,170
Capital One Financial Corp. 5.00% 1/12/2167 (c)	542,562	13,547,773
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 8.64% 10/30/2040 (b)	950,736	26,078,688
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (a) (b)	190,486	5,333,608
Security Description	Shares	Value
First Republic Bank 5.50% 6/30/2023 (a)	128,230	$3,417,330
HSBC Holdings PLC 6.20% 11/22/2017 (a)	613,788	16,148,762
Huntington Bancshares, Inc. 6.25% 4/15/2021 (a)	253,983	6,679,753
ING Groep NV 6.13% 1/15/2018 (a)	296,311	7,650,750
JPMorgan Chase & Co. 5.45% 3/1/2018	185,105	4,707,220
JPMorgan Chase & Co. 6.13% 3/1/2020 (a)	294,110	7,526,275
JPMorgan Chase & Co. 6.15% 9/1/2020 (a)	236,519	6,142,398
JPMorgan Chase & Co. 6.10% 9/1/2020 (a)	293,082	7,596,685
JPMorgan Chase & Co. 5.75% 12/1/2023 (a)	352,367	9,672,474
JPMorgan Chase & Co. 6.00% 3/1/2024 (a)	384,196	10,811,275
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (a) (b)	211,650	6,084,937
KeyCorp 5.65% 12/15/2023 (a)	179,901	4,805,156
KeyCorp 5.63% 9/15/2167	190,486	5,137,407
Northern Trust Corp. 5.85% 10/1/2019 (a)	169,321	4,283,821
PNC Financial Services Group, Inc. 5.38% 12/1/2017 (a)	203,185	5,258,428
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (b)	634,952	17,410,384
State Street Corp. 5.25% 11/20/2017 (d)	211,650	5,335,697
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (b) (d)	317,475	8,740,087
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (b) (d)	211,650	5,663,754
State Street Corp. 6.00% 12/15/2019 (a) (d)	317,475	8,028,943
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 11/20/2017 (b)	423,299	8,948,541
US Bancorp 5.15% 7/15/2018 (a)	211,650	5,312,415
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b)	465,633	12,735,063
US Bancorp 5.50% 10/15/2023 (a)	243,398	6,554,708
Wells Fargo & Co. 6.00% 9/15/2019 (a) (c)	152,893	3,857,490
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (b) (c)	159,784	4,459,571
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (b) (c)	333,071	8,799,736
Wells Fargo & Co. 5.25% 6/15/2018 (a) (c)	119,416	2,968,682

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co. 5.13% 12/15/2017 (a) (c)	124,174	$3,073,307
Wells Fargo & Co. 5.20% 11/20/2017 (a) (c)	143,279	3,576,244
Wells Fargo & Co. 5.63% 6/15/2022 (c)	131,977	3,542,263
Wells Fargo & Co. 5.50% 9/15/2021 (a) (c)	219,599	5,599,774
Wells Fargo & Co. 5.70% 3/15/2021 (a) (c)	190,980	4,894,817
Wells Fargo & Co. 6.00% 12/15/2020 (c)	190,975	4,917,606
		376,238,577
DIVERSIFIED FINANCIAL SERVICES — 4.8%
Affiliated Managers Group, Inc. 5.88% 3/30/2059	126,988	3,327,086
Apollo Global Management, Inc. 6.38% 9/16/2168 (a) (c)	116,576	3,113,745
Apollo Global Management, Inc. 6.38% 9/16/2168 (c)	128,254	3,430,794
Ares Management Corp. 7.00% 6/30/2021 (a)	131,226	3,545,726
Carlyle Group L.P. 5.88% 9/15/2022	169,321	4,287,208
Charles Schwab Corp. 6.00% 12/1/2020	253,983	6,700,072
Charles Schwab Corp. 5.95% 6/1/2021 (a)	317,475	8,546,427
KKR & Co., Inc. 6.75% 6/15/2021 (a)	146,038	3,902,135
Legg Mason, Inc. 6.38% 3/15/2056 (a)	105,825	2,946,168
Legg Mason, Inc. 5.45% 9/15/2056	211,650	5,490,201
		45,289,562
ELECTRIC — 15.3%
Alabama Power Co. 5.00% 10/1/2022 (a)	105,825	2,805,421
CMS Energy Corp. 5.88% 10/15/2078	119,681	3,383,382
CMS Energy Corp. 5.88% 3/1/2079	266,678	7,533,654
Dominion Energy, Inc. 5.25% 7/30/2076	338,643	9,018,063
DTE Energy Co. 5.38% 6/1/2076	126,988	3,329,625
DTE Energy Co. 6.00% 12/15/2076	119,689	3,342,914
DTE Energy Co. 5.25% 12/1/2077 (a)	169,321	4,712,203
Duke Energy Corp. 5.13% 1/15/2073 (a)	211,650	5,469,036
Duke Energy Corp. 5.63% 9/15/2078	211,650	5,811,909
Duke Energy Corp. 5.75% 9/16/2167	423,299	11,695,751
Security Description	Shares	Value
Entergy Arkansas, Inc. 4.88% 9/1/2066	173,555	$4,639,125
Entergy Louisiana LLC 4.88% 9/1/2066	115,988	3,069,042
Entergy Mississippi, Inc. 4.90% 10/1/2066	110,057	3,010,059
Georgia Power Co. 5.00% 10/1/2077	115,988	3,140,955
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064	105,825	2,902,780
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (a)	241,281	6,601,448
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072 (a)	211,650	5,371,677
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073 (a)	190,486	4,845,964
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079	291,019	8,017,573
NiSource Inc. 5 Year CMT + 3.63% 6.50% 12/16/2167 (b)	211,650	5,875,404
PPL Capital Funding, Inc. 5.90% 4/30/2073 (a)	190,486	4,946,921
Sempra Energy 5.75% 7/1/2079 (e)	320,650	8,596,627
Southern Co. 6.25% 10/15/2075	423,299	11,319,015
Southern Co. 5.25% 10/1/2076	338,643	9,062,087
Southern Co. 5.25% 12/1/2077	190,486	5,122,169
		143,622,804
GAS — 0.3%
Spire, Inc. 5.90% 8/15/2167	105,825	2,994,848
HAND & MACHINE TOOLS — 0.9%
Stanley Black & Decker, Inc. 5.75% 7/25/2052 (a)	317,475	8,117,836
INSURANCE — 20.3%
Aegon NV 6.38% 2/20/2018 (a)	423,299	11,060,803
Aegon NV 3 month USD LIBOR + 0.88% 4.00% 6/15/2019 (a) (b)	106,979	2,585,683
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (a) (b)	211,650	5,619,308
Allstate Corp. 6.63% 4/15/2019 (c)	316,419	7,897,818
Allstate Corp. 5.63% 5/22/2019 (a) (c)	121,701	3,136,235
Allstate Corp. 5.63% 4/15/2023 (a) (c)	243,398	6,642,331
Allstate Corp. 6.25% 10/15/2019 (c)	107,170	2,674,963
Allstate Corp. 5.10% 10/15/2168 (a) (c)	486,797	12,783,289
American International Group, Inc. 5.85% 3/15/2024 (a)	211,650	5,773,812
Arch Capital Group, Ltd. 5.25% 9/29/2021 (a)	190,486	4,830,725

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
Arch Capital Group, Ltd. 5.45% 8/17/2022 (a)	139,689	$3,602,579
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 5.95% 7/1/2023 (a) (b)	116,410	3,288,583
Aspen Insurance Holdings, Ltd. 5.63% 1/1/2027 (a) (c)	107,119	2,797,948
Aspen Insurance Holdings, Ltd. 5.63% 1/10/2168 (c)	107,134	2,747,987
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (b)	365,099	10,273,886
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (a)	232,815	5,997,314
Brighthouse Financial, Inc. 6.25% 9/15/2058 (a)	158,739	4,397,070
Brighthouse Financial, Inc. 6.60% 6/25/2168	179,901	4,968,866
Globe Life, Inc. 6.13% 6/15/2056 (a)	126,064	3,384,818
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (a) (b)	253,983	7,406,144
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (a)	146,038	4,040,872
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 11/22/2017 (b)	253,983	6,247,982
MetLife, Inc. 5.63% 6/15/2023 (a)	340,760	9,340,232
PartnerRe, Ltd. 7.25% 4/29/2021 (a)	124,384	3,372,050
Prudential Financial, Inc. 5.75% 12/15/2052 (a)	243,398	6,274,801
Prudential Financial, Inc. 5.70% 3/15/2053 (a)	300,542	7,687,864
Prudential Financial, Inc. 5.63% 8/15/2058	239,166	6,648,815
Prudential PLC 6.75% 5/22/2019 (a)	107,207	2,840,986
Prudential PLC 6.50% 6/23/2019 (a)	126,988	3,418,517
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (a) (b)	169,321	4,671,566
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (a) (b)	169,321	4,791,784
RenaissanceRe Holdings, Ltd. 5.38% 6/1/2018 (a)	118,133	2,975,770
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (a)	107,168	2,865,672
Unum Group 6.25% 6/15/2058	126,988	3,509,948
Voya Financial, Inc. 30 Year CMT + 3.21% 5.35% 9/15/2167 (b)	127,963	3,512,584
WR Berkley Corp. 5.75% 6/1/2056 (a)	123,948	3,194,140
Security Description	Shares	Value
WR Berkley Corp. 5.63% 4/30/2053 (a)	148,157	$3,715,778
		190,979,523
INTERNET — 0.9%
eBay, Inc. 6.00% 2/1/2056	317,475	8,708,339
PIPELINES — 0.8%
Enbridge, Inc. 6.38% 4/15/2078 (a) (b)	253,983	7,086,126
REAL ESTATE INVESTMENT TRUSTS — 8.0%
Digital Realty Trust, Inc. 6.35% 8/24/2020 (a)	105,825	2,737,693
Digital Realty Trust, Inc. 5.88% 5/22/2019	107,145	2,697,911
Kimco Realty Corp. 5.25% 12/20/2022 (a)	113,360	2,930,356
National Retail Properties, Inc. 5.70% 5/30/2018	121,701	3,049,827
National Retail Properties, Inc. 5.20% 10/11/2021 (a)	146,038	3,772,162
Office Properties Income Trust 5.88% 5/1/2046	131,226	3,474,864
Public Storage 5.63% 5/22/2019 (c)	121,701	3,044,959
Public Storage 5.15% 6/2/2022 (a) (c)	120,278	3,121,214
Public Storage 4.90% 10/14/2021 (c)	148,157	3,815,043
Public Storage 4.95% 7/20/2021 (a) (c)	137,572	3,532,849
Public Storage 5.40% 1/20/2021 (c)	126,988	3,273,751
Public Storage 5.38% 11/20/2017 (a) (c)	209,534	5,282,352
Public Storage 5.20% 1/16/2018 (c)	211,650	5,308,182
Public Storage 5.05% 8/9/2022 (a) (c)	128,225	3,330,003
Public Storage 5.60% 3/11/2024 (c)	121,821	3,425,607
Public Storage 4.88% 12/31/2167 (c)	131,922	3,464,272
Senior Housing Properties Trust 5.63% 8/1/2042	148,157	3,563,176
Senior Housing Properties Trust 6.25% 2/1/2046	105,825	2,736,634
Vornado Realty Trust 5.40% 1/25/2018 (a)	128,219	3,206,757
Vornado Realty Trust 5.70% 5/22/2019	128,868	3,257,783
Vornado Realty Trust 5.25% 4/1/2166	135,244	3,496,057
Wells Fargo Real Estate Investment Corp. 6.38% 12/11/2019 (a) (c)	118,133	3,002,941
		75,524,393

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SOVEREIGN — 0.3%
Tennessee Valley Authority 3.55% 6/1/2028 (a) (b)	115,733	$2,947,720
TELECOMMUNICATIONS — 6.5%
AT&T, Inc. 5.35% 11/1/2066	559,816	15,411,734
AT&T, Inc. 5.63% 8/1/2067 (a)	349,222	9,760,755
Qwest Corp. 6.50% 9/1/2056	413,776	10,518,186
Qwest Corp. 6.88% 10/1/2054 (a)	211,650	5,352,629
Qwest Corp. 6.13% 6/1/2053 (a)	328,058	8,060,385
Qwest Corp. 6.63% 9/15/2055 (a)	173,555	4,519,372
Qwest Corp. 6.75% 6/15/2057	279,380	7,146,540
		60,769,601
TOTAL PREFERRED STOCKS (Cost $909,052,986)		930,828,931
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	6,629,524	6,630,187
State Street Navigator Securities Lending Portfolio III (h) (i)	41,915,444	41,915,444
TOTAL SHORT-TERM INVESTMENTS (Cost $48,545,588)		48,545,631
TOTAL INVESTMENTS — 104.3% (Cost $957,598,574)		979,374,562
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(40,661,913)
NET ASSETS — 100.0%		$938,712,649

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$930,828,931	$—	$—	$930,828,931
Short-Term Investments	48,545,631	—	—	48,545,631
TOTAL INVESTMENTS	$979,374,562	$—	$—	$979,374,562
See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
Allstate Corp.	731,540	$18,593,681	$15,845,277	$1,580,149	$(818)	$276,645	1,275,485	$33,134,636	$423,195
Apollo Global Management, Inc.	228,856	5,890,861	807,811	382,595	9,385	219,077	244,830	6,544,539	—
Aspen Insurance Holdings, Ltd.	206,365	5,318,221	3,609,592	380,151	11,140	275,716	330,663	8,834,518	100,086
Capital One Financial Corp.	1,369,654	34,815,122	18,731,034	7,485,946	(112,914)	307,571	1,820,887	46,254,867	525,438
Public Storage	1,234,102	30,861,054	7,951,397	2,111,313	35,074	862,020	1,457,848	37,598,232	430,558
State Street Corp.	985,360	25,448,893	3,800,211	1,657,050	—	176,427	1,058,250	27,768,481	363,441
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	20,994,012	14,363,866	(2)	43	6,629,524	6,630,187	5,968
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,525,268	9,525,268	5,087,329	14,612,597	—	—	—	—	8,447
State Street Navigator Securities Lending Portfolio III	22,700,391	22,700,391	92,863,273	73,648,220	—	—	41,915,444	41,915,444	432,782
Wells Fargo & Co.	1,594,220	41,335,357	5,797,584	1,307,223	58,448	(194,676)	1,766,148	45,689,490	600,533
Wells Fargo Real Estate Investment Corp.	109,435	2,813,574	374,322	152,221	(3,060)	(29,674)	118,133	3,002,941	45,832
Total		$197,302,422	$175,861,842	$117,681,331	$(2,747)	$1,893,149		$257,373,335	$2,936,280
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$5,779,566	$6,494,320
2.00%, 1/15/2026	7,709,698	8,561,710
2.38%, 1/15/2025	10,412,041	11,593,344
2.38%, 1/15/2027	6,253,117	7,218,692
2.50%, 1/15/2029	5,042,731	6,090,680
3.63%, 4/15/2028	7,891,494	10,123,980
3.88%, 4/15/2029	9,073,191	12,166,598
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2021	13,212,651	13,072,311
0.13%, 1/15/2022	13,953,868	13,822,231
0.13%, 4/15/2022	13,609,896	13,473,341
0.13%, 7/15/2022	13,639,592	13,584,074
0.13%, 1/15/2023	13,589,744	13,479,660
0.13%, 7/15/2024	13,204,330	13,197,884
0.13%, 7/15/2026	11,758,856	11,731,524
0.25%, 1/15/2025	13,243,500	13,282,366
0.25%, 7/15/2029	8,099,254	8,169,620
0.38%, 7/15/2023	13,478,213	13,561,606
0.38%, 7/15/2025	13,226,929	13,407,681
0.38%, 1/15/2027	12,186,952	12,322,409
0.38%, 7/15/2027	11,782,114	11,966,024
0.50%, 4/15/2024 (a)	9,814,942	9,939,253
0.50%, 1/15/2028	12,014,195	12,290,029
0.63%, 7/15/2021	12,165,460	12,213,442
0.63%, 4/15/2023	14,484,556	14,604,944
0.63%, 1/15/2024	13,433,627	13,647,193
0.63%, 1/15/2026	12,633,966	12,954,908
0.75%, 7/15/2028	11,173,269	11,730,923
0.88%, 1/15/2029	10,243,612	10,871,955
Security Description	Principal Amount	Value
1.13%, 1/15/2021	$12,902,076	$12,943,874
TOTAL U.S. TREASURY OBLIGATIONS (Cost $333,013,226)		338,516,576
	Shares
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c)	127,537	127,537
State Street Navigator Securities Lending Portfolio III (d) (e)	4,419,750	4,419,750
TOTAL SHORT-TERM INVESTMENTS (Cost $4,547,287)		4,547,287
TOTAL INVESTMENTS — 100.9% (Cost $337,560,513)		343,063,863
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(3,043,845)
NET ASSETS — 100.0%		$340,020,018
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$338,516,576	$—	$338,516,576
Short-Term Investments	4,547,287	—	—	4,547,287
TOTAL INVESTMENTS	$4,547,287	$338,516,576	$—	$343,063,863
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	52,377	$52,377	$3,438,689	$3,363,529	$—	$—	127,537	$127,537	$1,995
State Street Navigator Securities Lending Portfolio III	—	—	22,679,381	18,259,631	—	—	4,419,750	4,419,750	3,591
Total		$52,377	$26,118,070	$21,623,160	$—	$—		$4,547,287	$5,586
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6% (a)
U.S. Treasury Bill:
1.58%, 10/3/2019	$738,858,000	$738,790,786
1.72%, 10/8/2019	394,044,000	393,909,915
1.83%, 10/29/2019	394,034,000	393,461,666
1.87%, 10/15/2019	394,034,000	393,774,265
1.89%, 11/14/2019	768,188,000	766,516,530
1.90%, 11/21/2019	797,954,000	795,926,000
1.90%, 11/29/2019	797,909,000	795,538,819
1.92%, 10/17/2019	709,142,000	708,583,352
1.92%, 10/22/2019	394,034,000	393,621,703
1.95%, 10/24/2019	709,253,000	708,440,756
1.95%, 10/31/2019	709,243,000	708,201,299
2.13%, 10/10/2019	965,266,000	964,839,468
2.31%, 11/7/2019	994,916,000	993,157,207
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,753,697,578)		8,754,761,766

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c) (Cost $32,253,259)	32,253,259	$32,253,259
TOTAL INVESTMENTS — 100.0% (Cost $8,785,950,837)		8,787,015,025
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(799,873)
NET ASSETS — 100.0%		$8,786,215,152
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$8,754,761,766	$—	$8,754,761,766
Short-Term Investment	32,253,259	—	—	32,253,259
TOTAL INVESTMENTS	$32,253,259	$8,754,761,766	$—	$8,787,015,025
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,228,740	$22,228,740	$63,150,932	$53,126,413	$—	$—	32,253,259	$32,253,259	$176,742
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 75.1%
AIRLINES — 0.3%
GOL Equity Finance SA 3.75%, 7/15/2024 (a)	$11,250,000	$11,932,763
AUTO MANUFACTURERS — 2.8%
NIO, Inc. 4.50%, 2/1/2024 (a)	21,000,000	5,600,700
Tesla, Inc.:
1.25%, 3/1/2021	35,150,000	34,338,035
2.00%, 5/15/2024	46,135,000	46,882,387
2.38%, 3/15/2022	24,850,000	25,311,713
		112,132,835
BIOTECHNOLOGY — 4.4%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (b)	12,450,000	12,265,242
1.50%, 10/15/2020	10,100,000	10,429,563
Exact Sciences Corp.:
0.38%, 3/15/2027	19,550,000	21,111,654
1.00%, 1/15/2025 (b)	9,875,000	13,929,576
Illumina, Inc.:
0.01%, 8/15/2023 (b)	19,715,000	21,788,229
0.50%, 6/15/2021 (b)	12,650,000	16,760,365
Insmed, Inc. 1.75%, 1/15/2025	12,175,000	10,165,029
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	11,225,000	9,620,499
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	17,115,000	19,486,283
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023	17,775,000	14,785,245
Medicines Co.:
2.50%, 1/15/2022	9,525,000	14,367,701
2.75%, 7/15/2023	11,150,000	13,520,267
		178,229,653
COMMERCIAL SERVICES — 1.7%
Chegg, Inc. 0.13%, 3/15/2025 (a) (b)	21,350,000	19,631,112
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a) (b)	14,000,000	16,389,800
Macquarie Infrastructure Corp. 2.00%, 10/1/2023	10,600,000	9,650,664
Square, Inc. 0.50%, 5/15/2023 (b)	21,125,000	23,504,520
		69,176,096
COMPUTERS — 1.9%
Insight Enterprises, Inc. 0.75%, 2/15/2025 (a)	9,000,000	9,240,570
Lumentum Holdings, Inc. 0.25%, 3/15/2024	10,880,000	12,629,830
Nutanix, Inc. Zero Coupon, 1/15/2023	15,375,000	14,366,861
Security Description	Principal Amount	Value
Pure Storage, Inc. 0.13%, 4/15/2023	$14,350,000	$14,106,337
Western Digital Corp. 1.50%, 2/1/2024 (b)	28,725,000	27,722,498
		78,066,096
DIVERSIFIED FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (a)	15,675,000	15,999,629
ELECTRIC — 0.4%
NRG Energy, Inc. 2.75%, 6/1/2048	14,075,000	15,828,745
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
SunPower Corp.:
0.88%, 6/1/2021	100,000	93,175
4.00%, 1/15/2023	20,945,000	19,228,767
		19,321,942
ELECTRONICS — 1.3%
Fortive Corp. 0.88%, 2/15/2022 (a) (b)	37,100,000	36,670,011
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	15,575,000	14,545,337
		51,215,348
ENERGY-ALTERNATE SOURCES — 0.4%
Tesla Energy Operations, Inc. 1.63%, 11/1/2019 (b)	15,257,000	15,044,317
ENGINEERING & CONSTRUCTION — 0.5%
Dycom Industries, Inc. 0.75%, 9/15/2021	12,225,000	11,657,149
KBR, Inc. 2.50%, 11/1/2023 (a)	9,100,000	10,506,041
		22,163,190
ENTERTAINMENT — 0.4%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023	13,400,000	15,683,494
HEALTH CARE PRODUCTS — 2.2%
Insulet Corp.:
0.38%, 9/1/2026 (a) (b)	20,500,000	20,768,550
1.38%, 11/15/2024	10,175,000	18,700,531
NuVasive, Inc. 2.25%, 3/15/2021	16,407,000	19,309,070
Wright Medical Group NV 2.25%, 11/15/2021 (b)	9,975,000	11,670,251
Wright Medical Group, Inc. 1.63%, 6/15/2023 (b)	21,500,000	20,530,350
		90,978,752

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.6%
Anthem, Inc. 2.75%, 10/15/2042	$6,673,000	$22,321,519
INSURANCE — 0.9%
AXA SA 7.25%, 5/15/2021 (a)	21,325,000	22,682,976
MGIC Investment Corp. 9.00%, 4/1/2063 (a)	10,200,000	13,863,432
		36,546,408
INTERNET — 16.7%
Booking Holdings, Inc.:
0.35%, 6/15/2020	25,207,000	37,657,746
0.90%, 9/15/2021 (b)	26,070,000	30,197,402
Ctrip.com International, Ltd.:
1.00%, 7/1/2020 (b)	18,250,000	17,839,558
1.99%, 7/1/2025 (b)	9,015,000	9,088,472
Etsy, Inc. 0.13%, 10/1/2026 (a)	16,500,000	16,278,405
FireEye, Inc.:
0.88%, 6/1/2024	13,954,000	13,094,434
Series B, 1.63%, 6/1/2035	11,950,000	11,277,096
IAC Financeco 2, Inc. 0.88%, 6/15/2026 (a)	14,528,000	15,140,936
IAC Financeco 3, Inc. 2.00%, 1/15/2030 (a) (b)	13,500,000	14,508,585
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (a)	14,050,000	21,481,186
iQIYI, Inc. 2.00%, 4/1/2025 (a) (b)	30,750,000	26,817,382
IQIYI, Inc. 3.75%, 12/1/2023 (a)	18,250,000	18,077,903
MercadoLibre, Inc. 2.00%, 8/15/2028 (b)	23,050,000	33,983,306
Okta, Inc. 0.13%, 9/1/2025 (a)	27,000,000	24,567,030
Palo Alto Networks, Inc. 0.75%, 7/1/2023	42,725,000	45,005,660
Pinduoduo, Inc. 0.01%, 10/1/2024 (a)	25,500,000	26,165,550
Proofpoint, Inc. 0.25%, 8/15/2024 (a)	24,500,000	26,552,365
RingCentral, Inc. Zero Coupon, 3/15/2023	12,075,000	19,498,348
Snap, Inc. 0.75%, 8/1/2026 (a)	31,500,000	32,335,695
Twitter, Inc.:
0.25%, 6/15/2024	29,350,000	31,123,033
1.00%, 9/15/2021 (b)	25,450,000	25,051,199
Wayfair, Inc.:
0.38%, 9/1/2022 (b)	10,819,000	13,440,119
1.00%, 8/15/2026 (a) (b)	24,750,000	25,418,992
1.13%, 11/1/2024 (a)	15,000,000	18,109,500
Weibo Corp. 1.25%, 11/15/2022 (b)	23,825,000	22,360,954
Security Description	Principal Amount	Value
Wix.com, Ltd. Zero Coupon, 7/1/2023 (b)	$12,150,000	$13,477,023
YY, Inc.:
0.75%, 6/15/2025 (a)	13,270,000	12,147,093
1.38%, 6/15/2026 (a) (b)	12,600,000	11,539,458
Zendesk, Inc. 0.25%, 3/15/2023	14,150,000	18,687,339
Zillow Group, Inc.:
0.75%, 9/1/2024 (a) (b)	15,000,000	14,324,700
1.38%, 9/1/2026 (a)	12,000,000	11,313,000
1.50%, 7/1/2023 (b)	9,125,000	8,012,206
2.00%, 12/1/2021 (b)	13,075,000	12,978,114
		677,549,789
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp.:
3.75%, 2/1/2022	9,950,000	10,282,529
4.63%, 3/1/2024	9,300,000	9,797,550
		20,080,079
LODGING — 1.5%
Caesars Entertainment Corp. 5.00%, 10/1/2024	29,013,020	49,317,782
Huazhu Group, Ltd. 0.38%, 11/1/2022	12,385,000	12,858,602
		62,176,384
MEDIA — 5.0%
DISH Network Corp.:
2.38%, 3/15/2024	26,325,000	23,140,991
3.38%, 8/15/2026	75,327,000	69,071,093
Liberty Interactive LLC:
1.75%, 9/30/2046 (a)	8,540,000	10,902,420
3.50%, 1/15/2031	7,300,000	6,656,505
3.75%, 2/15/2030	11,800,000	8,371,628
4.00%, 11/15/2029	10,407,000	7,489,293
Liberty Latin America, Ltd. 2.00%, 7/15/2024 (a) (b)	10,500,000	10,437,420
Liberty Media Corp.:
1.38%, 10/15/2023	25,052,000	29,951,169
2.13%, 3/31/2048 (a)	8,975,000	9,110,971
2.25%, 12/1/2048 (a)	9,975,000	11,375,889
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	11,675,000	14,611,263
		201,118,642
OIL & GAS — 1.9%
Chesapeake Energy Corp. 5.50%, 9/15/2026	35,325,000	21,065,357
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (b)	20,530,000	13,684,887
Nabors Industries, Inc. 0.75%, 1/15/2024	15,450,000	9,874,713
Transocean, Inc. 0.50%, 1/30/2023 (b)	22,725,000	18,831,980

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Whiting Petroleum Corp. 1.25%, 4/1/2020	$14,575,000	$14,221,411
		77,678,348
PHARMACEUTICALS — 4.2%
Aphria, Inc. 5.25%, 6/1/2024 (a)	7,700,000	5,746,741
DexCom, Inc.:
0.75%, 5/15/2022 (b)	10,260,000	16,294,624
0.75%, 12/1/2023 (a)	22,150,000	25,969,324
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024 (b)	14,625,000	13,669,256
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022	10,450,000	12,145,722
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	15,825,000	15,236,152
1.88%, 8/15/2021	13,722,000	13,742,995
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	13,475,000	18,442,020
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	15,198,000	20,075,038
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (b)	9,475,000	8,801,896
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	12,722,000	11,563,916
Tilray, Inc. 5.00%, 10/1/2023 (a) (b)	13,000,000	8,477,040
		170,164,724
PIPELINES — 0.3%
Cheniere Energy, Inc. 4.25%, 3/15/2045	15,775,000	12,195,337
REAL ESTATE INVESTMENT TRUSTS — 1.2%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	10,525,000	10,996,625
Colony Capital, Inc. 3.88%, 1/15/2021	10,050,000	9,927,189
Extra Space Storage L.P. 3.13%, 10/1/2035 (a)	14,855,000	18,959,437
VEREIT, Inc. 3.75%, 12/15/2020 (b)	10,475,000	10,607,718
		50,490,969
RETAIL — 0.2%
RH 0.01%, 9/15/2024 (a)	8,000,000	8,040,560
SEMICONDUCTORS — 9.8%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	17,350,000	64,575,485
Cree, Inc. 0.88%, 9/1/2023 (b)	13,775,000	15,066,957
Intel Corp. 3.25%, 8/1/2039	9,903,000	25,146,490
Security Description	Principal Amount	Value
Microchip Technology, Inc.:
1.63%, 2/15/2025 (b)	$44,185,000	$83,671,367
1.63%, 2/15/2027 (b)	51,875,000	66,813,444
2.25%, 2/15/2037 (b)	18,485,000	23,861,917
NXP Semiconductors NV 1.00%, 12/1/2019	29,875,000	32,567,036
ON Semiconductor Corp.:
1.00%, 12/1/2020	17,950,000	21,020,707
1.63%, 10/15/2023	13,300,000	16,011,737
Silicon Laboratories, Inc. 1.38%, 3/1/2022	10,399,000	13,547,089
Synaptics, Inc. 0.50%, 6/15/2022	11,775,000	10,970,179
Teradyne, Inc. 1.25%, 12/15/2023	12,015,000	22,859,499
		396,111,907
SOFTWARE — 13.0%
Akamai Technologies, Inc.:
0.13%, 5/1/2025 (b)	29,575,000	33,897,682
0.38%, 9/1/2027 (a) (b)	29,000,000	29,566,080
Alteryx, Inc.:
0.50%, 8/1/2024 (a)	10,250,000	9,948,958
1.00%, 8/1/2026 (a)	10,250,000	9,841,025
Atlassian, Inc. 0.63%, 5/1/2023	25,125,000	41,213,040
Avaya Holdings Corp. 2.25%, 6/15/2023	9,600,000	8,148,000
Bilibili, Inc. 1.38%, 4/1/2026 (a)	14,250,000	12,543,990
Blackline, Inc. 0.13%, 8/1/2024 (a)	13,400,000	12,803,566
Coupa Software, Inc. 0.13%, 6/15/2025 (a) (b)	20,750,000	22,748,017
DocuSign, Inc. 0.50%, 9/15/2023 (a)	14,175,000	15,942,764
Guidewire Software, Inc. 1.25%, 3/15/2025	10,658,000	12,212,682
HubSpot, Inc. 0.25%, 6/1/2022	10,591,000	17,761,425
j2 Global, Inc. 3.25%, 6/15/2029	10,325,000	14,619,374
Momo, Inc. 1.25%, 7/1/2025	18,830,000	16,914,612
New Relic, Inc. 0.50%, 5/1/2023	13,375,000	12,667,730
Nuance Communications, Inc.:
1.00%, 12/15/2035	17,445,000	16,494,945
1.25%, 4/1/2025	9,025,000	8,909,751
Pluralsight, Inc. 0.38%, 3/1/2024 (a)	15,150,000	13,018,850
SailPoint Technologies Holding, Inc. 0.13%, 9/15/2024 (a)	9,500,000	9,019,870
Sea, Ltd. 2.25%, 7/1/2023	12,725,000	22,162,242

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
ServiceNow, Inc. Zero Coupon, 6/1/2022	$20,325,000	$38,975,423
Splunk, Inc.:
0.50%, 9/15/2023	31,850,000	34,122,497
1.13%, 9/15/2025 (b)	22,075,000	24,169,255
Twilio, Inc. 0.25%, 6/1/2023	14,450,000	24,090,173
Verint Systems, Inc. 1.50%, 6/1/2021	9,975,000	10,046,521
Workday, Inc. 0.25%, 10/1/2022 (b)	29,100,000	38,054,070
Zynga, Inc. 0.25%, 6/1/2024 (a)	17,750,000	17,649,358
		527,541,900
TELECOMMUNICATIONS — 1.9%
Finisar Corp. 0.50%, 12/15/2036	15,325,000	15,276,573
GCI Liberty, Inc. 1.75%, 9/30/2046 (a) (b)	12,275,000	14,855,082
Infinera Corp. 2.13%, 9/1/2024	9,400,000	8,212,592
Intelsat SA 4.50%, 6/15/2025	10,300,000	15,129,773
InterDigital, Inc. 2.00%, 6/1/2024 (a)	9,700,000	9,519,871
Viavi Solutions, Inc. 1.00%, 3/1/2024 (b)	12,225,000	15,003,254
		77,997,145
TRANSPORTATION — 0.2%
Golar LNG, Ltd. 2.75%, 2/15/2022	10,235,000	8,957,160
TOTAL CORPORATE BONDS & NOTES (Cost $2,943,516,058)		3,044,743,731
	Shares
CONVERTIBLE PREFERRED STOCKS — 24.6%
AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049	188,450	19,152,174
BANKS — 6.7%
Bank of America Corp. Series L, 7.25%, 12/31/2049	78,692	117,975,833
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	101,571	154,640,832
		272,616,665
CHEMICALS — 0.5%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	427,500	20,109,600
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AMG Capital Trust II 5.15%, 10/15/2037	227,488	$11,146,912
ELECTRIC — 6.6%
American Electric Power Co., Inc. 6.13%, 3/15/2022	416,000	22,913,280
CenterPoint Energy, Inc.:
4.52%, 9/15/2029 (c)	371,171	20,304,464
Series B, 7.00%, 9/1/2021	508,000	26,548,080
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	415,000	43,886,250
NextEra Energy, Inc. 4.87%, 9/1/2022	767,000	38,457,380
Sempra Energy:
Series A, 6.00%, 1/15/2021 (d)	443,150	52,380,330
Series B, 6.75%, 7/15/2021 (d)	148,000	17,413,680
Southern Co. Series 2019, 6.75%, 8/1/2022	890,000	47,623,900
		269,527,364
ELECTRONICS — 0.8%
Fortive Corp. Series A, 5.00%, 7/1/2021	34,050	30,717,526
HAND & MACHINE TOOLS — 0.9%
Colfax Corp. 5.75%, 1/15/2022	120,500	15,730,070
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 (b)	191,129	19,204,642
		34,934,712
HEALTH CARE PRODUCTS — 3.8%
Avantor, Inc. Series A, 6.25%, 5/15/2022	534,000	28,670,460
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,271,639	78,727,170
Danaher Corp. Series A, 4.75%, 4/15/2022	42,350	48,281,118
		155,678,748
METAL FABRICATE & HARDWARE — 0.3%
Rexnord Corp. Series A, 5.75%, 11/15/2019	207,700	11,381,960
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	42,250	53,326,682
SEMICONDUCTORS — 2.4%
Broadcom, Inc. Series A, 8.00%, 9/30/2022	95,500	97,924,344

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
WATER — 0.5%
Aqua America, Inc. 6.00%, 4/30/2022	354,000	$21,452,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $993,930,373)		997,969,087
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e) (f)	2,368,681	2,368,918
State Street Navigator Securities Lending Portfolio III (g) (h)	153,575,665	153,575,665
TOTAL SHORT-TERM INVESTMENTS (Cost $155,944,346)		155,944,583
TOTAL INVESTMENTS — 103.6% (Cost $4,093,390,777)		4,198,657,401
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(144,141,434)
NET ASSETS — 100.0%		$4,054,515,967

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.3% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(d)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,044,743,731	$—	$3,044,743,731
Convertible Preferred Stocks	977,664,623	20,304,464	—	997,969,087
Short-Term Investments	155,944,583	—	—	155,944,583
TOTAL INVESTMENTS	$1,133,609,206	$3,065,048,195	$—	$4,198,657,401
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
Sempra Energy	440,150	$49,072,324	$7,250,370	$7,014,529	$308,116	$2,764,049	443,150	$52,380,330	$664,725
Sempra Energy	148,000	16,430,960	—	—	—	982,720	148,000	17,413,680	249,750
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	108,450,827	106,087,007	4,861	237	2,368,681	2,368,918	34,217
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,244,269	5,244,269	28,149,764	33,394,033	—	—	—	—	17,989
State Street Navigator Securities Lending Portfolio III	153,968,683	153,968,683	142,097,839	142,490,857	—	—	153,575,665	153,575,665	312,762
Total		$224,716,236	$285,948,800	$288,986,426	$312,977	$3,747,006		$225,738,593	$1,279,443
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.7%
BRAZIL — 9.8%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 10/1/2020	BRL	17,900,000	$4,097,551
Series LTN, Zero Coupon, 4/1/2021	BRL	30,600,000	6,820,265
Series LTN, Zero Coupon, 7/1/2021	BRL	35,450,000	7,784,448
Series LTN, Zero Coupon, 10/1/2021	BRL	4,400,000	950,334
Series LTN, Zero Coupon, 1/1/2022	BRL	44,835,000	9,529,886
Series LTN, Zero Coupon, 7/1/2022	BRL	18,450,000	3,792,787
Series LTN, Zero Coupon, 7/1/2023	BRL	10,000,000	1,912,025
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	19,810,000	5,023,578
Series NTNF, 10.00%, 1/1/2023	BRL	59,910,000	15,967,714
Series NTNF, 10.00%, 1/1/2025	BRL	56,850,000	15,618,065
Series NTNF, 10.00%, 1/1/2027	BRL	24,075,000	6,769,447
Series NTNF, 10.00%, 1/1/2029	BRL	16,390,000	4,683,712
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	92,808
10.25%, 1/10/2028	BRL	1,000,000	300,151
12.50%, 1/5/2022	BRL	350,000	96,308
			83,439,079
CHILE — 2.8%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	1,250,000,000	1,819,656
4.50%, 3/1/2021	CLP	1,070,000,000	1,525,206
4.50%, 3/1/2026	CLP	2,940,000,000	4,499,519
4.70%, 9/1/2030 (a)	CLP	1,500,000,000	2,423,282
5.00%, 3/1/2035	CLP	2,495,000,000	4,281,644
5.10%, 7/15/2050	CLP	700,000,000	1,327,115
Series 10YR, 6.00%, 1/1/2022	CLP	65,000,000	96,833
Series 30YR, 6.00%, 1/1/2043	CLP	2,550,000,000	5,190,708
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	345,000,000	479,642
Series 10YR, 6.00%, 2/1/2021	CLP	305,000,000	441,889
Security Description		Principal Amount	Value
Series 10YR, 6.00%, 3/1/2022	CLP	310,000,000	$464,562
Chile Government International Bond 5.50%, 8/5/2020	CLP	610,000,000	859,070
			23,409,126
CHINA — 4.3%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	5,000,000	697,929
Series 1908, 3.42%, 7/2/2024	CNY	12,000,000	1,684,125
Series 1213, 4.21%, 3/22/2022	CNY	10,000,000	1,437,066
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,453,293
Series 1421, 5.10%, 8/7/2021	CNY	10,000,000	1,450,845
China Government Bond:
Series 1902, 2.44%, 2/21/2021	CNY	10,000,000	1,396,967
Series 1903, 2.69%, 3/7/2022	CNY	12,000,000	1,678,231
Series 1822, 3.00%, 10/18/2020	CNY	4,100,000	576,852
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	3,817,347
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,095,428
Series 1814, 3.24%, 7/5/2021	CNY	30,000,000	4,247,323
Series 1907, 3.25%, 6/6/2026	CNY	5,000,000	703,673
Series 1827, 3.25%, 11/22/2028	CNY	25,000,000	3,515,876
Series 1823, 3.29%, 10/18/2023	CNY	20,000,000	2,843,109
Series 1906, 3.29%, 5/23/2029	CNY	12,600,000	1,786,900
Series 1608, 3.52%, 4/25/2046	CNY	6,000,000	815,383
Series 1521, 3.74%, 9/22/2035	CNY	7,000,000	1,015,884
Series 1910, 3.86%, 7/22/2049	CNY	3,000,000	427,735
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,447,384
Series 1824, 4.08%, 10/22/2048	CNY	16,800,000	2,462,918
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	151,274
Series 1806, 4.22%, 3/19/2048	CNY	6,000,000	915,508
Series 1116, 4.50%, 6/23/2041	CNY	4,000,000	645,494
			36,266,544

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
COLOMBIA — 3.8%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	$453,731
7.75%, 4/14/2021	COP	400,000,000	119,743
9.85%, 6/28/2027	COP	115,000,000	42,041
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	20,815,000,000	6,055,524
Series B, 6.25%, 11/26/2025	COP	22,245,000,000	6,675,443
Series B, 7.00%, 5/4/2022	COP	19,954,000,000	6,035,226
Series B, 7.00%, 6/30/2032	COP	10,614,000,000	3,274,483
Series B, 7.25%, 10/18/2034	COP	5,325,000,000	1,674,913
Series B, 7.50%, 8/26/2026	COP	21,462,000,000	6,857,148
Series B, 7.75%, 9/18/2030	COP	2,000,000,000	653,986
Series B, 11.00%, 7/24/2020	COP	235,000,000	71,108
			31,913,346
CZECH REPUBLIC — 3.4%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	22,900,000	895,688
Series 97, 0.45%, 10/25/2023	CZK	64,340,000	2,623,851
Series 104, 0.75%, 2/23/2021	CZK	18,100,000	760,290
Series 94, 0.95%, 5/15/2030	CZK	93,770,000	3,776,927
Series 95, 1.00%, 6/26/2026	CZK	81,470,000	3,371,320
Series 15Y, 2.00%, 10/13/2033	CZK	53,850,000	2,430,120
Series 89, 2.40%, 9/17/2025	CZK	72,520,000	3,250,837
Series 78, 2.50%, 8/25/2028	CZK	45,240,000	2,093,110
Series 105, 2.75%, 7/23/2029	CZK	53,450,000	2,548,369
Series 61, 3.85%, 9/29/2021	CZK	42,070,000	1,865,932
Series 49, 4.20%, 12/4/2036	CZK	21,130,000	1,259,231
Series 52, 4.70%, 9/12/2022	CZK	22,800,000	1,057,964
Series 53, 4.85%, 11/26/2057	CZK	7,300,000	530,235
Security Description		Principal Amount	Value
Series 58, 5.70%, 5/25/2024	CZK	44,000,000	$2,245,705
			28,709,579
HUNGARY — 3.1%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	382,900,000	1,255,104
Series 20/C, 1.00%, 9/23/2020	HUF	196,250,000	644,364
Series 22/B, 1.75%, 10/26/2022	HUF	720,300,000	2,431,807
Series 21/B, 2.50%, 10/27/2021	HUF	978,500,000	3,348,355
Series 24/C, 2.50%, 10/24/2024	HUF	200,000,000	695,522
Series 26/D, 2.75%, 12/22/2026	HUF	275,000,000	973,405
Series 24/B, 3.00%, 6/26/2024	HUF	748,980,000	2,671,578
Series 27/A, 3.00%, 10/27/2027	HUF	799,880,000	2,881,983
Series 30/A, 3.00%, 8/21/2030	HUF	300,000,000	1,073,341
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	490,255
Series 20/B, 3.50%, 6/24/2020	HUF	39,380,000	131,117
Series 25/B, 5.50%, 6/24/2025	HUF	1,334,220,000	5,382,459
Series 23/A, 6.00%, 11/24/2023	HUF	17,340,000	68,513
Series 28/A, 6.75%, 10/22/2028	HUF	348,000,000	1,611,498
Series 22/A, 7.00%, 6/24/2022	HUF	595,590,000	2,292,215
Series 20/A, 7.50%, 11/12/2020	HUF	12,450,000	43,888
			25,995,404
INDONESIA — 8.0%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	67,055,000,000	4,589,689
Series FR64, 6.13%, 5/15/2028	IDR	47,900,000,000	3,122,695
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	99,393
Series FR81, 6.50%, 6/15/2025	IDR	9,000,000,000	624,959
Series FR65, 6.63%, 5/15/2033	IDR	74,870,000,000	4,797,956
Series FR61, 7.00%, 5/15/2022	IDR	78,033,000,000	5,570,990
Series FR59, 7.00%, 5/15/2027	IDR	64,710,000,000	4,525,552
Series FR82, 7.00%, 9/15/2030	IDR	19,000,000,000	1,306,375

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series FR76, 7.38%, 5/15/2048	IDR	7,700,000,000	$502,938
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,834,330
Series FR80, 7.50%, 6/15/2035	IDR	29,000,000,000	2,007,365
Series FR75, 7.50%, 5/15/2038	IDR	41,910,000,000	2,886,963
Series FR77, 8.13%, 5/15/2024	IDR	93,000,000,000	6,922,423
Series FR53, 8.25%, 7/15/2021	IDR	32,975,000,000	2,400,938
Series FR78, 8.25%, 5/15/2029	IDR	97,500,000,000	7,331,080
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	274,119
Series FR72, 8.25%, 5/15/2036	IDR	33,090,000,000	2,424,883
Series FR70, 8.38%, 3/15/2024	IDR	41,100,000,000	3,074,871
Series FR56, 8.38%, 9/15/2026	IDR	10,895,000,000	822,264
Series FR68, 8.38%, 3/15/2034	IDR	38,900,000,000	2,897,701
Series FR79, 8.38%, 4/15/2039	IDR	36,150,000,000	2,681,136
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	695,100
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	531,370
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	467,734
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	80,729
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	101,838
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	27,265
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 3/15/2020	IDR	3,000,000,000	211,618
Series PBS, 6.50%, 5/15/2021	IDR	20,000,000,000	1,408,038
Series SR09, 6.90%, 3/10/2020	IDR	5,000,000,000	354,789
Series PBS, 8.25%, 9/15/2020	IDR	10,150,000,000	728,910
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	283,679
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,581,898
			68,171,588
ISRAEL — 4.4%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	3,300,000	953,119
Security Description		Principal Amount	Value
Series 0421, 1.00%, 4/30/2021	ILS	7,550,000	$2,198,799
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,297,556
Series 1123, 1.50%, 11/30/2023	ILS	4,535,000	1,364,485
Series 0825, 1.75%, 8/31/2025	ILS	13,580,000	4,174,490
Series 0327, 2.00%, 3/31/2027	ILS	10,550,000	3,311,144
Series 0928, 2.25%, 9/28/2028	ILS	10,975,000	3,522,493
Series 0324, 3.75%, 3/31/2024	ILS	10,600,000	3,503,329
Series 0347, 3.75%, 3/31/2047	ILS	6,075,000	2,368,051
Series 0323, 4.25%, 3/31/2023	ILS	3,050,000	995,790
Series 0122, 5.50%, 1/31/2022	ILS	17,595,000	5,677,937
Series 0142, 5.50%, 1/31/2042	ILS	9,810,000	4,698,256
Series 1026, 6.25%, 10/30/2026	ILS	5,925,000	2,358,598
			37,424,047
MALAYSIA — 7.6%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,800,000	431,688
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	448,619
Series 0307, 3.50%, 5/31/2027	MYR	600,000	143,220
Series 0416, 3.62%, 11/30/2021	MYR	8,365,000	2,018,093
Series 0315, 3.66%, 10/15/2020	MYR	4,250,000	1,020,467
Series 0513, 3.73%, 6/15/2028	MYR	14,515,000	3,502,085
Series 0218, 3.76%, 4/20/2023	MYR	15,000,000	3,646,507
Series 0215, 3.80%, 9/30/2022	MYR	4,795,000	1,166,161
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,006,594
Series 0419, 3.83%, 7/5/2034	MYR	2,000,000	489,482
Series 0413, 3.84%, 4/15/2033	MYR	9,860,000	2,412,841
Series 0117, 3.88%, 3/10/2022	MYR	3,600,000	875,083
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	687,942
Series 0212, 3.89%, 3/15/2027	MYR	600,000	146,956
Series 0219, 3.89%, 8/15/2029	MYR	5,425,000	1,353,503

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 0316, 3.90%, 11/30/2026	MYR	2,085,000	$510,798
Series 0417, 3.90%, 11/16/2027	MYR	13,034,000	3,200,026
Series 0119, 3.91%, 7/15/2026	MYR	1,500,000	370,353
Series 0115, 3.96%, 9/15/2025	MYR	6,672,000	1,645,206
Series 0314, 4.05%, 9/30/2021	MYR	2,420,000	588,397
Series 0217, 4.06%, 9/30/2024	MYR	5,645,000	1,392,504
Series 0412, 4.13%, 4/15/2032	MYR	800,000	201,129
Series 0111, 4.16%, 7/15/2021	MYR	4,900,000	1,191,317
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	942,158
Series 0411, 4.23%, 6/30/2031	MYR	3,610,000	913,435
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	420,723
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,104,903
Series 0216, 4.74%, 3/15/2046	MYR	4,425,000	1,210,187
Series 0317, 4.76%, 4/7/2037	MYR	3,135,000	846,846
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	43,786
Series 0418, 4.89%, 6/8/2038	MYR	9,605,000	2,650,585
Series 0518, 4.92%, 7/6/2048	MYR	2,600,000	728,782
Series 0713, 4.94%, 9/30/2043	MYR	300,000	83,966
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	1,500,000	361,140
Series 0418, 3.73%, 3/31/2022	MYR	1,630,000	394,947
Series 0216, 3.74%, 8/26/2021	MYR	1,500,000	362,155
Series 0317, 3.95%, 4/14/2022	MYR	15,190,000	3,698,119
Series 0217, 4.05%, 8/15/2024	MYR	7,400,000	1,826,908
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,101,363
Series 0318, 4.09%, 11/30/2023	MYR	11,550,000	2,847,593
Series 0118, 4.13%, 8/15/2025	MYR	8,750,000	2,174,279
Series 0119, 4.13%, 7/9/2029	MYR	3,300,000	835,605
Security Description		Principal Amount	Value
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	$987,812
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,495,745
Series 0218, 4.37%, 10/31/2028	MYR	7,700,000	1,975,893
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	594,603
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	576,337
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	1,943,087
Series 0617, 4.72%, 6/15/2033	MYR	7,995,000	2,126,781
Series 0517, 4.76%, 8/4/2037	MYR	6,300,000	1,698,523
Series 0615, 4.79%, 10/31/2035	MYR	810,000	218,620
Series 0417, 4.90%, 5/8/2047	MYR	6,500,000	1,767,403
			64,381,255
MEXICO — 4.2%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	40,340,000	1,933,782
Series M, 6.50%, 6/10/2021	MXN	80,269,000	4,051,462
Series M, 6.50%, 6/9/2022	MXN	34,248,000	1,725,427
Series M, 7.25%, 12/9/2021	MXN	40,200,000	2,058,540
Series M 20, 7.50%, 6/3/2027	MXN	73,090,000	3,843,296
Series M, 7.75%, 5/29/2031	MXN	32,028,000	1,718,715
Series M, 7.75%, 11/23/2034	MXN	30,710,000	1,643,228
Series M, 7.75%, 11/13/2042	MXN	59,980,000	3,177,901
Series M, 8.00%, 12/7/2023	MXN	89,030,000	4,720,971
Series M, 8.00%, 11/7/2047	MXN	21,000,000	1,144,555
Series M 20, 8.50%, 5/31/2029	MXN	43,915,000	2,476,024
Series M 30, 8.50%, 11/18/2038	MXN	37,240,000	2,124,231
Series M 20, 10.00%, 12/5/2024	MXN	74,860,000	4,335,768
Series M 30, 10.00%, 11/20/2036	MXN	12,137,000	782,444
			35,736,344
PERU — 3.0%
Bonos de Tesoreria 6.15%, 8/12/2032 (a)	PEN	11,457,000	3,876,286
Peru Government Bond:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
5.40%, 8/12/2034 (a)	PEN	5,050,000	$1,591,255
5.94%, 2/12/2029 (a)	PEN	1,625,000	544,280
Peruvian Government International Bond:
Series REGS, 5.20%, 9/12/2023	PEN	4,270,000	1,377,066
Series REGS, 5.40%, 8/12/2034	PEN	1,604,000	505,420
Series REGS, 5.70%, 8/12/2024	PEN	5,144,000	1,693,427
Series REGS, 6.35%, 8/12/2028	PEN	14,910,000	5,132,411
Series REGS, 6.71%, 2/12/2055	PEN	475,000	174,032
Series REGS, 6.85%, 2/12/2042	PEN	7,225,000	2,606,990
Series REGS, 6.90%, 8/12/2037	PEN	4,460,000	1,611,330
Series REGS, 6.95%, 8/12/2031	PEN	4,412,000	1,589,365
Series REGS, 7.84%, 8/12/2020	PEN	75,000	23,198
Series REGS, 8.20%, 8/12/2026	PEN	12,235,000	4,588,062
			25,313,122
PHILIPPINES — 4.0%
Philippine Government Bond:
Series 5-73, 3.38%, 8/20/2020	PHP	20,650,000	396,838
Series 7-57, 3.50%, 3/20/2021	PHP	77,450,000	1,481,700
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	65,658
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	394,718
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	298,112
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,342,134
Series 1059, 4.13%, 8/20/2024	PHP	13,700,000	259,670
Series 3-23, 4.25%, 1/25/2021	PHP	71,050,000	1,372,500
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,322,866
Series R511, 4.63%, 12/4/2022	PHP	169,250,000	3,309,909
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	1,179,380
Series 1061, 4.75%, 5/4/2027	PHP	173,450,000	3,339,899
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	951,583
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	643,038
Security Description		Principal Amount	Value
Series 7-61, 5.75%, 4/12/2025	PHP	94,000,000	$1,919,324
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	156,613
Series R251, 6.13%, 10/24/2037	PHP	72,000,000	1,555,871
Series 1063, 6.25%, 3/22/2028	PHP	63,200,000	1,350,619
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	95,235
Series 2023, 6.75%, 1/24/2039	PHP	66,000,000	1,537,410
Series 2017, 8.00%, 7/19/2031	PHP	327,737,338	8,003,006
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	343,947
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	597,212
6.25%, 1/14/2036	PHP	20,000,000	463,245
			34,380,487
POLAND — 4.3%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	4,000,000	987,574
Series 0521, Zero Coupon, 5/25/2021	PLN	2,500,000	608,333
Series 0721, 1.75%, 7/25/2021	PLN	13,000,000	3,255,877
Series 0421, 2.00%, 4/25/2021	PLN	8,800,000	2,212,978
Series 0422, 2.25%, 4/25/2022	PLN	18,935,000	4,799,852
Series 0123, 2.50%, 1/25/2023	PLN	6,140,000	1,574,001
Series 0424, 2.50%, 4/25/2024	PLN	31,100,000	8,006,864
Series 0726, 2.50%, 7/25/2026	PLN	10,000,000	2,584,737
Series 0727, 2.50%, 7/25/2027	PLN	20,000,000	5,181,647
Series 0428, 2.75%, 4/25/2028	PLN	18,500,000	4,899,156
Series 0725, 3.25%, 7/25/2025	PLN	8,000,000	2,148,805
			36,259,824
ROMANIA — 2.7%
Romania Government Bond:
Series 3Y, 2.30%, 10/26/2020	RON	3,335,000	758,440
Series 5Y, 3.25%, 3/22/2021	RON	3,905,000	895,473
Series 7Y, 3.25%, 4/29/2024	RON	3,830,000	858,114
Series 5Y, 3.40%, 3/8/2022	RON	15,710,000	3,604,012

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 7Y, 3.50%, 12/19/2022	RON	3,705,000	$849,781
Series 15Y, 3.65%, 9/24/2031	RON	4,750,000	1,004,495
Series 3Y, 4.00%, 10/27/2021	RON	6,985,000	1,622,876
Series 5Y, 4.25%, 6/28/2023	RON	20,140,000	4,716,169
Series 10Y, 4.75%, 2/24/2025	RON	7,625,000	1,817,580
Series 7Y, 4.85%, 4/22/2026	RON	6,175,000	1,482,488
Series 10Y, 5.00%, 2/12/2029	RON	4,400,000	1,074,351
Series 15YR, 5.80%, 7/26/2027	RON	7,790,000	1,987,879
Series 10Y, 5.85%, 4/26/2023	RON	1,550,000	382,088
Series 10YR, 5.95%, 6/11/2021	RON	8,380,000	2,004,947
			23,058,693
RUSSIA — 4.2%
Russian Federal Bond - OFZ:
Series 6224, 6.90%, 5/23/2029	RUB	12,500,000	192,658
Series 5083, 7.00%, 12/15/2021	RUB	127,630,000	1,985,408
Series 6211, 7.00%, 1/25/2023	RUB	140,900,000	2,199,045
Series 6215, 7.00%, 8/16/2023	RUB	160,000,000	2,500,446
Series 6212, 7.05%, 1/19/2028	RUB	188,115,000	2,938,662
Series 6222, 7.10%, 10/16/2024	RUB	213,821,000	3,348,437
Series 6225, 7.25%, 5/10/2034	RUB	101,250,000	1,575,806
Series 6220, 7.40%, 12/7/2022	RUB	284,951,000	4,495,140
Series 6217, 7.50%, 8/18/2021	RUB	37,000,000	580,321
Series 6205, 7.60%, 4/14/2021	RUB	44,400,000	696,050
Series 6209, 7.60%, 7/20/2022	RUB	36,800,000	582,039
Series 6228, 7.65%, 4/10/2030	RUB	60,000,000	970,995
Series 6221, 7.70%, 3/23/2033	RUB	216,060,000	3,493,490
Series 6219, 7.75%, 9/16/2026	RUB	254,790,000	4,135,152
Series 6226, 7.95%, 10/7/2026	RUB	131,150,000	2,150,773
Series 6207, 8.15%, 2/3/2027	RUB	107,009,000	1,775,460
Security Description		Principal Amount	Value
Series 6218, 8.50%, 9/17/2031	RUB	118,892,000	$2,049,012
			35,668,894
SOUTH AFRICA — 4.2%
Republic of South Africa Government Bond:
Series R214, 6.50%, 2/28/2041	ZAR	8,000,000	370,915
Series R208, 6.75%, 3/31/2021	ZAR	4,000,000	263,993
Series R213, 7.00%, 2/28/2031	ZAR	5,500,000	306,912
Series 2048, 8.75%, 2/28/2048	ZAR	12,000,000	700,030
Series R186, 10.50%, 12/21/2026	ZAR	63,100,000	4,643,494
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	9,041,000	431,764
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	664,402
Series R213, 7.00%, 2/28/2031	ZAR	40,062,000	2,235,545
Series 2023, 7.75%, 2/28/2023	ZAR	45,880,000	3,054,330
Series 2030, 8.00%, 1/31/2030	ZAR	88,795,000	5,465,244
Series 2032, 8.25%, 3/31/2032	ZAR	32,440,000	1,971,607
Series 2037, 8.50%, 1/31/2037	ZAR	16,597,000	981,622
Series 2044, 8.75%, 1/31/2044	ZAR	127,541,000	7,490,537
Series 2048, 8.75%, 2/28/2048	ZAR	15,180,000	885,538
Series 2035, 8.88%, 2/28/2035	ZAR	28,330,000	1,758,375
Series 2040, 9.00%, 1/31/2040	ZAR	69,290,000	4,218,156
Series R186, 10.50%, 12/21/2026	ZAR	7,565,000	556,704
			35,999,168
SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	4,272,800,000	3,573,882
Series 2409, 1.38%, 9/10/2024	KRW	1,400,000,000	1,170,768
Series 2612, 1.50%, 12/10/2026	KRW	3,884,000,000	3,257,083
Series 3609, 1.50%, 9/10/2036	KRW	4,263,000,000	3,580,033
Series 2206, 1.63%, 6/10/2022	KRW	1,400,000,000	1,179,863

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 2012, 1.75%, 12/10/2020	KRW	4,820,000,000	$4,048,774
Series 2203, 1.88%, 3/10/2022	KRW	4,403,000,000	3,725,858
Series 2403, 1.88%, 3/10/2024	KRW	5,650,000,000	4,820,667
Series 2606, 1.88%, 6/10/2026	KRW	2,609,000,000	2,241,137
Series 2906, 1.88%, 6/10/2029	KRW	4,950,000,000	4,287,017
Series 2009, 2.00%, 9/10/2020	KRW	1,586,000,000	1,334,140
Series 2103, 2.00%, 3/10/2021	KRW	500,000,000	421,888
Series 2112, 2.00%, 12/10/2021	KRW	1,750,000,000	1,483,595
Series 2209, 2.00%, 9/10/2022	KRW	4,640,200,000	3,949,222
Series 4603, 2.00%, 3/10/2046	KRW	1,170,000,000	1,096,920
Series 4903, 2.00%, 3/10/2049	KRW	6,075,000,000	5,762,683
Series 2706, 2.13%, 6/10/2027	KRW	6,062,000,000	5,310,962
Series 4703, 2.13%, 3/10/2047	KRW	5,412,000,000	5,217,830
Series 2106, 2.25%, 6/10/2021	KRW	3,131,000,000	2,656,511
Series 2309, 2.25%, 9/10/2023	KRW	6,090,000,000	5,258,007
Series 2506, 2.25%, 6/10/2025	KRW	2,230,000,000	1,947,812
Series 2512, 2.25%, 12/10/2025	KRW	500,000,000	438,127
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,352,053
Series 2303, 2.38%, 3/10/2023	KRW	1,618,000,000	1,397,575
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	5,008,835
Series 2812, 2.38%, 12/10/2028	KRW	5,239,000,000	4,715,884
Series 3809, 2.38%, 9/10/2038	KRW	5,709,000,000	5,489,631
Series 2806, 2.63%, 6/10/2028	KRW	4,535,000,000	4,147,517
Series 3509, 2.63%, 9/10/2035	KRW	1,370,000,000	1,332,605
Series 4803, 2.63%, 3/10/2048	KRW	5,454,000,000	5,808,086
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,273,601
Series 2409, 3.00%, 9/10/2024	KRW	100,000,000	89,900
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	289,091
Security Description		Principal Amount	Value
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	$2,406,360
Series 2206, 3.75%, 6/10/2022	KRW	580,000,000	515,964
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	422,966
Series 2106, 4.25%, 6/10/2021	KRW	1,127,000,000	987,642
			105,000,489
THAILAND — 8.3%
Thailand Government Bond:
1.88%, 6/17/2022	THB	94,650,000	3,135,295
2.00%, 12/17/2022	THB	77,102,000	2,569,405
2.13%, 12/17/2026	THB	132,140,000	4,516,606
2.40%, 12/17/2023	THB	192,400,000	6,545,379
2.55%, 6/26/2020	THB	24,178,000	796,927
2.88%, 12/17/2028	THB	159,510,000	5,826,515
2.88%, 6/17/2046	THB	74,085,000	3,029,187
3.30%, 6/17/2038	THB	149,500,000	6,267,723
3.40%, 6/17/2036	THB	130,960,000	5,465,744
3.58%, 12/17/2027	THB	4,650,000	176,472
3.60%, 6/17/2067	THB	79,000,000	3,710,633
3.63%, 6/16/2023	THB	49,739,000	1,756,355
3.65%, 12/17/2021	THB	69,681,000	2,391,108
3.65%, 6/20/2031	THB	5,845,000	234,795
3.78%, 6/25/2032	THB	82,940,000	3,406,589
3.80%, 6/14/2041	THB	12,750,000	570,655
3.85%, 12/12/2025	THB	19,632,000	733,280
3.85%, 12/12/2025	THB	122,750,000	4,584,865
4.00%, 6/17/2066	THB	54,280,000	2,773,242
4.68%, 6/29/2044	THB	49,500,000	2,535,961
4.85%, 6/17/2061	THB	48,195,000	2,739,658
4.88%, 6/22/2029	THB	22,564,000	963,328
4.88%, 6/22/2029	THB	100,000,000	4,269,314
5.67%, 3/13/2028	THB	10,000,000	434,988
Series 06-5, 5.85%, 3/31/2021	THB	16,000,000	557,414
			69,991,438
TURKEY — 3.2%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	175,000	25,677
8.00%, 3/12/2025	TRY	6,690,000	955,841
8.50%, 9/14/2022	TRY	4,000,000	628,885
8.80%, 9/27/2023	TRY	2,300,000	351,120
9.00%, 7/24/2024	TRY	13,550,000	2,045,758
9.20%, 9/22/2021	TRY	28,660,000	4,722,949
9.40%, 7/8/2020	TRY	600,000	103,328
10.40%, 3/20/2024	TRY	850,000	136,235
10.50%, 8/11/2027	TRY	7,080,000	1,093,378
10.60%, 2/11/2026	TRY	15,544,000	2,463,806
10.70%, 2/17/2021	TRY	2,870,000	491,760
10.70%, 8/17/2022	TRY	11,190,000	1,848,010
11.00%, 3/2/2022	TRY	20,210,000	3,421,723
11.00%, 2/24/2027	TRY	10,548,000	1,676,584

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
12.20%, 1/18/2023	TRY	26,470,000	$4,561,288
12.40%, 3/8/2028	TRY	8,050,000	1,371,487
16.20%, 6/14/2023	TRY	5,850,000	1,124,103
23.00%, 8/12/2020	TRY	800,000	152,732
			27,174,664
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $831,053,177)			828,293,091
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c) (d) (Cost $327,033)	327,033	327,033
TOTAL INVESTMENTS — 97.7% (Cost $831,380,210)		828,620,124
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		19,104,454
NET ASSETS — 100.0%		$847,724,578

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.

At September 30, 2019, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	USD139,727	CNH1,000,000	10/08/2019	$305
Barclays Capital	CNH7,000,000	USD982,183	10/08/2019	1,956
Barclays Capital	CNH5,200,000	USD729,612	10/08/2019	1,443
Citibank N.A.	CNH10,000,000	USD1,396,414	10/08/2019	(3,911)
HSBC Bank PLC	USD4,365,048	CNH31,200,000	10/08/2019	3,965
HSBC Bank PLC	CNH1,000,000	USD141,091	10/08/2019	1,058
JP Morgan Chase Bank, N.A.	CNH9,000,000	USD1,257,134	10/08/2019	(3,158)
Societe Generale	ARS30,000,000	USD441,826	10/04/2019	(75,227)
Standard Chartered Bank	USD456,413	ARS30,000,000	10/04/2019	60,641
Standard Chartered Bank	USD2,205,019	BRL9,200,000	10/04/2019	3,456
Standard Chartered Bank	USD948,396	IDR13,600,000,000	10/04/2019	10,016
Standard Chartered Bank	BRL9,200,000	USD2,214,519	10/04/2019	6,045
Standard Chartered Bank	IDR13,600,000,000	USD961,063	10/04/2019	2,651
Standard Chartered Bank	USD2,210,369	BRL9,200,000	11/06/2019	(6,694)
Standard Chartered Bank	USD957,679	IDR13,600,000,000	11/06/2019	(1,899)
Standard Chartered Bank	IDR9,000,000,000	USD631,756	11/06/2019	(745)
Westpac Banking Corp	HUF115,000,000	USD373,999	10/04/2019	(334)
Westpac Banking Corp	USD374,707	HUF115,000,000	11/06/2019	333
Westpac Banking Corp.	USD377,052	HUF115,000,000	10/04/2019	(2,719)
Total				$(2,818)

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

ARS	Argentina Peso
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$828,293,091	$—	$828,293,091
Short-Term Investment	327,033	—	—	327,033
TOTAL INVESTMENTS	$327,033	$828,293,091	$—	$828,620,124
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	91,869	—	91,869
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$91,869	$—	$91,869
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$327,033	$828,384,960	$—	$828,711,993
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(94,687)	—	(94,687)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(94,687)	$—	$(94,687)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,816,789	$3,816,789	$52,419,834	$55,909,590	$—	$—	327,033	$327,033	$20,901
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.3%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$683,000	$30,851
Lamar Media Corp. 5.75%, 2/1/2026	8,140,000	8,615,457
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	12,218,000	11,158,211
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 8/15/2027 (a)	8,109,000	8,502,287
		28,306,806
AEROSPACE & DEFENSE — 1.8%
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a)	7,499,000	7,887,973
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	2,178,000	2,167,371
7.50%, 12/1/2024 (a) (b)	14,676,000	14,786,804
7.50%, 3/15/2025 (a) (b)	20,958,000	20,954,856
7.88%, 4/15/2027 (a)	26,758,000	26,606,550
8.75%, 12/1/2021 (a)	11,956,000	13,013,747
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	7,544,000	7,847,344
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	55,518,000	59,617,449
6.38%, 6/15/2026	12,758,000	13,424,988
7.50%, 3/15/2027 (b)	7,660,000	8,315,390
6.50%, 5/15/2025	9,458,997	9,851,451
Triumph Group, Inc. 6.25%, 9/15/2024 (a)	7,108,000	7,408,669
		191,882,592
AGRICULTURE — 0.5%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	5,516,000	5,801,012
JBS Investments II GmbH:
5.75%, 1/15/2028 (a)	11,309,000	11,773,460
7.00%, 1/15/2026 (a)	15,280,000	16,505,609
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	13,217,000	12,684,487
		46,764,568
AIRLINES — 0.1%
American Airlines Group, Inc. 5.00%, 6/1/2022 (a)	9,917,000	10,276,392
APPAREL — 0.4%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a) (b)	6,538,000	6,886,999
4.88%, 5/15/2026 (a) (b)	17,952,000	18,978,854
Under Armour, Inc. 3.25%, 6/15/2026	7,482,000	7,202,473
Security Description	Principal Amount	Value
William Carter Co. 5.63%, 3/15/2027 (a) (b)	$6,640,000	$7,116,619
		40,184,945
AUTO MANUFACTURERS — 0.9%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	12,085,000	12,355,221
5.88%, 6/1/2029 (a)	8,837,000	9,584,080
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	9,153,000	9,359,217
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	19,212,820	20,536,775
Jaguar Land Rover Automotive PLC 4.50%, 10/1/2027 (a)	7,511,000	5,952,693
Navistar International Corp. 6.63%, 11/1/2025 (a)	15,526,000	15,764,945
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	24,934,000	22,424,892
		95,977,823
AUTO PARTS & EQUIPMENT — 1.3%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	12,227,000	9,945,320
Adient US LLC 7.00%, 5/15/2026 (a)	12,383,000	12,959,800
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	10,371,000	10,068,893
Delphi Technologies PLC 5.00%, 10/1/2025 (a) (b)	11,064,000	9,824,389
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	9,762,000	9,611,079
5.00%, 5/31/2026 (b)	12,482,000	12,666,359
5.13%, 11/15/2023 (b)	12,951,000	13,130,242
IHO Verwaltungs GmbH 6.00%, 5/15/2027 (a)	25,000	25,468
IHO Verwaltungs GmbH PIK 4.75%, 9/15/2026 (a)	6,878,000	6,776,825
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a)	14,338,000	15,089,024
8.50%, 5/15/2027 (a)	27,240,000	27,584,314
Tenneco, Inc. 5.00%, 7/15/2026 (b)	6,966,000	5,736,710
		133,418,423
BANKS — 1.7%
Barclays PLC:
4.38%, 9/11/2024	5,756,000	5,934,436
4.84%, 5/9/2028 (b)	26,750,000	27,900,785
5.20%, 5/12/2026	27,589,000	29,322,693
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	21,830,000	22,814,751

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CIT Bank NA SOFR + 1.72%, 2.97%, 9/27/2025 (b) (c)	$4,300,000	$4,312,169
CIT Group, Inc.:
4.13%, 3/9/2021 (b)	7,775,000	7,933,688
4.75%, 2/16/2024	6,744,000	7,143,177
5.25%, 3/7/2025	8,141,000	8,887,204
Deutsche Bank AG:
4.50%, 4/1/2025 (b)	19,998,000	19,284,072
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	13,238,000	11,860,189
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a)	9,145,000	8,427,666
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	1,828,000	1,881,542
5.71%, 1/15/2026 (a)	19,139,000	20,338,441
		176,040,813
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	10,703,000	11,107,252
BUILDING MATERIALS — 0.9%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	6,100,000	6,357,054
Masonite International Corp. 5.38%, 2/1/2028 (a) (b)	6,991,000	7,304,546
NCI Building Systems, Inc. 8.00%, 4/15/2026 (a) (b)	9,407,000	9,261,756
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	12,291,000	12,717,744
5.00%, 2/15/2027 (a)	8,058,000	8,352,520
5.38%, 11/15/2024 (a)	15,388,000	15,842,869
5.50%, 2/15/2023 (a)	3,986,000	4,075,406
6.00%, 10/15/2025 (a) (b)	15,990,000	16,757,200
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	8,378,000	8,530,563
US Concrete, Inc. 6.38%, 6/1/2024	7,647,000	7,947,757
		97,147,415
CHEMICALS — 2.0%
Avantor, Inc. 9.00%, 10/1/2025 (a)	25,948,000	29,208,885
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	4,152,000	4,299,645
Blue Cube Spinco LLC:
9.75%, 10/15/2023	3,728,000	4,083,726
10.00%, 10/15/2025	10,824,000	12,130,132
Chemours Co.:
5.38%, 5/15/2027 (b)	6,176,000	5,336,990
6.63%, 5/15/2023 (b)	14,147,000	13,984,592
7.00%, 5/15/2025 (b)	10,202,000	9,662,824
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	7,302,000	7,344,571
Security Description	Principal Amount	Value
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a) (b)	$9,307,000	$9,745,825
Eurochem Finance DAC 5.50%, 3/13/2024	5,586,000	6,020,032
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	5,365,000	5,527,774
OCI NV 6.63%, 4/15/2023 (a)	8,627,000	9,021,168
Olin Corp.:
5.00%, 2/1/2030	7,438,000	7,454,289
5.13%, 9/15/2027 (b)	8,100,000	8,321,292
5.63%, 8/1/2029 (b)	11,140,000	11,573,123
Platform Specialty Products Corp. 5.88%, 12/1/2025 (a)	8,524,000	8,915,678
PQ Corp. 6.75%, 11/15/2022 (a)	8,331,000	8,624,668
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	6,961,000	6,742,077
SPCM SA 4.88%, 9/15/2025 (a)	4,411,000	4,506,322
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	9,234,000	9,207,314
TPC Group, Inc. 10.50%, 8/1/2024 (a)	12,334,000	12,891,373
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	8,601,000	8,364,387
Tronox, Inc. 6.50%, 4/15/2026 (a) (b)	7,339,000	7,004,342
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	1,816,000	1,889,003
		211,860,032
COAL — 0.2%
Peabody Energy Corp.:
6.00%, 3/31/2022 (a) (b)	6,745,000	6,769,552
6.38%, 3/31/2025 (a)	6,517,000	6,396,957
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	9,961,000	8,888,897
		22,055,406
COMMERCIAL SERVICES — 4.6%
ADT Security Corp. 4.88%, 7/15/2032 (a)	9,246,000	8,147,113
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	8,419,000	7,177,366
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	9,273,000	9,260,852

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	$14,062,000	$14,842,441
9.75%, 7/15/2027 (a)	14,469,000	15,097,823
APTIM Corp. 7.75%, 6/15/2025 (a)	6,281,000	4,459,510
APX Group, Inc. 7.88%, 12/1/2022 (b)	12,664,000	12,595,614
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	7,051,000	7,158,880
BidFair MergeRight, Inc. 7.38%, 10/15/2027 (a) (d)	8,688,000	8,866,712
Brink's Co. 4.63%, 10/15/2027 (a)	9,283,000	9,353,087
Cenveo Corp. 6.00%, 8/1/2019 (a) (e)	2,175,000	560,063
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	17,271,000	18,547,672
8.25%, 11/15/2026 (a)	20,816,000	22,988,358
Garda World Security Corp. 8.75%, 5/15/2025 (a) (b)	9,570,000	9,844,372
Gartner, Inc. 5.13%, 4/1/2025 (a) (b)	9,638,000	10,093,299
Harsco Corp. 5.75%, 7/31/2027 (a) (b)	6,342,000	6,600,436
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	16,527,000	17,187,419
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	10,456,000	10,457,464
7.13%, 8/1/2026 (a) (b)	6,788,000	7,079,816
7.63%, 6/1/2022 (a)	16,218,000	16,882,127
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	8,193,000	8,482,704
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	8,431,000	9,169,977
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	7,465,000	7,387,364
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	11,460,000	11,770,337
5.75%, 4/15/2026 (a) (b)	19,354,000	20,137,450
9.25%, 5/15/2023 (a)	16,480,000	17,320,810
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	5,729,000	5,974,430
Service Corp. International:
4.63%, 12/15/2027	6,953,000	7,259,488
5.13%, 6/1/2029 (b)	9,817,000	10,501,736
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a) (b)	4,654,000	4,851,376
Star Merger Sub, Inc.:
6.88%, 8/15/2026 (a)	8,875,000	9,690,080
10.25%, 2/15/2027 (a)	9,838,000	10,882,500
Security Description	Principal Amount	Value
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	$11,672,000	$8,077,024
United Rentals North America, Inc.:
4.63%, 7/15/2023	9,537,000	9,761,978
4.63%, 10/15/2025	11,229,000	11,473,680
4.88%, 1/15/2028 (b)	21,981,000	22,853,426
5.25%, 1/15/2030 (b)	8,888,000	9,325,912
5.50%, 7/15/2025 (b)	11,816,000	12,306,246
5.50%, 5/15/2027	13,715,000	14,543,935
5.88%, 9/15/2026	14,759,000	15,738,407
6.50%, 12/15/2026	17,553,000	19,138,387
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	16,385,000	17,464,280
		481,311,951
COMPUTERS — 1.5%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	19,235,000	18,373,657
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	22,439,000	22,800,717
7.13%, 6/15/2024 (a) (b)	20,482,000	21,617,317
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a) (b)	11,265,000	6,301,866
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	10,725,400	8,924,712
9.25%, 3/1/2021 (a) (b)	3,500	3,289
NCR Corp.:
5.75%, 9/1/2027 (a)	6,140,000	6,362,268
6.13%, 9/1/2029 (a)	7,319,000	7,721,911
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	14,407,000	14,844,973
West Corp. 8.50%, 10/15/2025 (a) (b)	16,219,000	13,036,670
Western Digital Corp. 4.75%, 2/15/2026 (b)	32,066,000	33,016,436
		153,003,816
COSMETICS/PERSONAL CARE — 0.1%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	7,721,000	8,048,371
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	7,022,000	6,846,239
		14,894,610
DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc. 5.88%, 5/15/2026 (a)	8,070,000	8,482,135
Core & Main L.P. 6.13%, 8/15/2025 (a)	6,007,000	6,015,830

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (b)	$13,282,000	$13,694,273
HD Supply, Inc. 5.38%, 10/15/2026 (a)	10,222,000	10,836,444
IAA, Inc. 5.50%, 6/15/2027 (a)	6,039,000	6,411,486
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	11,231,000	11,650,478
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	14,622,000	15,432,059
		72,522,705
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Ally Financial, Inc.:
3.88%, 5/21/2024	8,809,000	9,118,108
4.13%, 2/13/2022	10,172,000	10,437,794
4.25%, 4/15/2021	7,419,000	7,569,457
4.63%, 3/30/2025	6,536,000	7,040,252
5.13%, 9/30/2024	3,694,000	4,033,183
5.75%, 11/20/2025 (b)	14,392,000	16,121,631
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	7,094,000	4,935,863
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	9,981,000	8,773,099
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	21,479,000	21,749,850
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.38%, 12/15/2025	8,925,000	9,394,187
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	5,472,000	5,694,437
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	6,219,000	6,402,523
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	8,979,000	9,338,340
Metropolitan Light Co., Ltd. 5.50%, 11/21/2022 (a) (b)	8,239,000	8,480,073
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a) (b)	13,366,000	13,918,818
Navient Corp.:
5.00%, 10/26/2020	7,183,000	7,308,703
5.88%, 3/25/2021	8,474,000	8,770,929
5.88%, 10/25/2024	8,280,000	8,391,532
6.50%, 6/15/2022	13,994,000	14,981,417
6.63%, 7/26/2021	10,100,000	10,659,338
6.75%, 6/25/2025 (b)	7,068,000	7,307,181
6.75%, 6/15/2026 (b)	7,326,000	7,506,293
7.25%, 9/25/2023 (b)	7,124,000	7,748,062
NFP Corp. 6.88%, 7/15/2025 (a)	9,216,000	9,160,612
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a)	12,547,000	12,938,215
5.75%, 5/1/2025 (a)	17,714,000	18,302,636
Security Description	Principal Amount	Value
Springleaf Finance Corp.:
5.63%, 3/15/2023	$9,504,000	$10,192,185
6.13%, 5/15/2022	11,875,000	12,763,962
6.13%, 3/15/2024	21,404,000	23,081,860
6.63%, 1/15/2028 (b)	10,871,000	11,736,984
6.88%, 3/15/2025	18,084,000	19,951,173
7.13%, 3/15/2026	21,812,000	24,191,253
8.25%, 12/15/2020	11,101,975	11,828,932
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	5,819,000	6,018,534
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	6,866,000	7,042,525
Wand Merger Corp. 9.13%, 7/15/2026 (a) (b)	10,479,000	11,160,973
		394,050,914
ELECTRIC — 2.3%
AES Corp.:
4.00%, 3/15/2021	5,295,000	5,393,964
4.50%, 3/15/2023	7,643,000	7,820,165
5.13%, 9/1/2027 (b)	6,515,000	6,924,859
5.50%, 4/15/2025 (b)	6,415,000	6,662,555
6.00%, 5/15/2026	9,385,000	9,976,161
Calpine Corp.:
5.25%, 6/1/2026 (a) (b)	17,090,000	17,706,607
5.38%, 1/15/2023	1,127,000	1,141,155
5.50%, 2/1/2024 (b)	6,857,000	6,947,169
5.75%, 1/15/2025 (b)	509,000	521,140
Clearway Energy Operating LLC 5.75%, 10/15/2025 (a) (b)	7,697,000	8,098,014
Drax Finco PLC 6.63%, 11/1/2025 (a)	6,459,000	6,743,261
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a) (b)	9,650,000	9,680,204
4.25%, 7/15/2024 (a)	10,705,000	11,065,437
4.25%, 9/15/2024 (a) (b)	8,238,000	8,527,236
4.50%, 9/15/2027 (a)	3,454,000	3,559,002
NRG Energy, Inc.:
5.25%, 6/15/2029 (a)	9,681,000	10,408,237
5.75%, 1/15/2028 (a)	840	905
5.75%, 1/15/2028	10,696,000	11,518,629
6.63%, 1/15/2027 (b)	16,745,000	18,159,115
7.25%, 5/15/2026	13,315,000	14,606,155
Talen Energy Supply LLC:
6.50%, 6/1/2025	9,727,000	7,609,627
7.25%, 5/15/2027 (a) (b)	10,327,000	10,516,294
10.50%, 1/15/2026 (a)	8,276,000	7,148,395
Vistra Energy Corp. 7.63%, 11/1/2024	2,433,000	2,539,711
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	16,768,000	17,280,095
5.50%, 9/1/2026 (a)	12,220,000	12,798,739

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 2/15/2027 (a)	$19,721,000	$20,773,510
		244,126,341
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
5.50%, 6/15/2025 (a) (b)	7,783,000	8,055,639
6.38%, 7/15/2026 (a) (b)	7,380,000	7,910,770
7.75%, 1/15/2027 (a) (b)	9,584,000	10,669,100
		26,635,509
ELECTRONICS — 0.2%
Ingram Micro, Inc. 5.45%, 12/15/2024	7,925,000	8,206,892
Sensata Technologies B.V. 5.00%, 10/1/2025 (a)	7,069,000	7,565,173
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	1,650,000	1,653,020
		17,425,085
ENERGY-ALTERNATE SOURCES — 0.2%
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	7,101,125	7,274,605
5.00%, 1/31/2028 (a)	8,873,000	9,269,002
		16,543,607
ENGINEERING & CONSTRUCTION — 0.4%
AECOM:
5.13%, 3/15/2027	13,389,000	14,047,203
5.88%, 10/15/2024	9,935,000	10,795,967
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	13,422,000	11,992,691
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	7,609,000	7,378,524
		44,214,385
ENTERTAINMENT — 2.5%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	7,779,000	7,422,411
5.88%, 11/15/2026 (b)	8,311,000	7,559,852
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	7,095,000	7,604,137
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027 (b)	6,036,000	6,466,729
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	7,227,000	7,411,867
5.50%, 4/1/2027 (a)	8,398,000	8,907,927
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	21,579,000	22,074,022
Security Description	Principal Amount	Value
Eldorado Resorts, Inc.:
6.00%, 4/1/2025	$11,503,000	$12,150,159
6.00%, 9/15/2026	8,260,000	9,067,332
International Game Technology PLC:
6.25%, 2/15/2022 (a)	20,753,000	21,931,771
6.25%, 1/15/2027 (a) (b)	8,425,000	9,335,321
6.50%, 2/15/2025 (a) (b)	14,677,000	16,284,865
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	8,392,000	8,881,170
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	6,761,000	7,013,861
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	7,905,000	7,579,156
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a) (b)	17,353,000	17,927,384
8.25%, 3/15/2026 (a)	16,026,000	17,001,983
10.00%, 12/1/2022	15,065,000	15,660,971
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	12,069,000	12,501,674
5.50%, 4/15/2027 (a) (b)	7,645,000	8,161,190
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a) (b)	13,563,000	14,380,985
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a) (b)	12,118,000	12,720,265
		258,045,032
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	7,117,000	7,453,919
GFL Environmental, Inc. 8.50%, 5/1/2027 (a) (b)	8,366,000	9,274,045
Stericycle, Inc. 5.38%, 7/15/2024 (a)	7,867,000	8,080,353
Tervita Corp. 7.63%, 12/1/2021 (a)	8,545,000	8,689,496
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	6,911,000	7,132,014
		40,629,827
FOOD — 3.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's Inc./Albertson's LLC 5.75%, 3/15/2025	17,480,000	18,034,990
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC 5.88%, 2/15/2028 (a)	10,169,000	10,778,937
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 6/15/2024	$16,369,000	$17,188,760
7.50%, 3/15/2026 (a)	7,832,000	8,781,238
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	13,262,000	13,581,747
5.25%, 9/15/2027 (b)	7,290,000	7,467,512
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	7,132,000	6,870,256
Dean Foods Co. 6.50%, 3/15/2023 (a)	6,729,000	3,582,856
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	9,634,000	5,395,040
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	11,856,000	12,343,756
5.88%, 7/15/2024 (a)	1,136,000	1,169,841
6.75%, 2/15/2028 (a)	12,565,000	13,913,978
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a)	16,162,000	17,125,094
6.50%, 4/15/2029 (a)	18,909,000	21,012,815
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a) (b)	10,878,000	11,456,927
4.88%, 11/1/2026 (a)	12,397,000	13,045,363
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	13,166,000	13,635,105
5.88%, 9/30/2027 (a)	12,354,000	13,290,186
Post Holdings, Inc.:
5.00%, 8/15/2026 (a) (b)	22,943,000	23,808,639
5.50%, 3/1/2025 (a) (b)	10,903,000	11,416,858
5.50%, 12/15/2029 (a)	11,411,000	11,911,829
5.63%, 1/15/2028 (a)	14,281,000	15,134,861
5.75%, 3/1/2027 (a)	17,788,000	18,866,486
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	6,753,000	6,773,394
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	8,475,000	8,290,076
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	7,451,000	7,755,075
US Foods, Inc. 5.88%, 6/15/2024 (a) (b)	7,327,000	7,557,141
		320,188,760
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	6,736,000	6,940,303
5.00%, 4/1/2025 (a) (b)	9,749,000	10,070,717
5.00%, 2/1/2028 (a) (b)	15,588,000	16,229,446
5.13%, 1/15/2024	10,618,000	10,964,678
		44,205,144
FOREST PRODUCTS & PAPER — 0.0% (f)
Mercer International, Inc. 7.38%, 1/15/2025 (a) (d)	2,400,000	2,496,144
Security Description	Principal Amount	Value
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	$12,224,000	$13,121,608
5.63%, 5/20/2024	10,192,000	10,926,130
5.75%, 5/20/2027	5,314,000	5,736,197
5.88%, 8/20/2026	5,389,000	5,919,332
		35,703,267
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	8,174,000	8,663,296
HEALTH CARE PRODUCTS — 0.5%
Avantor, Inc. 6.00%, 10/1/2024 (a)	21,221,000	22,733,421
Hologic, Inc. 4.38%, 10/15/2025 (a)	12,219,000	12,522,642
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	7,883,025	8,043,918
Teleflex, Inc. 4.63%, 11/15/2027 (b)	4,624,000	4,826,392
		48,126,373
HEALTH CARE SERVICES — 6.8%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	8,312,000	8,507,415
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a)	7,108,000	6,902,934
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	6,047,000	6,272,674
Centene Corp.:
4.75%, 1/15/2025	17,908,000	18,403,335
5.63%, 2/15/2021	16,497,000	16,731,917
6.13%, 2/15/2024	13,612,000	14,183,160
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	26,127,000	27,341,644
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	6,459,000	6,853,968
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023 (b)	42,702,000	42,447,923
8.00%, 3/15/2026 (a) (b)	24,977,000	24,945,029
8.13%, 6/30/2024 (a)	17,671,000	14,146,872
8.63%, 1/15/2024 (a) (b)	13,746,000	14,235,633
9.88%, 6/30/2023 (a) (b) (g)	21,336,971	18,414,019
DaVita, Inc. 5.00%, 5/1/2025 (b)	22,016,000	21,954,575
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	14,578,000	14,710,077
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	9,929,000	10,022,928
Encompass Health Corp.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/1/2028	$7,319,000	$7,420,807
4.75%, 2/1/2030	7,496,000	7,594,123
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	16,832,000	10,267,520
HCA, Inc.:
5.25%, 6/15/2026	202,500	226,557
5.38%, 2/1/2025	35,579,000	38,841,239
5.38%, 9/1/2026	14,230,000	15,620,271
5.63%, 9/1/2028	20,889,000	23,304,604
5.88%, 2/15/2026	20,446,000	22,873,962
5.88%, 2/1/2029 (b)	13,717,000	15,429,705
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	8,059,000	8,188,428
6.25%, 1/15/2027 (a) (b)	17,180,000	17,023,318
Molina Healthcare, Inc. 5.38%, 11/15/2022	9,005,000	9,554,305
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	22,727,000	20,969,976
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	18,447,965	15,686,858
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	6,291,000	6,700,733
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	23,556,000	25,235,543
Select Medical Corp. 6.25%, 8/15/2026 (a)	7,819,000	8,206,744
Tenet Healthcare Corp.:
4.63%, 7/15/2024	24,507,000	25,189,275
4.63%, 9/1/2024 (a)	9,065,000	9,334,774
4.88%, 1/1/2026 (a)	28,839,000	29,632,649
5.13%, 5/1/2025 (b)	20,646,000	20,958,168
5.13%, 11/1/2027 (a)	20,054,000	20,708,763
6.25%, 2/1/2027 (a)	22,116,000	23,016,785
6.75%, 6/15/2023 (b)	25,714,000	27,023,100
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	15,453,000	16,138,186
5.38%, 8/15/2026 (a)	11,297,000	12,069,376
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a) (b)	10,155,000	9,397,031
		712,686,903
HOLDING COMPANIES-DIVERSIFIED — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a) (b)	6,720,000	6,534,326
HOME BUILDERS — 1.0%
Beazer Homes USA, Inc. 7.25%, 10/15/2029 (a) (b)	4,433,000	4,512,794
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.25%, 9/15/2027 (a) (b)	8,234,000	8,261,172
Security Description	Principal Amount	Value
Century Communities, Inc. 6.75%, 6/1/2027 (a)	$7,615,000	$8,176,987
Lennar Corp.:
4.13%, 1/15/2022	5,111,000	5,242,353
4.50%, 11/15/2019	40	40
4.50%, 4/30/2024	10,482,000	11,055,785
4.75%, 4/1/2021	9,493,000	9,715,706
4.75%, 5/30/2025	7,025,000	7,502,068
4.75%, 11/29/2027	11,879,000	12,758,283
Mattamy Group Corp. 6.50%, 10/1/2025 (a) (b)	6,661,000	7,056,530
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	8,277,000	8,943,795
5.50%, 3/1/2026	9,304,000	10,211,884
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	5,671,000	6,222,505
		99,659,902
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	7,764,000	8,109,498
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	12,501,000	11,124,015
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	7,618,000	7,943,212
Spectrum Brands, Inc. 5.75%, 7/15/2025	13,324,000	13,892,935
		32,960,162
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	10,058,000	9,409,661
8.13%, 2/15/2024 (a)	12,736,000	13,720,747
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	7,353,000	7,515,281
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	8,152,000	7,867,006
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	6,566,000	6,598,896
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	7,530,000	8,103,711
HUB International, Ltd. 7.00%, 5/1/2026 (a)	19,156,000	19,664,400
USI, Inc. 6.88%, 5/1/2025 (a)	7,358,000	7,474,036
		80,353,738

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 2.5%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a) (b)	$8,592,000	$9,043,510
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	7,841,000	8,011,620
Netflix, Inc.:
4.38%, 11/15/2026 (b)	15,203,000	15,417,210
4.88%, 4/15/2028 (b)	22,457,000	22,827,316
5.38%, 11/15/2029 (a)	12,878,000	13,440,769
5.50%, 2/15/2022	4,949,000	5,254,452
5.88%, 2/15/2025 (b)	11,918,000	13,096,809
5.88%, 11/15/2028 (b)	26,329,000	28,634,367
6.38%, 5/15/2029 (a)	12,030,000	13,323,225
Symantec Corp. 5.00%, 4/15/2025 (a) (b)	15,355,000	15,587,628
Uber Technologies, Inc.:
7.50%, 11/1/2023 (a) (b)	8,782,000	8,848,831
7.50%, 9/15/2027 (a) (b)	16,996,000	16,928,696
8.00%, 11/1/2026 (a)	19,653,000	19,906,524
VeriSign, Inc.:
4.75%, 7/15/2027	6,741,000	7,073,871
5.25%, 4/1/2025	7,426,000	8,112,979
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	24,410,000	25,001,699
6.00%, 4/1/2023	18,732,000	19,251,813
6.38%, 5/15/2025 (b)	13,124,000	13,533,075
		263,294,394
INVESTMENT COMPANY SECURITY — 0.5%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	7,039,000	7,148,597
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024 (a)	9,153,000	9,163,252
6.25%, 2/1/2022	15,382,000	15,782,701
6.25%, 5/15/2026 (a)	17,991,000	18,892,529
		50,987,079
IRON/STEEL — 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	8,762,000	9,003,481
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	5,186,000	5,493,271
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027 (a)	10,242,000	9,692,209
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	10,069,000	10,347,106
Steel Dynamics, Inc. 5.50%, 10/1/2024	2,464,780	2,532,734
United States Steel Corp.:
6.25%, 3/15/2026 (b)	10,808,000	9,054,618
Security Description	Principal Amount	Value
6.88%, 8/15/2025 (b)	$11,420,000	$10,309,062
		56,432,481
LEISURE TIME — 0.4%
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	4,146,000	4,216,648
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	6,954,000	7,145,582
5.38%, 4/15/2023 (a)	5,585,000	5,704,184
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	5,648,000	5,977,561
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	14,039,000	14,493,723
		37,537,698
LODGING — 2.9%
Boyd Gaming Corp.:
6.00%, 8/15/2026	9,669,000	10,235,313
6.38%, 4/1/2026	10,778,000	11,433,194
6.88%, 5/15/2023	9,648,000	10,015,975
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	6,839,000	7,051,214
10.75%, 9/1/2024 (a) (b)	7,396,000	7,614,404
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	10,975,000	11,183,196
4.88%, 1/15/2030 (a)	14,218,000	14,996,151
5.13%, 5/1/2026	21,163,000	22,247,604
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	9,227,000	9,506,301
4.88%, 4/1/2027	4,948,000	5,204,950
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	10,202,000	10,419,609
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	8,133,000	8,782,339
Melco Resorts Finance, Ltd. 5.25%, 4/26/2026	1,104,000	1,122,746
MGM China Holdings, Ltd.:
5.38%, 5/15/2024 (a) (b)	10,773,000	11,130,987
5.88%, 5/15/2026 (a) (b)	10,858,000	11,309,910
MGM Resorts International:
4.63%, 9/1/2026	9,291,000	9,683,730
5.50%, 4/15/2027	14,142,000	15,496,379
5.75%, 6/15/2025 (b)	14,536,000	16,027,539
6.00%, 3/15/2023 (b)	15,254,000	16,829,738
Station Casinos LLC 5.00%, 10/1/2025 (a)	7,376,000	7,483,173
Studio City Co., Ltd. 7.25%, 11/30/2021 (a) (b)	12,252,000	12,548,621
Studio City Finance, Ltd.:
7.25%, 2/11/2024 (a) (b)	6,360,000	6,700,832

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 7.25%, 2/11/2024	$1,135,000	$1,195,825
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a) (b)	7,333,000	7,704,490
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a) (b)	12,403,000	12,742,594
5.50%, 3/1/2025 (a)	26,010,400	27,295,054
Wynn Macau, Ltd.:
4.88%, 10/1/2024 (a)	10,757,000	10,672,235
5.50%, 10/1/2027 (a) (b)	9,899,000	9,940,378
		306,574,481
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.63%, 2/1/2025 (a)	7,688,000	7,912,105
Vertiv Group Corp. 9.25%, 10/15/2024 (a) (b)	10,328,000	9,967,553
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	7,241,000	6,551,150
		24,430,808
MACHINERY-DIVERSIFIED — 0.2%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	7,797,000	8,349,729
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	6,473,000	6,667,643
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	8,943,000	8,383,526
		23,400,898
MEDIA — 11.5%
Altice Financing SA:
6.63%, 2/15/2023 (a) (b)	28,661,000	29,452,617
7.50%, 5/15/2026 (a)	39,490,000	42,005,908
Altice France SA 8.13%, 2/1/2027 (a)	24,867,000	27,475,051
Altice Luxembourg SA:
7.63%, 2/15/2025 (a)	21,394,000	22,278,428
10.50%, 5/15/2027 (a) (b)	23,316,000	26,301,381
AMC Networks, Inc.:
4.75%, 8/1/2025	12,686,000	13,093,601
5.00%, 4/1/2024	12,167,000	12,527,873
Block Communications, Inc. 6.88%, 2/15/2025 (a)	7,270,000	7,562,399
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	4,651,000	4,721,044
4.75%, 3/1/2030 (a) (d)	14,595,000	14,848,369
5.00%, 2/1/2028 (a)	28,680,000	29,675,483
5.13%, 5/1/2023 (a)	13,848,000	14,193,785
5.13%, 5/1/2027 (a)	37,557,000	39,204,250
5.38%, 5/1/2025 (a)	8,856,000	9,188,100
Security Description	Principal Amount	Value
5.38%, 6/1/2029 (a)	$18,914,000	$20,133,007
5.50%, 5/1/2026 (a)	18,224,000	19,100,574
5.75%, 2/15/2026 (a)	29,111,000	30,749,076
5.88%, 4/1/2024 (a)	19,975,000	20,833,326
5.88%, 5/1/2027 (a)	9,053,000	9,581,695
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	8,440,000	7,761,677
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	112,694
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a)	17,280,000	18,046,368
9.25%, 2/15/2024 (a) (b)	25,483,000	28,014,736
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	17,386,500	17,850,720
5.38%, 2/1/2028 (a)	12,856,000	13,571,051
5.50%, 5/15/2026 (a)	21,813,000	22,968,871
5.50%, 4/15/2027 (a)	17,207,000	18,203,629
5.75%, 1/15/2030 (a) (b)	26,711,000	27,911,659
6.50%, 2/1/2029 (a)	26,173,000	29,041,823
6.63%, 10/15/2025 (a)	14,786,000	15,848,818
7.50%, 4/1/2028 (a)	14,797,350	16,697,034
7.75%, 7/15/2025 (a)	6,836,250	7,349,105
10.88%, 10/15/2025 (a)	21,986,700	24,912,470
5.13%, 12/15/2021 (a)	9,894,000	9,895,583
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	6,544,000	6,856,803
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	41,251,000	42,805,338
6.63%, 8/15/2027 (a) (b)	24,647,000	25,565,101
DISH DBS Corp.:
5.88%, 11/15/2024 (b)	27,853,000	27,605,944
7.75%, 7/1/2026 (b)	27,282,000	27,747,977
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	10,474,000	11,501,080
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	6,458,000	6,689,907
5.88%, 7/15/2026 (a) (b)	10,349,000	10,768,031
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a) (b)	9,450,000	9,862,304
6.38%, 5/1/2026	10,350,000	11,208,222
8.38%, 5/1/2027	19,602,000	21,194,270
Meredith Corp. 6.88%, 2/1/2026	18,676,000	19,023,187
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	9,345,000	9,732,350
Nexstar Escrow, Inc. 5.63%, 7/15/2027 (a) (b)	16,567,000	17,356,086
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	7,058,000	7,174,739

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a) (b)	$280,000	$288,347
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	8,817,000	8,966,624
4.63%, 7/15/2024 (a) (b)	20,779,000	21,563,823
5.00%, 8/1/2027 (a)	21,336,000	22,082,120
5.38%, 4/15/2025 (a)	14,118,000	14,662,249
5.38%, 7/15/2026 (a)	15,385,000	16,170,712
5.50%, 7/1/2029 (a)	16,535,000	17,650,286
TEGNA, Inc.:
5.00%, 9/15/2029 (a) (b)	16,059,000	16,281,899
6.38%, 10/15/2023	646,340	666,700
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	11,800,000	12,057,122
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	22,508,000	21,896,908
UPC Holding B.V. 5.50%, 1/15/2028 (a) (b)	7,671,000	7,956,515
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	15,182,000	15,675,111
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	8,738,200	9,059,329
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b) (c)	9,974,000	10,744,890
Videotron, Ltd. 5.13%, 4/15/2027 (a)	7,877,000	8,340,010
Virgin Media Finance PLC 6.00%, 10/15/2024 (a)	6,131,000	6,316,953
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	13,601,000	13,958,842
5.50%, 8/15/2026 (a)	10,998,000	11,551,199
5.50%, 5/15/2029 (a)	19,022,000	19,889,974
Ziggo B.V. 5.50%, 1/15/2027 (a)	28,084,000	29,402,544
Ziggo Bond Co. B.V. 6.00%, 1/15/2027 (a)	7,643,000	7,990,757
		1,199,376,458
METAL FABRICATE & HARDWARE — 0.3%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a) (b)	11,646,000	11,159,779
Novelis Corp. 5.88%, 9/30/2026 (a)	21,439,000	22,499,373
		33,659,152
MINING — 1.4%
Alcoa Nederland Holding B.V.:
6.13%, 5/15/2028 (a) (b)	7,357,000	7,839,251
6.75%, 9/30/2024 (a)	9,951,000	10,479,896
7.00%, 9/30/2026 (a)	6,770,000	7,340,305
Security Description	Principal Amount	Value
Constellium NV:
5.88%, 2/15/2026 (a) (b)	$7,293,000	$7,614,184
6.63%, 3/1/2025 (a) (b)	9,066,000	9,453,028
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a) (b)	9,301,000	9,133,117
4.75%, 5/15/2022 (a)	7,666,000	7,869,992
5.13%, 3/15/2023 (a)	9,713,000	10,024,787
5.13%, 5/15/2024 (a) (b)	10,797,000	11,229,960
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024 (b)	12,889,000	13,220,634
5.00%, 9/1/2027 (b)	8,072,000	8,037,775
5.25%, 9/1/2029 (b)	8,492,000	8,476,714
Hecla Mining Co. 6.88%, 5/1/2021 (b)	695,000	688,571
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	9,512,000	9,661,814
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	8,454,000	8,921,083
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	6,123,000	3,581,343
Novelis Corp. 6.25%, 8/15/2024 (a)	15,944,000	16,721,748
		150,294,202
MISCELLANEOUS MANUFACTURER — 0.1%
FXI Holdings, Inc. 7.88%, 11/1/2024 (a) (b)	7,704,000	6,780,136
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	153,000	152,919
Koppers, Inc. 6.00%, 2/15/2025 (a)	6,702,000	6,704,681
		13,637,736
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp.:
4.25%, 4/1/2028	9,314,000	9,534,183
5.00%, 9/1/2023	6,708,000	6,879,859
5.00%, 9/1/2025	7,883,000	8,218,658
5.50%, 12/1/2024 (b)	8,402,000	9,254,131
Pitney Bowes, Inc. 4.13%, 10/1/2021	8,915,200	8,977,874
Xerox Corp. 4.13%, 3/15/2023 (b)	13,616,000	13,848,561
		56,713,266
OIL & GAS — 7.2%
Aker BP ASA:
4.75%, 6/15/2024 (a)	10,401,000	10,856,460
5.88%, 3/31/2025 (a)	4,319,000	4,547,864
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024 (e)	3,258,000	535,061
Antero Resources Corp.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2025 (b)	$8,285,000	$6,733,634
5.13%, 12/1/2022 (b)	15,730,000	13,807,322
5.63%, 6/1/2023 (b)	10,650,000	9,203,517
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	9,768,000	8,159,015
10.00%, 4/1/2022 (a)	14,391,000	14,380,207
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	7,838,000	5,858,356
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	26,613,000	13,307,831
Callon Petroleum Co. 6.13%, 10/1/2024 (b)	8,030,000	7,919,587
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	6,934,000	6,973,038
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	9,642,000	9,121,814
Centennial Resource Production LLC 6.88%, 4/1/2027 (a) (b)	7,067,000	7,053,078
Chesapeake Energy Corp.:
7.00%, 10/1/2024 (b)	11,902,000	8,664,894
8.00%, 1/15/2025 (b)	4,945,000	3,571,773
8.00%, 3/15/2026 (a) (b)	12,761,000	8,723,547
8.00%, 6/15/2027 (b)	10,617,000	7,219,878
CNX Resources Corp.:
5.88%, 4/15/2022 (b)	123,500	118,938
7.25%, 3/14/2027 (a)	7,773,000	6,529,165
Comstock Resources, Inc. 9.75%, 8/15/2026	9,939,000	8,321,229
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a) (b)	7,999,000	6,491,908
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	13,883,000	13,989,344
Denbury Resources, Inc.:
7.75%, 2/15/2024 (a) (b)	3,963,000	3,065,975
9.00%, 5/15/2021 (a)	10,538,000	9,920,789
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025 (b)	6,903,000	5,415,887
Diamondback Energy, Inc.:
4.75%, 11/1/2024	17,534,000	17,972,701
5.38%, 5/31/2025	11,160,000	11,659,522
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	6,986,000	7,290,729
5.75%, 1/30/2028 (a)	6,416,000	6,823,288
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a) (b)	9,701,000	9,156,289
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75%, 5/15/2026 (a) (b)	8,776,000	6,579,806
8.00%, 2/15/2025 (a)	5,888,000	145,846
Security Description	Principal Amount	Value
9.38%, 5/1/2024 (a)	$6,822,000	$187,605
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	9,192,000	5,628,354
Gulfport Energy Corp.:
6.00%, 10/15/2024	8,996,568	6,510,996
6.38%, 5/15/2025	8,365,000	5,934,047
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	11,121,000	11,617,553
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	229,000	214,951
5.75%, 10/1/2025 (a)	8,307,000	7,636,293
6.25%, 11/1/2028 (a)	8,243,000	7,737,869
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	8,557,000	7,723,120
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	7,401,000	7,706,809
Jagged Peak Energy LLC 5.88%, 5/1/2026	6,121,000	6,134,283
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	6,831,000	2,388,323
Matador Resources Co. 5.88%, 9/15/2026	13,953,000	13,999,743
MEG Energy Corp. 6.50%, 1/15/2025 (a) (b)	10,374,000	10,708,250
Montage Resources Corp. 8.88%, 7/15/2023	7,014,000	5,426,101
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	11,286,000	8,308,753
10.50%, 5/15/2027 (a)	5,348,000	4,422,796
Murphy Oil Corp.:
5.75%, 8/15/2025	8,281,000	8,425,172
6.88%, 8/15/2024 (b)	7,797,000	8,189,969
Nabors Industries, Inc.:
5.50%, 1/15/2023 (b)	9,437,540	7,761,716
5.75%, 2/1/2025	10,751,000	8,127,971
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	7,788,000	7,998,587
Noble Holding International, Ltd. 7.88%, 2/1/2026 (a) (b)	10,988,000	7,891,472
Pacific Drilling SA 8.38%, 10/1/2023 (a)	10,878,000	9,160,799
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a)	6,543,000	6,864,130
6.00%, 4/1/2026 (a) (b)	7,610,000	8,055,413
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	10,183,000	10,336,254
5.63%, 10/15/2027 (a)	9,519,000	9,842,265
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	10,217,000	10,582,053

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
PDC Energy, Inc. 5.75%, 5/15/2026	$8,951,000	$8,811,454
Puma International Financing SA:
5.00%, 1/24/2026 (a)	9,047,000	8,532,859
5.13%, 10/6/2024 (a)	8,584,000	8,228,794
QEP Resources, Inc. 5.63%, 3/1/2026 (b)	7,335,000	6,330,765
Range Resources Corp.:
4.88%, 5/15/2025 (b)	10,445,000	8,612,111
5.00%, 8/15/2022 (b)	7,571,000	7,101,219
5.00%, 3/15/2023 (b)	9,916,000	8,674,616
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	9,562,000	9,475,942
SM Energy Co.:
5.63%, 6/1/2025	7,951,000	6,825,854
6.63%, 1/15/2027 (b)	7,094,000	6,117,866
6.75%, 9/15/2026 (b)	6,864,000	6,017,463
Southwestern Energy Co.:
6.20%, 1/23/2025	12,766,000	11,242,506
7.50%, 4/1/2026	9,268,000	8,056,024
7.75%, 10/1/2027 (b)	6,966,000	6,078,392
SRC Energy, Inc. 6.25%, 12/1/2025	8,509,000	8,436,503
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	8,109,000	8,648,492
Series WI, 4.88%, 1/15/2023	13,354,000	13,718,831
Series WI, 5.50%, 2/15/2026	11,156,000	11,653,669
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	9,709,731	9,845,085
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	7,467,529	7,579,244
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	7,291,000	7,650,665
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	7,505,000	7,516,558
Transocean, Inc.:
7.25%, 11/1/2025 (a)	9,603,000	8,463,412
7.50%, 1/15/2026 (a)	10,258,000	9,130,954
9.00%, 7/15/2023 (a) (b)	14,033,000	14,528,646
Valaris PLC 7.75%, 2/1/2026	11,622,000	6,551,786
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	7,241,000	3,355,624
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	8,482,000	8,276,651
Whiting Petroleum Corp. 6.63%, 1/15/2026 (b)	13,278,000	8,968,758
WildHorse Resource Development Corp. 6.88%, 2/1/2025	9,644,000	8,506,104
WPX Energy, Inc.:
5.25%, 9/15/2024	3,753,620	3,824,413
5.25%, 10/15/2027 (b)	8,540,000	8,630,268
5.75%, 6/1/2026 (b)	6,735,000	6,913,006
Security Description	Principal Amount	Value
8.25%, 8/1/2023	$3,658,000	$4,147,770
		752,092,243
OIL & GAS SERVICES — 0.5%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.88%, 4/1/2027 (a)	7,484,000	7,945,613
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	8,630,000	3,856,920
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a) (b)	7,153,000	4,514,830
McDermott Technology Americas, Inc./McDermott Technology US, Inc. 10.63%, 5/1/2024 (a) (b)	17,572,000	3,939,818
Oceaneering International, Inc. 4.65%, 11/15/2024	6,606,000	6,229,986
SESI LLC 7.75%, 9/15/2024	4,106,380	2,319,366
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	63,364	66,754
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	9,587,000	10,011,896
6.88%, 9/1/2027 (a)	10,037,000	10,363,604
Weatherford International, Ltd.:
7.75%, 6/15/2021 (e)	4,085,000	1,422,765
8.25%, 6/15/2023 (e)	1,056,000	374,880
9.88%, 2/15/2024 (e)	1,155,000	409,078
		51,455,510
PACKAGING & CONTAINERS — 3.1%
ARD Finance SA PIK 7.13%, 9/15/2023	10,167,400	10,495,909
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a) (b)	7,562,000	7,621,135
4.25%, 9/15/2022 (a)	8,142,000	8,252,243
4.63%, 5/15/2023 (a)	13,544,000	13,866,212
5.25%, 8/15/2027 (a)	12,638,000	12,819,861
6.00%, 2/15/2025 (a)	21,777,000	22,761,756
Ball Corp.:
4.38%, 12/15/2020	9,992,000	10,214,322
4.88%, 3/15/2026 (b)	10,472,000	11,389,766
5.25%, 7/1/2025	14,197,000	15,705,573
Berry Global Escrow Corp.:
4.88%, 7/15/2026 (a)	17,333,000	17,945,722
5.63%, 7/15/2027 (a)	6,821,000	7,061,713
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	6,532,000	6,445,059
5.13%, 7/15/2023 (b)	9,549,000	9,787,438
BWAY Holding Co. 7.25%, 4/15/2025 (a) (b)	19,089,000	18,221,023

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (b)	$6,940,000	$7,276,035
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	8,308,000	7,602,402
7.88%, 7/15/2026 (a) (b)	6,958,000	6,379,860
Greif, Inc. 6.50%, 3/1/2027 (a) (b)	7,090,000	7,518,236
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	9,675,000	10,072,352
10.50%, 7/15/2027 (a)	8,278,000	8,427,004
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	19,512,000	20,086,628
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	6,264,000	6,472,842
5.88%, 8/15/2023 (a) (b)	10,677,000	11,369,830
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	7,319,000	6,111,804
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a) (b)	21,367,800	21,932,978
7.00%, 7/15/2024 (a)	10,487,000	10,875,753
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	14,525,000	15,224,960
8.50%, 8/15/2027 (a) (b)	9,612,000	10,411,814
		322,350,230
PHARMACEUTICALS — 2.9%
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	19,749,000	20,669,896
5.75%, 8/15/2027 (a) (b)	6,683,000	7,216,704
5.88%, 5/15/2023 (a)	16,979,040	17,217,935
6.13%, 4/15/2025 (a) (b)	36,499,000	37,872,092
6.50%, 3/15/2022 (a)	14,516,000	15,007,222
7.00%, 3/15/2024 (a)	23,130,000	24,316,800
7.00%, 1/15/2028 (a) (b)	7,993,000	8,600,468
7.25%, 5/30/2029 (a) (b)	9,463,000	10,346,560
9.00%, 12/15/2025 (a)	18,872,000	21,185,141
Elanco Animal Health, Inc.:
4.90%, 8/28/2028	11,382,000	12,415,258
Series WI, 3.91%, 8/27/2021	4,797,000	4,906,755
Series WI, 4.27%, 8/28/2023	11,192,000	11,747,235
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	17,397,000	10,701,765
6.00%, 2/1/2025 (a)	17,268,000	10,147,886
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	5,802,000	6,069,356
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
Security Description	Principal Amount	Value
4.88%, 4/15/2020 (a)	$225,000	$142,983
5.50%, 4/15/2025 (a)	7,770,000	2,291,762
5.63%, 10/15/2023 (a)	8,332,000	2,749,060
5.75%, 8/1/2022 (a)	5,557,000	2,083,042
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	6,942,000	7,383,164
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	21,158,000	19,396,173
Valeant Pharmaceuticals International, Inc.:
8.50%, 1/31/2027 (a)	21,163,000	23,762,663
9.25%, 4/1/2026 (a)	18,818,000	21,370,850
		297,600,770
PIPELINES — 3.2%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	7,347,000	8,370,804
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	9,657,000	8,700,764
5.75%, 3/1/2027 (a) (b)	8,981,000	7,504,793
5.75%, 1/15/2028 (a)	9,322,000	7,738,192
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	13,296,000	13,375,510
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027	4,470,000	4,892,236
7.00%, 6/30/2024	200,000	229,864
Cheniere Energy Partners L.P.:
4.50%, 10/1/2029 (a) (b)	21,310,000	21,879,190
5.25%, 10/1/2025	20,052,000	20,820,192
5.63%, 10/1/2026	14,389,000	15,278,240
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a) (b)	8,003,000	8,185,949
5.75%, 4/1/2025	6,979,000	7,222,009
6.25%, 4/1/2023	9,958,000	10,210,634
DCP Midstream Operating L.P.:
5.13%, 5/15/2029	8,195,000	8,332,758
5.38%, 7/15/2025	10,458,000	11,254,377
Energy Transfer L.P. 4.25%, 3/15/2023	32,000	32,024
EnLink Midstream LLC 5.38%, 6/1/2029 (b)	7,779,000	7,428,089
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	11,101,000	10,300,285
4.85%, 7/15/2026	7,324,000	6,970,031
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	7,647,000	7,503,695
6.75%, 8/1/2022 (b)	10,307,500	10,461,597
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	4,100,000	4,281,056

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	$9,416,000	$9,591,985
NuStar Logistics L.P.:
5.63%, 4/28/2027	6,644,000	7,017,858
6.00%, 6/1/2026	7,451,000	8,056,915
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	7,509,000	7,732,168
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	7,873,000	6,660,164
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	7,497,000	7,508,096
5.50%, 9/15/2024 (a)	11,649,000	11,602,986
5.50%, 1/15/2028 (a)	8,303,000	8,134,781
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	10,756,000	10,887,116
5.13%, 2/1/2025	7,142,000	7,356,046
5.38%, 2/1/2027 (b)	6,125,000	6,335,455
5.88%, 4/15/2026	12,462,000	13,207,477
6.50%, 7/15/2027 (a)	9,587,000	10,456,829
6.75%, 3/15/2024	7,184,000	7,469,277
6.88%, 1/15/2029 (a)	12,066,000	13,233,265
		336,222,707
REAL ESTATE — 0.7%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	9,803,000	9,944,457
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	6,915,000	7,181,919
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	11,644,000	12,147,254
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	8,498,000	8,344,356
Newmark Group, Inc. 6.13%, 11/15/2023	7,533,000	8,196,733
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	6,451,000	6,056,844
5.25%, 12/1/2021 (a) (b)	7,368,000	7,330,570
9.38%, 4/1/2027 (a) (b)	8,374,000	7,781,958
RKI Overseas Finance 2016 B, Ltd. 4.70%, 9/6/2021	970,000	961,474
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	6,888,000	5,834,687
		73,780,252
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 2.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	$15,405,000	$16,149,216
CBL & Associates L.P. 5.95%, 12/15/2026	7,228,640	5,097,781
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024	9,557,000	9,891,591
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a)	10,915,000	10,986,821
5.25%, 5/1/2025 (a)	18,003,000	18,612,402
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a)	8,653,000	9,097,245
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	6,583,000	6,641,654
4.88%, 9/15/2027 (a) (b)	14,017,000	14,342,054
4.88%, 9/15/2029 (a)	13,343,000	13,575,835
5.25%, 3/15/2028 (a) (b)	12,310,000	12,739,742
iStar, Inc. 4.75%, 10/1/2024	9,347,000	9,524,032
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026 (b)	5,022,000	5,322,366
5.63%, 5/1/2024	15,437,000	16,966,035
5.75%, 2/1/2027 (a)	10,821,000	12,165,942
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	10,924,000	11,259,913
5.00%, 10/15/2027	19,336,000	20,250,013
5.25%, 8/1/2026	8,903,000	9,338,624
6.38%, 3/1/2024	3,539,000	3,714,393
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a) (b)	6,970,000	7,173,036
SBA Communications Corp.:
4.00%, 10/1/2022	8,563,000	8,731,434
4.88%, 9/1/2024 (b)	14,661,000	15,214,159
Senior Housing Properties Trust 4.75%, 2/15/2028 (b)	5,292,000	5,372,015
Starwood Property Trust, Inc. 5.00%, 12/15/2021	6,631,500	6,900,142
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a)	7,332,000	6,412,054
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	9,241,800	8,936,451
8.25%, 10/15/2023	14,922,000	13,513,960

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	$10,243,000	$10,064,772
		287,993,682
RETAIL — 3.8%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	10,997,000	11,087,065
4.25%, 5/15/2024 (a) (b)	20,628,000	21,218,992
4.63%, 1/15/2022 (a)	17,682,000	17,682,530
5.00%, 10/15/2025 (a)	39,338,000	40,743,940
Asbury Automotive Group, Inc. 6.00%, 12/15/2024 (b)	8,109,000	8,392,815
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	17,843,000	17,497,738
Carvana Co. 8.88%, 10/1/2023 (a) (b)	8,571,000	8,832,501
eG Global Finance PLC 6.75%, 2/7/2025 (a)	10,130,000	9,900,961
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	17,496,000	17,733,946
8.75%, 10/1/2025 (a)	11,548,000	12,046,643
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	10,120,000	9,662,171
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a)	7,307,000	6,288,550
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	9,784,000	10,196,102
5.00%, 6/1/2024 (a)	11,131,000	11,540,509
5.25%, 6/1/2026 (a)	14,688,000	15,530,504
L Brands, Inc.:
5.25%, 2/1/2028 (b)	7,930,000	7,376,724
7.50%, 6/15/2029	7,661,000	7,625,453
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (b)	7,249,000	7,257,989
Murphy Oil USA, Inc. 4.75%, 9/15/2029 (b)	6,976,000	7,169,723
Neiman Marcus Group, Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG 8.00%, 10/25/2024 (a)	4,503,000	1,311,093
Party City Holdings, Inc. 6.63%, 8/1/2026 (a) (b)	8,723,000	8,635,770
Penske Automotive Group, Inc. 5.50%, 5/15/2026	7,241,000	7,566,773
PetSmart, Inc.:
5.88%, 6/1/2025 (a) (b)	16,453,000	16,448,558
7.13%, 3/15/2023 (a)	26,610,000	24,980,670
8.88%, 6/1/2025 (a) (b)	9,172,000	8,706,980
Rite Aid Corp. 6.13%, 4/1/2023 (a) (b)	23,758,000	18,872,167
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	9,426,000	9,596,611
Security Description	Principal Amount	Value
Staples, Inc.:
7.50%, 4/15/2026 (a)	$27,701,000	$28,519,010
10.75%, 4/15/2027 (a) (b)	14,168,000	14,628,885
Yum! Brands, Inc. 4.75%, 1/15/2030 (a) (b)	11,055,000	11,433,192
		398,484,565
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	6,631,000	7,244,832
Entegris, Inc. 4.63%, 2/10/2026 (a)	8,059,000	8,346,867
Qorvo, Inc. 5.50%, 7/15/2026	11,915,000	12,581,168
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	10,248,000	10,926,827
		39,099,694
SOFTWARE — 2.9%
Camelot Finance SA 7.88%, 10/15/2024 (a)	6,365,000	6,616,418
CDK Global, Inc.:
4.88%, 6/1/2027	9,053,000	9,442,098
5.00%, 10/15/2024 (b)	2,724,000	2,894,822
5.25%, 5/15/2029 (a) (b)	5,317,000	5,518,568
5.88%, 6/15/2026	7,581,000	8,088,093
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a) (b)	13,021,000	13,229,987
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	8,939,000	9,675,752
Infor US, Inc. 6.50%, 5/15/2022	21,771,000	22,157,435
Informatica LLC 7.13%, 7/15/2023 (a)	8,060,000	8,207,820
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	15,976,000	16,762,179
5.00%, 5/15/2027 (a)	12,756,000	13,380,789
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	8,180,000	8,643,397
Marble II Pte, Ltd. 5.30%, 6/20/2022	1,159,000	1,166,337
MSCI, Inc.:
4.75%, 8/1/2026 (a)	7,424,000	7,797,650
5.25%, 11/15/2024 (a)	7,827,500	8,088,547
5.38%, 5/15/2027 (a)	10,449,000	11,203,313
5.75%, 8/15/2025 (a)	9,091,000	9,557,459
Nuance Communications, Inc. 5.63%, 12/15/2026	6,272,960	6,655,422
Open Text Corp.:
5.63%, 1/15/2023 (a)	10,467,000	10,714,649

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 6/1/2026 (a)	$12,186,930	$13,009,182
PTC, Inc. 6.00%, 5/15/2024	6,524,000	6,862,530
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	17,320,000	15,961,766
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	29,740,000	31,464,325
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	26,871,000	28,045,532
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	12,706,000	13,283,361
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	10,991,000	10,396,277
		298,823,708
TELECOMMUNICATIONS — 8.0%
Altice France SA:
5.50%, 1/15/2028 (a) (b)	15,260,000	15,476,539
6.25%, 5/15/2024 (a)	220,000	227,086
7.38%, 5/1/2026 (a)	71,805,000	77,040,303
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	2,068,026	485,986
C&W Senior Financing DAC 7.50%, 10/15/2026 (a)	8,507,000	9,039,283
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	17,790,000	18,448,408
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	6,828,000	7,085,416
Series Y, 7.50%, 4/1/2024 (b)	16,123,000	18,011,165
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	9,653,000	8,957,405
CommScope Finance LLC:
6.00%, 3/1/2026 (a)	21,863,000	22,631,703
8.25%, 3/1/2027 (a) (b)	15,274,000	14,885,124
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	9,751,000	8,059,104
6.00%, 6/15/2025 (a) (b)	20,397,000	18,489,269
CommScope, Inc. 5.50%, 3/1/2024 (a)	17,040,000	17,507,407
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a) (d)	28,018,000	28,589,007
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	4,516,000	4,184,074
Frontier Communications Corp.:
6.88%, 1/15/2025	2,275,000	1,001,455
8.00%, 4/1/2027 (a)	22,456,000	23,724,989
8.50%, 4/1/2026 (a)	21,408,000	21,427,053
10.50%, 9/15/2022	29,869,000	13,804,854
11.00%, 9/15/2025	47,534,640	21,746,622
Security Description	Principal Amount	Value
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	$14,305,000	$15,335,246
GTH Finance B.V. 7.25%, 4/26/2023	10,000,000	11,160,600
GTT Communications, Inc. 7.88%, 12/31/2024 (a) (b)	7,770,000	4,347,626
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	11,908,000	12,752,873
6.63%, 8/1/2026 (b)	8,144,000	8,857,577
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a) (b)	17,603,000	16,293,337
Intelsat Jackson Holdings SA:
8.00%, 2/15/2024 (a)	18,321,000	19,033,870
8.50%, 10/15/2024 (a)	40,391,000	40,738,363
9.75%, 7/15/2025 (a)	24,385,000	25,560,357
Intelsat Luxembourg SA 7.75%, 6/1/2021	127,000	121,014
Level 3 Financing, Inc.:
4.63%, 9/15/2027 (a) (b)	16,570,000	16,796,180
5.13%, 5/1/2023	8,579,000	8,675,771
5.25%, 3/15/2026	11,830,000	12,309,352
5.38%, 8/15/2022	11,280,000	11,321,059
5.38%, 1/15/2024	12,944,000	13,207,281
5.38%, 5/1/2025	10,714,000	11,094,990
5.63%, 2/1/2023	6,701,000	6,778,933
Level 3 Parent LLC 5.75%, 12/1/2022	8,416,000	8,448,570
Nokia Oyj:
3.38%, 6/12/2022 (b)	5,089,000	5,164,470
4.38%, 6/12/2027 (b)	7,449,000	7,789,196
Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	7,258,000	7,328,838
Sprint Corp.:
7.63%, 2/15/2025 (b)	20,608,000	22,663,648
7.63%, 3/1/2026 (b)	20,985,000	23,201,855
7.88%, 9/15/2023	5,474,000	6,008,700
Telesat Canada/Telesat LLC:
6.50%, 10/15/2027 (a)	5,800,000	5,912,230
8.88%, 11/15/2024 (a)	6,875,000	7,374,744
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	2,953,000	3,044,986
4.50%, 2/1/2026	15,061,000	15,520,059
4.75%, 2/1/2028	23,178,000	24,286,835
5.13%, 4/15/2025	5,948,000	6,164,091
5.38%, 4/15/2027 (b)	6,591,000	7,106,218
6.00%, 4/15/2024	19,296,000	20,050,474
6.50%, 1/15/2026	28,344,000	30,514,583
VEON Holdings B.V.:
3.95%, 6/16/2021	2,511,000	2,541,785
4.95%, 6/16/2024	1,127,000	1,198,260
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	10,135,000	10,272,127
5.63%, 4/15/2027 (a) (b)	8,324,000	8,781,820

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (b) (c)	$25,267,000	$29,004,242
Windstream Services LLC/Windstream Finance Corp. 8.63%, 10/31/2025 (a) (e)	679,000	692,288
		838,276,700
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc. 6.75%, 12/31/2025 (a) (b)	22,352,000	23,357,616
TRANSPORTATION — 0.5%
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	9,039,000	8,934,148
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	7,078,000	7,308,035
6.50%, 6/15/2022 (a)	15,043,000	15,332,427
6.75%, 8/15/2024 (a) (b)	14,890,000	16,173,369
		47,747,979
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	5,608,000	6,013,963
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	8,641,000	9,023,364
		15,037,327
TOTAL CORPORATE BONDS & NOTES (Cost $10,474,865,190)		10,226,775,398
	Shares
COMMON STOCKS — 0.0%(f)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (h) (i)	9,671,825	6,269
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Amplify Energy Corp.	136,015	839,213
PHARMACEUTICALS — 0.0% (f)
Advanz Pharma Corp. (h)	37,536	516,687
TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
ATD New Holdings, Inc. (h) (i)	35,050	570,263
TOTAL COMMON STOCKS (Cost $13,884,047)		1,932,432
Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.0% (f)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (f)
Ditech Holding Corp. Zero Coupon, 2/9/2023	1,299	$130
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,865,662)		130
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (j) (k)	104,495,047	104,505,496
State Street Navigator Securities Lending Portfolio III (l) (m)	808,354,310	808,354,310
TOTAL SHORT-TERM INVESTMENTS (Cost $912,859,806)		912,859,806
TOTAL INVESTMENTS — 106.8% (Cost $11,403,474,705)		11,141,567,766
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(713,494,645)
NET ASSETS — 100.0%		$10,428,073,121
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 64.9% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Amount is less than 0.05% of net assets.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $1,093,219, representing less than 0.05% of net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at September 30, 2019.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$10,226,775,398	$—	$10,226,775,398
Common Stocks	839,213	1,093,219	—	1,932,432
Convertible Preferred Stocks	—	130	—	130
Short-Term Investments	912,859,806	—	—	912,859,806
TOTAL INVESTMENTS	$913,699,019	$10,227,868,747	$—	$11,141,567,766
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$377,748,151	$273,240,732	$(1,923)	$—	104,495,047	$104,505,496	$189,821
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,180,830	65,180,830	302,618,085	367,798,915	—	—	—	—	151,118
State Street Navigator Securities Lending Portfolio III	562,071,667	562,071,667	602,179,035	355,896,392	—	—	808,354,310	808,354,310	948,120
Total		$627,252,497	$1,282,545,271	$996,936,039	$(1,923)	$—		$912,859,806	$1,289,059
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds:
5.25%, 11/15/2028	$2,734,100	$3,561,165
5.25%, 2/15/2029	1,391,000	1,822,427
5.50%, 8/15/2028	1,640,500	2,159,308
6.00%, 2/15/2026	1,464,000	1,851,960
6.13%, 11/15/2027	2,440,300	3,270,383
6.13%, 8/15/2029	1,040,700	1,460,557
6.25%, 8/15/2023	1,309,200	1,538,310
6.38%, 8/15/2027	585,200	789,563
6.50%, 11/15/2026	1,033,700	1,372,075
6.63%, 2/15/2027	918,300	1,235,974
6.75%, 8/15/2026	930,800	1,241,164
6.88%, 8/15/2025	792,100	1,025,646
7.13%, 2/15/2023	319,000	376,694
7.50%, 11/15/2024	1,769,100	2,283,659
7.63%, 11/15/2022	872,000	1,031,276
7.63%, 2/15/2025	2,131,200	2,791,539
Treasury Notes:
1.25%, 7/31/2023	5,854,000	5,784,026
1.25%, 8/31/2024 (a)	7,661,200	7,554,661
1.38%, 6/30/2023	6,037,000	5,993,137
1.38%, 8/31/2023	5,588,900	5,548,293
1.38%, 9/30/2023	6,695,600	6,646,952
1.38%, 8/31/2026	2,757,600	2,713,220
1.50%, 2/28/2023	5,517,300	5,502,645
1.50%, 3/31/2023	6,597,500	6,582,553
1.50%, 9/30/2024	3,200,000	3,192,250
1.50%, 8/15/2026	14,320,600	14,206,483
1.63%, 11/15/2022	7,260,000	7,270,777
1.63%, 4/30/2023	5,373,100	5,381,496
1.63%, 5/31/2023	7,155,700	7,170,235
1.63%, 10/31/2023	6,631,000	6,646,023
1.63%, 2/15/2026	13,915,500	13,922,023
1.63%, 5/15/2026	13,683,400	13,689,814
1.63%, 9/30/2026	7,500,000	7,501,172
1.63%, 8/15/2029 (a)	7,508,000	7,473,979
1.75%, 1/31/2023	2,347,100	2,359,569
1.75%, 5/15/2023	11,018,800	11,083,363
1.75%, 6/30/2024	10,243,300	10,331,328
1.75%, 7/31/2024	9,047,800	9,129,089
1.88%, 10/31/2022	917,600	925,701
1.88%, 8/31/2024	5,863,400	5,950,435
1.88%, 6/30/2026	7,283,600	7,404,235
1.88%, 7/31/2026	6,026,300	6,126,111
2.00%, 10/31/2022	7,116,900	7,205,305
2.00%, 11/30/2022	11,880,200	12,030,559
2.00%, 2/15/2023	12,370,000	12,539,121
2.00%, 4/30/2024	5,348,100	5,450,466
2.00%, 5/31/2024	13,748,800	14,025,924
2.00%, 6/30/2024	5,538,700	5,646,878
2.00%, 2/15/2025	9,525,600	9,728,019
2.00%, 8/15/2025	9,803,800	10,022,088
2.00%, 11/15/2026	13,617,700	13,966,654
Security Description	Principal Amount	Value
2.13%, 12/31/2022	$13,352,200	$13,581,691
2.13%, 11/30/2023	6,566,500	6,711,681
2.13%, 2/29/2024	6,548,500	6,704,539
2.13%, 3/31/2024	9,322,600	9,548,382
2.13%, 7/31/2024	6,769,600	6,943,600
2.13%, 9/30/2024	7,872,700	8,080,589
2.13%, 11/30/2024	5,540,500	5,690,267
2.13%, 5/15/2025	14,855,300	15,277,748
2.13%, 5/31/2026	7,443,200	7,680,452
2.25%, 12/31/2023	5,378,400	5,527,987
2.25%, 1/31/2024	5,513,700	5,670,496
2.25%, 4/30/2024	9,608,700	9,899,213
2.25%, 10/31/2024	5,655,800	5,841,381
2.25%, 11/15/2024	14,065,600	14,528,226
2.25%, 12/31/2024	7,016,000	7,252,242
2.25%, 11/15/2025	14,891,000	15,444,759
2.25%, 3/31/2026	6,958,500	7,230,860
2.25%, 2/15/2027	14,391,200	15,014,069
2.25%, 8/15/2027	11,397,800	11,916,044
2.25%, 11/15/2027	14,654,400	15,332,166
2.38%, 1/31/2023	6,986,600	7,164,540
2.38%, 2/29/2024	9,038,000	9,351,506
2.38%, 8/15/2024	8,404,600	8,719,773
2.38%, 4/30/2026	6,764,800	7,084,014
2.38%, 5/15/2027	12,018,400	12,664,389
2.38%, 5/15/2029	15,604,000	16,574,374
2.50%, 3/31/2023	7,492,600	7,728,500
2.50%, 8/15/2023	9,844,600	10,186,854
2.50%, 1/31/2024	8,576,700	8,909,047
2.50%, 5/15/2024	14,138,100	14,722,401
2.50%, 1/31/2025	5,728,500	5,996,576
2.50%, 2/28/2026	6,662,800	7,020,926
2.63%, 2/28/2023	7,402,000	7,657,600
2.63%, 6/30/2023	7,497,600	7,784,032
2.63%, 12/31/2023	10,339,100	10,785,782
2.63%, 3/31/2025	6,674,400	7,036,799
2.63%, 12/31/2025	7,419,000	7,864,140
2.63%, 1/31/2026	7,142,800	7,575,832
2.63%, 2/15/2029	17,003,600	18,406,397
2.75%, 4/30/2023	7,632,400	7,942,466
2.75%, 5/31/2023	8,800,900	9,166,687
2.75%, 7/31/2023	8,593,900	8,967,869
2.75%, 8/31/2023	7,027,500	7,340,443
2.75%, 11/15/2023	12,832,100	13,430,597
2.75%, 2/15/2024	10,969,100	11,514,127
2.75%, 2/28/2025	6,747,100	7,153,507
2.75%, 6/30/2025	6,257,100	6,650,613
2.75%, 8/31/2025	6,277,000	6,681,572
2.75%, 2/15/2028	11,450,800	12,433,064
2.88%, 9/30/2023	9,687,300	10,174,692
2.88%, 10/31/2023	8,370,500	8,800,142
2.88%, 11/30/2023	9,490,200	9,987,694
2.88%, 4/30/2025	6,047,200	6,460,110
2.88%, 5/31/2025	6,605,400	7,061,069
2.88%, 7/31/2025	6,570,800	7,035,376

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/30/2025	$7,098,900	$7,622,999
2.88%, 5/15/2028	15,051,700	16,521,593
2.88%, 8/15/2028	17,240,900	18,956,908
3.00%, 9/30/2025	6,647,700	7,175,361
3.00%, 10/31/2025	6,658,400	7,193,673
3.13%, 11/15/2028	15,052,500	16,901,135
TOTAL U.S. TREASURY OBLIGATIONS (Cost $884,957,467)		896,797,855
	Shares
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c)	1,181,320	1,181,320
State Street Navigator Securities Lending Portfolio III (d) (e)	9,340,065	9,340,065
TOTAL SHORT-TERM INVESTMENTS (Cost $10,521,385)		10,521,385
TOTAL INVESTMENTS — 100.5% (Cost $895,478,852)		907,319,240
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(4,112,815)
NET ASSETS — 100.0%		$903,206,425

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$896,797,855	$—	$896,797,855
Short-Term Investments	10,521,385	—	—	10,521,385
TOTAL INVESTMENTS	$10,521,385	$896,797,855	$—	$907,319,240
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	207,279	$207,279	$7,821,833	$6,847,792	$—	$—	1,181,320	$1,181,320	$8,170
State Street Navigator Securities Lending Portfolio III	9,073,350	9,073,350	140,197,643	139,930,928	—	—	9,340,065	9,340,065	30,034
Total		$9,280,629	$148,019,476	$146,778,720	$—	$—		$10,521,385	$38,204
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
AUSTRALIA — 1.4%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	200,000	$228,730
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	347,274
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 1/20/2022	EUR	192,000	214,299
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	234,680
Series GMTN, 2.00%, 11/12/2020	EUR	200,000	223,523
Series EMTN, 2.75%, 8/8/2022	EUR	250,000	295,015
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	200,000	240,147
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	241,373
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	250,000	274,995
			2,300,036
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	231,336
BELGIUM — 2.4%
Anheuser-Busch InBev NV:
Series EMTN, 0.80%, 4/20/2023	EUR	200,000	224,701
Series EMTN, 0.88%, 3/17/2022	EUR	500,000	557,925
Series EMTN, 1.15%, 1/22/2027	EUR	100,000	115,811
Series EMTN, 1.50%, 3/17/2025	EUR	300,000	352,322
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	238,069
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	470,409
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	128,314
Series EMTN, 2.70%, 3/31/2026	EUR	200,000	253,390
Series EMTN, 2.75%, 3/17/2036	EUR	700,000	961,368
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	263,898
KBC Group NV Series EMTN, 0.75%, 3/1/2022	EUR	300,000	333,377
			3,899,584
Security Description		Principal Amount	Value
CANADA — 0.9%
Bank of Montreal Series EMTN, 0.25%, 11/17/2021	EUR	200,000	$219,669
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	110,768
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	336,267
Federation des Caisses Desjardins du Quebec Series EMTN, 0.25%, 9/27/2021	EUR	200,000	219,899
Toronto-Dominion Bank:
Series EMTN, 0.63%, 3/8/2021	EUR	250,000	275,773
Series EMTN, 0.63%, 7/20/2023	EUR	300,000	336,026
			1,498,402
CAYMAN ISLANDS — 0.1%
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	200,000	226,218
DENMARK — 0.7%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	241,303
Danske Bank A/S:
Series EMTN, 0.50%, 5/6/2021	EUR	300,000	330,082
Series EMTN, 0.75%, 6/2/2023	EUR	300,000	335,165
Series EMTN, 0.88%, 5/22/2023	EUR	200,000	221,659
			1,128,209
FINLAND — 0.1%
OP Corporate Bank PLC Series EMTN, 0.75%, 3/3/2022	EUR	200,000	222,925
FRANCE — 16.7%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	238,075
Airbus Group Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	200,000	240,780
Auchan Holding SADIR Series EMTN, 2.63%, 1/30/2024	EUR	200,000	232,088
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	236,469

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/22/2030	EUR	300,000	$359,379
Series EMTN, 5.63%, 7/4/2022	EUR	300,000	378,973
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.38%, 1/13/2022	EUR	200,000	220,486
Series EMTN, 0.75%, 7/17/2025	EUR	400,000	452,097
Series EMTN, 1.25%, 1/14/2025	EUR	200,000	231,423
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	471,997
Series EMTN, 1.38%, 7/16/2028	EUR	200,000	240,604
Series EMTN, 1.63%, 1/19/2026	EUR	500,000	595,914
Series EMTN, 1.75%, 3/15/2029	EUR	100,000	121,205
Series EMTN, 2.63%, 2/24/2021	EUR	300,000	340,153
Series EMTN, 2.63%, 3/18/2024	EUR	300,000	365,389
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	246,197
Series EMTN, 3.25%, 8/23/2022	EUR	400,000	480,679
BNP Paribas SA:
Series EMTN, 0.75%, 11/11/2022	EUR	250,000	279,937
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	217,763
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	169,834
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	342,934
Series EMTN, 1.38%, 5/28/2029	EUR	200,000	233,914
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	233,203
Series EMTN, 1.50%, 5/23/2028	EUR	400,000	476,069
Series EMTN, 1.50%, 5/25/2028	EUR	200,000	242,060
Series EMTN, 1.63%, 2/23/2026	EUR	300,000	359,790
Series EMTN, 2.25%, 1/13/2021	EUR	300,000	337,651
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	121,099
Series EMTN, 2.88%, 10/24/2022	EUR	100,000	119,136
Series EMTN, 2.88%, 9/26/2023	EUR	300,000	365,363
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	134,002
Security Description		Principal Amount	Value
Series EMTN, 3.75%, 11/25/2020	EUR	200,000	$228,117
Series EMTN, 4.13%, 1/14/2022	EUR	300,000	359,543
Series EMTN, 4.50%, 3/21/2023	EUR	200,000	253,932
Bpce SA 1.00%, 7/15/2024	EUR	200,000	228,336
BPCE SA:
Series EMTN, 0.88%, 1/31/2024	EUR	300,000	336,674
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	350,147
Series EMTN, 1.13%, 1/18/2023	EUR	300,000	338,196
Series EMTN, 4.50%, 2/10/2022	EUR	300,000	364,580
Capgemini SE 2.50%, 7/1/2023	EUR	100,000	118,420
Carrefour SA:
Series EMTN, 1.75%, 7/15/2022	EUR	200,000	227,151
Series EMTN, 3.88%, 4/25/2021	EUR	150,000	173,359
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	100,000	122,236
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	236,515
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	249,712
Credit Agricole SA:
Series EMTN, 0.75%, 12/1/2022	EUR	200,000	224,208
Series EMTN, 0.88%, 1/19/2022	EUR	300,000	334,771
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	228,966
1.00%, 7/3/2029	EUR	200,000	232,128
Series EMTN, 1.25%, 4/14/2026	EUR	400,000	469,595
Series EMTN, 1.38%, 3/13/2025	EUR	100,000	115,436
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	237,533
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	241,034
Series EMTN, 1.88%, 12/20/2026	EUR	300,000	360,908
Series EMTN, 2.38%, 11/27/2020	EUR	100,000	112,328
Series EMTN, 2.38%, 5/20/2024	EUR	400,000	483,847
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	122,694

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	$129,692
Series EMTN, 5.13%, 4/18/2023	EUR	200,000	259,806
Danone SA:
Series EMTN, 0.42%, 11/3/2022	EUR	200,000	221,313
Series EMTN, 0.71%, 11/3/2024	EUR	200,000	225,769
Series EMTN, 1.21%, 11/3/2028	EUR	300,000	357,839
Series EMTN, 2.25%, 11/15/2021	EUR	100,000	114,045
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	332,459
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	200,000	250,683
Series EMTN, 5.00%, 10/1/2060	GBP	200,000	438,334
Holding d'Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	300,118
HSBC France SA:
Series EMTN, 0.20%, 9/4/2021	EUR	400,000	438,675
Series EMTN, 0.60%, 3/20/2023	EUR	200,000	222,488
LVMH Moet Hennessy Vuitt Series EMTN, 0.75%, 5/26/2024	EUR	100,000	112,984
Orange SA:
Series EMTN, 1.38%, 3/20/2028	EUR	200,000	236,593
Series EMTN, 1.38%, 1/16/2030	EUR	300,000	354,213
Series EMTN, 2.00%, 1/15/2029	EUR	200,000	248,195
Series EMTN, 3.00%, 6/15/2022	EUR	200,000	236,686
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	139,326
Series EMTN, 3.88%, 1/14/2021	EUR	100,000	114,707
Series EMTN, 8.13%, 1/28/2033	EUR	400,000	833,305
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	800,000	899,019
Series EMTN, 1.13%, 3/10/2022	EUR	200,000	224,663
Series EMTN, 1.75%, 9/10/2026	EUR	500,000	604,821
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	133,499
Security Description		Principal Amount	Value
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	$240,192
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	100,000	110,558
Societe Generale SA:
Series EMTN, 0.25%, 1/18/2022	EUR	100,000	109,891
Series EMTN, 0.75%, 5/26/2023	EUR	300,000	336,621
Series EMTN, 1.00%, 4/1/2022	EUR	200,000	223,263
Series EMTN, 1.13%, 1/23/2025	EUR	500,000	564,431
Series ETMN, 2.13%, 9/27/2028	EUR	300,000	368,180
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	367,023
Series EMTN, 4.75%, 3/2/2021	EUR	300,000	350,160
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	300,000	337,768
Series EMTN, 2.13%, 9/18/2029	EUR	300,000	387,267
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	300,000	331,814
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	114,756
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	253,428
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	123,908
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	220,966
			27,704,487
GERMANY — 9.4%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	300,000	355,743
Series 62, 4.50%, 3/13/2043	GBP	100,000	187,478
BASF SE:
0.88%, 11/15/2027	EUR	100,000	115,398
Series EMTN, 1.88%, 2/4/2021	EUR	100,000	112,204
Series 10Y, 2.00%, 12/5/2022	EUR	300,000	349,180
BMW Finance NV:
Series EMTN, 0.13%, 11/29/2021	EUR	100,000	109,542
Series EMTN, 1.00%, 11/14/2024	EUR	300,000	340,230
BMW US Capital LLC:
Series EMTN, 0.63%, 4/20/2022	EUR	300,000	332,750

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.13%, 9/18/2021	EUR	200,000	$223,450
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	200,000	220,771
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	109,822
Series EMTN, 1.00%, 3/4/2026	EUR	200,000	225,828
Daimler AG:
Series EMTN, 0.85%, 2/28/2025	EUR	200,000	225,530
Series EMTN, 0.88%, 1/12/2021	EUR	200,000	220,790
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	227,864
Series EMTN, 1.38%, 5/11/2028	EUR	300,000	352,132
Series EMTN, 1.40%, 1/12/2024	EUR	400,000	461,074
Series EMTN, 1.50%, 3/9/2026	EUR	300,000	353,915
Series EMTN, 1.50%, 7/3/2029	EUR	300,000	353,356
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	315,686
Daimler International Finance B.V. Series EMTN, 0.25%, 5/11/2022	EUR	200,000	219,136
Deutsche Bank AG:
Series EMTN, 1.13%, 3/17/2025	EUR	900,000	976,466
Series EMTN, 1.25%, 9/8/2021	EUR	200,000	219,429
Series EMTN, 1.50%, 1/20/2022	EUR	500,000	550,506
Series EMTN, 2.38%, 1/11/2023	EUR	300,000	340,673
Deutsche Telekom AG Series EMTN, 0.50%, 7/5/2027	EUR	200,000	219,452
Deutsche Telekom International Finance B.V.:
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	413,931
Series EMTN, 2.00%, 12/1/2029	EUR	100,000	123,544
Series EMTN, 2.13%, 1/18/2021	EUR	100,000	112,251
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	183,227
Series EMTN, 6.50%, 4/8/2022	GBP	40,000	55,886
E.ON International Finance B.V.:
Series EMTN, 5.88%, 10/30/2037	GBP	150,000	274,510
Security Description		Principal Amount	Value
Series EMTN, 6.38%, 6/7/2032	GBP	170,000	$304,942
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	202,307
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	115,640
Series EMTN, 2.25%, 3/30/2023	EUR	248,000	288,568
innogy Finance B.V.:
Series EMTN, 6.13%, 7/6/2039	GBP	150,000	287,262
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	257,029
Series EMTN, 6.50%, 8/10/2021	EUR	100,000	122,551
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	100,000	110,302
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	100,000	113,494
1.63%, 3/10/2031	EUR	200,000	247,028
Series EMTN, 1.75%, 2/22/2027	EUR	300,000	367,632
Siemens Financieringsmaatschappij NV:
Series EMTN, 1.75%, 3/12/2021	EUR	450,000	504,954
Series EMTN, 2.88%, 3/10/2028	EUR	200,000	266,787
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	55,636
1.13%, 10/2/2023	EUR	300,000	335,884
Series EMTN, 1.63%, 1/16/2030	EUR	400,000	449,778
Series 10Y, 1.88%, 3/30/2027	EUR	600,000	691,271
Series EMTN, 2.00%, 3/26/2021	EUR	100,000	112,361
Volkswagen Leasing GmbH:
Series EMTN, 0.25%, 10/5/2020	EUR	100,000	109,368
Series EMTN, 0.25%, 2/16/2021	EUR	100,000	109,403
Series EMTN, 1.13%, 4/4/2024	EUR	400,000	446,922
Series EMTN, 1.38%, 1/20/2025	EUR	300,000	336,891
Series EMTN, 2.38%, 9/6/2022	EUR	300,000	347,098
Series EMTN, 2.63%, 1/15/2024	EUR	300,000	355,505

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Vonovia Finance B.V. Series EMTN, 2.25%, 12/15/2023	EUR	100,000	$118,078
			15,538,445
HONG KONG — 0.3%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	100,000	112,189
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	300,000	336,260
			448,449
IRELAND — 0.2%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	168,805
1.50%, 9/27/2026	EUR	200,000	235,270
			404,075
ITALY — 4.0%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	250,000	339,861
Atlantia SpA Series EMTN, 1.88%, 7/13/2027	EUR	150,000	157,073
Autostrade per l'Italia SpA Series EMTN, 5.88%, 6/9/2024	EUR	200,000	258,377
Enel Finance International NV:
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	227,054
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	230,222
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	297,785
Series EMTN, 5.00%, 9/14/2022	EUR	350,000	438,106
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	73,292
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	453,345
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	122,593
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	417,936
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	197,691
Intesa Sanpaolo SpA:
Series EMTN, 1.00%, 7/4/2024	EUR	100,000	111,555
Series EMTN, 1.13%, 3/4/2022	EUR	215,000	240,033
Series EMTN, 1.38%, 1/18/2024	EUR	100,000	113,253
Security Description		Principal Amount	Value
Series EMTN, 1.75%, 3/20/2028	EUR	400,000	$464,554
Series EMTN, 2.00%, 6/18/2021	EUR	200,000	225,420
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	116,448
Series EMTN, 4.00%, 10/30/2023	EUR	200,000	249,662
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	227,322
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 0.88%, 2/2/2022	EUR	248,000	276,211
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	235,433
Series EMTN, 4.75%, 3/15/2021	EUR	100,000	116,817
UniCredit SpA:
Series EMTN, 2.00%, 3/4/2023	EUR	357,000	412,359
Series EMTN, 2.13%, 10/24/2026	EUR	200,000	240,475
Series EMTN, 3.25%, 1/14/2021	EUR	200,000	227,560
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (a)	EUR	200,000	224,836
			6,695,273
JAPAN — 1.4%
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	943,589
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	200,000	237,542
Takeda Pharmaceutical Co., Ltd.:
Series REGS, 0.38%, 11/21/2020	EUR	200,000	219,429
Series REGS, 1.13%, 11/21/2022	EUR	200,000	224,792
Series REGS, 2.25%, 11/21/2026	EUR	200,000	243,972
Series REGS, 3.00%, 11/21/2030	EUR	300,000	389,907
			2,259,231
LUXEMBOURG — 2.2%
ArcelorMittal Series EMTN, 2.25%, 1/17/2024	EUR	200,000	229,821
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	233,808
Holcim Finance Luxembourg SA:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 5/26/2023	EUR	300,000	$342,084
Series EMTN, 2.25%, 5/26/2028	EUR	100,000	123,180
Logicor Financing Sarl:
Series EMTN, 1.50%, 11/14/2022	EUR	100,000	112,727
Series EMTN, 1.63%, 7/15/2027	EUR	200,000	222,150
Medtronic Global Holdings Co. Series 0000, 0.38%, 3/7/2023	EUR	300,000	330,895
Medtronic Global Holdings SCA:
Zero Coupon, 3/7/2021	EUR	200,000	218,461
1.00%, 7/2/2031	EUR	200,000	227,180
1.63%, 3/7/2031	EUR	200,000	242,031
2.25%, 3/7/2039	EUR	100,000	130,112
Novartis Finance SA:
Series ., Zero Coupon, 3/31/2021	EUR	200,000	219,150
0.13%, 9/20/2023	EUR	200,000	220,784
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	230,025
1.50%, 3/26/2030	EUR	200,000	243,514
2.00%, 3/26/2038	EUR	300,000	398,624
			3,724,546
MEXICO — 0.4%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	200,000	222,941
3.00%, 7/12/2021	EUR	100,000	115,020
4.38%, 8/7/2041	GBP	100,000	163,146
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	229,827
			730,934
NETHERLANDS — 9.9%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	300,000	332,905
Series EMTN, 1.00%, 4/16/2025	EUR	343,000	392,467
Series EMTN, 2.13%, 11/26/2020	EUR	100,000	111,914
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	360,930
Series EMTN, 4.13%, 3/28/2022	EUR	250,000	300,956
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	117,817
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	400,000	480,006
Bayer Capital Corp. B.V.:
Security Description		Principal Amount	Value
0.63%, 12/15/2022	EUR	100,000	$110,846
1.50%, 6/26/2026	EUR	300,000	347,194
BMW Finance NV:
Series EMTN, 0.13%, 1/12/2021	EUR	300,000	328,294
Series EMTN, 0.38%, 7/10/2023	EUR	400,000	441,477
Series EMTN, 0.88%, 11/17/2020	EUR	200,000	220,659
Series EMTN, 1.50%, 2/6/2029	EUR	200,000	236,835
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	100,000	111,457
Series GMTN, 1.13%, 5/7/2031	EUR	100,000	116,477
Series GMTN, 1.25%, 3/23/2026	EUR	500,000	591,456
Series GMTN, 1.38%, 2/3/2027	EUR	300,000	359,096
Series GMTN, 2.25%, 3/23/2022	GBP	150,000	191,153
Series EMTN, 2.38%, 5/22/2023	EUR	200,000	237,743
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	238,900
Series EMTN, 4.13%, 1/12/2021	EUR	200,000	230,329
4.13%, 7/14/2025	EUR	550,000	745,649
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	234,878
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	617,363
Daimler International Finance B.V. Series EMTN, 0.25%, 8/9/2021	EUR	300,000	328,774
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.38%, 10/30/2021	EUR	100,000	110,121
Series EMTN, 0.63%, 4/3/2023	EUR	550,000	612,228
Series EMTN, 0.88%, 1/30/2024	EUR	400,000	451,273
Series EMTN, 1.38%, 1/30/2027	EUR	300,000	352,404
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	226,827
Enel Finance International NV 1.38%, 6/1/2026	EUR	200,000	234,156
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	200,000	228,696
ING Bank NV:
Series EMTN, 0.75%, 2/22/2021	EUR	100,000	110,468

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 4.50%, 2/21/2022	EUR	400,000	$484,537
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022	EUR	300,000	332,716
Series EMTN, 1.00%, 9/20/2023	EUR	200,000	225,501
Series EMTN, 1.13%, 2/14/2025	EUR	600,000	684,213
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	235,894
Series EMTN, 2.00%, 9/20/2028	EUR	400,000	493,829
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	131,095
Series EMTN, 3.00%, 2/18/2026	GBP	100,000	132,223
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	200,000	237,915
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	224,854
Naturgy Finance B.V. Series EMTN, 1.38%, 1/19/2027	EUR	200,000	234,743
Shell International Finance B.V.:
Series EMTN, 0.38%, 2/15/2025	EUR	100,000	111,664
Series EMTN, 0.75%, 8/15/2028	EUR	300,000	342,916
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	112,285
Series EMTN, 1.25%, 3/15/2022	EUR	200,000	225,933
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	237,809
Series EMTN, 1.63%, 3/24/2021	EUR	200,000	224,245
Series EMTN, 1.63%, 1/20/2027	EUR	200,000	242,505
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	242,975
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	126,741
Siemens Financieringsmaatschappij NV Series EMTN, 1.38%, 9/6/2030	EUR	400,000	480,141
Volkswagen International Finance NV Series 4Y, 0.50%, 3/30/2021	EUR	300,000	329,490
Vonovia Finance B.V. 1.25%, 12/6/2024	EUR	200,000	228,661
			16,434,633
Security Description		Principal Amount	Value
NORWAY — 0.3%
DNB Bank ASA:
Series EMTN, 4.25%, 1/18/2022	EUR	200,000	$240,463
Series EMTN, 4.38%, 2/24/2021	EUR	200,000	232,264
			472,727
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	127,000	146,851
SPAIN — 5.9%
Abertis Infraestructuras SA:
1.38%, 5/20/2026	EUR	400,000	452,764
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	123,321
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.63%, 1/17/2022	EUR	200,000	221,766
Series GMTN, 0.75%, 9/11/2022	EUR	300,000	333,607
Series GMTN, 1.00%, 1/20/2021	EUR	300,000	332,247
1.00%, 6/21/2026	EUR	200,000	225,973
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	115,763
Banco de Sabadell SA:
Series EMTN, 0.88%, 3/5/2023	EUR	200,000	221,818
Series EMTN, 1.75%, 5/10/2024	EUR	200,000	224,969
Banco Santander SA:
Series EMTN, 0.25%, 6/19/2024	EUR	200,000	219,653
Series EMTN, 1.13%, 1/17/2025	EUR	200,000	227,887
Series EMTN, 1.38%, 3/3/2021	EUR	200,000	223,074
1.38%, 2/9/2022	EUR	200,000	225,132
Series EMTN, 1.38%, 12/14/2022	EUR	300,000	341,793
CaixaBank SA:
Series EMTN, 0.75%, 4/18/2023	EUR	200,000	222,630
Series EMTN, 1.13%, 1/12/2023	EUR	300,000	335,117
Series EMTN, 1.13%, 5/17/2024	EUR	300,000	340,458
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	228,192
Series EMTN, 2.38%, 2/1/2024	EUR	200,000	234,919
Criteria Caixa SAU Series EMTN, 1.63%, 4/21/2022	EUR	200,000	226,958

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	200,000	$229,163
Iberdrola International B.V.:
Series EMTN, 1.13%, 4/21/2026	EUR	200,000	232,449
Series EMTN, 3.50%, 2/1/2021	EUR	200,000	228,733
Mapfre SA 1.63%, 5/19/2026	EUR	200,000	236,828
Naturgy Capital Markets SA Series EMTN, 1.13%, 4/11/2024	EUR	100,000	114,139
Repsol International Finance B.V. Series EMTN, 3.63%, 10/7/2021	EUR	100,000	117,297
Santan Consumer Finance Series EMTN, 1.00%, 2/27/2024	EUR	200,000	225,605
Santander Consumer Finance SA:
0.88%, 1/24/2022	EUR	200,000	222,662
Series EMTN, 1.00%, 5/26/2021	EUR	200,000	222,140
Series EMTN, 1.50%, 11/12/2020	EUR	200,000	222,184
Telefonica Emisiones SA:
Series EMTN, 0.32%, 10/17/2020	EUR	100,000	109,558
Series EMTN, 0.75%, 4/13/2022	EUR	200,000	222,323
Series EMTN, 1.45%, 1/22/2027	EUR	100,000	116,313
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	350,250
Series EMTN, 1.48%, 9/14/2021	EUR	100,000	112,407
Series EMTN, 1.50%, 9/11/2025	EUR	100,000	116,486
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	350,131
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	355,463
Series EMTN, 2.24%, 5/27/2022	EUR	200,000	231,148
Series GMTN, 3.96%, 3/26/2021	EUR	200,000	231,446
Series GMTN, 3.99%, 1/23/2023	EUR	300,000	369,528
			9,694,294
SWEDEN — 1.7%
Nordea Bank Abp:
Series EMTN, 1.00%, 2/22/2023	EUR	100,000	113,014
Series EMTN, 1.13%, 2/12/2025	EUR	200,000	231,470
Series EMTN, 1.13%, 9/27/2027	EUR	300,000	354,451
Security Description		Principal Amount	Value
Series EMTN, 2.00%, 2/17/2021	EUR	200,000	$224,878
Series EMTN, 3.25%, 7/5/2022	EUR	200,000	238,342
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.75%, 8/24/2021	EUR	300,000	332,865
Series EMTN, 2.00%, 2/19/2021	EUR	200,000	224,907
Svenska Handelsbanken AB:
Series EMTN, 0.13%, 6/18/2024	EUR	200,000	219,060
Series EMTN, 0.25%, 2/28/2022	EUR	100,000	110,081
Series EMTN, 1.13%, 12/14/2022	EUR	200,000	226,565
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	235,154
Series EMTN, 4.38%, 10/20/2021	EUR	200,000	238,452
			2,749,239
SWITZERLAND — 3.1%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	113,108
Series EMTN, 1.38%, 1/31/2022	EUR	200,000	225,580
Series EMTN, 1.50%, 4/10/2026	EUR	200,000	237,527
Credit Suisse Group AG:
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	400,000	454,408
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (a)	EUR	400,000	448,813
1 year GBP Swap + 1.23%, 2.13%, 9/12/2025 (a)	GBP	100,000	124,966
Credit Suisse Group Funding Guernsey, Ltd.:
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	129,722
Series EMTN, 1.25%, 4/14/2022	EUR	355,000	398,871
Glencore Finance Europe SA Series EMTN, 1.25%, 3/17/2021	EUR	150,000	165,751
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	229,544
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	200,000	229,171
Roche Holdings, Inc. Series EMTN, 6.50%, 3/4/2021	EUR	150,000	179,532

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
UBS AG:
Series EMTN, 0.13%, 11/5/2021	EUR	200,000	$219,276
Series EMTN, 0.25%, 1/10/2022	EUR	200,000	219,863
Series EMTN, 1.25%, 12/10/2020	GBP	200,000	247,199
Series EMTN, 1.25%, 9/3/2021	EUR	400,000	448,063
UBS Group Funding Switzerland AG:
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	348,192
1.50%, 11/30/2024	EUR	300,000	344,802
1.75%, 11/16/2022	EUR	300,000	343,724
			5,108,112
UNITED KINGDOM — 11.2%
Barclays PLC:
Series EMTN, 1.50%, 4/1/2022	EUR	148,000	166,529
Series EMTN, 1.88%, 3/23/2021	EUR	200,000	224,073
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	115,165
Series EMTN, 3.13%, 1/17/2024	GBP	200,000	256,550
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	256,405
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	249,210
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	100,000	111,550
Series ., 1 year GBP Swap + 1.32%, 2.38%, 10/6/2023 (a)	GBP	200,000	248,520
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	223,295
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	183,067
Series EMTN, 5.13%, 12/1/2025	GBP	150,000	228,998
BP Capital Markets PLC:
Series EMTN, 1.11%, 2/16/2023	EUR	300,000	339,422
Series EMTN, 1.37%, 3/3/2022	EUR	300,000	338,682
Series EMTN, 1.53%, 9/26/2022	EUR	400,000	456,816
Series EMTN, 1.57%, 2/16/2027	EUR	400,000	477,351
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	255,640
Security Description		Principal Amount	Value
British Telecommunications PLC:
Series EMTN, 0.63%, 3/10/2021	EUR	300,000	$330,315
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	223,838
Series EMTN, 1.13%, 3/10/2023	EUR	100,000	112,464
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	228,508
Series EMTN, 1.75%, 3/10/2026	EUR	300,000	349,232
Cadent Finance PLC:
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	128,029
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	258,718
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	150,000	275,862
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	195,074	271,562
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	116,570
Series EMTN, 1.38%, 12/2/2024	EUR	150,000	174,879
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	173,172
Series EMTN, 5.25%, 12/19/2033	GBP	268,000	472,609
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	190,299
Series EMTN, 6.38%, 3/9/2039	GBP	150,000	310,356
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	173,929
Series REGS, 5.23%, 2/15/2023	GBP	150,000	210,264
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	193,295
Series REGS, 6.45%, 12/10/2031	GBP	100,000	182,210
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	166,024
HSBC Bank PLC Series EMTN, 4.00%, 1/15/2021	EUR	200,000	229,771
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	450,631
Series EMTN, 1.50%, 3/15/2022	EUR	300,000	338,662
Series EMTN, 2.50%, 3/15/2027	EUR	400,000	506,913
2.63%, 8/16/2028	GBP	200,000	259,488

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (a)	GBP	300,000	$377,367
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	100,000	131,569
1 year GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	100,000	130,370
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (a)	EUR	200,000	229,982
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	148,000	165,543
Series EMTN, 9.00%, 2/17/2022	GBP	100,000	145,149
Lloyds Bank PLC:
Series EMTN, 1.00%, 11/19/2021	EUR	100,000	111,495
Series EMTN, 6.50%, 9/17/2040	GBP	100,000	209,555
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	114,920
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	251,364
Series EMTN, 1 year GBP Swap + 0.47%, 0.63%, 1/15/2024 (a)	EUR	400,000	437,291
Nationwide Building Society 3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	200,000	226,390
Royal Bank of Scotland Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	322,000	375,655
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	100,000	126,985
Series EMTN, 3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023 (a)	EUR	300,000	339,296
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	500,000	568,831
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	224,341
Sky Ltd.:
Series EMTN, 1.50%, 9/15/2021	EUR	322,000	361,988
Series EMTN, 2.50%, 9/15/2026	EUR	100,000	125,567
Standard Chartered PLC Series EMTN, 1.63%, 6/13/2021	EUR	200,000	224,452
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	280,962
Security Description		Principal Amount	Value
University of Oxford 2.54%, 12/8/2117	GBP	150,000	$233,006
Vodafone Group PLC:
Series EMTN, 0.38%, 11/22/2021	EUR	300,000	330,298
Series EMTN, 1.13%, 11/20/2025	EUR	200,000	229,705
Series EMTN, 1.60%, 7/29/2031	EUR	200,000	231,493
1.63%, 11/24/2030	EUR	100,000	116,618
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	348,934
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	178,771
Series EMTN, 2.20%, 8/25/2026	EUR	328,000	403,141
Series EMTN, 3.00%, 8/12/2056	GBP	100,000	120,183
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	128,538
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	120,855
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	154,068
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	100,000	139,544
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	173,186
			18,526,285
UNITED STATES — 26.5%
AbbVie, Inc. 1.38%, 5/17/2024	EUR	314,000	358,652
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	100,000	110,860
2.20%, 6/15/2027	EUR	200,000	232,249
3.13%, 6/15/2031	EUR	200,000	244,872
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	221,463
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	237,603
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	223,942
4.00%, 9/13/2029	GBP	100,000	146,103
Apple, Inc.:
0.88%, 5/24/2025	EUR	100,000	114,687
Series EMTN, 1.00%, 11/10/2022	EUR	100,000	113,149
Series EMTN, 1.00%, 11/10/2022	EUR	250,000	282,873
1.38%, 1/17/2024	EUR	100,000	116,135
1.38%, 5/24/2029	EUR	200,000	242,597

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
1.63%, 11/10/2026	EUR	300,000	$364,431
2.00%, 9/17/2027	EUR	200,000	251,690
3.05%, 7/31/2029	GBP	100,000	143,661
Series MTN, 3.70%, 8/28/2022	AUD	150,000	107,866
AT&T, Inc.:
0.80%, 3/4/2030	EUR	200,000	215,820
1.30%, 9/5/2023	EUR	400,000	454,141
1.45%, 6/1/2022	EUR	300,000	338,389
1.88%, 12/4/2020	EUR	100,000	111,048
2.35%, 9/5/2029	EUR	100,000	124,444
2.40%, 3/15/2024	EUR	300,000	356,946
2.45%, 3/15/2035	EUR	200,000	243,345
2.50%, 3/15/2023	EUR	300,000	351,943
2.65%, 12/17/2021	EUR	100,000	114,768
2.90%, 12/4/2026	GBP	100,000	131,490
3.15%, 9/4/2036	EUR	259,000	342,726
3.50%, 12/17/2025	EUR	200,000	259,282
3.55%, 12/17/2032	EUR	200,000	275,779
4.25%, 6/1/2043	GBP	100,000	144,434
4.38%, 9/14/2029	GBP	50,000	72,343
4.88%, 6/1/2044	GBP	250,000	393,722
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	193,763
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	193,763
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	300,000	335,510
Series EMTN, 1.38%, 9/10/2021	EUR	200,000	224,282
Series EMTN, 1.63%, 9/14/2022	EUR	300,000	342,584
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	129,031
Series EMTN, 2.38%, 6/19/2024	EUR	100,000	120,610
Series EMTN, 6.13%, 9/15/2021	GBP	100,000	135,135
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	440,940
Series EMTN, 3 Month USD LIBOR - 0.83%, 0.74%, 2/7/2022 (a)	EUR	100,000	110,076
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	400,000	473,666
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	100,000	116,497
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (a)	EUR	500,000	573,478
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	200,000	236,733
Security Description		Principal Amount	Value
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	100,000	$132,853
2.63%, 6/19/2059	GBP	100,000	144,072
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	300,000	347,291
1.30%, 3/15/2024	EUR	50,000	57,431
1.63%, 3/16/2035	EUR	200,000	249,596
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	111,227
0.80%, 3/10/2022	EUR	100,000	111,227
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	500,000	558,527
Series EMTN, 1.38%, 10/27/2021	EUR	200,000	224,696
Series EMTN, 1.50%, 10/26/2028	EUR	300,000	355,105
1.75%, 1/28/2025	EUR	200,000	235,419
Series EMTN, 2.38%, 5/22/2024	EUR	300,000	360,587
2.75%, 1/24/2024	GBP	100,000	129,526
Coca-Cola Co.:
0.13%, 9/22/2022	EUR	200,000	219,880
0.75%, 3/9/2023	EUR	300,000	335,838
1.13%, 3/9/2027	EUR	200,000	233,365
1.63%, 3/9/2035	EUR	300,000	378,768
1.88%, 9/22/2026	EUR	300,000	367,275
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	100,000	108,686
0.45%, 3/18/2028	EUR	200,000	218,353
0.75%, 9/18/2031	EUR	300,000	329,170
1.35%, 9/18/2039	EUR	200,000	218,140
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	300,000	360,839
Equinix, Inc. 2.88%, 10/1/2025	EUR	200,000	225,671
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	231,842
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	100,000	111,391
1.50%, 5/21/2027	EUR	200,000	233,691
2.00%, 5/21/2030	EUR	200,000	242,427
Ford Motor Credit Co. LLC:
1.51%, 2/17/2023	EUR	200,000	217,772
Series EMTN, 3.02%, 3/6/2024	EUR	100,000	114,630
GE Capital European Funding:
Series EMTN, 0.80%, 1/21/2022	EUR	200,000	219,572
Series EMTN, 2.63%, 3/15/2023	EUR	200,000	231,996
General Electric Co.:
0.38%, 5/17/2022	EUR	300,000	325,163

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
0.88%, 5/17/2025	EUR	400,000	$438,281
1.25%, 5/26/2023	EUR	300,000	333,454
1.50%, 5/17/2029	EUR	300,000	329,136
1.88%, 5/28/2027	EUR	100,000	114,544
2.13%, 5/17/2037	EUR	300,000	335,393
Goldman Sachs Group, Inc.:
Series EMTN, 1.25%, 5/1/2025	EUR	200,000	226,564
Series EMTN, 1.38%, 7/26/2022	EUR	100,000	113,251
Series EMTN, 1.38%, 5/15/2024	EUR	400,000	453,637
Series EMTN, 1.63%, 7/27/2026	EUR	400,000	466,976
Series EMTN, 2.00%, 7/27/2023	EUR	400,000	465,419
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	118,881
Series EMTN, 2.50%, 10/18/2021	EUR	100,000	114,728
Series EMTN, 3.00%, 2/12/2031	EUR	200,000	269,532
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	240,504
Series EMTN, 4.25%, 1/29/2026	GBP	300,000	421,592
Honeywell International, Inc.:
1.30%, 2/22/2023	EUR	100,000	114,063
1.30%, 2/22/2023	EUR	100,000	114,063
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	200,000	220,803
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	113,612
0.95%, 5/23/2025	EUR	100,000	114,155
1.25%, 5/26/2023	EUR	200,000	228,072
1.50%, 5/23/2029	EUR	500,000	601,813
1.88%, 11/6/2020	EUR	200,000	223,034
1.88%, 11/6/2020	EUR	100,000	111,517
Series EMTN, 2.75%, 12/21/2020	GBP	100,000	125,901
Series EMTN, 2.88%, 11/7/2025	EUR	300,000	381,890
Johnson & Johnson:
0.25%, 1/20/2022	EUR	100,000	110,361
1.65%, 5/20/2035	EUR	300,000	383,772
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	200,000	222,891
Series EMTN, 1.38%, 9/16/2021	EUR	100,000	112,212
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	342,167
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	116,486
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	237,139
Security Description		Principal Amount	Value
Series EMTN, 2.63%, 4/23/2021	EUR	300,000	$341,405
Series EMTN, 2.75%, 8/24/2022	EUR	400,000	470,916
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	237,940
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	265,352
Series EMTN, 3.00%, 2/19/2026	EUR	300,000	384,510
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	400,000	474,446
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	300,000	363,548
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	231,993
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	226,934
Medtronic Global Holdings SCA:
0.25%, 7/2/2025	EUR	200,000	219,614
1.13%, 3/7/2027	EUR	200,000	231,418
1.50%, 7/2/2039	EUR	100,000	116,149
1.75%, 7/2/2049	EUR	200,000	228,796
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	200,000	223,524
1.88%, 10/15/2026	EUR	100,000	122,740
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	221,101
Microsoft Corp.:
2.13%, 12/6/2021	EUR	250,000	285,289
3.13%, 12/6/2028	EUR	200,000	276,430
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	112,220
Series GMTN, 1.38%, 10/27/2026	EUR	300,000	348,548
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	349,009
Series GMTN, 1.75%, 1/30/2025	EUR	200,000	234,656
1.88%, 3/30/2023	EUR	200,000	231,273
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	603,676
Series GMTN, 2.38%, 3/31/2021	EUR	300,000	339,356
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	131,497
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	100,000	114,940
Mylan NV Series ., 2.25%, 11/22/2024	EUR	200,000	231,538

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Oracle Corp. Series EMTN, 2.25%, 1/10/2021	EUR	200,000	$225,167
Pfizer, Inc.:
0.25%, 3/6/2022	EUR	100,000	110,189
Series REGS, 2.74%, 6/15/2043	GBP	200,000	278,730
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	125,763
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	240,953
2.38%, 9/23/2024	EUR	100,000	121,050
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	228,733
2.00%, 8/16/2022	EUR	200,000	231,695
4.88%, 5/11/2027	EUR	100,000	148,416
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	248,000	277,978
Series EMTN, 1.88%, 10/1/2049	EUR	100,000	109,433
Toyota Motor Credit Corp.:
Series EMTN, 0.75%, 7/21/2022	EUR	200,000	223,421
Series EMTN, 1.00%, 9/10/2021	EUR	100,000	111,417
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	225,991
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	225,889
0.88%, 4/8/2027	EUR	100,000	112,602
1.25%, 4/8/2030	EUR	300,000	344,924
1.38%, 10/27/2026	EUR	200,000	233,484
1.38%, 11/2/2028	EUR	100,000	116,605
2.63%, 12/1/2031	EUR	200,000	261,395
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	269,986
Series EMTN, 3.25%, 2/17/2026	EUR	150,000	193,850
3.38%, 10/27/2036	GBP	200,000	286,214
Walmart, Inc.:
4.88%, 9/21/2029	EUR	150,000	238,153
5.25%, 9/28/2035	GBP	150,000	281,772
5.63%, 3/27/2034	GBP	100,000	188,140
Wells Fargo & Co.:
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	340,853
Series EMTN, 1.13%, 10/29/2021	EUR	200,000	223,585
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	349,958
Series EMTN, 1.50%, 9/12/2022	EUR	300,000	341,276
Series EMTN, 1.50%, 5/24/2027	EUR	300,000	353,130
Security Description		Principal Amount	Value
Series EMTN, 1.63%, 6/2/2025	EUR	250,000	$293,542
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	252,204
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	361,815
Series EMTN, 2.13%, 4/22/2022	GBP	100,000	126,198
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	117,561
Series EMTN, 2.63%, 8/16/2022	EUR	250,000	292,994
4.63%, 11/2/2035	GBP	150,000	248,509
ZF North America Capital, Inc. 2.75%, 4/27/2023	EUR	200,000	232,016
			43,891,799
TOTAL CORPORATE BONDS & NOTES (Cost $172,701,154)			164,036,090
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c) (d) (Cost $11,491)	11,491	11,491
TOTAL INVESTMENTS — 99.0% (Cost $172,712,645)		164,047,581
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		1,625,274
NET ASSETS — 100.0%		$165,672,855
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$164,036,090	$—	$164,036,090
Short-Term Investment	11,491	—	—	11,491
TOTAL INVESTMENTS	$11,491	$164,036,090	$—	$164,047,581
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,209	$26,209	$289,284	$304,002	$—	$—	11,491	$11,491	$145
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 157, 1.50%, 6/21/2031	AUD	1,000,000	$706,787
Series 146, 1.75%, 11/21/2020	AUD	2,920,000	1,990,484
Series 151, 2.00%, 12/21/2021	AUD	1,720,000	1,191,764
Series 153, 2.25%, 11/21/2022	AUD	2,295,000	1,620,371
Series 149, 2.25%, 5/21/2028	AUD	3,780,000	2,814,680
Series 155, 2.50%, 5/21/2030	AUD	3,380,000	2,615,898
Series 137, 2.75%, 4/21/2024	AUD	3,760,000	2,762,145
Series 148, 2.75%, 11/21/2027	AUD	2,340,000	1,797,950
Series 148, 2.75%, 11/21/2027	AUD	1,590,000	1,221,684
Series 152, 2.75%, 11/21/2028	AUD	3,395,000	2,637,233
Series 154, 2.75%, 11/21/2029	AUD	3,115,000	2,450,220
Series 145, 2.75%, 6/21/2035	AUD	1,124,000	920,362
Series 156, 2.75%, 5/21/2041	AUD	575,000	475,756
Series 150, 3.00%, 3/21/2047	AUD	1,805,000	1,586,768
Series 139, 3.25%, 4/21/2025	AUD	3,800,000	2,901,729
Series 138, 3.25%, 4/21/2029	AUD	3,945,000	3,202,033
Series 147, 3.25%, 6/21/2039	AUD	1,175,000	1,038,603
Series 144, 3.75%, 4/21/2037	AUD	1,636,000	1,519,428
Series 142, 4.25%, 4/21/2026	AUD	4,315,000	3,533,812
Series 140, 4.50%, 4/21/2033	AUD	1,910,000	1,832,854
Series 136, 4.75%, 4/21/2027	AUD	4,285,000	3,693,876
Series 133, 5.50%, 4/21/2023	AUD	3,425,000	2,695,105
Series 124, 5.75%, 5/15/2021	AUD	3,860,000	2,811,683
Series 128, 5.75%, 7/15/2022	AUD	3,355,000	2,574,861
			50,596,086
AUSTRIA — 3.2%
Austria Government Bond:
Security Description		Principal Amount	Value
Zero Coupon, 9/20/2022 (a)	EUR	860,000	$957,225
Zero Coupon, 7/15/2023 (a)	EUR	1,215,000	1,358,608
Zero Coupon, 7/15/2024 (a)	EUR	250,000	280,754
0.50%, 4/20/2027 (a)	EUR	1,340,000	1,566,515
0.50%, 2/20/2029 (a)	EUR	1,050,000	1,234,368
0.75%, 10/20/2026 (a)	EUR	1,580,000	1,875,404
0.75%, 2/20/2028 (a)	EUR	1,205,000	1,442,803
1.20%, 10/20/2025 (a)	EUR	1,410,000	1,703,320
1.50%, 2/20/2047 (a)	EUR	865,000	1,255,039
1.50%, 11/2/2086 (a)	EUR	340,000	543,119
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,500,000	1,824,089
1.75%, 10/20/2023 (a)	EUR	1,700,000	2,037,918
2.10%, 9/20/2117 (a)	EUR	830,000	1,712,737
2.40%, 5/23/2034 (a)	EUR	985,000	1,466,722
3.15%, 6/20/2044 (a)	EUR	950,000	1,787,472
3.40%, 11/22/2022 (a)	EUR	1,340,000	1,650,708
3.50%, 9/15/2021 (a)	EUR	2,170,000	2,561,143
3.65%, 4/20/2022 (a)	EUR	1,154,000	1,399,440
3.80%, 1/26/2062 (a)	EUR	510,000	1,281,029
4.15%, 3/15/2037 (a)	EUR	1,885,000	3,542,011
4.85%, 3/15/2026 (a)	EUR	1,180,000	1,741,952
6.25%, 7/15/2027	EUR	1,375,000	2,297,966
			35,520,342
BELGIUM — 4.6%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,305,000	1,471,809
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,270,000	1,459,915
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,900,000	2,230,441
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,550,000	1,848,893
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,752,000	2,100,582
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,800,000	2,186,375
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,640,000	1,967,811
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,180,000	1,460,532
Series 86, 1.25%, 4/22/2033	EUR	530,000	681,698
Series 84, 1.45%, 6/22/2037 (a)	EUR	495,000	660,017
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,185,000	1,676,208
Series 88, 1.70%, 6/22/2050 (a)	EUR	700,000	1,012,732
Series 76, 1.90%, 6/22/2038 (a)	EUR	1,210,000	1,730,433

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 80, 2.15%, 6/22/2066 (a)	EUR	585,000	$978,636
Series 68, 2.25%, 6/22/2023	EUR	1,470,000	1,779,600
Series 83, 2.25%, 6/22/2057 (a)	EUR	625,000	1,032,475
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,726,000	2,169,846
Series 73, 3.00%, 6/22/2034 (a)	EUR	915,000	1,440,878
Series 71, 3.75%, 6/22/2045	EUR	1,045,000	2,081,175
Series 48, 4.00%, 3/28/2022	EUR	1,685,000	2,054,306
Series 66, 4.00%, 3/28/2032	EUR	1,047,000	1,736,521
Series 61, 4.25%, 9/28/2021 (a)	EUR	1,785,000	2,138,661
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,740,000	2,181,600
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,930,000	3,838,766
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,140,000	1,652,240
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,102,000	4,045,820
Series 31, 5.50%, 3/28/2028	EUR	2,017,000	3,312,609
			50,930,579
CANADA — 4.3%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,570,000	1,892,949
0.75%, 3/1/2021	CAD	3,589,000	2,676,570
0.75%, 9/1/2021	CAD	2,685,000	1,996,533
1.00%, 9/1/2022	CAD	2,230,000	1,659,480
1.00%, 6/1/2027	CAD	2,133,000	1,567,191
1.25%, 11/1/2021	CAD	850,000	637,994
1.50%, 8/1/2021	CAD	730,000	550,560
1.50%, 6/1/2023	CAD	1,835,000	1,387,961
1.50%, 9/1/2024	CAD	2,230,000	1,691,533
1.50%, 6/1/2026	CAD	1,910,000	1,453,115
1.50%, 6/1/2030	CAD	400,000	297,692
1.75%, 5/1/2021	CAD	1,770,000	1,339,639
1.75%, 3/1/2023	CAD	2,185,000	1,664,907
2.00%, 11/1/2020	CAD	1,645,000	1,246,224
2.00%, 9/1/2023	CAD	1,725,000	1,329,631
2.00%, 6/1/2028	CAD	1,840,000	1,460,979
2.00%, 12/1/2051	CAD	935,000	789,016
2.25%, 2/1/2021	CAD	1,605,000	1,221,582
2.25%, 3/1/2024	CAD	1,700,000	1,327,913
2.25%, 6/1/2025	CAD	1,790,000	1,414,762
2.25%, 6/1/2029	CAD	1,785,000	1,454,425
2.50%, 6/1/2024	CAD	2,090,000	1,655,204
2.75%, 6/1/2022	CAD	2,000,000	1,558,958
2.75%, 12/1/2048	CAD	2,020,000	1,957,447
Security Description		Principal Amount	Value
2.75%, 12/1/2064	CAD	685,000	$722,970
3.25%, 6/1/2021	CAD	2,145,000	1,663,509
3.50%, 12/1/2045	CAD	2,245,000	2,402,964
4.00%, 6/1/2041	CAD	2,010,000	2,197,701
5.00%, 6/1/2037	CAD	1,730,000	2,008,316
Series WL43, 5.75%, 6/1/2029	CAD	1,570,000	1,649,164
5.75%, 6/1/2033	CAD	1,690,000	1,952,231
Series A55, 8.00%, 6/1/2023	CAD	390,000	362,753
Series VW17, 8.00%, 6/1/2027	CAD	550,000	613,208
Series A-76, 9.00%, 6/1/2025	CAD	330,000	351,470
			48,156,551
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	350,000,000	509,504
4.50%, 2/28/2021	CLP	170,000,000	242,347
4.50%, 3/1/2021	CLP	290,000,000	413,374
4.50%, 3/1/2026	CLP	500,000,000	765,224
4.70%, 9/1/2030 (a)	CLP	250,000,000	403,880
5.00%, 3/1/2035	CLP	550,000,000	943,849
5.10%, 7/15/2050	CLP	150,000,000	284,382
Series 30YR, 6.00%, 1/1/2043	CLP	435,000,000	885,474
			4,448,034
CHINA — 1.6%
China Government Bond:
Series 1814, 3.24%, 7/5/2021	CNY	16,250,000	2,300,634
Series 1827, 3.25%, 11/22/2028	CNY	22,000,000	3,093,971
Series 1823, 3.29%, 10/18/2023	CNY	59,000,000	8,387,171
Series 1824, 4.08%, 10/22/2048	CNY	25,500,000	3,738,358
			17,520,134
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	318,452
Series EMTN, 2.75%, 6/27/2024	EUR	200,000	246,058
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	136,189
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	143,335
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	137,012
Series EMTN, 3.88%, 5/6/2022	EUR	130,000	156,420

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	$135,296
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	94,707
			1,367,469
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	9,860,000	385,654
Series 97, 0.45%, 10/25/2023	CZK	5,700,000	232,452
Series 104, 0.75%, 2/23/2021	CZK	3,500,000	147,017
Series 94, 0.95%, 5/15/2030	CZK	13,280,000	534,900
Series 95, 1.00%, 6/26/2026	CZK	13,120,000	542,920
Series 15Y, 2.00%, 10/13/2033	CZK	10,170,000	458,948
Series 89, 2.40%, 9/17/2025	CZK	13,790,000	618,161
Series 78, 2.50%, 8/25/2028	CZK	13,750,000	636,169
Series 105, 2.75%, 7/23/2029	CZK	14,670,000	699,431
Series 61, 3.85%, 9/29/2021	CZK	10,410,000	461,715
Series 49, 4.20%, 12/4/2036	CZK	7,530,000	448,746
Series 52, 4.70%, 9/12/2022	CZK	11,960,000	554,967
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	127,111
Series 58, 5.70%, 5/25/2024	CZK	11,910,000	607,872
			6,456,063
DENMARK — 1.3%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	7,435,000	1,098,659
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	1,050,000	158,471
Series 10Y, 0.50%, 11/15/2027	DKK	12,405,000	1,988,959
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	2,342,000	379,081
1.50%, 11/15/2023	DKK	9,135,000	1,462,752
1.75%, 11/15/2025	DKK	8,605,000	1,452,923
3.00%, 11/15/2021	DKK	9,465,000	1,495,524
4.50%, 11/15/2039	DKK	19,065,000	5,614,425
7.00%, 11/10/2024	DKK	1,740,000	357,271
			14,008,065
Security Description		Principal Amount	Value
FINLAND — 1.3%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	635,000	$704,911
Zero Coupon, 9/15/2023 (a)	EUR	745,000	833,963
Zero Coupon, 9/15/2024 (a)	EUR	400,000	449,271
0.50%, 4/15/2026 (a)	EUR	731,000	850,817
0.50%, 9/15/2027 (a)	EUR	690,000	808,608
0.50%, 9/15/2028 (a)	EUR	728,000	857,024
0.50%, 9/15/2029 (a)	EUR	450,000	530,530
0.75%, 4/15/2031 (a)	EUR	610,000	740,881
0.88%, 9/15/2025 (a)	EUR	593,000	702,295
1.13%, 4/15/2034 (a)	EUR	515,000	664,357
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	385,000	557,347
1.50%, 4/15/2023 (a)	EUR	680,000	799,998
1.63%, 9/15/2022 (a)	EUR	640,000	746,461
2.00%, 4/15/2024 (a)	EUR	650,000	795,373
2.63%, 7/4/2042 (a)	EUR	641,000	1,106,351
2.75%, 7/4/2028 (a)	EUR	665,000	928,172
3.50%, 4/15/2021 (a)	EUR	650,000	754,663
4.00%, 7/4/2025 (a)	EUR	962,000	1,332,362
			14,163,384
FRANCE — 5.6%
France Government Bond OAT:
Zero Coupon, 2/25/2021	EUR	1,095,000	1,205,415
Zero Coupon, 5/25/2021	EUR	1,050,000	1,157,906
Zero Coupon, 2/25/2022	EUR	980,000	1,085,691
Zero Coupon, 5/25/2022	EUR	1,090,000	1,211,381
Zero Coupon, 3/25/2023	EUR	1,200,000	1,340,815
Zero Coupon, 3/25/2024	EUR	1,000,000	1,121,959
Zero Coupon, 3/25/2025	EUR	450,000	505,646
0.25%, 11/25/2020	EUR	720,000	793,101
0.25%, 11/25/2026	EUR	1,220,000	1,399,552
0.50%, 5/25/2025	EUR	1,320,000	1,527,350
0.50%, 5/25/2026	EUR	1,250,000	1,454,643
0.50%, 5/25/2029	EUR	1,050,000	1,231,722
0.75%, 5/25/2028	EUR	1,170,000	1,400,689
0.75%, 11/25/2028	EUR	1,155,000	1,383,925
1.00%, 11/25/2025	EUR	1,120,000	1,337,839
1.00%, 5/25/2027	EUR	1,070,000	1,296,662
1.25%, 5/25/2034	EUR	650,000	838,372
1.25%, 5/25/2036 (a)	EUR	1,010,000	1,307,503
1.50%, 5/25/2031	EUR	1,545,000	2,013,412

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
1.50%, 5/25/2050 (a)	EUR	480,000	$663,991
1.75%, 5/25/2023	EUR	1,305,000	1,551,776
1.75%, 11/25/2024	EUR	1,200,000	1,468,824
1.75%, 6/25/2039 (a)	EUR	600,000	847,853
1.75%, 5/25/2066 (a)	EUR	385,000	586,845
2.00%, 5/25/2048 (a)	EUR	885,000	1,355,779
2.25%, 10/25/2022	EUR	1,090,000	1,297,643
2.25%, 5/25/2024	EUR	1,190,000	1,474,632
2.50%, 10/25/2020	EUR	800,000	901,468
2.50%, 5/25/2030	EUR	1,345,000	1,896,346
2.75%, 10/25/2027	EUR	1,360,000	1,871,402
3.00%, 4/25/2022	EUR	1,540,000	1,841,248
3.25%, 10/25/2021	EUR	1,335,000	1,576,062
3.25%, 5/25/2045	EUR	935,000	1,733,674
3.50%, 4/25/2026	EUR	1,330,000	1,840,433
3.75%, 4/25/2021	EUR	1,330,000	1,551,620
4.00%, 10/25/2038	EUR	920,000	1,728,534
4.00%, 4/25/2055	EUR	495,000	1,123,889
4.00%, 4/25/2060	EUR	375,000	892,915
4.25%, 10/25/2023	EUR	1,500,000	1,969,611
4.50%, 4/25/2041	EUR	1,310,000	2,708,523
4.75%, 4/25/2035	EUR	965,000	1,827,138
5.50%, 4/25/2029	EUR	1,200,000	2,046,977
5.75%, 10/25/2032	EUR	1,202,000	2,325,873
6.00%, 10/25/2025	EUR	1,050,000	1,606,429
8.50%, 4/25/2023	EUR	310,000	450,774
			62,753,842
GERMANY — 4.5%
Bundesrepublik Deutschland:
Zero Coupon, 12/11/2020	EUR	505,000	555,541
Zero Coupon, 3/12/2021	EUR	910,000	1,003,007
Zero Coupon, 6/11/2021	EUR	1,200,000	1,325,150
Zero Coupon, 9/10/2021	EUR	250,000	276,655
Zero Coupon, 8/15/2026	EUR	1,425,000	1,634,931
Zero Coupon, 8/15/2029	EUR	200,000	230,753
Zero Coupon, 8/15/2050	EUR	150,000	167,069
0.25%, 2/15/2027	EUR	1,200,000	1,404,798
0.25%, 8/15/2028	EUR	880,000	1,036,943
0.50%, 8/15/2027	EUR	1,270,000	1,518,908
0.50%, 2/15/2028	EUR	845,000	1,014,022
1.25%, 8/15/2048	EUR	690,000	1,049,889
Series 98, 4.75%, 7/4/2028	EUR	519,000	841,459
Series 08, 4.75%, 7/4/2040	EUR	100,000	226,677
Series 94, 6.25%, 1/4/2024	EUR	415,000	590,778
Security Description		Principal Amount	Value
Federal Republic of Germany:
Series 173, Zero Coupon, 4/9/2021	EUR	960,000	$1,058,776
Series 174, Zero Coupon, 10/8/2021	EUR	950,000	1,052,128
Series 175, Zero Coupon, 4/8/2022	EUR	545,000	606,216
Series 176, Zero Coupon, 10/7/2022	EUR	710,000	793,354
Series 177, Zero Coupon, 4/14/2023	EUR	665,000	746,305
Series 178, Zero Coupon, 10/13/2023	EUR	605,000	681,689
Series 179, Zero Coupon, 4/5/2024	EUR	350,000	395,404
Series 180, Zero Coupon, 10/18/2024	EUR	300,000	340,132
Series 172, 0.25%, 10/16/2020	EUR	770,000	848,109
0.25%, 2/15/2029	EUR	1,150,000	1,357,255
0.50%, 2/15/2025	EUR	850,000	992,161
0.50%, 2/15/2026	EUR	1,223,000	1,443,326
1.00%, 8/15/2024	EUR	815,000	968,079
1.00%, 8/15/2025	EUR	1,218,000	1,469,584
1.50%, 9/4/2022	EUR	720,000	839,058
1.50%, 2/15/2023	EUR	760,000	894,412
1.50%, 5/15/2023	EUR	695,000	822,341
1.50%, 5/15/2024	EUR	724,000	874,865
1.75%, 7/4/2022	EUR	1,050,000	1,226,595
1.75%, 2/15/2024	EUR	700,000	849,855
2.00%, 1/4/2022	EUR	1,000,000	1,160,311
2.00%, 8/15/2023	EUR	700,000	847,922
2.25%, 9/4/2021	EUR	650,000	750,293
2.50%, 1/4/2021	EUR	760,000	863,906
2.50%, 7/4/2044	EUR	1,132,000	2,068,656
2.50%, 8/15/2046	EUR	1,225,000	2,297,265
3.25%, 7/4/2021	EUR	230,000	268,534
3.25%, 7/4/2042	EUR	700,000	1,384,977
Series 05, 4.00%, 1/4/2037	EUR	942,000	1,828,517
Series 2007, 4.25%, 7/4/2039	EUR	650,000	1,367,143
Series 03, 4.75%, 7/4/2034	EUR	755,000	1,477,799
Series 08, 4.75%, 7/4/2040	EUR	575,000	1,303,393
Series 00, 5.50%, 1/4/2031	EUR	690,000	1,283,932
Series 98, 5.63%, 1/4/2028	EUR	763,000	1,276,432
Series 00, 6.25%, 1/4/2030	EUR	400,000	753,467
Series 97, 6.50%, 7/4/2027	EUR	450,000	771,908
			50,840,679

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,250,000	$157,850
1.10%, 1/17/2023	HKD	1,300,000	163,833
1.16%, 5/18/2022	HKD	1,200,000	151,580
1.25%, 6/29/2027	HKD	500,000	63,743
1.68%, 1/21/2026	HKD	500,000	65,361
1.89%, 3/2/2032	HKD	350,000	47,084
1.97%, 1/17/2029	HKD	400,000	54,142
2.22%, 8/7/2024	HKD	1,000,000	133,195
2.46%, 8/4/2021	HKD	1,950,000	252,359
			1,089,147
HUNGARY — 0.5%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	113,800,000	373,024
Series 22/C, 1.50%, 8/24/2022	HUF	211,000,000	707,415
Series 22/B, 1.75%, 10/26/2022	HUF	160,520,000	541,932
Series 21/B, 2.50%, 10/27/2021	HUF	96,950,000	331,756
Series 26/D, 2.75%, 12/22/2026	HUF	84,930,000	300,623
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	421,364
Series 27/A, 3.00%, 10/27/2027	HUF	179,260,000	645,877
Series 31/A, 3.25%, 10/22/2031	HUF	27,000,000	98,051
Series 25/B, 5.50%, 6/24/2025	HUF	148,720,000	599,961
Series 23/A, 6.00%, 11/24/2023	HUF	144,460,000	570,786
Series 28/A, 6.75%, 10/22/2028	HUF	70,270,000	325,402
Series 22/A, 7.00%, 6/24/2022	HUF	134,000,000	515,719
Series 20/A, 7.50%, 11/12/2020	HUF	63,310,000	223,176
			5,655,086
INDONESIA — 2.1%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	25,435,000,000	1,740,940
Series FR64, 6.13%, 5/15/2028	IDR	81,700,000,000	5,326,184
Series FR65, 6.63%, 5/15/2033	IDR	65,700,000,000	4,210,308
Series FR61, 7.00%, 5/15/2022	IDR	40,750,000,000	2,909,254
Series FR59, 7.00%, 5/15/2027	IDR	25,200,000,000	1,762,385
Security Description		Principal Amount	Value
Series FR75, 7.50%, 5/15/2038	IDR	47,200,000,000	$3,251,363
Series FR53, 8.25%, 7/15/2021	IDR	23,531,000,000	1,713,312
Series FR70, 8.38%, 3/15/2024	IDR	31,500,000,000	2,356,653
			23,270,399
IRELAND — 1.6%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	675,000	748,174
0.80%, 3/15/2022	EUR	945,000	1,064,107
0.90%, 5/15/2028	EUR	1,115,000	1,324,168
1.00%, 5/15/2026	EUR	1,600,000	1,893,836
1.10%, 5/15/2029	EUR	900,000	1,088,529
1.30%, 5/15/2033	EUR	530,000	659,556
1.35%, 3/18/2031	EUR	400,000	497,468
1.50%, 5/15/2050	EUR	550,000	717,899
1.70%, 5/15/2037	EUR	785,000	1,040,182
2.00%, 2/18/2045	EUR	1,165,000	1,685,570
2.40%, 5/15/2030	EUR	1,300,000	1,772,893
3.40%, 3/18/2024	EUR	1,070,000	1,370,245
3.90%, 3/20/2023	EUR	965,000	1,215,396
5.00%, 10/18/2020	EUR	785,000	905,657
5.40%, 3/13/2025	EUR	1,675,000	2,405,604
			18,389,284
ISRAEL — 0.8%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	2,020,000	583,424
Series 0722, 0.75%, 7/31/2022	ILS	620,000	180,160
Series 0421, 1.00%, 4/30/2021	ILS	1,970,000	573,726
Series 1122, 1.25%, 11/30/2022	ILS	1,460,000	432,272
Series 1123, 1.50%, 11/30/2023	ILS	1,790,000	538,573
Series 0825, 1.75%, 8/31/2025	ILS	2,690,000	826,906
Series 0327, 2.00%, 3/31/2027	ILS	2,190,000	687,337
Series 0928, 2.25%, 9/28/2028	ILS	1,700,000	545,625
Series 0324, 3.75%, 3/31/2024	ILS	2,190,000	723,801
Series 0347, 3.75%, 3/31/2047	ILS	1,835,000	715,288
Series 0323, 4.25%, 3/31/2023	ILS	2,519,000	822,425
Series 0122, 5.50%, 1/31/2022	ILS	2,150,000	693,809
Series 0142, 5.50%, 1/31/2042	ILS	2,505,000	1,199,707

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 1026, 6.25%, 10/30/2026	ILS	2,390,000	$951,401
			9,474,454
ITALY — 5.2%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	570,000	624,352
0.35%, 11/1/2021	EUR	625,000	689,143
0.45%, 6/1/2021	EUR	645,000	711,364
0.65%, 10/15/2023	EUR	520,000	581,014
0.90%, 8/1/2022	EUR	620,000	695,005
0.95%, 3/1/2023	EUR	435,000	489,430
0.95%, 3/15/2023	EUR	665,000	748,690
1.20%, 4/1/2022	EUR	635,000	715,733
1.25%, 12/1/2026	EUR	530,000	608,713
1.45%, 11/15/2024	EUR	510,000	590,033
1.45%, 5/15/2025	EUR	450,000	520,689
1.60%, 6/1/2026	EUR	400,000	469,453
1.75%, 7/1/2024	EUR	700,000	818,389
1.85%, 5/15/2024	EUR	555,000	651,670
2.00%, 2/1/2028	EUR	1,005,000	1,217,012
2.05%, 8/1/2027	EUR	790,000	956,449
2.20%, 6/1/2027	EUR	685,000	837,076
2.25%, 9/1/2036 (a)	EUR	745,000	916,235
2.30%, 10/15/2021	EUR	615,000	704,549
Series 5Y, 2.45%, 10/1/2023	EUR	985,000	1,174,359
2.45%, 9/1/2033 (a)	EUR	690,000	870,405
2.50%, 11/15/2025	EUR	300,000	368,246
2.80%, 12/1/2028	EUR	640,000	825,186
2.80%, 3/1/2067 (a)	EUR	245,000	316,965
2.95%, 9/1/2038 (a)	EUR	500,000	669,260
3.00%, 8/1/2029	EUR	600,000	788,358
3.10%, 3/1/2040 (a)	EUR	200,000	272,085
3.45%, 3/1/2048 (a)	EUR	575,000	851,506
3.75%, 8/1/2021 (a)	EUR	750,000	877,257
3.85%, 9/1/2049 (a)	EUR	330,000	519,096
7.25%, 11/1/2026	EUR	485,000	775,692
9.00%, 11/1/2023	EUR	500,000	742,426
Italy Certificati di Credito del Tesoro Zero Coupon, 11/27/2020	EUR	600,000	655,834
Republic of Italy:
0.20%, 10/15/2020	EUR	455,000	498,501
0.65%, 11/1/2020	EUR	510,000	561,576
1.35%, 4/15/2022	EUR	550,000	622,016
1.45%, 9/15/2022	EUR	560,000	638,249
1.50%, 6/1/2025	EUR	675,000	783,357
1.65%, 3/1/2032 (a)	EUR	795,000	923,922
2.00%, 12/1/2025	EUR	680,000	813,690
2.15%, 12/15/2021	EUR	650,000	745,294
2.50%, 12/1/2024	EUR	720,000	874,135
2.70%, 3/1/2047 (a)	EUR	585,000	769,274
3.25%, 9/1/2046 (a)	EUR	560,000	802,082
3.50%, 3/1/2030 (a)	EUR	830,000	1,136,843
Security Description		Principal Amount	Value
3.75%, 3/1/2021	EUR	790,000	$910,754
3.75%, 5/1/2021 (a)	EUR	500,000	579,643
3.75%, 9/1/2024	EUR	830,000	1,059,345
4.00%, 2/1/2037 (a)	EUR	940,000	1,414,949
4.50%, 5/1/2023	EUR	830,000	1,049,205
4.50%, 3/1/2024	EUR	855,000	1,109,502
4.50%, 3/1/2026 (a)	EUR	650,000	891,693
4.75%, 9/1/2021	EUR	930,000	1,110,459
4.75%, 8/1/2023 (a)	EUR	830,000	1,066,649
4.75%, 9/1/2028 (a)	EUR	825,000	1,216,567
4.75%, 9/1/2044 (a)	EUR	615,000	1,066,531
5.00%, 3/1/2022	EUR	785,000	963,039
5.00%, 3/1/2025 (a)	EUR	900,000	1,227,688
5.00%, 8/1/2034 (a)	EUR	695,000	1,131,337
5.00%, 8/1/2039 (a)	EUR	760,000	1,303,453
5.00%, 9/1/2040 (a)	EUR	770,000	1,322,459
5.25%, 11/1/2029	EUR	1,057,000	1,640,796
5.50%, 9/1/2022	EUR	700,000	887,553
5.50%, 11/1/2022	EUR	900,000	1,148,149
5.75%, 2/1/2033	EUR	836,000	1,417,708
6.00%, 5/1/2031	EUR	1,050,000	1,764,538
6.50%, 11/1/2027	EUR	930,000	1,483,765
			58,186,395
JAPAN — 22.9%
Government of Japan 2 Year Bond:
Series 393, 0.10%, 10/1/2020	JPY	60,000,000	557,407
Series 394, 0.10%, 11/1/2020	JPY	76,000,000	706,239
Series 396, 0.10%, 1/1/2021	JPY	87,500,000	813,663
Series 402, 0.10%, 7/1/2021	JPY	69,000,000	643,042
Series 397, 0.10%, 2/1/2021	JPY	306,000,000	2,846,515
Government of Japan 5 Year Bond:
Series 126, 0.10%, 12/20/2020	JPY	274,900,000	2,556,042
Series 127, 0.10%, 3/20/2021	JPY	255,300,000	2,376,304
Series 128, 0.10%, 6/20/2021	JPY	240,900,000	2,244,722
Series 129, 0.10%, 9/20/2021	JPY	267,500,000	2,495,875
Series 130, 0.10%, 12/20/2021	JPY	328,500,000	3,068,888
Series 131, 0.10%, 3/20/2022	JPY	200,300,000	1,873,748
Series 132, 0.10%, 6/20/2022	JPY	327,000,000	3,062,348
Series 133, 0.10%, 9/20/2022	JPY	230,150,000	2,158,927
Series 134, 0.10%, 12/20/2022	JPY	272,150,000	2,555,855

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 135, 0.10%, 3/20/2023	JPY	269,300,000	$2,532,080
Series 136, 0.10%, 6/20/2023	JPY	213,000,000	2,005,679
Series 137, 0.10%, 9/20/2023	JPY	298,200,000	2,809,357
Series 138, 0.10%, 12/20/2023	JPY	301,000,000	2,838,605
Series 139, 0.10%, 3/20/2024	JPY	375,000,000	3,541,256
Series 140, 0.10%, 6/20/2024	JPY	50,000,000	472,736
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	250,500,000	2,389,711
Series 343, 0.10%, 6/20/2026	JPY	340,000,000	3,247,012
Series 344, 0.10%, 9/20/2026	JPY	282,550,000	2,699,879
Series 345, 0.10%, 12/20/2026	JPY	262,250,000	2,509,544
Series 346, 0.10%, 3/20/2027	JPY	192,250,000	1,841,420
Series 347, 0.10%, 6/20/2027	JPY	267,000,000	2,559,988
Series 348, 0.10%, 9/20/2027	JPY	289,000,000	2,771,699
Series 349, 0.10%, 12/20/2027	JPY	240,200,000	2,304,520
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,661,860
Series 351, 0.10%, 6/20/2028	JPY	247,500,000	2,372,611
Series 352, 0.10%, 9/20/2028	JPY	246,150,000	2,358,189
Series 353, 0.10%, 12/20/2028	JPY	265,000,000	2,536,203
Series 354, 0.10%, 3/20/2029	JPY	150,000,000	1,434,115
Series 355, 0.10%, 6/20/2029	JPY	410,000,000	3,915,021
Series 337, 0.30%, 12/20/2024	JPY	201,750,000	1,932,768
Series 341, 0.30%, 12/20/2025	JPY	261,150,000	2,518,711
Series 338, 0.40%, 3/20/2025	JPY	150,450,000	1,451,615
Series 339, 0.40%, 6/20/2025	JPY	272,500,000	2,633,675
Series 340, 0.40%, 9/20/2025	JPY	251,350,000	2,433,752
Series 335, 0.50%, 9/20/2024	JPY	369,250,000	3,565,402
Series 336, 0.50%, 12/20/2024	JPY	73,700,000	713,303
Security Description		Principal Amount	Value
Series 328, 0.60%, 3/20/2023	JPY	349,000,000	$3,337,128
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	739,635
Series 332, 0.60%, 12/20/2023	JPY	325,000,000	3,128,480
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,299,545
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,447,676
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	813,460
Series 324, 0.80%, 6/20/2022	JPY	239,950,000	2,289,710
Series 325, 0.80%, 9/20/2022	JPY	250,000,000	2,393,107
Series 327, 0.80%, 12/20/2022	JPY	195,600,000	1,877,688
Series 329, 0.80%, 6/20/2023	JPY	230,000,000	2,221,024
Series 330, 0.80%, 9/20/2023	JPY	275,750,000	2,669,296
Series 322, 0.90%, 3/20/2022	JPY	135,000,000	1,287,381
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	913,725
Series 318, 1.00%, 9/20/2021	JPY	190,000,000	1,803,765
Series 320, 1.00%, 12/20/2021	JPY	212,150,000	2,020,975
Series 321, 1.00%, 3/20/2022	JPY	320,000,000	3,058,942
Series 316, 1.10%, 6/20/2021	JPY	100,000,000	947,647
Series 317, 1.10%, 9/20/2021	JPY	170,000,000	1,617,009
Series 319, 1.10%, 12/20/2021	JPY	100,000,000	954,680
Series 312, 1.20%, 12/20/2020	JPY	248,500,000	2,341,407
Series 315, 1.20%, 6/20/2021	JPY	95,000,000	901,786
Series 313, 1.30%, 3/20/2021	JPY	160,000,000	1,515,348
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,174,126
Series 156, 0.40%, 3/20/2036	JPY	128,900,000	1,254,364
Series 158, 0.50%, 9/20/2036	JPY	121,300,000	1,197,534
Series 164, 0.50%, 3/20/2038	JPY	125,000,000	1,229,840
Series 165, 0.50%, 6/20/2038	JPY	90,000,000	884,894

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 167, 0.50%, 12/20/2038	JPY	315,000,000	$3,092,640
Series 159, 0.60%, 12/20/2036	JPY	145,050,000	1,454,057
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	973,136
Series 162, 0.60%, 9/20/2037	JPY	230,000,000	2,300,660
Series 163, 0.60%, 12/20/2037	JPY	186,000,000	1,861,755
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	1,032,767
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	965,919
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	579,420
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	460,355
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,249,191
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,415,896
Series 152, 1.20%, 3/20/2035	JPY	125,000,000	1,363,070
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,146,774
Series 153, 1.30%, 6/20/2035	JPY	130,000,000	1,437,608
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	489,026
Series 150, 1.40%, 9/20/2034	JPY	190,000,000	2,119,544
Series 144, 1.50%, 3/20/2033	JPY	24,300,000	271,614
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,238,321
Series 149, 1.50%, 6/20/2034	JPY	150,000,000	1,691,936
Series 136, 1.60%, 3/20/2032	JPY	92,150,000	1,032,788
Series 143, 1.60%, 3/20/2033	JPY	150,000,000	1,695,406
Series 147, 1.60%, 12/20/2033	JPY	170,000,000	1,933,336
Series 140, 1.70%, 9/20/2032	JPY	200,000,000	2,276,401
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,482,656
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,789,379
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	2,009,419
Series 122, 1.80%, 9/20/2030	JPY	55,650,000	626,225
Series 130, 1.80%, 9/20/2031	JPY	260,000,000	2,959,946
Security Description		Principal Amount	Value
Series 133, 1.80%, 12/20/2031	JPY	250,000,000	$2,853,111
Series 142, 1.80%, 12/20/2032	JPY	130,000,000	1,498,846
Series 58, 1.90%, 9/20/2022	JPY	60,000,000	592,588
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	557,669
Series 108, 1.90%, 12/20/2028	JPY	83,200,000	925,242
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	605,814
Series 121, 1.90%, 9/20/2030	JPY	55,300,000	627,987
Series 127, 1.90%, 3/20/2031	JPY	55,000,000	628,356
Series 73, 2.00%, 12/20/2024	JPY	45,000,000	468,321
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	313,915
Series 93, 2.00%, 3/20/2027	JPY	80,000,000	872,683
Series 124, 2.00%, 12/20/2030	JPY	50,000,000	574,846
Series 52, 2.10%, 9/21/2021	JPY	40,000,000	387,823
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	727,948
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	478,397
Series 92, 2.10%, 12/20/2026	JPY	100,000,000	1,092,352
Series 94, 2.10%, 3/20/2027	JPY	80,000,000	878,301
Series 96, 2.10%, 6/20/2027	JPY	63,000,000	695,049
Series 99, 2.10%, 12/20/2027	JPY	140,000,000	1,559,088
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	608,063
Series 107, 2.10%, 12/20/2028	JPY	100,000,000	1,129,521
Series 113, 2.10%, 9/20/2029	JPY	116,250,000	1,325,976
Series 117, 2.10%, 3/20/2030	JPY	129,000,000	1,481,862
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	655,689
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	945,380
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	934,346
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	567,268
Series 115, 2.20%, 12/20/2029	JPY	40,000,000	461,724

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 125, 2.20%, 3/20/2031	JPY	178,650,000	$2,098,656
Series 95, 2.30%, 6/20/2027	JPY	100,000,000	1,117,900
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	672,001
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	75,000,000	691,839
Series 52, 0.50%, 9/20/2046	JPY	87,500,000	848,663
Series 62, 0.50%, 3/20/2049	JPY	55,000,000	529,903
Series 53, 0.60%, 12/20/2046	JPY	84,650,000	840,328
Series 59, 0.70%, 6/20/2048	JPY	117,000,000	1,188,674
Series 61, 0.70%, 12/20/2048	JPY	70,000,000	710,668
Series 50, 0.80%, 3/20/2046	JPY	79,650,000	829,488
Series 54, 0.80%, 3/20/2047	JPY	88,150,000	917,788
Series 55, 0.80%, 6/20/2047	JPY	84,650,000	881,504
Series 56, 0.80%, 9/20/2047	JPY	68,750,000	715,859
Series 57, 0.80%, 12/20/2047	JPY	73,250,000	762,620
Series 58, 0.80%, 3/20/2048	JPY	102,150,000	1,063,059
Series 60, 0.90%, 9/20/2048	JPY	61,650,000	657,503
Series 48, 1.40%, 9/20/2045	JPY	84,000,000	990,675
Series 49, 1.40%, 12/20/2045	JPY	84,650,000	999,359
Series 45, 1.50%, 12/20/2044	JPY	65,000,000	779,639
Series 46, 1.50%, 3/20/2045	JPY	99,650,000	1,196,611
Series 47, 1.60%, 6/20/2045	JPY	75,000,000	918,897
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	483,012
Series 41, 1.70%, 12/20/2043	JPY	63,000,000	778,653
Series 42, 1.70%, 3/20/2044	JPY	79,650,000	985,913
Series 43, 1.70%, 6/20/2044	JPY	50,000,000	620,134
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	832,027
Series 38, 1.80%, 3/20/2043	JPY	70,000,000	874,911
Security Description		Principal Amount	Value
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	$878,745
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	1,074,960
Series 39, 1.90%, 6/20/2043	JPY	66,450,000	846,582
Series 13, 2.00%, 12/20/2033	JPY	70,000,000	832,843
Series 33, 2.00%, 9/20/2040	JPY	106,200,000	1,340,562
Series 35, 2.00%, 9/20/2041	JPY	127,500,000	1,623,612
Series 36, 2.00%, 3/20/2042	JPY	125,000,000	1,599,098
Series 34, 2.20%, 3/20/2041	JPY	105,550,000	1,378,982
Series 21, 2.30%, 12/20/2035	JPY	50,000,000	628,702
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	233,857
Series 30, 2.30%, 3/20/2039	JPY	80,900,000	1,049,196
Series 32, 2.30%, 3/20/2040	JPY	97,550,000	1,279,591
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	515,801
Series 29, 2.40%, 9/20/2038	JPY	80,000,000	1,048,413
Series 16, 2.50%, 9/20/2034	JPY	70,000,000	887,172
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	385,030
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	516,349
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	389,468
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	629,315
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	97,250,000	896,788
Series 12, 0.50%, 3/20/2059	JPY	85,000,000	806,507
Series 11, 0.80%, 3/20/2058	JPY	83,000,000	869,605
Series 10, 0.90%, 3/20/2057	JPY	96,750,000	1,044,891
Series 8, 1.40%, 3/20/2055	JPY	68,750,000	845,064
Series 7, 1.70%, 3/20/2054	JPY	65,000,000	852,786
Series 6, 1.90%, 3/20/2053	JPY	60,000,000	817,665
Series 5, 2.00%, 3/20/2052	JPY	60,000,000	829,041

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 2, 2.20%, 3/20/2049	JPY	74,650,000	$1,046,640
Series 3, 2.20%, 3/20/2050	JPY	39,650,000	561,175
Series 4, 2.20%, 3/20/2051	JPY	63,050,000	900,073
Series 1, 2.40%, 3/20/2048	JPY	30,000,000	432,414
			256,755,079
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	150,000	170,100
0.50%, 12/15/2020	EUR	100,000	110,028
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	119,502
1.38%, 5/16/2036	EUR	150,000	189,172
Series 7, 2.25%, 2/15/2047	EUR	200,000	297,422
Series REGS, 2.63%, 1/21/2021	EUR	150,000	169,714
Series EMTN, 2.88%, 4/30/2024	EUR	200,000	250,537
			1,306,475
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	200,402
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	177,142
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	79,399
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	126,139
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	263,592
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	126,258
			972,932
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	350,000	412,823
2.13%, 7/10/2023	EUR	290,000	350,680
2.25%, 3/21/2022	EUR	200,000	234,367
2.25%, 3/19/2028	EUR	80,000	107,091
			1,104,961
MALAYSIA — 1.9%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	790,000	189,463
Security Description		Principal Amount	Value
Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	$482,509
Series 0315, 3.66%, 10/15/2020	MYR	1,000,000	240,110
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	554,929
Series 0215, 3.80%, 9/30/2022	MYR	2,000,000	486,407
Series 0116, 3.80%, 8/17/2023	MYR	3,500,000	852,840
Series 0413, 3.84%, 4/15/2033	MYR	2,200,000	538,362
Series 0117, 3.88%, 3/10/2022	MYR	2,100,000	510,465
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	244,987
Series 0417, 3.90%, 11/16/2027	MYR	5,570,000	1,367,512
Series 0115, 3.96%, 9/15/2025	MYR	3,000,000	739,751
Series 0314, 4.05%, 9/30/2021	MYR	2,950,000	717,261
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	616,698
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	377,118
Series 0114, 4.18%, 7/15/2024	MYR	2,295,000	569,463
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	435,210
Series 0415, 4.25%, 5/31/2035	MYR	1,850,000	471,719
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	505,104
Series 0216, 4.74%, 3/15/2046	MYR	3,570,000	976,355
Series 0317, 4.76%, 4/7/2037	MYR	3,420,000	923,831
Series 0713, 4.94%, 9/30/2043	MYR	1,110,000	310,673
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	2,000,000	481,520
Series 0216, 3.74%, 8/26/2021	MYR	3,273,000	790,222
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	308,151
Series 0317, 3.95%, 4/14/2022	MYR	1,312,000	319,416
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	308,464
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	456,727
Series 0316, 4.07%, 9/30/2026	MYR	3,300,000	821,355

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 0115, 4.19%, 7/15/2022	MYR	1,565,000	$384,559
Series 0315, 4.25%, 9/30/2030	MYR	2,000,000	509,897
Series 0117, 4.26%, 7/26/2027	MYR	3,620,000	914,628
Series 0116, 4.39%, 7/7/2023	MYR	3,025,000	752,584
Series 0813, 4.44%, 5/22/2024	MYR	2,380,000	596,383
Series 0513, 4.58%, 8/30/2033	MYR	2,385,000	626,252
Series 0617, 4.72%, 6/15/2033	MYR	1,000,000	266,014
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	566,174
Series 0615, 4.79%, 10/31/2035	MYR	920,000	248,309
Series 0417, 4.90%, 5/8/2047	MYR	1,580,000	429,615
Series 0913, 4.94%, 12/6/2028	MYR	2,725,000	725,376
			21,616,413
MEXICO — 1.9%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	21,745,000	1,042,392
Series M, 6.50%, 6/10/2021	MXN	32,670,000	1,648,971
Series M, 6.50%, 6/9/2022	MXN	35,850,000	1,806,136
Series M, 7.25%, 12/9/2021	MXN	33,015,000	1,690,614
Series M 20, 7.50%, 6/3/2027	MXN	40,285,000	2,118,309
Series M, 7.75%, 5/29/2031	MXN	20,530,000	1,101,699
Series M, 7.75%, 11/23/2034	MXN	12,190,000	652,261
Series M, 7.75%, 11/13/2042	MXN	26,710,000	1,415,167
Series M, 8.00%, 12/7/2023	MXN	33,440,000	1,773,214
Series M, 8.00%, 9/5/2024	MXN	16,300,000	870,562
Series M, 8.00%, 11/7/2047	MXN	15,340,000	836,071
Series M 20, 8.50%, 5/31/2029	MXN	30,360,000	1,711,764
Series M 30, 8.50%, 11/18/2038	MXN	20,205,000	1,152,526
Series M 20, 10.00%, 12/5/2024	MXN	38,660,000	2,239,124
Series M 30, 10.00%, 11/20/2036	MXN	11,550,000	744,602
			20,803,412
Security Description		Principal Amount	Value
NETHERLANDS — 4.3%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	2,060,000	$2,285,778
0.25%, 7/15/2025 (a)	EUR	2,156,000	2,474,905
0.50%, 1/15/2040 (a)	EUR	720,000	883,015
1.75%, 7/15/2023 (a)	EUR	2,610,000	3,122,765
2.00%, 7/15/2024 (a)	EUR	2,045,000	2,523,729
2.25%, 7/15/2022 (a)	EUR	2,045,000	2,421,772
2.50%, 1/15/2033 (a)	EUR	1,820,000	2,746,269
2.75%, 1/15/2047 (a)	EUR	1,950,000	3,791,048
3.25%, 7/15/2021 (a)	EUR	2,005,000	2,343,980
3.75%, 1/15/2023	EUR	1,465,000	1,840,349
3.75%, 1/15/2042 (a)	EUR	2,185,000	4,495,903
4.00%, 1/15/2037 (a)	EUR	2,370,000	4,504,851
5.50%, 1/15/2028	EUR	1,740,000	2,866,470
Netherlands Government Bond:
Zero Coupon, 1/15/2024 (a)	EUR	2,090,000	2,349,927
0.25%, 7/15/2029 (a)	EUR	1,270,000	1,478,573
0.50%, 7/15/2026 (a)	EUR	2,125,000	2,495,054
0.75%, 7/15/2027 (a)	EUR	2,080,000	2,500,654
0.75%, 7/15/2028 (a)	EUR	1,650,000	1,999,246
7.50%, 1/15/2023 (a)	EUR	315,000	438,672
			47,562,960
NEW ZEALAND — 0.5%
New Zealand Government Bond:
1.50%, 5/15/2031	NZD	310,000	200,265
Series 0425, 2.75%, 4/15/2025	NZD	1,115,000	769,084
Series 0437, 2.75%, 4/15/2037	NZD	800,000	602,710
Series 0429, 3.00%, 4/20/2029	NZD	860,000	632,049
Series 0433, 3.50%, 4/14/2033	NZD	650,000	519,268
Series 0427, 4.50%, 4/15/2027	NZD	820,000	644,701
Series 0423, 5.50%, 4/15/2023	NZD	1,220,000	890,262
Series 0521, 6.00%, 5/15/2021	NZD	1,525,000	1,036,031
			5,294,370
NORWAY — 0.5%
Norway Government Bond:
Series 478, 1.50%, 2/19/2026 (a)	NOK	4,972,000	556,371
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,810,000	543,125

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 479, 1.75%, 2/17/2027 (a)	NOK	5,255,000	$599,527
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,790,000	437,075
Series 475, 2.00%, 5/24/2023 (a)	NOK	10,030,000	1,131,285
Series 480, 2.00%, 4/26/2028 (a)	NOK	5,230,000	611,210
Series 476, 3.00%, 3/14/2024 (a)	NOK	6,430,000	760,378
Series 474, 3.75%, 5/25/2021 (a)	NOK	11,540,000	1,322,582
			5,961,553
POLAND — 1.3%
Poland Government Bond:
Series 0521, Zero Coupon, 5/25/2021	PLN	1,250,000	304,166
Series 0721, 1.75%, 7/25/2021	PLN	4,220,000	1,056,908
Series 0421, 2.00%, 4/25/2021	PLN	3,540,000	890,221
Series 0422, 2.25%, 4/25/2022	PLN	3,925,000	994,952
Series 1024, 2.25%, 10/25/2024	PLN	1,200,000	305,769
Series 0123, 2.50%, 1/25/2023	PLN	4,590,000	1,176,656
Series 0424, 2.50%, 4/25/2024	PLN	4,295,000	1,105,771
Series 0726, 2.50%, 7/25/2026	PLN	5,105,000	1,319,508
Series 0727, 2.50%, 7/25/2027	PLN	4,275,000	1,107,577
Series 0428, 2.75%, 4/25/2028	PLN	4,220,000	1,117,537
Series 1029, 2.75%, 10/25/2029	PLN	2,100,000	558,695
Series 0725, 3.25%, 7/25/2025	PLN	3,990,000	1,071,716
Series 1023, 4.00%, 10/25/2023	PLN	3,680,000	998,501
Series 0447, 4.00%, 4/25/2047	PLN	440,000	142,125
Series 1020, 5.25%, 10/25/2020	PLN	2,590,000	673,065
Series 1021, 5.75%, 10/25/2021	PLN	2,620,000	709,298
Series 0922, 5.75%, 9/23/2022	PLN	3,084,000	860,488
Series 0429, 5.75%, 4/25/2029	PLN	1,185,000	396,379
			14,789,332
PORTUGAL — 2.0%
Portugal Obrigacoes do Tesouro OT:
1.95%, 6/15/2029 (a)	EUR	1,150,000	1,469,773
Security Description		Principal Amount	Value
2.13%, 10/17/2028 (a)	EUR	1,570,000	$2,023,761
2.20%, 10/17/2022 (a)	EUR	1,125,000	1,325,697
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	650,000	876,774
2.88%, 10/15/2025 (a)	EUR	1,885,000	2,427,225
2.88%, 7/21/2026 (a)	EUR	1,180,000	1,541,819
3.85%, 4/15/2021 (a)	EUR	1,445,000	1,683,410
3.88%, 2/15/2030 (a)	EUR	740,000	1,108,312
4.10%, 4/15/2037 (a)	EUR	1,205,000	2,036,441
4.10%, 2/15/2045 (a)	EUR	530,000	964,556
4.13%, 4/14/2027 (a)	EUR	1,230,000	1,756,739
4.95%, 10/25/2023 (a)	EUR	1,824,000	2,416,554
5.65%, 2/15/2024 (a)	EUR	1,800,000	2,474,457
			22,105,518
RUSSIA — 1.1%
Russian Federal Bond - OFZ:
Series 6223, 6.50%, 2/28/2024	RUB	35,600,000	545,617
Series 6224, 6.90%, 5/23/2029	RUB	48,000,000	739,806
Series 5083, 7.00%, 12/15/2021	RUB	44,820,000	697,218
Series 6211, 7.00%, 1/25/2023	RUB	23,330,000	364,115
Series 6215, 7.00%, 8/16/2023	RUB	49,620,000	775,451
Series 6212, 7.05%, 1/19/2028	RUB	52,510,000	820,292
Series 6222, 7.10%, 10/16/2024	RUB	49,690,000	778,145
Series 6229, 7.15%, 11/12/2025	RUB	13,500,000	212,022
Series 6225, 7.25%, 5/10/2034	RUB	34,030,000	529,627
Series 6220, 7.40%, 12/7/2022	RUB	56,930,000	898,078
Series 6227, 7.40%, 7/17/2024	RUB	41,300,000	654,549
Series 6217, 7.50%, 8/18/2021	RUB	28,950,000	454,062
Series 6205, 7.60%, 4/14/2021	RUB	22,010,000	345,046
Series 6209, 7.60%, 7/20/2022	RUB	38,060,000	601,968
Series 6221, 7.70%, 3/23/2033	RUB	55,580,000	898,677
Series 6219, 7.75%, 9/16/2026	RUB	43,980,000	713,780
Series 6226, 7.95%, 10/7/2026	RUB	45,000,000	737,970
Series 6207, 8.15%, 2/3/2027	RUB	51,365,000	852,232
Series 6218, 8.50%, 9/17/2031	RUB	40,040,000	690,059
			12,308,714

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
SINGAPORE — 0.9%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	455,000	$326,377
1.75%, 4/1/2022	SGD	615,000	445,741
1.75%, 2/1/2023	SGD	670,000	485,797
2.00%, 2/1/2024	SGD	130,000	95,312
2.13%, 6/1/2026	SGD	745,000	552,999
2.25%, 6/1/2021	SGD	970,000	708,503
2.25%, 8/1/2036	SGD	695,000	527,545
2.38%, 6/1/2025	SGD	540,000	405,127
2.38%, 7/1/2039	SGD	250,000	193,320
2.63%, 5/1/2028	SGD	790,000	612,394
2.75%, 7/1/2023	SGD	1,285,000	965,446
2.75%, 4/1/2042	SGD	730,000	598,612
2.75%, 3/1/2046	SGD	1,030,000	845,838
2.88%, 7/1/2029	SGD	340,000	270,549
2.88%, 9/1/2030	SGD	550,000	440,668
3.00%, 9/1/2024	SGD	900,000	691,657
3.13%, 9/1/2022	SGD	900,000	678,140
3.38%, 9/1/2033	SGD	800,000	685,522
3.50%, 3/1/2027	SGD	1,180,000	959,683
			10,489,230
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	260,000	288,763
Series 231, 0.63%, 5/22/2026	EUR	220,000	255,957
Series 234, 1.00%, 6/12/2028	EUR	120,000	144,195
Series 228, 1.38%, 1/21/2027	EUR	450,000	548,976
Series 229, 1.63%, 1/21/2031	EUR	410,000	530,689
Series 232, 1.88%, 3/9/2037	EUR	465,000	635,047
Series 233, 2.00%, 10/17/2047	EUR	278,000	415,120
Series 235, 2.25%, 6/12/2068	EUR	70,000	121,461
Series 225, 3.00%, 2/28/2023	EUR	395,000	481,658
Series 223, 3.38%, 11/15/2024	EUR	445,000	580,027
Series 227, 3.63%, 1/16/2029	EUR	430,000	639,002
Series 216, 4.35%, 10/14/2025	EUR	480,000	681,137
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	135,000	156,822
			5,478,854
Security Description		Principal Amount	Value
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	435,000	$518,952
Series RS81, 1.19%, 3/14/2029	EUR	200,000	242,368
Series RS79, 1.25%, 3/22/2027	EUR	300,000	362,826
Series RS74, 1.50%, 3/25/2035	EUR	275,000	349,043
Series RS78, 1.75%, 11/3/2040	EUR	420,000	562,571
Series RS75, 2.13%, 7/28/2025	EUR	280,000	349,607
Series RS73, 2.25%, 3/25/2022	EUR	155,000	180,466
Series RS77, 2.25%, 3/3/2032	EUR	290,000	396,406
Series RS71, 3.00%, 4/8/2021	EUR	150,000	172,212
Series RS76, 3.13%, 8/7/2045	EUR	195,000	321,060
Series RS69, 4.38%, 1/18/2021	EUR	170,000	196,995
Series RS66, 4.63%, 9/9/2024	EUR	210,000	286,141
Series RS70, 5.13%, 3/30/2026	EUR	235,000	347,177
			4,285,824
SOUTH KOREA — 4.5%
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	1,344,740,000	1,124,776
Series 2612, 1.50%, 12/10/2026	KRW	2,039,150,000	1,710,011
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	575,837
Series 2012, 1.75%, 12/10/2020	KRW	300,000,000	251,998
Series 2606, 1.88%, 6/10/2026	KRW	2,300,000,000	1,975,705
Series 2103, 2.00%, 3/10/2021	KRW	6,410,000,000	5,408,598
Series 2209, 2.00%, 9/10/2022	KRW	768,690,000	654,223
Series 4603, 2.00%, 3/10/2046	KRW	3,025,000,000	2,836,053
Series 2706, 2.13%, 6/10/2027	KRW	3,607,370,000	3,160,443
Series 4703, 2.13%, 3/10/2047	KRW	5,018,330,000	4,838,284
Series 2506, 2.25%, 6/10/2025	KRW	1,849,940,000	1,615,845
Series 2512, 2.25%, 12/10/2025	KRW	1,566,000,000	1,372,215

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	$469,475
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	913,574
Series 4412, 2.75%, 12/10/2044	KRW	2,648,000,000	2,821,098
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,477,963
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,551,033
Series 2309, 3.38%, 9/10/2023	KRW	2,109,090,000	1,896,713
Series 2403, 3.50%, 3/10/2024	KRW	1,455,830,000	1,326,989
Series 2206, 3.75%, 6/10/2022	KRW	1,827,000,000	1,625,285
Series 3312, 3.75%, 12/10/2033	KRW	2,386,250,000	2,574,752
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,737,524
Series 2106, 4.25%, 6/10/2021	KRW	2,410,320,000	2,112,274
Series 3012, 4.75%, 12/10/2030	KRW	885,050,000	988,963
Series 2006, 5.00%, 6/10/2020	KRW	4,000	3
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	4,782,827
			49,802,461
SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	625,000	686,213
1.40%, 4/30/2028 (a)	EUR	1,000,000	1,217,335
1.40%, 7/30/2028 (a)	EUR	1,115,000	1,358,617
1.60%, 4/30/2025 (a)	EUR	1,001,000	1,203,208
1.85%, 7/30/2035 (a)	EUR	450,000	585,068
1.95%, 4/30/2026 (a)	EUR	1,000,000	1,239,335
1.95%, 7/30/2030 (a)	EUR	1,000,000	1,292,820
2.15%, 10/31/2025 (a)	EUR	1,150,000	1,431,621
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	540,000	831,326
2.75%, 10/31/2024 (a)	EUR	1,235,000	1,555,282
3.80%, 4/30/2024 (a)	EUR	940,000	1,218,350
4.20%, 1/31/2037 (a)	EUR	965,000	1,676,883
4.40%, 10/31/2023 (a)	EUR	1,008,000	1,312,961
4.65%, 7/30/2025 (a)	EUR	1,070,000	1,497,701
4.70%, 7/30/2041 (a)	EUR	1,040,000	2,012,466
4.80%, 1/31/2024 (a)	EUR	929,000	1,239,018
4.85%, 10/31/2020 (a)	EUR	930,000	1,072,959
4.90%, 7/30/2040 (a)	EUR	885,000	1,731,305
5.15%, 10/31/2028 (a)	EUR	875,000	1,391,580
5.15%, 10/31/2044 (a)	EUR	715,000	1,517,309
5.40%, 1/31/2023 (a)	EUR	1,030,000	1,341,807
5.50%, 4/30/2021 (a)	EUR	1,140,000	1,360,966
5.75%, 7/30/2032	EUR	980,000	1,800,941
5.85%, 1/31/2022 (a)	EUR	1,080,000	1,352,415
Security Description		Principal Amount	Value
5.90%, 7/30/2026 (a)	EUR	1,070,000	$1,645,866
6.00%, 1/31/2029	EUR	1,311,000	2,215,901
Spain Government Bond:
0.05%, 10/31/2021	EUR	855,000	942,178
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	450,000	503,630
0.35%, 7/30/2023	EUR	870,000	974,225
0.40%, 4/30/2022	EUR	1,020,000	1,136,855
0.45%, 10/31/2022	EUR	975,000	1,091,846
0.60%, 10/31/2029 (a)	EUR	450,000	512,802
0.75%, 7/30/2021	EUR	988,000	1,101,891
1.30%, 10/31/2026 (a)	EUR	1,130,000	1,351,832
1.45%, 10/31/2027 (a)	EUR	1,153,000	1,403,690
1.45%, 4/30/2029 (a)	EUR	1,060,000	1,302,169
1.50%, 4/30/2027 (a)	EUR	870,000	1,058,116
2.35%, 7/30/2033 (a)	EUR	870,000	1,192,713
2.90%, 10/31/2046 (a)	EUR	850,000	1,341,248
3.45%, 7/30/2066 (a)	EUR	480,000	889,767
			50,592,215
SWEDEN — 0.8%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	5,910,000	660,063
Series 1061, 0.75%, 11/12/2029 (a)	SEK	5,685,000	638,628
Series 1059, 1.00%, 11/12/2026	SEK	7,940,000	892,642
Series 1057, 1.50%, 11/13/2023 (a)	SEK	11,510,000	1,273,360
Series 1056, 2.25%, 6/1/2032	SEK	2,900,000	383,114
Series 1058, 2.50%, 5/12/2025	SEK	8,790,000	1,049,180
Series 1054, 3.50%, 6/1/2022	SEK	13,975,000	1,579,654
Series 1053, 3.50%, 3/30/2039	SEK	6,255,000	1,045,495
Series 1047, 5.00%, 12/1/2020	SEK	12,985,000	1,407,183
			8,929,319
SWITZERLAND — 1.0%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	350,000	377,761
0.50%, 5/27/2030	CHF	310,000	352,203
0.50%, 6/27/2032	CHF	130,000	149,453
0.50%, 6/28/2045	CHF	70,000	88,094
0.50%, 5/24/2055	CHF	170,000	224,121
0.50%, 5/30/2058	CHF	225,000	302,353
1.25%, 6/11/2024	CHF	435,000	481,041
1.25%, 5/28/2026	CHF	300,000	343,880
1.25%, 6/27/2037	CHF	490,000	650,270
1.50%, 7/24/2025	CHF	360,000	411,970

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
1.50%, 4/30/2042	CHF	495,000	$724,666
2.00%, 4/28/2021	CHF	580,000	608,269
2.00%, 5/25/2022	CHF	550,000	594,550
2.00%, 6/25/2064	CHF	360,000	748,240
2.25%, 6/22/2031	CHF	270,000	366,300
2.50%, 3/8/2036	CHF	495,000	752,267
3.25%, 6/27/2027	CHF	380,000	504,499
3.50%, 4/8/2033	CHF	490,000	773,082
4.00%, 2/11/2023	CHF	615,000	719,880
4.00%, 4/8/2028	CHF	785,000	1,120,707
4.00%, 1/6/2049	CHF	350,000	827,518
			11,121,124
THAILAND — 2.1%
Thailand Government Bond:
1.88%, 6/17/2022	THB	15,800,000	523,377
2.00%, 12/17/2022	THB	33,665,000	1,121,878
2.13%, 12/17/2026	THB	69,700,000	2,382,378
2.40%, 12/17/2023	THB	8,000,000	272,157
2.88%, 6/17/2046	THB	25,950,000	1,061,043
3.40%, 6/17/2036	THB	17,710,000	739,144
3.58%, 12/17/2027	THB	16,000,000	607,217
3.63%, 6/16/2023	THB	37,640,000	1,329,122
3.65%, 12/17/2021	THB	56,760,000	1,947,723
3.78%, 6/25/2032	THB	22,000,000	903,605
3.85%, 12/12/2025	THB	40,200,000	1,501,520
4.00%, 6/17/2066	THB	32,430,000	1,656,895
4.26%, 12/12/2037	THB	90,900,000	4,226,645
4.68%, 6/29/2044	THB	21,340,000	1,093,281
4.75%, 12/20/2024	THB	5,000,000	190,819
4.85%, 6/17/2061	THB	31,010,000	1,762,772
4.88%, 6/22/2029	THB	49,455,000	2,111,389
Series 06-5, 5.85%, 3/31/2021	THB	14,150,000	492,963
			23,923,928
UNITED KINGDOM — 5.2%
United Kingdom Treasury Bond:
0.50%, 7/22/2022	GBP	1,005,000	1,245,467
0.75%, 7/22/2023	GBP	980,000	1,228,653
1.00%, 4/22/2024	GBP	975,000	1,240,469
1.25%, 7/22/2027	GBP	920,000	1,214,323
1.50%, 1/22/2021	GBP	485,000	605,686
1.50%, 7/22/2026	GBP	950,000	1,267,898
1.50%, 7/22/2047	GBP	975,000	1,354,802
1.63%, 10/22/2028	GBP	915,000	1,249,809
1.63%, 10/22/2054	GBP	200,000	297,107
1.63%, 10/22/2071	GBP	390,000	638,502
1.75%, 9/7/2022	GBP	1,005,000	1,290,708
1.75%, 9/7/2037	GBP	790,000	1,115,747
1.75%, 1/22/2049	GBP	155,000	228,832
1.75%, 7/22/2057	GBP	565,000	887,718
2.00%, 9/7/2025	GBP	975,000	1,327,687
Security Description		Principal Amount	Value
2.25%, 9/7/2023	GBP	1,020,000	$1,353,456
2.50%, 7/22/2065	GBP	695,000	1,381,708
2.75%, 9/7/2024	GBP	980,000	1,353,833
3.25%, 1/22/2044	GBP	950,000	1,747,778
3.50%, 1/22/2045	GBP	915,000	1,766,718
3.50%, 7/22/2068	GBP	660,000	1,659,526
3.75%, 9/7/2021	GBP	930,000	1,220,614
3.75%, 7/22/2052	GBP	835,000	1,845,653
4.00%, 3/7/2022	GBP	1,330,000	1,786,446
4.00%, 1/22/2060	GBP	810,000	2,053,021
4.25%, 12/7/2027	GBP	1,160,000	1,884,266
4.25%, 6/7/2032	GBP	1,200,000	2,135,092
4.25%, 3/7/2036	GBP	1,015,000	1,918,165
4.25%, 9/7/2039	GBP	799,000	1,589,685
4.25%, 12/7/2040	GBP	799,000	1,616,757
4.25%, 12/7/2046	GBP	800,000	1,758,848
4.25%, 12/7/2049	GBP	670,000	1,534,242
4.25%, 12/7/2055	GBP	915,000	2,287,381
4.50%, 9/7/2034	GBP	1,110,000	2,099,950
4.50%, 12/7/2042	GBP	950,000	2,038,721
4.75%, 12/7/2030	GBP	1,160,000	2,091,965
4.75%, 12/7/2038	GBP	850,000	1,769,578
5.00%, 3/7/2025	GBP	1,205,000	1,864,092
6.00%, 12/7/2028	GBP	645,000	1,198,188
8.00%, 6/7/2021	GBP	865,000	1,202,212
			58,351,303
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,113,499,774)			1,106,381,970
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (c) (d) (Cost $216,641)	216,641	216,641
TOTAL INVESTMENTS — 98.9% (Cost $1,113,716,415)		1,106,598,611
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		12,759,554
NET ASSETS — 100.0%		$1,119,358,165

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.2% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,106,381,970	$—	$1,106,381,970
Short-Term Investment	216,641	—	—	216,641
TOTAL INVESTMENTS	$216,641	$1,106,381,970	$—	$1,106,598,611
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,707,518	$13,707,518	$13,914,913	$27,405,790	$—	$—	216,641	$216,641	$3,388
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 85.8%
AEROSPACE & DEFENSE — 0.5%
General Dynamics Corp.:
3 Month USD LIBOR + 0.29%, 2.47%, 5/11/2020 (a)	$3,809,000	$3,814,180
3 Month USD LIBOR + 0.38%, 2.56%, 5/11/2021 (a)	3,832,000	3,844,569
Spirit AeroSystems, Inc. 3 Month USD LIBOR + 0.80%, 2.92%, 6/15/2021 (a)	2,636,000	2,620,263
United Technologies Corp.:
3 Month USD LIBOR + 0.35%, 2.60%, 11/1/2019 (a)	2,733,000	2,733,957
3 Month USD LIBOR + 0.65%, 2.82%, 8/16/2021 (a)	5,332,000	5,334,719
		18,347,688
AGRICULTURE — 0.4%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 2.77%, 8/14/2020 (a)	8,040,000	8,056,482
3 Month USD LIBOR + 0.88%, 3.04%, 8/15/2022 (a)	5,266,000	5,289,381
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42%, 2.57%, 2/21/2020 (a)	2,535,000	2,538,042
		15,883,905
AUTO MANUFACTURERS — 8.4%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.18%, 2.33%, 5/22/2020 (a)	4,110,000	4,114,685
3 Month USD LIBOR + 0.26%, 2.38%, 6/16/2020 (a)	8,747,000	8,756,709
3 Month USD LIBOR + 0.35%, 2.49%, 6/11/2021 (a)	10,500,000	10,517,850
3 Month USD LIBOR + 0.47%, 2.77%, 1/8/2021 (a)	3,365,000	3,376,677
3 Month USD LIBOR + 0.54%, 2.64%, 6/27/2022 (a)	2,500,000	2,506,000
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.39%, 2/12/2021 (a)	4,891,000	4,889,435
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.15%, 2.33%, 11/13/2019 (a)	$1,735,000	$1,724,920
Series MTN, 3 Month USD LIBOR + 0.27%, 2.55%, 7/20/2020 (a)	2,084,000	2,086,730
Series MTN, 3 Month USD LIBOR + 0.29%, 2.42%, 12/10/2021 (a)	3,655,000	3,649,042
Series MTN, 3 Month USD LIBOR + 0.34%, 2.52%, 2/14/2020 (a)	4,686,000	4,691,155
Series MTN, 3 Month USD LIBOR + 0.35%, 2.64%, 11/5/2021 (a)	2,665,000	2,666,439
Series MTN, 3 Month USD LIBOR + 0.47%, 2.64%, 11/16/2022 (a)	1,390,000	1,391,321
BMW Finance NV 3 Month USD LIBOR + 0.79%, 2.97%, 8/12/2022 (a) (b)	4,250,000	4,268,360
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 2.55%, 8/14/2020 (a) (b)	6,441,000	6,448,794
3 Month USD LIBOR + 0.41%, 2.75%, 4/12/2021 (a) (b)	6,031,000	6,032,206
3 Month USD LIBOR + 0.50%, 2.68%, 8/13/2021 (a) (b)	4,135,000	4,139,176
3 Month USD LIBOR + 0.53%, 2.83%, 4/14/2022 (a) (b) (c)	2,160,000	2,157,775
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 2.68%, 5/4/2020 (a) (b)	4,321,000	4,323,247
3 Month USD LIBOR + 0.43%, 2.61%, 2/12/2021 (a) (b)	4,610,000	4,605,805
3 Month USD LIBOR + 0.45%, 2.60%, 2/22/2021 (a) (b)	6,960,000	6,958,608
3 Month USD LIBOR + 0.53%, 2.82%, 5/5/2020 (a) (b)	3,678,000	3,682,892
3 Month USD LIBOR + 0.55%, 2.84%, 5/4/2021 (a) (b)	6,358,000	6,354,757
3 Month USD LIBOR + 0.62%, 2.89%, 10/30/2019 (a) (b)	2,580,000	2,581,574
3 Month USD LIBOR + 0.63%, 2.93%, 1/6/2020 (a) (b)	2,080,000	2,081,851

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.67%, 2.96%, 11/5/2021 (a) (b)	$3,445,000	$3,445,758
3 Month USD LIBOR + 0.84%, 3.13%, 5/4/2023 (a) (b)	2,550,000	2,546,659
3 Month USD LIBOR + 0.88%, 3.03%, 2/22/2022 (a) (b)	5,500,000	5,521,670
3 Month USD LIBOR + 0.90%, 3.06%, 2/15/2022 (a) (b)	13,750,000	13,816,275
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.24%, 3.39%, 2/15/2023 (a)	7,829,000	7,571,113
3 Month USD LIBOR + 0.79%, 2.92%, 6/12/2020 (a)	1,967,000	1,964,168
3 Month USD LIBOR + 0.81%, 3.10%, 4/5/2021 (a)	2,890,000	2,858,181
3 Month USD LIBOR + 0.88%, 3.22%, 10/12/2021 (a)	3,682,000	3,619,443
3 Month USD LIBOR + 0.93%, 3.22%, 11/4/2019 (a)	3,645,000	3,646,713
3 Month USD LIBOR + 1.00%, 3.31%, 1/9/2020 (a)	7,934,000	7,931,540
3 Month USD LIBOR + 1.08%, 3.37%, 8/3/2022 (a)	4,687,000	4,578,168
3 Month USD LIBOR + 1.27%, 3.37%, 3/28/2022 (a)	3,925,000	3,862,239
3 Month USD LIBOR + 2.55%, 4.85%, 1/7/2021 (a)	2,441,000	2,468,437
3 Month USD LIBOR + 3.14%, 5.44%, 1/7/2022 (a)	2,580,000	2,657,529
Series MTN, 3 Month USD LIBOR + 0.93%, 3.06%, 9/24/2020 (a)	6,836,000	6,826,840
General Motors Co.:
3 Month USD LIBOR + 0.80%, 3.01%, 8/7/2020 (a)	4,262,000	4,269,544
3 Month USD LIBOR + 0.90%, 3.03%, 9/10/2021 (a)	3,644,000	3,640,064
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 2.78%, 11/6/2020 (a)	3,370,000	3,361,878
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.85%, 3.16%, 4/9/2021 (a)	$4,079,000	$4,077,695
3 Month USD LIBOR + 0.93%, 3.23%, 4/13/2020 (a)	7,665,000	7,684,392
3 Month USD LIBOR + 0.99%, 3.28%, 1/5/2023 (a)	2,460,000	2,437,393
3 Month USD LIBOR + 1.10%, 3.34%, 11/6/2021 (a)	2,604,000	2,604,651
3 Month USD LIBOR + 1.31%, 3.41%, 6/30/2022 (a)	6,375,000	6,377,932
3 Month USD LIBOR + 1.55%, 3.85%, 1/14/2022 (a)	5,412,000	5,449,018
Harley-Davidson Financial Services, Inc.:
3 Month USD LIBOR + 0.50%, 2.65%, 5/21/2020 (a) (b)	4,420,000	4,421,680
Series CO, 3 Month USD LIBOR + 0.94%, 3.08%, 3/2/2021 (a) (b)	1,730,000	1,730,778
Hyundai Capital America:
3 Month USD LIBOR + 0.80%, 2.95%, 9/18/2020 (a) (b) (c)	3,900,000	3,904,797
3 Month USD LIBOR + 0.94%, 3.24%, 7/8/2021 (a) (b) (c)	2,000,000	2,003,200
3 Month USD LIBOR + 0.94%, 3.24%, 7/8/2021 (a)	13,000	13,021
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.49%, 9/28/2020 (a) (b)	2,000,000	1,999,140
3 Month USD LIBOR + 0.39%, 2.69%, 7/13/2020 (a) (b)	1,930,000	1,929,865
3 Month USD LIBOR + 0.63%, 2.79%, 9/21/2021 (a) (b)	3,044,000	3,043,026
3 Month USD LIBOR + 0.65%, 2.95%, 7/13/2022 (a) (b)	1,340,000	1,336,114
3 Month USD LIBOR + 0.69%, 2.79%, 9/28/2022 (a) (b)	4,651,000	4,633,419
3 Month USD LIBOR + 0.89%, 3.19%, 1/13/2022 (a) (b)	4,782,000	4,802,132

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.44%, 1/10/2020 (a)	$3,405,000	$3,405,477
3 Month USD LIBOR + 0.24%, 2.54%, 7/15/2020 (a)	100,000	100,052
3 Month USD LIBOR + 0.26%, 2.56%, 4/17/2020 (a)	3,867,000	3,870,596
3 Month USD LIBOR + 0.54%, 2.84%, 1/8/2021 (a)	2,230,000	2,239,143
Series GMTN, 3 Month USD LIBOR + 0.17%, 2.32%, 9/18/2020 (a)	5,006,000	5,009,054
Series MTN, 3 Month USD LIBOR + 0.14%, 2.32%, 11/14/2019 (a)	2,330,000	2,330,513
Series MTN, 3 Month USD LIBOR + 0.28%, 2.58%, 4/13/2021 (a)	6,895,000	6,899,758
Series MTN, 3 Month USD LIBOR + 0.37%, 2.50%, 3/12/2020 (a)	3,084,000	3,088,719
Series MTN, 3 Month USD LIBOR + 0.40%, 2.52%, 5/17/2022 (a)	6,635,000	6,638,251
Series MTN, 3 Month USD LIBOR + 0.44%, 2.74%, 10/18/2019 (a)	4,562,000	4,563,460
Series MTN, 3 Month USD LIBOR + 0.48%, 2.58%, 9/8/2022 (a)	9,488,000	9,513,997
Series MTN, 3 Month USD LIBOR + 0.69%, 3.03%, 1/11/2022 (a)	4,963,000	5,003,349
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.77%, 2.95%, 11/13/2020 (a) (b)	11,363,000	11,401,861
3 Month USD LIBOR + 0.86%, 2.97%, 9/24/2021 (a) (b)	5,000,000	5,013,600
3 Month USD LIBOR + 0.94%, 3.12%, 11/12/2021 (a) (b)	5,510,000	5,539,368
		321,657,678
BANKS — 51.8%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 2.71%, 1/19/2021 (a) (b) (c)	5,869,000	5,875,808
3 Month USD LIBOR + 0.57%, 2.70%, 8/27/2021 (a) (b)	8,558,000	8,588,210
Security Description	Principal Amount	Value
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 3.28%, 1/25/2022 (a) (b)	$1,180,000	$1,192,130
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 3.09%, 6/14/2023 (a) (b)	3,010,000	3,032,635
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 2.50%, 11/9/2020 (a) (b)	4,279,000	4,286,103
3 Month USD LIBOR + 0.46%, 2.58%, 5/17/2021 (a) (b)	7,990,000	8,016,687
3 Month USD LIBOR + 0.50%, 2.62%, 8/19/2020 (a) (b)	2,787,000	2,796,086
3 Month USD LIBOR + 0.71%, 2.83%, 5/19/2022 (a) (b)	3,010,000	3,031,702
3 Month USD LIBOR + 0.87%, 3.02%, 11/23/2021 (a) (b)	4,430,000	4,478,641
3 Month USD LIBOR + 0.99%, 3.13%, 6/1/2021 (a) (b)	2,910,000	2,943,611
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 3.24%, 2/23/2023 (a)	1,690,000	1,687,313
3 Month USD LIBOR + 1.12%, 3.46%, 4/12/2023 (a)	3,260,000	3,263,032
3 Month USD LIBOR + 1.56%, 3.90%, 4/11/2022 (a)	6,690,000	6,778,107
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.64%, 1/23/2022 (a)	6,004,000	5,999,437
3 Month USD LIBOR + 1.00%, 3.28%, 4/24/2023 (a)	16,963,000	17,096,668
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.94%, 7/21/2021 (a)	10,378,000	10,407,058
Series GMTN, 3 Month USD LIBOR + 1.42%, 3.72%, 4/19/2021 (a)	7,922,000	8,059,605
Series MTN, 3 Month USD LIBOR + 0.65%, 2.75%, 10/1/2021 (a)	5,120,000	5,134,182
Series MTN, 3 Month USD LIBOR + 0.65%, 2.76%, 6/25/2022 (a)	7,845,000	7,872,065

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.79%, 2.92%, 3/5/2024 (a)	$3,213,000	$3,217,434
Series MTN, 3 Month USD LIBOR + 1.16%, 3.44%, 1/20/2023 (a)	9,885,000	10,000,951
Series MTN, 3 Month USD LIBOR + 1.18%, 3.46%, 10/21/2022 (a)	9,131,000	9,244,498
Bank of America NA:
3 Month USD LIBOR + 0.32%, 2.59%, 7/26/2021 (a)	13,405,000	13,409,692
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.48%, 5/24/2021 (a)	2,950,000	2,952,390
Bank of Montreal:
3 Month USD LIBOR + 0.40%, 2.68%, 1/22/2021 (a)	7,000,000	7,015,470
3 Month USD LIBOR + 0.57%, 2.68%, 3/26/2022 (a) (c)	3,350,000	3,362,864
Series D, 3 Month USD LIBOR + 0.46%, 2.76%, 4/13/2021 (a)	4,935,000	4,952,914
Series MTN, 3 Month USD LIBOR + 0.34%, 2.64%, 7/13/2020 (a)	5,772,000	5,784,525
Series MTN, 3 Month USD LIBOR + 0.44%, 2.56%, 6/15/2020 (a)	8,946,000	8,967,828
Series MTN, 3 Month USD LIBOR + 0.63%, 2.77%, 9/11/2022 (a) (c)	3,290,000	3,309,641
Series MTN, 3 Month USD LIBOR + 0.79%, 2.92%, 8/27/2021 (a)	9,423,000	9,515,157
Bank of New York Mellon:
Series BKNT, 3 Month USD LIBOR + 0.28%, 2.41%, 6/4/2021 (a)	10,840,000	10,844,553
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.43%, 12/4/2020 (a)	10,526,000	10,527,895
Bank of New York Mellon Corp Series MTN, 3 Month USD LIBOR + 1.05%, 3.32%, 10/30/2023 (a)	2,502,000	2,543,608
Bank of New York Mellon Corp. Series MTN, 3 Month USD LIBOR + 0.87%, 2.99%, 8/17/2020 (a)	2,454,000	2,468,798
Bank of Nova Scotia:
3 Month USD LIBOR + 0.42%, 2.70%, 1/25/2021 (a)	330,000	330,997
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.62%, 2.75%, 12/5/2019 (a)	$5,081,000	$5,086,335
3 Month USD LIBOR + 0.64%, 2.74%, 3/7/2022 (a)	4,982,000	5,013,885
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.59%, 1/8/2021 (a)	4,084,000	4,088,656
Series BKNT, 3 Month USD LIBOR + 0.39%, 2.69%, 7/14/2020 (a)	3,654,000	3,662,222
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.72%, 4/20/2021 (a)	6,010,000	6,031,215
Series BKNT, 3 Month USD LIBOR + 0.62%, 2.78%, 9/19/2022 (a)	3,624,000	3,643,461
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 2.77%, 7/20/2020 (a) (b)	1,990,000	1,994,617
3 Month USD LIBOR + 0.73%, 3.01%, 7/20/2022 (a) (b)	5,010,000	5,025,080
3 Month USD LIBOR + 0.96%, 3.24%, 7/20/2023 (a) (b)	3,000,000	3,023,340
Barclays Bank PLC:
3 Month USD LIBOR + 0.46%, 2.80%, 1/11/2021 (a)	7,748,000	7,733,046
Series GMTN, 3 Month USD LIBOR + 0.65%, 2.86%, 8/7/2020 (a)	1,351,000	1,353,553
Barclays PLC:
3 Month USD LIBOR + 1.38%, 3.55%, 5/16/2024 (a)	11,172,000	11,120,497
3 Month USD LIBOR + 1.43%, 3.59%, 2/15/2023 (a)	5,710,000	5,708,858
3 Month USD LIBOR + 1.63%, 3.96%, 1/10/2023 (a)	9,405,000	9,445,065
3 Month USD LIBOR + 2.11%, 4.29%, 8/10/2021 (a)	8,171,000	8,327,311
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 2.47%, 2/1/2021 (a)	5,998,000	5,989,363
Series MTN, 3 Month USD LIBOR + 0.57%, 2.69%, 6/15/2020 (a)	4,361,000	4,373,560

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.65%, 2.75%, 4/1/2022 (a)	$3,492,000	$3,507,609
BNG Bank NV:
3 Month USD LIBOR + 0.07%, 2.21%, 3/11/2022 (a) (b)	10,750,000	10,749,678
3 Month USD LIBOR + 0.10%, 2.40%, 7/14/2020 (a) (b)	16,605,000	16,614,133
BNP Paribas SA 3 Month USD LIBOR + 0.39%, 2.57%, 8/7/2021 (a) (b)	3,000,000	2,992,770
BPCE SA:
3 Month USD LIBOR + 1.22%, 3.37%, 5/22/2022 (a) (b)	5,625,000	5,694,581
3 Month USD LIBOR + 1.24%, 3.37%, 9/12/2023 (a) (b)	4,420,000	4,462,653
Series MTN, 3 Month USD LIBOR + 0.88%, 3.00%, 5/31/2022 (a)	3,445,000	3,466,876
Branch Banking & Trust Co.:
3 Month USD LIBOR + 0.45%, 2.75%, 1/15/2020 (a)	1,246,000	1,246,511
Series BKNT, 3 Month USD LIBOR + 0.22%, 2.35%, 6/1/2020 (a)	2,370,000	2,363,198
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 2.58%, 2/2/2021 (a)	2,330,000	2,333,192
3 Month USD LIBOR + 0.72%, 2.84%, 6/16/2022 (a)	7,075,000	7,130,468
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.60%, 10/5/2020 (a)	4,918,000	4,925,967
Series BKNT, 3 Month USD LIBOR + 0.66%, 2.79%, 9/13/2023 (a) (c)	2,760,000	2,767,535
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 2.72%, 10/30/2020 (a)	3,350,000	3,355,360
3 Month USD LIBOR + 0.72%, 2.99%, 1/30/2023 (a)	2,861,000	2,848,269
3 Month USD LIBOR + 0.95%, 3.05%, 3/9/2022 (a)	3,635,000	3,660,409
Security Description	Principal Amount	Value
Capital One NA:
Series BKNT, 3 Month USD LIBOR + 0.82%, 3.01%, 8/8/2022 (a)	$1,940,000	$1,943,550
Series BKNT, 3 Month USD LIBOR + 1.15%, 3.42%, 1/30/2023 (a)	2,116,000	2,134,705
Citibank NA:
3 Month USD LIBOR + 0.53%, 2.65%, 2/19/2022 (a)	4,530,000	4,535,798
3 Month USD LIBOR + 0.57%, 2.83%, 7/23/2021 (a)	8,210,000	8,236,600
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.58%, 10/20/2020 (a)	7,840,000	7,846,350
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.57%, 5/1/2020 (a)	8,842,000	8,851,019
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.53%, 2/12/2021 (a)	11,000,000	11,020,130
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.63%, 6/12/2020 (a)	3,816,000	3,825,960
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.74%, 5/20/2022 (a)	6,540,000	6,551,576
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 3.16%, 6/1/2024 (a)	1,450,000	1,459,005
3 Month USD LIBOR + 1.10%, 3.22%, 5/17/2024 (a)	5,689,000	5,742,647
3 Month USD LIBOR + 0.96%, 3.24%, 4/25/2022 (a)	16,237,000	16,401,481
3 Month USD LIBOR + 0.69%, 2.95%, 10/27/2022 (a)	7,186,000	7,192,755
3 Month USD LIBOR + 0.79%, 3.13%, 1/10/2020 (a)	9,196,000	9,207,127
3 Month USD LIBOR + 0.95%, 3.23%, 7/24/2023 (a)	6,167,000	6,191,545
3 Month USD LIBOR + 1.07%, 3.17%, 12/8/2021 (a)	7,610,000	7,702,005
3 Month USD LIBOR + 1.19%, 3.46%, 8/2/2021 (a)	5,755,000	5,831,542
3 Month USD LIBOR + 1.31%, 3.58%, 10/26/2020 (a)	7,467,000	7,550,929

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.38%, 3.48%, 3/30/2021 (a)	$7,754,000	$7,871,240
3 Month USD LIBOR + 1.43%, 3.57%, 9/1/2023 (a)	17,218,000	17,514,150
Citizens Bank NA/Providence:
Series BKNT, 3 Month USD LIBOR + 0.54%, 2.68%, 3/2/2020 (a)	2,320,000	2,321,670
Series BKNT, 3 Month USD LIBOR + 0.72%, 2.90%, 2/14/2022 (a)	2,000,000	1,989,620
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.82%, 2.95%, 6/4/2024 (a) (b)	100,000	100,861
3 Month USD LIBOR + 0.40%, 2.55%, 9/18/2020 (a) (b) (c)	1,160,000	1,162,355
3 Month USD LIBOR + 0.45%, 2.58%, 3/10/2020 (a) (b)	1,190,000	1,191,975
3 Month USD LIBOR + 0.64%, 2.85%, 11/7/2019 (a) (b)	3,937,000	3,939,913
3 Month USD LIBOR + 0.64%, 2.85%, 11/7/2019 (a)	300,000	300,222
3 Month USD LIBOR + 0.68%, 2.83%, 9/18/2022 (a) (b)	2,830,000	2,848,084
3 Month USD LIBOR + 0.70%, 2.82%, 3/16/2023 (a) (b)	8,014,000	8,057,676
3 Month USD LIBOR + 0.70%, 2.83%, 3/10/2022 (a) (b)	6,170,000	6,210,167
3 Month USD LIBOR + 0.83%, 2.94%, 9/6/2021 (a) (b)	9,975,000	10,071,359
Compass Bank Series BKNT, 3 Month USD LIBOR + 0.73%, 2.87%, 6/11/2021 (a)	3,240,000	3,234,654
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 2.70%, 4/26/2021 (a)	4,658,000	4,673,465
3 Month USD LIBOR + 0.48%, 2.82%, 1/10/2023 (a)	3,610,000	3,593,286
3 Month USD LIBOR + 0.83%, 3.17%, 1/10/2022 (a)	4,020,000	4,057,466
Security Description	Principal Amount	Value
Credit Agricole SA:
3 Month USD LIBOR + 0.97%, 3.10%, 6/10/2020 (a) (b) (c)	$3,912,000	$3,934,259
3 Month USD LIBOR + 1.02%, 3.30%, 4/24/2023 (a) (b)	8,025,000	8,063,039
3 Month USD LIBOR + 1.18%, 3.28%, 7/1/2021 (a) (b)	2,100,000	2,127,342
3 Month USD LIBOR + 1.43%, 3.77%, 1/10/2022 (a) (b) (c)	1,825,000	1,852,868
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 3.32%, 12/14/2023 (a) (b)	3,910,000	3,941,827
3 Month USD LIBOR + 1.24%, 3.37%, 6/12/2024 (a) (b)	6,060,000	6,099,935
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 4.59%, 4/16/2021 (a)	8,419,000	8,647,239
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 2.65%, 3/2/2020 (a) (b)	3,100,000	3,100,093
3 Month USD LIBOR + 1.06%, 3.19%, 9/12/2023 (a) (b) (c)	2,820,000	2,778,095
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.49%, 2.59%, 6/8/2020 (a) (b)	4,855,000	4,860,438
3 Month USD LIBOR + 0.62%, 2.90%, 7/25/2022 (a) (b)	2,914,000	2,924,461
Deutsche Bank AG:
3 Month USD LIBOR + 0.82%, 3.09%, 1/22/2021 (a)	5,789,000	5,730,878
3 Month USD LIBOR + 0.97%, 3.27%, 7/13/2020 (a)	5,955,000	5,940,827
3 Month USD LIBOR + 1.19%, 3.36%, 11/16/2022 (a)	3,666,000	3,572,774
3 Month USD LIBOR + 1.23%, 3.36%, 2/27/2023 (a)	3,130,000	3,015,317
3 Month USD LIBOR + 1.29%, 3.58%, 2/4/2021 (a)	2,640,000	2,625,797
3 Month USD LIBOR + 1.31%, 3.45%, 8/20/2020 (a)	258,000	256,924

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
DNB Bank ASA 3 Month USD LIBOR + 0.37%, 2.46%, 10/2/2020 (a) (b)	$3,704,000	$3,709,519
Fifth Third Bank:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.52%, 10/30/2020 (a)	1,990,000	1,991,473
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.71%, 7/26/2021 (a)	3,100,000	3,104,371
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.73%, 2.83%, 12/27/2020 (a)	7,253,000	7,260,253
3 Month USD LIBOR + 0.75%, 2.90%, 2/23/2023 (a)	19,835,000	19,809,016
3 Month USD LIBOR + 0.78%, 3.04%, 10/31/2022 (a)	14,373,000	14,414,969
3 Month USD LIBOR + 0.80%, 2.93%, 12/13/2019 (a)	5,597,000	5,604,164
3 Month USD LIBOR + 1.00%, 3.28%, 7/24/2023 (a)	3,109,000	3,124,732
3 Month USD LIBOR + 1.02%, 3.28%, 10/23/2019 (a)	5,799,000	5,803,117
3 Month USD LIBOR + 1.05%, 3.18%, 6/5/2023 (a)	5,706,000	5,735,557
3 Month USD LIBOR + 1.11%, 3.38%, 4/26/2022 (a) (c)	16,981,000	17,121,773
3 Month USD LIBOR + 1.16%, 3.42%, 4/23/2020 (a)	11,259,000	11,307,414
3 Month USD LIBOR + 1.17%, 3.33%, 11/15/2021 (a)	12,492,000	12,585,315
3 Month USD LIBOR + 1.20%, 3.32%, 9/15/2020 (a)	8,320,000	8,384,397
3 Month USD LIBOR + 1.36%, 3.64%, 4/23/2021 (a)	6,227,000	6,311,127
Series FRN, 3 Month USD LIBOR + 1.77%, 3.90%, 2/25/2021 (a)	4,382,000	4,466,354
Series MTN, 3 Month USD LIBOR + 1.60%, 3.72%, 11/29/2023 (a)	7,402,000	7,623,024
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 3.12%, 5/18/2024 (a)	11,367,000	11,408,603
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.60%, 2.72%, 5/18/2021 (a)	$16,488,000	$16,500,366
3 Month USD LIBOR + 2.24%, 4.34%, 3/8/2021 (a)	9,332,000	9,563,527
3 Month USD LIBOR + 0.65%, 2.78%, 9/11/2021 (a)	16,242,000	16,261,490
3 Month USD LIBOR + 1.50%, 3.79%, 1/5/2022 (a)	12,289,000	12,514,134
3 Month USD LIBOR + 1.66%, 3.79%, 5/25/2021 (a)	8,394,000	8,550,044
HSBC USA, Inc. 3 Month USD LIBOR + 0.61%, 2.79%, 11/13/2019 (a)	2,150,000	2,151,419
Huntington National Bank:
3 Month USD LIBOR + 0.55%, 2.84%, 2/5/2021 (a)	988,000	989,373
Series BKNT, 3 Month USD LIBOR + 0.51%, 2.64%, 3/10/2020 (a)	3,690,000	3,695,240
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75%, 2.94%, 11/8/2020 (a)	4,073,000	4,078,499
Industrial Bank of Korea 3 Month USD LIBOR + 0.60%, 2.87%, 8/2/2021 (a) (b)	5,750,000	5,770,585
ING Bank NV 3 Month USD LIBOR + 0.69%, 3.01%, 10/1/2019 (a) (b)	2,530,000	2,530,000
ING Groep NV:
3 Month USD LIBOR + 1.00%, 3.09%, 10/2/2023 (a)	3,410,000	3,421,662
3 Month USD LIBOR + 1.15%, 3.25%, 3/29/2022 (a)	7,983,000	8,082,069
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.23%, 3.51%, 10/24/2023 (a)	16,698,000	16,960,326
3 Month USD LIBOR + 0.55%, 2.65%, 3/9/2021 (a)	19,517,000	19,538,664
3 Month USD LIBOR + 0.61%, 2.76%, 6/18/2022 (a)	9,395,000	9,417,266
3 Month USD LIBOR + 0.68%, 2.82%, 6/1/2021 (a)	9,006,000	9,025,633

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.73%, 2.99%, 4/23/2024 (a)	$425,000	$423,984
3 Month USD LIBOR + 0.90%, 3.18%, 4/25/2023 (a)	12,851,000	12,926,178
3 Month USD LIBOR + 1.00%, 3.30%, 1/15/2023 (a)	9,794,000	9,877,837
3 Month USD LIBOR + 1.10%, 3.20%, 6/7/2021 (a)	3,736,000	3,780,197
3 Month USD LIBOR + 1.21%, 3.46%, 10/29/2020 (a)	6,610,000	6,672,200
3 Month USD LIBOR + 1.48%, 3.62%, 3/1/2021 (a)	5,074,000	5,151,125
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.54%, 2/1/2021 (a)	10,445,000	10,447,925
Series BKNT, 3 Month USD LIBOR + 0.34%, 2.61%, 4/26/2021 (a)	10,365,000	10,369,042
Series BKNT, 3 Month USD LIBOR + 0.37%, 2.49%, 2/19/2021 (a)	15,112,000	15,119,707
KEB Hana Bank 3 Month USD LIBOR + 0.73%, 3.04%, 4/5/2020 (a) (b)	1,510,000	1,512,129
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 2.91%, 2/1/2022 (a)	2,000,000	2,008,440
Lloyds Bank PLC 3 Month USD LIBOR + 0.49%, 2.70%, 5/7/2021 (a)	11,744,000	11,742,826
Lloyds Banking Group PLC 3 Month USD LIBOR + 0.80%, 2.96%, 6/21/2021 (a)	824,000	826,324
Macquarie Bank, Ltd. 3 Month USD LIBOR + 1.12%, 3.38%, 7/29/2020 (a) (b)	7,270,000	7,326,270
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.16%, 11/28/2023 (a) (b)	9,160,000	9,173,282
3 Month USD LIBOR + 1.35%, 3.45%, 3/27/2024 (a) (b)	100,000	101,183
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27%, 2.55%, 1/25/2021 (a)	1,730,000	1,727,457
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 2.92%, 7/26/2021 (a)	$4,547,000	$4,561,505
3 Month USD LIBOR + 0.70%, 2.80%, 3/7/2022 (a)	4,028,000	4,033,841
3 Month USD LIBOR + 0.74%, 2.88%, 3/2/2023 (a)	8,698,000	8,698,261
3 Month USD LIBOR + 0.79%, 3.07%, 7/25/2022 (a)	8,405,000	8,437,695
3 Month USD LIBOR + 0.86%, 3.13%, 7/26/2023 (a)	14,065,000	14,112,821
3 Month USD LIBOR + 0.92%, 3.07%, 2/22/2022 (a)	5,071,000	5,105,838
3 Month USD LIBOR + 1.06%, 3.19%, 9/13/2021 (a)	7,637,000	7,719,938
3 Month USD LIBOR + 1.88%, 4.02%, 3/1/2021 (a)	2,078,000	2,121,451
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.79%, 2.92%, 3/5/2023 (a)	10,549,000	10,558,389
3 Month USD LIBOR + 0.84%, 3.16%, 7/16/2023 (a)	5,090,000	5,099,366
3 Month USD LIBOR + 0.85%, 2.98%, 9/13/2023 (a)	4,000,000	4,009,960
3 Month USD LIBOR + 0.88%, 3.02%, 9/11/2022 (a)	9,655,000	9,706,558
3 Month USD LIBOR + 0.94%, 3.08%, 2/28/2022 (a)	9,931,000	9,997,140
3 Month USD LIBOR + 1.00%, 3.14%, 9/11/2024 (a)	4,000,000	4,026,640
3 Month USD LIBOR + 1.14%, 3.27%, 9/13/2021 (a)	8,386,000	8,484,200
3 Month USD LIBOR + 1.48%, 3.82%, 4/12/2021 (a) (b)	1,220,000	1,238,190
Morgan Stanley:
3 Month USD LIBOR + 0.93%, 3.21%, 7/22/2022 (a)	21,038,000	21,190,105
3 Month USD LIBOR + 0.98%, 3.10%, 6/16/2020 (a)	3,030,000	3,044,817

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.14%, 3.40%, 1/27/2020 (a)	$5,377,000	$5,395,120
3 Month USD LIBOR + 1.18%, 3.46%, 1/20/2022 (a)	30,320,000	30,612,588
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.73%, 2/10/2021 (a)	21,374,000	21,392,168
Series GMTN, 3 Month USD LIBOR + 1.22%, 3.41%, 5/8/2024 (a)	3,830,000	3,881,667
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.68%, 4/21/2021 (a)	9,750,000	9,898,200
Series MTN, 3 Month USD LIBOR + 1.40%, 3.68%, 10/24/2023 (a)	23,424,000	23,840,479
MUFG Union Bank NA Series BKNT, 3 Month USD LIBOR + 0.60%, 2.70%, 3/7/2022 (a)	2,000,000	1,998,660
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.69%, 1/12/2021 (a) (b) (c)	4,715,000	4,722,638
3 Month USD LIBOR + 0.51%, 2.66%, 5/22/2020 (a) (b)	11,909,000	11,941,392
3 Month USD LIBOR + 0.58%, 2.74%, 9/20/2021 (a) (b)	5,360,000	5,386,478
3 Month USD LIBOR + 0.60%, 2.94%, 4/12/2023 (a) (b)	2,315,000	2,319,514
3 Month USD LIBOR + 0.71%, 2.95%, 11/4/2021 (a) (b)	4,471,000	4,504,667
3 Month USD LIBOR + 0.72%, 2.87%, 5/22/2022 (a) (b)	4,435,000	4,468,085
3 Month USD LIBOR + 0.89%, 3.23%, 1/10/2022 (a) (b)	3,460,000	3,497,956
3 Month USD LIBOR + 1.00%, 3.34%, 7/12/2021 (a) (b)	4,445,000	4,499,362
Series REGS, 3 Month USD LIBOR + 1.00%, 3.34%, 7/12/2021 (a)	1,000,000	1,012,230
National Bank of Canada:
Series MTN, 3 Month USD LIBOR + 0.56%, 2.69%, 6/12/2020 (a)	5,127,000	5,140,074
Series MTN, 3 Month USD LIBOR + 0.60%, 2.90%, 1/17/2020 (a)	1,705,000	1,707,626
Security Description	Principal Amount	Value
NatWest Markets PLC 3 Month USD LIBOR + 1.40%, 3.50%, 9/29/2022 (a) (b)	$2,350,000	$2,360,740
Nederlandse Waterschapsbank NV 3 Month USD LIBOR + 0.03%, 2.16%, 2/24/2020 (a) (b) (c)	18,310,000	18,310,732
Nordea Bank AB 3 Month USD LIBOR + 0.47%, 2.59%, 5/29/2020 (a) (b)	6,250,000	6,264,813
PNC Bank NA:
3 Month USD LIBOR + 0.35%, 2.48%, 3/12/2021 (a)	10,015,000	10,017,904
3 Month USD LIBOR + 0.45%, 2.71%, 7/22/2022 (a)	9,150,000	9,145,974
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.53%, 1/22/2021 (a)	4,695,000	4,697,113
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.44%, 6/10/2021 (a)	4,000,000	4,002,760
Series BKNT, 3 Month USD LIBOR + 0.36%, 2.48%, 5/19/2020 (a)	2,493,000	2,495,842
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.76%, 7/27/2022 (a)	3,640,000	3,643,094
Regions Bank:
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.48%, 4/1/2021 (a)	2,760,000	2,751,140
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.68%, 8/13/2021 (a)	3,390,000	3,388,983
Royal Bank of Canada:
3 Month USD LIBOR + 0.47%, 2.73%, 4/29/2022 (a)	4,859,000	4,865,948
3 Month USD LIBOR + 0.66%, 2.95%, 10/5/2023 (a)	3,190,000	3,198,581
Series GMTN, 3 Month USD LIBOR + 0.30%, 2.58%, 7/22/2020 (a)	8,577,000	8,592,524
Series GMTN, 3 Month USD LIBOR + 0.38%, 2.52%, 3/2/2020 (a)	5,274,000	5,280,698
Series GMTN, 3 Month USD LIBOR + 0.39%, 2.66%, 4/30/2021 (a)	12,659,000	12,700,268
Series GMTN, 3 Month USD LIBOR + 0.52%, 2.63%, 3/6/2020 (a) (c)	4,094,000	4,101,942

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.73%, 2.98%, 2/1/2022 (a)	$4,769,000	$4,812,779
Series MTN, 3 Month USD LIBOR + 0.24%, 2.51%, 10/26/2020 (a)	3,255,000	3,259,101
Series MTN, 3 Month USD LIBOR + 0.40%, 2.68%, 1/25/2021 (a)	3,649,000	3,654,656
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 3.63%, 5/15/2023 (a)	11,232,000	11,254,689
3 Month USD LIBOR + 1.55%, 3.66%, 6/25/2024 (a)	6,396,000	6,407,257
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.59%, 11/3/2020 (a)	3,195,000	3,193,722
3 Month USD LIBOR + 0.62%, 2.76%, 6/1/2021 (a)	5,729,000	5,735,359
3 Month USD LIBOR + 0.66%, 2.82%, 11/15/2021 (a)	2,720,000	2,722,883
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 2.55%, 5/17/2021 (a) (b)	8,465,000	8,487,178
Societe Generale SA 3 Month USD LIBOR + 1.33%, 3.63%, 4/8/2021 (a) (b)	2,920,000	2,960,646
Standard Chartered PLC:
3 Month USD LIBOR + 1.15%, 3.43%, 1/20/2023 (a) (b)	4,835,000	4,853,470
3 Month USD LIBOR + 1.20%, 3.33%, 9/10/2022 (a) (b) (c)	12,000,000	12,085,560
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.31%, 2.61%, 10/18/2019 (a)	5,677,000	5,678,192
3 Month USD LIBOR + 0.35%, 2.65%, 1/17/2020 (a)	12,827,000	12,839,442
3 Month USD LIBOR + 0.37%, 2.69%, 10/16/2020 (a)	7,684,000	7,696,602
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 3.04%, 10/18/2022 (a)	5,269,000	5,282,752
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.74%, 3.04%, 1/17/2023 (a)	$4,103,000	$4,107,349
3 Month USD LIBOR + 0.78%, 3.12%, 7/12/2022 (a) (c)	6,306,000	6,326,999
3 Month USD LIBOR + 0.80%, 3.12%, 10/16/2023 (a) (c)	3,714,000	3,719,348
3 Month USD LIBOR + 0.86%, 3.16%, 7/19/2023 (a)	2,314,000	2,323,673
3 Month USD LIBOR + 1.11%, 3.43%, 7/14/2021 (a)	3,740,000	3,779,008
3 Month USD LIBOR + 1.14%, 3.44%, 10/19/2021 (a)	5,346,000	5,410,526
3 Month USD LIBOR + 1.68%, 3.78%, 3/9/2021 (a)	5,664,000	5,766,235
Sumitomo Mitsui Trust Bank, Ltd. 3 Month USD LIBOR + 0.91%, 3.21%, 10/18/2019 (a) (b)	990,000	990,406
SunTrust Bank:
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.77%, 10/26/2021 (a)	1,915,000	1,915,938
Series BKNT, 3 Month USD LIBOR + 0.53%, 2.79%, 1/31/2020 (a)	2,360,000	2,362,572
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.71%, 5/17/2022 (a) (c)	3,145,000	3,147,610
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.86%, 8/2/2022 (a)	3,209,000	3,211,086
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 2.46%, 9/8/2020 (a)	4,735,000	4,744,707
Series BKNT, 3 Month USD LIBOR + 0.47%, 2.60%, 5/24/2021 (a)	8,973,000	9,004,226
Swedbank AB 3 Month USD LIBOR + 0.70%, 2.82%, 3/14/2022 (a) (b) (c)	3,935,000	3,927,760
Swedish Export Credit 3 Month USD LIBOR + 0.05%, 2.17%, 12/14/2020 (a)	7,000,000	6,998,460
Synchrony Bank Series BKNT, 3 Month USD LIBOR + 0.63%, 2.73%, 3/30/2020 (a)	3,776,000	3,778,568

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.15%, 2.43%, 10/24/2019 (a)	$3,976,000	$3,976,954
3 Month USD LIBOR + 0.27%, 2.41%, 3/17/2021 (a)	9,000,000	9,012,870
Series GMTN, 3 Month USD LIBOR + 0.24%, 2.52%, 1/25/2021 (a)	3,920,000	3,923,293
Series GMTN, 3 Month USD LIBOR + 0.26%, 2.40%, 9/17/2020 (a)	7,758,000	7,768,473
Series GMTN, 3 Month USD LIBOR + 0.64%, 2.94%, 7/19/2023 (a)	1,052,000	1,057,712
Series MTN, 3 Month USD LIBOR + 0.28%, 2.42%, 6/11/2020 (a)	4,591,000	4,596,188
Series MTN, 3 Month USD LIBOR + 0.43%, 2.57%, 6/11/2021 (a)	7,742,000	7,769,174
Series MTN, 3 Month USD LIBOR + 0.56%, 2.80%, 11/5/2019 (a)	3,780,000	3,782,457
Series MTN, 3 Month USD LIBOR + 1.00%, 3.30%, 4/7/2021 (a)	6,160,000	6,231,579
UBS AG:
3 Month USD LIBOR + 0.48%, 2.62%, 12/1/2020 (a) (b)	15,225,000	15,272,045
3 Month USD LIBOR + 0.58%, 2.68%, 6/8/2020 (a) (b)	17,720,000	17,770,148
UBS Group Funding Switzerland AG:
3 Month USD LIBOR + 0.95%, 3.11%, 8/15/2023 (a) (b)	680,000	683,060
3 Month USD LIBOR + 1.22%, 3.37%, 5/23/2023 (a) (b)	7,949,000	8,037,075
3 Month USD LIBOR + 1.44%, 3.57%, 9/24/2020 (a) (b)	710,000	718,605
3 Month USD LIBOR + 1.53%, 3.78%, 2/1/2022 (a) (b)	4,515,000	4,616,317
3 Month USD LIBOR + 1.78%, 4.08%, 4/14/2021 (a) (b) (c)	10,075,000	10,284,056
UniCredit SpA 3 Month USD LIBOR + 3.90%, 6.20%, 1/14/2022 (a) (b)	4,235,000	4,456,956
Security Description	Principal Amount	Value
United Overseas Bank, Ltd. 3 Month USD LIBOR + 0.48%, 2.74%, 4/23/2021 (a) (b)	$3,520,000	$3,526,512
US Bank NA:
3 Month USD LIBOR + 0.31%, 2.60%, 2/4/2021 (a)	6,476,000	6,488,045
3 Month USD LIBOR + 0.44%, 2.59%, 5/23/2022 (a)	4,000,000	4,002,280
Series BKNT, 3 Month USD LIBOR + 0.13%, 2.43%, 1/17/2020 (a)	3,750,000	3,749,663
Series BKNT, 3 Month USD LIBOR + 0.14%, 2.40%, 10/23/2020 (a)	1,295,000	1,292,125
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.53%, 7/24/2020 (a)	8,706,000	8,717,231
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.44%, 5/21/2021 (a)	9,615,000	9,621,057
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.59%, 4/26/2021 (a)	7,305,000	7,318,660
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.60%, 1/24/2020 (a)	4,745,000	4,748,132
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.55%, 11/16/2021 (a)	980,000	981,568
Wells Fargo & Co.:
3 Month USD LIBOR + 0.93%, 3.11%, 2/11/2022 (a)	20,134,000	20,250,576
3 Month USD LIBOR + 1.03%, 3.29%, 7/26/2021 (a)	9,393,000	9,504,495
3 Month USD LIBOR + 1.11%, 3.39%, 1/24/2023 (a)	9,866,000	9,969,001
3 Month USD LIBOR + 1.23%, 3.49%, 10/31/2023 (a)	18,302,000	18,585,315
3 Month USD LIBOR + 1.34%, 3.47%, 3/4/2021 (a)	11,105,000	11,259,582
Series MTN, 3 Month USD LIBOR + 0.88%, 3.16%, 7/22/2020 (a)	6,422,000	6,458,027
Series MTN, 3 Month USD LIBOR + 1.01%, 3.11%, 12/7/2020 (a)	6,303,000	6,358,782
Series N, 3 Month USD LIBOR + 0.68%, 2.95%, 1/30/2020 (a)	6,440,000	6,452,751

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Bank NA:
3 Month USD LIBOR + 0.66%, 2.80%, 9/9/2022 (a)	$6,500,000	$6,515,730
Series BKNT, 3 Month USD LIBOR + 0.23%, 2.53%, 1/15/2020 (a)	7,877,000	7,880,308
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.61%, 1/15/2021 (a)	4,465,000	4,468,483
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.53%, 5/21/2021 (a)	6,672,000	6,675,403
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.76%, 7/23/2021 (a)	9,509,000	9,524,690
Series BKNT, 3 Month USD LIBOR + 0.51%, 2.79%, 10/22/2021 (a)	2,050,000	2,055,556
Series BKNT, 3 Month USD LIBOR + 0.62%, 2.75%, 5/27/2022 (a)	16,000,000	16,035,360
Series MTN, 3 Month USD LIBOR + 0.65%, 2.76%, 12/6/2019 (a)	7,262,000	7,269,117
Westpac Banking Corp.:
3 Month USD LIBOR + 0.28%, 2.44%, 5/15/2020 (a)	2,841,000	2,844,807
3 Month USD LIBOR + 0.34%, 2.62%, 1/25/2021 (a)	3,998,000	4,003,717
3 Month USD LIBOR + 0.43%, 2.54%, 3/6/2020 (a)	4,310,000	4,316,637
3 Month USD LIBOR + 0.57%, 2.91%, 1/11/2023 (a)	6,249,000	6,258,561
3 Month USD LIBOR + 0.71%, 2.81%, 6/28/2022 (a)	4,666,000	4,700,388
3 Month USD LIBOR + 0.72%, 2.88%, 5/15/2023 (a) (c)	6,360,000	6,399,178
3 Month USD LIBOR + 0.77%, 2.90%, 2/26/2024 (a)	2,000,000	2,011,760
3 Month USD LIBOR + 0.85%, 2.97%, 8/19/2021 (a)	4,500,000	4,545,585
3 Month USD LIBOR + 0.85%, 3.19%, 1/11/2022 (a)	5,236,000	5,289,198
Woori Bank 3 Month USD LIBOR + 0.77%, 2.92%, 5/21/2024 (a)	4,700,000	4,712,408
		1,978,935,233
Security Description	Principal Amount	Value
BEVERAGES — 0.3%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26%, 3.51%, 2/1/2021 (a)	$2,165,000	$2,192,755
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 2.86%, 11/15/2021 (a)	4,537,000	4,542,036
Diageo Capital PLC 3 Month USD LIBOR + 0.24%, 2.36%, 5/18/2020 (a)	3,720,000	3,722,827
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 2.63%, 5/2/2022 (a)	1,190,000	1,193,951
		11,651,569
BIOTECHNOLOGY — 0.1%
Amgen, Inc. 3 Month USD LIBOR + 0.45%, 2.63%, 5/11/2020 (a)	2,199,000	2,201,881
BUILDING MATERIALS — 0.2%
Martin Marietta Materials, Inc.:
3 Month USD LIBOR + 0.50%, 2.66%, 12/20/2019 (a)	3,000,000	3,001,140
3 Month USD LIBOR + 0.65%, 2.80%, 5/22/2020 (a)	1,513,000	1,515,209
Vulcan Materials Co. 3 Month USD LIBOR + 0.65%, 2.78%, 3/1/2021 (a)	4,156,000	4,159,907
		8,676,256
CHEMICALS — 0.2%
DowDuPont, Inc. 3 Month USD LIBOR + 0.71%, 2.87%, 11/15/2020 (a)	4,477,000	4,499,519
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 3.27%, 11/15/2023 (a)	2,063,000	2,087,364
		6,586,883
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 3.03%, 8/15/2021 (a)	3,178,000	3,171,326
COMPUTERS — 2.0%
Apple, Inc.:
3 Month USD LIBOR + 0.20%, 2.41%, 2/7/2020 (a)	5,023,000	5,026,315
3 Month USD LIBOR + 0.07%, 2.25%, 5/11/2020 (a)	4,067,000	4,068,017

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.25%, 2.43%, 2/7/2020 (a)	$3,050,000	$3,052,623
3 Month USD LIBOR + 0.30%, 2.48%, 5/6/2020 (a)	748,000	749,070
3 Month USD LIBOR + 0.35%, 2.53%, 5/11/2022 (a)	6,893,000	6,917,470
3 Month USD LIBOR + 0.50%, 2.68%, 2/9/2022 (a)	8,811,000	8,884,131
3 Month USD LIBOR + 1.13%, 3.28%, 2/23/2021 (a)	3,146,000	3,187,307
DXC Technology Co. 3 Month USD LIBOR + 0.95%, 3.08%, 3/1/2021 (a)	3,854,000	3,853,306
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 3.01%, 10/5/2021 (a)	6,392,000	6,394,812
IBM Credit LLC:
3 Month USD LIBOR + 0.16%, 2.45%, 2/5/2021 (a)	13,022,000	13,018,614
3 Month USD LIBOR + 0.26%, 2.54%, 1/20/2021 (a)	4,341,000	4,344,994
International Business Machines Corp.:
3 Month USD LIBOR + 0.23%, 2.49%, 1/27/2020 (a)	7,746,000	7,750,803
3 Month USD LIBOR + 0.40%, 2.58%, 5/13/2021 (a)	7,972,000	8,000,540
3 Month USD LIBOR + 0.58%, 2.82%, 11/6/2021 (a) (c)	200,000	201,154
		75,449,156
COSMETICS/PERSONAL CARE — 0.1%
Procter & Gamble Co. 3 Month USD LIBOR + 0.27%, 2.52%, 11/1/2019 (a) (c)	3,053,000	3,053,458
DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co.:
3 Month USD LIBOR + 0.33%, 2.60%, 10/30/2020 (a)	4,398,000	4,402,970
3 Month USD LIBOR + 0.53%, 2.65%, 5/17/2021 (a)	6,859,000	6,876,079
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.60%, 2.89%, 11/5/2021 (a)	$4,393,000	$4,414,570
3 Month USD LIBOR + 0.61%, 2.86%, 8/1/2022 (a)	1,381,000	1,383,375
3 Month USD LIBOR + 0.62%, 2.76%, 5/20/2022 (a)	7,851,000	7,875,809
3 Month USD LIBOR + 0.65%, 2.78%, 2/27/2023 (a) (c)	12,782,000	12,797,978
3 Month USD LIBOR + 0.75%, 3.04%, 8/3/2023 (a)	4,172,000	4,189,689
American Express Credit Corp.:
Series F, 3 Month USD LIBOR + 1.05%, 3.17%, 9/14/2020 (a)	1,379,000	1,389,701
Series MTN, 3 Month USD LIBOR + 0.43%, 2.57%, 3/3/2020 (a)	3,157,000	3,159,936
Series MTN, 3 Month USD LIBOR + 0.70%, 2.84%, 3/3/2022 (a)	893,000	898,206
Series MTN, 3 Month USD LIBOR + 0.73%, 2.86%, 5/26/2020 (a) (c)	1,385,000	1,389,598
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 3.32%, 5/2/2021 (a) (b)	6,715,000	6,747,232
3 Month USD LIBOR + 1.13%, 3.24%, 9/26/2023 (a) (b)	3,000,000	3,011,340
Capital One Financial Corp. 3 Month USD LIBOR + 0.76%, 2.94%, 5/12/2020 (a)	3,683,000	3,693,939
Charles Schwab Corp. 3 Month USD LIBOR + 0.32%, 2.47%, 5/21/2021 (a)	4,076,000	4,079,750
Federation des Caisses Desjardins du Quebec 3 Month USD LIBOR + 0.33%, 2.60%, 10/30/2020 (a) (b)	3,277,000	3,282,407
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.38%, 2.48%, 6/30/2021 (a)	2,828,000	2,837,134
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 2.68%, 11/1/2021 (a)	4,261,000	4,267,136
		76,696,849

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 1.4%
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40%, 2.51%, 6/25/2021 (a)	$5,986,000	$6,008,567
Duke Energy Corp. 3 Month USD LIBOR + 0.50%, 2.68%, 5/14/2021 (a) (b)	4,736,000	4,754,328
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18%, 2.28%, 9/8/2020 (a)	1,985,000	1,985,635
Florida Power & Light Co. 3 Month USD LIBOR + 0.40%, 2.64%, 5/6/2022 (a)	14,275,000	14,276,713
Mississippi Power Co. 3 Month USD LIBOR + 0.65%, 2.75%, 3/27/2020 (a)	1,783,000	1,781,859
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.40%, 2.54%, 8/21/2020 (a) (c)	6,890,000	6,885,590
3 Month USD LIBOR + 0.48%, 2.77%, 5/4/2021 (a)	2,429,000	2,432,571
3 Month USD LIBOR + 0.55%, 2.69%, 8/28/2021 (a)	250,000	249,475
Sempra Energy:
3 Month USD LIBOR + 0.45%, 2.57%, 3/15/2021 (a)	7,378,000	7,359,408
3 Month USD LIBOR + 0.50%, 2.80%, 1/15/2021 (a)	4,584,000	4,581,158
Southern Power Co. 3 Month USD LIBOR + 0.55%, 2.71%, 12/20/2020 (a) (b)	3,790,000	3,787,650
		54,102,954
ELECTRONICS — 0.2%
Honeywell International, Inc.:
3 Month USD LIBOR + 0.37%, 2.56%, 8/8/2022 (a)	2,080,000	2,089,152
3 Month USD LIBOR + 0.04%, 2.31%, 10/30/2019 (a)	3,735,000	3,735,672
Tyco Electronics Group SA 3 Month USD LIBOR + 0.45%, 2.58%, 6/5/2020 (a)	2,440,000	2,439,122
		8,263,946
Security Description	Principal Amount	Value
FOOD — 1.0%
Campbell Soup Co.:
3 Month USD LIBOR + 0.50%, 2.62%, 3/16/2020 (a)	$3,554,000	$3,556,630
3 Month USD LIBOR + 0.63%, 2.75%, 3/15/2021 (a)	2,857,000	2,855,857
Conagra Brands, Inc.:
3 Month USD LIBOR + 0.50%, 2.81%, 10/9/2020 (a)	3,382,000	3,382,034
3 Month USD LIBOR + 0.75%, 3.03%, 10/22/2020 (a)	3,424,000	3,424,685
General Mills, Inc.:
3 Month USD LIBOR + 0.54%, 2.86%, 4/16/2021 (a)	7,432,000	7,444,114
3 Month USD LIBOR + 1.01%, 3.31%, 10/17/2023 (a)	1,802,000	1,814,596
Kraft Heinz Foods Co.:
3 Month USD LIBOR + 0.57%, 2.75%, 2/10/2021 (a)	4,935,000	4,919,356
3 Month USD LIBOR + 0.82%, 3.00%, 8/10/2022 (a)	1,883,000	1,876,466
Mondelez International Holdings Netherlands B.V. 3 Month USD LIBOR + 0.61%, 2.87%, 10/28/2019 (a) (b)	3,905,000	3,906,874
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 2.60%, 8/21/2020 (a)	2,990,000	2,987,877
3 Month USD LIBOR + 0.55%, 2.68%, 6/2/2020 (a) (c)	2,183,000	2,183,524
		38,352,013
GAS — 0.1%
Dominion Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 2.72%, 6/15/2021 (a)	2,205,000	2,214,393
WGL Holdings, Inc. 3 Month USD LIBOR + 0.40%, 2.52%, 11/29/2019 (a)	2,555,000	2,553,007
		4,767,400

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.5%
Becton Dickinson and Co.:
3 Month USD LIBOR + 0.88%, 2.98%, 12/29/2020 (a)	$7,116,000	$7,119,914
3 Month USD LIBOR + 1.03%, 3.14%, 6/6/2022 (a)	4,038,000	4,058,836
Medtronic, Inc. 3 Month USD LIBOR + 0.80%, 2.92%, 3/15/2020 (a)	3,724,000	3,735,395
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75%, 2.91%, 3/19/2021 (a)	2,743,000	2,742,287
		17,656,432
HEALTH CARE SERVICES — 0.1%
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 2.37%, 10/15/2020 (a)	2,265,000	2,260,062
3 Month USD LIBOR + 0.26%, 2.38%, 6/15/2021 (a)	2,850,000	2,846,951
		5,107,013
HOUSEHOLD PRODUCTS & WARES — 0.1%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 2.69%, 6/24/2022 (a) (b)	5,019,000	5,000,380
INSURANCE — 1.9%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 2.68%, 9/20/2021 (a) (b)	4,349,000	4,350,392
Assurant, Inc. 3 Month USD LIBOR + 1.25%, 3.36%, 3/26/2021 (a)	225,000	224,777
Athene Global Funding:
3 Month USD LIBOR + 1.14%, 3.42%, 4/20/2020 (a) (b)	2,090,000	2,101,098
3 Month USD LIBOR + 1.23%, 3.56%, 7/1/2022 (a) (b)	3,825,000	3,863,594
Berkshire Hathaway Finance Corp. 3 Month USD LIBOR + 0.32%, 2.66%, 1/10/2020 (a)	2,710,000	2,711,192
Security Description	Principal Amount	Value
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.30%, 2.56%, 4/27/2020 (a) (b)	$150,000	$150,177
3 Month USD LIBOR + 0.30%, 2.60%, 10/15/2020 (a) (b)	3,888,000	3,889,478
3 Month USD LIBOR + 0.48%, 2.62%, 6/11/2021 (a) (b)	4,902,000	4,906,265
3 Month USD LIBOR + 0.73%, 2.83%, 6/27/2022 (a) (b)	8,910,000	8,993,932
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 3.29%, 12/29/2021 (a)	1,350,000	1,348,839
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.23%, 2.53%, 1/8/2021 (a) (b)	7,090,000	7,092,765
3 Month USD LIBOR + 0.40%, 2.53%, 6/12/2020 (a) (b)	2,305,000	2,310,186
New York Life Global Funding:
3 Month USD LIBOR + 0.10%, 2.38%, 1/21/2020 (a) (b)	3,305,000	3,306,256
3 Month USD LIBOR + 0.16%, 2.26%, 10/1/2020 (a) (b)	5,196,000	5,200,780
3 Month USD LIBOR + 0.27%, 2.58%, 4/9/2020 (a) (b)	7,416,000	7,424,603
3 Month USD LIBOR + 0.28%, 2.54%, 1/28/2021 (a) (b)	3,200,000	3,205,408
3 Month USD LIBOR + 0.32%, 2.56%, 8/6/2021 (a) (b) (c)	4,260,000	4,271,672
3 Month USD LIBOR + 0.44%, 2.78%, 7/12/2022 (a) (b)	1,750,000	1,748,985
3 Month USD LIBOR + 0.52%, 2.65%, 6/10/2022 (a) (b)	1,205,000	1,208,639
Principal Life Global Funding II 3 Month USD LIBOR + 0.30%, 2.41%, 6/26/2020 (a) (b)	480,000	479,136
Protective Life Global Funding:
3 Month USD LIBOR + 0.37%, 2.67%, 7/13/2020 (a) (b)	890,000	891,753

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.52%, 2.62%, 6/28/2021 (a) (b)	$2,680,000	$2,692,918
		72,372,845
INTERNET — 0.3%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 3.14%, 1/30/2023 (a)	3,079,000	3,090,146
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 2.91%, 1/19/2023 (a) (b)	2,300,000	2,285,924
3 Month USD LIBOR + 0.91%, 3.25%, 4/11/2024 (a) (b)	3,000,000	3,004,830
3 Month USD LIBOR + 0.91%, 3.25%, 4/11/2024 (a)	1,000,000	1,001,610
3 Month USD LIBOR + 0.61%, 2.91%, 1/19/2023 (a) (c)	2,690,000	2,673,537
		12,056,047
IT SERVICES — 0.3%
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.68%, 2.81%, 3/12/2021 (a)	4,000,000	4,009,760
IBM Credit LLC 3 Month USD LIBOR + 0.47%, 2.59%, 11/30/2020 (a)	5,691,000	5,713,252
		9,723,012
LODGING — 0.1%
Marriott International, Inc.:
3 Month USD LIBOR + 0.65%, 2.75%, 3/8/2021 (a)	2,700,000	2,710,638
Series Y, 3 Month USD LIBOR + 0.60%, 2.74%, 12/1/2020 (a) (c)	2,730,000	2,734,723
		5,445,361
MACHINERY, CONSTRUCTION & MINING — 1.2%
Caterpillar Financial Services Corp.:
3 Month USD LIBOR + 0.30%, 2.41%, 3/8/2021 (a)	5,000,000	5,006,100
Series GMTN, 3 Month USD LIBOR + 0.29%, 2.42%, 9/4/2020 (a)	2,060,000	2,062,699
Series I, 3 Month USD LIBOR + 0.39%, 2.51%, 5/17/2021 (a)	4,246,000	4,253,982
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.13%, 2.25%, 11/29/2019 (a)	$3,511,000	$3,511,527
Series MTN, 3 Month USD LIBOR + 0.18%, 2.34%, 5/15/2020 (a)	5,003,000	5,006,402
Series MTN, 3 Month USD LIBOR + 0.23%, 2.35%, 3/15/2021 (a)	7,828,000	7,825,104
Series MTN, 3 Month USD LIBOR + 0.25%, 2.38%, 8/26/2020 (a)	3,022,000	3,026,110
Series MTN, 3 Month USD LIBOR + 0.28%, 2.38%, 9/7/2021 (a)	5,084,000	5,083,237
Series MTN, 3 Month USD LIBOR + 0.35%, 2.45%, 12/7/2020 (a)	4,650,000	4,658,137
Series MTN, 3 Month USD LIBOR + 0.51%, 2.85%, 1/10/2020 (a) (c)	5,489,000	5,495,642
		45,928,940
MACHINERY-DIVERSIFIED — 1.1%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.17%, 2.48%, 10/9/2020 (a)	3,095,000	3,094,969
3 Month USD LIBOR + 0.49%, 2.62%, 6/13/2022 (a)	5,200,000	5,213,884
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.48%, 1/7/2020 (a) (c)	4,985,000	4,986,496
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.65%, 6/7/2023 (a)	2,653,000	2,661,383
Series MTN, 3 Month USD LIBOR + 0.24%, 2.37%, 3/12/2021 (a)	3,566,000	3,565,715
Series MTN, 3 Month USD LIBOR + 0.26%, 2.39%, 9/10/2021 (a)	5,824,000	5,818,467
Series MTN, 3 Month USD LIBOR + 0.29%, 2.45%, 6/22/2020 (a)	3,333,000	3,337,400
Series MTN, 3 Month USD LIBOR + 0.30%, 2.43%, 3/13/2020 (a)	3,820,000	3,824,126
Series MTN, 3 Month USD LIBOR + 0.40%, 2.50%, 6/7/2021 (a)	2,400,000	2,404,704
Series MTN, 3 Month USD LIBOR + 0.48%, 2.58%, 9/8/2022 (a) (c)	3,825,000	3,827,601

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Wabtec Corp. 3 Month USD LIBOR + 1.05%, 3.42%, 9/15/2021 (a)	$3,820,000	$3,821,031
		42,555,776
MEDIA — 1.5%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 3.90%, 2/1/2024 (a) (c)	5,357,000	5,485,300
Comcast Corp.:
3 Month USD LIBOR + 0.33%, 2.43%, 10/1/2020 (a)	8,000,000	8,014,480
3 Month USD LIBOR + 0.44%, 2.54%, 10/1/2021 (a)	9,903,000	9,934,987
3 Month USD LIBOR + 0.63%, 2.93%, 4/15/2024 (a)	3,300,000	3,320,856
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 2.50%, 4/1/2021 (a) (b)	12,447,000	12,473,263
TWDC Enterprises 18 Corp.:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.26%, 3/4/2020 (a)	3,331,000	3,332,066
Series MTN, 3 Month USD LIBOR + 0.19%, 2.32%, 6/5/2020 (a)	3,744,000	3,748,043
Series MTN, 3 Month USD LIBOR + 0.39%, 2.52%, 3/4/2022 (a)	3,896,000	3,909,636
Walt Disney Co.:
3 Month USD LIBOR + 0.25%, 2.36%, 9/1/2021 (a)	4,300,000	4,313,717
3 Month USD LIBOR + 0.39%, 2.50%, 9/1/2022 (a)	3,000,000	3,011,040
		57,543,388
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 2.48%, 2/14/2024 (a)	2,342,000	2,331,180
General Electric Co.:
3 Month USD LIBOR + 1.00%, 3.12%, 3/15/2023 (a)	4,316,000	4,258,770
3 Month USD LIBOR + 1.00%, 3.30%, 4/15/2023 (a)	440,000	432,907
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.62%, 2.93%, 1/9/2020 (a)	$4,537,000	$4,533,098
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.34%, 2.46%, 3/16/2020 (a) (b)	2,295,000	2,297,249
3 Month USD LIBOR + 0.61%, 2.73%, 3/16/2022 (a) (b)	7,660,000	7,696,002
Textron, Inc. 3 Month USD LIBOR + 0.55%, 2.73%, 11/10/2020 (a)	2,155,000	2,151,617
		23,700,823
OIL & GAS — 1.9%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 2.81%, 9/19/2022 (a)	1,200,000	1,202,700
BP Capital Markets PLC 3 Month USD LIBOR + 0.25%, 2.38%, 11/24/2020 (a)	5,665,000	5,668,286
Chevron Corp.:
3 Month USD LIBOR + 0.21%, 2.35%, 3/3/2020 (a)	3,177,000	3,179,033
3 Month USD LIBOR + 0.41%, 2.57%, 11/15/2019 (a)	2,531,000	2,532,417
3 Month USD LIBOR + 0.48%, 2.62%, 3/3/2022 (a)	1,809,000	1,817,466
3 Month USD LIBOR + 0.53%, 2.69%, 11/15/2021 (a)	1,399,000	1,409,772
3 Month USD LIBOR + 0.53%, 2.66%, 3/3/2022 (a)	4,991,000	5,020,297
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 3.06%, 5/15/2022 (a)	3,796,000	3,840,337
EQT Corp. 3 Month USD LIBOR + 0.77%, 2.87%, 10/1/2020 (a) (c)	3,602,000	3,592,779
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.33%, 2.50%, 8/16/2022 (a)	6,000,000	6,019,920
3 Month USD LIBOR + 0.37%, 2.48%, 3/6/2022 (a) (c)	3,168,000	3,181,401

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Occidental Petroleum Corp.:
3 Month USD LIBOR + 0.95%, 3.14%, 2/8/2021 (a)	$11,500,000	$11,571,645
3 Month USD LIBOR + 1.25%, 3.44%, 8/13/2021 (a)	2,500,000	2,514,125
3 Month USD LIBOR + 1.45%, 3.64%, 8/15/2022 (a)	6,500,000	6,544,460
Phillips 66:
3 Month USD LIBOR + 0.60%, 2.73%, 2/26/2021 (a)	3,767,000	3,764,062
3 Month USD LIBOR + 0.75%, 3.05%, 4/15/2020 (a) (b)	2,780,000	2,780,779
Shell International Finance B.V.:
3 Month USD LIBOR + 0.40%, 2.58%, 11/13/2023 (a) (c)	2,856,000	2,854,686
3 Month USD LIBOR + 0.45%, 2.63%, 5/11/2020 (a)	6,375,000	6,389,408
		73,883,573
PHARMACEUTICALS — 2.2%
Allergan Funding SCS 3 Month USD LIBOR + 1.26%, 3.39%, 3/12/2020 (a)	3,750,000	3,766,087
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 2.79%, 8/17/2023 (a)	2,998,000	2,988,316
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 2.74%, 6/25/2021 (a) (b)	9,259,000	9,263,352
3 Month USD LIBOR + 1.01%, 3.13%, 12/15/2023 (a) (b)	10,919,000	10,931,775
Bristol-Myers Squibb Co.:
3 Month USD LIBOR + 0.20%, 2.37%, 11/16/2020 (a) (b)	500,000	500,075
3 Month USD LIBOR + 0.38%, 2.55%, 5/16/2022 (a) (b)	8,800,000	8,802,376
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 2.89%, 6/15/2022 (a)	2,530,000	2,521,373
Cigna Corp.:
3 Month USD LIBOR + 0.35%, 2.49%, 3/17/2020 (a)	1,390,000	1,390,528
3 Month USD LIBOR + 0.89%, 3.19%, 7/15/2023 (a)	5,002,000	5,008,353
Security Description	Principal Amount	Value
Series WI, 3 Month USD LIBOR + 0.65%, 2.79%, 9/17/2021 (a)	$10,835,000	$10,825,140
CVS Health Corp.:
3 Month USD LIBOR + 0.63%, 2.73%, 3/9/2020 (a)	776,000	777,443
3 Month USD LIBOR + 0.72%, 2.82%, 3/9/2021 (a)	7,047,000	7,082,235
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75%, 2.87%, 11/30/2020 (a) (c)	2,904,000	2,899,412
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35%, 2.53%, 5/14/2021 (a)	5,998,000	6,006,337
Merck & Co., Inc. 3 Month USD LIBOR + 0.38%, 2.56%, 2/10/2020 (a)	5,654,000	5,660,446
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 2.45%, 9/15/2023 (a)	2,126,000	2,122,896
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 2.58%, 8/20/2021 (a)	1,955,000	1,943,974
		82,490,118
PIPELINES — 0.9%
Enbridge, Inc.:
3 Month USD LIBOR + 0.40%, 2.74%, 1/10/2020 (a)	5,224,000	5,224,418
3 Month USD LIBOR + 0.70%, 2.82%, 6/15/2020 (a)	4,330,000	4,338,660
MPLX L.P.:
3 Month USD LIBOR + 0.90%, 3.00%, 9/9/2021 (a)	7,525,000	7,558,411
3 Month USD LIBOR + 1.10%, 3.20%, 9/9/2022 (a)	7,850,000	7,880,458
Spectra Energy Partners L.P. 3 Month USD LIBOR + 0.70%, 2.83%, 6/5/2020 (a)	3,125,000	3,130,531
TransCanada PipeLines, Ltd. 3 Month USD LIBOR + 0.28%, 2.43%, 11/15/2019 (a) (c)	4,392,000	4,393,406
		32,525,884
REAL ESTATE INVESTMENT TRUSTS — 0.2%
AvalonBay Communities, Inc. Series MTN, 3 Month USD LIBOR + 0.43%, 2.73%, 1/15/2021 (a)	2,499,000	2,497,926

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 3.15%, 8/16/2021 (a)	$3,120,000	$3,119,563
		5,617,489
RETAIL — 0.7%
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70%, 3.00%, 4/17/2020 (a)	5,774,000	5,774,462
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 2.28%, 6/5/2020 (a)	3,672,000	3,673,322
3 Month USD LIBOR + 0.31%, 2.45%, 3/1/2022 (a)	2,110,000	2,112,068
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 2.69%, 10/28/2021 (a)	2,795,000	2,786,475
Walmart, Inc.:
3 Month USD LIBOR - 0.03%, 2.28%, 10/9/2019 (a)	3,020,000	3,020,211
3 Month USD LIBOR + 0.04%, 2.20%, 6/23/2020 (a)	5,488,000	5,488,549
3 Month USD LIBOR + 0.23%, 2.39%, 6/23/2021 (a)	5,271,000	5,284,757
		28,139,844
SEMICONDUCTORS — 0.4%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 2.26%, 5/11/2020 (a) (c)	6,337,000	6,340,295
3 Month USD LIBOR + 0.35%, 2.53%, 5/11/2022 (a)	5,375,000	5,392,899
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 3.00%, 1/30/2023 (a)	3,803,000	3,821,445
		15,554,639
SOFTWARE — 0.1%
Oracle Corp. 3 Month USD LIBOR + 0.51%, 2.81%, 10/8/2019 (a)	4,600,000	4,600,736
TELECOMMUNICATIONS — 2.5%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 2.95%, 1/15/2020 (a)	9,026,000	9,039,539
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.75%, 2.89%, 6/1/2021 (a)	$22,610,000	$22,724,859
3 Month USD LIBOR + 0.93%, 3.03%, 6/30/2020 (a)	7,807,000	7,845,645
3 Month USD LIBOR + 0.95%, 3.25%, 7/15/2021 (a)	16,985,000	17,133,958
3 Month USD LIBOR + 1.18%, 3.31%, 6/12/2024 (a)	9,287,000	9,455,559
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58%, 2.88%, 1/17/2020 (a) (b)	2,695,000	2,697,722
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.55%, 2.70%, 5/22/2020 (a)	8,709,000	8,728,421
3 Month USD LIBOR + 1.00%, 3.12%, 3/16/2022 (a)	9,986,000	10,135,091
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 3.31%, 1/16/2024 (a)	8,538,000	8,609,548
		96,370,342
TRANSPORTATION — 0.2%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 2.25%, 4/1/2021 (a)	1,530,000	1,528,807
3 Month USD LIBOR + 0.38%, 2.55%, 5/16/2022 (a)	3,663,000	3,671,571
3 Month USD LIBOR + 0.45%, 2.55%, 4/1/2023 (a)	2,773,000	2,782,511
		7,982,889
TRUCKING & LEASING — 0.2%
Aviation Capital Group LLC:
3 Month USD LIBOR + 0.67%, 2.94%, 7/30/2021 (a) (b)	1,340,000	1,337,226
3 Month USD LIBOR + 0.95%, 3.08%, 6/1/2021 (a) (b)	4,570,000	4,585,036
GATX Corp. 3 Month USD LIBOR + 0.72%, 3.01%, 11/5/2021 (a)	767,000	769,178
		6,691,440
TOTAL CORPORATE BONDS & NOTES (Cost $3,277,069,073)		3,278,745,166

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 12.7%
African Development Bank Series GDIF, 3 Month USD LIBOR + 0.19%, 2.31%, 6/15/2020 (a)	$5,970,000	$5,977,164
Asian Development Bank:
3 Month USD LIBOR + 0.01%, 2.13%, 12/15/2021 (a)	22,672,000	22,666,332
Series GMTN, 3 Month USD LIBOR + 0.05%, 2.17%, 3/16/2021 (a)	9,750,000	9,745,808
Series GMTN, 3 Month USD LIBOR + 0.19%, 2.31%, 6/16/2021 (a)	16,025,000	16,070,191
Series GMTN, 3 Month USD LIBOR + 0.32%, 2.45%, 2/26/2020 (a)	7,981,000	7,991,774
CPPIB Capital, Inc.:
3 Month USD LIBOR + 0.01%, 2.11%, 12/27/2019 (a) (b)	3,970,000	3,970,079
3 Month USD LIBOR + 0.03%, 2.35%, 10/16/2020 (a) (b)	6,450,000	6,449,549
European Bank for Reconstruction & Development:
Series GMTN, 3 Month USD LIBOR + 0.00%, 2.16%, 3/23/2020 (a)	2,810,000	2,810,169
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.13%, 11/19/2020 (a)	2,980,000	2,979,493
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.19%, 5/11/2022 (a)	9,982,000	9,976,410
Series GMTN, 3 Month USD LIBOR + 0.11%, 2.45%, 1/10/2020 (a)	10,155,000	10,158,148
European Investment Bank:
3 Month USD LIBOR + 0.10%, 2.36%, 1/27/2020 (a) (b)	11,070,000	11,074,760
3 Month USD LIBOR + 0.10%, 2.40%, 1/19/2023 (a) (b)	11,860,000	11,877,434
3 Month USD LIBOR + 0.11%, 2.24%, 3/24/2021 (a) (b)	490,000	490,715
Export Development Canada:
3 Month USD LIBOR - 0.04%, 2.26%, 10/18/2019 (a) (b)	6,900,000	6,900,828
3 Month USD LIBOR + 0.13%, 2.28%, 11/23/2020 (a) (b)	3,445,000	3,449,065
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.32%, 2.46%, 3/2/2020 (a) (b)	$2,780,000	$2,783,670
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 2.74%, 10/21/2019 (a)	6,450,000	6,451,419
3 Month USD LIBOR + 0.53%, 2.63%, 6/25/2022 (a)	5,000,000	5,009,500
3 Month USD LIBOR + 0.58%, 2.71%, 6/1/2021 (a)	2,477,000	2,482,970
3 Month USD LIBOR + 0.78%, 2.91%, 6/1/2023 (a)	6,000,000	6,059,460
3 Month USD LIBOR + 0.93%, 3.18%, 11/1/2022 (a)	4,525,000	4,586,042
Series 5FRN, 3 Month USD LIBOR + 0.88%, 3.15%, 1/25/2022 (a)	3,300,000	3,332,175
Inter-American Development Bank:
3 Month USD LIBOR + 0.03%, 2.15%, 3/15/2022 (a)	6,000,000	5,995,800
3 Month USD LIBOR + 0.32%, 2.62%, 4/15/2020 (a)	5,375,000	5,384,406
Series GDIF, 3 Month USD LIBOR + 0.00%, 2.30%, 1/15/2022 (a)	18,610,000	18,590,832
Series GDP, 3 Month USD LIBOR + 0.00%, 2.30%, 10/15/2019 (a) (c)	5,118,000	5,118,665
Series GMTN, 3 Month USD LIBOR - 0.02%, 2.26%, 10/25/2021 (a)	6,090,000	6,082,327
Series GMTN, 3 Month USD LIBOR + 0.00%, 2.04%, 10/9/2020 (a)	10,805,000	10,798,841
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.31%, 7/15/2020 (a)	8,393,000	8,393,252
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.37%, 7/15/2022 (a) (c)	13,350,000	13,353,204
Series GMTN, 3 Month USD LIBOR + 0.20%, 2.50%, 7/15/2021 (a)	19,199,000	19,253,717
Series GMTN, 3 Month USD LIBOR + 0.22%, 2.52%, 10/15/2020 (a)	9,065,000	9,083,583
International Bank for Reconstruction & Development:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GDIF, 3 Month USD LIBOR + 0.10%, 2.40%, 10/13/2020 (a)	$10,198,000	$10,207,688
Series GDIF, 3 Month USD LIBOR + 0.28%, 2.46%, 2/11/2021 (a)	12,081,000	12,122,921
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.13%, 12/15/2020 (a)	16,330,000	16,328,694
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.19%, 12/15/2022 (a)	12,535,000	12,544,276
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.30%, 12/15/2021 (a)	11,305,000	11,343,663
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 2.67%, 7/21/2020 (a)	1,990,000	1,995,174
3 Month USD LIBOR + 0.48%, 2.62%, 6/1/2020 (a)	3,230,000	3,238,689
3 Month USD LIBOR + 0.57%, 2.70%, 2/24/2020 (a)	11,190,000	11,210,813
Kommunalbanken A/S:
3 Month USD LIBOR + 0.04%, 2.17%, 3/12/2021 (a) (b)	14,630,000	14,631,024
3 Month USD LIBOR + 0.04%, 2.34%, 4/15/2021 (a) (b)	3,000,000	2,998,290
3 Month USD LIBOR + 0.07%, 2.21%, 3/17/2020 (a) (b)	21,046,000	21,051,893
3 Month USD LIBOR + 0.13%, 2.23%, 9/8/2021 (a) (b)	4,830,000	4,832,415
3 Month USD LIBOR + 0.33%, 2.45%, 6/16/2020 (a) (b)	12,838,000	12,864,446
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 2.58%, 2/27/2020 (a)	2,030,000	2,030,650
3 Month USD LIBOR + 0.48%, 2.57%, 10/1/2022 (a)	4,500,000	4,506,750
3 Month USD LIBOR + 0.55%, 2.67%, 3/12/2021 (a)	2,730,000	2,735,078
3 Month USD LIBOR + 0.68%, 2.84%, 9/19/2020 (a)	5,510,000	5,525,318
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.71%, 2.84%, 2/27/2022 (a)	$5,060,000	$5,092,232
3 Month USD LIBOR + 0.73%, 3.03%, 7/6/2022 (a)	2,995,000	3,014,557
Korea Expressway Corp. 3 Month USD LIBOR + 0.70%, 2.98%, 4/20/2020 (a) (b)	1,600,000	1,603,056
Korea National Oil Corp. 3 Month USD LIBOR + 0.60%, 2.70%, 3/27/2020 (a) (b)	1,500,000	1,501,815
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.04%, 2.38%, 1/12/2022 (a) (b)	13,119,000	13,116,245
3 Month USD LIBOR + 0.25%, 2.39%, 6/3/2021 (a) (b)	5,725,000	5,743,950
3 Month USD LIBOR + 0.35%, 2.47%, 2/19/2021 (a) (b)	1,780,000	1,787,547
Municipality Finance PLC:
3 Month USD LIBOR + 0.01%, 2.28%, 10/26/2020 (a) (b)	6,940,000	6,938,959
3 Month USD LIBOR + 0.05%, 2.17%, 2/17/2021 (a) (b)	2,980,000	2,980,775
3 Month USD LIBOR + 0.17%, 2.38%, 2/7/2020 (a) (b)	11,580,000	11,588,106
Oesterreichische Kontrollbank AG 3 Month USD LIBOR + 0.16%, 2.45%, 11/4/2019 (a)	5,510,000	5,512,094
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 2.29%, 9/21/2020 (a)	10,304,000	10,312,552
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $484,626,058)		484,707,452
Shares
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	55,686,855	55,692,424

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (f) (g)	15,482,443	$15,482,443
TOTAL SHORT-TERM INVESTMENTS (Cost $71,173,342)		71,174,867
TOTAL INVESTMENTS — 100.4% (Cost $3,832,868,473)		3,834,627,485
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(14,332,866)
NET ASSETS — 100.0%		$3,820,294,619
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.3% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

FRN	Floating Rate Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,278,745,166	$—	$3,278,745,166
Foreign Government Obligations	—	484,707,452	—	484,707,452
Short-Term Investments	71,174,867	—	—	71,174,867
TOTAL INVESTMENTS	$71,174,867	$3,763,452,618	$—	$3,834,627,485
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$126,678,654	$70,988,331	$576	$1,525	55,686,855	$55,692,424	$86,729
State Street Institutional U.S. Government Money Market Fund, Class G Shares	34,997,620	34,997,620	89,433,947	124,431,567	—	—	—	—	33,844
State Street Navigator Securities Lending Portfolio III	3,598,183	3,598,183	56,221,135	44,336,875	—	—	15,482,443	15,482,443	6,949
Total		$38,595,803	$272,333,736	$239,756,773	$576	$1,525		$71,174,867	$127,522
See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$100,000	$102,624
4.00%, 3/15/2022	11,000	11,374
4.20%, 4/15/2024	13,000	13,921
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	75,000	77,730
WPP Finance 2010:
3.63%, 9/7/2022	19,000	19,587
3.75%, 9/19/2024	50,000	51,913
		277,149
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
2.30%, 8/1/2021	15,000	15,065
2.60%, 10/30/2025 (a)	43,000	43,707
2.80%, 3/1/2027	38,000	38,834
2.95%, 2/1/2030	25,000	25,763
3.10%, 5/1/2026	15,000	15,708
3.25%, 2/1/2035	25,000	25,970
3.50%, 3/1/2039	25,000	26,240
3.75%, 2/1/2050	25,000	27,046
3.85%, 11/1/2048	5,000	5,445
3.90%, 5/1/2049	15,000	16,484
5.88%, 2/15/2040	79,000	106,995
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	50,000	56,753
General Dynamics Corp.:
2.13%, 8/15/2026	50,000	49,872
2.25%, 11/15/2022	22,000	22,203
2.63%, 11/15/2027 (a)	37,000	37,972
Harris Corp. 5.05%, 4/27/2045	38,000	47,639
L3Harris Technologies, Inc.:
3.85%, 6/15/2023 (b)	8,000	8,425
3.85%, 12/15/2026 (b)	19,000	20,411
Lockheed Martin Corp.:
3.35%, 9/15/2021	43,000	44,060
3.80%, 3/1/2045	125,000	139,305
4.07%, 12/15/2042	16,000	18,430
Northrop Grumman Corp.:
2.93%, 1/15/2025	115,000	118,511
3.20%, 2/1/2027	115,000	120,208
Raytheon Co.:
2.50%, 12/15/2022	100,000	101,209
3.13%, 10/15/2020	11,000	11,132
4.88%, 10/15/2040	4,000	5,055
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	120,336
United Technologies Corp.:
2.65%, 11/1/2026	100,000	102,669
2.80%, 5/4/2024	16,000	16,467
Security Description	Principal Amount	Value
3.10%, 6/1/2022	$4,000	$4,116
4.15%, 5/15/2045	158,000	181,651
4.63%, 11/16/2048	39,000	48,623
5.70%, 4/15/2040	8,000	10,691
6.13%, 7/15/2038	80,000	110,790
		1,743,785
AGRICULTURE — 1.3%
Altria Group, Inc.:
3.88%, 9/16/2046	50,000	45,877
4.00%, 1/31/2024	78,000	82,195
4.50%, 5/2/2043	5,000	4,987
4.80%, 2/14/2029	20,000	21,858
5.38%, 1/31/2044	16,000	17,801
5.80%, 2/14/2039	35,000	40,540
5.95%, 2/14/2049	20,000	23,502
6.20%, 2/14/2059	105,000	122,871
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	88,000	88,949
4.02%, 4/16/2043	19,000	21,878
BAT Capital Corp.:
3.56%, 8/15/2027	135,000	135,935
4.76%, 9/6/2049	25,000	24,586
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	22,000	22,632
4.35%, 3/15/2024	18,000	18,920
Philip Morris International, Inc.:
2.75%, 2/25/2026	40,000	40,665
2.90%, 11/15/2021	88,000	89,388
3.88%, 8/21/2042	3,000	3,089
4.25%, 11/10/2044	25,000	27,297
4.88%, 11/15/2043	75,000	88,233
Reynolds American, Inc.:
4.45%, 6/12/2025	170,000	181,186
5.85%, 8/15/2045	59,000	65,256
		1,167,645
AIRLINES — 0.3%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	8,443	8,841
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	13,647	14,136
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	20,000	20,523
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	18,089	19,066
Delta Air Lines, Inc. 2.60%, 12/4/2020	100,000	100,195

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	$38,680	$40,312
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	10,000	10,862
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	15,000	15,062
		228,997
APPAREL — 0.0% (c)
Tapestry, Inc. 3.00%, 7/15/2022	25,000	25,238
VF Corp. 6.45%, 11/1/2037	5,000	7,126
		32,364
AUTO MANUFACTURERS — 1.9%
American Honda Finance Corp.:
Series GMTN, 2.65%, 2/12/2021	29,000	29,278
Series GMTN, 3.55%, 1/12/2024	50,000	52,929
Series MTN, 2.40%, 6/27/2024	25,000	25,236
Series MTN, 3.38%, 12/10/2021	50,000	51,425
Daimler Finance North America LLC 8.50%, 1/18/2031 (a)	21,000	31,264
Ford Motor Co. 7.45%, 7/16/2031	150,000	172,009
Ford Motor Credit Co. LLC 3.34%, 3/18/2021	300,000	301,362
General Motors Co.:
4.88%, 10/2/2023	50,000	53,518
5.00%, 10/1/2028	25,000	26,517
5.40%, 4/1/2048	80,000	80,458
6.60%, 4/1/2036	150,000	172,675
General Motors Financial Co., Inc.:
3.50%, 11/7/2024	50,000	50,551
3.70%, 11/24/2020	11,000	11,137
3.70%, 5/9/2023	67,000	68,609
4.00%, 1/15/2025	10,000	10,265
4.20%, 3/1/2021	125,000	127,709
4.20%, 11/6/2021	30,000	30,938
4.35%, 4/9/2025	20,000	20,845
5.10%, 1/17/2024	25,000	26,881
PACCAR Financial Corp.:
3.15%, 8/9/2021	25,000	25,483
Series MTN, 2.15%, 8/15/2024	25,000	24,978
Toyota Motor Corp. 2.16%, 7/2/2022	15,000	15,100
Toyota Motor Credit Corp.:
3.65%, 1/8/2029	25,000	27,683
Series GMTN, 2.70%, 1/11/2023	25,000	25,619
Security Description	Principal Amount	Value
Series GMTN, 3.45%, 9/20/2023	$160,000	$169,078
Series MTN, 2.65%, 4/12/2022	25,000	25,445
Series MTN, 2.75%, 5/17/2021	15,000	15,199
		1,672,191
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC 4.25%, 1/15/2026	38,000	40,412
BorgWarner, Inc. 4.38%, 3/15/2045	19,000	19,509
Lear Corp. 4.25%, 5/15/2029 (a)	50,000	51,467
Magna International, Inc. 4.15%, 10/1/2025	38,000	41,026
		152,414
BANKS — 20.2%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.25%, 11/9/2020	50,000	50,138
Series MTN, 2.63%, 11/9/2022	50,000	50,861
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	50,000	50,340
Banco Santander SA:
2.71%, 6/27/2024	200,000	202,066
3.50%, 4/11/2022	75,000	76,984
Bank of America Corp.:
6.11%, 1/29/2037	25,000	32,711
7.75%, 5/14/2038	200,000	304,754
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	32,000	32,662
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (a) (d)	50,000	55,910
Series GMTN, 3.50%, 4/19/2026	100,000	106,090
Series MTN, 2.50%, 10/21/2022	150,000	151,024
Series MTN, 4.00%, 4/1/2024	11,000	11,790
Series MTN, 4.00%, 1/22/2025	102,000	108,341
Series MTN, 4.20%, 8/26/2024	100,000	107,281
Series MTN, 5.00%, 1/21/2044	16,000	20,256
Series MTN, 5.88%, 2/7/2042	100,000	138,644
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	409,000	417,131
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	200,000	208,478
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	25,000	27,135
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	50,000	58,874
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (a) (d)	25,000	29,720
Bank of Montreal:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.90%, 8/27/2021	$21,000	$20,966
Series MTN, 2.50%, 6/28/2024	15,000	15,153
Series MTN, 2.90%, 3/26/2022	30,000	30,560
Bank of New York Mellon Corp.:
Series MTN, 2.45%, 8/17/2026	100,000	100,517
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	310,000	328,656
Bank of Nova Scotia:
2.70%, 8/3/2026 (a)	25,000	25,355
3.40%, 2/11/2024 (a)	100,000	104,599
Barclays PLC:
3.25%, 1/12/2021	200,000	201,596
3.65%, 3/16/2025	8,000	8,198
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	300,000	311,286
BB&T Corp.:
Series MTN, 2.50%, 8/1/2024	50,000	50,405
Series MTN, 2.75%, 4/1/2022	10,000	10,146
Series MTN, 3.05%, 6/20/2022 (a)	150,000	153,495
Series MTN, 3.75%, 12/6/2023	100,000	105,831
BBVA USA Series BKNT, 2.88%, 6/29/2022	65,000	65,763
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	111,000	115,117
BPCE SA Series MTN, 3.38%, 12/2/2026	100,000	104,712
Canadian Imperial Bank of Commerce:
3.10%, 4/2/2024	25,000	25,762
Series BKNT, 3.50%, 9/13/2023 (a)	75,000	78,900
Citibank NA Series BKNT, 3.40%, 7/23/2021	100,000	102,353
Citigroup, Inc.:
2.35%, 8/2/2021 (a)	70,000	70,294
2.75%, 4/25/2022	80,000	81,151
3.20%, 10/21/2026	50,000	51,709
3.88%, 3/26/2025	23,000	24,179
4.13%, 7/25/2028	50,000	53,610
4.45%, 9/29/2027	50,000	54,532
4.50%, 1/14/2022	19,000	19,980
4.60%, 3/9/2026	150,000	163,659
6.68%, 9/13/2043	100,000	144,442
8.13%, 7/15/2039	100,000	163,724
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (d)	150,000	158,487
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	77,000	81,453
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (a) (d)	25,000	29,361
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	190,000	199,101
Citizens Financial Group, Inc. 2.85%, 7/27/2026	100,000	100,990
Security Description	Principal Amount	Value
Comerica, Inc. 4.00%, 2/1/2029	$25,000	$27,519
Cooperatieve Rabobank UA:
3.13%, 4/26/2021	250,000	254,012
3.88%, 2/8/2022	90,000	93,725
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	138,000	168,826
Deutsche Bank AG:
3.15%, 1/22/2021	100,000	99,791
3.70%, 5/30/2024	100,000	99,856
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	20,462
Fifth Third Bancorp:
3.65%, 1/25/2024	100,000	105,375
4.30%, 1/16/2024	18,000	19,310
Fifth Third Bank Series BKNT, 3.85%, 3/15/2026	65,000	69,294
First Horizon National Corp. 3.50%, 12/15/2020	8,000	8,101
First Republic Bank Series BKNT, 4.63%, 2/13/2047	10,000	11,430
Goldman Sachs Group, Inc.:
2.63%, 4/25/2021	14,000	14,081
3.00%, 4/26/2022	390,000	394,224
3.50%, 11/16/2026	100,000	103,987
3.63%, 1/22/2023	3,000	3,122
3.63%, 2/20/2024	15,000	15,722
3.85%, 1/26/2027	105,000	111,274
4.75%, 10/21/2045	50,000	59,963
5.25%, 7/27/2021	128,000	134,900
6.45%, 5/1/2036	100,000	129,666
6.75%, 10/1/2037	90,000	121,349
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	13,000	14,177
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	200,000	225,064
HSBC Bank USA NA Series BKNT, 5.88%, 11/1/2034	250,000	321,440
HSBC Holdings PLC:
2.95%, 5/25/2021	200,000	201,996
3.90%, 5/25/2026	100,000	105,880
4.00%, 3/30/2022	11,000	11,464
4.88%, 1/14/2022	200,000	211,570
6.50%, 5/2/2036	100,000	132,932
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	25,000	25,224
3.15%, 3/14/2021	9,000	9,119
ING Groep NV:
3.15%, 3/29/2022	50,000	51,119
3.95%, 3/29/2027	30,000	32,297
Intesa Sanpaolo SpA 5.25%, 1/12/2024 (a)	72,000	77,781
JPMorgan Chase & Co.:
2.40%, 6/7/2021	100,000	100,531
2.55%, 10/29/2020	119,000	119,613

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 1/25/2023	$28,000	$28,914
3.20%, 6/15/2026	16,000	16,611
3.25%, 9/23/2022	150,000	155,041
3.38%, 5/1/2023	16,000	16,556
3.63%, 12/1/2027	200,000	210,466
4.25%, 10/15/2020	22,000	22,504
4.35%, 8/15/2021	100,000	104,074
4.50%, 1/24/2022	19,000	20,029
6.40%, 5/15/2038	50,000	71,078
7.63%, 10/15/2026	150,000	194,950
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	80,000	81,890
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	130,000	135,500
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	25,000	26,781
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	2,000	2,261
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	178,000	187,596
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	210,000	234,541
SOFR + 1.51%, 2.74%, 10/15/2030 (d)	50,000	49,733
SOFR + 1.16%, 2.30%, 10/15/2025 (d)	75,000	74,776
KeyCorp.:
Series MTN, 2.55%, 10/1/2029	50,000	49,007
Series MTN, 4.15%, 10/29/2025	65,000	70,966
Lloyds Bank PLC 6.38%, 1/21/2021	122,000	128,420
Lloyds Banking Group PLC:
3.10%, 7/6/2021	76,000	76,995
4.38%, 3/22/2028	200,000	216,660
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	30,000	30,192
Mitsubishi UFJ Financial Group, Inc.:
2.76%, 9/13/2026	210,000	211,709
2.95%, 3/1/2021	222,000	224,113
3.46%, 3/2/2023	25,000	25,907
3.68%, 2/22/2027 (a)	50,000	53,485
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	75,000	76,054
3.17%, 9/11/2027	100,000	103,680
Morgan Stanley:
4.38%, 1/22/2047	75,000	88,054
5.00%, 11/24/2025	150,000	168,286
6.38%, 7/24/2042	8,000	11,600
Series F, 3.88%, 4/29/2024	14,000	14,902
Series GMTN, 3.13%, 1/23/2023	75,000	76,925
Series GMTN, 3.70%, 10/23/2024	101,000	106,881
Series GMTN, 3.88%, 1/27/2026	270,000	289,648
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	$50,000	$56,166
Series MTN, 3.13%, 7/27/2026	250,000	257,670
Series MTN, 6.25%, 8/9/2026	73,000	88,548
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	15,000	15,175
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	11,320
National Australia Bank, Ltd. Series GMTN, 2.50%, 5/22/2022	25,000	25,284
Northern Trust Corp.:
2.38%, 8/2/2022	25,000	25,261
3.38%, 8/23/2021	21,000	21,531
PNC Bank NA Series MTN, 3.25%, 6/1/2025	250,000	261,845
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	16,000	16,849
3.30%, 3/8/2022	25,000	25,701
3.45%, 4/23/2029	15,000	16,009
3.90%, 4/29/2024	10,000	10,696
Regions Financial Corp. 2.75%, 8/14/2022	150,000	152,013
Royal Bank of Canada:
Series GMTN, 2.55%, 7/16/2024	50,000	50,677
Series GMTN, 2.80%, 4/29/2022	25,000	25,468
Series GMTN, 3.70%, 10/5/2023	100,000	105,835
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	40,000	41,290
4.80%, 4/5/2026	25,000	27,349
5.13%, 5/28/2024	5,000	5,327
6.00%, 12/19/2023	5,000	5,489
6.10%, 6/10/2023	5,000	5,452
6.13%, 12/15/2022	60,000	64,917
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (d)	200,000	214,302
Santander Holdings USA, Inc.:
3.70%, 3/28/2022	138,000	141,719
3.50%, 6/7/2024	15,000	15,386
Santander UK Group Holdings PLC:
3.13%, 1/8/2021	100,000	100,727
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (d)	75,000	76,099
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021	75,000	75,550
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	95,000	94,708
2.63%, 7/14/2026	38,000	38,052
2.78%, 7/12/2022	65,000	65,901
2.93%, 3/9/2021	65,000	65,612
3.20%, 9/17/2029	50,000	50,679
3.36%, 7/12/2027 (a)	100,000	105,127
3.45%, 1/11/2027	50,000	52,756
4.31%, 10/16/2028 (a)	25,000	28,258
SunTrust Bank:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.45%, 8/1/2022	$27,000	$27,238
Series BKNT, 2.80%, 5/17/2022	15,000	15,254
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (d)	20,000	20,248
Series BNKT, 3.20%, 4/1/2024	100,000	103,920
Svenska Handelsbanken AB Series GMTN, 2.40%, 10/1/2020	125,000	125,522
Toronto-Dominion Bank:
Series GMTN, 3.25%, 3/11/2024 (a)	50,000	52,230
Series MTN, 2.65%, 6/12/2024	15,000	15,290
US Bancorp:
2.40%, 7/30/2024	100,000	101,273
Series DMTN, 3.00%, 7/30/2029	100,000	103,075
Series MTN, 3.60%, 9/11/2024	100,000	106,339
Series MTN, 3.95%, 11/17/2025	50,000	55,015
Series V, 2.63%, 1/24/2022	8,000	8,108
Wells Fargo & Co.:
2.10%, 7/26/2021	294,000	293,771
3.00%, 10/23/2026	125,000	128,171
3.07%, 1/24/2023	100,000	101,807
Series MTN, 2.55%, 12/7/2020	124,000	124,662
Series MTN, 3.55%, 9/29/2025	100,000	105,748
Series MTN, 3.75%, 1/24/2024	100,000	105,703
Series MTN, 4.15%, 1/24/2029 (a)	200,000	221,846
Series MTN, 4.60%, 4/1/2021	30,000	31,110
Series MTN, 4.65%, 11/4/2044	106,000	122,369
Series MTN, 4.75%, 12/7/2046	75,000	88,375
Westpac Banking Corp.:
2.10%, 5/13/2021	12,000	12,009
2.60%, 11/23/2020	25,000	25,166
2.85%, 5/13/2026	160,000	165,314
3.30%, 2/26/2024	25,000	26,203
3.65%, 5/15/2023	12,000	12,643
		17,699,370
BEVERAGES — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	120,000	128,623
4.90%, 2/1/2046	150,000	178,966
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	87,000	90,359
4.63%, 2/1/2044	200,000	227,692
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	8,000	8,253
4.00%, 4/13/2028	55,000	60,646
4.44%, 10/6/2048	9,000	10,167
4.60%, 4/15/2048	225,000	258,878
4.75%, 1/23/2029	65,000	75,607
8.00%, 11/15/2039	3,000	4,718
Security Description	Principal Amount	Value
8.20%, 1/15/2039	$50,000	$79,681
Coca-Cola Co.:
1.55%, 9/1/2021	50,000	49,766
2.88%, 10/27/2025	196,000	205,010
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	25,000	31,673
Constellation Brands, Inc.:
3.60%, 2/15/2028	25,000	26,402
4.50%, 5/9/2047	100,000	112,882
4.65%, 11/15/2028 (a)	15,000	17,075
Diageo Capital PLC 2.63%, 4/29/2023	11,000	11,201
Diageo Investment Corp. 2.88%, 5/11/2022	38,000	38,848
Keurig Dr Pepper, Inc.:
3.55%, 5/25/2021	100,000	102,147
4.42%, 5/25/2025	50,000	54,424
7.45%, 5/1/2038	6,000	8,220
Molson Coors Brewing Co.:
3.00%, 7/15/2026	55,000	55,541
4.20%, 7/15/2046	25,000	25,245
PepsiCo, Inc.:
1.70%, 10/6/2021	18,000	17,941
2.00%, 4/15/2021	250,000	250,460
2.15%, 10/14/2020	11,000	11,018
2.63%, 7/29/2029	25,000	25,637
3.13%, 11/1/2020	11,000	11,142
3.38%, 7/29/2049	20,000	21,308
3.45%, 10/6/2046	15,000	16,119
3.60%, 3/1/2024	8,000	8,524
4.60%, 7/17/2045	8,000	10,022
		2,234,195
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
3.63%, 5/15/2022	100,000	103,408
3.63%, 5/22/2024	45,000	47,645
4.10%, 6/15/2021	150,000	154,253
4.66%, 6/15/2051	100,000	116,472
Baxalta, Inc.:
4.00%, 6/23/2025	71,000	76,465
5.25%, 6/23/2045	50,000	64,633
Biogen, Inc.:
3.63%, 9/15/2022	130,000	135,097
5.20%, 9/15/2045	3,000	3,550
Celgene Corp.:
2.88%, 8/15/2020	8,000	8,042
3.55%, 8/15/2022	68,000	70,604
3.63%, 5/15/2024	82,000	86,381
4.63%, 5/15/2044	88,000	104,659
Gilead Sciences, Inc.:
3.25%, 9/1/2022	75,000	77,563
4.00%, 9/1/2036	12,000	13,385
4.50%, 2/1/2045	16,000	18,488

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 12/1/2041	$250,000	$327,262
		1,407,907
BUILDING MATERIALS — 0.3%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	15,000	15,860
Johnson Controls International PLC:
4.63%, 7/2/2044	11,000	12,020
3.63%, 7/2/2024 (a) (e)	8,000	8,364
Martin Marietta Materials, Inc. 4.25%, 12/15/2047 (a)	35,000	35,339
Masco Corp. 4.38%, 4/1/2026	76,000	81,468
Owens Corning 3.40%, 8/15/2026	55,000	55,107
Vulcan Materials Co. 4.70%, 3/1/2048	25,000	27,380
		235,538
CHEMICALS — 1.7%
Celanese US Holdings LLC 3.50%, 5/8/2024	20,000	20,750
Dow Chemical Co.:
3.63%, 5/15/2026 (b)	5,000	5,221
4.13%, 11/15/2021	150,000	155,394
4.25%, 10/1/2034	15,000	15,895
4.80%, 5/15/2049 (b)	10,000	11,038
5.25%, 11/15/2041	50,000	57,062
DowDuPont, Inc.:
3.77%, 11/15/2020	101,000	102,788
4.73%, 11/15/2028	15,000	17,137
5.32%, 11/15/2038	50,000	61,130
5.42%, 11/15/2048	10,000	12,662
Eastman Chemical Co. 3.60%, 8/15/2022	50,000	51,650
Ecolab, Inc.:
3.25%, 12/1/2027	85,000	90,441
4.35%, 12/8/2021	9,000	9,432
5.50%, 12/8/2041	3,000	4,018
FMC Corp.:
3.45%, 10/1/2029	15,000	15,248
4.50%, 10/1/2049	15,000	15,697
Huntsman International LLC 4.50%, 5/1/2029	5,000	5,255
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	17,112
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	23,270
5.25%, 7/15/2043	120,000	136,676
Methanex Corp. 4.25%, 12/1/2024	19,000	19,171
Mosaic Co.:
4.05%, 11/15/2027 (a)	50,000	52,003
4.88%, 11/15/2041	5,000	4,986
Security Description	Principal Amount	Value
Nutrien, Ltd.:
3.38%, 3/15/2025	$100,000	$103,485
4.90%, 6/1/2043	25,000	27,788
PPG Industries, Inc.:
2.80%, 8/15/2029	25,000	25,020
3.60%, 11/15/2020	19,000	19,306
Praxair, Inc.:
2.65%, 2/5/2025	44,000	45,194
4.05%, 3/15/2021	50,000	51,483
RPM International, Inc.:
3.45%, 11/15/2022	11,000	11,260
4.55%, 3/1/2029	15,000	16,258
SASOL Financing USA LLC 5.88%, 3/27/2024	50,000	53,909
Sherwin-Williams Co.:
2.75%, 6/1/2022	95,000	96,305
3.45%, 8/1/2025	12,000	12,519
3.80%, 8/15/2049	25,000	25,365
Westlake Chemical Corp.:
3.60%, 8/15/2026	25,000	25,799
5.00%, 8/15/2046	75,000	80,503
		1,498,230
COMMERCIAL SERVICES — 0.6%
Block Financial LLC 4.13%, 10/1/2020	38,000	38,600
Equifax, Inc. 3.30%, 12/15/2022	22,000	22,578
Georgetown University Series B, 4.32%, 4/1/2049	100,000	124,473
Global Payments, Inc. 2.65%, 2/15/2025	25,000	25,074
IHS Markit, Ltd. 4.25%, 5/1/2029	40,000	43,020
Moody's Corp. 4.88%, 12/17/2048	25,000	30,874
PayPal Holdings, Inc.:
2.20%, 9/26/2022	10,000	10,039
2.40%, 10/1/2024	20,000	20,118
2.85%, 10/1/2029	15,000	15,112
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	31,070
S&P Global, Inc. 4.40%, 2/15/2026	61,000	68,130
Total System Services, Inc. 4.00%, 6/1/2023	50,000	52,450
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	27,544
Verisk Analytics, Inc.:
4.00%, 6/15/2025	16,000	17,227
4.13%, 3/15/2029	30,000	33,048
		559,357
COMPUTERS — 2.6%
Apple, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.70%, 9/11/2022 (a)	$15,000	$14,994
1.80%, 9/11/2024 (a)	25,000	24,883
2.20%, 9/11/2029	25,000	24,596
2.70%, 5/13/2022	430,000	439,598
2.95%, 9/11/2049	15,000	14,718
3.00%, 2/9/2024	100,000	104,190
3.00%, 6/20/2027	90,000	94,553
3.20%, 5/11/2027	50,000	53,010
3.75%, 11/13/2047	100,000	111,861
3.85%, 5/4/2043	100,000	112,117
4.25%, 2/9/2047	75,000	89,402
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (a) (b)	50,000	52,314
4.42%, 6/15/2021 (b)	150,000	154,729
6.02%, 6/15/2026 (b)	75,000	84,390
8.10%, 7/15/2036 (b)	25,000	31,863
8.35%, 7/15/2046 (b)	25,000	33,005
DXC Technology Co. 4.75%, 4/15/2027	50,000	52,261
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	150,000	177,796
HP, Inc. 3.75%, 12/1/2020	18,000	18,301
International Business Machines Corp.:
2.80%, 5/13/2021	150,000	151,993
3.00%, 5/15/2024	150,000	155,292
3.50%, 5/15/2029	100,000	107,400
3.63%, 2/12/2024	12,000	12,715
4.25%, 5/15/2049	100,000	115,347
6.22%, 8/1/2027	11,000	13,787
		2,245,115
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	22,000	22,284
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	19,000	20,459
6.00%, 5/15/2037	11,000	15,102
Procter & Gamble Co. 2.30%, 2/6/2022 (a)	98,000	99,333
Unilever Capital Corp. 5.90%, 11/15/2032	113,000	154,101
		311,279
DISTRIBUTION & WHOLESALE — 0.0% (c)
WW Grainger, Inc. 4.60%, 6/15/2045	19,000	22,276
DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	150,000	149,884
Security Description	Principal Amount	Value
4.63%, 7/1/2022 (a)	$150,000	$158,260
Air Lease Corp.:
2.63%, 7/1/2022	30,000	30,143
3.00%, 9/15/2023	43,000	43,654
3.25%, 3/1/2025	25,000	25,429
3.50%, 1/15/2022	15,000	15,399
3.88%, 4/1/2021	5,000	5,106
4.25%, 9/15/2024	27,000	28,768
Aircastle, Ltd.:
4.25%, 6/15/2026	15,000	15,392
4.40%, 9/25/2023	25,000	26,279
5.50%, 2/15/2022	16,000	17,017
American Express Co.:
2.20%, 10/30/2020	211,000	211,266
2.75%, 5/20/2022	50,000	50,780
3.40%, 2/27/2023	50,000	51,931
4.20%, 11/6/2025	70,000	77,031
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	20,458
4.00%, 10/15/2023	27,000	28,829
BGC Partners, Inc. 5.38%, 7/24/2023	5,000	5,331
BlackRock, Inc.:
3.20%, 3/15/2027	38,000	40,219
3.50%, 3/18/2024	19,000	20,271
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	23,357
Brookfield Finance, Inc. 4.00%, 4/1/2024	38,000	40,360
Capital One Financial Corp.:
3.20%, 2/5/2025	100,000	102,804
3.45%, 4/30/2021	200,000	203,708
3.90%, 1/29/2024	85,000	89,766
4.75%, 7/15/2021	3,000	3,132
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	11,371
3.25%, 5/22/2029	15,000	15,803
3.55%, 2/1/2024	15,000	15,875
CME Group, Inc.:
3.00%, 3/15/2025	90,000	94,216
5.30%, 9/15/2043	11,000	14,942
Discover Financial Services 4.50%, 1/30/2026	100,000	108,686
E*TRADE Financial Corp. 2.95%, 8/24/2022	2,000	2,033
GE Capital International Funding Co.:
2.34%, 11/15/2020	200,000	199,502
4.42%, 11/15/2035	25,000	26,225
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	8,000	8,360
3.75%, 9/21/2028	12,000	13,165
4.00%, 10/15/2023	19,000	20,297
4.25%, 9/21/2048	55,000	65,517
Janus Capital Group, Inc. 4.88%, 8/1/2025	4,000	4,353

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Group LLC:
5.13%, 1/20/2023	$8,000	$8,592
6.50%, 1/20/2043	3,000	3,453
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	49,953
4.85%, 1/15/2027	25,000	26,466
Lazard Group LLC 4.50%, 9/19/2028	15,000	16,329
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	49,298
5.63%, 1/15/2044	8,000	9,049
Mastercard, Inc. 3.95%, 2/26/2048	60,000	70,718
Nasdaq, Inc. 3.85%, 6/30/2026	3,000	3,214
National Rural Utilities Cooperative Finance Corp. 4.40%, 11/1/2048	40,000	48,678
ORIX Corp.:
2.90%, 7/18/2022	30,000	30,459
3.25%, 12/4/2024	50,000	51,780
3.70%, 7/18/2027	25,000	26,653
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	39,805
4.95%, 7/15/2046	100,000	119,247
Stifel Financial Corp. 4.25%, 7/18/2024	25,000	26,291
Synchrony Financial:
3.95%, 12/1/2027	125,000	127,987
4.25%, 8/15/2024	19,000	20,041
5.15%, 3/19/2029	50,000	55,450
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029	10,000	10,047
3.75%, 4/1/2024	25,000	26,559
Visa, Inc.:
2.20%, 12/14/2020	100,000	100,341
2.80%, 12/14/2022	113,000	116,300
3.15%, 12/14/2025	88,000	93,804
Western Union Co. 4.25%, 6/9/2023	50,000	52,643
		3,268,076
ELECTRIC — 6.7%
AEP Transmission Co. LLC:
3.15%, 9/15/2049	20,000	19,839
3.80%, 6/15/2049	25,000	27,555
4.25%, 9/15/2048	20,000	23,419
Alabama Power Co.:
3.45%, 10/1/2049	25,000	25,868
4.15%, 8/15/2044	3,000	3,405
Series A, 4.30%, 7/15/2048	150,000	175,933
Ameren Corp.:
2.50%, 9/15/2024	25,000	25,144
3.65%, 2/15/2026	50,000	52,588
Security Description	Principal Amount	Value
Ameren Illinois Co. 4.30%, 7/1/2044	$16,000	$18,379
American Electric Power Co., Inc.:
2.15%, 11/13/2020	60,000	60,020
Series I, 3.65%, 12/1/2021	15,000	15,471
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	116,891
Atlantic City Electric Co. 4.00%, 10/15/2028	25,000	28,007
Avangrid, Inc. 3.80%, 6/1/2029	25,000	26,865
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	35,000	34,759
4.25%, 9/15/2048	49,000	57,226
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	20,121
5.95%, 5/15/2037	72,000	98,636
6.13%, 4/1/2036	8,000	11,072
Black Hills Corp.:
3.88%, 10/15/2049	25,000	25,366
4.35%, 5/1/2033	10,000	11,311
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022 (a)	3,000	3,012
3.95%, 3/1/2048	15,000	17,093
4.50%, 4/1/2044	41,000	49,764
Series AC, 4.25%, 2/1/2049	15,000	17,959
CenterPoint Energy, Inc. 2.50%, 9/1/2024	25,000	24,993
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	25,000	25,771
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	11,000	13,972
Commonwealth Edison Co.:
2.55%, 6/15/2026	12,000	12,172
3.70%, 8/15/2028	10,000	10,964
4.00%, 3/1/2048	25,000	28,549
4.00%, 3/1/2049	15,000	17,180
Connecticut Light & Power Co.:
4.00%, 4/1/2048	10,000	11,514
Series A, 3.20%, 3/15/2027	25,000	26,421
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	205,000	272,972
Consumers Energy Co.:
3.38%, 8/15/2023	25,000	26,195
4.05%, 5/15/2048	35,000	40,750
4.35%, 4/15/2049	25,000	30,675
Dayton Power & Light Co. 3.95%, 6/15/2049 (b)	15,000	16,608
Delmarva Power & Light Co. 4.15%, 5/15/2045	10,000	11,483
Dominion Energy, Inc.:
2.72%, 8/15/2021 (e)	100,000	100,616
3.07%, 8/15/2024 (e)	20,000	20,495
4.25%, 6/1/2028	100,000	110,736

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 12/1/2044 (a)	$125,000	$145,870
DPL, Inc. 4.35%, 4/15/2029 (b)	9,000	8,864
DTE Electric Co.:
3.70%, 3/15/2045	11,000	12,036
3.95%, 3/1/2049	25,000	28,648
Series A, 4.00%, 4/1/2043	3,000	3,395
Series A, 6.63%, 6/1/2036	19,000	27,055
DTE Energy Co. 2.85%, 10/1/2026	70,000	71,284
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (a)	25,000	24,983
3.20%, 8/15/2049	25,000	25,089
3.95%, 11/15/2028	20,000	22,345
6.05%, 4/15/2038	25,000	34,830
6.10%, 6/1/2037	5,000	6,844
Duke Energy Corp.:
3.40%, 6/15/2029	125,000	131,137
3.55%, 9/15/2021	50,000	51,145
3.75%, 4/15/2024	8,000	8,480
4.20%, 6/15/2049	100,000	111,788
Duke Energy Florida LLC 6.35%, 9/15/2037	50,000	71,302
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	16,420
4.30%, 2/1/2049	5,000	5,934
Duke Energy Progress LLC:
3.38%, 9/1/2023	15,000	15,708
3.45%, 3/15/2029	20,000	21,567
3.70%, 10/15/2046	13,000	14,006
4.20%, 8/15/2045	45,000	51,908
Edison International:
4.13%, 3/15/2028	50,000	51,198
5.75%, 6/15/2027	5,000	5,614
Emera US Finance L.P. 3.55%, 6/15/2026	35,000	36,652
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	37,247
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	13,000	15,004
Entergy Louisiana LLC:
3.05%, 6/1/2031	6,000	6,214
3.12%, 9/1/2027	50,000	52,228
Entergy Texas, Inc.:
4.00%, 3/30/2029	25,000	27,618
4.50%, 3/30/2039	25,000	29,300
Eversource Energy Series N, 3.80%, 12/1/2023	50,000	52,948
Exelon Corp.:
3.40%, 4/15/2026	25,000	26,136
3.50%, 6/1/2022	100,000	102,603
5.15%, 12/1/2020	11,000	11,292
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	75,000	79,982
Series C, 4.85%, 7/15/2047	25,000	29,804
Florida Power & Light Co.:
Security Description	Principal Amount	Value
3.15%, 10/1/2049	$30,000	$30,588
4.13%, 2/1/2042	5,000	5,800
5.95%, 2/1/2038	110,000	154,048
Fortis, Inc. 3.06%, 10/4/2026	25,000	25,503
Georgia Power Co. 4.30%, 3/15/2043	4,000	4,413
Indiana Michigan Power Co. 4.25%, 8/15/2048	25,000	29,377
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	52,179
4.10%, 9/26/2028	25,000	27,572
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	39,285
3.35%, 11/15/2027	50,000	52,613
Kansas City Power & Light Co. Series 2019, 4.13%, 4/1/2049	25,000	28,863
Kentucky Utilities Co.:
3.25%, 11/1/2020	100,000	100,955
5.13%, 11/1/2040	5,000	6,391
MidAmerican Energy Co.:
3.10%, 5/1/2027	2,000	2,106
4.25%, 7/15/2049	25,000	30,055
4.80%, 9/15/2043	50,000	62,730
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	55,000	55,525
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	49,000	49,724
Nevada Power Co. Series CC, 3.70%, 5/1/2029	40,000	43,811
NextEra Energy Capital Holdings, Inc.:
2.90%, 4/1/2022	100,000	101,794
3.15%, 4/1/2024	15,000	15,498
Northern States Power Co. 4.85%, 8/15/2040	8,000	9,840
NSTAR Electric Co.:
3.25%, 5/15/2029	25,000	26,642
4.40%, 3/1/2044 (a)	8,000	9,461
Oglethorpe Power Corp. 5.05%, 10/1/2048	15,000	18,067
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	8,000	8,554
4.55%, 3/15/2044	11,000	12,713
5.25%, 5/15/2041	5,000	6,073
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024 (b)	45,000	46,209
3.70%, 11/15/2028 (b)	15,000	16,520
3.70%, 11/15/2028	25,000	27,556
3.80%, 6/1/2049 (b)	25,000	28,051
7.00%, 5/1/2032	9,000	12,942
PacifiCorp:
6.00%, 1/15/2039	50,000	69,653
6.35%, 7/15/2038	25,000	35,112
PECO Energy Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/15/2049	$20,000	$19,748
3.90%, 3/1/2048	15,000	16,908
4.15%, 10/1/2044	11,000	12,764
PPL Capital Funding, Inc. 3.95%, 3/15/2024	19,000	20,026
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	20,000	19,436
3.95%, 6/1/2047	5,000	5,625
4.13%, 6/15/2044	8,000	9,263
Progress Energy, Inc.:
4.40%, 1/15/2021	11,000	11,256
6.00%, 12/1/2039	5,000	6,612
Public Service Co. of Colorado:
3.70%, 6/15/2028 (a)	25,000	27,519
4.05%, 9/15/2049	25,000	29,225
4.30%, 3/15/2044	16,000	18,916
Public Service Co. of New Hampshire 3.60%, 7/1/2049	25,000	26,931
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	25,000	24,866
Series MTN, 3.20%, 5/15/2029	25,000	26,569
Series MTN, 3.20%, 8/1/2049	15,000	15,321
Series MTN, 3.25%, 9/1/2023	25,000	26,121
Series MTN, 3.85%, 5/1/2049	20,000	22,736
Series MTN, 5.50%, 3/1/2040	10,000	13,341
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	20,000	20,519
Puget Energy, Inc.:
3.65%, 5/15/2025	45,000	46,393
6.50%, 12/15/2020	17,000	17,799
Sempra Energy:
3.25%, 6/15/2027	75,000	76,927
3.80%, 2/1/2038	80,000	82,290
6.00%, 10/15/2039	5,000	6,427
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	19,000	23,047
6.05%, 1/15/2038	11,000	15,023
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	20,000	20,213
4.00%, 4/1/2047	38,000	40,732
4.65%, 10/1/2043	3,000	3,456
6.05%, 3/15/2039 (a)	50,000	64,913
Series 13-A, 3.90%, 3/15/2043	25,000	26,187
Series A, 4.20%, 3/1/2029	25,000	27,853
Series C, 3.60%, 2/1/2045	35,000	35,287
Series C, 4.13%, 3/1/2048	15,000	16,309
Series E, 3.70%, 8/1/2025	15,000	15,827
Southern Power Co. 5.15%, 9/15/2041	25,000	28,445
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	60,000	66,440
Southwestern Public Service Co.:
3.70%, 8/15/2047	35,000	37,834
Series 6, 4.40%, 11/15/2048	25,000	29,831
Security Description	Principal Amount	Value
Tampa Electric Co.:
2.60%, 9/15/2022	$16,000	$16,119
3.63%, 6/15/2050	10,000	10,644
Union Electric Co. 3.25%, 10/1/2049	25,000	25,165
WEC Energy Group, Inc. 3.10%, 3/8/2022	5,000	5,104
Westar Energy, Inc.:
3.25%, 9/1/2049	25,000	25,104
4.63%, 9/1/2043	22,000	26,114
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	19,561
4.30%, 10/15/2048	5,000	5,936
5.70%, 12/1/2036	5,000	6,636
Wisconsin Public Service Corp. 3.30%, 9/1/2049	20,000	20,319
Xcel Energy, Inc.:
2.40%, 3/15/2021	40,000	40,168
3.30%, 6/1/2025	86,000	89,592
		5,833,867
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	27,726
4.25%, 11/15/2020	11,000	11,263
5.25%, 11/15/2039	11,000	14,210
		53,199
ELECTRONICS — 0.6%
Agilent Technologies, Inc.:
2.75%, 9/15/2029	15,000	14,853
3.05%, 9/22/2026	11,000	11,217
Allegion PLC 3.50%, 10/1/2029	15,000	15,171
Amphenol Corp.:
2.80%, 2/15/2030	25,000	24,379
4.35%, 6/1/2029 (a)	10,000	11,090
Arrow Electronics, Inc. 3.88%, 1/12/2028	25,000	25,625
Flex, Ltd.:
4.75%, 6/15/2025	16,000	17,211
5.00%, 2/15/2023	76,000	80,853
Fortive Corp. 3.15%, 6/15/2026	79,000	80,190
Honeywell International, Inc.:
2.30%, 8/15/2024	100,000	101,494
3.81%, 11/21/2047 (a)	25,000	28,801
4.25%, 3/1/2021	11,000	11,354
Jabil, Inc. 3.95%, 1/12/2028	50,000	50,445
PerkinElmer, Inc. 3.30%, 9/15/2029	15,000	15,028
Tech Data Corp. 3.70%, 2/15/2022	25,000	25,593
Trimble, Inc. 4.90%, 6/15/2028	25,000	27,132

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tyco Electronics Group SA:
3.45%, 8/1/2024	$11,000	$11,488
4.88%, 1/15/2021	11,000	11,368
		563,292
ENGINEERING & CONSTRUCTION — 0.1%
Fluor Corp. 4.25%, 9/15/2028	75,000	75,385
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	22,000	22,597
3.38%, 11/15/2027	80,000	85,053
5.25%, 11/15/2021	4,000	4,254
Waste Connections, Inc. 3.50%, 5/1/2029	15,000	15,959
Waste Management, Inc.:
2.90%, 9/15/2022	76,000	78,014
3.45%, 6/15/2029	10,000	10,793
4.00%, 7/15/2039	10,000	11,343
4.15%, 7/15/2049	10,000	11,665
		239,678
FOOD — 1.6%
Campbell Soup Co.:
3.80%, 8/2/2042	50,000	47,839
3.95%, 3/15/2025	50,000	52,975
4.25%, 4/15/2021	5,000	5,142
4.80%, 3/15/2048 (a)	20,000	22,471
Conagra Brands, Inc.:
4.30%, 5/1/2024	50,000	53,561
4.85%, 11/1/2028 (a)	110,000	124,341
5.30%, 11/1/2038	15,000	17,381
General Mills, Inc.:
3.20%, 2/10/2027 (a)	150,000	157,609
3.65%, 2/15/2024	10,000	10,517
Hershey Co. 4.13%, 12/1/2020	11,000	11,250
Ingredion, Inc. 3.20%, 10/1/2026	19,000	19,334
Kellogg Co.:
3.25%, 4/1/2026	50,000	51,806
4.00%, 12/15/2020	13,000	13,267
Series B, 7.45%, 4/1/2031	5,000	6,999
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	16,000	19,700
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	119,000	117,658
4.63%, 1/30/2029	25,000	27,027
5.00%, 6/4/2042	3,000	3,102
6.50%, 2/9/2040	150,000	178,312
Kroger Co.:
4.50%, 1/15/2029 (a)	40,000	44,682
5.15%, 8/1/2043	50,000	55,270
5.40%, 7/15/2040	63,000	70,996
Security Description	Principal Amount	Value
McCormick & Co., Inc. 3.25%, 11/15/2025	$19,000	$19,521
Mondelez International, Inc. 4.00%, 2/1/2024	50,000	53,276
Sysco Corp.:
3.25%, 7/15/2027	64,000	67,094
4.50%, 4/1/2046	25,000	28,979
Tyson Foods, Inc.:
4.50%, 6/15/2022	60,000	63,388
4.55%, 6/2/2047	50,000	56,096
5.15%, 8/15/2044	25,000	29,938
		1,429,531
FOREST PRODUCTS & PAPER — 0.3%
Georgia-Pacific LLC 8.00%, 1/15/2024	25,000	30,768
International Paper Co.:
3.00%, 2/15/2027 (a)	25,000	25,341
4.40%, 8/15/2047	75,000	78,142
4.75%, 2/15/2022	2,000	2,106
5.15%, 5/15/2046	50,000	56,249
7.30%, 11/15/2039	25,000	33,691
		226,297
GAS — 0.6%
Atmos Energy Corp.:
3.00%, 6/15/2027 (a)	22,000	22,846
4.13%, 10/15/2044	50,000	57,504
4.15%, 1/15/2043	16,000	18,265
CenterPoint Energy Resources Corp.:
4.00%, 4/1/2028	20,000	21,721
4.50%, 1/15/2021	20,000	20,465
National Fuel Gas Co. 3.75%, 3/1/2023	29,000	29,753
NiSource, Inc.:
2.95%, 9/1/2029	50,000	50,405
3.95%, 3/30/2048 (a)	38,000	40,181
5.65%, 2/1/2045	5,000	6,393
5.95%, 6/15/2041	5,000	6,443
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	25,000	26,711
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,486
Series UU, 4.13%, 6/1/2048	20,000	23,106
Series VV, 4.30%, 1/15/2049	25,000	29,637
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	3,065
5.88%, 3/15/2041	100,000	129,737
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	25,000	25,704
		515,422
HAND & MACHINE TOOLS — 0.0% (c)
Stanley Black & Decker, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 3/1/2026	$10,000	$10,580
4.25%, 11/15/2028 (a)	15,000	17,074
		27,654
HEALTH CARE PRODUCTS — 1.4%
Abbott Laboratories:
2.90%, 11/30/2021	100,000	101,808
4.90%, 11/30/2046	90,000	115,975
6.15%, 11/30/2037	5,000	6,969
Becton Dickinson and Co.:
3.70%, 6/6/2027	131,000	138,681
3.73%, 12/15/2024	8,000	8,463
4.69%, 12/15/2044	49,000	57,005
Boston Scientific Corp.:
3.38%, 5/15/2022	19,000	19,541
3.45%, 3/1/2024	30,000	31,281
4.00%, 3/1/2028	50,000	54,801
4.55%, 3/1/2039	15,000	17,628
7.38%, 1/15/2040	3,000	4,554
Danaher Corp. 3.35%, 9/15/2025	38,000	40,336
Koninklijke Philips NV:
5.00%, 3/15/2042	48,000	58,557
6.88%, 3/11/2038	5,000	7,269
Medtronic, Inc.:
3.50%, 3/15/2025	111,000	119,006
4.63%, 3/15/2045	132,000	169,509
Stryker Corp.:
3.38%, 5/15/2024	19,000	19,923
4.10%, 4/1/2043 (a)	8,000	8,930
4.63%, 3/15/2046	80,000	98,034
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/2022	53,000	54,778
4.15%, 2/1/2024	28,000	30,052
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	19,379
3.55%, 4/1/2025	73,000	76,642
		1,259,121
HEALTH CARE SERVICES — 2.0%
Aetna, Inc.:
2.80%, 6/15/2023	38,000	38,477
6.63%, 6/15/2036	67,000	86,944
Anthem, Inc.:
2.50%, 11/21/2020	100,000	100,364
3.13%, 5/15/2022	11,000	11,248
3.30%, 1/15/2023	200,000	206,448
Baylor Scott & White Holdings 4.19%, 11/15/2045	50,000	58,828
Cigna Holding Co.:
3.05%, 10/15/2027	50,000	50,535
3.88%, 10/15/2047	75,000	73,971
5.38%, 2/15/2042	25,000	29,583
CommonSpirit Health:
Security Description	Principal Amount	Value
3.35%, 10/1/2029	$5,000	$5,067
3.82%, 10/1/2049	10,000	10,068
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	5,000	5,806
HCA, Inc.:
4.13%, 6/15/2029	10,000	10,504
4.50%, 2/15/2027	10,000	10,753
4.75%, 5/1/2023	10,000	10,708
5.00%, 3/15/2024	20,000	21,837
5.13%, 6/15/2039	50,000	54,601
5.25%, 4/15/2025	15,000	16,697
5.25%, 6/15/2026	15,000	16,782
5.25%, 6/15/2049	65,000	71,341
5.50%, 6/15/2047	15,000	16,981
Humana, Inc.:
4.80%, 3/15/2047	38,000	43,564
4.95%, 10/1/2044	11,000	12,752
8.15%, 6/15/2038	5,000	7,400
Laboratory Corp. of America Holdings:
3.60%, 2/1/2025	14,000	14,680
4.63%, 11/15/2020	8,000	8,161
Northwell Healthcare, Inc. 3.81%, 11/1/2049	25,000	25,977
NYU Langone Hospitals 4.78%, 7/1/2044	30,000	37,703
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	20,000	19,983
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	22,000	23,053
4.70%, 4/1/2021	19,000	19,665
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	5,000	5,253
Toledo Hospital 6.02%, 11/15/2048	15,000	18,237
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	55,000	54,944
2.38%, 8/15/2024	20,000	20,140
2.88%, 8/15/2029	40,000	40,865
3.15%, 6/15/2021	80,000	81,417
3.50%, 6/15/2023	25,000	26,199
3.50%, 8/15/2039	30,000	31,323
3.70%, 8/15/2049	15,000	15,855
3.75%, 7/15/2025	4,000	4,303
3.85%, 6/15/2028	50,000	54,755
3.88%, 10/15/2020	11,000	11,158
4.25%, 3/15/2043	19,000	21,428
4.25%, 6/15/2048	190,000	217,945
4.63%, 7/15/2035	16,000	19,332
		1,743,635
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	50,000	50,764

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Whirlpool Corp. 4.75%, 2/26/2029	$15,000	$16,726
		67,490
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	25,000	28,544
Clorox Co.:
3.10%, 10/1/2027	19,000	19,862
3.50%, 12/15/2024 (a)	8,000	8,503
3.80%, 11/15/2021	11,000	11,332
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	57,877
3.20%, 4/25/2029	15,000	16,082
3.70%, 6/1/2043	3,000	3,224
		145,424
HOUSEWARES — 0.2%
Newell Brands, Inc. 4.20%, 4/1/2026	137,000	143,114
INSURANCE — 3.1%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	38,906
3.63%, 11/15/2024	16,000	17,025
6.45%, 8/15/2040	4,000	5,543
Allstate Corp.:
3.15%, 6/15/2023	8,000	8,306
3.28%, 12/15/2026	38,000	40,514
4.20%, 12/15/2046	38,000	44,139
4.50%, 6/15/2043	11,000	13,196
American International Group, Inc.:
3.30%, 3/1/2021	100,000	101,559
3.88%, 1/15/2035	50,000	52,424
6.25%, 5/1/2036	150,000	196,180
Aon PLC:
3.50%, 6/14/2024	19,000	20,029
3.88%, 12/15/2025	38,000	40,857
4.60%, 6/14/2044	7,000	8,019
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	62,435
Assurant, Inc. 4.00%, 3/15/2023	50,000	52,019
Athene Holding, Ltd. 4.13%, 1/12/2028	50,000	51,397
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048	30,000	32,366
AXIS Specialty Finance LLC 3.90%, 7/15/2029	15,000	15,691
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	100,000	117,377
4.25%, 1/15/2049	25,000	29,636
4.30%, 5/15/2043	45,000	53,045
4.40%, 5/15/2042	50,000	59,667
Berkshire Hathaway, Inc. 3.13%, 3/15/2026 (a)	25,000	26,402
Security Description	Principal Amount	Value
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	$10,000	$10,031
2.70%, 3/13/2023	5,000	5,103
3.35%, 5/15/2024	3,000	3,165
3.35%, 5/3/2026	10,000	10,670
CNA Financial Corp.:
4.50%, 3/1/2026	76,000	83,192
5.75%, 8/15/2021	5,000	5,311
Globe Life, Inc. 4.55%, 9/15/2028	25,000	27,879
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	15,000	15,216
4.30%, 4/15/2043	15,000	16,735
Lincoln National Corp.:
3.35%, 3/9/2025	16,000	16,624
3.80%, 3/1/2028	50,000	52,872
4.00%, 9/1/2023	3,000	3,179
Loews Corp.:
3.75%, 4/1/2026	87,000	92,753
6.00%, 2/1/2035	5,000	6,600
Manulife Financial Corp. 4.15%, 3/4/2026	48,000	53,068
Markel Corp.:
4.15%, 9/17/2050	25,000	25,521
5.00%, 5/20/2049 (a)	10,000	11,596
Marsh & McLennan Cos., Inc.:
3.50%, 3/10/2025	34,000	35,923
3.75%, 3/14/2026	25,000	26,876
4.38%, 3/15/2029	75,000	84,823
4.80%, 7/15/2021	8,000	8,310
4.90%, 3/15/2049	15,000	18,752
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,239
4.13%, 8/13/2042	25,000	27,825
5.70%, 6/15/2035	3,000	4,043
Series D, 4.37%, 9/15/2023	170,000	183,831
Principal Financial Group, Inc. 3.70%, 5/15/2029	25,000	26,923
Progressive Corp.:
2.45%, 1/15/2027	38,000	38,125
3.75%, 8/23/2021	11,000	11,337
4.35%, 4/25/2044	19,000	22,581
Prudential Financial, Inc.:
3.94%, 12/7/2049	25,000	26,973
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	124,000	129,382
Series MTN, 4.42%, 3/27/2048	45,000	51,703
Series MTN, 4.60%, 5/15/2044	16,000	18,754
Series MTN, 5.70%, 12/14/2036 (a)	63,000	83,210
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	15,000	15,960
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	15,000	15,895
Travelers Cos., Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 3/4/2049	$65,000	$75,732
4.60%, 8/1/2043	50,000	62,132
5.35%, 11/1/2040	5,000	6,655
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	24,580
Unum Group:
4.00%, 3/15/2024	3,000	3,175
4.00%, 6/15/2029	100,000	103,953
Willis Towers Watson PLC 5.75%, 3/15/2021	38,000	39,822
XLIT, Ltd. 5.50%, 3/31/2045	56,000	70,808
		2,748,569
INTERNET — 0.8%
Alibaba Group Holding, Ltd.:
3.40%, 12/6/2027 (a)	62,000	64,431
3.60%, 11/28/2024	100,000	104,989
4.50%, 11/28/2034	19,000	21,758
Alphabet, Inc.:
3.38%, 2/25/2024	38,000	40,466
3.63%, 5/19/2021	11,000	11,332
Amazon.com, Inc.:
2.50%, 11/29/2022	19,000	19,341
3.15%, 8/22/2027	10,000	10,631
4.05%, 8/22/2047	44,000	52,926
4.95%, 12/5/2044	80,000	105,676
Baidu, Inc.:
2.88%, 7/6/2022	25,000	25,150
4.13%, 6/30/2025	25,000	26,644
Booking Holdings, Inc. 3.55%, 3/15/2028	38,000	40,654
eBay, Inc.:
2.60%, 7/15/2022	4,000	4,036
2.75%, 1/30/2023	120,000	121,698
3.45%, 8/1/2024	8,000	8,316
4.00%, 7/15/2042	19,000	18,454
Expedia Group, Inc.:
4.50%, 8/15/2024	3,000	3,252
3.80%, 2/15/2028	38,000	39,775
		719,529
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
3.63%, 1/19/2022	26,000	26,349
4.20%, 6/10/2024	25,000	25,620
FS KKR Capital Corp. 4.63%, 7/15/2024	25,000	25,613
Owl Rock Capital Corp. 5.25%, 4/15/2024	10,000	10,516
		88,098
IRON/STEEL — 0.3%
ArcelorMittal:
4.25%, 7/16/2029 (a)	50,000	50,846
4.55%, 3/11/2026	50,000	52,367
Security Description	Principal Amount	Value
Nucor Corp.:
5.20%, 8/1/2043	$26,000	$32,233
6.40%, 12/1/2037	5,000	6,881
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	13,504
Vale Overseas, Ltd.:
6.25%, 8/10/2026	50,000	57,791
6.88%, 11/21/2036	51,000	64,498
6.88%, 11/10/2039 (a)	5,000	6,368
		284,488
LEISURE TIME — 0.1%
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	80,000	81,990
LODGING — 0.2%
Hyatt Hotels Corp. 4.38%, 9/15/2028	10,000	10,911
Las Vegas Sands Corp.:
3.20%, 8/8/2024	10,000	10,194
3.50%, 8/18/2026	5,000	5,074
3.90%, 8/8/2029	10,000	10,283
Marriott International, Inc.:
2.88%, 3/1/2021	25,000	25,187
3.38%, 10/15/2020	16,000	16,139
3.75%, 3/15/2025	3,000	3,162
Series R, 3.13%, 6/15/2026	52,000	53,022
Series X, 4.00%, 4/15/2028	8,000	8,607
		142,579
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	8,000	8,170
4.38%, 5/8/2042	3,000	3,645
Caterpillar Financial Services Corp.:
2.40%, 8/9/2026	50,000	50,722
Series MTN, 2.85%, 5/17/2024	50,000	51,477
Series MTN, 3.15%, 9/7/2021	75,000	76,603
Series MTN, 3.35%, 12/7/2020	25,000	25,386
Caterpillar, Inc.:
3.25%, 9/19/2049	20,000	20,839
3.40%, 5/15/2024	38,000	40,161
3.80%, 8/15/2042 (a)	50,000	56,155
3.90%, 5/27/2021	11,000	11,334
Oshkosh Corp. 4.60%, 5/15/2028	35,000	37,752
		382,244
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
4.38%, 4/5/2022	25,000	26,128
4.88%, 4/1/2021	8,000	8,282
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	25,000	25,720
Cummins, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 10/1/2023	$13,000	$13,743
7.13%, 3/1/2028	5,000	6,690
Deere & Co. 5.38%, 10/16/2029	5,000	6,245
Dover Corp.:
3.15%, 11/15/2025	35,000	35,840
5.38%, 3/1/2041	8,000	9,937
John Deere Capital Corp.:
3.65%, 10/12/2023 (a)	50,000	53,146
Series MTN, 1.95%, 6/13/2022	20,000	20,019
Series MTN, 2.30%, 6/7/2021	25,000	25,135
Series MTN, 2.60%, 3/7/2024	40,000	40,802
Series MTN, 2.65%, 6/24/2024	22,000	22,526
Series MTN, 2.65%, 6/10/2026	25,000	25,682
Series MTN, 2.95%, 4/1/2022	10,000	10,240
Series MTN, 3.13%, 9/10/2021	15,000	15,310
Series MTN, 3.45%, 1/10/2024	15,000	15,801
Series MTN, 3.45%, 3/13/2025	75,000	79,897
Rockwell Automation, Inc.:
2.88%, 3/1/2025	16,000	16,516
4.20%, 3/1/2049	10,000	11,940
Roper Technologies, Inc.:
2.95%, 9/15/2029	10,000	10,050
3.65%, 9/15/2023	45,000	47,205
4.20%, 9/15/2028	50,000	54,920
Wabtec Corp. 4.95%, 9/15/2028	25,000	27,565
Xylem, Inc. 4.88%, 10/1/2021	27,000	28,372
		637,711
MEDIA — 3.4%
CBS Corp.:
2.90%, 1/15/2027	13,000	12,895
4.00%, 1/15/2026	145,000	154,502
4.20%, 6/1/2029	15,000	16,296
7.88%, 7/30/2030	5,000	6,994
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	100,000	109,760
5.05%, 3/30/2029	15,000	16,763
5.13%, 7/1/2049	50,000	53,131
5.38%, 5/1/2047	138,000	150,224
6.83%, 10/23/2055	25,000	31,469
Comcast Corp.:
2.35%, 1/15/2027	100,000	99,476
3.15%, 3/1/2026	90,000	94,132
3.20%, 7/15/2036	110,000	112,148
3.55%, 5/1/2028	12,000	12,869
3.70%, 4/15/2024	10,000	10,666
4.15%, 10/15/2028	120,000	134,500
4.20%, 8/15/2034 (a)	110,000	125,334
4.25%, 1/15/2033	200,000	230,110
4.65%, 7/15/2042	11,000	13,089
Security Description	Principal Amount	Value
4.70%, 10/15/2048	$5,000	$6,121
4.75%, 3/1/2044	75,000	90,792
Discovery Communications LLC:
4.88%, 4/1/2043	70,000	72,737
4.90%, 3/11/2026 (a)	13,000	14,430
4.95%, 5/15/2042	100,000	104,822
6.35%, 6/1/2040	25,000	30,390
Fox Corp.:
4.03%, 1/25/2024 (b)	25,000	26,629
4.71%, 1/25/2029 (b)	5,000	5,709
5.48%, 1/25/2039 (b)	10,000	12,278
5.58%, 1/25/2049 (b)	15,000	18,979
Grupo Televisa SAB:
5.00%, 5/13/2045 (a)	19,000	20,186
8.50%, 3/11/2032	3,000	4,017
NBCUniversal Media LLC 4.45%, 1/15/2043	266,000	308,238
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	45,711
Time Warner Cable LLC:
4.13%, 2/15/2021	100,000	101,771
4.50%, 9/15/2042	108,000	105,891
6.55%, 5/1/2037	11,000	13,155
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	5,000	5,076
3.00%, 2/13/2026 (a)	100,000	105,337
Series GMTN, 4.13%, 6/1/2044	11,000	13,233
Viacom, Inc.:
3.88%, 12/15/2021	25,000	25,803
4.25%, 9/1/2023	16,000	16,965
5.85%, 9/1/2043	50,000	61,241
Walt Disney Co.:
1.75%, 8/30/2024	25,000	24,789
2.00%, 9/1/2029	15,000	14,627
3.00%, 9/15/2022 (b)	225,000	231,662
4.75%, 11/15/2046 (a) (b)	50,000	65,284
Series E, 4.13%, 12/1/2041	11,000	13,038
		2,943,269
METAL FABRICATE & HARDWARE — 0.0% (c)
Timken Co. 4.50%, 12/15/2028	20,000	21,489
MINING — 0.6%
Barrick Gold Corp. 5.25%, 4/1/2042	50,000	60,793
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	56,597
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	63,000	81,276
Kinross Gold Corp. 4.50%, 7/15/2027	5,000	5,256
Newmont Goldcorp Corp.:
3.50%, 3/15/2022	86,000	88,292
3.70%, 3/15/2023	50,000	52,057

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Newmont Mining Corp.:
4.88%, 3/15/2042	$11,000	$12,932
5.88%, 4/1/2035	5,000	6,364
6.25%, 10/1/2039	3,000	4,006
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	38,000	43,965
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	38,000	40,843
Southern Copper Corp.:
5.88%, 4/23/2045	10,000	12,174
6.75%, 4/16/2040	19,000	24,732
Teck Resources, Ltd. 6.13%, 10/1/2035	65,000	73,526
		562,813
MISCELLANEOUS MANUFACTURER — 1.2%
3M Co.:
1.75%, 2/14/2023 (a)	25,000	24,892
2.00%, 2/14/2025	25,000	24,858
2.38%, 8/26/2029	25,000	24,843
3.25%, 8/26/2049	15,000	15,024
Series MTN, 3.25%, 2/14/2024	28,000	29,431
Series MTN, 3.38%, 3/1/2029	25,000	26,892
Series MTN, 3.63%, 9/14/2028	15,000	16,461
Series MTN, 3.88%, 6/15/2044	8,000	8,734
Series MTN, 4.00%, 9/14/2048	15,000	16,846
Series MTN, 5.70%, 3/15/2037	50,000	67,454
Carlisle Cos., Inc. 3.75%, 11/15/2022	30,000	30,900
Eaton Corp. 2.75%, 11/2/2022	27,000	27,441
General Electric Co.:
4.50%, 3/11/2044	8,000	8,553
Series GMTN, 3.10%, 1/9/2023	150,000	151,885
Series GMTN, 6.88%, 1/10/2039	120,000	159,260
Series MTN, 4.65%, 10/17/2021	166,000	172,598
Hillenbrand, Inc. 4.50%, 9/15/2026	25,000	25,190
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	20,103
3.90%, 9/1/2042	19,000	22,143
4.88%, 9/15/2041	5,000	6,426
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/2023	57,000	60,602
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	15,000	17,134
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (a)	10,000	10,987
Series MTN, 4.20%, 11/21/2034	38,000	42,795
Series MTN, 6.25%, 5/15/2038	5,000	6,773
Textron, Inc. 3.90%, 9/17/2029	25,000	26,754
		1,044,979
Security Description	Principal Amount	Value
OFFICE FURNISHINGS — 0.0% (c)
Steelcase, Inc. 5.13%, 1/18/2029	$25,000	$28,151
OIL & GAS — 4.6%
Apache Corp.:
4.25%, 1/15/2030 (a)	25,000	25,387
4.75%, 4/15/2043	16,000	15,308
5.25%, 2/1/2042	18,000	18,294
5.35%, 7/1/2049	25,000	25,945
BP Capital Markets America, Inc.:
3.02%, 1/16/2027	50,000	51,696
3.22%, 4/14/2024	43,000	44,702
3.25%, 5/6/2022	200,000	206,168
3.41%, 2/11/2026	15,000	15,881
3.79%, 2/6/2024	30,000	31,909
3.94%, 9/21/2028	75,000	83,026
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	16,000	16,883
6.25%, 3/15/2038	150,000	190,953
6.50%, 2/15/2037	11,000	14,225
Cenovus Energy, Inc. 4.25%, 4/15/2027 (a)	50,000	52,058
Chevron Corp.:
2.41%, 3/3/2022	75,000	75,955
2.90%, 3/3/2024	13,000	13,509
2.95%, 5/16/2026	70,000	73,274
3.19%, 6/24/2023	19,000	19,818
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	25,454
4.38%, 6/1/2024	50,000	52,554
Concho Resources, Inc.:
3.75%, 10/1/2027	43,000	44,689
4.88%, 10/1/2047	38,000	43,315
ConocoPhillips Co.:
4.95%, 3/15/2026	113,000	130,225
5.90%, 10/15/2032	50,000	65,764
6.50%, 2/1/2039	8,000	11,601
Continental Resources, Inc. 3.80%, 6/1/2024	50,000	50,988
Devon Energy Corp.:
4.75%, 5/15/2042	38,000	41,912
5.00%, 6/15/2045	45,000	52,133
EQT Corp.:
3.00%, 10/1/2022 (a)	50,000	48,106
4.88%, 11/15/2021	69,000	70,702
Exxon Mobil Corp.:
1.90%, 8/16/2022 (a)	10,000	10,046
2.02%, 8/16/2024	25,000	25,158
2.22%, 3/1/2021	80,000	80,400
2.44%, 8/16/2029 (a)	25,000	25,240
2.71%, 3/6/2025	15,000	15,513
3.00%, 8/16/2039	15,000	15,096
3.10%, 8/16/2049	25,000	25,146
3.57%, 3/6/2045	25,000	27,121

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.11%, 3/1/2046	$100,000	$118,251
Hess Corp.:
4.30%, 4/1/2027 (a)	38,000	39,655
5.60%, 2/15/2041	11,000	12,183
7.88%, 10/1/2029	5,000	6,301
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	55,988
Husky Energy, Inc. 4.40%, 4/15/2029 (a)	25,000	26,261
Marathon Oil Corp.:
2.80%, 11/1/2022	38,000	38,263
3.85%, 6/1/2025 (a)	20,000	20,797
Marathon Petroleum Corp.:
3.40%, 12/15/2020	6,000	6,072
4.75%, 9/15/2044	25,000	26,771
5.13%, 3/1/2021	61,000	63,392
6.50%, 3/1/2041	25,000	31,143
Newfield Exploration Co. 5.63%, 7/1/2024	50,000	55,170
Noble Energy, Inc. 3.85%, 1/15/2028	50,000	51,867
Occidental Petroleum Corp.:
2.70%, 8/15/2022	10,000	10,092
2.90%, 8/15/2024	15,000	15,103
3.00%, 2/15/2027	100,000	99,239
3.50%, 8/15/2029	10,000	10,137
4.20%, 3/15/2048	50,000	49,542
4.30%, 8/15/2039	10,000	10,279
4.40%, 8/15/2049 (a)	10,000	10,268
5.55%, 3/15/2026	13,000	14,630
6.20%, 3/15/2040	50,000	60,712
6.45%, 9/15/2036	16,000	19,756
6.60%, 3/15/2046	25,000	32,645
7.88%, 9/15/2031	16,000	21,688
Series 1, 4.10%, 2/1/2021	150,000	152,935
Phillips 66:
4.65%, 11/15/2034	100,000	115,580
4.88%, 11/15/2044	22,000	26,162
Pioneer Natural Resources Co. 4.45%, 1/15/2026	25,000	27,327
Shell International Finance B.V.:
2.38%, 8/21/2022	202,000	204,878
2.88%, 5/10/2026	100,000	104,006
4.00%, 5/10/2046	88,000	101,290
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	26,363
4.00%, 11/15/2047	135,000	144,387
7.15%, 2/1/2032	50,000	68,817
Total Capital International SA:
2.43%, 1/10/2025	25,000	25,354
2.88%, 2/17/2022	13,000	13,292
3.46%, 2/19/2029	100,000	108,155
Total Capital SA:
3.88%, 10/11/2028	39,000	43,590
4.25%, 12/15/2021	5,000	5,243
Valero Energy Corp.:
Security Description	Principal Amount	Value
4.00%, 4/1/2029 (a)	$35,000	$37,235
4.35%, 6/1/2028	20,000	21,717
4.90%, 3/15/2045	16,000	17,891
6.63%, 6/15/2037	5,000	6,460
		3,993,041
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	10,000	10,112
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	75,000	75,469
Halliburton Co.:
3.80%, 11/15/2025 (a)	50,000	52,994
4.50%, 11/15/2041	5,000	5,222
5.00%, 11/15/2045	100,000	111,936
6.70%, 9/15/2038	5,000	6,562
National Oilwell Varco, Inc. 3.95%, 12/1/2042	55,000	50,522
Schlumberger Investment SA 3.65%, 12/1/2023	58,000	61,319
		374,136
PACKAGING & CONTAINERS — 0.2%
Packaging Corp. of America:
3.40%, 12/15/2027	35,000	36,320
4.50%, 11/1/2023	8,000	8,589
WestRock MWV LLC 8.20%, 1/15/2030	33,000	45,375
WestRock RKT LLC 4.90%, 3/1/2022	16,000	16,933
WRKCo, Inc. 3.90%, 6/1/2028	25,000	26,373
		133,590
PHARMACEUTICALS — 6.1%
AbbVie, Inc.:
2.30%, 5/14/2021	125,000	125,252
2.90%, 11/6/2022	169,000	172,236
3.38%, 11/14/2021	10,000	10,240
4.25%, 11/14/2028	10,000	10,849
4.40%, 11/6/2042	86,000	89,012
4.88%, 11/14/2048	60,000	66,187
Allergan Funding SCS:
4.55%, 3/15/2035	200,000	212,646
4.85%, 6/15/2044	38,000	40,833
AmerisourceBergen Corp. 3.25%, 3/1/2025	38,000	39,263
AstraZeneca PLC:
2.38%, 6/12/2022	25,000	25,168
3.13%, 6/12/2027	25,000	25,981
4.00%, 9/18/2042	3,000	3,308
4.38%, 11/16/2045	125,000	146,670
Bristol-Myers Squibb Co.:
2.60%, 5/16/2022 (b)	215,000	218,593
2.90%, 7/26/2024 (b)	65,000	67,044

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 11/1/2023	$19,000	$19,827
3.40%, 7/26/2029 (b)	25,000	26,699
4.13%, 6/15/2039 (b)	5,000	5,674
4.25%, 10/26/2049 (b)	10,000	11,609
Cardinal Health, Inc.:
3.08%, 6/15/2024	127,000	128,544
4.50%, 11/15/2044	108,000	104,231
Cigna Corp.:
4.38%, 10/15/2028	10,000	10,957
4.90%, 12/15/2048 (a)	5,000	5,739
CVS Health Corp.:
2.63%, 8/15/2024	15,000	15,065
2.75%, 12/1/2022	143,000	144,812
3.35%, 3/9/2021	74,000	75,200
3.38%, 8/12/2024	11,000	11,381
4.30%, 3/25/2028	100,000	108,074
4.75%, 12/1/2022	100,000	106,598
4.78%, 3/25/2038	400,000	440,656
5.05%, 3/25/2048	25,000	28,434
Eli Lilly & Co.:
3.38%, 3/15/2029	10,000	10,825
3.95%, 3/15/2049	40,000	46,379
5.55%, 3/15/2037	53,000	69,846
Express Scripts Holding Co.:
4.75%, 11/15/2021	219,000	230,090
6.13%, 11/15/2041	75,000	95,017
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022 (a)	50,000	51,079
3.38%, 6/1/2029	40,000	42,850
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	138,000	148,137
5.38%, 4/15/2034	5,000	6,453
Johnson & Johnson:
2.95%, 3/3/2027	100,000	105,099
3.70%, 3/1/2046	170,000	192,212
3.75%, 3/3/2047	25,000	28,470
5.85%, 7/15/2038	24,000	33,716
McKesson Corp.:
3.80%, 3/15/2024	26,000	27,194
4.75%, 5/30/2029	122,000	136,301
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	15,824
5.90%, 11/1/2039	70,000	95,974
Merck & Co., Inc.:
2.75%, 2/10/2025	13,000	13,460
2.80%, 5/18/2023	11,000	11,329
2.90%, 3/7/2024	10,000	10,397
3.40%, 3/7/2029	50,000	54,207
3.60%, 9/15/2042	50,000	55,130
3.70%, 2/10/2045	103,000	115,899
3.88%, 1/15/2021	11,000	11,222
4.00%, 3/7/2049	15,000	17,865
Mylan, Inc. 4.55%, 4/15/2028	110,000	116,715
Novartis Capital Corp.:
Security Description	Principal Amount	Value
2.40%, 9/21/2022	$200,000	$203,170
3.40%, 5/6/2024	19,000	20,173
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	51,601
Pfizer, Inc.:
1.95%, 6/3/2021	200,000	200,306
2.95%, 3/15/2024	15,000	15,597
3.00%, 6/15/2023	5,000	5,194
3.45%, 3/15/2029 (a)	25,000	27,087
3.60%, 9/15/2028 (a)	25,000	27,331
3.90%, 3/15/2039	15,000	16,968
4.00%, 3/15/2049	15,000	17,309
4.10%, 9/15/2038	10,000	11,567
7.20%, 3/15/2039	13,000	20,372
Sanofi 4.00%, 3/29/2021	38,000	39,124
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	100,000	100,415
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023 (b)	25,000	26,948
Wyeth LLC 5.95%, 4/1/2037	150,000	205,519
Zoetis, Inc.:
3.25%, 2/1/2023	99,000	102,050
3.45%, 11/13/2020	40,000	40,490
4.70%, 2/1/2043	3,000	3,596
		5,373,289
PIPELINES — 4.1%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	38,744
4.45%, 7/15/2027	38,000	39,068
Buckeye Partners L.P. 4.13%, 12/1/2027	25,000	21,842
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027	25,000	27,362
5.88%, 3/31/2025	50,000	55,636
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	58,056
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,957
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	16,000	16,318
4.40%, 3/15/2027	13,000	13,030
5.00%, 5/15/2044	19,000	17,340
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	19,000	19,592
7.38%, 10/15/2045	40,000	59,595
Enbridge, Inc.:
3.50%, 6/10/2024	27,000	28,195
4.25%, 12/1/2026	50,000	54,597
Energy Transfer Operating L.P.:
4.65%, 6/1/2021	69,000	71,065
4.75%, 1/15/2026	123,000	133,375

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 2/1/2022	$8,000	$8,438
5.25%, 4/15/2029	71,000	80,008
5.88%, 1/15/2024	50,000	55,601
6.05%, 6/1/2041	5,000	5,742
6.63%, 10/15/2036	37,000	45,177
Enterprise Products Operating LLC:
3.35%, 3/15/2023	11,000	11,384
3.90%, 2/15/2024	65,000	69,183
3.95%, 2/15/2027	100,000	108,325
4.20%, 1/31/2050	15,000	16,107
4.25%, 2/15/2048	30,000	32,380
4.85%, 3/15/2044	11,000	12,617
5.10%, 2/15/2045	75,000	88,516
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	100,000	96,625
Series H, 6.65%, 10/15/2034	5,000	6,870
EQM Midstream Partners L.P. Series 30Y, 6.50%, 7/15/2048	50,000	48,226
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	16,000	17,099
6.38%, 3/1/2041	4,000	4,989
6.50%, 9/1/2039	3,000	3,775
Kinder Morgan, Inc.:
4.30%, 3/1/2028 (a)	15,000	16,279
5.05%, 2/15/2046	100,000	110,968
5.20%, 3/1/2048	100,000	115,119
5.55%, 6/1/2045	100,000	117,777
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	15,000	15,264
4.20%, 3/15/2045	19,000	19,462
4.20%, 10/3/2047	20,000	20,934
4.25%, 2/1/2021	2,000	2,050
MPLX L.P.:
4.13%, 3/1/2027	188,000	198,494
5.50%, 2/15/2049	25,000	29,051
6.38%, 5/1/2024 (b)	100,000	104,582
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	56,893
ONEOK Partners L.P.:
3.38%, 10/1/2022	38,000	38,929
6.13%, 2/1/2041	25,000	30,078
ONEOK, Inc.:
3.40%, 9/1/2029	50,000	49,674
4.00%, 7/13/2027	50,000	52,515
4.35%, 3/15/2029	15,000	16,063
5.20%, 7/15/2048	25,000	27,742
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	25,000	24,683
3.61%, 2/15/2025	3,000	3,130
3.75%, 3/1/2028	20,000	20,795
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	50,000	48,997
4.65%, 10/15/2025	50,000	53,458
4.70%, 6/15/2044	11,000	10,719
Security Description	Principal Amount	Value
4.90%, 2/15/2045	$25,000	$25,112
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	25,000	26,476
5.00%, 3/15/2027	100,000	110,277
5.88%, 6/30/2026	55,000	63,083
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	7,049
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	6,000	6,214
4.75%, 3/15/2024	36,000	39,267
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	38,000	39,027
4.65%, 2/15/2022	14,000	14,670
4.95%, 1/15/2043	11,000	11,112
5.35%, 5/15/2045	100,000	107,397
5.40%, 10/1/2047	25,000	27,303
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	10,000	13,501
TransCanada PipeLines, Ltd.:
3.80%, 10/1/2020	108,000	109,617
4.88%, 1/15/2026	50,000	56,085
5.00%, 10/16/2043	13,000	14,990
6.20%, 10/15/2037	5,000	6,464
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	50,000	53,121
5.40%, 8/15/2041	100,000	118,745
Valero Energy Partners L.P. 4.38%, 12/15/2026	57,000	62,034
Western Gas Partners L.P. 5.45%, 4/1/2044	38,000	33,568
Western Midstream Operating L.P. 5.38%, 6/1/2021	19,000	19,584
Williams Cos., Inc.:
3.60%, 3/15/2022	16,000	16,434
3.70%, 1/15/2023	5,000	5,172
4.00%, 9/15/2025	3,000	3,173
4.13%, 11/15/2020	16,000	16,253
4.55%, 6/24/2024	10,000	10,769
5.75%, 6/24/2044	5,000	5,909
		3,577,896
REAL ESTATE — 0.2%
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	135,925
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	25,000	24,682
3.45%, 4/30/2025	25,000	26,138
4.00%, 1/15/2024	15,000	16,004
4.00%, 2/1/2050	25,000	27,228
4.50%, 7/30/2029	8,000	9,057

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
American Campus Communities Operating Partnership L.P. 3.30%, 7/15/2026	$25,000	$25,638
American Tower Corp.:
3.38%, 5/15/2024	150,000	155,973
3.80%, 8/15/2029	15,000	16,003
4.00%, 6/1/2025	150,000	160,077
AvalonBay Communities, Inc.:
Series GMTN, 3.63%, 10/1/2020	39,000	39,394
Series MTN, 3.30%, 6/1/2029 (a)	15,000	15,839
Boston Properties L.P.:
2.90%, 3/15/2030	20,000	19,929
3.40%, 6/21/2029	50,000	52,334
3.80%, 2/1/2024	19,000	20,075
3.85%, 2/1/2023	23,000	24,116
4.13%, 5/15/2021	30,000	30,812
4.50%, 12/1/2028	10,000	11,360
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	21,000	21,959
4.13%, 6/15/2026	38,000	40,280
Camden Property Trust:
3.15%, 7/1/2029	10,000	10,408
3.35%, 11/1/2049	10,000	10,102
4.10%, 10/15/2028	5,000	5,566
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	27,000	28,320
Crown Castle International Corp.:
2.25%, 9/1/2021	100,000	99,949
3.65%, 9/1/2027	80,000	84,684
4.00%, 11/15/2049	10,000	10,507
CubeSmart L.P. 3.13%, 9/1/2026	75,000	75,554
Digital Realty Trust L.P.:
3.63%, 10/1/2022	35,000	36,207
4.45%, 7/15/2028	25,000	27,501
Duke Realty L.P.:
3.38%, 12/15/2027	15,000	15,639
4.00%, 9/15/2028	25,000	27,242
EPR Properties 3.75%, 8/15/2029	50,000	49,957
Equinix, Inc.:
5.38%, 5/15/2027	15,000	16,184
5.75%, 1/1/2025	100,000	104,150
5.88%, 1/15/2026	20,000	21,299
ERP Operating L.P.:
2.50%, 2/15/2030	25,000	24,632
3.00%, 7/1/2029	25,000	25,791
3.50%, 3/1/2028	25,000	26,701
4.50%, 7/1/2044	16,000	19,163
Essex Portfolio L.P.:
3.50%, 4/1/2025	25,000	26,097
4.00%, 3/1/2029	15,000	16,349
Federal Realty Investment Trust 3.20%, 6/15/2029	25,000	25,904
Security Description	Principal Amount	Value
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	$5,000	$5,520
5.38%, 11/1/2023	5,000	5,407
5.38%, 4/15/2026	60,000	65,965
5.75%, 6/1/2028	5,000	5,688
HCP, Inc.:
3.40%, 2/1/2025	50,000	51,821
4.20%, 3/1/2024	49,000	52,677
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	30,000	30,948
Highwoods Realty L.P. 4.20%, 4/15/2029	15,000	16,131
Hospitality Properties Trust:
4.38%, 2/15/2030	51,000	48,772
4.50%, 3/15/2025	18,000	18,243
Host Hotels & Resorts L.P.:
6.00%, 10/1/2021	16,000	17,019
Series H, 3.38%, 12/15/2029	25,000	25,002
Hudson Pacific Properties L.P. 3.25%, 1/15/2030	25,000	24,776
Kilroy Realty L.P.:
3.05%, 2/15/2030	25,000	24,561
4.75%, 12/15/2028	15,000	17,019
Kimco Realty Corp. 2.80%, 10/1/2026	100,000	100,442
Liberty Property L.P. 4.38%, 2/1/2029	15,000	16,744
Life Storage L.P. 3.88%, 12/15/2027	25,000	26,267
Mid-America Apartments L.P.:
3.95%, 3/15/2029	15,000	16,359
4.00%, 11/15/2025	22,000	23,599
National Retail Properties, Inc. 4.80%, 10/15/2048	15,000	18,094
Office Properties Income Trust 4.50%, 2/1/2025	19,000	19,606
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026 (a)	51,000	55,912
Prologis L.P. 3.75%, 11/1/2025	62,000	67,488
Public Storage 3.39%, 5/1/2029	10,000	10,716
Realty Income Corp.:
3.25%, 6/15/2029	50,000	52,293
3.88%, 7/15/2024	16,000	17,063
Regency Centers L.P.:
2.95%, 9/15/2029	25,000	24,930
4.65%, 3/15/2049	15,000	17,940
Sabra Health Care L.P. 5.13%, 8/15/2026	50,000	53,468
Service Properties Trust 4.35%, 10/1/2024	25,000	25,353
Simon Property Group L.P.:
2.45%, 9/13/2029	25,000	24,472

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 11/30/2026	$10,000	$10,481
3.25%, 9/13/2049	25,000	24,463
3.38%, 10/1/2024	140,000	147,246
4.25%, 10/1/2044	3,000	3,437
SITE Centers Corp. 3.63%, 2/1/2025	36,000	37,013
Spirit Realty L.P. 4.45%, 9/15/2026	49,000	52,211
STORE Capital Corp. 4.63%, 3/15/2029	15,000	16,424
UDR, Inc.:
Series MTN, 3.20%, 1/15/2030	25,000	25,697
Series MTN, 4.40%, 1/26/2029	25,000	28,093
Ventas Realty L.P.:
2.65%, 1/15/2025 (a)	25,000	25,196
3.10%, 1/15/2023	25,000	25,614
3.25%, 10/15/2026	63,000	64,512
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	55,000	58,068
Welltower, Inc.:
3.95%, 9/1/2023	160,000	169,389
4.13%, 3/15/2029	25,000	27,251
5.13%, 3/15/2043	3,000	3,501
Weyerhaeuser Co.:
4.00%, 11/15/2029	25,000	27,212
4.63%, 9/15/2023	11,000	11,935
7.38%, 3/15/2032	11,000	15,396
WP Carey, Inc.:
3.85%, 7/15/2029	25,000	26,458
4.60%, 4/1/2024	30,000	32,085
		3,336,781
RETAIL — 2.9%
AutoNation, Inc. 4.50%, 10/1/2025 (a)	19,000	20,178
AutoZone, Inc.:
2.88%, 1/15/2023	11,000	11,189
3.13%, 7/15/2023	38,000	39,047
Best Buy Co., Inc. 4.45%, 10/1/2028	30,000	32,575
Costco Wholesale Corp. 2.25%, 2/15/2022	16,000	16,151
Dollar General Corp. 3.25%, 4/15/2023	135,000	139,529
Dollar Tree, Inc. 4.00%, 5/15/2025	2,000	2,118
Home Depot, Inc.:
2.00%, 4/1/2021	100,000	100,228
2.95%, 6/15/2029	50,000	52,459
3.75%, 2/15/2024	26,000	27,948
3.90%, 6/15/2047	25,000	28,582
4.40%, 3/15/2045	50,000	60,328
5.40%, 9/15/2040	88,000	117,179
5.95%, 4/1/2041	50,000	71,163
Kohl's Corp. 3.25%, 2/1/2023	50,000	50,736
Security Description	Principal Amount	Value
Lowe's Cos., Inc.:
3.38%, 9/15/2025	$19,000	$19,942
3.75%, 4/15/2021	11,000	11,229
4.25%, 9/15/2044	195,000	209,208
4.38%, 9/15/2045	12,000	13,232
4.65%, 4/15/2042	40,000	45,249
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024	8,000	8,000
3.88%, 1/15/2022	5,000	5,090
McDonald's Corp.:
Series MTN, 2.75%, 12/9/2020	100,000	100,761
Series MTN, 3.80%, 4/1/2028	75,000	82,108
Series MTN, 6.30%, 3/1/2038	80,000	109,136
Nordstrom, Inc. 4.00%, 10/15/2021	11,000	11,294
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	19,000	20,011
3.90%, 6/1/2029	25,000	27,301
QVC, Inc.:
5.13%, 7/2/2022	11,000	11,591
5.95%, 3/15/2043	16,000	16,009
Starbucks Corp.:
3.10%, 3/1/2023	75,000	77,441
3.55%, 8/15/2029	50,000	53,939
4.50%, 11/15/2048	50,000	58,180
Target Corp.:
3.38%, 4/15/2029	25,000	26,927
3.90%, 11/15/2047	50,000	57,177
4.00%, 7/1/2042	8,000	9,195
TJX Cos., Inc. 2.25%, 9/15/2026	19,000	18,944
Walgreen Co. 4.40%, 9/15/2042	25,000	25,030
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	53,000	55,879
4.80%, 11/18/2044	48,000	50,600
Walmart, Inc.:
1.90%, 12/15/2020	100,000	100,079
2.38%, 9/24/2029	10,000	10,093
2.85%, 7/8/2024	65,000	67,629
3.05%, 7/8/2026	25,000	26,480
3.25%, 7/8/2029	10,000	10,801
3.55%, 6/26/2025	200,000	215,872
3.70%, 6/26/2028	50,000	55,460
4.05%, 6/29/2048	50,000	60,069
4.30%, 4/22/2044	100,000	122,698
		2,562,064
SEMICONDUCTORS — 1.9%
Analog Devices, Inc. 3.90%, 12/15/2025	38,000	40,746
Applied Materials, Inc.:
4.30%, 6/15/2021	19,000	19,752
5.85%, 6/15/2041 (a)	51,000	69,746
Broadcom Corp./Broadcom Cayman Finance, Ltd.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/15/2028	$75,000	$73,181
3.63%, 1/15/2024	88,000	89,942
3.88%, 1/15/2027	50,000	50,230
Broadcom, Inc.:
3.13%, 4/15/2021 (b)	150,000	151,465
3.13%, 10/15/2022 (b)	5,000	5,066
3.63%, 10/15/2024 (b)	25,000	25,445
4.75%, 4/15/2029 (b)	75,000	79,245
Intel Corp.:
1.70%, 5/19/2021	150,000	149,680
2.35%, 5/11/2022	25,000	25,283
3.15%, 5/11/2027	25,000	26,642
3.73%, 12/8/2047	25,000	27,925
4.80%, 10/1/2041	50,000	63,059
KLA Corp. 4.13%, 11/1/2021	30,000	31,000
Lam Research Corp. 3.80%, 3/15/2025	22,000	23,619
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	77,959
Micron Technology, Inc.:
4.64%, 2/6/2024	55,000	58,457
4.66%, 2/15/2030	25,000	26,002
NVIDIA Corp. 3.20%, 9/16/2026	76,000	79,840
NXP B.V./NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/2029 (b)	50,000	53,395
QUALCOMM, Inc.:
2.90%, 5/20/2024	50,000	51,405
3.25%, 5/20/2027	200,000	208,876
Texas Instruments, Inc.:
2.25%, 9/4/2029	30,000	29,596
2.63%, 5/15/2024	18,000	18,468
2.75%, 3/12/2021	19,000	19,215
3.88%, 3/15/2039	10,000	11,556
Xilinx, Inc.:
2.95%, 6/1/2024	38,000	39,036
3.00%, 3/15/2021	16,000	16,185
		1,642,016
SOFTWARE — 2.7%
Activision Blizzard, Inc. 2.30%, 9/15/2021	19,000	19,053
Adobe, Inc. 3.25%, 2/1/2025	57,000	60,116
CA, Inc. 5.38%, 12/1/2019	24,000	24,091
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	4,000	4,157
3.63%, 10/15/2020	4,000	4,055
5.00%, 10/15/2025	97,000	109,962
Series 10Y, 4.25%, 5/15/2028	20,000	22,295
Fiserv, Inc.:
2.75%, 7/1/2024	25,000	25,449
Security Description	Principal Amount	Value
3.50%, 7/1/2029	$60,000	$63,085
3.80%, 10/1/2023	10,000	10,580
4.20%, 10/1/2028	25,000	27,632
4.40%, 7/1/2049	60,000	67,286
Microsoft Corp.:
2.40%, 8/8/2026	100,000	101,871
2.65%, 11/3/2022	250,000	256,080
3.45%, 8/8/2036	8,000	8,817
3.50%, 2/12/2035	50,000	55,233
3.95%, 8/8/2056	60,000	70,982
4.10%, 2/6/2037	80,000	95,046
4.45%, 11/3/2045	50,000	63,234
4.50%, 2/6/2057	100,000	129,943
4.88%, 12/15/2043	150,000	198,528
Oracle Corp.:
2.40%, 9/15/2023	50,000	50,624
2.50%, 10/15/2022	38,000	38,560
2.63%, 2/15/2023	228,000	232,241
2.65%, 7/15/2026	62,000	63,221
2.95%, 5/15/2025	100,000	103,843
3.25%, 5/15/2030	60,000	63,651
3.40%, 7/8/2024	8,000	8,434
3.80%, 11/15/2037	30,000	32,909
4.00%, 7/15/2046	25,000	27,940
4.13%, 5/15/2045	150,000	169,263
5.38%, 7/15/2040	50,000	64,983
6.13%, 7/8/2039	5,000	7,064
VMware, Inc. 2.95%, 8/21/2022	50,000	50,706
		2,330,934
TELECOMMUNICATIONS — 4.8%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	8,192
6.13%, 3/30/2040	8,000	10,892
6.38%, 3/1/2035	38,000	51,668
AT&T, Inc.:
2.95%, 7/15/2026	50,000	50,565
3.00%, 2/15/2022	200,000	204,052
3.55%, 6/1/2024	3,000	3,143
3.88%, 1/15/2026	100,000	106,353
3.95%, 1/15/2025	100,000	106,715
4.35%, 3/1/2029	110,000	121,643
4.75%, 5/15/2046	300,000	333,366
4.80%, 6/15/2044	285,000	315,837
5.25%, 3/1/2037	75,000	88,186
5.45%, 3/1/2047	200,000	241,396
5.55%, 8/15/2041	25,000	29,694
6.38%, 3/1/2041	5,000	6,457
Bell Canada, Inc. 4.30%, 7/29/2049	10,000	11,483
Cisco Systems, Inc.:
2.95%, 2/28/2026	11,000	11,607
3.63%, 3/4/2024	26,000	27,883
5.90%, 2/15/2039	77,000	109,738

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Corning, Inc. 4.38%, 11/15/2057	$50,000	$51,590
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	25,000	36,853
9.25%, 6/1/2032	100,000	157,243
Juniper Networks, Inc.:
3.75%, 8/15/2029	25,000	25,151
4.50%, 3/15/2024	10,000	10,733
Motorola Solutions, Inc.:
3.75%, 5/15/2022	11,000	11,402
4.00%, 9/1/2024	138,000	145,268
Orange SA 5.50%, 2/6/2044	8,000	10,539
Rogers Communications, Inc.:
4.30%, 2/15/2048	100,000	113,983
4.35%, 5/1/2049	10,000	11,507
5.00%, 3/15/2044	11,000	13,526
Telefonica Emisiones SA:
4.10%, 3/8/2027	150,000	163,350
4.57%, 4/27/2023	51,000	54,930
7.05%, 6/20/2036	60,000	82,549
TELUS Corp.:
2.80%, 2/16/2027	15,000	15,073
4.30%, 6/15/2049	15,000	17,020
Verizon Communications, Inc.:
2.63%, 8/15/2026	170,000	172,329
3.13%, 3/16/2022	187,000	192,313
3.50%, 11/1/2024	80,000	84,677
3.88%, 2/8/2029	25,000	27,453
4.02%, 12/3/2029	33,000	36,783
4.13%, 3/16/2027	100,000	110,371
4.33%, 9/21/2028	8,000	9,065
4.75%, 11/1/2041	57,000	67,627
4.86%, 8/21/2046	100,000	122,014
5.01%, 4/15/2049	100,000	125,372
5.15%, 9/15/2023	24,000	26,846
6.40%, 9/15/2033	35,000	46,979
6.55%, 9/15/2043	76,000	111,023
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	50,508
4.25%, 9/17/2050	30,000	30,678
4.38%, 5/30/2028	50,000	55,247
4.38%, 2/19/2043	38,000	39,449
4.88%, 6/19/2049	50,000	55,703
5.00%, 5/30/2038	50,000	56,952
5.13%, 6/19/2059	25,000	28,462
		4,209,438
TEXTILES — 0.0% (c)
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	13,254
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	22,000	22,452
Security Description	Principal Amount	Value
6.35%, 3/15/2040	$19,000	$22,341
		44,793
TRANSPORTATION — 2.3%
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027	50,000	53,366
3.40%, 9/1/2024	58,000	61,356
3.90%, 8/1/2046	25,000	27,876
4.15%, 12/15/2048	25,000	29,217
4.45%, 3/15/2043	15,000	17,651
4.55%, 9/1/2044	150,000	179,507
4.70%, 9/1/2045	20,000	24,499
Canadian National Railway Co.:
2.85%, 12/15/2021	11,000	11,160
3.65%, 2/3/2048	63,000	70,141
6.20%, 6/1/2036	5,000	7,097
6.90%, 7/15/2028	20,000	26,807
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,791
5.75%, 3/15/2033	8,000	10,177
6.13%, 9/15/2115	50,000	73,917
CSX Corp.:
3.25%, 6/1/2027	175,000	184,153
3.35%, 11/1/2025	8,000	8,432
3.35%, 9/15/2049	15,000	14,733
3.70%, 10/30/2020	86,000	87,133
3.80%, 11/1/2046	25,000	26,189
4.50%, 3/15/2049	10,000	11,609
FedEx Corp.:
2.63%, 8/1/2022	16,000	16,174
3.10%, 8/5/2029	25,000	24,848
3.40%, 1/14/2022	10,000	10,253
3.88%, 8/1/2042	25,000	24,178
3.90%, 2/1/2035	19,000	19,384
4.10%, 4/15/2043	35,000	34,825
4.20%, 10/17/2028 (a)	25,000	27,209
4.55%, 4/1/2046	25,000	26,228
4.95%, 10/17/2048	25,000	27,766
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	15,000	15,900
Kansas City Southern 3.00%, 5/15/2023	50,000	51,192
Norfolk Southern Corp.:
3.15%, 6/1/2027	58,000	60,745
3.25%, 12/1/2021	2,000	2,042
3.65%, 8/1/2025	80,000	85,599
3.80%, 8/1/2028 (a)	15,000	16,569
3.94%, 11/1/2047	5,000	5,458
4.15%, 2/28/2048	10,000	11,280
4.80%, 8/15/2043	3,000	3,505
5.10%, 8/1/2118	15,000	18,268
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	20,000	20,072
Series MTN, 3.50%, 6/1/2021	15,000	15,310
Series MTN, 3.65%, 3/18/2024	25,000	26,281
Union Pacific Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 3/1/2029	$30,000	$32,676
3.80%, 10/1/2051	75,000	80,276
3.88%, 2/1/2055	30,000	31,468
4.05%, 3/1/2046	15,000	16,490
4.16%, 7/15/2022	11,000	11,571
4.30%, 6/15/2042	105,000	118,173
Series MTN, 3.55%, 8/15/2039	35,000	36,727
United Parcel Service, Inc.:
2.80%, 11/15/2024	166,000	171,061
3.40%, 9/1/2049	15,000	15,144
4.25%, 3/15/2049	25,000	28,863
		2,022,346
TRUCKING & LEASING — 0.0% (c)
GATX Corp. 4.35%, 2/15/2024	25,000	26,714
WATER — 0.1%
American Water Capital Corp.:
3.40%, 3/1/2025	5,000	5,240
3.75%, 9/1/2028	50,000	54,314
4.15%, 6/1/2049	25,000	28,681
4.30%, 12/1/2042	8,000	9,103
Aqua America, Inc. 4.28%, 5/1/2049	15,000	16,995
United Utilities PLC 6.88%, 8/15/2028 (a)	11,000	13,590
		127,923
TOTAL CORPORATE BONDS & NOTES (Cost $81,929,566)		86,669,046
Shares
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	244,873	244,898
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (h) (i)	1,080,755	$1,080,755
TOTAL SHORT-TERM INVESTMENTS (Cost $1,325,649)		1,325,653
TOTAL INVESTMENTS — 100.4% (Cost $83,255,215)		87,994,699
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(309,198)
NET ASSETS — 100.0%		$87,685,501
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$86,669,046	$—	$86,669,046
Short-Term Investments	1,325,653	—	—	1,325,653
TOTAL INVESTMENTS	$1,325,653	$86,669,046	$—	$87,994,699
See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,634,009	$1,389,098	$(17)	$4	244,873	$244,898	$402
State Street Institutional U.S. Government Money Market Fund, Class G Shares	320,976	320,976	1,423,028	1,744,004	—	—	—	—	763
State Street Navigator Securities Lending Portfolio III	427,668	427,668	2,409,823	1,756,736	—	—	1,080,755	1,080,755	277
Total		$748,644	$5,466,860	$4,889,838	$(17)	$4		$1,325,653	$1,442
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.2%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$347,194	$351,162
2.50% 6/1/2028	171,565	173,716
2.50%, 10/1/2029	62,542	63,301
2.50%, 1/1/2031	217,922	220,849
2.50%, 6/1/2031	1,115,292	1,130,172
2.50%, 2/1/2033	265,205	268,362
2.50%, 9/1/2046	285,743	285,941
3.00%, 10/1/2026	246,223	251,935
3.00%, 3/1/2027	439,718	450,497
3.00%, 2/1/2029	47,482	48,739
3.00%, 7/1/2029	97,174	99,703
3.00%, 8/1/2029	282,393	289,742
3.00%, 9/1/2029	67,220	68,969
3.00%, 11/1/2031	489,327	501,803
3.00%, 2/1/2032	256,496	263,039
3.00%, 1/1/2033	906,316	928,494
3.00%, 2/1/2033	416,892	427,094
3.00%, 5/1/2033	271,569	277,783
3.00%, 4/1/2035	715,452	736,874
3.00%, 5/1/2035	222,808	229,479
3.00%, 6/1/2035	781,318	804,712
3.00%, 7/1/2035	455,290	468,923
3.00%, 4/1/2036	444,203	457,503
3.00%, 9/1/2036	574,705	591,626
3.00%, 1/1/2038	409,807	421,974
3.00%, 2/1/2038	919,708	947,734
3.00%, 11/1/2042	1,138,290	1,172,616
3.00%, 1/1/2043	931,798	959,897
3.00% 2/1/2043	1,314,826	1,354,398
3.00%, 3/1/2043	386,501	397,670
3.00%, 6/1/2043	107,333	110,434
3.00%, 7/1/2043	209,824	215,887
3.00%, 8/1/2043	104,330	107,345
3.00%, 9/1/2043	111,411	114,630
3.00%, 10/1/2043	112,780	116,038
3.00%, 1/1/2045	1,305,586	1,341,081
3.00%, 6/1/2045	149,723	153,666
3.00% 7/1/2045	1,192,446	1,223,843
3.00%, 8/1/2045	1,096,621	1,129,613
3.00%, 5/1/2046	395,645	405,330
3.00%, 6/1/2046	286,557	293,572
3.00%, 8/1/2046	292,814	299,982
3.00%, 9/1/2046	451,792	462,851
3.00%, 10/1/2046	1,710,749	1,752,627
3.00%, 11/1/2046	481,539	493,327
3.00%, 12/1/2046	1,006,133	1,031,273
3.00%, 1/1/2047	790,932	810,293
3.00% 7/1/2047	2,428,630	2,487,036
3.00%, 8/1/2048	1,994,492	2,046,267
3.50%, 3/1/2021	64,515	64,890
Security Description	Principal Amount	Value
3.50%, 2/1/2026	$197,936	$204,835
3.50%, 10/1/2026	152,217	157,857
3.50%, 1/1/2029	46,567	48,225
3.50%, 6/1/2029	78,125	81,048
3.50%, 8/1/2029	47,825	49,614
3.50%, 2/1/2030	31,583	32,769
3.50%, 1/1/2034	498,203	515,400
3.50%, 8/1/2034	486,230	504,306
3.50%, 7/1/2035	246,336	255,988
3.50%, 2/1/2039	353,076	365,505
3.50%, 3/1/2039	1,178,063	1,219,014
3.50%, 4/1/2039	532,827	552,088
3.50%, 2/1/2042	1,160,416	1,219,563
3.50%, 7/1/2042	22,854	24,021
3.50%, 9/1/2042	390,309	410,056
3.50%, 3/1/2043	190,191	199,201
3.50%, 5/1/2043	514,240	538,602
3.50%, 11/1/2043	99,099	103,794
3.50%, 1/1/2044	989,392	1,039,449
3.50%, 5/1/2044	374,076	390,232
3.50%, 6/1/2044	212,300	221,588
3.50%, 8/1/2044	96,081	100,285
3.50%, 10/1/2044	1,526,863	1,593,664
3.50%, 11/1/2044	163,110	170,246
3.50%, 12/1/2044	376,715	393,197
3.50% 1/1/2045	805,206	840,031
3.50%, 2/1/2045	358,457	374,140
3.50% 7/1/2045	304,867	317,805
3.50%, 8/1/2045	356,486	370,590
3.50%, 10/1/2045	357,970	372,133
3.50%, 11/1/2045	263,321	273,740
3.50% 12/1/2045	701,395	729,977
3.50%, 1/1/2046	510,778	530,988
3.50% 3/1/2046	2,044,621	2,125,391
3.50%, 5/1/2046	574,423	597,626
3.50% 12/1/2046	966,265	1,005,296
3.50%, 2/1/2047	572,075	595,183
3.50%, 6/1/2047	752,057	778,625
3.50%, 8/1/2047	778,560	806,064
3.50%, 10/1/2047	3,934,760	4,073,764
3.50% 11/1/2047	3,777,990	3,953,801
3.50%, 12/1/2047	566,384	586,393
3.50%, 5/1/2048	200,823	206,432
3.50% 6/1/2048	1,215,202	1,249,565
3.50%, 11/1/2048	347,109	356,804
3.50% 4/1/2049	4,895,568	5,027,160
3.50%, 9/1/2049	1,292,949	1,327,887
4.00%, 5/1/2021	14,180	14,239
4.00%, 2/1/2027	521,373	544,029
4.00%, 11/1/2033	171,124	178,630
4.00%, 6/1/2035	179,031	189,687
4.00% 10/1/2040	1,510,374	1,615,185
4.00%, 12/1/2041	115,993	124,058
4.00%, 2/1/2042	305,987	327,085
4.00%, 4/1/2042	56,381	60,302

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/1/2042	$193,496	$206,172
4.00%, 10/1/2043	273,963	292,986
4.00% 5/1/2044	141,814	150,286
4.00%, 7/1/2044	248,668	263,523
4.00%, 8/1/2044	238,194	252,286
4.00%, 10/1/2044	208,045	220,474
4.00%, 11/1/2044	406,097	430,122
4.00%, 12/1/2044	57,499	60,934
4.00%, 4/1/2045	86,385	91,230
4.00%, 5/1/2045	1,144,654	1,224,136
4.00%, 10/1/2045	284,572	300,530
4.00%, 12/1/2045	406,552	429,351
4.00%, 1/1/2046	1,123,182	1,186,169
4.00%, 6/1/2047	417,315	437,248
4.00%, 7/1/2047	221,813	232,409
4.00%, 8/1/2047	757,438	793,619
4.00%, 9/1/2047	371,491	389,236
4.00%, 12/1/2047	405,941	425,332
4.00%, 4/1/2048	732,399	762,062
4.00%, 5/1/2048	826,548	860,012
4.00% 7/1/2048	875,378	910,825
4.00%, 10/1/2048	450,463	468,707
4.00%, 11/1/2048	428,946	446,312
4.00%, 3/1/2049	3,002,510	3,129,377
4.00%, 6/1/2049	3,797,219	3,945,018
4.00% 7/1/2049	5,466,298	5,721,955
4.00%, 8/1/2049	1,156,787	1,202,244
4.50%, 2/1/2039	85,266	91,757
4.50%, 7/1/2041	200,118	217,138
4.50%, 9/1/2041	57,833	62,752
4.50%, 10/1/2041	449,945	488,385
4.50%, 10/1/2043	117,674	126,984
4.50%, 3/1/2044	162,473	175,002
4.50%, 7/1/2044	532,676	573,789
4.50%, 10/1/2044	309,518	333,233
4.50%, 7/1/2045	484,649	526,054
4.50%, 8/1/2045	58,351	62,501
4.50%, 7/1/2047	797,018	858,482
4.50%, 12/1/2047	582,065	617,417
4.50%, 7/1/2048	283,562	298,968
4.50%, 8/1/2048	892,799	942,909
4.50%, 11/1/2048	176,050	186,030
4.50%, 3/1/2049	262,770	277,029
4.50%, 5/1/2049	1,882,350	1,987,154
5.00%, 12/1/2033	470,627	517,367
5.00%, 9/1/2038	38,636	42,585
5.00%, 9/1/2039	174,928	193,293
5.00%, 12/1/2041	126,852	139,905
5.00%, 7/1/2048	728,173	782,659
5.00%, 9/1/2048	507,278	545,232
5.50%, 9/1/2035	3,764	4,259
5.50%, 6/1/2036	8,597	9,709
5.50%, 12/1/2036	19,071	21,537
5.50%, 7/1/2037	249,782	282,079
5.50%, 4/1/2038	183,032	205,982
Security Description	Principal Amount	Value
5.50%, 5/1/2038	$3,043	$3,424
5.50%, 8/1/2038	287,134	324,274
6.00%, 7/1/2040	514,205	596,048
Federal National Mortgage Association:
2.00%, 11/1/2031	201,653	200,683
2.50%, 12/1/2027	1,177,991	1,190,937
2.50% 7/1/2028	474,354	480,059
2.50%, 8/1/2028	230,042	232,809
2.50%, 10/1/2028	109,015	110,327
2.50% 3/1/2029	626,505	633,663
2.50%, 2/1/2030	86,305	87,310
2.50%, 5/1/2030	118,877	120,412
2.50%, 6/1/2030	2,102,184	2,129,340
2.50%, 7/1/2030	104,047	105,392
2.50%, 8/1/2030	2,534,335	2,563,862
2.50%, 9/1/2031	1,323,628	1,340,608
2.50% 10/1/2031	1,296,136	1,312,764
2.50% 11/1/2031	1,314,300	1,331,206
2.50%, 12/1/2031	457,192	463,057
2.50%, 10/1/2032	114,788	116,098
2.50%, 12/1/2032	279,875	283,067
3.00%, 12/1/2026	64,311	65,770
3.00%, 2/1/2027	34,340	35,119
3.00%, 8/1/2027	497,374	508,658
3.00%, 6/1/2028	1,699,775	1,740,586
3.00%, 10/1/2028	95,387	97,757
3.00%, 11/1/2028	135,978	139,593
3.00%, 6/1/2029	71,432	73,362
3.00%, 7/1/2029	138,313	141,839
3.00% 8/1/2029	175,767	180,248
3.00%, 9/1/2029	74,676	76,580
3.00%, 4/1/2030	213,003	218,443
3.00% 5/1/2030	2,118,217	2,169,074
3.00%, 6/1/2030	93,109	95,486
3.00%, 9/1/2030	78,823	80,836
3.00%, 12/1/2030	98,964	101,491
3.00%, 4/1/2031	160,210	164,216
3.00%, 11/1/2032	994,261	1,023,896
3.00% 12/1/2032	1,325,486	1,357,747
3.00%, 1/1/2033	355,703	364,217
3.00%, 2/1/2034	399,232	408,173
3.00%, 10/1/2034	778,694	796,592
3.00%, 1/1/2035	172,766	177,865
3.00%, 2/1/2035	240,906	248,017
3.00%, 2/1/2036	234,873	241,788
3.00%, 12/1/2036	406,464	423,509
3.00%, 8/1/2037	397,693	409,300
3.00%, 3/1/2038	3,377,962	3,476,548
3.00%, 9/1/2042	241,171	248,314
3.00%, 10/1/2042	446,577	459,805
3.00%, 12/1/2042	201,672	207,907
3.00%, 2/1/2043	573,316	590,298
3.00% 4/1/2043	839,346	863,150
3.00% 5/1/2043	692,275	711,907

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00% 6/1/2043	$874,566	$899,369
3.00% 7/1/2043	309,211	317,979
3.00% 8/1/2043	837,598	861,351
3.00%, 9/1/2043	184,782	190,022
3.00%, 1/1/2044	98,459	101,251
3.00%, 10/1/2044	196,399	202,217
3.00%, 1/1/2045	580,120	595,536
3.00%, 4/1/2045	503,364	516,351
3.00%, 5/1/2045	208,932	214,323
3.00%, 8/1/2045	873,003	897,761
3.00% 11/1/2045	589,632	604,845
3.00%, 12/1/2045	257,112	263,746
3.00%, 5/1/2046	272,673	279,202
3.00% 9/1/2046	5,122,492	5,263,227
3.00% 10/1/2046	1,802,081	1,845,232
3.00% 11/1/2046	1,958,038	2,006,725
3.00% 1/1/2047	1,480,102	1,515,543
3.00% 3/1/2047	1,138,967	1,168,026
3.00%, 4/1/2047	980,710	1,006,014
3.00%, 7/1/2047	10,330,989	10,578,364
3.00%, 8/1/2047	1,041,756	1,066,700
3.50%, 12/1/2025	115,849	119,990
3.50%, 1/1/2026	16,409	16,964
3.50%, 1/1/2027	100,892	104,302
3.50%, 1/1/2028	168,233	174,103
3.50%, 1/1/2029	118,262	122,404
3.50%, 5/1/2029	166,942	173,118
3.50%, 10/1/2029	51,795	53,711
3.50%, 12/1/2030	152,191	157,840
3.50%, 3/1/2031	905,619	939,236
3.50%, 9/1/2032	1,337,605	1,390,083
3.50%, 6/1/2033	370,275	382,922
3.50%, 4/1/2034	644,196	673,382
3.50%, 6/1/2034	287,331	298,844
3.50%, 11/1/2034	472,232	491,153
3.50%, 7/1/2037	375,669	389,938
3.50%, 11/1/2037	324,040	336,329
3.50%, 12/1/2038	432,935	448,091
3.50%, 9/1/2040	1,256,039	1,310,283
3.50%, 12/1/2040	265,790	279,611
3.50%, 1/1/2041	263,222	276,910
3.50% 5/1/2042	972,812	1,022,038
3.50%, 6/1/2042	406,547	427,119
3.50%, 1/1/2043	123,296	129,536
3.50% 5/1/2043	281,611	294,797
3.50%, 6/1/2043	896,137	938,096
3.50%, 1/1/2044	137,937	144,396
3.50%, 5/1/2044	598,021	631,383
3.50%, 9/1/2044	389,653	408,442
3.50%, 10/1/2044	80,020	83,476
3.50% 1/1/2045	384,124	400,714
3.50% 2/1/2045	2,214,736	2,326,807
3.50%, 3/1/2045	208,191	219,275
3.50%, 4/1/2045	193,624	201,180
3.50% 5/1/2045	838,678	878,032
Security Description	Principal Amount	Value
3.50%, 7/1/2045	$2,963,149	$3,078,790
3.50% 8/1/2045	4,522,509	4,747,588
3.50%, 9/1/2045	1,089,598	1,144,527
3.50%, 11/1/2045	382,842	397,783
3.50% 12/1/2045	860,339	893,916
3.50% 2/1/2046	1,476,699	1,534,831
3.50%, 4/1/2046	652,703	678,717
3.50%, 6/1/2046	550,770	572,722
3.50% 8/1/2046	9,007,084	9,400,397
3.50%, 10/1/2046	788,750	820,186
3.50%, 2/1/2047	761,967	792,336
3.50%, 3/1/2047	892,231	923,252
3.50%, 4/1/2047	590,862	611,405
3.50% 5/1/2047	6,866,108	7,157,166
3.50% 9/1/2047	1,027,327	1,067,462
3.50%, 10/1/2047	413,701	428,084
3.50% 11/1/2047	9,291,050	9,658,666
3.50%, 12/1/2047	1,065,999	1,103,062
3.50% 1/1/2048	4,899,859	5,070,218
3.50% 2/1/2048	1,135,088	1,176,693
3.50%, 5/1/2048	386,896	407,011
3.50%, 6/1/2048	1,031,034	1,059,219
3.50%, 9/1/2048	183,846	189,038
3.50%, 4/1/2049	247,643	258,624
3.50%, 8/1/2049	2,246,247	2,306,481
3.50%, 10/1/2049	6,548,406	6,725,357
4.00%, 5/1/2020	167	167
4.00%, 7/1/2021	10,828	10,938
4.00%, 8/1/2026	53,108	55,389
4.00%, 11/1/2033	229,740	239,772
4.00%, 1/1/2034	222,417	235,536
4.00%, 5/1/2037	186,583	196,506
4.00%, 9/1/2038	506,282	529,570
4.00%, 9/1/2040	1,381,660	1,477,485
4.00%, 10/1/2040	264,718	283,077
4.00%, 12/1/2040	222,481	237,912
4.00%, 2/1/2041	308,259	329,639
4.00%, 10/1/2041	87,078	93,117
4.00%, 12/1/2041	107,150	114,536
4.00%, 4/1/2042	406,779	433,227
4.00%, 9/1/2043	467,774	497,171
4.00% 10/1/2043	680,412	722,646
4.00%, 12/1/2043	141,700	150,286
4.00%, 2/1/2044	134,928	143,104
4.00%, 5/1/2044	503,560	536,783
4.00%, 6/1/2044	103,228	109,336
4.00% 7/1/2044	344,323	364,698
4.00%, 8/1/2044	443,897	487,072
4.00%, 9/1/2044	73,405	77,749
4.00% 10/1/2044	87,943	93,147
4.00%, 12/1/2044	124,935	132,328
4.00%, 6/1/2045	710,572	752,619
4.00%, 8/1/2045	934,471	991,096
4.00% 9/1/2045	197,378	208,332
4.00% 12/1/2045	1,542,797	1,652,822

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2046	$165,505	$173,919
4.00% 4/1/2046	1,091,669	1,152,178
4.00%, 6/1/2046	254,086	274,313
4.00%, 7/1/2046	423,896	445,447
4.00%, 9/1/2046	266,776	292,233
4.00%, 2/1/2047	316,993	342,433
4.00%, 4/1/2047	939,951	984,320
4.00%, 5/1/2047	1,401,601	1,467,760
4.00%, 6/1/2047	232,217	243,178
4.00% 7/1/2047	2,075,432	2,173,398
4.00% 8/1/2047	2,221,716	2,338,246
4.00%, 9/1/2047	713,861	747,557
4.00%, 10/1/2047	4,031,556	4,221,858
4.00%, 1/1/2048	402,846	421,861
4.00% 5/1/2048	1,021,015	1,061,756
4.00%, 7/1/2048	539,354	561,561
4.00%, 8/1/2048	1,012,509	1,052,911
4.00% 11/1/2048	6,015,962	6,256,841
4.00%, 12/1/2048	2,120,043	2,204,638
4.00%, 3/1/2049	424,619	441,304
4.00%, 4/1/2049	637,851	687,414
4.00%, 5/1/2049	491,711	511,033
4.00%, 7/1/2049	473,379	491,981
4.50%, 11/1/2024	25,406	26,393
4.50%, 4/1/2031	68,275	72,754
4.50%, 5/1/2041	178,330	193,476
4.50%, 9/1/2041	105,821	114,766
4.50%, 1/1/2042	207,149	224,658
4.50% 9/1/2043	443,820	481,066
4.50%, 10/1/2043	182,557	196,891
4.50%, 12/1/2043	264,158	284,898
4.50%, 3/1/2044	74,692	80,418
4.50%, 4/1/2044	57,021	61,392
4.50%, 5/1/2044	198,528	214,115
4.50% 6/1/2044	317,534	341,876
4.50%, 10/1/2044	243,163	261,804
4.50%, 5/1/2045	484,595	539,732
4.50%, 8/1/2046	430,427	467,326
4.50%, 8/1/2047	272,596	288,983
4.50%, 9/1/2047	552,280	585,482
4.50%, 12/1/2047	491,629	521,184
4.50%, 8/1/2048	852,656	900,398
4.50%, 9/1/2048	4,921,987	5,197,580
4.50%, 10/1/2048	331,094	349,633
4.50%, 11/1/2048	2,309,535	2,438,851
4.50%, 12/1/2048	810,014	855,368
4.50%, 4/1/2049	1,358,529	1,434,239
5.00%, 6/1/2039	415,873	456,950
5.00%, 8/1/2039	499,965	552,194
5.00%, 6/1/2040	271,915	299,744
5.00%, 7/1/2040	136,901	150,912
5.00%, 9/1/2040	134,184	147,917
5.00%, 2/1/2041	89,902	99,103
5.00%, 3/1/2042	216,801	238,989
5.00%, 7/1/2044	61,959	67,226
Security Description	Principal Amount	Value
5.00%, 1/1/2045	$76,749	$83,272
5.00%, 8/1/2048	372,441	416,159
5.00%, 1/1/2049	500,689	536,431
5.50%, 1/1/2035	324,930	366,017
5.50%, 4/1/2036	164,413	185,921
5.50%, 11/1/2038	68,457	76,998
5.50%, 12/1/2038	31,253	35,292
5.50%, 12/1/2039	66,512	74,810
5.50%, 7/1/2041	144,251	162,798
6.00%, 1/1/2037	23,864	26,643
6.00%, 9/1/2037	47,925	55,532
6.00%, 9/1/2039	36,438	42,090
6.00%, 6/1/2040	87,846	101,649
6.00%, 10/1/2040	113,393	131,372
TBA, 2.00%, 10/1/2034 (a)	1,750,000	1,736,586
TBA, 2.50%, 10/1/2034 (a)	11,100,000	11,195,571
TBA, 2.50%, 10/1/2049 (a)	3,000,000	2,985,375
TBA, 3.00%, 10/1/2034 (a)	7,675,000	7,843,313
TBA, 3.00%, 10/1/2049 (a)	35,425,000	35,949,290
TBA, 3.50%, 10/1/2034 (a)	5,500,000	5,687,880
TBA, 3.50%, 10/1/2049 (a)	16,500,000	16,921,245
TBA, 4.00%, 10/1/2049 (a)	29,750,000	30,865,625
TBA, 4.50%, 10/1/2049 (a)	14,750,000	15,527,620
TBA, 5.00%, 10/1/2049 (a)	6,000,000	6,426,840
Government National Mortgage Association:
2.50%, 1/20/2043	75,208	76,289
2.50%, 12/20/2046	382,295	386,758
3.00%, 5/20/2032	486,491	499,043
3.00%, 5/15/2042	127,954	132,231
3.00%, 7/20/2042	239,020	247,100
3.00%, 8/20/2042	300,469	310,626
3.00%, 12/20/2042	306,147	316,496
3.00%, 1/20/2043	465,087	480,808
3.00%, 3/20/2043	367,898	380,500
3.00%, 4/20/2043	224,969	232,676
3.00%, 8/20/2043	649,580	671,832
3.00%, 10/20/2043	555,331	574,353
3.00%, 12/20/2044	130,105	134,299
3.00%, 2/15/2045	122,499	126,264
3.00%, 3/15/2045	115,668	119,249
3.00%, 3/20/2045	69,201	71,376
3.00%, 4/20/2045	211,041	217,675
3.00%, 5/20/2045	271,476	280,011
3.00%, 6/20/2045	581,873	600,165
3.00%, 8/20/2045	109,108	112,538
3.00%, 12/20/2045	306,487	316,122
3.00%, 1/20/2046	450,879	465,054
3.00% 2/20/2046	6,354,929	6,564,417
3.00%, 5/20/2046	383,829	395,460
3.00%, 7/20/2046	276,319	284,693
3.00%, 8/20/2046	572,846	590,205
3.00%, 9/20/2046	1,811,000	1,865,879
3.00%, 10/20/2046	1,543,650	1,590,428
3.00%, 12/20/2046	925,032	953,064

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/20/2047	$565,806	$582,952
3.00%, 6/20/2047	177,204	182,060
3.00%, 10/20/2047	1,267,528	1,302,265
3.00%, 11/20/2047	903,240	927,993
3.00%, 1/20/2048	236,231	242,704
3.00%, 9/20/2048	756,741	777,480
3.00%, 12/20/2048	348,303	357,849
3.50%, 12/20/2041	231,279	242,268
3.50%, 2/15/2042	211,211	222,037
3.50%, 4/15/2042	90,822	95,477
3.50%, 6/20/2042	530,779	559,047
3.50%, 10/20/2042	394,554	415,567
3.50%, 11/20/2042	67,378	70,966
3.50%, 2/20/2043	207,331	218,632
3.50% 3/20/2043	235,595	249,297
3.50% 4/20/2043	278,413	292,915
3.50%, 5/20/2043	219,500	230,500
3.50%, 7/20/2043	529,109	555,625
3.50%, 9/20/2043	271,208	284,800
3.50%, 10/20/2043	1,403,885	1,474,242
3.50%, 3/20/2044	161,326	169,386
3.50%, 4/20/2044	229,034	240,476
3.50%, 5/20/2044	242,342	254,450
3.50%, 6/20/2044	3,746,518	3,933,693
3.50%, 7/20/2044	122,761	128,894
3.50%, 8/20/2044	178,161	187,062
3.50%, 10/20/2044	76,531	80,355
3.50%, 12/20/2044	51,217	53,776
3.50%, 1/20/2045	832,583	874,179
3.50%, 2/20/2045	51,149	53,704
3.50%, 3/20/2045	64,373	67,254
3.50% 4/20/2045	211,519	221,474
3.50%, 5/20/2045	562,880	588,074
3.50%, 6/20/2045	114,700	119,833
3.50%, 7/20/2045	975,646	1,019,315
3.50%, 9/20/2045	306,185	319,890
3.50%, 10/20/2045	1,039,436	1,085,960
3.50%, 11/20/2045	710,117	741,901
3.50%, 12/20/2045	74,584	77,923
3.50%, 1/20/2046	258,492	270,061
3.50%, 2/20/2046	128,518	134,270
3.50%, 4/20/2046	2,637,712	2,752,332
3.50%, 6/20/2046	1,736,982	1,812,462
3.50%, 7/20/2046	874,717	912,727
3.50%, 8/20/2046	1,071,383	1,117,939
3.50%, 9/20/2046	1,196,052	1,248,026
3.50%, 10/20/2046	1,326,017	1,383,638
3.50%, 12/20/2046	718,532	749,755
3.50%, 1/20/2047	268,073	279,722
3.50%, 2/20/2047	728,983	760,661
3.50%, 3/20/2047	979,077	1,017,853
3.50%, 5/20/2047	1,049,092	1,090,641
3.50%, 6/20/2047	583,557	606,669
3.50%, 8/20/2047	1,233,025	1,281,858
3.50%, 9/20/2047	1,886,567	1,961,284
Security Description	Principal Amount	Value
3.50%, 10/20/2047	$653,839	$679,734
3.50%, 12/20/2047	2,585,884	2,688,297
3.50%, 1/20/2048	3,343,348	3,475,761
3.50%, 2/20/2048	3,375,228	3,508,903
3.50%, 6/20/2048	274,629	284,553
3.50%, 8/20/2048	207,113	214,598
3.50%, 2/20/2049	379,578	393,295
3.50%, 8/20/2049	2,894,006	3,003,279
3.50%, 9/20/2049	3,975,000	4,125,090
4.00%, 2/15/2040	8,137	8,611
4.00%, 4/15/2040	113,104	120,035
4.00%, 11/20/2041	108,823	115,865
4.00%, 2/20/2042	120,605	128,409
4.00%, 5/20/2042	104,519	111,097
4.00%, 8/20/2042	48,167	51,199
4.00%, 8/20/2043	125,200	132,878
4.00%, 11/20/2043	794,002	842,696
4.00%, 3/20/2044	139,686	148,014
4.00%, 7/15/2044	146,650	155,581
4.00%, 7/20/2044	140,885	149,284
4.00%, 8/20/2044	334,970	354,940
4.00%, 12/20/2044	349,513	370,350
4.00%, 1/20/2045	122,298	129,590
4.00%, 2/20/2045	370,731	392,833
4.00%, 5/15/2045	78,873	83,662
4.00%, 6/15/2045	95,921	101,745
4.00%, 7/20/2045	492,987	521,406
4.00%, 8/20/2045	98,063	103,716
4.00%, 10/20/2045	190,846	201,848
4.00%, 11/20/2045	504,585	533,673
4.00%, 1/20/2046	120,741	127,701
4.00%, 4/20/2046	408,261	431,796
4.00%, 5/20/2046	900,178	946,144
4.00%, 3/20/2047	583,356	611,808
4.00%, 4/20/2047	148,065	155,286
4.00%, 5/20/2047	367,580	385,508
4.00%, 6/20/2047	385,841	404,659
4.00%, 8/20/2047	418,290	438,691
4.00%, 9/20/2047	214,977	225,462
4.00%, 11/20/2047	2,207,806	2,315,487
4.00%, 12/20/2047	709,171	743,760
4.00%, 2/20/2048	4,884,382	5,122,606
4.00%, 3/20/2048	4,844,826	5,081,121
4.00%, 6/20/2048	889,181	925,333
4.00%, 8/20/2048	418,931	435,964
4.00%, 9/20/2048	522,058	543,283
4.00%, 11/20/2048	1,292,351	1,344,894
4.00%, 3/20/2049	923,418	962,973
4.00%, 5/20/2049	2,222,252	2,317,442
4.00%, 7/20/2049	5,372,939	5,603,089
4.50%, 6/15/2039	24,970	26,975
4.50%, 4/15/2040	119,398	128,046
4.50%, 6/15/2040	92,924	99,654
4.50%, 9/20/2040	107,327	115,342
4.50%, 3/15/2041	60,325	64,694

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/15/2041	$29,232	$31,323
4.50%, 7/15/2041	41,498	44,467
4.50%, 7/20/2041	198,982	213,690
4.50%, 12/20/2041	173,837	186,819
4.50%, 10/20/2043	45,602	49,032
4.50%, 12/20/2043	122,858	132,098
4.50%, 1/20/2044	96,078	103,303
4.50%, 4/20/2044	140,554	151,125
4.50%, 5/20/2045	76,093	81,536
4.50%, 10/20/2045	113,406	121,517
4.50%, 11/20/2045	300,601	322,103
4.50%, 6/20/2046	242,152	259,473
4.50%, 7/20/2046	136,249	145,995
4.50%, 12/20/2046	527,375	567,038
4.50%, 8/20/2047	279,284	294,074
4.50%, 12/20/2047	163,320	171,969
4.50%, 3/20/2048	203,105	213,861
4.50%, 4/20/2048	2,790,549	2,938,323
4.50%, 6/20/2048	318,440	332,450
4.50%, 8/20/2048	365,304	381,374
4.50%, 9/20/2048	720,626	752,328
4.50%, 11/20/2048	499,580	521,558
4.50%, 12/20/2048	820,515	856,613
4.50%, 2/20/2049	1,914,554	1,998,782
4.50%, 3/20/2049	3,171,604	3,311,133
4.50%, 4/20/2049	1,468,516	1,549,420
4.50%, 6/20/2049	2,350,413	2,479,904
4.50%, 7/20/2049	1,492,054	1,574,255
5.00%, 12/15/2038	38,060	42,730
5.00%, 5/15/2039	47,528	51,376
5.00%, 11/20/2042	168,689	182,546
5.00%, 3/20/2043	33,539	36,363
5.00%, 4/20/2043	80,815	87,454
5.00%, 5/20/2043	29,714	32,155
5.00%, 8/20/2043	137,706	150,462
5.00%, 5/20/2044	72,042	78,715
5.00%, 6/20/2044	44,318	48,423
5.00%, 7/20/2044	110,578	120,906
5.00%, 12/20/2045	533,704	583,139
5.00%, 4/20/2048	120,710	127,326
Security Description	Principal Amount	Value
5.00%, 7/20/2048	$311,365	$327,905
5.00%, 10/20/2048	518,837	546,399
5.00%, 4/20/2049	1,943,295	2,046,526
5.50%, 9/15/2035	30,810	32,587
5.50%, 7/15/2038	12,461	13,592
5.50%, 3/15/2039	86,762	99,659
6.00%, 8/15/2040	31,354	36,886
6.00%, 9/15/2040	56,518	66,739
6.00%, 1/20/2046	187,133	215,546
TBA, 2.50%, 10/1/2049 (a)	750,000	757,185
TBA, 3.00%, 10/1/2049 (a)	18,350,000	18,825,081
TBA, 3.50%, 10/1/2049 (a)	14,570,000	15,092,917
TBA, 4.00%, 10/1/2049 (a)	6,450,000	6,707,032
TBA, 5.00%, 10/1/2049 (a)	4,200,000	4,427,472
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $616,132,744)		619,389,821
	Shares
SHORT-TERM INVESTMENT — 72.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c) (Cost $455,343,492)	455,308,526	455,354,057
TOTAL INVESTMENTS — 172.1% (Cost $1,071,476,236)		1,074,743,878
LIABILITIES IN EXCESS OF OTHER ASSETS — (72.1)%		(450,385,508)
NET ASSETS — 100.0%		$624,358,370
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$619,389,821	$—	$619,389,821
Short-Term Investment	455,354,057	—	—	455,354,057
TOTAL INVESTMENTS	$455,354,057	$619,389,821	$—	$1,074,743,878
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$473,450,667	$18,106,731	$(444)	$10,565	455,308,526	$455,354,057	$148,539
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,526,747	9,526,747	28,319,640	37,846,387	—	—	—	—	62,504
Total		$9,526,747	$501,770,307	$55,953,118	$(444)	$10,565		$455,354,057	$211,043
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.3%
ADVERTISING — 0.7%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$4,351,000	$196,535
Affinion Group, Inc. PIK 12.50%, 11/10/2022 (a)	3,053,956	1,853,751
Lamar Media Corp.:
5.00%, 5/1/2023	3,179,000	3,240,577
5.38%, 1/15/2024	3,605,000	3,701,614
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	6,220,000	5,680,477
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. PIK 2.09%, 12/31/2023 (a) (b)	1,544,211	1,339,603
National CineMedia LLC 6.00%, 4/15/2022	2,732,000	2,762,735
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.63%, 2/15/2024	2,746,000	2,829,369
		21,604,661
AEROSPACE & DEFENSE — 2.1%
Arconic, Inc.:
5.40%, 4/15/2021 (c)	7,718,000	7,998,395
5.87%, 2/23/2022 (c)	4,836,000	5,155,079
6.15%, 8/15/2020	9,158,000	9,437,868
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	4,672,000	4,751,985
6.00%, 10/15/2022 (a)	8,268,000	8,227,652
6.13%, 1/15/2023 (a)	7,195,500	7,272,492
8.75%, 12/1/2021 (a)	8,114,000	8,831,846
TransDigm, Inc.:
6.00%, 7/15/2022	8,074,000	8,190,427
6.50%, 7/15/2024	6,798,925	7,015,199
Triumph Group, Inc.:
4.88%, 4/1/2021	1,021,000	1,021,776
6.25%, 9/15/2024 (a)	2,026,000	2,111,700
		70,014,419
AGRICULTURE — 0.1%
Pyxus International, Inc. 9.88%, 7/15/2021 (c)	4,130,900	2,830,493
AIRLINES — 0.8%
Air Canada 7.75%, 4/15/2021 (a)	1,330,000	1,426,146
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (c)	2,894,000	2,914,403
5.00%, 6/1/2022 (a)	6,423,000	6,655,769
5.50%, 10/1/2019 (a)	4,243,000	4,243,000
United Airlines Holdings, Inc.:
4.25%, 10/1/2022 (c)	2,375,900	2,456,704
4.88%, 1/15/2025	1,305,000	1,372,677
Security Description	Principal Amount	Value
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (a)	$2,274,000	$2,325,779
8.50%, 11/15/2019 (a)	2,066,000	2,071,289
WestJet Airlines, Ltd. 3.50%, 6/16/2021 (a)	1,843,000	1,872,783
		25,338,550
APPAREL — 0.2%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a) (c)	5,086,000	5,357,491
AUTO MANUFACTURERS — 1.1%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a) (c)	2,992,000	2,650,344
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	4,742,000	4,848,837
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020	11,188,000	11,282,986
5.25%, 4/15/2023	9,538,180	10,195,456
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a)	155,000	154,479
4.25%, 11/15/2019 (a) (c)	2,219,000	2,217,669
5.63%, 2/1/2023 (a) (c)	4,025,000	3,991,874
		35,341,645
AUTO PARTS & EQUIPMENT — 0.4%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	2,888,000	2,922,396
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023 (c)	5,438,000	5,513,262
Meritor, Inc. 6.25%, 2/15/2024	4,466,000	4,592,656
Titan International, Inc. 6.50%, 11/30/2023 (c)	2,162,000	1,718,919
		14,747,233
BANKS — 1.3%
Barclays PLC 4.38%, 9/11/2024	6,537,000	6,739,647
CIT Group, Inc.:
4.13%, 3/9/2021 (c)	4,363,000	4,452,049
4.75%, 2/16/2024	4,326,000	4,582,056
5.00%, 8/15/2022	8,024,000	8,500,626
5.00%, 8/1/2023	4,571,000	4,875,246
Freedom Mortgage Corp. 8.13%, 11/15/2024 (a)	50,000	46,240
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	13,593,000	13,991,139
		43,187,003
BEVERAGES — 0.1%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	3,396,000	3,227,966

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 1.1%
Associated Materials LLC/AMH New Finance, Inc. 9.00%, 1/1/2024 (a)	$4,020,000	$3,514,967
Boise Cascade Co. 5.63%, 9/1/2024 (a)	1,546,000	1,598,007
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	4,704,000	4,902,227
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (c)	2,721,000	2,041,784
Griffon Corp. 5.25%, 3/1/2022	6,882,000	6,936,643
Louisiana-Pacific Corp. 4.88%, 9/15/2024	92,000	93,795
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	2,946,000	2,918,661
Standard Industries, Inc.:
5.38%, 11/15/2024 (a)	325,000	334,607
5.50%, 2/15/2023 (a)	5,069,000	5,182,698
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	3,573,000	3,638,064
US Concrete, Inc. 6.38%, 6/1/2024	3,535,000	3,674,032
		34,835,485
CHEMICALS — 2.3%
Ashland LLC 4.75%, 8/15/2022 (c)	7,095,000	7,442,726
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	1,435,000	1,486,029
Blue Cube Spinco LLC 9.75%, 10/15/2023	5,504,000	6,029,192
CF Industries, Inc.:
3.45%, 6/1/2023	815,000	832,107
7.13%, 5/1/2020	3,936,000	4,044,240
Chemours Co. 6.63%, 5/15/2023 (c)	6,201,000	6,129,813
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	3,016,000	2,782,109
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	6,316,000	6,613,799
Eurochem Finance DAC 5.50%, 3/13/2024	2,947,000	3,175,982
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	4,146,000	4,145,710
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA 8.38%, 12/1/2022 (a)	1,563,000	1,628,615
OCI NV 6.63%, 4/15/2023 (a)	6,123,000	6,402,760
PolyOne Corp. 5.25%, 3/15/2023	2,283,000	2,461,964
Security Description	Principal Amount	Value
PQ Corp. 6.75%, 11/15/2022 (a)	$4,650,000	$4,813,912
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a) (c)	3,069,000	2,210,601
TPC Group, Inc. 10.50%, 8/1/2024 (a)	6,681,000	6,982,914
Valvoline, Inc. 5.50%, 7/15/2024	4,026,000	4,188,208
Versum Materials, Inc. 5.50%, 9/30/2024 (a)	310,000	329,998
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	3,617,000	3,762,403
		75,463,082
COAL — 0.2%
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	2,764,000	621,955
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	4,622,000	4,638,824
		5,260,779
COMMERCIAL SERVICES — 3.5%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	2,339,000	1,994,044
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	3,991,000	3,985,772
APX Group, Inc.:
7.63%, 9/1/2023 (c)	3,483,000	3,101,681
7.88%, 12/1/2022 (c)	6,329,000	6,294,823
8.75%, 12/1/2020 (c)	2,369,000	2,340,999
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	4,365,000	4,431,785
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/1/2023	2,390,000	2,438,493
6.38%, 4/1/2024 (a)	1,514,000	1,583,780
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024 (a)	3,925,000	4,078,114
Cenveo Corp. 6.00%, 8/1/2019 (a)	1,066,000	274,495
Hertz Corp.:
6.25%, 10/15/2022 (c)	3,526,500	3,571,322
7.63%, 6/1/2022 (a)	10,257,000	10,677,024
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	5,335,000	5,523,646
LSC Communications, Inc. 8.75%, 10/15/2023 (a)	3,374,000	2,503,812
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a)	3,057,000	2,845,761

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	$4,993,000	$5,009,926
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	7,195,000	7,211,045
5.00%, 4/15/2022 (a)	16,249,000	16,333,982
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	5,181,000	5,321,302
9.25%, 5/15/2023 (a)	9,663,000	10,156,006
Service Corp. International 5.38%, 5/15/2024 (c)	4,880,000	5,034,208
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	346,000	360,674
Sotera Health Topco, Inc. PIK 8.13%, 11/1/2021 (a)	2,278,000	2,279,822
United Rentals North America, Inc. 4.63%, 7/15/2023	6,078,000	6,221,380
WEX, Inc. 4.75%, 2/1/2023 (a)	1,105,000	1,118,083
		114,691,979
COMPUTERS — 2.3%
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	14,891,000	15,131,043
7.13%, 6/15/2024 (a)	10,880,000	11,483,079
Dell, Inc. 4.63%, 4/1/2021 (c)	1,412,000	1,448,867
EMC Corp.:
2.65%, 6/1/2020	13,825,000	13,838,272
3.38%, 6/1/2023 (c)	7,250,000	7,251,523
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a) (c)	6,677,000	3,735,247
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	7,065,000	5,878,857
9.25%, 3/1/2021 (a) (c)	3,173,000	2,981,636
Leidos Holdings, Inc. 4.45%, 12/1/2020	935,360	950,653
NCR Corp.:
5.00%, 7/15/2022	5,650,000	5,711,698
5.88%, 12/15/2021	2,191,000	2,209,930
6.38%, 12/15/2023 (c)	4,934,000	5,068,896
		75,689,701
COSMETICS/PERSONAL CARE — 0.9%
Avon International Capital PLC 6.50%, 8/15/2022 (a)	3,775,000	3,923,433
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	6,186,000	6,448,286
Avon Products, Inc. 7.00%, 3/15/2023 (c)	2,910,000	3,062,746
Security Description	Principal Amount	Value
Edgewell Personal Care Co.:
4.70%, 5/19/2021	$1,952,000	$1,996,564
4.70%, 5/24/2022	3,045,000	3,144,084
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	6,643,000	6,648,514
Revlon Consumer Products Corp.:
5.75%, 2/15/2021 (c)	3,135,000	2,756,606
6.25%, 8/1/2024	2,934,000	1,542,257
		29,522,490
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023 (a)	145,000	149,514
Anixter, Inc.:
5.13%, 10/1/2021	1,252,000	1,305,848
5.50%, 3/1/2023	1,227,000	1,323,099
LKQ Corp. 4.75%, 5/15/2023 (c)	5,780,000	5,869,417
Performance Food Group, Inc. 5.50%, 6/1/2024 (a)	2,630,000	2,695,855
Univar USA, Inc. 6.75%, 7/15/2023 (a) (c)	2,483,000	2,519,897
		13,863,630
DIVERSIFIED FINANCIAL SERVICES — 5.4%
Ally Financial, Inc.:
3.75%, 11/18/2019	4,250,000	4,255,312
3.88%, 5/21/2024	4,544,000	4,703,449
4.13%, 3/30/2020	5,583,500	5,625,767
4.13%, 2/13/2022	4,864,000	4,991,096
4.25%, 4/15/2021	4,676,000	4,770,829
4.63%, 5/19/2022	2,836,000	2,950,036
5.13%, 9/30/2024	639,000	697,673
7.50%, 9/15/2020	3,018,000	3,154,172
8.00%, 3/15/2020 (c)	7,876,000	8,060,613
Avation Capital SA 6.50%, 5/15/2021 (a)	1,854,000	1,916,517
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	11,425,000	11,569,069
goeasy, Ltd. 7.88%, 11/1/2022 (a)	3,076,000	3,205,715
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	2,273,000	2,261,544
Metropolitan Light Co., Ltd. 5.50%, 11/21/2022 (a)	4,219,000	4,342,448
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	6,556,000	6,827,156
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	3,968,700	3,983,027

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Navient Corp.:
5.00%, 10/26/2020	$3,884,000	$3,951,970
5.50%, 1/25/2023 (c)	9,603,000	9,959,847
5.88%, 3/25/2021	2,248,000	2,326,770
6.50%, 6/15/2022	6,652,000	7,121,365
6.63%, 7/26/2021	5,966,000	6,296,397
7.25%, 9/25/2023	3,549,000	3,859,892
Series MTN, 6.13%, 3/25/2024 (c)	5,667,000	5,882,686
Series MTN, 7.25%, 1/25/2022	4,142,000	4,477,295
Series MTN, 8.00%, 3/25/2020	13,623,000	13,895,188
Springleaf Finance Corp.:
5.63%, 3/15/2023 (c)	3,955,000	4,241,382
6.13%, 5/15/2022	7,064,000	7,592,811
6.13%, 3/15/2024	10,217,000	11,017,911
7.75%, 10/1/2021	6,490,000	7,077,605
8.25%, 12/15/2020	6,679,025	7,116,368
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	1,570,000	1,466,710
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	3,335,000	3,449,357
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	4,189,000	4,296,699
		177,344,676
ELECTRIC — 1.7%
AES Corp.:
4.00%, 3/15/2021	2,814,000	2,866,594
4.50%, 3/15/2023	3,571,000	3,653,776
4.88%, 5/15/2023 (c)	6,556,000	6,670,861
Calpine Corp.:
5.38%, 1/15/2023	6,543,000	6,625,180
5.50%, 2/1/2024 (c)	2,910,000	2,948,266
5.88%, 1/15/2024 (a)	5,080,000	5,183,378
6.00%, 1/15/2022 (a)	6,781,000	6,804,937
Clearway Energy Operating LLC 5.38%, 8/15/2024	3,647,000	3,740,728
InterGen NV 7.00%, 6/30/2023 (a) (c)	1,380,000	1,285,787
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	5,613,000	5,801,990
4.25%, 9/15/2024 (a)	4,136,000	4,281,215
TransAlta Corp. 4.50%, 11/15/2022	601,000	620,088
Vistra Energy Corp. 5.88%, 6/1/2023	5,648,000	5,769,206
		56,252,006
Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
WESCO Distribution, Inc.:
5.38%, 12/15/2021	$3,311,000	$3,343,647
5.38%, 6/15/2024	2,503,000	2,589,053
		5,932,700
ELECTRONICS — 0.7%
ADT Security Corp.:
3.50%, 7/15/2022	7,056,100	7,090,957
4.13%, 6/15/2023	4,404,000	4,470,677
6.25%, 10/15/2021	7,181,000	7,645,036
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a) (c)	2,879,000	3,035,186
5.63%, 11/1/2024 (a) (c)	837,000	910,430
		23,152,286
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 8.50%, 11/1/2021	3,058,000	3,140,168
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	1,713,000	1,765,452
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	2,250,875	2,305,864
		7,211,484
ENGINEERING & CONSTRUCTION — 0.0% (d)
Abengoa Abenewco 2 SAU PIK 1.50%, 4/26/2024 (a) (b)	4,407,135	20,537
MasTec, Inc. 4.88%, 3/15/2023	249,000	253,014
		273,551
ENTERTAINMENT — 1.4%
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	1,150,000	1,184,097
Cinemark USA, Inc.:
4.88%, 6/1/2023	5,951,000	6,061,451
5.13%, 12/15/2022	375,000	381,495
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a)	3,608,000	3,833,392
Eldorado Resorts, Inc. 7.00%, 8/1/2023	2,370,000	2,480,513
International Game Technology PLC 6.25%, 2/15/2022 (a)	9,931,000	10,495,081
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	2,645,000	2,788,703
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	3,657,000	3,870,166

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Scientific Games International, Inc. 10.00%, 12/1/2022	$9,950,000	$10,343,622
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	3,440,000	3,563,324
		45,001,844
ENVIRONMENTAL CONTROL — 0.5%
Covanta Holding Corp. 5.88%, 3/1/2024	1,806,000	1,862,510
GFL Environmental, Inc.:
5.38%, 3/1/2023 (a)	2,678,000	2,711,823
5.63%, 5/1/2022 (a)	295,000	301,227
Stericycle, Inc. 5.38%, 7/15/2024 (a)	5,947,000	6,108,283
Tervita Corp. 7.63%, 12/1/2021 (a)	4,052,000	4,120,519
		15,104,362
FOOD — 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 6.63%, 6/15/2024	8,004,000	8,404,840
B&G Foods, Inc. 4.63%, 6/1/2021	2,801,075	2,801,747
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	2,808,000	2,842,735
Dean Foods Co. 6.50%, 3/15/2023 (a)	3,666,000	1,951,962
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	5,472,000	3,064,320
Ingles Markets, Inc. 5.75%, 6/15/2023	2,622,000	2,677,665
JBS Investments GmbH:
6.25%, 2/5/2023 (a)	616,000	628,665
Series REGS, 6.25%, 2/5/2023 (c)	1,303,000	1,329,790
JBS USA LUX SA/JBS USA Finance, Inc. 5.88%, 7/15/2024 (a)	5,370,000	5,529,972
TreeHouse Foods, Inc.:
4.88%, 3/15/2022	5,314,000	5,349,763
6.00%, 2/15/2024 (a)	4,074,000	4,240,260
US Foods, Inc. 5.88%, 6/15/2024 (a)	3,336,000	3,440,784
		42,262,503
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.13%, 1/15/2024	5,555,000	5,736,371
FOREST PRODUCTS & PAPER — 0.2%
Cascades, Inc. 5.50%, 7/15/2022 (a)	3,179,000	3,214,255
Security Description	Principal Amount	Value
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (c)	$2,639,000	$2,639,660
		5,853,915
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp. 5.63%, 5/20/2024	4,587,000	4,917,402
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	2,753,000	2,762,305
Southern Star Central Corp. 5.13%, 7/15/2022 (a) (c)	1,528,000	1,541,248
		9,220,955
HAND & MACHINE TOOLS — 0.2%
Colfax Corp. 6.00%, 2/15/2024 (a)	5,888,000	6,240,456
HEALTH CARE PRODUCTS — 0.9%
Avantor, Inc. 6.00%, 10/1/2024 (a)	731,000	783,098
Hill-Rom Holdings, Inc.:
4.38%, 9/15/2027 (a)	2,208,000	2,263,884
5.75%, 9/1/2023 (a)	3,202,000	3,294,602
Immucor, Inc. 11.13%, 2/15/2022 (a)	1,579,000	1,591,869
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (a)	5,187,000	5,292,867
12.50%, 11/1/2021 (a)	7,270,000	7,758,907
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (c)	6,366,000	6,224,866
Sotera Health Holdings LLC 6.50%, 5/15/2023 (a)	1,811,000	1,853,468
		29,063,561
HEALTH CARE SERVICES — 7.3%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/2023	3,713,000	3,800,293
6.50%, 3/1/2024	2,290,000	2,391,859
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (c)	1,922,000	1,678,732
Centene Corp.:
4.75%, 5/15/2022	8,266,000	8,447,935
5.63%, 2/15/2021	9,878,000	10,018,663
6.13%, 2/15/2024	8,803,000	9,172,374
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (c)	5,124,000	5,129,278
6.25%, 3/31/2023	21,234,000	21,107,658
6.88%, 2/1/2022	16,588,500	12,478,202
8.13%, 6/30/2024 (a)	12,728,000	10,189,655

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
8.63%, 1/15/2024 (a)	$9,571,000	$9,911,919
9.88%, 6/30/2023 (a) (c) (e)	8,613,000	7,433,105
DaVita, Inc. 5.13%, 7/15/2024	9,807,000	9,982,251
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	6,611,000	6,670,896
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	5,387,000	5,437,961
Encompass Health Corp.:
4.50%, 2/1/2028	892,000	904,408
5.75%, 11/1/2024	274,000	277,441
HCA Healthcare, Inc. 6.25%, 2/15/2021	9,507,000	9,960,674
HCA, Inc.:
5.88%, 5/1/2023	5,701,000	6,272,753
7.50%, 2/15/2022	14,960,000	16,588,845
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	6,360,000	6,462,142
Molina Healthcare, Inc. 5.38%, 11/15/2022	2,074,000	2,200,514
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	11,035,000	10,181,884
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	8,822,000	7,501,611
Quorum Health Corp. 11.63%, 4/15/2023 (c)	2,465,000	2,226,856
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	7,100,000	7,562,423
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. 7.50%, 10/1/2024 (a)	14,000	14,525
Tenet Healthcare Corp.:
4.63%, 7/15/2024	10,810,000	11,110,950
4.63%, 9/1/2024 (a)	2,940,000	3,027,494
4.88%, 1/1/2026 (a)	4,831,000	4,963,949
6.75%, 6/15/2023 (c)	9,389,000	9,866,994
8.13%, 4/1/2022	14,468,000	15,653,363
		238,627,607
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Stena AB 7.00%, 2/1/2024 (a)	2,962,000	2,977,047
Stena International SA 5.75%, 3/1/2024 (a)	2,439,000	2,439,000
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	3,269,000	3,178,677
		8,594,724
HOME BUILDERS — 2.3%
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	3,604,000	3,605,081
Security Description	Principal Amount	Value
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
6.13%, 7/1/2022 (a)	$2,457,000	$2,495,354
6.25%, 9/15/2027 (a)	2,060,000	2,066,798
Forestar Group, Inc. 8.00%, 4/15/2024 (a)	2,437,000	2,637,126
K Hovnanian Enterprises, Inc.:
10.00%, 7/15/2022 (a)	2,906,000	2,411,660
10.50%, 7/15/2024 (a) (c)	2,496,000	1,901,702
KB Home:
7.00%, 12/15/2021	3,671,000	3,959,798
7.50%, 9/15/2022	434,000	488,380
7.63%, 5/15/2023	2,033,000	2,305,402
8.00%, 3/15/2020	3,814,000	3,906,337
Lennar Corp.:
2.95%, 11/29/2020	1,090,000	1,089,869
4.13%, 1/15/2022	3,834,000	3,932,534
4.50%, 11/15/2019 (c)	3,802,000	3,805,992
4.50%, 4/30/2024	4,627,000	4,880,282
4.75%, 4/1/2021	2,980,000	3,049,911
4.75%, 11/15/2022	4,869,000	5,121,896
4.88%, 12/15/2023	2,958,000	3,155,802
8.38%, 1/15/2021	3,842,000	4,108,481
Mattamy Group Corp. 6.88%, 12/15/2023 (a)	1,802,000	1,872,062
PulteGroup, Inc. 4.25%, 3/1/2021	3,669,645	3,747,331
Shea Homes L.P./Shea Homes Funding Corp. 5.88%, 4/1/2023 (a)	2,744,000	2,810,515
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	556,000	591,606
5.88%, 4/15/2023 (a)	1,670,000	1,786,199
Toll Brothers Finance Corp.:
4.38%, 4/15/2023	944,660	987,510
5.88%, 2/15/2022	3,026,000	3,224,717
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	3,620,000	3,864,893
William Lyon Homes, Inc. 7.00%, 8/15/2022	109,000	109,279
Williams Scotsman International, Inc. 6.88%, 8/15/2023 (a)	1,197,000	1,254,013
		75,170,530
HOME FURNISHINGS — 0.0% (d)
Tempur Sealy International, Inc. 5.63%, 10/15/2023	1,171,000	1,204,865
HOUSEHOLD PRODUCTS & WARES — 0.5%
Central Garden & Pet Co. 6.13%, 11/15/2023	2,775,000	2,873,124

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	$6,148,000	$5,470,798
Prestige Brands, Inc.:
5.38%, 12/15/2021 (a)	2,300,000	2,311,799
6.38%, 3/1/2024 (a) (c)	6,794,000	7,084,036
		17,739,757
HOUSEWARES — 0.2%
Scotts Miracle-Gro Co. 6.00%, 10/15/2023	2,097,000	2,165,929
Tupperware Brands Corp. 4.75%, 6/1/2021	4,440,000	4,535,371
		6,701,300
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	4,573,000	4,926,584
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	2,100,000	2,146,347
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (c)	3,519,000	3,395,976
Genworth Holdings, Inc.:
7.20%, 2/15/2021 (c)	1,929,000	1,976,453
7.63%, 9/24/2021 (c)	4,867,000	5,053,844
7.70%, 6/15/2020 (c)	2,913,000	2,976,329
4.80%, 2/15/2024 (c)	1,861,000	1,737,113
4.90%, 8/15/2023 (c)	3,440,000	3,266,452
MGIC Investment Corp. 5.75%, 8/15/2023	1,316,000	1,445,376
		26,924,474
INTERNET — 1.1%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	2,166,000	2,254,026
EIG Investors Corp. 10.88%, 2/1/2024	1,555,000	1,616,625
Match Group, Inc. 6.38%, 6/1/2024	25,000	26,286
Netflix, Inc.:
5.38%, 2/1/2021	2,111,000	2,178,214
5.50%, 2/15/2022	2,830,000	3,004,668
5.75%, 3/1/2024	5,740,000	6,272,442
Symantec Corp.:
3.95%, 6/15/2022 (c)	786,000	801,877
4.20%, 9/15/2020	3,037,000	3,074,598
Uber Technologies, Inc. 7.50%, 11/1/2023 (a)	4,866,000	4,903,030
VeriSign, Inc. 4.63%, 5/1/2023	2,898,000	2,946,194
Security Description	Principal Amount	Value
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	$9,986,000	$10,263,112
		37,341,072
INVESTMENT COMPANY SECURITY — 0.9%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	3,243,000	3,293,494
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024 (a)	6,882,000	6,889,708
5.88%, 2/1/2022 (c)	9,065,000	9,161,361
6.25%, 2/1/2022	8,067,000	8,277,145
6.75%, 2/1/2024	1,591,000	1,659,890
		29,281,598
IRON/STEEL — 0.7%
AK Steel Corp.:
7.50%, 7/15/2023	2,819,000	2,841,270
7.63%, 10/1/2021 (c)	2,901,000	2,877,937
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	2,536,000	2,595,215
7.88%, 8/15/2023	3,736,000	4,049,376
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	2,154,000	2,199,019
Steel Dynamics, Inc.:
5.13%, 10/1/2021	5,439,000	5,457,384
5.25%, 4/15/2023	1,713,000	1,743,543
5.50%, 10/1/2024	395,000	405,890
		22,169,634
LEISURE TIME — 0.6%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (c)	3,167,000	2,638,934
Carlson Travel, Inc. 6.75%, 12/15/2023 (a)	2,530,000	2,589,430
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	2,983,000	3,061,363
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	3,343,000	3,399,965
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	3,727,000	3,829,679
5.38%, 4/15/2023 (a)	2,369,000	2,419,555
Vista Outdoor, Inc. 5.88%, 10/1/2023 (c)	2,271,000	2,117,821
		20,056,747
LODGING — 2.5%
Boyd Gaming Corp. 6.88%, 5/15/2023	6,112,000	6,345,112
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (c)	3,232,000	3,332,289
10.75%, 9/1/2024 (a)	2,150,000	2,213,489
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	4,509,000	4,594,536

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	$6,451,000	$6,588,600
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a)	4,950,000	5,114,488
MGM Resorts International:
6.00%, 3/15/2023	9,927,000	10,952,459
6.63%, 12/15/2021	8,967,000	9,723,187
6.75%, 10/1/2020	1,372,000	1,427,978
7.75%, 3/15/2022	7,868,000	8,822,467
Studio City Co., Ltd.:
5.88%, 11/30/2019 (a)	2,385,000	2,387,051
7.25%, 11/30/2021 (a) (c)	6,509,000	6,666,583
Studio City Finance, Ltd. 7.25%, 2/11/2024 (a) (c)	3,940,000	4,151,145
Wyndham Destinations, Inc.:
3.90%, 3/1/2023	428,000	434,797
4.25%, 3/1/2022	4,804,000	4,913,723
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 5/30/2023 (a) (c)	3,209,000	3,302,125
		80,970,029
MACHINERY, CONSTRUCTION & MINING — 0.1%
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	4,407,000	3,987,145
MACHINERY-DIVERSIFIED — 0.2%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (c)	2,472,000	2,344,420
Cloud Crane LLC 10.13%, 8/1/2024 (a)	2,741,000	2,935,309
Welbilt, Inc. 9.50%, 2/15/2024	723,000	777,847
		6,057,576
MEDIA — 8.5%
Altice Financing SA 6.63%, 2/15/2023 (a)	15,346,000	15,769,856
Altice Finco SA 8.13%, 1/15/2024 (a)	3,355,000	3,466,721
Altice Luxembourg SA 7.75%, 5/15/2022 (a) (c)	5,771,000	5,892,595
AMC Networks, Inc.:
4.75%, 12/15/2022	4,734,000	4,805,010
5.00%, 4/1/2024	6,200,000	6,383,892
Cablevision Systems Corp.:
5.88%, 9/15/2022 (c)	1,116,000	1,204,834
8.00%, 4/15/2020	2,608,000	2,684,258
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	2,652,000	2,691,939
5.13%, 2/15/2023	11,880,000	12,058,794
5.13%, 5/1/2023 (a)	10,378,000	10,637,139
Security Description	Principal Amount	Value
5.25%, 9/30/2022	$6,917,000	$6,993,710
5.75%, 9/1/2023 (c)	4,199,000	4,283,442
5.75%, 1/15/2024	4,702,000	4,802,717
5.88%, 4/1/2024 (a)	13,025,000	13,584,684
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (c)	4,104,000	3,774,162
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	12,719,000	13,982,633
CSC Holdings LLC:
5.25%, 6/1/2024 (c)	3,802,000	4,088,177
5.38%, 7/15/2023 (a)	9,444,000	9,696,155
6.75%, 11/15/2021	6,819,000	7,367,452
5.13%, 12/15/2021 (a)	5,812,000	5,812,291
5.13%, 12/15/2021 (a)	4,848,000	4,848,776
DISH DBS Corp.:
5.00%, 3/15/2023 (c)	10,383,000	10,498,563
5.13%, 5/1/2020	7,266,000	7,350,867
5.88%, 7/15/2022	13,118,000	13,657,675
6.75%, 6/1/2021 (c)	14,794,000	15,577,194
Gray Television, Inc. 5.13%, 10/15/2024 (a)	2,674,000	2,770,023
iHeartCommunications, Inc. 6.38%, 5/1/2026	11,377	12,320
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a) (c)	3,158,000	3,154,368
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a) (c)	2,700,000	2,338,227
Nexstar Broadcasting, Inc.:
5.63%, 8/1/2024 (a)	4,898,000	5,101,022
5.88%, 11/15/2022	876,000	897,059
Quebecor Media, Inc. 5.75%, 1/15/2023	5,787,000	6,295,214
Sinclair Television Group, Inc.:
5.63%, 8/1/2024 (a)	4,982,000	5,130,513
6.13%, 10/1/2022 (c)	3,721,950	3,790,880
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	6,455,000	6,564,541
4.63%, 5/15/2023 (a) (c)	3,501,000	3,565,803
4.63%, 7/15/2024 (a)	11,530,000	11,965,488
TEGNA, Inc.:
4.88%, 9/15/2021 (a)	4,220,000	4,225,866
5.13%, 7/15/2020	4,168,000	4,174,419
6.38%, 10/15/2023	5,084,000	5,244,146
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	6,362,000	6,381,404
6.75%, 9/15/2022 (a)	3,170,000	3,211,844
Urban One, Inc. 7.38%, 4/15/2022 (a)	3,367,000	3,292,152
Videotron, Ltd.:
5.00%, 7/15/2022	2,252,000	2,382,391
5.38%, 6/15/2024 (a)	5,020,000	5,485,856
		277,897,072

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.2%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	$4,840,000	$4,637,930
Zekelman Industries, Inc. 9.88%, 6/15/2023 (a)	1,642,000	1,728,386
		6,366,316
MINING — 2.1%
Aleris International, Inc. 10.75%, 7/15/2023 (a) (c)	2,103,000	2,212,629
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a) (c)	1,883,000	1,938,624
Constellium SE 5.75%, 5/15/2024 (a)	2,974,000	3,063,220
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	2,215,000	1,696,358
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a) (c)	2,330,000	2,287,943
4.75%, 5/15/2022 (a)	5,068,000	5,202,859
5.13%, 3/15/2023 (a)	4,771,000	4,924,149
5.13%, 5/15/2024 (a) (c)	2,171,000	2,258,057
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	13,122,000	13,192,728
3.88%, 3/15/2023 (c)	13,283,000	13,377,442
Hecla Mining Co. 6.88%, 5/1/2021 (c)	2,204,000	2,183,613
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (a)	1,975,000	2,044,263
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	4,345,000	4,585,061
Kaiser Aluminum Corp. 5.88%, 5/15/2024	1,090,000	1,133,764
New Gold, Inc. 6.25%, 11/15/2022 (a)	2,589,000	2,594,204
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	3,521,000	2,059,433
Novelis Corp. 6.25%, 8/15/2024 (a)	4,869,000	5,106,510
		69,860,857
MISCELLANEOUS MANUFACTURER — 0.2%
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	3,695,000	3,693,042
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (c)	2,539,000	2,685,170
		6,378,212
OFFICE & BUSINESS EQUIPMENT — 1.3%
CDW LLC/CDW Finance Corp. 5.00%, 9/1/2023 (c)	5,885,000	6,035,774
Security Description	Principal Amount	Value
Pitney Bowes, Inc.:
4.13%, 10/1/2021	$4,197,000	$4,226,505
4.63%, 5/15/2022	3,183,000	3,188,284
4.63%, 3/15/2024 (c)	3,703,000	3,508,148
5.20%, 4/1/2023	3,019,000	2,975,164
Xerox Corp.:
2.75%, 9/1/2020 (c)	2,005,000	2,002,173
3.50%, 8/20/2020 (c)	2,878,000	2,886,490
4.13%, 3/15/2023	7,785,000	7,917,968
4.50%, 5/15/2021	7,733,000	7,904,672
5.63%, 12/15/2019	3,335,000	3,355,577
		44,000,755
OIL & GAS — 7.2%
Aker BP ASA:
4.75%, 6/15/2024 (a)	5,420,000	5,657,342
6.00%, 7/1/2022 (a)	1,890,000	1,946,114
Antero Resources Corp.:
5.13%, 12/1/2022 (c)	7,470,000	6,556,942
5.38%, 11/1/2021 (c)	6,277,000	6,055,799
5.63%, 6/1/2023 (c)	5,985,000	5,172,117
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	4,698,000	4,694,476
Athabasca Oil Corp. 9.88%, 2/24/2022 (a) (c)	1,979,000	1,848,663
Baytex Energy Corp.:
5.13%, 6/1/2021 (a)	798,000	788,751
5.63%, 6/1/2024 (a) (c)	3,126,000	2,918,527
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	4,135,000	3,090,623
California Resources Corp. 8.00%, 12/15/2022 (a) (c)	14,106,000	7,053,705
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021 (c)	4,928,000	4,931,351
7.63%, 1/15/2022 (c)	2,343,000	2,237,846
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (c)	4,200,000	3,973,410
Chesapeake Energy Corp. 4.88%, 4/15/2022 (c)	2,483,000	2,003,359
CNX Resources Corp.:
5.88%, 4/15/2022	3,322,500	3,199,767
7.25%, 3/14/2027 (a)	1,574,000	1,322,129
Continental Resources, Inc. 5.00%, 9/15/2022	2,116,000	2,134,536
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	4,162,000	4,210,321
Denbury Resources, Inc.:
7.75%, 2/15/2024 (a)	3,408,000	2,636,599
9.00%, 5/15/2021 (a)	4,355,000	4,099,928
9.25%, 3/31/2022 (a)	4,659,000	4,139,521
Energen Corp. 4.63%, 9/1/2021	1,855,000	1,900,132

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	$4,296,000	$4,054,780
Extraction Oil & Gas, Inc. 7.38%, 5/15/2024 (a)	3,153,000	2,137,608
Gulfport Energy Corp. 6.63%, 5/1/2023 (c)	1,903,000	1,484,264
HighPoint Operating Corp. 7.00%, 10/15/2022 (c)	1,949,000	1,759,226
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	3,382,000	3,521,744
Laredo Petroleum, Inc.:
5.63%, 1/15/2022 (c)	1,396,000	1,326,005
6.25%, 3/15/2023 (c)	2,485,000	2,186,800
MEG Energy Corp.:
6.38%, 1/30/2023 (a) (c)	5,749,000	5,596,077
7.00%, 3/31/2024 (a) (c)	6,637,000	6,406,364
Montage Resources Corp. 8.88%, 7/15/2023	2,928,000	2,265,130
Murphy Oil Corp.:
4.00%, 6/1/2022	2,070,000	2,089,644
4.20%, 12/1/2022 (c)	3,119,000	3,168,436
5.75%, 8/15/2025	1,330,000	1,353,155
6.88%, 8/15/2024	1,615,000	1,696,396
Nabors Industries, Inc.:
4.63%, 9/15/2021	3,920,000	3,698,598
5.50%, 1/15/2023 (c)	6,117,980	5,031,610
Noble Holding International, Ltd. 7.75%, 1/15/2024 (c)	2,919,000	1,962,123
Oasis Petroleum, Inc.:
6.88%, 3/15/2022 (c)	6,353,000	5,982,175
6.88%, 1/15/2023 (c)	1,215,000	1,112,976
Pacific Drilling SA 8.38%, 10/1/2023 (a)	5,421,000	4,565,241
Parsley Energy LLC/Parsley Finance Corp. 6.25%, 6/1/2024 (a)	2,868,000	2,980,999
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023 (c)	2,554,000	2,637,363
PDC Energy, Inc. 6.13%, 9/15/2024	1,067,000	1,064,578
Precision Drilling Corp. 7.75%, 12/15/2023 (c)	2,182,000	2,120,664
QEP Resources, Inc.:
5.25%, 5/1/2023	4,354,000	4,037,203
5.38%, 10/1/2022	2,685,000	2,569,652
6.88%, 3/1/2021	2,968,000	2,987,233
Range Resources Corp.:
5.00%, 8/15/2022	3,897,000	3,655,191
5.00%, 3/15/2023 (c)	4,073,000	3,563,101
5.75%, 6/1/2021	5,493,000	5,463,393
Rowan Cos., Inc.:
4.75%, 1/15/2024	669,000	417,891
4.88%, 6/1/2022 (c)	3,599,000	2,762,556
Security Description	Principal Amount	Value
Sable Permian Resources Land LLC/AEPB Finance Corp. 13.00%, 11/30/2020 (a)	$1,932,000	$1,848,402
Seven Generations Energy, Ltd.:
6.75%, 5/1/2023 (a)	2,720,000	2,772,523
6.88%, 6/30/2023 (a)	2,753,000	2,813,594
SM Energy Co.:
5.00%, 1/15/2024 (c)	2,386,000	2,137,069
6.13%, 11/15/2022 (c)	3,490,000	3,346,701
Sunoco L.P./Sunoco Finance Corp.:
4.88%, 1/15/2023 (a)	500	514
Series WI, 4.88%, 1/15/2023	6,209,000	6,378,630
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	2,693,000	2,690,118
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	3,562,670	3,612,334
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	4,645,000	4,652,153
Transocean, Inc. 9.00%, 7/15/2023 (a) (c)	6,711,000	6,948,033
Unit Corp. 6.63%, 5/15/2021	3,826,000	2,899,917
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	2,838,000	1,315,186
9.75%, 4/15/2023 (a)	1,558,000	746,064
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	3,711,000	3,621,157
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (c)	8,390,000	8,001,627
6.25%, 4/1/2023	1,314,770	1,016,041
WPX Energy, Inc. 8.25%, 8/1/2023	3,292,920	3,733,809
		236,764,006
OIL & GAS SERVICES — 0.6%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.00%, 10/1/2022	429,000	434,573
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	3,057,000	2,526,060
FTS International, Inc. 6.25%, 5/1/2022	2,015,000	1,665,700
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a)	3,537,000	2,211,085
9.63%, 4/1/2023 (a)	2,228,000	1,392,277
9.88%, 4/1/2022 (a) (c)	3,253,000	2,053,228
McDermott Technology Americas, Inc./McDermott Technology US, Inc. 10.63%, 5/1/2024 (a)	9,216,000	2,066,319
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	2,699,000	2,186,487

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SESI LLC 7.13%, 12/15/2021	$6,271,000	$4,288,800
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	88,500	93,235
		18,917,764
PACKAGING & CONTAINERS — 3.9%
ARD Finance SA PIK 7.13%, 9/15/2023	5,170,000	5,337,043
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	1,181,000	1,190,235
4.25%, 9/15/2022 (a)	6,964,000	7,058,293
4.63%, 5/15/2023 (a)	7,028,000	7,195,196
Ball Corp.:
4.00%, 11/15/2023	5,193,000	5,437,850
4.38%, 12/15/2020	5,438,000	5,558,996
5.00%, 3/15/2022	5,330,000	5,620,911
Berry Global, Inc.:
5.13%, 7/15/2023	4,731,000	4,849,133
5.50%, 5/15/2022 (c)	5,331,000	5,409,099
6.00%, 10/15/2022	3,573,000	3,635,456
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (c)	6,880,000	7,234,526
Graphic Packaging International LLC 4.75%, 4/15/2021	8,000	8,247
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	10,512,000	10,821,578
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	720,000	744,005
5.88%, 8/15/2023 (a)	6,279,000	6,686,444
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	12,366,000	12,693,081
5.75%, 10/15/2020	21,179,849	21,234,917
7.00%, 7/15/2024 (a)	3,840,000	3,982,349
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	3,724,000	3,914,185
5.13%, 12/1/2024 (a)	1,229,000	1,315,079
5.25%, 4/1/2023 (a) (c)	3,794,000	4,048,767
6.50%, 12/1/2020 (a)	2,011,000	2,079,233
Trident TPI Holdings, Inc. 9.25%, 8/1/2024 (a) (c)	1,494,000	1,462,925
		127,517,548
PHARMACEUTICALS — 1.7%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a)	2,341,000	2,367,851
Security Description	Principal Amount	Value
5.88%, 5/15/2023 (a)	$11,246,000	$11,404,231
6.50%, 3/15/2022 (a)	8,705,000	8,999,577
7.00%, 3/15/2024 (a)	15,135,000	15,911,577
Elanco Animal Health, Inc.:
Series WI, 3.91%, 8/27/2021	3,360,000	3,436,877
Series WI, 4.27%, 8/28/2023	2,558,000	2,684,902
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a) (c)	9,199,000	5,658,765
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	15,000	9,918
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	4,124,000	2,620,720
5.50%, 4/15/2025 (a)	1,219,000	359,544
5.63%, 10/15/2023 (a)	6,351,000	2,095,449
5.75%, 8/1/2022 (a)	4,420,000	1,656,837
		57,206,248
PIPELINES — 2.8%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	2,067,000	1,963,650
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	3,220,000	2,901,156
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	6,970,000	7,011,681
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024	5,390,000	6,194,835
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	4,688,000	4,806,934
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	3,470,000	3,510,842
4.75%, 9/30/2021 (a)	5,282,000	5,424,191
4.95%, 4/1/2022	1,097,000	1,137,995
5.35%, 3/15/2020 (a)	3,501,000	3,536,745
EnLink Midstream Partners L.P. 4.40%, 4/1/2024	4,254,000	4,094,220
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	1,802,000	1,736,768
6.00%, 5/15/2023	1,051,000	1,055,183
6.25%, 5/15/2026 (c)	379,000	366,027
6.75%, 8/1/2022	6,032,000	6,122,178
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	5,323,000	5,558,064

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	$2,106,000	$1,947,292
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	5,198,000	5,295,151
NuStar Logistics L.P. 4.80%, 9/1/2020 (c)	4,055,000	4,120,610
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	4,107,000	4,229,060
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 7/15/2022	3,438,000	3,487,266
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	3,342,000	3,346,946
5.50%, 9/15/2024 (a)	1,715,000	1,708,226
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	3,129,340	3,151,840
5.25%, 5/1/2023	4,432,000	4,477,339
6.75%, 3/15/2024	4,492,000	4,670,377
		91,854,576
REAL ESTATE — 0.6%
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	7,393,000	7,581,743
Newmark Group, Inc. 6.13%, 11/15/2023	3,855,000	4,194,664
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (c)	3,423,000	3,213,855
5.25%, 12/1/2021 (a) (c)	5,230,000	5,203,432
		20,193,694
REAL ESTATE INVESTMENT TRUSTS — 3.0%
CBL & Associates L.P. 5.25%, 12/1/2023 (c)	2,880,000	2,004,048
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024	7,780,000	8,052,378
Equinix, Inc.:
5.38%, 1/1/2022	4,438,000	4,537,234
5.38%, 4/1/2023	3,965,000	4,052,071
GLP Capital L.P./GLP Financing II, Inc. 4.38%, 4/15/2021	5,000	5,115
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a)	4,370,000	4,594,356
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a) (c)	1,976,000	1,993,606
Security Description	Principal Amount	Value
5.75%, 8/15/2024	$5,987,000	$6,051,121
6.00%, 8/15/2023	4,727,000	4,842,150
iStar, Inc.:
4.63%, 9/15/2020	1,648,090	1,672,844
4.75%, 10/1/2024	4,295,000	4,376,347
5.25%, 9/15/2022	2,334,000	2,386,562
6.00%, 4/1/2022	3,844,000	3,956,322
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024	7,509,000	8,252,767
MPT Operating Partnership L.P./MPT Finance Corp. 6.38%, 3/1/2024	2,709,000	2,843,258
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023	4,428,000	4,520,899
SBA Communications Corp.:
4.00%, 10/1/2022	4,725,680	4,818,634
4.88%, 7/15/2022	4,471,500	4,533,117
4.88%, 9/1/2024	2,827,000	2,933,663
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	2,291,000	2,308,068
5.00%, 12/15/2021	3,514,500	3,656,872
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	5,377,000	5,199,344
8.25%, 10/15/2023	6,796,000	6,154,729
VICI Properties 1 LLC/VICI FC, Inc. 8.00%, 10/15/2023	1,610,792	1,764,993
Washington Prime Group L.P. 6.45%, 8/15/2024 (c)	3,484,000	3,423,378
		98,933,876
RETAIL — 3.6%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	4,764,000	4,803,017
4.25%, 5/15/2024 (a)	6,250,000	6,429,062
4.63%, 1/15/2022 (a)	7,792,000	7,792,234
Carvana Co. 8.88%, 10/1/2023 (a) (c)	4,289,000	4,419,857
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a)	1,774,000	1,809,515
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (c)	2,782,000	2,378,360
6.75%, 1/15/2022 (c)	3,342,000	2,828,602
6.75%, 6/15/2023 (c)	2,924,000	2,462,914
GameStop Corp. 6.75%, 3/15/2021 (a) (c)	2,966,000	2,908,638

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Gap, Inc. 5.95%, 4/12/2021	$7,501,000	$7,805,166
Group 1 Automotive, Inc. 5.00%, 6/1/2022	6,798,000	6,878,896
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	4,509,000	4,305,013
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a)	4,050,000	3,485,511
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	6,017,000	6,238,365
KGA Escrow LLC 7.50%, 8/15/2023 (a)	2,494,000	2,615,632
L Brands, Inc.:
5.63%, 2/15/2022	4,685,000	4,936,491
5.63%, 10/15/2023 (c)	4,439,000	4,691,091
6.63%, 4/1/2021 (c)	1,791,000	1,889,971
Murphy Oil USA, Inc. 6.00%, 8/15/2023	5,118,000	5,223,226
Party City Holdings, Inc. 6.13%, 8/15/2023 (a) (c)	2,038,000	2,073,339
Penske Automotive Group, Inc. 5.75%, 10/1/2022 (c)	3,392,000	3,432,534
PetSmart, Inc. 7.13%, 3/15/2023 (a)	13,614,000	12,780,415
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	2,791,000	2,872,386
Rite Aid Corp. 6.13%, 4/1/2023 (a)	13,229,000	10,508,456
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	2,573,000	2,627,059
Yum! Brands, Inc.:
3.75%, 11/1/2021	22,000	22,502
3.88%, 11/1/2020 (c)	1,119,000	1,130,279
		119,348,531
SOFTWARE — 2.0%
Blackboard, Inc. 9.75%, 10/15/2021 (a)	2,276,000	2,253,650
Infor US, Inc. 6.50%, 5/15/2022	11,394,000	11,596,243
Informatica LLC 7.13%, 7/15/2023 (a)	3,538,000	3,602,887
Marble II Pte, Ltd. 5.30%, 6/20/2022	666,000	670,216
Open Text Corp. 5.63%, 1/15/2023 (a)	6,932,000	7,096,011
PTC, Inc. 6.00%, 5/15/2024	1,500,000	1,577,835
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	2,536,000	1,376,693
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	15,458,000	16,354,255
Security Description	Principal Amount	Value
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	$501,000	$514,151
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (c)	8,852,000	9,254,235
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a)	5,555,000	5,493,562
10.50%, 2/1/2024 (a) (c)	4,485,000	4,242,316
		64,032,054
STORAGE & WAREHOUSING — 0.1%
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	2,272,000	2,314,645
TELECOMMUNICATIONS — 10.3%
Altice France SA 6.25%, 5/15/2024 (a)	7,309,000	7,544,423
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,614,032	379,298
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	9,694,000	10,198,476
Series T, 5.80%, 3/15/2022	10,411,000	10,962,262
Series V, 5.63%, 4/1/2020	7,724,000	7,812,981
Series W, 6.75%, 12/1/2023 (c)	4,903,000	5,384,769
Series Y, 7.50%, 4/1/2024 (c)	7,164,000	8,002,976
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (c)	4,644,000	4,309,353
CommScope, Inc.:
5.00%, 6/15/2021 (a)	5,052,000	5,057,254
5.50%, 3/1/2024 (a)	9,994,000	10,268,135
5.50%, 6/15/2024 (a)	1,311,000	1,234,621
Consolidated Communications, Inc. 6.50%, 10/1/2022 (c)	4,931,000	4,568,572
DKT Finance ApS 9.38%, 6/17/2023 (a) (c)	2,710,000	2,902,464
Frontier Communications Corp.:
7.13%, 1/15/2023	3,442,000	1,527,078
8.75%, 4/15/2022	4,202,000	1,866,949
10.50%, 9/15/2022	17,020,000	7,866,304
11.00%, 9/15/2025	3,620,000	1,656,114
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	6,057,000	6,493,225
GTH Finance B.V.:
7.25%, 4/26/2023	2,132,000	2,379,440
Series REGS, 7.25%, 4/26/2023	2,718,000	3,033,451
HC2 Holdings, Inc. 11.50%, 12/1/2021 (a)	1,875,000	1,651,688
Hughes Satellite Systems Corp. 7.63%, 6/15/2021	3,443,850	3,721,906

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	$9,812,000	$9,935,141
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	8,656,000	8,011,994
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	12,462,000	11,653,216
8.00%, 2/15/2024 (a)	11,222,000	11,658,648
9.50%, 9/30/2022 (a)	2,752,000	3,199,668
Intelsat Luxembourg SA 8.13%, 6/1/2023 (c)	7,304,000	6,080,799
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	3,400,000	3,679,072
Level 3 Financing, Inc.:
5.13%, 5/1/2023	5,347,000	5,407,314
5.38%, 8/15/2022	8,635,000	8,666,431
5.38%, 1/15/2024	5,780,000	5,897,565
5.63%, 2/1/2023	5,621,000	5,686,372
6.13%, 1/15/2021 (c)	1,520,980	1,524,357
Level 3 Parent LLC 5.75%, 12/1/2022	5,889,000	5,911,790
Nokia Oyj 3.38%, 6/12/2022	539,000	546,993
Plantronics, Inc. 5.50%, 5/31/2023 (a) (c)	4,462,000	4,505,549
Qwest Corp. 6.75%, 12/1/2021	5,537,000	5,994,522
Sprint Communications, Inc.:
6.00%, 11/15/2022	12,432,000	13,172,450
7.00%, 3/1/2020 (a)	6,702,000	6,813,990
7.00%, 8/15/2020	8,500,000	8,775,230
11.50%, 11/15/2021	2,473,000	2,867,295
Sprint Corp.:
7.13%, 6/15/2024	3,906,000	4,207,699
7.25%, 9/15/2021	10,686,000	11,409,549
7.88%, 9/15/2023	21,445,000	23,539,748
Telecom Italia SpA 5.30%, 5/30/2024 (a)	9,145,000	9,855,658
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	5,807,000	5,996,831
T-Mobile USA, Inc.:
6.00%, 3/1/2023	11,708,000	11,926,120
6.00%, 4/15/2024	7,560,000	7,855,596
6.38%, 3/1/2025	6,267,000	6,491,296
6.50%, 1/15/2024	6,595,000	6,852,007
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	1,947,000	1,873,034
VEON Holdings B.V.:
3.95%, 6/16/2021	2,571,000	2,602,520
4.95%, 6/16/2024	1,175,000	1,249,295
Series REGS, 5.95%, 2/13/2023	1,350,000	1,472,594
Xplornet Communications, Inc. 9.63%, 6/1/2022 (a)	1,972,161	2,012,393
		336,154,475
Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.0% (d)
Mattel, Inc. 2.35%, 8/15/2021 (c)	$1,013,000	$986,824
TRANSPORTATION — 1.0%
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021	2,248,000	994,785
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (c)	2,298,000	2,050,092
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	3,645,000	2,792,507
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	4,191,000	2,539,369
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (c)	3,513,000	3,472,249
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	3,559,000	3,617,083
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	1,809,000	1,867,792
6.50%, 6/15/2022 (a)	7,481,000	7,624,934
6.75%, 8/15/2024 (a) (c)	7,287,000	7,915,067
		32,873,878
TRUCKING & LEASING — 0.0% (d)
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	1,507,000	1,573,685
TOTAL CORPORATE BONDS & NOTES (Cost $3,256,113,325)		3,187,629,351
	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (d)
Abengoa SA Class A (f)	1,017,249	25,174
Abengoa SA Class B (f)	10,518,618	114,674
		139,848
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Avanti Communications Group PLC (b) (f)	8,448,041	5,476
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
Mood Media Corp. (f)	822,357	328,943

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.0% (d)
Clear Channel Outdoor Holding, Inc. (f)	70,012	$176,430
iHeartMedia, Inc. Class A (c) (f)	3,497	52,455
		228,885
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Amplify Energy Corp.	46,662	287,905
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc. (b) (f)	41,112	668,892
Erickson, Inc. (g)	7,423	37,115
		706,007
TOTAL COMMON STOCKS (Cost $16,535,678)		1,697,064
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (d)
MEDIA — 0.0% (d)
iHeartCommunications, Inc. Senior Secured Exit Term Loan, 1 Month USD LIBOR + 4.00%, 6.10%, 5/1/2026 (Cost $741,807)	$736,651	742,301
	SHARES	VALUE
WARRANTS — 0.0% (d)
ADVERTISING SERVICES — 0.0% (d)
Affinion Group, Inc. (expiring 11/20/22) (c) (f) (g)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (f) (g)	4,407,135	—
MEDIA — 0.0% (d)
iHeartMedia, Inc. (expiring 05/01/39) (f)	26,277	381,017
TOTAL WARRANTS (Cost $421,746)		381,017
CONVERTIBLE PREFERRED STOCKS — 0.0% (d)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Ditech Holding Corp. Zero Coupon, 2/9/2023	608	61
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $932,169)		61
Security Description	SHARES	VALUE
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	48,077,527	$48,082,335
State Street Navigator Securities Lending Portfolio III (j) (k)	207,577,221	207,577,221
TOTAL SHORT-TERM INVESTMENTS (Cost $255,659,556)		255,659,556
TOTAL INVESTMENTS — 105.2% (Cost $3,530,404,281)		3,446,109,350
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(169,836,092)
NET ASSETS — 100.0%		$3,276,273,258
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 43.9% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $2,034,508, representing less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(f)	Non-income producing security.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $37,115, representing less than 0.05% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,187,629,351	$—	$3,187,629,351
Common Stocks	985,581	674,368	37,115	1,697,064
Convertible Preferred Stocks	—	61	—	61
Senior Floating Rate Loans	—	742,301	—	742,301
Warrants	—	381,017	0(a)	381,017
Short-Term Investments	255,659,556	—	—	255,659,556
TOTAL INVESTMENTS	$256,645,137	$3,189,427,098	$37,115	$3,446,109,350
(a)	The Portfolio held a Level 3 security that was valued at $0 at September 30, 2019.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$244,811,691	$196,729,322	$(34)	$—	48,077,528	$48,082,335	$166,326
State Street Institutional U.S. Government Money Market Fund, Class G Shares	67,526,653	67,526,653	115,091,971	182,618,624	—	—	—	—	73,365
State Street Navigator Securities Lending Portfolio III	213,945,431	213,945,431	129,984,538	136,352,748	—	—	207,577,221	207,577,221	506,703
Total		$281,472,084	$489,888,200	$515,700,694	$(34)	$—		$255,659,556	$746,394
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.8%
AUSTRALIA — 4.2%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	4,320,000	$2,944,826
Series 151, 2.00%, 12/21/2021	AUD	3,875,000	2,684,934
Series 124, 5.75%, 5/15/2021	AUD	6,310,000	4,596,301
Series 128, 5.75%, 7/15/2022	AUD	3,195,000	2,452,066
			12,678,127
AUSTRIA — 2.4%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	1,450,000	1,613,926
3.50%, 9/15/2021 (a)	EUR	2,905,000	3,428,627
3.65%, 4/20/2022 (a)	EUR	1,800,000	2,182,835
			7,225,388
BELGIUM — 2.4%
Belgium Government Bond:
Series 48, 4.00%, 3/28/2022	EUR	2,800,000	3,413,684
Series 61, 4.25%, 9/28/2021 (a)	EUR	3,210,000	3,845,996
			7,259,680
CANADA — 4.6%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,290,000	1,686,713
0.75%, 3/1/2021	CAD	2,820,000	2,103,073
0.75%, 9/1/2021	CAD	2,205,000	1,639,611
1.00%, 9/1/2022	CAD	1,590,000	1,183,217
1.25%, 11/1/2021	CAD	1,050,000	788,111
1.50%, 8/1/2021	CAD	1,670,000	1,259,500
1.75%, 5/1/2021	CAD	1,325,000	1,002,837
2.00%, 11/1/2020	CAD	1,240,000	939,403
2.25%, 2/1/2021	CAD	1,400,000	1,065,554
2.75%, 6/1/2022	CAD	1,310,000	1,021,117
3.25%, 6/1/2021	CAD	1,550,000	1,202,069
			13,891,205
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 2/28/2021	CLP	165,000,000	235,219
4.50%, 3/1/2021	CLP	480,000,000	684,205
Series 10YR, 6.00%, 1/1/2022	CLP	30,000,000	44,692
			964,116
Security Description		Principal Amount	Value
CHINA — 1.5%
China Government Bond Series 1821, 3.17%, 10/11/2021	CNY	32,400,000	$4,577,895
CYPRUS — 0.1%
Cyprus Government International Bond Series EMTN, 3.88%, 5/6/2022	EUR	200,000	240,647
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 104, 0.75%, 2/23/2021	CZK	4,700,000	197,423
Series 61, 3.85%, 9/29/2021	CZK	14,060,000	623,604
Series 52, 4.70%, 9/12/2022	CZK	18,300,000	849,155
			1,670,182
DENMARK — 1.2%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	9,970,000	1,473,252
3.00%, 11/15/2021	DKK	14,450,000	2,283,183
			3,756,435
FINLAND — 0.8%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	920,000	1,021,288
3.50%, 4/15/2021 (a)	EUR	1,305,000	1,515,130
			2,536,418
FRANCE — 6.9%
France Government Bond OAT:
Zero Coupon, 2/25/2021	EUR	1,820,000	2,003,521
Zero Coupon, 5/25/2021	EUR	2,080,000	2,293,757
Zero Coupon, 2/25/2022	EUR	1,800,000	1,994,127
Zero Coupon, 5/25/2022	EUR	1,900,000	2,111,581
0.25%, 11/25/2020	EUR	995,000	1,096,022
2.50%, 10/25/2020	EUR	2,110,000	2,377,622
3.00%, 4/25/2022	EUR	2,770,000	3,311,855
3.25%, 10/25/2021	EUR	2,280,000	2,691,702
3.75%, 4/25/2021	EUR	2,350,000	2,741,584
8.25%, 4/25/2022	EUR	80,000	107,520
			20,729,291
GERMANY — 5.5%
Bundesrepublik Deutschland:
Zero Coupon, 12/11/2020	EUR	700,000	770,057
Zero Coupon, 3/12/2021	EUR	800,000	881,764
Zero Coupon, 6/11/2021	EUR	850,000	938,648

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 9/10/2021	EUR	650,000	$719,302
Federal Republic of Germany:
Series 173, Zero Coupon, 4/9/2021	EUR	1,245,000	1,373,101
Series 174, Zero Coupon, 10/8/2021	EUR	1,150,000	1,273,629
Series 175, Zero Coupon, 4/8/2022	EUR	1,070,000	1,190,185
Series 172, 0.25%, 10/16/2020	EUR	1,120,000	1,233,613
1.50%, 9/4/2022	EUR	1,150,000	1,340,162
1.75%, 7/4/2022	EUR	1,500,000	1,752,279
2.00%, 1/4/2022	EUR	1,200,000	1,392,373
2.25%, 9/4/2021	EUR	950,000	1,096,582
2.50%, 1/4/2021	EUR	1,165,000	1,324,277
3.25%, 7/4/2021	EUR	1,150,000	1,342,669
			16,628,641
HONG KONG — 0.3%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	2,050,000	258,873
1.16%, 5/18/2022	HKD	1,650,000	208,422
2.46%, 8/4/2021	HKD	2,650,000	342,950
			810,245
HUNGARY — 0.7%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	126,800,000	415,637
Series 22/C, 1.50%, 8/24/2022	HUF	76,000,000	254,804
Series 21/B, 2.50%, 10/27/2021	HUF	129,500,000	443,139
Series 22/A, 7.00%, 6/24/2022	HUF	177,000,000	681,210
Series 20/A, 7.50%, 11/12/2020	HUF	103,550,000	365,027
			2,159,817
INDONESIA — 1.8%
Indonesia Treasury Bond Series FR61, 7.00%, 5/15/2022	IDR	25,300,000,000	1,806,236
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 3/15/2020	IDR	6,665,000,000	470,144
Series PBS, 6.50%, 5/15/2021	IDR	44,700,000,000	3,146,965
			5,423,345
IRELAND — 1.0%
Ireland Government Bond:
0.80%, 3/15/2022	EUR	1,470,000	1,655,277
5.00%, 10/18/2020	EUR	1,280,000	1,476,741
			3,132,018
Security Description		Principal Amount	Value
ISRAEL — 1.0%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	2,880,000	$831,813
Series 0722, 0.75%, 7/31/2022	ILS	900,000	261,522
Series 0421, 1.00%, 4/30/2021	ILS	2,740,000	797,975
Series 0122, 5.50%, 1/31/2022	ILS	3,550,000	1,145,591
			3,036,901
ITALY — 8.4%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	940,000	1,029,634
0.35%, 11/1/2021	EUR	1,045,000	1,152,247
0.45%, 6/1/2021	EUR	1,032,000	1,138,182
0.90%, 8/1/2022	EUR	1,136,000	1,273,429
1.00%, 7/15/2022	EUR	1,000,000	1,123,539
1.20%, 4/1/2022	EUR	1,309,000	1,475,424
2.30%, 10/15/2021	EUR	1,000,000	1,145,608
3.75%, 8/1/2021 (a)	EUR	1,700,000	1,988,448
Italy Certificati di Credito del Tesoro:
Zero Coupon, 11/27/2020	EUR	960,000	1,049,334
Zero Coupon, 6/29/2021	EUR	800,000	874,942
Republic of Italy:
0.20%, 10/15/2020	EUR	1,015,000	1,112,041
0.65%, 11/1/2020	EUR	900,000	991,017
1.35%, 4/15/2022	EUR	1,050,000	1,187,485
1.45%, 9/15/2022	EUR	1,150,000	1,310,689
2.15%, 12/15/2021	EUR	1,127,000	1,292,226
3.75%, 3/1/2021	EUR	1,450,000	1,671,638
3.75%, 5/1/2021 (a)	EUR	900,000	1,043,357
4.75%, 9/1/2021	EUR	1,500,000	1,791,062
5.00%, 3/1/2022	EUR	1,250,000	1,533,503
5.50%, 9/1/2022	EUR	1,000,000	1,267,933
			25,451,738
JAPAN — 22.8%
Government of Japan 5 Year Bond:
Series 126, 0.10%, 12/20/2020	JPY	638,000,000	5,932,175
Series 127, 0.10%, 3/20/2021	JPY	459,500,000	4,276,975
Series 128, 0.10%, 6/20/2021	JPY	812,000,000	7,566,270
Series 129, 0.10%, 9/20/2021	JPY	644,500,000	6,013,425
Series 130, 0.10%, 12/20/2021	JPY	800,000,000	7,473,699
Series 131, 0.10%, 3/20/2022	JPY	761,000,000	7,118,932

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 132, 0.10%, 6/20/2022	JPY	318,000,000	$2,978,063
Series 133, 0.10%, 9/20/2022	JPY	600,000,000	5,628,314
Government of Japan 10 Year Bond:
Series 324, 0.80%, 6/20/2022	JPY	354,000,000	3,378,026
Series 321, 1.00%, 3/20/2022	JPY	400,000,000	3,823,678
Series 317, 1.10%, 9/20/2021	JPY	580,000,000	5,516,856
Series 319, 1.10%, 12/20/2021	JPY	200,000,000	1,909,359
Series 312, 1.20%, 12/20/2020	JPY	300,000,000	2,826,648
Series 313, 1.30%, 3/20/2021	JPY	229,000,000	2,168,841
Government of Japan 2 Year Bond Series 403, 0.10%, 8/1/2021	JPY	201,000,000	1,874,029
Government of Japan 20 Year Bond Series 48, 2.50%, 12/21/2020	JPY	50,000,000	478,482
			68,963,772
LATVIA — 0.1%
Republic of Latvia:
0.50%, 12/15/2020	EUR	100,000	110,028
Series REGS, 2.63%, 1/21/2021	EUR	280,000	316,800
			426,828
MALAYSIA — 1.9%
Malaysia Government Bond:
Series 0112, 3.42%, 8/15/2022	MYR	1,800,000	433,352
Series 0517, 3.44%, 2/15/2021	MYR	1,100,000	263,810
Series 0315, 3.66%, 10/15/2020	MYR	2,280,000	547,450
Series 0314, 4.05%, 9/30/2021	MYR	5,985,000	1,455,188
Series 0111, 4.16%, 7/15/2021	MYR	6,600,000	1,604,631
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	2,350,000	565,786
Series 0216, 3.74%, 8/26/2021	MYR	1,250,000	301,796
Series 0610, 4.00%, 11/30/2020	MYR	650,000	156,716
Series 0311, 4.17%, 4/30/2021	MYR	2,220,000	538,452
			5,867,181
Security Description		Principal Amount	Value
MEXICO — 2.5%
Mexican Bonos:
Series M, 6.50%, 6/10/2021	MXN	54,250,000	$2,738,191
Series M, 6.50%, 6/9/2022	MXN	55,500,000	2,796,110
Series M, 7.25%, 12/9/2021	MXN	41,350,000	2,117,428
			7,651,729
NETHERLANDS — 3.6%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	3,250,000	3,606,204
2.25%, 7/15/2022 (a)	EUR	2,400,000	2,842,177
3.25%, 7/15/2021 (a)	EUR	3,700,000	4,325,548
			10,773,929
NEW ZEALAND — 0.5%
New Zealand Government Bond Series 0521, 6.00%, 5/15/2021	NZD	2,205,000	1,498,000
NORWAY — 0.7%
Norway Government Bond Series 474, 3.75%, 5/25/2021 (a)	NOK	17,258,000	1,977,913
POLAND — 2.6%
Poland Government Bond:
Series 0521, Zero Coupon, 5/25/2021	PLN	2,920,000	710,532
Series 0721, 1.75%, 7/25/2021	PLN	5,920,000	1,482,677
Series 0421, 2.00%, 4/25/2021	PLN	4,750,000	1,194,505
Series 0422, 2.25%, 4/25/2022	PLN	5,200,000	1,318,153
Series 1020, 5.25%, 10/25/2020	PLN	3,565,000	926,438
Series 1021, 5.75%, 10/25/2021	PLN	3,250,000	879,854
Series 0922, 5.75%, 9/23/2022	PLN	5,000,000	1,395,084
			7,907,243
PORTUGAL — 0.9%
Portugal Obrigacoes do Tesouro OT 3.85%, 4/15/2021 (a)	EUR	2,210,000	2,574,627
RUSSIA — 1.1%
Russian Federal Bond - OFZ:
Series 5083, 7.00%, 12/15/2021	RUB	65,500,000	1,018,916
Series 6217, 7.50%, 8/18/2021	RUB	72,000,000	1,129,273
Series 6205, 7.60%, 4/14/2021	RUB	28,600,000	448,357

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 6209, 7.60%, 7/20/2022	RUB	38,450,000	$608,136
			3,204,682
SINGAPORE — 0.8%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	1,185,000	850,014
1.75%, 4/1/2022	SGD	620,000	449,364
2.25%, 6/1/2021	SGD	1,625,000	1,186,926
			2,486,304
SLOVAKIA — 0.1%
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	225,000	261,370
SLOVENIA — 0.3%
Slovenia Government Bond:
Series RS73, 2.25%, 3/25/2022	EUR	200,000	232,859
Series RS71, 3.00%, 4/8/2021	EUR	230,000	264,059
Series RS69, 4.38%, 1/18/2021	EUR	325,000	376,609
			873,527
SOUTH KOREA — 4.7%
Korea Treasury Bond:
Series 2012, 1.75%, 12/10/2020	KRW	3,388,000,000	2,845,902
Series 2103, 2.00%, 3/10/2021	KRW	13,345,500,000	11,260,599
			14,106,501
SPAIN — 4.6%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	2,050,000	2,250,778
4.85%, 10/31/2020 (a)	EUR	1,420,000	1,638,281
5.50%, 4/30/2021 (a)	EUR	1,895,000	2,262,308
5.85%, 1/31/2022 (a)	EUR	2,020,000	2,529,517
Spain Government Bond:
0.05%, 10/31/2021	EUR	1,370,000	1,509,690
0.40%, 4/30/2022	EUR	1,700,000	1,894,758
0.75%, 7/30/2021	EUR	1,720,000	1,918,272
			14,003,604
SWEDEN — 1.4%
Kingdom of Sweden:
Series 1054, 3.50%, 6/1/2022	SEK	20,850,000	2,356,765
Series 1047, 5.00%, 12/1/2020	SEK	18,335,000	1,986,962
			4,343,727
SWITZERLAND — 0.6%
Switzerland Government Bond:
Security Description		Principal Amount	Value
2.00%, 4/28/2021	CHF	825,000	$865,209
2.00%, 5/25/2022	CHF	750,000	810,751
			1,675,960
THAILAND — 1.3%
Thailand Government Bond:
1.88%, 6/17/2022	THB	54,500,000	1,805,321
3.65%, 12/17/2021	THB	52,450,000	1,799,825
Series 06-5, 5.85%, 3/31/2021	THB	9,000,000	313,545
			3,918,691
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.50%, 7/22/2022	GBP	1,725,000	2,137,741
1.50%, 1/22/2021	GBP	2,300,000	2,872,325
1.75%, 9/7/2022	GBP	1,320,000	1,695,258
3.75%, 9/7/2021	GBP	1,660,000	2,178,730
4.00%, 3/7/2022	GBP	2,230,000	2,995,320
8.00%, 6/7/2021	GBP	1,440,000	2,001,370
			13,880,744
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $305,501,996)			298,568,421
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c) (Cost $504,122)	504,122	504,122
TOTAL INVESTMENTS — 99.0% (Cost $306,006,118)		299,072,543
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		3,156,914
NET ASSETS — 100.0%		$302,229,457
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.7% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
EMTN	Euro Medium Term Note

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$298,568,421	$—	$298,568,421
Short-Term Investment	504,122	—	—	504,122
TOTAL INVESTMENTS	$504,122	$298,568,421	$—	$299,072,543
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	208,685	$208,685	$15,012,903	$14,717,466	$—	$—	504,122	$504,122	$1,123
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$30,190,655	$30,836,930
0.75%, 2/15/2042	31,092,326	32,749,099
0.75%, 2/15/2045	29,476,403	30,842,043
0.88%, 2/15/2047	23,383,289	25,276,894
1.00%, 2/15/2046	25,956,146	28,787,232
1.00%, 2/15/2048	21,516,197	24,020,967
1.00%, 2/15/2049	18,532,440	20,842,637
1.38%, 2/15/2044	29,815,144	35,580,934
1.75%, 1/15/2028	22,523,821	25,309,322
2.00%, 1/15/2026	30,410,161	33,770,841
2.13%, 2/15/2040	21,189,733	28,108,247
2.13%, 2/15/2041	31,532,581	42,193,202
2.38%, 1/15/2025	40,406,766	44,991,134
2.38%, 1/15/2027	24,670,748	28,480,281
2.50%, 1/15/2029	19,893,447	24,027,580
3.38%, 4/15/2032	8,481,677	11,710,980
3.63%, 4/15/2028	31,316,934	40,176,425
3.88%, 4/15/2029	35,800,587	48,006,416
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2021	57,209,597	56,601,937
0.13%, 1/15/2022	55,045,350	54,526,069
0.13%, 4/15/2022	55,464,525	54,908,022
0.13%, 7/15/2022	53,810,999	53,591,971
0.13%, 1/15/2023	53,605,497	53,171,266
0.13%, 7/15/2024	52,119,967	52,094,522
0.13%, 7/15/2026	46,383,573	46,275,756
0.25%, 1/15/2025	51,696,824	51,848,539
0.25%, 7/15/2029	31,584,008	31,858,408
0.38%, 7/15/2023 (a)	53,170,130	53,499,106
0.38%, 7/15/2025	52,176,701	52,889,721
0.38%, 1/15/2027	48,072,849	48,607,173
0.38%, 7/15/2027	42,903,786	43,573,482
0.50%, 4/15/2024 (a)	38,721,953	39,212,385
0.50%, 1/15/2028	47,496,895	48,587,377
0.63%, 7/15/2021	43,443,295	43,614,639
Security Description	Principal Amount	Value
0.63%, 4/15/2023	$57,139,091	$57,614,001
0.63%, 1/15/2024	53,029,825	53,872,883
0.63%, 1/15/2026	53,889,720	55,258,689
0.75%, 7/15/2028	44,089,647	46,290,146
0.88%, 1/15/2029	42,703,884	45,323,337
1.13%, 1/15/2021	50,311,393	50,474,384
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,600,990,057)		1,649,404,977
	Shares
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c)	351,190	351,190
State Street Navigator Securities Lending Portfolio III (d) (e)	69,573,440	69,573,440
TOTAL SHORT-TERM INVESTMENTS (Cost $69,924,630)		69,924,630
TOTAL INVESTMENTS — 103.8% (Cost $1,670,914,687)		1,719,329,607
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(63,113,233)
NET ASSETS — 100.0%		$1,656,216,374
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,649,404,977	$—	$1,649,404,977
Short-Term Investments	69,924,630	—	—	69,924,630
TOTAL INVESTMENTS	$69,924,630	$1,649,404,977	$—	$1,719,329,607
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	581,317	$581,317	$17,149,334	$17,379,461	$—	$—	351,190	$351,190	$11,426
State Street Navigator Securities Lending Portfolio III	—	—	192,175,806	122,602,366	—	—	69,573,440	69,573,440	28,757
Total		$581,317	$209,325,140	$139,981,827	$—	$—		$69,924,630	$40,183
See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.2%
ADVERTISING — 0.4%
Lamar Media Corp.:
5.00%, 5/1/2023	$61,000	$62,182
5.75%, 2/1/2026	48,000	50,804
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	100,000	91,326
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.00%, 8/15/2027 (a)	50,000	52,425
5.88%, 3/15/2025	60,000	61,850
		318,587
AEROSPACE & DEFENSE — 2.7%
Arconic, Inc.:
5.13%, 10/1/2024	50,000	53,230
5.40%, 4/15/2021	75,000	77,725
5.87%, 2/23/2022	75,000	79,948
5.95%, 2/1/2037	117,000	126,896
6.15%, 8/15/2020	25,000	25,764
6.75%, 1/15/2028	20,000	22,736
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a)	65,000	68,372
Bombardier, Inc.:
6.13%, 1/15/2023 (a)	60,000	60,642
7.50%, 12/1/2024 (a)	50,000	50,378
7.50%, 3/15/2025 (a) (b)	300,000	299,955
7.88%, 4/15/2027 (a)	175,000	174,009
8.75%, 12/1/2021 (a)	100,000	108,847
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	50,000	55,135
Moog, Inc. 5.25%, 12/1/2022 (a)	56,000	56,927
Pioneer Holdings LLC/Pioneer Finance Corp. 9.00%, 11/1/2022 (a)	87,000	91,320
TransDigm, Inc.:
6.00%, 7/15/2022	75,000	76,081
6.25%, 3/15/2026 (a)	240,000	257,722
6.50%, 7/15/2024	75,000	77,386
7.50%, 3/15/2027	138,000	149,807
6.50%, 5/15/2025	91,000	94,776
Triumph Group, Inc.:
4.88%, 4/1/2021	35,000	35,027
6.25%, 9/15/2024 (a)	41,000	42,734
7.75%, 8/15/2025 (b)	30,000	30,300
		2,115,717
AGRICULTURE — 0.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. 8.50%, 12/15/2022 (a)	18,000	17,537
Security Description	Principal Amount	Value
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	$40,000	$42,067
Pyxus International, Inc. 8.50%, 4/15/2021 (a)	54,000	52,169
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	65,000	62,381
		174,154
AIRLINES — 0.3%
American Airlines Group, Inc. 5.00%, 6/1/2022 (a)	60,000	62,174
United Continental Holdings, Inc.:
5.00%, 2/1/2024	29,000	30,608
6.00%, 12/1/2020 (b)	52,000	54,008
Virgin Australia Holdings, Ltd. 7.88%, 10/15/2021 (a)	81,000	82,844
		229,634
APPAREL — 0.3%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	81,000	85,324
Under Armour, Inc. 3.25%, 6/15/2026	10,000	9,626
William Carter Co. 5.63%, 3/15/2027 (a)	92,000	98,604
		193,554
AUTO MANUFACTURERS — 0.9%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	50,000	51,118
5.88%, 6/1/2029 (a)	23,000	24,944
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a) (b)	100,000	88,581
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	78,000	79,757
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	100,000	106,891
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	50,000	49,589
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	27,000	27,921
Navistar International Corp. 6.63%, 11/1/2025 (a)	100,000	101,539
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	100,000	89,937
Wabash National Corp. 5.50%, 10/1/2025 (a)	50,000	49,260
		669,537
AUTO PARTS & EQUIPMENT — 1.2%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	100,000	81,339
Adient US LLC 7.00%, 5/15/2026 (a)	22,000	23,025
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	35,000	35,982

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025	$50,000	$48,543
6.63%, 10/15/2022	66,000	66,786
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	45,000	40,996
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	70,000	71,716
Dana, Inc. 5.50%, 12/15/2024	44,000	45,138
Delphi Technologies PLC 5.00%, 10/1/2025 (a) (b)	49,000	43,510
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	25,000	24,614
5.00%, 5/31/2026 (b)	45,000	45,665
5.13%, 11/15/2023	85,000	86,176
8.75%, 8/15/2020	25,000	26,317
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.50%, 6/1/2026 (a) (b)	20,000	21,152
Meritor, Inc. 6.25%, 2/15/2024	50,000	51,418
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a)	89,000	93,662
8.50%, 5/15/2027 (a)	94,000	95,188
Tenneco, Inc. 5.00%, 7/15/2026 (b)	50,000	41,176
Titan International, Inc. 6.50%, 11/30/2023	25,000	19,877
		962,280
BANKS — 1.4%
Barclays Bank PLC 6.28%, 12/15/2034 (c)	50,000	52,866
CIT Group, Inc.:
4.13%, 3/9/2021	45,000	45,918
5.00%, 8/15/2022	89,000	94,287
5.25%, 3/7/2025	35,000	38,208
Deutsche Bank AG:
4.50%, 4/1/2025	103,000	99,323
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	100,000	89,592
Freedom Mortgage Corp.:
8.13%, 11/15/2024 (a) (b)	64,000	59,188
8.25%, 4/15/2025 (a)	100,000	92,156
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	200,000	205,858
Popular, Inc. 6.13%, 9/14/2023	6,000	6,462
RBS Capital Trust II 3 Month USD LIBOR + 1.94%, 6.43%, 1/3/2034 (c)	73,000	98,477
Synovus Financial Corp.:
5.90%, 2/7/2029 (c)	12,000	12,692
3 Month USD LIBOR + 4.18%, 5.75%, 12/15/2025 (c)	10,000	10,219
Security Description	Principal Amount	Value
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	$200,000	$205,668
		1,110,914
BUILDING MATERIALS — 0.7%
Griffon Corp. 5.25%, 3/1/2022	115,000	115,913
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	25,488
Masonite International Corp. 5.38%, 2/1/2028 (a)	48,000	50,153
NCI Building Systems, Inc. 8.00%, 4/15/2026 (a) (b)	40,000	39,382
Norbord, Inc. 6.25%, 4/15/2023 (a)	29,000	30,779
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	63,000	65,187
5.00%, 2/15/2027 (a)	30,000	31,097
5.38%, 11/15/2024 (a)	120,000	123,547
5.50%, 2/15/2023 (a)	20,000	20,449
6.00%, 10/15/2025 (a)	75,000	78,599
		580,594
CHEMICALS — 2.5%
Ashland LLC:
4.75%, 8/15/2022	25,000	26,225
6.88%, 5/15/2043	50,000	56,991
Avantor, Inc. 9.00%, 10/1/2025 (a)	150,000	168,850
Blue Cube Spinco LLC:
9.75%, 10/15/2023	25,000	27,386
10.00%, 10/15/2025	56,000	62,758
CF Industries, Inc.:
4.95%, 6/1/2043	25,000	24,612
5.15%, 3/15/2034	50,000	52,253
5.38%, 3/15/2044	50,000	50,413
7.13%, 5/1/2020	47,000	48,293
Chemours Co.:
5.38%, 5/15/2027	50,000	43,208
6.63%, 5/15/2023	100,000	98,852
7.00%, 5/15/2025 (b)	15,000	14,207
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	75,000	69,184
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	69,000	70,732
Ingevity Corp. 4.50%, 2/1/2026 (a)	50,000	49,970
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a) (b)	17,000	17,760
Neon Holdings, Inc. 10.13%, 4/1/2026 (a)	50,000	50,365
NOVA Chemicals Corp.:
4.88%, 6/1/2024 (a)	100,000	102,690
5.00%, 5/1/2025 (a)	125,000	127,767

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 8/1/2023 (a)	$50,000	$50,585
Olin Corp.:
5.00%, 2/1/2030	25,000	25,055
5.63%, 8/1/2029	62,000	64,411
PolyOne Corp. 5.25%, 3/15/2023	48,000	51,763
PQ Corp. 6.75%, 11/15/2022 (a)	75,000	77,644
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	50,000	36,015
SPCM SA 4.88%, 9/15/2025 (a)	35,000	35,756
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	150,000	149,566
TPC Group, Inc. 10.50%, 8/1/2024 (a)	38,000	39,717
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	50,000	48,624
Tronox Finance PLC 5.75%, 10/1/2025 (a)	27,000	25,438
Tronox, Inc. 6.50%, 4/15/2026 (a) (b)	50,000	47,720
Valvoline, Inc. 5.50%, 7/15/2024	50,000	52,014
WR Grace & Co-Conn:
5.13%, 10/1/2021 (a)	50,000	52,010
5.63%, 10/1/2024 (a)	39,000	42,188
		1,961,022
COAL — 0.4%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a) (b)	75,000	74,246
CONSOL Energy, Inc. 11.00%, 11/15/2025 (a)	50,000	50,100
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	32,000	7,201
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	50,000	49,079
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	50,000	44,618
Warrior Met Coal, Inc. 8.00%, 11/1/2024 (a)	109,000	113,190
		338,434
COMMERCIAL SERVICES — 4.2%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	64,000	62,284
ADT Security Corp. 4.88%, 7/15/2032 (a)	76,000	66,967
Security Description	Principal Amount	Value
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	$50,000	$42,626
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	50,000	52,775
9.75%, 7/15/2027 (a)	74,000	77,216
AMN Healthcare, Inc.:
4.63%, 10/1/2027 (a) (d)	200,000	202,112
5.13%, 10/1/2024 (a)	80,000	82,924
APX Group, Inc.:
7.63%, 9/1/2023 (b)	25,000	22,263
7.88%, 12/1/2022 (b)	71,000	70,617
8.75%, 12/1/2020 (b)	42,000	41,504
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a)	50,000	51,532
5.50%, 4/1/2023	25,000	25,507
5.75%, 7/15/2027 (a)	25,000	25,792
BidFair MergeRight, Inc. 7.38%, 10/15/2027 (a) (d)	200,000	204,114
Brink's Co. 4.63%, 10/15/2027 (a)	25,000	25,189
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (a)	50,000	51,005
Carriage Services, Inc. 6.63%, 6/1/2026 (a)	21,000	21,528
Cimpress NV 7.00%, 6/15/2026 (a)	50,000	51,767
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	30,000	32,218
8.25%, 11/15/2026 (a)	130,000	143,567
Flexi-Van Leasing, Inc. 10.00%, 2/15/2023 (a)	18,000	17,577
Garda World Security Corp. 8.75%, 5/15/2025 (a)	50,000	51,433
Harsco Corp. 5.75%, 7/31/2027 (a)	55,000	57,241
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	45,000	46,798
Hertz Corp.:
6.25%, 10/15/2022	150,000	151,906
7.63%, 6/1/2022 (a)	100,000	104,095
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	30,000	31,061
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	50,000	50,170
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	50,112
5.00%, 4/15/2022 (a)	150,000	150,784
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	70,000	71,896

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 4/15/2026 (a)	$67,000	$69,712
9.25%, 5/15/2023 (a)	150,000	157,653
RR Donnelley & Sons Co. 6.00%, 4/1/2024	5,000	5,109
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	50,000	52,120
Sotera Health Topco, Inc. PIK 8.13%, 11/1/2021 (a)	25,000	25,020
Sotheby's 4.88%, 12/15/2025 (a)	25,000	25,247
Star Merger Sub, Inc. 10.25%, 2/15/2027 (a)	65,000	71,901
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	75,000	51,900
Tms International Holding Corp. 7.25%, 8/15/2025 (a)	80,000	68,594
United Rentals North America, Inc.:
4.63%, 7/15/2023	112,000	114,642
4.63%, 10/15/2025	25,000	25,545
4.88%, 1/15/2028	100,000	103,969
5.25%, 1/15/2030	52,000	54,562
5.50%, 7/15/2025	75,000	78,112
5.50%, 5/15/2027	50,000	53,022
5.88%, 9/15/2026	50,000	53,318
6.50%, 12/15/2026	75,000	81,774
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	55,000	58,623
WEX, Inc. 4.75%, 2/1/2023 (a)	23,000	23,272
		3,310,675
COMPUTERS — 1.7%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	100,000	95,522
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	250,000	254,030
7.13%, 6/15/2024 (a)	200,000	211,086
Dell, Inc. 6.50%, 4/15/2038	25,000	26,209
Diebold Nixdorf, Inc. 8.50%, 4/15/2024 (b)	25,000	23,433
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a) (b)	85,000	47,551
Harland Clarke Holdings Corp.:
6.88%, 3/1/2020 (a)	63,000	61,753
9.25%, 3/1/2021 (a) (b)	50,000	46,985
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	50,817
NCR Corp.:
5.00%, 7/15/2022	50,000	50,546
5.75%, 9/1/2027 (a)	45,000	46,629
5.88%, 12/15/2021	4,000	4,035
6.13%, 9/1/2029 (a)	45,000	47,477
6.38%, 12/15/2023	50,000	51,367
Security Description	Principal Amount	Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	$37,000	$38,125
West Corp. 8.50%, 10/15/2025 (a)	100,000	80,379
Western Digital Corp. 4.75%, 2/15/2026	155,000	159,594
		1,295,538
CONSTRUCTION MATERIALS — 0.5%
CPG Merger Sub LLC 8.00%, 10/1/2021 (a)	60,000	60,027
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	26,000	26,075
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	75,000	74,597
Norbord, Inc. 5.75%, 7/15/2027 (a)	25,000	25,654
Patrick Industries, Inc. 7.50%, 10/15/2027 (a)	200,000	206,466
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	20,000	21,588
		414,407
COSMETICS/PERSONAL CARE — 0.3%
Avon International Capital PLC 6.50%, 8/15/2022 (a)	50,000	51,966
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	125,000	130,300
Avon Products, Inc. 7.00%, 3/15/2023	32,000	33,680
Edgewell Personal Care Co. 4.70%, 5/19/2021	50,000	51,141
		267,087
DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc. 5.88%, 5/15/2026 (a)	60,000	63,064
Anixter, Inc. 5.13%, 10/1/2021	100,000	104,301
Core & Main L.P. 6.13%, 8/15/2025 (a)	10,000	10,015
Global Partners L.P./GLP Finance Corp. 7.00%, 6/15/2023	50,000	51,368
H&E Equipment Services, Inc. 5.63%, 9/1/2025	55,000	56,707
HD Supply, Inc. 5.38%, 10/15/2026 (a)	55,000	58,306
IAA, Inc. 5.50%, 6/15/2027 (a)	26,000	27,604
LKQ Corp. 4.75%, 5/15/2023	50,000	50,774

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	$136,000	$143,534
		565,673
DIVERSIFIED FINANCIAL SERVICES — 3.2%
Ally Financial, Inc.:
3.88%, 5/21/2024	37,000	38,298
4.63%, 3/30/2025	50,000	53,857
5.13%, 9/30/2024	50,000	54,591
5.75%, 11/20/2025	225,000	252,040
8.00%, 11/1/2031	125,000	172,802
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	24,000	16,699
Credit Acceptance Corp.:
6.13%, 2/15/2021	58,000	58,172
7.38%, 3/15/2023	5,000	5,193
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	100,000	101,261
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.38%, 12/15/2025	50,000	52,629
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	200,000	198,992
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/2022 (a)	5,000	5,203
5.88%, 8/1/2021 (a)	70,000	71,151
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	125,000	130,170
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	35,000	35,126
Navient Corp.:
5.00%, 10/26/2020	25,000	25,438
5.50%, 1/25/2023	75,000	77,787
6.50%, 6/15/2022	75,000	80,292
6.63%, 7/26/2021	60,000	63,323
6.75%, 6/25/2025 (b)	50,000	51,692
6.75%, 6/15/2026 (b)	55,000	56,354
7.25%, 9/25/2023	25,000	27,190
Series MTN, 6.13%, 3/25/2024 (b)	160,000	166,090
Series MTN, 7.25%, 1/25/2022	10,000	10,810
Ocwen Loan Servicing LLC 8.38%, 11/15/2022 (a)	8,000	6,703
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	100,000	103,323
Springleaf Finance Corp.:
5.63%, 3/15/2023	40,000	42,896
6.13%, 5/15/2022	66,000	70,941
6.13%, 3/15/2024	119,000	128,328
6.88%, 3/15/2025	75,000	82,744
7.13%, 3/15/2026	100,000	110,908
7.75%, 10/1/2021	50,000	54,527
Security Description	Principal Amount	Value
8.25%, 10/1/2023	$10,000	$11,650
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	27,000	25,224
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	23,000	23,591
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a)	50,000	43,001
		2,508,996
ELECTRIC — 2.6%
AES Corp.:
4.00%, 3/15/2021	50,000	50,935
4.50%, 3/15/2023	72,000	73,669
5.13%, 9/1/2027	50,000	53,146
5.50%, 4/15/2025	50,000	51,930
6.00%, 5/15/2026	50,000	53,149
Calpine Corp.:
5.25%, 6/1/2026 (a)	180,000	186,494
5.38%, 1/15/2023	100,000	101,256
5.88%, 1/15/2024 (a)	69,000	70,404
6.00%, 1/15/2022 (a)	50,000	50,177
Clearway Energy Operating LLC 5.38%, 8/15/2024	75,000	76,927
Drax Finco PLC 6.63%, 11/1/2025 (a)	200,000	208,802
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	86,000	94,204
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	100,000	100,313
4.25%, 7/15/2024 (a)	35,000	36,178
4.25%, 9/15/2024 (a)	49,000	50,720
4.50%, 9/15/2027 (a)	38,000	39,155
NRG Energy, Inc.:
5.25%, 6/15/2029 (a)	50,000	53,756
5.75%, 1/15/2028	50,000	53,845
6.63%, 1/15/2027	100,000	108,445
7.25%, 5/15/2026	50,000	54,848
Talen Energy Supply LLC:
6.50%, 6/1/2025	197,000	154,117
10.50%, 1/15/2026 (a)	50,000	43,188
Vistra Energy Corp. 7.63%, 11/1/2024	50,000	52,193
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	72,000	74,199
5.50%, 9/1/2026 (a)	80,000	83,789
5.63%, 2/15/2027 (a)	80,000	84,270
		2,060,109

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/2020 (a)	$49,000	$49,091
Energizer Holdings, Inc.:
6.38%, 7/15/2026 (a) (b)	75,000	80,394
7.75%, 1/15/2027 (a)	40,000	44,529
EnerSys 5.00%, 4/30/2023 (a)	74,000	75,861
WESCO Distribution, Inc. 5.38%, 6/15/2024	38,000	39,306
		289,181
ELECTRONICS — 0.7%
ADT Security Corp.:
3.50%, 7/15/2022	125,000	125,617
6.25%, 10/15/2021	50,000	53,231
Ingram Micro, Inc.:
5.00%, 8/10/2022	50,000	51,172
5.45%, 12/15/2024	85,000	88,023
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	50,000	52,713
5.63%, 11/1/2024 (a)	50,000	54,387
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	100,000	100,183
TTM Technologies, Inc. 5.63%, 10/1/2025 (a) (b)	8,000	8,020
		533,346
ENERGY-ALTERNATE SOURCES — 0.2%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	50,000	51,531
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	44,000	45,075
6.63%, 6/15/2025 (a) (e)	83,000	87,445
		184,051
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 5.88%, 10/15/2024	88,000	95,626
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	100,000	89,351
MasTec, Inc. 4.88%, 3/15/2023	106,000	107,709
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/2026 (a)	14,000	14,349
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	79,000	76,607
		383,642
ENTERTAINMENT — 1.8%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	77,000	73,470
5.88%, 11/15/2026	37,000	33,656
Security Description	Principal Amount	Value
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	$30,000	$32,153
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	50,000	51,483
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	32,000	33,943
Cinemark USA, Inc. 4.88%, 6/1/2023	50,000	50,928
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	100,000	102,294
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	10,000	10,588
Eldorado Resorts, Inc. 6.00%, 4/1/2025	100,000	105,626
Enterprise Development Authority 12.00%, 7/15/2024 (a)	20,000	21,889
International Game Technology PLC 6.50%, 2/15/2025 (a)	150,000	166,432
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	50,000	52,716
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	75,000	79,372
Live Nation Entertainment, Inc.:
5.38%, 6/15/2022 (a)	59,000	59,769
5.63%, 3/15/2026 (a)	25,000	26,653
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	50,000	47,939
Scientific Games International, Inc.:
6.63%, 5/15/2021	72,000	73,080
8.25%, 3/15/2026 (a)	150,000	159,135
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	65,000	67,330
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a)	60,000	63,619
WMG Acquisition Corp. 5.00%, 8/1/2023 (a)	60,000	61,535
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a)	62,000	65,081
		1,438,691
ENVIRONMENTAL CONTROL — 0.5%
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	5,000	5,227
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	35,000	36,657
Covanta Holding Corp. 5.88%, 7/1/2025	81,000	84,429
GFL Environmental, Inc.:
5.38%, 3/1/2023 (a)	47,000	47,593
7.00%, 6/1/2026 (a) (b)	14,000	14,758
8.50%, 5/1/2027 (a)	48,000	53,210

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Stericycle, Inc. 5.38%, 7/15/2024 (a)	$65,000	$66,763
Tervita Corp. 7.63%, 12/1/2021 (a)	50,000	50,845
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	52,000	53,663
		413,145
FOOD — 2.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's Inc./Albertson's LLC 5.75%, 3/15/2025	50,000	51,588
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
6.63%, 6/15/2024	100,000	105,008
7.50%, 3/15/2026 (a)	50,000	56,060
B&G Foods, Inc.:
4.63%, 6/1/2021	20,000	20,005
5.25%, 4/1/2025	100,000	102,411
5.25%, 9/15/2027	107,000	109,605
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	75,000	75,928
Clearwater Seafoods, Inc. 6.88%, 5/1/2025 (a)	33,000	33,812
Dean Foods Co. 6.50%, 3/15/2023 (a)	50,000	26,623
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	49,000	46,314
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	90,000	50,400
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.50%, 1/15/2030 (a)	68,000	72,052
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	60,000	63,193
4.88%, 11/1/2026 (a)	90,000	94,707
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. 8.50%, 6/1/2026 (a)	50,000	37,466
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	75,000	77,672
5.88%, 9/30/2027 (a)	50,000	53,789
Post Holdings, Inc.:
5.00%, 8/15/2026 (a)	200,000	207,546
5.50%, 3/1/2025 (a)	50,000	52,357
5.50%, 12/15/2029 (a)	80,000	83,511
5.75%, 3/1/2027 (a)	50,000	53,031
Safeway, Inc. 7.25%, 2/1/2031	50,000	51,061
Simmons Foods, Inc. 5.75%, 11/1/2024 (a) (b)	125,000	122,272
		1,646,411
Security Description	Principal Amount	Value
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
4.75%, 6/1/2026	$25,000	$25,758
5.00%, 4/1/2025 (a)	200,000	206,600
5.13%, 1/15/2024	20,000	20,653
		253,011
FOREST PRODUCTS & PAPER — 0.3%
Cascades, Inc. 5.50%, 7/15/2022 (a)	50,000	50,554
Clearwater Paper Corp.:
4.50%, 2/1/2023 (b)	50,000	50,558
5.38%, 2/1/2025 (a)	25,000	24,029
Mercer International, Inc. 5.50%, 1/15/2026	71,000	68,678
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025	15,000	17,913
		211,732
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	51,000	54,745
5.63%, 5/20/2024	40,000	42,881
5.75%, 5/20/2027	25,000	26,986
5.88%, 8/20/2026	60,000	65,905
NGL Energy Partners L.P./NGL Energy Finance Corp. 6.13%, 3/1/2025	46,000	43,929
		234,446
HAND & MACHINE TOOLS — 0.2%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a)	18,000	16,015
Colfax Corp. 6.00%, 2/15/2024 (a)	90,000	95,387
		111,402
HEALTH CARE PRODUCTS — 0.5%
Avantor, Inc. 6.00%, 10/1/2024 (a)	60,000	64,276
Becton Dickinson and Co. 4.88%, 5/15/2044	26,000	29,446
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	35,000	36,012
Hologic, Inc.:
4.38%, 10/15/2025 (a)	65,000	66,615
4.63%, 2/1/2028 (a)	25,000	25,914
Kinetic Concepts, Inc./KCI USA, Inc. 12.50%, 11/1/2021 (a)	7,000	7,471

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a)	$80,000	$78,226
Teleflex, Inc.:
4.88%, 6/1/2026	27,000	28,271
5.25%, 6/15/2024 (b)	64,000	65,729
		401,960
HEALTH CARE SERVICES — 5.5%
Acadia Healthcare Co., Inc.:
5.13%, 7/1/2022	7,000	7,063
5.63%, 2/15/2023	50,000	51,176
6.50%, 3/1/2024	55,000	57,446
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	35,000	36,306
Centene Corp.:
4.75%, 5/15/2022	60,000	61,321
5.63%, 2/15/2021	100,000	101,424
6.13%, 2/15/2024	147,000	153,168
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	39,000	40,813
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	30,000	31,835
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	350,000	347,917
6.88%, 2/1/2022	150,000	112,833
8.00%, 3/15/2026 (a)	100,000	99,872
9.88%, 6/30/2023 (a) (e)	200,000	172,602
DaVita, Inc.:
5.00%, 5/1/2025	150,000	149,581
5.13%, 7/15/2024	200,000	203,574
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	75,000	75,680
Encompass Health Corp.:
4.50%, 2/1/2028	39,000	39,542
4.75%, 2/1/2030	46,000	46,602
5.13%, 3/15/2023	24,000	24,503
5.75%, 9/15/2025	80,000	83,675
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	125,000	76,250
HCA, Inc.:
5.38%, 2/1/2025	150,000	163,753
5.38%, 9/1/2026	60,000	65,862
5.63%, 9/1/2028	100,000	111,564
5.88%, 5/1/2023	218,000	239,863
5.88%, 2/15/2026	100,000	111,875
5.88%, 2/1/2029	65,000	73,116
7.69%, 6/15/2025	25,000	30,248
Magellan Health, Inc. 4.90%, 9/22/2024	100,000	99,875
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	60,000	60,964
Security Description	Principal Amount	Value
6.25%, 1/15/2027 (a)	$55,000	$54,498
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	100,000	92,269
One Call Corp. 10.00%, 10/1/2024 (a)	3,000	2,706
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	80,000	68,026
Quorum Health Corp. 11.63%, 4/15/2023 (b)	50,000	45,170
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	50,000	53,257
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	125,000	133,913
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a)	50,000	50,729
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. 7.50%, 10/1/2024 (a)	26,000	26,975
Tenet Healthcare Corp.:
4.63%, 7/15/2024	225,000	231,264
6.25%, 2/1/2027 (a)	150,000	156,109
6.75%, 6/15/2023	100,000	105,091
7.00%, 8/1/2025 (b)	75,000	76,628
8.13%, 4/1/2022	200,000	216,386
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (a)	65,000	69,444
		4,312,768
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	54,000	53,879
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	80,000	77,790
		131,669
HOME BUILDERS — 3.2%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 8/1/2025 (a)	25,000	24,938
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	24,000	23,282
6.75%, 3/15/2025	50,000	50,886
7.25%, 10/15/2029 (a)	200,000	203,600
Brookfield Residential Properties, Inc. 6.38%, 5/15/2025 (a)	40,000	40,949
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
6.13%, 7/1/2022 (a)	90,000	91,405
6.25%, 9/15/2027 (a)	56,000	56,185
Century Communities, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 7/15/2025	$32,000	$33,067
6.75%, 6/1/2027 (a)	6,000	6,443
Forestar Group, Inc. 8.00%, 4/15/2024 (a)	45,000	48,695
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	100,000	103,354
K Hovnanian Enterprises, Inc. 10.50%, 7/15/2024 (a)	29,000	22,095
KB Home:
6.88%, 6/15/2027 (b)	50,000	56,385
7.00%, 12/15/2021	50,000	53,933
Lennar Corp.:
4.13%, 1/15/2022	50,000	51,285
4.50%, 4/30/2024	50,000	52,737
4.75%, 4/1/2021	25,000	25,587
4.75%, 11/15/2022	20,000	21,039
4.75%, 5/30/2025	25,000	26,698
4.88%, 12/15/2023	10,000	10,669
5.25%, 6/1/2026	24,000	25,993
5.88%, 11/15/2024	50,000	55,446
6.25%, 12/15/2021	50,000	52,861
6.63%, 5/1/2020	20,000	20,458
8.38%, 1/15/2021	6,000	6,416
M/I Homes, Inc.:
5.63%, 8/1/2025	40,000	41,276
6.75%, 1/15/2021	67,000	67,756
Mattamy Group Corp.:
6.50%, 10/1/2025 (a)	50,000	52,969
6.88%, 12/15/2023 (a)	12,000	12,467
MDC Holdings, Inc. 5.50%, 1/15/2024	19,000	20,761
Meritage Homes Corp.:
6.00%, 6/1/2025	27,000	29,887
7.00%, 4/1/2022	30,000	33,040
New Home Co., Inc. 7.25%, 4/1/2022	25,000	23,563
PulteGroup, Inc.:
5.00%, 1/15/2027	75,000	81,042
5.50%, 3/1/2026	50,000	54,879
6.00%, 2/15/2035	25,000	26,593
6.38%, 5/15/2033	25,000	27,639
7.88%, 6/15/2032	25,000	30,524
Shea Homes L.P./Shea Homes Funding Corp.:
5.88%, 4/1/2023 (a)	100,000	102,424
6.13%, 4/1/2025 (a)	42,000	43,091
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	100,000	108,686
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.88%, 4/15/2023 (a)	100,000	106,958
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	39,000	40,239
4.38%, 4/15/2023	25,000	26,134
4.88%, 11/15/2025	25,000	26,661
Security Description	Principal Amount	Value
5.63%, 1/15/2024	$29,000	$31,610
TRI Pointe Group, Inc.:
4.88%, 7/1/2021	2,000	2,059
5.25%, 6/1/2027	43,000	43,169
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	25,000	26,691
William Lyon Homes, Inc.:
5.88%, 1/31/2025	75,000	76,105
6.00%, 9/1/2023	106,000	110,389
6.63%, 7/15/2027 (a)	5,000	5,174
7.00%, 8/15/2022	2,000	2,005
Williams Scotsman International, Inc. 7.88%, 12/15/2022 (a)	70,000	73,286
		2,491,483
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	39,000	40,736
HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	50,000	51,803
Central Garden & Pet Co. 5.13%, 2/1/2028	75,000	76,529
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	75,000	66,739
Prestige Brands, Inc. 5.38%, 12/15/2021 (a)	25,000	25,128
Spectrum Brands, Inc.:
5.75%, 7/15/2025	75,000	78,202
6.13%, 12/15/2024	25,000	25,938
		324,339
HOUSEWARES — 0.1%
American Greetings Corp. 8.75%, 4/15/2025 (a)	40,000	37,200
Scotts Miracle-Gro Co. 6.00%, 10/15/2023	17,000	17,559
		54,759
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	50,000	46,777
8.13%, 2/15/2024 (a)	105,000	113,119
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	50,000	51,103
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	25,000	25,125
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	35,000	37,667
Genworth Holdings, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.63%, 9/24/2021 (b)	$200,000	$207,678
4.80%, 2/15/2024	20,000	18,669
4.90%, 8/15/2023	50,000	47,477
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	50,000	51,695
HUB International, Ltd. 7.00%, 5/1/2026 (a)	75,000	76,990
MBIA, Inc. 6.40%, 8/15/2022	1,000	1,000
MGIC Investment Corp. 5.75%, 8/15/2023	12,000	13,180
Radian Group, Inc.:
4.50%, 10/1/2024	580	599
4.88%, 3/15/2027	25,000	25,459
USI, Inc. 6.88%, 5/1/2025 (a)	10,000	10,158
York Risk Services Holding Corp. 8.50%, 10/1/2022 (a)	13,000	13,276
		739,972
INTERNET — 1.6%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	28,000	29,471
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	29,000	29,631
Match Group, Inc.:
5.00%, 12/15/2027 (a)	39,000	40,627
6.38%, 6/1/2024	28,000	29,441
Netflix, Inc.:
4.88%, 4/15/2028	150,000	152,473
5.38%, 11/15/2029 (a)	19,000	19,830
5.88%, 2/15/2025 (b)	35,000	38,462
5.88%, 11/15/2028	150,000	163,134
6.38%, 5/15/2029 (a)	105,000	116,287
Symantec Corp.:
3.95%, 6/15/2022	25,000	25,505
4.20%, 9/15/2020	50,000	50,619
5.00%, 4/15/2025 (a)	75,000	76,136
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	75,000	74,703
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	50,832
5.25%, 4/1/2025	50,000	54,626
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/1/2023	25,000	25,694
6.38%, 5/15/2025	228,000	235,107
		1,212,578
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (a)	25,000	26,557
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	50,000	50,779
Security Description	Principal Amount	Value
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024 (a)	$94,000	$94,105
6.25%, 2/1/2022	100,000	102,605
6.25%, 5/15/2026 (a)	65,000	68,257
6.75%, 2/1/2024	60,000	62,598
		404,901
IRON/STEEL — 1.2%
AK Steel Corp.:
6.38%, 10/15/2025	50,000	42,601
7.00%, 3/15/2027 (b)	25,240	21,581
7.63%, 10/1/2021	118,000	117,062
Allegheny Technologies, Inc. 7.88%, 8/15/2023	75,000	81,291
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	50,000	52,962
Carpenter Technology Corp. 4.45%, 3/1/2023	25,000	25,671
Cleveland-Cliffs, Inc.:
5.75%, 3/1/2025 (b)	68,000	66,796
5.88%, 6/1/2027 (a)	50,000	47,316
Commercial Metals Co. 4.88%, 5/15/2023	56,000	58,013
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	43,000	44,188
Steel Dynamics, Inc.:
4.13%, 9/15/2025	31,000	31,314
5.00%, 12/15/2026	25,000	26,179
5.13%, 10/1/2021	100,000	100,338
5.25%, 4/15/2023	55,000	55,981
5.50%, 10/1/2024	75,000	77,068
United States Steel Corp. 6.88%, 8/15/2025 (b)	100,000	90,272
		938,633
IT SERVICES — 0.0% (f)
Dell, Inc. 5.40%, 9/10/2040	16,000	15,749
LEISURE TIME — 0.8%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	50,000	41,663
Carlson Travel, Inc. 6.75%, 12/15/2023 (a)	50,000	51,175
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	50,000	42,569
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	75,000	76,278
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	50,000	51,377
5.38%, 4/15/2023 (a)	100,000	102,134
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	50,000	52,917
6.25%, 5/15/2025 (a)	40,000	41,700
Vista Outdoor, Inc. 5.88%, 10/1/2023 (b)	21,000	19,584

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	$100,000	$103,239
		582,636
LODGING — 2.0%
Boyd Gaming Corp.:
6.38%, 4/1/2026	65,000	68,951
6.88%, 5/15/2023	100,000	103,814
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	50,000	51,552
10.75%, 9/1/2024 (a)	50,000	51,477
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	95,000	96,802
4.88%, 1/15/2030 (a)	80,000	84,378
5.13%, 5/1/2026	95,000	99,869
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	96,000	101,911
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 10.25%, 11/15/2022 (a)	54,000	57,247
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028 (a) (d)	100,000	101,403
MGM Resorts International:
4.63%, 9/1/2026	50,000	52,113
5.50%, 4/15/2027	58,000	63,555
5.75%, 6/15/2025	80,000	88,209
6.00%, 3/15/2023	70,000	77,231
7.75%, 3/15/2022	125,000	140,164
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	11,000	10,903
Wyndham Destinations, Inc.:
3.90%, 3/1/2023	25,000	25,397
4.25%, 3/1/2022	8,000	8,183
5.63%, 3/1/2021	10,000	10,356
6.35%, 10/1/2025	50,000	55,046
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	40,000	42,026
Wyndham Worldwide Corp. 5.40%, 4/1/2024	30,000	31,653
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/2025 (a)	150,000	157,408
		1,579,648
MACHINERY, CONSTRUCTION & MINING — 0.1%
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	100,000	96,510
MACHINERY-DIVERSIFIED — 0.2%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	50,000	47,420
Security Description	Principal Amount	Value
Cloud Crane LLC 10.13%, 8/1/2024 (a)	$10,000	$10,709
SPX FLOW, Inc.:
5.63%, 8/15/2024 (a)	50,000	51,870
5.88%, 8/15/2026 (a)	36,000	37,639
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	25,000	23,436
		171,074
MEDIA — 10.0%
Altice Financing SA:
6.63%, 2/15/2023 (a)	200,000	205,524
7.50%, 5/15/2026 (a)	200,000	212,742
Altice Finco SA 7.63%, 2/15/2025 (a) (b)	21,000	21,796
Altice Luxembourg SA:
7.63%, 2/15/2025 (a)	200,000	208,268
7.75%, 5/15/2022 (a)	200,000	204,214
AMC Networks, Inc.:
4.75%, 12/15/2022	9,000	9,135
4.75%, 8/1/2025	50,000	51,607
5.00%, 4/1/2024	50,000	51,483
Block Communications, Inc. 6.88%, 2/15/2025 (a)	75,000	78,016
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	25,000	25,377
4.75%, 3/1/2030 (a) (d)	154,000	156,673
5.00%, 2/1/2028 (a)	170,000	175,901
5.13%, 5/1/2023 (a)	100,000	102,497
5.13%, 5/1/2027 (a)	200,000	208,772
5.25%, 9/30/2022	100,000	101,109
5.38%, 6/1/2029 (a)	128,000	136,250
5.50%, 5/1/2026 (a)	175,000	183,417
5.75%, 9/1/2023	234,000	238,706
5.75%, 1/15/2024	55,000	56,178
5.75%, 2/15/2026 (a)	140,000	147,878
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	40,000	36,785
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a)	40,000	41,774
9.25%, 2/15/2024 (a)	113,000	124,227
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	200,000	205,340
5.75%, 1/15/2030 (a)	400,000	417,980
6.63%, 10/15/2025 (a)	350,000	375,158
10.88%, 10/15/2025 (a)	250,000	283,267
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	30,000	31,434
DISH DBS Corp.:
5.88%, 7/15/2022	100,000	104,114
5.88%, 11/15/2024	140,000	138,758
6.75%, 6/1/2021	105,000	110,559
7.75%, 7/1/2026	250,000	254,270

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Entercom Media Corp.:
6.50%, 5/1/2027 (a)	$22,000	$22,983
7.25%, 11/1/2024 (a) (b)	64,000	66,456
EW Scripps Co. 5.13%, 5/15/2025 (a)	30,000	30,164
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	80,000	87,845
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	50,000	51,796
5.88%, 7/15/2026 (a)	50,000	52,025
iHeartCommunications, Inc.:
6.38%, 5/1/2026	50,000	54,146
8.38%, 5/1/2027	100,000	108,123
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	100,000	99,885
Liberty Interactive LLC:
8.25%, 2/1/2030	36,000	37,719
8.50%, 7/15/2029	50,000	53,402
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a) (b)	22,000	19,052
Meredith Corp. 6.88%, 2/1/2026	50,000	50,930
Nexstar Broadcasting, Inc.:
5.63%, 8/1/2024 (a)	34,000	35,409
5.88%, 11/15/2022	840	860
6.13%, 2/15/2022 (a)	10,000	10,125
Nexstar Escrow, Inc. 5.63%, 7/15/2027 (a)	60,000	62,858
Radiate Holdco LLC / Radiate Finance, Inc. 6.63%, 2/15/2025 (a)	40,000	40,296
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a) (b)	36,000	37,081
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	35,000	35,579
Sinclair Television Group, Inc.:
5.13%, 2/15/2027 (a)	55,000	55,412
5.63%, 8/1/2024 (a)	84,000	86,504
Sirius XM Radio, Inc.:
4.63%, 7/15/2024 (a)	55,000	57,077
5.00%, 8/1/2027 (a)	140,000	144,896
5.38%, 4/15/2025 (a)	100,000	103,855
5.50%, 7/1/2029 (a)	38,000	40,563
TEGNA, Inc.:
5.00%, 9/15/2029 (a)	134,000	135,860
5.50%, 9/15/2024 (a)	45,000	46,327
6.38%, 10/15/2023	40,000	41,260
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	200,000	204,358
Townsquare Media, Inc. 6.50%, 4/1/2023 (a)	35,000	34,944
Univision Communications, Inc.:
Security Description	Principal Amount	Value
5.13%, 5/15/2023 (a)	$97,000	$97,296
5.13%, 2/15/2025 (a)	5,000	4,864
6.75%, 9/15/2022 (a)	25,000	25,330
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	200,000	206,496
Urban One, Inc. 7.38%, 4/15/2022 (a)	25,000	24,444
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	75,000	77,756
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	25,000	26,932
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	105,790
5.38%, 6/15/2024 (a)	125,000	136,600
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	200,000	205,262
5.50%, 5/15/2029 (a)	100,000	104,563
Ziggo B.V. 5.50%, 1/15/2027 (a)	150,000	157,042
Ziggo Bond Co. B.V. 5.88%, 1/15/2025 (a)	53,000	54,682
		7,834,056
METAL FABRICATE & HARDWARE — 0.3%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	70,000	67,077
Hillman Group Inc. 6.38%, 7/15/2022 (a)	50,000	46,898
Novelis Corp. 5.88%, 9/30/2026 (a)	50,000	52,473
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	50,000	47,622
Zekelman Industries, Inc. 9.88%, 6/15/2023 (a)	26,000	27,368
		241,438
MINING — 1.5%
Alcoa Nederland Holding B.V. 7.00%, 9/30/2026 (a)	200,000	216,848
Century Aluminum Co. 7.50%, 6/1/2021 (a)	52,000	51,689
Constellium SE 5.75%, 5/15/2024 (a)	91,000	93,730
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	78,000	76,592
4.75%, 5/15/2022 (a)	25,000	25,665
5.13%, 3/15/2023 (a)	35,000	36,124
5.13%, 5/15/2024 (a)	50,000	52,005
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	100,000	100,711
4.55%, 11/14/2024	200,000	205,146
5.40%, 11/14/2034	25,000	23,990
5.45%, 3/15/2043	105,000	94,709

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Kaiser Aluminum Corp. 5.88%, 5/15/2024	$36,000	$37,445
New Gold, Inc. 6.25%, 11/15/2022 (a)	50,000	50,100
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	50,000	29,245
Novelis Corp. 6.25%, 8/15/2024 (a)	60,000	62,927
Taseko Mines, Ltd. 8.75%, 6/15/2022 (a)	50,000	46,045
		1,202,971
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	51,229
EnPro Industries, Inc. 5.75%, 10/15/2026	35,000	37,320
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	25,000	24,987
Koppers, Inc. 6.00%, 2/15/2025 (a)	50,000	50,020
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (b)	25,000	26,439
		189,995
OFFICE & BUSINESS EQUIPMENT — 0.7%
CDW LLC/CDW Finance Corp.:
4.25%, 4/1/2028	53,000	54,253
5.00%, 9/1/2023	50,000	51,281
5.50%, 12/1/2024	30,000	33,043
Pitney Bowes, Inc.:
4.13%, 9/15/2020	3,000	3,022
4.13%, 10/1/2021	40,000	40,281
4.63%, 5/15/2022	50,000	50,083
4.63%, 3/15/2024 (b)	38,000	36,000
5.20%, 4/1/2023	50,000	49,274
Xerox Corp.:
3.50%, 8/20/2020	7,000	7,021
4.13%, 3/15/2023	100,000	101,708
4.50%, 5/15/2021	50,000	51,110
4.80%, 3/1/2035	30,000	25,577
6.75%, 12/15/2039 (b)	50,000	50,904
		553,557
OIL & GAS — 7.6%
Aker BP ASA 6.00%, 7/1/2022 (a)	150,000	154,453
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	25,000	20,319
5.13%, 12/1/2022	100,000	87,777
5.38%, 11/1/2021	100,000	96,476
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	60,000	50,117
Security Description	Principal Amount	Value
10.00%, 4/1/2022 (a)	$68,000	$67,949
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	5,000	4,671
Baytex Energy Corp. 5.63%, 6/1/2024 (a)	89,000	83,093
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	125,000	119,482
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	50,000	37,372
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	140,000	70,007
Callon Petroleum Co.:
6.13%, 10/1/2024	50,000	49,312
6.38%, 7/1/2026	33,000	32,275
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 7.75%, 4/15/2023	10,000	9,274
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021 (b)	75,000	75,051
11.00%, 4/15/2025 (a)	44,000	44,248
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	50,000	47,302
Cenovus Energy, Inc. 5.70%, 10/15/2019	7,346	7,351
Centennial Resource Production LLC 6.88%, 4/1/2027 (a)	74,000	73,854
Chaparral Energy, Inc. 8.75%, 7/15/2023 (a)	4,000	1,651
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	25,000	20,171
5.38%, 6/15/2021	48,000	43,974
5.75%, 3/15/2023	7,000	5,369
7.00%, 10/1/2024	50,000	36,401
8.00%, 1/15/2025 (b)	100,000	72,230
8.00%, 6/15/2027 (b)	165,000	112,205
CNX Resources Corp.:
5.88%, 4/15/2022 (b)	50,000	48,153
7.25%, 3/14/2027 (a)	50,000	41,999
Comstock Resources, Inc. 9.75%, 8/15/2026	75,000	62,792
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	25,000	20,290
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	75,000	75,574
Denbury Resources, Inc.:
9.00%, 5/15/2021 (a)	40,000	37,657
9.25%, 3/31/2022 (a)	50,000	44,425
Diamond Offshore Drilling, Inc.:
3.45%, 11/1/2023	2,000	1,499
4.88%, 11/1/2043	84,000	38,909
5.70%, 10/15/2039	50,000	24,281
7.88%, 8/15/2025	30,000	23,537

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Diamondback Energy, Inc. 4.75%, 11/1/2024	$120,000	$123,002
Energy Ventures Gom LLC/EnVen Finance Corp. 11.00%, 2/15/2023 (a)	22,000	22,163
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	58,000	54,743
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	4,000	17
7.75%, 5/15/2026 (a)	125,000	93,719
9.38%, 5/1/2024 (a)	100,000	2,750
Extraction Oil & Gas, Inc.:
5.63%, 2/1/2026 (a)	50,000	30,616
7.38%, 5/15/2024 (a)	50,000	33,898
Global Marine, Inc. 7.00%, 6/1/2028	33,000	29,932
Gulfport Energy Corp.:
6.00%, 10/15/2024	50,000	36,186
6.38%, 5/15/2025	50,000	35,470
6.63%, 5/1/2023 (b)	21,000	16,379
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	75,000	78,349
HighPoint Operating Corp. 8.75%, 6/15/2025	25,000	22,456
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	75,000	70,399
6.25%, 11/1/2028 (a)	35,000	32,855
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	50,000	45,127
Jagged Peak Energy LLC 5.88%, 5/1/2026	27,000	27,059
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	10,000	3,496
Laredo Petroleum, Inc. 5.63%, 1/15/2022 (b)	25,000	23,747
Lonestar Resources America, Inc. 11.25%, 1/1/2023 (a)	14,000	11,964
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	41,000	41,148
Matador Resources Co. 5.88%, 9/15/2026	30,000	30,101
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	100,000	97,340
6.50%, 1/15/2025 (a)	50,000	51,611
7.00%, 3/31/2024 (a)	25,000	24,131
Montage Resources Corp. 8.88%, 7/15/2023	50,000	38,681
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	100,000	73,620
Security Description	Principal Amount	Value
Murphy Oil Corp.:
4.00%, 6/1/2022	$30,000	$30,285
4.20%, 12/1/2022	50,000	50,792
5.63%, 12/1/2042	5,000	4,390
5.75%, 8/15/2025	25,000	25,435
6.88%, 8/15/2024	75,000	78,780
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	47,176
5.00%, 9/15/2020	12,000	11,744
5.50%, 1/15/2023 (b)	25,000	20,561
5.75%, 2/1/2025	60,000	45,361
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	100,000	102,704
Noble Holding International, Ltd.:
7.75%, 1/15/2024 (b)	25,000	16,805
7.88%, 2/1/2026 (a)	50,000	35,910
7.95%, 4/1/2025	115,000	73,416
8.95%, 4/1/2045	50,000	26,060
Northern Oil and Gas, Inc. PIK 8.50%, 5/15/2023	54,000	55,612
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a) (b)	25,000	20,359
6.88%, 3/15/2022	25,000	23,541
6.88%, 1/15/2023 (b)	75,000	68,702
Pacific Drilling SA 8.38%, 10/1/2023 (a)	50,000	42,107
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	38,000	39,865
Parsley Energy LLC / Parsley Finance Corp. 5.25%, 8/15/2025 (a)	25,000	25,363
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	75,000	76,129
6.25%, 6/1/2024 (a)	55,000	57,167
PBF Holding Co. LLC/PBF Finance Corp.:
7.00%, 11/15/2023	60,000	61,958
7.25%, 6/15/2025	50,000	51,786
PDC Energy, Inc.:
5.75%, 5/15/2026	50,000	49,220
6.13%, 9/15/2024	50,000	49,886
Precision Drilling Corp.:
7.13%, 1/15/2026 (a)	24,000	22,236
7.75%, 12/15/2023 (b)	100,000	97,189
Pride International LLC 7.88%, 8/15/2040	8,000	4,015
QEP Resources, Inc.:
5.25%, 5/1/2023	25,000	23,181
5.38%, 10/1/2022	100,000	95,704
6.88%, 3/1/2021	25,000	25,162
Range Resources Corp.:
5.00%, 8/15/2022	25,000	23,449
5.00%, 3/15/2023 (b)	21,000	18,371
5.75%, 6/1/2021	59,000	58,682
5.88%, 7/1/2022	71,000	68,434

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Rowan Cos., Inc. 4.88%, 6/1/2022	$35,000	$26,866
Sable Permian Resources Land LLC/AEPB Finance Corp. 8.00%, 6/15/2020 (a)	6,000	5,113
Seven Generations Energy, Ltd.:
5.38%, 9/30/2025 (a)	50,000	49,550
6.75%, 5/1/2023 (a)	25,000	25,483
6.88%, 6/30/2023 (a)	50,000	51,100
SM Energy Co.:
5.00%, 1/15/2024	53,000	47,471
5.63%, 6/1/2025	50,000	42,925
6.13%, 11/15/2022 (b)	18,000	17,261
6.63%, 1/15/2027 (b)	44,000	37,946
Southwestern Energy Co.:
7.50%, 4/1/2026	59,000	51,285
7.75%, 10/1/2027 (b)	50,000	43,629
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	36,000	38,395
Series WI, 4.88%, 1/15/2023	150,000	154,098
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a)	6,000	1,441
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	44,500	45,120
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	66,750	67,749
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	41,000	41,063
Transocean, Inc.:
6.80%, 3/15/2038	75,000	46,122
7.50%, 1/15/2026 (a)	50,000	44,507
7.50%, 4/15/2031	25,000	17,762
9.00%, 7/15/2023 (a)	50,000	51,766
Ultra Resources, Inc. 11.00%, 7/12/2024	16,413	2,338
Valaris PLC 7.75%, 2/1/2026	121,000	68,213
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	39,000	18,073
9.75%, 4/15/2023 (a)	28,000	13,408
Whiting Petroleum Corp.:
5.75%, 3/15/2021	75,000	71,528
6.25%, 4/1/2023	75,000	57,959
6.63%, 1/15/2026	50,000	33,773
WildHorse Resource Development Corp. 6.88%, 2/1/2025	50,000	44,101
WPX Energy, Inc.:
5.25%, 9/15/2024	20,000	20,377
5.25%, 10/15/2027	50,000	50,528
5.75%, 6/1/2026	15,000	15,396
8.25%, 8/1/2023	35,000	39,686
		5,962,028
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.8%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.88%, 4/1/2027 (a)	$56,000	$59,454
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	75,000	33,519
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.25%, 8/15/2022	50,000	45,371
Hi-Crush Partners L.P. 9.50%, 8/1/2026 (a)	40,000	23,264
KCA Deutag UK Finance PLC 9.63%, 4/1/2023 (a)	47,000	29,370
McDermott Technology Americas, Inc./McDermott Technology US, Inc. 10.63%, 5/1/2024 (a)	100,000	22,421
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	68,000	55,087
Oceaneering International, Inc. 4.65%, 11/15/2024	50,000	47,154
Pioneer Energy Services Corp. 6.13%, 3/15/2022	4,000	1,564
SESI LLC:
7.13%, 12/15/2021	25,000	17,098
7.75%, 9/15/2024	100,000	56,482
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	61,875	65,185
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	50,000	52,216
6.88%, 9/1/2027 (a)	35,000	36,139
Weatherford International, Ltd.:
4.50%, 4/15/2022 (g)	100,000	34,936
7.75%, 6/15/2021 (g)	50,000	17,415
8.25%, 6/15/2023 (g)	125,000	44,375
		641,050
PACKAGING & CONTAINERS — 2.8%
ARD Securities Finance Sarl 8.75%, 1/31/2023 (a)	208,750	216,267
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 2/15/2025 (a)	200,000	209,044
Ball Corp.:
4.38%, 12/15/2020	21,000	21,467
4.88%, 3/15/2026	85,000	92,449
5.00%, 3/15/2022	50,000	52,729
5.25%, 7/1/2025	100,000	110,626
Berry Global Escrow Corp.:
4.88%, 7/15/2026 (a)	92,000	95,252
5.63%, 7/15/2027 (a)	23,000	23,812
Berry Global, Inc. 4.50%, 2/15/2026 (a)	50,000	49,335

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
BWAY Holding Co. 7.25%, 4/15/2025 (a) (b)	$100,000	$95,453
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	24,000	24,923
4.75%, 2/1/2026	50,000	52,421
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	65,000	68,349
Flex Acquisition Co., Inc. 7.88%, 7/15/2026 (a)	50,000	45,846
Graphic Packaging International, Inc. 4.88%, 11/15/2022 (b)	48,000	50,497
Greif, Inc. 6.50%, 3/1/2027 (a)	65,000	68,926
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	65,000	67,670
10.50%, 7/15/2027 (a)	100,000	101,800
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	45,000	46,325
OI European Group B.V. 4.00%, 3/15/2023 (a)	57,000	57,359
Owens-Brockway Glass Container, Inc.:
5.88%, 8/15/2023 (a)	50,000	53,245
6.38%, 8/15/2025 (a)	50,000	53,235
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	130,000	133,438
6.88%, 2/15/2021	6,584	6,602
7.00%, 7/15/2024 (a)	50,000	51,854
Sealed Air Corp.:
5.13%, 12/1/2024 (a)	50,000	53,502
5.50%, 9/15/2025 (a) (b)	35,000	37,754
6.50%, 12/1/2020 (a)	66,000	68,239
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	200,000	209,638
		2,218,057
PHARMACEUTICALS — 2.3%
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	64,000	66,984
5.88%, 5/15/2023 (a)	100,000	101,407
6.13%, 4/15/2025 (a)	215,000	223,088
6.50%, 3/15/2022 (a)	250,000	258,460
7.00%, 3/15/2024 (a)	125,000	131,414
7.00%, 1/15/2028 (a)	39,000	41,964
7.25%, 5/30/2029 (a)	39,000	42,641
9.00%, 12/15/2025 (a)	100,000	112,257
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (a)	47,000	48,327
Elanco Animal Health, Inc. Series WI, 4.27%, 8/28/2023	100,000	104,961
Security Description	Principal Amount	Value
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	$200,000	$123,030
HLF Financing Sarl LLC/Herbalife International, Inc. 7.25%, 8/15/2026 (a)	50,000	50,849
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	100,000	104,608
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (b)	75,000	24,746
5.75%, 8/1/2022 (a)	100,000	37,485
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	5,000	5,318
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	127,000	116,425
Valeant Pharmaceuticals International, Inc.:
8.50%, 1/31/2027 (a)	156,000	175,163
9.25%, 4/1/2026 (a)	50,000	56,783
		1,825,910
PIPELINES — 3.4%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	50,000	47,500
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	25,000	22,525
5.75%, 3/1/2027 (a)	45,000	37,603
5.75%, 1/15/2028 (a)	49,000	40,675
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	75,000	75,448
Cheniere Corpus Christi Holdings LLC:
5.88%, 3/31/2025	120,000	133,526
7.00%, 6/30/2024	100,000	114,932
Cheniere Energy Partners L.P.:
4.50%, 10/1/2029 (a)	92,000	94,457
5.25%, 10/1/2025	100,000	103,831
5.63%, 10/1/2026	70,000	74,326
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	25,000	23,065
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	50,000	51,143
6.25%, 4/1/2023	100,000	102,537
DCP Midstream Operating L.P.:
4.75%, 9/30/2021 (a)	50,000	51,346
4.95%, 4/1/2022	75,000	77,803
5.38%, 7/15/2025	55,000	59,188
5.60%, 4/1/2044	25,000	23,554

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.45%, 11/3/2036 (a)	$50,000	$51,968
6.75%, 9/15/2037 (a)	25,000	26,423
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	3,000	2,725
Energy Transfer Operating L.P.:
Series A, 3 Month USD LIBOR + 4.02%, 6.25%, 2/15/2023 (c)	5,000	4,632
Series B, 3 Month USD LIBOR + 4.15%, 6.63%, 2/15/2028 (c)	1,000	946
EnLink Midstream LLC 5.38%, 6/1/2029	99,000	94,534
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	50,000	46,394
4.40%, 4/1/2024	50,000	48,122
5.05%, 4/1/2045	25,000	20,062
5.45%, 6/1/2047	92,000	75,310
5.60%, 4/1/2044	12,000	9,968
Genesis Energy L.P./Genesis Energy Finance Corp. 5.63%, 6/15/2024	200,000	192,760
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	75,000	76,402
NuStar Logistics L.P.:
4.80%, 9/1/2020	50,000	50,809
5.63%, 4/28/2027	40,000	42,251
6.00%, 6/1/2026	36,000	38,928
6.75%, 2/1/2021	16,000	16,720
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	60,000	61,783
SemGroup Corp. 6.38%, 3/15/2025	50,000	51,770
SemGroup Corp./Rose Rock Finance Corp.:
5.63%, 7/15/2022	50,000	50,716
5.63%, 11/15/2023	2,000	2,053
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.50%, 8/15/2022	2,000	1,836
5.75%, 4/15/2025	65,000	54,987
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	51,000	51,075
5.50%, 9/15/2024 (a)	50,000	49,803
5.50%, 1/15/2028 (a)	50,000	48,987
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	16,000	16,115
5.00%, 1/15/2028	25,000	25,305
5.13%, 2/1/2025	30,000	30,899
5.25%, 5/1/2023	50,000	50,512
5.88%, 4/15/2026	100,000	105,982
Security Description	Principal Amount	Value
6.50%, 7/15/2027 (a)	$110,000	$119,980
		2,654,216
REAL ESTATE — 0.9%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	100,000	101,443
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	48,000	49,853
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	50,000	52,161
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	120,000	117,831
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	159,000	163,059
Newmark Group, Inc. 6.13%, 11/15/2023	75,000	81,608
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	50,000	46,945
9.38%, 4/1/2027 (a) (b)	54,000	50,182
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	50,000	42,354
		705,436
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	66,000	69,188
CBL & Associates L.P.:
4.60%, 10/15/2024	25,000	16,374
5.25%, 12/1/2023 (b)	25,000	17,396
5.95%, 12/15/2026 (b)	40,000	28,209
CoreCivic, Inc. 4.63%, 5/1/2023	40,000	38,754
Equinix, Inc.:
5.38%, 1/1/2022	50,000	51,118
5.38%, 4/1/2023	75,000	76,647
5.38%, 5/15/2027	75,000	80,922
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a)	114,000	114,750
5.25%, 5/1/2025 (a)	100,000	103,385
FelCor Lodging L.P. 6.00%, 6/1/2025	20,000	20,960
GEO Group Inc:
5.13%, 4/1/2023	52,000	46,074
5.88%, 10/15/2024	20,000	17,291
GEO Group Inc.:
5.88%, 1/15/2022	25,000	24,134
6.00%, 4/15/2026	8,000	6,454
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a)	119,000	125,109
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	50,000	50,446

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 9/15/2027 (a)	$45,000	$46,044
4.88%, 9/15/2029 (a)	90,000	91,570
5.25%, 3/15/2028 (a)	87,000	90,037
5.75%, 8/15/2024	25,000	25,268
6.00%, 8/15/2023	31,000	31,755
iStar, Inc.:
4.63%, 9/15/2020	20,000	20,300
4.75%, 10/1/2024	101,000	102,913
6.00%, 4/1/2022	135,000	138,945
6.50%, 7/1/2021	8,000	8,133
Mack-Cali Realty L.P. 3.15%, 5/15/2023	21,000	19,893
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	50,000	52,991
5.75%, 2/1/2027 (a)	70,000	78,700
MPT Operating Partnership L.P. / MPT Finance Corp. 5.50%, 5/1/2024	25,000	25,700
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	28,000	28,861
5.00%, 10/15/2027	75,000	78,545
6.38%, 3/1/2024	33,000	34,635
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023	25,000	25,525
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	80,000	82,330
SBA Communications Corp.:
4.00%, 10/1/2022	35,000	35,688
4.88%, 7/15/2022	30,000	30,413
4.88%, 9/1/2024	50,000	51,887
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	82,000	82,611
5.00%, 12/15/2021	55,000	57,228
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	100,000	96,696
VICI Properties 1 LLC/VICI FC, Inc. 8.00%, 10/15/2023	30,000	32,872
Washington Prime Group L.P. 3.85%, 4/1/2020	50,000	49,682
		2,306,433
RETAIL — 4.2%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	71,000	71,581
5.00%, 10/15/2025 (a)	200,000	207,148
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a) (d)	100,000	101,006
4.88%, 11/1/2025 (a)	100,000	98,065
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	18,383
Security Description	Principal Amount	Value
Brinker International, Inc.:
3.88%, 5/15/2023	$35,000	$35,359
5.00%, 10/1/2024 (a) (b)	5,000	5,246
Carvana Co. 8.88%, 10/1/2023 (a)	82,000	84,502
CEC Entertainment, Inc. 8.00%, 2/15/2022	10,000	9,513
Cumberland Farms, Inc. 6.75%, 5/1/2025 (a)	26,000	27,842
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	50,000	42,746
6.75%, 1/15/2022	25,000	21,160
FirstCash, Inc. 5.38%, 6/1/2024 (a)	50,000	51,797
GameStop Corp. 6.75%, 3/15/2021 (a) (b)	53,000	51,975
Golden Nugget, Inc. 8.75%, 10/1/2025 (a)	100,000	104,318
Group 1 Automotive, Inc.:
5.00%, 6/1/2022	25,000	25,298
5.25%, 12/15/2023 (a)	75,000	77,200
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	75,000	71,607
IRB Holding Corp. 6.75%, 2/15/2026 (a)	6,000	6,045
JC Penney Corp., Inc. 8.63%, 3/15/2025 (a)	19,000	11,843
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	50,000	52,106
5.00%, 6/1/2024 (a)	136,000	141,003
5.25%, 6/1/2026 (a)	50,000	52,868
KGA Escrow LLC 7.50%, 8/15/2023 (a)	14,000	14,683
L Brands, Inc.:
5.25%, 2/1/2028 (b)	30,000	27,907
5.63%, 10/15/2023	80,000	84,543
6.69%, 1/15/2027	25,000	24,586
6.75%, 7/1/2036	60,000	50,981
6.88%, 11/1/2035 (b)	72,000	62,474
6.95%, 3/1/2033	50,000	40,154
7.50%, 6/15/2029	50,000	49,768
Lithia Motors, Inc. 5.25%, 8/1/2025 (a)	25,000	26,125
Michaels Stores, Inc. 8.00%, 7/15/2027 (a)	80,000	80,099
Murphy Oil USA, Inc. 4.75%, 9/15/2029	56,000	57,555
Party City Holdings, Inc.:
6.13%, 8/15/2023 (a) (b)	26,000	26,451
6.63%, 8/1/2026 (a) (b)	54,000	53,460
Penske Automotive Group, Inc.:
3.75%, 8/15/2020	37,000	37,222
5.38%, 12/1/2024	52,000	53,498

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 10/1/2022	$35,000	$35,418
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	96,000	95,974
7.13%, 3/15/2023 (a)	100,000	93,877
PriSo Acquisition Corp. 9.00%, 5/15/2023 (a)	88,000	83,171
QVC, Inc.:
4.38%, 3/15/2023	75,000	77,587
4.45%, 2/15/2025	16,000	16,532
4.85%, 4/1/2024	50,000	52,774
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	50,000	51,458
Rite Aid Corp. 6.13%, 4/1/2023 (a)	200,000	158,870
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	125,000	127,262
Sonic Automotive, Inc. 5.00%, 5/15/2023	9,000	9,122
Staples, Inc.:
7.50%, 4/15/2026 (a)	125,000	128,691
10.75%, 4/15/2027 (a) (b)	115,000	118,741
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.50%, 6/1/2024	75,000	76,576
5.88%, 3/1/2027	36,000	36,857
Yum! Brands, Inc.:
3.88%, 11/1/2020	25,000	25,252
4.75%, 1/15/2030 (a)	41,000	42,403
		3,288,682
SEMICONDUCTORS — 0.3%
Advanced Micro Devices, Inc. 7.50%, 8/15/2022	10,000	11,312
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	42,000	45,888
Entegris, Inc. 4.63%, 2/10/2026 (a)	25,000	25,893
Qorvo, Inc.:
4.38%, 10/15/2029 (a)	100,000	100,799
5.50%, 7/15/2026	50,000	52,795
		236,687
SOFTWARE — 1.9%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	50,000	53,024
Ascend Learning LLC 6.88%, 8/1/2025 (a)	25,000	26,032
Blackboard, Inc. 9.75%, 10/15/2021 (a)	25,000	24,755
CDK Global, Inc.:
5.00%, 10/15/2024	70,000	74,390
5.25%, 5/15/2029 (a)	11,000	11,417
5.88%, 6/15/2026	25,000	26,672
Security Description	Principal Amount	Value
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	$50,000	$50,802
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	20,000	20,740
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	99,000	107,160
Infor US, Inc. 6.50%, 5/15/2022	125,000	127,219
Informatica LLC 7.13%, 7/15/2023 (a)	50,000	50,917
IQVIA, Inc. 5.00%, 10/15/2026 (a)	100,000	104,921
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	50,000	52,832
MSCI, Inc.:
5.25%, 11/15/2024 (a)	64,000	66,134
5.38%, 5/15/2027 (a)	35,000	37,527
5.75%, 8/15/2025 (a)	100,000	105,131
Nuance Communications, Inc. 5.63%, 12/15/2026	35,000	37,134
Open Text Corp.:
5.63%, 1/15/2023 (a)	50,000	51,183
5.88%, 6/1/2026 (a)	48,000	51,239
PTC, Inc. 6.00%, 5/15/2024	60,000	63,113
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	75,000	69,118
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	150,000	158,697
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	143,000	149,251
		1,519,408
STORAGE & WAREHOUSING — 0.1%
Mobile Mini, Inc. 5.88%, 7/1/2024	45,000	46,577
TELECOMMUNICATIONS — 9.4%
Altice France SA:
6.25%, 5/15/2024 (a)	200,000	206,442
7.38%, 5/1/2026 (a)	400,000	429,164
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	100,000	103,701
CB Escrow Corp. 8.00%, 10/15/2025 (a)	20,000	17,552
CenturyLink, Inc.:
Series G, 6.88%, 1/15/2028	125,000	129,476
Series P, 7.60%, 9/15/2039	50,000	49,458
Series S, 6.45%, 6/15/2021	50,000	52,602

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series T, 5.80%, 3/15/2022	$125,000	$131,619
Series U, 7.65%, 3/15/2042	100,000	97,522
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	75,000	69,595
CommScope Finance LLC:
6.00%, 3/1/2026 (a)	50,000	51,758
8.25%, 3/1/2027 (a)	186,000	181,264
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	95,000	78,517
CommScope, Inc.:
5.00%, 6/15/2021 (a)	25,000	25,026
5.50%, 3/1/2024 (a)	50,000	51,372
5.50%, 6/15/2024 (a)	50,000	47,087
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a) (d)	126,000	128,568
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	50,000	46,325
Embarq Corp. 8.00%, 6/1/2036	100,000	98,845
Frontier Communications Corp.:
7.13%, 1/15/2023	100,000	44,366
8.00%, 4/1/2027 (a)	98,000	103,538
8.50%, 4/1/2026 (a)	100,000	100,089
10.50%, 9/15/2022	100,000	46,218
11.00%, 9/15/2025	400,000	182,996
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	84,000	90,050
GTT Communications, Inc. 7.88%, 12/31/2024 (a) (b)	97,000	54,275
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	125,000	133,869
7.63%, 6/15/2021	5,000	5,404
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	50,628
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	100,000	92,560
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	150,000	140,265
8.00%, 2/15/2024 (a)	25,000	25,973
8.50%, 10/15/2024 (a)	300,000	302,580
9.75%, 7/15/2025 (a)	161,000	168,760
Intelsat Luxembourg SA 8.13%, 6/1/2023 (b)	50,000	41,627
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	53,000	57,350
Koninklijke KPN NV USD 10 year swap rate + 5.33%, 7.00%, 3/28/2073 (a) (c)	105,000	113,353
Level 3 Financing, Inc.:
4.63%, 9/15/2027 (a)	300,000	304,095
5.25%, 3/15/2026	50,000	52,026
5.38%, 8/15/2022	125,000	125,455
5.38%, 1/15/2024	55,000	56,119
Security Description	Principal Amount	Value
5.63%, 2/1/2023	$37,000	$37,430
Level 3 Parent LLC 5.75%, 12/1/2022	50,000	50,194
Millicom International Cellular SA 6.00%, 3/15/2025 (a)	25,000	25,936
Plantronics, Inc. 5.50%, 5/31/2023 (a)	25,000	25,244
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	25,000	25,842
Qwest Corp.:
6.88%, 9/15/2033	66,000	66,115
7.13%, 11/15/2043	50,000	50,230
Sprint Capital Corp.:
6.88%, 11/15/2028	110,000	119,905
8.75%, 3/15/2032	50,000	61,669
Sprint Communications, Inc. 6.00%, 11/15/2022	200,000	211,912
Sprint Corp.:
7.13%, 6/15/2024	185,000	199,289
7.25%, 9/15/2021	175,000	186,849
7.63%, 2/15/2025	250,000	274,937
7.88%, 9/15/2023	350,000	384,188
Telecom Italia Capital SA:
6.00%, 9/30/2034	25,000	26,561
6.38%, 11/15/2033	75,000	82,615
7.20%, 7/18/2036	75,000	87,033
7.72%, 6/4/2038	50,000	60,464
Telecom Italia SpA 5.30%, 5/30/2024 (a)	100,000	107,771
Telesat Canada/Telesat LLC:
6.50%, 10/15/2027 (a)	34,000	34,658
8.88%, 11/15/2024 (a)	15,000	16,090
T-Mobile USA, Inc.:
4.50%, 2/1/2026	25,000	25,762
4.75%, 2/1/2028	95,000	99,545
5.13%, 4/15/2025	100,000	103,633
5.38%, 4/15/2027	50,000	53,909
6.00%, 3/1/2023	56,000	57,043
6.38%, 3/1/2025	161,000	166,762
6.50%, 1/15/2024	59,000	61,299
6.50%, 1/15/2026	200,000	215,316
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	10,000	9,620
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	95,000	96,285
5.63%, 4/15/2027 (a)	35,000	36,925
Xplornet Communications, Inc. 9.63%, 6/1/2022 (a)	25,275	25,791
		7,374,311
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
2.35%, 8/15/2021	37,000	36,044

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 10/1/2020 (b)	$6,000	$6,073
5.45%, 11/1/2041	3,000	2,339
6.75%, 12/31/2025 (a)	124,000	129,579
		174,035
TRANSPORTATION — 0.5%
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	48,000	50,327
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021	5,000	2,213
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (b)	27,000	24,087
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	50,000	49,420
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	29,000	29,473
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	90,000	92,925
6.50%, 6/15/2022 (a)	75,000	76,443
6.75%, 8/15/2024 (a)	75,000	81,464
		406,352
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	25,000	25,673
6.75%, 3/15/2022 (a)	35,000	36,549
		62,222
TOTAL CORPORATE BONDS & NOTES (Cost $77,486,262)		77,718,806
Shares
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	478,141	478,189
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (j) (k)	3,816,798	$3,816,798
TOTAL SHORT-TERM INVESTMENTS (Cost $4,294,987)		4,294,987
TOTAL INVESTMENTS — 104.7% (Cost $81,781,249)		82,013,793
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(3,681,439)
NET ASSETS — 100.0%		$78,332,354
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 56.3% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$77,718,806	$—	$77,718,806
Short-Term Investments	4,294,987	—	—	4,294,987
TOTAL INVESTMENTS	$4,294,987	$77,718,806	$—	$82,013,793
See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$3,755,343	$3,277,116	$(38)	$—	478,141	$478,189	$1,135
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,016,031	1,016,031	2,202,272	3,218,303	—	—	—	—	1,336
State Street Navigator Securities Lending Portfolio III	3,063,450	3,063,450	4,319,735	3,566,387	—	—	3,816,798	3,816,798	7,859
Total		$4,079,481	$10,277,350	$10,061,806	$(38)	$—		$4,294,987	$10,330
See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.4%
AUSTRALIA — 3.9%
Australia Government Bond:
Series 27CI, 0.75%, 11/21/2027	AUD	2,398,242	$1,750,425
Series 50CI, 1.00%, 2/21/2050	AUD	2,240,920	1,857,985
Series 22CI, 1.25%, 2/21/2022	AUD	3,463,499	2,432,283
Series 40CI, 1.25%, 8/21/2040	AUD	1,826,650	1,527,940
Series 35CI, 2.00%, 8/21/2035	AUD	2,855,490	2,554,279
Series 30CI, 2.50%, 9/20/2030	AUD	3,600,436	3,161,994
Series 25CI, 3.00%, 9/20/2025	AUD	4,731,070	3,838,736
Series 20CI, 4.00%, 8/20/2020	AUD	833,232	582,236
			17,705,878
BRAZIL — 8.2%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 5/15/2021	BRL	11,986,415	3,080,963
Series NTNB, 6.00%, 8/15/2022	BRL	19,453,627	5,182,489
Series NTNB, 6.00%, 5/15/2023	BRL	12,375,163	3,351,525
Series NTNB, 6.00%, 8/15/2024	BRL	12,796,308	3,540,897
Series NTNB, 6.00%, 8/15/2026	BRL	7,774,972	2,225,948
Series NTNB, 6.00%, 8/15/2028	BRL	3,881,592	1,142,146
Series NTNB, 6.00%, 8/15/2030	BRL	5,474,876	1,657,001
Series NTNB, 6.00%, 5/15/2035	BRL	3,725,506	1,176,807
Series NTNB, 6.00%, 8/15/2040	BRL	4,697,314	1,540,626
Series NTNB, 6.00%, 5/15/2045	BRL	13,087,869	4,400,699
Series NTNB, 6.00%, 8/15/2050	BRL	21,219,194	7,368,582
Series NTNB, 6.00%, 5/15/2055	BRL	5,960,812	2,120,842
			36,788,525
CANADA — 4.5%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	1,607,258	1,318,935
Series CPI, 1.25%, 12/1/2047	CAD	2,721,975	2,612,705
Security Description		Principal Amount	Value
Series CPI, 1.50%, 12/1/2044	CAD	3,217,058	$3,154,345
Series CPI, 2.00%, 12/1/2041	CAD	2,777,259	2,876,204
Series CPI, 3.00%, 12/1/2036	CAD	2,234,366	2,472,789
Series CPI, 4.00%, 12/1/2031	CAD	2,945,419	3,232,064
Series CPI, 4.25%, 12/1/2021	CAD	2,910,116	2,376,074
Series CPI, 4.25%, 12/1/2026	CAD	2,425,240	2,367,448
			20,410,564
CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
1.30%, 3/1/2023	CLP	701,213,250	1,019,005
1.50%, 3/1/2021	CLP	1,178,038,260	1,660,816
1.50%, 3/1/2026	CLP	2,524,367,700	3,838,166
1.90%, 9/1/2030	CLP	701,213,250	1,158,228
2.00%, 3/1/2035	CLP	1,568,998,610	2,713,783
2.10%, 7/15/2050	CLP	195,673,940	392,286
Series 30YR, 3.00%, 1/1/2040	CLP	84,145,590	173,098
Series 30YR, 3.00%, 1/1/2042	CLP	112,194,120	237,182
Series 30YR, 3.00%, 1/1/2044	CLP	2,370,100,785	5,151,181
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 2/1/2021	CLP	560,970,600	794,816
Series 10YR, 3.00%, 3/1/2022	CLP	308,533,830	458,529
Series 10YR, 3.00%, 3/1/2023	CLP	392,679,420	602,030
Series 20YR, 3.00%, 5/1/2028	CLP	112,194,120	196,053
Series 20YR, 3.00%, 2/1/2031	CLP	392,679,420	719,945
Series 30YR, 3.00%, 2/1/2041	CLP	532,922,070	1,122,855
			20,237,973
COLOMBIA — 4.1%
Colombian TES:
Series UVR, 3.00%, 3/25/2033	COP	5,118,603,800	1,527,434
Series UVR, 3.30%, 3/17/2027	COP	7,597,085,640	2,366,233
Series UVR, 3.50%, 3/10/2021	COP	12,230,769,080	3,625,678
Series UVR, 3.50%, 5/7/2025	COP	5,576,584,140	1,741,661
Series UVR, 3.75%, 6/16/2049	COP	1,885,801,400	608,728

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series UVR, 4.75%, 2/23/2023	COP	14,359,030,660	$4,564,774
Series UVR, 4.75%, 4/4/2035	COP	11,301,338,390	4,073,993
			18,508,501
FRANCE — 8.4%
French Republic Government Bond OAT:
Series OATE, 0.10%, 3/1/2021	EUR	1,175,512	1,306,662
Series OATI, 0.10%, 7/25/2021	EUR	1,299,219	1,450,402
Series OATI, 0.10%, 3/1/2025	EUR	1,600,950	1,863,690
Series OATI, 0.10%, 3/1/2028	EUR	1,932,075	2,322,038
Series OATE, 0.10%, 3/1/2029	EUR	1,105,885	1,354,532
Series OATE, 0.10%, 7/25/2036 (a)	EUR	1,130,129	1,466,036
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,511,654	2,089,835
Series OATE, 0.25%, 7/25/2024	EUR	2,785,387	3,285,329
Series OATE, 0.70%, 7/25/2030 (a)	EUR	2,121,106	2,800,584
Series OATE, 1.10%, 7/25/2022	EUR	3,455,955	4,044,983
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,734,621	3,061,096
Series OATE, 1.85%, 7/25/2027	EUR	3,260,560	4,482,784
Series OATI, 2.10%, 7/25/2023	EUR	2,853,800	3,517,537
Series OATE, 2.25%, 7/25/2020	EUR	19	21
Series OATE, 3.15%, 7/25/2032	EUR	1,543,283	2,675,322
Series OATI, 3.40%, 7/25/2029	EUR	1,275,303	2,047,547
			37,768,398
GERMANY — 4.5%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	4,310,080	4,935,342
Series I/L, 0.10%, 4/15/2026	EUR	4,831,849	5,826,108
Series I/L, 0.10%, 4/15/2046	EUR	2,630,263	4,115,311
Series I/L, 0.50%, 4/15/2030	EUR	3,931,748	5,230,554
Series I/L, 1.75%, 4/15/2020	EUR	1	1
			20,107,316
Security Description		Principal Amount	Value
ISRAEL — 4.7%
Israel Government Bond - CPI Linked:
Series 1020, 0.10%, 10/30/2020	ILS	6,234,302	$1,808,913
0.75%, 10/31/2025	ILS	3,545,257	1,121,385
Series 0527, 0.75%, 5/31/2027	ILS	5,808,761	1,864,790
1.00%, 5/31/2045	ILS	5,186,776	1,556,664
1.75%, 9/29/2023	ILS	6,043,014	1,931,897
Series 0922, 2.75%, 9/30/2022	ILS	6,896,665	2,212,871
Series 0841, 2.75%, 8/30/2041	ILS	6,801,065	2,850,809
Series 0536, 4.00%, 5/30/2036	ILS	7,374,443	3,490,085
Israel Government Bond - Galil:
Series 5903, 4.00%, 7/30/2021	ILS	7,270,311	2,283,851
Series 5904, 4.00%, 7/31/2024	ILS	5,605,120	2,008,957
			21,130,222
ITALY — 5.8%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2022 (a)	EUR	1,590,015	1,760,531
Series CPI, 0.10%, 5/15/2023	EUR	1,131,317	1,252,836
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,086,840	2,512,404
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,982,004	2,370,573
Series CPI, 2.10%, 9/15/2021 (a)	EUR	3,259,238	3,760,606
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,889,514	2,333,243
Series CPI, 2.35%, 9/15/2035 (a)	EUR	2,528,618	3,599,513
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,630,837	2,424,572
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,862,120	3,500,599
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,966,257	2,622,577
			26,137,454
JAPAN — 4.5%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	116,328,000	1,099,785
Series 18, 0.10%, 3/10/2024	JPY	115,974,600	1,100,543
Series 19, 0.10%, 9/10/2024	JPY	274,523,000	2,613,042

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series 20, 0.10%, 3/10/2025	JPY	491,260,000	$4,690,505
Series 21, 0.10%, 3/10/2026	JPY	313,452,690	3,004,853
Series 22, 0.10%, 3/10/2027	JPY	319,452,020	3,078,445
Series 23, 0.10%, 3/10/2028	JPY	376,084,710	3,629,622
Series 24, 0.10%, 3/10/2029	JPY	115,150,650	1,111,786
			20,328,581
MEXICO — 4.7%
Mexican Udibonos:
Series S, 2.00%, 6/9/2022	MXN	66,563,129	3,248,627
Series S, 2.50%, 12/10/2020	MXN	49,230,291	2,471,638
Series S, 4.00%, 11/30/2028	MXN	43,096,165	2,321,330
Series S, 4.00%, 11/15/2040	MXN	62,284,975	3,462,425
Series S, 4.00%, 11/8/2046	MXN	65,745,245	3,694,907
Series S, 4.50%, 12/4/2025	MXN	66,940,613	3,647,118
Series S, 4.50%, 11/22/2035	MXN	37,370,981	2,171,942
			21,017,987
NEW ZEALAND — 1.8%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	3,258,600	2,280,401
Series 0935, 2.50%, 9/20/2035	NZD	2,432,700	2,011,509
Series 0940, 2.50%, 9/20/2040	NZD	2,150,655	1,862,531
Series 0930, 3.00%, 9/20/2030	NZD	2,454,648	1,998,143
			8,152,584
SOUTH AFRICA — 4.5%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	13,083,818	756,190
Series 2033, 1.88%, 2/28/2033	ZAR	20,178,983	1,094,540
Series 2025, 2.00%, 1/31/2025	ZAR	34,847,583	2,160,669
Series 2038, 2.25%, 1/31/2038	ZAR	34,601,464	1,876,465
Series 2046, 2.50%, 3/31/2046	ZAR	28,109,318	1,504,712
Series 2050, 2.50%, 12/31/2050	ZAR	46,430,403	2,423,299
Security Description		Principal Amount	Value
Series R210, 2.60%, 3/31/2028	ZAR	29,834,550	$1,852,296
Series R212, 2.75%, 1/31/2022	ZAR	33,714,575	2,222,421
Series R202, 3.45%, 12/7/2033	ZAR	47,267,516	3,086,115
Series R197, 5.50%, 12/7/2023	ZAR	46,390,714	3,377,075
			20,353,782
SOUTH KOREA — 0.8%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,703,697,600	1,472,571
Series 2106, 1.50%, 6/10/2021	KRW	1,654,135,200	1,419,929
Series 2806, 1.75%, 6/10/2028	KRW	802,984,000	726,406
			3,618,906
SPAIN — 4.5%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,015,532	1,162,090
0.30%, 11/30/2021	EUR	2,199,304	2,477,424
0.55%, 11/30/2019 (a)	EUR	101	111
0.65%, 11/30/2027 (a)	EUR	2,810,943	3,451,848
0.70%, 11/30/2033 (a)	EUR	1,990,033	2,573,771
1.00%, 11/30/2030 (a)	EUR	3,755,124	4,916,305
1.80%, 11/30/2024 (a)	EUR	4,476,709	5,621,230
			20,202,779
SWEDEN — 3.0%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	12,039,075	1,416,494
Series 3113, 0.13%, 12/1/2027	SEK	5,277,500	638,172
Series 3111, 0.13%, 6/1/2032 (a)	SEK	9,238,018	1,206,868
Series 3108, 0.25%, 6/1/2022 (a)	SEK	20,062,518	2,168,954
Series 3109, 1.00%, 6/1/2025 (a)	SEK	15,564,159	1,875,886
Series 3104, 3.50%, 12/1/2028 (a)	SEK	22,934,100	3,625,321
Series 3102, 4.00%, 12/1/2020 (a)	SEK	24,589,167	2,672,851
			13,604,546
TURKEY — 4.6%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	7,187,943	1,158,478
Series CPI, 2.00%, 10/26/2022	TRY	10,229,292	1,711,520

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.00%, 9/18/2024	TRY	9,952,000	$1,623,413
Series CPI, 2.00%, 4/16/2025	TRY	9,474,027	1,513,797
Series CPI, 2.40%, 5/8/2024	TRY	9,046,482	1,507,217
Series CPI, 2.70%, 1/14/2026	TRY	11,650,212	1,919,232
Series CPI, 2.80%, 11/8/2023	TRY	4,410,363	749,836
Series CPI, 2.90%, 7/7/2027	TRY	6,758,250	1,114,011
Series CPI, 2.90%, 1/12/2028	TRY	1,293,590	212,257
Series CPI, 3.00%, 1/6/2021	TRY	7,812,180	1,361,745
Series CPI, 3.00%, 7/21/2021	TRY	15,387,470	2,699,897
Series CPI, 3.00%, 2/23/2022	TRY	13,546,845	2,352,609
Series CPI, 3.00%, 8/2/2023	TRY	9,585,405	1,655,240
Series CPI, 3.30%, 6/28/2028	TRY	6,080,750	1,008,620
			20,587,872
UNITED KINGDOM — 22.4%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	1,323,207	1,879,725
Series 3MO, 0.13%, 3/22/2026	GBP	2,275,741	3,440,488
Series 3MO, 0.13%, 8/10/2028	GBP	642,804	1,045,227
Series 3MO, 0.13%, 3/22/2029	GBP	2,072,929	3,419,106
Series 3MO, 0.13%, 11/22/2036	GBP	389,696	764,087
Series 3MO, 0.13%, 8/10/2041	GBP	1,033,740	2,189,757
Series 3MO, 0.13%, 3/22/2044	GBP	2,119,723	4,658,740
Series 3MO, 0.13%, 3/22/2046	GBP	1,796,832	4,078,134
Series 3MO, 0.13%, 8/10/2048	GBP	911,303	2,153,317
Series 3MO, 0.13%, 11/22/2056	GBP	726,812	1,992,346
Series 3MO, 0.13%, 3/22/2058	GBP	1,408,556	3,923,205
Series 3MO, 0.13%, 11/22/2065	GBP	833,715	2,685,126
Series 3MO, 0.13%, 3/22/2068	GBP	1,507,221	5,166,453
Series 3MO, 0.25%, 3/22/2052	GBP	1,554,861	4,032,624
Security Description		Principal Amount	Value
Series 3MO, 0.38%, 3/22/2062	GBP	1,602,018	$5,092,125
Series 3MO, 0.50%, 3/22/2050	GBP	1,695,775	4,457,963
Series 3MO, 0.63%, 3/22/2040	GBP	2,005,590	4,472,775
Series 3MO, 0.63%, 11/22/2042	GBP	1,907,650	4,506,947
Series 3MO, 0.75%, 3/22/2034	GBP	2,449,629	4,879,178
Series 3MO, 0.75%, 11/22/2047	GBP	1,985,609	5,249,089
Series 3MO, 1.13%, 11/22/2037	GBP	2,032,693	4,658,162
Series 3MO, 1.25%, 11/22/2027	GBP	2,461,416	4,243,509
Series 3MO, 1.25%, 11/22/2032	GBP	1,799,792	3,662,213
Series 3MO, 1.25%, 11/22/2055	GBP	1,581,574	5,477,863
Series 3MO, 1.88%, 11/22/2022	GBP	2,533,842	3,649,710
Series 8MO, 2.00%, 1/26/2035	GBP	1,457,661	3,396,725
Series 8MO, 2.50%, 7/17/2024	GBP	1,258,448	2,010,659
Series 8MO, 4.13%, 7/22/2030	GBP	1,562,665	3,670,151
			100,855,404
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $428,422,637)			447,517,272
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c) (Cost $351,807)	351,807	351,807
TOTAL INVESTMENTS — 99.5% (Cost $428,774,444)		447,869,079
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,190,575
NET ASSETS — 100.0%		$450,059,654

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.9% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$447,517,272	$—	$447,517,272
Short-Term Investment	351,807	—	—	351,807
TOTAL INVESTMENTS	$351,807	$447,517,272	$—	$447,869,079
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	342,457	$342,457	$16,474,699	$16,465,349	$—	$—	351,807	$351,807	$2,417
See accompanying notes to schedule of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	264,645	$28,777,497
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (a)	558,010	28,285,527
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	809,127	28,546,001
SPDR Portfolio Long Term Treasury ETF (a)	707,006	29,008,456
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $110,575,618)		114,617,481
SHORT-TERM INVESTMENTS — 10.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c)(d)	206,442	206,463
State Street Navigator Securities Lending Portfolio III (e)(f)	11,921,955	11,921,955
TOTAL SHORT-TERM INVESTMENTS (Cost $12,128,418)		$12,128,418
TOTAL INVESTMENTS—110.4% (Cost $122,704,036)		126,745,899
LIABILITIES IN EXCESS OF OTHER ASSETS—(10.4)%		(11,931,699)
NET ASSETS—100.0%		$114,814,200

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$114,617,481	$—	$—	$114,617,481
Short-Term Investments	12,128,418	—	—	12,128,418
TOTAL INVESTMENTS	$126,745,899	$—	$—	$126,745,899
See accompanying notes to schedule of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Blackstone/GSO Senior Loan ETF	570,825	$26,383,531	$1,170,873	$27,349,982	$(755,886)	$551,464	—	$—	$255,178
SPDR Bloomberg Barclays High Yield Bond ETF	254,067	27,678,059	3,245,174	2,105,603	29,909	(70,042)	264,645	28,777,497	386,734
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	805,233	28,126,789	3,098,360	2,969,478	135,761	154,569	809,127	28,546,001	219,337
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	553,691	27,762,067	3,087,923	2,873,568	151,468	157,637	558,010	28,285,527	151,494
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	235,040	28,577	—	—	206,442	206,463	581
State Street Institutional U.S. Government Money Market Fund, Class G Shares	198,477	198,477	43,065	241,542	—	—	—	—	556
State Street Navigator Securities Lending Portfolio III	5,685,575	5,685,575	148,621,664	142,385,284	—	—	11,921,955	11,921,955	36,957
Total		$115,834,498	$159,502,099	$177,954,034	$(438,748)	$793,628		$97,737,443	$1,050,837
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.9%
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2025	$775,000	$911,788
5.00%, 9/1/2027	485,000	568,328
Series A, 5.00%, 9/1/2020	50,000	51,694
Series A, 5.00%, 9/1/2024	100,000	117,702
Series A, 5.00%, 9/1/2025	300,000	363,105
Series A, 5.00%, 9/1/2030	190,000	238,119
Series A, 5.00%, 9/1/2033	1,025,000	1,244,319
Series A, 5.00%, 9/1/2036	1,615,000	1,980,739
Series B, 5.00%, 9/1/2025	465,000	562,813
Alabama, Public School & College Authority Revenue:
Series A, 5.00%, 2/1/2023	150,000	167,954
Series A, 5.00%, 2/1/2025	285,000	328,919
Series B, 5.00%, 1/1/2022	245,000	265,129
Series B, 5.00%, 1/1/2024	85,000	97,856
Series B, 5.00%, 1/1/2025	495,000	579,279
Series B, 5.00%, 1/1/2026	170,000	198,603
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2024	135,000	158,371
Series A, 5.00%, 8/1/2025	175,000	205,014
Series C, 5.00%, 8/1/2027	110,000	135,831
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	339,954
Series A, 4.00%, 6/1/2041	1,775,000	1,975,681
Series A, 5.00%, 6/1/2027	195,000	239,417
Series A, 5.00%, 6/1/2028	260,000	318,378
Series A, 5.00%, 6/1/2037	2,310,000	2,867,380
Series A, 5.00%, 6/1/2038	1,455,000	1,801,072
Series A, 5.00%, 6/1/2043	2,000,000	2,450,940
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	113,803
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	262,081
Series A, 4.00%, 1/1/2038	145,000	160,818
Series A, 5.00%, 1/1/2032	100,000	121,750
Series A, 5.00%, 1/1/2042	255,000	291,636
Series B, 3.00%, 1/1/2043	165,000	167,518
Series B, 4.00%, 1/1/2036	250,000	277,735
Series B, 5.00%, 1/1/2030	750,000	916,912
Series B, 5.00%, 1/1/2043	1,585,000	1,868,446
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	372,919
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	135,000	150,567
Security Description	Principal Amount	Value
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	$255,000	$300,693
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	582,900
Series B, 3.00%, 7/1/2034	1,050,000	1,100,347
Series B, 5.00%, 7/1/2025	120,000	140,311
		24,996,821
ALASKA — 0.1%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	106,826
Series B, 5.00%, 8/1/2026	245,000	295,249
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	304,300
Series B, 5.00%, 5/1/2037	500,000	606,825
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	256,716
		1,569,916
ARIZONA — 2.1%
Arizona School Facilities Board Series A, 5.00%, 9/1/2020	150,000	155,081
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	315,000	386,937
5.00%, 6/1/2027	2,280,000	2,799,338
5.00%, 6/1/2028	205,000	250,299
5.00%, 6/1/2029	420,000	511,484
5.00%, 6/1/2032	385,000	464,040
5.00%, 6/1/2033	270,000	324,799
5.00%, 6/1/2038	230,000	273,532
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	216,666
5.00%, 1/1/2024	170,000	196,170
Series A, 5.00%, 1/1/2021	190,000	198,835
Series A, 5.00%, 1/1/2027	400,000	499,612
Series A, 5.00%, 1/1/2029	575,000	716,030
Series A, 5.00%, 12/1/2034	300,000	354,003
Series A, 5.00%, 12/1/2036	510,000	599,536
Arizona, State:
5.00%, 9/1/2022	100,000	110,483
5.00%, 10/1/2022	145,000	160,628
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2020	250,000	256,850
5.00%, 7/1/2024	120,000	140,371
5.00%, 7/1/2025	320,000	374,624
5.00%, 7/1/2026	540,000	631,406
5.00%, 7/1/2027	310,000	381,815
5.00%, 7/1/2028	395,000	486,099
5.00%, 7/1/2031	350,000	406,252

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2035	$5,000,000	$6,037,200
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2022	130,000	143,012
5.00%, 7/1/2023	415,000	471,141
5.00%, 7/1/2024	125,000	146,220
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	3,000,000	3,790,290
Series B, 5.00%, 7/1/2042	2,990,000	3,605,761
Series C, 5.00%, 7/1/2042	390,000	461,475
Series D, 5.00%, 7/1/2041	200,000	232,514
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	200,000	240,582
5.00%, 7/1/2026	150,000	185,298
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	177,167
Chandler, AZ, General Obligation 5.00%, 7/1/2026	175,000	204,885
Maricopa County, AZ, Special Health Care District, General Obligation 4.00%, 7/1/2038	430,000	480,417
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	261,294
5.00%, 7/1/2024	225,000	263,423
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	635,358
5.00%, 7/1/2036	900,000	1,108,503
Mesa, AZ, Utility System Revenue 5.00%, 7/1/2042	2,625,000	3,233,921
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	70,000	71,934
5.00%, 7/1/2024	160,000	187,082
5.00%, 7/1/2026	100,000	122,952
5.00%, 7/1/2029	455,000	558,412
Series A, 5.00%, 7/1/2025	145,000	174,957
Series A, 5.00%, 7/1/2026	235,000	283,137
Series A, 5.00%, 7/1/2037	390,000	485,484
Series B, 5.00%, 7/1/2020	550,000	565,366
Series B, 5.00%, 7/1/2024	3,000,000	3,516,840
Series B, 5.00%, 7/1/2026	6,715,000	8,297,924
Series B, 5.00%, 7/1/2027	1,420,000	1,659,611
Series B, 5.00%, 7/1/2037	500,000	609,445
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	538,347
Security Description	Principal Amount	Value
5.00%, 7/1/2025	$205,000	$246,974
5.00%, 7/1/2026	300,000	370,815
5.00%, 7/1/2027	4,150,000	5,117,365
Pima County, AZ, Sewer System Revenue 5.00%, 7/1/2023	2,835,000	3,218,519
Pima County, Regional Transportation Authority Revenue:
5.00%, 6/1/2022	100,000	109,794
5.00%, 6/1/2025	385,000	434,931
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	200,000	247,210
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	118,117
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	225,266
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	578,827
		60,312,660
ARKANSAS — 0.1%
Arkansas, State General Obligation:
5.00%, 4/1/2021	175,000	184,758
5.00%, 4/1/2024	165,000	191,758
5.00%, 4/1/2026	270,000	318,684
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,147,647
Little Rock, AR, Water Reclamation System Revenue 3.50%, 10/1/2037	240,000	251,681
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	377,983
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	248,054
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	564,916
		4,285,481
CALIFORNIA — 18.6%
Alameda, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	596,655
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	1,695,000	1,821,820
5.00%, 10/1/2032	590,000	633,660
5.00%, 10/1/2036	395,000	423,009
5.00%, 10/1/2041	1,300,000	1,391,364

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Anaheim, Public Financing Authority Revenue:
Series A, 5.00%, 5/1/2031	$540,000	$625,466
Series A, 5.00%, 5/1/2034	245,000	282,247
Series A, 5.00%, 5/1/2039	2,870,000	3,298,663
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,603,682
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	384,024
3.25%, 8/1/2037	240,000	250,973
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	150,000	183,869
Series A, 5.00%, 9/15/2029	2,750,000	3,325,052
Series A, 5.00%, 9/15/2031	1,000,000	1,034,920
Series A, 5.00%, 9/15/2032	2,100,000	2,172,723
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	785,000	814,288
California Educational Facilities Authority Revenue 5.00%, 9/1/2040	1,325,000	1,565,487
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (a)	350,000	358,645
2.13%, 4/1/2053 (a)	575,000	595,533
5.00%, 4/1/2024	250,000	292,333
Series A, 2.63%, 4/1/2045 (a)	13,510,000	14,455,160
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	139,018
Series A, 2.95%, 4/1/2047 (a)	1,225,000	1,330,570
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	362,083
5.00%, 10/1/2026	300,000	376,085
5.00%, 10/1/2027	295,000	366,691
5.00%, 10/1/2028	490,000	609,075
5.00%, 10/1/2029	115,000	150,156
5.00%, 10/1/2031	410,000	517,182
5.00%, 10/1/2032	3,470,000	4,252,794
5.00%, 10/1/2033	3,810,000	4,651,553
5.00%, 10/1/2034	2,400,000	2,921,400
5.00%, 10/1/2035	2,225,000	2,694,875
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,362,560
Series A, 4.00%, 10/1/2040	4,000,000	4,367,040
Series A, 5.00%, 10/1/2025	145,000	177,312
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2042	$250,000	$300,032
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 5.00%, 12/1/2021	100,000	108,387
Series AS, 5.00%, 12/1/2024	335,000	401,059
Series AW, 5.00%, 12/1/2028	330,000	416,575
Series AW, 5.00%, 12/1/2029	285,000	358,573
Series AW, 5.00%, 12/1/2032	255,000	317,666
Series AX, 5.00%, 12/1/2029	300,000	387,189
California, State Department of Water Resources Power Supply Revenue:
Series AR, 5.00%, 12/1/2023	120,000	139,183
Series AS, 5.00%, 12/1/2026	220,000	262,772
Series AS, 5.00%, 12/1/2029	205,000	243,495
Series AX, 5.00%, 12/1/2032	100,000	127,551
Series O, 5.00%, 5/1/2021	355,000	376,517
Series O, 5.00%, 5/1/2022	575,000	631,442
California, State General Obligation:
3.00%, 10/1/2027	100,000	107,433
3.25%, 3/1/2032	250,000	264,585
3.50%, 8/1/2027	175,000	202,661
3.75%, 12/1/2035	280,000	297,629
4.00%, 11/1/2023	160,000	177,965
4.00%, 10/1/2024	250,000	283,815
4.00%, 9/1/2025	250,000	289,325
4.00%, 8/1/2033	205,000	233,815
4.00%, 9/1/2033	1,035,000	1,181,980
4.00%, 11/1/2036	30,000	34,390
4.00%, 11/1/2044	210,000	227,884
5.00%, 10/1/2019	100,000	100,000
5.00%, 9/1/2020	150,000	155,150
5.00%, 11/1/2020	1,285,000	1,337,107
5.00%, 8/1/2021	2,000,000	2,137,920
5.00%, 9/1/2021	2,290,000	2,455,040
5.00%, 8/1/2022	100,000	110,690
5.00%, 9/1/2022	2,025,000	2,247,730
5.00%, 10/1/2022	2,845,000	3,166,741
5.00%, 3/1/2023	300,000	338,385
5.00%, 8/1/2023	600,000	685,806
5.00%, 9/1/2023	545,000	624,581
5.00%, 10/1/2023	640,000	735,373
5.00%, 11/1/2023	3,745,000	4,314,277
5.00%, 3/1/2024	1,920,000	2,232,979
5.00%, 8/1/2024	4,110,000	4,840,512
5.00%, 9/1/2024	720,000	850,090
5.00%, 3/1/2025	435,000	520,691
5.00%, 8/1/2025	455,000	551,146
5.00%, 9/1/2025	235,000	285,328
5.00%, 10/1/2025	420,000	495,558
5.00%, 3/1/2026	1,345,000	1,604,631
5.00%, 8/1/2026	2,990,000	3,703,408
5.00%, 9/1/2026	1,170,000	1,456,766
5.00%, 10/1/2026	1,455,000	1,767,476

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2026	$150,000	$177,330
5.00%, 4/1/2027	5,000,000	6,297,500
5.00%, 8/1/2027	4,430,000	5,363,055
5.00%, 9/1/2027	165,000	176,699
5.00%, 10/1/2027	170,000	208,208
5.00%, 11/1/2027	180,000	229,739
5.00%, 8/1/2028	2,970,000	3,626,981
5.00%, 9/1/2028	2,120,000	2,308,002
5.00%, 10/1/2028	660,000	777,328
5.00%, 4/1/2029	5,000,000	6,549,650
5.00%, 8/1/2029	765,000	934,987
5.00%, 9/1/2029	1,705,000	1,862,235
5.00%, 10/1/2029	750,000	891,085
5.00%, 8/1/2030	1,930,000	2,311,387
5.00%, 9/1/2030	1,455,000	1,786,914
5.00%, 11/1/2030	500,000	631,290
5.00%, 4/1/2031	1,845,000	2,388,777
5.00%, 9/1/2031	1,915,000	2,309,730
5.00%, 3/1/2032	280,000	329,692
5.00%, 4/1/2032	4,600,000	6,180,592
5.00%, 8/1/2032	2,255,000	2,646,020
5.00%, 10/1/2032	1,295,000	1,515,642
5.00%, 8/1/2033	2,175,000	2,531,595
5.00%, 10/1/2033	570,000	666,216
5.00%, 8/1/2034	2,350,000	2,782,611
5.00%, 9/1/2034	290,000	352,869
5.00%, 10/1/2034	155,000	181,082
5.00%, 8/1/2035	4,430,000	5,304,087
5.00%, 9/1/2035	230,000	279,220
5.00%, 10/1/2035	435,000	522,696
5.00%, 4/1/2036	500,000	638,310
5.00%, 8/1/2036	1,370,000	1,657,673
5.00%, 9/1/2036	1,390,000	1,684,944
5.00%, 10/1/2037	90,000	104,814
5.00%, 10/1/2039	990,000	1,165,215
4.00%, 12/1/2030 (a)	135,000	140,762
Series B, 5.00%, 9/1/2023	2,900,000	3,323,458
Series B, 5.00%, 8/1/2024	150,000	176,661
Series C, 5.00%, 9/1/2032	1,350,000	1,608,538
Series C, 5.00%, 9/1/2034	155,000	183,818
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	150,000	182,360
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (b)	100,000	108,742
Cerritos, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2043	250,000	279,928
Series B, 5.00%, 8/1/2020	100,000	103,248
Chabot-Las Positas, CA, Community College District, General Obligation:
Security Description	Principal Amount	Value
4.00%, 8/1/2033	$1,015,000	$1,152,076
Series A, 4.00%, 8/1/2042	500,000	558,055
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	410,000	493,054
5.00%, 8/1/2033	145,000	173,826
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2032	270,000	320,539
Series B, 5.00%, 3/1/2026	2,400,000	2,975,856
Series B, 5.00%, 3/1/2028	3,000,000	3,810,000
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	4,895,000	5,819,617
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	169,133
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	3,300,000	3,862,716
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	433,354
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2033	250,000	280,220
Series A, 5.00%, 6/1/2029	350,000	411,022
Series A, 5.00%, 6/1/2032	100,000	116,790
Series A, 5.00%, 6/1/2033	120,000	140,148
Series A, 5.00%, 6/1/2035	760,000	928,528
Series A, 5.00%, 6/1/2037	7,160,000	8,494,051
Series A, 5.00%, 6/1/2044	735,000	929,929
Series B, 5.00%, 6/1/2022	195,000	215,181
Series B, 5.00%, 6/1/2030	160,000	187,736
Series B, 5.00%, 6/1/2034	100,000	125,113
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	155,711
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	230,000	281,985
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,193,690
Series A, 5.00%, 7/1/2045	315,000	374,393
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	472,267

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 3/1/2035	$570,000	$684,359
Elk Grove, Unified School District 3.00%, 2/1/2034	100,000	103,549
Emeryville, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (b)	100,000	114,519
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	807,528
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	128,696
Series A, 5.00%, 10/1/2031	340,000	430,083
Series A, 5.00%, 10/1/2032	250,000	314,427
Foothill-De Anza Community College District, General Obligation:
2.38%, 8/1/2040 (a)	2,570,000	2,554,272
5.00%, 8/1/2027	230,000	279,466
5.00%, 8/1/2028	140,000	169,935
Grossmont-Cuyamaca, CA, Community College District General Obligation 4.00%, 8/1/2020	100,000	102,424
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	120,272
Irvine, CA, Unified School District No. 09-1, Special Tax Series A, 4.00%, 9/1/2044	1,200,000	1,354,284
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	233,588
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,122,467
Long Beach, CA, Harbor Revenue Series A, 5.00%, 12/15/2020	735,000	769,148
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2027	300,000	375,108
Los Angeles County Metropolitan Transportation Authority Series A, 5.00%, 7/1/2041	1,100,000	1,349,810
Security Description	Principal Amount	Value
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	$500,000	$560,095
5.00%, 8/1/2036	430,000	522,454
Series A, 5.00%, 8/1/2023	235,000	269,275
Series A, 5.00%, 8/1/2026	215,000	253,547
Series A, 5.00%, 8/1/2028	515,000	605,480
Series A, 5.00%, 8/1/2029	670,000	786,332
Series A, 5.00%, 8/1/2030	3,570,000	4,180,720
Series A, 5.00%, 8/1/2031	3,000,000	3,507,090
Series G, 4.00%, 8/1/2039	350,000	381,528
Series J, 4.00%, 8/1/2036	400,000	458,728
Series J, 4.00%, 8/1/2039	480,000	542,482
Los Angeles, CA, Department of Airports Revenue:
Series C, 5.00%, 5/15/2038	465,000	546,217
Series E, 5.00%, 5/15/2031	1,000,000	1,301,830
Series E, 5.00%, 5/15/2032	3,250,000	4,192,662
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	875,000	1,002,015
Series A, 5.00%, 7/1/2024	250,000	295,603
Series A, 5.00%, 7/1/2027	150,000	184,910
Series A, 5.00%, 7/1/2028	250,000	315,647
Series A, 5.00%, 7/1/2030	520,000	617,687
Series A, 5.00%, 7/1/2031	390,000	485,484
Series A, 5.00%, 7/1/2032	715,000	894,147
Series A, 5.00%, 7/1/2034	275,000	324,148
Series A, 5.00%, 7/1/2036	3,000,000	3,673,560
Series A, 5.00%, 7/1/2039	1,420,000	1,644,019
Series A, 5.00%, 7/1/2040	1,670,000	1,978,950
Series B, 5.00%, 7/1/2020	250,000	257,328
Series B, 5.00%, 7/1/2025	100,000	121,775
Series B, 5.00%, 7/1/2027	100,000	114,357
Series B, 5.00%, 7/1/2028	320,000	393,296
Series B, 5.00%, 7/1/2029	100,000	122,457
Series B, 5.00%, 7/1/2031	8,000,000	10,408,240
Series B, 5.00%, 7/1/2032	3,590,000	4,512,328
Series B, 5.00%, 7/1/2033	1,500,000	1,935,090
Series B, 5.00%, 7/1/2034	555,000	667,848
Series B, 5.00%, 7/1/2036	100,000	119,973
Series B, 5.00%, 7/1/2037	100,000	121,781
Series B, 5.00%, 7/1/2042	230,000	271,738
Series B, 5.00%, 7/1/2043	210,000	238,671
Series C, 5.00%, 7/1/2027	175,000	206,301
Series C, 5.00%, 7/1/2042	595,000	725,138
Series D, 5.00%, 7/1/2022	300,000	332,004
Series D, 5.00%, 7/1/2027	100,000	117,886
Series D, 5.00%, 7/1/2029	135,000	158,734
Series D, 5.00%, 7/1/2030	305,000	357,698
Series D, 5.00%, 7/1/2032	180,000	210,105
Series D, 5.00%, 7/1/2033	1,235,000	1,439,701
Series D, 5.00%, 7/1/2039	2,970,000	3,432,667
Series D, 5.00%, 7/1/2044	130,000	149,653

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 7/1/2039	$310,000	$358,292
Los Angeles, CA, Facilities, Inc. Revenue:
Series A, 5.00%, 12/1/2033	250,000	319,357
Series A, 5.00%, 12/1/2035	1,405,000	1,777,227
Series A, 5.00%, 12/1/2037	350,000	439,148
Series A, 5.00%, 12/1/2038	1,925,000	2,405,961
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	125,000	144,413
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 7/1/2030	7,525,000	8,441,846
Series A, 4.00%, 6/1/2034	110,000	124,493
Series A, 5.00%, 6/1/2021	165,000	175,720
Series A, 5.00%, 7/1/2023	325,000	371,790
Series A, 5.00%, 6/1/2026	100,000	124,857
Series A, 5.00%, 6/1/2029	250,000	310,717
Series A, 5.00%, 7/1/2030	100,000	127,759
Series A, 5.00%, 6/1/2033	350,000	430,178
Series A, 5.00%, 6/1/2034	245,000	299,941
Series A, 5.00%, 6/1/2037	405,000	490,613
Series A, 5.00%, 6/1/2038	850,000	1,025,618
Series A, 5.00%, 7/1/2042	860,000	1,052,253
Los Angeles, CA, Public Works Financing Authority Revenue:
Series A, 5.00%, 12/1/2039	715,000	833,375
Series D, 4.00%, 12/1/2034	215,000	241,183
Series D, 4.00%, 12/1/2036	665,000	738,822
Series D, 4.00%, 12/1/2040	325,000	358,091
Series D, 5.00%, 12/1/2028	1,975,000	2,409,342
Series D, 5.00%, 12/1/2029	100,000	121,661
Series D, 5.00%, 12/1/2030	330,000	399,739
Los Angeles, CA, Redevelopment Authority, Tax Allocation:
Series A, 4.00%, 8/1/2040	220,000	240,134
Series C, 5.00%, 12/1/2027 (b)	225,000	267,127
Series C, 5.25%, 12/1/2025 (b)	3,505,000	4,222,473
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	120,418
Los Angeles, CA, Solid Waste Resources Revenue Series A, 5.50%, 2/1/2020	105,000	106,536
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	169,176
Series A, 4.00%, 7/1/2021	185,000	194,026
Series A, 4.00%, 7/1/2040	2,035,000	2,227,063
Series A, 5.00%, 7/1/2021	125,000	133,254
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2022	$465,000	$511,942
Series A, 5.00%, 7/1/2023	3,565,000	4,051,480
Series A, 5.00%, 7/1/2024	310,000	363,094
Series A, 5.00%, 7/1/2025	350,000	421,232
Series A, 5.00%, 7/1/2026	265,000	326,976
Series A, 5.00%, 7/1/2027	270,000	340,651
Series A, 5.00%, 7/1/2029	225,000	239,036
Series A, 5.00%, 7/1/2030	385,000	441,104
Series A, 5.00%, 7/1/2031	5,645,000	7,190,914
Series A, 5.00%, 7/1/2032	460,000	487,545
Series A, 5.00%, 7/1/2040	970,000	1,144,532
Series B, 3.00%, 7/1/2031	520,000	550,935
Series B, 5.00%, 7/1/2028	250,000	307,115
Series B-1, 5.00%, 7/1/2027	485,000	611,910
Series B-1, 5.00%, 7/1/2029	250,000	316,717
Series B-1, 5.00%, 7/1/2032	300,000	376,431
Series B-1, 5.00%, 7/1/2033	255,000	319,247
Series B-1, 5.00%, 7/1/2034	270,000	337,111
Series B-1, 5.00%, 7/1/2036	1,000,000	1,241,230
Series B-1, 5.00%, 7/1/2037	500,000	618,540
Series C, 5.00%, 7/1/2025	205,000	239,698
Series C, 5.00%, 7/1/2026	300,000	350,325
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	297,625
Series B, 5.00%, 6/1/2039	240,000	294,994
Series D, 5.00%, 6/1/2023	1,215,000	1,387,093
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	287,983
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	335,621
Metropolitan Water District of Southern California Revenue:
Series A, 2.25%, 7/1/2024	845,000	886,202
Series A, 2.50%, 7/1/2025	250,000	267,828
Series A, 5.00%, 7/1/2024	5,000,000	5,904,450
Series A, 5.00%, 7/1/2034	140,000	170,233
Series B, 5.00%, 8/1/2023	135,000	154,167
Series B, 5.00%, 8/1/2024	150,000	176,600
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	160,000	177,843
5.00%, 9/1/2023	440,000	505,705
5.00%, 9/1/2027	385,000	466,231
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	191,738
0.01%, 8/1/2027	205,000	176,097
0.01%, 8/1/2030	300,000	230,850

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Mountain, CA, View Los Altos Union High School District, General Obligation Series A, 4.00%, 8/1/2034	$1,245,000	$1,427,741
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	52,688
Zero Coupon, 8/1/2043	5,000,000	2,187,700
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	5,000,000	5,741,800
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	185,000	190,665
5.00%, 8/1/2023 (b)	100,000	114,059
5.00%, 8/1/2025 (b)	150,000	181,320
Series A, 5.00%, 8/1/2030	175,000	208,131
Series A, 5.00%, 8/1/2031	150,000	178,043
Series A, 5.00%, 8/1/2032	150,000	177,615
Series A, 5.00%, 8/1/2040	100,000	116,654
Oakland, CA, Redevelopment Agency Successor Agency Series TE, 5.00%, 9/1/2035 (b)	750,000	882,435
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2030	120,000	148,165
Series A, 5.00%, 2/1/2035	1,955,000	2,277,497
Series A, 5.00%, 2/1/2037	300,000	348,420
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	161,372
Orange County, FL, Sales Tax Revenue:
5.00%, 2/15/2021	2,000,000	2,107,380
5.00%, 2/15/2022	2,000,000	2,184,440
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	424,802
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	148,706
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	116,750
Series A, 5.00%, 8/1/2029	120,000	139,795
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,903,604
Security Description	Principal Amount	Value
Rancho Cucamonga Redevelopment Agency Successor Agency 5.00%, 9/1/2028 (b)	$425,000	$496,039
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	177,130
Series A, 5.00%, 6/1/2036	4,055,000	5,048,394
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,255,000	1,518,613
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	655,725
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	375,000	437,036
Series A, 5.00%, 12/1/2032	260,000	302,117
Series A, 5.00%, 12/1/2033	690,000	800,421
Series A, 5.00%, 12/1/2034	840,000	970,721
Sacramento, CA, Municipal Utility District, Electricity Revenue Series D, 5.00%, 8/15/2023	2,740,000	3,144,671
Sacramento, CA, Municipal Utility District, Financing Authority Revenue Series F, 5.00%, 8/15/2024	170,000	201,246
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	215,853
San Bernardino, CA, County Series A, 5.00%, 10/1/2023	5,000,000	5,736,650
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	758,589
5.00%, 10/15/2027	1,065,000	1,298,885
5.00%, 10/15/2028	255,000	310,503
5.00%, 10/15/2029	250,000	303,280
5.00%, 10/15/2031	345,000	415,197
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	231,312
5.00%, 5/15/2027	175,000	211,558
Series A, 4.00%, 5/15/2021	590,000	617,966
Series A, 5.00%, 5/15/2027	320,000	398,192
Series A, 5.00%, 5/15/2029	185,000	229,274
Series A, 5.00%, 5/15/2033	560,000	685,933
Series A, 5.00%, 5/15/2034	3,020,000	3,691,195
Series A, 5.00%, 5/15/2039	100,000	120,258
Series B, 5.00%, 8/1/2022	330,000	365,861
Series B, 5.00%, 8/1/2029	100,000	124,287

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	$450,000	$540,567
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2026	185,000	216,592
Series A, 5.00%, 4/1/2027	270,000	335,108
Series A, 5.00%, 4/1/2028	125,000	145,986
Series A, 5.00%, 4/1/2030	120,000	147,779
Series A, 5.00%, 4/1/2032	145,000	177,435
Series A, 5.00%, 4/1/2033	125,000	152,646
Series A, 5.00%, 4/1/2034	100,000	115,837
Series A, 5.00%, 4/1/2037	375,000	432,262
Series A, 5.00%, 4/1/2039	155,000	178,231
Series A, 5.00%, 4/1/2041	125,000	149,820
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A, 5.00%, 5/1/2031	350,000	431,133
Series B, 5.00%, 5/1/2035	4,000,000	4,876,160
Series B, 5.00%, 5/1/2036	100,000	121,652
Series B, 5.00%, 5/1/2037	100,000	121,337
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 5/1/2033	1,015,000	1,244,197
Series A, 5.00%, 10/15/2044	215,000	253,679
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	134,683
San Diego, CA Series A, 5.00%, 10/15/2027	220,000	260,931
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	205,816
4.00%, 8/1/2029	400,000	467,924
5.00%, 8/1/2027	160,000	200,534
5.00%, 8/1/2029	235,000	293,118
5.00%, 8/1/2031	160,000	197,912
5.00%, 8/1/2041	190,000	229,406
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	355,000	377,514
San Diego, CA, Unified School District, General Obligation:
4.00%, 7/1/2033	100,000	114,183
Series F, 5.00%, 7/1/2040	1,725,000	2,019,906
Series F, 5.00%, 7/1/2045	150,000	174,591
Series I, Zero Coupon, 7/1/2036	2,865,000	1,586,436
Series I, Zero Coupon, 7/1/2037	405,000	213,735
Security Description	Principal Amount	Value
Series I, Zero Coupon, 7/1/2039	$310,000	$149,188
Series R-3, 5.00%, 7/1/2020	150,000	154,350
Series R-4, 5.00%, 7/1/2024	235,000	277,509
Series R-4, 5.00%, 7/1/2028	250,000	301,342
Series R-5, 5.00%, 7/1/2029	260,000	323,822
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series D, 5.00%, 8/1/2029	160,000	193,709
San Francisco, CA, City & County:
Series A, 4.00%, 4/1/2045	115,000	121,476
Series B, 4.00%, 4/1/2038	530,000	585,168
Series B, 5.00%, 4/1/2020	110,000	112,144
Series R1, 4.00%, 9/1/2039	535,000	571,236
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	603,833
Series A, 5.00%, 10/1/2029	100,000	121,702
Series C, 2.13%, 10/1/2048 (a)	3,000,000	3,070,170
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2034	1,990,000	2,178,214
Series A, 4.00%, 6/15/2035	1,350,000	1,471,378
Series A, 5.00%, 6/15/2023	200,000	220,826
Series R1, 4.00%, 6/15/2030	650,000	711,275
Series R1, 5.00%, 6/15/2027	325,000	370,360
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	123,942
5.00%, 11/1/2019	125,000	125,388
5.00%, 11/1/2020	160,000	166,630
5.00%, 11/1/2024	235,000	279,730
5.00%, 11/1/2028	170,000	214,028
5.00%, 11/1/2031	500,000	622,865
5.00%, 11/1/2032	100,000	119,261
5.00%, 11/1/2033	680,000	843,343
5.00%, 11/1/2034	335,000	414,402
Series B, 5.00%, 11/1/2041	1,400,000	1,639,274
Series B, 5.00%, 11/1/2042	350,000	409,444
Series B, 5.00%, 11/1/2043	1,070,000	1,250,595
Series D, 5.00%, 11/1/2033	260,000	329,420
Series D, 5.00%, 11/1/2034	330,000	416,905
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,936,438
San Francisco, CA, Unified School District, General Obligation:
Series B, 5.00%, 6/15/2021	135,000	143,926

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series F&C, 5.00%, 6/15/2028	$100,000	$117,624
San Joaquin, CA 4.00%, 11/15/2030 (b)	125,000	145,840
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	170,286
Series A, 5.00%, 8/1/2027	270,000	327,731
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	221,168
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	130,000	154,514
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,724,929
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	226,270
5.00%, 8/1/2035	350,000	435,729
5.00%, 8/1/2036	350,000	434,126
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	130,000	152,538
5.00%, 9/1/2034	100,000	116,251
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	277,847
Series A, 5.00%, 6/1/2029	130,000	155,782
Series A, 5.00%, 6/1/2030	160,000	191,538
San Mateo Foster, CA, Public Financing Authority:
4.00%, 8/1/2039	1,250,000	1,444,050
4.00%, 8/1/2044	8,000,000	9,111,440
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	4,520,000	4,776,013
Series A, 3.50%, 4/1/2041	600,000	634,680
Series Q, 2.50%, 5/15/2029	140,000	145,330
Series Q, 4.00%, 5/15/2031	1,815,000	2,041,548
Series Q, 4.00%, 5/15/2033	300,000	336,015
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	272,548
Series C, 3.25%, 8/1/2039	150,000	158,256
Series C, 5.00%, 8/1/2030	125,000	159,356
Security Description	Principal Amount	Value
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	$250,000	$260,643
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,691,361
Series A, 5.00%, 8/1/2043	1,750,000	2,182,775
Series D, 5.00%, 8/1/2043	1,025,000	1,157,194
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	265,468
5.00%, 7/1/2027	150,000	187,709
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	306,743
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2027	130,000	138,623
Series C, 5.00%, 7/1/2027	110,000	131,096
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	125,000	129,858
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	260,448
Series A, 3.13%, 11/1/2036	225,000	234,488
Series A, 3.20%, 11/1/2037	270,000	281,764
Series A, 4.00%, 11/1/2035	300,000	339,957
Series A, 4.00%, 11/1/2037	555,000	622,455
Series A, 4.00%, 11/1/2038	1,580,000	1,762,632
Series A, 4.00%, 11/1/2043	430,000	472,179
Series A, 5.00%, 11/1/2020	345,000	359,638
Series A, 5.00%, 11/1/2021	3,180,000	3,435,895
Series A, 5.00%, 11/1/2025	250,000	306,757
Series A, 5.00%, 11/1/2028	120,000	148,368
Series A, 5.00%, 11/1/2029	270,000	319,340
Series A, 5.00%, 11/1/2030	1,970,000	2,327,870
Series A, 5.00%, 11/1/2031	205,000	256,742
Series A, 5.00%, 11/1/2032	120,000	144,812
Series A, 5.00%, 11/1/2033	350,000	410,984
Series A, 5.00%, 11/1/2034	555,000	650,454
Series A, 5.00%, 11/1/2035	5,450,000	6,927,978
Series A, 5.00%, 11/1/2036	265,000	319,452
Series A, 5.00%, 11/1/2037	5,400,000	6,920,514
Series A, 5.00%, 11/1/2038	165,000	196,334
Series A, 5.00%, 11/1/2041	1,940,000	2,310,288
Series A, 5.00%, 11/1/2043	220,000	259,624
Series AM, 5.00%, 5/15/2023	130,000	148,097
Series AM, 5.00%, 5/15/2027	200,000	234,846

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series AO, 5.00%, 5/15/2021	$395,000	$419,984
Series AO, 5.00%, 5/15/2025	2,195,000	2,661,525
Series AO, 5.00%, 5/15/2026	110,000	133,112
Series AO, 5.00%, 5/15/2028	425,000	511,730
Series AO, 5.00%, 5/15/2032	100,000	118,970
Series AO, 5.00%, 5/15/2040	110,000	129,011
Series AR, 4.00%, 5/15/2037	570,000	636,747
Series AR, 5.00%, 5/15/2030	580,000	715,111
Series AR, 5.00%, 5/15/2032	120,000	147,022
Series AR, 5.00%, 5/15/2041	495,000	591,475
Series AT, 1.40%, 5/15/2046 (a)	115,000	115,331
Series AV, 5.00%, 5/15/2042	2,065,000	2,516,739
Series AY, 4.00%, 5/15/2035	100,000	113,809
Series AZ, 5.00%, 5/15/2043	5,200,000	6,404,268
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,247
Series B-3, 4.00%, 11/1/2051 (a)	350,000	383,239
Series I, 4.00%, 5/15/2045	200,000	216,654
Series I, 5.00%, 5/15/2027	145,000	174,853
Series I, 5.00%, 5/15/2028	655,000	787,873
Series I, 5.00%, 5/15/2030	180,000	215,219
Series I, 5.00%, 5/15/2031	335,000	399,146
Series I, 5.00%, 5/15/2032	145,000	172,334
Series K, 4.00%, 5/15/2036	265,000	296,479
Series K, 4.00%, 5/15/2046	315,000	344,988
Series K, 5.00%, 5/15/2031	460,000	563,886
Series K, 5.00%, 5/15/2033	300,000	365,979
Series M, 5.00%, 5/15/2028	100,000	127,245
Series M, 5.00%, 5/15/2030	200,000	252,456
Series M, 5.00%, 5/15/2032	295,000	369,723
Series M, 5.00%, 5/15/2036	250,000	310,132
Series M, 5.00%, 5/15/2042	530,000	644,263
Series O, 4.00%, 5/15/2048	250,000	279,625
Series O, 5.00%, 5/15/2039	2,200,000	2,736,712
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	290,000	307,441
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	513,900
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	291,044
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	203,046
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	238,288
Series A, 5.00%, 8/1/2031	295,000	353,236
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2035	$265,000	$314,438
Series A, 5.00%, 8/1/2042	100,000	112,618
West Valley-Mission Community College District, CA, General Obligation:
Series B, 4.00%, 8/1/2034	250,000	279,083
Series C, 4.00%, 8/1/2032	5,000,000	5,741,200
Series C, 4.00%, 8/1/2034	3,065,000	3,476,813
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	235,351
		543,527,128
COLORADO — 2.1%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,415,575
Series A, 5.00%, 12/1/2031	485,000	597,554
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	323,409
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	236,155
Adams, CO, County School District No.1, General Obligation 5.00%, 12/1/2036	350,000	424,116
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,127,815
Series A, 5.00%, 12/1/2026	3,700,000	4,621,041
Series A, 5.50%, 12/1/2027	2,780,000	3,654,477
Series A, 5.50%, 12/1/2028	2,525,000	3,399,205
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	151,337
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	169,718
Series C, 5.00%, 12/15/2028	1,800,000	2,239,218
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,461,652
Series A, 5.00%, 12/1/2042	245,000	296,516
Series B, 4.00%, 12/1/2027	130,000	154,506
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2044	110,000	126,508
Series A-1, 5.00%, 11/15/2023	530,000	609,685

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A-2, 5.00%, 11/15/2039	$100,000	$115,628
Colorado, Higher Education Series A, 5.00%, 11/1/2025	505,000	610,075
Colorado, State:
Series A, 4.00%, 12/15/2037	4,800,000	5,506,608
Series A, 5.00%, 12/15/2030	5,000,000	6,380,600
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	559,690
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	178,789
Series M, 5.00%, 3/15/2029	1,000,000	1,269,050
Series M, 5.00%, 3/15/2031	500,000	627,425
Colorado, State Higher Education Capital Construction Lease Purchase Program:
Series A, 5.00%, 11/1/2020	125,000	130,014
Series A, 5.00%, 11/1/2024	190,000	223,900
Danver, CO, City & County, Revenue:
Series A, 5.00%, 8/1/2024	360,000	421,769
Series A, 5.00%, 8/1/2042	1,025,000	1,215,599
Series A-2, Zero Coupon, 8/1/2035	1,960,000	1,174,510
Series A-2, 0.01%, 8/1/2034	1,800,000	1,128,690
Series A-2, 0.01%, 8/1/2038	3,000,000	1,560,270
Series A-2, 0.01%, 8/1/2039	3,000,000	1,489,350
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2029	255,000	316,873
Series A, 5.50%, 12/1/2024	260,000	314,582
Series A, 5.50%, 12/1/2028	100,000	131,423
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	5,000,000	5,586,250
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	142,492
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	252,806
5.00%, 12/1/2030	160,000	201,093
5.25%, 12/1/2032	100,000	127,087
5.25%, 12/1/2033	250,000	317,485
5.50%, 12/1/2035	160,000	205,818
5.50%, 12/1/2037	500,000	636,780
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	414,544
Security Description	Principal Amount	Value
Regional, CO, Transportation District:
4.00%, 6/1/2040	$230,000	$249,279
5.00%, 6/1/2023	320,000	327,946
Regional, CO, Transportation District, Revenue Series B, 4.00%, 11/1/2036	600,000	682,992
University of California, Revenue Series A, 5.00%, 6/1/2035	275,000	320,895
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	167,511
Series A, 5.00%, 6/1/2038	265,000	309,226
Series A, 5.00%, 6/1/2039	235,000	274,219
Series A-2, 3.00%, 6/1/2033	75,000	77,279
Series A-2, 3.25%, 6/1/2037	340,000	351,179
Series A-2, 4.00%, 6/1/2035	2,500,000	2,877,450
Series A-2, 4.00%, 6/1/2038	505,000	576,064
Series A-2, 4.00%, 6/1/2043	310,000	349,999
Series A-2, 5.00%, 6/1/2023	275,000	311,932
Series B-1, 2.25%, 6/1/2027	2,000,000	2,065,560
Series B-1, 2.50%, 6/1/2028	175,000	182,294
Series B-1, 2.75%, 6/1/2029	320,000	337,418
Series B-1, 4.00%, 6/1/2036	105,000	117,540
Series B-1, 4.00%, 6/1/2038	415,000	461,426
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	122,320
		62,410,216
CONNECTICUT — 0.6%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2029	2,500,000	3,271,900
Series A, 5.00%, 3/1/2029	50,000	59,130
Series B, 5.00%, 6/1/2026	2,080,000	2,563,954
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	800,000	879,384
Series A-3, 1.80%, 7/1/2049 (a)	355,000	357,180
Series A-4, 2.00%, 7/1/2049 (a)	7,000,000	7,106,050
Series B-1, 5.00%, 7/1/2029 (a)	485,000	498,216
Series U-1-, 2.00%, 7/1/2033 (a)	800,000	812,152
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (b)	430,000	480,972

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A, 5.00%, 11/1/2042	$1,000,000	$1,146,210
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	600,000	693,990
Series B, 4.00%, 8/1/2036	295,000	329,940
Series B, 5.00%, 8/1/2029	500,000	612,270
		18,811,348
DELAWARE — 0.3%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,107,315
3.00%, 3/1/2032	50,000	53,308
3.13%, 3/1/2033	345,000	369,854
3.25%, 3/1/2035	385,000	411,792
3.25%, 3/1/2037	135,000	143,456
5.00%, 3/1/2021	145,000	152,701
Series A, 5.00%, 1/1/2025	75,000	89,300
Series A, 5.00%, 2/1/2029	495,000	636,006
Series A, 5.00%, 2/1/2032	300,000	380,850
Series A, 5.00%, 2/1/2036	1,000,000	1,256,180
Series B, 5.00%, 7/1/2020	2,000,000	2,056,020
Series B, 5.00%, 7/1/2024	400,000	469,316
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2027	320,000	395,059
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,106,374
5.00%, 10/1/2027	595,000	721,057
5.00%, 10/1/2038	170,000	202,426
		9,551,014
DISTRICT OF COLUMBIA — 1.5%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	225,000	253,451
Series A, 4.00%, 6/1/2037	285,000	322,318
Series A, 4.00%, 6/1/2041	325,000	360,256
Series A, 5.00%, 6/1/2022	390,000	428,415
Series A, 5.00%, 10/15/2022	5,960,000	6,627,341
Series A, 5.00%, 6/1/2030	1,085,000	1,352,127
Series A, 5.00%, 6/1/2032	330,000	408,332
Series A, 5.00%, 6/1/2033	300,000	370,398
Series A, 5.00%, 6/1/2034	225,000	277,112
Series A, 5.00%, 6/1/2035	1,000,000	1,227,630
Series A, 5.00%, 6/1/2037	2,435,000	2,963,719
Series A, 5.00%, 6/1/2038	500,000	585,000
Series A, 5.00%, 6/1/2041	285,000	338,708
Series A, 5.00%, 6/1/2043	5,380,000	6,602,605
Series D, 4.00%, 6/1/2034	400,000	456,988
Series D, 5.00%, 6/1/2021	310,000	329,186
Security Description	Principal Amount	Value
Series D, 5.00%, 6/1/2022	$320,000	$351,520
Series D, 5.00%, 6/1/2023	100,000	113,315
Series D, 5.00%, 6/1/2032	505,000	624,872
Series D, 5.00%, 6/1/2035	1,000,000	1,227,630
Series D, 5.00%, 6/1/2036	2,555,000	3,126,240
Series D, 5.00%, 6/1/2038	1,000,000	1,218,000
Series D, 5.00%, 6/1/2041	500,000	600,810
Series E, 5.00%, 6/1/2020	125,000	128,088
Series E, 5.00%, 6/1/2025	170,000	204,332
Series E, 5.00%, 6/1/2032	145,000	177,745
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	187,988
Series A, 5.00%, 10/1/2032	300,000	362,094
Series A, 5.00%, 10/1/2035	675,000	809,703
Series A, 5.00%, 10/1/2036	470,000	562,684
Series A, 5.00%, 10/1/2039	485,000	576,903
Series B, 5.00%, 10/1/2034	290,000	344,882
Series B, 5.00%, 10/1/2043	550,000	672,925
Series B, 5.25%, 10/1/2044	120,000	142,111
Series C, 5.00%, 10/1/2022	125,000	138,823
Series C, 5.00%, 10/1/2025	110,000	129,671
Series C, 5.00%, 10/1/2030	250,000	291,937
Series C, 5.00%, 10/1/2031	455,000	530,134
Series C, 5.00%, 10/1/2039	2,235,000	2,579,615
Series C, 5.00%, 10/1/2044	265,000	303,674
Washington Metropolitan Area Transit Authority, Revenue:
Series A-1, 5.00%, 7/1/2020	295,000	303,151
Series A-1, 5.00%, 7/1/2024	170,000	198,518
Series A-1, 5.00%, 7/1/2026	250,000	307,562
Series B, 5.00%, 7/1/2020	90,000	92,487
Series B, 5.00%, 7/1/2024	280,000	326,970
Series B, 5.00%, 7/1/2029	150,000	187,745
Series B, 5.00%, 7/1/2030	350,000	436,320
Series B, 5.00%, 7/1/2035	2,900,000	3,556,676
Series B, 5.00%, 7/1/2037	500,000	609,850
		44,328,561
FLORIDA — 3.6%
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,186,329
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	259,844
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 7/1/2023	340,000	386,662
Series B, 5.00%, 6/1/2023	195,000	221,038
Series B, 5.00%, 6/1/2024	475,000	554,752
Series E, 5.00%, 6/1/2022	100,000	109,794

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	$335,000	$379,923
Series A, 5.00%, 7/1/2024	740,000	864,883
Series A, 5.00%, 7/1/2025	430,000	517,251
Series A, 5.00%, 7/1/2026	245,000	302,653
Series A, 5.00%, 7/1/2028	220,000	284,462
Series B, 5.00%, 7/1/2020	140,000	143,805
Series B, 5.00%, 7/1/2023	485,000	550,038
Series B, 5.00%, 7/1/2024	355,000	414,910
Series B, 5.00%, 7/1/2025	320,000	384,931
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2021	205,000	218,167
5.00%, 7/1/2026	130,000	151,416
Series A, 5.00%, 7/1/2023	270,000	306,845
Series A, 5.00%, 7/1/2025	105,000	126,176
Series A, 5.00%, 7/1/2026	350,000	419,086
Series A, 5.00%, 7/1/2027	545,000	687,158
Series A, 5.00%, 7/1/2028	275,000	354,533
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	221,631
Series A, 5.00%, 8/1/2025	170,000	204,542
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	380,000	405,631
Series A, 5.00%, 9/1/2025	160,000	193,555
Florida, State General Obligation:
Series A, 3.50%, 7/1/2043	160,000	169,613
Series A, 4.00%, 6/1/2037	225,000	258,732
Series A, 4.00%, 6/1/2038	475,000	544,663
Series A, 5.00%, 7/1/2021	575,000	612,346
Series A, 5.00%, 6/1/2023	130,000	147,359
Series A, 5.00%, 6/1/2024	170,000	198,543
Series A, 5.00%, 7/1/2024	425,000	498,219
Series A, 5.00%, 6/1/2027	500,000	600,370
Series A, 5.00%, 7/1/2027	125,000	154,774
Series B, 5.00%, 6/1/2020	250,000	256,090
Series B, 5.00%, 6/1/2022	517,000	567,635
Series B, 5.00%, 6/1/2027	100,000	116,691
Series B, 5.00%, 6/1/2028	170,000	198,123
Series B, 5.00%, 6/1/2030	135,000	168,901
Series C, 2.63%, 6/1/2037	300,000	304,719
Series C, 3.00%, 6/1/2031	110,000	115,293
Series C, 4.00%, 6/1/2025	10,000	10,699
Series C, 4.00%, 6/1/2031	2,855,000	3,332,685
Series C, 5.00%, 6/1/2025	60,000	70,133
Series C, 5.00%, 6/1/2026	175,000	204,383
Series E, 2.38%, 6/1/2031	295,000	301,935
Series E, 5.00%, 6/1/2024	225,000	262,778
Series F, 5.00%, 6/1/2024	110,000	128,469
Series F, 5.00%, 6/1/2027	135,000	166,523
Security Description	Principal Amount	Value
Series F, 5.00%, 6/1/2029	$125,000	$154,098
Florida's Turnpike Enterprise Revenue:
Series B, 5.00%, 7/1/2020	100,000	102,748
Series B, 5.00%, 7/1/2024	225,000	263,309
Series C, 5.00%, 7/1/2030	300,000	366,876
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	363,243
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	125,789
Series A, 5.00%, 10/1/2024	125,000	147,221
Series A, 5.00%, 10/1/2027	2,820,000	3,577,621
Series A, 5.00%, 10/1/2031	790,000	987,816
Series A, 5.00%, 10/1/2032	270,000	336,136
Series A, 5.00%, 10/1/2034	250,000	309,748
Series A, 5.00%, 10/1/2035	500,000	618,740
Series A, 5.00%, 10/1/2036	500,000	617,285
Series A, 5.00%, 10/1/2037	500,000	613,430
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	343,838
Hillsborough County, FL, School Board 5.00%, 7/1/2020	1,300,000	1,335,529
Hillsborough, FL, Community Investment Tax Revenue 5.00%, 11/1/2024	730,000	858,677
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	312,998
Series A, 5.00%, 10/1/2026	2,500,000	3,070,675
Series A, 5.00%, 10/1/2030	270,000	327,005
Series B, 5.00%, 10/1/2024	580,000	681,570
Series B, 5.00%, 10/1/2025	245,000	295,338
Series B, 5.00%, 10/1/2027	795,000	999,013
Series B, 5.00%, 10/1/2029	1,175,000	1,431,138
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	276,313
3.25%, 10/1/2032	795,000	832,095
5.00%, 10/1/2024	430,000	503,035
5.00%, 10/1/2027	395,000	470,646
5.00%, 10/1/2029	685,000	817,061
Jacksonville, FL, Transportation Authority Revenue:
5.00%, 8/1/2035	385,000	454,947
5.00%, 8/1/2036	1,655,000	1,955,151
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	74,339
Series B, 5.00%, 10/1/2029	215,000	266,858
Series B, 5.00%, 10/1/2030	125,000	154,798

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series III B, 3.38%, 10/1/2034	$150,000	$152,721
Series III B, 5.00%, 10/1/2026	265,000	321,379
JEA, FL, State Johns River Power Park Revenue Series 7, 3.25%, 10/1/2027	125,000	125,156
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	101,809
Series A, 3.25%, 10/1/2036	250,000	254,273
Series A, 3.38%, 10/1/2037	535,000	544,159
Series A, 3.38%, 10/1/2041	615,000	623,001
Series A, 4.00%, 10/1/2039	425,000	475,945
Series A, 4.00%, 10/1/2040	415,000	448,528
Series A, 5.00%, 10/1/2026	360,000	418,208
Series A, 5.00%, 10/1/2028	185,000	229,805
Series A, 5.00%, 10/1/2029	295,000	365,160
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	646,795
5.00%, 10/1/2025	125,000	151,083
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	897,481
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	525,564
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2029	130,000	155,584
Series A, 3.38%, 7/1/2035	5,710,000	6,151,897
Series A, 3.38%, 7/1/2036	2,510,000	2,692,879
Series A, 5.00%, 7/1/2023	200,000	227,212
Series A, 5.00%, 7/1/2024	580,000	679,047
Series A, 5.00%, 7/1/2025	605,000	727,016
Series A, 5.00%, 7/1/2029	210,000	257,124
Series B, 4.00%, 7/1/2035	100,000	109,112
Series B, 5.00%, 7/1/2020	550,000	565,279
Series B, 5.00%, 7/1/2025	625,000	728,906
Series B, 5.00%, 7/1/2027	1,470,000	1,710,698
Series B, 5.00%, 7/1/2028	1,490,000	1,732,497
Series B, 5.00%, 7/1/2029	405,000	472,108
Series D, 5.00%, 7/1/2034	515,000	621,069
Series D, 5.00%, 7/1/2045	100,000	116,996
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	238,298
Series B, 5.00%, 4/1/2020	250,000	254,570
Series B, 5.00%, 4/1/2021	135,000	142,383
Series B, 5.00%, 4/1/2022	320,000	349,008
Series B, 5.00%, 4/1/2025	890,000	1,062,144
Series B, 5.00%, 4/1/2027	305,000	373,195
Series B, 5.00%, 4/1/2028	565,000	689,430
Series B, 5.00%, 4/1/2029	450,000	547,825
Security Description	Principal Amount	Value
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	$270,000	$286,662
5.00%, 3/15/2030	250,000	309,428
5.00%, 3/15/2036	505,000	599,501
5.00%, 3/15/2041	115,000	135,088
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	161,337
3.00%, 7/1/2038	585,000	598,473
3.13%, 7/1/2029	130,000	140,455
4.00%, 7/1/2036	125,000	137,334
4.00%, 7/1/2038	2,155,000	2,378,581
5.00%, 7/1/2024	295,000	344,339
5.00%, 7/1/2025	420,000	504,189
5.00%, 7/1/2043	1,630,000	1,985,927
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	420,000	446,099
Series C, 5.00%, 8/1/2028	500,000	595,720
Series C, 5.00%, 8/1/2029	500,000	597,475
Series C, 5.00%, 8/1/2033	450,000	542,367
Series C, 5.00%, 8/1/2034	175,000	210,420
Series D, 5.00%, 8/1/2029	310,000	370,434
Series D, 5.00%, 8/1/2031	450,000	533,574
Series D, 5.00%, 8/1/2032	110,000	129,782
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	810,000	840,010
5.00%, 10/1/2021	125,000	134,269
5.00%, 10/1/2022	2,090,000	2,319,168
5.00%, 10/1/2028	100,000	119,719
5.00%, 10/1/2030	280,000	373,394
Orlando County, FL, Contract Tourist Development Tax Payments Revenue Series B, 5.00%, 10/1/2041	1,195,000	1,390,108
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2032	65,000	76,624
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	185,034
Series A, 5.00%, 8/1/2027	230,000	289,945
Series B, 5.00%, 8/1/2022	370,000	407,918
Series B, 5.00%, 8/1/2023	115,000	130,798
Series B, 5.00%, 8/1/2024	695,000	813,539
Series B, 5.00%, 8/1/2028	500,000	643,865
Series C, 5.00%, 8/1/2029	250,000	320,072
Series D, 5.00%, 8/1/2025	350,000	421,333
Series D, 5.00%, 8/1/2028	100,000	119,021
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	473,953
5.00%, 5/1/2038	450,000	536,706

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	$410,000	$422,325
3.25%, 7/1/2045	125,000	128,290
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	573,925
Series A, 4.00%, 6/1/2035	375,000	423,322
Series A, 5.00%, 6/1/2026	125,000	140,830
Series A, 5.00%, 6/1/2033	500,000	612,900
Series A, 5.00%, 6/1/2036	500,000	607,205
Series A, 5.00%, 6/1/2037	450,000	544,824
Seminole, FL, Water & Sewer Revenue Series A, 5.00%, 10/1/2027	535,000	644,236
South Florida Water Management District:
3.00%, 10/1/2031	315,000	330,851
5.00%, 10/1/2022	660,000	731,544
5.00%, 10/1/2027	165,000	200,937
5.00%, 10/1/2031	175,000	209,720
5.00%, 10/1/2032	300,000	357,807
5.00%, 10/1/2035	105,000	124,395
5.00%, 10/1/2036	370,000	437,484
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	263,201
5.00%, 10/1/2031	220,000	248,917
5.00%, 10/1/2032	195,000	232,526
5.00%, 10/1/2036	100,000	118,032
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	262,447
5.00%, 10/1/2036	600,000	696,876
Tampa, FL, Bay Water Revenue:
Series A, 5.00%, 10/1/2036	125,000	151,524
Series A, 5.00%, 10/1/2037	2,715,000	3,284,661
Tohopekaliga, FL, Water Authority Utility System Revenue:
3.00%, 10/1/2030	500,000	533,250
4.00%, 10/1/2034	110,000	123,912
5.00%, 10/1/2023	125,000	143,049
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,648,544
		105,970,314
GEORGIA — 2.0%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	153,914
Atlanta, GA, General Obligation:
5.00%, 12/1/2022	1,550,000	1,728,575
5.00%, 12/1/2031	1,000,000	1,175,720
Security Description	Principal Amount	Value
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	$210,000	$250,864
Series A, 5.00%, 11/1/2034	425,000	527,072
Series A, 5.00%, 11/1/2037	5,000,000	6,148,250
Series B, 3.50%, 11/1/2043	225,000	238,927
Series B, 5.00%, 11/1/2028	560,000	707,806
Series B, 5.00%, 11/1/2033	3,000,000	3,731,250
Series C, 4.00%, 11/1/2038	3,140,000	3,558,939
DeKalb, GA, Water & Sewerage Revenue 5.00%, 10/1/2023	100,000	114,187
Georgia, State General Obligation:
5.00%, 2/1/2030	800,000	973,040
Series A, 4.00%, 2/1/2031	100,000	113,831
Series A, 5.00%, 2/1/2025	485,000	578,862
Series A, 5.00%, 7/1/2026	295,000	365,924
Series A, 5.00%, 2/1/2027	2,650,000	3,210,901
Series A, 5.00%, 7/1/2031	165,000	211,844
Series A-1, 5.00%, 2/1/2026	215,000	263,753
Series A-2, 5.00%, 2/1/2025	250,000	289,547
Series A-2, 5.00%, 2/1/2031	505,000	627,771
Series A-2, 5.00%, 2/1/2033	1,850,000	2,284,953
Series C, 5.00%, 7/1/2025	4,000,000	4,831,320
Series C, 5.00%, 7/1/2030	510,000	642,131
Series C-1, 4.00%, 1/1/2025	300,000	341,346
Series C-1, 4.00%, 7/1/2025	1,805,000	2,075,985
Series E, 5.00%, 12/1/2025	360,000	439,888
Series F, 5.00%, 1/1/2024	545,000	629,873
Series F, 5.00%, 1/1/2027	1,005,000	1,262,370
Series F, 5.00%, 1/1/2028	4,000,000	5,007,800
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	157,868
Series B, 4.00%, 10/1/2038	315,000	354,047
Series B, 5.00%, 10/1/2038	2,600,000	3,133,936
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2021	2,400,000	2,519,664
5.00%, 2/1/2031	2,455,000	2,940,133
5.00%, 2/1/2035	3,385,000	4,020,568
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue Series A, 5.00%, 7/1/2024	100,000	113,683
Sandy Springs, GA, Public Facilities Authority Revenue 5.00%, 5/1/2041	2,175,000	2,596,776
		58,323,318
HAWAII — 1.5%
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	35,000	37,801
Series DZ, 5.00%, 12/1/2026	85,000	91,612

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series DZ-2016, 5.00%, 12/1/2024	$25,000	$27,001
Series DZ-2016, 5.00%, 12/1/2026	115,000	124,203
Series DZ-2017, 5.00%, 12/1/2024	40,000	43,201
Series EO, 5.00%, 8/1/2020	100,000	103,087
Series EO, 5.00%, 8/1/2026	185,000	216,641
Series EO, 5.00%, 8/1/2030	215,000	250,292
Series EO, 5.00%, 8/1/2032	100,000	115,882
Series ET, 4.00%, 10/1/2021	300,000	316,344
Series EY, 5.00%, 10/1/2026	640,000	774,733
Series EY, 5.00%, 10/1/2027	675,000	815,069
Series EZ, 5.00%, 10/1/2024	1,060,000	1,249,560
Series FB, 4.00%, 4/1/2029	495,000	568,413
Series FE, 5.00%, 10/1/2024	260,000	306,496
Series FE, 5.00%, 10/1/2026	450,000	558,108
Series FG, 4.00%, 10/1/2032	300,000	341,520
Series FG, 5.00%, 10/1/2029	395,000	487,560
Series FH, 4.00%, 10/1/2031	285,000	325,738
Series FH, 5.00%, 10/1/2023	2,050,000	2,345,999
Series FH, 5.00%, 10/1/2027	370,000	458,696
Series FK, 4.00%, 5/1/2020	300,000	304,755
Series FK, 4.00%, 5/1/2023	110,000	120,447
Series FK, 5.00%, 5/1/2034	480,000	590,947
Series FN, 5.00%, 10/1/2022	300,000	332,895
Series FN, 5.00%, 10/1/2025	335,000	405,330
Series FT, 4.00%, 1/1/2037	100,000	114,021
Series FT, 5.00%, 1/1/2027	115,000	143,459
Series FT, 5.00%, 1/1/2029	1,000,000	1,270,940
Series FT, 5.00%, 1/1/2031	1,145,000	1,443,410
Series FT, 5.00%, 1/1/2036	250,000	310,250
Series FW, 5.00%, 1/1/2023	1,500,000	1,677,210
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	125,000	144,993
Series A, 5.00%, 1/1/2034	535,000	618,653
Series B, 5.00%, 1/1/2025	200,000	237,014
Series B, 5.00%, 1/1/2027	215,000	265,327
Series B, 5.00%, 1/1/2029	265,000	325,725
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	75,673
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	343,381
Series A, 5.00%, 7/1/2035	500,000	618,695
Series A, 5.00%, 7/1/2036	255,000	306,003
Series A, 5.00%, 7/1/2037	2,115,000	2,601,894
Series A, 5.00%, 7/1/2040	525,000	612,885
Series B, 4.00%, 7/1/2032	5,560,000	6,225,916
Series B, 4.00%, 7/1/2033	1,810,000	2,037,264
Series B, 5.00%, 7/1/2021	60,000	63,897
Series B, 5.00%, 7/1/2022	100,000	110,066
Series B, 5.00%, 7/1/2024	170,000	198,859
Security Description	Principal Amount	Value
Honolulu, HI, City & County, General Obligation:
Series A, 4.00%, 10/1/2034	$500,000	$557,730
Series A, 5.00%, 10/1/2021	335,000	359,840
Series A, 5.00%, 10/1/2025	260,000	314,917
Series A, 5.00%, 10/1/2028	150,000	180,743
Series A, 5.00%, 10/1/2029	635,000	762,241
Series A, 5.00%, 10/1/2032	185,000	221,069
Series A, 5.00%, 9/1/2034	1,750,000	2,209,742
Series A, 5.00%, 10/1/2036	590,000	699,339
Series A, 5.00%, 10/1/2038	440,000	518,148
Series A, 5.00%, 10/1/2039	120,000	141,086
Series B, 5.00%, 10/1/2029	530,000	636,201
Series B, 5.00%, 10/1/2030	210,000	251,769
Series C, 3.00%, 8/1/2040	5,000,000	5,188,850
Series C, 4.00%, 10/1/2033	650,000	727,493
Series D, 5.00%, 9/1/2023	320,000	365,405
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	643,976
		44,836,414
IDAHO — 0.0% (c)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	99,331
5.00%, 8/1/2030	250,000	309,208
		408,539
ILLINOIS — 1.6%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	100,000	104,497
Chicago, IL, Park District, General Obligation:
Series A, 5.00%, 1/1/2039	365,000	401,781
Series B, 5.00%, 1/1/2024	300,000	338,055
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (b)	250,000	306,178
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	757,572
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	687,298
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	298,312
4.00%, 1/1/2025	350,000	395,955
4.00%, 7/1/2025	385,000	440,047
5.00%, 7/1/2020	150,000	154,100
5.00%, 1/1/2021	490,000	512,413
5.00%, 1/1/2022	170,000	183,928

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2023	$1,020,000	$1,138,779
5.00%, 7/1/2023	165,000	187,062
5.00%, 1/1/2024	455,000	522,599
5.00%, 7/1/2024	1,720,000	2,004,229
5.00%, 7/1/2025	150,000	179,702
5.00%, 7/1/2026	390,000	477,824
5.00%, 1/1/2027	1,660,000	2,050,216
5.00%, 7/1/2027	565,000	701,589
5.00%, 1/1/2028	250,000	310,065
5.00%, 7/1/2028	125,000	151,119
5.00%, 7/1/2029	165,000	198,970
5.00%, 1/1/2030	350,000	421,390
5.00%, 7/1/2031	2,000,000	2,575,740
5.00%, 7/1/2036	125,000	151,074
Series A, 5.00%, 10/1/2026	355,000	414,551
Series A, 5.00%, 10/1/2029	125,000	145,566
Series A, 5.00%, 10/1/2033	100,000	115,808
Series A, 5.00%, 10/1/2038	380,000	438,714
Illinois, State Sales Tax Revenue:
Series C, 4.00%, 6/15/2021	130,000	134,147
Series C, 5.00%, 6/15/2022	205,000	220,096
Illinois, State Toll Highway Authority Revenue:
Series A, 4.00%, 12/1/2031	2,210,000	2,447,354
Series A, 5.00%, 12/1/2031	1,010,000	1,192,093
Series A, 5.00%, 12/1/2032	60,000	70,579
Series A, 5.00%, 1/1/2035	480,000	583,675
Series B, 5.00%, 1/1/2032	605,000	686,814
Series B, 5.00%, 1/1/2036	1,060,000	1,240,598
Series B, 5.00%, 1/1/2037	445,000	507,121
Series B, 5.00%, 1/1/2038	2,050,000	2,358,430
Series B, 5.00%, 1/1/2039	1,065,000	1,193,780
Series B, 5.00%, 1/1/2040	335,000	388,084
Series C, 5.00%, 1/1/2028	315,000	367,035
Series C, 5.00%, 1/1/2036	215,000	247,005
Series D, 5.00%, 1/1/2021	100,000	104,383
Series D, 5.00%, 1/1/2022	185,000	199,515
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	434,303
Series D, 5.00%, 1/1/2029	1,600,000	1,804,528
Series D, 5.00%, 1/1/2032	410,000	460,426
Series D, 5.00%, 1/1/2035	485,000	539,761
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	465,000	528,314
5.00%, 1/1/2027	300,000	348,060
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	553,579
Security Description	Principal Amount	Value
McHenry County Conservation District, General Obligation 5.00%, 2/1/2024	$300,000	$344,046
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	206,294
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	550,036
Series A, 5.00%, 12/1/2025	1,300,000	1,560,286
Series A, 5.00%, 12/1/2026	500,000	580,295
Series A, 5.00%, 12/1/2028	350,000	425,183
Series A, 5.00%, 12/1/2030	570,000	685,385
Series B, 5.00%, 12/1/2039	190,000	215,806
Series D, 5.00%, 12/1/2019	100,000	100,580
Series D, 5.00%, 12/1/2020	520,000	541,341
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,414,280
Series A, 5.00%, 1/1/2029	375,000	448,384
Series A, 5.00%, 1/1/2030	1,950,000	2,314,942
Series A, 5.00%, 1/1/2036	500,000	581,825
Series A, 5.00%, 1/1/2038	1,015,000	1,174,020
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	268,948
		45,786,464
INDIANA — 0.8%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,662,161
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	334,200
5.00%, 2/1/2027	110,000	135,940
Series A, 5.00%, 2/1/2026	6,070,000	7,413,352
Series A, 5.00%, 6/1/2028	145,000	184,591
Series A, 5.00%, 6/1/2035	145,000	179,883
Series B, 5.00%, 2/1/2021	445,000	466,885
Series C, 5.00%, 12/1/2023	145,000	166,773
Series C, 5.00%, 12/1/2024	380,000	449,894
Series C, 5.00%, 12/1/2025	385,000	468,649
Series C, 5.00%, 6/1/2027	225,000	280,253
Series C, 5.00%, 6/1/2028	270,000	335,769
Series C, 5.00%, 2/1/2030	2,310,000	2,935,594
Indiana, University Revenue:
Series A, 4.00%, 6/1/2042	1,525,000	1,660,801
Series A, 5.00%, 6/1/2023	100,000	113,469
Series A, 5.00%, 6/1/2041	2,510,000	3,002,061
Series W-2, 5.00%, 8/1/2026	340,000	397,644
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,270,600

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Indianapolis, IN, Local Public Improvement Bond Bank Revenue 4.00%, 1/1/2037	$670,000	$762,855
		24,221,374
IOWA — 0.3%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	5,275,000	6,014,502
5.00%, 8/1/2024	625,000	734,481
5.00%, 8/1/2034	225,000	267,923
5.00%, 8/1/2037	350,000	429,818
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	480,240
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	113,373
Series A, 5.00%, 6/1/2028	100,000	122,239
		8,162,576
KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	429,166
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,339,020
Series B, 4.00%, 9/1/2036	575,000	640,245
Johnson County, KS, Unified School District No. 233 Olathe, General Obligation:
Series A, 5.00%, 9/1/2020	150,000	155,039
Series B, 5.00%, 9/1/2023	200,000	228,460
Series C, 5.00%, 9/1/2027	125,000	133,714
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	473,915
Kansas, Development Finance Authority Revenue Series D-2, 4.00%, 4/1/2038	275,000	285,324
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	525,676
5.00%, 9/1/2026	490,000	590,587
5.00%, 9/1/2027	390,000	468,222
5.00%, 9/1/2030	660,000	789,736
5.00%, 9/1/2034	270,000	321,481
5.00%, 9/1/2035	1,365,000	1,622,029
Series A, 3.00%, 9/1/2024	150,000	161,712
Series A, 5.00%, 9/1/2021	265,000	283,786
Series A, 5.00%, 9/1/2026	1,700,000	2,105,246
Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2029	$290,000	$340,460
Series A, 5.00%, 9/1/2035	1,280,000	1,581,350
Series A, 5.00%, 9/1/2037	275,000	336,878
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	118,604
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	1,875,000	2,098,744
		15,029,394
KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	150,000	159,151
Series A, 5.00%, 7/1/2024	385,000	444,213
Series A, 5.00%, 7/1/2025	160,000	188,773
Series A, 5.00%, 7/1/2030	145,000	163,129
Series B, 5.00%, 7/1/2021	195,000	206,897
Series B, 5.00%, 7/1/2023	125,000	140,688
Series B, 5.00%, 7/1/2024	125,000	144,225
Series B, 5.00%, 7/1/2025	230,000	271,361
Series B, 5.00%, 7/1/2026	120,000	144,882
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 5.00%, 5/15/2020	100,000	102,280
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	373,730
Series A, 3.25%, 4/1/2039	255,000	264,208
Series A, 5.00%, 10/1/2026	150,000	183,576
Series D, 5.00%, 10/1/2021	2,600,000	2,790,112
Series D, 5.25%, 10/1/2019	250,000	250,000
		5,827,225
LOUISIANA — 0.6%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	4,295,000	4,974,641
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (b)	305,000	355,304
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue:
4.00%, 10/1/2041 (b)	100,000	108,481
5.00%, 10/1/2035	125,000	143,336
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	205,946
Series B, 5.00%, 5/1/2023	265,000	298,321

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2025	$635,000	$756,863
Series B, 5.00%, 5/1/2026	100,000	122,366
Series B, 5.00%, 5/1/2027	475,000	549,394
Series B, 5.00%, 5/1/2028	460,000	531,893
Series B, 5.00%, 5/1/2030	350,000	404,005
Series B, 5.00%, 5/1/2033	115,000	132,332
Series B, 5.00%, 5/1/2036	160,000	183,714
Series C, 5.00%, 5/1/2028	250,000	314,835
Series C, 5.00%, 5/1/2030	405,000	505,804
Series C, 5.00%, 5/1/2034	1,395,000	1,720,691
Series C, 5.00%, 5/1/2037	325,000	397,306
Louisiana, State General Obligation:
5.00%, 5/1/2021	100,000	105,688
Series A, 5.00%, 3/1/2035	740,000	932,052
Series A, 5.00%, 3/1/2036	680,000	854,053
Series B, 4.00%, 10/1/2034	285,000	322,421
Series B, 4.00%, 10/1/2035	230,000	259,516
Series B, 4.00%, 10/1/2036	250,000	281,210
Series B, 5.00%, 8/1/2027	280,000	344,319
Series C, 5.00%, 8/1/2023	210,000	238,090
Series D, 5.00%, 9/1/2029	390,000	477,890
Series D-1, 5.00%, 12/1/2024	1,425,000	1,678,507
Series D-1, 5.00%, 12/1/2028	350,000	411,383
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2022	180,000	197,226
Series A, 5.00%, 6/15/2031	70,000	80,504
		17,888,091
MAINE — 0.2%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2027	130,000	152,706
Maine, State General Obligation:
Series D, 5.00%, 6/1/2026	110,000	135,514
Series D, 5.00%, 6/1/2028	3,435,000	4,430,051
Maine, State Turnpike Authority Revenue Series C, 5.00%, 11/1/2037	155,000	190,988
		4,909,259
MARYLAND — 3.6%
Baltimore, MD, Revenue:
4.00%, 3/1/2034	565,000	664,389
4.00%, 3/1/2035	1,000,000	1,168,360
Series A, 4.00%, 7/1/2044	580,000	654,652
Series A, 5.00%, 7/1/2046	230,000	271,294
Series B, 4.00%, 7/1/2035	330,000	371,491
Series C, 5.00%, 7/1/2043	120,000	135,646
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,490,554
Series B, 5.00%, 10/15/2024	250,000	295,305
Security Description	Principal Amount	Value
Series B, 5.00%, 10/15/2025	$2,290,000	$2,778,045
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2024	280,000	324,164
Series A, 5.00%, 2/15/2031	4,000,000	5,075,800
Series D, 5.00%, 2/15/2029	1,970,000	2,522,486
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	214,670
5.00%, 5/1/2031	4,925,000	6,149,946
5.00%, 5/1/2034	2,000,000	2,470,380
5.00%, 5/1/2037	1,920,000	2,351,059
5.00%, 5/1/2038	200,000	244,026
5.00%, 5/1/2041	2,000,000	2,349,900
Maryland, State Department of Transportation Revenue:
2.80%, 2/1/2026	1,390,000	1,440,137
3.00%, 12/15/2030	2,365,000	2,462,793
3.50%, 10/1/2033	3,220,000	3,516,723
4.00%, 9/1/2025	445,000	511,434
4.00%, 12/15/2025	290,000	321,053
4.00%, 11/1/2027	850,000	960,908
4.00%, 5/1/2028	1,225,000	1,393,976
4.00%, 11/1/2029	1,265,000	1,428,425
5.00%, 9/1/2020	225,000	232,641
5.00%, 2/15/2023	1,565,000	1,757,182
5.00%, 12/15/2023	175,000	201,590
5.00%, 2/1/2024	345,000	386,635
5.00%, 11/1/2026	105,000	123,929
5.00%, 5/1/2027	1,435,000	1,717,939
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,190,274
4.00%, 6/1/2028	1,245,000	1,395,869
4.00%, 6/1/2030	100,000	111,426
5.00%, 6/1/2020	150,000	153,665
5.00%, 6/1/2026	2,100,000	2,449,587
Series A, 4.00%, 3/1/2027	2,900,000	3,166,713
Series A, 4.00%, 3/15/2030	1,760,000	2,037,781
Series A, 5.00%, 3/15/2022	100,000	109,007
Series A, 5.00%, 3/1/2023	450,000	505,967
Series A, 5.00%, 8/1/2023	1,390,000	1,583,182
Series A, 5.00%, 3/1/2024	545,000	613,283
Series A, 5.00%, 8/1/2024	835,000	961,271
Series A, 5.00%, 3/1/2025	210,000	236,311
Series A, 5.00%, 3/15/2025	315,000	376,375
Series A, 5.00%, 8/1/2025	360,000	434,718
Series A, 5.00%, 3/1/2026	225,000	253,190
Series A, 5.00%, 8/1/2027	4,160,000	5,282,950
Series B, 3.00%, 8/1/2028	1,410,000	1,464,102
Series B, 4.00%, 8/1/2025	180,000	207,063
Series B, 5.00%, 8/1/2021	225,000	240,134
Series B, 5.00%, 8/1/2022	360,000	397,318
Series C, 5.00%, 8/1/2020	135,000	139,122
Series C, 5.00%, 8/1/2023	240,000	273,355

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	$100,000	$110,180
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	158,043
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue:
3.00%, 3/1/2027	1,365,000	1,451,814
5.00%, 3/1/2021	50,000	52,641
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2019	120,000	120,359
Series A, 5.00%, 11/1/2022	3,100,000	3,450,052
Series A, 5.00%, 11/1/2025	110,000	130,243
Series A, 5.00%, 11/1/2028	575,000	678,431
Series B, 4.00%, 12/1/2025	355,000	393,904
Series B, 5.00%, 12/1/2024	105,000	120,857
Series B, 5.00%, 11/1/2025	1,890,000	2,233,073
Series B, 5.00%, 11/1/2027	305,000	360,059
Series C, 4.00%, 10/1/2030	410,000	480,311
Prince George's County, MD, General Obligation:
Series A, 4.00%, 9/1/2025	135,000	152,339
Series A, 5.00%, 7/1/2023	500,000	568,230
Series A, 5.00%, 7/1/2024	1,015,000	1,188,332
Series A, 5.00%, 7/15/2028	7,000,000	9,072,210
State of Maryland Department of Transportation 5.00%, 11/1/2024	11,195,000	13,222,638
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	524,680
3.00%, 6/1/2029	1,310,000	1,380,177
3.00%, 6/15/2034	285,000	299,452
5.00%, 6/1/2021	420,000	445,704
5.00%, 6/15/2024	200,000	233,848
		106,397,772
MASSACHUSETTS — 4.6%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	810,000	912,773
Series A, 5.00%, 5/1/2023	3,000,000	3,398,580
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2023	335,000	379,733
Series A, 5.00%, 6/1/2024	120,000	140,208
Series A, 5.00%, 6/1/2027	160,000	186,728
Series A, 5.00%, 6/1/2032	275,000	319,473
Series A, 5.00%, 6/1/2034	865,000	1,001,860
Series A, 5.00%, 6/1/2040	3,380,000	3,992,287
Series A, 5.00%, 6/1/2043	105,000	127,424
Security Description	Principal Amount	Value
Series A, 5.25%, 6/1/2043	$3,000,000	$3,743,520
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	425,000	450,168
Series A, Zero Coupon, 7/1/2029	2,500,000	2,057,050
Series A, Zero Coupon, 7/1/2032	7,000,000	5,221,930
Series A, 2.00%, 7/1/2028	140,000	143,703
Series A, 4.00%, 7/1/2035	380,000	420,865
Series A, 5.00%, 7/1/2040	115,000	134,593
Series A-2, 5.00%, 7/1/2042	2,295,000	2,771,281
Series B, 5.00%, 7/1/2025	2,090,000	2,515,357
Series B, 5.00%, 7/1/2026	250,000	300,288
Series B, 5.00%, 7/1/2030	145,000	173,178
Massachusetts, State Clean Water Trust Revenue:
5.00%, 8/1/2024	20,000	20,617
5.00%, 2/1/2026	170,000	190,820
5.00%, 2/1/2031	250,000	303,375
Series 20, 5.00%, 2/1/2042	50,000	58,330
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,200,000	1,358,436
Series A, 4.00%, 5/1/2029	1,975,000	2,231,276
Series A, 5.00%, 5/1/2037	250,000	291,803
Series B, 5.00%, 5/1/2039	415,000	471,477
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	162,418
Series A, 4.00%, 7/15/2036	575,000	661,566
Series A, 5.00%, 7/15/2027	100,000	124,304
Series A, 5.00%, 7/15/2028	115,000	142,667
Series A, 5.00%, 7/15/2030	140,000	173,186
Series A, 5.00%, 7/15/2033	1,135,000	1,393,485
Series T, 4.00%, 7/1/2042	100,000	110,988
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,509,015
Series A, 5.00%, 1/1/2024	3,675,000	4,235,768
Series A, 5.00%, 7/1/2025	1,000,000	1,202,910
Series A, 5.00%, 7/1/2026	1,500,000	1,849,710
Series A, 5.00%, 7/1/2029	4,250,000	5,206,760
Series A, 5.00%, 3/1/2032	1,215,000	1,392,925
Series A, 5.00%, 4/1/2034	100,000	122,747
Series A, 5.00%, 7/1/2035	2,000,000	2,362,400
Series A, 5.00%, 3/1/2036	1,130,000	1,288,279
Series A, 5.00%, 4/1/2036	190,000	231,781
Series A, 5.00%, 7/1/2036	2,000,000	2,358,140
Series A, 5.00%, 1/1/2037	100,000	123,075
Series A, 5.00%, 3/1/2037	110,000	125,195
Series A, 5.00%, 4/1/2037	150,000	182,357
Series A, 5.00%, 3/1/2038	100,000	113,615
Series A, 5.00%, 1/1/2042	135,000	163,999

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2042	$250,000	$299,870
Series A, 5.00%, 1/1/2044	3,000,000	3,633,750
Series B, 4.00%, 7/1/2026	100,000	116,891
Series B, 5.00%, 7/1/2023	150,000	170,351
Series B, 5.00%, 7/1/2025	1,120,000	1,347,259
Series B, 5.00%, 7/1/2027	115,000	145,092
Series B, 5.00%, 1/1/2028	5,000,000	6,370,500
Series B, 5.00%, 7/1/2028	330,000	425,126
Series B, 5.00%, 7/1/2030	250,000	331,820
Series B, 5.00%, 7/1/2033	1,045,000	1,266,080
Series B, 5.00%, 7/1/2036	100,000	120,353
Series B, 5.00%, 4/1/2037	3,850,000	4,680,483
Series C, 4.00%, 7/1/2031	25,000	26,654
Series C, 5.00%, 10/1/2021	2,535,000	2,722,058
Series C, 5.00%, 10/1/2026	1,170,000	1,451,970
Series C, 5.00%, 10/1/2027	350,000	444,031
Series D, 3.13%, 9/1/2034	180,000	188,705
Series D, 5.00%, 7/1/2027	250,000	315,418
Series D-1-R, 1.05%, 8/1/2043 (a)	1,940,000	1,934,102
Series D-2-R, 1.70%, 8/1/2043 (a)	355,000	357,450
Series E, 3.00%, 12/1/2023	2,000,000	2,135,300
Series E, 3.00%, 4/1/2044	180,000	182,376
Series E, 3.25%, 9/1/2040	1,325,000	1,374,475
Series E, 4.00%, 9/1/2039	2,750,000	3,039,960
Series E, 4.00%, 9/1/2041	4,000,000	4,386,440
Series E, 4.00%, 4/1/2042	1,980,000	2,157,230
Series E, 5.00%, 9/1/2022	100,000	110,665
Series E, 5.00%, 9/1/2023	205,000	226,792
Series E, 5.00%, 9/1/2025	110,000	121,633
Series E, 5.00%, 11/1/2027	105,000	133,462
Series E, 5.00%, 9/1/2029	380,000	419,721
Series E, 5.00%, 9/1/2030	385,000	424,547
Series F, 3.00%, 11/1/2028	100,000	104,508
Series F, 5.00%, 11/1/2025	100,000	111,168
Series H, 5.00%, 12/1/2022	195,000	217,530
Series I, 5.00%, 12/1/2034	395,000	481,762
Series J, 4.00%, 12/1/2039	225,000	251,822
Series J, 4.00%, 12/1/2045	150,000	165,546
Series J, 5.00%, 12/1/2036	110,000	133,541
Series J, 5.00%, 12/1/2037	2,710,000	3,280,048
Massachusetts, State Port Authority Revenue Series A, 5.00%, 7/1/2040	245,000	287,032
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	110,000	125,238
Series A, 5.00%, 2/15/2035	200,000	227,254
Series A, 5.00%, 2/15/2036	1,655,000	1,878,293
Series B, 4.00%, 2/15/2040	400,000	429,852
Series B, 5.00%, 11/15/2029	125,000	154,700
Series C, 5.00%, 8/15/2025	135,000	163,111
Series C, 5.00%, 11/15/2034	420,000	512,396
Series C, 5.00%, 8/15/2037	1,065,000	1,257,318
Security Description	Principal Amount	Value
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	$4,450,000	$5,658,842
Series C, 4.00%, 8/1/2040	160,000	177,498
Series C, 5.00%, 8/1/2031	2,050,000	2,561,721
Series C, 5.00%, 8/1/2040	3,340,000	4,004,359
Series F, 5.00%, 8/1/2026	2,750,000	3,221,762
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue Series A, 5.00%, 1/1/2028	2,000,000	2,551,760
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	172,859
Series 1, 5.00%, 11/1/2032	170,000	203,555
Series 1, 5.00%, 11/1/2039	210,000	244,037
Series 1, 5.00%, 11/1/2040	2,130,000	2,516,808
Series 1, 5.00%, 11/1/2044	135,000	156,110
Series 2019-1, 5.00%, 5/1/2029	2,270,000	2,959,376
		133,824,793
MICHIGAN — 0.7%
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	410,338
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	2,000,000	2,451,580
Series A, 5.00%, 8/15/2040	1,300,000	1,511,510
Series I, 4.00%, 4/15/2040	135,000	146,250
Series I, 5.00%, 10/15/2021	140,000	150,403
Series I, 5.00%, 10/15/2028	100,000	123,103
Series I, 5.00%, 10/15/2030	390,000	475,293
Series I, 5.00%, 4/15/2031	545,000	647,793
Series I, 5.00%, 10/15/2032	255,000	308,869
Series I, 5.00%, 10/15/2033	330,000	399,013
Series I, 5.00%, 4/15/2038	295,000	346,504
Series I, 5.00%, 4/15/2041	130,000	154,311
Michigan, State Finance Authority Revenue:
5.00%, 11/1/2034	285,000	354,768
5.00%, 11/1/2036	250,000	309,473
Series A, 5.00%, 5/1/2025	375,000	443,471
Series B, 5.00%, 10/1/2025	230,000	279,172
Series B, 5.00%, 10/1/2028	250,000	308,803
Series I, 4.00%, 10/15/2035	225,000	250,337
Series I, 5.00%, 4/15/2022	295,000	322,302
Series I, 5.00%, 4/15/2028	175,000	210,271
Series I, 5.00%, 4/15/2030	155,000	184,827
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	266,115
Series A, 5.00%, 12/1/2021	110,000	118,831
Series B, 5.00%, 11/1/2022	150,000	167,034

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Michigan, State Trunk Line Revenue 5.00%, 11/15/2021	$100,000	$107,691
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	176,414
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	335,427
5.00%, 4/1/2040	465,000	554,206
Series A, 5.00%, 4/1/2021	2,500,000	2,640,925
Series A, 5.00%, 4/1/2022	4,705,000	5,136,354
Series A, 5.00%, 4/1/2025	225,000	268,913
Series A, 5.00%, 4/1/2034	450,000	555,210
Series A, 5.00%, 4/1/2042	545,000	660,447
		20,775,958
MINNESOTA — 1.3%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	128,529
Series A, 4.00%, 2/1/2028	100,000	111,630
Series A, 5.00%, 2/1/2026	500,000	597,905
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,718,569
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	605,005
5.00%, 12/15/2029	225,000	258,491
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	393,242
Series C, 5.00%, 3/1/2025	125,000	149,118
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,705,766
Series C, 5.00%, 1/1/2036	100,000	120,990
Minnesota, State General Fund Revenue:
5.00%, 6/1/2021	1,395,000	1,481,099
Series A, 5.00%, 6/1/2027	105,000	118,988
Minnesota, State General Obligation:
Series A, 5.00%, 10/1/2021	315,000	338,294
Series A, 5.00%, 8/1/2028	150,000	180,713
Series A, 5.00%, 10/1/2028	205,000	260,785
Series A, 5.00%, 8/1/2038	1,000,000	1,259,080
Series B, 3.00%, 8/1/2030	120,000	126,648
Series B, 3.38%, 8/1/2035	200,000	212,992
Series B, 5.00%, 8/1/2023	185,000	210,859
Series B, 5.00%, 8/1/2025	140,000	169,057
Series D, 5.00%, 8/1/2020	115,000	118,541
Series D, 5.00%, 8/1/2022	5,460,000	6,029,151
Security Description	Principal Amount	Value
Series D, 5.00%, 8/1/2023	$2,745,000	$3,128,696
Series D, 5.00%, 8/1/2025	530,000	640,002
Series E, 3.00%, 8/1/2021	140,000	144,445
Series E, 3.00%, 8/1/2024	140,000	150,553
Series E, 4.00%, 10/1/2020	390,000	400,557
Series E, 5.00%, 10/1/2027	100,000	127,473
Series F, 5.00%, 10/1/2020	100,000	103,695
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	151,503
Mississippi, State General Obligation Series D, 5.00%, 10/1/2026	325,000	404,797
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	900,000	1,070,082
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	369,681
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	594,372
Series A, 5.00%, 4/1/2041	350,000	415,713
Series A, 5.00%, 9/1/2041	200,000	244,596
Series B, 4.00%, 1/1/2044	2,635,000	2,810,096
Series B, 5.00%, 12/1/2027	2,965,000	3,794,251
Series B, 5.00%, 10/1/2028	3,000,000	3,903,360
		37,749,324
MISSISSIPPI — 0.4%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	509,379
Series A, 5.00%, 8/1/2027	250,000	306,855
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	330,000	397,426
Series A, 5.00%, 10/1/2031	1,850,000	2,306,968
Series A, 5.00%, 10/1/2032	415,000	515,953
Series A, 5.00%, 10/1/2034	135,000	167,037
Series B, 5.00%, 12/1/2026	110,000	136,958
Series B, 5.00%, 12/1/2028	250,000	309,388
Series B, 5.00%, 12/1/2030	1,880,000	2,312,795
Series B, 5.00%, 12/1/2031	150,000	183,332
Series B, 5.00%, 12/1/2032	1,235,000	1,505,551
Series B, 5.00%, 12/1/2033	120,000	135,518
Series B, 5.00%, 12/1/2034	100,000	121,364
Series B, 5.00%, 12/1/2036	100,000	120,803
Series C, 5.00%, 10/1/2020	125,000	129,631
Series C, 5.00%, 10/1/2024	300,000	352,695
Series C, 5.00%, 10/1/2026	1,050,000	1,267,686
Series C, 5.00%, 10/1/2027	195,000	234,842
Series F, 5.00%, 11/1/2029	150,000	180,404

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Mississippi, State University Educational Building Corp., Revenue:
Series A, 4.00%, 8/1/2041	$100,000	$106,861
Series A, 4.00%, 8/1/2043	135,000	148,520
		11,449,966
MISSOURI — 0.4%
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	661,588
Series A, 5.00%, 2/1/2028	225,000	286,601
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	216,186
Series A, 4.00%, 1/1/2040	320,000	347,645
Series A, 5.00%, 1/1/2029	120,000	141,476
Series A, 5.00%, 1/1/2032	100,000	125,496
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	383,955
Series A, 5.00%, 5/1/2037	350,000	427,535
Series A, 5.00%, 5/1/2042	4,865,000	5,878,769
Series B, 5.00%, 5/1/2033	100,000	118,396
Series B, 5.00%, 5/1/2034	220,000	260,128
Series B, 5.00%, 5/1/2036	170,000	200,452
Series C, 4.00%, 5/1/2041	1,790,000	1,975,319
Missouri State, Environmental Improvement & Resources Authority Revenue Series B, 5.00%, 1/1/2025	115,000	136,797
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	150,000	167,234
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A, 5.00%, 5/1/2021	250,000	264,828
Series A, 5.00%, 5/1/2025	405,000	472,015
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	28,686
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2020	100,000	103,087
5.00%, 8/1/2023	200,000	227,876
University of Missouri Revenue Series A, 5.00%, 11/1/2020	200,000	207,912
		12,631,981
NEBRASKA — 0.7%
Lincoln City, NE, Electric System Revenue:
2.70%, 9/1/2023	140,000	147,225
5.00%, 9/1/2030	2,000,000	2,474,780
Security Description	Principal Amount	Value
5.00%, 9/1/2032	$310,000	$380,581
5.00%, 9/1/2034	310,000	377,909
Omaha, NE, Sanitation Sewer Revenue 5.00%, 11/15/2034	1,300,000	1,518,829
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	179,026
Series A, 5.00%, 2/1/2028	465,000	565,361
Series B, 5.00%, 2/1/2020	50,000	50,612
Series C, 5.00%, 2/1/2043	3,720,000	4,306,458
Series CC, 4.00%, 2/1/2038	175,000	187,820
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	176,525
3.25%, 12/15/2034	315,000	328,356
4.00%, 12/15/2038	500,000	546,500
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2030	5,000,000	6,409,600
Series A, 4.00%, 7/15/2030	500,000	582,160
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,813,325
		21,045,067
NEVADA — 1.1%
Clark County, NV, Department of Aviation, Revenue Series B, 5.00%, 7/1/2033	5,000,000	6,377,700
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	111,548
3.00%, 7/1/2035	800,000	834,944
4.00%, 7/1/2031	150,000	173,513
5.00%, 6/1/2021	355,000	376,485
5.00%, 6/1/2022	300,000	328,719
5.00%, 6/1/2025	430,000	515,020
5.00%, 6/1/2026	150,000	183,934
5.00%, 6/1/2027	110,000	138,073
5.00%, 11/1/2028	145,000	172,267
5.00%, 11/1/2032	1,475,000	1,737,196
Series A, 5.00%, 11/1/2020	155,000	161,098
Series A, 5.00%, 11/1/2022	290,000	322,001
Series A, 5.00%, 11/1/2023	195,000	223,216
Series A, 5.00%, 11/1/2024	180,000	212,116
Series A, 5.00%, 11/1/2026	420,000	513,563
Series A, 5.00%, 6/1/2027	140,000	175,729
Series A, 5.00%, 6/1/2031	2,165,000	2,744,982
Series B, 5.00%, 11/1/2023	110,000	125,917
Series B, 5.00%, 11/1/2024	170,000	200,331
Series B, 5.00%, 11/1/2025	100,000	121,131
Series B, 5.00%, 11/1/2026	180,000	222,993
Series B, 5.00%, 11/1/2028	120,000	148,414
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	122,456

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2036	$125,000	$152,141
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	115,981
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	147,841
5.00%, 7/1/2025	250,000	301,650
5.00%, 7/1/2026	995,000	1,233,492
5.00%, 7/1/2027	200,000	246,620
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	4,135,000	4,767,572
Series A, 5.00%, 6/1/2027	175,000	215,112
Series A, 5.00%, 6/1/2031	125,000	151,616
Series A, 5.00%, 6/1/2032	100,000	120,950
Series A, 5.00%, 6/1/2037	200,000	239,208
Series A, 5.00%, 6/1/2041	2,675,000	3,175,439
Series B, 5.00%, 12/1/2025	150,000	180,043
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	331,749
Series C, 4.00%, 9/1/2037	140,000	153,929
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	806,460
4.00%, 12/1/2032	910,000	1,039,784
5.00%, 12/1/2020	450,000	469,377
5.00%, 12/1/2021	320,000	345,475
5.00%, 12/1/2026	310,000	382,019
5.00%, 12/1/2028	560,000	684,992
5.00%, 12/1/2030	185,000	230,083
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	133,074
5.00%, 7/1/2031	105,000	127,737
5.00%, 7/1/2034	145,000	175,172
5.00%, 7/1/2037	500,000	598,670
		32,769,532
NEW HAMPSHIRE — 0.0% (c)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	723,613
NEW JERSEY — 0.4%
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	500,000	588,485
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	207,898
Series A, 5.00%, 9/1/2032	120,000	145,237
Series A, 5.00%, 9/1/2036	1,335,000	1,598,075
Security Description	Principal Amount	Value
New Jersey, Environmental Infrastructure Trust Revenue 5.00%, 9/1/2026	$510,000	$634,619
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2030	2,615,000	3,305,595
Series B, 5.00%, 7/1/2031	1,030,000	1,300,365
Series D, 4.00%, 7/1/2045	220,000	245,309
Series I, 4.00%, 7/1/2040	235,000	272,407
Series I, 5.00%, 7/1/2034	665,000	833,518
Toms River, NJ, Board of Education, General Obligation 3.00%, 7/15/2035	1,000,000	1,033,510
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,517,216
		11,682,234
NEW MEXICO — 0.2%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	140,000	149,043
5.00%, 7/1/2022	555,000	611,027
Series A, 5.00%, 7/1/2023	125,000	141,959
Series B, 5.00%, 7/1/2023	165,000	187,062
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	246,572
Series 2017, 5.00%, 8/1/2025	230,000	277,306
Series 2017, 5.00%, 8/1/2027	145,000	178,945
New Mexico, State Finance Authority Revenue Series B1, 5.00%, 6/15/2027	115,000	133,954
New Mexico, State General Obligation:
5.00%, 3/1/2024	255,000	295,344
Series A, 5.00%, 3/1/2020	100,000	101,529
Series A, 5.00%, 3/1/2021	135,000	142,052
Series A, 5.00%, 3/1/2022	100,000	108,816
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2021	140,000	149,017
Series A, 5.00%, 7/1/2025	120,000	144,054
Series B, 4.00%, 7/1/2021	120,000	125,663
Series B, 4.00%, 7/1/2022	340,000	364,596
Series B, 4.00%, 7/1/2023	100,000	109,766
New Mexico, State Severance Tax Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2023	$365,000	$413,946
Series A, 5.00%, 7/1/2025	645,000	774,290
Series B, 4.00%, 7/1/2024	200,000	224,480
Series B, 5.00%, 7/1/2026	100,000	122,880
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	466,157
		5,468,458
NEW YORK — 17.7%
Battery Park City, NY, Authority Revenue Series A, 5.00%, 11/1/2028	120,000	137,672
Brookhaven, NY, General Obligation:
5.00%, 5/1/2026	120,000	145,432
Series A, 3.00%, 2/1/2025	250,000	264,843
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	268,981
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	3,307,635
Series A, 5.00%, 11/15/2045	230,000	262,754
Series A, 5.25%, 11/15/2035	250,000	310,923
Series B1, 5.00%, 11/15/2034	7,615,000	9,463,998
Series B-1, 5.00%, 11/15/2036	350,000	424,004
Series B2, 4.00%, 11/15/2033	330,000	378,074
Series B2, 5.00%, 11/15/2025	2,520,000	3,063,892
Series B2, 5.00%, 11/15/2026	5,045,000	6,263,267
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	172,004
Series A, 3.88%, 7/1/2042	200,000	213,942
Series A, 5.00%, 7/1/2030	205,000	259,138
Series C, 5.00%, 7/1/2028	200,000	255,126
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,570,000	4,191,430
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2038	100,000	109,814
4.00%, 6/15/2044	180,000	196,477
5.00%, 7/15/2030	500,000	642,380
5.00%, 7/15/2032	1,625,000	2,063,847
5.00%, 7/15/2033	1,915,000	2,424,735
5.00%, 7/15/2035	360,000	452,538
Series 189, 5.00%, 5/1/2040	5,000,000	5,844,350
Security Description	Principal Amount	Value
Series 190, 5.00%, 5/1/2032	$1,075,000	$1,097,854
Series 190, 5.00%, 5/1/2035	1,375,000	1,403,256
Series 198, 5.00%, 11/15/2036	145,000	176,741
Series 198, 5.00%, 11/15/2041	160,000	192,982
Series 205, 5.00%, 11/15/2032	5,510,000	6,924,637
Series 205, 5.00%, 11/15/2035	160,000	199,158
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series BB-2, 5.00%, 6/15/2026	4,000,000	4,744,480
Series BB-2, 5.00%, 6/15/2031	530,000	661,890
Series CC1, 4.00%, 6/15/2033	1,250,000	1,428,625
Series CC-1, 4.00%, 6/15/2037	250,000	282,278
Series DD, 5.00%, 6/15/2025	7,135,000	8,219,092
Series EE, 5.00%, 6/15/2036	460,000	528,701
Series EE, 5.00%, 6/15/2040	4,240,000	5,183,824
Series EE 2, 5.00%, 6/15/2040	1,000,000	1,254,450
Series FF, 5.00%, 6/15/2031	335,000	399,886
Series FF, 5.00%, 6/15/2034	1,750,000	2,197,877
Series FF, 5.00%, 6/15/2039	3,450,000	4,207,947
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,790,600
Series GG, 5.00%, 6/15/2037	190,000	223,366
Series GG, 5.00%, 6/15/2039	350,000	411,093
Series HH, 5.00%, 6/15/2037	3,850,000	4,526,098
Series HH, 5.00%, 6/15/2039	155,000	182,055
Sub-Series CC1, 5.00%, 6/15/2038	145,000	175,472
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S, 5.00%, 7/15/2022	100,000	110,729
Series S-, 5.00%, 7/15/2021	365,000	390,236
Series S-, 5.00%, 7/15/2028	160,000	189,280
Series S-, 5.00%, 7/15/2043	220,000	253,326
Series S-1, 4.00%, 7/15/2036	255,000	288,145
Series S-1, 4.00%, 7/15/2040	1,760,000	1,938,323
Series S-1, 5.00%, 7/15/2021	60,000	63,950
Series S-1, 5.00%, 7/15/2022	145,000	160,557
Series S-1, 5.00%, 7/15/2033	5,000,000	6,284,500
Series S-1, 5.00%, 7/15/2043	1,885,000	2,214,008
Series S-3, 5.00%, 7/15/2035	3,000,000	3,746,310
Series S-3, 5.00%, 7/15/2036	8,205,000	10,219,574

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series S-4A, 5.00%, 7/15/2033	$250,000	$314,225
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 5/1/2034	250,000	300,588
5.00%, 5/1/2036	245,000	293,299
5.25%, 8/1/2037	4,000,000	5,048,560
Series A-1, 5.00%, 8/1/2023	5,880,000	6,692,440
Series A-1, 5.00%, 8/1/2027	400,000	476,630
Series A-1, 5.00%, 8/1/2029	170,000	203,456
Series A-1, 5.00%, 8/1/2031	150,000	174,480
Series A-1, 5.00%, 8/1/2033	2,915,000	3,661,619
Series A-1, 5.00%, 8/1/2036	2,000,000	2,489,400
Series A-2, 5.00%, 8/1/2036	1,640,000	2,003,260
Series B-1, 4.00%, 8/1/2037	105,000	118,873
Series B-1, 5.00%, 8/1/2029	40,000	50,120
Series B-1, 5.00%, 8/1/2030	295,000	360,779
Series B-1, 5.00%, 8/1/2031	175,000	203,560
Series B-1, 5.00%, 8/1/2034	1,975,000	2,320,034
Series B-1, 5.00%, 11/1/2035	160,000	190,058
Series B-1, 5.00%, 8/1/2036	520,000	600,361
Series B-1, 5.00%, 8/1/2038	11,095,000	13,287,039
Series B-1, 5.00%, 8/1/2039	4,555,000	5,257,791
Series B-1, 5.00%, 8/1/2040	3,800,000	4,534,350
Series B-1, 5.00%, 8/1/2042	3,105,000	3,560,100
Series C, 5.00%, 11/1/2020	595,000	618,865
Series C, 5.00%, 11/1/2022	100,000	111,227
Series C, 5.00%, 11/1/2023	125,000	143,355
Series C, 5.00%, 11/1/2025	10,395,000	12,596,646
Series C, 5.00%, 11/1/2026	120,000	143,328
Series C, 5.00%, 11/1/2027	150,000	179,112
Series C1, 5.00%, 11/1/2034	7,000,000	8,896,860
Series D-1, 5.00%, 2/1/2026	100,000	115,273
Series E-1, 4.00%, 2/1/2041	110,000	121,515
Series E-1, 5.00%, 2/1/2030	3,370,000	4,085,493
Series E-1, 5.00%, 2/1/2041	670,000	776,349
Series F-1, 5.00%, 5/1/2032	5,500,000	6,767,530
Series F-1, 5.00%, 5/1/2039	115,000	138,753
Series I, 5.00%, 5/1/2026	140,000	157,395
New York, NY, General Obligation:
Series A, 3.00%, 8/1/2036	17,000,000	17,846,430
Series A, 4.00%, 8/1/2037	1,355,000	1,568,629
Series A, 5.00%, 8/1/2020	110,000	113,406
Series A, 5.00%, 8/1/2023	5,000,000	5,696,900
Series A, 5.00%, 8/1/2024	3,500,000	4,107,705
Series A, 5.00%, 8/1/2026	125,000	150,404
Series B, 5.00%, 8/1/2025	150,000	175,661
Series B-1, 5.00%, 12/1/2031	160,000	195,432
Series B-1, 5.00%, 10/1/2036	400,000	490,824
Series B-1, 5.00%, 10/1/2037	4,730,000	5,783,418
Security Description	Principal Amount	Value
Series B-1, 5.00%, 12/1/2037	$500,000	$601,090
Series B-1, 5.00%, 10/1/2038	300,000	366,042
Series B-1, 5.00%, 12/1/2038	3,095,000	3,713,629
Series C, 5.00%, 8/1/2020	235,000	242,276
Series C, 5.00%, 4/15/2023	1,390,000	1,577,636
Series C, 5.00%, 8/1/2024	1,450,000	1,701,763
Series C, 5.00%, 8/1/2025	425,000	504,938
Series C, 5.00%, 8/1/2026	405,000	497,179
Series C, 5.00%, 8/1/2027	120,000	145,882
Series C, 5.00%, 8/1/2028	1,360,000	1,690,575
Series C, 5.00%, 8/1/2034	3,365,000	3,927,897
Series D1, 4.00%, 12/1/2042	255,000	288,515
Series D1, 4.00%, 12/1/2043	3,500,000	3,953,495
Series E, 4.00%, 8/1/2026	250,000	292,340
Series E, 5.00%, 8/1/2028	160,000	196,603
Series E, 5.00%, 8/1/2032	2,500,000	3,191,025
Series E-1, 4.00%, 3/1/2041	500,000	562,620
Series E-1, 5.00%, 3/1/2040	4,000,000	4,879,960
Series F-1, 5.00%, 6/1/2026	165,000	197,645
Series I, 5.00%, 3/1/2022	60,000	65,335
Series J-7, 5.00%, 8/1/2020	350,000	360,836
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	316,623
Series A, 5.25%, 11/15/2032	730,000	912,317
Series A, 5.25%, 11/15/2034	560,000	698,068
Series B-2, 4.00%, 11/15/2038	255,000	284,368
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 4.00%, 10/15/2032	4,415,000	4,991,731
Series A, 5.00%, 10/15/2025	175,000	206,995
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	1,430,000	1,568,453
4.00%, 4/1/2030	400,000	468,044
4.00%, 4/1/2031	230,000	268,116
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	129,695
5.00%, 11/15/2022	240,000	267,197
New York, State Dormitory Authority Revenue Series A, 5.00%, 10/1/2020	1,000,000	1,037,250
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	229,130
5.00%, 7/1/2033	1,500,000	2,075,370

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 1, 5.00%, 1/15/2029	$400,000	$510,928
Series 1, 5.00%, 1/15/2030	250,000	317,650
Series 1, 5.00%, 1/15/2031	500,000	630,780
Series A, 2.13%, 7/1/2041 (a)	865,000	865,934
Series A, 2.50%, 7/1/2041 (a)	530,000	531,669
Series A, 3.00%, 7/1/2029	315,000	338,735
Series A, 4.00%, 7/1/2034	100,000	114,190
Series A, 4.00%, 7/1/2043	1,350,000	1,498,243
Series A, 5.00%, 7/1/2021	190,000	202,854
Series A, 5.00%, 7/1/2022	2,500,000	2,758,075
Series A, 5.00%, 7/1/2026	1,640,000	2,041,488
Series A, 5.00%, 7/1/2028	2,000,000	2,603,220
Series A, 5.00%, 10/1/2028 (b)	205,000	257,607
Series A, 5.00%, 7/1/2029	2,000,000	2,653,560
Series A, 5.00%, 10/1/2029	4,540,000	5,735,518
Series A, 5.00%, 10/1/2030 (b)	3,040,000	3,790,333
Series A, 5.00%, 10/1/2030	5,000,000	6,186,520
Series A, 5.00%, 10/1/2031	3,000,000	3,671,460
Series A, 5.00%, 7/1/2032	125,000	152,984
Series A, 5.00%, 10/1/2032	3,500,000	4,266,710
Series A, 5.00%, 10/1/2033	5,000,000	6,081,200
Series A, 5.00%, 7/1/2034	5,040,000	6,283,822
Series A, 5.00%, 7/1/2035	100,000	121,383
Series A, 5.00%, 7/1/2040	200,000	244,784
Series B, 5.00%, 10/1/2021	225,000	242,381
Series B, 5.00%, 10/1/2030	260,000	320,520
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2026 (b)	125,000	146,890
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	103,795
Series A, 5.00%, 2/15/2021	840,000	882,630
Series A, 5.00%, 2/15/2022	3,265,000	3,548,435
Series A, 5.00%, 3/15/2022	190,000	207,066
Series A, 5.00%, 2/15/2023	355,000	398,349
Series A, 5.00%, 3/15/2024	4,560,000	5,286,089
Series A, 5.00%, 2/15/2025	3,280,000	3,902,380
Series A, 5.00%, 3/15/2026	245,000	291,513
Series A, 5.00%, 3/15/2029	1,380,000	1,633,865
Series A, 5.00%, 2/15/2036	5,500,000	6,662,370
Series B, 5.00%, 3/15/2027	110,000	127,101
Series B, 5.00%, 3/15/2028	170,000	196,348
Series B, 5.00%, 2/15/2038	400,000	486,728
Series B, 5.00%, 2/15/2039	200,000	231,300
Series B, 5.00%, 2/15/2041	1,430,000	1,648,976
Series C, 5.00%, 3/15/2035	725,000	830,263
Series C, 5.00%, 3/15/2037	105,000	119,909
Series C, 5.00%, 3/15/2038	270,000	307,930
Security Description	Principal Amount	Value
Series C, 5.00%, 3/15/2042	$600,000	$682,116
Series C, 5.00%, 3/15/2044	625,000	713,394
Series D, 5.00%, 2/15/2022	2,260,000	2,456,191
Series D, 5.00%, 2/15/2025	730,000	868,517
Series D, 5.00%, 2/15/2026	235,000	287,154
Series D, 5.00%, 2/15/2027	100,000	123,474
Series D, 5.00%, 2/15/2028	165,000	203,118
Series E, 5.00%, 3/15/2022	110,000	119,880
Series E, 5.00%, 3/15/2023	180,000	202,507
Series E, 5.00%, 3/15/2024	5,565,000	6,451,115
Series E, 5.00%, 3/15/2036	1,745,000	2,058,402
Series E, 5.25%, 3/15/2033	2,300,000	2,771,546
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2021	1,370,000	1,443,720
Series A, 5.00%, 3/15/2022	3,210,000	3,500,762
Series A, 5.00%, 3/15/2023	2,650,000	2,983,264
Series A, 5.00%, 3/15/2024	300,000	348,051
Series A, 5.00%, 3/15/2025	3,250,000	3,877,640
Series A, 5.00%, 3/15/2026	3,350,000	3,995,712
Series A, 5.00%, 3/15/2028	500,000	631,826
Series A, 5.00%, 3/15/2030	1,360,000	1,676,921
Series A, 5.00%, 3/15/2031	160,000	183,928
Series A, 5.00%, 3/15/2032	1,210,000	1,456,140
Series A, 5.00%, 3/15/2037	2,525,000	2,913,747
Series A, 5.00%, 3/15/2038	140,000	156,880
Series A, 5.00%, 3/15/2039	400,000	490,776
Series A, 5.00%, 3/15/2043	300,000	359,031
Series A, 5.00%, 3/15/2044	3,505,000	3,963,699
Series B, 5.00%, 3/15/2031	795,000	952,680
Series B-B, 5.00%, 3/15/2027	270,000	325,893
Series B-B, 5.00%, 3/15/2029	40,000	48,130
Series B-B, 5.00%, 3/15/2033	350,000	416,594
Series B-B, 5.00%, 3/15/2034	275,000	326,554
Series C, 5.00%, 3/15/2042	270,000	316,591
Series E, 5.00%, 3/15/2034	5,000,000	6,295,100
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	505,791
5.00%, 6/15/2028	550,000	678,078
5.00%, 11/15/2039	505,000	582,098
5.00%, 6/15/2041	3,940,000	4,694,352
Series A, 5.00%, 6/15/2040	320,000	376,797
Series B, 5.00%, 8/15/2041	1,210,000	1,446,628
Series E, 5.00%, 6/15/2034	3,200,000	3,957,184
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	259,083
5.00%, 3/15/2034	1,845,000	2,118,042
5.00%, 3/15/2044	370,000	419,269

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2022	$460,000	$501,667
Series A, 5.00%, 3/15/2023	2,770,000	3,119,353
Series A, 5.00%, 3/15/2024	5,035,000	5,846,189
Series A, 5.00%, 3/15/2025	285,000	340,535
Series A, 5.00%, 3/15/2026	6,295,000	7,726,294
Series A, 5.00%, 3/15/2027	565,000	690,972
Series A, 5.00%, 3/15/2035	11,000,000	13,797,300
Series A, 5.00%, 3/15/2044	1,000,000	1,225,560
Series A-, 5.00%, 3/15/2028	225,000	271,303
Series A-, 5.00%, 3/15/2029	525,000	631,711
Series A-, 5.00%, 3/15/2033	3,610,000	4,299,113
Series A-, 5.00%, 3/15/2038	105,000	123,627
Series A-, 5.00%, 3/15/2039	530,000	623,015
Series A-, 5.00%, 3/15/2042	380,000	444,642
Series C, 5.00%, 3/15/2030	160,000	179,674
Series C-, 5.00%, 3/15/2027	100,000	125,754
Series C-, 5.00%, 3/15/2031	4,250,000	5,294,777
Series E, 5.00%, 3/15/2033	120,000	134,240
Oyster Bay, NY, General Obligation:
3.25%, 8/1/2021 (b)	115,000	118,682
4.00%, 8/1/2029 (b)	385,000	409,521
4.00%, 8/1/2031 (b)	255,000	270,512
Suffolk, NY, County Water Authority Revenue:
Series A, 5.00%, 6/1/2037	860,000	1,032,928
Series B, 4.00%, 6/1/2040	370,000	404,902
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/15/2040	435,000	509,285
Series A, 5.00%, 11/15/2041	350,000	416,671
Series B, 5.00%, 11/15/2029	5,000,000	6,674,850
Series C, 5.00%, 11/15/2023	200,000	230,506
Series C-1, 5.00%, 11/15/2025	1,050,000	1,282,144
Series C-2, 5.00%, 11/15/2042	2,915,000	3,559,273
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	510,000	540,350
4.00%, 12/15/2037	195,000	216,292
5.00%, 12/15/2025	1,940,000	2,234,764
5.00%, 6/15/2027	425,000	510,667
5.00%, 12/15/2032	605,000	733,726
5.00%, 12/15/2033	4,435,000	5,369,454
5.00%, 12/15/2036	250,000	300,258
5.00%, 12/15/2037	4,170,000	4,984,318
5.00%, 12/15/2038	200,000	248,372
5.00%, 12/15/2040	300,000	370,731
Series A, 5.00%, 12/15/2026	350,000	414,642
Series A, 5.00%, 6/15/2028	255,000	314,749
Series A, 5.00%, 12/15/2032	260,000	316,233
Series A, 5.00%, 12/15/2033	500,000	606,680
Series A, 5.00%, 12/15/2034	2,335,000	2,826,331
Series A, 5.00%, 12/15/2035	1,975,000	2,384,003
Series B, 5.00%, 12/15/2023	280,000	303,005
Security Description	Principal Amount	Value
Series B, 5.00%, 6/15/2024	$480,000	$527,683
Series B, 5.00%, 12/15/2024	1,070,000	1,195,457
Series B, 5.00%, 12/15/2025	315,000	362,861
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,772,398
		517,811,560
NORTH CAROLINA — 1.4%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,940,000	2,323,577
5.00%, 6/1/2026	100,000	119,725
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	108,028
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	5,000,000	6,350,350
5.00%, 7/1/2028	165,000	198,648
5.00%, 7/1/2044	125,000	155,369
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,255,013
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	171,248
Series A, 5.00%, 9/1/2023	110,000	125,744
Series A, 5.00%, 4/1/2027	550,000	694,518
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	190,427
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	256,949
4.00%, 1/1/2038	200,000	222,806
4.00%, 1/1/2039	570,000	633,829
5.00%, 1/1/2043	3,000,000	3,656,640
Series B, 4.00%, 10/1/2039	245,000	273,332
Series B, 5.00%, 10/1/2041	1,900,000	2,246,712
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	444,578
Series A, 5.00%, 6/1/2020	100,000	102,456
Series A, 5.00%, 6/1/2021	260,000	276,000
Series A, 5.00%, 6/1/2023	5,100,000	5,790,846
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2025	2,530,000	3,023,299
Series C, 5.00%, 5/1/2021	2,725,000	2,884,412
Series C, 5.00%, 5/1/2025	240,000	278,899
Series C, 5.00%, 5/1/2027	100,000	115,855
Raleigh, NC, Combined Enterprise System Revenue:
Series A, 4.00%, 12/1/2035	225,000	252,313
Series A, 4.00%, 3/1/2041	100,000	112,246

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Wake, NC, General Obligation:
3.00%, 9/1/2025	$245,000	$264,112
Series A, 5.00%, 3/1/2024	100,000	116,021
Series A, 5.00%, 3/1/2026	400,000	491,248
Wake, NC, Limited Obligation Revenue:
5.00%, 9/1/2026	5,000,000	6,188,200
Series A, 5.00%, 12/1/2020	360,000	375,502
Series A, 5.00%, 12/1/2035	2,030,000	2,462,573
		42,161,475
NORTH DAKOTA — 0.0% (c)
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	1,050,000	1,233,057
OHIO — 2.2%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	166,268
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	198,886
Series 2017-1, 4.00%, 4/1/2023	510,000	558,088
Series A, 3.00%, 8/15/2023	555,000	591,758
Series A, 3.00%, 2/15/2026	300,000	319,584
Series A, 3.00%, 7/1/2029	1,400,000	1,503,096
Series A, 3.00%, 8/15/2031	350,000	369,719
Series A, 3.10%, 7/1/2030	535,000	572,445
Series A, 5.00%, 2/15/2025	110,000	127,448
Series A, 5.00%, 4/1/2025	5,000,000	5,987,600
Series A, 5.00%, 4/1/2030	5,000,000	6,459,950
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	205,000	243,204
5.00%, 6/1/2028	1,815,000	2,144,096
5.00%, 6/1/2030	100,000	122,281
Columbus, School District, General Obligation Series A, 5.00%, 12/1/2026	100,000	118,127
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,109,787
5.00%, 12/1/2027	400,000	491,380
5.00%, 12/1/2028	300,000	368,028
5.00%, 12/1/2029	1,015,000	1,241,274
5.00%, 12/1/2037	600,000	715,032
Cuyahoga County, OH, Sales Tax Revenue:
5.00%, 12/1/2033	685,000	801,265
5.00%, 12/1/2034	290,000	338,569
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	125,000	146,490
Security Description	Principal Amount	Value
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	$500,000	$616,295
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2031	285,000	334,958
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	391,568
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	105,213
4.00%, 11/15/2043	250,000	281,088
5.00%, 11/15/2039	430,000	497,200
5.00%, 11/15/2044	245,000	281,767
Ohio, State General Obligation:
Series A, 5.00%, 12/15/2022	410,000	458,072
Series A, 5.00%, 9/1/2023	150,000	171,345
Series A, 5.00%, 12/15/2023	320,000	368,765
Series A, 5.00%, 9/1/2024	505,000	594,395
Series A, 5.00%, 9/15/2024	100,000	117,836
Series A, 5.00%, 9/15/2025	350,000	423,633
Series A, 5.00%, 5/1/2027	100,000	109,546
Series A, 5.00%, 3/15/2028	1,275,000	1,475,672
Series A, 5.00%, 3/15/2031	440,000	507,030
Series A, 5.00%, 3/15/2033	135,000	155,010
Series A, 5.00%, 3/15/2035	200,000	228,946
Series B, 5.00%, 6/15/2027	200,000	219,980
Series B, 5.00%, 9/1/2032	175,000	195,272
Series B, 5.00%, 9/1/2034	170,000	189,392
Series B, 5.00%, 6/15/2035	200,000	217,914
Series C, 5.00%, 11/1/2030	140,000	165,868
Series C, 5.00%, 11/1/2033	400,000	470,884
Series S, 5.00%, 5/1/2021	245,000	259,411
Series S, 5.00%, 5/1/2029	1,835,000	2,245,948
Series S, 5.00%, 5/1/2030	1,350,000	1,644,880
Series S, 5.00%, 5/1/2031	1,200,000	1,461,276
Series T, 5.00%, 11/1/2028	400,000	502,668
Series T, 5.00%, 5/1/2031	250,000	311,227
Series V, 5.00%, 5/1/2024	500,000	583,245
Ohio, State Revenue:
Series A, 5.00%, 12/1/2038	5,000,000	6,225,600
Series C, 5.00%, 12/1/2030	165,000	202,734
Ohio, State Special Obligation Revenue Series C, 5.00%, 12/1/2028	230,000	284,459
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2021	100,000	106,189
Series A, 5.00%, 6/1/2028	175,000	215,166
Series A, 5.00%, 12/1/2028	825,000	1,013,248
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 6/1/2025	75,000	90,010

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2028	$350,000	$435,330
Ohio, Water Development Authority Revenue:
Series A, 5.00%, 6/1/2029	8,500,000	11,096,580
Series B, 5.00%, 12/1/2033	115,000	140,969
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
Series A, 5.00%, 12/1/2029	240,000	300,696
Series A, 5.00%, 12/1/2031	500,000	621,620
Series B, 5.00%, 6/1/2026	500,000	608,950
University of Cincinnati, Revenue:
Series A, 5.00%, 6/1/2044	275,000	336,594
Series C, 5.00%, 6/1/2039	100,000	114,768
		64,073,592
OKLAHOMA — 0.3%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	265,733
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
5.00%, 7/1/2027	160,000	196,256
5.00%, 7/1/2029	2,000,000	2,440,180
Series A, 3.00%, 7/1/2024	145,000	155,270
Series A, 5.00%, 7/1/2024	190,000	221,778
Series A, 5.00%, 7/1/2025	280,000	326,390
Series A, 5.00%, 7/1/2027	265,000	308,388
Series A, 5.00%, 7/1/2028	200,000	232,404
Series A, 5.00%, 7/1/2030	170,000	196,639
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	145,829
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	293,865
Series C, 4.00%, 1/1/2042	1,585,000	1,770,176
Series C, 5.00%, 1/1/2037	125,000	150,869
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	115,000	121,412
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	66,290
5.00%, 9/1/2024	110,000	128,785
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	349,931
3.00%, 6/1/2027	250,000	267,937
		7,638,132
Security Description	Principal Amount	Value
OREGON — 1.6%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	$200,000	$239,702
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	87,583
5.00%, 6/15/2027	660,000	769,435
Series A, Zero Coupon, 6/15/2036	115,000	64,918
Series A, Zero Coupon, 6/15/2038	300,000	153,423
Series A, 0.01%, 6/15/2042	440,000	183,660
Series B, 5.00%, 6/15/2037	1,770,000	2,164,197
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,784,109
5.00%, 6/15/2037	100,000	122,271
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	169,256
Multnomah County School District No. 7 Reynolds, General Obligation Series A, 5.00%, 6/15/2029	805,000	960,896
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2025	220,000	262,937
Series C, 5.00%, 4/1/2026	510,000	609,649
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	147,871
Series A, 5.00%, 11/15/2028	290,000	341,571
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2029	2,575,000	3,029,668
Series A, 5.00%, 11/15/2030	530,000	622,936
Series B, 5.00%, 11/15/2020	150,000	156,231
Series C, 5.00%, 11/15/2025	170,000	206,691
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2021	5,000,000	5,294,100
Series A, 5.00%, 5/1/2022	5,000,000	5,474,700
Series C, 5.00%, 8/1/2041	1,065,000	1,283,602
Series F, 5.00%, 5/1/2028	180,000	220,473
Series F, 5.00%, 5/1/2030	145,000	177,181
Series F, 5.00%, 5/1/2035	100,000	120,651
Series F, 5.00%, 5/1/2039	200,000	234,128

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series I, 5.00%, 8/1/2024	$125,000	$146,640
Series I, 5.00%, 8/1/2029	195,000	245,971
Series L, 5.00%, 8/1/2029	3,370,000	4,250,884
Series L, 5.00%, 8/1/2030	1,250,000	1,570,262
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	169,086
Series B, 5.00%, 7/1/2033	400,000	481,508
Series B, 5.00%, 7/1/2035	1,335,000	1,598,783
Series B, 5.00%, 7/1/2036	235,000	280,520
Series B, 5.00%, 7/1/2038	285,000	337,739
Oregon, State Revenue Series C, 5.00%, 12/1/2029	180,000	222,433
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	517,140
5.00%, 6/15/2027	1,440,000	1,768,579
5.00%, 6/15/2029	500,000	613,365
5.00%, 6/15/2030	660,000	808,691
5.00%, 6/15/2031	500,000	612,305
5.00%, 6/15/2032	500,000	609,870
5.00%, 6/15/2033	500,000	608,700
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	331,861
Series A, 5.00%, 6/1/2020	50,000	51,235
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	686,183
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	802,035
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	140,196
Series B, Zero Coupon, 6/15/2029	200,000	158,290
Series B, Zero Coupon, 6/15/2034	330,000	200,409
Series B, 0.01%, 6/15/2032	200,000	134,880
Washington County, OR, School District No. 1, General Obligation 5.00%, 6/15/2035	390,000	479,462
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	2,555,000	2,978,031
Security Description	Principal Amount	Value
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	$200,000	$221,522
		47,908,419
PENNSYLVANIA — 2.1%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	601,570
Allegheny, PA, General Obligation:
Series C-73, 5.00%, 12/1/2019	165,000	165,995
Series C-75, 5.00%, 11/1/2026	315,000	390,959
Bensalem, PA, Township School District, General Obligation 5.00%, 6/1/2028	135,000	153,388
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	215,077
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	128,495
Series A, 5.00%, 10/1/2042	295,000	352,475
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	375,000	441,799
Montour, PA, School District, General Obligation Series A, 5.00%, 4/1/2040 (b)	200,000	230,060
Neshaminy, PA, School District, General Obligation Series B, 5.00%, 11/1/2034	1,040,000	1,182,938
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	129,621
Series A, 5.00%, 12/1/2030	160,000	196,104
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	324,265
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (b)	500,000	522,140
4.00%, 2/1/2030	400,000	449,224
4.00%, 3/1/2038	4,085,000	4,574,056
5.00%, 3/15/2020	120,000	121,986
5.00%, 7/1/2022	150,000	164,799
5.00%, 9/15/2022	2,500,000	2,764,750
5.00%, 3/15/2023	120,000	134,786
5.00%, 8/15/2023	1,275,000	1,450,300
5.00%, 9/15/2023	600,000	684,204
5.00%, 3/15/2024	375,000	433,298
5.00%, 6/15/2024	285,000	331,674
5.00%, 7/1/2024	340,000	396,185
5.00%, 9/15/2024	175,000	205,111

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/15/2025	$325,000	$384,748
5.00%, 8/15/2025	275,000	329,170
5.00%, 9/15/2025	1,570,000	1,883,372
5.00%, 9/15/2026	575,000	704,226
5.00%, 2/1/2027	2,750,000	3,332,615
5.00%, 3/15/2028	270,000	318,705
5.00%, 9/15/2028	11,530,000	14,064,640
5.00%, 1/15/2020	195,000	197,038
5.00%, 1/15/2022	1,480,000	1,601,922
5.00%, 1/1/2024	725,000	832,713
5.00%, 1/15/2025	1,250,000	1,473,163
5.00%, 1/15/2027	4,760,000	5,869,032
5.00%, 1/15/2028	2,410,000	2,967,409
Series D, 5.00%, 8/15/2032	800,000	944,208
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 2.25%, 8/15/2041 (a)	685,000	696,467
Series A, 2.50%, 10/1/2045 (a)	1,025,000	1,036,736
Series A, 4.00%, 8/15/2033	190,000	214,345
Series A, 4.00%, 8/15/2034	145,000	163,176
Series A, 4.00%, 8/15/2035	470,000	527,678
Series AQ, 5.00%, 6/15/2021	150,000	159,261
Series AT-1, 5.00%, 6/15/2024	200,000	232,062
Series AT-1, 5.00%, 6/15/2025	100,000	118,751
Series AT-1, 5.00%, 6/15/2030	100,000	119,844
Series B, 4.00%, 10/1/2038	210,000	231,044
Series B, 5.00%, 10/1/2025	200,000	242,502
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	179,820
Series A, 5.00%, 9/1/2042	270,000	329,046
Series B, 4.00%, 9/1/2036	490,000	549,270
Series B, 5.00%, 9/1/2023	1,385,000	1,583,235
West View, PA, Municipal Authority Water Revenue 5.00%, 11/15/2039	2,030,000	2,406,342
		60,437,799
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	551,581
Series A, 5.00%, 5/15/2027	270,000	326,214
Rhode Island, Health & Educational Building Corp. Revenue 4.00%, 5/15/2020 (b)	295,000	299,599
Security Description	Principal Amount	Value
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	$250,000	$293,025
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,483,365
Series D, 5.00%, 8/1/2020	115,000	118,550
Rhode Island, State General Obligation:
Series D, 5.00%, 8/1/2021	135,000	144,183
Series D, 5.00%, 8/1/2027	2,025,000	2,362,122
		5,578,639
SOUTH CAROLINA — 0.2%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	549,864
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2023	100,000	114,884
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	414,337
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	111,075
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	128,169
Series C, 3.00%, 3/1/2038	325,000	334,405
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,449,541
Series A, 5.00%, 10/1/2019	125,000	125,000
Series A, 5.00%, 4/1/2030	120,000	152,202
York, SC, General Obligation 5.00%, 4/1/2027	280,000	325,142
		4,704,619
TENNESSEE — 0.8%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	390,000	457,817
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,443,644
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	103,490
Memphis, TN, General Obligation:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/1/2032	$2,320,000	$2,630,532
4.00%, 6/1/2043	2,425,000	2,661,753
4.00%, 6/1/2044	500,000	546,335
Series A, 5.00%, 4/1/2026	320,000	381,520
Metropolitan Government Nashville & Davidson County, General Obligation:
4.00%, 7/1/2028	360,000	425,732
4.00%, 7/1/2031	750,000	866,978
5.00%, 7/1/2024	110,000	128,508
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 5/15/2020	100,000	102,274
Series A, 5.00%, 7/1/2042	540,000	651,640
Series B, 5.00%, 5/15/2026	345,000	423,801
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	1,130,000	1,299,206
5.00%, 7/1/2021	135,000	143,695
5.00%, 1/1/2024	105,000	120,881
5.00%, 1/1/2025	535,000	634,012
5.00%, 1/1/2026	170,000	206,825
5.00%, 1/1/2027	100,000	123,554
Series C, 5.00%, 7/1/2020	200,000	205,480
Series C, 5.00%, 7/1/2023	115,000	130,511
Series C, 5.00%, 7/1/2027	1,605,000	1,920,832
Shelby, TN, General Obligation:
Series A, 5.00%, 4/1/2021	200,000	211,060
Series A, 5.00%, 4/1/2025	285,000	340,792
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	165,725
Series A, 5.00%, 2/1/2026	160,000	196,282
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2021	295,000	317,343
5.00%, 11/1/2026	250,000	294,605
Series A, 5.00%, 11/1/2034	3,610,000	4,504,702
Series A, 5.00%, 11/1/2035	520,000	647,208
Series A, 5.00%, 11/1/2037	435,000	538,204
Series B, 5.00%, 11/1/2022	100,000	111,131
Series B, 5.00%, 11/1/2025	105,000	127,324
		24,063,396
TEXAS — 11.9%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	154,254
5.00%, 8/15/2027	575,000	725,472
5.00%, 8/15/2038	1,000,000	1,227,800
Security Description	Principal Amount	Value
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	$100,000	$116,099
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	100,000	101,376
5.00%, 2/15/2024 (b)	220,000	254,091
5.00%, 2/15/2026 (b)	150,000	177,729
5.00%, 2/15/2029 (b)	300,000	354,273
5.00%, 2/15/2030 (b)	215,000	266,325
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (b)	320,000	389,453
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (b)	345,000	419,175
Series A, 4.00%, 2/15/2039 (b)	255,000	282,002
Series A, 5.00%, 2/15/2030 (b)	165,000	198,416
Series C, 5.00%, 2/15/2028 (b)	3,000,000	3,443,280
Arlington, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2026 (b)	225,000	251,917
Series B, 5.00%, 2/15/2025 (b)	75,000	89,229
Austin, TX, Community College District, General Obligation:
4.00%, 8/1/2043	2,000,000	2,236,380
5.00%, 8/1/2035	1,175,000	1,387,757
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	304,657
Series A, 5.00%, 11/15/2021	100,000	107,757
Series A, 5.00%, 11/15/2022	100,000	111,267
Austin, TX, General Obligation:
5.00%, 9/1/2021	115,000	123,106
5.00%, 9/1/2032	640,000	747,174
5.00%, 9/1/2034	420,000	488,145
Austin, TX, Independent School District, General Obligation:
4.00%, 8/1/2033 (b)	3,700,000	4,327,742
4.00%, 8/1/2034 (b)	6,000,000	6,986,100
5.00%, 8/1/2028 (b)	1,000,000	1,230,960
Series B, 5.00%, 8/1/2031 (b)	125,000	152,340
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	334,581
5.00%, 11/15/2034	375,000	432,720
5.00%, 11/15/2043	100,000	114,195
Series A, 5.00%, 5/15/2022	600,000	656,988
Series A, 5.00%, 5/15/2026	300,000	363,363

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Bexar County, TX, General Obligation:
4.00%, 6/15/2041	$350,000	$386,536
5.00%, 6/15/2026	80,000	96,318
5.00%, 6/15/2027	355,000	426,990
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	333,027
4.00%, 2/15/2043	3,755,000	4,164,220
5.00%, 2/15/2022	2,250,000	2,444,220
5.00%, 2/15/2026	140,000	170,297
5.00%, 2/15/2027	265,000	322,155
5.00%, 2/15/2029	130,000	156,993
5.00%, 2/15/2032	3,000,000	3,513,960
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2025 (b)	250,000	297,430
Series B, 5.00%, 2/15/2028 (b)	200,000	236,616
Series B, 5.00%, 2/15/2030 (b)	550,000	652,118
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	100,007
City of Houston TX Series A, 5.00%, 3/1/2030	445,000	548,249
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (b)	1,000,000	1,227,480
5.00%, 2/15/2034 (b)	1,000,000	1,221,900
5.00%, 2/15/2037 (b)	2,555,000	3,098,576
5.00%, 2/15/2041 (b)	1,000,000	1,200,840
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (b)	1,400,000	1,644,538
Clint, TX, Independent School District, General Obligation Series B, 5.00%, 8/15/2045 (b)	250,000	290,577
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2020	1,280,000	1,310,323
4.00%, 8/15/2031	495,000	573,061
4.00%, 8/15/2032	280,000	322,692
4.00%, 8/15/2034	190,000	217,313
5.00%, 8/15/2025	390,000	468,523
Collin County, TX, Revenue 3.13%, 2/15/2035	720,000	759,082
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	590,585
Security Description	Principal Amount	Value
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (b)	$395,000	$455,688
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	350,000	415,600
Series A, 5.00%, 2/15/2025 (b)	205,000	243,423
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	1,000,000	1,235,600
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (b)	140,000	153,741
Series B, 5.00%, 8/1/2036 (b)	100,000	117,772
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	235,000	261,588
4.00%, 2/15/2041 (b)	100,000	110,021
5.00%, 2/15/2021 (b)	3,200,000	3,363,296
5.00%, 2/15/2022 (b)	2,000,000	2,175,080
5.00%, 2/15/2023 (b)	150,000	168,420
5.00%, 2/15/2028 (b)	435,000	514,640
5.00%, 2/15/2029 (b)	165,000	195,037
5.00%, 2/15/2033 (b)	2,635,000	3,298,862
Series C, 5.00%, 2/15/2024 (b)	130,000	150,385
Series C, 5.00%, 2/15/2028 (b)	120,000	138,226
Series C, 5.00%, 2/15/2044 (b)	2,245,000	2,553,822
Dallas County, TX, General Obligation 5.00%, 8/15/2025	100,000	120,509
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2033	5,000,000	6,531,250
5.00%, 12/1/2034	6,000,000	7,810,380
Series A, 5.00%, 12/1/2021	230,000	248,209
Series A, 5.00%, 12/1/2028	295,000	355,797
Series A, 5.00%, 12/1/2029	255,000	307,219
Series A, 5.00%, 12/1/2030	160,000	192,451
Series A, 5.00%, 12/1/2033	100,000	117,136
Series A, 5.00%, 12/1/2034	175,000	208,805
Series A, 5.00%, 12/1/2035	810,000	950,807
Series A, 5.00%, 12/1/2036	295,000	348,833
Series A, 5.00%, 12/1/2041	1,065,000	1,254,655
Series B, 5.00%, 12/1/2019	100,000	100,605
Series B, 5.00%, 12/1/2020	155,000	161,637
Dallas, TX, General Obligation:
5.00%, 2/15/2022	2,250,000	2,439,810

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2023	$1,930,000	$2,157,508
5.00%, 2/15/2024	1,650,000	1,898,111
5.00%, 2/15/2025	210,000	241,475
5.00%, 2/15/2026	1,000,000	1,151,480
5.00%, 2/15/2027	250,000	287,172
5.00%, 2/15/2030	275,000	323,100
5.00%, 2/15/2031	2,050,000	2,526,317
Series B, 3.00%, 2/15/2036	540,000	561,433
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2032 (b)	160,000	178,264
Series A, 3.00%, 2/15/2036 (b)	345,000	354,284
Series A, 4.00%, 2/15/2030 (b)	2,965,000	3,321,867
Series A, 4.00%, 2/15/2031 (b)	255,000	284,838
Series A, 5.00%, 8/15/2024 (b)	210,000	246,527
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,239,370
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,163,530
Series B, 5.00%, 2/15/2036 (b)	60,000	65,119
Series B, 5.00%, 2/15/2036 (a) (b)	250,000	270,115
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 4.00%, 10/1/2034	300,000	333,381
Series A, 5.00%, 10/1/2027	110,000	132,967
Series A, 5.00%, 10/1/2028	300,000	362,253
Series A, 5.00%, 10/1/2029	100,000	123,060
Series A, 5.00%, 10/1/2033	410,000	498,355
Series A, 5.00%, 10/1/2034	800,000	969,328
Series A, 5.00%, 10/1/2036	680,000	819,325
Denton, TX, General Obligation 4.00%, 2/15/2039	360,000	390,391
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (b)	290,000	343,435
5.00%, 8/15/2028 (b)	175,000	207,190
5.00%, 8/15/2030 (b)	115,000	138,820
Series B, 5.00%, 8/15/2043 (b)	2,225,000	2,692,539
Dripping Springs, TX, Independent School District, General Obligation:
5.00%, 2/15/2026 (b)	360,000	415,030
5.00%, 2/15/2027 (b)	1,355,000	1,562,071
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (b)	125,000	150,471
El Paso, Independent School District, General Obligation 3.00%, 8/15/2030 (b)	150,000	158,867
Security Description	Principal Amount	Value
El Paso, TX, General Obligation 4.00%, 8/15/2042	$210,000	$230,219
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	190,235
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (b)	125,000	149,044
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	171,230
Series B, 5.00%, 3/1/2026	250,000	296,430
Series B, 5.00%, 3/1/2028	520,000	630,006
Fort Bend, TX, Independent School District, General Obligation 4.00%, 8/15/2032 (b)	275,000	317,581
Fort Worth, TX, General Obligation:
Series A, 5.00%, 3/1/2023	50,000	56,130
Series A, 5.00%, 3/1/2026	110,000	130,240
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	135,000	141,889
5.00%, 2/15/2022 (b)	675,000	733,097
5.00%, 2/15/2023 (b)	50,000	56,070
5.00%, 2/15/2025 (b)	195,000	231,771
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	149,447
Series A, 5.00%, 2/15/2023	1,860,000	2,087,757
Series A, 5.00%, 2/15/2027	140,000	165,715
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	144,486
Series A, 5.00%, 2/15/2024	150,000	173,384
Series A, 5.00%, 2/15/2026	260,000	308,805
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (b)	510,000	574,795
Series A, 5.00%, 8/15/2022 (b)	300,000	331,785
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (b)	375,000	431,430
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	1,000,000	1,190,590
5.00%, 2/15/2030 (b)	260,000	309,460
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (b)	110,000	129,729

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Grand Parkway, TX, Transportation Corp., Revenue Series A, 5.00%, 10/1/2043	$1,300,000	$1,571,440
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (b)	100,000	113,635
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (b)	500,000	597,710
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	446,038
4.00%, 11/15/2037	840,000	945,227
5.00%, 11/15/2025	275,000	330,410
Harris County, TX, Flood Control District Revenue:
Series A, 4.00%, 10/1/2035	900,000	1,033,245
Series A, 5.00%, 10/1/2027	285,000	341,500
Series A, 5.00%, 10/1/2029	530,000	667,291
Series A, 5.00%, 10/1/2030	1,000,000	1,252,770
Series A, 5.00%, 10/1/2032	455,000	565,301
Series A, 5.00%, 10/1/2033	250,000	309,797
Series A, 5.00%, 10/1/2034	500,000	617,395
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	1,495,000	1,810,774
Series A, 5.00%, 10/1/2027	1,230,000	1,464,811
Series A, 5.00%, 10/1/2029	3,090,000	3,711,152
Series A, 5.00%, 10/1/2034	440,000	513,634
Series A, 5.00%, 10/1/2035	155,000	184,159
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	176,795
5.00%, 11/1/2027	130,000	153,222
5.00%, 11/1/2028	120,000	140,702
Series A, 5.00%, 11/1/2024	4,805,000	5,670,092
Series A, 5.00%, 11/1/2026	380,000	471,633
Series A, 5.00%, 11/1/2028	200,000	247,962
Series A, 5.00%, 11/1/2029	300,000	371,199
Series B, 5.00%, 11/1/2024	225,000	265,509
Harris County, TX, Revenue:
5.00%, 8/15/2025	275,000	330,368
Series A, 5.00%, 8/15/2024	375,000	438,487
Series A, 5.00%, 8/15/2026	185,000	227,887
Series A, 5.00%, 8/15/2030	480,000	585,418
Series A, 5.00%, 8/15/2032	540,000	651,402
Series A, 5.00%, 8/15/2035	490,000	585,163
Series A, 5.00%, 8/15/2036	270,000	321,764
Harris County, TX, Toll Road Authority Revenue:
Series A, 4.00%, 8/15/2037	300,000	341,829
Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2022	$195,000	$215,021
Series A, 5.00%, 8/15/2032	1,635,000	2,036,294
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	799,832
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	255,000	282,642
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	279,857
Series B, 5.00%, 11/15/2025	200,000	242,378
Series B, 5.00%, 11/15/2026	300,000	372,672
Series B, 5.00%, 11/15/2032	275,000	334,713
Series B, 5.00%, 11/15/2036	555,000	668,647
Series C, 4.00%, 5/15/2021	200,000	208,820
Series C, 5.00%, 5/15/2021	175,000	185,516
Series D, 5.00%, 11/15/2021	100,000	107,779
Series D, 5.00%, 11/15/2028	130,000	152,978
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2035	765,000	866,187
Series A, 4.00%, 3/1/2036	395,000	440,994
Series A, 5.00%, 3/1/2021	350,000	368,385
Series A, 5.00%, 3/1/2022	185,000	201,078
Series A, 5.00%, 3/1/2024	300,000	345,273
Series A, 5.00%, 3/1/2025	925,000	1,092,851
Series A, 5.00%, 3/1/2026	780,000	944,034
Series A, 5.00%, 3/1/2029	135,000	154,894
Series A, 5.00%, 3/1/2030	250,000	300,925
Series A, 5.00%, 3/1/2031	100,000	119,892
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	50,000	50,683
5.00%, 2/15/2022 (b)	100,000	108,705
5.00%, 2/15/2023 (b)	270,000	303,156
5.00%, 2/15/2024 (b)	650,000	752,225
5.00%, 2/15/2025 (b)	3,100,000	3,691,666
5.00%, 2/15/2035 (b)	2,500,000	3,043,050
5.00%, 2/15/2042 (b)	315,000	377,616
Series A, 4.00%, 2/15/2033 (b)	700,000	787,311
Series A, 4.00%, 2/15/2040 (b)	130,000	143,437
Series A, 5.00%, 2/15/2020 (b)	195,000	197,662
Series A, 5.00%, 2/15/2022 (b)	390,000	423,949
Series A, 5.00%, 2/15/2027 (b)	555,000	676,967
Series A, 5.00%, 2/15/2030 (b)	395,000	478,456
Series A, 5.00%, 2/15/2031 (b)	445,000	537,480

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (b)	$110,000	$133,455
Series B, 5.00%, 2/15/2020 (b)	200,000	202,752
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	176,138
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	275,970
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (b)	175,000	196,305
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (b)	300,000	330,996
5.00%, 2/1/2025 (b)	225,000	267,521
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	185,000	209,377
5.00%, 2/15/2042 (b)	230,000	275,545
5.00%, 2/15/2043 (b)	1,285,000	1,566,454
Series A, 5.00%, 2/15/2027 (b)	635,000	753,078
Series A, 5.00%, 2/15/2028 (b)	1,015,000	1,201,983
Series D, 5.00%, 2/15/2024 (b)	3,065,000	3,542,803
Series D, 5.00%, 2/15/2025 (b)	405,000	481,602
Keller, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	565,000	616,991
Series A, 5.00%, 8/15/2027 (b)	145,000	176,143
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (b)	100,000	109,576
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (b)	5,095,000	6,095,454
Lamar, TX, Consolidated Independent School District, General Obligation:
4.00%, 2/15/2045 (b)	140,000	150,906
5.00%, 2/15/2021 (b)	600,000	630,618
5.00%, 2/15/2022 (b)	110,000	119,576
Leander, TX, Independent School District, General Obligation:
0.01%, 8/15/2036 (b)	335,000	181,841
Security Description	Principal Amount	Value
2.50%, 8/15/2040 (a) (b)	$100,000	$100,593
Series A, Zero Coupon, 8/16/2044 (b)	100,000	39,602
Series A, 2.75%, 8/15/2045 (a) (b)	150,000	150,060
Series A, 5.00%, 8/15/2026 (b)	640,000	770,067
Series A, 5.00%, 8/15/2038 (b)	100,000	117,303
Series A, 5.00%, 8/15/2040 (b)	355,000	415,758
Series D, Zero Coupon, 8/15/2023 (b)	100,000	94,413
Series D, Zero Coupon, 8/15/2024 (b)	130,000	120,749
Series D, Zero Coupon, 8/15/2036 (b)	160,000	82,170
Series D, Zero Coupon, 8/15/2037 (b)	150,000	73,197
Series D, Zero Coupon, 8/15/2039 (b)	585,000	256,136
Series D, Zero Coupon, 8/15/2040 (b)	615,000	262,273
Series D, Zero Coupon, 8/15/2041 (b)	40,000	16,382
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (b)	100,000	105,230
5.00%, 8/15/2023 (b)	300,000	342,468
5.00%, 8/15/2024 (b)	135,000	158,830
5.00%, 8/15/2026 (b)	300,000	370,875
Series A, 4.00%, 8/15/2026 (b)	180,000	206,140
Series A, 4.00%, 8/15/2027 (b)	110,000	125,816
Series A, 5.00%, 8/15/2021 (b)	105,000	112,292
Series A, 5.00%, 8/15/2022 (b)	560,000	619,164
Series B, 5.00%, 8/15/2028	525,000	626,929
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	3,000,000	3,662,580
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	479,076
Series B, 5.00%, 2/15/2021	585,000	614,853
Series B, 5.00%, 2/15/2023	290,000	325,305
Series B, 5.00%, 2/15/2024	295,000	341,123
Series B, 5.00%, 2/15/2025	355,000	422,145
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	173,890
5.00%, 2/15/2024	410,000	473,156
5.00%, 2/15/2025	2,575,000	3,054,697

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2029	$100,000	$129,049
Manor, TX, Independent School District, General Obligation 4.00%, 8/1/2044 (b)	355,000	379,839
Montgomery Independent School District 5.00%, 2/15/2028 (b)	245,000	289,438
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	504,491
Montgomery, TX, Independent School District 5.00%, 2/15/2036 (b)	300,000	350,064
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	445,642
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (b)	230,000	257,851
5.00%, 8/1/2024 (b)	370,000	433,485
5.00%, 8/1/2043 (b)	5,000,000	6,034,200
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	640,000	743,224
5.00%, 9/1/2027	200,000	240,492
5.00%, 9/1/2028	4,020,000	4,823,437
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	208,031
4.00%, 8/15/2045 (b)	275,000	299,414
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	275,000	324,283
5.00%, 2/15/2042 (b)	380,000	446,443
Series A, 5.00%, 2/15/2025 (b)	55,000	65,403
Series B, 5.00%, 2/15/2023 (b)	230,000	258,083
Series B, 5.00%, 2/15/2026 (b)	260,000	308,360
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (b)	490,000	589,568
Pflugerville, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (b)	250,000	288,855
5.00%, 2/15/2028 (b)	135,000	155,876
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (b)	200,000	242,994
Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2029 (b)	$500,000	$606,185
Port Arthur, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2045 (b)	165,000	190,237
Round Rock, TX, Independent School District, General Obligation 5.00%, 8/1/2026	150,000	184,485
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	323,019
5.00%, 2/1/2025	125,000	148,198
5.00%, 2/1/2026	2,645,000	3,212,458
5.00%, 2/1/2027	375,000	462,060
5.00%, 2/1/2028	515,000	633,759
5.00%, 2/1/2041	260,000	313,591
5.00%, 2/1/2042	260,000	313,014
San Antonio, TX, General Obligation:
5.00%, 2/1/2020	100,000	101,211
5.00%, 2/1/2025	170,000	196,658
5.00%, 2/1/2027	925,000	1,097,485
5.00%, 2/1/2031	950,000	1,120,943
5.00%, 8/1/2037	320,000	400,672
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2034 (b)	500,000	579,345
5.00%, 2/15/2023 (b)	2,080,000	2,336,152
5.00%, 2/15/2024 (b)	315,000	364,830
5.00%, 2/15/2027 (b)	510,000	604,544
5.00%, 8/15/2029 (b)	5,000,000	6,396,700
5.00%, 8/15/2043 (b)	620,000	728,519
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2029	210,000	255,190
Series A, 5.00%, 5/15/2030	500,000	605,530
Series C, 4.00%, 5/15/2037	130,000	145,742
Series C, 5.00%, 5/15/2026	200,000	244,548
Series C, 5.00%, 5/15/2030	160,000	196,178
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	564,368
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (b)	110,000	118,133
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (b)	550,000	671,852

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (b)	$200,000	$221,190
5.00%, 8/15/2025 (b)	280,000	337,249
5.00%, 8/15/2026 (b)	550,000	660,401
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	277,668
5.00%, 3/1/2025	250,000	297,370
5.00%, 3/1/2026	580,000	690,716
Texas, State A&M University Revenue:
Series B, 4.00%, 5/15/2044	265,000	281,488
Series B, 5.00%, 5/15/2029	150,000	169,901
Series C, 5.00%, 5/15/2025	220,000	263,967
Series E, 5.00%, 5/15/2027	160,000	201,688
Texas, State General Obligation:
5.00%, 10/1/2023	275,000	314,938
5.00%, 4/1/2025	685,000	819,897
5.00%, 4/1/2026	310,000	360,018
5.00%, 4/1/2028	160,000	185,267
5.00%, 4/1/2043	1,450,000	1,710,753
Series A, 4.00%, 10/1/2033	130,000	148,630
Series A, 5.00%, 10/1/2021	200,000	214,748
Series A, 5.00%, 10/1/2022	560,000	621,924
Series A, 5.00%, 4/1/2023	375,000	422,880
Series A, 5.00%, 10/1/2023	1,400,000	1,603,322
Series A, 5.00%, 10/1/2024	165,000	194,684
Series A, 5.00%, 4/1/2025	160,000	191,509
Series A, 5.00%, 4/1/2026	100,000	122,666
Series A, 5.00%, 10/1/2026	400,000	478,986
Series A, 5.00%, 10/1/2027	280,000	338,820
Series A, 5.00%, 10/1/2028	445,000	522,470
Series A, 5.00%, 4/1/2029	100,000	121,601
Series A, 5.00%, 10/1/2030	3,055,000	3,584,868
Series A, 5.00%, 10/1/2032	200,000	248,652
Series A, 5.00%, 4/1/2033	1,025,000	1,231,958
Series A, 5.00%, 4/1/2044	500,000	588,975
Series B, 5.00%, 10/1/2029	100,000	125,818
Series B, 5.00%, 10/1/2033	360,000	446,717
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	274,550
5.00%, 10/1/2024	265,000	311,269
5.00%, 10/1/2025	2,160,000	2,603,794
Series A, 3.00%, 10/1/2021	100,000	103,421
Series A, 5.00%, 4/1/2023	155,000	174,620
Series A, 5.00%, 10/1/2024	545,000	640,157
Series A, 5.00%, 10/1/2025	635,000	765,467
Series A, 5.00%, 10/1/2026	275,000	339,416
Series A, 5.00%, 4/1/2033	260,000	299,385
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	272,455
Series A, 5.00%, 3/15/2023	200,000	225,076
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2025	$880,000	$1,050,940
Series A, 5.00%, 3/15/2026	735,000	889,504
Series A, 5.00%, 3/15/2028	1,245,000	1,547,572
Series A, 5.00%, 3/15/2029	140,000	173,579
Series A, 5.00%, 3/15/2030	2,335,000	2,884,496
Series A, 5.00%, 3/15/2031	3,395,000	4,177,683
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	170,391
4.00%, 10/15/2036	2,925,000	3,291,766
5.00%, 4/15/2024	220,000	255,444
5.00%, 4/15/2026	135,000	165,104
5.00%, 4/15/2027	2,990,000	3,701,859
5.00%, 4/15/2029	340,000	419,931
5.00%, 8/1/2033	3,000,000	3,869,670
5.00%, 10/15/2041	4,050,000	4,843,921
Series A, 4.00%, 10/15/2033	2,020,000	2,271,894
Series A, 4.00%, 10/15/2037	180,000	204,986
Series A, 4.00%, 10/15/2040	115,000	126,170
Series A, 4.00%, 10/15/2052	125,000	138,220
Series A, 5.00%, 4/15/2020	100,000	102,002
Series A, 5.00%, 10/15/2020	130,000	135,015
Series A, 5.00%, 4/15/2021	100,000	105,687
Series A, 5.00%, 4/15/2026	135,000	163,245
Series A, 5.00%, 4/15/2027	120,000	150,006
Series A, 5.00%, 10/15/2029	125,000	150,183
Series A, 5.00%, 10/15/2031	575,000	685,693
Series A, 5.00%, 10/15/2040	600,000	703,020
Series B, 5.00%, 10/15/2032	5,570,000	7,097,740
Series B, 5.00%, 10/15/2038	2,020,000	2,520,940
Tomball, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	115,000	136,554
5.00%, 2/15/2043 (b)	2,400,000	2,761,008
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	134,753
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2020	215,000	221,456
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	345,616
5.00%, 8/1/2025	335,000	401,819
5.00%, 8/1/2029	4,115,000	5,156,054
5.00%, 8/1/2030	100,000	124,702
5.00%, 8/1/2037	595,000	725,846
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	265,000	300,409
Series A, 5.00%, 2/15/2024	1,300,000	1,501,448
Series A, 5.00%, 2/15/2025	380,000	451,440
Series A, 5.00%, 2/15/2030	175,000	210,677

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.00%, 2/15/2039	$1,025,000	$1,133,537
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	238,822
Series A, 5.00%, 4/15/2027	1,250,000	1,562,562
Series A, 5.00%, 4/15/2029	285,000	352,383
Series A, 5.00%, 4/15/2030	120,000	147,721
Series A, 5.00%, 4/15/2031	115,000	141,015
University of Texas, Permanent University Fund Revenue:
Series A, 3.00%, 7/1/2031	375,000	398,426
Series A, 5.00%, 7/1/2030	120,000	142,955
Series A, 5.00%, 7/1/2032	120,000	142,541
Series A, 5.25%, 7/1/2029	85,000	102,168
Series A, 5.50%, 7/1/2025	180,000	221,825
Series A, 5.50%, 7/1/2026	125,000	152,958
Series B, 4.00%, 7/1/2034	300,000	336,882
Series B, 5.00%, 7/1/2021	150,000	159,662
Series B, 5.00%, 7/1/2024	175,000	204,533
Series B, 5.00%, 7/1/2025	265,000	309,986
Series B, 5.00%, 7/1/2027	60,000	69,854
Series B, 5.00%, 7/1/2029	145,000	173,184
University of Texas, Revenue:
Series B, 2.50%, 8/15/2036 (a)	535,000	535,877
Series B, 2.50%, 8/15/2046 (a)	455,000	458,244
Series B, 4.00%, 8/15/2036	350,000	389,252
Series B, 5.00%, 8/15/2026	340,000	420,073
Series B, 5.00%, 8/15/2027	405,000	473,566
Series C, 3.00%, 8/15/2035	470,000	478,375
Series E, 5.00%, 8/15/2026	140,000	172,971
Series E, 5.00%, 8/15/2027	100,000	126,339
Series F, 2.25%, 8/15/2041 (a)	3,745,000	3,717,886
Series H, 5.00%, 8/15/2020	115,000	118,634
Series H, 5.00%, 8/15/2022	255,000	281,408
Series I, 5.00%, 8/15/2024	3,055,000	3,581,651
Series J, 5.00%, 8/15/2024	315,000	369,303
Series J, 5.00%, 8/15/2025	260,000	313,487
Series J, 5.00%, 8/15/2026	200,000	247,102
Series J, 5.00%, 8/15/2027	425,000	525,287
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	215,204
5.00%, 7/15/2026	280,000	343,179
5.00%, 7/15/2028	505,000	620,827
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	162,154
5.00%, 2/1/2024	125,000	143,864
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	170,000	182,997
Security Description	Principal Amount	Value
Ysleta, TX, Independent School District, General Obligation 5.00%, 8/15/2027 (b)	$300,000	$351,177
		348,721,264
UTAH — 0.6%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	116,204
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	607,004
Series B, 4.00%, 10/1/2037	1,250,000	1,421,475
Series B, 5.00%, 10/1/2027	145,000	184,206
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,970,937
Series B-1, 5.00%, 8/1/2023	170,000	193,627
Series B-1, 5.00%, 8/1/2028	100,000	126,377
Utah, State General Obligation:
5.00%, 7/1/2023	2,800,000	3,186,484
5.00%, 7/1/2025	30,000	36,198
5.00%, 7/1/2026	2,430,000	3,012,447
5.00%, 7/1/2027	360,000	450,680
5.00%, 7/1/2029	1,655,000	2,164,806
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	2,003,947
Series A, 5.00%, 6/15/2028	160,000	191,426
Series A, 5.00%, 6/15/2038	505,000	592,269
		17,258,087
VIRGINIA — 2.6%
Arlington County, VA, General Obligation:
5.00%, 8/15/2021	250,000	267,363
5.00%, 8/15/2032	4,690,000	6,046,489
Series B, 5.00%, 8/15/2027	165,000	205,158
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	400,777
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	582,070
Series A, 4.00%, 10/1/2036	305,000	350,405
Series A, 5.00%, 10/1/2025	185,000	218,380
Series A, 5.00%, 10/1/2032	100,000	122,354
Series B, 4.00%, 10/1/2025	400,000	461,892
Series B, 5.00%, 10/1/2022	240,000	266,539
Series B, 5.00%, 10/1/2025	200,000	241,252
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,740,625
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	821,988

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	$250,000	$259,200
Series A, 3.00%, 8/1/2036	250,000	258,638
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,257,210
Series A, 5.00%, 7/1/2036	1,000,000	1,246,430
Series A, 5.00%, 7/1/2038	650,000	804,862
Series A, 5.00%, 7/1/2042	2,495,000	3,062,538
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	171,578
Richmond, VA, General Obligation Series A, 5.00%, 3/1/2025	105,000	118,155
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	333,609
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2042	500,000	610,595
Series B, 5.00%, 8/1/2021	8,500,000	9,081,315
Series B, 5.00%, 4/1/2044	5,000,000	6,097,950
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	442,084
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2041	300,000	307,488
4.00%, 5/15/2038	3,680,000	4,174,667
5.00%, 3/15/2020	270,000	274,555
5.00%, 3/15/2021	130,000	137,034
5.00%, 3/15/2022	150,000	163,548
5.00%, 9/15/2023	1,800,000	2,058,606
5.00%, 3/15/2025	2,875,000	3,431,801
5.00%, 9/15/2027	2,425,000	3,008,600
5.00%, 9/15/2028	250,000	310,150
5.00%, 3/15/2032	130,000	162,709
Series A, 5.00%, 5/15/2029	4,695,000	5,957,016
Series B, 5.00%, 5/15/2022	200,000	219,268
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2024	320,000	369,750
5.00%, 2/1/2025	155,000	184,380
5.00%, 2/1/2031	410,000	508,068
Series A, 5.00%, 2/1/2021	380,000	398,635
Series A, 5.00%, 2/1/2022	305,000	331,101
Series A, 5.00%, 2/1/2023	150,000	168,110
Series A, 5.00%, 2/1/2024	160,000	184,875
Series A, 5.00%, 9/1/2028	1,835,000	2,268,849
Series A, 5.00%, 2/1/2031	500,000	596,390
Series B, 5.00%, 2/1/2022	100,000	108,540
Security Description	Principal Amount	Value
Series D, 5.00%, 2/1/2020	$50,000	$50,609
Series D, 5.00%, 2/1/2023	250,000	280,182
Series D, 5.00%, 2/1/2024	210,000	242,649
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	710,000	780,127
Series B, 5.00%, 6/1/2026	200,000	241,362
Series B, 5.00%, 6/1/2028	3,495,000	4,192,357
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2029	490,000	519,983
Series A, 3.00%, 8/1/2032	210,000	220,292
Series A, 4.00%, 8/1/2034	820,000	961,417
Series A, 4.00%, 8/1/2035	260,000	303,865
Series A, 5.00%, 8/1/2025	100,000	120,755
Series A, 5.00%, 8/1/2029	150,000	189,462
Series B, 5.00%, 8/1/2022	250,000	275,840
Series B, 5.00%, 8/1/2024	740,000	868,109
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	212,088
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	303,447
5.00%, 10/1/2027	515,000	623,449
5.00%, 11/1/2040	2,500,000	2,988,950
5.00%, 11/1/2045	160,000	191,666
Series B, 5.00%, 11/1/2023	20,000	21,522
		76,381,727
WASHINGTON — 4.4%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation 5.00%, 12/1/2029	150,000	189,869
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S1, 5.00%, 11/1/2025	185,000	224,695
Series S1, 5.00%, 11/1/2035	335,000	407,420
Series S-1, 5.00%, 11/1/2025	160,000	194,018
Series S-1, 5.00%, 11/1/2027	85,000	102,638
Series S-1, 5.00%, 11/1/2030	385,000	463,213
Series S-1, 5.00%, 11/1/2035	105,000	125,261
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue Series S-1, 5.00%, 11/1/2036	1,825,000	2,172,936
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2025	180,000	216,524
5.00%, 7/1/2026	535,000	643,273
5.00%, 7/1/2028	145,000	186,386
Series A, 5.00%, 7/1/2025	205,000	246,597
Series A, 5.00%, 7/1/2026	930,000	989,018

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2027	$3,290,000	$3,613,486
Series A, 5.00%, 7/1/2028	1,460,000	1,670,546
Series A, 5.00%, 7/1/2033	545,000	674,972
Series A, 5.00%, 7/1/2036	1,370,000	1,751,202
Series A, 5.00%, 7/1/2038	175,000	205,452
Series C, 5.00%, 7/1/2025	785,000	924,797
Series C, 5.00%, 7/1/2026	465,000	559,107
Series C, 5.00%, 7/1/2027	125,000	146,093
Series C, 5.00%, 7/1/2030	290,000	370,672
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
4.00%, 12/1/2019	100,000	100,445
5.00%, 12/1/2035	3,000,000	3,746,610
5.00%, 12/1/2036	3,000,000	3,730,950
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	499,159
4.00%, 12/1/2035	1,300,000	1,459,393
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	161,859
5.00%, 12/1/2029	300,000	370,491
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	828,746
5.00%, 12/1/2028	100,000	124,139
5.00%, 12/1/2031	100,000	125,809
5.00%, 12/1/2032	300,000	375,822
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	128,185
4.00%, 12/1/2030	2,500,000	2,862,925
5.00%, 12/1/2019	200,000	201,216
5.00%, 12/1/2022	1,040,000	1,160,848
5.00%, 12/1/2030	2,665,000	3,327,492
5.00%, 12/1/2031	2,035,000	2,531,642
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	201,501
5.00%, 7/1/2027	160,000	189,566
5.00%, 7/1/2029	560,000	662,217
5.00%, 7/1/2031	225,000	264,949
Series E, 5.00%, 12/1/2028	225,000	273,098
Series E, 5.00%, 12/1/2029	305,000	369,523
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	1,785,000	2,064,995
5.00%, 7/1/2042	200,000	241,824
Series A, 4.00%, 7/1/2035	1,765,000	1,957,173
Series B, 5.00%, 7/1/2027	125,000	145,779
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2041	$100,000	$118,769
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	145,523
5.00%, 12/1/2034	100,000	116,209
5.00%, 12/1/2039	180,000	212,395
5.25%, 12/1/2038	500,000	587,065
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	616,433
5.00%, 12/1/2031	4,750,000	6,154,670
5.00%, 12/1/2032	5,250,000	6,774,600
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	227,578
4.00%, 4/1/2041	200,000	221,006
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	116,993
5.00%, 1/1/2038	2,040,000	2,476,458
Series A, 5.00%, 6/1/2020	135,000	138,344
Series A, 5.00%, 6/1/2023	100,000	113,353
Series A, 5.00%, 6/1/2024	225,000	262,890
Series A, 5.00%, 6/1/2025	1,760,000	2,116,506
Series A, 5.00%, 6/1/2026	5,870,000	7,056,210
Seattle, WA, Municipal Light & Power Revenue Series B, 4.00%, 5/1/2045	175,000	188,914
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	116,407
5.00%, 8/1/2030	200,000	248,148
Snohomish County, School District No. 201 Snohomish, General Obligation 5.00%, 12/1/2027	2,500,000	3,026,800
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	215,000	247,377
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	361,667
Series A, 5.00%, 12/1/2032	360,000	439,679
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	333,666
Series B, 5.00%, 6/1/2027	120,000	143,004
Series B, 5.00%, 6/1/2037	3,090,000	3,627,722
Washington, State 5.00%, 7/1/2020	105,000	107,901
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	113,858
5.00%, 8/1/2033	255,000	315,955
Series 201, 5.00%, 8/1/2040	3,080,000	3,602,183

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2016A, 5.00%, 7/1/2021	$165,000	$175,717
Series 2016A, 5.00%, 7/1/2024	165,000	193,093
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,219,723
Series A, 5.00%, 8/1/2027	225,000	269,188
Series A, 5.00%, 8/1/2031	330,000	402,178
Series A, 5.00%, 8/1/2034	300,000	362,646
Series A, 5.00%, 8/1/2035	1,245,000	1,512,137
Series A, 5.00%, 8/1/2037	310,000	379,936
Series A, 5.00%, 8/1/2041	1,645,000	1,999,234
Series A, 5.00%, 8/1/2043	3,700,000	4,550,926
Series A-1, 5.00%, 8/1/2024	370,000	434,054
Series A-1, 5.00%, 8/1/2033	120,000	142,232
Series A-1, 5.00%, 8/1/2034	300,000	354,846
Series A-1, 5.00%, 8/1/2036	550,000	648,076
Series A-1, 5.00%, 8/1/2040	300,000	350,862
Series B, 5.00%, 7/1/2024	355,000	415,442
Series B, 5.00%, 2/1/2028	600,000	710,820
Series B, 5.00%, 2/1/2029	135,000	159,650
Series B, 5.00%, 7/1/2029	530,000	640,871
Series B, 5.00%, 7/1/2031	355,000	426,451
Series B, 5.00%, 7/1/2033	285,000	340,492
Series B, 5.00%, 2/1/2037	500,000	581,225
Series C, 5.00%, 2/1/2022	9,260,000	10,050,804
Series C, 5.00%, 2/1/2023	100,000	112,108
Series C, 5.00%, 2/1/2032	105,000	126,197
Series C, 5.00%, 2/1/2035	450,000	525,033
Series C, 5.00%, 2/1/2039	3,000,000	3,548,850
Series D, 5.00%, 2/1/2021	325,000	341,117
Series D, 5.00%, 2/1/2027	185,000	213,381
Series D, 5.00%, 2/1/2029	250,000	303,327
Series D, 5.00%, 2/1/2037	100,000	118,795
Series D, 5.00%, 2/1/2041	850,000	1,023,179
Series R, 5.00%, 7/1/2026	120,000	142,178
Series R-2015, 4.00%, 7/1/2026	450,000	504,864
Series R-2015-C, 5.00%, 7/1/2021	100,000	106,495
Series R-2015-D, 5.00%, 7/1/2027	335,000	396,158
Series R-2015E, 5.00%, 7/1/2021	125,000	133,119
Series R-2015E, 5.00%, 7/1/2024	175,000	204,796
Series R-2015E, 5.00%, 7/1/2025	315,000	373,719
Series R-2015E, 5.00%, 7/1/2026	65,000	77,013
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,920,784
Series R-2017A, 5.00%, 8/1/2022	255,000	281,357
Series R-2017A, 5.00%, 8/1/2023	100,000	113,858
Security Description	Principal Amount	Value
Series R-2017A, 5.00%, 8/1/2027	$500,000	$615,950
Series R-2017C, 5.00%, 8/1/2022	460,000	507,546
Series R-2017C, 5.00%, 8/1/2024	350,000	410,592
Series R-2017C, 5.00%, 8/1/2025	135,000	162,683
Series R-2018D, 5.00%, 8/1/2029	290,000	364,582
Series R-H, 5.00%, 7/1/2026	110,000	130,330
Series R-H, 5.00%, 7/1/2030	2,165,000	2,545,715
		128,137,143
WEST VIRGINIA — 0.2%
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,449,180
West Virginia, State General Obligation:
Series A, 5.00%, 11/1/2022	680,000	756,786
Series A, 5.00%, 6/1/2024	140,000	163,506
Series A, 5.00%, 6/1/2025	230,000	276,170
Series A, 5.00%, 6/1/2026	130,000	160,060
Series B, 4.00%, 6/1/2042	750,000	844,417
Series B, 4.00%, 12/1/2042	475,000	532,385
Series B, 5.00%, 6/1/2040	750,000	926,970
		6,109,474
WISCONSIN — 1.6%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	775,000	787,888
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	121,067
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	212,992
Series N4-B5, 5.00%, 4/1/2024	125,000	145,093
Series N4-B5, 5.00%, 4/1/2027	895,000	1,118,571
Public Finance Authority, WI, Lease Development Revenue:
5.00%, 3/1/2029	300,000	364,710
5.00%, 3/1/2036	510,000	607,991
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	7,000,000	8,789,200
Series B, 5.00%, 5/1/2031	105,000	127,275
Series B, 5.00%, 5/1/2032	550,000	664,774
Series B, 5.00%, 5/1/2033	115,000	138,481
Series B, 5.00%, 5/1/2034	275,000	330,457
Series B, 5.00%, 5/1/2035	350,000	418,663
Wisconsin, State Clean Water Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2029	$1,610,000	$1,878,693
5.00%, 6/1/2030	1,785,000	2,082,899
5.00%, 6/1/2031	1,330,000	1,551,964
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	239,801
Series 1, 5.00%, 7/1/2026	1,270,000	1,566,088
Series A, 5.00%, 7/1/2031	320,000	371,747
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2026	140,000	168,358
Series A, 5.00%, 6/1/2027	330,000	396,244
Series A, 5.00%, 6/1/2034	965,000	1,149,662
Wisconsin, State General Obligation:
5.00%, 5/1/2024	735,000	856,304
5.00%, 5/1/2025	85,000	101,624
5.00%, 5/1/2027	135,000	161,403
5.00%, 11/1/2028	205,000	256,949
5.00%, 5/1/2029	160,000	190,411
Series 1, 5.00%, 5/1/2024	110,000	124,202
Series 1, 5.00%, 11/1/2025	290,000	347,234
Series 1, 5.00%, 11/1/2027	275,000	328,457
Series 2, 5.00%, 11/1/2022	500,000	556,460
Series 2, 5.00%, 11/1/2024	1,145,000	1,353,619
Series 2, 5.00%, 11/1/2026	1,295,000	1,606,279
Series 2, 5.00%, 11/1/2027	1,780,000	2,235,698
Series 3, 5.00%, 11/1/2021	210,000	226,220
Series 3, 5.00%, 11/1/2023	180,000	200,266
Series 3, 5.00%, 11/1/2031	530,000	656,909
Series 4, 5.00%, 5/1/2025	375,000	443,325
Series 4, 5.00%, 5/1/2026	645,000	761,822
Series A, 5.00%, 5/1/2026	355,000	413,064
Series A, 5.00%, 5/1/2027	4,045,000	4,630,748
Series A, 5.00%, 5/1/2028	920,000	1,036,021
Series A, 5.00%, 5/1/2035	130,000	152,877
Series B, 4.00%, 5/1/2023	355,000	388,977
Series B, 5.00%, 5/1/2030	2,900,000	3,176,834
Series C, 5.00%, 5/1/2029	300,000	349,203
Security Description	Principal Amount	Value
Series D, 4.00%, 5/1/2029	$105,000	$117,107
Series D, 5.00%, 5/1/2032	120,000	138,056
Series D, 5.00%, 5/1/2033	1,240,000	1,425,703
		45,468,390
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,753,439,166)		2,893,361,584
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (d) (e) (Cost $1,931,769)	1,931,769	1,931,769
TOTAL INVESTMENTS — 98.9% (Cost $2,755,370,935)		2,895,293,353
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		31,451,921
NET ASSETS — 100.0%		$2,926,745,274
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.3%
Assured Guaranty Municipal Corp.	0.4%
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,893,361,584	$—	$2,893,361,584
Short-Term Investment	1,931,769	—	—	1,931,769
TOTAL INVESTMENTS	$1,931,769	$2,893,361,584	$—	$2,895,293,353
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,244,002	$4,244,002	$58,514,854	$60,827,087	$—	$—	1,931,769	$1,931,769	$29,320
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 0.5%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2020	$275,000	$284,314
Series A, 5.00%, 9/1/2021	205,000	219,533
Series A, 5.00%, 9/1/2022	3,090,000	3,421,433
Series A, 5.00%, 9/1/2023	3,950,000	4,513,744
Series B, 5.00%, 9/1/2023	5,000,000	5,713,600
Series B, 5.00%, 9/1/2024	3,560,000	4,190,191
Alabama, Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2021	405,000	423,885
Series B, 5.00%, 1/1/2023	250,000	279,198
Alabama, State General Obligation Series A, 5.00%, 8/1/2021	320,000	341,645
		19,387,543
ARIZONA — 3.1%
Arizona School Facilities Board Series A, 5.00%, 9/1/2021	250,000	267,575
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,661,136
Series B, 5.00%, 7/1/2023	8,000,000	9,097,920
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2020	250,000	256,985
Series A, 5.00%, 7/1/2021	100,000	106,531
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	210,000	234,952
5.00%, 1/1/2024	3,530,000	4,073,408
Series A, 5.00%, 1/1/2023	4,355,000	4,872,461
Series A, 5.00%, 1/1/2024	1,965,000	2,267,492
Arizona, State:
5.00%, 9/1/2020	250,000	258,280
5.00%, 10/1/2021	6,015,000	6,449,884
5.00%, 9/1/2022	185,000	204,394
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2023	7,625,000	8,656,510
Series A, 5.00%, 7/1/2021	205,000	218,130
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2021	265,000	281,973
5.00%, 7/1/2022	3,195,000	3,514,788
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	110,123
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	16,060,162
Security Description	Principal Amount	Value
Maricopa County Series A, 5.00%, 7/1/2023	$1,725,000	$1,961,066
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2021	290,000	308,836
5.00%, 7/1/2022	355,000	391,040
Maricopa County, AZ, Special Health Care District, General Obligation:
5.00%, 7/1/2021	550,000	585,426
5.00%, 7/1/2022	250,000	274,665
Phoenix, AZ, Civic Improvement Corp., Water System Revenue Series B, 5.00%, 7/1/2020	18,550,000	19,068,287
Phoenix, AZ, General Obligation:
4.00%, 7/1/2020	200,000	204,030
4.00%, 7/1/2021	415,000	434,584
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,125,000	6,416,182
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2020	190,000	194,680
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2023	4,900,000	5,562,872
5.00%, 7/1/2024	6,200,000	7,252,512
Scottsdale, AZ, General Obligation 4.00%, 7/1/2020	11,150,000	11,377,125
		112,624,009
ARKANSAS — 0.1%
Arkansas, State General Obligation:
4.00%, 6/1/2024	3,000,000	3,365,430
4.25%, 6/1/2023	1,305,000	1,444,322
5.00%, 10/1/2020	125,000	129,631
		4,939,383
CALIFORNIA — 18.4%
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2021	100,000	107,635
Beverly Hills, CA, Unified School District, General Obligation 3.00%, 8/1/2021	3,000,000	3,106,320
California Educational Facilities Authority Revenue Series U-5, 5.00%, 5/1/2021	350,000	371,669

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2019	$160,000	$160,000
5.00%, 10/1/2021	12,430,000	13,403,020
California Infrastructure & Economic Development Bank Revenue 5.00%, 10/1/2022	155,000	173,064
California Municipal Finance Authority Revenue:
Series A, 5.00%, 10/1/2020	320,000	332,474
Series A, 5.00%, 10/1/2022	245,000	273,013
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.10%, 4/1/2045 (a)	15,085,000	15,343,859
Series B, 2.25%, 4/1/2045 (a)	28,000,000	28,557,480
California, East Bay Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2023	125,000	138,176
Series B, 5.00%, 6/1/2021	165,000	175,748
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 5.00%, 12/1/2021	1,635,000	1,772,127
Series AW, 5.00%, 12/1/2022	375,000	420,814
Series AX, 5.00%, 12/1/2022	3,000,000	3,366,510
California, State Department of Water Resources Power Supply Revenue Series O, 5.00%, 5/1/2021	3,640,000	3,860,620
California, State General Obligation:
4.00%, 9/1/2021	150,000	157,980
4.00%, 10/1/2023	10,000,000	11,100,800
4.00%, 11/1/2023	3,655,000	4,065,383
4.00%, 4/1/2024	10,000,000	11,223,300
4.00%, 10/1/2024	37,530,000	42,606,308
5.00%, 3/1/2020	175,000	177,728
5.00%, 8/1/2020	23,090,000	23,810,639
5.00%, 9/1/2020	100,000	103,433
5.00%, 10/1/2020	10,000,000	10,374,500
5.00%, 8/1/2021	100,000	106,896
5.00%, 8/1/2022	190,000	210,311
5.00%, 9/1/2022	2,355,000	2,614,027
5.00%, 10/1/2022	110,000	122,440
5.00%, 11/1/2022	28,035,000	31,290,704
5.00%, 3/1/2023	4,075,000	4,596,396
5.00%, 8/1/2023	4,125,000	4,714,917
5.00%, 9/1/2023	325,000	372,456
5.00%, 10/1/2023	250,000	287,255
5.00%, 4/1/2024	3,000,000	3,497,940
5.00%, 8/1/2024	19,620,000	23,107,259
5.00%, 9/1/2024	2,500,000	2,951,700
Security Description	Principal Amount	Value
5.00%, 11/1/2024	$5,000,000	$5,932,650
4.00%, 12/1/2030 (a)	14,115,000	14,717,428
Series B, 5.00%, 8/1/2020	570,000	587,790
Series B, 5.00%, 9/1/2020	350,000	362,016
Series B, 5.00%, 8/1/2021	10,000,000	10,689,600
Series B, 5.00%, 8/1/2022	2,680,000	2,966,492
Series B, 5.00%, 8/1/2024	10,000,000	11,777,400
California, State University Revenue:
Series A, 4.00%, 11/1/2020	2,150,000	2,218,198
Series A, 5.00%, 11/1/2020	6,045,000	6,301,489
Series A, 5.00%, 11/1/2021	4,095,000	4,424,525
Series A, 5.00%, 11/1/2022	4,460,000	4,988,019
Series A, 5.00%, 11/1/2023	3,450,000	3,983,370
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	250,000	263,380
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series A, 5.00%, 3/1/2021	325,000	343,015
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	1,200,000	1,380,192
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,715,248
East Bay, CA, Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2022	390,000	430,361
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 4.00%, 10/1/2019	205,000	205,000
Series A, 5.00%, 10/1/2022	4,300,000	4,799,789
Grossmont-Cuyamaca, CA, Community College District General Obligation:
4.00%, 8/1/2020	100,000	102,424
5.00%, 8/1/2023	3,750,000	4,303,012
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2021	400,000	427,276
Series A, 5.00%, 7/1/2023	6,160,000	7,046,855
Series B, 5.00%, 7/1/2022	300,000	332,004
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 8/1/2022	500,000	554,635
Series I, 3.00%, 8/1/2023	250,000	267,760

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	$300,000	$320,565
Series A, 5.00%, 7/1/2023	2,360,000	2,700,690
Series B, 5.00%, 7/1/2023	11,000,000	12,587,960
Series B, 5.00%, 7/1/2024	19,000,000	22,446,600
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	1,720,000	1,969,675
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2021	215,000	228,969
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	5,084,157
Series A, 5.00%, 11/1/2024	7,210,000	8,438,440
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2021	315,000	335,799
Series A, 5.00%, 7/1/2022	25,530,000	28,107,253
Series A, 5.00%, 7/1/2023	20,450,000	23,240,607
Series A, 5.00%, 7/1/2024	515,000	603,204
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2022	1,570,000	1,732,919
North Orange, CA, County Community College District, General Obligation Series B, 4.00%, 8/1/2021	7,000,000	7,374,640
Oakland-Alameda County, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2020	125,000	128,828
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,781,380
5.00%, 2/15/2024	6,300,000	7,355,061
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,467,280
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	250,000	270,855
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (a)	7,500,000	8,491,050
Series D, 5.00%, 8/15/2021	2,420,000	2,596,926
Series E, 5.00%, 8/15/2020	90,000	93,060
Series E, 5.00%, 8/15/2022	3,860,000	4,286,298
Security Description	Principal Amount	Value
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 4.00%, 5/15/2021	$2,255,000	$2,361,887
San Diego County, CA, Regional Transportation Commission Revenue Series A, 3.00%, 4/1/2021	15,000,000	15,408,450
San Diego County, CA, Water Authority Financing Corp., Revenue Series S1, 5.00%, 5/1/2021	28,285,000	29,891,588
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 5.00%, 5/15/2020	300,000	307,275
Series A, 5.00%, 5/15/2021	3,510,000	3,732,604
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C, 5.00%, 8/1/2020	100,000	103,256
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,302,280
Series C, 2.13%, 10/1/2048 (a)	15,000,000	15,350,850
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2020	295,000	307,225
5.00%, 11/1/2023	3,280,000	3,785,677
San Francisco, CA, Public Utilities Commission Water Revenue:
5.00%, 11/1/2021	100,000	107,982
5.00%, 11/1/2023	2,170,000	2,504,549
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	321,483
Series B, 5.00%, 8/1/2022	3,260,000	3,612,341
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2022	4,690,000	5,176,681
Series A, 5.00%, 6/1/2023	4,385,000	5,007,802
Santa Monica-Malibu, CA, Unified School District, General Obligation 4.00%, 8/1/2021 (b)	15,405,000	16,229,476
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2021	10,010,000	10,692,582
Series B, 4.00%, 8/1/2023	255,000	282,359
Series B, 5.00%, 8/1/2022	12,150,000	13,432,189

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 7/1/2021	$210,000	$224,320
Southern California, State Public Power Authority Revenue:
Series 1, 2.00%, 7/1/2036 (a)	150,000	150,393
Series A, 5.00%, 7/1/2022	415,000	442,826
University of California, Revenue:
Series A, 5.00%, 11/1/2020	2,040,000	2,126,557
Series A, 5.00%, 11/1/2021	5,180,000	5,596,835
Series A, 5.00%, 11/1/2023	4,810,000	5,553,626
Series AO, 5.00%, 5/15/2021	230,000	244,548
Series AT, 1.40%, 5/15/2046 (a)	3,260,000	3,269,389
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,247
Series I, 5.00%, 5/15/2020	8,355,000	8,557,107
Series I, 5.00%, 5/15/2021	385,000	409,351
		662,414,780
COLORADO — 1.1%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	2,015,842
Colorado Springs, CO, Utilities System Revenue:
Series A-1, 5.00%, 11/15/2023	1,500,000	1,725,525
Series A-3, 5.00%, 11/15/2022	8,700,000	9,699,978
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2021	100,000	106,802
Series B, 5.00%, 8/1/2023	10,825,000	12,342,557
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,925,538
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	6,047,685
Platte River, CO, Power Authority Revenue Series JJ, 5.00%, 6/1/2020	420,000	430,345
		38,294,272
CONNECTICUT — 1.8%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	13,625,000	14,977,009
Series A-4, 2.00%, 7/1/2049 (a)	5,000,000	5,075,750
Series B-1, 5.00%, 7/1/2029 (a)	105,000	107,861
Security Description	Principal Amount	Value
Series C-2, 5.00%, 7/1/2057 (a)	$32,130,000	$35,919,733
Series U-2, 2.00%, 7/1/2033 (a)	6,475,000	6,573,355
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,025,000	3,186,535
South Central, Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2020	125,000	128,933
		65,969,176
DELAWARE — 0.3%
Delaware, State General Obligation:
5.00%, 3/1/2021	425,000	447,572
5.00%, 3/1/2024	880,000	1,022,217
Series A, 5.00%, 2/1/2022	375,000	407,569
Series A, 5.00%, 3/1/2023	2,175,000	2,449,398
Series B, 5.00%, 7/1/2022	3,615,000	3,983,146
5.00%, 7/1/2021	2,005,000	2,135,586
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	286,832
		10,732,320
DISTRICT OF COLUMBIA — 1.1%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2020	2,575,000	2,638,602
Series A, 5.00%, 6/1/2021	120,000	127,427
Series A, 5.00%, 6/1/2023	8,480,000	9,609,112
Series A, 5.00%, 10/15/2023	9,000,000	10,315,440
Series D, 5.00%, 6/1/2020	100,000	102,470
Series D, 5.00%, 6/1/2021	305,000	323,876
Series D, 5.00%, 6/1/2023	2,325,000	2,634,574
Series E, 5.00%, 6/1/2020	275,000	281,793
Washington Metropolitan Area Transit Authority, Revenue Series A-1, 5.00%, 7/1/2020	50,000	51,382
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,318,660
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2022	2,335,000	2,589,562
Series B, 5.00%, 10/1/2023	3,000,000	3,428,100
Series B, 5.00%, 10/1/2024	2,000,000	2,349,200
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	260,000	276,793
Series B, 5.00%, 7/1/2022	2,500,000	2,749,500
		40,796,491

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
FLORIDA — 3.3%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	$16,480,000	$16,881,452
Series A, 5.00%, 6/1/2023	3,845,000	4,358,423
Series A, 5.00%, 7/1/2023	2,000,000	2,274,480
Series B, 5.00%, 6/1/2023	5,160,000	5,849,015
Series B, 5.00%, 6/1/2024	7,775,000	9,080,422
Series C, 5.00%, 6/1/2020	150,000	153,654
Series C, 5.00%, 6/1/2024	3,940,000	4,601,526
Series D, 5.00%, 6/1/2021	475,000	503,989
Series D, 5.00%, 6/1/2024	8,380,000	9,787,002
Series E, 5.00%, 6/1/2022	125,000	137,243
Florida, State Board of Education, Lottery Revenue:
Series B, 5.00%, 7/1/2020	330,000	338,969
Series B, 5.00%, 7/1/2021	1,345,000	1,430,192
Series A, 5.00%, 7/1/2022	2,700,000	2,974,104
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	240,000	256,188
Series A, 5.00%, 9/1/2022	13,315,000	14,743,167
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2020	165,000	169,534
Series B, 5.00%, 7/1/2022	150,000	165,057
Florida's Turnpike Enterprise Revenue:
Series B, 5.00%, 7/1/2020	185,000	190,084
Series B, 5.00%, 7/1/2021	125,000	133,029
Gainesville, FL, Utilities System Revenue Series A, 5.00%, 10/1/2022	2,625,000	2,910,364
Hillsborough County, FL, School Board:
5.00%, 7/1/2022	275,000	302,368
5.00%, 7/1/2023	6,855,000	7,771,582
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2023	3,750,000	4,280,437
Series A, 5.00%, 10/1/2024	2,500,000	2,932,525
Series C, 5.00%, 10/1/2019	100,000	100,000
Miami-Dade County, FL, General Obligation:
Series A, 5.00%, 7/1/2021	3,560,000	3,791,222
Series B, 5.00%, 7/1/2020	220,000	226,112
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	219,846
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	340,000	352,597
5.00%, 10/1/2022	125,000	138,706
Security Description	Principal Amount	Value
Orlando County, FL, Utilities Commission Revenue:
Series A, 3.00%, 10/1/2027 (a)	$100,000	$101,669
Series A, 5.00%, 10/1/2019	120,000	120,000
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2021	105,000	112,004
Palm Beach County, School District:
Series A, 5.00%, 8/1/2023	12,045,000	13,699,622
Series B, 5.00%, 8/1/2021	100,000	106,670
Palm Beach County, School District Lease Revenue Series A, 5.00%, 8/1/2021	345,000	368,012
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,718,475
5.00%, 10/1/2024	1,250,000	1,473,538
South Florida Water Management District 5.00%, 10/1/2023	4,070,000	4,652,498
		119,405,777
GEORGIA — 2.4%
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	3,525,000	3,804,850
DeKalb County, GA, General Obligation:
4.00%, 10/1/2020	250,000	256,768
5.00%, 12/1/2020	4,220,000	4,400,700
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2023	5,000,000	5,615,850
Series A-1, 5.00%, 2/1/2021	225,000	236,219
Series A-1, 5.00%, 2/1/2022	11,635,000	12,645,500
Series A-1, 5.00%, 2/1/2023	500,000	561,585
Series C, 5.00%, 7/1/2020	325,000	334,080
Series C, 5.00%, 7/1/2022	11,700,000	12,894,453
Series C-1, 5.00%, 1/1/2023	4,000,000	4,480,720
Series C-1, 5.00%, 7/1/2023	10,000,000	11,380,300
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2022	8,515,000	9,252,484
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,918,300
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2021	4,890,000	5,244,574
		87,026,383
HAWAII — 1.5%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2019	250,000	250,000

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2022	$2,285,000	$2,537,675
Series D, 5.00%, 9/1/2022	4,710,000	5,212,321
Series E, 5.00%, 9/1/2024 (a)	10,000,000	11,316,100
Hawaii, State General Obligation:
5.00%, 1/1/2024	1,200,000	1,383,648
Series EH-2017, 5.00%, 8/1/2021	135,000	144,183
Series EY, 5.00%, 10/1/2020	5,540,000	5,745,257
Series EY, 5.00%, 10/1/2021	140,000	150,381
Series EY, 5.00%, 10/1/2023	7,000,000	8,010,730
Series EZ, 5.00%, 10/1/2019	240,000	240,000
Series EZ, 5.00%, 10/1/2020	6,000,000	6,222,300
Series EZ, 5.00%, 10/1/2022	150,000	166,448
Series FB, 5.00%, 4/1/2021	1,075,000	1,134,942
Series FB, 5.00%, 4/1/2022	110,000	120,085
Series FE, 5.00%, 10/1/2022	120,000	133,158
Series FG, 5.00%, 10/1/2022	2,260,000	2,507,809
Series FH, 3.00%, 10/1/2021	3,500,000	3,621,835
Series FK, 4.00%, 5/1/2022	3,250,000	3,475,420
		52,372,292
ILLINOIS — 1.1%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	7,385,000	7,956,451
Greater Chicago, Metropolitan Water Reclamation District Revenue Series D, 5.00%, 12/1/2021	500,000	538,025
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2021	245,000	256,206
5.00%, 1/1/2022	395,000	427,362
5.00%, 1/1/2024	7,995,000	9,182,817
Series A, 5.00%, 10/1/2020	380,000	393,771
Series A, 5.00%, 10/1/2023	5,020,000	5,719,537
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	10,094,433
Illinois, State Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	193,255
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	250,000	251,453
Series A, 5.00%, 1/1/2024	2,000,000	2,287,360
Series D, 5.00%, 1/1/2020	165,000	166,449
McHenry County, IL, Conservation District, General Obligation:
5.00%, 2/1/2021	125,000	130,841
5.00%, 2/1/2023	250,000	278,535
		37,876,495
Security Description	Principal Amount	Value
INDIANA — 0.2%
Ball State University Revenue Series R, 5.00%, 7/1/2021	$370,000	$393,832
Indiana, State Finance Authority Revenue Series A, 5.00%, 12/1/2022	125,000	139,112
Indiana, University Revenue Series A, 5.00%, 6/1/2023	6,625,000	7,517,321
		8,050,265
IOWA — 0.5%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2022	4,455,000	4,920,726
Iowa, State Revenue:
5.00%, 6/15/2022	210,000	230,744
5.00%, 6/15/2023	2,255,000	2,556,561
Series A, 5.00%, 6/1/2023	9,025,000	10,219,729
		17,927,760
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue:
Series A, 5.00%, 9/1/2021	345,000	369,523
Series A, 5.00%, 9/1/2023	7,500,000	8,554,950
Johnson County, Unified School District No. 233, General Obligation Series A, 5.00%, 9/1/2021	1,620,000	1,733,886
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2021	3,295,000	3,528,582
Series A, 5.00%, 9/1/2023	2,400,000	2,740,536
		16,927,477
KENTUCKY — 0.0% (c)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	112,550
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 5.00%, 5/15/2020	250,000	255,700
University of Kentucky, Revenue Series D, 5.25%, 10/1/2020	245,000	254,508
		622,758
LOUISIANA — 0.2%
Louisiana, State General Obligation:
Series B, 5.00%, 10/1/2021	7,000,000	7,501,830
Series B, 5.00%, 8/1/2022	160,000	176,067
Series C, 5.00%, 8/1/2020	280,000	288,361
Series C, 5.00%, 8/1/2023	125,000	141,720
		8,107,978

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MAINE — 0.2%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2020	$1,455,000	$1,490,938
Series B, 5.00%, 6/1/2022	175,000	192,140
Series B, 5.00%, 6/1/2023	50,000	56,638
Series D, 5.00%, 6/1/2023	4,250,000	4,814,230
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	275,095
		6,829,041
MARYLAND — 6.0%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,523,380
Baltimore County, MD, General Obligation:
5.00%, 3/1/2024	8,310,000	9,587,164
Series B, 5.00%, 10/15/2022	555,000	616,794
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,549,800
Maryland, State Department of Transportation:
5.00%, 12/15/2020	13,925,000	14,546,194
5.00%, 5/1/2023	135,000	152,581
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	4,000,000	4,208,920
5.00%, 9/1/2020	100,000	103,396
5.00%, 2/1/2021	1,625,000	1,705,584
5.00%, 5/1/2022	9,705,000	10,629,013
5.00%, 9/1/2022	15,010,000	16,619,973
5.00%, 5/1/2023	8,105,000	9,160,514
5.00%, 6/1/2023	2,410,000	2,730,892
5.00%, 11/1/2023	5,005,000	5,744,238
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	165,425
5.00%, 6/1/2022	14,200,000	15,586,914
5.00%, 3/1/2023	100,000	105,267
5.00%, 6/1/2023	13,535,000	15,337,185
5.00%, 3/1/2024	100,000	105,267
Series A, 5.00%, 3/1/2020	100,000	101,525
Series A, 5.00%, 8/1/2021	1,535,000	1,638,244
Series A, 5.00%, 3/1/2022	5,075,000	5,524,950
Series A, 5.00%, 3/15/2022	200,000	218,014
Series A, 5.00%, 8/1/2022	5,015,000	5,534,855
Series A, 5.00%, 3/1/2023	1,420,000	1,596,605
Series A, 5.00%, 3/15/2023	300,000	337,725
Series A, 5.00%, 8/1/2023	1,200,000	1,366,776
Series A, 5.00%, 3/15/2024	10,000,000	11,606,200
Series B, 5.00%, 8/1/2022	10,000,000	11,036,600
Series C, 5.00%, 8/1/2020	100,000	103,053
Series C, 5.00%, 8/1/2023	250,000	284,745
Security Description	Principal Amount	Value
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	$250,000	$273,468
5.00%, 5/1/2023	1,500,000	1,690,290
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2020	365,000	379,600
Series A, 5.00%, 11/1/2021	500,000	538,405
Series A, 5.00%, 11/1/2023	15,765,000	18,100,269
Series B, 5.00%, 11/1/2021	125,000	134,601
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/15/2020	255,000	263,979
Series A, 5.00%, 7/15/2023	10,020,000	11,400,956
Series A, 5.00%, 9/15/2023	5,000,000	5,718,350
Series A, 5.00%, 7/15/2024	14,860,000	17,417,406
Series B, 4.00%, 7/15/2022	105,000	112,851
Washington, MD, Suburban Sanitary Commission, General Obligation:
4.00%, 6/1/2020	210,000	213,746
5.00%, 6/1/2020	200,000	204,886
5.00%, 6/1/2021	200,000	212,240
5.00%, 6/1/2023	3,000,000	3,400,590
		214,589,430
MASSACHUSETTS — 4.4%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2020	150,000	152,345
Series A, 5.00%, 4/1/2022	1,685,000	1,842,531
Series A, 5.00%, 5/1/2023	3,000,000	3,398,580
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	1,390,000	1,472,316
Series B, 5.00%, 7/1/2024	2,000,000	2,342,540
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 2/1/2021	7,750,000	8,139,592
Series 2017, 5.00%, 8/1/2021	100,000	106,915
Series 2017, 5.00%, 8/1/2022	1,545,000	1,705,603
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2022	150,000	159,486
5.00%, 6/15/2024	3,500,000	3,969,315
Series A, 5.00%, 6/15/2020	140,000	143,640
Series A, 5.00%, 6/15/2021	6,000,000	6,156,840
Series A, 5.00%, 6/15/2022	9,675,000	10,286,847
Massachusetts, State General Obligation:
Series A, 5.00%, 3/1/2021	10,135,000	10,668,810
Series A, 5.00%, 7/1/2022	2,875,000	3,164,397
Series A, 5.00%, 7/1/2023	2,000,000	2,271,340
Series A, 5.00%, 1/1/2024	3,675,000	4,235,768

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2023	$2,250,000	$2,555,257
Series C, 5.00%, 8/1/2020	150,000	154,631
Series C, 5.00%, 7/1/2022	250,000	275,165
Series C, 5.00%, 8/1/2022	210,000	231,769
Series C, 5.00%, 10/1/2022	7,930,000	8,799,524
Series C, 5.00%, 2/1/2023	6,725,000	7,539,263
Series D-1-R, 1.05%, 8/1/2043 (a)	185,000	184,438
Series D-2-R, 1.70%, 8/1/2043 (a)	13,400,000	13,492,460
Series E, 3.00%, 12/1/2023	8,000,000	8,541,200
Series E, 5.00%, 11/1/2019	200,000	200,600
Series E, 5.00%, 11/1/2022	9,690,000	10,780,997
Series E, 5.00%, 11/1/2023	2,445,000	2,805,075
Series E, 5.00%, 9/1/2028	7,805,000	8,630,379
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,347,466
Series A, 5.00%, 6/1/2023	5,780,000	6,551,803
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2022	8,430,000	9,072,619
Series C-GREEN BOND, 5.00%, 8/1/2023	260,000	296,135
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,654,438
University of Massachusetts, Building Authority Revenue:
5.00%, 11/1/2019	150,000	150,449
Series 2, 5.00%, 11/1/2021	6,055,000	6,518,813
Series 2, 5.00%, 11/1/2022	1,735,000	1,930,344
		157,929,690
MICHIGAN — 0.9%
Michigan, State Building Authority Revenue:
Series I, 5.00%, 4/15/2020	3,215,000	3,278,850
Series I-A, 5.00%, 10/15/2022	200,000	222,078
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2021	2,575,000	2,765,936
5.00%, 10/1/2023	3,500,000	4,011,245
5.00%, 4/15/2024	2,500,000	2,906,375
Series I, 5.00%, 4/15/2022	50,000	54,627
Series I, 5.00%, 4/15/2023	1,500,000	1,691,910
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2019	120,000	120,742
Series A, 5.00%, 12/1/2020	2,890,000	3,016,495
Series A, 5.00%, 12/1/2021	3,000,000	3,240,840
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2022	1,420,000	1,550,186
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2023	$3,745,000	$4,220,428
Series A, 5.00%, 4/1/2024	3,250,000	3,773,965
		30,853,677
MINNESOTA — 1.6%
Minneapolis, MN, Special School District No. 1 Series D, 5.00%, 2/1/2020	110,000	111,354
Minnesota, State General Fund Revenue 5.00%, 6/1/2021	1,610,000	1,709,369
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2021	300,000	320,349
Series A, 5.00%, 10/1/2021	100,000	107,395
Series A, 5.00%, 8/1/2022	13,070,000	14,432,417
Series A, 5.00%, 8/1/2023	350,000	398,923
Series E, 2.50%, 8/1/2020	125,000	126,275
Series E, 3.00%, 8/1/2021	125,000	128,969
Series E, 5.00%, 10/1/2023	3,685,000	4,221,720
Minnesota, State Public Facilities Authority Series A, 5.00%, 3/1/2022	5,140,000	5,598,283
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2020	240,000	242,954
Series A, 5.00%, 2/1/2021	5,000,000	5,247,950
Series A, 5.00%, 2/1/2022	3,000,000	3,259,110
Series A, 5.00%, 2/1/2024	5,000,000	5,779,600
Shakopee, MN, Independent School District No. 720, General Obligation Series A, 5.00%, 2/1/2021	4,835,000	5,057,023
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,141,678
		55,883,369
MISSISSIPPI — 0.0% (c)
Mississippi, State General Obligation:
Series C, 5.00%, 10/1/2019	70,000	70,000
Series C, 5.00%, 10/1/2020	265,000	274,818
		344,818
MISSOURI — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2020	140,000	145,187
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	190,127

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Missouri, State Highways & Transportation Commission Revenue Series B, 5.00%, 5/1/2023	$6,000,000	$6,781,380
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2020	6,930,000	7,143,929
5.00%, 8/1/2021	225,000	240,304
University of Missouri, Revenue Series A, 5.00%, 11/1/2021	245,000	263,662
		14,764,589
NEBRASKA — 0.2%
Omaha, NE, Metropolitan Utilities District Revenue:
5.00%, 12/1/2021	200,000	215,788
5.00%, 12/1/2022	200,000	223,042
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	6,260,210
Series A, 4.00%, 7/15/2024	1,125,000	1,265,996
		7,965,036
NEVADA — 0.9%
Clark County, NV, General Obligation:
5.00%, 11/1/2019	300,000	300,882
5.00%, 6/1/2020	330,000	337,996
5.00%, 11/1/2020	380,000	394,949
5.00%, 11/1/2021	415,000	446,254
5.00%, 6/1/2022	120,000	131,488
5.00%, 6/1/2023	6,570,000	7,427,122
5.00%, 6/1/2024	6,900,000	8,034,705
Series A, 5.00%, 11/1/2023	260,000	297,622
Clark County, NV, Revenue:
5.00%, 7/1/2020	280,000	287,566
5.00%, 7/1/2021	270,000	287,005
Clark County, TX, Water Reclamation District, General Obligation 5.00%, 7/1/2024	5,000,000	5,861,400
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 4.00%, 6/1/2020	170,000	173,067
Series A, 5.00%, 6/1/2020	125,000	128,079
Series A, 5.00%, 6/1/2021	3,525,000	3,741,928
Series B, 5.00%, 12/1/2020	555,000	578,898
Series B, 5.00%, 6/1/2024 (b)	3,755,000	4,376,715
Truckee Meadows, NV, Water Authority Revenue 4.00%, 7/1/2020	115,000	117,334
		32,923,010
NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation 4.00%, 10/15/2023	1,505,000	1,669,075
Security Description	Principal Amount	Value
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2022	$5,095,000	$5,609,340
Series B, 5.00%, 7/1/2023	1,630,000	1,852,430
Series B, 5.00%, 7/1/2024	4,305,000	5,042,318
Rutgers, NJ, State University Revenue Series J, 5.00%, 5/1/2021	145,000	153,623
		14,326,786
NEW MEXICO — 1.1%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series A, 5.00%, 7/1/2020	95,000	97,625
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,660,900
Series A, 5.00%, 6/15/2024	8,000,000	9,326,000
Series D, 5.00%, 6/1/2022	250,000	274,140
New Mexico, State General Obligation:
Series A, 5.00%, 3/1/2022	100,000	108,816
Series A, 5.00%, 3/1/2024	3,500,000	4,054,190
Series B, 5.00%, 3/1/2022	6,750,000	7,345,080
New Mexico, State Severance Tax Permanent Fund Revenue:
5.00%, 7/1/2021	1,405,000	1,495,496
Series A, 5.00%, 7/1/2021	1,435,000	1,527,428
Series A, 5.00%, 7/1/2022	8,160,000	8,969,717
Series B, 4.00%, 7/1/2021	135,000	141,370
Series B, 4.00%, 7/1/2022	335,000	359,234
Series B, 4.00%, 7/1/2023	130,000	142,696
		39,502,692
NEW YORK — 15.5%
Erie County, NY, Industrial Development Agency School Facility Revenue Series A, 5.00%, 5/1/2021	3,275,000	3,474,546
Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 11/15/2021	215,000	231,865
Series A, 5.00%, 11/15/2022	6,095,000	6,793,609
Monroe County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2023	4,350,000	4,924,678
Monroe County, NY, Industrial Development Corp. Revenue:
Series A, 5.00%, 7/1/2023	500,000	570,595
Series B, 5.00%, 7/1/2023	600,000	684,714
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2019	150,000	150,206

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/15/2021	$155,000	$166,844
Series 180, 5.00%, 6/1/2021	125,000	132,885
New York City Water & Sewer System Revenue:
Series A, 5.00%, 6/15/2023	140,000	158,777
Series CC, 5.00%, 6/15/2023	880,000	951,896
Series CC-1, 4.00%, 6/15/2021	100,000	104,843
Series DD2, 5.00%, 6/15/2024	12,000,000	13,435,080
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S, 5.00%, 7/15/2022	160,000	177,166
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S, 5.00%, 7/15/2020	1,835,000	1,890,140
Series S, 5.00%, 7/15/2021	400,000	427,656
Series S, 5.00%, 7/15/2022	40,000	44,292
Series S-1, 5.00%, 7/15/2020	15,000	15,435
Series S-1, 5.00%, 7/15/2022	200,000	220,354
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	15,000,000	16,684,050
5.00%, 8/1/2023	4,300,000	4,894,131
Series A-1, 5.00%, 8/1/2022	100,000	110,336
Series A-1, 5.00%, 8/1/2023	6,120,000	6,965,600
Series A-1, 5.00%, 8/1/2024	1,000,000	1,171,580
Series C, 5.00%, 11/1/2020	8,720,000	9,069,759
Series C, 5.00%, 11/1/2021	5,025,000	5,409,915
Series C, 5.00%, 11/1/2022	3,695,000	4,109,838
Series C, 5.00%, 11/1/2023	4,560,000	5,229,590
Series C-1, 5.00%, 5/1/2020	105,000	107,269
Series C-1, 5.00%, 11/1/2021	7,000,000	7,536,200
Series C-1, 5.00%, 5/1/2023	16,000,000	18,071,680
New York, NY, General Obligation:
Series 1, 5.00%, 8/1/2020	8,115,000	8,366,240
Series A, 2.00%, 8/1/2021	100,000	101,316
Series A, 5.00%, 8/1/2021	1,500,000	1,600,890
Series A, 5.00%, 8/1/2022	22,130,000	24,430,413
Series A, 5.00%, 8/1/2023	21,715,000	24,741,637
Series C, 5.00%, 8/1/2020	135,000	139,180
Series C, 5.00%, 8/1/2021	1,500,000	1,600,890
Series C, 5.00%, 8/1/2022	15,360,000	16,956,672
Series C, 5.00%, 8/1/2023	3,040,000	3,463,715
Series E, 5.00%, 8/1/2020	275,000	283,514
Series E, 5.00%, 8/1/2021	11,180,000	11,931,967
Series E, 5.00%, 8/1/2022	150,000	165,593
Series E, 5.00%, 8/1/2023	5,000,000	5,696,900
Series E, 5.00%, 8/1/2024	17,500,000	20,538,525
Series G, 5.00%, 8/1/2020	120,000	123,715
Series J, 4.00%, 8/1/2021	3,045,000	3,194,905
Security Description	Principal Amount	Value
Subseries D, 5.00%, 8/1/2038 (a)	$20,000,000	$22,658,600
New York, NY, Local Gov't Assistance Corp., Revenue Series A, 5.00%, 4/1/2021	7,495,000	7,929,035
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	111,236
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	197,460
New York, State Dormitory Authority Revenue:
Series A, 4.00%, 7/1/2020	3,765,000	3,846,249
Series A, 5.00%, 7/1/2020	170,000	174,930
Series A, 5.00%, 10/1/2020	2,390,000	2,479,027
Series A, 5.00%, 7/1/2022	1,220,000	1,345,941
Series A, 5.00%, 10/1/2022	2,450,000	2,721,705
Series A, 5.00%, 7/1/2023	740,000	843,311
Series A, 5.00%, 10/1/2023	8,785,000	10,068,063
Series A, 5.00%, 10/1/2024	1,025,000	1,208,844
Series B, 5.00%, 10/1/2023	800,000	922,608
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2021 (d)	215,000	231,430
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2022	15,045,000	16,351,056
Series A, 5.00%, 3/15/2022	330,000	359,641
Series A, 5.00%, 3/15/2023	4,930,000	5,546,447
Series A, 5.00%, 2/15/2024	9,500,000	10,985,515
Series A, 5.00%, 3/15/2024	5,000,000	5,796,150
Series B, 5.00%, 2/15/2022	3,600,000	3,912,516
Series B, 5.00%, 2/15/2023	1,500,000	1,683,165
Series D, 5.00%, 2/15/2021	5,255,000	5,521,691
Series D, 5.00%, 2/15/2022	13,275,000	14,427,403
Series D, 5.00%, 2/15/2023	8,900,000	9,986,779
Series E, 5.00%, 2/15/2022	5,220,000	5,673,148
Series E, 5.00%, 2/15/2023	5,510,000	6,182,826
Series E, 5.00%, 3/15/2024	1,800,000	2,086,614
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2020	100,000	101,678
Series A, 5.00%, 3/15/2021	15,345,000	16,170,715
Series A, 5.00%, 3/15/2022	23,500,000	25,628,630
Series A, 5.00%, 3/15/2023	24,570,000	27,659,923
Series A, 5.00%, 3/15/2024	700,000	812,119
Series C, 5.00%, 3/15/2023	255,000	287,069
Series E, 5.00%, 3/15/2024	3,560,000	4,130,205
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2020	580,000	595,324

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2022	$6,220,000	$6,846,665
5.00%, 6/15/2023	500,000	567,645
Series A, 5.00%, 6/15/2021	205,000	217,981
Series A, 5.00%, 6/15/2023	3,655,000	4,149,485
New York, State General Obligation:
Series A, 5.00%, 3/1/2021	665,000	702,247
Series A, 5.00%, 2/15/2024	500,000	582,805
New York, State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2021	10,515,000	11,080,812
Series A, 5.00%, 3/15/2022	30,215,000	32,951,874
Series A, 5.00%, 3/15/2023	10,955,000	12,336,645
Series A, 5.00%, 3/15/2024	18,430,000	21,399,257
Series C, 5.00%, 3/15/2020	100,000	101,678
Series E, 5.00%, 3/15/2023	125,000	140,765
Town of Oyster Bay NY 3.25%, 8/1/2020 (d)	825,000	838,307
Triborough, NY, Bridge & Tunnel Authority Revenue Series A, 5.00%, 11/15/2024	3,525,000	4,185,373
Utility Debt Securitization Authority Revenue Series B, 5.00%, 6/15/2023	1,000,000	1,063,590
Westchester County, NY, General Obligation:
Series A, 5.00%, 1/1/2021	3,020,000	3,167,769
Series A, 5.00%, 1/1/2023	900,000	1,010,304
		557,231,856
NORTH CAROLINA — 2.4%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	270,070
Guilford County, NC, General Obligation 5.00%, 3/1/2022	725,000	789,822
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,440,800
5.00%, 3/1/2024	9,045,000	10,498,351
Series A, 5.00%, 9/1/2022	3,345,000	3,704,788
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,329,724
Mecklenburg County, NC, Revenue:
Series A, 5.00%, 10/1/2020	655,000	678,999
Series A, 5.00%, 10/1/2021	280,000	300,532
Series A, 5.00%, 10/1/2024	2,150,000	2,529,927
North Carolina, Revenue:
Series B, 5.00%, 6/1/2021	195,000	207,000
Series B, 5.00%, 6/1/2022	115,000	126,168
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,397,320
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2020	$250,000	$256,140
Series A, 5.00%, 6/1/2022	6,000,000	6,595,980
Series A, 5.00%, 6/1/2023	19,150,000	21,744,059
North Carolina, State Revenue:
Series C, 5.00%, 5/1/2021	100,000	105,850
Series C, 5.00%, 5/1/2023	8,000,000	9,026,880
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	155,752
5.00%, 10/1/2023	1,250,000	1,432,588
Wake County, NC, Revenue:
5.00%, 9/1/2020	100,000	103,387
Series A, 5.00%, 12/1/2021	1,665,000	1,797,184
Series A, 5.00%, 12/1/2022	125,000	139,401
Series A, 5.00%, 8/1/2023	5,000,000	5,684,850
		84,315,572
OHIO — 2.1%
Columbus, OH, General Obligation:
Seres A, 4.00%, 8/15/2024	1,645,000	1,857,912
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,818,000
Series A, 4.00%, 4/1/2022	1,735,000	1,852,876
Series A, 5.00%, 2/15/2024	3,740,000	4,335,109
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	111,554
Ohio, State General Obligation:
5.00%, 9/1/2021	200,000	214,138
Series A, 4.00%, 5/1/2022	250,000	260,805
Series A, 5.00%, 3/15/2022	5,535,000	6,034,921
Series A, 5.00%, 9/15/2022	125,000	138,545
Series A, 5.00%, 9/1/2023	325,000	371,248
Series B, 5.00%, 8/1/2023	130,000	148,119
Series B, 5.00%, 6/15/2026	4,415,000	4,856,059
Series C, 3.00%, 11/1/2020	8,460,000	8,616,510
Series C, 5.00%, 11/1/2022	6,475,000	7,206,157
Series S, 5.00%, 5/1/2023	105,000	118,793
Series V, 5.00%, 5/1/2023	5,725,000	6,477,036
Ohio, State Infrastructure Project Revenue Series 2016-1, 5.00%, 12/15/2021	2,550,000	2,756,601
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,744,213
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2023	6,500,000	7,478,835
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 12/1/2023	300,000	345,177
Series B, 5.00%, 12/1/2020	1,680,000	1,752,542

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2022	$7,070,000	$7,762,436
		75,257,586
OKLAHOMA — 0.2%
Oklahoma, State Capitol Improvement Authority Revenue Series A, 5.00%, 7/1/2022	150,000	164,970
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2020	100,000	100,697
Series D, 4.00%, 1/1/2023	125,000	135,721
Series D, 5.00%, 1/1/2024	505,000	581,831
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,815,000	4,162,775
5.00%, 4/1/2023	2,500,000	2,813,725
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	176,773
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	234,261
		8,370,753
OREGON — 1.2%
Oregon, State Department of Authority Services Lottery Revenue Series D, 5.00%, 4/1/2020	85,000	86,575
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2019	140,000	140,622
Series A, 5.00%, 11/15/2021	125,000	134,832
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	8,830,000	9,668,320
Series A, 5.00%, 5/1/2024	11,000,000	12,810,050
Portland, OR, Community College District, General Obligation:
5.00%, 6/15/2020	390,000	400,195
5.00%, 6/15/2022	7,500,000	8,249,325
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2020	100,000	102,470
Series A, 5.00%, 6/1/2021	660,000	700,847
Series A, 5.00%, 6/15/2021	120,000	127,598
Series A, 5.00%, 5/1/2023	6,470,000	7,307,736
Series B, 5.00%, 6/15/2022	4,250,000	4,668,625
Washington County, OR, General Obligation 5.00%, 3/1/2020	125,000	126,928
		44,524,123
Security Description	Principal Amount	Value
PENNSYLVANIA — 2.7%
Pennsylvania, State General Obligation:
5.00%, 3/15/2021	$230,000	$242,137
5.00%, 9/15/2021	15,565,000	16,665,601
5.00%, 3/15/2022	1,000,000	1,088,290
5.00%, 7/15/2022	16,455,000	18,100,994
5.00%, 8/15/2022	7,070,000	7,797,998
5.00%, 8/15/2023	15,455,000	17,579,908
5.00%, 1/1/2024	605,000	694,885
Series D, 5.00%, 8/15/2022	200,000	220,594
Series REF, 5.00%, 1/15/2021	13,470,000	14,099,857
Series REF, 5.00%, 1/15/2023	9,500,000	10,615,870
Series REF, 5.00%, 1/15/2024	5,260,000	6,048,316
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	310,074
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,675,000	1,794,394
		95,258,918
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	3,070,000	3,202,378
Rhode Island, State General Obligation Series D, 5.00%, 8/1/2021	4,000,000	4,272,080
		7,474,458
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2022	3,495,000	3,803,993
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2021	205,000	215,738
Series A, 5.00%, 3/1/2024	1,610,000	1,862,689
South Carolina, State General Obligation:
Series A, 5.00%, 10/1/2020	150,000	155,558
Series A, 5.00%, 4/1/2024	4,985,000	5,802,889
		11,840,867
TENNESSEE — 0.8%
Hamilton, TN, General Obligation Series A, 5.00%, 4/1/2023	3,500,000	3,950,730

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2022	$4,665,000	$5,130,567
Series A, 5.00%, 7/1/2021	150,000	159,661
Series C, 5.00%, 7/1/2021	145,000	154,339
Nashville & Davidson County, TN, Metropolitan Government Revenue Series B, 5.00%, 5/15/2023	1,200,000	1,355,640
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2020	140,000	144,322
Series A, 5.00%, 8/1/2021	3,735,000	3,990,437
Series A, 5.00%, 8/1/2022	6,430,000	7,104,057
Series A, 5.00%, 2/1/2023	4,970,000	5,580,415
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2020	105,000	109,131
5.00%, 11/1/2021	285,000	306,586
		27,985,885
TEXAS — 11.9%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	145,000	152,399
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2021	325,000	350,210
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,980,000	3,080,366
5.00%, 9/1/2021	1,375,000	1,471,924
5.00%, 9/1/2023	5,000,000	5,690,950
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	5,910,000	6,927,111
Series B, 5.00%, 8/1/2022 (d)	4,500,000	4,970,430
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	177,799
5.00%, 11/15/2023	3,315,000	3,804,791
Series A, 5.00%, 11/15/2020	1,660,000	1,728,392
Series A, 5.00%, 11/15/2023	4,880,000	5,601,020
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2021	4,040,000	4,244,424
5.00%, 2/15/2024	1,325,000	1,532,164
Birdville, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (d)	245,000	266,327
Series A, 5.00%, 2/15/2023 (d)	5,000,000	5,614,000
Series A, 5.00%, 2/15/2024 (d)	3,710,000	4,295,178
Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2024 (d)	$2,590,000	$2,998,521
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	100,007
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	100,000	105,103
5.00%, 8/15/2023	8,955,000	10,186,223
Cypress-Fairbanks, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2024 (d)	3,455,000	3,996,779
Series B-2, 1.40%, 2/15/2040 (a) (d)	200,000	199,792
Series C, 5.00%, 2/15/2023 (d)	1,380,000	1,549,464
Series C, 5.00%, 2/15/2024 (d)	2,885,000	3,337,397
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	10,339,560
Series B, 5.00%, 12/1/2021	2,840,000	3,064,843
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2020	3,025,000	3,154,530
Dallas, TX, General Obligation:
5.00%, 2/15/2021	4,475,000	4,702,106
5.00%, 2/15/2022	250,000	271,090
5.00%, 2/15/2023	1,850,000	2,068,078
5.00%, 2/15/2024	15,100,000	17,370,587
Dallas, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	350,000	374,307
Dallas, TX, Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2023	2,025,000	2,314,818
Denton, TX, Independent School District, General Obligation Zero Coupon, 8/15/2022 (d)	115,000	110,298
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	280,470
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2022 (d)	4,295,000	4,672,058
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2024	4,740,000	5,475,127
Fort Worth, TX, Independent School District, General Obligation:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2021 (d)	$135,000	$141,889
5.00%, 2/15/2022 (d)	2,560,000	2,780,339
5.00%, 2/15/2023 (d)	2,000,000	2,242,780
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2021	3,640,000	3,825,749
Frisco, TX, General Obligation Series A, 5.00%, 2/15/2023	2,650,000	2,973,565
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	3,350,000	3,582,657
Harris County, TX, General Obligation Series A, 5.00%, 8/15/2022	530,000	584,415
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2021	105,000	113,088
Series A, 5.00%, 8/15/2020	100,000	103,187
Series B, 5.00%, 11/1/2020	5,210,000	5,416,108
Series B, 5.00%, 11/1/2023	1,475,000	1,691,589
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	2,700,000	2,992,680
Houston, TX, Combined Utility System Revenue Series D, 5.00%, 11/15/2020	200,000	208,286
Houston, TX, General Obligation Series A, 5.00%, 3/1/2021	9,125,000	9,604,336
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	210,000	212,867
5.00%, 2/15/2021 (d)	400,000	420,412
5.00%, 2/15/2022 (d)	10,995,000	11,952,115
5.00%, 2/15/2023 (d)	10,735,000	12,053,258
5.00%, 2/15/2024 (d)	4,165,000	4,820,030
Series A, 5.00%, 2/15/2021 (d)	4,240,000	4,456,367
Series A, 5.00%, 2/15/2022 (d)	3,145,000	3,418,772
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2020	115,000	119,764
Series D, 5.00%, 11/15/2019	210,000	210,930
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	1,505,000	1,738,907
Irving, TX, Independent School District, General Obligation:
Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2022 (d)	$145,000	$157,659
Series A, 5.00%, 2/15/2024 (d)	520,000	601,063
Katy, TX, Independent School District, General Obligation 5.00%, 2/15/2020 (d)	100,000	101,376
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2023 (d)	4,000,000	4,485,560
Lewisville, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2023 (d)	3,300,000	3,767,148
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2023	115,000	129,000
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,400,000	1,568,966
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2021	130,000	139,190
5.00%, 9/1/2022	400,000	443,024
Northside, TX, Independent School District, General Obligation 5.00%, 8/1/2021 (d)	1,000,000	1,068,020
Northwest, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	4,100,000	4,741,035
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (d)	6,355,000	6,905,089
Series A, 5.00%, 2/15/2023 (d)	4,085,000	4,582,308
San Antonio, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	2,930,000	3,079,518
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2021	505,000	529,558
5.00%, 2/1/2022	4,410,000	4,785,180
5.00%, 2/1/2023	5,300,000	5,938,014
5.00%, 2/1/2024	8,505,000	9,811,708
Series B, 2.00%, 2/1/2033 (a)	375,000	377,419
Series D, 3.00%, 12/1/2045 (a)	16,375,000	16,666,639
San Antonio, TX, General Obligation 5.00%, 2/1/2022	4,000,000	4,341,600

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (a)	$30,000,000	$31,395,000
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	146,868
Texas Transportation Commission State Highway Fund Series A, 5.00%, 10/1/2020	150,000	155,511
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2020	315,000	322,223
Series C, 5.00%, 5/15/2022	6,815,000	7,471,557
Texas, State General Obligation:
2.25%, 8/1/2029 (a)	5,890,000	5,930,170
5.00%, 10/1/2020	100,000	103,705
5.00%, 10/1/2021	8,175,000	8,777,824
5.00%, 4/1/2022	50,000	54,623
5.00%, 10/1/2023	3,660,000	4,191,542
5.00%, 4/1/2024	1,000,000	1,162,640
Series A, 4.00%, 10/1/2019	230,000	230,000
Series A, 4.00%, 10/1/2021	7,125,000	7,508,824
Series A, 5.00%, 10/1/2020	250,000	259,263
Series A, 5.00%, 10/1/2021	1,630,000	1,750,196
Series A, 5.00%, 10/1/2022	1,360,000	1,510,389
Series A, 5.00%, 10/1/2023	5,000,000	5,726,150
Texas, State Public Finance Authority Revenue:
Series A, 5.00%, 2/1/2023	1,500,000	1,679,535
Series A, 5.00%, 2/1/2024	1,500,000	1,729,785
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2020	455,000	471,717
5.00%, 10/1/2021	5,090,000	5,464,319
5.00%, 10/1/2023	3,200,000	3,660,672
Series A, 3.00%, 10/1/2021	3,025,000	3,128,485
Series A, 5.00%, 4/1/2021	170,000	179,401
Series A, 5.00%, 10/1/2021	4,065,000	4,363,940
Series A, 5.00%, 10/1/2023	100,000	114,396
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2023	660,000	742,751
Series A, 5.00%, 3/15/2024	7,000,000	8,121,050
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	4,266,637
5.00%, 8/1/2024	6,070,000	7,108,395
Series A, 5.00%, 10/15/2020	110,000	114,244
Series A, 5.00%, 4/15/2021	380,000	401,611
Series B, 5.00%, 10/15/2023	2,000,000	2,289,760
Trinity River, TX, Authority Regional Wastewater System Revenue:
Security Description	Principal Amount	Value
5.00%, 8/1/2021	$240,000	$256,099
5.00%, 8/1/2022	160,000	176,256
University of North Texas, Revenue Series A, 5.00%, 4/15/2020	1,685,000	1,718,734
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	219,904
5.00%, 7/1/2023	3,380,000	3,834,576
University of Texas, Revenue:
Series C, 5.00%, 8/15/2022	150,000	165,534
Series D, 5.00%, 8/15/2020	120,000	123,792
Series D, 5.00%, 8/15/2021	135,000	144,168
Series D, 5.00%, 8/15/2022	1,725,000	1,903,641
Series E, 5.00%, 8/15/2020	195,000	201,162
Series E, 5.00%, 8/15/2021	330,000	352,410
Series E, 5.00%, 8/15/2022	415,000	457,977
Series H, 5.00%, 8/15/2020	2,960,000	3,053,536
Series H, 5.00%, 8/15/2022	5,770,000	6,367,541
Series H, 5.00%, 8/15/2023	1,800,000	2,048,958
Series I, 5.00%, 8/15/2021	7,470,000	7,977,288
Series J, 5.00%, 8/15/2020	3,090,000	3,187,644
		429,184,210
UTAH — 0.6%
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	256,271
Utah, State General Obligation:
5.00%, 7/1/2020	100,000	102,778
5.00%, 7/1/2021	3,000,000	3,194,850
5.00%, 7/1/2022	15,815,000	17,426,695
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	160,000	164,182
		21,144,776
VIRGINIA — 3.2%
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2021	6,360,000	6,714,634
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2019	100,000	100,000
Series A, 4.00%, 10/1/2023	5,250,000	5,812,748
Series A, 5.00%, 10/1/2021	9,435,000	10,134,605
Series A, 5.00%, 10/1/2022	215,000	238,775
Series C, 5.00%, 10/1/2021	175,000	187,976
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	208,636
Series A, 5.00%, 12/1/2023	3,475,000	4,013,625
Richmond, VA, General Obligation Series B, 5.00%, 7/15/2022	11,540,000	12,744,545

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	$175,000	$196,156
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	12,925,000	14,028,795
Series A, 5.00%, 2/1/2021	235,000	246,524
Series A, 5.00%, 2/1/2022	60,000	65,124
Series A, 5.00%, 2/1/2023	16,915,000	18,961,239
Series B, 5.00%, 9/1/2022	440,000	486,794
Series B, 5.00%, 2/1/2023	6,020,000	6,746,795
Series D, 5.00%, 2/1/2022	130,000	141,102
Series E, 5.00%, 2/1/2023	5,000,000	5,603,650
Series E, 5.00%, 2/1/2024	4,000,000	4,621,880
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	110,836
5.00%, 9/15/2024	2,710,000	3,193,356
Series A, 5.00%, 5/15/2022	1,200,000	1,315,608
Series B, 5.00%, 5/15/2020	140,000	143,227
Series C, 5.00%, 5/15/2023	250,000	282,992
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2021	1,000,000	1,061,890
Series B, 5.00%, 6/1/2022	9,055,000	9,949,362
Virginia, State Public Building Authority Revenue:
Series B, 5.00%, 8/1/2022	100,000	110,336
Series B, 5.00%, 8/1/2023	3,830,000	4,357,659
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2022	860,000	951,676
5.00%, 8/1/2023	545,000	622,940
5.00%, 8/1/2024	1,035,000	1,219,499
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	288,590
		114,861,574
WASHINGTON — 3.4%
Energy Northwest, WA, Electric Revenue Series A, 5.00%, 7/1/2022	3,065,000	3,374,412
Energy Northwest, WA, Electricity Revenue:
Series A, 5.00%, 7/1/2021	330,000	351,374
Series A, 5.00%, 7/1/2023	10,850,000	12,330,591
King & Snohomish Counties, WA, School District No. 417, General Obligation 5.00%, 12/1/2021	500,000	539,920
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	7,310,000	8,410,813
Security Description	Principal Amount	Value
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2020	$265,000	$276,411
5.00%, 12/1/2021	7,230,000	7,808,834
Pierce County, WA, School District No. 10, General Obligation 5.00%, 12/1/2020	3,650,000	3,804,577
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 9/1/2020	105,000	108,566
Series B, 5.00%, 4/1/2021	8,825,000	9,317,082
Snohomish County, WA, School District No. 15 Edmonds, General Obligation 5.00%, 12/1/2020	100,000	104,306
Spokane, WA, Water & Wastewater Revenue 5.00%, 12/1/2020	2,210,000	2,305,428
University of Washington, Revenue Series A, 5.00%, 5/1/2048 (a)	7,000,000	7,509,180
Washington, State 5.00%, 7/1/2022	275,000	302,288
Washington, State General Obligation:
5.00%, 7/1/2022	100,000	110,038
5.00%, 7/1/2023	2,030,000	2,305,410
Series 2016A, 5.00%, 7/1/2021	8,060,000	8,583,497
Series 2016A, 5.00%, 7/1/2022	17,135,000	18,855,011
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,983,238
Series B, 5.00%, 8/1/2021	1,490,000	1,591,350
Series B, 5.00%, 7/1/2022	500,000	550,190
Series B, 5.00%, 7/1/2023	2,000,000	2,271,340
Series C, 5.00%, 2/1/2024	11,860,000	13,709,211
Series R-2015, 5.00%, 7/1/2021	285,000	303,511
Series R-2015-C, 5.00%, 7/1/2022	255,000	280,597
Series R-2017A, 5.00%, 8/1/2020	270,000	278,335
Series R-2017A, 5.00%, 8/1/2021	7,000,000	7,476,140
Series R-F, 5.00%, 7/1/2021	100,000	106,495
Series R-G, 4.00%, 7/1/2022	2,390,000	2,565,569
		121,513,714
WEST VIRGINIA — 0.0% (c)
West Virginia, State General Obligation Series B, 5.00%, 12/1/2021	250,000	270,070

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
WISCONSIN — 2.5%
Madison, WI, General Obligation:
Series A, 1.25%, 10/1/2019	$100,000	$100,000
Series A, 3.00%, 10/1/2019	100,000	100,000
Series A, 4.00%, 10/1/2023	125,000	137,576
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	453,209
Series N3, 5.00%, 4/1/2021	500,000	527,650
Series N4, 5.00%, 4/1/2021	11,765,000	12,415,604
Series N4, 5.00%, 4/1/2022	110,000	120,085
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
Series 1, 5.00%, 6/1/2021	190,000	201,596
Series 1, 5.00%, 6/1/2022	2,795,000	3,066,395
Wisconsin, State Department of Transportation Revenue:
Series 2, 5.00%, 7/1/2020	275,000	282,620
Series 2, 5.00%, 7/1/2021	145,000	154,392
Series 2, 5.00%, 7/1/2022	65,000	71,525
Series A, 5.00%, 7/1/2022	4,525,000	4,979,219
Series A, 5.00%, 7/1/2023	1,245,000	1,413,909
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2021	90,000	95,308
Series 1, 5.00%, 11/1/2021	185,000	199,289
Series 1, 5.00%, 11/1/2022	250,000	278,230
Series 1, 5.00%, 11/1/2023	2,500,000	2,870,325
Series 2, 5.00%, 11/1/2022	14,070,000	15,658,784
Series 2, 5.00%, 11/1/2023	13,745,000	15,781,047
Series 3, 5.00%, 11/1/2021	5,435,000	5,854,799
Series A, 5.00%, 5/1/2020	205,000	209,442
Series A, 5.00%, 5/1/2022	125,000	136,868
Series A, 5.00%, 5/1/2023	8,685,000	9,815,990
Series A, 5.00%, 5/1/2024	130,000	142,410
Series A, 5.00%, 5/1/2027	2,500,000	2,823,500
Series A, 5.00%, 5/1/2034	645,000	728,463
Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2021	$175,000	$185,322
Series C, 5.00%, 5/1/2023	2,700,000	3,052,647
Series D, 5.00%, 5/1/2021	8,065,000	8,540,674
		90,396,878
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,529,247,714)		3,569,018,537
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (e) (f) (Cost $12,155,404)	12,155,404	12,155,404
TOTAL INVESTMENTS — 99.5% (Cost $3,541,403,118)		3,581,173,941
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		18,066,102
NET ASSETS — 100.0%		$3,599,240,043
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.0%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,569,018,537	$—	$3,569,018,537
Short-Term Investment	12,155,404	—	—	12,155,404
TOTAL INVESTMENTS	$12,155,404	$3,569,018,537	$—	$3,581,173,941
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,695,980	$10,695,980	$158,977,736	$157,518,312	$—	$—	12,155,404	$12,155,404	$57,647
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.5%
ALABAMA — 1.3%
6.45%, 12/1/2023	$400,000	$406,024
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	2,835,000	3,178,857
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	109,495
Series A, 3.00%, 2/1/2030	100,000	103,888
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	274,342
Series D, 6.00%, 10/1/2042	1,210,000	1,439,924
Series D, 6.50%, 10/1/2053	2,010,000	2,421,809
Mobile County Board of School Commissioners, Special Tax Series B, 5.00%, 3/1/2028	465,000	547,500
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	100,000	102,710
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,711,648
Tuscaloosa County, AL, Industrial Development Authority Revenue Series A, 5.25%, 5/1/2044 (b)	1,020,000	1,174,969
		11,471,166
ALASKA — 0.5%
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	500,795
Series A, 5.00%, 6/1/2046	2,890,000	2,894,566
Series B, Zero Coupon, 6/1/2046	2,600,000	290,784
University of Alaska, AK, Revenue:
Series T, 5.00%, 10/1/2039	150,000	170,813
Series V-1, 5.00%, 10/1/2044	275,000	313,450
		4,170,408
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,070,620
ARIZONA — 2.4%
Arizona Industrial Development Authority Revenue:
Security Description	Principal Amount	Value
5.25%, 7/1/2022 (b)	$300,000	$301,122
Series A, 5.00%, 3/1/2037 (b)	75,000	82,281
Series A, 5.00%, 3/1/2042 (b)	70,000	75,990
Series A, 5.00%, 7/15/2049 (b)	500,000	544,655
Series A, 5.25%, 7/1/2047 (b)	240,000	247,903
Series A, 5.38%, 7/1/2050 (b)	500,000	548,635
Series A, 6.38%, 6/1/2039 (b)	1,000,000	1,063,470
Series B, 5.00%, 1/1/2043	710,000	795,051
Series D, 5.00%, 7/1/2051 (b)	185,000	200,542
Series G, 5.00%, 7/1/2047 (b)	100,000	108,752
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,143,509
5.25%, 11/15/2046	1,010,000	1,075,266
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2036	225,000	255,314
6.00%, 7/1/2052 (b)	1,870,000	2,135,203
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	268,723
4.00%, 10/1/2041	30,000	32,177
4.00%, 10/1/2047	185,000	197,136
5.00%, 7/1/2035 (b)	1,325,000	1,429,741
Series A, 4.00%, 7/1/2022 (b)	750,000	750,233
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	1,031,010
5.25%, 7/1/2036	315,000	299,071
6.00%, 7/1/2048	1,070,000	1,070,546
6.75%, 2/1/2050 (b)	310,000	338,836
Series A, 7.38%, 7/1/2049	100,000	102,629
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	890,000	976,633
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2032	1,815,000	2,358,121
5.00%, 12/1/2037	2,300,000	3,098,698
5.25%, 12/1/2027	265,000	328,271
5.25%, 12/1/2028	105,000	132,426
Watson Road, AZ, Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	300,000	300,069
		21,292,013
ARKANSAS — 0.4%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (b)	2,000,000	2,148,900

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	$100,000	$102,451
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	526,906
5.50%, 7/1/2043	830,000	855,755
		3,634,012
CALIFORNIA — 12.6%
Abc, CA, Unified School District, General Obligation Series C, Zero Coupon, 8/1/2028 (a)	100,000	83,829
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (a)	175,000	181,606
Series B, 5.00%, 10/1/2037	500,000	585,185
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	495,423
Series A, 5.00%, 3/1/2041	665,000	710,001
Series A, 5.25%, 3/1/2036	1,250,000	1,379,725
Bakersfield, CA, City School District, General Obligation Series C, 5.80%, 5/1/2042	210,000	175,203
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	158,423
California Community Housing Agency, Essential Revenue Series S, 5.00%, 8/1/2049 (b)	500,000	561,020
California Community Housing Agency, Workforce Housing Revenue Series A, 5.00%, 4/1/2049 (b)	405,000	451,300
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	4,020,000	719,872
5.25%, 6/1/2045	115,000	115,345
5.25%, 6/1/2046	105,000	105,015
5.45%, 6/1/2028	1,000,000	1,017,800
Series A, 5.25%, 6/1/2045	175,000	175,054
Series C, Zero Coupon, 6/1/2057	5,000,000	565,100
California Educational Facilities Authority Revenue Series A, 5.00%, 4/1/2035	250,000	301,600
California State, Public Works Board, Lease Revenue 2.50%, 10/1/2029	200,000	208,974
California Statewide Communities Development Authority, Hospital Revenue 4.25%, 1/1/2043	480,000	528,106
Security Description	Principal Amount	Value
California, Golden State Tobacco Securitization Corp., CA, Revenue:
Series A, 3.25%, 6/1/2034	$490,000	$519,763
Series A, 5.00%, 6/1/2029	500,000	566,225
Series A, 5.00%, 6/1/2045	320,000	371,395
Series A-1, 5.00%, 6/1/2030	1,500,000	1,808,340
Series A-1, 5.00%, 6/1/2047	5,195,000	5,327,940
Series A-1, 5.25%, 6/1/2047	4,660,000	4,798,402
Series A-2, 5.00%, 6/1/2047	8,070,000	8,276,511
Series A-2, 5.30%, 6/1/2037	2,100,000	2,184,504
Series B, Zero Coupon, 6/1/2047	12,590,000	2,127,080
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	375,000	404,456
Series A, 4.00%, 8/15/2049	475,000	515,185
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	350,000	429,324
California, Municipal Finance Authority Revenue:
5.00%, 6/30/2027	205,000	251,705
5.00%, 6/30/2028	100,000	124,910
5.00%, 12/31/2031	1,000,000	1,228,150
5.00%, 7/1/2046 (b)	500,000	548,160
5.00%, 6/1/2048	600,000	707,172
5.25%, 1/1/2045	1,000,000	1,012,250
Series A, 5.00%, 7/1/2034	280,000	332,268
Series A, 5.00%, 7/1/2047	185,000	214,397
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,398,162
Series A, 5.25%, 11/1/2041	1,000,000	1,159,810
Series A, 5.50%, 6/1/2048 (b)	105,000	117,051
Series B, 5.88%, 8/15/2049	490,000	538,201
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,199,430
5.00%, 5/15/2051	265,000	312,968
5.00%, 5/15/2052	500,000	598,645
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	395,927
5.00%, 11/21/2045 (b)	500,000	534,225
7.00%, 7/1/2022 (b)	250,000	256,258
8.00%, 7/1/2039 (b)	1,000,000	1,090,020
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (b)	250,000	267,713
Series A, 5.00%, 7/1/2045 (b)	675,000	754,117
Series A, 5.00%, 8/1/2045 (b)	600,000	669,174
Series A, 5.00%, 7/1/2047 (b)	250,000	272,582
Series A, 5.13%, 7/1/2044	60,000	66,430
Series A, 6.00%, 10/1/2049	200,000	222,548

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
California, Statewide Communities Development Authority Revenue:
2.63%, 11/1/2033 (c)	$345,000	$360,014
4.00%, 4/1/2042	130,000	140,308
5.00%, 5/15/2033	115,000	135,996
5.25%, 12/1/2034	800,000	903,992
5.25%, 12/1/2038 (b)	1,475,000	1,751,017
5.25%, 7/1/2039 (b)	2,000,000	2,344,560
5.25%, 12/1/2044	1,500,000	1,667,145
5.50%, 12/1/2054	1,000,000	1,117,810
7.00%, 7/1/2046	160,000	169,931
Series A, 3.00%, 8/15/2036	205,000	212,232
Series A, 3.50%, 11/1/2027 (b)	285,000	308,082
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,158,210
Series A, 5.00%, 9/2/2039	1,000,000	1,185,520
Series A, 5.00%, 12/1/2046 (b)	2,080,000	2,330,432
Series A, 5.25%, 11/1/2044 (b)	300,000	331,284
Series A, 5.25%, 12/1/2056 (b)	2,325,000	2,631,528
Series A, 5.50%, 7/1/2039	465,000	464,958
Series A, 5.75%, 7/1/2030	945,000	944,905
Series A, 5.75%, 7/1/2035	100,000	99,830
Series A, 6.00%, 10/1/2047	1,000,000	1,112,100
California, Statewide Financing Authority Revenue Series D, Zero Coupon, 6/1/2055	15,750,000	661,342
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (a)	400,000	279,108
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	107,632
Coachella Valley, CA, Unified School District Revenue Series D, Zero Coupon, 8/1/2038 (a)	300,000	177,993
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	205,483
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	917,496
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,452,637
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 5.00%, 1/15/2042 (a)	455,000	512,289
Series A, 5.75%, 1/15/2046	775,000	899,744
Series B1, 3.95%, 1/15/2053	1,130,000	1,204,874
Series C, 6.25%, 1/15/2033	500,000	588,470
Security Description	Principal Amount	Value
Inland Empire, CA, Tobacco Securitization Authority Revenue Series B, 5.75%, 6/1/2026	$170,000	$174,820
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,059,900
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,052,765
Lake Tahoe, CA, Unified School District, General Obligation 6.38%, 8/1/2045 (a)	305,000	271,959
Lancaster, CA, Redevelopment Agency Successor Agency Revenue Series A, 3.00%, 8/1/2034	140,000	143,982
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	125,873
Series A, 5.50%, 11/15/2030	155,000	204,938
Series A, 5.50%, 11/15/2037	435,000	615,603
Series C, 5.50%, 8/1/2031 (a)	220,000	287,225
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	575,050
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,217,951
Series B, 6.50%, 11/1/2039	645,000	1,013,650
Series B, 7.00%, 11/1/2034	400,000	613,604
Series C, 6.13%, 11/1/2029	300,000	383,916
Oakland, CA, Unified School District, General Obligation:
5.00%, 8/1/2026 (a)	220,000	264,018
Series A, 5.00%, 8/1/2033	65,000	76,844
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	594,055
Series A, 5.00%, 8/15/2046	550,000	630,250
Oroville, CA, Hospital Authority Revenue 5.25%, 4/1/2049	2,000,000	2,357,020
Palomar Health, CA, Certificate of Participation 4.00%, 11/1/2038	1,445,000	1,536,310
Palomar Health, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,092,260
Palomar Pomerado, CA, General Obligation:
Series A, Zero Coupon, 8/1/2035	100,000	62,685
Series A, Zero Coupon, 8/1/2036	365,000	220,124
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	370,000	401,191

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Rd 17, CA, Levee Area Public Financing Authority, Special Assessment 4.00%, 9/1/2044 (a)	$155,000	$170,238
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	435,516
Riverside County, CA, Public Financing Authority Revenue:
4.13%, 11/1/2040	610,000	667,736
5.25%, 11/1/2040	100,000	120,102
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	521,282
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	226,354
5.00%, 2/15/2026	155,000	183,771
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	282,683
5.00%, 9/1/2047 (b)	1,000,000	1,140,090
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,141,411
5.00%, 9/1/2045	100,000	114,736
5.00%, 9/1/2046	830,000	951,230
Sacramento, CA, City Financing Authority Revenue Series E, 5.25%, 12/1/2030 (a)	390,000	507,308
San Bernardino City, CA, Unified School District, General Obligation Series D, Zero Coupon, 8/1/2035 (a)	250,000	168,123
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	810,439
8.00%, 12/1/2026	650,000	733,889
San Diego County, CA, Regional Airport Authority Revenue:
Series B, 5.00%, 7/1/2027	270,000	305,359
Series B, 5.00%, 7/1/2042	190,000	226,434
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
Series B, 5.00%, 5/1/2047	120,000	143,256
Series E, 4.00%, 5/1/2050	1,000,000	1,103,550
San Francisco, CA, Community College District General Obligation 5.00%, 6/15/2023	150,000	171,230
San Gorgonio, CA, Memorial Health Care District General Obligation 5.00%, 8/1/2039	400,000	442,684
Security Description	Principal Amount	Value
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	$500,000	$569,305
Series B, 5.25%, 1/15/2049	400,000	452,112
Savanna, CA, Element School District General Obligation Series B, 6.75%, 2/1/2052 (a)	880,000	866,615
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, Zero Coupon, 6/1/2056	5,250,000	495,915
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	390,000	507,729
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	85,076
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (b)	100,000	107,339
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	8,550,000	1,205,079
Series A-1, 5.00%, 6/1/2037	1,145,000	1,151,160
Series A-1, 5.13%, 6/1/2046	1,070,000	1,072,814
Series A-1, 5.50%, 6/1/2045	745,000	748,375
Series B, Zero Coupon, 6/1/2045	1,000,000	221,280
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	750,000	600,000
Turlock, CA, Irrigation District Revenue 5.00%, 1/1/2041	235,000	281,365
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	119,614
Vallejo, CA, City Unified School District General Obligation 5.00%, 8/1/2026	100,000	123,871
West Sacramento, CA, Financing Authority Revenue:
5.00%, 9/1/2025	545,000	604,132
Series A, 5.00%, 9/1/2026	410,000	487,191
Western Hills, CA, Water District Revenue 5.30%, 9/1/2031	275,000	181,231
		111,920,518
COLORADO — 2.6%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,565,655

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	$500,000	$546,695
Colorado, Educational & Cultural Facilities Authority Revenue:
3.25%, 6/1/2046	270,000	273,154
4.13%, 11/15/2044	225,000	236,066
Series A, 4.00%, 3/1/2037	250,000	279,082
Colorado, Health Facilities Authority Revenue:
5.00%, 1/1/2037	1,750,000	1,929,725
Series A, 5.30%, 7/1/2037	500,000	500,640
Series A-, 4.00%, 8/1/2044	1,000,000	1,082,390
Series B, 5.00%, 5/15/2048	1,070,000	1,129,674
Colorado, High Performance Transportation Enterprise Revenue:
5.00%, 12/31/2056	500,000	546,950
5.75%, 1/1/2044	750,000	821,115
Commerce City, CO, Sales & USE Tax Revenue 4.25%, 8/1/2040 (a)	860,000	925,515
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,462,279
Denver, CO, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	40,000	43,959
Series A, 5.25%, 12/1/2045	370,000	409,438
Denver, CO, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	118,223
Denver, CO, Urban Renewal Authority Revenue Series A, 5.25%, 12/1/2039 (b)	100,000	107,009
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,068,910
E-470, CO, Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	232,185
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,583,460
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (b)	500,000	509,160
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	980,190
Security Description	Principal Amount	Value
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	$1,000,000	$1,152,540
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,044,090
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (b)	1,000,000	1,037,870
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	550,000	838,948
Regional, CO, Transportation District, Private Activity Revenue:
6.00%, 1/15/2034	300,000	308,754
6.00%, 1/15/2041	100,000	102,918
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	762,037
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	144,126
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,067,230
		22,809,987
CONNECTICUT — 0.9%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	299,250
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	295,494
Series B, 5.00%, 4/15/2029	400,000	433,764
Series B, 5.00%, 4/15/2032	130,000	140,403
Series D, 5.00%, 11/1/2023	130,000	139,318
Series E, 4.00%, 9/15/2028	125,000	132,831
Series E, 5.00%, 9/15/2026	100,000	110,149
Series F, 5.00%, 11/15/2025	100,000	116,876
Connecticut, State Health & Educational Facilities Authority Revenue:
5.00%, 7/1/2032	105,000	125,608
Series A, 5.00%, 9/1/2046 (b)	110,000	119,911
Series A, 5.00%, 9/1/2053 (b)	500,000	542,810
Series B, 4.00%, 7/1/2034	130,000	137,792
Series F, 3.50%, 7/1/2026	5,000	5,264
Series F, 4.00%, 7/1/2030	100,000	106,366
Series J, 5.00%, 7/1/2042	1,205,000	1,283,470
Series L, 4.00%, 7/1/2034	250,000	272,050
Series L, 4.13%, 7/1/2041	500,000	538,485

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series R, 3.38%, 7/1/2037	$190,000	$199,823
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	363,658
Series A, 5.00%, 9/1/2025	205,000	238,825
Series A, 5.00%, 9/1/2029	235,000	272,130
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (b)	1,000,000	1,128,880
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	110,880
Series A, 5.00%, 4/1/2031	220,000	242,682
Series B, 3.00%, 10/1/2030 (a)	140,000	145,422
Series C, 3.00%, 7/15/2027 (a)	100,000	105,309
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2025	190,000	214,360
Series A, 5.00%, 8/15/2026	220,000	247,854
Series A, 5.00%, 8/15/2027	100,000	112,380
		8,182,044
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	821,728
DISTRICT OF COLUMBIA — 0.4%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	164,058
Series A, 5.00%, 7/1/2052	100,000	106,943
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	126,318
Series A, 6.25%, 10/1/2032	465,000	486,060
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	480,000	548,419
Series A, Zero Coupon, 6/15/2046	6,000,000	1,127,280
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	606,900
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	400,000	428,520
		3,594,498
FLORIDA — 6.3%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	50,000	46,816
6.25%, 11/15/2044	400,000	349,040
Security Description	Principal Amount	Value
6.38%, 11/15/2049	$375,000	$328,031
Series A, 4.00%, 12/1/2044	325,000	342,348
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	905,000	934,250
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	232,363
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	100,000	100,793
4.70%, 5/1/2036	100,000	104,247
Broward, FL, Airport System Revenue:
Series Q-1, 4.00%, 10/1/2042	140,000	146,440
Series Q-1, 5.00%, 10/1/2023	120,000	133,120
Series Q-1, 5.00%, 10/1/2024	115,000	127,537
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (b)	1,000,000	1,093,660
Capital Trust Agency, FL, Senior Living Revenue Series A, 5.88%, 7/1/2054	1,000,000	1,059,510
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
6.10%, 8/15/2038 (b)	215,000	225,634
Series A, 5.00%, 6/15/2039 (b)	390,000	412,004
Series A, 5.13%, 6/15/2037 (b)	450,000	484,177
Series A, 5.38%, 6/15/2038 (b)	105,000	117,812
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2046 (b)	750,000	799,492
Capital Trust Agency, Inc., FL, Revenue:
Series A, 5.00%, 7/1/2050	600,000	431,178
Series A, 7.50%, 6/1/2048 (b)	2,165,000	2,371,584
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (b)	115,000	120,741
5.88%, 8/1/2052 (b)	610,000	639,353
Series A1, 5.00%, 7/1/2048	135,000	144,858
Capital Trust Agency, Inc., FL, Student Housing Revenue Series A, 5.25%, 12/1/2058 (b)	1,000,000	1,050,380
Central, FL, Expressway Authority Revenue:
3.25%, 7/1/2039	100,000	105,037
Series A, 4.00%, 7/1/2037	250,000	277,033
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (b)	220,000	240,176
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (b)	400,000	383,208

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 8.25%, 5/15/2049 (b)	$100,000	$95,826
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (b)	240,000	256,908
Crossings, AT, Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	730,000	784,246
Duval County, FL, Public Schools, Certificate of Participation 3.00%, 7/1/2035	300,000	310,596
Florida Development Finance Corp., Educational Facilities Revenue:
Series A, 4.00%, 7/15/2026 (b)	190,000	194,600
Series A, 6.00%, 6/15/2035 (b)	505,000	560,085
Series A, 6.00%, 6/15/2044 (b)	575,000	569,233
Series A, 6.13%, 6/15/2043 (b)	500,000	514,520
Series A, 6.13%, 6/15/2044	555,000	598,651
Series A, 6.50%, 7/1/2044	925,000	990,157
Series A, 7.50%, 6/15/2033	500,000	536,875
Series A, 7.63%, 6/15/2041	570,000	609,957
Florida Development Finance Corp., Surface Transportation Facilities Revenue:
Series A, 6.25%, 1/1/2049 (b) (c)	3,515,000	3,275,382
Series A, 6.38%, 1/1/2049 (b) (c)	5,865,000	5,449,054
Series A, 6.50%, 1/1/2049 (b) (c)	2,670,000	2,479,762
Florida Higher Educational Facilities Financial Authority Revenue:
5.00%, 3/1/2039	1,445,000	1,668,975
5.00%, 3/1/2049	100,000	113,939
Series A, 3.00%, 12/1/2046	165,000	168,709
Series A1, 4.50%, 6/1/2033 (b)	160,000	174,611
Greater Orlando, FL, Aviation Authority Revenue:
5.00%, 11/15/2036	350,000	374,328
Series A, 5.00%, 10/1/2042	500,000	591,285
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	618,161
Series B, 6.00%, 11/1/2029	280,000	295,434
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	195,000	195,587
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	131,841
Security Description	Principal Amount	Value
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	$300,000	$317,991
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	558,085
6.25%, 4/1/2049	500,000	561,600
Homestead, FL, General Obligation 5.00%, 7/1/2039	330,000	382,896
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	437,813
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	403,712
Series III B, 3.38%, 10/1/2034	480,000	488,707
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	519,310
5.75%, 11/1/2042	500,000	528,130
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	507,435
Lee County, FL, Solid Waste System Revenue 5.00%, 10/1/2026	100,000	118,241
Martin County, FL, Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,014,480
Miami Beach, FL, Redevelopment Agency, Tax Allocation:
5.00%, 2/1/2024	295,000	339,117
5.00%, 2/1/2029	275,000	312,978
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,095,750
Miami, FL, Health Facilities Authority Revenue 5.13%, 7/1/2046	170,000	192,838
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2024	375,000	410,719
Series A, 5.00%, 7/1/2027	400,000	436,740
Series A, 5.00%, 7/1/2028	200,000	240,838
Series A, 5.00%, 7/1/2029	385,000	460,737
Series A, 5.00%, 7/1/2031	200,000	217,686
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	288,826

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Miami-Dade County, FL, Industrial Development Authority Revenue 5.25%, 9/15/2044	$250,000	$272,148
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	101,341
Miami-Dade, FL, Professional Sport Franchies Tax Revenue Series A, 6.88%, 10/1/2034 (a)	145,000	208,771
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	294,305
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	733,371
Series B, 5.00%, 5/1/2037	925,000	976,069
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	395,831
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (a)	200,000	242,606
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (b)	185,000	207,576
5.00%, 4/1/2051 (b)	110,000	121,549
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	185,000	221,665
5.00%, 7/1/2039	410,000	477,707
6.00%, 10/1/2041	100,000	105,936
6.50%, 10/1/2031	220,000	237,105
Pompano Beach, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,217,848
Port Saint Lucie, FL, Utility System Revenue 3.00%, 9/1/2035	185,000	190,774
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	493,957
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	569,545
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-1, 6.61%, 5/1/2040	290,000	247,251
Series 2015-2, 6.61%, 5/1/2040	180,000	126,369
Series 2015-3, 6.61%, 5/1/2040 (d) (e)	195,000	—
Series 3, 6.65%, 5/1/2040 (d) (e)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,125,245
Series A4, 6.61%, 5/1/2040	85,000	73,102
Security Description	Principal Amount	Value
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (b)	$2,000,000	$2,132,660
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	147,596
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	725,724
		55,840,224
GEORGIA — 0.8%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	377,356
Series A1, 6.75%, 1/1/2035	850,000	912,602
Series A1, 7.00%, 1/1/2040	500,000	537,645
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	594,194
Series D, 4.13%, 11/1/2045	435,000	465,720
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue 5.00%, 7/1/2042	1,000,000	1,092,120
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (a)	278,000	320,303
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	263,805
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	252,183
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	500,000	557,220
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	635,000	695,452
Series A, 5.50%, 7/1/2060	170,000	190,902
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (b)	1,000,000	1,062,770
		7,322,272
GUAM — 0.4%
Guam Government Business Privilege Revenue:
Series A, 5.13%, 1/1/2042	400,000	419,084
Series B1, 5.00%, 1/1/2037	100,000	104,763
Series B1, 5.00%, 1/1/2042	640,000	668,096

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series D-REF, 5.00%, 11/15/2029	$525,000	$598,642
Series D-REF, 5.00%, 11/15/2034	250,000	281,247
Guam Government Hotel Occupancy Tax Revenue Series A, 6.50%, 11/1/2040	155,000	165,494
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	353,313
Guam Government, General Obligation 5.00%, 11/15/2031	230,000	270,105
Guam International Airport Authority Revenue Series C, 6.38%, 10/1/2043	590,000	685,415
Guam Power Authority Revenue Series A, 5.00%, 10/1/2024 (a)	250,000	275,298
		3,821,457
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (b)	355,000	375,902
Series A, 5.00%, 1/1/2045 (b)	750,000	768,360
		1,144,262
IDAHO — 0.1%
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	671,387
ILLINOIS — 10.7%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	261,160
Series A, 5.50%, 12/1/2043	115,000	115,016
Chicago Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2031 (a)	1,060,000	721,913
Series A, 4.00%, 12/1/2022	100,000	105,306
Series A, 4.00%, 12/1/2027	2,715,000	2,940,372
Series A, 5.00%, 12/1/2033	1,000,000	1,163,720
Series A, 5.00%, 12/1/2041	4,245,000	4,413,696
Series A, 5.00%, 12/1/2042	3,915,000	4,136,432
Series A, 5.50%, 12/1/2026 (a)	160,000	186,171
Series A, 5.50%, 12/1/2039	1,110,000	1,166,865
Series A, 7.00%, 12/1/2026	1,100,000	1,386,627
Series A, 7.00%, 12/1/2044	3,305,000	4,013,856
Series A, 7.00%, 12/1/2046 (b)	1,950,000	2,481,940
Series B, 5.00%, 12/1/2033	335,000	357,090
Series B, 5.00%, 12/1/2034	410,000	436,474
Series B-1, Zero Coupon, 12/1/2028 (a)	405,000	310,485
Series B-1, Zero Coupon, 12/1/2029 (a)	320,000	236,557
Security Description	Principal Amount	Value
Series B-1, Zero Coupon, 12/1/2030 (a)	$220,000	$156,099
Series C, 5.25%, 12/1/2035	880,000	976,730
Series C, 5.25%, 12/1/2039	390,000	430,026
Series D, 5.00%, 12/1/2046	1,250,000	1,336,562
Series E, 5.13%, 12/1/2032	765,000	849,074
Series F, 5.00%, 12/1/2031	310,000	317,766
Series H, 5.00%, 12/1/2046	1,500,000	1,679,655
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	301,195
6.00%, 4/1/2046	350,000	419,668
6.10%, 4/1/2036	45,000	55,146
Chicago, IL, General Obligation:
Series A, 5.00%, 1/1/2025	585,000	645,074
Series A, 5.00%, 1/1/2027	300,000	329,916
Series A, 5.00%, 1/1/2035	365,000	393,590
Series A, 5.00%, 1/1/2040	1,000,000	1,137,370
Series A, 5.25%, 1/1/2029	465,000	513,560
Series A, 5.25%, 1/1/2032	155,000	169,863
Series A, 5.25%, 1/1/2033	810,000	886,383
Series A, 5.25%, 1/1/2035	185,000	190,115
Series A, 5.50%, 1/1/2033	470,000	529,690
Series A, 5.75%, 1/1/2033	510,000	607,385
Series A, 6.00%, 1/1/2038	1,500,000	1,789,695
Series C, 5.00%, 1/1/2024	65,000	71,553
Series C, 5.00%, 1/1/2026	180,000	205,385
Series C, 5.00%, 1/1/2027	195,000	222,431
Series C, 5.00%, 1/1/2035	700,000	778,470
Series C, 5.00%, 1/1/2038	275,000	303,817
Chicago, IL, Midway International Airport Revenue:
Series A, 5.00%, 1/1/2026	100,000	118,826
Series A, 5.50%, 1/1/2030	200,000	223,142
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	269,433
5.00%, 1/1/2029	100,000	106,835
Chicago, IL, O'Hare International Airport Revenue:
5.50%, 1/1/2025	190,000	214,681
5.75%, 1/1/2039	220,000	231,323
Series B, 5.00%, 1/1/2029	315,000	368,421
Series D, 5.00%, 1/1/2039	210,000	229,748
Series D, 5.00%, 1/1/2044	325,000	355,241
Series D, 5.00%, 1/1/2052	600,000	701,922
Chicago, IL, Waterworks Revenue:
4.00%, 11/1/2037	145,000	149,285
Series A-1, 5.00%, 11/1/2027	410,000	487,990
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	458,298
5.25%, 12/1/2025	240,000	263,438
5.25%, 12/1/2043	205,000	218,329

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Cook County, IL, Revenue 6.75%, 10/15/2040 (c)	$1,000,000	$1,035,670
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	304,414
Illinois State, Finance Authority Revenue:
4.00%, 11/15/2038	180,000	185,747
4.00%, 12/1/2040	250,000	264,635
4.00%, 9/1/2041	115,000	122,234
4.25%, 5/15/2043	460,000	474,554
5.00%, 5/15/2033	2,220,000	2,346,540
5.00%, 10/1/2038	705,000	767,089
5.00%, 5/15/2043	625,000	662,825
5.00%, 12/1/2046	350,000	399,630
5.50%, 4/1/2032	500,000	500,530
5.63%, 5/15/2042	455,000	471,016
5.75%, 5/15/2046	1,000,000	1,037,010
Series A, 3.00%, 10/1/2037	1,030,000	1,049,210
Series A, 4.25%, 5/15/2041	185,000	192,073
Series A, 4.75%, 5/15/2033	200,000	211,210
Series A, 5.00%, 2/15/2047	885,000	998,554
Series A, 5.00%, 2/15/2050	1,200,000	1,350,936
Series A, 5.25%, 5/1/2038	1,980,000	2,160,715
Series A, 5.25%, 5/15/2047	150,000	159,633
Series A, 6.00%, 7/1/2043	200,000	226,130
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	141,266
3.50%, 6/1/2031	700,000	701,372
4.00%, 2/1/2023	100,000	104,976
4.00%, 1/1/2031	640,000	666,470
4.00%, 6/1/2032	300,000	311,820
4.00%, 6/1/2034	270,000	278,986
4.00%, 6/1/2035	100,000	103,090
4.13%, 11/1/2031	260,000	273,286
4.50%, 11/1/2039	125,000	131,895
5.00%, 2/1/2023	325,000	351,722
5.00%, 5/1/2023	230,000	250,249
5.00%, 8/1/2024	1,220,000	1,298,287
5.00%, 2/1/2026	1,250,000	1,418,437
5.00%, 1/1/2027	100,000	112,541
5.00%, 6/1/2027	1,070,000	1,210,983
5.00%, 11/1/2027	200,000	227,596
5.00%, 3/1/2028	150,000	158,205
5.00%, 5/1/2028	700,000	768,285
5.00%, 1/1/2029	105,000	117,796
5.00%, 2/1/2029	175,000	199,603
5.00%, 4/1/2029	150,000	164,130
5.00%, 4/1/2030	695,000	759,927
5.00%, 3/1/2031	110,000	115,603
5.00%, 4/1/2032	100,000	108,849
5.00%, 3/1/2034	200,000	209,596
5.00%, 11/1/2034	120,000	134,281
5.00%, 5/1/2035	140,000	151,880
5.00%, 3/1/2036	150,000	156,921
Security Description	Principal Amount	Value
5.00%, 5/1/2036	$125,000	$135,406
5.00%, 11/1/2036	760,000	847,187
5.00%, 3/1/2037	250,000	261,285
5.00%, 2/1/2039	1,200,000	1,289,316
5.00%, 5/1/2039	380,000	409,682
5.00%, 11/1/2040	180,000	199,292
5.00%, 1/1/2041	300,000	328,644
5.25%, 7/1/2028	750,000	818,115
5.25%, 2/1/2029	405,000	446,059
5.25%, 7/1/2029	100,000	108,909
5.25%, 2/1/2033	230,000	251,650
5.50%, 7/1/2024	660,000	728,376
5.50%, 7/1/2025	245,000	270,279
5.50%, 7/1/2026	120,000	132,298
5.50%, 7/1/2027	200,000	220,190
5.50%, 7/1/2033	665,000	725,176
5.50%, 7/1/2038	200,000	217,594
Series A, 4.00%, 1/1/2024	135,000	139,258
Series A, 4.00%, 5/1/2024	135,000	142,520
Series A, 4.00%, 1/1/2030	515,000	526,315
Series A, 4.63%, 5/1/2037	610,000	665,010
Series A, 5.00%, 10/1/2024	150,000	166,524
Series A, 5.00%, 12/1/2028	465,000	537,303
Series A, 5.00%, 10/1/2030	1,120,000	1,297,621
Series A, 5.00%, 4/1/2035	250,000	266,488
Series A, 5.00%, 4/1/2036	140,000	149,059
Series A, 6.00%, 5/1/2025	435,000	508,898
Series B, 5.00%, 12/1/2024	100,000	111,346
Series B, 5.00%, 5/1/2028	400,000	465,044
Illinois State, Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (a)	680,000	589,798
5.00%, 6/15/2025 (a)	115,000	130,347
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2024	160,000	168,549
Series A, 5.00%, 6/15/2026	725,000	835,809
Series A, 5.00%, 6/15/2027	250,000	286,183
Metropolitan Pier & Exposition Authority Revenue:
Series A, Zero Coupon, 6/15/2031 (a)	215,000	153,168
Series A, Zero Coupon, 6/15/2034 (a)	130,000	82,844
Series A, Zero Coupon, 6/15/2036 (a)	2,550,000	1,494,886
Series A, Zero Coupon, 6/15/2037 (a)	110,000	61,513
Series A, 5.50%, 6/15/2029 (a)	615,000	750,245
Series B, Zero Coupon, 6/15/2027 (a)	125,000	103,946
Series B, Zero Coupon, 6/15/2043 (a)	200,000	89,190
Series B, Zero Coupon, 12/15/2050	1,000,000	312,900
Series B, 4.25%, 6/15/2042	1,100,000	1,118,271
Series B, 5.00%, 12/15/2026	115,000	123,535

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/15/2028	$390,000	$417,565
Series B, 5.00%, 12/15/2040	100,000	109,540
Series B, 5.00%, 6/15/2052	250,000	262,268
Series B2, 5.25%, 6/15/2050	1,335,000	1,354,357
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue Series A, Zero Coupon, 12/15/2035 (a)	140,000	84,161
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	245,000	207,505
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	127,271
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	885,000	898,045
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (a)	190,000	223,660
Springfield, IL, Electric Revenue:
5.00%, 3/1/2026	255,000	297,723
5.00%, 3/1/2027	210,000	244,690
State Clair County, IL, Highway Revenue Series A, 4.25%, 1/1/2038	550,000	579,409
University of Illinois, IL, Revenue:
Series A, 4.00%, 4/1/2036 (a)	315,000	353,128
Series C-REF, 3.63%, 4/1/2027	125,000	128,341
Village of Romeoville, IL, Revenue Series B, 4.13%, 10/1/2041	165,000	170,796
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Zero Coupon, 1/1/2025 (a)	290,000	255,800
Series B, Zero Coupon, 1/1/2027	300,000	240,609
Series B, Zero Coupon, 1/1/2028	190,000	147,425
Series B, Zero Coupon, 1/1/2033	340,000	215,359
Will County, IL, Community Unit School District No. 201-U Crete-Monee, General Obligation Zero Coupon, 11/1/2024 (a)	120,000	107,516
		94,766,413
INDIANA — 0.8%
6.00%, 10/1/2042	625,000	668,231
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042 (d) (f)	505,000	30,300
Security Description	Principal Amount	Value
Series A, 7.13%, 11/15/2047 (d) (f)	$540,000	$32,400
Indiana State, Finance Authority Revenue Series A, 5.25%, 11/15/2046	170,000	194,089
Indiana State, Finance Authority, Environmental Revenue 6.00%, 12/1/2026	550,000	560,043
Indiana State, Finance Authority, Hospital Revenue:
5.00%, 10/1/2044	1,000,000	1,076,500
Series A, 4.50%, 7/1/2053	250,000	250,668
Series A, 5.00%, 6/1/2032	825,000	865,070
Series A, 5.00%, 6/1/2039	125,000	130,966
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series I, 5.00%, 1/1/2023	365,000	404,551
Knox County, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2037	515,000	532,824
Series A, 5.00%, 4/1/2042	560,000	576,011
Steuben Lakes, IN, Regional Waste District Revenue 4.00%, 9/1/2038	200,000	211,084
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	1,000,000	1,029,660
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	874,725
		7,437,122
IOWA — 1.0%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022	705,000	715,025
4.75%, 8/1/2042	2,295,000	2,395,498
5.25%, 12/1/2025	420,000	458,090
5.88%, 12/1/2027 (b)	820,000	862,050
Series A, 5.25%, 12/1/2050 (c)	1,295,000	1,385,702
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	611,479
Series A, 4.13%, 5/15/2038	350,000	370,632
Series A, 5.00%, 5/15/2043	100,000	113,425
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,555,311
		8,467,212
KANSAS — 0.2%
Overland Park, KS, Development Corp. Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	600,984

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	$200,000	$96,000
Wichita, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	958,650
Series IV-A, 6.25%, 5/15/2034	500,000	500,610
		2,156,244
KENTUCKY — 1.1%
Ashland, KY, Medical Center Revenue:
Series A, 4.00%, 2/1/2036	625,000	644,375
Series A, 5.00%, 2/1/2040	170,000	187,634
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	247,366
Kentucky Municipal Power Agency Revenue Series A, 5.00%, 9/1/2026 (a)	60,000	70,600
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (a)	140,000	150,401
Series A, 5.00%, 9/1/2025 (a)	425,000	500,612
Series A, 5.00%, 9/1/2042 (a)	125,000	143,422
Kentucky, Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	139,306
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 2/1/2040	355,000	358,088
5.25%, 6/1/2050	100,000	111,398
Series A, 4.00%, 7/1/2029	390,000	417,951
Series A, 4.25%, 7/1/2035	495,000	523,552
Series A, 5.00%, 1/1/2045	650,000	713,680
Series A, 5.00%, 6/1/2045	2,525,000	2,857,795
Series A, 5.00%, 12/1/2047 (a)	205,000	223,772
Kentucky, State Property & Building Commission Revenue:
Series A, 5.00%, 10/1/2026	140,000	157,864
Series B, 5.00%, 11/1/2024	135,000	156,924
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	118,177
Louisville/Jefferson County Metropolitan Government Revenue 4.00%, 10/1/2034	695,000	762,450
Ohio County, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,149,435
		9,634,802
Security Description	Principal Amount	Value
LOUISIANA — 1.2%
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (b)	$2,175,000	$2,321,965
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,101,122
Louisiana Local Gov't Environmental Facilities & Community Development Auth:
3.50%, 11/1/2032	275,000	292,471
Series A-1, 6.50%, 11/1/2035	100,000	105,170
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,771
5.00%, 7/1/2047	300,000	347,214
5.25%, 10/1/2029	305,000	304,994
5.25%, 10/1/2033	250,000	259,623
Series A, 4.00%, 1/1/2046	110,000	119,209
Series A, 5.00%, 11/1/2045	420,000	465,528
Series A, 5.00%, 7/1/2046	500,000	574,270
Series A, 5.00%, 7/1/2051	385,000	440,960
Louisiana State, Environmental Facilities & Community Development Authority Revenue:
Series A, 4.00%, 2/1/2048	300,000	313,206
Series A-2, 6.50%, 11/1/2035	600,000	631,020
Louisiana, State University & Agricultural & Mechanical College Revenue 5.00%, 7/1/2031	315,000	362,190
New Orleans, LA, Aviation Board Revenue Series B, 5.00%, 1/1/2024	240,000	270,994
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	725,000	828,059
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	285,907
Series A, 5.00%, 12/1/2036 (a)	260,000	315,814
Series B, 4.00%, 12/1/2041 (a)	480,000	530,165
Series C, 4.00%, 12/1/2033	365,000	419,407
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (c)	450,000	474,309
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	274,387
		11,043,755

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MAINE — 0.3%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (b)	$100,000	$106,435
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2033	545,000	592,595
5.00%, 7/1/2043	200,000	215,340
6.75%, 7/1/2036	500,000	539,440
7.50%, 7/1/2032	500,000	548,250
Series A, 4.00%, 7/1/2041	100,000	104,687
Series A, 4.00%, 7/1/2046	310,000	323,284
Series A, 5.00%, 7/1/2046	45,000	50,324
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	532,906
		3,013,261
MARYLAND — 0.9%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	320,766
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2046	250,000	283,308
Series A, 4.50%, 9/1/2033	1,325,000	1,428,217
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	327,920
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	442,272
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	105,000	112,139
5.00%, 3/31/2030	145,000	169,691
5.00%, 3/31/2051	100,000	112,458
5.75%, 9/1/2025	525,000	538,692
Maryland Economic Development Corp., Tax Allocation 4.38%, 7/1/2036	625,000	656,850
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 10/1/2042	310,000	324,741
5.00%, 7/1/2045	90,000	102,704
Series A, 5.00%, 7/1/2038	100,000	115,102
Series A, 5.50%, 1/1/2031	100,000	122,125
Series B, 2.88%, 7/1/2023	220,000	229,425
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (b)	1,600,000	1,775,984
Security Description	Principal Amount	Value
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	$500,000	$562,980
Series B, 5.00%, 11/1/2042	400,000	444,116
		8,069,490
MASSACHUSETTS — 0.7%
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	100,000	108,160
5.00%, 11/15/2038 (b)	1,500,000	1,699,500
5.00%, 4/15/2040	300,000	324,132
5.00%, 7/1/2044	500,000	582,040
5.00%, 1/1/2045	300,000	333,525
5.00%, 10/1/2057 (b)	1,420,000	1,560,963
Series A, 5.25%, 7/1/2034	10,000	11,138
Series D, 4.00%, 7/1/2045	350,000	369,313
Series F, 5.63%, 7/15/2036	120,000	131,704
Series G, 5.00%, 7/1/2044	210,000	231,403
Series H, 5.00%, 1/1/2042	225,000	266,974
Series J2, 5.00%, 7/1/2048	680,000	805,916
Massachusetts, Educational Financing Authority Revenue Series J, 3.50%, 7/1/2033	110,000	114,487
		6,539,255
MICHIGAN — 1.6%
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	700,000	610,638
5.75%, 11/1/2035	500,000	367,300
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	195,130
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	127,212
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (a)	165,000	183,162
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,067,720
Kentwood, MI, Economic Development Corp. Revenue 5.00%, 11/15/2037	2,000,000	2,250,620
Michigan State, Finance Authority Revenue:
4.00%, 11/15/2046	970,000	1,050,995
Series B, 5.00%, 7/1/2028	100,000	113,059
Series B, 5.00%, 7/1/2029	105,000	118,629
Series B, 5.00%, 7/1/2044	525,000	579,101
Series D-2, 5.00%, 7/1/2034	400,000	465,544
Michigan State, Finance Authority, Ltd. Obligation Revenue:
5.25%, 2/1/2032	690,000	763,664

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
8.13%, 4/1/2041	$455,000	$411,124
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	43,417
5.00%, 6/30/2031	385,000	475,429
5.00%, 11/15/2049	115,000	132,451
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series A, 6.00%, 6/1/2048	2,940,000	2,958,698
Series A, 6.88%, 6/1/2042	1,000,000	1,012,600
Series B, Zero Coupon, 6/1/2052	3,950,000	226,928
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,053,790
		14,207,211
MINNESOTA — 0.9%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	161,329
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	180,268
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	83,470
Series A, 5.00%, 3/1/2039	500,000	511,390
Series A, 5.50%, 7/1/2035	150,000	161,601
Forest Lake, MN, Charter School Lease Revenue Series A, 5.38%, 8/1/2050	1,000,000	1,109,130
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	106,418
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (b)	300,000	304,803
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,016,720
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,141,624
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	552,510
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	101,357
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	235,000	236,873
Series A, 5.30%, 7/1/2045	500,000	534,900
Series A, 5.75%, 7/1/2047 (b)	1,000,000	1,082,850
Security Description	Principal Amount	Value
St. Paul, MN, Port Authority Revenue Series 7, 4.50%, 10/1/2037 (b)	$255,000	$258,208
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	159,127
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	243,236
5.25%, 12/1/2049	340,000	360,121
		8,305,935
MISSISSIPPI — 0.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	231,122
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	320,192
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (a)	415,000	422,055
Mississippi State, Gaming Tax Revenue Series E, 5.00%, 10/15/2027	175,000	208,952
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	113,229
Series S, 5.00%, 9/1/2046	400,000	450,428
Warren County, MS, Gulf Opportunity Revenue Series A, 5.38%, 12/1/2035	115,000	124,132
		1,870,110
MISSOURI — 1.1%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	74,766
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (b)	2,000,000	2,093,360
Jennings, MO, Revenue 5.00%, 11/1/2023	315,000	291,060
Kansas City, MO, Industrial Development Authority Revenue 6.00%, 11/15/2051 (b)	850,000	754,579
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,093,380

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	$435,000	$437,066
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	276,127
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	289,850
4.25%, 12/1/2042 (b)	450,000	470,480
5.00%, 5/1/2030	100,000	108,113
Series A, 4.00%, 2/15/2049	500,000	552,300
Series A, 5.00%, 2/1/2036	650,000	743,346
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	265,283
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	265,000	285,182
5.00%, 9/1/2042	150,000	158,867
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	120,000	165,730
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,089,970
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	236,345
		9,385,804
MONTANA — 0.0% (g)
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	107,937
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	234,547
		342,484
NEBRASKA — 0.3%
Central Plains Energy Project, NE, Gas Project Revenue:
Series A, 5.00%, 9/1/2028	200,000	244,556
Series A, 5.00%, 9/1/2032	255,000	325,431
Series A, 5.00%, 9/1/2035	1,250,000	1,635,975
Central Plains Energy Project, NE, Revenue 5.00%, 9/1/2042	100,000	108,508
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	701,610
		3,016,080
Security Description	Principal Amount	Value
NEVADA — 0.8%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	$250,000	$290,448
Series A, 5.00%, 6/15/2024	310,000	359,542
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (b)	1,000,000	142,850
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028	1,000,000	1,023,620
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (b)	1,095,000	1,108,074
5.88%, 12/15/2027 (b)	250,000	278,550
6.25%, 12/15/2037 (b)	780,000	908,583
6.95%, 2/15/2038 (b)	500,000	575,310
Series A, 4.50%, 12/15/2029 (b)	920,000	998,623
Series A, 5.00%, 12/15/2038 (b)	750,000	818,317
Washoe County, NV, GAS & Water Facilities Revenue Series B, 3.00%, 3/1/2036 (c)	255,000	264,611
		6,768,528
NEW HAMPSHIRE — 0.2%
National Finance Authority, NH, Revenue 4.88%, 11/1/2042 (b)	1,455,000	1,547,232
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (b)	350,000	378,613
		1,925,845
NEW JERSEY — 4.7%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	505,000	505,258
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	543,345
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	93,652
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	860,294
Irvington TWP, NJ, General Obligation Zero Coupon, 7/15/2026 (a)	115,000	100,060
New Jersey, Economic Development Authority Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2032	$250,000	$261,150
4.25%, 6/15/2027	635,000	668,464
5.00%, 6/15/2024	100,000	107,852
5.00%, 3/1/2027	100,000	109,382
5.00%, 10/1/2037	100,000	116,478
5.25%, 9/15/2029	50,000	54,821
5.25%, 1/1/2044	750,000	780,585
5.75%, 9/15/2027	1,100,000	1,215,005
7.10%, 11/1/2031 (e)	1,000,000	—
Series A, 3.25%, 7/15/2033	180,000	180,517
Series A, 3.35%, 7/15/2036	170,000	170,859
Series A, 3.38%, 7/1/2030	555,000	569,541
Series A, 4.00%, 11/1/2027	105,000	116,174
Series A, 5.00%, 10/1/2023	415,000	471,618
Series A, 5.00%, 7/1/2029	165,000	179,797
Series A, 5.00%, 6/1/2036	390,000	424,967
Series A, 5.00%, 6/15/2037	220,000	233,625
Series A, 5.00%, 6/15/2047	510,000	576,887
Series A, 5.13%, 6/15/2043	100,000	106,313
Series AAA, 4.13%, 6/15/2025	125,000	136,835
Series AAA, 5.00%, 6/15/2036	150,000	171,984
Series AAA, 5.00%, 6/15/2041	500,000	565,375
Series B, Zero Coupon, 7/1/2027	160,000	131,274
Series B, 5.63%, 11/15/2030	1,000,000	1,152,950
Series BBB, 4.75%, 6/15/2031	665,000	750,479
Series C, 5.00%, 6/15/2047	365,000	412,870
Series DDD, 5.00%, 6/15/2030	540,000	632,005
Series EE, 5.25%, 9/1/2024	200,000	210,220
Series EEE, 5.00%, 6/15/2038	1,205,000	1,397,740
Series II, 5.00%, 3/1/2026	575,000	616,521
Series N-1, 5.50%, 9/1/2023 (a)	100,000	113,346
Series NN, 5.00%, 3/1/2024	100,000	110,000
Series NN, 5.00%, 3/1/2025	310,000	339,915
Series NN, 5.00%, 3/1/2030	505,000	550,021
Series PP, 5.00%, 6/15/2025	100,000	113,105
Series PP, 5.00%, 6/15/2031	245,000	273,060
Series UU, 5.00%, 6/15/2034	355,000	392,669
Series UU, 5.00%, 6/15/2040	425,000	466,722
Series WW, 5.00%, 6/15/2035	500,000	562,145
Series WW, 5.00%, 6/15/2036	240,000	269,350
Series WW, 5.00%, 6/15/2037	390,000	436,656
Series XX, 4.25%, 6/15/2026	1,975,000	2,163,138
Series XX, 4.38%, 6/15/2027	175,000	192,344
Series XX, 5.00%, 6/15/2026	880,000	1,009,351
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	130,121
Series B, 5.00%, 9/1/2036	300,000	342,225
Series B, 5.50%, 9/1/2032	150,000	177,506
Series D, 3.50%, 7/1/2044	370,000	392,063
Series G, 3.50%, 7/1/2031	355,000	375,817
New Jersey, Health Care Facilities Financing Authority Revenue:
Security Description	Principal Amount	Value
4.00%, 7/1/2048	$175,000	$187,075
5.00%, 9/15/2027	170,000	188,192
5.75%, 7/1/2037	970,000	973,317
New Jersey, Transportation Trust Fund Authority Revenue:
Series A, Zero Coupon, 12/15/2025	940,000	815,243
Series A, Zero Coupon, 12/15/2027	400,000	324,176
Series A, Zero Coupon, 12/15/2030	145,000	105,960
Series A, Zero Coupon, 12/15/2032	500,000	339,420
Series A, Zero Coupon, 12/15/2033	285,000	186,011
Series A, Zero Coupon, 12/15/2035	615,000	369,707
Series A, Zero Coupon, 12/15/2040	1,235,000	601,223
Series A, 4.00%, 12/15/2031	1,315,000	1,431,654
Series A, 5.00%, 6/15/2024	120,000	136,656
Series A, 5.00%, 12/15/2024	270,000	310,902
Series A, 5.00%, 12/15/2025	250,000	292,285
Series A, 5.00%, 12/15/2028	100,000	121,137
Series A, 5.00%, 6/15/2029	175,000	206,341
Series A, 5.00%, 12/15/2029	350,000	420,648
Series A, 5.00%, 6/15/2031	505,000	590,986
Series A, 5.50%, 12/15/2023	1,435,000	1,654,297
Series A, 5.75%, 6/15/2023 (a)	165,000	188,626
Series -A, Zero Coupon, 12/15/2032	750,000	509,130
Series AA, 3.25%, 6/15/2038	310,000	303,692
Series AA, 4.75%, 6/15/2035	260,000	285,428
Series AA, 5.00%, 6/15/2024	100,000	111,182
Series AA, 5.00%, 6/15/2025	130,000	150,376
Series AA, 5.00%, 6/15/2026	350,000	397,747
Series AA, 5.00%, 6/15/2029	150,000	161,658
Series AA, 5.00%, 6/15/2033	150,000	160,794
Series AA, 5.00%, 6/15/2036	400,000	434,948
Series AA, 5.00%, 6/15/2038	590,000	639,536
Series AA, 5.00%, 6/15/2044	780,000	853,195
Series AA, 5.25%, 6/15/2029	90,000	104,271
Series AA, 5.25%, 6/15/2030	280,000	309,576
Series AA, 5.25%, 6/15/2033	120,000	132,044
Series AA, 5.25%, 6/15/2041	200,000	225,770
Series B, 5.25%, 12/15/2023 (a)	230,000	262,025
Series C, Zero Coupon, 12/15/2028 (a)	125,000	98,791
Series C-REMK 11/25/14, 5.25%, 6/15/2032	150,000	170,654
Series D, 5.25%, 12/15/2023	160,000	182,278
Series D-REMK 11/25, 5.00%, 6/15/2032	1,000,000	1,125,540

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	$400,000	$466,672
Newark, NJ, Housing Authority Revenue 5.00%, 1/1/2032 (a)	150,000	189,590
Passaic Valley, NJ, Sewerage Commission Revenue Series F, 2.50%, 12/1/2032 (a)	105,000	105,000
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2036	150,000	176,354
Series B, 5.00%, 1/1/2042	750,000	871,095
Series B, 5.00%, 1/1/2048	500,000	575,745
		41,481,398
NEW MEXICO — 0.1%
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	55,000	56,607
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	200,000	203,476
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	574,000	591,249
		851,332
NEW YORK — 6.1%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	200,000	74,776
Series A, 5.00%, 7/15/2042	900,000	1,034,406
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue 5.00%, 11/15/2037	1,000,000	1,126,500
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (b)	265,000	292,303
5.25%, 11/1/2034	250,000	270,195
5.50%, 11/1/2044	500,000	538,440
5.50%, 9/1/2045 (b)	1,000,000	1,143,020
Series A, 5.00%, 4/1/2033	120,000	129,552
Series A, 5.00%, 6/1/2047 (b)	150,000	162,956
Series A, 5.50%, 5/1/2048 (b)	500,000	542,655
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 7/1/2045	135,000	155,704
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	175,035
Series A, 5.00%, 6/1/2045	635,000	635,133
Glen Cove, NY, Local Economic Assistance Corp. Revenue Series C, 5.63%, 1/1/2055	620,000	590,091
Security Description	Principal Amount	Value
Hempstead Town, NY, Local Development Corp. Revenue 5.00%, 9/1/2038	$250,000	$279,355
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	136,354
Jefferson County, NY, Industrial Development Agency Revenue 5.25%, 1/1/2024 (b)	215,000	215,174
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	320,000	374,179
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 11/15/2040	355,000	407,636
Series B, 5.00%, 11/15/2026	115,000	141,457
Series C, 4.00%, 11/15/2033	205,000	218,449
Series C-1, 3.25%, 11/15/2036	290,000	303,102
Series C-1, 5.00%, 11/15/2031	425,000	503,978
Series C-2, Zero Coupon, 11/15/2040	1,000,000	537,470
Series D, 3.00%, 11/15/2032	215,000	222,205
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	290,000	321,506
Nassau County, NY, Local Economic Assistance Corp. Revenue 4.00%, 7/1/2032	225,000	234,518
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	609,439
Series A-3, 5.00%, 6/1/2035	7,135,000	7,071,927
Series A-3, 5.13%, 6/1/2046	635,000	634,498
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (a)	125,000	79,801
5.00%, 1/1/2023 (a)	550,000	551,507
5.00%, 1/1/2031 (a)	50,000	50,145
5.50%, 7/1/2035 (a)	120,000	165,361
5.75%, 10/1/2037 (d)	1,000,000	655,000
7.00%, 3/1/2049 (a)	200,000	201,052
Series A, 5.00%, 7/1/2022	690,000	750,851
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,545,108
Series A, 5.00%, 6/1/2045	885,000	885,044
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, Zero Coupon, 6/1/2055	10,000,000	772,600
New York State, Convention Center Development Corp. Revenue:
Series B, Zero Coupon, 11/15/2033	260,000	183,240

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, Zero Coupon, 11/15/2036	$235,000	$149,747
New York State, Dormitory Authority Revenue:
5.25%, 7/1/2035	275,000	278,624
Series A, 4.25%, 5/1/2042	285,000	297,189
Series A, 5.00%, 7/1/2026	200,000	239,008
Series A, 5.50%, 1/1/2039	100,000	111,428
Series A, 5.50%, 1/1/2044	850,000	941,494
New York State, Liberty Development Corp. Revenue:
Series 1, 5.00%, 11/15/2044 (b)	5,200,000	5,747,144
Series 2, 5.00%, 9/15/2043	150,000	161,910
Series 2, 5.38%, 11/15/2040 (b)	2,095,000	2,355,890
New York State, Thruway Authority Revenue:
Series I, 5.00%, 1/1/2023	200,000	216,340
Series I, 5.00%, 1/1/2024	110,000	118,936
New York State, Transportation Development Corp. Revenue:
5.00%, 1/1/2023	260,000	285,572
5.00%, 1/1/2024	250,000	281,195
5.00%, 8/1/2026	2,425,000	2,549,136
5.00%, 1/1/2027	350,000	420,049
5.00%, 1/1/2028	275,000	336,025
5.00%, 8/1/2031	930,000	975,998
Series A, 4.00%, 7/1/2037 (a)	100,000	106,938
Series A, 5.00%, 7/1/2030	170,000	192,472
Series A, 5.00%, 7/1/2041	515,000	572,500
Series A, 5.25%, 1/1/2050	1,500,000	1,673,625
Niagara, NY, Frontier Transportation Authority Revenue Series A, 5.00%, 4/1/2028	425,000	479,617
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	285,000	299,241
Suffolk County, NY, General Obligation Series B, 5.00%, 10/15/2025 (a)	200,000	238,146
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	527,450
Syracuse, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031	645,000	713,060
5.00%, 1/1/2033	150,000	165,171
Tompkins County, NY, Development Corp. Revenue:
5.00%, 7/1/2027	100,000	70,000
5.00%, 7/1/2041	790,000	951,958
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	251,183
Series B, 5.00%, 6/1/2022	400,000	422,636
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2045	$3,025,000	$3,011,781
Series B, 5.00%, 6/1/2048	1,950,000	1,934,361
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	350,000	387,107
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	700,000	791,840
Westchester County, NY, Local Development Corp. Revenue:
3.75%, 11/1/2037	275,000	286,099
4.00%, 1/1/2023	150,000	158,733
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	173,468
		53,794,793
NORTH CAROLINA — 0.3%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	116,208
North Carolina State, Capital Facilities Finance Agency Revenue 5.00%, 3/1/2034	500,000	518,025
North Carolina State, Medical Care Commission Revenue:
5.00%, 10/1/2030	150,000	177,125
5.00%, 7/1/2045	500,000	530,955
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	279,642
5.00%, 6/30/2054	575,000	634,162
		2,256,117
NORTH DAKOTA — 0.2%
Grand Forks County, ND, Revenue 5.38%, 9/15/2038 (b)	250,000	243,168
Ward County, ND, Health Care Facilities Revenue Series C, 5.00%, 6/1/2028	750,000	898,935
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	190,000	178,788
		1,320,891
OHIO — 6.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2, 5.13%, 6/1/2024	7,260,000	7,260,000
Series A-2, 5.38%, 6/1/2024	3,655,000	3,655,256
Series A-2, 5.75%, 6/1/2034	7,315,000	7,325,753
Series A-2, 5.88%, 6/1/2030	6,615,000	6,630,744
Series A-2, 5.88%, 6/1/2047	8,210,000	8,246,042
Series A-2, 6.00%, 6/1/2042	4,430,000	4,459,459
Series A-2, 6.50%, 6/1/2047	4,360,000	4,475,845

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A-3, 6.25%, 6/1/2037	$1,190,000	$1,219,619
Series B, Zero Coupon, 6/1/2047	1,000,000	60,440
Series C, Zero Coupon, 6/1/2052	2,500,000	107,475
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b)	175,000	189,637
Cleveland Heights & University Heights, City School District, General Obligation 3.50%, 12/1/2051	435,000	452,935
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	294,698
5.00%, 2/15/2042	200,000	226,876
5.00%, 2/15/2057	200,000	223,596
5.25%, 2/15/2047	100,000	115,230
5.50%, 2/15/2057	1,000,000	1,164,140
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (b)	550,000	573,738
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	208,548
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (a)	600,000	659,370
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (b)	500,000	561,600
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,080,930
5.00%, 2/15/2044	200,000	214,326
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	232,447
5.00%, 7/1/2049 (b)	1,270,000	1,401,813
6.75%, 6/1/2024	700,000	722,064
Series B, 3.63%, 10/1/2033 (c) (d)	250,000	206,875
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	104,479
5.00%, 7/1/2037	220,000	242,367
Ohio State, Water Development Authority Revenue:
Series B, 3.63%, 10/1/2033 (c) (d)	325,000	268,938
Series B-REMK 7/1/15, 4.00%, 1/1/2034 (c) (d)	570,000	471,675
Series C, 3.95%, 11/1/2032 (c) (d)	125,000	103,438
Security Description	Principal Amount	Value
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	$240,000	$250,116
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	497,610
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	450,000	468,607
5.00%, 12/1/2043	250,000	263,633
5.50%, 12/1/2043	400,000	434,224
5.75%, 12/1/2032	200,000	218,788
6.00%, 12/1/2042	550,000	595,375
Wood County, OH, Hospital Facilities Revenue 5.00%, 12/1/2042	160,000	168,181
		56,056,887
OKLAHOMA — 0.9%
Comanche County, OK, Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	472,585
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	117,186
Series A, 5.00%, 8/1/2047	935,000	551,650
Series B, 4.00%, 8/15/2052 (a)	455,000	499,663
Series B, 5.00%, 8/15/2038	500,000	592,630
Series B, 5.50%, 8/15/2052	1,000,000	1,195,520
Series B, 5.50%, 8/15/2057	2,615,000	3,110,569
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (d)	199,640	1,657
Series A, 6.88%, 11/1/2046 (d)	33,274	276
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (c)	1,000,000	1,128,650
Series B-REMK-06/11/13, 5.50%, 12/1/2035	600,000	656,580
		8,326,966
OREGON — 0.7%
Multnomah County, OR, Hospital Facilities Authority Revenue:
5.00%, 12/1/2036	400,000	458,932
Series A, 5.50%, 10/1/2049	1,000,000	1,094,320
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (b) (h)	2,000,000	1,885,820
Series D, 6.50%, 4/1/2031 (b) (h)	750,000	707,183

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	$1,630,000	$1,688,044
		5,834,299
PENNSYLVANIA — 3.3%
Allegheny County, PA, Higher Education Building Authority Revenue 5.00%, 10/15/2047	105,000	117,856
Allegheny County, PA, Hospital Development Authority Revenue:
Series A, 4.00%, 4/1/2037	800,000	882,368
Series A, 5.13%, 4/1/2035	595,000	550,292
Allegheny County, PA, Industrial Development Authority Revenue:
5.75%, 8/1/2042	250,000	258,605
6.75%, 11/1/2024	380,000	381,250
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (b)	1,925,000	2,169,282
5.00%, 5/1/2042 (b)	500,000	559,070
Beaver County, PA, Industrial Development Authority Revenue Series B, 3.50%, 12/1/2035 (c) (d)	270,000	223,425
Berks County, PA, Industrial Development Authority Revenue 3.75%, 11/1/2042	240,000	251,386
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	406,957
Chester County, PA, Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	276,212
5.00%, 10/1/2044	215,000	234,434
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	324,435
5.25%, 1/1/2032	220,000	229,304
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	108,469
4.00%, 8/1/2045	170,000	183,848
5.25%, 10/1/2032	115,000	116,333
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (b)	995,000	1,060,461
Series A, 5.25%, 8/15/2030	280,000	269,436
Series A, 6.13%, 8/15/2040	700,000	702,198
Security Description	Principal Amount	Value
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	$135,000	$188,769
Erie, PA, City School District General Obligation Series C, 5.00%, 4/1/2027 (a)	835,000	1,022,983
Fulton County, PA, Industrial Development Authority Revenue:
4.00%, 7/1/2028	300,000	316,614
5.00%, 7/1/2040	945,000	1,010,129
Series S, 5.00%, 7/1/2046	200,000	212,612
Lancaster County, PA, Hospital Authority Revenue 5.00%, 4/1/2027	420,000	439,963
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	143,503
4.00%, 11/1/2041	250,000	264,665
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (b)	370,000	384,393
Montgomery County Higher Education & Health Authority Revenue 5.00%, 11/1/2038	1,700,000	1,915,475
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2035	300,000	366,963
Series A, 5.00%, 10/1/2026	110,000	123,583
Series A, 5.00%, 10/1/2027	250,000	280,282
Montgomery County, PA, Industrial Development Authority Revenue:
5.00%, 11/15/2036	100,000	116,708
5.25%, 1/1/2040	205,000	211,521
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,150,821
Northampton County, PA, General Purpose Authority Revenue 3.88%, 10/1/2045	245,000	254,788
Pennsylvania State, Economic Development Financing Authority Revenue:
5.00%, 12/31/2028	360,000	421,236
5.00%, 12/31/2034	400,000	460,892
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	68,680
Pennsylvania, PA, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	310,000	335,067
Pennsylvania, State Higher Educational Facilities Authority Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/1/2032	$170,000	$167,948
5.00%, 11/1/2027	880,000	918,465
5.00%, 5/1/2035	150,000	175,170
5.00%, 11/1/2036	980,000	1,094,670
5.00%, 4/1/2042	210,000	224,057
5.00%, 11/1/2042	140,000	143,079
Series A, 5.00%, 9/1/2045	280,000	319,172
Series AT-1, 5.00%, 6/15/2024	125,000	145,039
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	463,975
Series A-1, 5.00%, 12/1/2037	380,000	461,290
Series A-2, 5.00%, 12/1/2028	135,000	169,897
Series B-2, Zero Coupon, 12/1/2037	190,000	182,909
Series C, 5.00%, 12/1/2044	235,000	267,940
Series E, 6.00%, 12/1/2030	435,000	558,366
Philadelphia, PA, Airport System Revenue Series A, 5.00%, 6/15/2022	165,000	174,831
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	325,554
Series A, 4.00%, 9/1/2047	385,000	419,931
Philadelphia, PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	111,562
Series B, 5.00%, 8/1/2033	110,000	128,051
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	380,198
5.00%, 7/1/2032	1,610,000	1,889,512
Series A, 5.63%, 7/1/2042	410,000	444,993
Philadelphia, PA, School District, General Obligation Series E, 5.25%, 9/1/2023	200,000	206,924
Reading, PA, School District, General Obligation Series A, 4.13%, 2/1/2036 (a)	120,000	130,925
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	414,371
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	201,480
State Public School Building Authority, PA, Lease Revenue 5.00%, 4/1/2029	150,000	161,713
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	163,981
		29,441,271
Security Description	Principal Amount	Value
PUERTO RICO — 10.3%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	$720,000	$733,702
5.63%, 5/15/2043	3,790,000	3,862,124
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.00%, 7/1/2035 (a)	525,000	551,098
Series A, 5.25%, 7/1/2024 (a)	150,000	157,928
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.00%, 7/1/2022	100,000	103,500
Series A, 4.25%, 7/1/2025	750,000	766,875
Series A, 5.00%, 7/1/2033	2,010,000	2,092,912
Series A, 5.13%, 7/1/2037	2,920,000	3,047,750
Series A, 5.25%, 7/1/2029	1,250,000	1,310,938
Series A, 5.25%, 7/1/2042	1,695,000	1,773,394
Series A, 6.00%, 7/1/2038	1,690,000	1,709,012
Series A, 6.00%, 7/1/2044	1,865,000	1,885,981
Series A, 6.00%, 7/1/2047	2,145,000	2,276,381
Series A, 6.13%, 7/1/2024	195,000	210,113
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (a)	350,000	351,012
Series A, 5.00%, 7/1/2031 (a)	165,000	168,765
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (a)	120,000	127,135
Series RR, 5.00%, 7/1/2022 (a)	135,000	136,990
Series RR, 5.00%, 7/1/2026	140,000	140,116
Series V V, 5.25%, 7/1/2025 (a)	710,000	761,120
Series V V, 5.25%, 7/1/2026 (a)	795,000	857,606
Series V V, 5.25%, 7/1/2027 (a)	920,000	1,027,695
Series V V, 5.25%, 7/1/2029 (a)	1,900,000	2,066,022
Series V V, 5.25%, 7/1/2030 (a)	2,020,000	2,196,669
Series V V, 5.25%, 7/1/2032 (a)	1,120,000	1,215,469
Series V V, 5.25%, 7/1/2033 (a)	2,000,000	2,167,340
Series V V, 5.25%, 7/1/2034 (a)	770,000	833,433
Series V V, 5.25%, 7/1/2035 (a)	2,230,000	2,422,315
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (a)	120,000	135,602
Series L, 5.25%, 7/1/2022 (d)	140,000	121,800

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series L, 5.25%, 7/1/2038 (a)	$370,000	$402,508
Series L-AGC-ICC, 5.25%, 7/1/2041 (a)	125,000	140,180
Series N, 5.25%, 7/1/2030 (a)	960,000	1,051,373
Series N, 5.25%, 7/1/2031 (a)	871,000	953,283
Series N, 5.25%, 7/1/2032 (a)	330,000	358,129
Series N, 5.25%, 7/1/2033 (a)	735,000	796,497
Series N, 5.25%, 7/1/2034 (a)	345,000	389,798
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	199,554
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	260,000	260,328
Series A, 6.00%, 7/1/2033	100,000	104,801
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033	100,000	37,429
Series A, Zero Coupon, 7/1/2036 (a)	155,000	66,373
Series A, Zero Coupon, 7/1/2043 (a)	710,000	213,312
Series C, 5.50%, 7/1/2021 (d)	110,000	95,700
Series C, 5.50%, 7/1/2023 (a)	460,000	492,513
Series C, 5.50%, 7/1/2024 (a)	440,000	474,918
Series C, 5.50%, 7/1/2025 (a)	425,000	463,029
Series C, 5.50%, 7/1/2026 (a)	480,000	527,290
Series C, 5.50%, 7/1/2027 (a)	945,000	1,044,064
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	191,000	166,672
Series A-1, Zero Coupon, 7/1/2027	365,000	290,467
Series A-1, Zero Coupon, 7/1/2029	709,000	526,199
Series A-1, Zero Coupon, 7/1/2031	1,646,000	1,132,481
Series A-1, Zero Coupon, 7/1/2033	1,762,000	1,109,214
Series A-1, Zero Coupon, 7/1/2046	5,617,000	1,489,516
Series A-1, Zero Coupon, 7/1/2051	4,467,000	865,883
Series A-1, 4.50%, 7/1/2034	2,065,000	2,205,916
Series A-1, 4.55%, 7/1/2040	1,465,000	1,510,503
Series A-1, 4.75%, 7/1/2053	8,355,000	8,668,312
Series A-1, 5.00%, 7/1/2058	22,595,000	23,820,101
Series A-2, 4.33%, 7/1/2040	1,942,000	1,971,091
Series A-2, 4.54%, 7/1/2053	58,000	59,160
Security Description	Principal Amount	Value
Series A-2, 4.78%, 7/1/2058	$779,000	$808,283
University of Puerto Rico, PR, Revenue:
Series P, 5.00%, 6/1/2022	440,000	439,450
Series P, 5.00%, 6/1/2025	185,000	184,075
Series P, 5.00%, 6/1/2030	765,000	759,263
Series Q, 5.00%, 6/1/2030	315,000	312,638
Series Q, 5.00%, 6/1/2036	2,055,000	2,039,587
		91,640,687
SOUTH CAROLINA — 1.0%
South Carolina State, Jobs - Economic Development Authority Revenue:
4.00%, 2/1/2028	230,000	243,202
5.00%, 11/1/2037	500,000	553,190
5.25%, 11/15/2047	1,750,000	1,927,572
Series A, 7.00%, 11/1/2033	270,000	301,768
Series S, 3.00%, 8/15/2038	1,035,000	1,041,200
Series S, 5.25%, 8/15/2033	100,000	117,156
South Carolina State, Ports Authority Revenue:
4.00%, 7/1/2040	245,000	262,111
5.00%, 7/1/2043	1,800,000	2,141,082
South Carolina State, Public Service Authority Revenue:
Series A, 5.00%, 12/1/2055	255,000	288,925
Series A, 5.50%, 12/1/2054	320,000	364,451
Series B, 5.13%, 12/1/2043	490,000	548,888
Series E, 5.00%, 12/1/2048	250,000	277,447
Series E, 5.25%, 12/1/2055	305,000	353,230
Series E, 5.50%, 12/1/2053	100,000	112,939
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	206,328
		8,739,489
TENNESSEE — 0.4%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (b)	400,000	410,296
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	699,133
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	283,726
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	111,168

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b) (d) (f)	$370,000	$203,500
Metropolitan Nashville, TN, Airport Authority Revenue Series B, 5.00%, 7/1/2043	100,000	113,893
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (b)	430,000	475,382
Shelby County, TN, Health Educational & Housing Facilities Board Revenue Series A, 5.50%, 9/1/2047	400,000	411,012
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2022	190,000	208,124
Series A, 5.25%, 9/1/2026	120,000	143,406
Series C, 5.00%, 2/1/2024	100,000	112,400
Series C, 5.00%, 2/1/2027	500,000	594,240
		3,766,280
TEXAS — 5.4%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.63%, 8/15/2046	2,000,000	2,031,580
Series A, 5.00%, 6/15/2046	225,000	229,437
Series A, 5.00%, 8/15/2048	15,000	15,694
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	400,000	466,220
Austin, TX, Community College District Revenue 3.25%, 2/1/2037	410,000	417,183
Bexar County, TX, Health Facilities Development Corp. Revenue 4.00%, 7/15/2036	500,000	519,995
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	118,430
Series A, 4.35%, 12/1/2042	290,000	298,944
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	535,755
Dallas/Fort Worth, TX, International Airport Revenue:
Series A, 5.00%, 11/1/2045	175,000	181,673
Series B, 5.00%, 11/1/2038	175,000	191,697
Series E, 5.00%, 11/1/2024	200,000	222,070
Security Description	Principal Amount	Value
Series F, 5.00%, 11/1/2022	$510,000	$529,446
Series H, 5.00%, 11/1/2027	140,000	149,766
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	320,000	376,358
Series A-REF, 5.25%, 9/1/2029	335,000	380,664
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	215,392
4.00%, 8/15/2038	200,000	214,314
5.00%, 8/15/2037	200,000	227,410
Fort Bend County, TX, Industrial Development Corp. Revenue Series B, 4.75%, 11/1/2042	485,000	511,951
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	255,413
Hale Center, TX, Education Facilities Corp. Revenue 5.00%, 3/1/2035	150,000	157,130
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 11/15/2032	135,000	143,109
5.00%, 11/15/2027	120,000	149,231
5.00%, 1/1/2037	430,000	474,376
5.00%, 1/1/2048	1,375,000	1,499,410
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	123,836
Harris County-Houston, TX, Sports Authority Revenue Series H, Zero Coupon, 11/15/2041 (a)	965,000	359,115
Houston, TX, Airport System Revenue:
Series A, 5.00%, 7/1/2024	100,000	105,970
Series A, 6.50%, 7/15/2030	300,000	322,929
Series B-1, 5.00%, 7/15/2035	3,000,000	3,360,300
Series D, 5.00%, 7/1/2029	115,000	146,243
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	62,132
Lower Colorado River, TX, Authority Revenue:
4.00%, 5/15/2035	130,000	136,111
Series A, 5.00%, 5/15/2024	110,000	120,031
Series B, 3.13%, 5/15/2033	160,000	163,181
Lubbock, TX, Educational Facilities Authority, Inc. Revenue 2.75%, 11/1/2031	100,000	95,430

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Matagorda County, TX, Navigation District No. 1 Revenue 5.13%, 11/1/2028 (a)	$365,000	$458,009
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,571,680
Mission, TX, Economic Development Corp. Revenue:
6.50%, 12/1/2033 (b)	565,000	585,063
7.75%, 1/1/2045 (b) (d) (f)	940,000	846,000
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	938,698
5.00%, 11/15/2036	550,000	600,809
5.00%, 1/1/2047	500,000	544,575
5.50%, 1/1/2049	1,000,000	1,080,120
Series A, 4.25%, 8/1/2033	460,000	252,558
Series A, 4.75%, 4/1/2046	150,000	153,402
Series A, 5.00%, 4/1/2044	1,475,000	1,530,254
Series A, 5.00%, 4/1/2046	335,000	358,309
Series A, 5.00%, 7/1/2047	1,000,000	934,830
Series A, 5.38%, 11/15/2036	500,000	537,080
Series A, 5.50%, 7/1/2054	100,000	105,735
Newark Higher Education Finance Corp., TX, Revenue Series A, 5.13%, 8/15/2047	1,000,000	1,026,620
North Harris County, TX, Regional Water Authority Revenue 3.00%, 12/15/2036	510,000	525,881
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2029 (a)	315,000	260,965
Zero Coupon, 1/1/2030 (a)	390,000	313,248
4.00%, 1/1/2037	500,000	562,855
4.00%, 1/1/2038	595,000	667,560
Series B, 5.00%, 1/1/2040	180,000	199,438
Series I, 6.20%, 1/1/2042 (a)	180,000	220,655
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	323,832
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	120,000	134,513
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,185,420
Series A, 8.00%, 11/15/2049	385,000	459,559
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	243,394
5.50%, 8/1/2027	150,000	185,366
Security Description	Principal Amount	Value
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	$500,000	$529,765
4.50%, 11/15/2021 (d)	715,000	500,500
5.00%, 10/1/2044	200,000	217,594
5.00%, 11/15/2046	450,000	512,942
5.25%, 11/15/2047	110,000	116,211
5.63%, 11/15/2041 (d)	500,000	350,000
6.38%, 2/15/2041	100,000	112,176
6.75%, 11/15/2047	1,400,000	1,611,918
6.75%, 11/15/2052	300,000	344,367
Series B, 4.00%, 11/15/2025	235,000	241,155
Series B, 4.50%, 11/15/2036	190,000	191,201
Series B, 5.00%, 11/15/2046	100,000	112,443
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	265,000	309,154
Texas State, Municipal Gas Acquisition & Supply Corp. III Revenue:
5.00%, 12/15/2022	80,000	87,974
5.00%, 12/15/2026	25,000	27,433
5.00%, 12/15/2030	330,000	360,238
5.00%, 12/15/2031	500,000	544,920
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
5.00%, 12/31/2040	280,000	314,804
5.00%, 12/31/2045	350,000	391,349
5.00%, 12/31/2055	490,000	544,870
5.00%, 6/30/2058	1,000,000	1,166,940
6.75%, 6/30/2043	250,000	290,998
7.00%, 12/31/2038	225,000	264,913
7.50%, 12/31/2031	1,500,000	1,524,630
Texas State, Transportation Commission Revenue Zero Coupon, 8/1/2049	400,000	105,488
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	566,645
Series C, 5.00%, 8/15/2037	500,000	563,340
West Harris County, TX, Regional Water Authority Revenue Series A, 3.75%, 12/15/2039	100,000	106,525
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	409,109
6.25%, 9/1/2040	370,000	383,638
6.38%, 9/1/2045	505,000	526,761

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (b)	$2,000,000	$1,896,780
		47,541,135
U. S. VIRGIN ISLANDS — 1.1%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021	80,000	77,506
Series A, 5.00%, 10/1/2024	700,000	701,750
Series A, 5.00%, 10/1/2025	10,000	10,033
Series A, 5.00%, 10/1/2029	2,340,000	2,349,126
Series A, 5.00%, 7/1/2031	1,180,000	1,091,500
Series A, 5.00%, 10/1/2032	415,000	415,984
Series A1, 4.50%, 10/1/2024	350,000	347,375
Series A1, 5.00%, 10/1/2029	100,000	100,121
Series A1, 5.00%, 10/1/2039	345,000	345,204
Series A-GROSS RCPTS TAXES LN, 4.00%, 10/1/2022	110,000	108,199
Series A-GROSS RCPTS TAXES LN, 5.00%, 10/1/2032	710,000	706,450
Series B, 5.00%, 10/1/2024	100,000	100,854
Series B, 5.00%, 10/1/2025	575,000	573,534
Series B, 5.25%, 10/1/2029	895,000	899,045
Series B, 6.63%, 10/1/2029	750,000	753,757
Series B, 6.75%, 10/1/2037	100,000	100,256
Series C, 5.00%, 10/1/2030	1,000,000	997,500
Series C, 5.00%, 10/1/2030 (a)	115,000	125,558
		9,803,752
UTAH — 0.1%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (b)	320,000	320,739
Salt Lake City Corp., Airport Revenue Series A, 5.00%, 7/1/2028	150,000	184,257
Utah State, Charter School Finance Authority Revenue Series A, 7.00%, 7/15/2045	110,000	112,979
		617,975
VERMONT — 0.1%
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,099,090
Vermont State, Student Assistance Corp., Revenue Series B, 4.50%, 6/15/2045	115,000	123,441
		1,222,531
Security Description	Principal Amount	Value
VIRGINIA — 1.7%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	$125,000	$125,043
Capital Region Airport, VA, Commission Revenue Series A, 4.00%, 7/1/2038	100,000	110,572
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	353,609
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	53,787
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	407,615
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,113,180
Lexington, VA, Industrial Development Authority Revenue:
4.00%, 1/1/2031	110,000	117,404
Series A, 5.00%, 1/1/2048	155,000	167,375
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	980,000	1,019,984
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	818,141
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	276,060
Series A, 5.00%, 1/1/2049	2,000,000	2,173,840
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (b)	200,000	224,678
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	215,395
Tobacco Settlement Financing Corp., RI, Revenue Series A, 5.00%, 6/1/2023	260,000	289,955
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,360,000	4,373,821
Series C-1ST SUB, Zero Coupon, 6/1/2047	2,285,000	264,397
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	965,256

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Virginia State, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	$500,000	$535,415
5.00%, 12/31/2052	335,000	384,721
Series C, 5.00%, 6/1/2047	1,000,000	1,087,330
Series SR, 5.50%, 1/1/2042	275,000	299,285
		15,376,863
WASHINGTON — 1.3%
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	465,472
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	248,987
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	157,697
Port of Seattle, WA, Industrial Development Corp. Revenue 5.00%, 4/1/2030	100,000	109,673
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	225,000	226,044
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (b)	100,000	101,161
7.50%, 1/1/2032 (b)	260,000	266,937
Series S, 7.50%, 1/1/2032 (b)	535,000	550,114
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	660,139
4.00%, 7/1/2042	200,000	218,720
Series A-, 5.00%, 8/1/2038	250,000	301,947
Series A-, 5.00%, 8/1/2039	250,000	301,210
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2033	100,000	109,747
5.00%, 7/1/2046 (b)	1,520,000	1,622,904
5.00%, 7/1/2051 (b)	1,250,000	1,330,812
Series A, 5.00%, 1/1/2031 (b)	100,000	113,179
Series A, 5.00%, 1/1/2046 (b)	1,000,000	1,105,760
Series A, 5.00%, 1/1/2051 (b)	820,000	904,624
Series A, 5.00%, 7/1/2051 (b)	1,000,000	1,077,420
Series A, 7.00%, 7/1/2045 (b)	1,345,000	1,450,650
Series A, 7.00%, 7/1/2050 (b)	500,000	538,000
		11,861,197
WEST VIRGINIA — 0.3%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	791,047
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	406,891
Security Description	Principal Amount	Value
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (b)	$225,000	$247,853
Princeton, WV, Hospital Revenue Series A, 5.00%, 5/1/2027	750,000	800,580
West Virginia State, Commissioner of Highways Revenue Series A, 5.00%, 9/1/2029	120,000	149,910
West Virginia State, Economic Development Authority Revenue Series A, 5.38%, 12/1/2038	140,000	145,583
Wheeling, WV, Waterworks & Sewerage System Revenue 5.00%, 6/1/2038	250,000	277,613
		2,819,477
WISCONSIN — 3.2%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	773,526
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	350,410
Public Finance Authority Revenue:
4.00%, 8/1/2035	940,000	978,164
5.00%, 9/1/2030 (b)	400,000	437,244
5.25%, 4/1/2030	775,000	856,584
5.25%, 3/1/2035 (b)	750,000	814,965
5.25%, 5/15/2052 (b)	1,300,000	1,450,644
5.88%, 4/1/2045	530,000	591,332
5.88%, 6/15/2047 (b)	800,000	812,208
6.75%, 12/1/2042 (b)	2,000,000	2,370,540
7.00%, 12/1/2050 (b)	3,000,000	3,598,230
Series A, 4.00%, 7/1/2051	100,000	103,379
Series A, 4.50%, 12/1/2042	180,000	184,018
Series A, 5.00%, 6/15/2037 (b)	425,000	438,613
Series A, 5.00%, 3/1/2038	955,000	1,033,367
Series A, 5.00%, 6/15/2046 (b)	1,000,000	979,270
Series A, 5.13%, 10/1/2045	415,000	438,240
Series A, 5.13%, 6/15/2047 (b)	1,130,000	1,165,844
Series A, 5.13%, 6/1/2048 (b)	350,000	374,293
Series A, 5.35%, 12/1/2045	1,000,000	1,164,640
Series A, 5.38%, 7/15/2047 (b)	500,000	550,845
Series A, 6.00%, 7/15/2042	250,000	269,018
Series A, 6.20%, 10/1/2042	325,000	354,988
Series A, 6.50%, 9/1/2048	480,000	501,062
Series A-, 5.20%, 6/1/2037	1,000,000	1,047,090
Series A1, 6.25%, 1/1/2038 (b)	500,000	528,160
Series A1, 6.38%, 1/1/2048 (b)	500,000	529,005
Series S, 6.25%, 10/1/2031 (b)	200,000	222,104
Wisconsin Health & Educational Facilities Authority Revenue:
5.00%, 8/1/2032	50,000	54,714

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2037	$150,000	$162,315
5.00%, 8/1/2039	1,100,000	1,186,229
5.50%, 5/1/2034	350,000	379,641
3.50%, 7/1/2040	100,000	101,864
4.00%, 7/1/2046	335,000	352,882
Series A, 4.00%, 7/1/2048	425,000	444,227
Series A, 4.13%, 7/1/2053	595,000	625,042
Series A, 5.25%, 8/1/2048	100,000	109,425
Series B, 3.50%, 2/15/2046	595,000	608,322
Series B, 5.00%, 9/15/2037	590,000	616,638
Series B, 5.00%, 2/15/2042	150,000	169,811
Series B, 5.00%, 9/15/2045	1,000,000	1,038,870
		28,767,763
TOTAL MUNICIPAL BONDS & NOTES (Cost $832,177,182)		876,237,250
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (i) (j) (Cost $2,501,539)	2,501,539	2,501,539
TOTAL INVESTMENTS — 98.8% (Cost $834,678,721)		878,738,789
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		10,853,646
NET ASSETS — 100.0%		$889,592,435

(a)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	2.0%
Ambac Financial Group	1.3%
Assured Guaranty Municipal Corp.	1.1%
Assured Guaranty Corp.	0.1%
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.6% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $1,112,200 representing 0.1% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	When-issued security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$876,237,250	$0(a)	$876,237,250
Short-Term Investment	2,501,539	—	—	2,501,539
TOTAL INVESTMENTS	$2,501,539	$876,237,250	$0	$878,738,789
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,125,045	$6,125,045	$18,682,738	$22,306,244	$—	$—	2,501,539	$2,501,539	$15,695
See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023 (b)	$108,000	$112,747
4.20%, 4/15/2024	96,000	102,802
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	322,000	339,410
3.63%, 5/1/2022	191,000	197,952
WPP Finance 2010:
3.63%, 9/7/2022	275,000	283,489
3.75%, 9/19/2024	226,000	234,647
		1,271,047
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.65%, 10/30/2020	150,000	149,196
1.88%, 6/15/2023	300,000	297,432
2.13%, 3/1/2022	300,000	300,240
2.25%, 6/15/2026	330,000	328,340
2.30%, 8/1/2021	110,000	110,480
2.70%, 5/1/2022	40,000	40,793
2.70%, 2/1/2027	146,000	148,808
2.80%, 3/1/2023	100,000	102,051
2.80%, 3/1/2024	300,000	307,893
2.85%, 10/30/2024	145,000	148,927
2.95%, 2/1/2030	200,000	206,106
3.10%, 5/1/2026	300,000	314,157
3.20%, 3/1/2029	315,000	330,763
3.25%, 2/1/2035	200,000	207,760
3.45%, 11/1/2028	150,000	160,570
3.50%, 3/1/2039	100,000	104,959
3.55%, 3/1/2038	65,000	68,772
3.60%, 5/1/2034	120,000	130,207
3.63%, 3/1/2048	35,000	36,800
3.75%, 2/1/2050	200,000	216,368
3.83%, 3/1/2059	450,000	479,826
3.90%, 5/1/2049	100,000	109,892
3.95%, 8/1/2059	200,000	220,658
6.13%, 2/15/2033	15,000	20,004
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	633,000	693,540
5.40%, 2/1/2027	561,000	636,769
General Dynamics Corp.:
1.88%, 8/15/2023	75,000	74,791
2.13%, 8/15/2026	50,000	49,872
2.25%, 11/15/2022	270,000	272,492
2.38%, 11/15/2024	125,000	126,886
3.00%, 5/11/2021	400,000	406,944
3.38%, 5/15/2023	271,000	283,978
3.50%, 5/15/2025	309,000	330,568
3.75%, 5/15/2028	121,000	134,333
Harris Corp.:
Security Description	Principal Amount	Value
4.85%, 4/27/2035	$100,000	$118,189
5.05%, 4/27/2045	595,000	745,934
L3Harris Technologies, Inc.:
3.85%, 6/15/2023 (c)	105,000	110,573
3.95%, 5/28/2024 (c)	124,000	131,907
4.40%, 6/15/2028 (c)	172,000	193,027
Lockheed Martin Corp.:
2.50%, 11/23/2020	487,000	489,075
2.90%, 3/1/2025	350,000	363,695
3.10%, 1/15/2023	150,000	154,695
3.35%, 9/15/2021	268,000	274,606
3.55%, 1/15/2026	602,000	645,832
3.60%, 3/1/2035	29,000	31,356
3.80%, 3/1/2045	250,000	278,610
4.07%, 12/15/2042	125,000	143,982
4.70%, 5/15/2046	236,000	298,880
Northrop Grumman Corp.:
2.08%, 10/15/2020	315,000	315,013
2.93%, 1/15/2025	265,000	273,090
3.20%, 2/1/2027	497,000	519,509
3.25%, 8/1/2023	205,000	213,473
3.25%, 1/15/2028	224,000	235,077
3.85%, 4/15/2045	320,000	349,942
4.03%, 10/15/2047	193,000	218,611
4.75%, 6/1/2043	200,000	244,992
5.05%, 11/15/2040	20,000	24,707
Raytheon Co.:
2.50%, 12/15/2022	441,000	446,332
3.13%, 10/15/2020	367,000	371,397
4.20%, 12/15/2044	20,000	23,584
Rockwell Collins, Inc.:
3.50%, 3/15/2027	176,000	187,922
3.70%, 12/15/2023	109,000	114,611
4.35%, 4/15/2047	400,000	466,856
4.80%, 12/15/2043	417,000	501,801
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	25,729
4.60%, 6/15/2028	100,000	108,480
United Technologies Corp.:
1.95%, 11/1/2021	381,000	380,006
2.30%, 5/4/2022	200,000	201,400
2.65%, 11/1/2026	516,000	529,772
2.80%, 5/4/2024	100,000	102,921
3.10%, 6/1/2022	225,000	231,523
3.13%, 5/4/2027	360,000	378,018
3.35%, 8/16/2021	177,000	181,312
3.65%, 8/16/2023	545,000	576,654
3.75%, 11/1/2046	272,000	297,987
3.95%, 8/16/2025	119,000	130,301
4.05%, 5/4/2047	205,000	235,188
4.13%, 11/16/2028	637,000	720,600
4.15%, 5/15/2045	540,000	620,833
4.45%, 11/16/2038	130,000	155,143
4.50%, 6/1/2042	293,000	350,765
4.63%, 11/16/2048	233,000	290,488

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 4/15/2040	$313,000	$418,296
6.05%, 6/1/2036	100,000	135,319
7.50%, 9/15/2029	160,000	225,131
		22,334,319
AGRICULTURE — 0.4%
Altria Group, Inc.:
2.85%, 8/9/2022	22,000	22,259
3.80%, 2/14/2024	350,000	365,939
4.00%, 1/31/2024	511,000	538,482
4.40%, 2/14/2026	478,000	510,992
4.75%, 5/5/2021	268,000	278,637
4.80%, 2/14/2029	869,000	949,713
5.38%, 1/31/2044	310,000	344,890
5.95%, 2/14/2049	647,000	760,296
6.20%, 2/14/2059	1,000,000	1,170,200
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	357,000	360,848
3.38%, 3/15/2022	60,000	62,014
3.75%, 9/15/2047	115,000	127,245
4.48%, 3/1/2021	200,000	206,238
BAT Capital Corp.:
2.76%, 8/15/2022	1,237,000	1,247,811
2.79%, 9/6/2024	175,000	173,708
3.22%, 8/15/2024	539,000	544,864
3.22%, 9/6/2026	250,000	247,782
3.46%, 9/6/2029	300,000	294,471
4.39%, 8/15/2037	631,000	611,477
4.54%, 8/15/2047	1,162,000	1,114,811
4.76%, 9/6/2049	200,000	196,688
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	122,000	123,341
3.25%, 8/15/2026	258,000	258,439
3.50%, 11/24/2020 (b)	75,000	75,879
3.75%, 9/25/2027	70,000	72,012
4.35%, 3/15/2024	260,000	273,291
Philip Morris International, Inc.:
1.88%, 2/25/2021	263,000	262,519
2.13%, 5/10/2023	97,000	96,700
2.38%, 8/17/2022	148,000	148,881
2.50%, 8/22/2022 (b)	361,000	364,509
2.50%, 11/2/2022	390,000	393,756
2.63%, 3/6/2023	250,000	253,505
2.75%, 2/25/2026	87,000	88,448
2.88%, 5/1/2024	206,000	211,210
2.90%, 11/15/2021	310,000	314,889
3.13%, 3/2/2028	150,000	154,578
3.38%, 8/11/2025	815,000	857,877
3.38%, 8/15/2029	320,000	335,453
4.13%, 3/4/2043	174,000	186,041
Reynolds American, Inc.:
4.00%, 6/12/2022	125,000	130,130
4.45%, 6/12/2025	1,171,000	1,248,052
5.85%, 8/15/2045	677,000	748,782
Security Description	Principal Amount	Value
6.15%, 9/15/2043	$450,000	$507,798
		17,235,455
AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	86,907	91,009
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	76,696	80,661
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	466,416	483,104
American Airlines 2015-2 Pass Through Trust Series AA, Class AA, 3.60%, 3/22/2029	83,423	87,786
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	42,844	44,679
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	21,925	22,398
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	249,360	253,484
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	75,000	76,961
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	70,469	74,425
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	14,471	15,253
Delta Air Lines, Inc.:
3.40%, 4/19/2021	335,000	339,656
3.63%, 3/15/2022	90,000	92,537
3.80%, 4/19/2023	110,000	114,071
4.38%, 4/19/2028 (b)	210,000	224,309
Latam Airlines 2015-1 Pass Through Trust Class A, 4.20%, 8/15/2029	183,125	186,640
Southwest Airlines Co. 2.65%, 11/5/2020	139,000	139,733
Spirit Airlines Pass Through Trust 2015-1A Series A, 4.10%, 10/1/2029	279,327	294,628
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	75,265	80,914

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	$355,856	$370,866
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	322,008	329,179
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	43,101	45,165
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	120,000	130,349
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	315,000	316,307
		3,894,114
APPAREL — 0.0% (a)
NIKE, Inc.:
2.25%, 5/1/2023	390,000	395,304
2.38%, 11/1/2026	161,000	163,956
3.38%, 11/1/2046	65,000	68,868
3.88%, 11/1/2045	57,000	65,136
Ralph Lauren Corp. 3.75%, 9/15/2025	250,000	268,038
Tapestry, Inc. 4.13%, 7/15/2027 (b)	807,000	822,430
		1,783,732
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	215,000	213,940
Series GMTN, 3.15%, 1/8/2021	100,000	101,473
Series GMTN, 3.50%, 2/15/2028 (b)	542,000	584,086
Series MTN, 2.05%, 1/10/2023	145,000	144,917
Series MTN, 2.15%, 9/10/2024	250,000	249,242
Series MTN, 2.20%, 6/27/2022	206,000	206,958
Series MTN, 2.40%, 6/27/2024	200,000	201,884
Series MTN, 2.90%, 2/16/2024	625,000	643,219
Series MTN, 3.38%, 12/10/2021	100,000	102,849
Daimler Finance North America LLC 8.50%, 1/18/2031 (b)	560,000	833,711
Security Description	Principal Amount	Value
Ford Motor Co.:
5.29%, 12/8/2046	$187,000	$173,070
6.63%, 10/1/2028	116,000	127,119
7.40%, 11/1/2046	286,000	324,238
7.45%, 7/16/2031	275,000	315,351
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	227,000	225,647
3.10%, 5/4/2023	309,000	303,308
3.20%, 1/15/2021	336,000	336,538
3.22%, 1/9/2022	119,000	118,863
3.34%, 3/18/2021	627,000	629,847
3.35%, 11/1/2022	200,000	200,040
3.47%, 4/5/2021	203,000	204,141
3.81%, 10/12/2021	220,000	222,834
3.81%, 1/9/2024	100,000	99,616
3.82%, 11/2/2027	530,000	503,124
4.13%, 8/4/2025	366,000	362,025
4.14%, 2/15/2023	452,000	458,929
4.25%, 9/20/2022	419,000	428,884
4.38%, 8/6/2023	483,000	493,814
4.54%, 8/1/2026	377,000	376,578
5.11%, 5/3/2029	242,000	243,621
5.75%, 2/1/2021	534,000	552,236
5.88%, 8/2/2021	390,000	408,416
Series GMTN, 4.39%, 1/8/2026	548,000	545,331
General Motors Co.:
4.20%, 10/1/2027	258,000	262,559
4.88%, 10/2/2023	260,000	278,291
5.15%, 4/1/2038	195,000	196,443
5.40%, 4/1/2048	616,000	619,530
5.95%, 4/1/2049	415,000	444,245
6.60%, 4/1/2036	426,000	490,398
General Motors Financial Co., Inc.:
3.20%, 7/6/2021	259,000	261,751
3.25%, 1/5/2023	567,000	574,070
3.45%, 1/14/2022	429,000	436,971
3.45%, 4/10/2022	250,000	254,290
3.50%, 11/7/2024	258,000	260,843
3.55%, 7/8/2022	472,000	482,110
3.70%, 11/24/2020	82,000	83,018
3.70%, 5/9/2023	184,000	188,418
3.85%, 1/5/2028	470,000	465,756
3.95%, 4/13/2024	308,000	316,741
4.00%, 1/15/2025	269,000	276,139
4.00%, 10/6/2026	254,000	256,817
4.20%, 3/1/2021	54,000	55,170
4.20%, 11/6/2021	370,000	381,574
4.30%, 7/13/2025	329,000	341,413
4.35%, 4/9/2025	200,000	208,454
4.35%, 1/17/2027	218,000	224,126
5.10%, 1/17/2024	278,000	298,914
5.25%, 3/1/2026	495,000	534,313
5.65%, 1/17/2029	200,000	220,770

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
PACCAR Financial Corp.:
Series MTN, 2.30%, 8/10/2022	$187,000	$188,042
Series MTN, 2.65%, 5/10/2022	100,000	101,662
Series MTN, 2.80%, 3/1/2021	50,000	50,578
Series MTN, 3.10%, 5/10/2021	318,000	323,320
Toyota Motor Corp.:
2.16%, 7/2/2022	240,000	241,606
2.36%, 7/2/2024	145,000	146,760
2.76%, 7/2/2029 (b)	145,000	149,811
3.18%, 7/20/2021	100,000	102,205
3.42%, 7/20/2023	150,000	158,274
3.67%, 7/20/2028	105,000	116,257
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	110,000	110,026
Series GMTN, 2.70%, 1/11/2023	258,000	264,383
Series GMTN, 3.05%, 1/8/2021	219,000	222,147
Series GMTN, 3.05%, 1/11/2028	521,000	552,026
Series MTN, 2.15%, 9/8/2022	125,000	125,823
Series MTN, 2.25%, 10/18/2023	248,000	250,101
Series MTN, 2.60%, 1/11/2022	344,000	349,356
Series MTN, 2.63%, 1/10/2023	238,000	243,000
Series MTN, 2.65%, 4/12/2022	200,000	203,562
Series MTN, 2.75%, 5/17/2021	300,000	303,984
Series MTN, 2.95%, 4/13/2021	176,000	178,834
Series MTN, 3.30%, 1/12/2022	192,000	197,944
Series MTN, 3.40%, 4/14/2025	150,000	159,999
		24,088,673
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024	140,000	148,169
Aptiv PLC 4.40%, 10/1/2046	110,000	109,811
Aptiv PLC :
4.35%, 3/15/2029	271,000	293,566
5.40%, 3/15/2049	100,000	114,031
Lear Corp.:
4.25%, 5/15/2029 (b)	125,000	128,667
5.25%, 1/15/2025	210,000	216,968
5.25%, 5/15/2049	435,000	446,032
Security Description	Principal Amount	Value
Magna International, Inc. 3.63%, 6/15/2024 (b)	$100,000	$105,039
		1,562,283
BANKS — 5.4%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	611,000	621,778
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	313,000	316,221
Series MTN, 2.25%, 11/9/2020	283,000	283,778
Series MTN, 2.30%, 6/1/2021	312,000	313,207
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	236,000	237,602
Banco Santander SA:
2.71%, 6/27/2024	200,000	202,066
3.13%, 2/23/2023	376,000	382,332
3.85%, 4/12/2023	407,000	423,150
4.25%, 4/11/2027	345,000	370,361
4.38%, 4/12/2028 (b)	403,000	439,971
Bancolombia SA 5.95%, 6/3/2021	592,000	623,731
Bank of America Corp.:
4.10%, 7/24/2023	825,000	880,102
5.70%, 1/24/2022	113,000	122,306
6.22%, 9/15/2026	100,000	117,631
7.75%, 5/14/2038	522,000	795,408
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (d)	617,000	620,585
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	1,171,000	1,216,552
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	1,040,000	1,061,507
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	284,000	295,391
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	775,000	786,307
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	1,360,000	1,418,847
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b) (d)	155,000	173,323
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	413,000	438,920
Series GMTN, 2.63%, 4/19/2021	364,000	367,160
Series GMTN, 3.50%, 4/19/2026	926,000	982,393

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	$871,000	$883,063
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	408,000	430,644
Series L, 3.95%, 4/21/2025	233,000	246,838
Series L, 4.75%, 4/21/2045	370,000	444,314
Series MTN, 2.50%, 10/21/2022	536,000	539,661
Series MTN, 2.63%, 10/19/2020	169,000	170,060
Series MTN, 3.25%, 10/21/2027	647,000	673,055
Series MTN, 3.88%, 8/1/2025	497,000	536,352
Series MTN, 4.00%, 4/1/2024	142,000	152,203
Series MTN, 4.00%, 1/22/2025	205,000	217,745
Series MTN, 4.13%, 1/22/2024	362,000	389,548
Series MTN, 4.20%, 8/26/2024	467,000	501,002
Series MTN, 4.25%, 10/22/2026	452,000	489,200
Series MTN, 4.45%, 3/3/2026	1,078,000	1,174,007
Series MTN, 4.88%, 4/1/2044	552,000	689,856
Series MTN, 5.00%, 5/13/2021	170,000	177,516
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (d)	586,000	586,656
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	523,000	533,397
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	1,015,000	1,069,049
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	451,000	470,118
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (d)	660,000	696,703
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	785,000	852,031
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	159,000	163,571
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	237,000	241,674
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (d)	400,000	412,424
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	685,000	748,232
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	$551,000	$612,795
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	500,000	557,765
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	640,000	753,594
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	549,000	589,039
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b) (d)	286,000	339,991
Bank of America NA:
3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	187,000	191,817
Series BKNT, 6.00%, 10/15/2036	85,000	116,510
Bank of Montreal:
Series D, 3.10%, 4/13/2021	173,000	175,879
Series E, 3.30%, 2/5/2024	370,000	385,314
Series MTN, 1.90%, 8/27/2021	1,077,000	1,075,277
Series MTN, 2.35%, 9/11/2022	480,000	484,896
Series MTN, 2.50%, 6/28/2024	235,000	237,397
Series MTN, 2.90%, 3/26/2022	286,000	291,340
Bank of New York Mellon Corp.:
3.40%, 5/15/2024 (b)	150,000	157,943
3.55%, 9/23/2021	541,000	556,364
Series MTN, 1.95%, 8/23/2022	210,000	210,029
Series MTN, 2.05%, 5/3/2021	430,000	430,288
Series MTN, 2.45%, 11/27/2020	314,000	315,491
Series MTN, 2.50%, 4/15/2021	154,000	155,115
Series MTN, 2.60%, 2/7/2022	125,000	126,721
Series MTN, 2.80%, 5/4/2026	495,000	507,895
Series MTN, 3.00%, 10/30/2028	134,000	137,885
Series MTN, 3.25%, 9/11/2024 (b)	381,000	399,341
Series MTN, 3.30%, 8/23/2029	285,000	298,119
Series MTN, 3.40%, 1/29/2028	82,000	87,429
Series MTN, 3.95%, 11/18/2025	625,000	681,131
Series MTN, 4.15%, 2/1/2021	267,000	274,351

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (d)	$374,000	$378,727
Bank of Nova Scotia:
1.88%, 4/26/2021	1,000,000	999,850
2.35%, 10/21/2020	220,000	220,680
2.38%, 1/18/2023	100,000	100,765
2.70%, 3/7/2022	706,000	717,804
2.70%, 8/3/2026	520,000	527,374
3.40%, 2/11/2024 (b)	304,000	317,981
Series BKNT, 2.45%, 3/22/2021	113,000	113,709
Series BKNT, 2.45%, 9/19/2022	33,000	33,389
Series BKNT, 2.50%, 1/8/2021	657,000	661,021
Series BKNT, 3.13%, 4/20/2021	165,000	167,800
BankUnited, Inc. 4.88%, 11/17/2025	150,000	163,527
Barclays Bank PLC:
2.65%, 1/11/2021	500,000	501,270
5.14%, 10/14/2020	286,000	292,504
Barclays PLC:
3.20%, 8/10/2021	125,000	126,238
3.25%, 1/12/2021	699,000	704,578
3.65%, 3/16/2025	241,000	246,953
3.68%, 1/10/2023	208,000	211,444
4.34%, 1/10/2028	473,000	496,229
4.38%, 1/12/2026	892,000	943,745
4.95%, 1/10/2047	337,000	370,002
5.25%, 8/17/2045	330,000	374,916
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	649,000	673,415
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (d)	346,000	357,269
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	141,000	140,889
Series MTN, 2.20%, 3/16/2023	250,000	250,063
Series MTN, 2.50%, 8/1/2024	1,000,000	1,008,100
Series MTN, 2.85%, 10/26/2024	477,000	489,311
Series MTN, 3.05%, 6/20/2022	212,000	216,940
Series MTN, 3.70%, 6/5/2025	250,000	267,152
Series MTN, 3.75%, 12/6/2023	236,000	249,761
Series MTN, 3.88%, 3/19/2029	200,000	216,824
Series MTN, 3.95%, 3/22/2022	345,000	358,358
BBVA USA:
2.50%, 8/27/2024	250,000	247,968
Security Description	Principal Amount	Value
Series BKNT, 2.88%, 6/29/2022	$300,000	$303,522
Series BKNT, 3.88%, 4/10/2025	350,000	364,185
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	847,000	878,415
Series MTN, 3.25%, 3/3/2023	182,000	189,000
Series MTN, 4.25%, 10/15/2024	100,000	105,722
BPCE SA:
4.00%, 4/15/2024	295,000	316,960
Series BKNT, 2.65%, 2/3/2021	279,000	280,540
Series MTN, 2.75%, 12/2/2021	165,000	166,823
Series MTN, 3.38%, 12/2/2026	211,000	220,942
Branch Banking & Trust Co.:
Series BKNT, 3.63%, 9/16/2025	117,000	124,715
Series BKNT, 3.80%, 10/30/2026	280,000	301,087
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (d)	250,000	248,640
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	318,000	323,129
2.70%, 2/2/2021	480,000	484,234
3.10%, 4/2/2024	200,000	206,098
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	400,000	402,632
Series BKNT, 2.10%, 10/5/2020	235,000	235,101
Series BKNT, 3.50%, 9/13/2023	150,000	157,800
Capital One NA:
2.15%, 9/6/2022	250,000	249,943
Series BKNT, 2.25%, 9/13/2021	660,000	659,795
Citibank NA:
Series BKNT, 2.13%, 10/20/2020	385,000	385,323
Series BKNT, 2.85%, 2/12/2021	765,000	773,361
Series BKNT, 3.65%, 1/23/2024	484,000	512,430
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (d)	1,287,000	1,303,988
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (d)	281,000	283,771
Citigroup, Inc.:
2.65%, 10/26/2020	590,000	593,546

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 3/30/2021	$282,000	$284,546
2.70%, 10/27/2022	318,000	322,420
2.75%, 4/25/2022	469,000	475,749
2.90%, 12/8/2021	540,000	547,873
3.20%, 10/21/2026	710,000	734,268
3.40%, 5/1/2026	437,000	456,980
3.70%, 1/12/2026	284,000	301,761
3.75%, 6/16/2024	100,000	106,053
3.88%, 10/25/2023	300,000	317,847
3.88%, 3/26/2025	474,000	498,297
4.00%, 8/5/2024	264,000	280,487
4.13%, 7/25/2028	244,000	261,619
4.40%, 6/10/2025	506,000	545,291
4.45%, 9/29/2027	408,000	444,981
4.50%, 1/14/2022	660,000	694,056
4.60%, 3/9/2026	338,000	368,778
4.65%, 7/30/2045	329,000	396,136
4.65%, 7/23/2048	525,000	642,469
4.75%, 5/18/2046	471,000	549,633
6.00%, 10/31/2033	50,000	62,657
6.68%, 9/13/2043	225,000	324,994
8.13%, 7/15/2039	776,000	1,270,498
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	1,226,000	1,248,387
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	407,000	421,746
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	327,000	331,316
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (d)	255,000	269,428
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (d)	200,000	218,098
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	205,000	223,577
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (d)	1,250,000	1,358,162
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	844,000	892,809
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	292,000	312,860
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b) (d)	400,000	469,772
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	1,259,000	1,319,306
Citizens Bank NA/Providence RI:
Security Description	Principal Amount	Value
Series BKNT, 2.55%, 5/13/2021	$445,000	$447,968
Series BKNT, 2.65%, 5/26/2022	163,000	164,896
Series BKNT, 3.25%, 2/14/2022	150,000	153,617
Series BKNT, 3.75%, 2/18/2026	250,000	267,297
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	220,000	222,178
4.30%, 12/3/2025	426,000	455,394
Comerica, Inc.:
3.70%, 7/31/2023	322,000	338,103
4.00%, 2/1/2029	300,000	330,231
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	435,000	441,573
2.75%, 1/10/2023	783,000	798,942
3.13%, 4/26/2021	281,000	285,510
3.88%, 2/8/2022	2,044,000	2,128,601
3.95%, 11/9/2022	475,000	494,684
4.63%, 12/1/2023	500,000	537,175
5.25%, 8/4/2045	140,000	175,893
Series BKNT, 3.75%, 7/21/2026	400,000	415,428
Series GMTN, 2.50%, 1/19/2021	488,000	490,596
Credit Suisse AG:
3.00%, 10/29/2021	721,000	732,284
Series MTN, 3.63%, 9/9/2024	120,000	126,919
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	581,000	586,409
3.45%, 4/16/2021	440,000	447,036
3.80%, 9/15/2022	263,000	273,523
3.80%, 6/9/2023	489,000	510,619
4.55%, 4/17/2026	411,000	452,248
4.88%, 5/15/2045	453,000	554,191
Deutsche Bank AG:
3.13%, 1/13/2021	115,000	114,607
3.15%, 1/22/2021	194,000	193,595
3.30%, 11/16/2022	476,000	473,058
3.38%, 5/12/2021	433,000	432,376
4.10%, 1/13/2026 (b)	160,000	159,294
4.25%, 2/4/2021	518,000	523,568
4.25%, 10/14/2021	700,000	711,515
Discover Bank:
2.45%, 9/12/2024	250,000	249,635
Series BKNT, 3.20%, 8/9/2021	192,000	194,924
Series BKNT, 3.35%, 2/6/2023	200,000	206,218
Series BKNT, 3.45%, 7/27/2026	186,000	191,798
Series BKNT, 4.20%, 8/8/2023	393,000	418,089

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (d)	$543,000	$567,560
Fifth Third Bancorp:
2.60%, 6/15/2022	150,000	151,634
3.50%, 3/15/2022	388,000	399,950
3.95%, 3/14/2028	136,000	148,811
4.30%, 1/16/2024	174,000	186,664
8.25%, 3/1/2038	317,000	483,920
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	228,000	228,258
Series BKNT, 2.25%, 6/14/2021	88,000	88,224
Series BKNT, 3.35%, 7/26/2021	200,000	204,016
Series BKNT, 3.85%, 3/15/2026	421,000	448,811
Series BKNT, 3.95%, 7/28/2025	200,000	217,378
Goldman Sachs Capital I 6.35%, 2/15/2034 (b)	775,000	993,279
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	968,000	968,939
2.60%, 12/27/2020	680,000	680,891
2.63%, 4/25/2021	345,000	346,994
2.88%, 2/25/2021	366,000	369,272
3.00%, 4/26/2022	238,000	240,578
3.20%, 2/23/2023	301,000	309,536
3.50%, 1/23/2025	280,000	292,334
3.50%, 11/16/2026	948,000	985,797
3.63%, 2/20/2024	317,000	332,264
3.75%, 5/22/2025	362,000	383,018
3.75%, 2/25/2026	402,000	425,268
3.85%, 1/26/2027	901,000	954,835
4.00%, 3/3/2024	324,000	345,520
4.25%, 10/21/2025	429,000	459,661
5.15%, 5/22/2045	407,000	483,150
5.25%, 7/27/2021	1,512,000	1,593,512
5.75%, 1/24/2022	892,000	961,130
6.25%, 2/1/2041	620,000	857,708
6.45%, 5/1/2036	100,000	129,666
6.75%, 10/1/2037	1,934,000	2,607,651
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	586,000	594,356
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	374,000	379,027
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (d)	427,000	452,722
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	682,000	743,762
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	$509,000	$572,788
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	266,000	279,257
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	378,000	382,283
Series MTN, 3.85%, 7/8/2024	410,000	434,366
Series MTN, 4.80%, 7/8/2044	279,000	333,254
HSBC Holdings PLC:
2.95%, 5/25/2021	1,244,000	1,256,415
3.40%, 3/8/2021	472,000	479,302
3.60%, 5/25/2023	671,000	697,833
4.00%, 3/30/2022	264,000	275,136
4.25%, 8/18/2025	609,000	645,095
4.30%, 3/8/2026	732,000	791,819
4.38%, 11/23/2026	670,000	716,002
4.88%, 1/14/2022	400,000	423,140
5.10%, 4/5/2021	524,000	546,045
5.25%, 3/14/2044	424,000	524,416
6.50%, 5/2/2036	556,000	739,102
6.50%, 9/15/2037	698,000	937,281
6.80%, 6/1/2038	690,000	958,541
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	1,503,000	1,529,227
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (d)	265,000	275,870
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	625,000	670,056
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	702,000	745,124
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (d)	534,000	570,040
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	459,000	465,481
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	250,000	252,235
3.15%, 3/14/2021	312,000	316,131
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	325,000	329,082
Series BKNT, 3.13%, 4/1/2022	475,000	486,272
Series BKNT, 3.55%, 10/6/2023	250,000	262,182
Industrial & Commercial Bank of China, Ltd.:
2.45%, 10/20/2021	250,000	249,893
2.96%, 11/8/2022	200,000	202,570

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
ING Groep NV:
3.15%, 3/29/2022	$174,000	$177,892
3.55%, 4/9/2024	250,000	261,077
3.95%, 3/29/2027	318,000	342,349
4.05%, 4/9/2029	231,000	254,088
4.10%, 10/2/2023	579,000	615,159
Intesa Sanpaolo SpA 5.25%, 1/12/2024 (b)	120,000	129,635
JPMorgan Chase & Co.:
2.40%, 6/7/2021	605,000	608,213
2.55%, 10/29/2020	595,000	598,064
2.55%, 3/1/2021	764,000	768,378
2.70%, 5/18/2023	410,000	416,765
2.95%, 10/1/2026	617,000	632,573
2.97%, 1/15/2023	30,000	30,491
3.13%, 1/23/2025	1,559,000	1,614,594
3.20%, 1/25/2023	227,000	234,414
3.20%, 6/15/2026	1,581,000	1,641,410
3.25%, 9/23/2022	526,000	543,679
3.30%, 4/1/2026	572,000	598,249
3.63%, 5/13/2024	457,000	483,830
3.63%, 12/1/2027	273,000	287,286
3.88%, 9/10/2024	164,000	174,476
4.13%, 12/15/2026	366,000	398,988
4.25%, 10/15/2020	619,000	633,181
4.25%, 10/1/2027	356,000	392,034
4.35%, 8/15/2021	734,000	763,903
4.50%, 1/24/2022	693,000	730,519
4.63%, 5/10/2021	239,000	248,307
4.95%, 6/1/2045	805,000	996,735
5.50%, 10/15/2040	198,000	262,399
5.60%, 7/15/2041	340,000	459,850
6.40%, 5/15/2038	677,000	962,396
8.75%, 9/1/2030	25,000	37,024
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (d)	803,000	820,562
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	890,000	911,022
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	634,000	660,825
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	454,000	478,725
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	612,000	619,980
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	462,000	486,518
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (d)	312,000	332,545
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	$244,000	$252,564
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	200,000	214,250
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	1,090,000	1,208,385
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (d)	596,000	644,103
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	624,000	691,211
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	1,250,000	1,413,425
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	217,000	232,181
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	1,089,000	1,194,263
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	305,000	321,443
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	937,000	1,046,498
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	450,000	524,686
SOFR + 1.51%, 2.74%, 10/15/2030 (d)	250,000	248,663
SOFR + 1.16%, 2.30%, 10/15/2025 (d)	375,000	373,882
Series MTN, 2.30%, 8/15/2021	477,000	477,711
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	125,000	125,898
Series BKNT, 2.50%, 11/22/2021	100,000	100,724
Series BKNT, 3.35%, 6/15/2021	456,000	465,184
Series BKNT, 3.38%, 3/7/2023	805,000	836,548
Series BKNT, 3.90%, 4/13/2029	85,000	92,017
Series BKNT, 6.95%, 2/1/2028	146,000	183,843
KeyCorp.:
Series MTN, 2.55%, 10/1/2029	200,000	196,026
Series MTN, 4.10%, 4/30/2028	200,000	220,414
Landwirtschaftliche Rentenbank:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 1/13/2025	$240,000	$244,212
Series GMTN, 1.75%, 7/27/2026	200,000	200,570
Lloyds Bank PLC:
2.25%, 8/14/2022	250,000	249,413
3.30%, 5/7/2021	480,000	488,304
Lloyds Banking Group PLC:
3.00%, 1/11/2022	300,000	302,961
3.10%, 7/6/2021	300,000	303,927
3.75%, 1/11/2027	987,000	1,024,457
3.90%, 3/12/2024	329,000	344,716
4.05%, 8/16/2023	375,000	393,634
4.38%, 3/22/2028	328,000	355,322
4.45%, 5/8/2025	213,000	229,601
4.58%, 12/10/2025	472,000	496,114
4.65%, 3/24/2026	118,000	124,350
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	1,417,000	1,421,549
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (d)	480,000	489,696
M&T Bank Corp. 3.55%, 7/26/2023	450,000	471,631
Manufacturers & Traders Trust Co.:
Series BKNT, 2.50%, 5/18/2022	300,000	302,595
Series BKNT, 2.63%, 1/25/2021	213,000	214,363
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	220,000	219,591
2.62%, 7/18/2022	240,000	242,023
2.67%, 7/25/2022	150,000	151,487
2.76%, 9/13/2026	150,000	151,221
2.80%, 7/18/2024 (b)	305,000	310,267
2.95%, 3/1/2021	238,000	240,266
3.00%, 2/22/2022	152,000	154,567
3.20%, 7/18/2029	360,000	372,413
3.22%, 3/7/2022	276,000	282,133
3.29%, 7/25/2027	140,000	146,395
3.41%, 3/7/2024	256,000	266,826
3.46%, 3/2/2023	270,000	279,790
3.54%, 7/26/2021	365,000	373,052
3.68%, 2/22/2027	242,000	258,867
3.74%, 3/7/2029	256,000	278,390
3.75%, 7/18/2039	200,000	214,954
3.76%, 7/26/2023	400,000	420,112
3.78%, 3/2/2025	168,000	178,814
3.85%, 3/1/2026	419,000	449,461
4.05%, 9/11/2028	281,000	311,654
4.15%, 3/7/2039	1,130,000	1,282,595
4.29%, 7/26/2038	155,000	179,022
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	309,000	313,341
Security Description	Principal Amount	Value
3.17%, 9/11/2027	$371,000	$384,653
3.55%, 3/5/2023	215,000	223,361
3.66%, 2/28/2027 (b)	150,000	160,100
4.02%, 3/5/2028	210,000	231,374
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (d)	276,000	278,145
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	200,000	202,108
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (d)	410,000	431,324
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (d)	200,000	199,682
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (d)	316,000	323,559
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b) (d)	349,000	389,746
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (d)	200,000	199,910
Morgan Stanley:
2.75%, 5/19/2022	605,000	613,948
3.95%, 4/23/2027	632,000	668,182
4.30%, 1/27/2045	1,078,000	1,245,047
4.38%, 1/22/2047	387,000	454,361
4.88%, 11/1/2022	836,000	897,162
5.00%, 11/24/2025	225,000	252,430
5.75%, 1/25/2021	764,000	798,884
6.38%, 7/24/2042	920,000	1,333,982
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	412,000	430,289
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	498,000	524,847
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	275,000	319,082
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	240,000	262,637
Series F, 3.88%, 4/29/2024	363,000	386,384
Series GMTN, 2.50%, 4/21/2021	936,000	941,504
Series GMTN, 3.13%, 1/23/2023	1,126,000	1,154,904
Series GMTN, 3.70%, 10/23/2024	378,000	400,011
Series GMTN, 3.75%, 2/25/2023	192,000	200,853
Series GMTN, 3.88%, 1/27/2026	683,000	732,702

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.00%, 7/23/2025	$423,000	$456,337
Series GMTN, 4.35%, 9/8/2026	529,000	572,912
Series GMTN, 5.50%, 7/28/2021	311,000	329,405
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	1,025,000	1,093,726
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	415,000	466,178
Series MTN, 2.63%, 11/17/2021	633,000	638,849
Series MTN, 3.13%, 7/27/2026	1,300,000	1,339,884
Series MTN, 4.10%, 5/22/2023	212,000	223,499
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	155,000	156,807
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	600,000	614,352
National Australia Bank, Ltd.:
2.50%, 1/12/2021	568,000	571,215
2.80%, 1/10/2022	145,000	147,471
2.88%, 4/12/2023	398,000	408,185
3.00%, 1/20/2023	166,000	170,741
3.38%, 9/20/2021	126,000	129,205
3.70%, 11/4/2021	250,000	258,455
Series BKNT, 1.88%, 7/12/2021	114,000	113,664
Series GMTN, 2.50%, 5/22/2022	249,000	251,826
Series GMTN, 2.63%, 1/14/2021	250,000	251,823
Northern Trust Corp.:
3.15%, 5/3/2029	383,000	404,532
3.65%, 8/3/2028	250,000	274,635
3.95%, 10/30/2025	191,000	207,573
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	388,000	399,302
PNC Bank NA:
3.80%, 7/25/2023	193,000	203,466
Series BKNT, 2.15%, 4/29/2021	132,000	132,227
Series BKNT, 2.45%, 11/5/2020	507,000	509,216
Series BKNT, 2.45%, 7/28/2022	256,000	258,644
Series BKNT, 2.50%, 1/22/2021	649,000	653,413
Series BKNT, 2.55%, 12/9/2021	134,000	135,316
Series BKNT, 2.63%, 2/17/2022	203,000	205,613
Security Description	Principal Amount	Value
Series BKNT, 2.70%, 11/1/2022	$206,000	$209,053
Series BKNT, 2.95%, 2/23/2025	121,000	125,176
Series BKNT, 3.10%, 10/25/2027	300,000	315,204
Series BKNT, 3.25%, 1/22/2028	271,000	287,019
Series BKNT, 4.05%, 7/26/2028	291,000	320,385
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	425,000	447,550
3.45%, 4/23/2029	296,000	315,906
3.50%, 1/23/2024	628,000	663,721
3.90%, 4/29/2024	308,000	329,431
Regions Bank Series BKNT, 6.45%, 6/26/2037	50,000	65,709
Regions Financial Corp.:
2.75%, 8/14/2022	395,000	400,301
3.20%, 2/8/2021	58,000	58,697
3.80%, 8/14/2023	317,000	334,410
Royal Bank of Canada:
2.30%, 3/22/2021	400,000	402,112
Series GMTN, 2.55%, 7/16/2024	400,000	405,412
Series GMTN, 2.80%, 4/29/2022	866,000	882,212
Series GMTN, 3.20%, 4/30/2021	1,037,000	1,056,091
Series GMTN, 3.70%, 10/5/2023	357,000	377,831
Series GMTN, 4.65%, 1/27/2026	204,000	225,326
Series MTN, 2.35%, 10/30/2020	317,000	318,360
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	484,000	499,604
4.80%, 4/5/2026	314,000	343,507
5.13%, 5/28/2024	467,000	497,546
6.00%, 12/19/2023	325,000	356,814
6.10%, 6/10/2023	165,000	179,923
6.13%, 12/15/2022	465,000	503,107
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	346,000	350,581
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (d)	580,000	609,644
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (d)	283,000	296,151
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (d)	244,000	261,448

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (d)	$94,000	$105,240
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	260,000	265,746
3.70%, 3/28/2022	1,110,000	1,139,914
4.50%, 7/17/2025	220,000	236,480
3.50%, 6/7/2024	500,000	512,865
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	317,000	321,609
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (d)	200,000	213,934
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (d)	305,000	309,468
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	171,000	175,807
Santander UK PLC:
2.13%, 11/3/2020	131,000	130,852
2.50%, 1/5/2021	300,000	300,264
2.88%, 6/18/2024	250,000	253,455
3.40%, 6/1/2021	500,000	508,190
4.00%, 3/13/2024	745,000	789,827
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	539,000	536,116
2.63%, 3/15/2021	113,000	113,829
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	314,000	322,170
3.95%, 7/19/2023	238,000	252,261
3.95%, 1/10/2024	300,000	319,977
Series GMTN, 3.65%, 7/23/2025	250,000	267,162
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	122,000	121,625
2.44%, 10/19/2021	481,000	482,789
2.45%, 9/27/2024	200,000	200,012
2.63%, 7/14/2026	270,000	270,367
2.70%, 7/16/2024	506,000	511,080
2.78%, 7/12/2022	284,000	287,936
2.85%, 1/11/2022	258,000	261,437
2.93%, 3/9/2021	311,000	313,927
3.04%, 7/16/2029	572,000	584,309
3.10%, 1/17/2023	380,000	389,572
3.20%, 9/17/2029	808,000	818,973
3.36%, 7/12/2027	139,000	146,127
3.45%, 1/11/2027	313,000	330,253
3.54%, 1/17/2028	332,000	353,982
3.75%, 7/19/2023	150,000	157,631
3.78%, 3/9/2026	788,000	843,649
3.94%, 7/19/2028	174,000	191,395
SunTrust Bank:
Security Description	Principal Amount	Value
Series BKNT, 2.45%, 8/1/2022	$100,000	$100,880
Series BKNT, 2.75%, 5/1/2023	250,000	254,385
Series BKNT, 2.80%, 5/17/2022	250,000	254,230
Series BKNT, 3.00%, 2/2/2023	200,000	204,790
Series BKNT, 3.30%, 5/15/2026	201,000	208,885
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (d)	165,000	167,046
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (d)	200,000	209,460
Series BNKT, 3.20%, 4/1/2024	150,000	155,880
SunTrust Banks, Inc.:
2.70%, 1/27/2022	224,000	226,464
2.90%, 3/3/2021	178,000	179,825
4.00%, 5/1/2025	395,000	427,070
Svenska Handelsbanken AB:
Series BKNT, 3.90%, 11/20/2023	400,000	426,776
Series GMTN, 2.40%, 10/1/2020	549,000	551,295
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	253,463
Synovus Financial Corp. 3.13%, 11/1/2022	315,000	317,236
Toronto-Dominion Bank:
1.80%, 7/13/2021	217,000	216,277
Series GMTN, 2.50%, 12/14/2020	601,000	604,738
Series GMTN, 2.55%, 1/25/2021	1,150,000	1,158,636
Series GMTN, 3.25%, 3/11/2024	250,000	261,147
Series MTN, 2.13%, 4/7/2021	742,000	743,588
Series MTN, 2.65%, 6/12/2024	417,000	425,056
US Bancorp:
2.40%, 7/30/2024	270,000	273,437
3.38%, 2/5/2024	253,000	266,237
Series DMTN, 3.00%, 7/30/2029	250,000	257,688
Series MTN, 2.35%, 1/29/2021	391,000	392,881
Series MTN, 2.95%, 7/15/2022	232,000	237,338
Series MTN, 3.10%, 4/27/2026	369,000	383,384
Series MTN, 3.70%, 1/30/2024	231,000	246,110

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.90%, 4/26/2028	$252,000	$283,581
Series MTN, 4.13%, 5/24/2021	287,000	296,035
Series V, 2.38%, 7/22/2026	147,000	148,347
Series V, 2.63%, 1/24/2022	296,000	299,978
Series X, 3.15%, 4/27/2027	206,000	218,181
US Bank NA:
Series BKNT, 2.65%, 5/23/2022	1,054,000	1,071,517
Series BKNT, 2.85%, 1/23/2023	263,000	269,804
Series BKNT, 3.00%, 2/4/2021	323,000	326,979
Series BKNT, 3.40%, 7/24/2023	250,000	261,787
Wachovia Corp. 7.57%, 8/1/2026 (b) (e)	750,000	947,812
Webster Financial Corp. 4.10%, 3/25/2029	303,000	322,647
Wells Fargo & Co.:
2.10%, 7/26/2021	523,000	522,592
2.50%, 3/4/2021	1,119,000	1,123,006
3.00%, 4/22/2026	627,000	643,258
3.00%, 10/23/2026	682,000	699,302
3.07%, 1/24/2023	481,000	489,692
4.48%, 1/16/2024	483,000	520,660
5.38%, 2/7/2035	5,000	6,376
5.38%, 11/2/2043	581,000	728,702
Series GMTN, 4.30%, 7/22/2027	341,000	373,712
Series GMTN, 4.90%, 11/17/2045	528,000	629,186
Series M, 3.45%, 2/13/2023	205,000	211,736
Series MTN, 2.55%, 12/7/2020	644,000	647,439
Series MTN, 2.63%, 7/22/2022	1,307,000	1,321,495
Series MTN, 3.00%, 2/19/2025	165,000	169,830
Series MTN, 3.30%, 9/9/2024	690,000	720,781
Series MTN, 3.50%, 3/8/2022	672,000	693,235
Series MTN, 3.55%, 9/29/2025	757,000	800,512
Series MTN, 3.75%, 1/24/2024	1,156,000	1,221,927
Series MTN, 4.10%, 6/3/2026	752,000	806,971
Series MTN, 4.15%, 1/24/2029 (b)	450,000	499,153
Series MTN, 4.60%, 4/1/2021	395,000	409,611
Series MTN, 4.75%, 12/7/2046	500,000	589,170
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	663,000	684,799
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	$555,000	$587,884
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	546,000	550,051
Series BKNT, 3.55%, 8/14/2023	350,000	367,622
Series BKNT, 5.85%, 2/1/2037	232,000	306,653
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (d)	392,000	396,277
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (d)	500,000	499,250
Wells Fargo Capital X 5.95%, 12/1/2086	355,000	435,042
Westpac Banking Corp.:
2.60%, 11/23/2020	552,000	555,665
2.70%, 8/19/2026	419,000	428,541
2.75%, 1/11/2023	980,000	1,000,600
2.80%, 1/11/2022	205,000	208,577
3.30%, 2/26/2024	350,000	366,835
3.35%, 3/8/2027	250,000	266,665
3.65%, 5/15/2023	200,000	210,722
4.42%, 7/24/2039 (b)	110,000	121,009
5 year CMT + 2.00%, 4.11%, 7/24/2034 (d)	155,000	161,764
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (d)	635,000	670,731
Wintrust Financial Corp. 4.85%, 6/6/2029	250,000	254,283
Zions Bancorp NA:
3.50%, 8/27/2021	305,000	311,301
Series BKNT, 3.35%, 3/4/2022	266,000	271,911
		264,102,913
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	278,000	320,540
4.90%, 2/1/2046	960,000	1,145,386
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	1,250,000	1,261,387
3.65%, 2/1/2026	275,000	294,203
4.90%, 2/1/2046	162,000	191,267
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	266,000	274,419
4.00%, 4/13/2028	646,000	712,318
4.15%, 1/23/2025	2,210,000	2,413,386
4.38%, 4/15/2038	240,000	269,878

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.44%, 10/6/2048	$1,024,000	$1,156,751
4.60%, 4/15/2048	385,000	442,969
4.75%, 1/23/2029	1,002,000	1,165,506
4.95%, 1/15/2042	320,000	379,232
5.45%, 1/23/2039	498,000	630,936
5.55%, 1/23/2049	1,976,000	2,583,916
5.80%, 1/23/2059	320,000	435,968
8.20%, 1/15/2039	470,000	749,001
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	63,668
4.00%, 4/15/2038	55,000	62,537
4.50%, 7/15/2045	40,000	49,591
Coca-Cola Co.:
1.75%, 9/6/2024	350,000	347,375
2.13%, 9/6/2029	350,000	343,633
2.20%, 5/25/2022	95,000	95,890
2.25%, 9/1/2026	450,000	452,083
2.55%, 6/1/2026	300,000	306,693
2.88%, 10/27/2025	365,000	381,779
2.90%, 5/25/2027	458,000	480,593
3.15%, 11/15/2020	199,000	201,637
3.20%, 11/1/2023	322,000	338,644
3.30%, 9/1/2021	260,000	266,991
Coca-Cola Femsa SAB de CV:
3.88%, 11/26/2023	406,000	429,881
5.25%, 11/26/2043	175,000	221,711
Constellation Brands, Inc.:
2.25%, 11/6/2020	210,000	210,082
3.15%, 8/1/2029	200,000	204,420
3.60%, 2/15/2028	442,000	466,783
3.75%, 5/1/2021	30,000	30,698
4.25%, 5/1/2023	320,000	341,459
4.50%, 5/9/2047	545,000	615,207
4.75%, 11/15/2024	370,000	408,928
5.25%, 11/15/2048	40,000	50,121
Diageo Capital PLC:
2.63%, 4/29/2023	278,000	283,090
3.88%, 5/18/2028	300,000	334,344
3.88%, 4/29/2043	141,000	160,183
Diageo Captial PLC:
2.13%, 10/24/2024 (f)	200,000	199,942
2.38%, 10/24/2029 (f)	200,000	198,192
Diageo Investment Corp.:
4.25%, 5/11/2042	178,000	210,280
7.45%, 4/15/2035	180,000	273,998
Fomento Economico Mexicano SAB de CV:
2.88%, 5/10/2023 (b)	411,000	415,735
4.38%, 5/10/2043	464,000	529,085
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	265,000	261,656
3.43%, 6/15/2027	91,000	93,899
3.55%, 5/25/2021	38,000	38,816
4.06%, 5/25/2023	448,000	473,818
4.42%, 5/25/2025	350,000	380,964
Security Description	Principal Amount	Value
4.42%, 12/15/2046	$150,000	$161,219
4.50%, 11/15/2045	225,000	242,953
4.60%, 5/25/2028	413,000	462,833
4.99%, 5/25/2038	250,000	291,290
5.09%, 5/25/2048 (b)	170,000	202,521
Molson Coors Brewing Co.:
2.10%, 7/15/2021	252,000	251,310
3.00%, 7/15/2026	384,000	387,775
4.20%, 7/15/2046	543,000	548,316
5.00%, 5/1/2042	429,000	473,033
PepsiCo, Inc.:
1.70%, 10/6/2021	425,000	423,614
2.00%, 4/15/2021	143,000	143,263
2.38%, 10/6/2026	177,000	179,427
2.63%, 7/29/2029	150,000	153,822
2.75%, 3/5/2022	266,000	272,161
2.75%, 3/1/2023	238,000	245,152
2.75%, 4/30/2025	148,000	153,856
3.00%, 10/15/2027	543,000	574,907
3.10%, 7/17/2022	458,000	472,693
3.13%, 11/1/2020	263,000	266,401
3.38%, 7/29/2049	105,000	111,867
3.45%, 10/6/2046	615,000	660,867
3.60%, 3/1/2024	679,000	723,515
3.60%, 8/13/2042	70,000	76,539
4.25%, 10/22/2044	170,000	202,292
4.45%, 4/14/2046	312,000	386,100
4.60%, 7/17/2045	160,000	200,437
		32,919,632
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.85%, 8/19/2021	260,000	258,791
2.25%, 8/19/2023	207,000	207,994
2.60%, 8/19/2026	169,000	169,544
2.65%, 5/11/2022	457,000	462,735
3.13%, 5/1/2025	195,000	202,527
3.20%, 11/2/2027 (b)	258,000	269,556
3.45%, 10/1/2020	253,000	256,454
3.63%, 5/15/2022	522,000	539,790
3.63%, 5/22/2024	240,000	254,107
3.88%, 11/15/2021	179,000	184,735
4.40%, 5/1/2045	509,000	572,584
4.56%, 6/15/2048	270,000	311,637
4.66%, 6/15/2051	465,000	541,595
5.65%, 6/15/2042	300,000	376,908
5.75%, 3/15/2040	55,000	70,399
Baxalta, Inc. 5.25%, 6/23/2045	212,000	274,044
Biogen, Inc.:
4.05%, 9/15/2025	800,000	867,032
5.20%, 9/15/2045	368,000	435,436
Celgene Corp.:
2.75%, 2/15/2023	529,000	538,120
2.88%, 8/15/2020	289,000	290,514
2.88%, 2/19/2021	105,000	105,908

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 8/15/2022	$255,000	$262,364
3.25%, 2/20/2023	100,000	103,405
3.45%, 11/15/2027	150,000	159,116
3.55%, 8/15/2022	132,000	137,056
3.63%, 5/15/2024	545,000	574,119
3.90%, 2/20/2028	250,000	272,563
4.00%, 8/15/2023	1,000,000	1,064,620
4.35%, 11/15/2047	286,000	334,554
4.55%, 2/20/2048	250,000	300,820
5.00%, 8/15/2045	256,000	319,987
Gilead Sciences, Inc.:
3.25%, 9/1/2022	179,000	185,116
3.50%, 2/1/2025	740,000	782,121
3.65%, 3/1/2026	447,000	478,746
3.70%, 4/1/2024	320,000	339,107
4.40%, 12/1/2021	280,000	292,172
4.50%, 4/1/2021	711,000	733,048
4.50%, 2/1/2045	1,088,000	1,257,173
4.60%, 9/1/2035	180,000	213,246
		14,999,743
BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	182,128
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	350,000	370,065
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	105,720
4.50%, 2/15/2047	244,000	268,090
4.63%, 7/2/2044	340,000	371,525
5.13%, 9/14/2045	19,000	22,309
Lennox International, Inc. 3.00%, 11/15/2023	25,000	25,144
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	238,000	246,606
4.25%, 7/2/2024	130,000	138,748
4.25%, 12/15/2047 (b)	300,000	302,907
Masco Corp.:
3.50%, 11/15/2027	30,000	30,624
4.38%, 4/1/2026	210,000	225,110
4.50%, 5/15/2047	150,000	151,632
Owens Corning:
3.95%, 8/15/2029	145,000	147,736
4.40%, 1/30/2048	350,000	322,378
Vulcan Materials Co.:
3.90%, 4/1/2027	64,000	67,063
4.50%, 4/1/2025	335,000	359,083
4.50%, 6/15/2047	300,000	322,527
4.70%, 3/1/2048	100,000	109,518
		3,768,913
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
Security Description	Principal Amount	Value
2.75%, 2/3/2023	$100,000	$102,529
3.35%, 7/31/2024	156,000	164,377
Braskem Finance, Ltd. 6.45%, 2/3/2024	230,000	253,186
Cabot Corp.:
3.70%, 7/15/2022	100,000	102,726
4.00%, 7/1/2029	100,000	104,161
Celanese US Holdings LLC:
3.50%, 5/8/2024	76,000	78,849
4.63%, 11/15/2022	106,000	112,576
5.88%, 6/15/2021	40,000	42,270
Dow Chemical Co.:
3.00%, 11/15/2022	417,000	425,273
3.63%, 5/15/2026 (c)	200,000	208,820
4.13%, 11/15/2021	400,000	414,384
4.38%, 11/15/2042	580,000	602,626
4.63%, 10/1/2044	640,000	685,811
4.80%, 11/30/2028 (c)	81,000	91,451
5.25%, 11/15/2041	351,000	400,579
9.40%, 5/15/2039	74,000	119,711
DowDuPont, Inc.:
3.77%, 11/15/2020	369,000	375,531
4.21%, 11/15/2023	333,000	356,886
4.49%, 11/15/2025	398,000	439,949
4.73%, 11/15/2028	500,000	571,220
5.32%, 11/15/2038	361,000	441,359
5.42%, 11/15/2048	339,000	429,228
Eastman Chemical Co.:
3.50%, 12/1/2021	75,000	76,662
3.60%, 8/15/2022	231,000	238,625
4.65%, 10/15/2044	327,000	354,514
Ecolab, Inc.:
2.38%, 8/10/2022 (b)	160,000	161,403
2.70%, 11/1/2026	328,000	336,252
3.25%, 12/1/2027	170,000	180,882
4.35%, 12/8/2021	218,000	228,466
5.50%, 12/8/2041	128,000	171,438
FMC Corp.:
3.20%, 10/1/2026	150,000	151,851
3.45%, 10/1/2029	150,000	152,475
4.50%, 10/1/2049	150,000	156,969
Huntsman International LLC 4.50%, 5/1/2029	110,000	115,617
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	505,000	521,135
LYB International Finance B.V.:
4.00%, 7/15/2023	844,000	892,716
4.88%, 3/15/2044 (b)	125,000	136,499
LYB International Finance II B.V. 3.50%, 3/2/2027 (b)	164,000	168,946
LYB International Finance III LLC 4.20%, 10/15/2049 (f)	250,000	249,790
LyondellBasell Industries NV:
4.63%, 2/26/2055	233,000	240,006

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 4/15/2024	$180,000	$202,788
6.00%, 11/15/2021	133,000	141,956
Methanex Corp. 5.65%, 12/1/2044	100,000	95,998
Mosaic Co.:
3.25%, 11/15/2022	200,000	204,410
4.05%, 11/15/2027 (b)	108,000	112,326
4.25%, 11/15/2023	237,000	250,933
5.63%, 11/15/2043	210,000	231,588
Nutrien, Ltd.:
3.00%, 4/1/2025	100,000	101,507
3.15%, 10/1/2022	295,000	300,829
3.63%, 3/15/2024 (b)	140,000	146,173
4.13%, 3/15/2035	255,000	264,805
4.20%, 4/1/2029	158,000	173,952
4.90%, 6/1/2043	250,000	277,883
5.00%, 4/1/2049	200,000	233,314
5.88%, 12/1/2036	50,000	60,953
6.13%, 1/15/2041	20,000	24,793
PPG Industries, Inc.:
2.40%, 8/15/2024	200,000	199,874
2.80%, 8/15/2029	200,000	200,160
3.20%, 3/15/2023	100,000	103,634
3.75%, 3/15/2028 (b)	100,000	108,905
Praxair, Inc. 3.20%, 1/30/2026	253,000	267,530
RPM International, Inc.:
3.75%, 3/15/2027	408,000	423,696
4.25%, 1/15/2048	840,000	822,192
Sasol Financing International, Ltd. 4.50%, 11/14/2022	286,000	292,958
SASOL Financing USA LLC:
5.88%, 3/27/2024	400,000	431,272
6.50%, 9/27/2028	456,000	503,561
Sherwin-Williams Co.:
2.75%, 6/1/2022	153,000	155,102
2.95%, 8/15/2029	400,000	401,872
3.45%, 8/1/2025	75,000	78,242
3.45%, 6/1/2027	266,000	277,898
3.80%, 8/15/2049	400,000	405,836
4.00%, 12/15/2042	88,000	90,996
4.50%, 6/1/2047	29,000	32,515
Syngenta Finance NV 3.13%, 3/28/2022	825,000	829,422
Westlake Chemical Corp.:
3.60%, 8/15/2026	156,000	160,984
4.38%, 11/15/2047	300,000	294,495
5.00%, 8/15/2046	250,000	268,345
		20,231,445
COMMERCIAL SERVICES — 0.2%
American University Series 2019, 3.67%, 4/1/2049	115,000	126,771
Security Description	Principal Amount	Value
Automatic Data Processing, Inc. 3.38%, 9/15/2025	$80,000	$86,000
Block Financial LLC:
5.25%, 10/1/2025	200,000	216,608
5.50%, 11/1/2022	100,000	106,680
Cintas Corp. No. 2:
2.90%, 4/1/2022	50,000	51,041
3.25%, 6/1/2022	395,000	405,716
3.70%, 4/1/2027	74,000	80,676
Equifax, Inc.:
2.30%, 6/1/2021	181,000	180,919
3.95%, 6/15/2023	100,000	104,969
George Washington University:
Series 2014, 4.30%, 9/15/2044	50,000	60,074
Series 2018, 4.13%, 9/15/2048	100,000	118,720
Georgetown University:
Series A, 5.22%, 10/1/2118	100,000	139,928
Series B, 4.32%, 4/1/2049	100,000	124,473
Global Payments, Inc.:
2.65%, 2/15/2025	250,000	250,735
3.20%, 8/15/2029	250,000	253,512
4.15%, 8/15/2049	200,000	210,818
IHS Markit, Ltd.:
3.63%, 5/1/2024	35,000	36,347
4.13%, 8/1/2023	165,000	173,625
4.75%, 8/1/2028	310,000	345,771
Leland Stanford Junior University 3.65%, 5/1/2048	45,000	52,070
Massachusetts Institute of Technology:
3.89%, 7/1/2116	40,000	47,359
4.68%, 7/1/2114	80,000	112,397
5.60%, 7/1/2111	119,000	200,586
Moody's Corp.:
2.63%, 1/15/2023	541,000	546,870
3.25%, 1/15/2028 (b)	35,000	36,634
4.25%, 2/1/2029 (b)	100,000	112,805
4.50%, 9/1/2022	95,000	100,791
4.88%, 2/15/2024	123,000	135,206
4.88%, 12/17/2048	100,000	123,494
Northwestern University Series 2017, 3.66%, 12/1/2057	225,000	260,669
PayPal Holdings, Inc.:
2.20%, 9/26/2022	295,000	296,156
2.40%, 10/1/2024	180,000	181,064
2.65%, 10/1/2026	110,000	110,834
2.85%, 10/1/2029	160,000	161,194
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	187,035
3.30%, 7/15/2056	200,000	216,240

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Princeton University 5.70%, 3/1/2039	$120,000	$170,476
RELX Capital, Inc. 3.50%, 3/16/2023	235,000	243,378
S&P Global, Inc.:
2.95%, 1/22/2027	100,000	103,984
4.00%, 6/15/2025	211,000	230,408
4.40%, 2/15/2026	182,000	203,272
4.50%, 5/15/2048	271,000	341,371
Total System Services, Inc. 4.45%, 6/1/2028	676,000	745,364
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	100,000	110,177
University of Chicago 4.00%, 10/1/2053	60,000	73,126
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	567,000	630,028
University of Southern California:
3.03%, 10/1/2039	100,000	102,669
Series 2017, 3.84%, 10/1/2047	55,000	64,869
Verisk Analytics, Inc.:
4.13%, 3/15/2029	530,000	583,843
5.80%, 5/1/2021	100,000	105,257
		9,663,009
COMPUTERS — 0.7%
Apple, Inc.:
1.55%, 8/4/2021	305,000	303,435
1.70%, 9/11/2022 (b)	205,000	204,912
1.80%, 9/11/2024 (b)	350,000	348,365
2.05%, 9/11/2026	350,000	346,374
2.10%, 9/12/2022	188,000	189,342
2.15%, 2/9/2022	282,000	284,183
2.20%, 9/11/2029	350,000	344,347
2.25%, 2/23/2021	1,605,000	1,612,800
2.30%, 5/11/2022	506,000	511,799
2.40%, 1/13/2023	682,000	693,048
2.40%, 5/3/2023	449,000	456,669
2.45%, 8/4/2026	371,000	375,897
2.50%, 2/9/2022	221,000	224,302
2.50%, 2/9/2025	333,000	340,669
2.70%, 5/13/2022	415,000	424,263
2.75%, 1/13/2025	471,000	487,071
2.85%, 5/6/2021	803,000	815,936
2.85%, 2/23/2023	375,000	385,999
2.85%, 5/11/2024	495,000	513,424
2.95%, 9/11/2049	235,000	230,580
3.00%, 2/9/2024	209,000	217,757
3.00%, 6/20/2027	269,000	282,609
3.00%, 11/13/2027	390,000	409,484
3.20%, 5/13/2025	467,000	494,618
3.20%, 5/11/2027	449,000	476,030
Security Description	Principal Amount	Value
3.25%, 2/23/2026	$293,000	$310,434
3.35%, 2/9/2027	355,000	379,811
3.45%, 5/6/2024	424,000	451,505
3.75%, 9/12/2047	221,000	246,002
3.75%, 11/13/2047	363,000	406,055
3.85%, 5/4/2043	635,000	711,943
3.85%, 8/4/2046	511,000	576,674
4.25%, 2/9/2047	535,000	637,736
4.38%, 5/13/2045	460,000	556,577
4.50%, 2/23/2036	484,000	590,228
4.65%, 2/23/2046	374,000	470,163
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (b) (c)	150,000	156,941
4.42%, 6/15/2021 (c)	1,404,000	1,448,268
4.90%, 10/1/2026 (c)	416,000	445,798
5.30%, 10/1/2029 (c)	400,000	436,124
6.02%, 6/15/2026 (c)	345,000	388,194
8.10%, 7/15/2036 (c)	175,000	223,043
8.35%, 7/15/2046 (c)	939,000	1,239,658
DXC Technology Co. 4.75%, 4/15/2027	1,200,000	1,254,264
Genpact Luxembourg Sarl 3.70%, 4/1/2022	140,000	141,844
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	250,000	249,683
3.60%, 10/15/2020	719,000	728,182
4.40%, 10/15/2022	242,000	256,404
4.90%, 10/15/2025	380,000	420,831
6.20%, 10/15/2035	115,000	136,311
6.35%, 10/15/2045	640,000	747,411
HP, Inc.:
4.05%, 9/15/2022	264,000	278,496
4.30%, 6/1/2021	200,000	206,674
IBM Credit LLC:
1.80%, 1/20/2021	112,000	111,685
2.20%, 9/8/2022	100,000	100,409
2.65%, 2/5/2021	139,000	140,166
3.45%, 11/30/2020	847,000	861,043
International Business Machines Corp.:
2.25%, 2/19/2021	149,000	149,749
2.80%, 5/13/2021	499,000	505,632
2.85%, 5/13/2022	507,000	517,941
2.88%, 11/9/2022	1,216,000	1,246,449
3.00%, 5/15/2024	756,000	782,672
3.30%, 5/15/2026	380,000	400,820
3.45%, 2/19/2026	227,000	240,908
3.50%, 5/15/2029	1,004,000	1,078,296
3.63%, 2/12/2024	127,000	134,567
4.00%, 6/20/2042 (b)	250,000	275,520
4.15%, 5/15/2039	250,000	285,525
4.25%, 5/15/2049	500,000	576,735
7.13%, 12/1/2096	400,000	616,100
NetApp, Inc. 3.38%, 6/15/2021	60,000	61,008

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Seagate HDD Cayman:
4.25%, 3/1/2022	$65,000	$66,894
4.75%, 1/1/2025 (b)	135,000	139,529
4.88%, 3/1/2024 (b)	141,000	147,645
4.88%, 6/1/2027	226,000	233,191
		33,741,651
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	128,000	129,650
Series MTN, 2.30%, 5/3/2022	205,000	208,136
Series MTN, 3.25%, 3/15/2024	327,000	346,538
Series MTN, 3.70%, 8/1/2047 (b)	55,000	63,809
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	28,000	27,844
3.15%, 3/15/2027	163,000	171,905
4.15%, 3/15/2047	115,000	137,072
Procter & Gamble Co.:
1.70%, 11/3/2021	67,000	66,906
1.85%, 2/2/2021	50,000	49,980
1.90%, 10/23/2020	266,000	266,040
2.30%, 2/6/2022 (b)	429,000	434,834
2.45%, 11/3/2026 (b)	168,000	172,546
2.70%, 2/2/2026	63,000	65,356
3.10%, 8/15/2023	200,000	209,942
3.50%, 10/25/2047	500,000	566,235
Unilever Capital Corp.:
2.00%, 7/28/2026	150,000	148,553
2.13%, 9/6/2029	200,000	197,002
2.20%, 5/5/2022	238,000	239,523
2.60%, 5/5/2024	145,000	148,700
2.75%, 3/22/2021	200,000	202,140
2.90%, 5/5/2027	130,000	136,094
3.00%, 3/7/2022	150,000	153,741
3.25%, 3/7/2024	120,000	126,295
3.38%, 3/22/2025	100,000	105,988
3.50%, 3/22/2028	300,000	327,852
4.25%, 2/10/2021	155,000	159,582
5.90%, 11/15/2032	223,000	304,112
		5,166,375
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	200,000	208,046
4.20%, 5/15/2047	250,000	279,450
4.60%, 6/15/2045	270,000	316,548
		804,044
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	$200,000	$199,846
3.50%, 1/15/2025	301,000	306,957
3.95%, 2/1/2022	237,000	244,634
4.45%, 12/16/2021	185,000	192,208
4.45%, 10/1/2025	252,000	268,340
4.45%, 4/3/2026	193,000	206,056
4.50%, 5/15/2021	485,000	500,893
4.63%, 10/30/2020	291,000	297,862
4.88%, 1/16/2024	400,000	431,508
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	103,377
Air Lease Corp.:
2.25%, 1/15/2023	100,000	99,576
2.50%, 3/1/2021	460,000	461,182
2.63%, 7/1/2022	256,000	257,219
2.75%, 1/15/2023	100,000	100,748
3.25%, 3/1/2025	288,000	292,936
3.25%, 10/1/2029	150,000	148,199
3.38%, 6/1/2021	323,000	327,990
3.50%, 1/15/2022	149,000	152,968
3.75%, 2/1/2022	125,000	128,530
3.88%, 4/1/2021	175,000	178,719
3.88%, 7/3/2023	14,000	14,617
Series GMTN, 3.75%, 6/1/2026	155,000	161,335
Aircastle, Ltd.:
4.13%, 5/1/2024	85,000	88,506
4.25%, 6/15/2026	161,000	165,210
5.00%, 4/1/2023	128,000	137,902
5.13%, 3/15/2021	85,000	88,039
5.50%, 2/15/2022	335,000	356,296
American Express Co.:
2.20%, 10/30/2020	378,000	378,476
2.50%, 8/1/2022	575,000	580,704
2.50%, 7/30/2024	370,000	373,171
2.75%, 5/20/2022	231,000	234,601
3.00%, 2/22/2021	463,000	468,875
3.00%, 10/30/2024	352,000	363,496
3.13%, 5/20/2026	675,000	701,764
3.38%, 5/17/2021	293,000	298,757
3.40%, 2/22/2024	459,000	480,114
3.70%, 11/5/2021	214,000	220,861
3.70%, 8/3/2023	572,000	602,510
4.20%, 11/6/2025	256,000	281,713
American Express Credit Corp.:
Series MTN, 2.25%, 5/5/2021	361,000	362,054
Series MTN, 2.70%, 3/3/2022	210,000	213,402
Series MTN, 3.30%, 5/3/2027	389,000	414,631
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	51,144
3.00%, 3/22/2022	115,000	117,211

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
BGC Partners, Inc.:
3.75%, 10/1/2024 (c)	$50,000	$49,859
5.38%, 7/24/2023	275,000	293,178
BlackRock, Inc.:
3.20%, 3/15/2027	306,000	323,870
3.38%, 6/1/2022	130,000	135,308
Brookfield Finance, Inc.:
3.90%, 1/25/2028	308,000	322,923
4.25%, 6/2/2026	285,000	304,286
4.70%, 9/20/2047	215,000	236,109
4.85%, 3/29/2029	175,000	196,894
Capital One Bank USA NA 3.38%, 2/15/2023	746,000	768,529
Capital One Financial Corp.:
3.20%, 1/30/2023	268,000	275,129
3.20%, 2/5/2025	108,000	111,028
3.30%, 10/30/2024	263,000	272,097
3.75%, 7/28/2026	438,000	454,972
3.75%, 3/9/2027	420,000	440,836
3.80%, 1/31/2028 (b)	850,000	895,925
3.90%, 1/29/2024	552,000	582,951
4.20%, 10/29/2025	362,000	385,896
4.75%, 7/15/2021	394,000	411,348
Charles Schwab Corp.:
2.65%, 1/25/2023	485,000	493,817
3.00%, 3/10/2025	118,000	121,973
3.20%, 3/2/2027	218,000	228,150
3.20%, 1/25/2028	331,000	346,911
3.25%, 5/22/2029	200,000	210,702
3.45%, 2/13/2026	263,000	278,551
CME Group, Inc.:
3.00%, 3/15/2025 (b)	227,000	237,633
3.75%, 6/15/2028	275,000	307,169
4.15%, 6/15/2048	185,000	221,597
Credit Suisse USA, Inc. 7.13%, 7/15/2032	365,000	530,798
Discover Financial Services:
4.50%, 1/30/2026	306,000	332,579
5.20%, 4/27/2022	100,000	106,862
E*TRADE Financial Corp.:
2.95%, 8/24/2022	258,000	262,239
3.80%, 8/24/2027	100,000	104,097
Eaton Vance Corp. 3.50%, 4/6/2027	180,000	189,635
Franklin Resources, Inc. 2.85%, 3/30/2025	350,000	359,586
GE Capital International Funding Co.:
2.34%, 11/15/2020	1,504,000	1,500,255
4.42%, 11/15/2035	1,401,000	1,469,621
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	291,000	296,942
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	138,000	139,121
3.10%, 9/15/2027	205,000	214,233
Security Description	Principal Amount	Value
3.45%, 9/21/2023	$146,000	$152,802
3.75%, 12/1/2025	140,000	150,965
3.75%, 9/21/2028	126,000	138,232
4.00%, 10/15/2023	254,000	271,341
4.25%, 9/21/2048	375,000	446,707
International Lease Finance Corp.:
4.63%, 4/15/2021	80,000	82,646
8.63%, 1/15/2022	469,000	533,492
Invesco Finance PLC:
3.75%, 1/15/2026	150,000	160,088
4.00%, 1/30/2024	250,000	265,298
Janus Capital Group, Inc. 4.88%, 8/1/2025	380,000	413,489
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	369,000	400,420
Jefferies Group LLC:
5.13%, 1/20/2023	106,000	113,849
6.25%, 1/15/2036	200,000	230,598
6.45%, 6/8/2027	28,000	32,445
6.50%, 1/20/2043	255,000	293,490
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	265,000	264,751
4.85%, 1/15/2027	214,000	226,545
Lazard Group LLC:
3.63%, 3/1/2027	250,000	256,460
3.75%, 2/13/2025	341,000	356,342
Legg Mason, Inc. 4.75%, 3/15/2026	110,000	120,507
Mastercard, Inc.:
2.95%, 11/21/2026	105,000	110,493
2.95%, 6/1/2029	221,000	232,035
3.38%, 4/1/2024	351,000	372,945
3.50%, 2/26/2028	30,000	32,756
3.65%, 6/1/2049	275,000	311,696
3.80%, 11/21/2046	130,000	149,288
Nasdaq, Inc. 3.85%, 6/30/2026	128,000	137,146
ORIX Corp.:
2.90%, 7/18/2022	50,000	50,766
3.25%, 12/4/2024	200,000	207,118
3.70%, 7/18/2027	58,000	61,836
4.05%, 1/16/2024	200,000	212,992
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	205,416
Raymond James Financial, Inc. 4.95%, 7/15/2046	160,000	190,795
Stifel Financial Corp. 4.25%, 7/18/2024	437,000	459,567
Synchrony Financial:
2.85%, 7/25/2022	280,000	282,450
3.70%, 8/4/2026	290,000	296,432
3.75%, 8/15/2021	125,000	127,676
3.95%, 12/1/2027	273,000	279,525
4.25%, 8/15/2024	402,000	424,026

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 3/19/2024	$229,000	$243,026
4.50%, 7/23/2025	231,000	246,403
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029	45,000	45,209
2.95%, 4/1/2022	214,000	219,119
3.30%, 4/1/2027	310,000	325,509
Visa, Inc.:
2.20%, 12/14/2020	752,000	754,564
2.75%, 9/15/2027 (b)	96,000	100,725
2.80%, 12/14/2022	259,000	266,563
3.15%, 12/14/2025	613,000	653,433
4.15%, 12/14/2035	576,000	693,089
4.30%, 12/14/2045	472,000	584,449
Western Union Co.:
3.60%, 3/15/2022	150,000	154,305
6.20%, 11/17/2036	105,000	118,759
		39,929,324
ELECTRIC — 1.9%
AEP Texas, Inc. 2.40%, 10/1/2022	117,000	117,689
AEP Transmission Co. LLC:
3.15%, 9/15/2049	70,000	69,437
3.75%, 12/1/2047	295,000	321,402
3.80%, 6/15/2049	225,000	247,997
4.00%, 12/1/2046	512,000	576,927
Alabama Power Co.:
3.85%, 12/1/2042	50,000	54,253
4.30%, 1/2/2046	155,000	181,045
6.00%, 3/1/2039	219,000	307,150
Series 17A, 2.45%, 3/30/2022	340,000	343,366
Ameren Corp. 2.50%, 9/15/2024	340,000	341,952
Ameren Illinois Co. 3.70%, 12/1/2047 (b)	215,000	233,023
Appalachian Power Co.:
7.00%, 4/1/2038	186,000	267,031
Series Y, 4.50%, 3/1/2049	250,000	299,582
Arizona Public Service Co.:
2.60%, 8/15/2029 (b)	200,000	200,054
2.95%, 9/15/2027	108,000	111,425
3.15%, 5/15/2025	400,000	415,536
3.75%, 5/15/2046	100,000	106,979
4.25%, 3/1/2049	100,000	115,881
Avangrid, Inc.:
3.15%, 12/1/2024	500,000	516,080
3.80%, 6/1/2029	216,000	232,114
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	140,000	139,035
3.50%, 8/15/2046	1,000	1,042
3.75%, 8/15/2047	55,000	59,567
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	235,000	240,384
3.75%, 11/15/2023	598,000	633,665
3.80%, 7/15/2048	205,000	221,250
4.45%, 1/15/2049	155,000	184,713
Security Description	Principal Amount	Value
6.13%, 4/1/2036	$752,000	$1,040,798
Black Hills Corp.:
3.15%, 1/15/2027	50,000	50,654
4.20%, 9/15/2046	50,000	54,298
4.25%, 11/30/2023	263,000	279,790
4.35%, 5/1/2033	220,000	248,835
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	150,000	149,580
2.25%, 8/1/2022	100,000	100,388
4.50%, 4/1/2044	100,000	121,376
Series AA, 3.00%, 2/1/2027	454,000	470,335
Series K2, 6.95%, 3/15/2033	150,000	214,693
Series Z, 2.40%, 9/1/2026	150,000	150,086
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	100,000	100,494
2.50%, 9/1/2024	100,000	99,973
2.95%, 3/1/2030	100,000	99,885
3.60%, 11/1/2021	30,000	30,787
3.70%, 9/1/2049	100,000	101,324
3.85%, 2/1/2024	75,000	79,114
4.25%, 11/1/2028	280,000	307,499
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (c)	50,000	50,307
3.74%, 5/1/2026	208,000	214,417
CMS Energy Corp.:
3.45%, 8/15/2027	108,000	113,675
4.88%, 3/1/2044	435,000	525,828
Commonwealth Edison Co.:
3.40%, 9/1/2021	330,000	338,042
3.65%, 6/15/2046	50,000	53,830
3.70%, 8/15/2028	45,000	49,339
4.00%, 3/1/2048	310,000	354,008
4.35%, 11/15/2045	200,000	236,576
5.90%, 3/15/2036	214,000	290,469
Series 123, 3.75%, 8/15/2047	500,000	548,060
Connecticut Light & Power Co.:
2.50%, 1/15/2023	170,000	172,567
4.00%, 4/1/2048	50,000	57,572
Series A, 3.20%, 3/15/2027	150,000	158,525
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	750,000	814,410
4.45%, 3/15/2044	310,000	361,739
4.50%, 12/1/2045	275,000	325,614
4.50%, 5/15/2058	75,000	88,398
Series 09-C, 5.50%, 12/1/2039	368,000	481,153
Series 12-A, 4.20%, 3/15/2042	100,000	113,206
Series 2017, 3.88%, 6/15/2047	120,000	130,944
Series A, 4.13%, 5/15/2049	200,000	228,062
Series B, 3.13%, 11/15/2027	358,000	375,825
Series C, 4.30%, 12/1/2056	200,000	228,422
Series E, 4.65%, 12/1/2048	100,000	123,642

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Edison, Inc. 2.00%, 5/15/2021	$120,000	$119,778
Consumers Energy Co.:
2.85%, 5/15/2022	210,000	214,376
3.10%, 8/15/2050	200,000	199,972
3.25%, 8/15/2046	50,000	51,216
3.75%, 2/15/2050	150,000	167,226
3.95%, 5/15/2043	100,000	113,429
4.05%, 5/15/2048	125,000	145,536
Dayton Power & Light Co. 3.95%, 6/15/2049 (c)	125,000	138,404
Delmarva Power & Light Co.:
3.50%, 11/15/2023	135,000	142,008
4.15%, 5/15/2045	100,000	114,830
Dominion Energy, Inc.:
2.72%, 8/15/2021 (e)	270,000	271,663
3.07%, 8/15/2024 (e)	70,000	71,733
3.90%, 10/1/2025	254,000	271,640
4.25%, 6/1/2028	465,000	514,922
4.70%, 12/1/2044 (b)	383,000	446,946
7.00%, 6/15/2038	625,000	875,919
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (d)	150,000	159,273
Series A, 4.60%, 3/15/2049	415,000	488,227
Series B, 5.95%, 6/15/2035	150,000	189,276
Series C, 2.00%, 8/15/2021	155,000	154,515
Series D, 2.85%, 8/15/2026	80,000	80,622
Series F, 5.25%, 8/1/2033	343,000	414,509
DPL, Inc.:
4.35%, 4/15/2029 (c)	182,000	179,250
7.25%, 10/15/2021	292,000	313,287
DTE Electric Co.:
3.65%, 3/15/2024	152,000	161,084
3.70%, 6/1/2046	100,000	109,376
3.75%, 8/15/2047	100,000	110,387
3.95%, 3/1/2049	170,000	194,805
Series A, 4.05%, 5/15/2048 (b)	100,000	116,019
DTE Energy Co.:
2.85%, 10/1/2026	620,000	631,371
6.38%, 4/15/2033	150,000	199,729
Series B, 2.60%, 6/15/2022	70,000	70,534
Series C, 2.53%, 10/1/2024	150,000	150,420
Series C, 3.40%, 6/15/2029	79,000	82,612
Series D, 3.70%, 8/1/2023	223,000	233,954
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (b)	150,000	149,895
2.50%, 3/15/2023	70,000	71,126
2.95%, 12/1/2026	222,000	230,267
3.05%, 3/15/2023	400,000	413,976
3.20%, 8/15/2049	25,000	25,089
3.70%, 12/1/2047	350,000	378,154
3.75%, 6/1/2045	150,000	162,225
4.00%, 9/30/2042	231,000	258,930
4.25%, 12/15/2041	310,000	357,238
Security Description	Principal Amount	Value
6.05%, 4/15/2038	$150,000	$208,983
6.10%, 6/1/2037	196,000	268,293
Duke Energy Corp.:
1.80%, 9/1/2021	242,000	240,853
2.40%, 8/15/2022	250,000	252,005
2.65%, 9/1/2026	626,000	629,368
3.05%, 8/15/2022	339,000	346,485
3.15%, 8/15/2027	150,000	155,760
3.40%, 6/15/2029	355,000	372,430
3.55%, 9/15/2021	56,000	57,282
3.75%, 4/15/2024	438,000	464,280
3.75%, 9/1/2046	260,000	269,069
4.20%, 6/15/2049	655,000	732,211
4.80%, 12/15/2045	179,000	214,363
Duke Energy Florida LLC:
3.20%, 1/15/2027	175,000	183,762
3.80%, 7/15/2028	200,000	220,306
4.20%, 7/15/2048	200,000	233,242
Duke Energy Indiana LLC:
Series WWW, 4.90%, 7/15/2043	55,000	68,745
Series YYY, 3.25%, 10/1/2049	100,000	100,295
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	150,000	164,201
3.70%, 6/15/2046	28,000	30,170
3.80%, 9/1/2023	360,000	380,441
4.30%, 2/1/2049	65,000	77,137
Duke Energy Progress LLC:
3.25%, 8/15/2025	210,000	221,428
3.45%, 3/15/2029	410,000	442,119
3.60%, 9/15/2047	254,000	268,211
4.20%, 8/15/2045	325,000	374,894
Edison International 2.95%, 3/15/2023	277,000	276,762
El Paso Electric Co. 5.00%, 12/1/2044	150,000	180,139
Emera US Finance L.P. 3.55%, 6/15/2026	132,000	138,232
Enel Americas SA 4.00%, 10/25/2026 (b)	46,000	48,133
Enel Chile SA 4.88%, 6/12/2028	411,000	458,598
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	52,922
Entergy Arkansas LLC 3.50%, 4/1/2026	157,000	167,079
Entergy Louisiana LLC:
3.12%, 9/1/2027	125,000	130,570
4.00%, 3/15/2033	232,000	263,942
4.20%, 4/1/2050	100,000	117,637
4.95%, 1/15/2045	157,000	167,464
Entergy Mississippi LLC:
2.85%, 6/1/2028	620,000	636,418
3.85%, 6/1/2049	250,000	278,047
Entergy Texas, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 9/30/2049	$55,000	$57,426
4.00%, 3/30/2029	100,000	110,473
4.50%, 3/30/2039	300,000	351,603
Evergy, Inc.:
2.45%, 9/15/2024	165,000	165,276
2.90%, 9/15/2029	250,000	249,195
4.85%, 6/1/2021	120,000	124,102
Eversource Energy:
2.80%, 5/1/2023	114,000	115,905
Series K, 2.75%, 3/15/2022	100,000	101,320
Series M, 3.30%, 1/15/2028	500,000	519,875
Series O, 4.25%, 4/1/2029	75,000	83,943
Exelon Corp.:
2.45%, 4/15/2021	155,000	155,352
3.50%, 6/1/2022	994,000	1,019,874
3.95%, 6/15/2025	210,000	224,681
4.45%, 4/15/2046	321,000	363,350
5.10%, 6/15/2045	418,000	513,258
Exelon Generation Co. LLC:
3.40%, 3/15/2022	100,000	102,502
4.00%, 10/1/2020	200,000	202,548
4.25%, 6/15/2022	522,000	546,226
5.60%, 6/15/2042	965,000	1,143,091
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	112,000	113,774
Series B, 3.90%, 7/15/2027	332,000	354,055
Series C, 4.85%, 7/15/2047	148,000	176,438
Series C, 7.38%, 11/15/2031	685,000	967,515
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	105,538
3.15%, 10/1/2049	140,000	142,744
3.95%, 3/1/2048	125,000	143,924
3.99%, 3/1/2049	460,000	537,298
4.05%, 10/1/2044	145,000	167,514
5.69%, 3/1/2040	150,000	205,320
5.96%, 4/1/2039	100,000	142,534
Fortis, Inc. 2.10%, 10/4/2021	70,000	69,703
Georgia Power Co.:
2.40%, 4/1/2021	100,000	100,322
Series A, 2.20%, 9/15/2024	150,000	148,731
Series B, 2.65%, 9/15/2029	150,000	147,708
Gulf Power Co. Series A, 3.30%, 5/30/2027	300,000	317,481
Iberdrola International B.V. 6.75%, 7/15/2036	275,000	379,761
Indiana Michigan Power Co.:
3.85%, 5/15/2028	100,000	110,064
4.25%, 8/15/2048	10,000	11,751
6.05%, 3/15/2037	130,000	175,408
Series K, 4.55%, 3/15/2046	306,000	369,789
Interstate Power & Light Co.:
3.50%, 9/30/2049	200,000	203,220
3.60%, 4/1/2029	384,000	410,849
3.70%, 9/15/2046	85,000	89,028
Security Description	Principal Amount	Value
6.25%, 7/15/2039	$285,000	$387,269
ITC Holdings Corp.:
2.70%, 11/15/2022	164,000	165,729
3.25%, 6/30/2026	115,000	118,888
3.35%, 11/15/2027	108,000	113,645
3.65%, 6/15/2024	25,000	26,293
Kansas City Power & Light Co.:
4.20%, 6/15/2047	115,000	133,553
4.20%, 3/15/2048	100,000	117,109
Kentucky Utilities Co. 4.38%, 10/1/2045	80,000	94,732
LG&E & KU Energy LLC 3.75%, 11/15/2020	403,000	408,158
Louisville Gas & Electric Co. 4.25%, 4/1/2049	65,000	76,649
MidAmerican Energy Co.:
3.10%, 5/1/2027	100,000	105,290
3.50%, 10/15/2024	226,000	240,166
4.25%, 5/1/2046	85,000	100,545
4.80%, 9/15/2043	150,000	188,191
6.75%, 12/30/2031	73,000	102,387
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	266,000	291,281
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	35,000	35,334
2.95%, 2/7/2024	360,000	371,686
3.70%, 3/15/2029	280,000	308,787
4.30%, 3/15/2049	265,000	317,504
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	295,000	299,360
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (d)	415,000	440,888
Series MTN, 2.30%, 9/15/2022	175,000	175,847
Series MTNC, 8.00%, 3/1/2032	110,000	163,557
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	712,000	779,839
Series N, 6.65%, 4/1/2036	100,000	142,242
Series R, 6.75%, 7/1/2037	15,000	21,776
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/1/2021	500,000	502,830
2.80%, 1/15/2023	150,000	152,690
2.90%, 4/1/2022	333,000	338,974
3.15%, 4/1/2024	234,000	241,773
3.20%, 2/25/2022	100,000	102,284
3.50%, 4/1/2029	238,000	252,042
3.55%, 5/1/2027	265,000	280,677
4.50%, 6/1/2021	170,000	175,348

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (d)	$116,000	$125,923
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	380,000	386,357
Northern States Power Co.:
2.15%, 8/15/2022	165,000	165,521
2.90%, 3/1/2050	290,000	281,834
5.35%, 11/1/2039	100,000	132,549
6.25%, 6/1/2036	170,000	238,994
NorthWestern Corp. 4.18%, 11/15/2044	250,000	283,192
NSTAR Electric Co.:
3.20%, 5/15/2027	280,000	294,473
3.25%, 5/15/2029 (b)	333,000	354,875
4.40%, 3/1/2044 (b)	100,000	118,263
NV Energy, Inc. 6.25%, 11/15/2020	300,000	313,392
Oglethorpe Power Corp.:
5.05%, 10/1/2048	275,000	331,235
5.95%, 11/1/2039	450,000	578,178
Ohio Power Co.:
4.00%, 6/1/2049	45,000	51,268
4.15%, 4/1/2048 (b)	100,000	117,666
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	450,000	503,505
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024 (c)	100,000	102,687
3.10%, 9/15/2049 (c)	200,000	200,814
3.70%, 11/15/2028 (c)	200,000	220,264
3.70%, 11/15/2028	157,000	173,050
3.80%, 9/30/2047	120,000	134,252
3.80%, 6/1/2049 (c)	100,000	112,204
4.10%, 11/15/2048	150,000	176,421
5.30%, 6/1/2042	115,000	152,017
7.00%, 9/1/2022	478,000	544,131
7.00%, 5/1/2032	190,000	273,212
PacifiCorp:
3.50%, 6/15/2029	65,000	70,765
3.85%, 6/15/2021	390,000	400,343
4.10%, 2/1/2042	55,000	62,460
4.13%, 1/15/2049	250,000	290,092
4.15%, 2/15/2050	100,000	116,772
6.00%, 1/15/2039	25,000	34,827
6.25%, 10/15/2037	220,000	310,180
6.35%, 7/15/2038	180,000	252,805
PECO Energy Co.:
3.00%, 9/15/2049	75,000	74,054
3.15%, 10/15/2025	150,000	156,407
3.90%, 3/1/2048	385,000	433,960
4.15%, 10/1/2044	100,000	116,039
PNM Resources, Inc. 3.25%, 3/9/2021	100,000	101,168
Security Description	Principal Amount	Value
Potomac Electric Power Co. 3.60%, 3/15/2024	$150,000	$158,372
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	152,768
3.50%, 12/1/2022	200,000	206,262
4.00%, 9/15/2047	340,000	352,325
5.00%, 3/15/2044	205,000	240,611
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	68,027
4.13%, 6/15/2044	215,000	248,953
4.15%, 10/1/2045	100,000	114,800
6.25%, 5/15/2039	250,000	356,530
Progress Energy, Inc. 7.75%, 3/1/2031	348,000	495,726
PSEG Power LLC 3.00%, 6/15/2021	136,000	137,418
Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	100,699
3.70%, 6/15/2028	400,000	440,308
3.80%, 6/15/2047	100,000	111,108
4.05%, 9/15/2049	220,000	257,176
4.10%, 6/15/2048	185,000	216,256
4.30%, 3/15/2044	100,000	118,224
Series 34, 3.20%, 3/1/2050 (b)	155,000	157,883
Public Service Co. of New Hampshire 3.60%, 7/1/2049	100,000	107,723
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,995
Series MTN, 2.25%, 9/15/2026	246,000	244,681
Series MTN, 2.38%, 5/15/2023	100,000	101,276
Series MTN, 3.00%, 5/15/2027	55,000	57,305
Series MTN, 3.20%, 5/15/2029	209,000	222,117
Series MTN, 3.60%, 12/1/2047	585,000	631,689
Series MTN, 3.70%, 5/1/2028	175,000	191,852
Series MTN, 3.80%, 3/1/2046	290,000	323,817
Series MTN, 3.85%, 5/1/2049	165,000	187,569
Series MTN, 3.95%, 5/1/2042	40,000	44,908
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	150,000	152,043
Puget Energy, Inc.:
3.65%, 5/15/2025	182,000	187,633
5.63%, 7/15/2022 (b)	360,000	385,189
6.00%, 9/1/2021	100,000	106,536
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	169,000	169,076
5.64%, 4/15/2041	106,000	140,003

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
San Diego Gas & Electric Co.:
4.15%, 5/15/2048 (b)	$436,000	$497,855
Series RRR, 3.75%, 6/1/2047	140,000	149,769
Series TTT, 4.10%, 6/15/2049	100,000	113,629
Sempra Energy:
2.90%, 2/1/2023	535,000	544,774
3.40%, 2/1/2028	416,000	429,612
3.55%, 6/15/2024	270,000	281,588
3.75%, 11/15/2025	50,000	52,819
3.80%, 2/1/2038	167,000	171,780
4.00%, 2/1/2048	243,000	257,072
4.05%, 12/1/2023	562,000	595,540
6.00%, 10/15/2039	205,000	263,495
Sierra Pacific Power Co. 2.60%, 5/1/2026	210,000	212,751
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	300,000	363,900
5.45%, 2/1/2041	170,000	225,641
Southern California Edison Co.:
2.85%, 8/1/2029 (b)	190,000	192,027
3.88%, 6/1/2021	70,000	71,598
4.00%, 4/1/2047	103,000	110,406
4.65%, 10/1/2043	250,000	287,987
5.50%, 3/15/2040	450,000	560,803
5.63%, 2/1/2036	200,000	244,558
6.00%, 1/15/2034	100,000	124,642
Series 05-E, 5.35%, 7/15/2035	190,000	227,308
Series 06-E, 5.55%, 1/15/2037 (b)	100,000	122,617
Series 13-A, 3.90%, 3/15/2043	460,000	481,845
Series A, 2.90%, 3/1/2021	541,000	546,372
Series A, 4.20%, 3/1/2029	100,000	111,410
Series B, 3.65%, 3/1/2028	225,000	240,876
Series B, 4.88%, 3/1/2049	300,000	360,900
Southern Co.:
2.95%, 7/1/2023	717,000	732,358
3.25%, 7/1/2026	464,000	478,236
4.25%, 7/1/2036	897,000	972,761
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (b) (d)	225,000	233,849
Southern Power Co.:
4.15%, 12/1/2025	114,000	123,339
5.25%, 7/15/2043	200,000	231,150
Series E, 2.50%, 12/15/2021	79,000	78,965
Southwestern Electric Power Co.:
6.20%, 3/15/2040	250,000	336,982
Series J, 3.90%, 4/1/2045	200,000	210,984
Series K, 2.75%, 10/1/2026	245,000	246,149
Series L, 3.85%, 2/1/2048	660,000	700,055
Southwestern Public Service Co.:
3.75%, 6/15/2049	350,000	384,727
6.00%, 10/1/2036	50,000	63,727
Security Description	Principal Amount	Value
Series 6, 4.40%, 11/15/2048	$200,000	$238,648
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	83,879
4.30%, 6/15/2048	325,000	379,707
Tucson Electric Power Co.:
3.05%, 3/15/2025	150,000	152,943
4.85%, 12/1/2048	200,000	252,064
Union Electric Co.:
2.95%, 6/15/2027	205,000	212,446
3.25%, 10/1/2049 (f)	350,000	352,310
3.50%, 3/15/2029	300,000	326,181
3.65%, 4/15/2045	60,000	64,028
4.00%, 4/1/2048 (b)	200,000	226,370
Virginia Electric & Power Co.:
2.95%, 1/15/2022	200,000	203,288
6.35%, 11/30/2037	160,000	223,256
Series A, 2.88%, 7/15/2029	50,000	51,356
Series A, 3.15%, 1/15/2026	301,000	313,997
Series B, 2.95%, 11/15/2026	150,000	155,222
Series B, 3.80%, 9/15/2047	100,000	108,623
Series B, 4.20%, 5/15/2045	150,000	170,919
Series C, 2.75%, 3/15/2023	272,000	277,212
Series C, 4.00%, 11/15/2046	110,000	122,791
WEC Energy Group, Inc.:
3.10%, 3/8/2022	90,000	91,867
3.38%, 6/15/2021	216,000	220,635
Westar Energy, Inc.:
3.10%, 4/1/2027	250,000	259,742
3.25%, 9/1/2049	200,000	200,834
4.10%, 4/1/2043	100,000	112,058
4.25%, 12/1/2045	175,000	202,702
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	250,000	253,682
5.70%, 12/1/2036	100,000	132,711
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	120,000	124,925
3.05%, 10/15/2027	200,000	207,950
6.38%, 8/15/2037	140,000	198,087
Wisconsin Public Service Corp. 3.30%, 9/1/2049	145,000	147,313
Xcel Energy, Inc.:
2.40%, 3/15/2021	141,000	141,591
4.00%, 6/15/2028 (b)	109,000	119,982
		90,989,116
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Hubbell, Inc.:
3.15%, 8/15/2027	150,000	151,665
3.35%, 3/1/2026	50,000	51,033
		202,698
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.75%, 9/15/2029	100,000	99,021

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 9/22/2026	$250,000	$254,930
Allegion PLC 3.50%, 10/1/2029	100,000	101,138
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	50,000	50,701
3.55%, 10/1/2027	192,000	196,731
Amphenol Corp.:
2.80%, 2/15/2030	250,000	243,787
3.20%, 4/1/2024	100,000	103,214
4.35%, 6/1/2029 (b)	350,000	388,136
Arrow Electronics, Inc.:
3.50%, 4/1/2022	100,000	101,754
3.88%, 1/12/2028	137,000	140,426
Avnet, Inc. 4.88%, 12/1/2022	136,000	144,694
Flex, Ltd.:
4.75%, 6/15/2025	50,000	53,785
4.88%, 6/15/2029	250,000	263,305
FLIR Systems, Inc. 3.13%, 6/15/2021	233,000	235,186
Fortive Corp.:
2.35%, 6/15/2021	50,000	50,045
3.15%, 6/15/2026	258,000	261,885
Honeywell International, Inc.:
1.85%, 11/1/2021	705,000	704,140
2.15%, 8/8/2022	95,000	95,718
2.30%, 8/15/2024	200,000	202,988
2.50%, 11/1/2026	350,000	356,881
2.70%, 8/15/2029	120,000	124,033
3.81%, 11/21/2047 (b)	100,000	115,205
4.25%, 3/1/2021	71,000	73,283
Jabil, Inc.:
3.95%, 1/12/2028	646,000	651,756
5.63%, 12/15/2020	250,000	258,935
PerkinElmer, Inc. 3.30%, 9/15/2029	155,000	155,295
Tech Data Corp.:
3.70%, 2/15/2022	308,000	315,309
4.95%, 2/15/2027	191,000	204,826
Trimble, Inc.:
4.15%, 6/15/2023	300,000	312,969
4.75%, 12/1/2024	230,000	247,096
Tyco Electronics Group SA:
3.13%, 8/15/2027	289,000	296,413
3.70%, 2/15/2026	148,000	155,979
		6,959,564
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp. 4.25%, 9/15/2028	100,000	100,514
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.50%, 8/15/2024	165,000	166,968
Security Description	Principal Amount	Value
2.90%, 7/1/2026	$166,000	$170,502
3.20%, 3/15/2025	125,000	129,968
3.38%, 11/15/2027	152,000	161,600
3.55%, 6/1/2022	300,000	310,530
4.75%, 5/15/2023	216,000	233,760
Waste Connections, Inc.:
3.50%, 5/1/2029	150,000	159,591
4.25%, 12/1/2028	55,000	61,827
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	101,085
2.90%, 9/15/2022	141,000	144,736
2.95%, 6/15/2024	45,000	46,557
3.20%, 6/15/2026	100,000	105,417
3.45%, 6/15/2029	109,000	117,643
3.50%, 5/15/2024	150,000	158,136
3.90%, 3/1/2035	250,000	277,082
4.00%, 7/15/2039	605,000	686,282
4.10%, 3/1/2045	200,000	228,930
4.15%, 7/15/2049	125,000	145,807
4.60%, 3/1/2021	100,000	102,828
		3,509,249
FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/15/2021	131,000	132,831
3.30%, 3/19/2025	200,000	204,604
3.65%, 3/15/2023	100,000	104,021
3.80%, 8/2/2042	50,000	47,839
3.95%, 3/15/2025	100,000	105,950
4.15%, 3/15/2028 (b)	255,000	274,510
4.25%, 4/15/2021	236,000	242,691
4.80%, 3/15/2048 (b)	440,000	494,371
Conagra Brands, Inc.:
3.20%, 1/25/2023	250,000	257,793
3.80%, 10/22/2021	134,000	138,234
4.30%, 5/1/2024	65,000	69,629
4.60%, 11/1/2025	2,000	2,198
4.85%, 11/1/2028 (b)	225,000	254,333
5.30%, 11/1/2038	110,000	127,461
5.40%, 11/1/2048	105,000	124,240
7.00%, 10/1/2028	300,000	376,422
8.25%, 9/15/2030	100,000	138,837
Flowers Foods, Inc.:
3.50%, 10/1/2026	300,000	308,223
4.38%, 4/1/2022	100,000	104,101
General Mills, Inc.:
3.20%, 4/16/2021	308,000	312,946
3.20%, 2/10/2027 (b)	100,000	105,073
3.70%, 10/17/2023	260,000	273,806
4.00%, 4/17/2025	604,000	651,064
4.20%, 4/17/2028	179,000	199,245
4.55%, 4/17/2038	300,000	339,957
4.70%, 4/17/2048	250,000	292,335
Hershey Co.:
2.30%, 8/15/2026	61,000	61,326
3.38%, 8/15/2046	50,000	53,473

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 12/1/2020	$400,000	$409,084
Ingredion, Inc. 4.63%, 11/1/2020	368,000	376,523
JM Smucker Co.:
3.38%, 12/15/2027 (b)	295,000	310,490
3.50%, 3/15/2025	267,000	280,158
4.25%, 3/15/2035	255,000	275,002
4.38%, 3/15/2045	25,000	27,127
Kellogg Co.:
3.13%, 5/17/2022	100,000	102,241
3.25%, 4/1/2026	286,000	296,330
3.40%, 11/15/2027 (b)	508,000	533,400
4.30%, 5/15/2028 (b)	283,000	315,839
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	181,000	222,854
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	415,000	410,319
3.75%, 4/1/2030 (c)	60,000	60,655
3.95%, 7/15/2025	473,000	494,451
4.38%, 6/1/2046	610,000	578,640
4.63%, 10/1/2039 (c)	60,000	60,491
4.88%, 10/1/2049 (c)	200,000	202,160
5.00%, 7/15/2035	556,000	592,518
5.00%, 6/4/2042	367,000	379,511
5.20%, 7/15/2045	647,000	679,240
6.50%, 2/9/2040	130,000	154,538
Kroger Co.:
2.60%, 2/1/2021	162,000	162,724
2.65%, 10/15/2026 (b)	248,000	245,480
3.70%, 8/1/2027	78,000	82,284
3.88%, 10/15/2046	100,000	95,271
4.45%, 2/1/2047 (b)	574,000	590,933
4.65%, 1/15/2048 (b)	275,000	292,190
5.40%, 7/15/2040	265,000	298,634
5.40%, 1/15/2049	169,000	199,396
6.90%, 4/15/2038	246,000	322,036
McCormick & Co., Inc.:
3.40%, 8/15/2027	358,000	375,402
4.20%, 8/15/2047	150,000	166,550
Mondelez International, Inc.:
3.63%, 2/13/2026	225,000	240,039
4.63%, 5/7/2048	276,000	316,663
Sysco Corp.:
2.60%, 10/1/2020	140,000	140,609
3.25%, 7/15/2027	600,000	629,010
3.75%, 10/1/2025	290,000	311,098
4.50%, 4/1/2046	100,000	115,914
Tyson Foods, Inc.:
2.25%, 8/23/2021	167,000	167,210
3.90%, 9/28/2023	375,000	397,039
4.00%, 3/1/2026	167,000	180,799
4.35%, 3/1/2029	90,000	101,741
4.50%, 6/15/2022	320,000	338,070
4.55%, 6/2/2047	225,000	252,432
4.88%, 8/15/2034	70,000	82,711
Security Description	Principal Amount	Value
5.15%, 8/15/2044	$487,000	$583,187
		19,246,506
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	508,000	520,360
4.50%, 8/1/2024	100,000	105,659
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (b)	293,000	297,861
5.25%, 5/12/2024	413,000	440,774
5.50%, 1/17/2027 (b)	524,000	562,629
International Paper Co.:
3.00%, 2/15/2027 (b)	389,000	394,306
3.80%, 1/15/2026	447,000	474,540
4.40%, 8/15/2047	262,000	272,978
5.15%, 5/15/2046	335,000	376,868
6.00%, 11/15/2041	67,000	81,639
7.50%, 8/15/2021	102,000	111,537
Suzano Austria GmbH:
5.00%, 1/15/2030	550,000	553,503
6.00%, 1/15/2029	562,000	610,310
		4,802,964
GAS — 0.1%
Atmos Energy Corp.:
2.63%, 9/15/2029 (f)	100,000	101,251
3.00%, 6/15/2027 (b)	345,000	358,272
3.38%, 9/15/2049 (f)	55,000	56,195
4.13%, 10/15/2044	162,000	186,311
4.13%, 3/15/2049	80,000	92,416
4.15%, 1/15/2043	100,000	114,157
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	200,000	207,430
Dominion Energy Gas Holdings LLC 4.80%, 11/1/2043	200,000	240,948
National Fuel Gas Co.:
3.75%, 3/1/2023	157,000	161,077
4.75%, 9/1/2028	450,000	477,940
5.20%, 7/15/2025	50,000	54,411
NiSource, Inc.:
2.65%, 11/17/2022	170,000	172,030
3.49%, 5/15/2027	363,000	380,693
3.65%, 6/15/2023	500,000	521,265
3.95%, 3/30/2048 (b)	319,000	337,311
4.38%, 5/15/2047	436,000	488,276
4.80%, 2/15/2044	521,000	609,669
ONE Gas, Inc. 4.50%, 11/1/2048	130,000	159,342
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	366,000	391,053
3.64%, 11/1/2046	100,000	103,084
Southern California Gas Co. Series WW, 3.95%, 2/15/2050	400,000	453,092

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	$265,000	$265,753
5.88%, 3/15/2041	60,000	77,842
Southwest Gas Corp.:
3.70%, 4/1/2028	350,000	377,213
3.80%, 9/29/2046	100,000	104,666
4.15%, 6/1/2049 (b)	30,000	33,304
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	35,000	36,804
Series MTN, 3.65%, 9/15/2049	100,000	102,816
		6,664,621
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	327,000	346,597
Snap-on, Inc.:
3.25%, 3/1/2027	45,000	47,416
4.10%, 3/1/2048	115,000	133,361
Stanley Black & Decker, Inc.:
3.40%, 12/1/2021	210,000	214,408
3.40%, 3/1/2026	318,000	336,454
4.25%, 11/15/2028 (b)	150,000	170,736
		1,248,972
HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories:
2.90%, 11/30/2021	1,072,000	1,091,382
2.95%, 3/15/2025	400,000	414,820
3.40%, 11/30/2023	290,000	304,488
3.75%, 11/30/2026	251,000	273,188
3.88%, 9/15/2025	40,000	43,501
4.75%, 11/30/2036	771,000	942,555
4.90%, 11/30/2046	469,000	604,358
6.00%, 4/1/2039	275,000	379,387
6.15%, 11/30/2037	165,000	229,989
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	49,631
2.60%, 8/15/2026	261,000	262,830
3.50%, 8/15/2046	300,000	301,836
Becton Dickinson and Co.:
2.89%, 6/6/2022	1,122,000	1,139,043
3.13%, 11/8/2021	317,000	322,028
3.25%, 11/12/2020	271,000	273,780
3.36%, 6/6/2024	463,000	482,302
3.70%, 6/6/2027	173,000	183,143
3.73%, 12/15/2024	78,000	82,515
4.67%, 6/6/2047	140,000	165,901
Boston Scientific Corp.:
3.75%, 3/1/2026	600,000	640,680
4.00%, 3/1/2028	300,000	328,806
4.00%, 3/1/2029	840,000	926,747
4.55%, 3/1/2039	410,000	481,824
4.70%, 3/1/2049	165,000	200,990
Security Description	Principal Amount	Value
Danaher Corp.:
3.35%, 9/15/2025	$65,000	$68,996
4.38%, 9/15/2045	160,000	185,304
Edwards Lifesciences Corp. 4.30%, 6/15/2028	410,000	461,721
Koninklijke Philips NV:
5.00%, 3/15/2042	300,000	365,982
6.88%, 3/11/2038	100,000	145,371
Medtronic Global Holdings SCA 3.35%, 4/1/2027	200,000	214,452
Medtronic, Inc.:
3.15%, 3/15/2022	231,000	238,110
3.50%, 3/15/2025	624,000	669,009
4.63%, 3/15/2045	984,000	1,263,613
Stryker Corp.:
2.63%, 3/15/2021	243,000	244,451
3.38%, 11/1/2025	75,000	79,551
3.50%, 3/15/2026	209,000	222,441
3.65%, 3/7/2028	100,000	108,234
4.10%, 4/1/2043 (b)	435,000	485,577
4.63%, 3/15/2046	240,000	294,103
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029 (f)	500,000	498,900
2.95%, 9/19/2026	412,000	424,253
3.00%, 4/15/2023	179,000	183,985
3.20%, 8/15/2027	515,000	538,046
3.60%, 8/15/2021	379,000	388,922
3.65%, 12/15/2025	100,000	107,533
4.10%, 8/15/2047	185,000	208,401
5.30%, 2/1/2044	125,000	159,103
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	475,000	498,698
3.70%, 3/19/2023	300,000	312,723
		18,493,203
HEALTH CARE SERVICES — 0.7%
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	45,000	49,324
4.27%, 8/15/2048	30,000	36,354
Aetna, Inc.:
2.75%, 11/15/2022	375,000	379,316
2.80%, 6/15/2023	470,000	475,903
3.88%, 8/15/2047	300,000	293,838
4.13%, 11/15/2042	500,000	505,835
4.50%, 5/15/2042	541,000	572,941
4.75%, 3/15/2044	370,000	404,517
6.63%, 6/15/2036	156,000	202,437
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	32,892
Allina Health System Series 2019, 3.89%, 4/15/2049	200,000	229,132
Anthem, Inc.:
2.38%, 1/15/2025	300,000	298,962

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 11/21/2020	$229,000	$229,834
2.88%, 9/15/2029	120,000	118,933
2.95%, 12/1/2022	170,000	173,213
3.30%, 1/15/2023	375,000	387,090
3.50%, 8/15/2024	229,000	239,859
3.65%, 12/1/2027	535,000	562,210
3.70%, 9/15/2049	475,000	462,612
4.10%, 3/1/2028	565,000	610,087
4.55%, 3/1/2048	160,000	176,678
4.63%, 5/15/2042	236,000	261,460
4.65%, 1/15/2043	283,000	312,769
4.65%, 8/15/2044	165,000	182,817
Ascension Health 3.95%, 11/15/2046	205,000	240,822
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	56,727
4.19%, 11/15/2045	365,000	429,448
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	77,026
Children's Hospital Medical Center 4.27%, 5/15/2044	200,000	237,620
Cigna Holding Co.:
3.05%, 10/15/2027	655,000	662,008
3.25%, 4/15/2025	628,000	645,936
3.88%, 10/15/2047	170,000	167,668
4.00%, 2/15/2022	84,000	87,027
4.50%, 3/15/2021	427,000	438,072
5.38%, 2/15/2042	125,000	147,917
CommonSpirit Health:
2.76%, 10/1/2024	30,000	30,397
3.35%, 10/1/2029	50,000	50,669
3.82%, 10/1/2049 (g)	65,000	65,441
4.19%, 10/1/2049	140,000	145,060
4.35%, 11/1/2042	275,000	289,415
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	117,655
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	100,000	116,121
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	47,377
4.50%, 7/1/2057	500,000	614,115
HCA, Inc.:
4.13%, 6/15/2029	282,000	296,199
4.50%, 2/15/2027	323,000	347,328
4.75%, 5/1/2023	1,108,000	1,186,480
5.00%, 3/15/2024	310,000	338,467
5.13%, 6/15/2039	100,000	109,203
5.25%, 4/15/2025	245,000	272,712
5.25%, 6/15/2026	225,000	251,730
5.25%, 6/15/2049	410,000	450,000
5.50%, 6/15/2047	255,000	288,678
Humana, Inc.:
2.50%, 12/15/2020	231,000	231,474
Security Description	Principal Amount	Value
3.13%, 8/15/2029	$100,000	$99,745
3.15%, 12/1/2022	422,000	431,841
3.85%, 10/1/2024	110,000	116,083
3.95%, 3/15/2027	50,000	53,108
3.95%, 8/15/2049	145,000	144,524
4.63%, 12/1/2042	405,000	448,323
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	35,000	40,099
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	209,000	220,133
4.15%, 5/1/2047	162,000	195,007
Laboratory Corp. of America Holdings:
3.25%, 9/1/2024	265,000	273,758
4.63%, 11/15/2020	111,000	113,236
4.70%, 2/1/2045	365,000	405,373
Mayo Clinic Series 2016, 4.13%, 11/15/2052	50,000	60,574
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	340,000	402,727
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	264,000	322,682
Mercy Health Series 2018, 4.30%, 7/1/2028	25,000	28,181
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	54,981
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	29,350
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	250,000	259,767
3.98%, 11/1/2046	160,000	171,210
NYU Langone Hospitals:
4.37%, 7/1/2047	65,000	77,565
4.78%, 7/1/2044	50,000	62,838
Orlando Health Obligated Group 4.09%, 10/1/2048	45,000	51,505
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	20,000	21,898
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	100,000	127,058
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029 (f)	195,000	194,836
Series A, 3.93%, 10/1/2048	70,000	79,484
Series H, 2.75%, 10/1/2026	55,000	56,644
Series I, 3.74%, 10/1/2047	50,000	54,649
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	250,000	261,967
4.20%, 6/30/2029	422,000	465,074

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	$50,000	$57,410
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	190,000	199,606
Stanford Health Care Series 2018, 3.80%, 11/15/2048 (b)	965,000	1,106,421
Sutter Health:
Series 2018, 3.70%, 8/15/2028	175,000	190,531
Series 2018, 4.09%, 8/15/2048	100,000	115,796
Toledo Hospital 5.75%, 11/15/2038 (g)	350,000	412,170
Trinity Health Corp. 4.13%, 12/1/2045	25,000	28,832
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	437,000	436,554
2.13%, 3/15/2021	143,000	143,309
2.38%, 10/15/2022	146,000	147,387
2.38%, 8/15/2024	145,000	146,016
2.88%, 8/15/2029	286,000	292,183
2.95%, 10/15/2027	289,000	298,459
3.10%, 3/15/2026	287,000	299,585
3.15%, 6/15/2021	250,000	254,427
3.35%, 7/15/2022	451,000	467,299
3.38%, 4/15/2027	429,000	455,075
3.45%, 1/15/2027	113,000	120,224
3.50%, 2/15/2024	575,000	605,636
3.50%, 8/15/2039	325,000	339,336
3.70%, 12/15/2025	240,000	258,031
3.70%, 8/15/2049	235,000	248,397
3.75%, 7/15/2025	979,000	1,053,110
3.75%, 10/15/2047	130,000	137,866
3.85%, 6/15/2028	273,000	298,962
3.88%, 12/15/2028	237,000	261,195
3.88%, 8/15/2059	200,000	211,544
3.95%, 10/15/2042 (b)	145,000	157,170
4.20%, 1/15/2047	213,000	241,717
4.25%, 4/15/2047	340,000	387,294
4.45%, 12/15/2048	245,000	290,342
5.95%, 2/15/2041	125,000	170,030
6.88%, 2/15/2038	384,000	568,324
		31,362,263
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.55%, 12/1/2020	224,000	224,556
4.75%, 2/15/2023	140,000	148,898
		373,454
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	408,000	414,238
4.40%, 3/15/2029	100,000	107,621
Security Description	Principal Amount	Value
Whirlpool Corp.:
3.70%, 5/1/2025	$200,000	$209,604
4.00%, 3/1/2024	160,000	169,368
4.50%, 6/1/2046	265,000	274,946
4.75%, 2/26/2029	450,000	501,777
		1,677,554
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 4.88%, 12/6/2028	100,000	114,176
Church & Dwight Co., Inc. 3.95%, 8/1/2047	200,000	215,358
Clorox Co.:
3.50%, 12/15/2024	116,000	123,287
3.90%, 5/15/2028	200,000	221,394
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (b)	100,000	101,015
2.75%, 2/15/2026	50,000	51,505
3.05%, 8/15/2025	450,000	472,946
3.20%, 4/25/2029	255,000	273,398
3.95%, 11/1/2028	55,000	62,370
6.63%, 8/1/2037	231,000	342,326
		1,977,775
HOUSEWARES — 0.0% (a)
Newell Brands, Inc.:
3.85%, 4/1/2023	263,000	270,727
4.20%, 4/1/2026 (b)	285,000	297,720
5.38%, 4/1/2036	206,000	218,158
5.50%, 4/1/2046	750,000	803,782
		1,590,387
INSURANCE — 0.9%
Aflac, Inc.:
3.63%, 11/15/2024	220,000	234,093
4.75%, 1/15/2049	250,000	305,355
Alleghany Corp.:
4.90%, 9/15/2044	150,000	173,546
4.95%, 6/27/2022	50,000	53,464
Allstate Corp.:
3.85%, 8/10/2049	250,000	276,050
4.20%, 12/15/2046	140,000	162,617
5.35%, 6/1/2033	49,000	62,143
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (d)	400,000	485,192
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	400,000	426,816
American Financial Group, Inc.:
3.50%, 8/15/2026	85,000	87,357
4.50%, 6/15/2047	185,000	201,526
American International Group, Inc.:
3.30%, 3/1/2021	526,000	534,200
3.75%, 7/10/2025	259,000	273,763

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 1/15/2035	$328,000	$343,901
4.13%, 2/15/2024	260,000	278,229
4.25%, 3/15/2029	100,000	109,567
4.50%, 7/16/2044	160,000	177,995
4.70%, 7/10/2035	179,000	202,596
4.75%, 4/1/2048	100,000	116,504
4.88%, 6/1/2022	925,000	988,566
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (d)	200,000	264,714
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (d)	500,000	533,560
Aon Corp.:
3.75%, 5/2/2029	110,000	117,504
4.50%, 12/15/2028	371,000	418,306
8.21%, 1/1/2027	250,000	319,060
Aon PLC:
2.80%, 3/15/2021	130,000	131,069
3.50%, 6/14/2024	150,000	158,126
4.00%, 11/27/2023	105,000	111,608
4.60%, 6/14/2044	90,000	103,095
Arch Capital Finance LLC 4.01%, 12/15/2026	130,000	141,978
Arch Capital Group US, Inc. 5.14%, 11/1/2043	190,000	237,515
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	415,000	446,606
Assurant, Inc.:
3.70%, 2/22/2030	100,000	100,415
4.00%, 3/15/2023	100,000	104,038
4.20%, 9/27/2023	125,000	130,730
4.90%, 3/27/2028	218,000	237,895
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	338,000	352,818
4.35%, 4/20/2028	301,000	320,424
5.00%, 4/20/2048	563,000	607,393
7.00%, 4/1/2028	114,000	139,281
AXA SA 8.60%, 12/15/2030	191,000	276,096
AXIS Specialty Finance LLC 3.90%, 7/15/2029	207,000	216,534
AXIS Specialty Finance PLC 4.00%, 12/6/2027	170,000	181,665
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/2022	139,000	143,151
4.20%, 8/15/2048	308,000	361,521
4.25%, 1/15/2021	449,000	462,367
4.25%, 1/15/2049	815,000	966,117
4.30%, 5/15/2043	150,000	176,816
4.40%, 5/15/2042	800,000	954,672
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	186,000	186,919
2.75%, 3/15/2023	513,000	526,241
3.13%, 3/15/2026	499,000	526,974
Security Description	Principal Amount	Value
3.75%, 8/15/2021 (b)	$112,000	$115,970
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	287,000	282,712
4.70%, 6/22/2047	495,000	442,005
Brown & Brown, Inc. 4.50%, 3/15/2029	235,000	255,727
Chubb Corp. 6.00%, 5/11/2037	288,000	401,774
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	522,000	523,618
2.70%, 3/13/2023	359,000	366,381
3.15%, 3/15/2025	224,000	235,263
3.35%, 5/15/2024	150,000	158,262
3.35%, 5/3/2026	433,000	461,994
4.35%, 11/3/2045	620,000	760,610
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	136,033
CNA Financial Corp.:
3.45%, 8/15/2027	335,000	347,569
4.50%, 3/1/2026	205,000	224,399
Enstar Group, Ltd. 4.95%, 6/1/2029	350,000	371,189
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	160,000	173,024
Fidelity National Financial, Inc. 5.50%, 9/1/2022	245,000	266,295
Globe Life, Inc. 4.55%, 9/15/2028	300,000	334,545
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	53,782
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	1,180,000	1,179,127
3.60%, 8/19/2049	185,000	187,670
4.40%, 3/15/2048	297,000	340,213
Kemper Corp. 4.35%, 2/15/2025	70,000	73,935
Lincoln National Corp.:
3.05%, 1/15/2030	10,000	9,984
3.63%, 12/12/2026	260,000	273,551
3.80%, 3/1/2028	170,000	179,767
4.00%, 9/1/2023	199,000	210,862
4.35%, 3/1/2048	145,000	157,663
6.30%, 10/9/2037	100,000	131,335
Loews Corp.:
3.75%, 4/1/2026	205,000	218,557
4.13%, 5/15/2043	250,000	274,955
Manulife Financial Corp.:
4.15%, 3/4/2026	377,000	416,804
5.38%, 3/4/2046	50,000	66,301
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	224,000	232,689
Markel Corp.:
3.35%, 9/17/2029	75,000	75,895
3.50%, 11/1/2027	159,000	162,908

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 11/1/2047	$125,000	$129,614
5.00%, 4/5/2046	200,000	230,130
5.00%, 5/20/2049 (b)	65,000	75,377
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	164,000	166,263
3.30%, 3/14/2023	100,000	103,467
3.50%, 12/29/2020	85,000	86,380
3.50%, 6/3/2024	75,000	79,024
3.50%, 3/10/2025	235,000	248,289
3.75%, 3/14/2026	171,000	183,828
3.88%, 3/15/2024	262,000	279,213
4.20%, 3/1/2048	100,000	112,693
4.35%, 1/30/2047	250,000	287,492
4.38%, 3/15/2029	333,000	376,616
4.80%, 7/15/2021	189,000	196,324
4.90%, 3/15/2049	115,000	143,768
Mercury General Corp. 4.40%, 3/15/2027	190,000	199,584
MetLife, Inc.:
3.60%, 4/10/2024	148,000	156,825
3.60%, 11/13/2025	311,000	335,532
4.60%, 5/13/2046 (b)	137,000	165,726
4.88%, 11/13/2043	170,000	208,962
5.70%, 6/15/2035	250,000	336,955
5.88%, 2/6/2041	279,000	379,549
6.40%, 12/15/2066	239,000	282,400
6.50%, 12/15/2032	243,000	337,602
10.75%, 8/1/2069	400,000	648,536
4.72%, 12/15/2044	790,000	946,681
Series D, 4.37%, 9/15/2023	110,000	118,950
Nationwide Financial Services, Inc. 6.75%, 5/15/2087	200,000	227,566
Old Republic International Corp. 4.88%, 10/1/2024	100,000	109,526
PartnerRe Finance B LLC 3.70%, 7/2/2029	100,000	104,384
Primerica, Inc. 4.75%, 7/15/2022	150,000	159,035
Principal Financial Group, Inc.:
3.10%, 11/15/2026	100,000	103,348
3.30%, 9/15/2022	216,000	222,640
3.40%, 5/15/2025	90,000	94,135
3.70%, 5/15/2029	130,000	139,997
Progressive Corp.:
4.00%, 3/1/2029	106,000	118,822
4.13%, 4/15/2047	400,000	463,740
4.35%, 4/25/2044	138,000	164,009
Prudential Financial, Inc.:
3.91%, 12/7/2047	5,000	5,346
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (d)	306,000	338,482
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	244,000	259,860
Security Description	Principal Amount	Value
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (d)	$1,028,000	$1,105,429
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (d)	210,000	215,113
Series MTN, 3.70%, 3/13/2051	300,000	311,214
Series MTN, 3.88%, 3/27/2028	175,000	192,391
Series MTN, 4.35%, 2/25/2050	400,000	458,272
Series MTN, 4.42%, 3/27/2048	265,000	304,472
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	85,000	90,443
3.95%, 9/15/2026	60,000	63,731
Series MTN, 4.70%, 9/15/2023	200,000	216,830
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027 (b)	78,000	81,251
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	400,000	423,856
Travelers Cos., Inc.:
4.05%, 3/7/2048	100,000	115,498
4.10%, 3/4/2049	475,000	553,427
4.30%, 8/25/2045	165,000	197,356
Series MTN, 6.25%, 6/15/2037	400,000	567,744
Trinity Acquisition PLC 3.50%, 9/15/2021	52,000	52,947
Unum Group:
4.00%, 6/15/2029	206,000	214,143
4.50%, 12/15/2049	65,000	62,979
5.75%, 8/15/2042	160,000	183,414
Voya Financial, Inc.:
3.65%, 6/15/2026	300,000	315,048
5.70%, 7/15/2043	140,000	178,934
Willis North America, Inc.:
2.95%, 9/15/2029	220,000	217,019
3.60%, 5/15/2024	50,000	52,074
3.88%, 9/15/2049	250,000	247,232
4.50%, 9/15/2028	100,000	110,716
5.05%, 9/15/2048	100,000	116,295
WR Berkley Corp.:
4.63%, 3/15/2022	260,000	274,573
4.75%, 8/1/2044	50,000	57,202
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	141,124
5.50%, 3/31/2045	335,000	423,584
		42,423,037
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	255,000	258,371
3.13%, 11/28/2021	70,000	71,142

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 12/6/2027 (b)	$487,000	$506,095
3.60%, 11/28/2024	237,000	248,824
4.00%, 12/6/2037 (b)	250,000	272,860
4.20%, 12/6/2047 (b)	220,000	248,763
4.40%, 12/6/2057	793,000	920,237
Alphabet, Inc. 3.38%, 2/25/2024	235,000	250,249
Amazon.com, Inc.:
2.40%, 2/22/2023	144,000	146,461
2.80%, 8/22/2024	510,000	530,283
3.15%, 8/22/2027	1,160,000	1,233,231
3.80%, 12/5/2024	221,000	240,145
3.88%, 8/22/2037	1,191,000	1,368,447
4.05%, 8/22/2047	522,000	627,898
4.25%, 8/22/2057	99,000	123,082
4.80%, 12/5/2034	539,000	674,505
4.95%, 12/5/2044	277,000	365,903
Baidu, Inc.:
2.88%, 7/6/2022	260,000	261,563
3.50%, 11/28/2022	210,000	215,403
3.63%, 7/6/2027	200,000	207,134
4.13%, 6/30/2025	200,000	213,154
4.38%, 5/14/2024	510,000	544,241
4.38%, 3/29/2028	605,000	656,437
4.88%, 11/14/2028 (b)	735,000	828,911
Booking Holdings, Inc.:
3.55%, 3/15/2028	100,000	106,985
3.60%, 6/1/2026	342,000	365,858
eBay, Inc.:
2.60%, 7/15/2022	238,000	240,137
2.75%, 1/30/2023	826,000	837,688
3.45%, 8/1/2024	255,000	265,067
3.60%, 6/5/2027	405,000	421,986
4.00%, 7/15/2042	220,000	213,673
Expedia Group, Inc.:
3.25%, 2/15/2030 (c)	85,000	84,975
4.50%, 8/15/2024	212,000	229,814
3.80%, 2/15/2028	339,000	354,838
JD.com, Inc.:
3.13%, 4/29/2021	255,000	255,956
3.88%, 4/29/2026	268,000	278,128
Weibo Corp. 3.50%, 7/5/2024	700,000	711,676
		15,380,120
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
4.20%, 6/10/2024	284,000	291,046
4.25%, 3/1/2025	346,000	356,242
Prospect Capital Corp. 5.88%, 3/15/2023 (b)	100,000	105,518
		752,806
IRON/STEEL — 0.1%
ArcelorMittal:
Security Description	Principal Amount	Value
3.60%, 7/16/2024	$250,000	$252,733
4.25%, 7/16/2029 (b)	250,000	254,228
4.55%, 3/11/2026	298,000	312,107
5.50%, 3/1/2021	115,000	119,755
6.13%, 6/1/2025	80,000	89,990
6.25%, 2/25/2022	105,000	113,634
7.00%, 10/15/2039	119,000	143,388
Nucor Corp.:
3.95%, 5/1/2028	250,000	272,948
4.40%, 5/1/2048	250,000	286,867
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	235,000	248,409
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	265,000	273,673
6.25%, 8/10/2026	415,000	479,665
6.88%, 11/21/2036	721,000	911,820
6.88%, 11/10/2039 (b)	738,000	939,917
8.25%, 1/17/2034 (b)	333,000	454,668
Vale SA 5.63%, 9/11/2042 (b)	412,000	463,496
		5,617,298
LEISURE TIME — 0.0% (a)
Carnival Corp. 3.95%, 10/15/2020	297,000	302,106
Harley-Davidson, Inc.:
3.50%, 7/28/2025 (b)	250,000	256,960
4.63%, 7/28/2045	50,000	50,999
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	505,000	517,564
5.25%, 11/15/2022	200,000	216,672
		1,344,301
LODGING — 0.1%
Choice Hotels International, Inc. 5.75%, 7/1/2022	275,000	295,963
Hyatt Hotels Corp.:
4.38%, 9/15/2028	223,000	243,322
4.85%, 3/15/2026	25,000	27,712
Las Vegas Sands Corp.:
3.20%, 8/8/2024	155,000	157,999
3.50%, 8/18/2026	118,000	119,751
3.90%, 8/8/2029	153,000	157,328
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	126,083
3.60%, 4/15/2024	223,000	234,007
3.75%, 10/1/2025	150,000	158,183
Series R, 3.13%, 6/15/2026	200,000	203,932
Series X, 4.00%, 4/15/2028	300,000	322,770
Series Z, 4.15%, 12/1/2023	200,000	213,496
Sands China, Ltd.:
4.60%, 8/8/2023	775,000	820,392
5.13%, 8/8/2025	213,000	234,108
5.40%, 8/8/2028	448,000	506,164
		3,821,210

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	$245,000	$250,226
3.38%, 4/3/2023	100,000	103,931
3.80%, 4/3/2028	100,000	110,520
4.38%, 5/8/2042	185,000	224,773
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	264,000	262,640
Series I, 2.65%, 5/17/2021	135,000	136,418
Series MTN, 1.90%, 9/6/2022	145,000	144,928
Series MTN, 2.85%, 6/1/2022	100,000	102,189
Series MTN, 2.85%, 5/17/2024	200,000	205,910
Series MTN, 2.90%, 3/15/2021	100,000	101,240
Series MTN, 2.95%, 2/26/2022	498,000	510,306
Series MTN, 3.15%, 9/7/2021	457,000	466,766
Series MTN, 3.30%, 6/9/2024	110,000	115,145
Series MTN, 3.35%, 12/7/2020	415,000	421,399
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	141,999
2.60%, 9/19/2029	150,000	151,995
3.25%, 9/19/2049	145,000	151,084
3.80%, 8/15/2042 (b)	402,000	451,486
6.05%, 8/15/2036	165,000	227,444
Oshkosh Corp. 4.60%, 5/15/2028	450,000	485,383
		4,765,782
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
4.20%, 1/15/2024	131,000	138,326
4.38%, 4/5/2022	294,000	307,265
4.88%, 4/1/2021	194,000	200,848
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	188,274
Crane Co.:
4.20%, 3/15/2048	100,000	104,578
4.45%, 12/15/2023	50,000	53,018
Cummins, Inc. 4.88%, 10/1/2043	100,000	127,185
Deere & Co.:
2.60%, 6/8/2022	185,000	187,742
2.88%, 9/7/2049	200,000	196,730
3.90%, 6/9/2042	105,000	121,115
Dover Corp.:
3.15%, 11/15/2025	580,000	593,920
4.30%, 3/1/2021	100,000	102,318
Flowserve Corp. 4.00%, 11/15/2023	343,000	352,155
Security Description	Principal Amount	Value
John Deere Capital Corp.:
2.55%, 1/8/2021	$200,000	$201,402
Series DMTN, 2.35%, 1/8/2021	855,000	859,797
Series MTN, 1.95%, 6/13/2022	145,000	145,138
Series MTN, 2.15%, 9/8/2022	50,000	50,425
Series MTN, 2.25%, 9/14/2026	200,000	199,728
Series MTN, 2.30%, 6/7/2021	300,000	301,623
Series MTN, 2.60%, 3/7/2024	135,000	137,705
Series MTN, 2.65%, 6/24/2024	380,000	389,090
Series MTN, 2.65%, 6/10/2026	300,000	308,184
Series MTN, 2.70%, 1/6/2023	198,000	202,481
Series MTN, 2.80%, 3/4/2021	165,000	166,919
Series MTN, 2.80%, 9/8/2027	72,000	74,237
Series MTN, 2.80%, 7/18/2029	200,000	205,278
Series MTN, 2.95%, 4/1/2022	115,000	117,754
Series MTN, 3.05%, 1/6/2028	286,000	300,057
Series MTN, 3.20%, 1/10/2022	200,000	205,446
Series MTN, 3.45%, 1/10/2024	100,000	105,338
nVent Finance Sarl:
3.95%, 4/15/2023	50,000	50,789
4.55%, 4/15/2028	50,000	52,202
Rockwell Automation, Inc.:
2.88%, 3/1/2025	100,000	103,224
3.50%, 3/1/2029	99,000	107,303
4.20%, 3/1/2049	70,000	83,583
Roper Technologies, Inc.:
2.35%, 9/15/2024	65,000	65,084
2.80%, 12/15/2021	342,000	347,445
2.95%, 9/15/2029	85,000	85,427
3.65%, 9/15/2023	225,000	236,025
3.80%, 12/15/2026	211,000	225,996
3.85%, 12/15/2025	25,000	27,026
4.20%, 9/15/2028	70,000	76,888
Wabtec Corp.:
3.45%, 11/15/2026	50,000	50,404
4.95%, 9/15/2028	189,000	208,393
Xylem, Inc.:
3.25%, 11/1/2026	430,000	442,040
4.38%, 11/1/2046	25,000	28,286
		8,834,191
MEDIA — 0.9%
CBS Corp.:
2.50%, 2/15/2023	780,000	782,512
2.90%, 6/1/2023	285,000	289,688
3.38%, 3/1/2022	250,000	255,775
4.20%, 6/1/2029	600,000	651,822
4.90%, 8/15/2044	729,000	817,442

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 7/30/2030	$154,000	$215,406
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	120,000	125,942
4.46%, 7/23/2022	711,000	748,434
4.91%, 7/23/2025	770,000	845,152
5.05%, 3/30/2029	190,000	212,333
5.13%, 7/1/2049	755,000	802,286
5.38%, 4/1/2038	150,000	167,235
5.38%, 5/1/2047	395,000	429,989
5.75%, 4/1/2048	519,000	591,624
6.38%, 10/23/2035	615,000	748,000
6.48%, 10/23/2045	867,000	1,054,731
6.83%, 10/23/2055	85,000	106,994
4.50%, 2/1/2024	330,000	354,050
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	11,000	13,470
Comcast Corp.:
1.63%, 1/15/2022	233,000	231,684
2.35%, 1/15/2027	549,000	546,123
2.75%, 3/1/2023	793,000	812,500
3.00%, 2/1/2024	295,000	305,381
3.13%, 7/15/2022	437,000	451,587
3.15%, 3/1/2026	1,416,000	1,481,009
3.15%, 2/15/2028	454,000	473,395
3.20%, 7/15/2036	367,000	374,168
3.30%, 10/1/2020	715,000	724,581
3.30%, 2/1/2027	335,000	353,281
3.38%, 8/15/2025	222,000	234,854
3.45%, 10/1/2021	1,081,000	1,114,035
3.55%, 5/1/2028	325,000	348,527
3.70%, 4/15/2024	444,000	473,588
3.90%, 3/1/2038	150,000	165,246
3.97%, 11/1/2047	488,000	537,278
4.00%, 8/15/2047	250,000	275,270
4.00%, 3/1/2048	406,000	448,419
4.00%, 11/1/2049	746,000	829,530
4.05%, 11/1/2052	252,000	280,461
4.20%, 8/15/2034 (b)	364,000	414,742
4.25%, 10/15/2030	137,000	155,777
4.25%, 1/15/2033	434,000	499,339
4.40%, 8/15/2035	161,000	187,246
4.50%, 1/15/2043	335,000	391,896
4.60%, 10/15/2038	528,000	631,662
4.60%, 8/15/2045	235,000	280,954
4.65%, 7/15/2042	346,000	411,712
4.70%, 10/15/2048	250,000	306,037
4.95%, 10/15/2058	300,000	382,392
5.65%, 6/15/2035	265,000	345,610
6.40%, 5/15/2038	22,000	31,146
6.45%, 3/15/2037	100,000	140,630
Discovery Communications LLC:
Security Description	Principal Amount	Value
2.95%, 3/20/2023	$151,000	$153,473
3.50%, 6/15/2022	100,000	102,514
3.80%, 3/13/2024	482,000	503,459
4.13%, 5/15/2029	215,000	226,277
4.38%, 6/15/2021	112,000	115,753
4.90%, 3/11/2026 (b)	120,000	133,205
4.95%, 5/15/2042	408,000	427,674
5.00%, 9/20/2037	430,000	461,321
5.20%, 9/20/2047	215,000	235,014
5.30%, 5/15/2049	325,000	359,557
6.35%, 6/1/2040	305,000	370,758
Fox Corp.:
3.67%, 1/25/2022 (c)	50,000	51,709
4.03%, 1/25/2024 (c)	387,000	412,213
4.71%, 1/25/2029 (c)	165,000	188,382
5.48%, 1/25/2039 (c)	525,000	644,616
5.58%, 1/25/2049 (c)	135,000	170,809
Grupo Televisa SAB:
5.00%, 5/13/2045 (b)	200,000	212,488
5.25%, 5/24/2049	220,000	240,310
6.13%, 1/31/2046 (b)	60,000	73,052
6.63%, 3/18/2025	397,000	464,839
6.63%, 1/15/2040	230,000	287,624
NBCUniversal Media LLC:
4.38%, 4/1/2021	411,000	425,500
4.45%, 1/15/2043	590,000	683,686
5.95%, 4/1/2041	641,000	880,702
6.40%, 4/30/2040	100,000	142,280
TCI Communications, Inc. 7.88%, 2/15/2026	450,000	586,143
Thomson Reuters Corp.:
3.35%, 5/15/2026	247,000	255,087
5.85%, 4/15/2040	570,000	685,659
Time Warner Cable LLC:
4.13%, 2/15/2021	352,000	358,234
4.50%, 9/15/2042	149,000	146,090
5.50%, 9/1/2041	605,000	650,248
6.55%, 5/1/2037	635,000	759,422
6.75%, 6/15/2039	446,000	543,103
7.30%, 7/1/2038	220,000	277,768
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	213,000	216,244
3.00%, 2/13/2026	272,000	286,517
4.38%, 8/16/2041	450,000	544,747
Series GMTN, 4.13%, 6/1/2044 (b)	240,000	288,715
Series MTN, 1.85%, 7/30/2026	377,000	371,669
Series MTN, 2.35%, 12/1/2022	299,000	303,126
Series MTN, 2.95%, 6/15/2027 (b)	200,000	212,660
Series MTN, 3.75%, 6/1/2021	290,000	298,651
Viacom, Inc.:
3.88%, 12/15/2021	330,000	340,603
4.38%, 3/15/2043	718,000	741,191

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Walt Disney Co.:
1.65%, 9/1/2022 (b)	$105,000	$104,940
1.75%, 8/30/2024	300,000	297,465
2.00%, 9/1/2029	200,000	195,028
2.75%, 9/1/2049	275,000	264,729
3.70%, 9/15/2024 (c)	108,000	115,921
3.70%, 10/15/2025 (c)	193,000	208,012
4.50%, 2/15/2021 (c)	194,000	200,790
4.75%, 9/15/2044 (c)	262,000	339,078
4.75%, 11/15/2046 (b) (c)	25,000	32,642
4.95%, 10/15/2045 (c)	111,000	148,223
6.20%, 12/15/2034 (c)	220,000	312,532
6.40%, 12/15/2035 (c)	724,000	1,040,953
6.65%, 11/15/2037 (c)	154,000	231,768
Warner Media LLC 4.00%, 1/15/2022	200,000	206,566
		43,384,684
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 2.50%, 1/15/2023	951,000	967,148
Timken Co.:
3.88%, 9/1/2024	95,000	98,612
4.50%, 12/15/2028	420,000	451,269
Valmont Industries, Inc. 5.25%, 10/1/2054	600,000	619,524
		2,136,553
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	180,000	218,857
Barrick North America Finance LLC:
5.70%, 5/30/2041	431,000	543,594
5.75%, 5/1/2043	370,000	484,559
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	125,000	160,788
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	654,000	666,236
Kinross Gold Corp. 5.13%, 9/1/2021	100,000	104,240
Newmont Goldcorp Corp.:
2.80%, 10/1/2029	270,000	267,327
3.50%, 3/15/2022	130,000	133,465
Newmont Mining Corp.:
4.88%, 3/15/2042	743,000	873,471
5.45%, 6/9/2044	200,000	250,440
5.88%, 4/1/2035	175,000	222,745
6.25%, 10/1/2039	126,000	168,236
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	143,000	165,448
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	520,000	558,901
Southern Copper Corp.:
3.50%, 11/8/2022	185,000	189,921
Security Description	Principal Amount	Value
3.88%, 4/23/2025	$570,000	$595,793
5.25%, 11/8/2042	295,000	332,589
7.50%, 7/27/2035	545,000	730,267
Teck Resources, Ltd.:
6.00%, 8/15/2040	500,000	539,805
6.13%, 10/1/2035	300,000	339,351
6.25%, 7/15/2041	200,000	222,304
		7,768,337
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
1.75%, 2/14/2023 (b)	200,000	199,134
2.00%, 2/14/2025	200,000	198,862
2.88%, 10/15/2027	124,000	128,806
3.25%, 8/26/2049	145,000	145,232
Series MTN, 2.00%, 6/26/2022	106,000	106,833
Series MTN, 2.75%, 3/1/2022	260,000	265,855
Series MTN, 3.00%, 9/14/2021	215,000	218,889
Series MTN, 3.00%, 8/7/2025	175,000	183,565
Series MTN, 3.25%, 2/14/2024	331,000	347,914
Series MTN, 3.38%, 3/1/2029	450,000	484,065
Series MTN, 3.88%, 6/15/2044	50,000	54,585
Series MTN, 4.00%, 9/14/2048	412,000	462,697
Carlisle Cos., Inc. 3.75%, 11/15/2022	150,000	154,499
Eaton Corp.:
3.10%, 9/15/2027	368,000	382,841
3.92%, 9/15/2047	50,000	53,750
4.00%, 11/2/2032	270,000	308,707
4.15%, 11/2/2042	252,000	278,470
General Electric Co.:
2.70%, 10/9/2022	795,000	796,987
3.38%, 3/11/2024	260,000	267,849
4.13%, 10/9/2042	25,000	25,163
4.50%, 3/11/2044	510,000	545,277
5.30%, 2/11/2021	408,000	421,819
Series GMTN, 3.10%, 1/9/2023	184,000	186,313
Series GMTN, 6.15%, 8/7/2037	347,000	426,307
Series GMTN, 6.88%, 1/10/2039	538,000	714,017
Series MTN, 4.65%, 10/17/2021	523,000	543,789
Series MTN, 5.88%, 1/14/2038	813,000	977,259
Series MTNA, 6.75%, 3/15/2032	595,000	746,773
Hexcel Corp.:
3.95%, 2/15/2027	100,000	104,255
4.70%, 8/15/2025	25,000	26,956

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Hillenbrand, Inc. 4.50%, 9/15/2026	$200,000	$201,516
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	405,000	418,746
3.90%, 9/1/2042	171,000	199,285
4.88%, 9/15/2041	100,000	128,526
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	250,000	252,012
3.75%, 8/21/2028	157,000	167,298
4.30%, 2/21/2048	100,000	110,441
5.75%, 6/15/2043	200,000	258,180
Ingersoll-Rand Luxembourg Finance SA:
3.50%, 3/21/2026	100,000	104,042
3.55%, 11/1/2024	138,000	143,688
3.80%, 3/21/2029	182,000	193,834
4.50%, 3/21/2049	100,000	114,227
Parker-Hannifin Corp.:
2.70%, 6/14/2024	144,000	146,753
3.25%, 3/1/2027	203,000	210,643
3.25%, 6/14/2029	445,000	463,721
4.00%, 6/14/2049 (b)	110,000	120,854
4.10%, 3/1/2047	115,000	126,592
Series MTN, 4.20%, 11/21/2034	71,000	79,959
Series MTN, 6.25%, 5/15/2038	200,000	270,912
Pentair Finance Sarl 4.50%, 7/1/2029	250,000	259,802
Textron, Inc.:
3.65%, 3/15/2027	150,000	156,689
3.88%, 3/1/2025	55,000	58,144
3.90%, 9/17/2029	180,000	192,625
4.00%, 3/15/2026	50,000	53,202
		14,189,159
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	690,000	776,954
OIL & GAS — 1.5%
Apache Corp.:
4.25%, 1/15/2030 (b)	200,000	203,092
4.25%, 1/15/2044	275,000	246,549
4.38%, 10/15/2028 (b)	219,000	225,171
4.75%, 4/15/2043	416,000	398,008
5.10%, 9/1/2040	245,000	245,448
5.35%, 7/1/2049	200,000	207,560
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	595,000	595,446
2.75%, 5/10/2023	496,000	506,391
3.12%, 5/4/2026	201,000	209,607
3.22%, 11/28/2023	144,000	149,544
3.25%, 5/6/2022	156,000	160,811
Security Description	Principal Amount	Value
3.41%, 2/11/2026	$261,000	$276,336
3.59%, 4/14/2027	169,000	180,801
3.79%, 2/6/2024	113,000	120,190
4.23%, 11/6/2028	410,000	462,878
4.50%, 10/1/2020	324,000	331,714
4.74%, 3/11/2021	200,000	208,024
BP Capital Markets PLC:
3.06%, 3/17/2022	202,000	206,701
3.28%, 9/19/2027	1,062,000	1,119,114
3.51%, 3/17/2025	250,000	265,222
3.54%, 11/4/2024	201,000	213,193
3.72%, 11/28/2028	177,000	193,086
3.81%, 2/10/2024	300,000	319,269
Burlington Resources LLC 5.95%, 10/15/2036	345,000	464,501
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	173,000	176,019
3.45%, 11/15/2021	312,000	318,334
3.85%, 6/1/2027 (b)	547,000	576,500
6.25%, 3/15/2038	190,000	241,874
6.50%, 2/15/2037	250,000	323,295
Series GMTN, 4.95%, 6/1/2047 (b)	200,000	237,020
Cenovus Energy, Inc.:
3.00%, 8/15/2022	94,000	94,705
4.25%, 4/15/2027 (b)	177,000	184,287
5.25%, 6/15/2037	139,000	151,413
5.40%, 6/15/2047 (b)	375,000	421,909
6.75%, 11/15/2039	650,000	792,714
Chevron Corp.:
2.10%, 5/16/2021	457,000	458,344
2.41%, 3/3/2022	284,000	287,618
2.42%, 11/17/2020	260,000	261,308
2.57%, 5/16/2023	293,000	299,288
2.90%, 3/3/2024	227,000	235,894
2.95%, 5/16/2026	379,000	396,726
3.19%, 6/24/2023	322,000	335,869
3.33%, 11/17/2025	150,000	160,754
Cimarex Energy Co.:
3.90%, 5/15/2027	106,000	107,924
4.38%, 3/15/2029 (b)	857,000	901,495
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	200,000	198,954
3.00%, 5/9/2023	710,000	721,445
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045 (b)	150,000	174,533
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	200,000	209,118
4.38%, 5/2/2028	310,000	345,579
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	235,000	251,650
Concho Resources, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 10/1/2027	$423,000	$439,611
4.30%, 8/15/2028	150,000	161,634
4.38%, 1/15/2025	130,000	134,741
4.85%, 8/15/2048	75,000	85,738
ConocoPhillips Co.:
4.95%, 3/15/2026	175,000	201,675
5.90%, 10/15/2032	158,000	207,814
6.50%, 2/1/2039	680,000	986,122
ConocoPhillips Holding Co. 6.95%, 4/15/2029	770,000	1,047,516
Continental Resources, Inc.:
3.80%, 6/1/2024	197,000	200,895
4.38%, 1/15/2028	155,000	160,171
4.90%, 6/1/2044	415,000	419,142
5.00%, 9/15/2022	88,000	88,771
Devon Energy Corp.:
4.75%, 5/15/2042	684,000	754,418
5.00%, 6/15/2045	425,000	492,371
5.60%, 7/15/2041	250,000	303,297
Ecopetrol SA:
4.13%, 1/16/2025	445,000	469,417
5.38%, 6/26/2026	398,000	446,878
5.88%, 9/18/2023	500,000	556,585
5.88%, 5/28/2045	400,000	468,412
7.38%, 9/18/2043	130,000	174,053
Encana Corp.:
6.50%, 8/15/2034	630,000	764,530
6.50%, 2/1/2038	600,000	718,698
7.38%, 11/1/2031	200,000	252,560
EOG Resources, Inc.:
3.90%, 4/1/2035	705,000	784,383
4.10%, 2/1/2021	126,000	129,425
4.15%, 1/15/2026	58,000	64,134
EQT Corp.:
3.00%, 10/1/2022 (b)	310,000	298,260
3.90%, 10/1/2027 (b)	271,000	234,846
Equinor ASA:
2.45%, 1/17/2023	647,000	657,436
2.90%, 11/8/2020	651,000	657,425
3.15%, 1/23/2022	198,000	203,350
3.70%, 3/1/2024	732,000	783,504
4.80%, 11/8/2043	340,000	433,153
Exxon Mobil Corp.:
1.90%, 8/16/2022 (b)	100,000	100,456
2.02%, 8/16/2024	200,000	201,266
2.22%, 3/1/2021	813,000	817,065
2.28%, 8/16/2026	200,000	201,510
2.44%, 8/16/2029 (b)	750,000	757,207
2.71%, 3/6/2025	338,000	349,556
2.73%, 3/1/2023	347,000	356,570
3.00%, 8/16/2039	200,000	201,276
3.04%, 3/1/2026	168,000	176,235
3.10%, 8/16/2049	250,000	251,460
3.18%, 3/15/2024	260,000	273,666
3.57%, 3/6/2045	460,000	499,017
Security Description	Principal Amount	Value
4.11%, 3/1/2046	$275,000	$325,190
Hess Corp.:
5.80%, 4/1/2047	227,000	260,485
6.00%, 1/15/2040	240,000	271,178
7.13%, 3/15/2033	500,000	621,125
7.88%, 10/1/2029	100,000	126,027
HollyFrontier Corp. 5.88%, 4/1/2026	329,000	368,404
Husky Energy, Inc.:
3.95%, 4/15/2022	225,000	232,056
4.40%, 4/15/2029 (b)	400,000	420,176
6.80%, 9/15/2037	200,000	259,262
Marathon Oil Corp.:
4.40%, 7/15/2027	249,000	265,265
6.60%, 10/1/2037	765,000	960,404
6.80%, 3/15/2032	250,000	312,062
Marathon Petroleum Corp.:
3.80%, 4/1/2028 (b)	190,000	197,927
4.50%, 4/1/2048	700,000	729,218
4.75%, 9/15/2044	360,000	385,506
5.13%, 12/15/2026	50,000	56,160
6.50%, 3/1/2041	449,000	559,324
Newfield Exploration Co. 5.38%, 1/1/2026	302,000	328,431
Nexen, Inc.:
5.88%, 3/10/2035	200,000	263,518
6.40%, 5/15/2037	841,000	1,192,782
7.50%, 7/30/2039	125,000	201,674
7.88%, 3/15/2032	250,000	371,915
Noble Energy, Inc.:
3.25%, 10/15/2029 (f)	200,000	198,490
3.90%, 11/15/2024 (b)	326,000	341,527
4.15%, 12/15/2021	303,000	312,099
4.20%, 10/15/2049 (f)	200,000	198,120
4.95%, 8/15/2047	150,000	163,854
5.25%, 11/15/2043	265,000	295,335
Occidental Petroleum Corp.:
2.60%, 8/13/2021	185,000	186,199
2.70%, 8/15/2022	185,000	186,696
2.90%, 8/15/2024	240,000	241,644
3.13%, 2/15/2022	688,000	698,148
3.20%, 8/15/2026	190,000	191,465
3.50%, 6/15/2025	300,000	308,226
3.50%, 8/15/2029	415,000	420,702
4.10%, 2/15/2047	140,000	136,681
4.20%, 3/15/2048	250,000	247,713
4.30%, 8/15/2039	75,000	77,094
4.40%, 4/15/2046	355,000	361,713
4.40%, 8/15/2049 (b)	65,000	66,744
4.63%, 6/15/2045	250,000	258,380
5.55%, 3/15/2026	290,000	326,354
6.20%, 3/15/2040	380,000	461,415
6.45%, 9/15/2036	414,000	511,195
6.60%, 3/15/2046	600,000	783,474
6.95%, 7/1/2024	200,000	234,490

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 5/1/2031	$125,000	$163,806
Petro-Canada 6.80%, 5/15/2038	220,000	310,068
Petroleos Mexicanos:
2.38%, 4/15/2025	57,000	57,610
4.25%, 1/15/2025	310,000	303,930
4.50%, 1/23/2026 (b)	250,000	241,675
4.88%, 1/18/2024 (b)	275,000	283,299
5.35%, 2/12/2028	347,000	332,475
5.50%, 6/27/2044	416,000	355,796
5.63%, 1/23/2046	665,000	567,824
6.35%, 2/12/2048	681,000	625,573
6.38%, 1/23/2045	617,000	571,811
6.49%, 1/23/2027 (b) (c)	100,000	104,316
6.50%, 3/13/2027	1,158,000	1,204,679
6.50%, 1/23/2029	291,000	295,572
6.50%, 6/2/2041	1,125,000	1,066,500
6.63%, 6/15/2035	228,000	223,442
6.75%, 9/21/2047	1,162,000	1,109,501
6.84%, 1/23/2030 (c)	225,000	233,413
6.88%, 8/4/2026 (b)	706,000	759,035
7.69%, 1/23/2050 (b) (c)	210,000	219,259
Phillips 66:
3.90%, 3/15/2028	219,000	236,073
4.30%, 4/1/2022	284,000	299,347
4.88%, 11/15/2044	495,000	588,634
5.88%, 5/1/2042 (b)	374,000	495,700
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	151,000	153,017
4.45%, 1/15/2026	63,000	68,863
Shell International Finance B.V.:
1.75%, 9/12/2021	202,000	201,588
1.88%, 5/10/2021	245,000	245,027
2.25%, 11/10/2020	157,000	157,623
2.50%, 9/12/2026	297,000	302,073
2.88%, 5/10/2026	248,000	257,935
3.25%, 5/11/2025	542,000	574,043
3.40%, 8/12/2023	138,000	145,404
3.50%, 11/13/2023	205,000	217,206
3.63%, 8/21/2042	220,000	236,443
3.75%, 9/12/2046	328,000	365,057
3.88%, 11/13/2028	250,000	280,770
4.00%, 5/10/2046	250,000	287,755
4.13%, 5/11/2035	434,000	500,441
4.38%, 5/11/2045	902,000	1,091,474
4.55%, 8/12/2043	185,000	226,353
6.38%, 12/15/2038	770,000	1,123,322
Suncor Energy, Inc.:
3.60%, 12/1/2024	188,000	198,246
4.00%, 11/15/2047	436,000	466,315
6.50%, 6/15/2038	640,000	883,341
Total Capital International SA:
2.22%, 7/12/2021	216,000	217,076
2.43%, 1/10/2025	300,000	304,251
2.75%, 6/19/2021	250,000	253,358
Security Description	Principal Amount	Value
2.83%, 1/10/2030	$360,000	$369,882
2.88%, 2/17/2022	358,000	366,044
3.46%, 2/19/2029	250,000	270,387
3.46%, 7/12/2049	300,000	317,067
3.70%, 1/15/2024	114,000	121,730
Total Capital SA 3.88%, 10/11/2028	162,000	181,064
Valero Energy Corp.:
4.00%, 4/1/2029 (b)	938,000	997,891
4.90%, 3/15/2045	205,000	229,225
6.63%, 6/15/2037	351,000	453,513
7.50%, 4/15/2032	100,000	135,331
		73,103,774
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	93,000	94,044
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	923,000	938,239
4.08%, 12/15/2047	250,000	251,563
Halliburton Co.:
3.50%, 8/1/2023	360,000	374,173
3.80%, 11/15/2025 (b)	214,000	226,812
5.00%, 11/15/2045	603,000	674,974
6.70%, 9/15/2038	315,000	413,400
7.45%, 9/15/2039	330,000	471,352
National Oilwell Varco, Inc. 2.60%, 12/1/2022	331,000	332,963
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	363,000	364,996
Schlumberger Investment SA 3.65%, 12/1/2023	294,000	310,823
		4,453,339
PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021 (c)	100,000	103,034
Packaging Corp. of America:
2.45%, 12/15/2020	135,000	135,196
3.40%, 12/15/2027	185,000	191,977
3.65%, 9/15/2024	100,000	104,603
4.50%, 11/1/2023	200,000	214,730
Sonoco Products Co. 5.75%, 11/1/2040	100,000	124,016
WestRock RKT LLC 4.90%, 3/1/2022	200,000	211,668
WRKCo, Inc.:
3.00%, 9/15/2024	330,000	336,273
3.38%, 9/15/2027	650,000	661,726
3.90%, 6/1/2028	65,000	68,569
4.20%, 6/1/2032	50,000	54,802
		2,206,594

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.5%
AbbVie, Inc.:
2.90%, 11/6/2022	$726,000	$739,903
3.20%, 5/14/2026	150,000	152,607
3.60%, 5/14/2025	2,133,000	2,217,019
4.25%, 11/14/2028	295,000	320,045
4.40%, 11/6/2042	314,000	324,996
4.45%, 5/14/2046	878,000	908,291
4.50%, 5/14/2035	1,080,000	1,166,173
4.70%, 5/14/2045	433,000	462,873
Allergan Finance LLC 3.25%, 10/1/2022	427,000	436,108
Allergan Funding SCS:
3.45%, 3/15/2022	90,000	92,251
3.80%, 3/15/2025	552,000	577,580
3.85%, 6/15/2024	201,000	211,022
4.55%, 3/15/2035	1,380,000	1,467,257
4.75%, 3/15/2045	774,000	821,315
4.85%, 6/15/2044	300,000	322,365
AmerisourceBergen Corp.:
3.45%, 12/15/2027	108,000	111,874
4.30%, 12/15/2047	542,000	551,994
AstraZeneca PLC:
2.38%, 11/16/2020	174,000	174,503
2.38%, 6/12/2022	486,000	489,256
3.13%, 6/12/2027	212,000	220,315
3.38%, 11/16/2025	416,000	437,461
3.50%, 8/17/2023	133,000	139,046
4.00%, 9/18/2042	191,000	210,595
4.38%, 11/16/2045	165,000	193,604
4.38%, 8/17/2048 (b)	110,000	130,515
6.45%, 9/15/2037	637,000	899,858
Bristol-Myers Squibb Co.:
2.55%, 5/14/2021 (c)	336,000	339,454
2.60%, 5/16/2022 (c)	183,000	186,058
2.90%, 7/26/2024 (c)	600,000	618,870
3.20%, 6/15/2026 (c)	900,000	943,677
3.25%, 8/1/2042	212,000	213,304
3.40%, 7/26/2029 (c)	608,000	649,314
4.13%, 6/15/2039 (c)	125,000	141,851
4.25%, 10/26/2049 (c)	360,000	417,906
4.50%, 3/1/2044 (b)	254,000	302,773
7.15%, 6/15/2023	400,000	467,044
Cardinal Health, Inc.:
2.62%, 6/15/2022	293,000	294,752
3.08%, 6/15/2024	320,000	323,891
4.50%, 11/15/2044	929,000	896,578
Cigna Corp.:
3.40%, 9/17/2021	240,000	245,302
4.13%, 11/15/2025	327,000	351,646
4.38%, 10/15/2028	1,000,000	1,095,700
4.90%, 12/15/2048 (b)	670,000	768,999
CVS Health Corp.:
2.13%, 6/1/2021	190,000	189,709
Security Description	Principal Amount	Value
2.63%, 8/15/2024	$155,000	$155,670
2.88%, 6/1/2026	298,000	298,393
3.00%, 8/15/2026	165,000	165,937
3.25%, 8/15/2029	665,000	668,159
3.35%, 3/9/2021	444,000	451,197
3.70%, 3/9/2023	1,717,000	1,787,895
3.88%, 7/20/2025	675,000	714,217
4.00%, 12/5/2023	154,000	163,354
4.10%, 3/25/2025	1,636,000	1,747,477
4.30%, 3/25/2028	2,926,000	3,162,245
4.78%, 3/25/2038	1,364,000	1,502,637
4.88%, 7/20/2035	2,000	2,230
5.05%, 3/25/2048	1,052,000	1,196,492
5.30%, 12/5/2043	1,050,000	1,212,288
Eli Lilly & Co.:
2.35%, 5/15/2022	409,000	414,215
2.75%, 6/1/2025	166,000	171,853
3.10%, 5/15/2027	280,000	295,756
3.38%, 3/15/2029	215,000	232,744
3.70%, 3/1/2045	555,000	612,015
3.88%, 3/15/2039	280,000	320,488
3.95%, 3/15/2049	420,000	486,977
4.15%, 3/15/2059	250,000	294,545
5.50%, 3/15/2027	100,000	121,281
Express Scripts Holding Co.:
3.05%, 11/30/2022	136,000	138,891
3.40%, 3/1/2027	361,000	373,050
3.90%, 2/15/2022	604,000	626,626
4.75%, 11/15/2021	314,000	329,901
4.80%, 7/15/2046	450,000	506,133
6.13%, 11/15/2041	340,000	430,746
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	168,000	171,484
2.88%, 6/1/2022	209,000	213,508
3.00%, 6/1/2024	356,000	368,513
3.13%, 5/14/2021	380,000	387,376
3.38%, 6/1/2029	409,000	438,141
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	358,000	373,834
3.63%, 5/15/2025	110,000	118,081
4.20%, 3/18/2043	415,000	483,516
6.38%, 5/15/2038	608,000	872,225
Johnson & Johnson:
1.65%, 3/1/2021	170,000	169,652
2.05%, 3/1/2023	105,000	105,512
2.25%, 3/3/2022	173,000	175,102
2.45%, 12/5/2021	140,000	141,494
2.45%, 3/1/2026	505,000	514,095
2.63%, 1/15/2025	170,000	175,318
2.90%, 1/15/2028	305,000	320,890
2.95%, 3/3/2027	215,000	225,963
3.40%, 1/15/2038	1,083,000	1,170,961
3.55%, 5/15/2021	250,000	256,490
3.63%, 3/3/2037	200,000	223,336
3.70%, 3/1/2046	750,000	847,995

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 3/3/2047	$134,000	$152,598
4.38%, 12/5/2033	785,000	933,687
4.85%, 5/15/2041	100,000	127,701
McKesson Corp.:
2.85%, 3/15/2023	200,000	202,412
3.95%, 2/16/2028	259,000	272,709
4.75%, 5/30/2029	206,000	230,147
6.00%, 3/1/2041	115,000	142,506
Mead Johnson Nutrition Co. 3.00%, 11/15/2020	283,000	285,295
Merck & Co., Inc.:
2.35%, 2/10/2022	457,000	462,772
2.75%, 2/10/2025	292,000	302,337
2.80%, 5/18/2023	535,000	551,013
2.90%, 3/7/2024	115,000	119,564
3.40%, 3/7/2029	260,000	281,874
3.60%, 9/15/2042	175,000	192,957
3.70%, 2/10/2045	190,000	213,794
3.88%, 1/15/2021	226,000	230,554
3.90%, 3/7/2039	365,000	421,849
4.00%, 3/7/2049	165,000	196,520
4.15%, 5/18/2043	404,000	484,861
6.50%, 12/1/2033	230,000	332,334
6.55%, 9/15/2037 (b)	300,000	438,576
Mylan NV:
3.75%, 12/15/2020	50,000	50,750
3.95%, 6/15/2026	280,000	289,324
5.25%, 6/15/2046	427,000	454,285
Mylan, Inc.:
4.55%, 4/15/2028	158,000	167,646
5.20%, 4/15/2048	900,000	955,674
5.40%, 11/29/2043	830,000	881,601
Novartis Capital Corp.:
2.40%, 5/17/2022 (b)	155,000	157,263
2.40%, 9/21/2022	341,000	346,405
3.00%, 11/20/2025	266,000	280,047
3.40%, 5/6/2024	357,000	379,048
4.00%, 11/20/2045	180,000	211,583
4.40%, 5/6/2044	500,000	617,910
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	272,000	280,707
4.90%, 12/15/2044	481,000	449,716
Pfizer, Inc.:
1.95%, 6/3/2021	154,000	154,236
2.75%, 6/3/2026	197,000	204,129
2.95%, 3/15/2024	200,000	207,966
3.00%, 9/15/2021	120,000	122,514
3.00%, 12/15/2026	111,000	117,131
3.20%, 9/15/2023	277,000	290,224
3.40%, 5/15/2024	201,000	213,211
3.45%, 3/15/2029 (b)	366,000	396,550
3.90%, 3/15/2039	711,000	804,283
4.00%, 12/15/2036	295,000	336,834
4.00%, 3/15/2049	275,000	317,339
4.10%, 9/15/2038	340,000	393,285
Security Description	Principal Amount	Value
4.20%, 9/15/2048	$185,000	$218,738
4.40%, 5/15/2044	51,000	61,118
7.20%, 3/15/2039	645,000	1,010,747
Pharmacia LLC 6.60%, 12/1/2028	280,000	370,110
Sanofi:
3.38%, 6/19/2023	200,000	209,618
3.63%, 6/19/2028	221,000	244,678
4.00%, 3/29/2021	200,000	205,916
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	535,000	537,220
2.88%, 9/23/2023	424,000	432,421
3.20%, 9/23/2026	500,000	515,850
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023 (c)	600,000	646,758
5.00%, 11/26/2028 (c)	700,000	819,336
Wyeth LLC:
5.95%, 4/1/2037	517,000	708,357
6.45%, 2/1/2024	240,000	283,054
Zoetis, Inc.:
3.00%, 9/12/2027	151,000	154,912
3.25%, 8/20/2021	25,000	25,456
3.25%, 2/1/2023	54,000	55,664
3.45%, 11/13/2020	595,000	602,283
3.90%, 8/20/2028	110,000	120,970
4.45%, 8/20/2048	50,000	59,106
4.50%, 11/13/2025	493,000	546,574
4.70%, 2/1/2043	130,000	155,822
		72,202,981
PIPELINES — 1.1%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	5,301
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	360,000	367,045
4.45%, 7/15/2027	78,000	80,193
4.80%, 5/3/2029	40,000	42,563
5.95%, 6/1/2026	85,000	95,228
Buckeye Partners L.P.:
3.95%, 12/1/2026	322,000	283,128
4.13%, 12/1/2027	100,000	87,369
4.15%, 7/1/2023	310,000	309,712
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	201,000	216,099
5.80%, 6/1/2045	50,000	63,129
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	165,000	168,282
4.15%, 9/15/2029 (b)	400,000	387,420
4.40%, 3/15/2027	208,000	208,481
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	140,000	142,885
5.88%, 10/15/2025	465,000	541,051
Series B, 7.50%, 4/15/2038	115,000	163,448
Enbridge, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 7/15/2022	$100,000	$101,746
3.70%, 7/15/2027	665,000	704,654
4.25%, 12/1/2026	231,000	252,240
5.50%, 12/1/2046	145,000	183,847
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	227,000	232,802
4.05%, 3/15/2025	503,000	526,188
4.20%, 4/15/2027	110,000	115,711
4.50%, 4/15/2024	430,000	458,595
4.75%, 1/15/2026	656,000	711,334
5.15%, 3/15/2045	366,000	384,984
5.20%, 2/1/2022	300,000	316,425
5.30%, 4/15/2047	270,000	290,199
5.50%, 6/1/2027	100,000	113,104
6.05%, 6/1/2041	300,000	344,502
6.13%, 12/15/2045	1,097,000	1,288,865
6.25%, 4/15/2049	195,000	236,948
6.50%, 2/1/2042	228,000	273,910
7.50%, 7/1/2038	257,000	332,466
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
5.00%, 10/1/2022	209,000	221,906
5.88%, 3/1/2022	84,000	89,852
Enterprise Products Operating LLC:
2.80%, 2/15/2021	414,000	417,871
2.85%, 4/15/2021	91,000	91,912
3.13%, 7/31/2029	250,000	256,995
3.50%, 2/1/2022	166,000	171,231
3.70%, 2/15/2026	265,000	281,780
3.75%, 2/15/2025	344,000	366,463
3.95%, 2/15/2027	240,000	259,980
4.05%, 2/15/2022	120,000	125,378
4.15%, 10/16/2028	162,000	178,895
4.20%, 1/31/2050	165,000	177,180
4.45%, 2/15/2043	430,000	471,013
4.85%, 3/15/2044	260,000	298,210
4.90%, 5/15/2046	430,000	501,892
4.95%, 10/15/2054	269,000	314,813
5.10%, 2/15/2045	270,000	318,657
5.70%, 2/15/2042	50,000	62,760
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (d)	755,000	728,220
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	826,000	798,123
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	343,000	339,292
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	500,000	485,005
4.13%, 12/1/2026	65,000	60,249
4.75%, 7/15/2023	100,000	100,321
5.50%, 7/15/2028	545,000	541,060
Security Description	Principal Amount	Value
Series 30Y, 6.50%, 7/15/2048	$205,000	$197,727
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	335,000	348,949
4.25%, 9/1/2024	250,000	267,950
5.00%, 3/1/2043	200,000	219,184
5.50%, 3/1/2044	500,000	579,735
5.63%, 9/1/2041	50,000	57,291
5.80%, 3/1/2021	300,000	314,232
5.80%, 3/15/2035	350,000	409,364
6.38%, 3/1/2041	400,000	498,884
6.50%, 9/1/2039	244,000	307,067
Kinder Morgan, Inc.:
3.15%, 1/15/2023	277,000	283,507
4.30%, 6/1/2025	1,001,000	1,083,192
4.30%, 3/1/2028 (b)	240,000	260,467
5.30%, 12/1/2034	1,125,000	1,295,966
5.55%, 6/1/2045	1,255,000	1,478,101
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	200,000	203,520
4.20%, 10/3/2047	143,000	149,677
4.25%, 2/1/2021	161,000	165,022
4.85%, 2/1/2049	200,000	231,786
5.00%, 3/1/2026	50,000	56,253
MPLX L.P.:
3.50%, 12/1/2022 (c)	175,000	179,991
4.00%, 2/15/2025	200,000	211,154
4.00%, 3/15/2028	146,000	152,176
4.13%, 3/1/2027	293,000	309,355
4.25%, 12/1/2027 (c)	135,000	143,055
4.50%, 4/15/2038	200,000	207,368
4.70%, 4/15/2048	322,000	335,898
4.88%, 12/1/2024	1,093,000	1,199,382
4.88%, 6/1/2025	161,000	177,094
4.90%, 4/15/2058	25,000	25,729
5.20%, 3/1/2047	340,000	376,676
5.25%, 1/15/2025 (c)	203,000	214,025
ONEOK Partners L.P. 6.13%, 2/1/2041	350,000	421,085
ONEOK, Inc.:
2.75%, 9/1/2024 (b)	200,000	201,184
3.40%, 9/1/2029	200,000	198,696
4.00%, 7/13/2027	314,000	329,794
4.25%, 2/1/2022	240,000	248,892
4.35%, 3/15/2029	573,000	613,597
4.45%, 9/1/2049	80,000	80,189
4.55%, 7/15/2028	432,000	466,923
7.50%, 9/1/2023	100,000	117,027
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	200,000	199,550
3.15%, 12/15/2029	200,000	197,464
3.55%, 10/1/2026	57,000	58,676
4.90%, 10/1/2046 (b)	65,000	73,002
3.75%, 3/1/2028	247,000	256,823

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	$518,000	$517,974
3.65%, 6/1/2022	245,000	251,208
4.30%, 1/31/2043	175,000	161,301
4.65%, 10/15/2025	543,000	580,559
4.90%, 2/15/2045	500,000	502,240
5.15%, 6/1/2042	135,000	137,137
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	679,000	748,781
5.63%, 2/1/2021	293,000	302,593
5.63%, 4/15/2023	377,000	409,678
5.63%, 3/1/2025	614,000	689,141
5.75%, 5/15/2024	188,000	209,443
5.88%, 6/30/2026	207,000	237,423
6.25%, 3/15/2022	144,000	155,151
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	381,000	394,575
4.50%, 3/15/2045	500,000	542,660
5.95%, 9/25/2043	100,000	126,069
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	230,000	239,179
4.00%, 10/1/2027	294,000	304,837
4.40%, 4/1/2021	50,000	51,352
4.65%, 2/15/2022	265,000	277,680
5.30%, 4/1/2044	200,000	211,480
5.35%, 5/15/2045	257,000	276,010
5.40%, 10/1/2047	645,000	704,405
5.95%, 12/1/2025	222,000	253,977
TC PipeLines L.P.:
3.90%, 5/25/2027	40,000	41,740
4.38%, 3/13/2025	75,000	79,794
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	270,020
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	646,000	652,143
4.63%, 3/1/2034	370,000	419,587
4.88%, 1/15/2026	189,000	212,001
5.00%, 10/16/2043	100,000	115,309
6.10%, 6/1/2040	350,000	452,855
6.20%, 10/15/2037	336,000	434,367
7.25%, 8/15/2038	325,000	464,493
7.63%, 1/15/2039	949,000	1,410,318
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	217,000	230,545
4.60%, 3/15/2048	150,000	164,877
7.85%, 2/1/2026	500,000	632,450
Valero Energy Partners L.P. 4.38%, 12/15/2026	185,000	201,339
Western Gas Partners L.P. 5.45%, 4/1/2044	350,000	309,183
Western Midstream Operating L.P.:
4.00%, 7/1/2022	200,000	202,370
Security Description	Principal Amount	Value
4.65%, 7/1/2026	$427,000	$421,453
4.75%, 8/15/2028	160,000	157,315
5.30%, 3/1/2048	100,000	86,620
5.38%, 6/1/2021	320,000	329,840
5.50%, 8/15/2048	60,000	53,272
Williams Cos., Inc.:
3.35%, 8/15/2022	540,000	552,091
3.60%, 3/15/2022	308,000	316,356
3.70%, 1/15/2023	173,000	178,956
3.75%, 6/15/2027	303,000	312,960
3.90%, 1/15/2025	69,000	72,376
4.00%, 11/15/2021	75,000	77,024
4.00%, 9/15/2025	205,000	216,808
4.30%, 3/4/2024	318,000	338,009
4.55%, 6/24/2024	245,000	263,831
4.85%, 3/1/2048 (b)	115,000	123,333
4.90%, 1/15/2045	135,000	143,667
5.10%, 9/15/2045	452,000	497,272
5.75%, 6/24/2044	230,000	271,798
6.30%, 4/15/2040	297,000	362,818
7.88%, 9/1/2021	370,000	406,926
		52,852,560
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	129,000	143,724
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	158,000	165,194
3.80%, 4/15/2026	410,000	437,212
3.95%, 1/15/2027	50,000	53,513
4.00%, 2/1/2050	100,000	108,911
4.30%, 1/15/2026	50,000	54,433
4.50%, 7/30/2029	65,000	73,589
4.70%, 7/1/2030	185,000	214,459
4.85%, 4/15/2049	155,000	191,372
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	266,000	272,783
3.35%, 10/1/2020	106,000	107,108
4.13%, 7/1/2024	50,000	53,489
American Tower Corp.:
2.25%, 1/15/2022	100,000	100,149
2.75%, 1/15/2027 (f)	200,000	199,676
2.95%, 1/15/2025	200,000	204,266
3.13%, 1/15/2027	120,000	122,521
3.38%, 5/15/2024	240,000	249,557
3.50%, 1/31/2023	520,000	539,230
3.60%, 1/15/2028	460,000	483,460
3.70%, 10/15/2049 (f)	200,000	199,422
3.80%, 8/15/2029	125,000	133,357
3.95%, 3/15/2029	422,000	453,912
4.00%, 6/1/2025	187,000	199,563

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 2/15/2026	$75,000	$82,191
4.70%, 3/15/2022	179,000	189,418
5.00%, 2/15/2024	312,000	344,879
5.90%, 11/1/2021	100,000	107,303
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	157,000	161,853
Series GMTN, 3.45%, 6/1/2025	100,000	105,567
Series GMTN, 3.50%, 11/15/2024	100,000	106,545
Series MTN, 3.20%, 1/15/2028	220,000	229,720
Series MTN, 3.30%, 6/1/2029 (b)	115,000	121,430
Series MTN, 3.35%, 5/15/2027	65,000	68,768
Series MTN, 4.15%, 7/1/2047	100,000	116,812
Series MTN, 4.35%, 4/15/2048	365,000	438,697
Boston Properties L.P.:
2.75%, 10/1/2026	192,000	194,291
2.90%, 3/15/2030	345,000	343,775
3.40%, 6/21/2029	750,000	785,010
3.65%, 2/1/2026	129,000	136,423
4.13%, 5/15/2021	204,000	209,522
4.50%, 12/1/2028	350,000	397,600
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	102,925
3.85%, 2/1/2025	250,000	261,417
3.90%, 3/15/2027 (b)	100,000	104,624
4.13%, 6/15/2026	186,000	197,162
4.13%, 5/15/2029	150,000	160,191
Camden Property Trust:
3.15%, 7/1/2029	165,000	171,739
3.35%, 11/1/2049 (f)	75,000	75,764
Corporate Office Properties L.P.:
3.60%, 5/15/2023	60,000	60,973
5.00%, 7/1/2025	280,000	301,944
Crown Castle International Corp.:
3.20%, 9/1/2024	225,000	231,795
3.40%, 2/15/2021	250,000	253,580
3.65%, 9/1/2027	125,000	132,319
3.70%, 6/15/2026	382,000	404,003
3.80%, 2/15/2028	597,000	636,426
4.00%, 3/1/2027	134,000	144,449
4.00%, 11/15/2049	173,000	181,775
4.45%, 2/15/2026	373,000	408,957
4.75%, 5/15/2047	183,000	213,131
5.25%, 1/15/2023	160,000	174,448
CubeSmart L.P.:
4.38%, 12/15/2023	65,000	69,296
4.38%, 2/15/2029	218,000	239,135
Digital Realty Trust L.P.:
Security Description	Principal Amount	Value
2.75%, 2/1/2023	$150,000	$151,354
3.60%, 7/1/2029	125,000	129,896
3.63%, 10/1/2022	100,000	103,449
3.70%, 8/15/2027	175,000	183,694
4.45%, 7/15/2028	345,000	379,507
Duke Realty L.P.:
3.38%, 12/15/2027	1,005,000	1,047,823
3.75%, 12/1/2024	125,000	132,557
EPR Properties:
3.75%, 8/15/2029	250,000	249,787
4.50%, 6/1/2027	143,000	151,736
Equinix, Inc.:
5.38%, 5/15/2027	635,000	685,140
5.88%, 1/15/2026	300,000	319,479
ERP Operating L.P.:
2.50%, 2/15/2030	200,000	197,054
2.85%, 11/1/2026	180,000	184,734
3.00%, 4/15/2023	107,000	110,258
3.00%, 7/1/2029	225,000	232,114
3.38%, 6/1/2025	75,000	79,273
3.50%, 3/1/2028	160,000	170,883
4.00%, 8/1/2047	100,000	112,863
4.15%, 12/1/2028	445,000	499,326
4.50%, 7/1/2044	200,000	239,534
4.50%, 6/1/2045	160,000	192,704
Essex Portfolio L.P.:
3.00%, 1/15/2030	100,000	101,007
3.63%, 5/1/2027	100,000	105,440
3.88%, 5/1/2024	75,000	79,141
4.00%, 3/1/2029	208,000	226,710
4.50%, 3/15/2048	330,000	379,299
Federal Realty Investment Trust:
3.20%, 6/15/2029	400,000	414,460
3.25%, 7/15/2027	158,000	164,532
4.50%, 12/1/2044	95,000	111,895
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	145,000	146,156
4.00%, 1/15/2030	155,000	156,282
4.38%, 4/15/2021	169,000	172,880
5.25%, 6/1/2025	105,000	115,916
5.38%, 11/1/2023	375,000	405,499
5.38%, 4/15/2026	208,000	228,677
5.75%, 6/1/2028	229,000	260,526
HCP, Inc.:
3.50%, 7/15/2029	133,000	138,437
4.00%, 6/1/2025	130,000	138,330
4.20%, 3/1/2024	70,000	75,253
4.25%, 11/15/2023	118,000	125,636
6.75%, 2/1/2041	225,000	317,160
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	241,000	250,233
Healthcare Trust of America Holdings L.P.:
3.10%, 2/15/2030	100,000	99,885

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/1/2026	$160,000	$165,054
Highwoods Realty L.P.:
3.05%, 2/15/2030	100,000	98,269
3.88%, 3/1/2027	260,000	272,230
4.13%, 3/15/2028	345,000	367,794
4.20%, 4/15/2029	75,000	80,656
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	152,016
4.38%, 2/15/2030	300,000	286,893
4.50%, 6/15/2023	100,000	102,927
5.00%, 8/15/2022	140,000	146,565
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	275,000	292,685
Series E, 4.00%, 6/15/2025	98,000	103,262
Series H, 3.38%, 12/15/2029	350,000	350,024
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030 (f)	150,000	148,654
4.65%, 4/1/2029	115,000	126,745
Kilroy Realty L.P.:
3.05%, 2/15/2030	275,000	270,174
3.45%, 12/15/2024	200,000	207,914
4.75%, 12/15/2028	100,000	113,457
Kimco Realty Corp.:
3.20%, 5/1/2021	200,000	202,942
3.70%, 10/1/2049	400,000	390,152
3.80%, 4/1/2027	108,000	114,452
4.45%, 9/1/2047	230,000	252,515
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	51,346
4.13%, 6/15/2022	100,000	103,872
4.38%, 2/1/2029	220,000	245,582
4.40%, 2/15/2024	63,000	67,757
Life Storage L.P.:
3.50%, 7/1/2026	50,000	51,399
3.88%, 12/15/2027	168,000	176,514
4.00%, 6/15/2029	105,000	111,863
Mid-America Apartments L.P.:
3.60%, 6/1/2027	149,000	157,418
3.75%, 6/15/2024	100,000	104,913
3.95%, 3/15/2029	525,000	572,549
National Retail Properties, Inc.:
3.60%, 12/15/2026	470,000	492,959
3.80%, 10/15/2022	250,000	259,295
4.00%, 11/15/2025	65,000	69,635
Office Properties Income Trust:
4.25%, 5/15/2024	400,000	412,280
4.50%, 2/1/2025	200,000	206,384
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	150,000	149,623
4.50%, 4/1/2027	158,000	167,747
4.75%, 1/15/2028	237,000	256,403
5.25%, 1/15/2026 (b)	250,000	274,080
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	156,703
Security Description	Principal Amount	Value
4.30%, 3/15/2027	$58,000	$61,935
Prologis L.P.:
3.88%, 9/15/2028	128,000	142,429
4.25%, 8/15/2023	361,000	388,230
4.38%, 9/15/2048	115,000	141,933
Public Storage:
3.09%, 9/15/2027	88,000	92,208
3.39%, 5/1/2029	345,000	369,702
Rayonier, Inc. 3.75%, 4/1/2022	170,000	172,932
Realty Income Corp.:
3.25%, 10/15/2022	247,000	254,758
3.25%, 6/15/2029	321,000	335,721
3.65%, 1/15/2028	157,000	168,566
3.88%, 7/15/2024	60,000	63,985
4.13%, 10/15/2026	136,000	149,623
4.65%, 3/15/2047	215,000	265,792
Regency Centers L.P.:
2.95%, 9/15/2029	220,000	219,386
3.60%, 2/1/2027	175,000	183,725
4.13%, 3/15/2028	100,000	108,694
4.40%, 2/1/2047	135,000	154,285
4.65%, 3/15/2049	60,000	71,762
Sabra Health Care L.P./Sabra Capital Corp.:
3.90%, 10/15/2029 (f)	100,000	98,665
4.80%, 6/1/2024	146,000	154,118
Service Properties Trust:
4.35%, 10/1/2024	200,000	202,826
4.75%, 10/1/2026	100,000	100,792
4.95%, 10/1/2029	100,000	99,379
Simon Property Group L.P.:
2.00%, 9/13/2024	200,000	198,246
2.35%, 1/30/2022 (b)	233,000	234,608
2.45%, 9/13/2029	200,000	195,772
2.63%, 6/15/2022	204,000	207,131
2.75%, 6/1/2023	164,000	167,592
3.25%, 11/30/2026	125,000	131,016
3.25%, 9/13/2049	200,000	195,706
3.30%, 1/15/2026	78,000	81,597
3.38%, 10/1/2024	502,000	527,984
3.38%, 6/15/2027	100,000	105,594
3.38%, 12/1/2027	613,000	647,978
3.50%, 9/1/2025	50,000	52,897
4.13%, 12/1/2021	299,000	310,745
SITE Centers Corp. 4.70%, 6/1/2027	135,000	147,818
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	35,696
Spirit Realty L.P.:
3.20%, 1/15/2027	150,000	149,106
3.40%, 1/15/2030	150,000	149,245
4.00%, 7/15/2029	135,000	141,056
STORE Capital Corp.:
4.50%, 3/15/2028 (b)	100,000	107,777

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 3/15/2029	$105,000	$114,968
UDR, Inc.:
3.00%, 8/15/2031	100,000	100,262
Series GMTN, 3.50%, 1/15/2028	158,000	166,428
Series MTN, 2.95%, 9/1/2026	319,000	324,305
Series MTN, 3.20%, 1/15/2030	136,000	139,790
Series MTN, 4.00%, 10/1/2025	100,000	107,998
Ventas Realty L.P.:
2.65%, 1/15/2025	466,000	469,658
3.00%, 1/15/2030	150,000	148,791
3.25%, 10/15/2026	269,000	275,456
3.85%, 4/1/2027	375,000	397,252
4.00%, 3/1/2028	100,000	107,241
4.40%, 1/15/2029	110,000	121,862
4.88%, 4/15/2049	258,000	306,824
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	521,000	550,067
4.13%, 6/1/2021	25,000	25,580
4.60%, 2/6/2024	158,000	169,724
Weingarten Realty Investors 3.50%, 4/15/2023	100,000	102,601
Welltower, Inc.:
3.10%, 1/15/2030	140,000	140,300
3.63%, 3/15/2024	746,000	782,472
4.00%, 6/1/2025	300,000	320,577
4.25%, 4/15/2028	516,000	567,249
Weyerhaeuser Co.:
3.25%, 3/15/2023	135,000	138,140
4.00%, 11/15/2029	450,000	489,811
4.63%, 9/15/2023	150,000	162,756
WP Carey, Inc. 4.25%, 10/1/2026	275,000	294,550
		45,696,926
RETAIL — 0.8%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	70,000	75,543
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,209
3.80%, 11/15/2027	218,000	220,184
4.50%, 10/1/2025	283,000	300,540
AutoZone, Inc.:
3.13%, 4/18/2024	200,000	206,738
3.13%, 4/21/2026	25,000	25,858
3.70%, 4/15/2022	426,000	441,345
3.75%, 6/1/2027	100,000	107,088
3.75%, 4/18/2029	200,000	214,400
Best Buy Co., Inc. 4.45%, 10/1/2028	216,000	234,539
Costco Wholesale Corp.:
2.30%, 5/18/2022	398,000	402,271
2.75%, 5/18/2024	114,000	118,052
Security Description	Principal Amount	Value
Darden Restaurants, Inc. 3.85%, 5/1/2027	$143,000	$151,014
Dollar General Corp. 3.88%, 4/15/2027	208,000	223,167
Dollar Tree, Inc.:
4.00%, 5/15/2025	283,000	299,731
4.20%, 5/15/2028	379,000	407,486
Home Depot, Inc.:
2.13%, 9/15/2026	475,000	472,886
2.63%, 6/1/2022	625,000	638,762
2.70%, 4/1/2023	316,000	325,177
2.80%, 9/14/2027	353,000	367,388
2.95%, 6/15/2029	129,000	135,344
3.00%, 4/1/2026	333,000	349,557
3.25%, 3/1/2022	117,000	121,121
3.35%, 9/15/2025	556,000	594,086
3.50%, 9/15/2056	139,000	147,897
3.90%, 6/15/2047	226,000	258,381
4.20%, 4/1/2043	375,000	439,087
4.25%, 4/1/2046	455,000	542,383
4.40%, 4/1/2021	310,000	319,892
4.40%, 3/15/2045	90,000	108,590
4.88%, 2/15/2044	50,000	64,275
5.95%, 4/1/2041	250,000	355,815
Kohl's Corp.:
4.25%, 7/17/2025 (b)	238,000	251,944
5.55%, 7/17/2045	590,000	608,255
Lowe's Cos., Inc.:
2.50%, 4/15/2026	495,000	493,629
3.10%, 5/3/2027	510,000	526,070
3.65%, 4/5/2029	248,000	265,107
3.70%, 4/15/2046	500,000	503,320
4.05%, 5/3/2047	300,000	319,416
4.25%, 9/15/2044	200,000	214,572
4.38%, 9/15/2045	210,000	231,556
4.55%, 4/5/2049	465,000	536,298
4.65%, 4/15/2042	590,000	667,426
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023	534,000	526,059
3.45%, 1/15/2021	53,000	53,241
3.88%, 1/15/2022	9,000	9,162
4.38%, 9/1/2023 (b)	290,000	297,885
4.50%, 12/15/2034	20,000	18,449
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	303,000	307,475
Series MTN, 2.63%, 9/1/2029	635,000	633,559
Series MTN, 2.75%, 12/9/2020	342,000	344,603
Series MTN, 3.35%, 4/1/2023	257,000	268,120
Series MTN, 3.38%, 5/26/2025	315,000	333,355
Series MTN, 3.50%, 3/1/2027	333,000	355,681
Series MTN, 3.63%, 9/1/2049	220,000	223,738
Series MTN, 3.70%, 1/30/2026	320,000	343,379

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.45%, 3/1/2047	$300,000	$344,184
Series MTN, 4.45%, 9/1/2048	55,000	63,476
Series MTN, 4.70%, 12/9/2035	220,000	261,353
Series MTN, 4.88%, 12/9/2045	360,000	435,049
Series MTN, 6.30%, 10/15/2037	100,000	137,430
Series MTN, 6.30%, 3/1/2038	470,000	641,174
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	102,673
4.00%, 3/15/2027	331,000	337,345
5.00%, 1/15/2044	140,000	130,302
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	100,000	105,322
3.60%, 9/1/2027	108,000	115,142
3.90%, 6/1/2029	185,000	202,027
4.63%, 9/15/2021	310,000	322,344
QVC, Inc.:
4.45%, 2/15/2025	334,000	345,102
5.13%, 7/2/2022	288,000	303,471
5.45%, 8/15/2034	245,000	247,928
Starbucks Corp.:
2.10%, 2/4/2021	168,000	168,138
2.20%, 11/22/2020	128,000	128,207
2.45%, 6/15/2026	124,000	124,957
2.70%, 6/15/2022	64,000	65,041
3.10%, 3/1/2023	100,000	103,255
3.50%, 3/1/2028	100,000	107,340
3.55%, 8/15/2029	337,000	363,549
3.75%, 12/1/2047	300,000	309,918
3.80%, 8/15/2025	219,000	236,816
4.00%, 11/15/2028 (b)	150,000	167,063
4.30%, 6/15/2045	35,000	38,547
4.45%, 8/15/2049	300,000	347,391
4.50%, 11/15/2048	300,000	349,080
Target Corp.:
2.90%, 1/15/2022	307,000	315,231
3.38%, 4/15/2029	332,000	357,587
3.63%, 4/15/2046	938,000	1,027,635
4.00%, 7/1/2042	350,000	402,297
6.50%, 10/15/2037	180,000	267,349
TJX Cos., Inc.:
2.50%, 5/15/2023	330,000	336,115
2.75%, 6/15/2021	250,000	253,330
Walgreen Co. 4.40%, 9/15/2042	122,000	122,145
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	268,000	276,774
3.80%, 11/18/2024	437,000	460,738
4.50%, 11/18/2034	150,000	159,575
4.65%, 6/1/2046	120,000	125,051
4.80%, 11/18/2044	430,000	453,289
Walmart, Inc.:
2.35%, 12/15/2022	686,000	695,837
Security Description	Principal Amount	Value
2.38%, 9/24/2029	$70,000	$70,652
2.55%, 4/11/2023	317,000	323,460
2.65%, 12/15/2024	1,226,000	1,263,319
2.85%, 7/8/2024	870,000	905,183
2.95%, 9/24/2049	150,000	151,593
3.05%, 7/8/2026	366,000	387,667
3.13%, 6/23/2021	392,000	401,134
3.25%, 10/25/2020	250,000	253,575
3.25%, 7/8/2029	700,000	756,063
3.30%, 4/22/2024	314,000	331,691
3.40%, 6/26/2023	1,050,000	1,105,503
3.63%, 12/15/2047	205,000	229,405
3.95%, 6/28/2038	605,000	707,318
4.30%, 4/22/2044	421,000	516,559
5.00%, 10/25/2040	100,000	131,087
5.25%, 9/1/2035	375,000	497,715
5.88%, 4/5/2027	140,000	174,684
6.50%, 8/15/2037	345,000	523,858
		37,613,148
SAVINGS & LOANS — 0.0% (a)
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	200,000	220,158
SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.95%, 1/12/2021	340,000	342,904
3.50%, 12/5/2026	690,000	722,947
5.30%, 12/15/2045	50,000	62,449
Applied Materials, Inc.:
2.63%, 10/1/2020	63,000	63,341
3.90%, 10/1/2025	70,000	76,238
4.35%, 4/1/2047 (b)	53,000	64,636
5.10%, 10/1/2035	190,000	243,056
5.85%, 6/15/2041	560,000	765,839
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	286,000	284,990
2.65%, 1/15/2023	300,000	299,901
3.63%, 1/15/2024	206,000	210,546
3.88%, 1/15/2027	2,288,000	2,298,525
Broadcom, Inc.:
3.13%, 4/15/2021 (c)	264,000	266,579
3.13%, 10/15/2022 (c)	284,000	287,752
3.63%, 10/15/2024 (c)	457,000	465,135
4.25%, 4/15/2026 (c)	583,000	602,233
4.75%, 4/15/2029 (c)	650,000	686,790
Intel Corp.:
1.70%, 5/19/2021	590,000	588,743
2.60%, 5/19/2026 (b)	115,000	118,257
2.70%, 12/15/2022	523,000	536,117
3.15%, 5/11/2027	118,000	125,749
3.30%, 10/1/2021	712,000	732,776
3.70%, 7/29/2025	884,000	958,433
3.73%, 12/8/2047	356,000	397,652

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/15/2032	$191,000	$222,477
4.10%, 5/11/2047	351,000	411,488
KLA Corp.:
4.10%, 3/15/2029	168,000	185,321
4.13%, 11/1/2021	89,000	91,966
KLA-Tencor Corp. 5.00%, 3/15/2049	360,000	443,920
Lam Research Corp.:
2.80%, 6/15/2021	125,000	126,470
3.75%, 3/15/2026	263,000	280,963
4.00%, 3/15/2029	161,000	177,675
4.88%, 3/15/2049	165,000	201,780
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	398,000	416,941
4.88%, 6/22/2028	450,000	497,997
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	105,000	107,716
Micron Technology, Inc.:
4.19%, 2/15/2027	100,000	102,758
4.64%, 2/6/2024	268,000	284,846
4.66%, 2/15/2030	200,000	208,018
4.98%, 2/6/2026	100,000	107,696
5.33%, 2/6/2029 (b)	100,000	109,877
5.50%, 2/1/2025	188,000	193,444
NVIDIA Corp.:
2.20%, 9/16/2021	513,000	514,052
3.20%, 9/16/2026	150,000	157,578
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (c)	117,000	126,739
5.35%, 3/1/2026 (c)	101,000	113,479
5.55%, 12/1/2028 (c)	565,000	655,372
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026 (c)	309,000	324,295
QUALCOMM, Inc.:
2.60%, 1/30/2023	149,000	151,378
2.90%, 5/20/2024	214,000	220,013
3.00%, 5/20/2022	408,000	418,469
3.25%, 5/20/2027	722,000	754,042
3.45%, 5/20/2025	200,000	211,274
4.65%, 5/20/2035	316,000	371,907
4.80%, 5/20/2045	336,000	400,677
Texas Instruments, Inc.:
1.85%, 5/15/2022	125,000	124,767
2.25%, 9/4/2029	255,000	251,568
3.88%, 3/15/2039	415,000	479,557
4.15%, 5/15/2048	250,000	305,990
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	51,364
3.00%, 3/15/2021	100,000	101,155
		21,106,617
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	158,000	165,653
Security Description	Principal Amount	Value
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	$60,000	$60,167
2.60%, 6/15/2022	130,000	131,301
3.40%, 9/15/2026	186,000	193,693
3.40%, 6/15/2027	89,000	92,633
Adobe, Inc. 3.25%, 2/1/2025	117,000	123,395
Autodesk, Inc.:
3.50%, 6/15/2027	342,000	353,926
4.38%, 6/15/2025	225,000	243,333
CA, Inc.:
3.60%, 8/15/2022	217,000	221,255
4.70%, 3/15/2027	180,000	187,297
Citrix Systems, Inc. 4.50%, 12/1/2027	344,000	371,345
Electronic Arts, Inc. 4.80%, 3/1/2026	150,000	169,545
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	398,000	409,721
3.50%, 4/15/2023	209,000	217,228
3.63%, 10/15/2020	78,000	79,076
3.75%, 5/21/2029	50,000	54,203
4.50%, 10/15/2022	33,000	35,064
4.50%, 8/15/2046	310,000	360,425
5.00%, 10/15/2025	446,000	505,599
Fiserv, Inc.:
2.75%, 7/1/2024	350,000	356,282
3.20%, 7/1/2026	159,000	164,840
3.50%, 10/1/2022	500,000	519,190
3.50%, 7/1/2029	220,000	231,312
3.85%, 6/1/2025	247,000	263,952
4.40%, 7/1/2049	320,000	358,861
4.75%, 6/15/2021	165,000	171,989
Microsoft Corp.:
1.55%, 8/8/2021	686,000	682,954
2.00%, 11/3/2020	754,000	755,139
2.00%, 8/8/2023	277,000	279,022
2.13%, 11/15/2022	166,000	168,140
2.38%, 2/12/2022	486,000	492,498
2.38%, 5/1/2023	375,000	382,162
2.40%, 2/6/2022	417,000	423,117
2.40%, 8/8/2026	543,000	553,160
2.65%, 11/3/2022	374,000	383,096
2.70%, 2/12/2025	432,000	448,248
3.00%, 10/1/2020	526,000	531,660
3.13%, 11/3/2025	1,364,000	1,450,505
3.30%, 2/6/2027	686,000	739,968
3.45%, 8/8/2036	1,230,000	1,355,632
3.50%, 2/12/2035	286,000	315,936
3.50%, 11/15/2042	158,000	174,070
3.63%, 12/15/2023	664,000	710,785
3.70%, 8/8/2046	410,000	469,417
3.75%, 2/12/2045	814,000	932,722

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 8/8/2056	$285,000	$337,164
4.10%, 2/6/2037	796,000	945,704
4.20%, 11/3/2035	177,000	211,311
4.45%, 11/3/2045	417,000	527,372
4.50%, 2/6/2057	651,000	845,929
4.75%, 11/3/2055	265,000	357,140
4.25%, 2/6/2047	358,000	447,070
Oracle Corp.:
1.90%, 9/15/2021	573,000	572,501
2.40%, 9/15/2023	485,000	491,053
2.50%, 5/15/2022	712,000	720,658
2.50%, 10/15/2022	231,000	234,403
2.63%, 2/15/2023	385,000	392,161
2.65%, 7/15/2026	1,489,000	1,518,333
2.95%, 11/15/2024	465,000	482,405
2.95%, 5/15/2025	442,000	458,986
3.25%, 11/15/2027	834,000	883,848
3.40%, 7/8/2024	523,000	551,404
3.80%, 11/15/2037	554,000	607,727
3.85%, 7/15/2036	803,000	883,822
3.90%, 5/15/2035	343,000	381,464
4.00%, 7/15/2046	728,000	813,605
4.00%, 11/15/2047	531,000	594,391
4.13%, 5/15/2045	369,000	416,387
4.30%, 7/8/2034 (b)	399,000	463,478
4.38%, 5/15/2055	234,000	274,901
4.50%, 7/8/2044	225,000	267,082
5.38%, 7/15/2040	225,000	292,423
6.13%, 7/8/2039	173,000	244,425
salesforce.com, Inc.:
3.25%, 4/11/2023	281,000	293,120
3.70%, 4/11/2028	139,000	152,450
VMware, Inc. 3.90%, 8/21/2027	292,000	300,366
		33,086,946
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	466,000	477,161
3.63%, 4/22/2029 (b)	471,000	501,309
4.38%, 7/16/2042	390,000	442,747
4.38%, 4/22/2049	230,000	265,271
6.13%, 11/15/2037 (b)	200,000	268,654
AT&T, Inc.:
2.63%, 12/1/2022	252,000	254,948
2.95%, 7/15/2026	180,000	182,032
3.00%, 6/30/2022	1,570,000	1,601,714
3.40%, 5/15/2025	320,000	333,923
3.55%, 6/1/2024	479,000	501,791
3.60%, 7/15/2025	481,000	505,805
3.80%, 3/1/2024	138,000	145,856
3.80%, 2/15/2027	673,000	712,135
3.88%, 8/15/2021	200,000	206,344
3.88%, 1/15/2026	175,000	186,118
4.00%, 1/15/2022	233,000	242,623
Security Description	Principal Amount	Value
4.10%, 2/15/2028	$1,779,000	$1,925,376
4.13%, 2/17/2026	324,000	349,745
4.25%, 3/1/2027	1,155,000	1,258,777
4.30%, 2/15/2030	954,000	1,050,182
4.30%, 12/15/2042	527,000	550,030
4.35%, 3/1/2029	855,000	945,502
4.35%, 6/15/2045	373,000	392,113
4.45%, 4/1/2024	1,047,000	1,133,063
4.50%, 5/15/2035	925,000	1,013,411
4.50%, 3/9/2048	242,000	260,181
4.60%, 2/15/2021	757,000	777,439
4.75%, 5/15/2046	892,000	991,208
4.80%, 6/15/2044	502,000	556,316
4.85%, 3/1/2039	485,000	549,796
4.85%, 7/15/2045	562,000	626,585
4.90%, 6/15/2042	100,000	111,610
5.15%, 3/15/2042	191,000	219,008
5.15%, 11/15/2046	250,000	289,728
5.25%, 3/1/2037	689,000	810,140
5.35%, 9/1/2040	318,000	372,906
5.35%, 12/15/2043 (b)	500,000	589,215
5.38%, 10/15/2041	213,000	246,961
5.45%, 3/1/2047	766,000	924,547
6.00%, 8/15/2040	448,000	556,380
6.35%, 3/15/2040	235,000	303,533
6.38%, 3/1/2041	649,000	838,125
Bell Canada, Inc. 4.30%, 7/29/2049	55,000	63,157
British Telecommunications PLC 9.63%, 12/15/2030	600,000	915,780
Cisco Systems, Inc.:
2.20%, 2/28/2021	660,000	663,201
2.50%, 9/20/2026	207,000	212,844
2.60%, 2/28/2023	141,000	144,346
3.00%, 6/15/2022	489,000	504,164
3.50%, 6/15/2025	287,000	310,124
5.90%, 2/15/2039	934,000	1,331,109
Corning, Inc.:
4.38%, 11/15/2057	400,000	412,716
5.85%, 11/15/2068	150,000	183,207
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	833,000	1,227,942
9.25%, 6/1/2032	340,000	534,626
Juniper Networks, Inc.:
3.75%, 8/15/2029	250,000	251,508
4.50%, 3/15/2024	140,000	150,262
Koninklijke KPN NV 8.38%, 10/1/2030	250,000	341,173
Motorola Solutions, Inc.:
3.75%, 5/15/2022	166,000	172,061
4.60%, 2/23/2028	603,000	651,107
4.60%, 5/23/2029	100,000	108,981
Orange SA:
4.13%, 9/14/2021	501,000	521,296

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 1/13/2042	$55,000	$70,537
9.00%, 3/1/2031	839,000	1,306,927
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	143,378
4.10%, 10/1/2023	602,000	641,702
4.35%, 5/1/2049	400,000	460,276
4.50%, 3/15/2043	183,000	209,831
5.00%, 3/15/2044	38,000	46,727
Telefonica Emisiones SA:
4.10%, 3/8/2027	500,000	544,500
4.57%, 4/27/2023	130,000	140,018
5.21%, 3/8/2047	657,000	761,706
5.52%, 3/1/2049	445,000	540,390
7.05%, 6/20/2036	459,000	631,501
Telefonica Emisiones SAU 5.46%, 2/16/2021	453,000	472,705
TELUS Corp.:
2.80%, 2/16/2027	50,000	50,243
3.70%, 9/15/2027	100,000	106,828
4.30%, 6/15/2049	250,000	283,673
4.60%, 11/16/2048	125,000	147,808
Verizon Communications, Inc.:
2.63%, 8/15/2026	586,000	594,028
3.38%, 2/15/2025 (c)	85,000	89,678
3.50%, 11/1/2024	600,000	635,076
3.85%, 11/1/2042	413,000	441,893
3.88%, 2/8/2029	620,000	680,834
4.13%, 3/16/2027	609,000	672,159
4.13%, 8/15/2046	152,000	169,325
4.27%, 1/15/2036	865,000	973,791
4.33%, 9/21/2028	2,989,000	3,386,896
4.50%, 8/10/2033	1,185,000	1,376,129
4.75%, 11/1/2041	850,000	1,008,474
4.81%, 3/15/2039	629,000	754,611
5.25%, 3/16/2037	1,077,000	1,338,517
5.50%, 3/16/2047	401,000	530,094
6.55%, 9/15/2043	1,546,000	2,258,443
Vodafone Group PLC:
4.13%, 5/30/2025 (b)	338,000	365,344
4.25%, 9/17/2050	140,000	143,164
4.38%, 5/30/2028	550,000	607,711
4.38%, 2/19/2043	764,000	793,139
4.88%, 6/19/2049	350,000	389,924
5.00%, 5/30/2038	758,000	863,400
5.13%, 6/19/2059	350,000	398,461
5.25%, 5/30/2048	715,000	827,527
6.15%, 2/27/2037	339,000	428,320
7.88%, 2/15/2030	182,000	250,174
		59,705,774
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.85%, 2/1/2023	300,000	313,068
Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.15%, 5/15/2021	$243,000	$244,305
5.10%, 5/15/2044	230,000	236,691
		480,996
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	653,000	680,929
3.05%, 9/1/2022	301,000	310,412
3.25%, 6/15/2027	362,000	386,370
3.40%, 9/1/2024	100,000	105,786
3.45%, 9/15/2021	400,000	409,644
3.55%, 2/15/2050	150,000	159,408
3.65%, 9/1/2025	422,000	455,680
3.90%, 8/1/2046	165,000	183,980
4.05%, 6/15/2048	95,000	108,736
4.15%, 12/15/2048	85,000	99,336
4.38%, 9/1/2042	100,000	116,639
4.45%, 3/15/2043	145,000	170,623
4.55%, 9/1/2044	615,000	735,977
4.70%, 9/1/2045	250,000	306,240
4.90%, 4/1/2044	330,000	413,444
4.95%, 9/15/2041	100,000	124,008
7.00%, 12/15/2025	51,000	64,010
Canadian National Railway Co.:
2.75%, 3/1/2026	50,000	51,539
2.85%, 12/15/2021	100,000	101,454
3.20%, 8/2/2046	200,000	207,466
3.65%, 2/3/2048	150,000	167,002
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	450,000	501,835
4.80%, 9/15/2035	216,000	259,351
6.13%, 9/15/2115	111,000	164,095
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	100,000	110,611
CSX Corp.:
2.40%, 2/15/2030	125,000	122,761
2.60%, 11/1/2026	156,000	157,764
3.25%, 6/1/2027	259,000	272,546
3.35%, 9/15/2049	265,000	260,291
3.80%, 3/1/2028	430,000	468,825
3.80%, 11/1/2046	245,000	256,655
3.95%, 5/1/2050	75,000	80,268
4.25%, 3/15/2029	225,000	254,396
4.25%, 11/1/2066	210,000	224,196
4.50%, 3/15/2049	100,000	116,088
4.50%, 8/1/2054	150,000	171,424
4.65%, 3/1/2068	160,000	182,547
4.75%, 11/15/2048	600,000	720,054
6.00%, 10/1/2036	125,000	160,882
6.15%, 5/1/2037	135,000	177,942
FedEx Corp.:
2.63%, 8/1/2022	361,000	364,928

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 8/5/2029	$283,000	$281,282
3.20%, 2/1/2025	200,000	206,822
3.25%, 4/1/2026	337,000	347,440
3.40%, 2/15/2028 (b)	100,000	102,614
4.05%, 2/15/2048	100,000	97,997
4.10%, 2/1/2045	311,000	308,627
4.40%, 1/15/2047	220,000	226,175
4.55%, 4/1/2046	365,000	382,929
4.75%, 11/15/2045	440,000	474,135
4.90%, 1/15/2034	300,000	344,760
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	200,000	212,006
Kansas City Southern:
3.00%, 5/15/2023	230,000	235,483
4.95%, 8/15/2045	100,000	119,743
Kirby Corp. 4.20%, 3/1/2028	200,000	212,920
Norfolk Southern Corp.:
2.90%, 2/15/2023	149,000	152,373
2.90%, 6/15/2026	765,000	788,508
3.15%, 6/1/2027	408,000	427,311
3.80%, 8/1/2028	50,000	55,228
4.10%, 5/15/2049	115,000	128,714
4.15%, 2/28/2048 (b)	100,000	112,803
4.45%, 6/15/2045	241,000	279,088
4.65%, 1/15/2046	249,000	296,599
4.84%, 10/1/2041	250,000	300,947
5.10%, 8/1/2118	160,000	194,861
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	185,000	184,915
Series MTN, 2.50%, 9/1/2022	65,000	65,447
Series MTN, 2.50%, 9/1/2024	155,000	155,561
Series MTN, 2.80%, 3/1/2022	60,000	60,757
Series MTN, 2.88%, 6/1/2022	40,000	40,639
Series MTN, 3.40%, 3/1/2023	100,000	103,334
Series MTN, 3.45%, 11/15/2021	25,000	25,573
Series MTN, 3.50%, 6/1/2021	50,000	51,034
Series MTN, 3.65%, 3/18/2024	107,000	112,483
Series MTN, 3.75%, 6/9/2023	150,000	157,282
Union Pacific Corp.:
2.75%, 3/1/2026	205,000	208,249
2.95%, 3/1/2022	175,000	179,048
3.00%, 4/15/2027	238,000	246,418
3.15%, 3/1/2024	80,000	83,045
3.20%, 6/8/2021	280,000	285,076
3.25%, 8/15/2025	149,000	156,089
3.35%, 8/15/2046	50,000	49,453
3.50%, 6/8/2023	100,000	104,627
3.60%, 9/15/2037	140,000	147,732
3.65%, 2/15/2024	180,000	189,981
3.70%, 3/1/2029	143,000	155,756
3.75%, 7/15/2025	225,000	242,190
3.80%, 10/1/2051	249,000	266,517
Security Description	Principal Amount	Value
3.95%, 9/10/2028	$686,000	$757,694
3.95%, 8/15/2059	140,000	149,276
4.05%, 11/15/2045	185,000	202,235
4.05%, 3/1/2046	30,000	32,980
4.10%, 9/15/2067	770,000	814,106
4.16%, 7/15/2022	429,000	451,248
4.30%, 3/1/2049	155,000	180,139
4.38%, 9/10/2038	50,000	57,782
4.38%, 11/15/2065	416,000	462,629
4.50%, 9/10/2048	90,000	107,140
6.63%, 2/1/2029	100,000	130,838
Series MTN, 3.55%, 8/15/2039	140,000	146,908
United Parcel Service, Inc.:
2.05%, 4/1/2021	290,000	290,064
2.20%, 9/1/2024	85,000	85,273
2.35%, 5/16/2022	50,000	50,482
2.40%, 11/15/2026	525,000	526,864
2.45%, 10/1/2022	153,000	155,260
2.50%, 4/1/2023	150,000	152,059
2.50%, 9/1/2029	85,000	84,637
2.80%, 11/15/2024	193,000	198,885
3.40%, 3/15/2029	95,000	101,688
3.40%, 11/15/2046	150,000	151,338
3.40%, 9/1/2049	135,000	136,296
3.75%, 11/15/2047	452,000	482,311
4.25%, 3/15/2049	150,000	173,178
4.88%, 11/15/2040	20,000	24,117
6.20%, 1/15/2038	150,000	211,830
		26,263,970
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	229,000	235,206
3.85%, 3/30/2027	20,000	21,000
4.35%, 2/15/2024	150,000	160,282
4.70%, 4/1/2029	380,000	428,287
4.85%, 6/1/2021 (b)	100,000	104,247
		949,022
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	175,000	179,303
3.40%, 3/1/2025	170,000	178,148
3.45%, 6/1/2029	114,000	121,338
3.75%, 9/1/2028	185,000	200,964
4.00%, 12/1/2046	40,000	44,177
4.20%, 9/1/2048	100,000	115,040
4.30%, 12/1/2042	185,000	210,497
4.30%, 9/1/2045	300,000	345,225
6.59%, 10/15/2037	195,000	278,300
Aqua America, Inc.:
3.57%, 5/1/2029	113,000	120,437
4.28%, 5/1/2049	100,000	113,298

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
United Utilities PLC 6.88%, 8/15/2028	$144,000	$177,906
		2,084,633
TOTAL CORPORATE BONDS & NOTES (Cost $1,205,842,852)		1,270,539,827
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2019-2, Class A3, 2.23%, 1/16/2024	500,000	502,835
Ally Master Owner Trust:
Series 2018-1, Class A2, 2.70%, 1/17/2023	150,000	151,230
Series 2018-2, Class A, 3.29%, 5/15/2023	500,000	510,085
Americredit Automobile Receivables Trust:
Series 2018-3, Class A3, 3.38%, 7/18/2023	400,000	406,685
Series 2018-1, Class C, 3.50%, 1/18/2024	225,000	231,213
Carmax Auto Owner Trust Series 2019-1, Class A3, 3.05%, 3/15/2024	1,500,000	1,528,687
Drive Auto Receivables Trust:
Series 2018-2, Class D, 4.14%, 8/15/2024	350,000	358,325
Series 2019-4, Class C, 2.51%, 11/17/2025	500,000	500,367
Ford Credit Auto Owner Trust:
Series 2019-B, Class A3, 2.23%, 10/15/2023	300,000	301,415
Series 2019-A, Class A3, 2.78%, 9/15/2023	250,000	253,516
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A, 2.48%, 9/15/2024	300,000	303,745
GM Financial Automobile Leasing Trust Series 2019-3, Class A3, 2.03%, 6/20/2022	500,000	499,710
GM Financial Consumer Automobile Receivables Trust:
Series 2019-3, Class A3, 2.18%, 4/16/2024	500,000	502,737
Series 2019-1, Class A3, 2.97%, 11/16/2023	283,505	287,345
Honda Auto Receivables Owner Trust:
Series 2018-4, Class A3, 3.16%, 1/17/2023	200,000	203,915
Security Description	Principal Amount	Value
Series 2019-1, Class A3, 2.83%, 3/20/2023	$500,000	$508,667
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	200,000	201,556
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, 1.94%, 3/15/2024	500,000	500,787
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, 3.06%, 3/15/2023	115,000	116,737
Nissan Auto Receivables 2019-A Owner Trust Series 2018-A, Class A3, 2.90%, 10/16/2023	333,334	339,106
Nissan Auto Receivables 2019-B Owner Trust Series 2018-B, Class A3, 2.50%, 11/15/2023	200,000	202,433
Santander Drive Auto Receivables Trust:
Series 2019-1, Class D, 3.32%, 3/15/2024	115,000	116,346
Series 2019-4, Class C, 3.56%, 7/15/2024	300,000	304,508
Series 2019-1, Class C, 3.42%, 4/15/2025	111,000	113,362
Toyota Auto Receivables Owner Trust:
Series 2018-A, Class A4, 2.52%, 5/15/2023	350,000	353,456
Series 2018-B, Class A3, 2.96%, 9/15/2022	500,000	505,772
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3, 3.02%, 11/21/2022	150,000	151,926
World Omni Auto Receivables Trust:
Series 2018-A, Class A3, 2.50%, 4/17/2023	270,000	271,377
Series 2019-B, Class A3, 2.59%, 7/15/2024	111,000	112,475
Series 2018-D, Class A3, 3.33%, 4/15/2024	150,000	153,856
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	200,000	202,441
		10,696,615
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2017-6, Class A, 2.04%, 5/15/2023	500,000	500,482

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-2, Class A, 2.67%, 11/15/2024	$460,000	$469,052
Series 2018-4, Class A, 2.99%, 12/15/2023	250,000	254,429
Series 2018-8, Class A, 3.18%, 4/15/2024	137,000	140,485
Series 2019-3, Class A, 2.00%, 4/15/2025	1,500,000	1,506,351
Series 2019-1, Class A, 2.87%, 10/15/2024	281,000	287,838
BA Credit Card Trust:
Series 2018-A1, Class A1, 2.70%, 7/17/2023	300,000	303,241
Series 2018-A2, Class A1, 3.00%, 9/15/2023	500,000	508,486
Series 2019-A1, Class A1, 1.74%, 1/15/2025	500,000	498,333
Capital One Multi-Asset Execution Trust:
Series 2019-A2, Class A2, 1.72%, 8/15/2024	679,000	676,662
Series 2017-A6, Class A6, 2.29%, 7/15/2025	500,000	506,378
Series 2019-A1, Class A1, 2.84%, 12/15/2024	566,000	578,841
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	356,292
Discover Card Execution Note Trust:
Series 2019-A1, Class A1, 3.04%, 7/15/2024	570,000	584,970
Series 2018-A5, Class A5, 3.32%, 3/15/2024	200,000	205,531
Synchrony Card Funding LLC:
Series 2019-A1, Class A, 2.34%, 6/15/2025	250,000	251,940
Series 2019-A1, Class A, 2.95%, 3/15/2025	200,000	204,296
Synchrony Credit Card Master Note Trust:
Series 2016-2, Class A, 2.21%, 5/15/2024	200,000	200,572
Series 2017-2, Class A, 2.62%, 10/15/2025	1,500,000	1,527,588
Series 2018-2, Class A, 3.47%, 5/15/2026	250,000	262,171
World Financial Network Credit Card Master Trust Series 2017-C, Class A, 2.31%, 8/15/2024	500,000	500,796
		10,324,734
TOTAL ASSET-BACKED SECURITIES (Cost $20,694,600)		21,021,349
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 3.4%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.50%, 10/21/2020	$580,000	$577,558
1.63%, 09/17/2022	615,000	614,354
2.63%, 01/31/2022	200,000	204,198
2.88%, 09/07/2021	75,000	76,614
		1,472,724
CANADA — 0.3%
Canada Government International Bond 2.00%, 11/15/2022	1,115,000	1,127,811
Export Development Canada:
1.38%, 10/21/2021	1,800,000	1,788,192
1.75%, 07/18/2022	200,000	200,568
2.75%, 03/15/2023	150,000	155,555
Hydro-Quebec:
Series HH, 8.50%, 12/01/2029	100,000	155,766
Series IO, 8.05%, 07/07/2024	15,000	19,098
Province of Alberta Canada:
2.20%, 07/26/2022	250,000	252,958
2.95%, 01/23/2024	300,000	314,505
3.30%, 03/15/2028	400,000	441,312
3.35%, 11/01/2023	400,000	424,544
Province of British Columbia Canada:
2.25%, 06/02/2026	344,000	352,734
Series 10, 1.75%, 09/27/2024	450,000	451,647
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	706,830
Series GX, 2.60%, 04/16/2024	200,000	207,176
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	167,526
Province of Ontario Canada:
2.00%, 10/02/2029 (f)	500,000	499,565
2.20%, 10/03/2022	200,000	202,508
2.25%, 05/18/2022	150,000	151,850
2.30%, 06/15/2026	200,000	205,180
2.40%, 02/08/2022	100,000	101,454
2.50%, 04/27/2026	345,000	358,158
2.55%, 02/12/2021	4,000,000	4,037,040
2.55%, 04/25/2022	170,000	173,332
3.05%, 01/29/2024	350,000	368,574
Province of Quebec Canada:
2.50%, 04/20/2026	100,000	103,839
2.75%, 04/12/2027	350,000	370,723
Series PD, 7.50%, 09/15/2029	405,000	599,943
Series QO, 2.88%, 10/16/2024	1,210,000	1,274,783
		15,213,171

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	$550,000	$552,239
3.13%, 03/27/2025	200,000	209,694
3.13%, 01/21/2026	700,000	735,476
3.25%, 09/14/2021	200,000	204,642
3.50%, 01/25/2050	200,000	216,204
3.86%, 06/21/2047	550,000	633,523
		2,551,778
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	350,000	351,533
3.88%, 04/25/2027	400,000	424,488
4.00%, 02/26/2024	675,000	711,666
4.38%, 07/12/2021	1,850,000	1,914,935
4.50%, 03/15/2029	470,000	522,776
5.00%, 06/15/2045	886,000	1,036,868
5.20%, 05/15/2049	200,000	241,974
5.63%, 02/26/2044	595,000	745,839
6.13%, 01/18/2041	400,000	522,800
		6,472,879
GERMANY — 0.5%
FMS Wertmanagement:
1.38%, 06/08/2021	380,000	377,747
2.75%, 03/06/2023	300,000	310,827
2.75%, 01/30/2024 (b)	500,000	523,165
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,325,000	931,435
Zero Coupon, 06/29/2037	150,000	102,855
1.38%, 08/05/2024	2,750,000	2,718,457
1.50%, 06/15/2021	1,300,000	1,295,086
1.63%, 03/15/2021	1,000,000	997,970
1.75%, 09/15/2021	200,000	200,262
1.75%, 08/22/2022 (b)	650,000	652,243
1.75%, 09/14/2029	175,000	175,077
2.00%, 11/30/2021	200,000	201,370
2.00%, 09/29/2022	290,000	293,123
2.00%, 10/04/2022	425,000	429,518
2.00%, 05/02/2025 (b)	1,745,000	1,778,574
2.13%, 03/07/2022	800,000	809,184
2.13%, 06/15/2022	110,000	111,429
2.13%, 01/17/2023	953,000	967,972
2.38%, 03/24/2021	630,000	635,531
2.38%, 08/25/2021	1,692,000	1,713,505
2.50%, 02/15/2022	1,100,000	1,121,604
2.50%, 11/20/2024	591,000	616,206
2.63%, 04/12/2021	400,000	405,200
2.63%, 01/25/2022	845,000	863,632
2.63%, 02/28/2024 (b)	1,230,000	1,282,238
2.88%, 04/03/2028	244,000	266,421
Series GMTN, 3.13%, 12/15/2021	1,000,000	1,031,390
Security Description	Principal Amount	Value
Landwirtschaftliche Rentenbank:
2.38%, 06/10/2025	$470,000	$487,813
3.13%, 11/14/2023	288,000	304,978
Series 36, 2.00%, 12/06/2021	115,000	115,730
Series 37, 2.50%, 11/15/2027 (b)	500,000	529,005
Series GMTN, 1.75%, 09/24/2021 (b)	400,000	400,400
		22,649,947
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 02/21/2023	150,000	164,803
5.38%, 03/25/2024	1,165,000	1,316,625
6.38%, 03/29/2021	923,000	980,272
7.63%, 03/29/2041	232,000	385,668
		2,847,368
INDONESIA — 0.1%
Indonesia Government International Bond:
2.95%, 01/11/2023	725,000	734,657
3.40%, 09/18/2029	200,000	207,710
3.50%, 01/11/2028	340,000	351,744
4.35%, 01/11/2048	100,000	110,048
4.45%, 02/11/2024	750,000	805,402
4.75%, 02/11/2029	300,000	341,883
5.35%, 02/11/2049	200,000	256,052
		2,807,496
ISRAEL — 0.0% (a)
Israel Government AID Bond 5.50%, 9/18/2033	400,000	560,596
Israel Government International Bond:
2.88%, 03/16/2026	400,000	420,784
3.25%, 01/17/2028	400,000	433,596
4.00%, 06/30/2022	100,000	105,275
4.13%, 01/17/2048	500,000	588,315
		2,108,566
ITALY — 0.0% (a)
Italy Government International Bond 6.88%, 9/27/2023	547,000	633,349
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.88%, 07/21/2026	200,000	198,562
2.13%, 11/16/2020	250,000	250,438
2.38%, 11/16/2022	1,250,000	1,268,425
2.50%, 05/23/2024	235,000	241,333
2.75%, 11/16/2027	200,000	210,862
2.88%, 06/01/2027	1,130,000	1,199,777
2.88%, 07/21/2027	300,000	318,504
3.13%, 07/20/2021	240,000	245,328

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 07/20/2023	$515,000	$540,405
3.25%, 07/20/2028	250,000	275,327
3.38%, 10/31/2023	400,000	422,896
Series DTC, 2.13%, 02/10/2025	350,000	353,472
Series DTC, 2.25%, 11/04/2026	263,000	267,503
Series DTC, 2.38%, 04/20/2026	160,000	164,074
Series DTC, 2.50%, 05/28/2025	500,000	515,240
Series DTC, 3.38%, 07/31/2023	200,000	210,844
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	280,000	286,986
Japan International Cooperation Agency:
2.75%, 04/27/2027	200,000	208,680
3.38%, 06/12/2028	200,000	220,972
		7,399,628
MEXICO — 0.2%
Mexico Government International Bond:
3.60%, 01/30/2025	930,000	967,377
3.63%, 03/15/2022	1,192,000	1,231,252
3.75%, 01/11/2028	500,000	515,190
4.00%, 10/02/2023	800,000	844,528
4.13%, 01/21/2026	600,000	636,420
4.15%, 03/28/2027	729,000	772,594
4.35%, 01/15/2047	400,000	413,240
4.50%, 04/22/2029	200,000	217,716
4.50%, 01/31/2050	945,000	995,151
4.60%, 01/23/2046	370,000	394,102
4.60%, 02/10/2048	400,000	428,532
5.55%, 01/21/2045	113,000	136,875
6.05%, 01/11/2040	775,000	978,321
Series GMTN, 5.75%, 10/12/2110	689,000	793,942
Series MTN, 4.75%, 03/08/2044	1,291,000	1,399,147
Series MTN, 8.30%, 08/15/2031	100,000	146,555
Series MTNA, 6.75%, 09/27/2034	126,000	169,667
Series MTNA, 8.00%, 09/24/2022	100,000	115,678
		11,156,287
PANAMA — 0.1%
Panama Government International Bond:
3.16%, 01/23/2030	365,000	376,936
3.87%, 07/23/2060	200,000	216,448
3.88%, 03/17/2028	200,000	217,608
Security Description	Principal Amount	Value
4.00%, 09/22/2024	$550,000	$587,483
6.70%, 01/26/2036	530,000	755,271
8.88%, 09/30/2027	550,000	788,111
9.38%, 04/01/2029	200,000	307,000
		3,248,857
PERU — 0.1%
Peruvian Government International Bond:
2.84%, 06/20/2030	235,000	241,773
4.13%, 08/25/2027	700,000	783,720
5.63%, 11/18/2050	740,000	1,085,018
6.55%, 03/14/2037	250,000	365,787
7.35%, 07/21/2025	245,000	311,140
8.75%, 11/21/2033	150,000	247,944
		3,035,382
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.00%, 02/01/2028	300,000	314,631
3.70%, 02/02/2042	800,000	926,344
3.75%, 01/14/2029	251,000	281,015
3.95%, 01/20/2040	402,000	474,738
4.00%, 01/15/2021	649,000	663,921
4.20%, 01/21/2024	700,000	759,409
5.00%, 01/13/2037	351,000	458,153
6.38%, 10/23/2034	400,000	578,256
7.75%, 01/14/2031	200,000	300,636
9.50%, 02/02/2030	400,000	650,085
9.50%, 02/02/2030	36,000	58,763
10.63%, 03/16/2025	235,000	335,683
		5,801,634
POLAND — 0.0% (a)
Poland Government International Bond:
3.25%, 04/06/2026	345,000	366,742
4.00%, 01/22/2024	405,000	438,586
5.00%, 03/23/2022	620,000	665,564
5.13%, 04/21/2021	858,000	900,068
		2,370,960
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
2.38%, 06/25/2024	200,000	202,418
2.50%, 11/01/2020	200,000	200,802
2.63%, 05/26/2026	200,000	203,770
2.75%, 01/25/2022	80,000	81,063
3.25%, 11/10/2025	100,000	105,941
3.25%, 08/12/2026	2,200,000	2,328,766
3.50%, 11/27/2021	215,000	221,020
4.00%, 01/14/2024	300,000	323,187
5.00%, 04/11/2022	200,000	213,844
Korea Development Bank:
2.13%, 10/01/2024 (f)	200,000	200,128
2.50%, 01/13/2021	389,000	390,774

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 02/27/2022	$350,000	$354,032
3.00%, 09/14/2022	780,000	799,562
3.25%, 02/19/2024	200,000	209,558
3.38%, 09/16/2025	150,000	159,747
3.75%, 01/22/2024	150,000	160,101
4.63%, 11/16/2021	350,000	368,141
Korea International Bond:
2.00%, 06/19/2024	200,000	200,744
2.50%, 06/19/2029	200,000	204,578
2.75%, 01/19/2027	905,000	939,571
3.88%, 09/11/2023	450,000	483,637
4.13%, 06/10/2044	311,000	390,747
5.63%, 11/03/2025	100,000	119,871
		8,862,002
SUPRANATIONAL — 1.3%
African Development Bank:
Series GDIF, 1.25%, 07/26/2021	100,000	99,161
Series GDIF, 2.13%, 11/16/2022	306,000	310,293
Series GDIF, 2.38%, 09/23/2021	60,000	60,767
Series GDIF, 2.63%, 03/22/2021	210,000	212,596
Series GMTN, 1.63%, 09/16/2022	835,000	834,775
Series GMTN, 3.00%, 12/06/2021 (b)	545,000	560,146
Asian Development Bank:
2.63%, 01/30/2024	1,050,000	1,093,816
2.88%, 11/27/2020	185,000	187,183
5.82%, 06/16/2028	121,000	157,356
6.22%, 08/15/2027	175,000	226,349
Series GMTN, 1.63%, 03/16/2021	325,000	324,324
Series GMTN, 1.75%, 06/08/2021	555,000	555,261
Series GMTN, 1.75%, 09/13/2022	880,000	882,948
Series GMTN, 1.75%, 08/14/2026	125,000	125,340
Series GMTN, 1.75%, 09/19/2029	250,000	249,888
Series GMTN, 1.88%, 02/18/2022	530,000	532,851
Series GMTN, 2.00%, 02/16/2022	1,335,000	1,345,667
Series GMTN, 2.00%, 01/22/2025	150,000	152,768
Series GMTN, 2.00%, 04/24/2026	400,000	407,664
Series GMTN, 2.25%, 01/20/2021	340,000	341,958
Series GMTN, 2.75%, 03/17/2023	820,000	850,693
Security Description	Principal Amount	Value
Series GMTN, 3.13%, 09/26/2028	$250,000	$278,957
Series MTN, 1.88%, 07/19/2022	1,000,000	1,006,640
Asian Infrastructure Investment Bank 2.25%, 5/16/2024	400,000	410,748
Corp. Andina de Fomento:
2.13%, 09/27/2021	581,000	578,240
2.75%, 01/06/2023	37,000	37,428
3.75%, 11/23/2023	175,000	184,240
4.38%, 06/15/2022	1,305,000	1,373,473
Council Of Europe Development Bank:
1.75%, 09/26/2022	250,000	250,862
2.50%, 02/27/2024	240,000	248,808
2.63%, 02/13/2023	374,000	385,740
European Bank for Reconstruction & Development:
1.63%, 09/27/2024	200,000	199,872
Series GMTN, 1.88%, 02/23/2022	745,000	748,576
Series GMTN, 2.13%, 03/07/2022	255,000	257,754
Series GMTN, 2.75%, 04/26/2021	200,000	203,010
Series GMTN, 2.75%, 03/07/2023	600,000	622,080
European Investment Bank:
1.38%, 09/06/2022	1,535,000	1,524,485
1.63%, 06/15/2021 (b)	250,000	249,603
1.88%, 02/10/2025	1,598,000	1,617,719
2.00%, 12/15/2022	900,000	910,395
2.13%, 10/15/2021	310,000	312,771
2.13%, 04/13/2026 (b)	400,000	411,296
2.25%, 03/15/2022	1,042,000	1,057,224
2.25%, 08/15/2022	1,335,000	1,358,336
2.25%, 06/24/2024	750,000	771,442
2.38%, 06/15/2022	792,000	807,436
2.50%, 04/15/2021	220,000	222,475
2.50%, 03/15/2023	214,000	220,242
2.50%, 10/15/2024 (b)	900,000	937,692
2.63%, 05/20/2022	255,000	261,508
2.63%, 03/15/2024	1,025,000	1,068,972
2.88%, 12/15/2021 (b)	761,000	780,710
3.25%, 01/29/2024	1,626,000	1,735,966
4.00%, 02/16/2021	450,000	463,464
Series GMTN, 2.38%, 05/13/2021	250,000	252,527
Series GMTN, 2.88%, 08/15/2023 (b)	1,550,000	1,622,106
Series GMTN, 3.13%, 12/14/2023	500,000	530,310
Inter-American Development Bank:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 09/14/2021	$400,000	$396,636
1.88%, 03/15/2021	1,400,000	1,402,198
1.88%, 07/23/2021	200,000	200,620
2.00%, 07/23/2026	200,000	203,980
2.13%, 11/09/2020	463,000	464,431
2.13%, 01/15/2025	400,000	409,840
2.25%, 06/18/2029	250,000	261,187
2.38%, 07/07/2027	240,000	251,470
2.50%, 01/18/2023	150,000	154,154
2.63%, 01/16/2024	850,000	884,994
3.00%, 10/04/2023	325,000	342,166
3.00%, 02/21/2024	504,000	533,197
4.38%, 01/24/2044	225,000	312,543
Series GMTN, 1.75%, 04/14/2022	1,125,000	1,128,127
Series GMTN, 1.75%, 09/14/2022	1,321,000	1,325,518
Series GMTN, 2.13%, 01/18/2022	500,000	505,270
Series GMTN, 2.63%, 04/19/2021	545,000	552,254
Series GMTN, 3.00%, 09/26/2022	1,000,000	1,039,550
Series GMTN, 3.88%, 10/28/2041	211,000	270,645
International Bank for Reconstruction & Development:
1.75%, 04/19/2023	250,000	251,042
2.00%, 01/26/2022	1,165,000	1,174,367
2.13%, 11/01/2020	200,000	200,586
2.13%, 07/01/2022	750,000	760,087
2.13%, 02/13/2023	850,000	864,178
2.50%, 03/19/2024	500,000	518,935
3.00%, 09/27/2023	250,000	263,260
Series GDIF, 1.38%, 05/24/2021	1,040,000	1,034,114
Series GDIF, 1.38%, 09/20/2021	200,000	198,812
Series GDIF, 1.50%, 08/28/2024	1,500,000	1,491,090
Series GDIF, 1.63%, 03/09/2021	775,000	773,636
Series GDIF, 1.63%, 02/10/2022	450,000	449,734
Series GDIF, 1.88%, 06/19/2023	1,250,000	1,260,825
Series GDIF, 2.13%, 12/13/2021	1,000,000	1,009,960
Series GDIF, 2.13%, 03/03/2025	360,000	369,029
Series GDIF, 2.25%, 06/24/2021	1,035,000	1,044,315
Series GDIF, 2.50%, 07/29/2025	1,695,000	1,774,089
Series GDIF, 3.13%, 11/20/2025	200,000	216,884
Security Description	Principal Amount	Value
Series GMTN, 4.75%, 02/15/2035	$1,350,000	$1,817,127
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	340,000	336,580
Series GMTN, 2.00%, 10/24/2022 (b)	234,000	236,684
Series GMTN, 2.25%, 01/25/2021	975,000	980,723
Series GMTN, 2.88%, 07/31/2023	160,000	167,322
Nordic Investment Bank:
2.25%, 02/01/2021	260,000	261,521
2.25%, 09/30/2021	150,000	151,517
2.25%, 05/21/2024	585,000	601,146
2.88%, 07/19/2023	300,000	313,662
		62,574,916
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
1.63%, 09/12/2021	1,100,000	1,097,118
Series GMTN, 1.75%, 03/10/2021	250,000	249,718
Series GMTN, 3.13%, 11/08/2021	200,000	205,592
Series MTN, 2.38%, 04/09/2021	215,000	216,810
Series MTN, 2.75%, 10/07/2020	200,000	201,640
		1,970,878
UNITED KINGDOM — 0.0% (a)
Ukraine Government AID Bonds 1.47%, 9/29/2021	200,000	198,900
URUGUAY — 0.1%
Uruguay Government International Bond:
4.13%, 11/20/2045	250,000	267,265
4.38%, 10/27/2027	200,000	219,716
4.38%, 01/23/2031	155,000	171,230
4.50%, 08/14/2024	395,000	426,655
4.98%, 04/20/2055	835,000	981,159
5.10%, 06/18/2050	506,000	602,494
7.63%, 03/21/2036	200,000	295,660
		2,964,179
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $160,028,925)		166,340,901
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.5%
Federal Home Loan Bank:
1.13%, 7/14/2021	4,985,000	4,933,555
1.38%, 2/18/2021	700,000	696,150

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.88%, 11/29/2021	$450,000	$451,931
2.63%, 10/1/2020	1,600,000	1,612,928
2.63%, 12/10/2021	130,000	132,616
3.25%, 11/16/2028	370,000	412,879
5.50%, 7/15/2036	1,240,000	1,804,126
3.00%, 10/12/2021	400,000	410,428
Federal Home Loan Mortgage Corp.:
1.13%, 8/12/2021	197,000	194,939
2.38%, 2/16/2021	5,000,000	5,040,550
2.38%, 1/13/2022	4,715,000	4,786,479
2.50%, 9/1/2028	197,312	199,786
2.50%, 10/1/2029	521,180	527,511
2.50%, 1/1/2031	628,620	637,063
2.50%, 5/1/2031	1,967,678	1,993,931
2.50%, 6/1/2031	754,000	764,060
2.50%, 11/1/2032	1,918,165	1,941,004
2.50%, 12/1/2032	1,502,287	1,520,174
2.50%, 2/1/2033	3,100,856	3,137,776
2.50%, 3/1/2033	5,318,431	5,379,003
2.50%, 9/1/2046	1,959,381	1,960,739
3.00%, 11/1/2027	2,041,180	2,091,060
3.00%, 2/1/2029	358,274	367,757
3.00%, 7/1/2029	359,904	369,270
3.00%, 9/1/2029	557,216	571,717
3.00%, 4/1/2030	538,684	552,723
3.00%, 12/1/2030	1,386,956	1,423,101
3.00%, 5/1/2031	1,116,777	1,145,265
3.00%, 9/1/2032	3,360,748	3,442,989
3.00%, 1/1/2033	1,359,474	1,392,742
3.00%, 5/1/2033	7,186,124	7,350,568
3.00%, 5/1/2035	3,085,033	3,177,406
3.00%, 7/1/2035	591,286	608,990
3.00%, 4/1/2036	1,253,144	1,291,911
3.00%, 3/1/2043	979,659	1,007,967
3.00% 4/1/2043	1,806,401	1,858,597
3.00% 7/1/2043	648,016	666,741
3.00%, 8/1/2043	286,679	294,962
3.00%, 9/1/2043	357,044	367,361
3.00%, 10/1/2043	295,320	303,853
3.00%, 6/1/2045	1,301,943	1,336,223
3.00% 8/1/2045	3,600,109	3,701,662
3.00%, 4/1/2046	2,244,314	2,299,254
3.00%, 9/1/2046	1,505,972	1,542,838
3.00%, 10/1/2046	8,287,627	8,490,504
3.00%, 11/1/2046	1,436,850	1,472,023
3.00% 12/1/2046	6,067,220	6,215,743
3.00%, 2/1/2047	3,945,546	4,042,131
3.00%, 7/1/2047	9,355,869	9,579,862
3.00%, 12/1/2047	10,892,186	11,112,957
3.00%, 1/1/2048	2,929,491	2,988,868
3.00%, 2/1/2048	6,678,605	6,813,972
3.00%, 3/1/2048	315,202	321,590
3.50%, 5/1/2026	469,790	486,879
3.50%, 1/1/2029	124,180	128,599
Security Description	Principal Amount	Value
3.50%, 11/1/2029	$402,529	$417,586
3.50%, 2/1/2030	186,245	194,600
3.50%, 3/1/2032	459,486	478,033
3.50%, 6/1/2033	1,579,024	1,633,529
3.50%, 1/1/2034	4,543,614	4,700,451
3.50%, 3/1/2038	1,710,188	1,776,003
3.50%, 5/1/2043	273,145	286,085
3.50% 8/1/2043	1,393,645	1,459,669
3.50%, 6/1/2044	372,455	388,750
3.50%, 8/1/2044	731,052	763,036
3.50%, 10/1/2044	425,310	443,917
3.50%, 11/1/2044	669,170	698,447
3.50%, 12/1/2044	697,621	728,142
3.50%, 1/1/2045	683,960	713,884
3.50%, 2/1/2045	931,057	971,791
3.50% 7/1/2045	8,841,068	9,278,104
3.50%, 10/1/2045	918,585	954,930
3.50% 12/1/2045	1,392,384	1,453,010
3.50%, 3/1/2046	1,968,697	2,048,220
3.50%, 5/1/2046	901,421	937,833
3.50%, 8/1/2046	4,730,894	4,917,760
3.50%, 9/1/2046	10,526,198	10,951,393
3.50%, 12/1/2046	1,263,055	1,314,075
3.50%, 4/1/2047	192,133	198,921
3.50%, 9/1/2047	9,119,917	9,442,099
3.50%, 10/1/2047	1,269,277	1,314,117
3.50%, 11/1/2047	481,217	498,218
3.50%, 12/1/2047	1,132,768	1,172,786
3.50%, 1/1/2048	2,869,717	2,971,096
3.50%, 2/1/2048	9,217,119	9,542,734
3.50%, 5/1/2048	6,359,405	6,537,025
3.50%, 6/1/2048	4,367,975	4,489,974
3.50%, 7/1/2048	2,958,107	3,040,727
3.50%, 11/1/2048	7,480,197	7,689,121
3.50%, 6/1/2049	9,673,394	9,933,134
4.00%, 4/1/2024	43,558	45,353
4.00%, 5/1/2025	34,357	35,852
4.00%, 6/1/2025	81,116	84,644
4.00%, 8/1/2025	19,616	20,469
4.00%, 9/1/2025	18,664	19,476
4.00%, 6/1/2026	196,063	204,629
4.00%, 7/1/2029	5,359,063	5,589,555
4.00%, 10/1/2040	242,804	259,785
4.00%, 12/1/2041	765,555	818,783
4.00%, 4/1/2042	511,884	547,474
4.00%, 6/1/2042	1,086,291	1,157,457
4.00% 5/1/2044	648,395	687,129
4.00%, 7/1/2044	986,776	1,045,725
4.00%, 12/1/2044	332,888	352,774
4.00%, 4/1/2045	751,177	793,302
4.00%, 5/1/2045	3,276,852	3,504,389
4.00%, 10/1/2045	1,170,416	1,236,052
4.00%, 1/1/2046	849,425	897,060
4.00%, 3/1/2046	609,316	646,534
4.00%, 9/1/2047	687,258	720,086

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/1/2047	$4,322,267	$4,528,728
4.00%, 12/1/2047	1,623,764	1,701,326
4.00%, 1/1/2048	2,543,442	2,664,935
4.00%, 4/1/2048	4,308,232	4,482,719
4.00% 5/1/2048	8,569,489	8,916,462
4.00%, 7/1/2048	6,647,557	6,916,694
4.00%, 10/1/2048	4,914,141	5,113,167
4.00%, 12/1/2048	6,129,319	6,377,473
4.50%, 10/1/2024	13,063	13,273
4.50%, 2/1/2039	2,344	2,543
4.50%, 6/1/2039	173,154	187,845
4.50%, 12/1/2039	145,115	157,428
4.50%, 6/1/2040	3,647	3,959
4.50%, 12/1/2040	530,514	575,872
4.50%, 4/1/2041	6,583	7,143
4.50%, 7/1/2041	372,839	404,548
4.50%, 8/1/2041	29,703	32,229
4.50%, 9/1/2041	147,946	160,529
4.50%, 10/1/2041	1,060,950	1,151,590
4.50%, 10/1/2043	18,006	19,431
4.50%, 8/1/2044	19,640	21,156
4.50%, 9/1/2044	448,676	483,306
4.50%, 4/1/2047	238,546	253,034
4.50%, 10/1/2047	211,904	224,774
4.50%, 12/1/2047	658,941	698,962
4.50% 1/1/2048	2,327,327	2,468,545
4.50%, 5/1/2048	2,571,938	2,716,293
4.50%, 7/1/2048	3,119,182	3,288,650
4.50%, 12/1/2048	2,482,318	2,617,184
4.50%, 3/1/2049	3,739,413	3,942,335
4.50%, 7/1/2049	13,812,715	14,597,992
5.00%, 11/1/2035	18,246	20,086
5.00% 12/1/2036	3,598	3,963
5.00% 2/1/2038	271,772	299,656
5.00% 3/1/2038	191,786	211,466
5.00%, 6/1/2038	45,797	50,479
5.00% 11/1/2038	378,035	416,856
5.00%, 1/1/2039	54,700	60,291
5.00%, 2/1/2039	126,570	139,502
5.00%, 3/1/2039	394,277	435,669
5.00%, 10/1/2039	36,688	40,437
5.00%, 7/1/2048	3,276,778	3,521,967
5.00%, 9/1/2048	724,683	778,902
5.00%, 11/1/2048	3,999,167	4,284,434
5.00%, 3/1/2049	1,666,412	1,786,160
5.50%, 2/1/2022	2,446	2,510
5.50%, 11/1/2026	37,268	40,527
5.50%, 6/1/2027	10,755	11,712
5.50%, 4/1/2028	17,035	18,537
5.50%, 7/1/2028	26,271	28,589
5.50%, 7/1/2033	748	841
5.50% 1/1/2037	131,742	148,782
5.50%, 9/1/2037	1,272	1,437
5.50%, 11/1/2037	7,098	8,019
5.50%, 1/1/2038	59,969	67,750
Security Description	Principal Amount	Value
5.50%, 4/1/2038	$215,381	$242,378
5.50% 7/1/2038	303,549	341,610
5.50%, 10/1/2038	5,537	6,232
5.50%, 11/1/2038	7,744	8,714
6.00%, 8/1/2031	8,013	9,093
6.00%, 3/1/2036	9,591	11,168
6.00%, 8/1/2036	55,756	64,494
6.00%, 1/1/2037	5,499	6,350
6.00%, 12/1/2037	5,133	5,940
6.00%, 10/1/2038	3,924	4,327
6.00%, 3/1/2040	3,037	3,526
6.00%, 5/1/2040	550,058	636,618
6.25%, 7/15/2032 (b)	2,866,000	4,234,515
6.50%, 11/1/2037	60,341	70,508
6.50%, 2/1/2038	9,874	10,874
6.50%, 9/1/2038	154,521	181,880
6.50%, 9/1/2039	78,672	92,213
6.75%, 3/15/2031	601,000	894,354
2.75%, 6/19/2023 (b)	645,000	671,361
Series GDIF, 6.75%, 9/15/2029 (b)	185,000	266,983
Series GMTN, 1.88%, 11/17/2020	165,000	165,172
Series K015, Class A2, 3.23%, 7/25/2021	964,799	975,480
Series K025, Class A1, 1.88%, 4/25/2022	222,927	221,863
Series K029, Class A1, 2.84%, 10/25/2022	254,621	256,918
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	1,055,738
Series K040, Class A2, 3.24%, 9/25/2024	700,000	738,317
Series K041, Class A2, 3.17%, 10/25/2024	750,000	789,476
Series K049, Class A2, 3.01%, 7/25/2025	350,000	367,498
Series K053, Class A2, 3.00%, 12/25/2025	350,000	368,052
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	1,035,331
Series K064, Class A2, 3.22%, 3/25/2027	800,000	858,196
Series K067, Class AM, 3.28%, 8/25/2027	500,000	536,152
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,609,494
Series K070, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,621,001
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	2,194,926
Series K078, Class A2, 3.85%, 6/25/2028	1,000,000	1,124,990
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,301,609
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,515,682

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series K086, Class A2, 3.86%, 11/25/2028 (d)	$799,999	$904,131
Series K087, Class A2, 3.77%, 12/25/2028	270,000	303,362
Series K092, Class A2, 3.30%, 4/25/2029	500,000	544,646
Series K093, Class A2, 2.98%, 5/25/2029	500,000	532,429
Series K094, Class A2, 2.90%, 6/25/2029	531,291	562,913
Series K723, Class A2, 2.45%, 8/25/2023	650,000	659,138
Series K730, Class A2, 3.59%, 1/25/2025 (d)	1,000,000	1,069,270
Series K735, Class A2, 2.86%, 5/25/2026	500,000	521,461
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	5,045,719
Series K030, Class A2, VRN, 3.25%, 4/25/2023 (d)	1,000,000	1,038,462
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (d)	666,667	775,045
Federal National Mortgage Association:
1.25%, 5/6/2021	454,000	450,377
1.25%, 8/17/2021	1,996,000	1,979,094
1.38%, 2/26/2021	1,160,000	1,153,701
1.38%, 10/7/2021	412,000	409,487
1.38%, 9/6/2022	3,000,000	2,978,940
1.50%, 11/30/2020	167,000	166,432
1.88%, 12/28/2020	250,000	250,245
1.88%, 4/5/2022	205,000	206,324
1.88%, 9/24/2026 (b)	1,074,000	1,086,598
2.00%, 1/5/2022	2,255,000	2,270,717
2.00%, 10/5/2022 (b)	1,200,000	1,213,452
2.13%, 4/24/2026	460,000	472,834
2.50%, 7/1/2028	582,259	589,263
2.50% 8/1/2028	874,878	885,403
2.50%, 10/1/2028	403,761	408,617
2.50%, 3/1/2029	1,490,920	1,507,305
2.50%, 2/1/2030	658,641	666,315
2.50%, 5/1/2030	1,033,709	1,047,062
2.50%, 7/1/2030	354,828	359,412
2.50%, 2/1/2031	1,244,503	1,260,580
2.50%, 8/1/2031	2,901,495	2,938,717
2.50%, 12/1/2032	2,398,926	2,426,288
2.50%, 1/1/2033	3,546,183	3,586,630
2.50%, 10/1/2042	407,572	408,184
2.63%, 9/6/2024	2,940,000	3,080,267
2.75%, 6/22/2021	1,000,000	1,017,550
2.88%, 10/30/2020	1,911,000	1,932,785
2.88%, 9/12/2023	1,350,000	1,415,394
3.00%, 8/1/2027	340,308	348,111
3.00%, 11/1/2028	663,832	681,478
3.00%, 6/1/2029	187,979	193,058
3.00% 8/1/2029	976,530	1,001,425
Security Description	Principal Amount	Value
3.00%, 9/1/2029	$393,032	$403,051
3.00%, 6/1/2030	576,869	591,600
3.00%, 9/1/2030	101,344	103,932
3.00%, 11/1/2030	232,703	238,645
3.00%, 12/1/2030	781,294	801,246
3.00%, 6/1/2032	5,150,353	5,273,632
3.00%, 10/1/2032	1,503,426	1,539,415
3.00%, 1/1/2033	1,047,347	1,072,417
3.00%, 2/1/2033	2,388,661	2,445,841
3.00%, 2/1/2034	4,139,402	4,232,105
3.00%, 2/1/2035	421,125	433,555
3.00%, 3/1/2035	340,367	350,388
3.00%, 2/1/2036	903,359	929,955
3.00%, 11/1/2036	2,104,946	2,169,070
3.00%, 1/1/2037	2,294,683	2,364,587
3.00%, 9/1/2037	2,280,569	2,347,127
3.00%, 1/1/2038	3,481,264	3,582,866
3.00%, 12/1/2042	540,545	556,556
3.00%, 1/1/2043	1,021,881	1,052,149
3.00%, 3/1/2043	1,129,111	1,161,133
3.00%, 4/1/2043	284,948	293,029
3.00% 5/1/2043	2,986,079	3,070,764
3.00% 6/1/2043	2,130,153	2,190,564
3.00% 7/1/2043	1,939,661	1,994,668
3.00%, 8/1/2043	872,415	898,255
3.00%, 2/1/2044	8,648,147	8,893,406
3.00%, 5/1/2045	7,207,167	7,411,560
3.00%, 8/1/2045	11,486,884	11,812,649
3.00%, 9/1/2045	983,553	1,008,930
3.00% 11/1/2045	2,242,950	2,300,823
3.00%, 5/1/2046	2,237,316	2,290,888
3.00%, 8/1/2046	2,468,000	2,527,096
3.00%, 9/1/2046	2,379,057	2,436,024
3.00%, 10/1/2046	879,838	900,906
3.00% 11/1/2046	7,037,693	7,228,591
3.00% 1/1/2047	7,037,672	7,206,188
3.00% 3/1/2047	8,336,611	8,550,851
3.00%, 7/1/2047	5,889,044	6,030,056
3.00%, 2/1/2048	7,844,430	7,999,576
3.50%, 10/1/2025	121,934	126,054
3.50%, 11/1/2025	147,993	152,995
3.50%, 3/1/2026	89,701	92,779
3.50%, 1/1/2027	470,558	486,461
3.50%, 5/1/2029	190,095	197,127
3.50%, 1/1/2030	332,261	344,552
3.50%, 3/1/2031	831,039	861,887
3.50%, 6/1/2033	3,324,514	3,438,062
3.50%, 6/1/2034	746,315	776,218
3.50%, 7/1/2034	1,382,034	1,437,408
3.50%, 11/1/2034	4,722,323	4,911,534
3.50%, 2/1/2037	718,469	745,957
3.50%, 2/1/2038	426,017	447,637
3.50%, 4/1/2038	3,088,472	3,196,544
3.50%, 5/1/2038	1,147,086	1,187,243
3.50%, 12/1/2040	815,226	857,620

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 5/1/2042	$1,676,134	$1,760,949
3.50%, 8/1/2042	616,053	647,227
3.50%, 10/1/2042	671,917	705,918
3.50%, 1/1/2043	226,706	238,178
3.50%, 5/1/2043	225,178	235,722
3.50%, 7/1/2043	824,996	863,624
3.50%, 1/1/2044	811,394	849,386
3.50%, 10/1/2044	589,620	615,084
3.50% 1/1/2045	1,009,228	1,052,812
3.50% 2/1/2045	21,322,581	22,401,547
3.50%, 4/1/2045	1,141,885	1,186,448
3.50% 8/1/2045	2,395,380	2,495,213
3.50% 11/1/2045	6,948,310	7,219,478
3.50% 12/1/2045	5,285,521	5,491,796
3.50%, 1/1/2046	1,780,954	1,850,458
3.50% 2/1/2046	6,168,285	6,410,616
3.50%, 10/1/2046	2,326,811	2,419,548
3.50% 5/1/2047	6,470,479	6,728,365
3.50%, 7/1/2047	3,228,242	3,379,396
3.50%, 10/1/2047	827,401	856,168
3.50% 11/1/2047	13,843,448	14,324,757
3.50% 1/1/2048	9,822,200	10,163,699
3.50% 2/1/2048	12,248,435	12,682,675
3.50%, 6/1/2048	6,258,208	6,429,287
3.50%, 8/1/2048	873,576	897,457
3.50%, 9/1/2048	2,757,689	2,835,565
3.50%, 7/1/2049	13,149,020	13,499,962
3.50%, 8/1/2049	8,935,619	9,175,233
4.00%, 1/1/2020	54	54
4.00%, 4/1/2024	66,541	69,250
4.00%, 1/1/2025	63,216	65,790
4.00%, 3/1/2026	51,940	54,184
4.00%, 12/1/2034	407,241	431,141
4.00%, 3/1/2037	1,317,958	1,388,052
4.00%, 3/1/2038	1,649,952	1,725,845
4.00%, 6/1/2038	1,250,775	1,308,296
4.00%, 9/1/2040	5,099,581	5,453,264
4.00% 12/1/2040	1,141,338	1,220,496
4.00%, 3/1/2041	865,452	925,112
4.00%, 12/1/2041	939,466	1,004,228
4.00%, 2/1/2042	235,240	251,456
4.00%, 10/1/2043	609,556	646,492
4.00%, 12/1/2043	85,679	90,871
4.00%, 5/1/2044	1,895,413	2,026,870
4.00%, 6/1/2044	566,089	599,587
4.00% 7/1/2044	598,240	633,640
4.00%, 9/1/2044	478,731	507,059
4.00% 10/1/2044	718,434	760,947
4.00%, 12/1/2044	635,803	673,426
4.00%, 1/1/2045	1,599,901	1,703,923
4.00%, 3/1/2045	530,287	559,717
4.00%, 5/1/2045	849,459	896,604
4.00%, 6/1/2045	1,385,616	1,467,608
4.00%, 7/1/2045	848,138	895,209
4.00%, 9/1/2045	1,270,462	1,340,972
Security Description	Principal Amount	Value
4.00%, 12/1/2045	$734,725	$775,502
4.00%, 4/1/2046	1,013,208	1,064,720
4.00%, 11/1/2046	694,562	729,874
4.00% 4/1/2047	18,861,645	19,763,547
4.00%, 7/1/2047	369,960	387,423
4.00%, 8/1/2047	1,522,951	1,594,839
4.00%, 12/1/2047	14,406,579	15,086,614
4.00%, 1/1/2048	5,478,702	5,737,314
4.00%, 2/1/2048	2,440,454	2,555,650
4.00%, 5/1/2048	409,891	426,247
4.00%, 6/1/2048	5,764,701	5,994,728
4.00%, 7/1/2048	3,279,274	3,414,291
4.00%, 8/1/2048	5,917,005	6,153,109
4.00%, 9/1/2048	7,219,391	7,507,464
4.00% 11/1/2048	6,185,148	6,435,989
4.00%, 3/1/2049	2,198,307	2,284,689
4.00%, 5/1/2049	5,673,594	5,896,539
4.00%, 7/1/2049	5,807,437	6,035,641
4.50% 4/1/2023	135,869	139,808
4.50%, 8/1/2023	232	236
4.50%, 4/1/2031	230,860	246,006
4.50%, 4/1/2039	508,785	551,679
4.50%, 4/1/2040	482,618	523,607
4.50%, 10/1/2040	289,625	314,223
4.50%, 2/1/2041	581,225	630,353
4.50%, 5/1/2041	297,217	322,459
4.50%, 1/1/2042	1,001,755	1,086,429
4.50%, 9/1/2043	223,355	240,891
4.50% 12/1/2043	678,880	732,182
4.50%, 1/1/2044	159,022	171,508
4.50%, 2/1/2044	339,044	365,664
4.50% 6/1/2044	810,423	874,133
4.50%, 3/1/2046	1,160,328	1,258,874
4.50%, 9/1/2047	414,210	439,111
4.50%, 11/1/2047	2,927,989	3,104,010
4.50%, 4/1/2048	1,669,792	1,759,359
4.50% 8/1/2048	10,307,468	10,884,604
4.50%, 11/1/2048	9,401,646	9,928,064
4.50%, 12/1/2048	2,884,438	3,045,944
4.50% 1/1/2049	7,326,653	7,734,815
5.00%, 7/1/2035	438,508	482,843
5.00%, 7/1/2040	207,999	229,286
5.00%, 1/1/2042	641,857	707,547
5.00%, 3/1/2042	572,782	631,403
5.00%, 12/1/2043	139,565	153,763
5.00%, 7/1/2044	405,797	440,288
5.00%, 6/1/2048	2,080,069	2,228,554
5.00%, 9/1/2048	2,862,040	3,066,345
5.50%, 7/1/2035	197,679	223,539
5.50% 6/1/2038	70,779	79,610
5.50%, 12/1/2038	208,354	235,278
5.50%, 12/1/2039	322,719	362,982
5.50%, 4/1/2040	226,039	252,294
5.50%, 9/1/2040	26,868	30,220
5.50%, 7/1/2041	355,944	401,710

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 5/1/2044	$4,280,311	$4,840,251
6.00%, 2/1/2037	185,940	211,770
6.00%, 10/1/2039	252,674	292,567
6.00%, 4/1/2040	344,365	401,570
6.25%, 5/15/2029	80,000	110,563
6.63%, 11/15/2030	1,849,000	2,708,193
7.13%, 1/15/2030	325,000	482,076
7.25%, 5/15/2030	1,125,000	1,695,622
TBA, 2.50%, 10/1/2034 (h)	19,500,000	19,667,895
TBA, 2.50%, 10/1/2049 (h)	3,000,000	2,985,375
TBA, 3.00%, 10/1/2034 (h)	12,525,000	12,799,673
TBA, 3.00%, 10/1/2049 (h)	27,650,000	28,059,220
TBA, 3.50%, 10/1/2034 (h)	3,150,000	3,257,604
TBA, 3.50%, 10/1/2049 (h)	19,400,000	19,895,282
TBA, 4.00%, 10/1/2049 (h)	32,050,000	33,251,875
TBA, 4.50%, 10/1/2049 (h)	2,650,000	2,789,708
TBA, 5.00%, 10/1/2049 (h)	7,000,000	7,497,980
Series 2013-M12, Class APT, 2.48%, 3/25/2023 (d)	585,991	593,630
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	317,081	334,837
Series 2016-M4, Class AL, 3.27%, 1/25/2039	197,368	212,949
Series 2017-M8, Class A1, 2.65%, 5/25/2027	543,251	554,083
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	600,000	634,524
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	750,000	787,056
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (d)	861,702	952,701
Series 2019-M18, Class A2, 2.47%, 7/25/2029	2,000,000	2,032,329
Series 2019-M5, Class A2, 3.27%, 1/25/2029	500,000	541,486
Series 2019-M9, Class A2, 2.94%, 4/25/2029	750,000	793,071
Series 2013-M14, Class APT, VRN, 2.71%, 4/25/2023 (d)	436,470	445,062
Series 2014-M2, Class A2, VRN, 3.51%, 12/25/2023 (d)	793,070	837,464
Series 2017-M15, Class ATS2, VRN, 3.20%, 11/25/2027 (d)	700,000	748,754
Series 2018-M1, Class A2, VRN, 3.08%, 12/25/2027 (d)	130,000	137,350
Series 2018-M5, Class A2, VRN, 3.56%, 9/25/2021 (d)	208,191	210,476
Government National Mortgage Association:
2.50%, 2/20/2043	2,389,039	2,422,425
3.00% 12/15/2042	717,494	741,482
3.00% 12/20/2042	1,306,341	1,350,500
Security Description	Principal Amount	Value
3.00%, 2/20/2043	$1,204,616	$1,245,336
3.00%, 4/20/2043	1,186,130	1,226,760
3.00%, 6/20/2043	807,801	835,472
3.00%, 11/20/2044	931,353	961,377
3.00%, 12/20/2044	419,694	433,224
3.00%, 3/20/2045	472,872	487,737
3.00%, 4/20/2045	724,396	747,169
3.00%, 8/20/2045	1,033,659	1,066,154
3.00%, 1/20/2046	581,780	600,069
3.00%, 4/20/2046	1,150,003	1,184,851
3.00%, 5/20/2046	2,507,268	2,583,246
3.00%, 9/20/2046	2,219,628	2,286,891
3.00%, 10/20/2046	7,875,768	8,114,430
3.00%, 11/20/2046	1,243,807	1,281,498
3.00%, 1/20/2047	2,156,752	2,222,109
3.00%, 6/20/2047	770,451	791,566
3.00%, 7/20/2047	6,901,763	7,090,906
3.00%, 10/20/2047	4,903,881	5,038,272
3.00%, 11/20/2047	3,209,330	3,297,281
3.00%, 12/20/2047	2,863,811	2,942,293
3.00%, 1/20/2048	2,598,536	2,669,749
3.00%, 2/20/2048	3,039,459	3,122,756
3.00%, 3/20/2048	11,836,045	12,160,413
3.50%, 2/15/2042	757,304	796,120
3.50%, 6/20/2042	718,764	757,043
3.50%, 1/20/2043	2,852,756	3,004,688
3.50%, 4/15/2043	179,240	188,716
3.50%, 4/20/2043	727,903	766,669
3.50%, 7/20/2043	1,798,277	1,888,399
3.50%, 10/20/2043	350,971	368,560
3.50%, 12/20/2043	153,237	160,916
3.50%, 1/20/2044	314,592	330,358
3.50%, 3/20/2044	298,752	313,678
3.50%, 6/20/2044	3,678,011	3,861,763
3.50%, 9/20/2044	4,784,002	5,023,009
3.50%, 10/20/2044	582,304	611,396
3.50%, 12/20/2044	443,879	466,055
3.50%, 2/20/2045	340,993	358,029
3.50%, 3/20/2045	404,630	422,740
3.50% 4/20/2045	2,513,519	2,632,164
3.50%, 6/20/2045	2,400,194	2,507,624
3.50%, 10/20/2045	10,213,346	10,670,484
3.50%, 11/20/2045	240,718	251,492
3.50%, 1/20/2046	3,126,517	3,266,456
3.50%, 3/20/2046	2,009,867	2,097,204
3.50%, 4/20/2046	11,450,743	11,948,327
3.50%, 5/20/2046	1,802,137	1,880,447
3.50%, 10/20/2046	1,097,177	1,144,855
3.50%, 2/20/2047	5,579,768	5,822,233
3.50%, 3/20/2047	1,208,771	1,256,644
3.50%, 5/20/2047	1,242,826	1,292,048
3.50%, 6/20/2047	757,866	787,881
3.50%, 8/20/2047	1,113,700	1,157,808
3.50%, 9/20/2047	1,204,191	1,251,883
3.50%, 10/20/2047	776,433	807,184

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/20/2047	$3,932,961	$4,088,725
3.50%, 12/20/2047	5,440,699	5,656,177
3.50%, 1/20/2048	19,475,004	20,246,309
3.50%, 2/20/2048	4,866,811	5,059,560
3.50%, 3/20/2048	8,568,529	8,878,168
3.50%, 4/20/2048	5,016,774	5,198,065
3.50%, 6/20/2048	2,974,340	3,081,823
3.50%, 8/20/2048	2,241,037	2,322,021
3.50%, 2/20/2049	1,619,716	1,678,248
3.50%, 9/20/2049	5,000,000	5,188,792
4.00%, 4/15/2040	629,302	667,864
4.00%, 6/15/2040	39,786	42,224
4.00%, 3/20/2044	112,650	119,366
4.00%, 4/20/2044	567,107	600,917
4.00%, 6/20/2044	241,511	255,909
4.00%, 8/20/2044	251,857	266,872
4.00%, 9/20/2044	441,324	467,635
4.00%, 10/20/2044	230,819	244,579
4.00%, 12/20/2044	561,466	594,940
4.00%, 2/20/2045	398,701	422,471
4.00%, 5/15/2045	574,749	609,644
4.00%, 7/20/2045	2,934,473	3,103,635
4.00%, 8/20/2045	398,901	421,897
4.00%, 9/20/2045	7,482,119	7,913,437
4.00%, 10/20/2045	574,306	607,413
4.00%, 11/20/2045	2,064,646	2,183,666
4.00%, 5/20/2046	132,704	139,481
4.00%, 3/20/2047	1,351,679	1,417,604
4.00%, 4/20/2047	533,032	559,030
4.00%, 6/20/2047	3,858,409	4,046,594
4.00%, 7/20/2047	1,081,214	1,133,948
4.00%, 8/20/2047	1,708,017	1,791,322
4.00%, 9/20/2047	716,589	751,539
4.00%, 12/20/2047	6,345,218	6,654,691
4.00%, 2/20/2048	5,895,602	6,183,146
4.00%, 7/20/2048	1,189,613	1,237,979
4.00%, 8/20/2048	9,356,130	9,736,519
4.00%, 9/20/2048	2,489,815	2,591,043
4.00%, 5/20/2049	4,938,339	5,149,872
4.00%, 7/20/2049	10,944,876	11,413,699
4.50%, 6/15/2039	35,011	37,822
4.50%, 7/15/2039	147,025	158,829
4.50%, 4/15/2040	531,388	569,875
4.50% 6/15/2040	312,486	335,119
4.50%, 3/15/2041	173,520	186,087
4.50%, 6/15/2041	154,757	165,829
4.50%, 9/20/2041	147,682	158,598
4.50%, 12/15/2041	37,121	39,776
4.50%, 1/15/2042	120,313	129,973
4.50%, 10/20/2043	97,988	105,357
4.50%, 4/20/2044	253,251	272,297
4.50%, 11/20/2044	545,105	584,095
4.50%, 12/20/2044	164,912	176,708
4.50%, 7/20/2045	3,433,569	3,679,166
4.50%, 8/20/2045	308,667	330,746
Security Description	Principal Amount	Value
4.50%, 9/20/2045	$150,551	$161,319
4.50%, 10/20/2045	557,708	597,600
4.50%, 4/20/2046	306,491	328,413
4.50%, 9/20/2047	351,121	369,714
4.50%, 11/20/2047	1,610,595	1,695,884
4.50%, 12/20/2047	1,404,553	1,478,931
4.50%, 1/20/2048	1,301,451	1,370,369
4.50%, 6/20/2048	4,245,873	4,432,662
4.50%, 8/20/2048	6,575,464	6,864,739
4.50%, 7/20/2049	5,968,214	6,297,020
5.00%, 12/15/2038	172,023	193,132
5.00% 4/15/2039	340,256	375,332
5.00%, 5/15/2039	32,207	35,155
5.00%, 11/20/2041	840,209	910,963
5.00%, 5/20/2044	162,501	177,553
5.00%, 11/20/2044	194,478	212,643
5.00%, 1/20/2048	1,501,238	1,588,579
5.00%, 5/20/2048	2,192,429	2,312,595
5.00%, 7/20/2048	311,365	327,905
5.00%, 9/20/2048	1,696,645	1,786,773
5.00%, 11/20/2048	2,200,012	2,316,880
5.50%, 6/15/2038	225,450	244,963
5.50%, 7/15/2038	273,676	305,796
5.50%, 2/15/2039	45,934	52,608
5.50%, 5/20/2044	252,388	287,520
6.00%, 1/15/2038	22,413	25,403
6.00%, 4/15/2038	76,911	88,637
6.00%, 6/15/2041	120,297	141,875
TBA, 3.00%, 10/1/2049 (h)	20,625,000	21,158,981
TBA, 3.50%, 10/1/2049 (h)	8,291,716	8,589,306
TBA, 4.00%, 10/1/2049 (h)	12,975,000	13,492,054
TBA, 4.50%, 10/1/2049 (h)	12,400,000	12,957,256
TBA, 5.00%, 10/1/2049 (h)	8,600,000	9,065,776
Iraq Government AID Bond 2.15%, 1/18/2022	1,080,000	1,089,472
Tennessee Valley Authority:
2.88%, 9/15/2024	475,000	500,864
4.63%, 9/15/2060	34,000	49,275
5.25%, 9/15/2039	566,000	800,624
5.88%, 4/1/2036	128,000	185,578
7.13%, 5/1/2030	66,000	97,506
Series A, 2.88%, 2/1/2027	236,000	251,102
Series B, 4.70%, 7/15/2033	350,000	448,438
Series E, 6.75%, 11/1/2025	115,000	147,532
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,362,200,688)		1,388,344,089
U.S. TREASURY OBLIGATIONS — 39.2%
Treasury Bonds:
2.25%, 8/15/2046	2,506,000	2,569,825
2.25%, 8/15/2049	16,600,000	17,074,656
2.50%, 2/15/2045	3,399,000	3,657,643
2.50%, 2/15/2046	3,681,800	3,964,263
2.50%, 5/15/2046	2,850,000	3,069,539

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 8/15/2042	$5,251,000	$5,895,068
2.75%, 11/15/2042	19,282,000	21,638,019
2.75%, 8/15/2047	7,400,000	8,374,719
2.75%, 11/15/2047	17,200,000	19,481,687
2.88%, 5/15/2043	1,900,000	2,178,469
2.88%, 8/15/2045	3,700,000	4,263,672
2.88%, 11/15/2046	2,109,700	2,441,318
2.88%, 5/15/2049	25,500,000	29,739,375
3.00%, 11/15/2044	1,464,000	1,719,971
3.00%, 5/15/2045	200,000	235,500
3.00%, 11/15/2045	2,900,000	3,420,641
3.00%, 2/15/2047	6,450,000	7,645,266
3.00%, 5/15/2047	10,200,000	12,085,406
3.00%, 2/15/2048	13,150,000	15,611,516
3.00%, 8/15/2048	20,450,000	24,319,523
3.00%, 2/15/2049	7,925,000	9,449,324
3.13%, 11/15/2041	2,518,000	3,000,748
3.13%, 2/15/2042	2,197,000	2,619,579
3.13%, 2/15/2043	1,240,000	1,478,894
3.13%, 8/15/2044	2,078,000	2,490,028
3.13%, 5/15/2048	14,000,000	17,016,562
3.38%, 5/15/2044	2,164,000	2,695,871
3.38%, 11/15/2048	9,500,000	12,105,078
3.50%, 2/15/2039	700,000	876,859
3.63%, 8/15/2043	3,950,000	5,094,266
3.63%, 2/15/2044	1,940,000	2,508,056
3.75%, 8/15/2041	150,000	195,469
3.75%, 11/15/2043	3,762,000	4,948,206
3.88%, 8/15/2040	150,000	198,305
4.25%, 11/15/2040	400,000	555,125
4.38%, 2/15/2038	2,235,000	3,099,316
4.38%, 11/15/2039	500,000	701,328
4.38%, 5/15/2040	10,350,000	14,556,305
4.38%, 5/15/2041	1,500,000	2,120,391
4.50%, 2/15/2036	502,000	692,133
4.50%, 5/15/2038	5,000,000	7,047,656
4.63%, 2/15/2040	56,470,000	81,740,325
4.75%, 2/15/2037	546,000	782,486
4.75%, 2/15/2041	5,400,000	7,983,562
5.25%, 11/15/2028	262,000	341,255
5.25%, 2/15/2029	250,000	327,539
5.50%, 8/15/2028	452,000	594,945
6.13%, 11/15/2027	686,000	919,347
6.25%, 8/15/2023	300,000	352,500
6.50%, 11/15/2026	1,054,000	1,399,020
6.88%, 8/15/2025	50,000	64,742
7.13%, 2/15/2023	524,000	618,770
7.50%, 11/15/2024	6,100,000	7,874,242
7.88%, 2/15/2021	172,000	186,116
Treasury Notes:
1.13%, 2/28/2021	6,700,000	6,641,898
1.13%, 6/30/2021	400,000	396,047
1.13%, 8/31/2021	6,000,000	5,939,766
1.13%, 9/30/2021	3,199,600	3,166,979
1.25%, 3/31/2021	4,105,600	4,076,091
Security Description	Principal Amount	Value
1.25%, 10/31/2021	$1,950,000	$1,934,309
1.25%, 8/31/2024 (b)	5,100,000	5,029,078
1.38%, 1/31/2021	3,300,000	3,282,727
1.38%, 4/30/2021	6,624,000	6,587,775
1.38%, 5/31/2021	600,000	596,648
1.38%, 6/30/2023	4,000,000	3,970,938
1.38%, 8/31/2026	3,000,000	2,951,719
1.50%, 8/31/2021 (b)	17,350,000	17,300,525
1.50%, 1/31/2022	850,000	847,742
1.50%, 8/15/2022	16,400,000	16,362,844
1.50%, 9/15/2022	1,050,000	1,048,031
1.50%, 2/28/2023	23,770,000	23,706,861
1.50%, 3/31/2023	1,796,000	1,791,931
1.50%, 9/30/2024	33,000,000	32,920,078
1.50%, 8/15/2026	2,392,000	2,372,939
1.63%, 11/30/2020	2,000,000	1,996,016
1.63%, 6/30/2021	22,775,000	22,750,090
1.63%, 8/15/2022	1,972,000	1,974,619
1.63%, 8/31/2022	9,000,000	9,008,437
1.63%, 11/15/2022	3,964,000	3,969,884
1.63%, 4/30/2023	1,100,000	1,101,719
1.63%, 5/31/2023	884,000	885,796
1.63%, 10/31/2023	4,730,000	4,740,716
1.63%, 5/15/2026	300,000	300,141
1.63%, 8/15/2029 (b)	30,000,000	29,864,062
1.75%, 10/31/2020	1,900,000	1,898,738
1.75%, 11/15/2020	9,825,000	9,817,708
1.75%, 12/31/2020	1,000,000	999,453
1.75%, 7/31/2021	24,300,000	24,336,070
1.75%, 3/31/2022	500,000	501,914
1.75%, 5/15/2022	3,432,000	3,445,674
1.75%, 5/31/2022	3,650,000	3,663,973
1.75%, 6/15/2022	8,075,000	8,111,590
1.75%, 6/30/2022	8,450,000	8,487,629
1.75%, 7/15/2022	16,700,000	16,767,844
1.75%, 9/30/2022	2,470,000	2,482,350
1.75%, 1/31/2023	2,100,000	2,111,156
1.75%, 5/15/2023	3,610,000	3,631,152
1.75%, 6/30/2024	21,700,000	21,886,484
1.75%, 7/31/2024	13,050,000	13,167,246
1.88%, 1/31/2022	5,399,600	5,429,973
1.88%, 2/28/2022	3,750,000	3,772,266
1.88%, 3/31/2022	2,600,000	2,617,672
1.88%, 4/30/2022	4,850,000	4,882,965
1.88%, 7/31/2022	8,200,000	8,262,141
1.88%, 8/31/2022	2,330,000	2,349,659
1.88%, 9/30/2022	14,900,000	15,032,703
1.88%, 10/31/2022	47,000	47,415
1.88%, 8/31/2024	2,150,000	2,181,914
1.88%, 6/30/2026	16,500,000	16,773,281
2.00%, 11/30/2020	3,300,000	3,307,219
2.00%, 1/15/2021	9,900,000	9,926,684
2.00%, 2/28/2021	518,000	519,781
2.00%, 5/31/2021	300,000	301,406
2.00%, 8/31/2021	1,913,600	1,925,336

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 10/31/2021	$2,800,000	$2,819,688
2.00%, 11/15/2021	1,103,800	1,112,079
2.00%, 12/31/2021	6,275,000	6,326,475
2.00%, 2/15/2022	780,000	787,191
2.00%, 10/31/2022	31,400,000	31,790,047
2.00%, 11/30/2022	5,045,000	5,108,851
2.00%, 2/15/2023	9,040,000	9,163,594
2.00%, 5/31/2024	2,500,000	2,550,391
2.00%, 6/30/2024	1,125,000	1,146,973
2.00%, 2/15/2025	3,206,000	3,274,127
2.00%, 8/15/2025	200,000	204,453
2.13%, 1/31/2021	650,000	652,945
2.13%, 5/31/2021	16,850,000	16,964,527
2.13%, 6/30/2021	1,000,000	1,007,461
2.13%, 8/15/2021	3,201,600	3,227,488
2.13%, 9/30/2021	475,000	479,397
2.13%, 12/31/2021	809,800	818,594
2.13%, 5/15/2022	14,192,000	14,379,379
2.13%, 6/30/2022	500,000	507,266
2.13%, 12/31/2022	3,000,000	3,051,562
2.13%, 11/30/2023	2,000,000	2,044,219
2.13%, 2/29/2024	4,000,000	4,095,313
2.13%, 3/31/2024	1,200,000	1,229,063
2.13%, 7/31/2024	2,600,000	2,666,828
2.13%, 9/30/2024	1,550,000	1,590,930
2.13%, 11/30/2024	7,000,000	7,189,219
2.13%, 5/15/2025	4,549,000	4,678,362
2.13%, 5/31/2026	26,600,000	27,447,875
2.25%, 2/15/2021	10,900,000	10,971,957
2.25%, 3/31/2021	21,483,600	21,642,209
2.25%, 4/30/2021	6,000,000	6,048,281
2.25%, 7/31/2021	800,000	808,063
2.25%, 4/15/2022	14,400,000	14,626,125
2.25%, 12/31/2023	1,854,000	1,905,564
2.25%, 1/31/2024	3,600,000	3,702,375
2.25%, 4/30/2024	20,850,000	21,480,387
2.25%, 10/31/2024	10,000,000	10,328,125
2.25%, 11/15/2024	12,344,000	12,750,002
2.25%, 12/31/2024	15,000,000	15,505,078
2.25%, 11/15/2025	1,400,000	1,452,063
2.25%, 3/31/2026	550,000	571,527
2.25%, 2/15/2027	9,176,000	9,573,149
2.25%, 8/15/2027	6,600,000	6,900,094
2.25%, 11/15/2027	19,050,000	19,931,062
2.38%, 12/31/2020	2,542,000	2,559,973
2.38%, 3/15/2021	10,000,000	10,089,453
2.38%, 4/15/2021	6,925,000	6,991,274
2.38%, 3/15/2022	23,500,000	23,947,969
2.38%, 1/31/2023	14,900,000	15,279,484
2.38%, 2/29/2024	13,250,000	13,709,609
2.38%, 8/15/2024	2,955,000	3,065,812
2.38%, 4/30/2026	13,300,000	13,927,594
2.38%, 5/15/2027	12,600,000	13,277,250
2.38%, 5/15/2029	27,900,000	29,635,031
2.50%, 12/31/2020	23,300,000	23,500,234
Security Description	Principal Amount	Value
2.50%, 1/31/2021	$22,150,000	$22,356,791
2.50%, 2/28/2021	20,100,000	20,307,281
2.50%, 1/15/2022	18,000,000	18,348,750
2.50%, 2/15/2022	34,600,000	35,300,110
2.50%, 3/31/2023	7,300,000	7,529,836
2.50%, 8/15/2023	2,308,000	2,388,239
2.50%, 1/31/2024	20,700,000	21,502,125
2.50%, 5/15/2024	9,694,000	10,094,635
2.50%, 1/31/2025	15,650,000	16,382,371
2.50%, 2/28/2026	15,000,000	15,806,250
2.63%, 11/15/2020	5,696,000	5,747,175
2.63%, 5/15/2021	6,900,000	6,999,727
2.63%, 6/15/2021	6,000,000	6,091,875
2.63%, 7/15/2021	6,050,000	6,148,549
2.63%, 12/15/2021	10,025,000	10,245,863
2.63%, 2/28/2023	14,050,000	14,535,164
2.63%, 6/30/2023	8,700,000	9,032,367
2.63%, 12/31/2023	12,200,000	12,727,078
2.63%, 3/31/2025	3,210,000	3,384,293
2.63%, 12/31/2025	11,000,000	11,660,000
2.63%, 1/31/2026	48,000,000	50,910,000
2.63%, 2/15/2029	5,650,000	6,116,125
2.75%, 11/30/2020	5,700,000	5,761,230
2.75%, 8/15/2021	6,350,000	6,475,016
2.75%, 9/15/2021	6,300,000	6,435,105
2.75%, 4/30/2023	23,400,000	24,350,625
2.75%, 5/31/2023	30,350,000	31,611,422
2.75%, 7/31/2023	5,550,000	5,791,512
2.75%, 8/31/2023	17,100,000	17,861,484
2.75%, 11/15/2023	10,383,000	10,867,270
2.75%, 2/15/2024	4,618,000	4,847,457
2.75%, 2/28/2025	10,000,000	10,602,344
2.75%, 6/30/2025	10,500,000	11,160,352
2.75%, 8/31/2025	6,600,000	7,025,391
2.75%, 2/15/2028	5,550,000	6,026,086
2.88%, 10/15/2021	7,050,000	7,222,395
2.88%, 11/15/2021	10,000,000	10,254,687
2.88%, 9/30/2023	14,100,000	14,809,406
2.88%, 10/31/2023	7,750,000	8,147,793
2.88%, 11/30/2023	11,750,000	12,365,957
2.88%, 4/30/2025	2,100,000	2,243,391
2.88%, 5/31/2025	10,200,000	10,903,641
2.88%, 7/31/2025	7,050,000	7,548,457
2.88%, 11/30/2025	10,000,000	10,738,281
2.88%, 5/15/2028	12,950,000	14,214,648
2.88%, 8/15/2028	13,300,000	14,623,766
3.00%, 9/30/2025	5,200,000	5,612,750
3.00%, 10/31/2025	25,000,000	27,009,766
3.13%, 5/15/2021	348,400	356,076
3.13%, 11/15/2028	13,100,000	14,708,844
3.63%, 2/15/2021	11,356,000	11,642,562
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,827,058,064)		1,907,502,585

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	$100,000	$101,194
Series S1, 7.04%, 4/1/2050	100,000	167,967
California, State General Obligation:
2.80%, 4/1/2021	135,000	136,964
3.38%, 4/1/2025	155,000	164,590
3.50%, 4/1/2028	200,000	218,160
4.50%, 4/1/2033	250,000	284,290
4.60%, 4/1/2038	150,000	167,136
7.30%, 10/1/2039	1,395,000	2,183,398
7.35%, 11/1/2039	110,000	172,821
7.50%, 4/1/2034	275,000	423,794
7.55%, 4/1/2039	297,000	491,375
7.63%, 3/1/2040	90,000	147,672
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	114,069
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	239,327
6.60%, 7/1/2050	260,000	431,582
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	195,486
6.76%, 7/1/2034	250,000	351,530
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	367,117
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	170,051
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	590,265
Series AQ, 4.77%, 5/15/2115	75,000	96,662
Series AX, 3.06%, 7/1/2025	100,000	105,008
Series BD, 3.35%, 7/1/2029	300,000	327,831
		7,648,289
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	118,005
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	174,000	240,141
6.66%, 4/1/2057	98,000	139,769
7.06%, 4/1/2057	299,000	421,405
		801,315
Security Description	Principal Amount	Value
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	$500,000	$632,145
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	98,278
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	101,478
City of Chicago IL:
Series B, 6.31%, 1/1/2044	100,000	109,986
Series B, 7.38%, 1/1/2033	35,000	41,738
Series B, 7.75%, 1/1/2042	41,000	52,741
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	116,844
Series A, 4.79%, 1/1/2048	100,000	124,715
Series B, 3.82%, 1/1/2048	100,000	108,503
State of Illinois:
4.95%, 6/1/2023	261,818	274,068
5.10%, 6/1/2033	670,000	725,704
7.35%, 7/1/2035	500,000	609,540
		2,995,740
KANSAS — 0.0% (a)
Kansas Development Finance Authority, Revenue 4.93%, 4/15/2045	50,000	65,097
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	120,352
5.46%, 12/1/2039	400,000	533,608
Series H, 2.90%, 9/1/2049	65,000	63,342
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	69,336
		786,638
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	127,423
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	190,000	211,196
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029 (g)	275,000	351,285
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	104,403

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	$325,000	$509,776
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	279,827
Series P, 3.92%, 5/1/2119	100,000	100,062
		1,345,353
NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	308,454
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	132,026
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	112,354
Series A2, 5.21%, 10/1/2031	100,000	120,743
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	217,380
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	132,707
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	277,003
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	350,000	411,540
4.93%, 10/1/2051	220,000	297,433
Series 192, 4.81%, 10/15/2065	150,000	198,177
Series 20, 4.23%, 10/15/2057	125,000	149,948
Series 21, 3.29%, 8/1/2069	500,000	494,575
		2,852,340
OHIO — 0.0% (a)
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	129,728
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	357,902
		487,630
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (g)	100,000	120,371
PENNSYLVANIA — 0.0% (a)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	103,123
Security Description	Principal Amount	Value
State Public School Building Authority, Revenue 5.00%, 9/15/2027	$95,000	$111,618
		214,741
SOUTH CAROLINA — 0.0% (a)
California, State Public Service Authority, Revenue Series D, 2.39%, 12/1/2023	100,000	100,586
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,987
TEXAS — 0.0% (a)
City of Houston TX:
3.96%, 3/1/2047	700,000	812,805
6.29%, 3/1/2032	100,000	124,579
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	236,260
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	100,606
Series A, 3.14%, 11/1/2045	100,000	101,305
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	81,852
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	106,418
Texas, State General Obligation 5.52%, 4/1/2039	100,000	138,153
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	135,362
University of Texas System, Revenue Series A, 3.35%, 8/15/2047	100,000	108,654
		1,945,994
VIRGINIA — 0.0% (a)
University of Virginia, Revenue Series A, 3.23%, 9/1/2119	350,000	344,313
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	264,212
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	170,270
TOTAL MUNICIPAL BONDS & NOTES (Cost $18,343,343)		20,610,500

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 1.2%
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	$430,000	$450,810
BANK 2017-BNK7 Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	316,828
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (d)	390,000	442,048
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	286,660	325,797
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	461,819
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	547,456
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2061	2,000,000	2,089,234
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	544,294
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	695,000	767,873
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	390,894
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	341,638
Series 2019-B11, Class A5, 3.54%, 5/15/2052	500,000	543,785
Series 2019-B13, Class A4, 2.95%, 8/15/2057 (f)	1,000,000	1,036,047
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	384,653
CD Mortgage Trust:
Series 2017-CD6, Class A5, 3.46%, 11/13/2050	255,000	273,377
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,547,634
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	378,590
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	485,082	496,762
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	527,208
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,299,730
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	536,730
Security Description	Principal Amount	Value
Series 2019-GC41, 2.87%, 8/10/2056	$1,500,000	$1,549,151
COMM Mortgage Trust:
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	488,940	497,447
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,552,900
Series 2013-CR13, Class A4, 4.19%, 11/10/2046 (d)	400,000	430,893
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	330,676	341,342
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	534,127
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	531,250
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	536,776
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	455,000	481,630
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	701,642
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,130,998
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	532,434
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	539,279
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	500,000	574,851
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (d)	500,000	564,624
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	1,038,946
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,692,372
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	1,000,000	1,067,788
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	535,198
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	534,755
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	1,042,023
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	839,230
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	149,362	151,814
Series 2013-C10, Class A5, 3.14%, 12/15/2047	498,563	512,768
Series 2013-C16, Class AS, 4.52%, 12/15/2046	1,000,000	1,081,465

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (d)	$1,250,000	$1,368,026
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	500,000	528,210
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,605,100
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	534,802
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (d)	500,000	531,283
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class ASB, 3.49%, 3/15/2050	500,000	529,694
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class A3, 3.96%, 8/15/2046	479,162	507,436
Series 2013-C7, Class B, 3.77%, 2/15/2046	500,000	515,402
Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	526,959
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	860,281
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	1,066,290
Series 2016-C29, Class A2, 2.79%, 5/15/2049	450,000	451,813
Series 2013-C10, Class A3, VRN, 4.10%, 7/15/2046 (d)	473,444	501,222
Morgan Stanley Capital I Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	809,143
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	500,000	531,189
Series 2018-H3, Class A5, 4.18%, 7/15/2051	500,000	565,323
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	350,322
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	543,473
Series 2018-C10, Class A4, 4.31%, 5/15/2051	500,000	569,544
Series 2018-C14, Class A3, 4.18%, 12/15/2051	1,500,000	1,698,560
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	332,814
Security Description	Principal Amount	Value
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	$400,000	$411,858
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	532,433
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	543,000	568,626
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,448,690
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	538,010
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	322,201
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	531,326
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	563,825
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	897,461
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	1,030,959
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/2044	320,000	328,317
Series 2012-C9, Class A3, 2.87%, 11/15/2045	174,549	178,392
Series 2013-C12, Class ASB, 2.84%, 3/15/2048	254,550	257,124
Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	682,221
Series 2013-C16, Class B, VRN, 5.19%, 9/15/2046 (d)	2,000,000	2,172,036
Series 2014-LC14, Class B, VRN, 4.91%, 3/15/2047 (d)	500,000	540,357
TOTAL MORTGAGE-BACKED SECURITIES (Cost $56,189,101)		58,629,632
Shares
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (i) (j)	190,524,218	190,543,270

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (k) (l)	42,096,414	$42,096,414
TOTAL SHORT-TERM INVESTMENTS (Cost $232,639,684)		232,639,684
TOTAL INVESTMENTS — 104.0% (Cost $4,882,997,257)		5,065,628,567
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(196,884,300)
NET ASSETS — 100.0%		$4,868,744,267
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	Security, or a portion of the security has been designated as collateral for TBA securities.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2019.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.

BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
IO	Interest Only
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,270,539,827	$—	$1,270,539,827
Asset-Backed Securities	—	21,021,349	—	21,021,349
Foreign Government Obligations	—	166,340,901	—	166,340,901
U.S. Government Agency Obligations	—	1,388,344,089	—	1,388,344,089
U.S. Treasury Obligations	—	1,907,502,585	—	1,907,502,585
Municipal Bonds & Notes	—	20,610,500	—	20,610,500
Mortgage-Backed Securities	—	58,629,632	—	58,629,632
Short-Term Investments	232,639,684	—	—	232,639,684
TOTAL INVESTMENTS	$232,639,684	$4,832,988,883	$—	$5,065,628,567
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$337,731,642	$147,187,474	$(898)	$—	190,524,218	$190,543,270	$590,092
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,996,702	142,996,702	106,821,264	249,817,966	—	—	—	—	426,288
State Street Navigator Securities Lending Portfolio III	20,243,076	20,243,076	236,533,573	214,680,235	—	—	42,096,414	42,096,414	33,253
Total		$163,239,778	$681,086,479	$611,685,675	$(898)	$—		$232,639,684	$1,049,633
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$987,000	$1,012,899
3.75%, 2/15/2023 (a)	646,000	674,392
4.20%, 4/15/2024	369,000	395,144
4.65%, 10/1/2028	771,000	863,767
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,771,000	1,866,758
3.63%, 5/1/2022	1,539,000	1,595,019
3.65%, 11/1/2024	1,096,000	1,153,090
WPP Finance 2010:
3.63%, 9/7/2022	761,000	784,492
3.75%, 9/19/2024	969,500	1,006,593
4.75%, 11/21/2021	1,087,000	1,137,665
		10,489,819
AEROSPACE & DEFENSE — 1.7%
Boeing Co 8.75%, 8/15/2021	458,000	511,765
Boeing Co.:
1.65%, 10/30/2020	456,000	453,556
1.88%, 6/15/2023	1,023,000	1,014,243
2.13%, 3/1/2022	547,000	547,438
2.25%, 6/15/2026	414,000	411,918
2.30%, 8/1/2021	780,000	783,401
2.35%, 10/30/2021	278,000	279,782
2.60%, 10/30/2025 (a)	685,000	696,261
2.70%, 5/1/2022	444,000	452,805
2.70%, 2/1/2027	873,000	889,788
2.80%, 3/1/2023	545,000	556,178
2.80%, 3/1/2024	233,000	239,130
2.80%, 3/1/2027	587,000	599,879
2.85%, 10/30/2024	821,000	843,233
2.95%, 2/1/2030	950,000	979,004
3.10%, 5/1/2026	693,000	725,703
3.20%, 3/1/2029	1,024,000	1,075,241
3.25%, 3/1/2028	510,000	536,495
3.45%, 11/1/2028	663,000	709,722
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	1,728,000	1,893,266
5.40%, 2/1/2027	1,106,000	1,255,376
Embraer SA 5.15%, 6/15/2022	289,000	306,857
General Dynamics Corp.:
1.88%, 8/15/2023	630,000	628,242
2.13%, 8/15/2026	776,000	774,013
2.25%, 11/15/2022	922,000	930,510
2.38%, 11/15/2024	1,050,000	1,065,845
2.63%, 11/15/2027 (a)	649,000	666,049
3.00%, 5/11/2021	2,354,000	2,394,865
3.38%, 5/15/2023	1,274,000	1,335,012
Security Description	Principal Amount	Value
3.50%, 5/15/2025	$1,198,000	$1,281,620
3.75%, 5/15/2028	1,018,000	1,130,173
3.88%, 7/15/2021	634,000	652,272
L3 Technologies, Inc. 4.40%, 6/15/2028	159,000	177,457
L3Harris Technologies, Inc.:
3.83%, 4/27/2025	724,000	773,826
3.85%, 6/15/2023 (b)	663,000	698,192
3.85%, 12/15/2026 (b)	631,000	677,864
3.95%, 5/28/2024 (b)	607,000	645,708
4.40%, 6/15/2028	955,000	1,072,513
4.40%, 6/15/2028 (b)	1,427,000	1,601,451
4.95%, 2/15/2021 (b)	1,182,000	1,216,302
Lockheed Martin Corp.:
2.50%, 11/23/2020	2,902,000	2,914,363
2.90%, 3/1/2025	1,095,000	1,137,847
3.10%, 1/15/2023	657,000	677,564
3.35%, 9/15/2021	1,300,000	1,332,045
3.55%, 1/15/2026	1,814,000	1,946,077
Northrop Grumman Corp.:
2.08%, 10/15/2020	28,000	28,001
2.55%, 10/15/2022	2,141,000	2,168,897
2.93%, 1/15/2025	2,157,000	2,222,853
3.20%, 2/1/2027	1,294,000	1,352,605
3.25%, 8/1/2023	1,721,000	1,792,129
3.25%, 1/15/2028	2,900,000	3,043,405
3.50%, 3/15/2021	911,000	929,238
Raytheon Co.:
2.50%, 12/15/2022	3,250,000	3,289,292
3.13%, 10/15/2020	883,000	893,578
3.15%, 12/15/2024 (a)	345,000	361,819
7.20%, 8/15/2027	155,000	205,766
Rockwell Collins, Inc.:
2.80%, 3/15/2022	1,613,000	1,639,195
3.20%, 3/15/2024	810,000	841,055
3.50%, 3/15/2027	1,928,000	2,058,603
3.70%, 12/15/2023	751,000	789,661
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	419,000	431,222
3.95%, 6/15/2023	896,000	927,638
4.60%, 6/15/2028	722,000	783,226
United Technologies Corp.:
1.95%, 11/1/2021	782,000	779,959
2.30%, 5/4/2022	696,000	700,872
2.65%, 11/1/2026	1,873,000	1,922,990
2.80%, 5/4/2024	1,370,000	1,410,018
3.10%, 6/1/2022	3,087,000	3,176,492
3.13%, 5/4/2027	967,000	1,015,398
3.35%, 8/16/2021	649,000	664,810
3.65%, 8/16/2023	3,829,000	4,051,388
3.95%, 8/16/2025	1,549,000	1,696,109
4.13%, 11/16/2028	2,964,000	3,352,995
6.70%, 8/1/2028	500,000	649,710
		84,669,775

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 9/16/2026	$1,076,000	$1,041,364
2.85%, 8/9/2022	2,668,000	2,699,349
2.95%, 5/2/2023	689,000	698,942
3.49%, 2/14/2022	1,329,000	1,362,504
3.80%, 2/14/2024	1,006,000	1,051,813
4.00%, 1/31/2024	2,227,000	2,346,768
4.40%, 2/14/2026	2,069,000	2,211,802
4.75%, 5/5/2021	1,776,000	1,846,489
4.80%, 2/14/2029	3,242,000	3,543,117
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,452,000	1,467,653
3.38%, 3/15/2022	991,000	1,024,268
4.48%, 3/1/2021	248,000	255,735
BAT Capital Corp.:
2.76%, 8/15/2022	1,958,000	1,975,113
2.79%, 9/6/2024	1,430,000	1,419,447
3.22%, 8/15/2024	2,460,000	2,486,765
3.22%, 9/6/2026	1,980,000	1,962,437
3.46%, 9/6/2029	1,980,000	1,943,509
3.56%, 8/15/2027	3,451,000	3,474,915
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	1,114,000	1,126,243
3.25%, 8/15/2026	961,000	962,634
3.50%, 11/24/2020	331,000	334,879
3.75%, 9/25/2027	510,000	524,662
4.35%, 3/15/2024	709,000	745,244
Philip Morris International, Inc.:
1.88%, 2/25/2021	696,000	694,726
2.13%, 5/10/2023	896,000	893,231
2.38%, 8/17/2022	1,080,000	1,086,426
2.50%, 8/22/2022	1,094,000	1,104,634
2.50%, 11/2/2022	1,089,000	1,099,487
2.63%, 2/18/2022	936,000	946,399
2.63%, 3/6/2023	1,183,000	1,199,586
2.75%, 2/25/2026	1,060,000	1,077,638
2.88%, 5/1/2024	1,477,000	1,514,353
2.90%, 11/15/2021	763,000	775,032
3.13%, 8/17/2027 (a)	615,000	636,144
3.13%, 3/2/2028	403,000	415,300
3.25%, 11/10/2024	1,646,000	1,721,667
3.38%, 8/11/2025	667,000	702,091
3.38%, 8/15/2029	30,000	31,449
3.60%, 11/15/2023	365,000	384,568
4.13%, 5/17/2021	600,000	619,260
Reynolds American, Inc.:
4.00%, 6/12/2022	1,569,000	1,633,392
4.45%, 6/12/2025	3,188,000	3,397,770
4.85%, 9/15/2023	314,000	339,136
		56,777,941
AIRLINES — 0.4%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	1,381,070	1,446,257
Security Description	Principal Amount	Value
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	$526,268	$553,476
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	559,539	579,559
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	377,023	393,175
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	280,640	286,699
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	650,309	661,065
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	519,616	550,559
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	507,936	523,215
Continental Airlines 2007-1 Pass Through Trust Series 071A, Class A, 5.98%, 10/19/2023	569,188	599,964
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	170,534	180,108
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	1,394,292	1,469,612
Delta Air Lines 2007-1 Pass Through Trust Series 071A, Class A, 6.82%, 2/10/2024	513,817	564,906
Delta Air Lines 2019-1 Pass Through Trust Series AA, Class AA, 3.20%, 10/25/2025	250,000	260,330
Delta Air Lines, Inc.:
2.60%, 12/4/2020	923,000	924,800
3.40%, 4/19/2021	1,068,000	1,082,845
3.63%, 3/15/2022	1,021,000	1,049,782
3.80%, 4/19/2023	984,000	1,020,418
4.38%, 4/19/2028 (a)	697,000	744,494
Latam Airlines 2015-1 Pass Through Trust Class A, 4.20%, 8/15/2029	320,072	326,214
Southwest Airlines Co.:
2.65%, 11/5/2020	916,000	920,827
2.75%, 11/16/2022	95,000	96,056

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/15/2026	$849,000	$867,992
3.45%, 11/16/2027	425,000	445,774
Spirit Airlines Pass Through Trust 2015-1A Series A, 4.10%, 10/1/2029	582,432	614,337
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	391,377	420,754
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	718,325	768,004
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	1,567,316	1,633,425
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	645,804	660,186
United Airlines 2016-2 Pass Through Trust Series AA, Class AA, 2.88%, 4/7/2030	460,353	464,745
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	630,937	662,995
		20,772,573
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	545,000	552,412
2.38%, 11/1/2026	1,701,000	1,732,230
Ralph Lauren Corp. 3.75%, 9/15/2025	783,000	839,493
Tapestry, Inc.:
3.00%, 7/15/2022	487,000	491,641
4.13%, 7/15/2027 (a)	490,000	499,369
4.25%, 4/1/2025	769,000	805,874
VF Corp. 3.50%, 9/1/2021	521,000	533,770
		5,454,789
AUTO MANUFACTURERS — 2.4%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	904,000	899,543
Series GMTN, 2.30%, 9/9/2026	1,054,000	1,050,722
Series GMTN, 2.65%, 2/12/2021	721,000	727,922
Series GMTN, 3.15%, 1/8/2021	490,000	497,218
Series GMTN, 3.45%, 7/14/2023	432,000	453,142
Security Description	Principal Amount	Value
Series GMTN, 3.50%, 2/15/2028 (a)	$1,009,000	$1,087,349
Series GMTN, 3.55%, 1/12/2024	1,039,000	1,099,854
Series MTN, 1.65%, 7/12/2021	598,000	594,257
Series MTN, 2.05%, 1/10/2023	1,124,000	1,123,359
Series MTN, 2.15%, 9/10/2024	1,234,000	1,230,261
Series MTN, 2.20%, 6/27/2022	1,028,000	1,032,780
Series MTN, 2.40%, 6/27/2024	705,000	711,641
Series MTN, 2.60%, 11/16/2022	322,000	327,464
Series MTN, 2.90%, 2/16/2024	641,000	659,685
Series MTN, 3.38%, 12/10/2021	565,000	581,097
Series MTN, 3.63%, 10/10/2023 (a)	1,098,000	1,162,123
Ford Motor Co.:
4.35%, 12/8/2026 (a)	1,835,000	1,836,064
6.63%, 10/1/2028	1,446,000	1,584,599
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	785,000	780,321
2.98%, 8/3/2022	840,000	833,112
3.10%, 5/4/2023	1,555,000	1,526,357
3.20%, 1/15/2021	1,806,000	1,808,890
3.22%, 1/9/2022	1,649,000	1,647,104
3.34%, 3/18/2021	1,363,000	1,369,188
3.34%, 3/28/2022	1,323,000	1,324,813
3.35%, 11/1/2022	1,724,000	1,724,345
3.47%, 4/5/2021	420,000	422,360
3.66%, 9/8/2024	1,064,000	1,047,529
3.81%, 10/12/2021	1,455,000	1,473,740
3.81%, 1/9/2024	1,445,000	1,439,451
3.82%, 11/2/2027	839,000	796,454
4.13%, 8/4/2025	1,695,000	1,676,592
4.14%, 2/15/2023	782,000	793,988
4.25%, 9/20/2022	1,774,000	1,815,849
4.38%, 8/6/2023	1,427,000	1,458,951
4.54%, 8/1/2026	1,800,000	1,797,984
4.69%, 6/9/2025	1,104,000	1,126,720
5.09%, 1/7/2021	355,000	363,914
5.11%, 5/3/2029	984,000	990,593
5.58%, 3/18/2024	1,052,000	1,118,350
5.60%, 1/7/2022	1,826,000	1,920,733
5.75%, 2/1/2021	1,201,000	1,242,014
5.88%, 8/2/2021	1,346,000	1,409,558
Series GMTN, 4.39%, 1/8/2026	2,238,000	2,227,101
General Motors Co.:
4.00%, 4/1/2025	125,000	128,260
4.20%, 10/1/2027	2,134,000	2,171,708

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 10/2/2023	$640,000	$685,024
5.00%, 10/1/2028	945,000	1,002,324
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	794,000	793,278
3.15%, 6/30/2022	1,111,000	1,123,754
3.20%, 7/6/2021	2,524,000	2,550,805
3.25%, 1/5/2023	1,257,000	1,272,675
3.45%, 1/14/2022	1,239,000	1,262,021
3.45%, 4/10/2022	1,574,000	1,601,010
3.50%, 11/7/2024	732,000	740,067
3.55%, 4/9/2021	751,000	762,182
3.55%, 7/8/2022	1,191,000	1,216,511
3.70%, 11/24/2020	847,000	857,520
3.70%, 5/9/2023	1,812,000	1,855,506
3.85%, 1/5/2028	1,098,000	1,088,085
3.95%, 4/13/2024	1,249,000	1,284,447
4.00%, 1/15/2025	1,130,000	1,159,990
4.00%, 10/6/2026	1,900,000	1,921,071
4.15%, 6/19/2023	1,347,000	1,401,055
4.20%, 3/1/2021	1,682,000	1,718,449
4.20%, 11/6/2021	2,176,000	2,244,065
4.25%, 5/15/2023	730,000	762,814
4.30%, 7/13/2025	615,000	638,204
4.35%, 4/9/2025	1,461,000	1,522,757
4.35%, 1/17/2027	528,000	542,837
4.38%, 9/25/2021	1,751,000	1,809,571
5.10%, 1/17/2024	2,754,000	2,961,183
5.25%, 3/1/2026	1,408,000	1,519,823
5.65%, 1/17/2029	1,006,000	1,110,473
PACCAR Financial Corp.:
3.15%, 8/9/2021	727,000	741,038
3.40%, 8/9/2023	609,000	635,662
Series MTN, 2.00%, 9/26/2022	590,000	590,738
Series MTN, 2.05%, 11/13/2020	196,000	196,116
Series MTN, 2.15%, 8/15/2024	611,000	610,468
Series MTN, 2.30%, 8/10/2022	442,000	444,462
Series MTN, 2.65%, 5/10/2022	1,003,000	1,019,670
Series MTN, 2.80%, 3/1/2021	394,000	398,551
Series MTN, 3.10%, 5/10/2021	180,000	183,011
Toyota Motor Corp.:
2.16%, 7/2/2022	1,080,000	1,087,225
2.36%, 7/2/2024	999,000	1,011,128
2.76%, 7/2/2029 (a)	746,000	770,752
3.18%, 7/20/2021	953,000	974,014
3.42%, 7/20/2023	1,147,000	1,210,269
3.67%, 7/20/2028	987,000	1,092,816
Toyota Motor Credit Corp.:
3.35%, 1/8/2024	982,000	1,035,028
3.65%, 1/8/2029 (a)	656,000	726,389
Security Description	Principal Amount	Value
Series GMTN, 1.90%, 4/8/2021	$657,000	$657,158
Series GMTN, 2.70%, 1/11/2023	804,000	823,891
Series GMTN, 2.80%, 7/13/2022	637,000	652,167
Series GMTN, 3.05%, 1/8/2021	1,012,000	1,026,542
Series GMTN, 3.05%, 1/11/2028	779,000	825,389
Series GMTN, 3.45%, 9/20/2023	785,000	829,541
Series MTN, 2.15%, 9/8/2022	764,000	769,027
Series MTN, 2.25%, 10/18/2023	760,000	766,437
Series MTN, 2.60%, 1/11/2022	1,369,000	1,390,315
Series MTN, 2.63%, 1/10/2023	1,003,000	1,024,073
Series MTN, 2.65%, 4/12/2022	724,000	736,894
Series MTN, 2.75%, 5/17/2021	688,000	697,137
Series MTN, 2.90%, 4/17/2024	1,086,000	1,124,477
Series MTN, 2.95%, 4/13/2021	1,267,000	1,287,399
Series MTN, 3.20%, 1/11/2027	495,000	529,219
Series MTN, 3.30%, 1/12/2022	1,439,000	1,483,551
Series MTN, 3.40%, 9/15/2021	1,175,000	1,210,039
Series MTN, 3.40%, 4/14/2025	503,000	536,530
Series MTN, 4.25%, 1/11/2021	369,000	379,782
		119,979,465
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024	858,000	908,064
Aptiv PLC 4.25%, 1/15/2026	337,000	358,389
Aptiv PLC 4.35%, 3/15/2029	733,000	794,037
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	592,000	614,052
Harman International Industries, Inc. 4.15%, 5/15/2025	518,000	551,831
Lear Corp.:
3.80%, 9/15/2027	732,000	735,477
4.25%, 5/15/2029 (a)	500,000	514,670
5.25%, 1/15/2025	543,000	561,017
Magna International, Inc.:
3.63%, 6/15/2024 (a)	1,259,000	1,322,441

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 10/1/2025	$1,070,000	$1,155,215
		7,515,193
BANKS — 27.5%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	357,000	363,297
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	684,000	691,038
2.63%, 5/19/2022	242,000	245,838
3.30%, 5/17/2021 (a)	1,530,000	1,560,110
Series MTN, 2.25%, 11/9/2020	909,000	911,500
Series MTN, 2.30%, 6/1/2021	1,304,000	1,309,046
Series MTN, 2.63%, 11/9/2022	1,923,000	1,956,095
Series MTN, 2.70%, 11/16/2020	1,083,000	1,091,187
Series MTN, 3.70%, 11/16/2025	791,000	855,079
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	1,238,000	1,246,406
Banco Santander SA:
2.71%, 6/27/2024	1,727,000	1,744,840
3.13%, 2/23/2023	1,150,000	1,169,366
3.31%, 6/27/2029	1,602,000	1,654,033
3.50%, 4/11/2022	1,287,000	1,321,054
3.80%, 2/23/2028	1,321,000	1,383,430
3.85%, 4/12/2023	1,309,000	1,360,941
4.25%, 4/11/2027	1,528,000	1,640,323
4.38%, 4/12/2028 (a)	1,533,000	1,673,637
5.18%, 11/19/2025	1,652,000	1,822,420
Bancolombia SA 5.95%, 6/3/2021	938,000	988,277
Bank of America Corp.:
4.10%, 7/24/2023	2,732,000	2,914,470
5.70%, 1/24/2022	2,466,000	2,669,075
5.88%, 1/5/2021	210,000	219,639
6.22%, 9/15/2026	486,000	571,687
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (c)	3,292,000	3,311,127
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	2,028,000	2,106,889
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	6,819,000	6,960,017
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	3,339,000	3,472,927
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	1,713,000	1,737,993
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	$6,108,000	$6,372,293
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	2,951,000	3,136,205
Series GMTN, 2.63%, 4/19/2021	3,586,000	3,617,126
Series GMTN, 3.30%, 1/11/2023	5,073,000	5,243,199
Series GMTN, 3.50%, 4/19/2026	3,608,000	3,827,727
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	2,610,000	2,646,149
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	3,284,000	3,466,262
Series L, 3.95%, 4/21/2025	2,952,000	3,127,319
Series L, 4.18%, 11/25/2027	3,209,000	3,451,023
Series MTN, 2.15%, 11/9/2020	869,000	869,078
Series MTN, 2.50%, 10/21/2022	3,100,000	3,121,173
Series MTN, 3.25%, 10/21/2027	3,470,000	3,609,737
Series MTN, 3.88%, 8/1/2025	1,750,000	1,888,565
Series MTN, 4.00%, 4/1/2024	2,517,000	2,697,846
Series MTN, 4.00%, 1/22/2025	3,688,000	3,917,283
Series MTN, 4.13%, 1/22/2024	3,263,000	3,511,314
Series MTN, 4.20%, 8/26/2024	3,883,000	4,165,721
Series MTN, 4.25%, 10/22/2026	4,532,000	4,904,984
Series MTN, 4.45%, 3/3/2026	3,198,000	3,482,814
Series MTN, 5.00%, 5/13/2021	1,301,000	1,358,517
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (c)	4,542,000	4,547,087
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	2,586,000	2,637,410
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	2,890,000	3,043,892
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	3,192,000	3,327,309
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	3,802,000	4,013,429
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	3,505,000	3,804,292

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	$1,906,000	$1,960,798
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	2,081,000	2,122,037
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	4,199,000	4,329,421
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	1,967,000	2,148,574
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	3,236,000	3,598,917
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	3,010,000	3,229,519
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	1,221,000	1,252,453
Bank of Montreal:
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	240,000	253,054
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (c)	1,364,000	1,415,055
Series D, 3.10%, 4/13/2021	1,676,000	1,703,889
Series E, 3.30%, 2/5/2024	2,399,000	2,498,295
Series MTN, 1.90%, 8/27/2021	2,990,000	2,985,216
Series MTN, 2.35%, 9/11/2022 (a)	1,441,000	1,455,698
Series MTN, 2.50%, 6/28/2024	1,897,000	1,916,349
Series MTN, 2.55%, 11/6/2022	1,302,000	1,322,611
Series MTN, 2.90%, 3/26/2022	2,464,000	2,510,003
Bank of New York Mellon Corp.:
3.40%, 5/15/2024 (a)	421,000	443,292
3.55%, 9/23/2021	1,435,000	1,475,754
Series 0012, 3.65%, 2/4/2024	967,000	1,024,382
Series G, 3.00%, 2/24/2025	715,000	742,957
Series MTN, 1.95%, 8/23/2022	3,819,000	3,819,535
Series MTN, 2.05%, 5/3/2021	1,538,000	1,539,030
Series MTN, 2.20%, 8/16/2023	864,000	866,894
Series MTN, 2.45%, 11/27/2020	982,000	986,665
Series MTN, 2.45%, 8/17/2026	1,006,000	1,011,201
Series MTN, 2.50%, 4/15/2021	725,000	730,249
Series MTN, 2.60%, 2/7/2022	1,764,000	1,788,290
Security Description	Principal Amount	Value
Series MTN, 2.80%, 5/4/2026	$1,166,000	$1,196,374
Series MTN, 2.95%, 1/29/2023	1,161,000	1,192,196
Series MTN, 3.00%, 10/30/2028	270,000	277,827
Series MTN, 3.25%, 9/11/2024 (a)	569,000	596,392
Series MTN, 3.25%, 5/16/2027	843,000	888,151
Series MTN, 3.40%, 1/29/2028	1,086,000	1,157,904
Series MTN, 3.45%, 8/11/2023	1,011,000	1,059,336
Series MTN, 3.50%, 4/28/2023	1,134,000	1,188,511
Series MTN, 3.85%, 4/28/2028 (a)	570,000	635,943
Series MTN, 3.95%, 11/18/2025	1,034,000	1,126,864
Series MTN, 4.15%, 2/1/2021	250,000	256,883
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	1,417,000	1,434,911
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	1,459,000	1,546,803
Bank of Nova Scotia:
2.35%, 10/21/2020	933,000	935,883
2.38%, 1/18/2023	1,482,000	1,493,337
2.70%, 3/7/2022	2,176,000	2,212,383
2.70%, 8/3/2026 (a)	2,975,000	3,017,186
2.80%, 7/21/2021	1,160,000	1,175,358
3.40%, 2/11/2024 (a)	1,351,000	1,413,132
4.38%, 1/13/2021 (a)	477,000	491,148
4.50%, 12/16/2025	1,348,000	1,467,689
3 Month USD LIBOR + 2.65%, 4.65%, 10/12/2022 (c)	678,000	674,908
Series BKNT, 2.45%, 3/22/2021	1,717,000	1,727,766
Series BKNT, 2.45%, 9/19/2022	1,203,000	1,217,183
Series BKNT, 2.50%, 1/8/2021	982,000	988,010
Series BKNT, 3.13%, 4/20/2021	1,090,000	1,108,497
BankUnited, Inc. 4.88%, 11/17/2025	779,000	849,250
Barclays Bank PLC:
2.65%, 1/11/2021	2,951,000	2,958,496
Series BKNT, 3.75%, 5/15/2024	22,000	23,126
Barclays PLC:
3.20%, 8/10/2021	1,004,000	1,013,940
3.25%, 1/12/2021	1,518,000	1,530,114
3.65%, 3/16/2025	2,199,000	2,253,315
3.68%, 1/10/2023	2,994,000	3,043,581

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.34%, 1/10/2028	$1,753,000	$1,839,090
4.38%, 1/12/2026	2,602,000	2,752,942
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	3,801,000	3,970,829
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	4,704,000	4,880,964
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	1,879,000	1,940,199
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	858,000	939,604
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	1,448,000	1,446,856
Series MTN, 2.15%, 2/1/2021	1,002,000	1,003,263
Series MTN, 2.20%, 3/16/2023	1,314,000	1,314,329
Series MTN, 2.50%, 8/1/2024	928,000	935,517
Series MTN, 2.75%, 4/1/2022	1,832,000	1,858,784
Series MTN, 2.85%, 10/26/2024	2,124,000	2,178,820
Series MTN, 3.05%, 6/20/2022	1,577,000	1,613,744
Series MTN, 3.20%, 9/3/2021	1,116,000	1,138,499
Series MTN, 3.70%, 6/5/2025	1,331,000	1,422,320
Series MTN, 3.75%, 12/6/2023	1,296,000	1,371,570
Series MTN, 3.88%, 3/19/2029	949,000	1,028,830
Series MTN, 3.95%, 3/22/2022	330,000	342,778
BBVA USA:
2.50%, 8/27/2024	946,000	938,309
Series BKNT, 2.88%, 6/29/2022	953,000	964,188
Series BKNT, 3.50%, 6/11/2021	766,000	778,394
Series BKNT, 3.88%, 4/10/2025	1,187,000	1,235,109
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	1,886,000	1,955,952
Series MTN, 3.25%, 3/3/2023	2,196,000	2,280,458
Series MTN, 4.25%, 10/15/2024	1,882,000	1,989,688
BPCE SA:
4.00%, 4/15/2024	1,551,000	1,666,456
Series BKNT, 2.65%, 2/3/2021	764,000	768,217
Series MTN, 2.75%, 12/2/2021	1,444,000	1,459,956
Series MTN, 3.38%, 12/2/2026	1,643,000	1,720,418
Branch Banking & Trust Co.:
Security Description	Principal Amount	Value
2.63%, 1/15/2022	$1,295,000	$1,308,533
Series BKNT, 2.85%, 4/1/2021	563,000	568,940
Series BKNT, 3.63%, 9/16/2025	1,594,000	1,699,108
Series BKNT, 3.80%, 10/30/2026	805,000	865,625
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	1,089,000	1,083,076
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	1,806,000	1,835,131
2.70%, 2/2/2021	1,144,000	1,154,090
3.10%, 4/2/2024	1,372,000	1,413,832
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	820,000	825,396
Series BKNT, 2.10%, 10/5/2020	1,645,000	1,645,707
Series BKNT, 3.50%, 9/13/2023 (a)	839,000	882,628
Capital One NA:
2.15%, 9/6/2022	3,685,000	3,684,152
Series BKNT, 2.25%, 9/13/2021	1,184,000	1,183,633
Series BKNT, 2.65%, 8/8/2022	1,085,000	1,097,434
Series BKNT, 2.95%, 7/23/2021	1,360,000	1,377,530
Citibank NA:
Series BKNT, 2.85%, 2/12/2021	3,362,000	3,398,747
Series BKNT, 3.40%, 7/23/2021	2,708,000	2,771,719
Series BKNT, 3.65%, 1/23/2024	3,037,000	3,215,393
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (c)	1,449,000	1,468,127
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (c)	1,245,000	1,257,276
Citigroup, Inc.:
2.35%, 8/2/2021	3,647,000	3,662,317
2.70%, 3/30/2021	2,375,000	2,396,446
2.70%, 10/27/2022	3,452,000	3,499,983
2.75%, 4/25/2022	3,160,000	3,205,472
2.90%, 12/8/2021	3,893,000	3,949,760
3.20%, 10/21/2026	3,482,000	3,601,015
3.30%, 4/27/2025	1,699,000	1,776,355
3.38%, 3/1/2023	292,000	302,270
3.40%, 5/1/2026	2,625,000	2,745,015
3.50%, 5/15/2023	3,419,000	3,541,537
3.70%, 1/12/2026	1,871,000	1,988,012
3.75%, 6/16/2024	2,400,000	2,545,272
3.88%, 10/25/2023	2,486,000	2,633,892

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 3/26/2025	$1,908,000	$2,005,804
4.00%, 8/5/2024	695,000	738,403
4.05%, 7/30/2022	1,870,000	1,957,610
4.13%, 7/25/2028	1,293,000	1,386,368
4.30%, 11/20/2026	2,287,000	2,466,255
4.40%, 6/10/2025	2,335,000	2,516,313
4.45%, 9/29/2027	5,103,000	5,565,536
4.50%, 1/14/2022	2,939,000	3,090,652
4.60%, 3/9/2026	949,000	1,035,416
5.50%, 9/13/2025	2,832,000	3,213,924
6.63%, 1/15/2028	91,000	114,138
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	2,554,000	2,600,636
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	3,735,000	3,870,319
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	2,467,000	2,499,564
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	1,851,000	1,955,730
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	2,539,000	2,769,084
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	2,938,000	3,192,225
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	3,676,000	3,888,583
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	3,282,000	3,516,466
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	2,363,000	2,476,188
Citizens Bank NA/Providence RI:
Series BKNT, 2.55%, 5/13/2021	999,000	1,005,663
Series BKNT, 2.65%, 5/26/2022	617,000	624,176
Series BKNT, 3.25%, 2/14/2022	910,000	931,940
Series BKNT, 3.70%, 3/29/2023	609,000	637,428
Series BKNT, 3.75%, 2/18/2026	522,000	558,117
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	579,000	580,013
2.85%, 7/27/2026	1,180,000	1,191,682
4.30%, 12/3/2025	911,000	973,859
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	595,000	600,736
Security Description	Principal Amount	Value
Series BKNT, 4.00%, 7/27/2025	$500,000	$534,565
Comerica, Inc.:
3.70%, 7/31/2023	967,000	1,015,360
4.00%, 2/1/2029	648,000	713,299
Commonwealth Bank of Australia:
Series BKNT, 2.55%, 3/15/2021	1,079,000	1,086,585
Series GMTN, 2.40%, 11/2/2020	1,304,000	1,309,177
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	1,319,000	1,338,930
2.75%, 1/10/2023	1,356,000	1,383,608
3.13%, 4/26/2021	1,328,000	1,349,314
3.88%, 2/8/2022	2,286,000	2,380,618
3.95%, 11/9/2022	2,759,000	2,873,333
4.38%, 8/4/2025	1,940,000	2,091,960
4.50%, 1/11/2021	1,150,000	1,185,029
4.63%, 12/1/2023	2,221,000	2,386,131
Series BKNT, 3.75%, 7/21/2026	2,225,000	2,310,818
Series GMTN, 1.88%, 7/19/2021	400,000	397,816
Series GMTN, 2.50%, 1/19/2021	3,430,000	3,448,248
Series MTN, 3.38%, 5/21/2025	1,395,000	1,486,777
Credit Suisse AG:
3.00%, 10/29/2021	1,891,000	1,920,594
Series MTN, 3.63%, 9/9/2024	4,938,000	5,222,725
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	2,550,000	2,573,741
3.45%, 4/16/2021	1,907,000	1,937,493
3.75%, 3/26/2025	2,713,000	2,847,538
3.80%, 9/15/2022	2,224,000	2,312,982
3.80%, 6/9/2023	2,538,000	2,650,205
4.55%, 4/17/2026	2,395,000	2,635,362
Deutsche Bank AG:
3.13%, 1/13/2021	745,000	742,452
3.15%, 1/22/2021	1,358,000	1,355,162
3.30%, 11/16/2022	1,013,000	1,006,740
3.38%, 5/12/2021	1,268,000	1,266,174
3.70%, 5/30/2024	4,042,000	4,058,047
3.70%, 5/30/2024	1,542,000	1,539,780
3.95%, 2/27/2023	1,517,000	1,539,831
4.10%, 1/13/2026	96,000	96,409
4.10%, 1/13/2026 (a)	500,000	497,795
4.25%, 2/4/2021	1,197,000	1,209,868
4.25%, 10/14/2021	2,346,000	2,384,592
Series D, 5.00%, 2/14/2022	1,696,000	1,754,817
Series GMTN, 3.38%, 5/12/2021	1,168,000	1,173,011
Discover Bank:
2.45%, 9/12/2024	2,222,000	2,218,756

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.20%, 8/9/2021	$678,000	$688,326
Series BKNT, 3.35%, 2/6/2023	999,000	1,030,059
Series BKNT, 3.45%, 7/27/2026	723,000	745,536
Series BKNT, 4.20%, 8/8/2023	1,080,000	1,148,947
Series BKNT, 4.25%, 3/13/2026	484,000	521,244
Series BKNT, 4.65%, 9/13/2028	1,103,000	1,228,632
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	1,521,000	1,589,795
Fifth Third Bancorp:
2.60%, 6/15/2022	993,000	1,003,814
3.50%, 3/15/2022	601,000	619,511
3.65%, 1/25/2024	1,696,000	1,787,160
3.95%, 3/14/2028	810,000	886,302
4.30%, 1/16/2024	1,161,000	1,245,498
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	812,000	812,918
Series BKNT, 2.25%, 6/14/2021	1,266,000	1,269,216
Series BKNT, 2.88%, 10/1/2021	1,160,000	1,174,918
Series BKNT, 3.35%, 7/26/2021	722,000	736,498
Series BKNT, 3.85%, 3/15/2026	1,652,000	1,761,131
Series BKNT, 3.95%, 7/28/2025	670,000	728,216
First Horizon National Corp. 3.50%, 12/15/2020	700,000	708,876
First Republic Bank Series BKNT, 2.50%, 6/6/2022	971,000	976,282
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	2,109,000	2,111,046
2.60%, 12/27/2020	2,315,000	2,318,033
2.63%, 4/25/2021	1,553,000	1,561,976
2.88%, 2/25/2021	3,361,000	3,391,047
3.00%, 4/26/2022	5,068,000	5,122,886
3.20%, 2/23/2023	2,481,000	2,551,361
3.50%, 1/23/2025	3,911,000	4,083,280
3.50%, 11/16/2026	4,480,000	4,658,618
3.63%, 1/22/2023	3,363,000	3,499,639
3.63%, 2/20/2024	1,494,000	1,565,936
3.75%, 5/22/2025	3,437,000	3,636,552
3.75%, 2/25/2026	2,080,000	2,200,390
3.85%, 1/26/2027	4,684,000	4,963,869
4.00%, 3/3/2024	2,715,000	2,895,330
4.25%, 10/21/2025	2,072,000	2,220,086
5.25%, 7/27/2021	6,212,000	6,546,889
5.75%, 1/24/2022	4,803,000	5,175,232
Security Description	Principal Amount	Value
5.95%, 1/15/2027	$2,136,000	$2,533,061
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	3,391,000	3,439,356
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	2,112,000	2,140,385
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	1,693,000	1,794,986
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	7,629,000	8,319,882
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	2,214,000	2,324,346
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	3,753,000	3,795,521
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	3,261,000	3,365,450
Series MTN, 3.85%, 7/8/2024	2,222,000	2,354,053
HSBC Holdings PLC:
2.65%, 1/5/2022	3,806,000	3,832,680
2.95%, 5/25/2021	3,095,000	3,125,888
3.40%, 3/8/2021	3,719,000	3,776,533
3.60%, 5/25/2023	3,709,000	3,857,323
3.90%, 5/25/2026	2,988,000	3,163,694
4.00%, 3/30/2022	1,651,000	1,720,639
4.25%, 3/14/2024	3,181,000	3,344,313
4.25%, 8/18/2025	3,115,000	3,299,626
4.30%, 3/8/2026	2,657,000	2,874,130
4.38%, 11/23/2026	2,239,000	2,392,730
4.88%, 1/14/2022	633,000	669,619
5.10%, 4/5/2021	3,109,000	3,239,796
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	2,955,000	3,091,757
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	4,906,000	4,991,610
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	2,844,000	2,960,661
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	2,798,000	2,999,708
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	2,245,000	2,486,203
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	3,400,000	3,608,862
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	2,160,000	2,305,778

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	$3,027,000	$3,069,741
HSBC USA, Inc. 3.50%, 6/23/2024	715,000	755,676
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	1,343,000	1,350,118
2.63%, 8/6/2024	2,844,000	2,869,425
3.15%, 3/14/2021	1,299,000	1,316,199
4.00%, 5/15/2025	741,000	793,426
7.00%, 12/15/2020	484,000	510,993
Huntington National Bank:
3.25%, 5/14/2021	624,000	634,296
Series BKNT, 2.50%, 8/7/2022	689,000	697,654
Series BKNT, 3.13%, 4/1/2022	968,000	990,971
Series BKNT, 3.55%, 10/6/2023	890,000	933,370
ING Groep NV:
3.15%, 3/29/2022	1,457,000	1,489,593
3.55%, 4/9/2024	1,120,000	1,169,627
3.95%, 3/29/2027	3,117,000	3,355,669
4.05%, 4/9/2029 (a)	722,000	794,164
4.10%, 10/2/2023	1,880,000	1,997,406
4.55%, 10/2/2028	1,378,000	1,564,857
Intesa Sanpaolo SpA 5.25%, 1/12/2024	35,000	37,810
JPMorgan Chase & Co.:
2.40%, 6/7/2021	1,962,000	1,972,418
2.55%, 10/29/2020	2,142,000	2,153,031
2.55%, 3/1/2021	2,735,000	2,750,672
2.70%, 5/18/2023	2,628,000	2,671,362
2.95%, 10/1/2026	3,026,000	3,102,376
2.97%, 1/15/2023	2,340,000	2,378,329
3.13%, 1/23/2025	3,225,000	3,340,003
3.20%, 1/25/2023	4,437,000	4,581,912
3.20%, 6/15/2026	2,440,000	2,533,232
3.25%, 9/23/2022	3,642,000	3,764,408
3.30%, 4/1/2026	4,526,000	4,733,698
3.38%, 5/1/2023	3,151,000	3,260,592
3.63%, 5/13/2024	2,266,000	2,399,037
3.63%, 12/1/2027	1,495,000	1,573,233
3.88%, 2/1/2024	2,408,000	2,568,252
3.88%, 9/10/2024	2,850,000	3,032,058
3.90%, 7/15/2025	2,040,000	2,198,018
4.13%, 12/15/2026	2,519,000	2,746,037
4.25%, 10/15/2020	3,786,000	3,872,737
4.25%, 10/1/2027	2,379,000	2,619,802
4.35%, 8/15/2021	2,252,000	2,343,746
4.50%, 1/24/2022	3,837,000	4,044,735
4.63%, 5/10/2021	2,883,000	2,995,264
7.63%, 10/15/2026	459,000	596,549
7.75%, 7/15/2025	55,000	68,897
8.00%, 4/29/2027	433,000	578,614
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (c)	$2,668,000	$2,726,349
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	3,099,000	3,172,198
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	2,359,000	2,458,809
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	2,998,000	3,161,271
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	2,702,000	2,737,234
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	1,798,000	1,893,420
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	2,815,000	3,000,368
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	2,923,000	3,194,021
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	3,216,000	3,328,882
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	3,180,000	3,406,575
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	3,278,000	3,542,567
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	4,412,000	4,887,217
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	2,110,000	2,385,861
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	4,024,000	4,305,519
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	2,131,000	2,245,882
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	2,113,000	2,101,695
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	3,118,000	3,108,708
Series MTN, 2.30%, 8/15/2021	2,607,000	2,610,884
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	999,000	1,004,135
Series BKNT, 2.40%, 6/9/2022	908,000	914,519
Series BKNT, 2.50%, 11/22/2021	681,000	685,930

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.18%, 10/15/2027	$400,000	$407,816
Series BKNT, 3.30%, 2/1/2022	2,476,000	2,545,724
Series BKNT, 3.30%, 6/1/2025	258,000	270,802
Series BKNT, 3.35%, 6/15/2021	727,000	741,642
Series BKNT, 3.38%, 3/7/2023	699,000	726,394
Series BKNT, 3.90%, 4/13/2029 (a)	500,000	541,275
Series BKNT, 6.95%, 2/1/2028	146,000	183,843
Series MTN, 3.40%, 5/20/2026	721,000	751,361
KeyCorp.:
Series MTN, 2.55%, 10/1/2029	1,234,000	1,209,480
Series MTN, 4.10%, 4/30/2028	609,000	671,161
Series MTN, 4.15%, 10/29/2025	908,000	991,336
Series MTN, 5.10%, 3/24/2021	1,224,000	1,275,237
Lloyds Bank PLC:
2.25%, 8/14/2022	2,204,000	2,198,821
3.30%, 5/7/2021	1,710,000	1,739,583
3.50%, 5/14/2025	255,000	265,955
6.38%, 1/21/2021	948,000	997,884
Lloyds Banking Group PLC:
3.00%, 1/11/2022	1,695,000	1,711,730
3.10%, 7/6/2021	893,000	904,689
3.75%, 1/11/2027	1,885,000	1,956,536
3.90%, 3/12/2024	1,185,000	1,241,607
4.05%, 8/16/2023	2,408,000	2,527,654
4.38%, 3/22/2028	1,917,000	2,076,686
4.45%, 5/8/2025	1,996,000	2,151,568
4.50%, 11/4/2024	1,621,000	1,694,853
4.55%, 8/16/2028 (a)	1,213,000	1,334,955
4.58%, 12/10/2025	1,938,000	2,037,012
4.65%, 3/24/2026	1,835,000	1,933,741
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (c)	3,078,000	3,089,912
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	2,109,000	2,115,770
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	1,494,000	1,524,179
M&T Bank Corp. 3.55%, 7/26/2023	511,000	535,564
Manufacturers & Traders Trust Co.:
Series BKNT, 2.50%, 5/18/2022	983,000	991,503
Security Description	Principal Amount	Value
Series BKNT, 2.63%, 1/25/2021	$798,000	$803,107
Series BKNT, 2.90%, 2/6/2025	1,011,000	1,042,028
Series BKNT, 3.40%, 8/17/2027	460,000	493,111
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,503,000	1,500,204
2.53%, 9/13/2023 (a)	884,000	888,995
2.62%, 7/18/2022	3,571,000	3,601,104
2.67%, 7/25/2022	2,490,000	2,514,676
2.76%, 9/13/2026	979,000	986,969
2.80%, 7/18/2024	3,299,000	3,355,974
2.95%, 3/1/2021	2,798,000	2,824,637
3.00%, 2/22/2022	1,097,000	1,115,528
3.20%, 7/18/2029	4,206,000	4,351,023
3.22%, 3/7/2022	1,512,000	1,545,597
3.29%, 7/25/2027	1,296,000	1,355,201
3.41%, 3/7/2024	1,264,000	1,317,455
3.46%, 3/2/2023	1,625,000	1,683,923
3.54%, 7/26/2021	916,000	936,207
3.68%, 2/22/2027 (a)	1,394,000	1,491,162
3.74%, 3/7/2029	866,000	941,740
3.76%, 7/26/2023	2,453,000	2,576,337
3.78%, 3/2/2025 (a)	628,000	668,424
3.85%, 3/1/2026	3,709,000	3,978,644
3.96%, 3/2/2028	988,000	1,085,041
4.05%, 9/11/2028	986,000	1,093,563
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	1,365,000	1,363,662
2.60%, 9/11/2022	1,079,000	1,086,985
2.84%, 9/13/2026	1,618,000	1,639,018
2.95%, 2/28/2022	2,279,000	2,311,020
3.17%, 9/11/2027	714,000	740,275
3.55%, 3/5/2023	665,000	690,862
3.66%, 2/28/2027 (a)	868,000	926,442
4.02%, 3/5/2028	1,403,000	1,545,797
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	1,069,000	1,077,306
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (c)	1,374,000	1,388,482
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	1,615,000	1,698,996
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (c)	2,039,000	2,035,758
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	1,663,000	1,702,779
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (a) (c)	501,000	559,492

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley:
2.75%, 5/19/2022	$3,945,000	$4,003,347
3.63%, 1/20/2027	4,174,000	4,416,384
3.95%, 4/23/2027	2,880,000	3,044,880
4.88%, 11/1/2022	2,811,000	3,016,653
5.00%, 11/24/2025	2,160,000	2,423,326
5.75%, 1/25/2021	2,897,000	3,029,277
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	3,779,000	3,946,750
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	4,496,000	4,738,379
Series F, 3.88%, 4/29/2024	3,926,000	4,178,913
Series GMTN, 2.50%, 4/21/2021	2,693,000	2,708,835
Series GMTN, 3.13%, 1/23/2023	4,017,000	4,120,116
Series GMTN, 3.70%, 10/23/2024	3,571,000	3,778,939
Series GMTN, 3.75%, 2/25/2023	3,256,000	3,406,134
Series GMTN, 3.88%, 1/27/2026	4,017,000	4,309,317
Series GMTN, 4.00%, 7/23/2025	4,043,000	4,361,629
Series GMTN, 4.35%, 9/8/2026	2,763,000	2,992,357
Series GMTN, 5.50%, 7/28/2021	3,341,000	3,538,720
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	4,234,000	4,517,890
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	2,104,000	2,363,465
Series MTN, 2.63%, 11/17/2021	4,537,000	4,578,922
Series MTN, 3.13%, 7/27/2026	3,607,000	3,717,663
Series MTN, 4.10%, 5/22/2023	2,565,000	2,704,126
Series MTN, 6.25%, 8/9/2026	2,934,000	3,558,883
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	2,081,000	2,105,264
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	198,000	201,720
3.50%, 6/18/2022	70,000	72,038
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	2,037,000	2,085,725
National Australia Bank, Ltd.:
2.50%, 1/12/2021	2,354,000	2,367,324
2.80%, 1/10/2022	943,000	959,069
2.88%, 4/12/2023	2,626,000	2,693,199
3.00%, 1/20/2023	913,000	939,075
Security Description	Principal Amount	Value
3.38%, 9/20/2021	$960,000	$984,422
3.38%, 1/14/2026	733,000	777,962
3.63%, 6/20/2023 (a)	1,020,000	1,074,652
3.70%, 11/4/2021	1,010,000	1,044,158
Series BKNT, 1.88%, 7/12/2021	1,548,000	1,543,433
Series BKNT, 2.50%, 7/12/2026	1,524,000	1,536,741
Series GMTN, 2.50%, 5/22/2022	933,000	943,590
Series GMTN, 2.63%, 1/14/2021	514,000	517,747
National Bank of Canada Series BKNT, 2.20%, 11/2/2020	879,000	880,934
Northern Trust Corp.:
2.38%, 8/2/2022	817,000	825,529
3.15%, 5/3/2029	1,365,000	1,441,740
3.38%, 8/23/2021	265,000	271,699
3.45%, 11/4/2020	388,000	393,878
3.65%, 8/3/2028	410,000	450,401
3.95%, 10/30/2025	1,219,000	1,324,773
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	805,000	828,450
People's United Bank NA 4.00%, 7/15/2024	990,000	1,035,194
PNC Bank NA:
3.80%, 7/25/2023	1,163,000	1,226,069
Series BKNT, 2.15%, 4/29/2021	1,616,000	1,618,780
Series BKNT, 2.45%, 11/5/2020	1,945,000	1,953,500
Series BKNT, 2.45%, 7/28/2022	1,507,000	1,522,567
Series BKNT, 2.50%, 1/22/2021	1,179,000	1,187,017
Series BKNT, 2.55%, 12/9/2021	736,000	743,228
Series BKNT, 2.63%, 2/17/2022	1,099,000	1,113,144
Series BKNT, 2.70%, 11/1/2022	1,226,000	1,244,169
Series BKNT, 2.95%, 1/30/2023	722,000	736,411
Series BKNT, 2.95%, 2/23/2025	1,057,000	1,093,477
Series BKNT, 3.10%, 10/25/2027	1,117,000	1,173,610
Series BKNT, 3.25%, 1/22/2028	886,000	938,371
Series BKNT, 3.30%, 10/30/2024	883,000	927,821
Series BKNT, 3.50%, 6/8/2023	1,083,000	1,136,262
Series BKNT, 4.05%, 7/26/2028	1,474,000	1,622,845

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 4.20%, 11/1/2025	$892,000	$977,168
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.23%, 7/22/2022 (c)	1,433,000	1,433,516
Series MTN, 3.25%, 6/1/2025	1,837,000	1,924,037
PNC Financial Services Group Inc 2.60%, 7/23/2026	1,385,000	1,401,274
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (d)	752,000	766,897
3.15%, 5/19/2027	891,000	938,276
3.30%, 3/8/2022	858,000	882,067
3.45%, 4/23/2029	1,680,000	1,792,980
3.50%, 1/23/2024	1,818,000	1,921,408
3.90%, 4/29/2024	915,000	978,666
Regions Bank Series BKNT, 2.75%, 4/1/2021	680,000	684,182
Regions Financial Corp.:
2.75%, 8/14/2022	1,207,000	1,223,198
3.20%, 2/8/2021	868,000	878,425
3.80%, 8/14/2023	1,056,000	1,113,996
Royal Bank of Canada:
2.15%, 10/26/2020	1,389,000	1,391,084
Series GMTN, 2.50%, 1/19/2021	881,000	886,727
Series GMTN, 2.55%, 7/16/2024	3,528,000	3,575,734
Series GMTN, 2.75%, 2/1/2022	1,721,000	1,753,699
Series GMTN, 2.80%, 4/29/2022	1,166,000	1,187,828
Series GMTN, 3.20%, 4/30/2021	1,648,000	1,678,340
Series GMTN, 3.70%, 10/5/2023	1,795,000	1,899,738
Series GMTN, 4.65%, 1/27/2026	1,684,000	1,860,045
Series MTN, 2.35%, 10/30/2020	1,762,000	1,769,559
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	3,617,000	3,733,612
4.80%, 4/5/2026	1,261,000	1,379,496
5.13%, 5/28/2024	3,430,000	3,654,356
6.00%, 12/19/2023	2,273,000	2,495,504
6.10%, 6/10/2023	2,278,000	2,484,022
6.13%, 12/15/2022	2,820,000	3,051,099
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	1,828,000	1,852,203
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	1,110,000	1,166,732
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	$1,805,000	$1,984,327
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	1,971,000	2,062,592
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	2,534,000	2,715,206
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	1,668,000	1,867,443
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	931,000	951,575
3.70%, 3/28/2022	1,248,000	1,281,634
4.40%, 7/13/2027	3,530,000	3,783,666
4.45%, 12/3/2021	919,000	954,501
4.50%, 7/17/2025	1,301,000	1,398,458
3.50%, 6/7/2024 (a)	990,000	1,015,473
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	470,000	471,852
2.88%, 8/5/2021	2,235,000	2,246,935
3.13%, 1/8/2021	927,000	933,739
3.57%, 1/10/2023	1,575,000	1,597,901
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	1,230,000	1,315,694
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	896,000	909,126
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (a) (c)	1,145,000	1,177,186
Santander UK PLC:
2.13%, 11/3/2020	1,065,000	1,063,797
2.50%, 1/5/2021	870,000	870,766
2.88%, 6/18/2024	2,020,000	2,047,916
3.40%, 6/1/2021	1,631,000	1,657,716
3.75%, 11/15/2021	705,000	726,834
4.00%, 3/13/2024	1,365,000	1,447,132
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	1,358,000	1,350,735
2.63%, 3/15/2021	1,502,000	1,513,025
2.80%, 3/11/2022	535,000	542,565
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	500,000	511,655
3.20%, 7/18/2022	1,426,000	1,463,105
3.95%, 7/19/2023	265,000	280,879
3.95%, 1/10/2024	580,000	618,622
Series BKNT, 2.45%, 10/20/2020	477,000	478,164
Series GMTN, 3.40%, 7/11/2024	260,000	272,654
Series GMTN, 3.65%, 7/23/2025	600,000	641,190

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	$1,877,000	$1,871,238
2.44%, 10/19/2021	3,072,000	3,083,428
2.45%, 9/27/2024	1,747,000	1,747,105
2.63%, 7/14/2026	1,537,000	1,539,090
2.70%, 7/16/2024	3,520,000	3,555,341
2.72%, 9/27/2029	1,497,000	1,490,608
2.78%, 7/12/2022	2,144,000	2,173,716
2.78%, 10/18/2022	1,431,000	1,452,064
2.85%, 1/11/2022	1,485,000	1,504,780
2.93%, 3/9/2021	1,664,000	1,679,658
3.01%, 10/19/2026 (a)	1,404,000	1,440,293
3.04%, 7/16/2029	2,754,000	2,813,266
3.10%, 1/17/2023	1,807,000	1,852,518
3.20%, 9/17/2029	2,703,000	2,739,707
3.35%, 10/18/2027	627,000	659,591
3.36%, 7/12/2027 (a)	1,634,000	1,717,775
3.45%, 1/11/2027	1,819,000	1,919,263
3.54%, 1/17/2028	332,000	353,982
3.75%, 7/19/2023	1,609,000	1,690,850
3.78%, 3/9/2026	2,854,000	3,055,549
3.94%, 10/16/2023	929,000	984,220
3.94%, 7/19/2028	1,213,000	1,334,264
4.31%, 10/16/2028 (a)	1,276,000	1,442,276
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	1,243,000	1,253,938
Series BKNT, 2.75%, 5/1/2023	1,019,000	1,036,873
Series BKNT, 2.80%, 5/17/2022	1,487,000	1,512,160
Series BKNT, 3.00%, 2/2/2023	484,000	495,592
Series BKNT, 3.30%, 5/15/2026	1,131,000	1,175,369
Series BKNT, 4.05%, 11/3/2025	634,000	691,719
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (c)	932,000	943,557
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (c)	869,000	888,431
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	963,000	1,008,550
Series BNKT, 3.20%, 4/1/2024	1,080,000	1,122,336
SunTrust Banks, Inc.:
2.70%, 1/27/2022	1,303,000	1,317,333
2.90%, 3/3/2021	952,000	961,758
4.00%, 5/1/2025	1,174,000	1,269,317
SVB Financial Group 3.50%, 1/29/2025	435,000	450,168
Svenska Handelsbanken AB:
Security Description	Principal Amount	Value
Series BKNT, 1.88%, 9/7/2021	$980,000	$976,541
Series BKNT, 2.45%, 3/30/2021	1,775,000	1,784,514
Series BKNT, 3.35%, 5/24/2021	1,929,000	1,967,329
Series BKNT, 3.90%, 11/20/2023	1,658,000	1,768,987
Series GMTN, 2.40%, 10/1/2020	1,554,000	1,560,496
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	1,212,000	1,228,786
Series BKNT, 3.65%, 5/24/2021	781,000	795,097
Synovus Financial Corp. 3.13%, 11/1/2022	495,000	498,515
Toronto-Dominion Bank:
1.80%, 7/13/2021	2,071,000	2,064,104
USD 5 Year swap rate + 2.21%, 3.63%, 9/15/2031 (a) (c)	1,182,000	1,223,630
Series GMTN, 2.50%, 12/14/2020	3,774,000	3,797,474
Series GMTN, 2.55%, 1/25/2021	1,978,000	1,992,855
Series GMTN, 3.25%, 3/11/2024 (a)	1,402,000	1,464,515
Series GMTN, 3.50%, 7/19/2023	2,008,000	2,118,299
Series MTN, 2.13%, 4/7/2021	2,323,000	2,327,971
Series MTN, 2.65%, 6/12/2024	1,746,000	1,779,733
Series MTN, 3.25%, 6/11/2021	1,554,000	1,586,929
US Bancorp:
2.40%, 7/30/2024	1,791,000	1,813,799
3.38%, 2/5/2024	1,678,000	1,765,793
Series DMTN, 3.00%, 7/30/2029	2,344,000	2,416,078
Series MTN, 2.35%, 1/29/2021	1,441,000	1,447,931
Series MTN, 2.95%, 7/15/2022	1,267,000	1,296,154
Series MTN, 3.00%, 3/15/2022	1,267,000	1,297,167
Series MTN, 3.10%, 4/27/2026	998,000	1,036,902
Series MTN, 3.60%, 9/11/2024	1,382,000	1,469,605
Series MTN, 3.70%, 1/30/2024	604,000	643,508
Series MTN, 3.90%, 4/26/2028	761,000	856,369
Series MTN, 3.95%, 11/17/2025 (a)	953,000	1,048,595

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.13%, 5/24/2021	$1,129,000	$1,164,541
Series V, 2.38%, 7/22/2026	1,679,000	1,694,380
Series V, 2.63%, 1/24/2022	1,334,000	1,351,929
Series X, 3.15%, 4/27/2027	1,687,000	1,786,752
US Bank NA:
Series BKNT, 2.05%, 10/23/2020	1,620,000	1,621,183
Series BKNT, 2.65%, 5/23/2022	1,800,000	1,829,916
Series BKNT, 2.80%, 1/27/2025	616,000	635,404
Series BKNT, 2.85%, 1/23/2023	1,677,000	1,720,384
Series BKNT, 3.00%, 2/4/2021	1,223,000	1,238,067
Series BKNT, 3.15%, 4/26/2021	716,000	727,334
Series BKNT, 3.40%, 7/24/2023	1,213,000	1,270,193
Series BKNT, 3.45%, 11/16/2021	952,000	978,589
Wachovia Corp. 7.57%, 8/1/2026 (a) (d)	654,000	826,493
Webster Financial Corp. 4.10%, 3/25/2029	948,000	1,009,468
Wells Fargo & Co.:
2.10%, 7/26/2021	3,336,000	3,333,398
2.50%, 3/4/2021	1,596,000	1,601,714
3.00%, 4/22/2026	6,472,000	6,639,819
3.00%, 10/23/2026	3,663,000	3,755,930
3.07%, 1/24/2023	4,333,000	4,411,297
4.13%, 8/15/2023	2,115,000	2,243,465
4.48%, 1/16/2024	1,567,000	1,689,179
Series GMTN, 4.30%, 7/22/2027	3,165,000	3,468,618
Series M, 3.45%, 2/13/2023	2,851,000	2,944,684
Series MTN, 2.55%, 12/7/2020	2,069,000	2,080,048
Series MTN, 2.63%, 7/22/2022	4,775,000	4,827,955
Series MTN, 3.00%, 1/22/2021	1,544,000	1,561,910
Series MTN, 3.00%, 2/19/2025	2,939,000	3,025,025
Series MTN, 3.30%, 9/9/2024	2,635,000	2,752,547
Series MTN, 3.50%, 3/8/2022	3,520,000	3,631,232
Series MTN, 3.55%, 9/29/2025	2,912,000	3,079,382
Series MTN, 3.75%, 1/24/2024	3,601,000	3,806,365
Series MTN, 4.10%, 6/3/2026	3,083,000	3,308,367
Series MTN, 4.15%, 1/24/2029 (a)	1,598,000	1,772,550
Series MTN, 4.60%, 4/1/2021	3,258,000	3,378,513
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	$3,249,000	$3,355,827
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	3,643,000	3,858,848
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	3,138,000	3,161,284
Series BKNT, 3.55%, 8/14/2023	3,923,000	4,120,523
Series BKNT, 3.63%, 10/22/2021	2,953,000	3,036,629
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (c)	2,390,000	2,416,075
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (c)	5,936,000	5,927,096
Westpac Banking Corp.:
2.00%, 8/19/2021	1,610,000	1,608,567
2.10%, 5/13/2021	1,399,000	1,400,035
2.50%, 6/28/2022	1,722,000	1,742,595
2.60%, 11/23/2020	2,342,000	2,357,551
2.65%, 1/25/2021	2,319,000	2,337,552
2.70%, 8/19/2026	876,000	895,947
2.75%, 1/11/2023	1,274,000	1,300,779
2.80%, 1/11/2022	2,601,000	2,646,387
2.85%, 5/13/2026	2,620,000	2,707,010
3.30%, 2/26/2024	1,614,000	1,691,633
3.35%, 3/8/2027	1,203,000	1,283,192
3.40%, 1/25/2028 (a)	531,000	574,510
3.65%, 5/15/2023	1,285,000	1,353,889
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	20,000	20,873
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	1,488,000	1,571,730
Wintrust Financial Corp. 4.85%, 6/6/2029	917,000	932,708
Zions Bancorp NA:
3.50%, 8/27/2021	729,000	744,061
Series BKNT, 3.35%, 3/4/2022	685,000	700,221
		1,352,907,829
BEVERAGES — 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	4,149,000	4,447,147
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	227,000	231,243
2.65%, 2/1/2021	1,219,000	1,230,105
3.30%, 2/1/2023	6,146,000	6,383,297
3.65%, 2/1/2026	633,000	677,202

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 1/12/2024	$773,000	$816,458
4.00%, 4/13/2028	1,377,000	1,518,363
4.15%, 1/23/2025	4,968,000	5,425,205
4.75%, 1/23/2029	7,906,000	9,196,101
Beam Suntory, Inc. 3.25%, 5/15/2022	454,000	462,880
Brown-Forman Corp. 3.50%, 4/15/2025	331,000	351,237
Coca-Cola Co.:
1.55%, 9/1/2021	710,000	706,677
1.75%, 9/6/2024	2,918,000	2,896,115
2.13%, 9/6/2029	2,718,000	2,668,560
2.20%, 5/25/2022	734,000	740,878
2.25%, 9/1/2026	1,135,000	1,140,255
2.45%, 11/1/2020	1,192,000	1,199,104
2.50%, 4/1/2023	1,033,000	1,055,220
2.55%, 6/1/2026	1,237,000	1,264,597
2.88%, 10/27/2025	1,474,000	1,541,760
2.90%, 5/25/2027	1,046,000	1,097,599
3.15%, 11/15/2020	1,018,000	1,031,488
3.20%, 11/1/2023	1,885,000	1,982,436
3.30%, 9/1/2021	1,531,000	1,572,169
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	431,000	453,589
Coca-Cola European Partners PLC 4.50%, 9/1/2021	225,000	231,921
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	332,000	351,528
Constellation Brands, Inc.:
2.25%, 11/6/2020	1,039,000	1,039,405
2.65%, 11/7/2022	291,000	294,521
2.70%, 5/9/2022	983,000	993,892
3.15%, 8/1/2029	1,124,000	1,148,840
3.20%, 2/15/2023	988,000	1,017,729
3.50%, 5/9/2027	1,073,000	1,124,139
3.60%, 2/15/2028	358,000	378,073
3.70%, 12/6/2026	839,000	888,862
3.75%, 5/1/2021	684,000	699,910
4.25%, 5/1/2023	1,709,000	1,823,606
4.40%, 11/15/2025	985,000	1,088,740
4.65%, 11/15/2028 (a)	830,000	944,789
4.75%, 11/15/2024	933,000	1,031,161
4.75%, 12/1/2025	243,000	272,303
Diageo Capital PLC:
2.63%, 4/29/2023	1,161,000	1,182,258
3.50%, 9/18/2023	722,000	759,060
3.88%, 5/18/2028	1,054,000	1,174,662
Diageo Captial PLC:
2.13%, 10/24/2024	1,750,000	1,749,492
2.38%, 10/24/2029	815,000	807,632
Diageo Investment Corp.:
2.88%, 5/11/2022	1,496,000	1,529,391
8.00%, 9/15/2022	192,000	223,974
Security Description	Principal Amount	Value
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023 (a)	$330,000	$333,802
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	1,446,000	1,427,751
3.13%, 12/15/2023	834,000	858,870
3.40%, 11/15/2025	350,000	362,579
3.43%, 6/15/2027	788,000	813,106
3.55%, 5/25/2021	1,875,000	1,915,256
4.06%, 5/25/2023	2,539,000	2,685,323
4.42%, 5/25/2025	822,000	894,722
4.60%, 5/25/2028	2,614,000	2,929,405
Molson Coors Brewing Co.:
2.10%, 7/15/2021	1,407,000	1,403,145
3.00%, 7/15/2026	1,480,000	1,494,548
3.50%, 5/1/2022	1,101,000	1,132,720
PepsiCo, Inc.:
1.70%, 10/6/2021	1,384,000	1,379,488
2.00%, 4/15/2021	1,316,000	1,318,421
2.15%, 10/14/2020	2,189,000	2,192,656
2.25%, 5/2/2022 (a)	1,372,000	1,384,787
2.38%, 10/6/2026	1,870,000	1,895,638
2.63%, 7/29/2029	1,322,000	1,355,685
2.75%, 3/5/2022	1,302,000	1,332,154
2.75%, 3/1/2023	1,092,000	1,124,815
2.75%, 4/30/2025	1,775,000	1,845,237
2.85%, 2/24/2026	1,327,000	1,381,659
3.00%, 8/25/2021	718,000	732,985
3.00%, 10/15/2027	1,067,000	1,129,697
3.10%, 7/17/2022	1,326,000	1,368,538
3.13%, 11/1/2020	942,000	954,180
3.50%, 7/17/2025	242,000	260,121
3.60%, 3/1/2024	1,335,000	1,422,523
		108,175,384
BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.85%, 8/19/2021	877,000	872,922
2.25%, 8/19/2023 (a)	1,231,000	1,236,909
2.60%, 8/19/2026	1,970,000	1,976,343
2.65%, 5/11/2022	2,014,000	2,039,276
2.70%, 5/1/2022	733,000	742,749
3.13%, 5/1/2025	822,000	853,729
3.20%, 11/2/2027 (a)	1,188,000	1,241,210
3.45%, 10/1/2020	1,241,000	1,257,940
3.63%, 5/15/2022	1,391,000	1,438,405
3.63%, 5/22/2024	1,338,000	1,416,648
3.88%, 11/15/2021	3,240,000	3,343,810
4.10%, 6/15/2021	1,017,000	1,045,832
Baxalta, Inc. 4.00%, 6/23/2025	774,000	833,575
Biogen, Inc.:
3.63%, 9/15/2022	2,733,000	2,840,161
4.05%, 9/15/2025	1,119,000	1,212,761
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	324,000	332,385

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Celgene Corp.:
2.75%, 2/15/2023	$5,149,000	$5,237,769
2.88%, 8/15/2020	1,633,000	1,641,557
2.88%, 2/19/2021	928,000	936,027
3.25%, 8/15/2022	2,034,000	2,092,742
3.25%, 2/20/2023	1,425,000	1,473,521
3.45%, 11/15/2027	934,000	990,759
3.55%, 8/15/2022	1,147,000	1,190,930
3.63%, 5/15/2024	1,499,000	1,579,092
3.88%, 8/15/2025	3,076,000	3,319,373
3.90%, 2/20/2028	1,406,000	1,532,891
3.95%, 10/15/2020	651,000	662,614
4.00%, 8/15/2023	704,000	749,492
Gilead Sciences, Inc.:
1.95%, 3/1/2022	1,040,000	1,039,854
2.50%, 9/1/2023	1,510,000	1,529,872
2.95%, 3/1/2027	1,409,000	1,453,412
3.25%, 9/1/2022	1,522,000	1,574,007
3.50%, 2/1/2025	1,780,000	1,881,318
3.65%, 3/1/2026	3,931,000	4,210,180
3.70%, 4/1/2024	4,474,000	4,741,142
4.40%, 12/1/2021	1,194,000	1,245,903
4.50%, 4/1/2021	993,000	1,023,793
		62,790,903
BUILDING MATERIALS — 0.2%
CRH America, Inc. 5.75%, 1/15/2021	100,000	104,073
Eagle Materials, Inc. 4.50%, 8/1/2026	586,000	606,615
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029 (a)	986,000	983,466
4.00%, 9/21/2023	721,000	762,335
4.00%, 6/15/2025	722,000	762,613
Johnson Controls International PLC:
3.90%, 2/14/2026	26,000	27,765
3.63%, 7/2/2024 (d)	256,000	267,658
Lennox International, Inc. 3.00%, 11/15/2023	421,000	423,421
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	449,180
3.50%, 12/15/2027	585,000	606,154
4.25%, 7/2/2024	321,000	342,600
Masco Corp.:
3.50%, 4/1/2021	368,000	373,159
3.50%, 11/15/2027	418,000	426,699
4.38%, 4/1/2026	673,000	721,422
4.45%, 4/1/2025	450,000	481,896
5.95%, 3/15/2022	328,000	352,698
7.13%, 3/15/2020	26,000	26,490
Owens Corning:
3.40%, 8/15/2026	594,000	595,158
3.95%, 8/15/2029	1,073,000	1,093,248
Security Description	Principal Amount	Value
4.20%, 12/1/2024	$334,000	$351,555
Vulcan Materials Co.:
3.90%, 4/1/2027	116,000	121,552
4.50%, 4/1/2025	382,000	409,462
		10,289,219
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	267,000	273,752
3.00%, 11/3/2021	211,000	215,017
3.35%, 7/31/2024	689,000	725,999
Airgas, Inc.:
2.38%, 2/15/2020	75,000	75,016
3.65%, 7/15/2024	340,000	360,618
Albemarle Corp. 4.15%, 12/1/2024	1,075,000	1,147,466
Braskem Finance, Ltd. 6.45%, 2/3/2024	491,000	540,498
Cabot Corp.:
3.70%, 7/15/2022	200,000	205,452
4.00%, 7/1/2029	762,000	793,707
Celanese US Holdings LLC:
3.50%, 5/8/2024	831,000	862,154
4.63%, 11/15/2022	502,000	533,144
5.88%, 6/15/2021	545,000	575,923
Dow Chemical Co.:
3.00%, 11/15/2022	1,694,000	1,727,609
3.15%, 5/15/2024 (a) (b)	902,000	925,254
3.50%, 10/1/2024 (a)	692,000	721,611
3.63%, 5/15/2026 (b)	666,000	695,371
4.13%, 11/15/2021	1,355,000	1,403,726
4.55%, 11/30/2025 (b)	1,081,000	1,184,776
4.80%, 11/30/2028 (b)	732,000	826,450
DowDuPont, Inc.:
3.77%, 11/15/2020	2,134,000	2,171,772
4.21%, 11/15/2023	3,335,000	3,574,220
4.49%, 11/15/2025	2,785,000	3,078,539
4.73%, 11/15/2028	1,700,000	1,942,148
Eastman Chemical Co.:
3.50%, 12/1/2021	854,000	872,925
3.60%, 8/15/2022	746,000	770,625
3.80%, 3/15/2025	690,000	723,051
4.50%, 12/1/2028	950,000	1,045,769
Ecolab, Inc.:
2.38%, 8/10/2022	706,000	712,192
2.70%, 11/1/2026	1,115,000	1,143,053
3.25%, 1/14/2023	651,000	673,746
3.25%, 12/1/2027	542,000	576,693
4.35%, 12/8/2021	767,000	803,824
FMC Corp.:
3.20%, 10/1/2026	994,000	1,006,266
3.45%, 10/1/2029	994,000	1,010,401
4.10%, 2/1/2024	688,000	719,407
Huntsman International LLC:
4.50%, 5/1/2029	949,000	997,456
5.13%, 11/15/2022	454,000	483,324

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	$50,000	$50,984
4.45%, 9/26/2028	398,000	439,885
LYB International Finance B.V. 4.00%, 7/15/2023	1,258,000	1,330,612
LYB International Finance II B.V. 3.50%, 3/2/2027 (a)	1,507,000	1,552,451
LyondellBasell Industries NV:
5.75%, 4/15/2024	910,000	1,025,206
6.00%, 11/15/2021	1,437,000	1,533,768
Methanex Corp.:
4.25%, 12/1/2024	592,000	597,322
5.25%, 12/15/2029	1,136,000	1,144,213
Mosaic Co.:
3.25%, 11/15/2022	235,000	240,182
3.75%, 11/15/2021	629,000	642,630
4.05%, 11/15/2027 (a)	607,000	631,316
4.25%, 11/15/2023	1,820,000	1,926,998
NewMarket Corp. 4.10%, 12/15/2022	404,000	422,544
Nutrien, Ltd.:
3.00%, 4/1/2025	571,000	579,605
3.15%, 10/1/2022	542,000	552,710
3.38%, 3/15/2025	418,000	432,567
3.50%, 6/1/2023	636,000	653,859
3.63%, 3/15/2024 (a)	712,000	743,392
4.00%, 12/15/2026	874,000	934,734
4.20%, 4/1/2029	993,000	1,093,253
PPG Industries, Inc.:
2.40%, 8/15/2024	2,689,000	2,687,306
2.80%, 8/15/2029	752,000	752,602
3.20%, 3/15/2023	388,000	402,100
3.60%, 11/15/2020	715,000	726,526
3.75%, 3/15/2028 (a)	572,000	622,937
Praxair, Inc.:
2.20%, 8/15/2022	687,000	691,589
2.45%, 2/15/2022	684,000	692,167
2.65%, 2/5/2025	695,000	713,855
2.70%, 2/21/2023 (a)	570,000	582,660
3.00%, 9/1/2021	575,000	586,178
3.20%, 1/30/2026	844,000	892,471
4.05%, 3/15/2021	224,000	230,644
Rohm & Haas Co. 7.85%, 7/15/2029	1,025,000	1,373,254
RPM International, Inc.:
3.45%, 11/15/2022	419,000	428,922
3.75%, 3/15/2027	472,000	490,158
4.55%, 3/1/2029 (a)	716,000	776,072
Sasol Financing International, Ltd. 4.50%, 11/14/2022	142,000	145,455
SASOL Financing USA LLC:
5.88%, 3/27/2024	1,864,000	2,009,727
6.50%, 9/27/2028	1,065,000	1,176,079
Sherwin-Williams Co.:
Security Description	Principal Amount	Value
2.75%, 6/1/2022	$782,000	$792,745
2.95%, 8/15/2029	1,485,000	1,491,950
3.13%, 6/1/2024	1,026,000	1,059,417
3.45%, 8/1/2025	558,000	582,117
3.45%, 6/1/2027	842,000	879,663
3.95%, 1/15/2026	445,000	474,588
4.20%, 1/15/2022	698,000	725,452
Syngenta Finance NV 3.13%, 3/28/2022	568,000	571,044
Westlake Chemical Corp. 3.60%, 8/15/2026	992,000	1,023,694
		76,208,557
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing, Inc. 3.38%, 9/15/2025	1,661,000	1,785,575
Block Financial LLC:
4.13%, 10/1/2020	383,000	389,051
5.25%, 10/1/2025	345,000	373,649
5.50%, 11/1/2022	449,000	478,993
Cintas Corp. No. 2:
2.90%, 4/1/2022	1,049,000	1,070,851
3.25%, 6/1/2022	165,000	169,477
3.70%, 4/1/2027	1,259,000	1,372,574
Equifax, Inc.:
2.30%, 6/1/2021	372,000	371,833
3.30%, 12/15/2022	645,000	661,951
3.60%, 8/15/2021	190,000	193,905
3.95%, 6/15/2023	490,000	514,348
Global Payments, Inc.:
2.65%, 2/15/2025	1,627,000	1,631,783
3.20%, 8/15/2029	1,734,000	1,758,363
IHS Markit, Ltd.:
3.63%, 5/1/2024	330,000	342,705
4.13%, 8/1/2023	918,000	965,984
4.25%, 5/1/2029	1,409,000	1,515,394
4.75%, 8/1/2028	590,000	658,080
Moody's Corp.:
2.63%, 1/15/2023	960,000	970,416
2.75%, 12/15/2021	813,000	823,390
3.25%, 6/7/2021	582,000	591,847
3.25%, 1/15/2028 (a)	454,000	475,197
4.50%, 9/1/2022	554,000	587,772
4.88%, 2/15/2024	444,000	488,063
PayPal Holdings, Inc.:
2.20%, 9/26/2022	585,000	587,293
2.40%, 10/1/2024	1,254,000	1,261,411
2.65%, 10/1/2026	615,000	619,662
RELX Capital, Inc.:
3.13%, 10/15/2022	978,000	999,017
3.50%, 3/16/2023	1,379,000	1,428,161
4.00%, 3/18/2029	1,503,000	1,639,593
S&P Global, Inc.:
2.95%, 1/22/2027	480,000	499,123
4.00%, 6/15/2025	807,000	881,228

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 2/15/2026	$728,000	$813,089
Total System Services, Inc.:
3.75%, 6/1/2023	396,000	412,105
3.80%, 4/1/2021	725,000	739,913
4.00%, 6/1/2023	626,000	656,674
4.45%, 6/1/2028	592,000	652,745
4.80%, 4/1/2026	681,000	756,734
Verisk Analytics, Inc.:
4.00%, 6/15/2025	267,000	287,479
4.13%, 9/12/2022	999,000	1,046,932
4.13%, 3/15/2029	1,399,000	1,541,124
5.80%, 5/1/2021	537,000	565,230
		33,578,714
COMPUTERS — 2.9%
Apple, Inc.:
1.55%, 8/4/2021	2,092,000	2,081,268
1.70%, 9/11/2022 (a)	864,000	863,628
1.80%, 9/11/2024	1,259,000	1,253,120
2.00%, 11/13/2020	1,330,000	1,332,806
2.05%, 9/11/2026	1,484,000	1,468,626
2.10%, 9/12/2022	1,613,000	1,624,517
2.15%, 2/9/2022	1,417,000	1,427,968
2.20%, 9/11/2029	1,734,000	1,705,996
2.25%, 2/23/2021	2,026,000	2,035,846
2.30%, 5/11/2022	1,766,000	1,786,238
2.40%, 1/13/2023	1,290,000	1,310,898
2.40%, 5/3/2023	3,720,000	3,783,538
2.45%, 8/4/2026	2,553,000	2,586,700
2.50%, 2/9/2022	1,500,000	1,522,410
2.50%, 2/9/2025	1,865,000	1,907,951
2.70%, 5/13/2022	1,708,000	1,746,123
2.75%, 1/13/2025	2,998,000	3,100,292
2.85%, 5/6/2021	3,944,000	4,007,538
2.85%, 2/23/2023	2,187,000	2,251,145
2.85%, 5/11/2024	2,206,000	2,288,107
2.90%, 9/12/2027	2,814,000	2,933,117
3.00%, 2/9/2024	2,960,000	3,084,024
3.00%, 6/20/2027	874,000	918,216
3.00%, 11/13/2027	1,527,000	1,603,289
3.20%, 5/13/2025	2,634,000	2,789,775
3.20%, 5/11/2027	1,774,000	1,880,795
3.25%, 2/23/2026	2,028,000	2,148,666
3.35%, 2/9/2027	3,050,000	3,263,164
3.45%, 5/6/2024	3,118,000	3,320,265
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (a) (b)	1,273,000	1,331,902
4.42%, 6/15/2021 (b)	4,996,000	5,153,524
4.90%, 10/1/2026 (b)	1,422,000	1,523,858
5.45%, 6/15/2023 (b)	3,815,000	4,152,284
6.02%, 6/15/2026 (b)	6,425,000	7,229,410
DXC Technology Co.:
4.25%, 4/15/2024	679,000	712,081
4.75%, 4/15/2027	1,091,000	1,140,335
Security Description	Principal Amount	Value
Genpact Luxembourg Sarl 3.70%, 4/1/2022	$532,000	$539,006
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	2,443,000	2,439,897
3.50%, 10/5/2021	848,000	868,335
3.60%, 10/15/2020	2,415,000	2,445,840
4.40%, 10/15/2022	1,783,000	1,889,124
4.90%, 10/15/2025	2,318,000	2,567,069
HP, Inc.:
3.75%, 12/1/2020	866,000	880,462
4.05%, 9/15/2022 (a)	657,000	693,076
4.30%, 6/1/2021	1,283,000	1,325,814
4.38%, 9/15/2021	601,000	625,106
4.65%, 12/9/2021 (a)	246,000	260,160
IBM Credit LLC:
1.80%, 1/20/2021	568,000	566,404
2.20%, 9/8/2022	656,000	658,683
2.65%, 2/5/2021	1,357,000	1,368,385
3.00%, 2/6/2023	1,385,000	1,424,085
3.45%, 11/30/2020	1,127,000	1,145,686
3.60%, 11/30/2021	1,105,000	1,141,465
International Business Machines Corp.:
1.88%, 8/1/2022	1,630,000	1,624,605
2.25%, 2/19/2021	1,349,000	1,355,785
2.50%, 1/27/2022	1,318,000	1,333,249
2.80%, 5/13/2021	1,267,000	1,283,838
2.85%, 5/13/2022	3,117,000	3,184,265
2.88%, 11/9/2022	1,408,000	1,443,256
2.90%, 11/1/2021	722,000	735,321
3.00%, 5/15/2024	2,259,000	2,338,697
3.30%, 5/15/2026	3,522,000	3,714,970
3.30%, 1/27/2027	909,000	965,094
3.38%, 8/1/2023	2,193,000	2,293,593
3.45%, 2/19/2026	2,112,000	2,241,402
3.50%, 5/15/2029	3,127,000	3,358,398
3.63%, 2/12/2024	5,337,000	5,654,978
6.22%, 8/1/2027	547,000	685,582
6.50%, 1/15/2028	120,000	153,400
7.00%, 10/30/2025	572,000	719,170
NetApp, Inc.:
3.30%, 9/29/2024	900,000	919,737
3.38%, 6/15/2021	634,000	644,651
Seagate HDD Cayman:
4.25%, 3/1/2022	155,000	159,517
4.75%, 6/1/2023 (a)	499,000	521,016
4.75%, 1/1/2025 (a)	719,000	743,122
4.88%, 3/1/2024 (a)	597,000	625,137
4.88%, 6/1/2027	705,000	727,433
Western Digital Corp. 4.75%, 2/15/2026	1,428,000	1,470,326
		143,004,559
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.25%, 11/15/2022	$1,463,000	$1,481,858
Series MTN, 1.95%, 2/1/2023	726,000	728,468
Series MTN, 2.10%, 5/1/2023	410,000	413,038
Series MTN, 2.30%, 5/3/2022	913,000	926,969
Series MTN, 2.45%, 11/15/2021	73,000	73,837
Series MTN, 3.25%, 3/15/2024	62,000	65,704
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	298,329
3.15%, 3/15/2027	640,000	674,963
Procter & Gamble Co.:
1.70%, 11/3/2021	767,000	765,918
1.85%, 2/2/2021	637,000	636,739
1.90%, 10/23/2020	694,000	694,104
2.15%, 8/11/2022	2,055,000	2,079,187
2.30%, 2/6/2022 (a)	1,329,000	1,347,074
2.45%, 11/3/2026 (a)	1,444,000	1,483,075
2.85%, 8/11/2027 (a)	1,088,000	1,149,929
3.10%, 8/15/2023	1,215,000	1,275,398
Unilever Capital Corp.:
1.38%, 7/28/2021 (a)	227,000	224,546
2.00%, 7/28/2026	1,312,000	1,299,339
2.13%, 9/6/2029	1,180,000	1,162,312
2.20%, 5/5/2022	1,405,000	1,413,992
2.60%, 5/5/2024	1,494,000	1,532,127
2.75%, 3/22/2021	593,000	599,345
2.90%, 5/5/2027	1,398,000	1,463,538
3.00%, 3/7/2022	674,000	690,810
3.10%, 7/30/2025	720,000	754,128
3.13%, 3/22/2023	816,000	847,522
3.25%, 3/7/2024	673,000	708,306
3.38%, 3/22/2025	400,000	423,952
3.50%, 3/22/2028	1,352,000	1,477,520
4.25%, 2/10/2021	1,010,000	1,039,856
		27,731,883
DIVERSIFIED FINANCIAL SERVICES — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	1,275,000	1,274,018
3.30%, 1/23/2023	931,000	948,400
3.50%, 5/26/2022	951,000	974,727
3.50%, 1/15/2025	1,064,000	1,085,057
3.65%, 7/21/2027 (a)	1,210,000	1,228,731
3.88%, 1/23/2028	1,064,000	1,096,154
3.95%, 2/1/2022	1,160,000	1,197,364
4.13%, 7/3/2023	1,053,000	1,103,597
4.45%, 12/16/2021	959,000	996,363
4.45%, 10/1/2025	935,000	995,625
4.45%, 4/3/2026	1,084,000	1,157,333
4.50%, 5/15/2021	1,297,000	1,339,503
4.63%, 7/1/2022	499,000	526,480
Security Description	Principal Amount	Value
4.88%, 1/16/2024	$1,179,000	$1,271,870
5.00%, 10/1/2021	928,000	975,105
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	308,000	318,401
4.25%, 2/15/2024	175,000	186,620
Air Lease Corp.:
2.25%, 1/15/2023	670,000	667,159
2.50%, 3/1/2021	409,000	410,051
2.63%, 7/1/2022	658,000	661,132
2.75%, 1/15/2023	772,000	777,775
3.00%, 9/15/2023	1,139,000	1,156,324
3.25%, 3/1/2025	817,000	831,003
3.38%, 6/1/2021	974,000	989,048
3.50%, 1/15/2022	631,000	647,804
3.63%, 4/1/2027	942,000	971,767
3.63%, 12/1/2027	903,000	929,936
3.75%, 2/1/2022	786,000	808,197
3.88%, 4/1/2021	246,000	251,228
3.88%, 7/3/2023	1,004,000	1,048,256
4.25%, 9/15/2024	569,000	606,252
4.63%, 10/1/2028	512,000	562,719
Series GMTN, 3.75%, 6/1/2026	972,000	1,011,726
Series MTN, 4.25%, 2/1/2024	923,000	978,675
Aircastle, Ltd.:
4.13%, 5/1/2024	505,000	525,831
4.25%, 6/15/2026	1,290,000	1,323,733
4.40%, 9/25/2023	656,000	689,568
5.00%, 4/1/2023	625,000	673,350
5.13%, 3/15/2021	476,000	493,017
5.50%, 2/15/2022	961,000	1,022,091
American Express Co.:
2.50%, 8/1/2022	2,151,000	2,172,338
2.50%, 7/30/2024	2,315,000	2,334,840
2.65%, 12/2/2022	1,537,000	1,560,916
2.75%, 5/20/2022	1,652,000	1,677,755
3.00%, 2/22/2021	1,045,000	1,058,261
3.00%, 10/30/2024	1,865,000	1,925,911
3.13%, 5/20/2026	2,010,000	2,089,696
3.38%, 5/17/2021	1,482,000	1,511,121
3.40%, 2/27/2023	2,212,000	2,297,405
3.40%, 2/22/2024	2,183,000	2,283,418
3.63%, 12/5/2024	574,000	606,775
3.70%, 11/5/2021	1,411,000	1,456,237
3.70%, 8/3/2023	2,717,000	2,861,925
4.20%, 11/6/2025	1,103,000	1,213,785
American Express Credit Corp.:
Series MTN, 2.25%, 5/5/2021	2,270,000	2,276,628
Series MTN, 2.70%, 3/3/2022	2,066,000	2,099,469
Series MTN, 3.30%, 5/3/2027	2,125,000	2,265,016
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	373,000	381,534
3.00%, 3/22/2022	749,000	763,403
3.70%, 10/15/2024	631,000	674,205
4.00%, 10/15/2023	1,023,000	1,092,298

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
BGC Partners, Inc.:
3.75%, 10/1/2024 (b)	$400,000	$398,868
5.38%, 7/24/2023	926,000	987,209
BlackRock, Inc.:
3.20%, 3/15/2027	837,000	885,881
3.25%, 4/30/2029	1,377,000	1,474,134
3.38%, 6/1/2022	585,000	608,886
3.50%, 3/18/2024	1,266,000	1,350,721
4.25%, 5/24/2021	1,140,000	1,183,423
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	498,000	528,727
Brookfield Finance, Inc.:
3.90%, 1/25/2028	687,000	720,285
4.00%, 4/1/2024	1,544,000	1,639,898
4.25%, 6/2/2026	803,000	857,339
Capital One Bank USA NA 3.38%, 2/15/2023	1,755,000	1,808,001
Capital One Financial Corp.:
3.05%, 3/9/2022	1,177,000	1,200,010
3.20%, 1/30/2023	1,080,000	1,108,728
3.20%, 2/5/2025	989,000	1,016,732
3.30%, 10/30/2024	2,651,000	2,742,698
3.45%, 4/30/2021	1,621,000	1,651,053
3.50%, 6/15/2023	1,333,000	1,388,919
3.75%, 4/24/2024	560,000	588,599
3.75%, 7/28/2026	894,000	928,642
3.75%, 3/9/2027	1,541,000	1,617,449
3.80%, 1/31/2028 (a)	1,889,000	1,991,063
3.90%, 1/29/2024	330,000	348,503
4.20%, 10/29/2025	3,310,000	3,528,493
4.25%, 4/30/2025 (a)	571,000	618,250
4.75%, 7/15/2021	2,163,000	2,258,237
Cboe Global Markets, Inc. 3.65%, 1/12/2027	402,000	427,652
Charles Schwab Corp.:
2.65%, 1/25/2023	1,083,000	1,102,689
3.00%, 3/10/2025	874,000	903,428
3.20%, 3/2/2027	606,000	634,215
3.20%, 1/25/2028	818,000	857,321
3.25%, 5/21/2021	902,000	919,147
3.25%, 5/22/2029	817,000	860,718
3.45%, 2/13/2026	97,000	102,736
3.55%, 2/1/2024	1,009,000	1,067,825
3.85%, 5/21/2025	1,082,000	1,165,682
4.00%, 2/1/2029	930,000	1,033,918
CME Group, Inc.:
3.00%, 9/15/2022	959,000	989,803
3.00%, 3/15/2025	704,000	736,975
3.75%, 6/15/2028	674,000	752,845
Discover Financial Services:
3.75%, 3/4/2025	928,000	972,674
3.85%, 11/21/2022	258,000	269,213
3.95%, 11/6/2024	369,000	390,830
4.10%, 2/9/2027	1,273,000	1,354,956
Security Description	Principal Amount	Value
4.50%, 1/30/2026	$1,268,000	$1,378,138
5.20%, 4/27/2022	375,000	400,733
E*TRADE Financial Corp.:
2.95%, 8/24/2022	394,000	400,473
3.80%, 8/24/2027	535,000	556,919
4.50%, 6/20/2028	663,000	721,662
Eaton Vance Corp. 3.50%, 4/6/2027	499,000	525,711
Franklin Resources, Inc.:
2.80%, 9/15/2022	304,000	310,372
2.85%, 3/30/2025	365,000	374,997
GE Capital International Funding Co. 2.34%, 11/15/2020	9,159,000	9,136,194
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	2,416,000	2,465,335
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	865,000	872,024
2.75%, 12/1/2020	1,400,000	1,410,836
3.10%, 9/15/2027	796,000	831,852
3.45%, 9/21/2023	1,193,000	1,248,582
3.75%, 12/1/2025	1,511,000	1,629,342
3.75%, 9/21/2028	967,000	1,060,876
4.00%, 10/15/2023	811,000	866,367
International Lease Finance Corp.:
4.63%, 4/15/2021	587,000	606,412
5.88%, 8/15/2022	857,000	938,938
8.25%, 12/15/2020	1,000,000	1,069,920
8.63%, 1/15/2022	817,000	929,346
Invesco Finance PLC:
3.13%, 11/30/2022	656,000	671,193
3.75%, 1/15/2026	418,000	446,111
4.00%, 1/30/2024	470,000	498,759
Janus Capital Group, Inc. 4.88%, 8/1/2025	270,000	293,795
Jefferies Financial Group, Inc. 5.50%, 10/18/2023 (a)	635,000	689,070
Jefferies Group LLC:
5.13%, 1/20/2023	825,000	886,091
6.45%, 6/8/2027 (a)	447,000	517,966
6.88%, 4/15/2021	560,000	594,888
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027	1,029,000	1,089,320
Lazard Group LLC:
3.63%, 3/1/2027	848,000	869,912
3.75%, 2/13/2025	416,000	434,716
4.38%, 3/11/2029	408,000	442,460
4.50%, 9/19/2028	990,000	1,077,724
Legg Mason, Inc. 4.75%, 3/15/2026	498,000	545,569
Mastercard, Inc.:
2.00%, 11/21/2021	687,000	689,789
2.95%, 11/21/2026	862,000	907,091

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 6/1/2029	$1,181,000	$1,239,967
3.38%, 4/1/2024	1,425,000	1,514,091
3.50%, 2/26/2028	562,000	613,625
Nasdaq, Inc.:
3.85%, 6/30/2026	433,000	463,938
4.25%, 6/1/2024 (a)	767,000	828,782
ORIX Corp.:
2.90%, 7/18/2022	854,000	867,075
3.25%, 12/4/2024	716,000	741,482
3.70%, 7/18/2027	519,000	553,321
4.05%, 1/16/2024	634,000	675,185
Raymond James Financial, Inc. 3.63%, 9/15/2026	252,000	263,970
Stifel Financial Corp.:
3.50%, 12/1/2020	760,000	767,744
4.25%, 7/18/2024	735,000	772,955
Synchrony Financial:
2.85%, 7/25/2022	814,000	821,122
3.70%, 8/4/2026	1,096,000	1,120,309
3.75%, 8/15/2021	587,000	599,568
3.95%, 12/1/2027	1,473,000	1,508,205
4.25%, 8/15/2024	1,212,000	1,278,405
4.38%, 3/19/2024	580,000	615,525
4.50%, 7/23/2025	1,167,000	1,244,816
5.15%, 3/19/2029	1,008,000	1,117,882
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029	645,000	647,999
2.95%, 4/1/2022	1,131,000	1,158,054
3.30%, 4/1/2027	1,020,000	1,071,031
3.63%, 4/1/2025	991,000	1,051,530
3.75%, 4/1/2024	475,000	504,621
Visa, Inc.:
2.15%, 9/15/2022	1,066,000	1,076,191
2.20%, 12/14/2020	3,376,000	3,387,512
2.75%, 9/15/2027 (a)	674,000	707,174
2.80%, 12/14/2022	2,962,000	3,048,490
3.15%, 12/14/2025	5,276,000	5,624,005
Western Union Co.:
3.60%, 3/15/2022	565,000	581,216
4.25%, 6/9/2023	455,000	479,056
		192,622,630
ELECTRIC — 4.8%
AEP Texas, Inc.:
2.40%, 10/1/2022	575,000	578,387
3.95%, 6/1/2028	643,000	709,538
AEP Transmission Co. LLC 3.10%, 12/1/2026	418,000	436,664
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	183,000	193,484
Series 17A, 2.45%, 3/30/2022	687,526	694,333
Ameren Corp.:
2.50%, 9/15/2024	680,000	683,903
2.70%, 11/15/2020	469,000	471,462
3.65%, 2/15/2026	677,000	712,042
Security Description	Principal Amount	Value
Ameren Illinois Co.:
2.70%, 9/1/2022	$300,000	$305,310
3.25%, 3/1/2025	146,000	152,458
3.80%, 5/15/2028	586,000	652,980
American Electric Power Co., Inc.:
2.15%, 11/13/2020	710,000	710,234
3.20%, 11/13/2027	596,000	620,960
Series F, 2.95%, 12/15/2022	664,000	677,313
Series I, 3.65%, 12/1/2021	670,000	691,045
Series J, 4.30%, 12/1/2028	595,000	667,358
Appalachian Power Co.:
3.40%, 6/1/2025	686,000	715,532
4.60%, 3/30/2021	49,000	50,518
Series X, 3.30%, 6/1/2027	406,000	424,863
Arizona Public Service Co.:
2.60%, 8/15/2029 (a)	500,000	500,135
2.95%, 9/15/2027	490,000	505,538
3.15%, 5/15/2025	475,000	493,449
Atlantic City Electric Co. 4.00%, 10/15/2028	348,000	389,857
Avangrid, Inc.:
3.15%, 12/1/2024	898,000	926,880
3.80%, 6/1/2029	897,000	963,916
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	574,000	573,570
3.35%, 7/1/2023	838,000	871,746
3.50%, 11/15/2021	344,000	352,311
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	555,000	557,264
2.80%, 1/15/2023	579,000	592,265
3.25%, 4/15/2028	665,000	699,706
3.50%, 2/1/2025	381,000	403,471
3.75%, 11/15/2023	475,000	503,329
Black Hills Corp.:
3.05%, 10/15/2029 (e)	1,250,000	1,252,062
3.15%, 1/15/2027	547,000	554,155
3.95%, 1/15/2026	468,000	494,414
4.25%, 11/30/2023	690,000	734,050
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	35,000	34,902
2.25%, 8/1/2022 (a)	472,000	473,831
Series AA, 3.00%, 2/1/2027	745,000	771,805
Series Z, 2.40%, 9/1/2026	530,000	530,302
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	641,000	644,167
2.50%, 9/1/2024	960,000	959,741
3.60%, 11/1/2021	486,000	498,743
3.85%, 2/1/2024	661,000	697,256
4.25%, 11/1/2028	722,000	792,908
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (b)	500,000	503,070
3.74%, 5/1/2026	911,000	939,104

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	$23,000	$26,306
CMS Energy Corp.:
3.00%, 5/15/2026	843,000	864,210
3.45%, 8/15/2027	578,000	608,374
5.05%, 3/15/2022	727,000	770,017
Commonwealth Edison Co.:
2.55%, 6/15/2026	305,000	309,368
3.40%, 9/1/2021	400,000	409,748
3.70%, 8/15/2028	717,000	786,140
Series 122, 2.95%, 8/15/2027	545,000	564,222
Connecticut Light & Power Co.:
2.50%, 1/15/2023	290,000	294,379
Series A, 3.20%, 3/15/2027	1,569,000	1,658,166
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	681,000	750,053
Series B, 3.13%, 11/15/2027	603,000	633,023
Series D, 4.00%, 12/1/2028	450,000	505,530
Consolidated Edison, Inc. 2.00%, 5/15/2021	831,000	829,463
Consumers Energy Co.:
2.85%, 5/15/2022	759,000	774,818
3.38%, 8/15/2023	220,000	230,518
3.80%, 11/15/2028	359,000	398,950
Delmarva Power & Light Co. 3.50%, 11/15/2023	930,000	978,276
Dominion Energy, Inc.:
2.72%, 8/15/2021 (d)	3,189,000	3,208,644
3.07%, 8/15/2024 (d)	722,000	739,869
3.90%, 10/1/2025	660,000	705,837
4.10%, 4/1/2021 (d)	2,137,000	2,190,660
4.25%, 6/1/2028	926,000	1,025,415
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	761,000	808,045
Series B, 2.75%, 1/15/2022	362,000	365,739
Series B, 2.75%, 9/15/2022	628,000	635,279
Series C, 2.00%, 8/15/2021	754,000	751,640
Series D, 2.85%, 8/15/2026	639,000	643,971
DPL, Inc.:
4.35%, 4/15/2029 (b)	902,000	888,371
7.25%, 10/15/2021	1,015,000	1,088,993
DTE Electric Co.:
3.38%, 3/1/2025	115,000	121,223
3.45%, 10/1/2020	353,000	356,950
3.65%, 3/15/2024	527,000	558,494
DTE Energy Co.:
2.85%, 10/1/2026	636,000	647,664
3.80%, 3/15/2027	628,000	672,318
Series B, 2.60%, 6/15/2022	691,000	696,272
Series B, 3.30%, 6/15/2022	421,000	431,458
Series C, 2.53%, 10/1/2024	895,000	897,506
Series C, 3.40%, 6/15/2029	886,000	926,508
Series C, 3.50%, 6/1/2024	820,000	855,998
Security Description	Principal Amount	Value
Series D, 3.70%, 8/1/2023	$548,000	$574,918
Series F, 3.85%, 12/1/2023	451,000	474,831
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (a)	722,000	721,495
2.50%, 3/15/2023	404,000	410,496
2.95%, 12/1/2026	658,000	682,504
3.05%, 3/15/2023	874,000	904,538
3.35%, 5/15/2022	742,000	766,761
3.90%, 6/15/2021	637,000	654,008
3.95%, 11/15/2028	1,811,000	2,023,358
Series A, 6.00%, 12/1/2028	15,000	18,703
Duke Energy Corp.:
1.80%, 9/1/2021	848,000	843,980
2.40%, 8/15/2022	1,098,000	1,106,806
2.65%, 9/1/2026	1,743,000	1,752,377
3.05%, 8/15/2022	744,000	760,428
3.15%, 8/15/2027	604,000	627,194
3.40%, 6/15/2029	831,000	871,802
3.55%, 9/15/2021	831,000	850,030
3.75%, 4/15/2024	2,533,000	2,684,980
3.95%, 10/15/2023	829,000	879,478
Duke Energy Florida LLC:
3.10%, 8/15/2021	209,000	212,001
3.20%, 1/15/2027	563,000	591,189
3.80%, 7/15/2028	202,000	222,509
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	252,355
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	694,000	759,701
3.80%, 9/1/2023	307,000	324,431
Duke Energy Progress LLC:
2.80%, 5/15/2022	215,000	219,005
3.00%, 9/15/2021	99,000	100,766
3.25%, 8/15/2025	1,053,000	1,110,304
3.38%, 9/1/2023	438,000	458,674
3.45%, 3/15/2029	1,113,000	1,200,192
3.70%, 9/1/2028	915,000	1,004,405
Edison International:
2.40%, 9/15/2022 (a)	618,000	611,993
2.95%, 3/15/2023	456,000	455,608
4.13%, 3/15/2028	647,000	662,509
5.75%, 6/15/2027	200,000	224,560
Emera US Finance L.P.:
2.70%, 6/15/2021	934,000	939,408
3.55%, 6/15/2026	498,000	521,511
Enel Americas SA 4.00%, 10/25/2026 (a)	728,000	761,750
Enel Chile SA 4.88%, 6/12/2028	587,000	654,980
Enel Generacion Chile SA 4.25%, 4/15/2024	518,000	548,267
Entergy Arkansas LLC:
3.50%, 4/1/2026	855,000	909,891
3.70%, 6/1/2024	310,000	330,057
3.75%, 2/15/2021	380,000	387,117

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Entergy Corp.:
2.95%, 9/1/2026	$994,000	$1,007,399
4.00%, 7/15/2022	1,168,000	1,218,656
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	859,000	991,389
Entergy Louisiana LLC:
2.40%, 10/1/2026	593,000	591,909
3.12%, 9/1/2027	606,000	633,003
3.25%, 4/1/2028	580,000	612,956
4.05%, 9/1/2023	326,000	348,139
5.40%, 11/1/2024	403,000	465,159
Entergy Mississippi LLC 2.85%, 6/1/2028	195,000	200,164
Entergy Texas, Inc. 4.00%, 3/30/2029	97,000	107,159
Evergy, Inc.:
2.45%, 9/15/2024	819,000	820,368
2.90%, 9/15/2029	1,234,000	1,230,027
4.85%, 6/1/2021	391,000	404,364
Eversource Energy:
2.50%, 3/15/2021	708,000	710,188
2.80%, 5/1/2023	1,000,000	1,016,710
Series H, 3.15%, 1/15/2025	376,000	388,385
Series K, 2.75%, 3/15/2022	965,000	977,738
Series L, 2.90%, 10/1/2024	1,669,000	1,708,055
Series M, 3.30%, 1/15/2028	431,000	448,132
Series N, 3.80%, 12/1/2023	420,000	444,767
Series O, 4.25%, 4/1/2029	100,000	111,924
Exelon Corp.:
2.45%, 4/15/2021	612,000	613,389
3.40%, 4/15/2026	1,119,000	1,169,836
3.50%, 6/1/2022	1,335,000	1,369,750
3.95%, 6/15/2025	969,000	1,036,743
5.15%, 12/1/2020	787,000	807,911
Exelon Generation Co. LLC:
3.40%, 3/15/2022	830,000	850,767
4.00%, 10/1/2020	515,000	521,561
4.25%, 6/15/2022	677,000	708,420
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	720,000	731,405
Series B, 3.90%, 7/15/2027	2,177,000	2,321,618
Series B, 4.25%, 3/15/2023	1,210,000	1,278,728
Florida Power & Light Co.:
2.75%, 6/1/2023	392,000	401,714
3.13%, 12/1/2025	999,000	1,054,325
3.25%, 6/1/2024	663,000	696,336
Fortis, Inc.:
3.06%, 10/4/2026	1,037,000	1,057,875
2.10%, 10/4/2021	857,000	853,358
Georgia Power Co.:
2.40%, 4/1/2021	531,000	532,710
2.85%, 5/15/2022	767,000	780,469
3.25%, 4/1/2026 (a)	349,000	361,166
3.25%, 3/30/2027	347,000	358,569
Security Description	Principal Amount	Value
Series A, 2.20%, 9/15/2024	$784,000	$777,367
Series B, 2.65%, 9/15/2029	734,000	722,784
Gulf Power Co. Series A, 3.30%, 5/30/2027	454,000	480,455
Iberdrola International B.V. 5.81%, 3/15/2025	464,000	535,632
Indiana Michigan Power Co. 3.85%, 5/15/2028	350,000	385,224
Interstate Power & Light Co.:
3.25%, 12/1/2024	416,000	434,133
3.60%, 4/1/2029	858,000	917,991
4.10%, 9/26/2028	475,000	523,863
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	902,000	934,634
ITC Holdings Corp.:
2.70%, 11/15/2022	678,000	685,146
3.25%, 6/30/2026	651,000	673,010
3.35%, 11/15/2027	767,000	807,091
3.65%, 6/15/2024	372,000	391,244
Kansas City Power & Light Co.:
3.15%, 3/15/2023	819,000	845,044
3.65%, 8/15/2025 (a)	688,000	734,915
Kentucky Utilities Co. 3.25%, 11/1/2020	144,000	145,375
LG&E & KU Energy LLC 3.75%, 11/15/2020	593,000	600,590
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	679,000	714,505
MidAmerican Energy Co.:
3.10%, 5/1/2027	591,000	622,264
3.50%, 10/15/2024	399,000	424,009
3.65%, 4/15/2029	925,000	1,018,462
Mississippi Power Co. 3.95%, 3/30/2028	510,000	555,512
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/1/2020	597,000	598,743
2.40%, 4/25/2022	717,000	723,840
2.70%, 2/15/2023	600,000	611,910
2.85%, 1/27/2025	79,000	81,199
2.95%, 2/7/2024	617,000	637,028
3.05%, 2/15/2022	562,000	573,706
3.05%, 4/25/2027	535,000	559,107
3.40%, 2/7/2028	973,000	1,044,623
3.70%, 3/15/2029	761,000	839,238
3.90%, 11/1/2028	719,000	796,544
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	722,000	732,671
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	570,000	605,557
Series MTN, 2.30%, 9/15/2022	501,000	503,425
Series MTN, 2.90%, 3/15/2021	687,000	695,739

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.25%, 11/1/2025	$476,000	$499,857
Nevada Power Co. Series CC, 3.70%, 5/1/2029	1,005,000	1,100,756
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/1/2021	2,140,000	2,152,112
2.80%, 1/15/2023	467,000	475,373
2.90%, 4/1/2022	667,000	678,966
3.15%, 4/1/2024	967,000	999,124
3.20%, 2/25/2022	729,000	745,650
3.25%, 4/1/2026	970,000	1,006,540
3.50%, 4/1/2029	744,000	787,896
3.55%, 5/1/2027	1,631,000	1,727,490
4.50%, 6/1/2021 (a)	2,067,000	2,132,028
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (a) (c)	1,018,000	1,105,080
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	681,000	692,393
Northern States Power Co.:
2.15%, 8/15/2022	728,000	730,300
2.60%, 5/15/2023	534,000	543,131
NSTAR Electric Co.:
2.38%, 10/15/2022	407,000	410,455
3.20%, 5/15/2027	505,000	531,103
3.25%, 5/15/2029	785,000	836,567
NV Energy, Inc. 6.25%, 11/15/2020	582,000	607,980
Ohio Power Co. Series M, 5.38%, 10/1/2021	930,000	989,055
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	722,000	784,727
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024 (b)	971,000	997,091
2.95%, 4/1/2025	345,000	357,948
3.70%, 11/15/2028 (b)	685,000	754,404
3.70%, 11/15/2028	671,000	739,596
4.10%, 6/1/2022	401,000	420,657
5.75%, 3/15/2029	445,000	562,338
7.00%, 9/1/2022	519,000	590,804
PacifiCorp:
2.95%, 2/1/2022	801,000	817,364
2.95%, 6/1/2023	876,000	900,729
3.60%, 4/1/2024 (a)	460,000	486,878
3.85%, 6/15/2021	555,000	569,719
PECO Energy Co.:
1.70%, 9/15/2021	165,000	164,051
2.38%, 9/15/2022	371,000	374,654
3.15%, 10/15/2025	295,000	307,599
Pinnacle West Capital Corp. 2.25%, 11/30/2020	381,000	380,547
PNM Resources, Inc. 3.25%, 3/9/2021	614,000	621,172
Security Description	Principal Amount	Value
Potomac Electric Power Co. 3.60%, 3/15/2024	$591,000	$623,984
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	990,000	1,008,265
3.40%, 6/1/2023	892,000	919,170
3.50%, 12/1/2022	618,000	637,350
3.95%, 3/15/2024	809,000	852,678
4.20%, 6/15/2022	722,000	754,259
PPL Electric Utilities Corp. 3.00%, 9/15/2021	404,000	411,167
Progress Energy, Inc. 3.15%, 4/1/2022	613,000	625,750
PSEG Power LLC:
3.00%, 6/15/2021	666,000	672,946
3.85%, 6/1/2023	573,000	602,722
Public Service Co. of Colorado:
2.25%, 9/15/2022 (a)	660,000	662,831
3.20%, 11/15/2020	2,000	2,014
3.70%, 6/15/2028 (a)	903,000	993,995
Public Service Co. of New Hampshire 3.50%, 11/1/2023	205,000	215,697
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	261,000	260,950
Series MTN, 2.25%, 9/15/2026	810,000	805,658
Series MTN, 2.38%, 5/15/2023	252,000	255,216
Series MTN, 3.00%, 5/15/2025 (a)	541,000	566,189
Series MTN, 3.00%, 5/15/2027	500,000	520,950
Series MTN, 3.20%, 5/15/2029	762,000	809,823
Series MTN, 3.25%, 9/1/2023	525,000	548,546
Series MTN, 3.65%, 9/1/2028	630,000	689,913
Series MTN, 3.70%, 5/1/2028	650,000	712,595
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	539,000	536,957
2.65%, 11/15/2022	526,000	533,164
2.88%, 6/15/2024	859,000	881,300
Puget Energy, Inc.:
3.65%, 5/15/2025	432,000	445,370
5.63%, 7/15/2022	814,000	870,956
6.00%, 9/1/2021	659,000	702,072
6.50%, 12/15/2020	250,000	261,755
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	592,000	592,136
3.00%, 8/15/2021	628,000	635,467
Series NNN, 3.60%, 9/1/2023	195,000	204,321
Sempra Energy:
2.85%, 11/15/2020	2,541,000	2,557,872
2.88%, 10/1/2022	327,000	331,052

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 2/1/2023 (a)	$526,000	$535,610
3.25%, 6/15/2027	906,000	929,284
3.40%, 2/1/2028	1,099,000	1,134,959
3.55%, 6/15/2024	2,395,000	2,497,793
3.75%, 11/15/2025	725,000	765,875
4.05%, 12/1/2023	365,000	386,783
Sierra Pacific Power Co. 2.60%, 5/1/2026	442,000	447,790
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	1,010,000	1,020,777
3.88%, 6/1/2021	843,000	862,246
Series A, 2.90%, 3/1/2021	289,000	291,870
Series A, 4.20%, 3/1/2029	446,000	496,889
Series B, 2.40%, 2/1/2022	577,000	578,662
Series B, 3.65%, 3/1/2028	578,000	618,784
Series C, 3.50%, 10/1/2023	778,000	810,964
Series D, 3.40%, 6/1/2023	692,000	716,421
Series E, 3.70%, 8/1/2025	423,000	446,312
Southern Co.:
2.35%, 7/1/2021	1,656,000	1,660,703
2.95%, 7/1/2023	1,581,000	1,614,865
3.25%, 7/1/2026	1,514,000	1,560,450
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (a) (c)	497,000	516,547
Southern Power Co.:
4.15%, 12/1/2025	546,000	590,728
Series E, 2.50%, 12/15/2021	1,566,000	1,565,311
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	756,000	759,546
Series M, 4.10%, 9/15/2028	494,000	547,021
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	173,675
Tucson Electric Power Co. 3.05%, 3/15/2025	157,000	160,080
UIL Holdings Corp. 4.63%, 10/1/2020	522,000	531,986
Union Electric Co.:
2.95%, 6/15/2027	610,000	632,155
3.50%, 4/15/2024	373,000	394,272
3.50%, 3/15/2029	712,000	774,136
Virginia Electric & Power Co.:
2.95%, 1/15/2022	220,000	223,617
3.45%, 9/1/2022 (a)	242,000	250,267
3.45%, 2/15/2024	253,000	265,136
Series A, 2.88%, 7/15/2029	1,091,000	1,120,588
Series A, 3.10%, 5/15/2025	543,000	565,469
Series A, 3.15%, 1/15/2026	1,231,000	1,284,155
Series A, 3.50%, 3/15/2027	995,000	1,064,909
Series A, 3.80%, 4/1/2028	431,000	472,048
Series B, 2.95%, 11/15/2026	665,000	688,149
Series C, 2.75%, 3/15/2023	693,000	706,278
WEC Energy Group, Inc.:
3.10%, 3/8/2022	575,000	586,925
3.38%, 6/15/2021	899,000	918,293
3.55%, 6/15/2025	371,000	394,677
Security Description	Principal Amount	Value
Westar Energy, Inc.:
2.55%, 7/1/2026	$371,000	$371,364
3.10%, 4/1/2027	335,000	348,055
Wisconsin Electric Power Co. 2.95%, 9/15/2021	282,000	286,154
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	926,000	964,003
3.05%, 10/15/2027	350,000	363,913
Wisconsin Public Service Corp. 3.35%, 11/21/2021	483,000	495,988
Xcel Energy, Inc.:
2.40%, 3/15/2021	529,000	531,217
2.60%, 3/15/2022	347,000	350,307
3.30%, 6/1/2025	278,000	289,612
3.35%, 12/1/2026	725,000	763,577
4.00%, 6/15/2028	677,000	745,208
		234,278,064
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	621,000	628,067
2.63%, 2/15/2023	694,000	712,662
3.15%, 6/1/2025	193,000	202,903
4.25%, 11/15/2020	241,000	246,760
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	568,238
3.35%, 3/1/2026	420,000	428,681
3.50%, 2/15/2028	390,000	405,007
3.63%, 11/15/2022	20,000	20,650
		3,212,968
ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
2.75%, 9/15/2029	500,000	495,105
3.05%, 9/22/2026	578,000	589,398
3.20%, 10/1/2022	627,000	642,004
3.88%, 7/15/2023	510,000	535,908
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	443,000	449,206
3.55%, 10/1/2027	532,000	545,109
Amphenol Corp.:
3.20%, 4/1/2024	425,000	438,660
4.35%, 6/1/2029	374,000	414,751
Arrow Electronics, Inc.:
3.25%, 9/8/2024	720,000	731,866
3.50%, 4/1/2022	232,000	236,069
3.88%, 1/12/2028	778,000	797,458
4.00%, 4/1/2025	472,000	491,829
4.50%, 3/1/2023	858,000	902,822
Avnet, Inc.:
3.75%, 12/1/2021	231,000	236,003
4.63%, 4/15/2026	574,000	618,319
4.88%, 12/1/2022	719,000	764,966
Flex, Ltd.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 6/15/2025	$796,000	$856,249
4.88%, 6/15/2029	600,000	631,932
5.00%, 2/15/2023	869,000	924,486
FLIR Systems, Inc. 3.13%, 6/15/2021	223,000	225,092
Fortive Corp.:
2.35%, 6/15/2021	700,000	700,630
3.15%, 6/15/2026	1,336,000	1,356,120
Honeywell International, Inc.:
1.85%, 11/1/2021	1,928,000	1,925,648
2.15%, 8/8/2022	699,000	704,284
2.30%, 8/15/2024	650,000	659,711
2.50%, 11/1/2026	1,988,000	2,027,084
2.70%, 8/15/2029	1,087,000	1,123,534
3.35%, 12/1/2023	568,000	598,428
4.25%, 3/1/2021	919,000	948,555
Jabil, Inc.:
3.95%, 1/12/2028	834,000	841,431
4.70%, 9/15/2022	580,000	609,760
5.63%, 12/15/2020	102,000	105,645
Keysight Technologies, Inc.:
4.55%, 10/30/2024	338,000	364,976
4.60%, 4/6/2027	1,171,000	1,287,327
Legrand France SA 8.50%, 2/15/2025	415,000	539,371
PerkinElmer, Inc.:
3.30%, 9/15/2029	939,000	940,784
5.00%, 11/15/2021	572,000	601,498
Tech Data Corp.:
3.70%, 2/15/2022	639,000	654,163
4.95%, 2/15/2027	1,202,000	1,289,013
Trimble, Inc.:
4.15%, 6/15/2023	759,000	791,812
4.75%, 12/1/2024	645,000	692,943
4.90%, 6/15/2028	663,000	719,534
Tyco Electronics Group SA:
3.13%, 8/15/2027	428,000	438,978
3.45%, 8/1/2024	327,000	341,512
3.50%, 2/3/2022	134,000	137,752
3.70%, 2/15/2026	495,000	521,685
		32,449,410
ENGINEERING & CONSTRUCTION — 0.0% (f)
Fluor Corp.:
3.50%, 12/15/2024	725,000	723,449
4.25%, 9/15/2028	1,051,000	1,056,402
		1,779,851
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.50%, 8/15/2024	1,185,000	1,199,137
2.90%, 7/1/2026	1,022,000	1,049,717
3.20%, 3/15/2025	603,000	626,963
Security Description	Principal Amount	Value
3.38%, 11/15/2027	$1,131,000	$1,202,434
3.55%, 6/1/2022	1,376,000	1,424,298
3.95%, 5/15/2028	1,075,000	1,188,541
4.75%, 5/15/2023	524,000	567,083
5.25%, 11/15/2021	167,000	177,628
Waste Connections, Inc.:
3.50%, 5/1/2029	498,000	529,842
4.25%, 12/1/2028	577,000	648,617
Waste Management, Inc.:
2.40%, 5/15/2023	1,223,000	1,236,270
2.90%, 9/15/2022	132,000	135,498
2.95%, 6/15/2024	1,425,000	1,474,291
3.13%, 3/1/2025	728,000	761,786
3.15%, 11/15/2027	1,070,000	1,125,822
3.20%, 6/15/2026	1,013,000	1,067,874
3.45%, 6/15/2029	1,375,000	1,484,024
3.50%, 5/15/2024	167,000	176,058
4.60%, 3/1/2021	229,000	235,476
		16,311,359
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029	704,000	924,415
Campbell Soup Co.:
2.50%, 8/2/2022	480,000	481,848
3.30%, 3/15/2021	746,000	756,429
3.30%, 3/19/2025	1,011,000	1,034,273
3.65%, 3/15/2023	979,000	1,018,366
3.95%, 3/15/2025	1,648,000	1,746,056
4.15%, 3/15/2028 (a)	1,350,000	1,453,288
4.25%, 4/15/2021	593,000	609,812
Conagra Brands, Inc.:
3.20%, 1/25/2023	1,459,000	1,504,477
3.80%, 10/22/2021	1,699,000	1,752,688
4.30%, 5/1/2024	1,065,000	1,140,839
4.60%, 11/1/2025	1,527,000	1,678,188
4.85%, 11/1/2028 (a)	1,730,000	1,955,540
7.00%, 10/1/2028	244,000	306,157
Flowers Foods, Inc.:
3.50%, 10/1/2026	880,000	904,121
4.38%, 4/1/2022	456,000	474,701
General Mills, Inc.:
2.60%, 10/12/2022	700,000	708,015
3.15%, 12/15/2021	1,178,000	1,201,595
3.20%, 4/16/2021	745,000	756,965
3.20%, 2/10/2027 (a)	880,000	924,642
3.65%, 2/15/2024	524,000	551,091
3.70%, 10/17/2023	721,000	759,285
4.00%, 4/17/2025	1,224,000	1,319,374
4.20%, 4/17/2028	1,365,000	1,519,381
Hershey Co.:
2.30%, 8/15/2026	485,000	487,590
3.10%, 5/15/2021	500,000	508,410
3.20%, 8/21/2025	290,000	308,604
3.38%, 5/15/2023	1,233,000	1,291,678
4.13%, 12/1/2020	80,000	81,817

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ingredion, Inc.:
3.20%, 10/1/2026	$480,000	$488,443
4.63%, 11/1/2020	510,000	521,812
JM Smucker Co.:
3.00%, 3/15/2022	817,000	829,680
3.38%, 12/15/2027 (a)	335,000	352,591
3.50%, 10/15/2021	445,000	456,841
3.50%, 3/15/2025	1,015,000	1,065,019
Kellogg Co.:
2.65%, 12/1/2023	474,000	480,807
3.13%, 5/17/2022	500,000	511,205
3.25%, 4/1/2026	625,000	647,575
3.40%, 11/15/2027 (a)	1,903,000	1,998,150
4.00%, 12/15/2020	257,000	262,286
4.30%, 5/15/2028 (a)	860,000	959,794
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	2,871,000	2,838,615
3.38%, 6/15/2021	523,000	529,862
3.50%, 6/6/2022	225,000	231,215
3.50%, 7/15/2022	61,000	62,449
3.95%, 7/15/2025	3,231,000	3,377,526
4.63%, 1/30/2029 (a)	2,732,000	2,953,456
Kroger Co.:
2.60%, 2/1/2021	323,000	324,444
2.65%, 10/15/2026 (a)	1,224,000	1,211,564
2.80%, 8/1/2022	333,000	338,528
2.95%, 11/1/2021	477,000	484,379
3.30%, 1/15/2021	1,115,000	1,129,774
3.40%, 4/15/2022	637,000	654,059
3.50%, 2/1/2026	573,000	596,172
3.70%, 8/1/2027	492,000	519,021
3.85%, 8/1/2023	1,033,000	1,088,617
4.00%, 2/1/2024	623,000	662,866
4.50%, 1/15/2029 (a)	700,000	781,942
McCormick & Co., Inc.:
2.70%, 8/15/2022	523,000	529,647
3.15%, 8/15/2024	972,000	1,006,632
3.40%, 8/15/2027	1,185,000	1,242,603
Mondelez International, Inc.:
3.63%, 5/7/2023	837,000	875,921
3.63%, 2/13/2026	1,611,000	1,718,679
4.00%, 2/1/2024	302,000	321,787
4.13%, 5/7/2028 (a)	595,000	662,306
Sysco Corp.:
2.50%, 7/15/2021	560,000	563,058
2.60%, 6/12/2022	388,000	392,419
3.25%, 7/15/2027	870,000	912,065
3.30%, 7/15/2026	934,000	975,656
3.55%, 3/15/2025	717,000	760,271
3.75%, 10/1/2025	790,000	847,473
Tyson Foods, Inc.:
2.25%, 8/23/2021	771,000	771,971
3.55%, 6/2/2027	1,002,000	1,062,952
3.90%, 9/28/2023	707,000	748,550
3.95%, 8/15/2024	1,015,000	1,085,827
Security Description	Principal Amount	Value
4.00%, 3/1/2026	$1,442,000	$1,561,152
4.35%, 3/1/2029	1,511,000	1,708,125
4.50%, 6/15/2022	1,418,000	1,498,074
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	44,546
		73,808,051
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	497,000	509,092
4.50%, 8/1/2024	700,000	739,613
Domtar Corp. 4.40%, 4/1/2022	580,000	600,526
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (a)	860,000	874,267
5.25%, 5/12/2024	205,000	218,786
5.50%, 1/17/2027 (a)	752,000	807,438
Georgia-Pacific LLC 8.00%, 1/15/2024	858,000	1,055,941
International Paper Co.:
3.00%, 2/15/2027 (a)	760,000	770,366
3.65%, 6/15/2024	1,720,000	1,810,249
3.80%, 1/15/2026	20,000	21,232
4.75%, 2/15/2022	615,000	647,700
7.50%, 8/15/2021	796,000	870,426
Suzano Austria GmbH 6.00%, 1/15/2029	2,023,000	2,196,897
		11,122,533
GAS — 0.3%
Atmos Energy Corp.:
2.63%, 9/15/2029 (e)	600,000	607,506
3.00%, 6/15/2027 (a)	649,000	673,967
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	846,000	877,429
4.00%, 4/1/2028	430,000	466,993
4.50%, 1/15/2021	336,000	343,812
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	1,097,000	1,103,735
3.55%, 11/1/2023	180,000	187,382
3.60%, 12/15/2024	448,000	473,549
National Fuel Gas Co.:
3.75%, 3/1/2023	561,000	575,569
3.95%, 9/15/2027	515,000	527,123
4.75%, 9/1/2028	968,000	1,028,103
4.90%, 12/1/2021	195,000	203,083
5.20%, 7/15/2025	350,000	380,877
NiSource, Inc.:
2.65%, 11/17/2022	804,000	813,600
2.95%, 9/1/2029	1,202,000	1,211,724
3.49%, 5/15/2027	1,135,000	1,190,320
3.65%, 6/15/2023	720,000	750,622

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
ONE Gas, Inc. 3.61%, 2/1/2024	$538,000	$566,051
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	563,000	601,537
Southern California Gas Co.:
3.15%, 9/15/2024	397,000	415,266
3.20%, 6/15/2025	384,000	398,158
Series TT, 2.60%, 6/15/2026	753,000	761,614
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	865,000	867,457
3.25%, 6/15/2026	684,000	703,159
3.50%, 9/15/2021	608,000	621,200
Southwest Gas Corp. 3.70%, 4/1/2028	633,000	682,216
		17,032,052
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	723,000	766,329
Snap-on, Inc. 3.25%, 3/1/2027	355,000	374,064
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	1,336,000	1,366,341
3.40%, 12/1/2021	390,000	398,186
3.40%, 3/1/2026	994,000	1,051,682
4.25%, 11/15/2028 (a)	564,000	641,967
		4,598,569
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
2.55%, 3/15/2022	1,150,000	1,163,110
2.90%, 11/30/2021	3,711,000	3,778,095
2.95%, 3/15/2025	1,123,000	1,164,607
3.40%, 11/30/2023	1,885,000	1,979,175
3.75%, 11/30/2026	1,962,000	2,135,441
3.88%, 9/15/2025	663,000	721,032
Baxter International, Inc.:
1.70%, 8/15/2021	440,000	436,748
2.60%, 8/15/2026	817,000	822,727
Becton Dickinson and Co.:
2.89%, 6/6/2022	2,476,000	2,513,610
3.13%, 11/8/2021	1,191,000	1,209,889
3.25%, 11/12/2020	1,259,000	1,271,917
3.36%, 6/6/2024	2,826,000	2,943,816
3.70%, 6/6/2027	1,876,000	1,985,990
3.73%, 12/15/2024	1,579,000	1,670,392
Boston Scientific Corp.:
3.38%, 5/15/2022	949,000	976,046
3.45%, 3/1/2024	1,594,000	1,662,064
3.75%, 3/1/2026	1,311,000	1,399,886
3.85%, 5/15/2025	1,334,000	1,433,530
4.00%, 3/1/2028	1,738,000	1,904,883
4.00%, 3/1/2029	837,000	923,437
4.13%, 10/1/2023	376,000	399,579
Security Description	Principal Amount	Value
Covidien International Finance SA:
2.95%, 6/15/2023	$513,000	$528,965
3.20%, 6/15/2022	654,000	672,286
Danaher Corp.:
2.40%, 9/15/2020	501,000	502,844
3.35%, 9/15/2025	379,000	402,297
Edwards Lifesciences Corp. 4.30%, 6/15/2028	728,000	819,837
Life Technologies Corp. 5.00%, 1/15/2021	941,000	967,197
Medtronic, Inc.:
2.75%, 4/1/2023	792,000	812,576
3.15%, 3/15/2022	1,038,000	1,069,950
3.50%, 3/15/2025	2,247,000	2,409,076
Stryker Corp.:
2.63%, 3/15/2021	1,409,000	1,417,412
3.38%, 5/15/2024	705,000	739,242
3.38%, 11/1/2025	726,000	770,054
3.50%, 3/15/2026	709,000	754,596
3.65%, 3/7/2028	734,000	794,438
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029 (e)	997,000	994,807
2.95%, 9/19/2026	990,000	1,019,443
3.00%, 4/15/2023	1,184,000	1,216,974
3.20%, 8/15/2027	1,224,000	1,278,774
3.30%, 2/15/2022	1,154,000	1,192,717
3.60%, 8/15/2021	1,092,000	1,120,588
3.65%, 12/15/2025	672,000	722,622
4.15%, 2/1/2024	1,228,000	1,317,975
4.50%, 3/1/2021	1,655,000	1,713,306
Zimmer Biomet Holdings, Inc.:
3.15%, 4/1/2022	1,207,000	1,228,979
3.38%, 11/30/2021	1,150,000	1,172,954
3.55%, 4/1/2025	2,176,000	2,284,561
3.70%, 3/19/2023	340,000	354,419
		60,774,863
HEALTH CARE SERVICES — 1.6%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	300,000	328,824
Aetna, Inc.:
2.75%, 11/15/2022	1,284,000	1,298,779
2.80%, 6/15/2023	1,305,000	1,321,391
3.50%, 11/15/2024	1,397,000	1,455,828
Anthem, Inc.:
2.38%, 1/15/2025	1,234,000	1,229,730
2.50%, 11/21/2020	1,169,000	1,173,255
2.88%, 9/15/2029	400,000	396,444
2.95%, 12/1/2022	1,162,000	1,183,962
3.13%, 5/15/2022	719,000	735,228
3.30%, 1/15/2023	889,000	917,661
3.35%, 12/1/2024	1,249,000	1,299,260
3.50%, 8/15/2024	839,000	878,785

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 12/1/2027	$955,000	$1,003,571
3.70%, 8/15/2021	1,164,000	1,191,901
4.10%, 3/1/2028	1,675,000	1,808,665
Cigna Holding Co.:
3.05%, 10/15/2027	866,000	875,266
3.25%, 4/15/2025	1,868,000	1,921,350
4.00%, 2/15/2022	1,174,000	1,216,311
4.50%, 3/15/2021	275,000	282,131
CommonSpirit Health:
2.76%, 10/1/2024	300,000	303,972
2.95%, 11/1/2022	358,000	365,149
3.35%, 10/1/2029	360,000	364,813
Dignity Health 3.13%, 11/1/2022	498,000	506,595
HCA, Inc.:
4.13%, 6/15/2029	2,582,000	2,712,004
4.50%, 2/15/2027	1,846,000	1,985,041
4.75%, 5/1/2023	1,881,000	2,014,231
5.00%, 3/15/2024	2,620,000	2,860,595
5.25%, 4/15/2025	1,777,000	1,977,996
5.25%, 6/15/2026	1,752,000	1,960,138
Humana, Inc.:
2.50%, 12/15/2020	700,000	701,435
2.90%, 12/15/2022	823,000	836,209
3.13%, 8/15/2029	955,000	952,565
3.15%, 12/1/2022	376,000	384,768
3.85%, 10/1/2024	543,000	573,028
3.95%, 3/15/2027	754,000	800,861
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	707,000	744,662
3.50%, 4/1/2022	470,000	488,274
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	718,000	733,459
3.25%, 9/1/2024 (a)	864,000	892,555
3.60%, 2/1/2025	2,338,000	2,451,533
3.60%, 9/1/2027	592,000	628,201
3.75%, 8/23/2022	610,000	632,997
4.00%, 11/1/2023	325,000	342,849
4.63%, 11/15/2020	670,000	683,494
Mercy Health Series 2018, 4.30%, 7/1/2028	290,000	326,900
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029 (e)	772,000	771,351
Series H, 2.75%, 10/1/2026	390,000	401,657
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	788,000	825,722
3.50%, 3/30/2025	895,000	934,022
4.25%, 4/1/2024	950,000	1,013,992
4.70%, 4/1/2021	724,000	749,326
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	495,000	520,027
Series A, 3.82%, 6/1/2027	523,000	565,441
Security Description	Principal Amount	Value
Sutter Health Series 2018, 3.70%, 8/15/2028	$53,000	$57,704
Toledo Hospital Series B, 5.33%, 11/15/2028	868,000	977,854
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	895,000	894,087
2.13%, 3/15/2021	857,000	858,851
2.38%, 10/15/2022	1,258,000	1,269,951
2.38%, 8/15/2024	879,000	885,162
2.75%, 2/15/2023	2,611,000	2,664,029
2.88%, 12/15/2021	1,328,000	1,353,524
2.88%, 3/15/2022	794,000	808,300
2.88%, 3/15/2023	948,000	972,411
2.88%, 8/15/2029	1,381,000	1,410,857
2.95%, 10/15/2027	871,000	899,508
3.10%, 3/15/2026	1,282,000	1,338,216
3.15%, 6/15/2021	788,000	801,955
3.35%, 7/15/2022	873,000	904,550
3.38%, 11/15/2021	494,000	506,370
3.38%, 4/15/2027	584,000	619,496
3.45%, 1/15/2027	898,000	955,409
3.50%, 6/15/2023	1,423,000	1,491,261
3.50%, 2/15/2024	1,013,000	1,066,973
3.70%, 12/15/2025	1,082,000	1,163,291
3.75%, 7/15/2025	2,243,000	2,412,795
3.85%, 6/15/2028	1,215,000	1,330,546
3.88%, 12/15/2028	613,000	675,581
4.70%, 2/15/2021	275,000	283,121
		80,126,006
HOME BUILDERS — 0.0% (f)
DR Horton, Inc.:
2.55%, 12/1/2020	428,000	429,062
4.38%, 9/15/2022	464,000	485,854
4.75%, 2/15/2023	221,000	235,047
5.75%, 8/15/2023	115,000	127,773
NVR, Inc. 3.95%, 9/15/2022	814,000	848,188
		2,125,924
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.40%, 8/15/2022	826,000	842,231
3.50%, 11/15/2027	767,000	778,728
3.80%, 11/15/2024	357,000	369,848
4.40%, 3/15/2029	1,018,000	1,095,582
Whirlpool Corp.:
3.70%, 5/1/2025	1,013,000	1,061,644
4.00%, 3/1/2024	1,077,000	1,140,058
4.75%, 2/26/2029	735,000	819,569
Series MTN, 4.85%, 6/15/2021	279,000	290,699
		6,398,359

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	$960,000	$1,096,090
Church & Dwight Co., Inc.:
2.45%, 8/1/2022	689,000	692,404
2.88%, 10/1/2022	365,000	371,117
3.15%, 8/1/2027	721,000	740,503
Clorox Co.:
3.05%, 9/15/2022	1,017,000	1,041,937
3.10%, 10/1/2027	798,000	834,213
3.50%, 12/15/2024 (a)	645,000	685,519
3.80%, 11/15/2021	455,000	468,745
3.90%, 5/15/2028	654,000	723,958
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (a)	38,000	38,386
2.40%, 6/1/2023	150,000	152,308
2.75%, 2/15/2026	1,096,000	1,128,990
3.05%, 8/15/2025	340,000	357,337
3.20%, 4/25/2029	1,127,000	1,208,313
3.95%, 11/1/2028	605,000	686,070
		10,225,890
HOUSEWARES — 0.1%
Newell Brands, Inc.:
3.85%, 4/1/2023	1,536,000	1,581,128
4.20%, 4/1/2026	2,047,000	2,138,357
		3,719,485
INSURANCE — 2.5%
AEGON Funding Co. LLC 5.75%, 12/15/2020	1,458,000	1,520,227
Aflac, Inc.:
3.25%, 3/17/2025	1,081,000	1,133,212
3.63%, 6/15/2023	725,000	763,012
3.63%, 11/15/2024	1,216,000	1,293,897
4.00%, 2/15/2022	70,000	73,014
Alleghany Corp. 4.95%, 6/27/2022	783,000	837,246
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	191,000	197,068
Allstate Corp.:
3.15%, 6/15/2023	531,000	551,295
3.28%, 12/15/2026	617,000	657,815
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	373,464
American Equity Investment Life Holding Co. 5.00%, 6/15/2027 (a)	190,000	199,274
American Financial Group, Inc. 3.50%, 8/15/2026	922,000	947,567
American International Group, Inc.:
3.30%, 3/1/2021	1,905,000	1,934,699
3.75%, 7/10/2025	1,719,000	1,816,983
Security Description	Principal Amount	Value
3.90%, 4/1/2026	$1,781,000	$1,899,294
4.13%, 2/15/2024	1,948,000	2,084,574
4.20%, 4/1/2028	803,000	875,479
4.25%, 3/15/2029	730,000	799,839
4.88%, 6/1/2022	1,710,000	1,827,511
6.40%, 12/15/2020	929,000	975,896
Aon Corp.:
3.75%, 5/2/2029	765,000	817,188
4.50%, 12/15/2028	803,000	905,391
8.21%, 1/1/2027	260,000	331,822
Aon PLC:
2.80%, 3/15/2021	413,000	416,395
3.50%, 6/14/2024	542,000	571,360
3.88%, 12/15/2025	674,000	724,678
4.00%, 11/27/2023	562,000	597,367
Arch Capital Finance LLC 4.01%, 12/15/2026	490,000	535,149
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	350,000	376,656
Assurant, Inc.:
4.00%, 3/15/2023	430,000	447,363
4.20%, 9/27/2023	660,000	690,254
4.90%, 3/27/2028	514,000	560,908
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	427,000	469,512
Athene Holding, Ltd. 4.13%, 1/12/2028	1,046,000	1,075,215
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	1,155,000	1,205,635
4.35%, 4/20/2028	2,471,000	2,630,454
7.00%, 4/1/2028	265,000	323,766
AXIS Specialty Finance LLC 3.90%, 7/15/2029	906,000	947,730
AXIS Specialty Finance PLC 4.00%, 12/6/2027	403,000	430,654
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	377,000	381,166
3.00%, 5/15/2022	1,041,000	1,072,084
4.25%, 1/15/2021	902,000	928,853
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	1,204,000	1,209,948
2.75%, 3/15/2023	3,356,000	3,442,618
3.00%, 2/11/2023	1,140,000	1,180,869
3.13%, 3/15/2026 (a)	2,588,000	2,733,083
3.40%, 1/31/2022	344,000	356,563
3.75%, 8/15/2021 (a)	174,000	180,168
Brighthouse Financial, Inc. 3.70%, 6/22/2027	2,367,000	2,331,637
Brown & Brown, Inc.:
4.20%, 9/15/2024	550,000	582,472
4.50%, 3/15/2029	711,000	773,710
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	803,000	805,489
2.70%, 3/13/2023	1,014,000	1,034,848

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/3/2022	$1,320,000	$1,354,624
3.15%, 3/15/2025	1,668,000	1,751,867
3.35%, 5/15/2024	684,000	721,675
3.35%, 5/3/2026	1,759,000	1,876,783
Cincinnati Financial Corp. 6.92%, 5/15/2028	451,000	590,774
CNA Financial Corp.:
3.45%, 8/15/2027	735,000	762,577
3.90%, 5/1/2029	625,000	670,325
3.95%, 5/15/2024	124,000	132,480
4.50%, 3/1/2026	818,000	895,407
5.75%, 8/15/2021	909,000	965,513
CNO Financial Group, Inc. 5.25%, 5/30/2029	79,000	86,642
Enstar Group, Ltd.:
4.50%, 3/10/2022	538,000	557,336
4.95%, 6/1/2029	1,157,000	1,227,045
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	626,000	676,956
Fidelity National Financial, Inc.:
4.50%, 8/15/2028 (a)	743,000	798,071
5.50%, 9/1/2022	545,000	592,371
Globe Life, Inc.:
3.80%, 9/15/2022	138,000	143,407
4.55%, 9/15/2028	970,000	1,081,696
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	346,000	372,171
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029	998,000	997,262
Kemper Corp. 4.35%, 2/15/2025	726,000	766,808
Lincoln National Corp.:
3.05%, 1/15/2030	1,110,000	1,108,268
3.35%, 3/9/2025	694,000	721,059
3.63%, 12/12/2026	228,000	239,883
3.80%, 3/1/2028	570,000	602,747
4.00%, 9/1/2023	812,000	860,403
4.20%, 3/15/2022	50,000	52,171
4.85%, 6/24/2021	174,000	181,038
Loews Corp.:
2.63%, 5/15/2023	772,000	783,881
3.75%, 4/1/2026	942,000	1,004,294
Manulife Financial Corp.:
4.15%, 3/4/2026	1,325,000	1,464,894
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	774,000	804,023
Markel Corp.:
3.35%, 9/17/2029	385,000	389,593
3.50%, 11/1/2027	902,000	924,171
4.90%, 7/1/2022	34,000	36,327
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	593,000	601,183
3.30%, 3/14/2023	466,000	482,156
3.50%, 12/29/2020	687,000	698,157
Security Description	Principal Amount	Value
3.50%, 6/3/2024	$950,000	$1,000,968
3.50%, 3/10/2025	398,000	420,507
3.75%, 3/14/2026	1,093,000	1,174,997
3.88%, 3/15/2024	1,361,000	1,450,418
4.38%, 3/15/2029	1,875,000	2,120,588
4.80%, 7/15/2021	894,000	928,643
Mercury General Corp. 4.40%, 3/15/2027	624,000	655,475
MetLife, Inc.:
3.00%, 3/1/2025	379,000	393,197
3.60%, 4/10/2024	1,595,000	1,690,110
3.60%, 11/13/2025	308,000	332,295
3.05%, 12/15/2022	1,162,000	1,194,397
Series D, 4.37%, 9/15/2023	974,000	1,053,245
Old Republic International Corp.:
3.88%, 8/26/2026	506,000	532,115
4.88%, 10/1/2024	634,000	694,395
PartnerRe Finance B LLC 3.70%, 7/2/2029	912,000	951,982
Primerica, Inc. 4.75%, 7/15/2022	407,000	431,514
Principal Financial Group, Inc.:
3.10%, 11/15/2026	428,000	442,329
3.30%, 9/15/2022	911,000	939,004
3.40%, 5/15/2025	380,000	397,457
3.70%, 5/15/2029	934,000	1,005,825
Progressive Corp.:
2.45%, 1/15/2027	941,000	944,105
3.75%, 8/23/2021	597,000	615,304
4.00%, 3/1/2029	745,000	835,115
6.63%, 3/1/2029	40,000	52,474
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	2,909,000	3,217,790
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	834,000	888,210
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	586,000	611,432
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	872,000	936,981
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	1,085,000	1,166,722
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	686,000	702,704
Series MTN, 3.50%, 5/15/2024	681,000	723,869
Series MTN, 3.88%, 3/27/2028	520,000	571,678
Series MTN, 4.50%, 11/15/2020 (a)	1,011,000	1,038,135

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.50%, 11/16/2021	$327,000	$343,321
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	994,000	1,057,646
3.95%, 9/15/2026	721,000	765,839
5.00%, 6/1/2021	477,000	498,107
Series MTN, 4.70%, 9/15/2023	224,000	242,850
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	517,000	538,549
3.70%, 4/1/2025	50,000	52,454
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	967,000	1,024,672
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	51,000	53,799
Swiss Re America Holding Corp. 7.00%, 2/15/2026	311,000	386,573
Travelers Cos., Inc. 3.90%, 11/1/2020	569,000	580,204
Trinity Acquisition PLC:
3.50%, 9/15/2021	675,000	687,299
4.40%, 3/15/2026	687,000	744,495
Unum Group:
4.00%, 3/15/2024	160,000	169,333
4.00%, 6/15/2029	953,000	990,672
Voya Financial, Inc.:
3.13%, 7/15/2024	506,000	522,556
3.65%, 6/15/2026	559,000	587,039
Willis North America, Inc.:
2.95%, 9/15/2029	915,000	902,602
3.60%, 5/15/2024	497,000	517,611
4.50%, 9/15/2028	927,000	1,026,337
Willis Towers Watson PLC 5.75%, 3/15/2021	492,000	515,591
WR Berkley Corp. 4.63%, 3/15/2022	230,000	242,892
XLIT, Ltd. 4.45%, 3/31/2025	553,000	600,320
		122,973,150
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	1,924,000	1,949,435
3.13%, 11/28/2021	1,744,000	1,772,445
3.40%, 12/6/2027 (a)	2,841,000	2,952,396
3.60%, 11/28/2024	2,082,000	2,185,871
Alphabet, Inc.:
2.00%, 8/15/2026	2,021,000	2,023,344
3.38%, 2/25/2024	1,212,000	1,290,647
3.63%, 5/19/2021	1,289,000	1,327,876
Amazon.com, Inc.:
2.40%, 2/22/2023 (a)	1,206,000	1,226,610
2.50%, 11/29/2022	1,386,000	1,410,837
2.80%, 8/22/2024	2,620,000	2,724,197
Security Description	Principal Amount	Value
3.15%, 8/22/2027	$4,538,000	$4,824,484
3.30%, 12/5/2021	749,000	771,013
3.80%, 12/5/2024	1,118,000	1,214,852
5.20%, 12/3/2025	1,772,000	2,083,004
Baidu, Inc.:
2.88%, 7/6/2022	650,000	653,906
3.50%, 11/28/2022	760,000	779,555
3.63%, 7/6/2027	869,000	899,997
3.88%, 9/29/2023	1,317,000	1,372,722
4.13%, 6/30/2025	370,000	394,335
4.38%, 5/14/2024	894,000	954,023
4.38%, 3/29/2028 (a)	685,000	743,239
4.88%, 11/14/2028 (a)	773,000	871,766
Booking Holdings, Inc.:
2.75%, 3/15/2023	588,000	601,789
3.55%, 3/15/2028	1,093,000	1,169,346
3.60%, 6/1/2026	1,405,000	1,503,013
3.65%, 3/15/2025	423,000	450,884
eBay, Inc.:
2.60%, 7/15/2022	1,307,000	1,318,737
2.75%, 1/30/2023	415,000	420,872
2.88%, 8/1/2021	1,285,000	1,298,531
3.25%, 10/15/2020	999,000	1,007,571
3.45%, 8/1/2024	700,000	727,636
3.60%, 6/5/2027	1,268,000	1,321,180
3.80%, 3/9/2022	995,000	1,030,084
Expedia Group, Inc.:
4.50%, 8/15/2024	585,000	634,158
5.00%, 2/15/2026	1,197,000	1,342,412
3.80%, 2/15/2028	1,775,000	1,857,928
JD.com, Inc.:
3.13%, 4/29/2021	753,000	755,824
3.88%, 4/29/2026 (a)	652,000	676,639
		50,543,158
INVESTMENT COMPANY SECURITY — 0.1%
Apollo Investment Corp. 5.25%, 3/3/2025	105,000	107,429
Ares Capital Corp.:
3.50%, 2/10/2023	1,209,000	1,216,060
3.63%, 1/19/2022	416,000	421,591
4.20%, 6/10/2024	1,396,000	1,430,635
4.25%, 3/1/2025	766,000	788,674
FS KKR Capital Corp. 4.63%, 7/15/2024	1,381,000	1,414,848
Owl Rock Capital Corp. 5.25%, 4/15/2024	798,000	839,153
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	361,000	380,920
		6,599,310
IRON/STEEL — 0.3%
ArcelorMittal:
3.60%, 7/16/2024 (a)	1,429,000	1,444,619
4.25%, 7/16/2029 (a)	994,000	1,010,809

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 3/11/2026	$759,000	$794,931
5.50%, 3/1/2021	1,005,000	1,046,557
6.13%, 6/1/2025	802,000	902,146
6.25%, 2/25/2022	689,000	745,656
Nucor Corp.:
3.95%, 5/1/2028	717,000	782,813
4.00%, 8/1/2023	998,000	1,058,918
4.13%, 9/15/2022	1,117,000	1,174,849
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	555,000	586,668
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	999,000	1,031,697
6.25%, 8/10/2026	2,180,000	2,519,688
		13,099,351
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	396,000	402,807
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	912,000	937,390
Royal Caribbean Cruises, Ltd.:
2.65%, 11/28/2020	351,000	352,320
3.70%, 3/15/2028	396,000	405,852
5.25%, 11/15/2022	1,021,000	1,106,111
7.50%, 10/15/2027	544,000	689,531
		3,894,011
LODGING — 0.4%
Choice Hotels International, Inc. 5.75%, 7/1/2022	486,000	523,048
Hyatt Hotels Corp.:
3.38%, 7/15/2023	285,000	294,473
4.38%, 9/15/2028	486,000	530,289
4.85%, 3/15/2026	514,000	569,759
Las Vegas Sands Corp.:
3.20%, 8/8/2024	1,180,000	1,202,833
3.50%, 8/18/2026	856,000	868,703
3.90%, 8/8/2029	785,000	807,208
Marriott International, Inc.:
2.30%, 1/15/2022	295,000	295,136
2.88%, 3/1/2021	1,563,000	1,574,660
3.25%, 9/15/2022	697,000	714,153
3.38%, 10/15/2020	497,000	501,304
3.60%, 4/15/2024	914,000	959,115
3.75%, 3/15/2025	580,000	611,395
3.75%, 10/1/2025	236,000	248,874
Series AA, 4.65%, 12/1/2028	660,000	744,731
Series N, 3.13%, 10/15/2021	435,000	441,116
Series R, 3.13%, 6/15/2026	550,000	560,813
Series X, 4.00%, 4/15/2028	527,000	566,999
Series Z, 4.15%, 12/1/2023	625,000	667,175
Sands China, Ltd.:
4.60%, 8/8/2023	2,303,000	2,437,887
5.13%, 8/8/2025	779,000	856,199
5.40%, 8/8/2028	1,262,000	1,425,845
		17,401,715
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	$1,982,000	$2,024,276
3.38%, 4/3/2023	884,000	918,750
3.80%, 4/3/2028	405,000	447,606
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	1,005,000	999,824
1.93%, 10/1/2021	362,000	360,820
2.40%, 8/9/2026	440,000	446,349
Series I, 2.65%, 5/17/2021	1,220,000	1,232,810
Series MTN, 1.90%, 9/6/2022	1,695,000	1,694,153
Series MTN, 2.40%, 6/6/2022	671,000	678,643
Series MTN, 2.55%, 11/29/2022	1,066,000	1,085,018
Series MTN, 2.63%, 3/1/2023	465,000	473,668
Series MTN, 2.85%, 6/1/2022	702,000	717,367
Series MTN, 2.85%, 5/17/2024	715,000	736,128
Series MTN, 2.90%, 3/15/2021	446,000	451,530
Series MTN, 2.95%, 2/26/2022	903,000	925,313
Series MTN, 3.15%, 9/7/2021	853,000	871,229
Series MTN, 3.25%, 12/1/2024	741,000	779,539
Series MTN, 3.30%, 6/9/2024	846,000	885,567
Series MTN, 3.35%, 12/7/2020	995,000	1,010,343
Series MTN, 3.45%, 5/15/2023 (a)	717,000	751,610
Series MTN, 3.65%, 12/7/2023	706,000	749,652
Series MTN, 3.75%, 11/24/2023	826,000	880,433
Caterpillar, Inc.:
2.60%, 6/26/2022	637,000	646,096
2.60%, 9/19/2029	994,000	1,007,220
3.40%, 5/15/2024	682,000	720,785
3.90%, 5/27/2021	635,000	654,266
Oshkosh Corp. 4.60%, 5/15/2028	708,000	763,670
		22,912,665
MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	491,000	503,668
4.20%, 1/15/2024	722,000	762,374
4.38%, 11/6/2020 (a)	436,000	444,655
4.38%, 4/5/2022	575,000	600,944
4.88%, 4/1/2021	623,000	644,992
CNH Industrial NV:
4.50%, 8/15/2023	705,000	750,205

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.85%, 11/15/2027	$354,000	$364,202
Crane Co. 4.45%, 12/15/2023	144,000	152,692
Cummins, Inc. 3.65%, 10/1/2023	687,000	726,241
Deere & Co. 2.60%, 6/8/2022	691,000	701,241
Dover Corp.:
3.15%, 11/15/2025	564,000	577,536
4.30%, 3/1/2021	587,000	600,607
Flowserve Corp.:
3.50%, 9/15/2022	545,000	555,600
4.00%, 11/15/2023	58,000	59,548
IDEX Corp. 4.20%, 12/15/2021	44,000	45,333
John Deere Capital Corp.:
2.55%, 1/8/2021	599,000	603,199
2.80%, 1/27/2023	558,000	573,652
3.65%, 10/12/2023	670,000	712,163
Series DMTN, 2.35%, 1/8/2021	838,000	842,701
Series GMTN, 3.45%, 6/7/2023	340,000	356,677
Series MTN, 1.95%, 6/13/2022	1,541,000	1,542,464
Series MTN, 2.15%, 9/8/2022	998,000	1,006,483
Series MTN, 2.25%, 9/14/2026 (a)	2,272,000	2,268,910
Series MTN, 2.30%, 6/7/2021	1,116,000	1,122,038
Series MTN, 2.60%, 3/7/2024	900,000	918,036
Series MTN, 2.65%, 1/6/2022	1,029,000	1,045,124
Series MTN, 2.65%, 6/24/2024	518,000	530,391
Series MTN, 2.65%, 6/10/2026	406,000	417,076
Series MTN, 2.70%, 1/6/2023	462,000	472,455
Series MTN, 2.75%, 3/15/2022	452,000	460,782
Series MTN, 2.80%, 3/4/2021	421,000	425,896
Series MTN, 2.80%, 3/6/2023	1,370,000	1,407,661
Series MTN, 2.80%, 9/8/2027	839,000	865,068
Series MTN, 2.80%, 7/18/2029	650,000	667,153
Series MTN, 2.88%, 3/12/2021	513,000	519,710
Series MTN, 2.95%, 4/1/2022	720,000	737,244
Series MTN, 3.05%, 1/6/2028	365,000	382,940
Series MTN, 3.13%, 9/10/2021	499,000	509,304
Series MTN, 3.15%, 10/15/2021	507,000	518,210
Series MTN, 3.20%, 1/10/2022	701,000	720,088
Series MTN, 3.35%, 6/12/2024 (a)	731,000	770,430
Security Description	Principal Amount	Value
Series MTN, 3.40%, 9/11/2025	$519,000	$553,015
Series MTN, 3.45%, 1/10/2024	818,000	861,665
Series MTN, 3.45%, 3/13/2025	1,101,000	1,172,884
Series MTN, 3.45%, 3/7/2029	540,000	584,631
Series MTN, 3.90%, 7/12/2021	571,000	589,757
nVent Finance Sarl:
3.95%, 4/15/2023	993,000	1,008,669
4.55%, 4/15/2028	712,000	743,364
Rockwell Automation, Inc.:
2.88%, 3/1/2025	25,000	25,806
3.50%, 3/1/2029	898,000	973,315
Roper Technologies, Inc.:
2.35%, 9/15/2024	570,000	570,741
2.80%, 12/15/2021	1,025,000	1,041,318
2.95%, 9/15/2029	689,000	692,459
3.00%, 12/15/2020	491,000	495,488
3.13%, 11/15/2022	456,000	467,400
3.65%, 9/15/2023	746,000	782,554
3.80%, 12/15/2026	696,000	745,465
3.85%, 12/15/2025	500,000	540,515
4.20%, 9/15/2028	679,000	745,814
Wabtec Corp.:
3.45%, 11/15/2026	520,000	524,207
4.40%, 3/15/2024	1,245,000	1,325,614
4.95%, 9/15/2028	1,707,000	1,882,155
Xylem, Inc.:
3.25%, 11/1/2026	858,000	882,024
4.88%, 10/1/2021	513,000	539,076
		45,633,629
MEDIA — 2.4%
CBS Corp.:
2.50%, 2/15/2023	618,000	619,990
2.90%, 6/1/2023	1,126,000	1,144,523
2.90%, 1/15/2027	732,000	726,078
3.38%, 3/1/2022	664,000	679,338
3.38%, 2/15/2028	718,000	732,489
3.50%, 1/15/2025	687,000	714,507
3.70%, 8/15/2024	666,000	697,955
3.70%, 6/1/2028	749,000	781,237
4.00%, 1/15/2026	1,158,000	1,233,884
4.20%, 6/1/2029 (a)	1,530,000	1,662,146
4.30%, 2/15/2021	650,000	664,125
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	1,319,000	1,350,854
4.20%, 3/15/2028	1,302,000	1,366,475
4.46%, 7/23/2022	3,755,000	3,952,701
4.91%, 7/23/2025	6,891,000	7,563,562
5.05%, 3/30/2029	379,000	423,548

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/1/2024	$1,676,000	$1,798,147
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,510,000	1,849,055
Comcast Corp.:
1.63%, 1/15/2022	1,938,000	1,927,050
2.35%, 1/15/2027	1,465,000	1,457,323
2.75%, 3/1/2023	1,911,000	1,957,991
2.85%, 1/15/2023	857,000	879,222
3.00%, 2/1/2024	2,566,000	2,656,298
3.13%, 7/15/2022	1,663,000	1,718,511
3.15%, 3/1/2026	1,104,000	1,154,685
3.15%, 2/15/2028	2,122,000	2,212,652
3.30%, 10/1/2020	2,699,000	2,735,167
3.30%, 2/1/2027	1,315,000	1,386,760
3.38%, 2/15/2025	708,000	746,296
3.38%, 8/15/2025	2,323,000	2,457,502
3.45%, 10/1/2021	2,490,000	2,566,094
3.55%, 5/1/2028	825,000	884,722
3.60%, 3/1/2024	2,003,000	2,125,363
3.70%, 4/15/2024	2,390,000	2,549,270
3.95%, 10/15/2025	3,624,000	3,947,333
4.15%, 10/15/2028	2,912,000	3,263,857
Discovery Communications LLC:
2.95%, 3/20/2023	1,365,000	1,387,359
3.25%, 4/1/2023	724,000	743,374
3.30%, 5/15/2022	619,000	633,386
3.45%, 3/15/2025	982,000	1,006,334
3.50%, 6/15/2022	810,000	830,363
3.80%, 3/13/2024	934,000	975,582
3.90%, 11/15/2024	874,000	920,007
3.95%, 6/15/2025	1,061,000	1,113,573
3.95%, 3/20/2028	1,062,000	1,106,710
4.13%, 5/15/2029	717,000	754,607
4.38%, 6/15/2021	335,000	346,226
4.90%, 3/11/2026 (a)	731,000	811,439
Fox Corp.:
3.67%, 1/25/2022 (b)	772,000	798,387
4.03%, 1/25/2024 (b)	2,068,000	2,202,730
4.71%, 1/25/2029 (b)	2,049,000	2,339,364
Grupo Televisa SAB 6.63%, 3/18/2025	490,000	573,731
Historic TW, Inc. 6.63%, 5/15/2029	16,000	20,045
NBCUniversal Media LLC:
2.88%, 1/15/2023	1,873,000	1,924,376
4.38%, 4/1/2021	2,457,000	2,543,683
TCI Communications, Inc.:
7.13%, 2/15/2028 (a)	1,327,000	1,742,046
7.88%, 2/15/2026	115,000	149,792
Thomson Reuters Corp.:
3.35%, 5/15/2026	937,000	967,677
4.30%, 11/23/2023	625,000	666,750
Time Warner Cable LLC:
4.00%, 9/1/2021	1,676,000	1,715,654
Security Description	Principal Amount	Value
4.13%, 2/15/2021	$1,832,000	$1,864,445
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	862,000	1,019,686
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021	176,000	177,135
2.75%, 8/16/2021	545,000	553,300
3.00%, 2/13/2026 (a)	1,278,000	1,346,207
Series GMTN, 3.15%, 9/17/2025	607,000	644,604
Series MTN, 1.85%, 7/30/2026	929,000	915,864
Series MTN, 2.35%, 12/1/2022	1,246,000	1,263,195
Series MTN, 2.45%, 3/4/2022	774,000	785,300
Series MTN, 2.55%, 2/15/2022	678,000	689,004
Series MTN, 2.95%, 6/15/2027 (a)	1,225,000	1,302,542
Series MTN, 3.75%, 6/1/2021	1,154,000	1,188,424
Viacom, Inc.:
3.88%, 12/15/2021	703,000	725,587
3.88%, 4/1/2024	656,000	688,098
4.25%, 9/1/2023	806,000	854,626
4.50%, 3/1/2021	1,129,000	1,162,735
Walt Disney Co.:
1.65%, 9/1/2022 (a)	694,000	693,604
1.75%, 8/30/2024	2,210,000	2,191,325
2.00%, 9/1/2029	1,315,000	1,282,309
3.00%, 9/15/2022 (b)	845,000	870,020
3.38%, 11/15/2026 (b)	990,000	1,063,874
3.70%, 9/15/2024 (b)	2,319,000	2,489,075
3.70%, 10/15/2025 (b)	853,000	919,346
4.00%, 10/1/2023 (b)	375,000	401,820
4.50%, 2/15/2021 (b)	968,000	1,001,880
Warner Media LLC:
3.40%, 6/15/2022	407,000	414,741
3.60%, 7/15/2025	40,000	40,861
3.80%, 2/15/2027	533,000	550,365
3.88%, 1/15/2026	16,000	16,543
		117,976,420
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023	1,456,000	1,480,723
3.25%, 6/15/2025	1,505,000	1,582,267
Timken Co. 3.88%, 9/1/2024	725,000	752,564
		3,815,554
MINING — 0.3%
Barrick Gold Corp. 3.85%, 4/1/2022	528,000	547,700
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	851,000	866,922
3.25%, 11/21/2021	580,000	593,932

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 9/30/2023	$1,000,000	$1,068,590
6.42%, 3/1/2026 (a)	225,000	275,391
Kinross Gold Corp.:
4.50%, 7/15/2027	837,000	879,946
5.13%, 9/1/2021	170,000	177,208
5.95%, 3/15/2024	639,000	712,351
Newmont Goldcorp Corp.:
2.80%, 10/1/2029	645,000	638,615
3.50%, 3/15/2022	1,570,000	1,611,840
3.63%, 6/9/2021	764,000	777,599
3.70%, 3/15/2023	954,000	993,257
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	2,557,000	2,748,289
7.13%, 7/15/2028	155,000	209,774
Southern Copper Corp.:
3.50%, 11/8/2022	945,000	970,137
3.88%, 4/23/2025	302,000	315,666
		13,387,217
MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
1.75%, 2/14/2023 (a)	993,000	988,700
2.00%, 2/14/2025	868,000	863,061
2.38%, 8/26/2029	898,000	892,352
2.88%, 10/15/2027	896,000	930,729
Series MTN, 1.63%, 9/19/2021	825,000	820,578
Series MTN, 2.00%, 6/26/2022	554,000	558,354
Series MTN, 2.25%, 3/15/2023	647,000	653,722
Series MTN, 2.25%, 9/19/2026	1,220,000	1,219,097
Series MTN, 2.75%, 3/1/2022	968,000	989,799
Series MTN, 3.00%, 9/14/2021	513,000	522,280
Series MTN, 3.00%, 8/7/2025	1,806,000	1,894,386
Series MTN, 3.25%, 2/14/2024	1,208,000	1,269,729
Series MTN, 3.38%, 3/1/2029	1,127,000	1,212,314
Series MTN, 3.63%, 9/14/2028	670,000	735,245
Carlisle Cos., Inc.:
3.50%, 12/1/2024	1,422,000	1,475,652
3.75%, 11/15/2022	74,000	76,219
3.75%, 12/1/2027	472,000	495,109
Eaton Corp.:
2.75%, 11/2/2022	2,282,000	2,319,288
3.10%, 9/15/2027	787,000	818,740
General Electric Co.:
2.70%, 10/9/2022	8,047,000	8,067,117
3.38%, 3/11/2024	1,342,000	1,382,515
5.30%, 2/11/2021	1,346,000	1,391,589
Series GMTN, 3.10%, 1/9/2023	1,459,000	1,477,340
Security Description	Principal Amount	Value
Series GMTN, 3.15%, 9/7/2022	$1,688,000	$1,712,864
Series GMTN, 3.45%, 5/15/2024	1,322,000	1,358,157
Series GMTN, 4.63%, 1/7/2021	994,000	1,019,486
Series MTN, 4.65%, 10/17/2021	1,578,000	1,640,726
Hexcel Corp.:
3.95%, 2/15/2027	385,000	401,382
4.70%, 8/15/2025	635,000	684,676
Hillenbrand, Inc. 4.50%, 9/15/2026	994,000	1,001,535
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,997,000	2,064,778
3.38%, 9/15/2021	347,000	354,790
3.50%, 3/1/2024	503,000	532,209
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	768,000	774,182
3.75%, 8/21/2028	758,000	807,717
4.25%, 6/15/2023	469,000	498,641
Ingersoll-Rand Luxembourg Finance SA:
3.50%, 3/21/2026	1,065,000	1,108,047
3.55%, 11/1/2024	460,000	478,961
3.80%, 3/21/2029	1,346,000	1,433,517
Parker-Hannifin Corp.:
2.70%, 6/14/2024	823,000	838,736
3.25%, 3/1/2027 (a)	1,233,000	1,279,422
3.25%, 6/14/2029	1,659,000	1,728,794
Series MTN, 3.30%, 11/21/2024	523,000	546,253
Series MTN, 3.50%, 9/15/2022 (a)	290,000	300,791
Pentair Finance Sarl 4.50%, 7/1/2029	500,000	519,605
Textron, Inc.:
3.38%, 3/1/2028	20,000	20,577
3.65%, 3/15/2027	1,018,000	1,063,393
3.88%, 3/1/2025	363,000	383,753
4.00%, 3/15/2026	594,000	632,040
4.30%, 3/1/2024	509,000	544,233
		54,783,180
OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
Xerox Corp. 4.07%, 3/17/2022	158,000	160,466
OFFICE FURNISHINGS — 0.0% (f)
Steelcase, Inc. 5.13%, 1/18/2029	534,000	601,295
OIL & GAS — 4.6%
Apache Corp.:
3.25%, 4/15/2022 (a)	675,000	686,090

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 10/15/2028 (a)	$1,084,000	$1,114,547
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	752,000	752,564
2.52%, 9/19/2022	662,000	669,957
2.75%, 5/10/2023	1,748,000	1,784,621
3.02%, 1/16/2027	1,220,000	1,261,395
3.12%, 5/4/2026	1,340,000	1,397,379
3.22%, 11/28/2023	1,265,000	1,313,702
3.22%, 4/14/2024	1,750,000	1,819,265
3.25%, 5/6/2022	2,117,000	2,182,288
3.41%, 2/11/2026	1,403,000	1,485,440
3.59%, 4/14/2027	1,578,000	1,688,192
3.79%, 2/6/2024	1,475,000	1,568,854
3.80%, 9/21/2025	1,172,000	1,265,244
3.94%, 9/21/2028	723,000	800,368
4.23%, 11/6/2028	2,782,000	3,140,794
4.74%, 3/11/2021	1,437,000	1,494,652
BP Capital Markets PLC:
2.50%, 11/6/2022	888,000	899,269
2.75%, 5/10/2023 (a)	513,000	523,737
3.06%, 3/17/2022	1,415,000	1,447,927
3.25%, 5/6/2022	328,000	337,325
3.28%, 9/19/2027	1,886,000	1,987,429
3.51%, 3/17/2025	1,482,000	1,572,239
3.54%, 11/4/2024	1,241,000	1,316,279
3.56%, 11/1/2021	2,077,000	2,138,064
3.72%, 11/28/2028	1,078,000	1,175,969
3.81%, 2/10/2024	2,278,000	2,424,316
3.99%, 9/26/2023	570,000	609,353
4.50%, 10/1/2020	10,000	10,250
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	1,464,000	1,489,547
3.45%, 11/15/2021	604,000	616,261
3.80%, 4/15/2024 (a)	841,000	883,807
3.85%, 6/1/2027 (a)	3,358,000	3,539,097
3.90%, 2/1/2025	641,000	676,358
Cenovus Energy, Inc.:
3.00%, 8/15/2022	517,000	520,877
3.80%, 9/15/2023	500,000	515,110
4.25%, 4/15/2027 (a)	2,411,000	2,510,261
Chevron Corp.:
2.10%, 5/16/2021	1,454,000	1,458,275
2.36%, 12/5/2022	3,032,000	3,073,599
2.41%, 3/3/2022	657,000	665,370
2.42%, 11/17/2020	1,514,000	1,521,615
2.50%, 3/3/2022	683,000	693,559
2.57%, 5/16/2023	1,156,000	1,180,808
2.90%, 3/3/2024	1,336,000	1,388,344
2.95%, 5/16/2026	5,319,000	5,567,770
3.19%, 6/24/2023	2,789,000	2,909,122
3.33%, 11/17/2025	1,144,000	1,226,013
Cimarex Energy Co.:
3.90%, 5/15/2027	1,491,000	1,518,062
Security Description	Principal Amount	Value
4.38%, 6/1/2024	$651,000	$684,253
4.38%, 3/15/2029 (a)	974,000	1,024,570
CNOOC Finance 2013, Ltd. 2.88%, 9/30/2029	1,300,000	1,293,201
Concho Resources, Inc.:
3.75%, 10/1/2027	1,453,000	1,510,059
4.30%, 8/15/2028	1,041,000	1,121,740
4.38%, 1/15/2025	1,057,000	1,095,549
ConocoPhillips Co.:
2.40%, 12/15/2022 (a)	410,000	413,305
4.95%, 3/15/2026	2,120,000	2,443,152
ConocoPhillips Holding Co. 6.95%, 4/15/2029	1,153,000	1,568,553
Continental Resources, Inc.:
3.80%, 6/1/2024	1,446,000	1,474,587
4.38%, 1/15/2028	1,395,000	1,441,537
4.50%, 4/15/2023	2,037,000	2,115,486
5.00%, 9/15/2022	716,000	722,272
Devon Energy Corp. 5.85%, 12/15/2025 (a)	716,000	850,472
Encana Corp. 3.90%, 11/15/2021	1,296,000	1,326,935
Eni USA, Inc. 7.30%, 11/15/2027	540,000	696,956
EOG Resources, Inc.:
2.63%, 3/15/2023 (a)	1,635,000	1,664,708
3.15%, 4/1/2025	1,006,000	1,055,133
4.10%, 2/1/2021	938,000	963,495
4.15%, 1/15/2026	1,079,000	1,193,115
EQT Corp.:
2.50%, 10/1/2020	653,000	650,375
3.00%, 10/1/2022 (a)	1,476,000	1,420,104
3.90%, 10/1/2027 (a)	1,935,000	1,676,852
4.88%, 11/15/2021	641,000	656,807
Exxon Mobil Corp.:
1.90%, 8/16/2022 (a)	861,000	864,926
2.02%, 8/16/2024	1,211,000	1,218,666
2.22%, 3/1/2021	3,247,000	3,263,235
2.28%, 8/16/2026	1,861,000	1,875,051
2.40%, 3/6/2022	1,456,000	1,476,530
2.44%, 8/16/2029 (a)	4,444,000	4,486,707
2.71%, 3/6/2025	906,000	936,976
2.73%, 3/1/2023	2,032,000	2,088,043
3.04%, 3/1/2026	3,378,000	3,543,590
3.18%, 3/15/2024	1,526,000	1,606,207
Helmerich & Payne, Inc. 4.65%, 3/15/2025	781,000	843,988
Hess Corp.:
3.50%, 7/15/2024	412,000	419,704
4.30%, 4/1/2027 (a)	1,349,000	1,407,735
HollyFrontier Corp. 5.88%, 4/1/2026	1,455,000	1,629,265
Husky Energy, Inc.:
3.95%, 4/15/2022	679,000	700,293
4.00%, 4/15/2024 (a)	1,424,000	1,490,843
4.40%, 4/15/2029 (a)	941,000	988,464

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Marathon Oil Corp.:
2.80%, 11/1/2022	$1,040,000	$1,047,186
3.85%, 6/1/2025 (a)	1,440,000	1,497,370
4.40%, 7/15/2027	1,222,000	1,301,821
Marathon Petroleum Corp.:
3.40%, 12/15/2020	715,000	723,609
3.63%, 9/15/2024	1,108,000	1,160,043
3.80%, 4/1/2028	630,000	656,284
4.75%, 12/15/2023	929,000	1,009,219
5.13%, 3/1/2021	1,576,000	1,637,795
5.13%, 4/1/2024	34,000	34,955
5.13%, 12/15/2026	1,110,000	1,246,752
5.38%, 10/1/2022	564,000	570,384
Newfield Exploration Co.:
5.38%, 1/1/2026	1,002,000	1,089,695
5.63%, 7/1/2024	920,000	1,015,137
5.75%, 1/30/2022	1,243,000	1,328,220
Noble Energy, Inc.:
3.85%, 1/15/2028 (a)	1,203,000	1,247,932
3.90%, 11/15/2024 (a)	749,000	784,675
4.15%, 12/15/2021	1,501,000	1,546,075
Occidental Petroleum Corp.:
2.60%, 8/13/2021	1,097,000	1,104,109
2.60%, 4/15/2022	670,000	673,256
2.70%, 8/15/2022	1,482,000	1,495,590
2.70%, 2/15/2023	1,699,000	1,708,022
2.90%, 8/15/2024	2,102,000	2,116,399
3.00%, 2/15/2027	1,031,000	1,023,154
3.13%, 2/15/2022	1,219,000	1,236,980
3.20%, 8/15/2026	1,352,000	1,362,424
3.40%, 4/15/2026	2,041,000	2,078,983
3.50%, 6/15/2025	3,346,000	3,437,747
3.50%, 8/15/2029	2,967,000	3,007,767
4.85%, 3/15/2021	807,000	834,357
5.55%, 3/15/2026	3,227,000	3,631,537
6.95%, 7/1/2024	2,871,000	3,366,104
Series 1, 4.10%, 2/1/2021	1,439,000	1,467,161
Phillips 66:
3.90%, 3/15/2028	1,037,000	1,117,844
4.30%, 4/1/2022	2,245,000	2,366,320
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	591,000	598,896
3.95%, 7/15/2022	767,000	797,626
4.45%, 1/15/2026	809,000	884,286
Shell International Finance B.V.:
1.75%, 9/12/2021	1,159,000	1,156,636
1.88%, 5/10/2021	2,099,000	2,099,231
2.25%, 11/10/2020	1,326,000	1,331,264
2.25%, 1/6/2023	1,391,000	1,405,480
2.38%, 8/21/2022	1,574,000	1,596,429
2.50%, 9/12/2026	1,067,000	1,085,224
2.88%, 5/10/2026	2,343,000	2,436,861
3.25%, 5/11/2025	1,938,000	2,052,575
3.40%, 8/12/2023	585,000	616,385
3.50%, 11/13/2023 (a)	3,029,000	3,209,347
Security Description	Principal Amount	Value
3.88%, 11/13/2028	$1,966,000	$2,207,975
Suncor Energy, Inc.:
3.60%, 12/1/2024	960,000	1,012,320
9.25%, 10/15/2021	493,000	559,156
Total Capital Canada, Ltd. 2.75%, 7/15/2023 (a)	1,494,000	1,534,622
Total Capital International SA:
2.22%, 7/12/2021	836,000	840,163
2.43%, 1/10/2025	1,150,000	1,166,295
2.70%, 1/25/2023	3,509,000	3,585,040
2.75%, 6/19/2021	2,962,000	3,001,780
2.83%, 1/10/2030	926,000	951,419
2.88%, 2/17/2022	1,260,000	1,288,312
3.46%, 2/19/2029	1,201,000	1,298,942
3.70%, 1/15/2024	1,358,000	1,450,086
3.75%, 4/10/2024	1,367,000	1,465,615
Total Capital SA:
3.88%, 10/11/2028	161,000	179,946
4.13%, 1/28/2021	572,000	588,022
4.25%, 12/15/2021	778,000	815,733
Valero Energy Corp.:
3.40%, 9/15/2026	1,217,000	1,249,981
3.65%, 3/15/2025	616,000	648,377
4.00%, 4/1/2029 (a)	1,278,000	1,359,600
4.35%, 6/1/2028	664,000	721,011
		223,844,344
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	720,000	728,086
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	2,977,000	3,026,150
3.34%, 12/15/2027	2,034,000	2,090,850
Halliburton Co.:
3.25%, 11/15/2021	961,000	980,287
3.50%, 8/1/2023	1,805,000	1,876,063
3.80%, 11/15/2025 (a)	2,296,000	2,433,462
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,824,000	1,834,816
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	1,477,000	1,485,124
Schlumberger Investment SA 3.65%, 12/1/2023	2,360,000	2,495,039
TechnipFMC PLC 3.45%, 10/1/2022	652,000	664,205
		17,614,082
PACKAGING & CONTAINERS — 0.2%
Amcor Finance USA, Inc. 4.50%, 5/15/2028 (b)	135,000	146,815
Bemis Co., Inc.:
3.10%, 9/15/2026 (b)	555,000	543,162
4.50%, 10/15/2021 (b)	482,000	496,624

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Packaging Corp. of America:
2.45%, 12/15/2020	$1,381,000	$1,383,002
3.40%, 12/15/2027	490,000	508,478
3.65%, 9/15/2024	586,000	612,974
3.90%, 6/15/2022	26,000	26,965
4.50%, 11/1/2023	869,000	933,002
WestRock RKT LLC:
4.00%, 3/1/2023 (a)	617,000	646,412
4.90%, 3/1/2022	909,000	962,031
WRKCo, Inc.:
3.00%, 9/15/2024	529,000	539,056
3.38%, 9/15/2027	400,000	407,216
3.75%, 3/15/2025	845,000	888,230
3.90%, 6/1/2028	775,000	817,555
4.00%, 3/15/2028	1,115,000	1,187,386
4.65%, 3/15/2026	1,063,000	1,165,718
4.90%, 3/15/2029 (a)	551,000	623,501
		11,888,127
PHARMACEUTICALS — 5.7%
AbbVie, Inc.:
2.30%, 5/14/2021	2,470,000	2,474,989
2.85%, 5/14/2023	787,000	799,191
2.90%, 11/6/2022	3,673,000	3,743,338
3.20%, 11/6/2022	1,525,000	1,563,125
3.20%, 5/14/2026	2,214,000	2,252,479
3.38%, 11/14/2021	1,947,000	1,993,767
3.60%, 5/14/2025	3,246,000	3,373,860
3.75%, 11/14/2023	1,843,000	1,936,514
4.25%, 11/14/2028	2,150,000	2,332,535
Allergan Finance LLC 3.25%, 10/1/2022	2,552,000	2,606,434
Allergan Funding SCS:
3.45%, 3/15/2022	3,867,000	3,963,714
3.80%, 3/15/2025	3,633,000	3,801,353
3.85%, 6/15/2024	1,226,000	1,287,128
Allergan, Inc. 2.80%, 3/15/2023	1,019,000	1,027,050
AmerisourceBergen Corp.:
3.25%, 3/1/2025	710,000	733,593
3.40%, 5/15/2024 (a)	96,000	99,840
3.45%, 12/15/2027	1,457,000	1,509,263
3.50%, 11/15/2021	656,000	671,114
AstraZeneca PLC:
2.38%, 11/16/2020	2,508,000	2,515,248
2.38%, 6/12/2022	1,262,000	1,270,455
3.13%, 6/12/2027	1,326,000	1,378,006
3.38%, 11/16/2025	1,550,000	1,629,965
3.50%, 8/17/2023	1,446,000	1,511,735
4.00%, 1/17/2029	493,000	548,684
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	1,926,000	1,929,120
2.55%, 5/14/2021 (b)	1,307,000	1,320,436
2.60%, 5/16/2022 (a) (b)	1,293,000	1,314,606
2.90%, 7/26/2024 (b)	3,039,000	3,134,577
Security Description	Principal Amount	Value
3.20%, 6/15/2026 (b)	$3,692,000	$3,871,173
3.25%, 11/1/2023	408,000	425,760
3.25%, 2/27/2027	771,000	823,736
3.40%, 7/26/2029 (b)	4,253,000	4,541,991
7.15%, 6/15/2023	186,000	217,175
Cardinal Health, Inc.:
2.62%, 6/15/2022	1,452,000	1,460,683
3.08%, 6/15/2024	1,181,000	1,195,361
3.20%, 3/15/2023 (a)	865,000	887,006
3.41%, 6/15/2027 (a)	3,021,000	2,994,748
3.50%, 11/15/2024	911,000	939,159
3.75%, 9/15/2025	864,000	896,746
4.63%, 12/15/2020	756,000	775,981
Cigna Corp.:
3.40%, 9/17/2021	1,472,000	1,504,517
3.75%, 7/15/2023	3,634,000	3,802,981
4.13%, 11/15/2025	3,045,000	3,274,502
4.38%, 10/15/2028	6,265,000	6,864,561
CVS Health Corp.:
2.13%, 6/1/2021	2,365,000	2,361,382
2.63%, 8/15/2024	735,000	738,175
2.75%, 12/1/2022	1,854,000	1,877,490
2.88%, 6/1/2026	2,586,000	2,589,414
3.00%, 8/15/2026	1,826,000	1,836,372
3.25%, 8/15/2029	5,612,000	5,638,657
3.35%, 3/9/2021	1,871,000	1,901,329
3.38%, 8/12/2024	1,104,000	1,142,243
3.50%, 7/20/2022	1,818,000	1,877,012
3.70%, 3/9/2023	6,220,000	6,476,824
3.88%, 7/20/2025	3,359,000	3,554,158
4.00%, 12/5/2023	1,329,000	1,409,723
4.10%, 3/25/2025	5,617,000	5,999,742
4.30%, 3/25/2028	8,723,000	9,427,295
4.75%, 12/1/2022	4,639,000	4,945,081
6.25%, 6/1/2027	849,000	1,015,039
Eli Lilly & Co.:
2.35%, 5/15/2022	889,000	900,335
2.75%, 6/1/2025	1,482,000	1,534,255
3.10%, 5/15/2027	817,000	862,973
3.38%, 3/15/2029	1,893,000	2,049,229
5.50%, 3/15/2027	515,000	624,597
Express Scripts Holding Co.:
2.60%, 11/30/2020	623,000	625,430
3.00%, 7/15/2023	1,475,000	1,505,193
3.05%, 11/30/2022	918,000	937,517
3.30%, 2/25/2021	546,000	553,447
3.40%, 3/1/2027	2,212,000	2,285,837
3.50%, 6/15/2024	1,168,000	1,218,049
3.90%, 2/15/2022	2,835,000	2,941,199
4.50%, 2/25/2026	2,210,000	2,415,066
4.75%, 11/15/2021	1,202,000	1,262,869
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	2,591,000	2,644,737
2.88%, 6/1/2022	996,000	1,017,484
3.00%, 6/1/2024	2,482,000	2,569,242

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 5/14/2021	$1,180,000	$1,202,904
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	2,527,000	2,592,399
3.38%, 5/15/2023	1,006,000	1,050,495
3.63%, 5/15/2025	1,892,000	2,030,986
3.88%, 5/15/2028	2,356,000	2,600,152
Johnson & Johnson:
1.65%, 3/1/2021	1,282,000	1,279,372
1.95%, 11/10/2020	1,082,000	1,082,638
2.05%, 3/1/2023	819,000	822,997
2.25%, 3/3/2022	1,483,000	1,501,018
2.45%, 12/5/2021	32,000	32,341
2.45%, 3/1/2026	2,305,000	2,346,513
2.63%, 1/15/2025	1,106,000	1,140,596
2.90%, 1/15/2028	2,270,000	2,388,267
2.95%, 3/3/2027	1,553,000	1,632,188
3.38%, 12/5/2023	2,439,000	2,591,047
3.55%, 5/15/2021	300,000	307,788
McKesson Corp.:
2.70%, 12/15/2022	225,000	227,261
2.85%, 3/15/2023	729,000	737,792
3.65%, 11/30/2020	1,163,000	1,181,061
3.80%, 3/15/2024	1,156,000	1,209,084
3.95%, 2/16/2028	1,116,000	1,175,070
4.75%, 5/30/2029	694,000	775,351
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	776,000	782,293
4.13%, 11/15/2025	1,170,000	1,278,389
Merck & Co., Inc.:
2.35%, 2/10/2022	1,364,000	1,381,227
2.40%, 9/15/2022	1,572,000	1,597,058
2.75%, 2/10/2025	3,893,000	4,030,812
2.80%, 5/18/2023	2,248,000	2,315,283
2.90%, 3/7/2024	1,283,000	1,333,922
3.40%, 3/7/2029	2,296,000	2,489,163
3.88%, 1/15/2021	1,666,000	1,699,570
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	500,000	639,050
Mylan NV:
3.15%, 6/15/2021	2,063,000	2,087,282
3.75%, 12/15/2020	392,000	397,880
3.95%, 6/15/2026	3,190,000	3,296,227
Mylan, Inc.:
4.20%, 11/29/2023	877,000	918,903
4.55%, 4/15/2028	1,852,000	1,965,065
Novartis Capital Corp.:
2.40%, 5/17/2022 (a)	1,198,000	1,215,491
2.40%, 9/21/2022	1,265,000	1,285,050
3.00%, 11/20/2025	1,977,000	2,081,405
3.10%, 5/17/2027	954,000	1,016,477
3.40%, 5/6/2024	3,712,000	3,941,253
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	363,000	364,594
3.90%, 12/15/2024	1,078,000	1,100,703
4.38%, 3/15/2026	781,000	806,000
Security Description	Principal Amount	Value
Pfizer, Inc.:
1.95%, 6/3/2021	$1,393,000	$1,395,131
2.20%, 12/15/2021	1,283,000	1,292,404
2.75%, 6/3/2026	1,725,000	1,787,428
2.80%, 3/11/2022	855,000	872,057
2.95%, 3/15/2024	1,092,000	1,135,494
3.00%, 9/15/2021	876,000	894,352
3.00%, 6/15/2023	1,599,000	1,661,137
3.00%, 12/15/2026	1,949,000	2,056,643
3.20%, 9/15/2023	1,525,000	1,597,804
3.40%, 5/15/2024	2,003,000	2,124,682
3.45%, 3/15/2029 (a)	1,358,000	1,471,352
3.60%, 9/15/2028 (a)	1,141,000	1,247,398
5.80%, 8/12/2023	639,000	726,128
Pharmacia LLC 6.60%, 12/1/2028	140,000	185,055
Sanofi:
3.38%, 6/19/2023	509,000	533,478
3.63%, 6/19/2028 (a)	1,213,000	1,342,961
4.00%, 3/29/2021	2,220,000	2,285,668
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	4,378,000	4,396,169
2.88%, 9/23/2023	2,212,000	2,255,930
3.20%, 9/23/2026	3,597,000	3,711,025
Takeda Pharmaceutical Co., Ltd.:
4.00%, 11/26/2021 (b)	820,000	847,232
4.40%, 11/26/2023 (b)	1,822,000	1,963,988
5.00%, 11/26/2028 (b)	2,363,000	2,765,844
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (a)	415,000	409,667
Wyeth LLC 6.45%, 2/1/2024	864,000	1,018,993
Zoetis, Inc.:
3.00%, 9/12/2027	976,000	1,001,288
3.25%, 8/20/2021	409,000	416,452
3.25%, 2/1/2023	2,079,000	2,143,054
3.45%, 11/13/2020	332,000	336,064
3.90%, 8/20/2028	699,000	768,711
4.50%, 11/13/2025	1,009,000	1,118,648
		279,628,248
PIPELINES — 3.5%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	9,541
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	456,000	464,924
4.45%, 7/15/2027	662,000	680,609
4.80%, 5/3/2029	625,000	665,044
4.95%, 12/15/2024	994,000	1,067,824
5.95%, 6/1/2026	747,000	836,886
Buckeye Partners L.P.:
3.95%, 12/1/2026	756,000	664,736
4.13%, 12/1/2027	486,000	424,613

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 7/1/2023	$251,000	$250,767
4.35%, 10/15/2024	478,000	464,778
4.88%, 2/1/2021	698,000	709,154
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,251,000	1,344,975
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	995,000	1,014,790
4.15%, 9/15/2029 (a)	984,000	953,053
4.40%, 3/15/2027	847,000	848,957
4.95%, 5/15/2028	933,000	968,473
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	584,000	602,186
5.88%, 10/15/2025	618,000	719,074
Enbridge, Inc.:
2.90%, 7/15/2022	824,009	838,396
3.50%, 6/10/2024	928,000	969,073
3.70%, 7/15/2027	1,015,000	1,075,524
4.00%, 10/1/2023	1,058,000	1,120,136
4.25%, 12/1/2026	1,243,000	1,357,294
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	1,215,000	1,246,055
4.05%, 3/15/2025	989,000	1,034,593
4.20%, 4/15/2027	944,000	993,012
4.25%, 3/15/2023	1,183,000	1,236,673
4.50%, 4/15/2024	1,398,000	1,490,967
4.65%, 6/1/2021	1,033,000	1,063,918
4.75%, 1/15/2026	1,185,000	1,284,955
4.90%, 2/1/2024	1,913,000	2,056,303
5.20%, 2/1/2022	795,000	838,526
5.25%, 4/15/2029	2,054,000	2,314,611
5.50%, 6/1/2027	200,000	226,208
5.88%, 1/15/2024	572,000	636,075
7.50%, 10/15/2020	3,152,000	3,313,162
Energy Transfer Partners L.P.:
4.95%, 6/15/2028	1,156,000	1,270,895
Series 5Y, 4.20%, 9/15/2023	1,037,000	1,091,131
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	1,137,000	1,203,981
5.00%, 10/1/2022	1,094,000	1,161,554
5.88%, 3/1/2022	1,028,000	1,099,621
Enterprise Products Operating LLC:
2.80%, 2/15/2021	1,325,000	1,337,389
2.85%, 4/15/2021	1,045,000	1,055,471
3.13%, 7/31/2029	817,000	839,860
3.35%, 3/15/2023	1,653,000	1,710,772
3.50%, 2/1/2022	1,266,000	1,305,892
3.70%, 2/15/2026	845,000	898,505
3.75%, 2/15/2025	2,773,000	2,954,077
3.90%, 2/15/2024	1,037,000	1,103,741
3.95%, 2/15/2027	162,000	175,486
4.05%, 2/15/2022	713,000	744,957
4.15%, 10/16/2028	1,573,000	1,737,048
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	$688,000	$663,597
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	790,000	763,337
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	663,000	655,833
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	1,100,000	1,067,011
4.13%, 12/1/2026	664,000	615,468
4.75%, 7/15/2023	1,476,000	1,480,738
5.50%, 7/15/2028	1,144,000	1,135,729
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	847,000	873,418
3.50%, 3/1/2021	1,932,000	1,962,371
3.50%, 9/1/2023	1,002,000	1,037,080
3.95%, 9/1/2022	1,294,000	1,347,882
4.15%, 3/1/2022	393,000	409,754
4.15%, 2/1/2024	588,000	624,233
4.25%, 9/1/2024	692,000	741,686
4.30%, 5/1/2024	677,000	723,517
5.00%, 10/1/2021	896,000	935,478
5.80%, 3/1/2021	961,000	1,006,590
Kinder Morgan, Inc.:
3.15%, 1/15/2023	1,223,000	1,251,728
4.30%, 6/1/2025	4,249,000	4,597,885
4.30%, 3/1/2028 (a)	880,000	955,046
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	446,000	457,141
5.00%, 3/1/2026	919,000	1,033,921
MPLX L.P.:
3.38%, 3/15/2023	735,000	755,661
3.50%, 12/1/2022 (b)	861,000	885,556
4.00%, 2/15/2025	719,000	759,099
4.00%, 3/15/2028	1,801,000	1,877,182
4.13%, 3/1/2027	1,966,000	2,075,742
4.25%, 12/1/2027 (b)	1,481,000	1,569,371
4.50%, 7/15/2023	743,000	792,291
4.80%, 2/15/2029	978,000	1,077,463
4.88%, 12/1/2024	1,429,000	1,568,085
4.88%, 6/1/2025	1,666,000	1,832,533
5.25%, 1/15/2025 (b)	1,062,000	1,119,677
6.38%, 5/1/2024 (b)	881,000	921,367
Northwest Pipeline LLC 4.00%, 4/1/2027	500,000	526,785
ONEOK Partners L.P.:
3.38%, 10/1/2022	861,000	882,060
4.90%, 3/15/2025	575,000	631,701
5.00%, 9/15/2023 (a)	610,000	661,222
ONEOK, Inc.:
2.75%, 9/1/2024	750,000	754,440
3.40%, 9/1/2029	810,000	804,719

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/13/2027	$777,000	$816,083
4.25%, 2/1/2022	662,000	686,527
4.35%, 3/15/2029	1,132,000	1,212,202
4.55%, 7/15/2028	888,000	959,786
7.50%, 9/1/2023	453,000	530,132
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	847,000	871,902
3.61%, 2/15/2025	478,000	498,774
3.75%, 3/1/2028	1,040,000	1,081,361
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	875,000	874,956
3.60%, 11/1/2024	1,374,000	1,408,432
3.65%, 6/1/2022	758,000	777,208
3.85%, 10/15/2023 (a)	754,000	779,674
4.50%, 12/15/2026	759,000	805,656
4.65%, 10/15/2025	949,000	1,014,642
5.00%, 2/1/2021	1,156,000	1,185,929
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	2,067,000	2,189,036
5.00%, 3/15/2027	2,090,000	2,304,789
5.63%, 2/1/2021	2,947,000	3,043,485
5.63%, 4/15/2023	1,949,000	2,117,939
5.63%, 3/1/2025	2,149,000	2,411,995
5.75%, 5/15/2024	2,610,000	2,907,697
5.88%, 6/30/2026	2,055,000	2,357,023
6.25%, 3/15/2022	1,206,000	1,299,393
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	423,000	435,242
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	899,000	931,031
3.50%, 3/15/2025	389,000	404,202
4.75%, 3/15/2024	961,000	1,048,201
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	547,000	558,832
3.90%, 7/15/2026	677,000	704,019
4.00%, 10/1/2027	3,000	3,111
4.25%, 4/1/2024 (a)	685,000	721,730
4.40%, 4/1/2021	653,000	670,651
4.65%, 2/15/2022	721,000	755,500
5.95%, 12/1/2025	816,000	933,537
TC PipeLines L.P.:
3.90%, 5/25/2027	555,000	579,137
4.38%, 3/13/2025	981,000	1,043,705
4.65%, 6/15/2021	500,000	513,275
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	1,023,000	1,301,747
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	1,470,000	1,483,980
3.75%, 10/16/2023	1,174,000	1,234,931
3.80%, 10/1/2020	1,712,000	1,737,629
4.25%, 5/15/2028	1,391,000	1,537,375
4.88%, 1/15/2026	1,101,000	1,234,992
Security Description	Principal Amount	Value
9.88%, 1/1/2021	$397,000	$433,234
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	716,000	760,693
7.85%, 2/1/2026	1,530,000	1,935,297
Valero Energy Partners L.P.:
4.38%, 12/15/2026	1,095,000	1,191,710
4.50%, 3/15/2028	648,000	707,545
Western Midstream Operating L.P.:
3.95%, 6/1/2025 (a)	670,000	647,227
4.00%, 7/1/2022	792,000	801,385
4.50%, 3/1/2028	921,000	890,782
4.65%, 7/1/2026	636,000	627,738
4.75%, 8/15/2028	509,000	500,459
5.38%, 6/1/2021	1,019,000	1,050,334
Williams Cos., Inc.:
3.35%, 8/15/2022	1,446,000	1,478,376
3.60%, 3/15/2022	1,924,000	1,976,198
3.70%, 1/15/2023	713,000	737,549
3.75%, 6/15/2027	1,167,000	1,205,359
3.90%, 1/15/2025	768,000	805,570
4.00%, 11/15/2021	767,000	787,701
4.00%, 9/15/2025	1,982,000	2,096,163
4.13%, 11/15/2020	743,000	754,739
4.30%, 3/4/2024	1,181,000	1,255,308
4.50%, 11/15/2023	851,000	910,638
4.55%, 6/24/2024	643,000	692,421
7.88%, 9/1/2021	492,000	541,102
		172,065,618
REAL ESTATE — 0.0% (f)
CBRE Services, Inc.:
4.88%, 3/1/2026	591,000	658,457
5.25%, 3/15/2025	601,000	674,093
		1,332,550
REAL ESTATE INVESTMENT TRUSTS — 4.6%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	525,000	548,903
3.80%, 4/15/2026	912,000	972,529
3.90%, 6/15/2023	577,000	609,225
3.95%, 1/15/2027	238,000	254,720
3.95%, 1/15/2028	354,000	381,538
4.00%, 1/15/2024	1,088,000	1,160,831
4.30%, 1/15/2026	559,000	608,561
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	565,000	579,408
3.35%, 10/1/2020	741,000	748,743
3.63%, 11/15/2027	778,000	817,577
3.75%, 4/15/2023	687,000	716,459
4.13%, 7/1/2024	456,000	487,820

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
American Homes 4 Rent L.P.:
4.25%, 2/15/2028	$435,000	$468,569
4.90%, 2/15/2029	109,000	123,678
American Tower Corp.:
2.25%, 1/15/2022	570,000	570,849
2.75%, 1/15/2027	1,350,000	1,347,813
2.95%, 1/15/2025	792,000	808,893
3.00%, 6/15/2023	833,000	852,267
3.13%, 1/15/2027	705,000	719,812
3.30%, 2/15/2021	1,395,000	1,414,879
3.38%, 5/15/2024	1,147,000	1,192,674
3.38%, 10/15/2026	1,201,000	1,249,448
3.45%, 9/15/2021	1,086,000	1,110,598
3.50%, 1/31/2023	2,176,000	2,256,468
3.55%, 7/15/2027	1,119,000	1,176,192
3.60%, 1/15/2028	500,000	525,500
3.80%, 8/15/2029	625,000	666,787
3.95%, 3/15/2029	970,000	1,043,351
4.00%, 6/1/2025	876,000	934,850
4.40%, 2/15/2026	861,000	943,553
4.70%, 3/15/2022	463,000	489,947
5.00%, 2/15/2024	1,530,000	1,691,231
5.90%, 11/1/2021	556,000	596,605
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	333,000	340,609
Series GMTN, 2.95%, 5/11/2026	727,000	749,472
Series GMTN, 3.45%, 6/1/2025	364,000	384,264
Series GMTN, 3.50%, 11/15/2024	383,000	408,067
Series GMTN, 3.50%, 11/15/2025	200,000	212,316
Series GMTN, 3.63%, 10/1/2020	971,000	980,817
Series GMTN, 4.20%, 12/15/2023	130,000	140,078
Series MTN, 2.90%, 10/15/2026	748,000	769,812
Series MTN, 3.20%, 1/15/2028	351,000	366,507
Series MTN, 3.30%, 6/1/2029 (a)	1,113,000	1,175,228
Series MTN, 3.35%, 5/15/2027	862,000	911,970
Boston Properties L.P.:
2.75%, 10/1/2026	846,000	856,093
2.90%, 3/15/2030	709,000	706,483
3.13%, 9/1/2023	1,067,000	1,100,621
3.20%, 1/15/2025	1,093,000	1,133,671
3.40%, 6/21/2029	1,140,000	1,193,215
3.65%, 2/1/2026	1,341,000	1,418,161
3.80%, 2/1/2024	1,019,000	1,076,665
3.85%, 2/1/2023	1,029,000	1,078,917
4.13%, 5/15/2021	1,129,000	1,159,562
Security Description	Principal Amount	Value
4.50%, 12/1/2028	$1,010,000	$1,147,360
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	275,000	286,899
3.95%, 11/15/2027	300,000	312,732
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	691,000	711,212
3.65%, 6/15/2024	547,000	568,076
3.85%, 2/1/2025	1,084,000	1,133,506
3.88%, 8/15/2022	953,000	991,854
3.90%, 3/15/2027 (a)	630,000	659,131
4.13%, 6/15/2026	727,000	770,627
4.13%, 5/15/2029 (a)	1,071,000	1,143,764
Camden Property Trust:
2.95%, 12/15/2022 (a)	350,000	356,923
3.15%, 7/1/2029	964,000	1,003,370
4.10%, 10/15/2028	514,000	572,180
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,717,000	1,800,927
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	300,000	303,732
4.15%, 4/1/2025	50,000	52,074
Corporate Office Properties L.P.:
3.60%, 5/15/2023	715,000	726,590
3.70%, 6/15/2021	150,000	151,518
5.00%, 7/1/2025	514,000	554,282
Crown Castle International Corp.:
2.25%, 9/1/2021	1,008,000	1,007,486
3.10%, 11/15/2029	950,000	959,443
3.15%, 7/15/2023	817,000	839,190
3.20%, 9/1/2024	749,000	771,620
3.40%, 2/15/2021	914,000	927,088
3.65%, 9/1/2027	728,000	770,624
3.70%, 6/15/2026	948,000	1,002,605
3.80%, 2/15/2028	1,461,000	1,557,484
4.00%, 3/1/2027	351,000	378,371
4.30%, 2/15/2029	910,000	1,007,552
4.45%, 2/15/2026	838,000	918,783
4.88%, 4/15/2022	1,401,000	1,488,941
5.25%, 1/15/2023	2,116,000	2,307,075
CubeSmart L.P.:
3.13%, 9/1/2026	220,000	221,626
4.00%, 11/15/2025	1,054,000	1,117,841
4.38%, 12/15/2023	319,000	340,086
4.38%, 2/15/2029	600,000	658,170
Digital Realty Trust L.P.:
2.75%, 2/1/2023	727,000	733,565
3.60%, 7/1/2029	650,000	675,460
3.63%, 10/1/2022	619,000	640,349
3.70%, 8/15/2027	806,000	846,042
3.95%, 7/1/2022	623,000	650,966
4.45%, 7/15/2028	1,117,000	1,228,722

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 10/1/2025	$607,000	$667,184
Duke Realty L.P.:
3.25%, 6/30/2026	429,000	441,716
3.38%, 12/15/2027	978,000	1,019,673
3.75%, 12/1/2024	740,000	784,740
3.88%, 10/15/2022	325,000	336,005
4.00%, 9/15/2028	500,000	544,835
4.38%, 6/15/2022	289,000	303,201
EPR Properties:
3.75%, 8/15/2029	661,000	660,438
4.50%, 4/1/2025	210,000	221,021
4.50%, 6/1/2027	670,000	710,930
4.75%, 12/15/2026	669,000	718,707
4.95%, 4/15/2028	571,000	621,197
Equinix, Inc.:
5.38%, 5/15/2027	1,525,000	1,645,414
5.88%, 1/15/2026	2,142,000	2,281,080
ERP Operating L.P.:
2.85%, 11/1/2026	403,000	413,599
3.00%, 4/15/2023	485,000	499,768
3.00%, 7/1/2029	868,000	895,446
3.25%, 8/1/2027	553,000	583,183
3.38%, 6/1/2025	304,000	321,319
3.50%, 3/1/2028	759,000	810,627
4.15%, 12/1/2028	865,000	970,599
4.63%, 12/15/2021	720,000	755,114
Essex Portfolio L.P.:
3.25%, 5/1/2023	720,000	738,072
3.38%, 4/15/2026	600,000	626,226
3.50%, 4/1/2025	226,000	235,919
3.63%, 8/15/2022	711,000	735,586
3.63%, 5/1/2027	105,000	110,712
3.88%, 5/1/2024	577,000	608,862
4.00%, 3/1/2029	974,000	1,061,611
Federal Realty Investment Trust:
3.20%, 6/15/2029	1,428,000	1,479,622
3.25%, 7/15/2027	197,000	205,144
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	660,000	665,260
4.38%, 4/15/2021	393,000	402,023
5.25%, 6/1/2025	850,000	938,366
5.30%, 1/15/2029	1,543,000	1,703,225
5.38%, 11/1/2023	591,000	639,066
5.38%, 4/15/2026	1,419,000	1,560,063
5.75%, 6/1/2028	1,449,000	1,648,484
HCP, Inc.:
3.15%, 8/1/2022	657,000	671,066
3.25%, 7/15/2026	732,000	752,562
3.40%, 2/1/2025	949,000	983,572
3.50%, 7/15/2029	944,000	982,591
3.88%, 8/15/2024	653,000	694,994
4.00%, 12/1/2022	191,000	199,964
4.00%, 6/1/2025	25,000	26,602
4.20%, 3/1/2024	694,000	746,078
Security Description	Principal Amount	Value
4.25%, 11/15/2023	$314,000	$334,319
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	302,000	313,570
Healthcare Trust of America Holdings L.P.:
3.50%, 8/1/2026	1,479,000	1,525,722
3.70%, 4/15/2023	520,000	536,838
3.75%, 7/1/2027	803,000	838,934
Highwoods Realty L.P.:
3.20%, 6/15/2021	290,000	293,529
3.88%, 3/1/2027	255,000	266,995
4.13%, 3/15/2028	535,000	570,347
4.20%, 4/15/2029	400,000	430,164
Hospitality Properties Trust:
3.95%, 1/15/2028	551,000	522,409
4.25%, 2/15/2021	417,000	422,604
4.38%, 2/15/2030	687,000	656,985
4.50%, 6/15/2023	411,000	423,030
4.50%, 3/15/2025	734,000	743,924
4.65%, 3/15/2024	498,000	512,412
4.95%, 2/15/2027	402,000	408,026
5.00%, 8/15/2022	538,000	563,227
5.25%, 2/15/2026	375,000	389,663
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	481,000	502,866
5.25%, 3/15/2022	875,000	933,214
6.00%, 10/1/2021	167,000	177,638
Series C, 4.75%, 3/1/2023	446,000	474,682
Series D, 3.75%, 10/15/2023	495,000	515,374
Series E, 4.00%, 6/15/2025	720,000	758,657
Series F, 4.50%, 2/1/2026	139,000	150,101
Series H, 3.38%, 12/15/2029	990,000	990,069
Hudson Pacific Properties L.P.:
3.95%, 11/1/2027	529,000	553,948
4.65%, 4/1/2029	729,000	803,453
Kilroy Realty L.P.:
3.45%, 12/15/2024	772,000	802,548
3.80%, 1/15/2023	120,000	125,345
4.38%, 10/1/2025	145,000	155,945
4.75%, 12/15/2028	395,000	448,155
Kimco Realty Corp.:
2.70%, 3/1/2024	431,000	434,021
2.80%, 10/1/2026 (a)	742,000	745,280
3.13%, 6/1/2023	425,000	435,872
3.20%, 5/1/2021	494,000	501,267
3.30%, 2/1/2025	731,000	753,244
3.40%, 11/1/2022	110,000	113,658
3.80%, 4/1/2027	447,000	473,704
Kite Realty Group L.P. 4.00%, 10/1/2026 (a)	814,000	807,472
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	308,073
3.38%, 6/15/2023	389,000	401,744
3.75%, 4/1/2025	515,000	538,654
4.13%, 6/15/2022	149,000	154,769

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 2/1/2029	$903,000	$1,008,001
4.40%, 2/15/2024	200,000	215,102
4.75%, 10/1/2020	849,000	870,751
Life Storage L.P.:
3.50%, 7/1/2026	245,000	251,855
3.88%, 12/15/2027	1,087,000	1,142,089
4.00%, 6/15/2029	1,085,000	1,155,916
Mid-America Apartments L.P.:
3.60%, 6/1/2027	707,000	746,945
3.75%, 6/15/2024	657,000	689,278
3.95%, 3/15/2029	726,000	791,754
4.00%, 11/15/2025	600,000	643,608
4.20%, 6/15/2028	224,000	247,471
4.30%, 10/15/2023	679,000	724,208
National Retail Properties, Inc.:
3.30%, 4/15/2023 (a)	535,000	550,868
3.50%, 10/15/2027	500,000	522,115
3.60%, 12/15/2026	106,000	111,178
3.80%, 10/15/2022	631,000	654,461
3.90%, 6/15/2024	411,000	434,337
4.00%, 11/15/2025	608,000	651,356
4.30%, 10/15/2028	605,000	668,464
Office Properties Income Trust:
4.00%, 7/15/2022	377,000	384,638
4.15%, 2/1/2022	103,000	105,234
4.25%, 5/15/2024	1,744,000	1,797,541
4.50%, 2/1/2025	492,000	507,705
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	539,000	568,322
4.50%, 1/15/2025	1,438,000	1,512,819
4.50%, 4/1/2027	638,000	677,358
4.75%, 1/15/2028	120,000	129,824
4.95%, 4/1/2024	470,000	503,737
5.25%, 1/15/2026 (a)	296,000	324,511
Physicians Realty L.P.:
3.95%, 1/15/2028	500,000	522,345
4.30%, 3/15/2027	527,000	562,752
Piedmont Operating Partnership L.P.:
3.40%, 6/1/2023	501,000	505,905
4.45%, 3/15/2024	582,000	612,060
Prologis L.P.:
3.75%, 11/1/2025	689,000	749,990
3.88%, 9/15/2028	265,000	294,873
4.25%, 8/15/2023	722,000	776,460
Public Storage:
2.37%, 9/15/2022 (a)	891,000	900,061
3.09%, 9/15/2027	484,000	507,145
3.39%, 5/1/2029	1,028,000	1,101,605
Rayonier, Inc. 3.75%, 4/1/2022	243,000	247,192
Realty Income Corp.:
3.00%, 1/15/2027	861,000	884,514
3.25%, 10/15/2022	1,123,000	1,158,273
Security Description	Principal Amount	Value
3.25%, 6/15/2029	$1,019,000	$1,065,731
3.65%, 1/15/2028	1,514,000	1,625,536
3.88%, 7/15/2024	358,000	381,775
3.88%, 4/15/2025	996,000	1,069,186
4.13%, 10/15/2026	763,000	839,430
4.65%, 8/1/2023	709,000	769,690
Regency Centers Corp. 3.75%, 11/15/2022	67,000	69,761
Regency Centers L.P.:
2.95%, 9/15/2029	1,136,000	1,132,831
3.60%, 2/1/2027	573,000	601,570
4.13%, 3/15/2028	600,000	652,164
Sabra Health Care L.P. 5.13%, 8/15/2026	620,000	663,009
Sabra Health Care L.P./Sabra Capital Corp.:
3.90%, 10/15/2029 (e)	1,500,000	1,479,975
4.80%, 6/1/2024	704,000	743,142
Service Properties Trust:
4.35%, 10/1/2024	989,000	1,002,975
4.75%, 10/1/2026	350,000	352,772
4.95%, 10/1/2029	350,000	347,827
Simon Property Group L.P.:
2.00%, 9/13/2024	1,234,000	1,223,178
2.35%, 1/30/2022	394,000	396,719
2.45%, 9/13/2029	1,484,000	1,452,628
2.50%, 7/15/2021	285,000	287,006
2.63%, 6/15/2022	526,000	534,074
2.75%, 2/1/2023	848,000	864,731
2.75%, 6/1/2023	802,000	819,564
3.25%, 11/30/2026	1,133,000	1,187,531
3.30%, 1/15/2026	765,000	800,282
3.38%, 3/15/2022	539,000	556,631
3.38%, 10/1/2024	783,000	823,528
3.38%, 6/15/2027	964,000	1,017,926
3.38%, 12/1/2027	1,054,000	1,114,141
3.50%, 9/1/2025	791,000	836,823
3.75%, 2/1/2024	1,042,000	1,104,791
4.13%, 12/1/2021	993,000	1,032,005
4.38%, 3/1/2021	684,000	702,037
SITE Centers Corp.:
3.63%, 2/1/2025	506,000	520,244
4.25%, 2/1/2026 (a)	557,000	590,242
4.70%, 6/1/2027	830,000	908,808
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	700,000	713,916
SL Green Realty Corp. 4.50%, 12/1/2022	302,000	317,894
Spirit Realty L.P.:
3.20%, 1/15/2027	1,236,000	1,228,633
4.00%, 7/15/2029	475,000	496,309
4.45%, 9/15/2026	230,000	245,072
STORE Capital Corp.:
4.50%, 3/15/2028 (a)	395,000	425,719
4.63%, 3/15/2029	594,000	650,388

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tanger Properties L.P.:
3.13%, 9/1/2026 (a)	$390,000	$382,730
3.88%, 7/15/2027 (a)	303,000	308,487
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	350,000	365,593
Series GMTN, 3.50%, 1/15/2028	580,000	610,937
Series MTN, 2.95%, 9/1/2026	715,000	726,890
Series MTN, 3.20%, 1/15/2030	919,000	944,613
Series MTN, 3.50%, 7/1/2027	625,000	657,025
Series MTN, 3.75%, 7/1/2024	25,000	26,363
Series MTN, 4.00%, 10/1/2025	150,000	161,997
Ventas Realty L.P.:
2.65%, 1/15/2025 (a)	1,147,000	1,156,004
3.10%, 1/15/2023	511,000	523,545
3.13%, 6/15/2023	622,000	638,514
3.25%, 10/15/2026	389,000	398,336
3.50%, 4/15/2024	988,000	1,035,098
3.50%, 2/1/2025	876,000	917,347
3.75%, 5/1/2024	498,000	524,394
3.85%, 4/1/2027	550,000	582,637
4.00%, 3/1/2028	605,000	648,808
4.13%, 1/15/2026	380,000	411,069
4.40%, 1/15/2029	140,000	155,098
Ventas Realty L.P./Ventas Capital Corp. 3.25%, 8/15/2022	792,000	812,473
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	1,012,000	1,068,459
4.13%, 6/1/2021	354,000	362,209
4.60%, 2/6/2024	920,000	988,264
4.63%, 11/1/2025	657,000	717,070
4.88%, 6/1/2026	397,000	439,138
Vornado Realty L.P. 3.50%, 1/15/2025	509,000	524,413
Washington Real Estate Investment Trust 3.95%, 10/15/2022	125,000	129,351
Weingarten Realty Investors:
3.38%, 10/15/2022	701,000	717,424
3.50%, 4/15/2023	726,000	744,883
Welltower, Inc.:
3.63%, 3/15/2024	1,771,000	1,857,584
3.75%, 3/15/2023	949,000	992,939
3.95%, 9/1/2023	887,000	939,049
4.00%, 6/1/2025	1,050,000	1,122,019
4.13%, 3/15/2029	150,000	163,508
4.25%, 4/1/2026	635,000	691,007
4.25%, 4/15/2028	986,000	1,083,930
4.50%, 1/15/2024	1,108,000	1,196,086
Weyerhaeuser Co.:
3.25%, 3/15/2023	720,000	736,747
Security Description	Principal Amount	Value
4.63%, 9/15/2023	$626,000	$679,235
4.70%, 3/15/2021	741,000	761,459
6.95%, 10/1/2027	277,000	352,989
WP Carey, Inc.:
3.85%, 7/15/2029	893,000	945,062
4.00%, 2/1/2025	510,000	535,138
4.25%, 10/1/2026	300,000	321,327
4.60%, 4/1/2024	850,000	909,066
		227,991,698
RETAIL — 2.9%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	385,000	400,746
4.50%, 12/1/2023	715,000	771,621
AutoNation, Inc.:
3.35%, 1/15/2021	577,000	581,818
3.50%, 11/15/2024	510,000	518,746
3.80%, 11/15/2027	442,000	446,429
4.50%, 10/1/2025 (a)	913,000	969,588
AutoZone, Inc.:
2.88%, 1/15/2023	372,000	378,398
3.13%, 7/15/2023	475,000	488,086
3.13%, 4/18/2024	832,000	860,030
3.13%, 4/21/2026	1,077,000	1,113,952
3.25%, 4/15/2025	259,000	267,972
3.70%, 4/15/2022	820,000	849,536
3.75%, 6/1/2027	302,000	323,406
3.75%, 4/18/2029	776,000	831,872
4.00%, 11/15/2020	526,000	534,306
Best Buy Co., Inc.:
4.45%, 10/1/2028	707,000	767,682
5.50%, 3/15/2021	579,000	601,755
Costco Wholesale Corp.:
2.15%, 5/18/2021	1,707,000	1,713,862
2.25%, 2/15/2022	784,000	791,393
2.30%, 5/18/2022	941,000	951,097
2.75%, 5/18/2024	1,247,000	1,291,318
3.00%, 5/18/2027	952,000	1,006,207
Darden Restaurants, Inc. 3.85%, 5/1/2027	689,000	727,612
Dollar General Corp.:
3.25%, 4/15/2023	1,409,000	1,456,272
3.88%, 4/15/2027	790,000	847,607
4.13%, 5/1/2028 (a)	456,000	499,242
4.15%, 11/1/2025	717,000	780,928
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,520,000	1,577,395
4.00%, 5/15/2025	1,755,000	1,858,756
4.20%, 5/15/2028	1,291,000	1,388,032
Family Dollar Stores, Inc. 5.00%, 2/1/2021	72,000	74,135
Home Depot, Inc.:
2.00%, 4/1/2021	1,863,000	1,867,248
2.13%, 9/15/2026	1,464,000	1,457,485
2.63%, 6/1/2022	812,000	829,880
2.70%, 4/1/2023	1,238,000	1,273,951

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 9/14/2027	$1,469,000	$1,528,876
2.95%, 6/15/2029	1,354,000	1,420,590
3.00%, 4/1/2026	1,031,000	1,082,261
3.25%, 3/1/2022	864,000	894,430
3.35%, 9/15/2025	2,573,000	2,749,250
3.75%, 2/15/2024	1,333,000	1,432,895
3.90%, 12/6/2028	1,398,000	1,570,234
4.40%, 4/1/2021	843,000	869,900
Kohl's Corp.:
3.25%, 2/1/2023	440,000	446,477
4.25%, 7/17/2025 (a)	930,000	984,489
Lowe's Cos., Inc.:
2.50%, 4/15/2026	4,073,000	4,061,718
3.10%, 5/3/2027	1,543,000	1,591,620
3.12%, 4/15/2022	1,135,000	1,159,028
3.13%, 9/15/2024	435,000	450,386
3.38%, 9/15/2025	1,335,000	1,401,163
3.65%, 4/5/2029	1,210,000	1,293,466
3.75%, 4/15/2021	770,000	786,001
3.80%, 11/15/2021	688,000	708,344
3.88%, 9/15/2023 (a)	355,000	375,973
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	591,000	582,212
3.45%, 1/15/2021	377,000	378,712
3.63%, 6/1/2024	989,000	988,951
3.88%, 1/15/2022	783,000	797,055
4.38%, 9/1/2023 (a)	1,019,000	1,046,707
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	1,624,000	1,647,986
Series MTN, 2.63%, 9/1/2029	735,000	733,332
Series MTN, 2.75%, 12/9/2020	2,090,000	2,105,905
Series MTN, 3.25%, 6/10/2024	135,000	141,812
Series MTN, 3.35%, 4/1/2023	1,444,000	1,506,482
Series MTN, 3.38%, 5/26/2025	1,352,000	1,430,781
Series MTN, 3.50%, 3/1/2027	826,000	882,259
Series MTN, 3.63%, 5/20/2021	610,000	625,445
Series MTN, 3.70%, 1/30/2026	3,906,000	4,191,372
Series MTN, 3.80%, 4/1/2028	1,175,000	1,286,366
Nordstrom, Inc.:
4.00%, 10/15/2021	593,000	608,851
4.00%, 3/15/2027	773,000	787,818
6.95%, 3/15/2028 (a)	870,000	1,032,194
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	361,000	380,212
3.60%, 9/1/2027	511,000	544,792
3.80%, 9/1/2022	331,000	344,141
3.85%, 6/15/2023	375,000	393,739
3.90%, 6/1/2029	904,000	987,204
4.35%, 6/1/2028	807,000	901,467
4.63%, 9/15/2021	423,000	439,844
Security Description	Principal Amount	Value
4.88%, 1/14/2021	$402,000	$412,862
QVC, Inc.:
4.38%, 3/15/2023	578,000	597,935
4.45%, 2/15/2025	859,000	887,553
4.85%, 4/1/2024	853,000	900,333
5.13%, 7/2/2022	1,188,000	1,251,819
Starbucks Corp.:
2.10%, 2/4/2021	1,235,000	1,236,013
2.20%, 11/22/2020	852,000	853,380
2.45%, 6/15/2026	1,015,000	1,022,836
2.70%, 6/15/2022	414,000	420,732
3.10%, 3/1/2023	1,324,000	1,367,096
3.50%, 3/1/2028	559,000	600,031
3.55%, 8/15/2029	742,000	800,455
3.80%, 8/15/2025	1,121,000	1,212,193
3.85%, 10/1/2023	1,362,000	1,446,335
4.00%, 11/15/2028 (a)	1,013,000	1,128,229
Target Corp.:
2.50%, 4/15/2026	1,400,000	1,422,456
2.90%, 1/15/2022	1,414,000	1,451,909
3.38%, 4/15/2029	1,573,000	1,694,231
3.50%, 7/1/2024	941,000	1,007,011
TJX Cos., Inc.:
2.25%, 9/15/2026	1,371,000	1,366,942
2.50%, 5/15/2023	544,000	554,080
2.75%, 6/15/2021	1,367,000	1,385,208
Walgreen Co. 3.10%, 9/15/2022 (a)	1,789,000	1,831,775
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	1,382,000	1,413,772
3.45%, 6/1/2026	2,539,000	2,622,127
3.80%, 11/18/2024	2,224,000	2,344,808
Walmart, Inc.:
1.90%, 12/15/2020	1,901,000	1,902,502
2.35%, 12/15/2022	1,847,000	1,873,486
2.38%, 9/24/2029	1,814,000	1,830,888
2.55%, 4/11/2023	1,833,000	1,870,357
2.65%, 12/15/2024	2,206,000	2,273,151
2.85%, 7/8/2024	2,027,000	2,108,972
3.05%, 7/8/2026	1,129,000	1,195,837
3.13%, 6/23/2021	1,827,000	1,869,569
3.25%, 10/25/2020	223,000	226,189
3.25%, 7/8/2029	790,000	853,271
3.30%, 4/22/2024	3,134,000	3,310,570
3.40%, 6/26/2023	2,005,000	2,110,984
3.55%, 6/26/2025	1,975,000	2,131,736
3.70%, 6/26/2028	3,740,000	4,148,445
5.88%, 4/5/2027	685,000	854,702
		140,463,883
SAVINGS & LOANS — 0.0% (f)
People's United Financial, Inc. 3.65%, 12/6/2022	422,000	435,348

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 2.0%
Altera Corp. 4.10%, 11/15/2023	$895,000	$969,759
Analog Devices, Inc.:
2.50%, 12/5/2021	1,027,000	1,033,470
2.88%, 6/1/2023	602,000	613,944
2.95%, 1/12/2021	645,000	650,508
3.13%, 12/5/2023	913,000	939,797
3.50%, 12/5/2026	1,006,000	1,054,037
3.90%, 12/15/2025	1,119,000	1,199,870
Applied Materials, Inc.:
2.63%, 10/1/2020	726,000	729,928
3.30%, 4/1/2027	1,546,000	1,644,743
3.90%, 10/1/2025	836,000	910,504
4.30%, 6/15/2021	913,000	949,146
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	997,000	993,481
2.65%, 1/15/2023	1,495,000	1,494,507
3.00%, 1/15/2022	3,133,000	3,164,205
3.13%, 1/15/2025	1,548,000	1,536,467
3.50%, 1/15/2028	2,025,000	1,975,894
3.63%, 1/15/2024	3,106,000	3,174,549
3.88%, 1/15/2027	5,339,000	5,363,559
Broadcom, Inc.:
3.13%, 4/15/2021 (b)	2,399,000	2,422,438
3.13%, 10/15/2022 (b)	2,503,000	2,536,065
3.63%, 10/15/2024 (b)	2,695,000	2,742,971
4.25%, 4/15/2026 (b)	3,437,000	3,550,387
4.75%, 4/15/2029 (b)	3,516,000	3,715,006
Intel Corp.:
1.70%, 5/19/2021	804,000	802,287
2.35%, 5/11/2022	979,000	990,072
2.60%, 5/19/2026 (a)	1,060,000	1,090,019
2.70%, 12/15/2022 (a)	1,803,000	1,848,219
2.88%, 5/11/2024	2,666,000	2,765,682
3.10%, 7/29/2022	408,000	421,868
3.15%, 5/11/2027	1,335,000	1,422,669
3.30%, 10/1/2021	2,038,000	2,097,469
3.70%, 7/29/2025	3,490,000	3,783,858
KLA Corp.:
4.10%, 3/15/2029	1,016,000	1,120,750
4.13%, 11/1/2021	589,000	608,631
4.65%, 11/1/2024	1,656,000	1,822,908
Lam Research Corp.:
2.80%, 6/15/2021	803,000	812,443
3.75%, 3/15/2026	2,202,000	2,352,397
3.80%, 3/15/2025	97,000	104,136
4.00%, 3/15/2029	785,000	866,302
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	474,000	496,558
4.88%, 6/22/2028	586,000	648,503
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	310,000	317,989
3.45%, 6/15/2027	817,000	838,136
Security Description	Principal Amount	Value
Microchip Technology, Inc. 4.33%, 6/1/2023	$716,000	$751,070
Micron Technology, Inc.:
4.19%, 2/15/2027	1,081,000	1,110,814
4.64%, 2/6/2024	919,000	976,768
4.98%, 2/6/2026	1,162,000	1,251,428
5.33%, 2/6/2029	419,000	460,385
5.50%, 2/1/2025	562,000	578,276
NVIDIA Corp.:
2.20%, 9/16/2021	1,224,000	1,226,509
3.20%, 9/16/2026	1,837,000	1,929,805
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (b)	918,000	994,414
5.35%, 3/1/2026 (b)	1,456,000	1,635,889
5.55%, 12/1/2028 (b)	655,000	759,767
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
3.88%, 6/18/2026 (b)	898,000	942,451
4.30%, 6/18/2029 (b)	805,000	859,651
QUALCOMM, Inc.:
2.60%, 1/30/2023	2,407,000	2,445,416
2.90%, 5/20/2024	2,244,000	2,307,056
3.00%, 5/20/2022	1,615,000	1,656,441
3.25%, 5/20/2027	2,685,000	2,804,160
3.45%, 5/20/2025	1,747,000	1,845,478
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (b)	250,000	250,035
Texas Instruments, Inc.:
1.85%, 5/15/2022	702,000	700,694
2.25%, 5/1/2023	597,000	603,274
2.25%, 9/4/2029	1,327,000	1,309,139
2.63%, 5/15/2024	398,000	408,352
2.75%, 3/12/2021	371,000	375,196
2.90%, 11/3/2027	682,000	715,241
Xilinx, Inc.:
2.95%, 6/1/2024	990,000	1,016,997
3.00%, 3/15/2021	1,047,000	1,059,093
		99,549,930
SHIPBUILDING — 0.0% (f)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	1,115,000	1,169,011
SOFTWARE — 2.4%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	562,000	563,562
2.60%, 6/15/2022	910,000	919,109
3.40%, 9/15/2026	826,000	860,163
3.40%, 6/15/2027	857,000	891,983
Adobe, Inc. 3.25%, 2/1/2025	830,000	875,368
Autodesk, Inc.:
3.50%, 6/15/2027	1,090,000	1,128,008
3.60%, 12/15/2022	202,000	208,302
4.38%, 6/15/2025	715,000	773,258

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	$522,000	$540,849
CA, Inc.:
3.60%, 8/15/2022	809,000	824,865
4.70%, 3/15/2027	514,000	534,838
Cadence Design Systems, Inc. 4.38%, 10/15/2024	369,000	396,867
Citrix Systems, Inc. 4.50%, 12/1/2027	629,000	678,999
Electronic Arts, Inc.:
3.70%, 3/1/2021	1,221,000	1,247,252
4.80%, 3/1/2026	371,000	419,341
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	1,156,000	1,157,526
3.00%, 8/15/2026	1,608,000	1,655,356
3.50%, 4/15/2023	750,000	779,528
3.63%, 10/15/2020	1,513,000	1,533,864
3.75%, 5/21/2029	590,000	639,601
3.88%, 6/5/2024	499,000	531,166
4.50%, 10/15/2022	599,000	636,473
5.00%, 10/15/2025	1,124,000	1,274,200
Series 10Y, 4.25%, 5/15/2028	1,235,000	1,376,704
Fiserv, Inc.:
2.75%, 7/1/2024	2,725,000	2,773,914
3.20%, 7/1/2026	1,131,000	1,172,542
3.50%, 10/1/2022	853,000	885,738
3.50%, 7/1/2029	2,105,000	2,213,239
3.80%, 10/1/2023	2,695,000	2,851,337
3.85%, 6/1/2025	1,575,000	1,683,092
4.20%, 10/1/2028	1,665,000	1,840,258
4.75%, 6/15/2021	540,000	562,874
Microsoft Corp.:
1.55%, 8/8/2021	2,986,000	2,972,742
2.00%, 11/3/2020	2,581,000	2,584,897
2.00%, 8/8/2023	2,480,000	2,498,104
2.13%, 11/15/2022	360,000	364,640
2.38%, 2/12/2022	1,764,000	1,787,585
2.38%, 5/1/2023	2,866,000	2,920,741
2.40%, 2/6/2022	2,423,000	2,458,545
2.40%, 8/8/2026	3,924,000	3,997,418
2.65%, 11/3/2022	431,000	441,482
2.70%, 2/12/2025	3,779,000	3,921,128
2.88%, 2/6/2024	2,112,000	2,200,958
3.00%, 10/1/2020	731,000	738,866
3.13%, 11/3/2025	4,388,000	4,666,287
3.30%, 2/6/2027	3,245,000	3,500,284
3.63%, 12/15/2023	2,014,000	2,155,906
4.00%, 2/8/2021	665,000	684,664
Oracle Corp.:
1.90%, 9/15/2021	5,121,000	5,116,545
2.40%, 9/15/2023	3,176,000	3,215,637
2.50%, 5/15/2022	3,157,000	3,195,389
2.50%, 10/15/2022	3,332,000	3,381,080
2.63%, 2/15/2023	3,155,000	3,213,683
Security Description	Principal Amount	Value
2.65%, 7/15/2026	$3,154,000	$3,216,134
2.80%, 7/8/2021	2,180,000	2,214,575
2.95%, 11/15/2024	3,934,000	4,081,250
2.95%, 5/15/2025	2,131,000	2,212,894
3.25%, 11/15/2027	1,986,000	2,104,703
3.40%, 7/8/2024	2,769,000	2,919,384
3.63%, 7/15/2023	1,449,000	1,531,260
salesforce.com, Inc.:
3.25%, 4/11/2023	1,303,000	1,359,198
3.70%, 4/11/2028	2,173,000	2,383,260
VMware, Inc.:
2.95%, 8/21/2022	2,260,000	2,291,889
3.90%, 8/21/2027	1,706,000	1,754,877
		116,516,181
TELECOMMUNICATIONS — 2.8%
America Movil SAB de CV:
3.13%, 7/16/2022	2,209,000	2,261,906
3.63%, 4/22/2029 (a)	1,419,000	1,510,313
AT&T, Inc.:
2.63%, 12/1/2022	1,042,000	1,054,191
2.80%, 2/17/2021	4,719,000	4,759,631
2.95%, 7/15/2026	1,043,000	1,054,775
3.00%, 2/15/2022	827,000	843,755
3.00%, 6/30/2022	2,388,000	2,436,238
3.20%, 3/1/2022	1,760,000	1,803,349
3.40%, 6/15/2022	879,000	905,766
3.40%, 5/15/2025	5,738,000	5,987,660
3.55%, 6/1/2024	1,022,000	1,070,627
3.60%, 2/17/2023	2,064,000	2,152,030
3.60%, 7/15/2025	2,099,000	2,207,245
3.80%, 3/15/2022	1,547,000	1,607,287
3.80%, 3/1/2024	1,253,000	1,324,333
3.80%, 2/15/2027	1,849,000	1,956,519
3.88%, 8/15/2021	1,868,000	1,927,253
3.88%, 1/15/2026	715,000	760,424
3.90%, 3/11/2024	1,092,000	1,157,924
3.95%, 1/15/2025	1,230,000	1,312,594
4.00%, 1/15/2022	698,000	726,827
4.05%, 12/15/2023	2,666,000	2,851,074
4.10%, 2/15/2028	1,836,000	1,987,066
4.13%, 2/17/2026	2,354,000	2,541,049
4.25%, 3/1/2027	2,935,000	3,198,710
4.35%, 3/1/2029	3,066,000	3,390,536
4.45%, 5/15/2021	1,454,000	1,506,577
4.45%, 4/1/2024	1,968,000	2,129,770
4.60%, 2/15/2021	3,147,000	3,231,969
7.13%, 3/15/2026	151,000	182,985
British Telecommunications PLC:
4.50%, 12/4/2023	1,160,000	1,246,919
5.13%, 12/4/2028	844,000	965,916
Cisco Systems, Inc.:
1.85%, 9/20/2021	2,062,000	2,061,237
2.20%, 2/28/2021	2,484,000	2,496,047

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 9/20/2023	$1,394,000	$1,410,310
2.50%, 9/20/2026	1,255,000	1,290,429
2.60%, 2/28/2023	996,000	1,019,635
2.90%, 3/4/2021	228,000	231,425
2.95%, 2/28/2026	1,287,000	1,358,017
3.00%, 6/15/2022	1,429,000	1,473,313
3.50%, 6/15/2025	927,000	1,001,688
3.63%, 3/4/2024	1,415,000	1,517,474
Corning, Inc. 2.90%, 5/15/2022	675,000	689,270
Juniper Networks, Inc.:
3.75%, 8/15/2029	943,000	948,686
4.35%, 6/15/2025 (a)	311,000	332,605
4.50%, 3/15/2024	965,000	1,035,734
Motorola Solutions, Inc.:
3.50%, 3/1/2023	725,000	747,308
3.75%, 5/15/2022	383,000	396,983
4.00%, 9/1/2024	899,000	946,350
4.60%, 2/23/2028	764,000	824,952
4.60%, 5/23/2029	1,100,000	1,198,791
Orange SA 4.13%, 9/14/2021	1,526,000	1,587,818
Rogers Communications, Inc.:
2.90%, 11/15/2026	615,000	629,840
3.00%, 3/15/2023	507,000	518,326
3.63%, 12/15/2025	660,000	702,676
4.10%, 10/1/2023	1,596,000	1,701,256
Telefonica Emisiones SA:
4.10%, 3/8/2027	1,885,000	2,052,765
4.57%, 4/27/2023	1,014,000	1,092,139
Telefonica Emisiones SAU 5.46%, 2/16/2021	1,664,000	1,736,384
TELUS Corp.:
2.80%, 2/16/2027	322,000	323,562
3.70%, 9/15/2027	700,000	747,796
Verizon Communications, Inc.:
2.45%, 11/1/2022	1,098,000	1,112,076
2.63%, 8/15/2026	3,180,000	3,223,566
2.95%, 3/15/2022	1,317,000	1,347,436
3.13%, 3/16/2022	1,832,000	1,884,047
3.38%, 2/15/2025	3,148,000	3,321,234
3.45%, 3/15/2021	749,000	764,864
3.50%, 11/1/2024	3,852,000	4,077,188
3.88%, 2/8/2029	1,430,000	1,570,312
4.13%, 3/16/2027	4,334,000	4,783,479
4.15%, 3/15/2024	550,000	593,197
4.33%, 9/21/2028	3,598,000	4,076,966
4.60%, 4/1/2021	1,574,000	1,632,868
5.15%, 9/15/2023	3,715,000	4,155,525
Vodafone Group PLC:
3.75%, 1/16/2024	3,829,000	4,032,128
4.13%, 5/30/2025 (a)	3,366,000	3,638,309
4.38%, 5/30/2028	2,880,000	3,182,198
		137,521,427
Security Description	Principal Amount	Value
TEXTILES — 0.1%
Mohawk Industries, Inc. 3.85%, 2/1/2023 (a)	$3,953,000	$4,125,193
TOYS/GAMES/HOBBIES — 0.0% (f)
Hasbro, Inc.:
3.15%, 5/15/2021	527,000	529,830
3.50%, 9/15/2027	1,097,000	1,119,532
		1,649,362
TRANSPORTATION — 1.5%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (c)	412,000	454,852
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	452,000	466,030
3.00%, 4/1/2025	793,000	826,917
3.05%, 3/15/2022	1,097,000	1,124,107
3.05%, 9/1/2022	796,000	820,891
3.25%, 6/15/2027	756,000	806,894
3.40%, 9/1/2024	506,000	535,277
3.45%, 9/15/2021	1,089,000	1,115,256
3.65%, 9/1/2025	474,000	511,830
3.75%, 4/1/2024	751,000	800,303
3.85%, 9/1/2023	1,482,000	1,581,798
7.00%, 12/15/2025	154,000	193,284
Canadian National Railway Co.:
2.75%, 3/1/2026	517,000	532,918
2.85%, 12/15/2021	689,000	699,018
2.95%, 11/21/2024	460,000	477,015
6.90%, 7/15/2028	918,000	1,230,423
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	1,129,000	1,159,720
4.00%, 6/1/2028	605,000	674,690
4.45%, 3/15/2023	407,000	436,284
4.50%, 1/15/2022	60,000	62,947
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	894,000	988,862
CSX Corp.:
2.60%, 11/1/2026	784,000	792,867
3.25%, 6/1/2027	1,338,000	1,407,977
3.35%, 11/1/2025	1,106,000	1,165,757
3.40%, 8/1/2024	457,000	481,093
3.70%, 11/1/2023	669,000	706,477
3.80%, 3/1/2028	1,528,000	1,665,963
4.25%, 6/1/2021	592,000	608,600
4.25%, 3/15/2029	899,000	1,016,454
FedEx Corp.:
2.63%, 8/1/2022	851,000	860,259
3.10%, 8/5/2029	1,655,000	1,644,954
3.20%, 2/1/2025	689,000	712,502
3.25%, 4/1/2026	507,000	522,707
3.30%, 3/15/2027	849,000	870,132
3.40%, 1/14/2022	892,000	914,603
3.40%, 2/15/2028 (a)	741,000	760,370

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/15/2024	$374,000	$397,760
4.20%, 10/17/2028 (a)	482,000	524,594
JB Hunt Transport Services, Inc.:
3.30%, 8/15/2022	354,000	362,800
3.88%, 3/1/2026	1,144,000	1,212,674
Kansas City Southern 3.00%, 5/15/2023	1,322,000	1,353,517
Kirby Corp. 4.20%, 3/1/2028	552,000	587,659
Norfolk Southern Corp.:
2.90%, 2/15/2023	878,000	897,878
2.90%, 6/15/2026	992,000	1,022,484
3.00%, 4/1/2022	402,000	409,899
3.15%, 6/1/2027	565,000	591,742
3.25%, 12/1/2021	674,000	688,161
3.65%, 8/1/2025	630,000	674,094
3.80%, 8/1/2028 (a)	932,000	1,029,459
3.85%, 1/15/2024	220,000	234,139
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	612,000	611,719
Series MTN, 2.50%, 9/1/2022	605,000	609,156
Series MTN, 2.50%, 9/1/2024	2,555,000	2,564,249
Series MTN, 2.80%, 3/1/2022	490,000	496,179
Series MTN, 2.88%, 6/1/2022	465,000	472,431
Series MTN, 3.40%, 3/1/2023	400,000	413,336
Series MTN, 3.45%, 11/15/2021	50,000	51,145
Series MTN, 3.50%, 6/1/2021	491,000	501,149
Series MTN, 3.65%, 3/18/2024	825,000	867,273
Series MTN, 3.75%, 6/9/2023	1,050,000	1,100,978
Series MTN, 3.88%, 12/1/2023	520,000	550,862
Union Pacific Corp.:
2.75%, 4/15/2023	1,051,000	1,072,504
2.75%, 3/1/2026	720,000	731,412
2.95%, 3/1/2022	679,000	694,705
2.95%, 1/15/2023	950,000	973,171
3.00%, 4/15/2027	496,000	513,544
3.15%, 3/1/2024	400,000	415,224
3.20%, 6/8/2021	771,000	784,978
3.25%, 1/15/2025	1,336,000	1,400,756
3.25%, 8/15/2025	621,000	650,547
3.50%, 6/8/2023	749,000	783,656
3.65%, 2/15/2024	724,000	764,146
3.70%, 3/1/2029	1,210,000	1,317,932
3.75%, 3/15/2024	1,012,000	1,072,113
3.75%, 7/15/2025	1,355,000	1,458,522
3.95%, 9/10/2028	1,444,000	1,594,912
4.00%, 2/1/2021	179,000	182,707
4.16%, 7/15/2022	1,280,000	1,346,381
United Parcel Service, Inc.:
2.05%, 4/1/2021	692,000	692,152
2.20%, 9/1/2024	921,000	923,956
2.35%, 5/16/2022	1,359,000	1,372,087
2.40%, 11/15/2026	581,000	583,063
Security Description	Principal Amount	Value
2.45%, 10/1/2022	$1,042,000	$1,057,390
2.50%, 4/1/2023	1,086,000	1,100,911
2.50%, 9/1/2029	822,000	818,490
2.80%, 11/15/2024	668,000	688,367
3.05%, 11/15/2027	815,000	854,145
3.13%, 1/15/2021	1,183,000	1,199,728
3.40%, 3/15/2029	1,426,000	1,526,390
		74,429,257
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	200,000	203,820
3.25%, 9/15/2026	350,000	356,370
3.50%, 3/15/2028	1,288,000	1,322,905
3.85%, 3/30/2027	493,000	517,660
4.35%, 2/15/2024	710,000	758,670
4.55%, 11/7/2028	500,000	553,755
4.85%, 6/1/2021	175,000	182,432
		3,895,612
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	613,000	628,074
3.40%, 3/1/2025	460,000	482,048
3.45%, 6/1/2029	907,000	965,383
3.75%, 9/1/2028	844,000	916,829
3.85%, 3/1/2024	452,000	479,585
Aqua America, Inc. 3.57%, 5/1/2029	774,000	824,937
United Utilities PLC 6.88%, 8/15/2028	448,000	553,486
		4,850,342
TOTAL CORPORATE BONDS & NOTES (Cost $4,744,348,779)		4,863,683,951
	Shares
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (g) (h)	32,453,481	32,456,727
State Street Navigator Securities Lending Portfolio III (i) (j)	43,477,663	43,477,663
TOTAL SHORT-TERM INVESTMENTS (Cost $75,934,139)		75,934,390
TOTAL INVESTMENTS — 100.4% (Cost $4,820,282,918)		4,939,618,341
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(19,587,398)
NET ASSETS — 100.0%		$4,920,030,943

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,863,683,951	$—	$4,863,683,951
Short-Term Investments	75,934,390	—	—	75,934,390
TOTAL INVESTMENTS	$75,934,390	$4,863,683,951	$—	$4,939,618,341
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$102,746,830	$70,289,433	$(921)	$251	32,453,481	$32,456,727	$19,399
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,726,093	3,726,093	87,093,711	90,819,804	—	—	—	—	26,352
State Street Navigator Securities Lending Portfolio III	21,334,763	21,334,763	85,353,983	63,211,083	—	—	43,477,663	43,477,663	25,901
Total		$25,060,856	$275,194,524	$224,320,320	$(921)	$251		$75,934,390	$71,652
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$110,000	$131,457
AEROSPACE & DEFENSE — 2.1%
Boeing Co.:
3.25%, 2/1/2035	200,000	207,760
3.38%, 6/15/2046	25,000	25,115
3.50%, 3/1/2039	325,000	341,117
3.55%, 3/1/2038	15,000	15,870
3.60%, 5/1/2034	265,000	287,541
3.63%, 3/1/2048	55,000	57,829
3.65%, 3/1/2047	86,000	90,759
3.75%, 2/1/2050	300,000	324,552
3.83%, 3/1/2059	100,000	106,628
3.85%, 11/1/2048	125,000	136,134
3.90%, 5/1/2049	200,000	219,784
3.95%, 8/1/2059	300,000	330,987
5.88%, 2/15/2040	95,000	128,665
6.13%, 2/15/2033	164,000	218,709
6.63%, 2/15/2038	231,000	333,125
6.88%, 3/15/2039	15,000	22,272
General Dynamics Corp. 3.60%, 11/15/2042	95,000	105,685
Harris Corp.:
4.85%, 4/27/2035	150,000	177,283
5.05%, 4/27/2045	115,000	144,172
6.15%, 12/15/2040	93,000	127,161
Lockheed Martin Corp.:
3.60%, 3/1/2035	56,000	60,549
3.80%, 3/1/2045	435,000	484,781
4.07%, 12/15/2042	379,000	436,555
4.09%, 9/15/2052	627,000	737,333
4.50%, 5/15/2036	275,000	327,789
4.70%, 5/15/2046	273,000	345,738
5.72%, 6/1/2040	26,000	35,347
Series B, 6.15%, 9/1/2036	227,000	314,720
Northrop Grumman Corp.:
3.85%, 4/15/2045	194,000	212,153
4.03%, 10/15/2047	698,000	790,625
4.75%, 6/1/2043	237,000	290,315
5.05%, 11/15/2040	126,000	155,657
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	58,000	84,215
Raytheon Co.:
4.20%, 12/15/2044	82,000	96,694
4.70%, 12/15/2041	132,000	164,361
4.88%, 10/15/2040	218,000	275,480
Rockwell Collins, Inc.:
4.35%, 4/15/2047	220,000	256,771
4.80%, 12/15/2043	380,000	457,277
United Technologies Corp.:
3.75%, 11/1/2046	325,000	356,050
Security Description	Principal Amount	Value
4.05%, 5/4/2047	$15,000	$17,209
4.15%, 5/15/2045	450,000	517,360
4.45%, 11/16/2038	204,000	243,456
4.50%, 6/1/2042	746,000	893,074
4.63%, 11/16/2048	577,000	719,363
5.40%, 5/1/2035	234,000	298,008
5.70%, 4/15/2040	518,000	692,260
6.05%, 6/1/2036	198,000	267,932
6.13%, 7/15/2038	132,000	182,803
7.50%, 9/15/2029	366,000	514,988
		13,630,011
AGRICULTURE — 1.5%
Altria Group, Inc.:
3.88%, 9/16/2046	341,000	312,881
4.25%, 8/9/2042	333,000	322,604
4.50%, 5/2/2043	136,000	135,641
5.38%, 1/31/2044	846,000	941,217
5.80%, 2/14/2039	365,000	422,780
5.95%, 2/14/2049	958,000	1,125,755
6.20%, 2/14/2059	125,000	146,275
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	149,000	164,866
4.02%, 4/16/2043	526,000	605,673
4.50%, 3/15/2049	150,000	187,304
4.54%, 3/26/2042	120,000	146,393
5.38%, 9/15/2035	105,000	134,684
BAT Capital Corp.:
4.39%, 8/15/2037	331,000	320,759
4.54%, 8/15/2047	467,000	448,035
4.76%, 9/6/2049	200,000	196,688
Philip Morris International, Inc.:
3.88%, 8/21/2042	219,000	225,482
4.13%, 3/4/2043	328,000	350,698
4.25%, 11/10/2044	174,000	189,985
4.38%, 11/15/2041	344,000	377,846
4.50%, 3/20/2042	485,000	542,987
4.88%, 11/15/2043	230,000	270,581
6.38%, 5/16/2038	312,000	428,981
Reynolds American, Inc.:
5.70%, 8/15/2035	261,000	291,117
5.85%, 8/15/2045	683,000	755,418
6.15%, 9/15/2043	346,000	390,440
7.25%, 6/15/2037	285,000	360,072
		9,795,162
AIRLINES — 0.2%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	3,008	3,163
American Airlines 2015-2 Pass Through Trust Series AA, Class AA, 3.60%, 3/22/2029	1,668	1,756

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	$88,258	$92,039
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	32,449	33,150
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	6,279	6,383
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	71,853	76,131
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	197,688	203,635
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	75,000	76,961
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	56,812	60,741
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	21,661	22,574
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	110,148	115,421
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	160,000	173,798
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	190,000	190,788
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	6,186	6,500
		1,063,040
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046	209,000	221,437
3.63%, 5/1/2043	141,000	154,313
3.88%, 11/1/2045	308,000	351,964
VF Corp. 6.45%, 11/1/2037	51,000	72,687
		800,401
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.8%
Daimler Finance North America LLC 8.50%, 1/18/2031	$535,000	$796,492
Ford Motor Co.:
4.75%, 1/15/2043	246,000	214,025
5.29%, 12/8/2046	128,000	118,465
7.40%, 11/1/2046	73,000	82,760
7.45%, 7/16/2031	1,132,000	1,298,099
General Motors Co.:
5.00%, 4/1/2035	422,000	423,228
5.15%, 4/1/2038	278,000	280,057
5.20%, 4/1/2045	160,000	157,848
5.40%, 4/1/2048	655,000	658,753
5.95%, 4/1/2049	155,000	165,923
6.25%, 10/2/2043	201,000	219,564
6.60%, 4/1/2036	418,000	481,189
6.75%, 4/1/2046	259,000	297,850
		5,194,253
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 5.40%, 3/15/2049	100,000	114,031
BorgWarner, Inc. 4.38%, 3/15/2045	131,000	134,507
Lear Corp. 5.25%, 5/15/2049	205,000	210,199
		458,737
BANKS — 8.4%
Bank of America Corp.:
6.11%, 1/29/2037	756,000	989,173
7.75%, 5/14/2038	632,000	963,023
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	215,000	240,415
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	436,000	498,701
Series L, 4.75%, 4/21/2045	118,000	141,700
Series MTN, 4.88%, 4/1/2044	130,000	162,466
Series MTN, 5.00%, 1/21/2044	184,000	232,942
Series MTN, 5.88%, 2/7/2042	450,000	623,898
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (b)	550,000	613,542
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	834,000	982,027
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	1,165,000	1,384,929
Bank of America NA Series BKNT, 6.00%, 10/15/2036	450,000	616,815
Barclays PLC:
4.95%, 1/10/2047	291,000	319,498
5.25%, 8/17/2045	750,000	852,083

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Citigroup, Inc.:
4.65%, 7/30/2045	$559,000	$673,070
4.65%, 7/23/2048	904,000	1,106,270
4.75%, 5/18/2046	826,000	963,901
5.30%, 5/6/2044	126,000	156,810
5.88%, 2/22/2033	81,000	99,761
5.88%, 1/30/2042	4,000	5,452
6.00%, 10/31/2033	346,000	433,586
6.13%, 8/25/2036	448,000	580,017
6.63%, 6/15/2032	225,000	294,820
6.68%, 9/13/2043	440,000	635,545
8.13%, 7/15/2039	496,000	812,071
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b)	182,000	198,469
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	685,000	860,620
5.75%, 12/1/2043	251,000	334,603
Series MTN, 5.25%, 5/24/2041	434,000	594,810
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	550,000	672,859
Fifth Third Bancorp 8.25%, 3/1/2038	451,000	688,479
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	237,000	261,406
Series BKNT, 4.63%, 2/13/2047	100,000	114,296
Goldman Sachs Capital I 6.35%, 2/15/2034	236,000	302,469
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	791,000	948,615
5.15%, 5/22/2045	635,000	753,809
6.13%, 2/15/2033	23,000	30,543
6.25%, 2/1/2041	467,000	646,048
6.45%, 5/1/2036	104,000	134,853
6.75%, 10/1/2037	1,588,000	2,141,132
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	996,000	1,071,168
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	879,000	989,156
Series MTN, 4.80%, 7/8/2044	514,000	613,952
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	95,000	119,127
Series BKNT, 5.88%, 11/1/2034	234,000	300,868
Series BKNT, 7.00%, 1/15/2039	337,000	486,685
HSBC Holdings PLC:
5.25%, 3/14/2044	364,000	450,206
6.10%, 1/14/2042	225,000	320,481
6.50%, 5/2/2036	748,000	994,331
6.50%, 9/15/2037	723,000	970,852
6.80%, 6/1/2038	449,000	623,746
7.63%, 5/17/2032	71,000	100,254
HSBC USA, Inc. 7.20%, 7/15/2097	87,000	135,230
JPMorgan Chase & Co.:
4.85%, 2/1/2044	512,000	641,674
4.95%, 6/1/2045	413,000	511,368
Security Description	Principal Amount	Value
5.40%, 1/6/2042	$300,000	$394,521
5.50%, 10/15/2040	336,000	445,284
5.60%, 7/15/2041	433,000	585,633
5.63%, 8/16/2043	340,000	448,215
6.40%, 5/15/2038	1,093,000	1,553,765
8.75%, 9/1/2030	25,000	37,024
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	684,000	758,289
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	760,000	833,462
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	869,000	970,551
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	662,000	743,909
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	652,000	760,212
KeyCorp. Series MTN, 2.55%, 10/1/2029	300,000	294,039
Lloyds Banking Group PLC:
4.34%, 1/9/2048	412,000	420,248
5.30%, 12/1/2045	255,000	296,580
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	355,000	381,543
4.15%, 3/7/2039	348,000	394,994
4.29%, 7/26/2038	245,000	282,970
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (b)	200,000	199,910
Morgan Stanley:
4.30%, 1/27/2045	1,236,000	1,427,531
4.38%, 1/22/2047	730,000	857,064
6.38%, 7/24/2042	549,000	796,039
7.25%, 4/1/2032	168,000	239,378
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (b)	300,000	348,090
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (b)	572,000	625,951
Regions Financial Corp. 7.38%, 12/10/2037	189,000	269,140
Wachovia Corp.:
5.50%, 8/1/2035	352,000	439,528
7.57%, 8/1/2026 (c) (d)	38,000	48,023
Wells Fargo & Co.:
3.90%, 5/1/2045	258,000	290,407
5.38%, 2/7/2035	270,000	344,307
5.38%, 11/2/2043	600,000	752,532
5.61%, 1/15/2044	1,064,000	1,375,582
Series GMTN, 4.90%, 11/17/2045	775,000	923,521
Series MTN, 4.40%, 6/14/2046	657,000	736,011
Series MTN, 4.65%, 11/4/2044	652,000	752,682
Series MTN, 4.75%, 12/7/2046	662,000	780,061
Wells Fargo Bank NA:
5.95%, 8/26/2036	209,000	276,841
Series BKNT, 5.85%, 2/1/2037	210,000	277,574

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 6.60%, 1/15/2038	$209,000	$297,545
Wells Fargo Capital X 5.95%, 12/1/2086	336,000	411,758
Westpac Banking Corp.:
4.42%, 7/24/2039 (c)	180,000	198,014
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b)	150,000	156,546
		53,819,898
BEVERAGES — 3.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,085,000	1,251,027
4.90%, 2/1/2046	2,458,000	2,932,664
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	18,000	18,974
4.63%, 2/1/2044	368,000	418,953
4.70%, 2/1/2036 (c)	173,000	198,902
4.90%, 2/1/2046	851,000	1,004,742
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	7,000	7,222
4.38%, 4/15/2038	120,000	134,939
4.44%, 10/6/2048	1,180,000	1,332,975
4.60%, 4/15/2048	599,000	689,191
4.75%, 4/15/2058	312,000	365,286
4.90%, 1/23/2031	477,000	567,487
4.95%, 1/15/2042	879,000	1,041,703
5.45%, 1/23/2039	998,000	1,264,406
5.55%, 1/23/2049	1,288,000	1,684,253
5.80%, 1/23/2059	490,000	667,576
5.88%, 6/15/2035	180,000	222,129
8.00%, 11/15/2039	217,000	341,233
8.20%, 1/15/2039	244,000	388,843
Brown-Forman Corp. 4.00%, 4/15/2038	179,000	203,528
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	116,000	146,963
Constellation Brands, Inc.:
4.50%, 5/9/2047	225,000	253,985
5.25%, 11/15/2048	177,000	221,786
Diageo Capital PLC:
3.88%, 4/29/2043	126,000	143,142
5.88%, 9/30/2036	116,000	159,260
Diageo Investment Corp.:
4.25%, 5/11/2042	263,000	310,695
7.45%, 4/15/2035	183,000	278,564
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	223,000	254,280
Keurig Dr Pepper, Inc.:
4.42%, 12/15/2046	155,000	166,592
4.50%, 11/15/2045	100,000	107,979
4.99%, 5/25/2038	223,000	259,831
Security Description	Principal Amount	Value
5.09%, 5/25/2048	$90,000	$107,217
Molson Coors Brewing Co.:
4.20%, 7/15/2046	507,000	511,964
5.00%, 5/1/2042	292,000	321,971
PepsiCo, Inc.:
3.38%, 7/29/2049	140,000	149,156
3.45%, 10/6/2046	584,000	627,555
3.60%, 8/13/2042	132,000	144,330
4.00%, 3/5/2042	377,000	433,882
4.00%, 5/2/2047	497,000	583,070
4.25%, 10/22/2044	150,000	178,493
4.45%, 4/14/2046	426,000	527,175
4.60%, 7/17/2045	292,000	365,797
		20,989,720
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
4.40%, 5/1/2045	369,000	415,095
4.56%, 6/15/2048	100,000	115,421
4.66%, 6/15/2051	1,222,000	1,423,288
4.95%, 10/1/2041	69,000	82,303
5.15%, 11/15/2041	476,000	576,855
5.65%, 6/15/2042	346,000	434,701
5.75%, 3/15/2040	225,000	287,995
6.38%, 6/1/2037	301,000	405,974
6.40%, 2/1/2039	51,000	69,067
Baxalta, Inc. 5.25%, 6/23/2045	172,000	222,337
Biogen, Inc. 5.20%, 9/15/2045	571,000	675,636
Celgene Corp.:
4.35%, 11/15/2047	806,000	942,835
4.55%, 2/20/2048	377,000	453,637
4.63%, 5/15/2044	404,000	480,481
5.00%, 8/15/2045	614,000	767,469
5.25%, 8/15/2043	55,000	68,500
Genentech, Inc. 5.25%, 7/15/2035	153,000	195,782
Gilead Sciences, Inc.:
4.00%, 9/1/2036	142,000	158,385
4.15%, 3/1/2047	896,000	996,334
4.50%, 2/1/2045	1,036,000	1,197,088
4.60%, 9/1/2035	226,000	267,742
4.75%, 3/1/2046	657,000	787,901
4.80%, 4/1/2044	364,000	435,741
5.65%, 12/1/2041	74,000	96,870
		11,557,437
BUILDING MATERIALS — 0.3%
Johnson Controls International PLC:
4.50%, 2/15/2047	339,000	372,470
4.63%, 7/2/2044	35,000	38,245
4.95%, 7/2/2064 (d)	53,000	56,033
6.00%, 1/15/2036	61,000	75,104

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Martin Marietta Materials, Inc. 4.25%, 12/15/2047 (c)	$190,000	$191,841
Masco Corp. 4.50%, 5/15/2047	300,000	303,264
Owens Corning:
4.30%, 7/15/2047	237,000	213,490
4.40%, 1/30/2048	290,000	267,113
7.00%, 12/1/2036	26,000	32,111
Vulcan Materials Co.:
4.50%, 6/15/2047	325,000	349,404
4.70%, 3/1/2048	48,000	52,569
		1,951,644
CHEMICALS — 1.7%
Albemarle Corp. 5.45%, 12/1/2044	137,000	154,815
Dow Chemical Co 5.55%, 11/30/2048 (e)	55,000	66,783
Dow Chemical Co.:
4.25%, 10/1/2034	120,000	127,160
4.38%, 11/15/2042	301,000	312,742
4.63%, 10/1/2044	143,000	153,236
4.80%, 5/15/2049 (e)	185,000	204,207
7.38%, 11/1/2029	332,000	438,014
9.40%, 5/15/2039	293,000	473,992
DowDuPont, Inc.:
5.32%, 11/15/2038	550,000	672,430
5.42%, 11/15/2048	663,000	839,464
Eastman Chemical Co.:
4.65%, 10/15/2044	282,000	305,727
4.80%, 9/1/2042	408,000	445,899
Ecolab, Inc. 5.50%, 12/8/2041	199,000	266,533
FMC Corp.:
3.45%, 10/1/2029	200,000	203,300
4.50%, 10/1/2049	200,000	209,292
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	152,000	156,856
5.00%, 9/26/2048	159,000	181,386
Lubrizol Corp. 6.50%, 10/1/2034	146,000	206,901
LYB International Finance B.V.:
4.88%, 3/15/2044	405,000	442,256
5.25%, 7/15/2043	349,000	397,500
LYB International Finance III LLC 4.20%, 10/15/2049 (f)	125,000	124,895
LyondellBasell Industries NV 4.63%, 2/26/2055	302,000	311,081
Methanex Corp.:
5.25%, 12/15/2029	300,000	302,169
5.65%, 12/1/2044	121,000	116,158
Mosaic Co.:
4.88%, 11/15/2041	130,000	129,623
5.45%, 11/15/2033	97,000	109,692
5.63%, 11/15/2043	152,000	167,626
Security Description	Principal Amount	Value
Nutrien, Ltd.:
4.13%, 3/15/2035	$55,000	$57,115
4.90%, 6/1/2043	190,000	211,191
5.00%, 4/1/2049	235,000	274,144
5.25%, 1/15/2045	68,000	79,485
5.63%, 12/1/2040	175,000	209,309
5.88%, 12/1/2036	15,000	18,286
6.13%, 1/15/2041	381,000	472,307
7.13%, 5/23/2036	15,000	20,023
Praxair, Inc. 3.55%, 11/7/2042	162,000	173,228
Rohm & Haas Co. 7.85%, 7/15/2029	210,000	281,350
RPM International, Inc.:
4.25%, 1/15/2048	70,000	68,516
5.25%, 6/1/2045	162,000	178,897
Sherwin-Williams Co.:
3.80%, 8/15/2049	125,000	126,824
4.00%, 12/15/2042	395,000	408,446
4.50%, 6/1/2047	327,000	366,629
4.55%, 8/1/2045	191,000	211,487
Westlake Chemical Corp.:
4.38%, 11/15/2047	105,000	103,073
5.00%, 8/15/2046	159,000	170,667
		10,950,714
COMMERCIAL SERVICES — 1.0%
American University Series 2019, 3.67%, 4/1/2049	145,000	159,842
Boston University Series CC, 4.06%, 10/1/2048	25,000	30,123
California Institute of Technology:
4.32%, 8/1/2045	60,000	76,852
4.70%, 11/1/2111	184,000	238,919
Cleveland Clinic Foundation 4.86%, 1/1/2114	180,000	234,761
Ecolab, Inc. 3.95%, 12/1/2047	65,000	74,389
George Washington University:
4.87%, 9/15/2045	81,000	105,640
Series 2014, 4.30%, 9/15/2044	240,000	288,355
Series 2018, 4.13%, 9/15/2048	91,000	108,035
Georgetown University:
Series A, 5.22%, 10/1/2118	75,000	104,946
Series B, 4.32%, 4/1/2049	100,000	124,473
Global Payments, Inc. 4.15%, 8/15/2049	200,000	210,818
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	61,000	74,484
Massachusetts Institute of Technology:
3.89%, 7/1/2116	109,000	129,053
4.68%, 7/1/2114	261,000	366,695
5.60%, 7/1/2111	291,000	490,510

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Moody's Corp. 4.88%, 12/17/2048	$235,000	$290,211
Northwestern University Series 2017, 3.66%, 12/1/2057	252,000	291,950
PayPal Holdings, Inc. 2.85%, 10/1/2029	190,000	191,417
President & Fellows of Harvard College 4.88%, 10/15/2040	117,000	157,058
President and Fellows of Harvard College:
3.15%, 7/15/2046	116,000	123,977
3.30%, 7/15/2056	209,000	225,971
Princeton University 5.70%, 3/1/2039	102,000	144,904
S&P Global, Inc.:
4.50%, 5/15/2048	150,000	188,951
6.55%, 11/15/2037	167,000	240,370
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	200,000	220,354
University of Chicago 4.00%, 10/1/2053	260,000	316,880
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	53,000	58,285
Series 2017, 3.39%, 2/15/2048	171,000	190,008
University of Pennsylvania 4.67%, 9/1/2112	14,000	19,277
University of Southern California:
3.03%, 10/1/2039	404,000	414,783
5.25%, 10/1/2111	7,000	10,451
Series 2017, 3.84%, 10/1/2047	42,000	49,536
Verisk Analytics, Inc. 5.50%, 6/15/2045	101,000	125,083
William Marsh Rice University 3.57%, 5/15/2045	227,000	252,914
		6,330,275
COMPUTERS — 2.2%
Apple, Inc.:
2.95%, 9/11/2049	135,000	132,461
3.45%, 2/9/2045	1,169,000	1,240,438
3.75%, 9/12/2047	699,000	778,078
3.75%, 11/13/2047	327,000	365,785
3.85%, 5/4/2043	977,000	1,095,383
3.85%, 8/4/2046	456,000	514,605
4.25%, 2/9/2047	483,000	575,750
4.38%, 5/13/2045	495,000	598,925
4.45%, 5/6/2044	447,000	543,293
4.50%, 2/23/2036	319,000	389,014
4.65%, 2/23/2046	748,000	940,326
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029 (e)	391,000	426,311
8.10%, 7/15/2036 (e)	255,000	325,005
8.35%, 7/15/2046 (e)	1,025,000	1,353,195
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	197,000	233,506
Security Description	Principal Amount	Value
6.35%, 10/15/2045	$507,000	$592,090
HP, Inc. 6.00%, 9/15/2041	576,000	656,266
International Business Machines Corp.:
4.00%, 6/20/2042	288,000	317,399
4.15%, 5/15/2039	548,000	625,871
4.25%, 5/15/2049	944,000	1,088,876
4.70%, 2/19/2046 (c)	270,000	327,729
5.60%, 11/30/2039	230,000	305,261
5.88%, 11/29/2032	154,000	204,222
6.22%, 8/1/2027	30,000	37,600
6.50%, 1/15/2028	30,000	38,350
7.13%, 12/1/2096	150,000	231,037
		13,936,776
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047 (c)	105,000	121,817
Series MTN, 4.00%, 8/15/2045	168,000	199,828
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	19,000	22,647
4.38%, 6/15/2045	100,000	121,407
6.00%, 5/15/2037	180,000	247,127
Procter & Gamble Co.:
3.50%, 10/25/2047	54,000	61,153
5.50%, 2/1/2034	277,000	377,341
5.55%, 3/5/2037 (c)	165,000	229,926
5.80%, 8/15/2034	76,000	107,242
Unilever Capital Corp. 5.90%, 11/15/2032	206,000	280,928
		1,769,416
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	223,000	231,971
4.20%, 5/15/2047	30,000	33,534
4.60%, 6/15/2045	314,000	368,134
		633,639
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Air Lease Corp. 3.25%, 10/1/2029	350,000	345,796
American Express Co. 4.05%, 12/3/2042	298,000	345,647
Brookfield Finance, Inc. 4.70%, 9/20/2047	192,000	210,851
CME Group, Inc. 5.30%, 9/15/2043	317,000	430,600
Credit Suisse USA, Inc. 7.13%, 7/15/2032	134,000	194,868
GE Capital International Funding Co. 4.42%, 11/15/2035	2,299,000	2,411,605

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	$341,000	$406,206
Invesco Finance PLC 5.38%, 11/30/2043	94,000	113,259
Jefferies Group LLC:
6.25%, 1/15/2036	432,000	498,092
6.50%, 1/20/2043	75,000	86,321
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	245,000	244,770
Legg Mason, Inc. 5.63%, 1/15/2044	478,000	540,666
Mastercard, Inc.:
3.65%, 6/1/2049	435,000	493,046
3.80%, 11/21/2046	177,000	203,261
3.95%, 2/26/2048	200,000	235,728
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	102,000	117,110
4.40%, 11/1/2048	300,000	365,085
Raymond James Financial, Inc. 4.95%, 7/15/2046	271,000	323,159
TD Ameritrade Holding Corp. 2.75%, 10/1/2029	130,000	130,605
Visa, Inc.:
3.65%, 9/15/2047	362,000	410,356
4.15%, 12/14/2035	212,000	255,095
4.30%, 12/14/2045	1,194,000	1,478,459
Western Union Co. 6.20%, 11/17/2036	154,000	174,180
		10,014,765
ELECTRIC — 10.8%
AEP Texas, Inc. Series G, 4.15%, 5/1/2049 (c)	65,000	74,761
AEP Transmission Co. LLC:
3.15%, 9/15/2049	145,000	143,834
3.75%, 12/1/2047	59,000	64,281
3.80%, 6/15/2049	200,000	220,442
4.00%, 12/1/2046	200,000	225,362
4.25%, 9/15/2048	30,000	35,129
Alabama Power Co.:
3.45%, 10/1/2049	200,000	206,942
3.75%, 3/1/2045	186,000	200,867
3.85%, 12/1/2042	235,000	254,989
4.15%, 8/15/2044	190,000	215,629
4.30%, 1/2/2046	60,000	70,082
6.00%, 3/1/2039	18,000	25,245
6.13%, 5/15/2038	79,000	111,136
Series A, 4.30%, 7/15/2048	30,000	35,187
Series B, 3.70%, 12/1/2047	345,000	370,081
Ameren Illinois Co.:
3.70%, 12/1/2047 (c)	185,000	200,509
4.15%, 3/15/2046	77,000	88,901
4.50%, 3/15/2049	240,000	295,224
Appalachian Power Co.:
Security Description	Principal Amount	Value
4.40%, 5/15/2044	$275,000	$317,710
4.45%, 6/1/2045	330,000	385,450
7.00%, 4/1/2038	111,000	159,357
Arizona Public Service Co.:
3.75%, 5/15/2046	86,000	92,002
4.20%, 8/15/2048	80,000	91,642
4.25%, 3/1/2049	90,000	104,293
4.35%, 11/15/2045	142,000	165,226
4.50%, 4/1/2042	203,000	237,289
5.05%, 9/1/2041	64,000	79,158
Avista Corp. 4.35%, 6/1/2048	85,000	99,911
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	140,000	139,035
3.50%, 8/15/2046	319,000	332,248
4.25%, 9/15/2048	100,000	116,787
6.35%, 10/1/2036	270,000	381,483
Berkshire Hathaway Energy Co.:
3.80%, 7/15/2048	443,000	478,117
4.45%, 1/15/2049	55,000	65,543
4.50%, 2/1/2045	129,000	152,812
5.15%, 11/15/2043	96,000	121,307
5.95%, 5/15/2037	139,000	190,422
6.13%, 4/1/2036	375,000	519,015
Black Hills Corp.:
3.88%, 10/15/2049 (f)	100,000	101,463
4.20%, 9/15/2046	137,000	148,777
4.35%, 5/1/2033	260,000	294,078
CenterPoint Energy Houston Electric LLC:
Series AC, 4.25%, 2/1/2049	155,000	185,580
Series K2, 6.95%, 3/15/2033	300,000	429,387
CenterPoint Energy, Inc.:
2.95%, 3/1/2030	200,000	199,770
3.70%, 9/1/2049	150,000	151,986
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	110,000	125,248
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	130,000	165,118
CMS Energy Corp. 4.88%, 3/1/2044	241,000	291,321
Commonwealth Edison Co.:
3.65%, 6/15/2046	94,000	101,200
3.70%, 3/1/2045	130,000	140,627
3.80%, 10/1/2042	118,000	128,855
4.00%, 3/1/2048	130,000	148,455
4.00%, 3/1/2049	110,000	125,986
4.35%, 11/15/2045	70,000	82,802
4.60%, 8/15/2043	69,000	83,795
4.70%, 1/15/2044	264,000	326,740
6.45%, 1/15/2038	124,000	179,318
Series 123, 3.75%, 8/15/2047	214,000	234,570
Connecticut Light & Power Co.:
4.00%, 4/1/2048	80,000	92,115
4.30%, 4/15/2044	136,000	161,306

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	$355,000	$385,487
3.95%, 3/1/2043	300,000	326,400
4.45%, 3/15/2044	247,000	288,224
4.50%, 12/1/2045	282,000	333,902
4.63%, 12/1/2054	325,000	387,800
5.70%, 6/15/2040	130,000	173,104
Series 05-A, 5.30%, 3/1/2035	134,000	166,464
Series 06-A, 5.85%, 3/15/2036	394,000	519,296
Series 09-C, 5.50%, 12/1/2039	101,000	132,055
Series 12-A, 4.20%, 3/15/2042	313,000	354,335
Series A, 4.13%, 5/15/2049	160,000	182,450
Series C, 4.00%, 11/15/2057	65,000	70,521
Series C, 4.30%, 12/1/2056	367,000	419,154
Series E, 4.65%, 12/1/2048	85,000	105,096
Consumers Energy Co.:
3.10%, 8/15/2050	250,000	249,965
3.25%, 8/15/2046	69,000	70,678
3.75%, 2/15/2050	75,000	83,613
3.95%, 5/15/2043	51,000	57,849
3.95%, 7/15/2047	52,000	59,609
4.05%, 5/15/2048	225,000	261,965
4.35%, 4/15/2049	75,000	92,023
Dayton Power & Light Co. 3.95%, 6/15/2049 (e)	125,000	138,404
Delmarva Power & Light Co. 4.15%, 5/15/2045	194,000	222,770
Dominion Energy, Inc.:
4.70%, 12/1/2044	65,000	75,852
7.00%, 6/15/2038	362,000	507,332
Series A, 4.60%, 3/15/2049	210,000	247,054
Series B, 5.95%, 6/15/2035	150,000	189,276
Series C, 4.05%, 9/15/2042	894,000	947,926
Series E, 6.30%, 3/15/2033	25,000	32,731
Series F, 5.25%, 8/1/2033	701,000	847,144
DTE Electric Co.:
3.70%, 3/15/2045	76,000	83,158
3.70%, 6/1/2046	107,000	117,032
3.95%, 3/1/2049	258,000	295,645
4.30%, 7/1/2044	159,000	188,111
Series A, 4.05%, 5/15/2048 (c)	365,000	423,469
DTE Energy Co. 6.38%, 4/15/2033	36,000	47,935
Duke Energy Carolinas LLC:
3.70%, 12/1/2047	240,000	259,306
3.75%, 6/1/2045	218,000	235,767
3.88%, 3/15/2046	171,000	189,071
4.00%, 9/30/2042	248,000	277,986
4.25%, 12/15/2041	15,000	17,286
5.30%, 2/15/2040	200,000	259,748
6.05%, 4/15/2038	98,000	136,536
6.10%, 6/1/2037	190,000	260,080
6.45%, 10/15/2032	279,000	385,851
Duke Energy Corp.:
Security Description	Principal Amount	Value
3.75%, 9/1/2046	$294,000	$304,255
3.95%, 8/15/2047	152,000	162,623
4.20%, 6/15/2049	155,000	173,271
4.80%, 12/15/2045	236,000	282,624
Duke Energy Florida LLC:
3.40%, 10/1/2046	268,000	275,676
3.85%, 11/15/2042	280,000	304,674
4.20%, 7/15/2048	55,000	64,142
5.65%, 4/1/2040	66,000	88,673
6.35%, 9/15/2037	86,000	122,639
6.40%, 6/15/2038	201,000	293,645
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	50,000	50,471
Duke Energy Indiana LLC:
3.75%, 5/15/2046	72,000	77,563
6.12%, 10/15/2035	217,000	295,719
6.35%, 8/15/2038	249,000	361,707
6.45%, 4/1/2039	13,000	18,958
Series WWW, 4.90%, 7/15/2043	182,000	227,484
Series YYY, 3.25%, 10/1/2049	150,000	150,442
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	15,085
Duke Energy Progress LLC:
3.60%, 9/15/2047	89,000	93,980
3.70%, 10/15/2046	595,000	641,023
4.10%, 5/15/2042	143,000	161,351
4.10%, 3/15/2043	180,000	203,182
4.15%, 12/1/2044	313,000	356,898
4.20%, 8/15/2045	316,000	364,512
4.38%, 3/30/2044	63,000	74,180
6.30%, 4/1/2038	145,000	206,390
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	44,434
6.00%, 5/15/2035	409,000	517,835
Emera US Finance L.P. 4.75%, 6/15/2046	342,000	395,677
Entergy Arkansas LLC 4.20%, 4/1/2049	390,000	458,110
Entergy Louisiana LLC:
4.00%, 3/15/2033	60,000	68,261
4.20%, 9/1/2048	50,000	58,485
4.20%, 4/1/2050	250,000	294,092
Entergy Mississippi LLC 3.85%, 6/1/2049	150,000	166,828
Entergy Texas, Inc.:
3.55%, 9/30/2049	55,000	57,426
4.50%, 3/30/2039	230,000	269,562
Exelon Corp.:
4.45%, 4/15/2046	147,000	166,394
4.95%, 6/15/2035	90,000	106,123
5.10%, 6/15/2045	112,000	137,524
5.63%, 6/15/2035	187,000	234,313
Exelon Generation Co. LLC:
5.60%, 6/15/2042	572,000	677,563
5.75%, 10/1/2041	230,000	273,783

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 10/1/2039	$241,000	$304,906
FirstEnergy Corp.:
Series C, 4.85%, 7/15/2047	479,000	571,040
Series C, 7.38%, 11/15/2031	465,000	656,780
Florida Power & Light Co.:
3.15%, 10/1/2049	165,000	168,234
3.70%, 12/1/2047	435,000	482,241
3.80%, 12/15/2042	90,000	99,861
3.95%, 3/1/2048	464,000	534,245
3.99%, 3/1/2049	200,000	233,608
4.05%, 6/1/2042 (c)	166,000	190,351
4.13%, 2/1/2042	32,000	37,119
4.13%, 6/1/2048	418,000	494,477
4.95%, 6/1/2035	145,000	178,917
5.25%, 2/1/2041	101,000	131,844
5.63%, 4/1/2034	95,000	125,940
5.65%, 2/1/2037	100,000	134,500
5.69%, 3/1/2040	169,000	231,327
5.95%, 2/1/2038	79,000	110,635
Georgia Power Co.:
4.30%, 3/15/2042	212,000	233,166
Series 10-C, 4.75%, 9/1/2040	295,000	341,451
Iberdrola International B.V. 6.75%, 7/15/2036	36,000	49,714
Indiana Michigan Power Co.:
6.05%, 3/15/2037	67,000	90,402
Series K, 4.55%, 3/15/2046	112,000	135,348
Series L, 3.75%, 7/1/2047	72,000	78,247
Interstate Power & Light Co.:
3.70%, 9/15/2046	100,000	104,739
6.25%, 7/15/2039	229,000	311,174
ITC Holdings Corp. 5.30%, 7/1/2043	160,000	201,784
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	91,162
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	128,020	155,366
Kansas City Power & Light Co.:
4.20%, 6/15/2047	114,000	132,392
5.30%, 10/1/2041	159,000	205,005
Series 2019, 4.13%, 4/1/2049	100,000	115,453
Series B, 6.05%, 11/15/2035	30,000	40,584
Kentucky Utilities Co.:
4.38%, 10/1/2045	280,000	331,562
5.13%, 11/1/2040	26,000	33,234
Louisville Gas & Electric Co. 4.25%, 4/1/2049	50,000	58,961
MidAmerican Energy Co.:
3.65%, 8/1/2048	258,000	281,375
3.95%, 8/1/2047	130,000	148,017
4.25%, 5/1/2046	482,000	570,148
4.25%, 7/15/2049	54,000	64,919
4.40%, 10/15/2044	359,000	430,369
4.80%, 9/15/2043	331,000	415,276
6.75%, 12/30/2031	37,000	51,895
Security Description	Principal Amount	Value
Series MTN, 5.75%, 11/1/2035	$116,000	$152,524
Series MTN, 5.80%, 10/15/2036	175,000	235,014
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	287,000	314,276
National Grid USA 5.80%, 4/1/2035	82,000	101,025
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049	80,000	95,850
Series MTNC, 8.00%, 3/1/2032	81,000	120,437
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	129,000	183,492
Series R, 6.75%, 7/1/2037	204,000	296,155
Northern States Power Co.:
2.90%, 3/1/2050	115,000	111,762
3.60%, 5/15/2046	301,000	325,971
4.00%, 8/15/2045	173,000	198,272
4.13%, 5/15/2044	470,000	546,577
5.35%, 11/1/2039	6,000	7,953
6.20%, 7/1/2037	84,000	118,174
6.25%, 6/1/2036	39,000	54,828
NorthWestern Corp. 4.18%, 11/15/2044	111,000	125,737
NSTAR Electric Co. 5.50%, 3/15/2040	122,000	161,455
Oglethorpe Power Corp.:
5.05%, 10/1/2048	110,000	132,494
5.38%, 11/1/2040	169,000	209,012
5.95%, 11/1/2039	275,000	353,331
Ohio Edison Co. 6.88%, 7/15/2036	15,000	21,311
Ohio Power Co. 4.00%, 6/1/2049	90,000	102,535
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	100,000	104,242
4.15%, 4/1/2047	157,000	175,667
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049 (e)	600,000	602,442
3.75%, 4/1/2045	591,000	651,306
3.80%, 9/30/2047	89,000	99,571
3.80%, 6/1/2049 (e)	75,000	84,153
4.10%, 11/15/2048	50,000	58,807
4.55%, 12/1/2041	36,000	43,677
5.25%, 9/30/2040	59,000	76,974
5.30%, 6/1/2042	64,000	84,601
7.00%, 5/1/2032	75,000	107,847
7.25%, 1/15/2033	92,000	135,937
7.50%, 9/1/2038	82,000	131,176
PacifiCorp:
4.13%, 1/15/2049	200,000	232,074
4.15%, 2/15/2050	270,000	315,284
5.25%, 6/15/2035	50,000	62,462
6.00%, 1/15/2039	50,000	69,653
6.10%, 8/1/2036	347,000	473,652
6.25%, 10/15/2037	257,000	362,347
6.35%, 7/15/2038	165,000	231,738

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
PECO Energy Co.:
3.00%, 9/15/2049	$75,000	$74,054
3.90%, 3/1/2048	200,000	225,434
4.15%, 10/1/2044	151,000	175,219
5.95%, 10/1/2036	38,000	51,644
Potomac Electric Power Co. 6.50%, 11/15/2037	205,000	295,507
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	10,000	10,363
4.70%, 6/1/2043	263,000	297,997
5.00%, 3/15/2044	126,000	147,887
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	140,000	136,055
3.95%, 6/1/2047	228,000	256,489
4.13%, 6/15/2044	275,000	318,428
4.15%, 10/1/2045	20,000	22,960
4.15%, 6/15/2048	135,000	157,048
4.75%, 7/15/2043	188,000	232,996
6.25%, 5/15/2039	270,000	385,052
Progress Energy, Inc.:
6.00%, 12/1/2039	220,000	290,930
7.00%, 10/30/2031	305,000	420,311
7.75%, 3/1/2031	63,000	89,743
Public Service Co. of Colorado:
3.80%, 6/15/2047	303,000	336,657
4.05%, 9/15/2049	100,000	116,898
4.10%, 6/15/2048	65,000	75,982
4.30%, 3/15/2044	95,000	112,313
Series 17, 6.25%, 9/1/2037	51,000	72,479
Series 34, 3.20%, 3/1/2050 (c)	125,000	127,325
Public Service Co. of New Hampshire 3.60%, 7/1/2049	250,000	269,307
Public Service Electric & Gas Co.:
Series MTN, 3.20%, 8/1/2049	180,000	183,852
Series MTN, 3.60%, 12/1/2047	55,000	59,390
Series MTN, 3.65%, 9/1/2042	215,000	232,299
Series MTN, 3.80%, 1/1/2043	66,000	72,944
Series MTN, 3.85%, 5/1/2049	175,000	198,936
Series MTN, 3.95%, 5/1/2042	117,000	131,355
Series MTN, 4.05%, 5/1/2048	50,000	58,181
Series MTN, 4.15%, 11/1/2045	156,000	179,837
Series MTN, 5.50%, 3/1/2040	245,000	326,850
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	135,000	135,061
4.22%, 6/15/2048	206,000	240,256
4.30%, 5/20/2045	243,000	284,410
5.64%, 4/15/2041	42,000	55,473
5.76%, 10/1/2039	100,000	134,317
5.80%, 3/15/2040	34,000	45,814
6.27%, 3/15/2037	230,000	315,650
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	159,000	181,557
4.50%, 8/15/2040	219,000	253,801
6.00%, 6/1/2039	47,000	62,342
Security Description	Principal Amount	Value
Series RRR, 3.75%, 6/1/2047	$155,000	$165,816
Series TTT, 4.10%, 6/15/2049	75,000	85,222
Sempra Energy:
3.80%, 2/1/2038	449,000	461,850
4.00%, 2/1/2048	308,000	325,836
6.00%, 10/15/2039	91,000	116,966
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	102,000	123,726
5.10%, 6/1/2065	256,000	339,922
5.45%, 2/1/2041	79,000	104,857
6.05%, 1/15/2038	190,000	259,487
6.63%, 2/1/2032	50,000	68,214
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	686	736
Southern California Edison Co.:
4.00%, 4/1/2047	615,000	659,218
4.05%, 3/15/2042	140,000	148,802
4.50%, 9/1/2040	129,000	144,258
4.65%, 10/1/2043	150,000	172,792
5.50%, 3/15/2040	122,000	152,040
6.00%, 1/15/2034	101,000	125,888
6.05%, 3/15/2039	178,000	231,090
6.65%, 4/1/2029	234,000	286,968
Series 04-G, 5.75%, 4/1/2035	64,000	78,955
Series 05-B, 5.55%, 1/15/2036	55,000	65,770
Series 05-E, 5.35%, 7/15/2035	100,000	119,636
Series 06-E, 5.55%, 1/15/2037	217,000	266,079
Series 08-A, 5.95%, 2/1/2038	164,000	209,167
Series 13-A, 3.90%, 3/15/2043	305,000	319,484
Series B, 4.88%, 3/1/2049	270,000	324,810
Series C, 3.60%, 2/1/2045	172,000	173,412
Series C, 4.13%, 3/1/2048	30,000	32,618
Southern Co.:
4.25%, 7/1/2036	144,000	156,162
4.40%, 7/1/2046	503,000	559,190
Southern Power Co.:
5.15%, 9/15/2041	140,000	159,292
5.25%, 7/15/2043	125,000	144,469
Series F, 4.95%, 12/15/2046	361,000	403,186
Southwestern Electric Power Co.:
6.20%, 3/15/2040	190,000	256,107
Series J, 3.90%, 4/1/2045	270,000	284,828
Series L, 3.85%, 2/1/2048	210,000	222,745
Southwestern Public Service Co.:
3.70%, 8/15/2047	187,000	202,143
3.75%, 6/15/2049	300,000	329,766
4.50%, 8/15/2041	31,000	36,551
Series 6, 4.40%, 11/15/2048	20,000	23,865
Tampa Electric Co.:
3.63%, 6/15/2050	60,000	63,862
4.30%, 6/15/2048	100,000	116,833
4.35%, 5/15/2044	282,000	327,752
4.45%, 6/15/2049	108,000	130,134

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Toledo Edison Co. 6.15%, 5/15/2037	$17,000	$23,027
Tucson Electric Power Co. 4.85%, 12/1/2048	116,000	146,197
Union Electric Co.:
3.25%, 10/1/2049 (f)	150,000	150,990
3.65%, 4/15/2045	72,000	76,834
3.90%, 9/15/2042	165,000	181,924
5.30%, 8/1/2037	95,000	120,825
8.45%, 3/15/2039	54,000	90,891
Virginia Electric & Power Co.:
4.45%, 2/15/2044	100,000	117,792
8.88%, 11/15/2038	143,000	240,736
Series A, 6.00%, 5/15/2037	167,000	223,434
Series B, 4.20%, 5/15/2045	250,000	284,865
Series B, 6.00%, 1/15/2036	112,000	148,499
Series C, 4.00%, 11/15/2046	179,000	199,814
Westar Energy, Inc.:
3.25%, 9/1/2049	199,000	199,830
4.10%, 4/1/2043	117,000	131,108
4.13%, 3/1/2042	155,000	174,457
4.25%, 12/1/2045	60,000	69,498
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	270,000	320,552
5.70%, 12/1/2036	94,000	124,748
Wisconsin Power & Light Co. 6.38%, 8/15/2037	87,000	123,097
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	105,000	106,675
4.75%, 11/1/2044	77,000	96,269
Xcel Energy, Inc. 6.50%, 7/1/2036	305,000	417,347
		69,399,821
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
5.25%, 11/15/2039	34,000	43,922
6.13%, 4/15/2039	62,000	86,664
		130,586
ELECTRONICS — 0.3%
Allegion PLC 3.50%, 10/1/2029	75,000	75,854
Amphenol Corp. 2.80%, 2/15/2030	300,000	292,545
Corning, Inc.:
4.70%, 3/15/2037	165,000	183,587
4.75%, 3/15/2042	180,000	205,366
5.75%, 8/15/2040	94,000	115,858
Fortive Corp. 4.30%, 6/15/2046	107,000	112,413
Honeywell International, Inc.:
3.81%, 11/21/2047	269,000	309,901
5.70%, 3/15/2037	111,000	151,072
Series 30, 5.38%, 3/1/2041	145,000	196,043
Security Description	Principal Amount	Value
Tyco Electronics Group SA 7.13%, 10/1/2037	$147,000	$212,131
		1,854,770
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
5.70%, 5/15/2041	160,000	213,406
6.20%, 3/1/2040	100,000	139,140
Waste Management, Inc.:
3.45%, 6/15/2029	19,000	20,507
3.90%, 3/1/2035	78,000	86,450
4.00%, 7/15/2039	110,000	124,779
4.10%, 3/1/2045	219,000	250,678
4.15%, 7/15/2049	290,000	338,273
		1,173,233
FOOD — 1.6%
Campbell Soup Co.:
3.80%, 8/2/2042	179,000	171,262
4.80%, 3/15/2048 (c)	147,000	165,165
Conagra Brands, Inc.:
5.30%, 11/1/2038	164,000	190,033
5.40%, 11/1/2048	396,000	468,563
7.00%, 10/1/2028	124,000	155,588
8.25%, 9/15/2030	68,000	94,409
General Mills, Inc.:
4.15%, 2/15/2043	130,000	137,874
4.55%, 4/17/2038	125,000	141,649
4.70%, 4/17/2048	237,000	277,134
5.40%, 6/15/2040	226,000	277,535
Hershey Co. 3.38%, 8/15/2046	183,000	195,709
JM Smucker Co.:
4.25%, 3/15/2035	142,000	153,138
4.38%, 3/15/2045	274,000	297,315
Kellogg Co.:
4.50%, 4/1/2046	121,000	137,380
Series B, 7.45%, 4/1/2031	149,000	208,576
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	139,000	171,142
Kraft Heinz Foods Co.:
3.75%, 4/1/2030 (e)	80,000	80,873
4.38%, 6/1/2046	540,000	512,239
4.63%, 10/1/2039 (e)	80,000	80,654
4.88%, 10/1/2049 (e)	160,000	161,728
5.00%, 7/15/2035	462,000	492,344
5.00%, 6/4/2042	473,000	489,125
5.20%, 7/15/2045	994,000	1,043,531
6.50%, 2/9/2040	108,000	128,385
6.75%, 3/15/2032 (c)	36,000	44,270
6.88%, 1/26/2039	387,000	476,207
Kroger Co.:
3.88%, 10/15/2046	33,000	31,439
4.45%, 2/1/2047	90,000	92,655
4.65%, 1/15/2048 (c)	325,000	345,316

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/15/2042	$110,000	$119,041
5.15%, 8/1/2043	370,000	408,994
5.40%, 7/15/2040	250,000	281,730
5.40%, 1/15/2049	106,000	125,065
6.90%, 4/15/2038	108,000	141,382
Mondelez International, Inc. 4.63%, 5/7/2048	90,000	103,260
Sysco Corp.:
4.45%, 3/15/2048 (c)	200,000	233,300
4.85%, 10/1/2045	310,000	374,917
Tyson Foods, Inc.:
4.55%, 6/2/2047	270,000	302,918
5.10%, 9/28/2048	574,000	696,876
5.15%, 8/15/2044	184,000	220,342
		10,229,063
FOREST PRODUCTS & PAPER — 0.4%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	115,000	128,346
Georgia-Pacific LLC:
7.75%, 11/15/2029	143,000	204,919
8.88%, 5/15/2031	73,000	115,596
International Paper Co.:
4.35%, 8/15/2048	538,000	558,901
4.40%, 8/15/2047	455,000	474,065
4.80%, 6/15/2044	169,000	182,381
5.00%, 9/15/2035	120,000	138,602
5.15%, 5/15/2046	140,000	157,497
6.00%, 11/15/2041	200,000	243,698
7.30%, 11/15/2039	142,000	191,365
Suzano Austria GmbH 6.00%, 1/15/2029	200,000	217,192
		2,612,562
GAS — 1.0%
Atmos Energy Corp.:
3.38%, 9/15/2049 (f)	160,000	163,475
4.13%, 10/15/2044	95,000	109,257
4.13%, 3/15/2049	195,000	225,264
4.15%, 1/15/2043	116,000	132,422
5.50%, 6/15/2041	258,000	338,953
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	1,000	1,086
5.85%, 1/15/2041	98,000	127,873
6.63%, 11/1/2037	51,000	69,118
Dominion Energy Gas Holdings LLC 4.80%, 11/1/2043	153,000	184,325
NiSource, Inc.:
3.95%, 3/30/2048 (c)	300,000	317,220
4.38%, 5/15/2047	261,000	292,294
4.80%, 2/15/2044	352,000	411,907
5.25%, 2/15/2043	310,000	375,928
5.65%, 2/1/2045	167,000	213,528
Security Description	Principal Amount	Value
5.95%, 6/15/2041	$111,000	$143,037
ONE Gas, Inc.:
4.50%, 11/1/2048	154,000	188,759
4.66%, 2/1/2044	109,000	133,079
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	11,000	11,753
3.64%, 11/1/2046	295,000	304,098
Southern California Gas Co.:
3.75%, 9/15/2042	305,000	330,211
5.13%, 11/15/2040	100,000	126,495
Series VV, 4.30%, 1/15/2049	71,000	84,170
Series WW, 3.95%, 2/15/2050	125,000	141,591
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	43,000	47,999
4.40%, 5/30/2047	331,000	372,262
5.88%, 3/15/2041	515,000	668,145
Southwest Gas Corp.:
3.80%, 9/29/2046	277,000	289,925
4.15%, 6/1/2049	55,000	61,058
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	102,000	107,258
Series MTN, 3.65%, 9/15/2049	150,000	154,224
		6,126,714
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc. 4.10%, 3/1/2048	56,000	64,941
Stanley Black & Decker, Inc.:
4.85%, 11/15/2048	100,000	125,336
5.20%, 9/1/2040	181,000	226,979
		417,256
HEALTH CARE PRODUCTS — 1.3%
Abbott Laboratories:
4.75%, 11/30/2036	385,000	470,666
4.75%, 4/15/2043	174,000	214,492
4.90%, 11/30/2046	1,029,000	1,325,980
5.30%, 5/27/2040	206,000	264,939
6.00%, 4/1/2039	187,000	257,983
6.15%, 11/30/2037	160,000	223,019
Baxter International, Inc. 3.50%, 8/15/2046	95,000	95,581
Becton Dickinson and Co.:
4.67%, 6/6/2047	222,000	263,072
4.69%, 12/15/2044	247,000	287,352
Boston Scientific Corp.:
4.55%, 3/1/2039	135,000	158,649
4.70%, 3/1/2049	245,000	298,439
7.00%, 11/15/2035	135,000	188,528
7.38%, 1/15/2040	130,000	197,332
Danaher Corp. 4.38%, 9/15/2045	127,000	147,085
Koninklijke Philips NV:
5.00%, 3/15/2042	410,000	500,176

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 3/11/2038	$213,000	$309,640
Medtronic, Inc.:
4.38%, 3/15/2035	566,000	681,334
4.63%, 3/15/2045	792,000	1,017,055
Stryker Corp.:
4.10%, 4/1/2043	40,000	44,651
4.38%, 5/15/2044	301,000	350,620
4.63%, 3/15/2046	247,000	302,681
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029 (f)	400,000	399,120
4.10%, 8/15/2047	130,000	146,444
5.30%, 2/1/2044	130,000	165,467
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045 (c)	111,000	118,840
		8,429,145
HEALTH CARE SERVICES — 3.8%
Advocate Health & Hospitals Corp. 4.27%, 8/15/2048	30,000	36,354
Aetna, Inc.:
3.88%, 8/15/2047	244,000	238,988
4.13%, 11/15/2042	248,000	250,894
4.50%, 5/15/2042	138,000	146,147
4.75%, 3/15/2044	239,000	261,296
6.63%, 6/15/2036	330,000	428,231
6.75%, 12/15/2037	143,000	190,264
AHS Hospital Corp. 5.02%, 7/1/2045	132,000	173,668
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	114,566
Anthem, Inc.:
3.70%, 9/15/2049	200,000	194,784
4.38%, 12/1/2047	341,000	367,813
4.55%, 3/1/2048	55,000	60,733
4.63%, 5/15/2042	359,000	397,729
4.65%, 1/15/2043	279,000	308,348
4.65%, 8/15/2044	373,000	413,277
5.10%, 1/15/2044	500,000	582,605
5.85%, 1/15/2036	2,000	2,491
5.95%, 12/15/2034	154,000	192,318
6.38%, 6/15/2037	125,000	165,219
Ascension Health:
3.95%, 11/15/2046	215,000	252,569
4.85%, 11/15/2053	396,000	535,927
Baylor Scott & White Holdings:
3.97%, 11/15/2046	87,000	98,704
4.19%, 11/15/2045	191,000	224,725
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	127,000	150,496
Children's Hospital Medical Center 4.27%, 5/15/2044	105,000	124,750
Cigna Holding Co. 3.88%, 10/15/2047	188,000	185,421
City of Hope Series 2018, 4.38%, 8/15/2048	150,000	181,645
Security Description	Principal Amount	Value
CommonSpirit Health:
3.82%, 10/1/2049	$80,000	$80,543
4.19%, 10/1/2049	680,000	704,575
4.35%, 11/1/2042	223,000	234,690
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	117,655
Dignity Health 5.27%, 11/1/2064	146,000	176,848
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	62,000	71,995
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	170,000	201,353
4.50%, 7/1/2057	87,000	106,856
HCA, Inc.:
5.13%, 6/15/2039	319,000	348,358
5.25%, 6/15/2049	625,000	685,975
5.50%, 6/15/2047	670,000	758,487
Humana, Inc.:
3.95%, 8/15/2049	120,000	119,606
4.63%, 12/1/2042	171,000	189,292
4.80%, 3/15/2047	70,000	80,250
4.95%, 10/1/2044	244,000	282,852
Indiana University Health, Inc. 3.97%, 11/1/2048	170,000	200,668
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	91,000	104,258
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	389,000	468,259
4.88%, 4/1/2042	274,000	354,134
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	259,000	287,648
Mayo Clinic:
3.77%, 11/15/2043	190,000	214,880
Series 2013, 4.00%, 11/15/2047	51,000	60,025
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	65,000	76,992
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	272,000	323,933
Series 2015, 4.20%, 7/1/2055	222,000	271,346
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	85,000	99,522
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	54,981
New York and Presbyterian Hospital:
4.02%, 8/1/2045	21,000	24,654
4.06%, 8/1/2056	279,000	322,150
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	150,000	155,860
3.98%, 11/1/2046	229,000	245,044
4.26%, 11/1/2047	232,000	259,077
NYU Langone Hospitals:
4.37%, 7/1/2047	330,000	393,792
4.78%, 7/1/2044	326,000	409,707

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Orlando Health Obligated Group 4.09%, 10/1/2048	$65,000	$74,396
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	113,000	130,694
Series 2017, 3.77%, 7/1/2048	40,000	43,796
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	100,000	127,058
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029 (f)	155,000	154,870
Series A, 3.93%, 10/1/2048	185,000	210,064
Series I, 3.74%, 10/1/2047	195,000	213,131
Quest Diagnostics, Inc. 4.70%, 3/30/2045	81,000	90,090
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	412,000	473,054
Stanford Health Care Series 2018, 3.80%, 11/15/2048	145,000	166,250
Sutter Health Series 2018, 4.09%, 8/15/2048	200,000	231,592
Texas Health Resources 4.33%, 11/15/2055	43,000	52,690
Toledo Hospital:
5.75%, 11/15/2038	325,000	382,730
6.02%, 11/15/2048	110,000	133,737
Trinity Health Corp. 4.13%, 12/1/2045	165,000	190,290
UnitedHealth Group, Inc.:
2.88%, 8/15/2029	2,000	2,043
3.50%, 8/15/2039	175,000	182,719
3.70%, 8/15/2049	160,000	169,122
3.75%, 10/15/2047	368,000	390,268
3.88%, 8/15/2059	371,000	392,414
3.95%, 10/15/2042	221,000	239,549
4.20%, 1/15/2047	454,000	515,208
4.25%, 3/15/2043	111,000	125,184
4.25%, 4/15/2047	530,000	603,723
4.25%, 6/15/2048	414,000	474,891
4.38%, 3/15/2042	395,000	449,285
4.45%, 12/15/2048	251,000	297,453
4.63%, 11/15/2041	415,000	490,505
4.75%, 7/15/2045	444,000	539,984
5.70%, 10/15/2040	276,000	364,668
5.80%, 3/15/2036	280,000	372,380
5.95%, 2/15/2041	164,000	223,079
6.50%, 6/15/2037	392,000	557,698
6.63%, 11/15/2037	151,000	218,257
6.88%, 2/15/2038	73,000	108,041
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	190,000	238,241
		24,395,381
HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp. 4.50%, 6/1/2046	101,000	104,791
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	$102,000	$109,832
Kimberly-Clark Corp.:
3.20%, 7/30/2046	305,000	311,658
3.90%, 5/4/2047	161,000	184,091
5.30%, 3/1/2041	109,000	145,282
6.63%, 8/1/2037	1,000	1,482
		752,345
HOUSEWARES — 0.1%
Newell Brands, Inc.:
5.38%, 4/1/2036	119,000	126,023
5.50%, 4/1/2046	459,000	491,915
		617,938
INSURANCE — 4.2%
ACE Capital Trust II 9.70%, 4/1/2030	240,000	355,243
Aflac, Inc.:
4.00%, 10/15/2046	29,000	31,295
4.75%, 1/15/2049	280,000	341,998
Alleghany Corp. 4.90%, 9/15/2044	110,000	127,267
Allstate Corp.:
3.85%, 8/10/2049	125,000	138,025
4.20%, 12/15/2046	227,000	263,672
4.50%, 6/15/2043	166,000	199,135
5.55%, 5/9/2035 (c)	124,000	160,671
5.95%, 4/1/2036	23,000	30,989
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (b)	348,000	422,117
American Financial Group, Inc. 4.50%, 6/15/2047	172,000	187,365
American International Group, Inc.:
3.88%, 1/15/2035	348,000	364,871
4.38%, 1/15/2055	474,000	504,981
4.50%, 7/16/2044	183,000	203,582
4.70%, 7/10/2035	339,000	383,687
4.75%, 4/1/2048	298,000	347,182
4.80%, 7/10/2045	428,000	497,460
6.25%, 5/1/2036	411,000	537,535
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (b)	101,000	133,681
Aon Corp. 6.25%, 9/30/2040	12,000	16,066
Aon PLC:
4.45%, 5/24/2043	51,000	55,112
4.60%, 6/14/2044	120,000	137,460
4.75%, 5/15/2045	200,000	234,788
Arch Capital Group US, Inc. 5.14%, 11/1/2043	147,000	183,762
Arch Capital Group, Ltd. 7.35%, 5/1/2034	165,000	239,354
Assurant, Inc. 3.70%, 2/22/2030	150,000	150,622

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048	$221,000	$238,426
AXA SA 8.60%, 12/15/2030	123,000	177,800
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	869,000	1,020,006
4.25%, 1/15/2049	469,000	555,962
4.40%, 5/15/2042	752,000	897,392
5.75%, 1/15/2040	1,000	1,393
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	299,000	363,820
Brighthouse Financial, Inc. 4.70%, 6/22/2047	463,000	413,431
Chubb Corp.:
6.00%, 5/11/2037	152,000	212,048
Series 1, 6.50%, 5/15/2038	111,000	163,585
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	165,000	195,388
4.35%, 11/3/2045	493,000	604,807
6.70%, 5/15/2036	60,000	87,760
Cincinnati Financial Corp. 6.13%, 11/1/2034	151,000	205,410
Enstar Group, Ltd. 4.95%, 6/1/2029	9,000	9,545
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	51,000	56,979
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	205,000	207,958
4.30%, 4/15/2043	94,000	104,872
4.40%, 3/15/2048	285,000	326,467
5.95%, 10/15/2036	81,000	105,020
6.10%, 10/1/2041	119,000	161,375
Lincoln National Corp.:
3.05%, 1/15/2030	225,000	224,649
4.35%, 3/1/2048	100,000	108,733
6.30%, 10/9/2037	109,000	143,155
7.00%, 6/15/2040	142,000	201,952
Loews Corp.:
4.13%, 5/15/2043	146,000	160,574
6.00%, 2/1/2035	23,000	30,361
Manulife Financial Corp. 5.38%, 3/4/2046	110,000	145,861
Markel Corp.:
4.15%, 9/17/2050	100,000	102,085
4.30%, 11/1/2047	120,000	124,429
5.00%, 4/5/2046	167,000	192,159
5.00%, 5/20/2049	155,000	179,744
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	76,000	85,647
4.35%, 1/30/2047	175,000	201,245
4.38%, 3/15/2029	150,000	169,647
4.75%, 3/15/2039	85,000	102,744
4.90%, 3/15/2049	455,000	568,823
5.88%, 8/1/2033	144,000	187,877
MetLife, Inc.:
Security Description	Principal Amount	Value
4.05%, 3/1/2045	$122,000	$135,997
4.13%, 8/13/2042	309,000	343,917
4.60%, 5/13/2046 (c)	146,000	176,613
4.88%, 11/13/2043	344,000	422,841
5.70%, 6/15/2035	486,000	655,041
5.88%, 2/6/2041	456,000	620,338
6.38%, 6/15/2034	138,000	193,534
6.40%, 12/15/2066	388,000	458,457
6.50%, 12/15/2032	88,000	122,259
10.75%, 8/1/2069	151,000	244,822
4.72%, 12/15/2044	384,000	460,159
Nationwide Financial Services, Inc. 6.75%, 5/15/2087	116,000	131,988
Principal Financial Group, Inc.:
4.30%, 11/15/2046	37,000	41,646
4.35%, 5/15/2043	120,000	134,924
4.63%, 9/15/2042	50,000	58,395
6.05%, 10/15/2036	141,000	184,637
Progressive Corp 3.70%, 1/26/2045	210,000	227,071
Progressive Corp.:
4.13%, 4/15/2047	324,000	375,629
4.20%, 3/15/2048	148,000	174,183
4.35%, 4/25/2044	239,000	284,044
6.25%, 12/1/2032	99,000	135,930
Prudential Financial, Inc.:
3.91%, 12/7/2047	539,000	576,310
3.94%, 12/7/2049	385,000	415,388
Series B, 5.75%, 7/15/2033	100,000	127,931
Series MTN, 3.70%, 3/13/2051	300,000	311,214
Series MTN, 4.35%, 2/25/2050	260,000	297,877
Series MTN, 4.42%, 3/27/2048	285,000	327,451
Series MTN, 4.60%, 5/15/2044	53,000	62,123
Series MTN, 6.63%, 12/1/2037	57,000	80,604
Series MTN, 6.63%, 6/21/2040	321,000	462,137
Selective Insurance Group, Inc. 5.38%, 3/1/2049	100,000	117,373
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	23,000	33,834
Travelers Cos., Inc.:
3.75%, 5/15/2046	268,000	295,298
4.00%, 5/30/2047	174,000	199,540
4.05%, 3/7/2048	120,000	138,598
4.10%, 3/4/2049	220,000	256,324
4.30%, 8/25/2045	270,000	322,947
4.60%, 8/1/2043	110,000	136,691
5.35%, 11/1/2040	260,000	346,083
6.75%, 6/20/2036	159,000	233,792
Series MTN, 6.25%, 6/15/2037	277,000	393,163
Travelers Property Casualty Corp. 6.38%, 3/15/2033	34,000	47,585
Unum Group:
4.50%, 12/15/2049	65,000	62,978
5.75%, 8/15/2042	145,000	166,219
Voya Financial, Inc. 5.70%, 7/15/2043	202,000	258,176

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Willis North America, Inc.:
3.88%, 9/15/2049	$285,000	$281,845
5.05%, 9/15/2048	100,000	116,295
WR Berkley Corp. 4.75%, 8/1/2044	42,000	48,050
XLIT, Ltd.:
5.25%, 12/15/2043	35,000	45,474
5.50%, 3/31/2045	172,000	217,482
		27,248,256
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	250,000	272,860
4.20%, 12/6/2047	549,000	620,776
4.40%, 12/6/2057	521,000	604,595
4.50%, 11/28/2034	189,000	216,437
Amazon.com, Inc.:
3.88%, 8/22/2037	621,000	713,523
4.05%, 8/22/2047	888,000	1,068,149
4.25%, 8/22/2057	775,000	963,519
4.80%, 12/5/2034	948,000	1,186,327
4.95%, 12/5/2044	503,000	664,438
eBay, Inc. 4.00%, 7/15/2042	222,000	215,615
Expedia Group, Inc. 3.25%, 2/15/2030 (e)	85,000	84,975
		6,611,214
IRON/STEEL — 0.4%
ArcelorMittal:
6.75%, 3/1/2041	102,000	120,333
7.00%, 10/15/2039	286,000	344,613
Nucor Corp.:
4.40%, 5/1/2048	280,000	321,291
5.20%, 8/1/2043	142,000	176,042
6.40%, 12/1/2037	31,000	42,662
Vale Overseas, Ltd.:
6.88%, 11/21/2036	668,000	844,793
6.88%, 11/10/2039 (c)	413,000	525,997
8.25%, 1/17/2034 (c)	224,000	305,843
Vale SA 5.63%, 9/11/2042 (c)	123,000	138,374
		2,819,948
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	98,000	99,958
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	186,000	225,988
Caterpillar, Inc.:
3.25%, 9/19/2049	145,000	151,084
3.80%, 8/15/2042	494,000	554,811
4.30%, 5/15/2044	177,000	213,641
4.75%, 5/15/2064	229,000	288,052
Security Description	Principal Amount	Value
5.20%, 5/27/2041	$204,000	$267,832
5.30%, 9/15/2035	150,000	192,642
6.05%, 8/15/2036	137,000	188,848
		2,082,898
MACHINERY-DIVERSIFIED — 0.3%
Crane Co. 4.20%, 3/15/2048	93,000	97,257
Cummins, Inc. 4.88%, 10/1/2043	146,000	185,690
Deere & Co.:
2.88%, 9/7/2049	235,000	231,158
3.90%, 6/9/2042	362,000	417,560
5.38%, 10/16/2029	180,000	224,807
7.13%, 3/3/2031	71,000	101,680
Dover Corp.:
5.38%, 10/15/2035	57,000	69,943
5.38%, 3/1/2041	111,000	137,882
Rockwell Automation, Inc. 4.20%, 3/1/2049	168,000	200,599
Xylem, Inc. 4.38%, 11/1/2046	157,000	177,638
		1,844,214
MEDIA — 5.3%
CBS Corp.:
4.60%, 1/15/2045 (c)	84,000	90,918
4.85%, 7/1/2042	244,000	273,029
4.90%, 8/15/2044	304,000	340,881
5.50%, 5/15/2033	71,000	85,029
5.90%, 10/15/2040 (c)	315,000	387,715
7.88%, 7/30/2030	186,000	260,166
Charter Communications Operating LLC/Charter Communications Operating Capital:
5.13%, 7/1/2049	400,000	425,052
5.38%, 4/1/2038	81,000	90,307
5.38%, 5/1/2047	901,000	980,811
5.75%, 4/1/2048	873,000	995,159
6.38%, 10/23/2035	552,000	671,376
6.48%, 10/23/2045	1,163,000	1,414,824
6.83%, 10/23/2055	146,000	183,778
Comcast Corp.:
3.20%, 7/15/2036	502,000	511,804
3.40%, 7/15/2046	462,000	469,896
3.90%, 3/1/2038	105,000	115,672
3.97%, 11/1/2047	624,000	687,012
4.00%, 8/15/2047	529,000	582,471
4.00%, 3/1/2048	247,000	272,807
4.00%, 11/1/2049	467,000	519,290
4.05%, 11/1/2052	326,000	362,818
4.20%, 8/15/2034	134,000	152,680
4.25%, 10/15/2030	291,000	330,884
4.25%, 1/15/2033	1,076,000	1,237,992
4.40%, 8/15/2035	181,000	210,507

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 1/15/2043	$379,000	$443,369
4.60%, 10/15/2038	153,000	183,038
4.60%, 8/15/2045	617,000	737,654
4.65%, 7/15/2042	92,000	109,473
4.70%, 10/15/2048	1,314,000	1,608,533
4.75%, 3/1/2044	628,000	760,232
4.95%, 10/15/2058	739,000	941,959
6.40%, 5/15/2038	471,000	666,804
6.45%, 3/15/2037	264,000	371,263
6.50%, 11/15/2035	293,000	408,747
6.55%, 7/1/2039	135,000	194,270
6.95%, 8/15/2037	123,000	181,800
7.05%, 3/15/2033	574,000	819,804
Discovery Communications LLC:
4.88%, 4/1/2043	395,000	410,444
4.95%, 5/15/2042	145,000	151,992
5.00%, 9/20/2037	489,000	524,619
5.20%, 9/20/2047	157,000	171,615
5.30%, 5/15/2049	100,000	110,633
6.35%, 6/1/2040	382,000	464,359
Fox Corp.:
5.48%, 1/25/2039 (e)	175,000	214,872
5.58%, 1/25/2049 (e)	444,000	561,771
Grupo Televisa SAB:
5.00%, 5/13/2045	157,000	166,803
5.25%, 5/24/2049	400,000	436,928
6.13%, 1/31/2046 (c)	308,000	375,002
6.63%, 1/15/2040	107,000	133,808
8.50%, 3/11/2032	2,000	2,678
NBCUniversal Media LLC:
4.45%, 1/15/2043	587,000	680,210
5.95%, 4/1/2041	228,000	313,261
6.40%, 4/30/2040	450,000	640,260
Thomson Reuters Corp.:
5.50%, 8/15/2035	190,000	217,818
5.65%, 11/23/2043	100,000	119,985
5.85%, 4/15/2040	106,000	127,508
Time Warner Cable LLC:
4.50%, 9/15/2042	201,000	197,074
5.50%, 9/1/2041	257,000	276,221
5.88%, 11/15/2040	275,000	307,024
6.55%, 5/1/2037	448,000	535,781
6.75%, 6/15/2039	852,000	1,037,497
7.30%, 7/1/2038	471,000	594,675
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	473,000	653,383
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	175,000	211,846
Series B, 7.00%, 3/1/2032	123,000	182,039
Series GMTN, 4.13%, 6/1/2044 (c)	54,000	64,961
Series MTN, 3.00%, 7/30/2046 (c)	143,000	143,845
Series MTN, 3.70%, 12/1/2042	107,000	119,654
Viacom, Inc.:
Security Description	Principal Amount	Value
4.38%, 3/15/2043	$535,000	$552,280
5.25%, 4/1/2044	318,000	362,676
5.85%, 9/1/2043	140,000	171,475
6.88%, 4/30/2036	316,000	416,956
Walt Disney Co.:
2.75%, 9/1/2049	590,000	567,963
4.75%, 9/15/2044 (e)	245,000	317,077
4.75%, 11/15/2046 (c) (e)	49,000	63,978
4.95%, 10/15/2045 (e)	137,000	182,942
5.40%, 10/1/2043 (e)	256,000	355,845
6.20%, 12/15/2034 (e)	396,000	562,558
6.40%, 12/15/2035 (e)	77,000	110,709
6.55%, 3/15/2033 (e)	94,000	133,329
6.65%, 11/15/2037 (e)	361,000	543,301
Series E, 4.13%, 12/1/2041	166,000	196,752
Warner Media LLC:
4.85%, 7/15/2045	300,000	313,956
5.35%, 12/15/2043	18,000	20,187
6.10%, 7/15/2040	60,000	73,745
6.20%, 3/15/2040	72,000	89,700
		34,263,819
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	35,000	38,892
4.38%, 6/15/2045	169,000	200,547
Valmont Industries, Inc. 5.25%, 10/1/2054	356,000	367,584
		607,023
MINING — 1.3%
Barrick Gold Corp.:
5.25%, 4/1/2042	221,000	268,707
6.45%, 10/15/2035	195,000	251,852
Barrick North America Finance LLC:
5.70%, 5/30/2041	244,000	307,743
5.75%, 5/1/2043	254,000	332,643
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	217,000	279,127
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	164,000	188,162
5.00%, 9/30/2043	888,000	1,145,600
Newmont Goldcorp Corp. 2.80%, 10/1/2029	110,000	108,911
Newmont Mining Corp.:
4.88%, 3/15/2042	54,000	63,482
5.45%, 6/9/2044	473,000	592,291
5.88%, 4/1/2035	258,000	328,390
6.25%, 10/1/2039	86,000	114,828
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	68,000	87,972
6.13%, 12/15/2033	80,000	108,579
7.25%, 3/15/2031	51,000	71,645

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	$252,000	$291,559
4.75%, 3/22/2042	525,000	651,966
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	252,000	327,116
Southern Copper Corp.:
5.25%, 11/8/2042	518,000	584,004
5.88%, 4/23/2045	523,000	636,690
6.75%, 4/16/2040	309,000	402,216
7.50%, 7/27/2035	230,000	308,186
Teck Resources, Ltd.:
5.20%, 3/1/2042	219,000	218,514
5.40%, 2/1/2043	204,000	207,890
6.00%, 8/15/2040	88,000	95,006
6.13%, 10/1/2035	280,000	316,728
6.25%, 7/15/2041	340,000	377,917
		8,667,724
MISCELLANEOUS MANUFACTURER — 1.5%
3M Co.:
3.25%, 8/26/2049	145,000	145,232
Series MTN, 3.13%, 9/19/2046	150,000	145,584
Series MTN, 3.63%, 10/15/2047	180,000	189,234
Series MTN, 3.88%, 6/15/2044	142,000	155,020
Series MTN, 4.00%, 9/14/2048	377,000	423,390
Series MTN, 5.70%, 3/15/2037	133,000	179,429
Eaton Corp.:
3.92%, 9/15/2047	157,000	168,775
4.00%, 11/2/2032	81,000	92,612
4.15%, 11/2/2042	189,000	208,853
General Electric Co.:
4.13%, 10/9/2042	46,000	46,299
4.50%, 3/11/2044	868,000	928,040
Series GMTN, 6.15%, 8/7/2037	784,000	963,183
Series GMTN, 6.88%, 1/10/2039	829,000	1,100,224
Series MTN, 5.88%, 1/14/2038	974,000	1,170,787
Series MTNA, 6.75%, 3/15/2032	1,019,000	1,278,926
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	402,000	468,495
4.88%, 9/15/2041	130,000	167,084
Ingersoll-Rand Global Holding Co., Ltd.:
4.30%, 2/21/2048	50,000	55,220
5.75%, 6/15/2043	81,000	104,563
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	250,000	285,567
Parker-Hannifin Corp.:
4.00%, 6/14/2049	438,000	481,217
4.10%, 3/1/2047	155,000	170,624
Series MTN, 4.45%, 11/21/2044	137,000	157,697
Series MTN, 6.25%, 5/15/2038	207,000	280,394
Textron, Inc. 3.90%, 9/17/2029	50,000	53,507
		9,419,956
Security Description	Principal Amount	Value
OIL & GAS — 5.4%
Apache Corp.:
4.25%, 1/15/2030	$250,000	$253,865
4.25%, 1/15/2044	465,000	416,891
4.75%, 4/15/2043	365,000	349,214
5.10%, 9/1/2040	190,000	190,348
5.25%, 2/1/2042	184,000	187,007
5.35%, 7/1/2049	300,000	311,340
Burlington Resources LLC:
5.95%, 10/15/2036	259,000	348,712
7.20%, 8/15/2031	68,000	96,442
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	670,000	852,923
6.50%, 2/15/2037	265,000	342,693
7.20%, 1/15/2032	163,000	218,793
Series GMTN, 4.95%, 6/1/2047	320,000	379,232
Cenovus Energy, Inc.:
5.25%, 6/15/2037	193,000	210,235
5.40%, 6/15/2047 (c)	403,000	453,411
6.75%, 11/15/2039	325,500	396,967
Concho Resources, Inc.:
4.85%, 8/15/2048	330,000	377,246
4.88%, 10/1/2047	79,000	90,051
Conoco Funding Co. 7.25%, 10/15/2031	140,000	199,111
ConocoPhillips 5.90%, 5/15/2038	335,000	454,226
ConocoPhillips Co.:
4.30%, 11/15/2044	315,000	364,830
5.90%, 10/15/2032	55,000	72,340
5.95%, 3/15/2046	264,000	378,544
6.50%, 2/1/2039	773,000	1,120,989
ConocoPhillips Holding Co. 6.95%, 4/15/2029	310,000	421,727
Continental Resources, Inc. 4.90%, 6/1/2044	145,000	146,447
Devon Energy Corp.:
4.75%, 5/15/2042	497,000	548,166
5.00%, 6/15/2045	356,000	412,433
5.60%, 7/15/2041	430,000	521,672
7.95%, 4/15/2032	40,000	57,340
Encana Corp.:
6.50%, 8/15/2034	169,000	205,088
6.50%, 2/1/2038	106,000	126,970
6.63%, 8/15/2037	333,000	405,531
7.20%, 11/1/2031	76,000	94,373
8.13%, 9/15/2030	352,000	457,368
EOG Resources, Inc. 3.90%, 4/1/2035	113,000	125,724
Exxon Mobil Corp.:
3.00%, 8/16/2039	350,000	352,233
3.10%, 8/16/2049	400,000	402,336
3.57%, 3/6/2045	367,000	398,129
4.11%, 3/1/2046	643,000	760,354
Hess Corp.:
5.60%, 2/15/2041	119,000	131,793

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 4/1/2047	$185,000	$212,289
6.00%, 1/15/2040	150,000	169,487
7.13%, 3/15/2033	24,000	29,814
7.30%, 8/15/2031	423,000	523,484
7.88%, 10/1/2029	586,000	738,518
Husky Energy, Inc. 6.80%, 9/15/2037	145,000	187,965
Marathon Oil Corp.:
5.20%, 6/1/2045	51,000	57,419
6.60%, 10/1/2037	246,000	308,836
6.80%, 3/15/2032	251,000	313,311
Marathon Petroleum Corp.:
4.50%, 4/1/2048	158,000	164,595
4.75%, 9/15/2044	278,000	297,696
5.00%, 9/15/2054	100,000	106,628
6.50%, 3/1/2041	677,000	843,346
Noble Energy, Inc.:
3.25%, 10/15/2029 (f)	250,000	248,112
4.20%, 10/15/2049 (f)	250,000	247,650
4.95%, 8/15/2047	137,000	149,653
5.05%, 11/15/2044	182,000	198,014
5.25%, 11/15/2043	249,000	277,503
6.00%, 3/1/2041	352,000	418,648
Occidental Petroleum Corp.:
4.10%, 2/15/2047	472,000	460,809
4.20%, 3/15/2048	120,000	118,902
4.30%, 8/15/2039	115,000	118,211
4.40%, 4/15/2046	481,000	490,096
4.40%, 8/15/2049	395,000	405,598
4.50%, 7/15/2044	204,000	209,008
4.63%, 6/15/2045	115,000	118,855
6.20%, 3/15/2040	188,000	228,279
6.45%, 9/15/2036	747,000	922,373
6.60%, 3/15/2046	373,000	487,060
7.50%, 5/1/2031	227,000	297,472
7.88%, 9/15/2031	305,000	413,421
Petro-Canada:
5.35%, 7/15/2033	51,000	62,237
5.95%, 5/15/2035	184,000	235,391
6.80%, 5/15/2038	511,000	720,203
Phillips 66:
4.65%, 11/15/2034	208,000	240,406
4.88%, 11/15/2044	741,000	881,168
5.88%, 5/1/2042	419,000	555,343
Shell International Finance B.V.:
3.63%, 8/21/2042	174,000	187,005
3.75%, 9/12/2046	281,000	312,747
4.00%, 5/10/2046	868,000	999,085
4.13%, 5/11/2035	517,000	596,148
4.38%, 5/11/2045	828,000	1,001,930
4.55%, 8/12/2043	378,000	462,494
5.50%, 3/25/2040	314,000	422,993
6.38%, 12/15/2038	863,000	1,258,996
Suncor Energy, Inc.:
4.00%, 11/15/2047	265,000	283,425
Security Description	Principal Amount	Value
5.95%, 12/1/2034	$93,000	$120,849
6.50%, 6/15/2038	243,000	335,393
6.85%, 6/1/2039	351,000	500,898
7.15%, 2/1/2032	137,000	188,559
Total Capital International SA:
2.83%, 1/10/2030	252,000	258,917
3.46%, 7/12/2049	475,000	502,023
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	111,817
6.63%, 6/15/2037	439,000	567,214
7.50%, 4/15/2032	183,000	247,656
10.50%, 3/15/2039	51,000	86,493
		34,535,536
OIL & GAS SERVICES — 0.5%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	523,000	598,322
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	274,000	275,712
Halliburton Co.:
4.50%, 11/15/2041	65,000	67,889
4.75%, 8/1/2043	935,000	1,012,848
5.00%, 11/15/2045	553,000	619,006
6.70%, 9/15/2038	212,000	278,225
7.45%, 9/15/2039	228,000	325,662
National Oilwell Varco, Inc. 3.95%, 12/1/2042	369,000	338,960
		3,516,624
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	89,000	110,374
WestRock MWV LLC 7.95%, 2/15/2031	172,000	237,534
WRKCo, Inc. 4.20%, 6/1/2032	104,000	113,988
		461,896
PHARMACEUTICALS — 6.2%
AbbVie, Inc.:
4.30%, 5/14/2036	222,000	234,496
4.40%, 11/6/2042	483,000	499,915
4.45%, 5/14/2046	486,000	502,767
4.50%, 5/14/2035	971,000	1,048,476
4.70%, 5/14/2045	861,000	920,400
4.88%, 11/14/2048	929,000	1,024,798
Allergan Finance LLC 4.63%, 10/1/2042	387,000	403,537
Allergan Funding SCS:
4.55%, 3/15/2035	575,000	611,357
4.75%, 3/15/2045	220,000	233,449
4.85%, 6/15/2044	150,000	161,183
AmerisourceBergen Corp.:
4.25%, 3/1/2045	100,000	101,077
4.30%, 12/15/2047	172,000	175,172

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
AstraZeneca PLC:
4.00%, 9/18/2042	$149,000	$164,286
4.38%, 11/16/2045	57,000	66,882
4.38%, 8/17/2048 (c)	435,000	516,127
6.45%, 9/15/2037	991,000	1,399,936
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	125,000	125,769
3.40%, 7/26/2029 (e)	360,000	384,462
4.13%, 6/15/2039 (e)	280,000	317,747
4.25%, 10/26/2049 (e)	1,094,000	1,269,970
4.50%, 3/1/2044 (c)	95,000	113,242
Cardinal Health, Inc. 4.90%, 9/15/2045	378,000	386,097
Cigna Corp.:
4.80%, 8/15/2038	699,000	785,473
4.90%, 12/15/2048	895,000	1,027,245
CVS Health Corp.:
4.78%, 3/25/2038	850,000	936,394
4.88%, 7/20/2035	166,000	185,057
5.05%, 3/25/2048	2,424,000	2,756,936
5.13%, 7/20/2045	1,539,000	1,746,042
5.30%, 12/5/2043	220,000	254,003
6.13%, 9/15/2039	516,000	639,278
Eli Lilly & Co.:
3.70%, 3/1/2045	293,000	323,100
3.88%, 3/15/2039	128,000	146,509
3.95%, 5/15/2047	254,000	291,991
3.95%, 3/15/2049	465,000	539,154
4.15%, 3/15/2059	285,000	335,781
5.55%, 3/15/2037	153,000	201,630
Express Scripts Holding Co.:
4.80%, 7/15/2046	464,000	521,879
6.13%, 11/15/2041	136,000	172,298
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	126,000	162,622
6.38%, 5/15/2038	991,000	1,421,669
Johnson & Johnson:
3.40%, 1/15/2038	385,000	416,270
3.50%, 1/15/2048	120,000	132,089
3.55%, 3/1/2036	472,000	517,845
3.63%, 3/3/2037	462,000	515,906
3.70%, 3/1/2046	443,000	500,882
3.75%, 3/3/2047	468,000	532,954
4.38%, 12/5/2033	80,000	95,153
4.50%, 9/1/2040	332,000	408,981
4.50%, 12/5/2043	119,000	148,984
4.85%, 5/15/2041	148,000	188,997
4.95%, 5/15/2033	265,000	334,271
5.85%, 7/15/2038	274,000	384,926
5.95%, 8/15/2037	25,000	35,265
6.95%, 9/1/2029	73,000	101,959
McKesson Corp. 4.88%, 3/15/2044	150,000	164,784
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	111,000	135,110
Security Description	Principal Amount	Value
5.90%, 11/1/2039	$181,000	$248,162
Merck & Co., Inc.:
3.60%, 9/15/2042	338,000	372,682
3.70%, 2/10/2045	844,000	949,694
3.90%, 3/7/2039	255,000	294,716
4.00%, 3/7/2049	480,000	571,694
4.15%, 5/18/2043	303,000	363,645
6.55%, 9/15/2037	15,000	21,929
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	177,000	240,244
Mylan NV 5.25%, 6/15/2046	274,000	291,509
Mylan, Inc.:
5.20%, 4/15/2048	200,000	212,372
5.40%, 11/29/2043	310,000	329,273
Novartis Capital Corp.:
3.70%, 9/21/2042	269,000	299,940
4.00%, 11/20/2045	270,000	317,374
4.40%, 5/6/2044	608,000	751,379
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	97,000	90,691
Pfizer, Inc.:
3.90%, 3/15/2039	220,000	248,864
4.00%, 12/15/2036	341,000	389,357
4.00%, 3/15/2049	401,000	462,738
4.13%, 12/15/2046	307,000	357,941
4.20%, 9/15/2048	282,000	333,428
4.30%, 6/15/2043	81,000	95,774
4.40%, 5/15/2044	428,000	512,915
5.60%, 9/15/2040	440,000	594,915
7.20%, 3/15/2039	610,000	955,900
Wyeth LLC:
5.95%, 4/1/2037	376,000	515,169
6.00%, 2/15/2036	96,000	130,800
6.50%, 2/1/2034	749,000	1,055,438
Zoetis, Inc.:
3.95%, 9/12/2047	71,000	77,389
4.70%, 2/1/2043	533,000	638,870
		39,447,384
PIPELINES — 5.0%
Buckeye Partners L.P. 5.85%, 11/15/2043	100,000	84,627
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	125,000	157,823
Enable Midstream Partners L.P. 5.00%, 5/15/2044	113,000	103,128
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	120,000	140,540
7.38%, 10/15/2045	136,000	202,624
Series B, 7.50%, 4/15/2038	109,000	154,921
Enbridge, Inc.:
4.50%, 6/10/2044	206,000	222,773
5.50%, 12/1/2046	181,000	229,492
Energy Transfer Operating L.P.:
5.15%, 3/15/2045	217,000	228,256

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 4/15/2047	$485,000	$521,283
5.95%, 10/1/2043	219,000	248,845
6.05%, 6/1/2041	355,000	407,661
6.13%, 12/15/2045	77,000	90,467
6.25%, 4/15/2049	573,000	696,264
6.50%, 2/1/2042	350,000	420,476
6.63%, 10/15/2036	209,000	255,187
7.50%, 7/1/2038	59,000	76,325
Series 30Y, 6.00%, 6/15/2048	465,000	547,510
Enterprise Products Operating LLC:
3.13%, 7/31/2029	454,000	466,703
4.20%, 1/31/2050	210,000	225,502
4.25%, 2/15/2048	335,000	361,582
4.45%, 2/15/2043	621,000	680,231
4.80%, 2/1/2049	462,000	536,364
4.85%, 8/15/2042	223,000	256,082
4.85%, 3/15/2044	569,000	652,620
4.95%, 10/15/2054	375,000	438,866
5.10%, 2/15/2045	362,000	427,236
5.70%, 2/15/2042	116,000	145,603
5.95%, 2/1/2041	97,000	123,664
6.13%, 10/15/2039	171,000	222,474
6.45%, 9/1/2040	155,000	207,798
Series D, 6.88%, 3/1/2033	32,000	43,755
Series H, 6.65%, 10/15/2034	211,000	289,901
EQM Midstream Partners L.P. Series 30Y, 6.50%, 7/15/2048	130,000	125,388
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	217,000	229,627
5.00%, 8/15/2042	150,000	164,433
5.00%, 3/1/2043	470,000	515,082
5.40%, 9/1/2044	79,000	90,305
5.50%, 3/1/2044	93,000	107,831
5.63%, 9/1/2041	126,000	144,373
5.80%, 3/15/2035	357,000	417,551
6.38%, 3/1/2041	351,000	437,771
6.55%, 9/15/2040	234,000	291,227
7.30%, 8/15/2033	80,000	107,475
7.40%, 3/15/2031	146,000	190,429
7.50%, 11/15/2040	372,000	510,157
Series MTN, 6.95%, 1/15/2038	174,000	226,398
Kinder Morgan, Inc.:
5.05%, 2/15/2046	164,000	181,988
5.20%, 3/1/2048	370,000	425,940
5.30%, 12/1/2034	330,000	380,150
5.55%, 6/1/2045	703,000	827,972
Series GMTN, 7.75%, 1/15/2032	155,000	214,627
Series GMTN, 7.80%, 8/1/2031	160,000	217,550
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	200,000	203,520
4.20%, 12/1/2042	51,000	51,528
4.20%, 10/3/2047	358,000	374,715
4.25%, 9/15/2046	52,000	55,036
4.85%, 2/1/2049	150,000	173,840
5.15%, 10/15/2043	170,000	200,270
Security Description	Principal Amount	Value
MPLX L.P.:
4.50%, 4/15/2038	$379,000	$392,962
4.70%, 4/15/2048	521,000	543,486
4.90%, 4/15/2058	277,000	285,077
5.20%, 3/1/2047	399,000	442,040
5.20%, 12/1/2047 (e)	121,000	132,056
5.50%, 2/15/2049	410,000	476,436
ONEOK Partners L.P.:
6.13%, 2/1/2041	169,000	203,324
6.20%, 9/15/2043	223,000	272,392
6.65%, 10/1/2036	73,000	90,779
6.85%, 10/15/2037	166,000	212,183
ONEOK, Inc.:
4.45%, 9/1/2049	320,000	320,755
4.95%, 7/13/2047	223,000	239,306
5.20%, 7/15/2048	208,000	230,813
6.00%, 6/15/2035	293,000	343,267
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	300,000	296,196
4.68%, 2/15/2045	111,000	119,180
4.90%, 10/1/2046	127,000	142,635
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	300,000	293,982
4.30%, 1/31/2043	125,000	115,215
4.70%, 6/15/2044	373,000	363,462
4.90%, 2/15/2045	152,000	152,681
5.15%, 6/1/2042	188,000	190,976
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	236,000	256,136
5.95%, 9/25/2043	271,000	341,647
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	238,000	240,418
5.30%, 4/1/2044	162,000	171,299
5.35%, 5/15/2045	205,000	220,164
5.40%, 10/1/2047	523,000	571,168
6.10%, 2/15/2042	183,000	209,323
6.85%, 2/15/2040	81,000	99,580
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	237,000	318,149
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	151,000	203,865
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	348,000	394,639
4.75%, 5/15/2038	100,000	114,117
4.88%, 5/15/2048	280,000	324,304
5.00%, 10/16/2043	508,000	585,770
5.10%, 3/15/2049	447,000	535,810
5.60%, 3/31/2034	134,000	164,326
5.85%, 3/15/2036	32,000	39,701
6.10%, 6/1/2040	104,000	134,563
6.20%, 10/15/2037	301,000	389,121
7.25%, 8/15/2038	122,000	174,364
7.63%, 1/15/2039	373,000	554,319

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	$74,000	$78,690
4.60%, 3/15/2048	146,000	160,480
5.40%, 8/15/2041	188,000	223,241
Western Gas Partners L.P. 5.45%, 4/1/2044	217,000	191,694
Western Midstream Operating L.P.:
5.30%, 3/1/2048	155,000	134,261
5.50%, 8/15/2048	160,000	142,059
Williams Cos., Inc.:
4.85%, 3/1/2048	104,000	111,536
4.90%, 1/15/2045	299,000	318,196
5.10%, 9/15/2045	458,000	503,873
5.40%, 3/4/2044	290,000	324,153
5.75%, 6/24/2044	251,000	296,614
6.30%, 4/15/2040	497,000	607,140
Series A, 7.50%, 1/15/2031	19,000	24,836
		31,750,525
REAL ESTATE INVESTMENT TRUSTS — 1.6%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	150,000	148,094
3.38%, 8/15/2031	180,000	188,163
4.00%, 2/1/2050	350,000	381,188
4.85%, 4/15/2049	160,000	197,546
American Tower Corp.:
3.70%, 10/15/2049	200,000	199,422
3.80%, 8/15/2029	175,000	186,701
AvalonBay Communities, Inc.:
Series MTN, 3.30%, 6/1/2029 (c)	6,000	6,335
Series MTN, 4.15%, 7/1/2047	133,000	155,360
Series MTN, 4.35%, 4/15/2048	100,000	120,191
Boston Properties L.P. 2.90%, 3/15/2030	400,000	398,580
Camden Property Trust 3.35%, 11/1/2049 (f)	40,000	40,408
Crown Castle International Corp.:
3.10%, 11/15/2029	200,000	201,988
4.00%, 11/15/2049	125,000	131,340
4.75%, 5/15/2047	90,000	104,819
5.20%, 2/15/2049	100,000	124,545
ERP Operating L.P.:
2.50%, 2/15/2030	175,000	172,422
4.00%, 8/1/2047	37,000	41,759
4.50%, 7/1/2044	340,000	407,208
4.50%, 6/1/2045	12,000	14,453
Essex Portfolio L.P.:
3.00%, 1/15/2030	200,000	202,014
4.50%, 3/15/2048	100,000	114,939
Federal Realty Investment Trust 4.50%, 12/1/2044	179,000	210,833
Security Description	Principal Amount	Value
GLP Capital L.P./GLP Financing II, Inc. 4.00%, 1/15/2030	$590,000	$594,879
HCP, Inc. 6.75%, 2/1/2041	90,000	126,864
Healthcare Trust of America Holdings L.P. 3.10%, 2/15/2030	100,000	99,885
Highwoods Realty L.P. 3.05%, 2/15/2030	100,000	98,269
Hospitality Properties Trust 4.38%, 2/15/2030	1,000	956
Host Hotels & Resorts L.P. Series H, 3.38%, 12/15/2029	300,000	300,021
Hudson Pacific Properties L.P. 3.25%, 1/15/2030 (f)	100,000	99,103
Kilroy Realty L.P.:
3.05%, 2/15/2030	100,000	98,245
4.25%, 8/15/2029	184,000	199,528
Kimco Realty Corp.:
3.70%, 10/1/2049	100,000	97,538
4.13%, 12/1/2046	237,000	247,229
4.25%, 4/1/2045	25,000	26,812
4.45%, 9/1/2047	87,000	95,516
Life Storage L.P. 4.00%, 6/15/2029	9,000	9,588
National Retail Properties, Inc. 4.80%, 10/15/2048	60,000	72,376
Omega Healthcare Investors, Inc. 3.63%, 10/1/2029	200,000	199,498
Prologis L.P. 4.38%, 9/15/2048	50,000	61,710
Realty Income Corp. 4.65%, 3/15/2047	127,000	157,002
Regency Centers L.P.:
2.95%, 9/15/2029	175,000	174,512
4.40%, 2/1/2047	62,000	70,857
4.65%, 3/15/2049	125,000	149,504
Service Properties Trust 4.95%, 10/1/2029	200,000	198,758
Simon Property Group L.P.:
3.25%, 9/13/2049	200,000	195,706
4.25%, 10/1/2044	303,000	347,120
4.25%, 11/30/2046	124,000	142,630
4.75%, 3/15/2042	165,000	200,015
6.75%, 2/1/2040	115,000	168,760
Spirit Realty L.P. 3.40%, 1/15/2030	200,000	198,994
UDR, Inc.:
3.00%, 8/15/2031	200,000	200,524
Series MTN, 3.20%, 1/15/2030	102,000	104,843
Ventas Realty L.P.:
3.00%, 1/15/2030	250,000	247,985
4.38%, 2/1/2045	61,000	66,753
4.88%, 4/15/2049	123,000	146,277
5.70%, 9/30/2043	56,000	72,056

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Welltower, Inc.:
3.10%, 1/15/2030	$195,000	$195,417
4.95%, 9/1/2048	120,000	144,398
6.50%, 3/15/2041	131,000	176,868
Weyerhaeuser Co.:
4.00%, 11/15/2029	175,000	190,482
7.38%, 3/15/2032	305,000	426,878
		10,152,664
RETAIL — 3.4%
Darden Restaurants, Inc. 4.55%, 2/15/2048	159,000	167,837
Home Depot, Inc.:
3.50%, 9/15/2056	347,000	369,211
3.90%, 6/15/2047	359,000	410,438
4.20%, 4/1/2043	364,000	426,208
4.25%, 4/1/2046	60,000	71,523
4.40%, 3/15/2045	474,000	571,909
4.50%, 12/6/2048	592,000	738,786
4.88%, 2/15/2044	239,000	307,232
5.40%, 9/15/2040	154,000	205,063
5.88%, 12/16/2036	1,147,000	1,586,026
5.95%, 4/1/2041	363,000	516,643
Kohl's Corp. 5.55%, 7/17/2045	290,000	298,973
Lowe's Cos., Inc.:
3.70%, 4/15/2046	420,000	422,789
4.05%, 5/3/2047	464,000	494,030
4.25%, 9/15/2044	95,000	101,922
4.38%, 9/15/2045	350,000	385,928
4.55%, 4/5/2049	326,000	375,986
4.65%, 4/15/2042	391,000	442,311
5.50%, 10/15/2035	284,000	340,414
Macy's Retail Holdings, Inc. 4.50%, 12/15/2034	100,000	92,246
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	518,000	525,501
Series MTN, 3.63%, 9/1/2049	315,000	320,352
Series MTN, 3.70%, 2/15/2042	501,000	515,529
Series MTN, 4.45%, 3/1/2047	140,000	160,619
Series MTN, 4.45%, 9/1/2048	110,000	126,951
Series MTN, 4.60%, 5/26/2045	183,000	213,100
Series MTN, 4.70%, 12/9/2035	278,000	330,256
Series MTN, 4.88%, 7/15/2040	150,000	178,115
Series MTN, 4.88%, 12/9/2045	271,000	327,495
Series MTN, 5.70%, 2/1/2039	250,000	325,755
Series MTN, 6.30%, 10/15/2037	80,000	109,944
Series MTN, 6.30%, 3/1/2038	197,000	268,747
Nordstrom, Inc. 5.00%, 1/15/2044	101,000	94,004
QVC, Inc. 5.45%, 8/15/2034	114,000	115,362
Starbucks Corp.:
3.55%, 8/15/2029	376,000	405,621
3.75%, 12/1/2047	65,000	67,149
4.30%, 6/15/2045	127,000	139,871
Security Description	Principal Amount	Value
4.45%, 8/15/2049	$180,000	$208,435
4.50%, 11/15/2048	45,000	52,362
Target Corp.:
3.63%, 4/15/2046	922,000	1,010,106
3.90%, 11/15/2047	147,000	168,102
4.00%, 7/1/2042	428,000	491,952
6.50%, 10/15/2037	135,000	200,511
Walgreen Co. 4.40%, 9/15/2042	90,000	90,107
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	165,000	175,532
4.65%, 6/1/2046	164,000	170,903
4.80%, 11/18/2044	595,000	627,225
Walmart, Inc.:
2.95%, 9/24/2049	250,000	252,655
3.25%, 7/8/2029	658,000	710,699
3.63%, 12/15/2047	334,000	373,763
3.95%, 6/28/2038	311,000	363,596
4.00%, 4/11/2043	559,000	651,436
4.05%, 6/29/2048	600,000	720,828
4.30%, 4/22/2044	418,000	512,878
4.88%, 7/8/2040	300,000	386,622
5.00%, 10/25/2040	150,000	196,631
5.25%, 9/1/2035	285,000	378,263
5.63%, 4/1/2040	172,000	240,822
5.63%, 4/15/2041	437,000	618,141
6.20%, 4/15/2038	166,000	247,911
6.50%, 8/15/2037	287,000	435,789
7.55%, 2/15/2030	15,000	21,957
		21,857,072
SEMICONDUCTORS — 0.9%
Analog Devices, Inc. 5.30%, 12/15/2045	134,000	167,362
Applied Materials, Inc.:
4.35%, 4/1/2047 (c)	269,000	328,056
5.10%, 10/1/2035	51,000	65,241
5.85%, 6/15/2041 (c)	174,000	237,957
Intel Corp.:
3.73%, 12/8/2047	360,000	402,120
4.00%, 12/15/2032	296,000	344,781
4.10%, 5/19/2046	656,000	762,738
4.10%, 5/11/2047	418,000	490,034
4.80%, 10/1/2041	400,000	504,472
4.90%, 7/29/2045	96,000	122,931
KLA-Tencor Corp. 5.00%, 3/15/2049	110,000	135,642
Lam Research Corp. 4.88%, 3/15/2049	50,000	61,146
Micron Technology, Inc. 4.66%, 2/15/2030	200,000	208,018
QUALCOMM, Inc.:
4.30%, 5/20/2047	488,000	544,135
4.65%, 5/20/2035	188,000	221,261
4.80%, 5/20/2045	418,000	498,461
Texas Instruments, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 3/15/2039	$195,000	$225,334
4.15%, 5/15/2048	516,000	631,563
		5,951,252
SOFTWARE — 3.3%
Activision Blizzard, Inc. 4.50%, 6/15/2047	72,000	81,560
Fidelity National Information Services, Inc.:
4.50%, 8/15/2046	125,000	145,332
Series 30Y, 4.75%, 5/15/2048	31,000	37,609
Fiserv, Inc. 4.40%, 7/1/2049	725,000	813,044
Microsoft Corp.:
3.45%, 8/8/2036	705,000	777,009
3.50%, 2/12/2035	630,000	695,942
3.50%, 11/15/2042	104,000	114,578
3.70%, 8/8/2046	1,464,000	1,676,163
3.75%, 5/1/2043	340,000	388,515
3.75%, 2/12/2045	715,000	819,283
3.95%, 8/8/2056	844,000	998,477
4.00%, 2/12/2055	761,000	906,435
4.10%, 2/6/2037	841,000	999,167
4.20%, 11/3/2035	256,000	305,626
4.45%, 11/3/2045	955,000	1,207,769
4.50%, 10/1/2040	387,000	485,933
4.50%, 2/6/2057	546,000	709,489
4.88%, 12/15/2043	98,000	129,705
5.20%, 6/1/2039	149,000	202,519
5.30%, 2/8/2041	370,000	511,828
4.25%, 2/6/2047	886,000	1,106,437
Oracle Corp.:
3.25%, 5/15/2030	430,000	456,165
3.80%, 11/15/2037	599,000	657,091
3.85%, 7/15/2036	626,000	689,007
3.90%, 5/15/2035	425,000	472,659
4.00%, 7/15/2046	613,000	685,083
4.00%, 11/15/2047	343,000	383,947
4.13%, 5/15/2045	1,199,000	1,352,975
4.30%, 7/8/2034	486,000	564,538
4.38%, 5/15/2055	538,000	632,037
4.50%, 7/8/2044	189,000	224,349
5.38%, 7/15/2040	562,000	730,409
6.13%, 7/8/2039	525,000	741,751
6.50%, 4/15/2038	228,000	330,053
		21,032,484
TELECOMMUNICATIONS — 8.6%
America Movil SAB de CV:
4.38%, 7/16/2042 (c)	478,000	542,649
4.38%, 4/22/2049	355,000	409,439
6.13%, 11/15/2037	70,000	94,029
6.13%, 3/30/2040	766,000	1,042,909
6.38%, 3/1/2035	202,000	274,657
AT&T, Inc.:
Security Description	Principal Amount	Value
4.30%, 2/15/2030	$641,000	$705,626
4.30%, 12/15/2042	678,000	707,629
4.35%, 6/15/2045	1,026,000	1,078,572
4.50%, 5/15/2035	863,000	945,486
4.50%, 3/9/2048	607,000	652,604
4.55%, 3/9/2049	760,000	821,355
4.65%, 6/1/2044	119,000	127,788
4.75%, 5/15/2046	1,110,000	1,233,454
4.80%, 6/15/2044	735,000	814,527
4.85%, 3/1/2039	231,000	261,862
4.85%, 7/15/2045	30,000	33,448
4.90%, 8/15/2037	125,000	142,225
4.90%, 6/15/2042	273,000	304,695
5.15%, 3/15/2042	689,000	790,035
5.15%, 11/15/2046	623,000	722,001
5.15%, 2/15/2050	695,000	814,220
5.25%, 3/1/2037	191,000	224,582
5.30%, 8/15/2058	200,000	234,010
5.35%, 9/1/2040	451,000	528,870
5.35%, 12/15/2043	184,000	216,831
5.38%, 10/15/2041	101,000	117,103
5.45%, 3/1/2047	587,000	708,497
5.55%, 8/15/2041	636,000	755,422
5.65%, 2/15/2047	350,000	433,646
5.70%, 3/1/2057	797,000	999,486
6.00%, 8/15/2040	485,000	602,331
6.10%, 7/15/2040	173,000	216,932
6.15%, 9/15/2034	474,000	590,722
6.20%, 3/15/2040	150,000	189,455
6.25%, 3/29/2041	120,000	151,874
6.30%, 1/15/2038	187,000	239,222
6.35%, 3/15/2040	317,000	409,447
6.38%, 3/1/2041	510,000	658,619
6.50%, 9/1/2037	485,000	630,214
6.55%, 2/15/2039	150,000	197,102
Bell Canada, Inc.:
4.30%, 7/29/2049	110,000	126,314
4.46%, 4/1/2048	348,000	407,581
British Telecommunications PLC 9.63%, 12/15/2030	761,000	1,161,514
Cisco Systems, Inc.:
5.50%, 1/15/2040	496,000	682,407
5.90%, 2/15/2039	757,000	1,078,854
Corning, Inc.:
4.38%, 11/15/2057	341,000	351,840
5.85%, 11/15/2068	100,000	122,138
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	1,189,000	1,752,729
9.25%, 6/1/2032	86,000	135,229
Juniper Networks, Inc. 5.95%, 3/15/2041	120,000	131,143
Koninklijke KPN NV 8.38%, 10/1/2030	281,000	383,478
Motorola Solutions, Inc. 5.50%, 9/1/2044	133,000	140,072

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Orange SA:
5.38%, 1/13/2042	$183,000	$234,696
5.50%, 2/6/2044	140,000	184,436
9.00%, 3/1/2031	753,000	1,172,963
Rogers Communications, Inc.:
4.30%, 2/15/2048	252,000	287,237
4.35%, 5/1/2049	390,000	448,769
4.50%, 3/15/2043	150,000	171,993
5.00%, 3/15/2044	152,000	186,910
5.45%, 10/1/2043	300,000	383,697
7.50%, 8/15/2038	225,000	338,747
Telefonica Emisiones SA:
4.67%, 3/6/2038	214,000	234,486
4.90%, 3/6/2048	373,000	416,697
5.21%, 3/8/2047	1,055,000	1,223,135
5.52%, 3/1/2049	440,000	534,318
7.05%, 6/20/2036	564,000	775,962
Telefonica Europe B.V. 8.25%, 9/15/2030	291,000	421,839
TELUS Corp.:
4.30%, 6/15/2049	275,000	312,040
4.60%, 11/16/2048	150,000	177,369
Verizon Communications, Inc.:
3.85%, 11/1/2042	471,000	503,951
4.02%, 12/3/2029	1,897,000	2,114,453
4.13%, 8/15/2046	690,000	768,646
4.27%, 1/15/2036	647,000	728,373
4.40%, 11/1/2034	575,000	656,391
4.50%, 8/10/2033	1,012,000	1,175,225
4.52%, 9/15/2048	987,000	1,161,413
4.67%, 3/15/2055	889,000	1,065,484
4.75%, 11/1/2041	622,000	737,966
4.81%, 3/15/2039	377,000	452,287
4.86%, 8/21/2046	1,140,000	1,390,960
5.01%, 4/15/2049	1,155,000	1,448,047
5.01%, 8/21/2054	597,000	752,477
5.25%, 3/16/2037	674,000	837,661
5.50%, 3/16/2047	749,000	990,126
5.85%, 9/15/2035	600,000	777,666
6.40%, 9/15/2033	4,000	5,369
6.40%, 2/15/2038	200,000	270,394
6.55%, 9/15/2043	188,000	274,636
Vodafone Group PLC:
4.25%, 9/17/2050	110,000	112,486
4.38%, 2/19/2043	639,000	663,371
4.88%, 6/19/2049	350,000	389,924
5.00%, 5/30/2038	300,000	341,715
5.13%, 6/19/2059	250,000	284,615
5.25%, 5/30/2048	930,000	1,076,363
6.15%, 2/27/2037	814,000	1,028,473
6.25%, 11/30/2032	221,000	278,453
7.88%, 2/15/2030	164,000	225,431
		55,114,524
Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
5.10%, 5/15/2044	$170,000	$174,945
6.35%, 3/15/2040	127,000	149,332
		324,277
TRANSPORTATION — 3.6%
Burlington Northern Santa Fe LLC:
3.55%, 2/15/2050	250,000	265,680
3.90%, 8/1/2046	133,000	148,299
4.05%, 6/15/2048	353,000	404,040
4.13%, 6/15/2047	45,000	52,080
4.15%, 4/1/2045	283,000	325,495
4.15%, 12/15/2048	380,000	444,091
4.38%, 9/1/2042	350,000	408,236
4.40%, 3/15/2042	134,000	156,921
4.45%, 3/15/2043	303,000	356,543
4.55%, 9/1/2044	326,000	390,127
4.70%, 9/1/2045	100,000	122,496
4.90%, 4/1/2044	387,000	484,857
4.95%, 9/15/2041	350,000	434,028
5.05%, 3/1/2041	150,000	188,061
5.15%, 9/1/2043	191,000	243,959
5.40%, 6/1/2041	311,000	404,029
6.15%, 5/1/2037	89,000	124,870
6.20%, 8/15/2036	82,000	114,500
Canadian National Railway Co.:
3.20%, 8/2/2046	125,000	129,666
3.65%, 2/3/2048	360,000	400,806
4.45%, 1/20/2049	200,000	253,120
6.20%, 6/1/2036	235,000	333,571
6.25%, 8/1/2034	111,000	155,922
6.38%, 11/15/2037	10,000	14,615
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	89,000	106,862
5.75%, 3/15/2033	30,000	38,164
5.75%, 1/15/2042	61,000	80,683
5.95%, 5/15/2037	9,000	12,028
6.13%, 9/15/2115	330,000	487,849
7.13%, 10/15/2031	156,000	220,497
CSX Corp.:
2.40%, 2/15/2030	75,000	73,657
3.35%, 9/15/2049	100,000	98,223
4.10%, 3/15/2044	175,000	190,125
4.25%, 11/1/2066	138,000	147,329
4.30%, 3/1/2048	527,000	591,895
4.40%, 3/1/2043	99,000	110,698
4.50%, 3/15/2049	257,000	298,346
4.50%, 8/1/2054	112,000	127,997
4.65%, 3/1/2068	95,000	108,387
4.75%, 5/30/2042	112,000	130,915
4.75%, 11/15/2048	243,000	291,622
5.50%, 4/15/2041	163,000	205,007
6.00%, 10/1/2036	164,000	211,078
6.15%, 5/1/2037	327,000	431,015

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.22%, 4/30/2040	$340,000	$457,548
FedEx Corp.:
3.10%, 8/5/2029	123,000	122,253
3.88%, 8/1/2042	184,000	177,946
3.90%, 2/1/2035	127,000	129,569
4.05%, 2/15/2048	295,000	289,091
4.40%, 1/15/2047	403,000	414,312
4.55%, 4/1/2046	557,000	584,360
4.75%, 11/15/2045	485,000	522,626
4.90%, 1/15/2034	122,000	140,202
5.10%, 1/15/2044	454,000	512,189
Kansas City Southern:
4.70%, 5/1/2048	150,000	178,041
4.95%, 8/15/2045	160,000	191,589
Norfolk Southern Corp.:
3.94%, 11/1/2047	88,000	96,066
3.95%, 10/1/2042	281,000	305,475
4.05%, 8/15/2052	377,000	414,708
4.10%, 5/15/2049	305,000	341,371
4.45%, 6/15/2045	285,000	330,041
4.65%, 1/15/2046	195,000	232,276
4.84%, 10/1/2041	196,000	235,943
5.10%, 8/1/2118	260,000	316,649
Union Pacific Corp.:
3.35%, 8/15/2046	300,000	296,718
3.38%, 2/1/2035	180,000	186,691
3.60%, 9/15/2037	78,000	82,308
3.80%, 10/1/2051	142,000	151,990
3.88%, 2/1/2055	150,000	157,338
3.95%, 8/15/2059	175,000	186,595
4.00%, 4/15/2047	99,000	110,414
4.05%, 11/15/2045	279,000	304,992
4.05%, 3/1/2046	154,000	169,295
4.10%, 9/15/2067	252,000	266,435
4.15%, 1/15/2045	407,000	450,158
4.25%, 4/15/2043	165,000	184,668
4.30%, 6/15/2042	34,000	38,266
4.30%, 3/1/2049	50,000	58,109
4.38%, 9/10/2038	279,000	322,424
4.38%, 11/15/2065	189,000	210,185
4.50%, 9/10/2048	445,000	529,746
4.75%, 9/15/2041	350,000	415,226
4.80%, 9/10/2058	200,000	244,216
4.82%, 2/1/2044	37,000	44,409
6.63%, 2/1/2029	25,000	32,710
Series MTN, 3.55%, 8/15/2039	140,000	146,908
United Parcel Service, Inc.:
3.40%, 11/15/2046	220,000	221,962
3.40%, 9/1/2049	100,000	100,960
4.25%, 3/15/2049	256,000	295,557
4.88%, 11/15/2040	586,000	706,634
6.20%, 1/15/2038	481,000	679,268
		22,904,826
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% (a)
GATX Corp. 5.20%, 3/15/2044	$66,000	$78,058
WATER — 0.3%
American Water Capital Corp.:
3.45%, 6/1/2029	6,000	6,386
3.75%, 9/1/2047	73,000	78,084
4.00%, 12/1/2046	262,000	289,358
4.15%, 6/1/2049	175,000	200,769
4.20%, 9/1/2048	260,000	299,104
4.30%, 12/1/2042	185,000	210,497
4.30%, 9/1/2045	275,000	316,456
6.59%, 10/15/2037	10,000	14,272
Aqua America, Inc. 4.28%, 5/1/2049	100,000	113,298
Veolia Environnement SA 6.75%, 6/1/2038	191,000	265,163
		1,793,387
TOTAL CORPORATE BONDS & NOTES (Cost $597,384,981)		631,856,469
	Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (g) (h)	3,035,608	3,035,912
State Street Navigator Securities Lending Portfolio III (i) (j)	3,150,338	3,150,338
TOTAL SHORT-TERM INVESTMENTS (Cost $6,186,250)		6,186,250
TOTAL INVESTMENTS — 99.5% (Cost $603,571,231)		638,042,719
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		3,047,139
NET ASSETS — 100.0%		$641,089,858

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$631,856,469	$—	$631,856,469
Short-Term Investments	6,186,250	—	—	6,186,250
TOTAL INVESTMENTS	$6,186,250	$631,856,469	$—	$638,042,719
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$11,945,087	$8,909,120	$(55)	$—	3,035,608	$3,035,912	$4,230
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,399,343	1,399,343	8,640,667	10,040,010	—	—	—	—	4,164
State Street Navigator Securities Lending Portfolio III	1,304,620	1,304,620	5,413,628	3,567,910	—	—	3,150,338	3,150,338	1,276
Total		$2,703,963	$25,999,382	$22,517,040	$(55)	$—		$6,186,250	$9,670
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
2.25%, 8/15/2046	$42,564,000	$43,648,052
2.25%, 8/15/2049	32,082,800	33,000,168
2.50%, 2/15/2045	45,422,800	48,879,191
2.50%, 2/15/2046	42,081,700	45,310,156
2.50%, 5/15/2046	44,130,300	47,529,712
2.75%, 8/15/2042	26,286,800	29,511,040
2.75%, 11/15/2042	33,733,900	37,855,761
2.75%, 8/15/2047	42,328,400	47,903,844
2.75%, 11/15/2047	40,206,900	45,540,597
2.88%, 5/15/2043	37,545,300	43,048,033
2.88%, 8/15/2045	43,957,900	50,654,611
2.88%, 11/15/2046	45,598,100	52,765,551
2.88%, 5/15/2049	55,465,500	64,686,639
3.00%, 5/15/2042	16,393,900	19,170,617
3.00%, 11/15/2044	44,950,900	52,810,284
3.00%, 5/15/2045	45,340,700	53,388,674
3.00%, 11/15/2045	39,569,200	46,673,108
3.00%, 2/15/2047	42,370,800	50,222,639
3.00%, 5/15/2047	43,001,200	50,949,703
3.00%, 2/15/2048	46,776,600	55,532,595
3.00%, 8/15/2048	50,985,800	60,633,269
3.00%, 2/15/2049	55,069,500	65,661,774
3.13%, 11/15/2041	19,784,900	23,578,036
3.13%, 2/15/2042	18,516,700	22,078,272
3.13%, 2/15/2043	29,817,700	35,562,266
3.13%, 8/15/2044	45,842,500	54,932,208
3.13%, 5/15/2048	49,480,200	60,141,637
3.38%, 5/15/2044	48,675,700	60,639,275
3.38%, 11/15/2048	58,626,000	74,702,349
3.50%, 2/15/2039	14,551,400	18,227,902
3.63%, 8/15/2043	33,934,500	43,764,901
3.63%, 2/15/2044	44,841,300	57,971,393
3.75%, 8/15/2041	16,303,800	21,245,889
3.75%, 11/15/2043	46,145,000	60,695,095
3.88%, 8/15/2040	16,611,400	21,960,790
4.25%, 5/15/2039	11,568,800	15,934,214
Security Description	Principal Amount	Value
4.25%, 11/15/2040	$17,949,100	$24,909,985
4.38%, 2/15/2038	7,550,900	10,470,975
4.38%, 11/15/2039	15,447,400	21,667,392
4.38%, 5/15/2040	20,316,800	28,573,675
4.38%, 5/15/2041	16,544,900	23,387,767
4.50%, 2/15/2036	14,750,100	20,336,700
4.50%, 5/15/2038	9,375,200	13,214,637
4.50%, 8/15/2039	13,132,400	18,676,735
4.63%, 2/15/2040	23,423,300	33,905,227
4.75%, 2/15/2037	6,063,100	8,689,180
4.75%, 2/15/2041	19,268,000	28,486,534
5.00%, 5/15/2037	7,229,400	10,662,236
5.38%, 2/15/2031	13,284,700	18,314,204
6.25%, 5/15/2030	8,787,000	12,673,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,750,786,302)		1,890,779,367
	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c) (Cost $185,201)	185,201	185,201
TOTAL INVESTMENTS — 99.2% (Cost $1,750,971,503)		1,890,964,568
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		16,200,081
NET ASSETS — 100.0%		$1,907,164,649
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,890,779,367	$—	$1,890,779,367
Short-Term Investment	185,201	—	—	185,201
TOTAL INVESTMENTS	$185,201	$1,890,779,367	$—	$1,890,964,568
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	97,705	$97,705	$19,082,658	$18,995,162	$—	$—	185,201	$185,201	$21,788
State Street Navigator Securities Lending Portfolio III	—	—	133,877,330	133,877,330	—	—	—	—	17,748
Total		$97,705	$152,959,988	$152,872,492	$—	$—		$185,201	$39,536
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.4%
Interpublic Group of Cos., Inc.:
3.50%, 10/1/2020	$3,775,000	$3,819,054
3.75%, 10/1/2021	8,757,000	8,986,784
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	6,210,000	6,436,044
WPP Finance 2010:
3.63%, 9/7/2022	100,000	103,087
4.75%, 11/21/2021	3,933,000	4,116,317
		23,461,286
AEROSPACE & DEFENSE — 1.7%
Boeing Co 8.75%, 8/15/2021	270,000	301,695
Boeing Co.:
1.65%, 10/30/2020 (a)	3,972,000	3,950,710
2.13%, 3/1/2022	1,066,000	1,066,853
2.30%, 8/1/2021	5,594,000	5,618,390
2.35%, 10/30/2021	3,095,000	3,114,839
2.70%, 5/1/2022	3,252,000	3,316,487
Embraer SA 5.15%, 6/15/2022	3,464,000	3,678,041
General Dynamics Corp.:
3.00%, 5/11/2021	14,031,000	14,274,578
3.88%, 7/15/2021	50,000	51,441
L3Harris Technologies, Inc. 4.95%, 2/15/2021 (b)	2,382,000	2,451,126
Lockheed Martin Corp.:
2.50%, 11/23/2020	9,179,000	9,218,102
3.35%, 9/15/2021	4,687,000	4,802,535
Northrop Grumman Corp.:
2.08%, 10/15/2020 (a)	5,787,000	5,787,231
2.55%, 10/15/2022	1,082,000	1,096,098
3.50%, 3/15/2021	4,340,000	4,426,887
Raytheon Co. 3.13%, 10/15/2020	7,918,000	8,012,858
Rockwell Collins, Inc. 2.80%, 3/15/2022	3,925,000	3,988,742
United Technologies Corp.:
1.95%, 11/1/2021	3,845,000	3,834,965
2.30%, 5/4/2022	28,000	28,196
3.10%, 6/1/2022	16,990,000	17,482,540
3.35%, 8/16/2021	6,037,000	6,184,061
		102,686,375
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.85%, 8/9/2022	9,235,000	9,343,511
3.49%, 2/14/2022 (a)	9,482,000	9,721,041
4.75%, 5/5/2021	7,643,000	7,946,351
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	3,976,000	4,109,474
Security Description	Principal Amount	Value
4.48%, 3/1/2021	$648,000	$668,211
BAT Capital Corp. 2.76%, 8/15/2022	4,236,000	4,273,023
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	2,989,000	3,021,849
3.50%, 11/24/2020 (a)	546,000	552,399
Philip Morris International, Inc.:
1.88%, 2/25/2021	4,697,000	4,688,405
2.38%, 8/17/2022	4,519,000	4,545,888
2.63%, 2/18/2022	7,512,000	7,595,458
2.90%, 11/15/2021	3,994,000	4,056,986
4.13%, 5/17/2021	592,000	611,003
Reynolds American, Inc. 4.00%, 6/12/2022	14,242,000	14,826,492
		75,960,091
AIRLINES — 0.3%
Continental Airlines 2007-1 Pass Through Trust Series 071A, Class A, 5.98%, 10/19/2023	6,665	7,025
Delta Air Lines 2007-1 Pass Through Trust Series 071A, Class A, 6.82%, 2/10/2024	890,011	978,505
Delta Air Lines, Inc.:
2.60%, 12/4/2020	925,000	926,804
2.88%, 3/13/2020	2,764,000	2,770,219
3.40%, 4/19/2021	4,334,000	4,394,243
3.63%, 3/15/2022	2,861,000	2,941,651
Southwest Airlines Co.:
2.65%, 11/5/2020	2,626,000	2,639,839
2.75%, 11/6/2019	2,898,000	2,898,724
		17,557,010
APPAREL — 0.0% (c)
VF Corp. 3.50%, 9/1/2021	1,021,000	1,046,025
AUTO MANUFACTURERS — 4.2%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	4,250,000	4,229,047
Series GMTN, 2.65%, 2/12/2021	3,951,000	3,988,930
Series GMTN, 3.15%, 1/8/2021	3,160,000	3,206,547
Series MTN, 1.65%, 7/12/2021	3,134,000	3,114,381
Series MTN, 2.20%, 6/27/2022	4,942,000	4,964,980
Series MTN, 3.38%, 12/10/2021	7,551,000	7,766,128
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	3,954,000	3,930,434
2.43%, 6/12/2020	2,773,000	2,765,679
2.98%, 8/3/2022	7,976,000	7,910,597

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 1/15/2021	$17,338,000	$17,365,741
3.22%, 1/9/2022	7,288,000	7,279,619
3.34%, 3/18/2021	8,468,000	8,506,445
3.34%, 3/28/2022	2,594,000	2,597,554
3.35%, 11/1/2022	4,976,000	4,976,995
3.47%, 4/5/2021	6,364,000	6,399,766
3.81%, 10/12/2021	6,603,000	6,688,047
5.09%, 1/7/2021	1,425,000	1,460,782
5.60%, 1/7/2022	6,242,000	6,565,835
5.75%, 2/1/2021	1,758,000	1,818,036
5.88%, 8/2/2021	2,894,000	3,030,655
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	6,387,000	6,381,188
3.15%, 6/30/2022	5,912,000	5,979,870
3.20%, 7/13/2020	5,088,000	5,114,814
3.20%, 7/6/2021	8,134,000	8,220,383
3.45%, 1/14/2022	7,328,000	7,464,154
3.45%, 4/10/2022	2,163,000	2,200,117
3.55%, 4/9/2021	3,676,000	3,730,736
3.55%, 7/8/2022	8,268,000	8,445,100
3.70%, 11/24/2020	4,025,000	4,074,990
4.20%, 3/1/2021	10,549,000	10,777,597
4.20%, 11/6/2021	9,669,000	9,971,446
4.38%, 9/25/2021	4,109,000	4,246,446
PACCAR Financial Corp.:
3.15%, 8/9/2021	3,249,000	3,311,738
Series MTN, 2.00%, 9/26/2022 (a)	1,875,000	1,877,344
Series MTN, 2.25%, 2/25/2021	245,000	245,916
Series MTN, 2.50%, 8/14/2020	419,000	420,760
Series MTN, 2.65%, 5/10/2022	3,796,000	3,859,089
Series MTN, 2.80%, 3/1/2021	2,696,000	2,727,139
Series MTN, 2.85%, 3/1/2022	428,000	436,457
Series MTN, 3.10%, 5/10/2021	3,258,000	3,312,506
Toyota Motor Corp.:
2.16%, 7/2/2022	2,071,000	2,084,855
3.18%, 7/20/2021	5,272,000	5,388,248
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	4,655,000	4,656,117
Series GMTN, 2.80%, 7/13/2022	2,194,000	2,246,239
Series GMTN, 3.05%, 1/8/2021	4,976,000	5,047,505
Series MTN, 2.60%, 1/11/2022	4,931,000	5,007,776
Series MTN, 2.65%, 4/12/2022	4,043,000	4,115,006
Series MTN, 2.75%, 5/17/2021	1,015,000	1,028,479
Security Description	Principal Amount	Value
Series MTN, 2.95%, 4/13/2021	$9,338,000	$9,488,342
Series MTN, 3.30%, 1/12/2022	5,100,000	5,257,896
Series MTN, 3.40%, 9/15/2021	4,745,000	4,886,496
Series MTN, 4.25%, 1/11/2021	2,529,000	2,602,897
		253,173,844
BANKS — 35.3%
Associated Banc-Corp 2.75%, 11/15/2019	400,000	399,956
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	2,354,000	2,395,525
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	1,934,000	1,953,901
2.63%, 5/19/2022	4,732,000	4,807,050
3.30%, 5/17/2021 (a)	6,262,000	6,385,236
Series MTN, 2.25%, 11/9/2020	4,185,000	4,196,509
Series MTN, 2.30%, 6/1/2021	4,879,000	4,897,882
Series MTN, 2.70%, 11/16/2020	3,811,000	3,839,811
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	3,924,000	3,950,644
Banco Santander SA 3.50%, 4/11/2022	6,181,000	6,344,549
Bancolombia SA 5.95%, 6/3/2021	4,244,000	4,471,478
Bank of America Corp.:
5.70%, 1/24/2022	472,000	510,869
5.88%, 1/5/2021	589,000	616,035
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (d)	11,977,000	12,046,586
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	10,990,000	11,150,344
Series GMTN, 2.63%, 4/19/2021	13,109,000	13,222,786
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	5,836,000	5,916,829
Series MTN, 2.15%, 11/9/2020	9,368,000	9,368,843
Series MTN, 2.63%, 10/19/2020	12,616,000	12,695,102
Series MTN, 5.00%, 5/13/2021	286,000	298,644
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (d)	9,262,000	9,272,373

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	$19,022,000	$19,400,157
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	8,204,000	8,365,783
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	2,437,000	2,499,777
Bank of Montreal:
Series D, 3.10%, 4/13/2021	6,729,000	6,840,971
Series MTN, 1.90%, 8/27/2021 (a)	9,547,000	9,531,725
Series MTN, 2.35%, 9/11/2022	100,000	101,020
Series MTN, 2.90%, 3/26/2022	13,368,000	13,617,581
Bank of New York Mellon Corp.:
3.55%, 9/23/2021	6,374,000	6,555,022
Series MTN, 1.95%, 8/23/2022	7,732,000	7,733,082
Series MTN, 2.05%, 5/3/2021	8,400,000	8,405,628
Series MTN, 2.45%, 11/27/2020	3,901,000	3,919,530
Series MTN, 2.50%, 4/15/2021	3,686,000	3,712,687
Series MTN, 2.60%, 2/7/2022	4,730,000	4,795,132
Series MTN, 4.15%, 2/1/2021	2,362,000	2,427,026
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (d)	5,571,000	5,641,417
Bank of Nova Scotia:
2.35%, 10/21/2020	3,983,000	3,995,307
2.70%, 3/7/2022	10,624,000	10,801,633
2.80%, 7/21/2021 (a)	3,959,000	4,011,417
4.38%, 1/13/2021 (a)	2,533,000	2,608,129
Series BKNT, 2.45%, 3/22/2021 (a)	9,318,000	9,376,424
Series BKNT, 2.50%, 1/8/2021	5,480,000	5,513,538
Series BKNT, 3.13%, 4/20/2021	13,958,000	14,194,867
Barclays Bank PLC:
2.65%, 1/11/2021	12,002,000	12,032,485
5.14%, 10/14/2020	4,005,000	4,096,074
Barclays PLC:
3.20%, 8/10/2021	5,801,000	5,858,430
3.25%, 1/12/2021	5,497,000	5,540,866
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	13,468,000	13,974,666
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	7,367,000	7,361,180
Series MTN, 2.15%, 2/1/2021	4,267,000	4,272,376
Series MTN, 2.75%, 4/1/2022	2,666,000	2,704,977
Security Description	Principal Amount	Value
Series MTN, 3.05%, 6/20/2022	$12,464,000	$12,754,411
Series MTN, 3.20%, 9/3/2021	5,846,000	5,963,855
BBVA USA:
Series BKNT, 2.88%, 6/29/2022	4,571,000	4,624,664
Series BKNT, 3.50%, 6/11/2021	4,183,000	4,250,681
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	12,912,000	13,390,906
BPCE SA:
Series BKNT, 2.65%, 2/3/2021	2,635,000	2,649,545
Series MTN, 2.75%, 12/2/2021	9,880,000	9,989,174
Branch Banking & Trust Co.:
2.63%, 1/15/2022	223,000	225,330
Series BKNT, 2.85%, 4/1/2021	3,337,000	3,372,205
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	3,537,000	3,594,052
2.70%, 2/2/2021	4,455,000	4,494,293
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	8,461,000	8,516,673
Series BKNT, 2.10%, 10/5/2020	5,055,000	5,057,174
Capital One NA:
2.15%, 9/6/2022 (a)	10,675,000	10,672,545
Series BKNT, 2.25%, 9/13/2021	3,703,000	3,701,852
Series BKNT, 2.65%, 8/8/2022	13,977,000	14,137,176
Series BKNT, 2.95%, 7/23/2021	1,392,000	1,409,943
Citibank NA:
Series BKNT, 2.13%, 10/20/2020	9,058,000	9,065,609
Series BKNT, 2.85%, 2/12/2021	9,451,000	9,554,299
Series BKNT, 3.40%, 7/23/2021	10,837,000	11,091,995
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (d)	11,908,000	12,065,186
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (d)	7,599,000	7,673,926
Citigroup, Inc.:
2.35%, 8/2/2021 (a)	7,287,000	7,317,605
2.65%, 10/26/2020	13,763,000	13,845,716
2.70%, 3/30/2021	18,063,000	18,226,109
2.75%, 4/25/2022	16,368,000	16,603,535
2.90%, 12/8/2021	12,934,000	13,122,578
4.05%, 7/30/2022	4,883,000	5,111,769

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 1/14/2022	$11,178,000	$11,754,785
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	10,962,000	11,162,166
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	15,939,000	16,149,395
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 10/30/2020	4,016,000	4,020,739
Series BKNT, 2.55%, 5/13/2021	3,962,000	3,988,427
Series BKNT, 3.25%, 2/14/2022	6,461,000	6,616,775
Citizens Financial Group, Inc. 2.38%, 7/28/2021	3,103,000	3,108,430
Commonwealth Bank of Australia:
Series BKNT, 2.55%, 3/15/2021	3,987,000	4,015,029
Series GMTN, 2.40%, 11/2/2020	4,972,000	4,991,739
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	9,845,000	9,993,758
2.75%, 1/10/2023	3,846,000	3,924,305
3.13%, 4/26/2021	7,094,000	7,207,859
3.88%, 2/8/2022	13,595,000	14,157,697
3.95%, 11/9/2022	426,000	443,653
4.50%, 1/11/2021	5,997,000	6,179,669
Series GMTN, 1.88%, 7/19/2021	36,000	35,803
Series GMTN, 2.50%, 1/19/2021	13,217,000	13,287,314
Credit Suisse AG 3.00%, 10/29/2021	5,105,000	5,184,893
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	3,898,000	3,907,004
3.13%, 12/10/2020	9,010,000	9,093,883
3.45%, 4/16/2021	7,235,000	7,350,688
3.80%, 9/15/2022	3,734,000	3,883,397
Deutsche Bank AG:
3.13%, 1/13/2021	4,954,000	4,937,057
3.15%, 1/22/2021	6,219,000	6,206,002
3.38%, 5/12/2021	9,657,000	9,643,094
4.25%, 2/4/2021	5,055,000	5,109,341
4.25%, 10/14/2021	14,599,000	14,839,154
Series D, 5.00%, 2/14/2022	6,647,000	6,877,518
Series GMTN, 3.13%, 1/13/2021	700,000	698,341
Series GMTN, 3.38%, 5/12/2021	3,241,000	3,254,904
Discover Bank:
7.00%, 4/15/2020	1,412,000	1,446,665
Series BKNT, 3.20%, 8/9/2021	3,907,000	3,966,504
Security Description	Principal Amount	Value
Fifth Third Bancorp:
2.60%, 6/15/2022	$5,361,000	$5,419,381
3.50%, 3/15/2022	252,000	259,762
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	4,154,000	4,158,694
Series BKNT, 2.25%, 6/14/2021	6,327,000	6,343,071
Series BKNT, 2.88%, 10/1/2021	5,181,000	5,247,628
Series BKNT, 3.35%, 7/26/2021	3,935,000	4,014,015
First Horizon National Corp. 3.50%, 12/15/2020	2,296,000	2,325,113
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	3,133,000	3,134,128
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	14,817,000	14,831,372
2.60%, 12/27/2020	16,324,000	16,345,384
2.63%, 4/25/2021	8,043,000	8,089,489
2.88%, 2/25/2021	8,458,000	8,533,614
3.00%, 4/26/2022	19,247,000	19,455,445
5.25%, 7/27/2021	21,147,000	22,287,035
5.75%, 1/24/2022	21,915,000	23,613,412
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	11,603,000	11,768,459
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	9,465,000	9,592,210
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	20,623,000	20,856,659
HSBC Holdings PLC:
2.65%, 1/5/2022	21,507,000	21,657,764
2.95%, 5/25/2021	16,514,000	16,678,810
3.40%, 3/8/2021	15,736,000	15,979,436
4.00%, 3/30/2022	12,256,000	12,772,958
5.10%, 4/5/2021	12,582,000	13,111,325
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	9,687,000	9,856,038
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	4,973,000	5,043,219
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	6,968,000	7,004,930
3.15%, 3/14/2021	4,183,000	4,238,383
7.00%, 12/15/2020	3,184,000	3,361,572
Huntington National Bank:
3.25%, 5/14/2021	4,585,000	4,660,652
Series BKNT, 3.13%, 4/1/2022	4,639,000	4,749,083
ING Groep NV 3.15%, 3/29/2022	7,913,000	8,090,014
JPMorgan Chase & Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 6/7/2021	$11,515,000	$11,576,145
2.55%, 10/29/2020	12,584,000	12,648,808
2.55%, 3/1/2021	15,799,000	15,889,528
4.25%, 10/15/2020	12,644,000	12,933,674
4.35%, 8/15/2021	14,935,000	15,543,452
4.50%, 1/24/2022	15,936,000	16,798,775
4.63%, 5/10/2021	11,096,000	11,528,078
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (d)	18,038,000	18,432,491
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	14,392,000	14,731,939
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	12,964,000	13,133,051
Series MTN, 2.30%, 8/15/2021	17,339,000	17,364,835
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	576,000	580,136
Series BKNT, 2.50%, 11/22/2021	3,422,000	3,446,775
Series BKNT, 3.18%, 10/15/2027	1,622,000	1,653,694
Series BKNT, 3.30%, 2/1/2022	7,032,000	7,230,021
Series BKNT, 3.35%, 6/15/2021	5,441,000	5,550,582
KeyCorp. Series MTN, 5.10%, 3/24/2021	3,931,000	4,095,552
Lloyds Bank PLC:
2.25%, 8/14/2022	9,914,000	9,890,702
2.40%, 3/17/2020	423,000	423,165
3.30%, 5/7/2021	7,819,000	7,954,269
6.38%, 1/21/2021	5,009,000	5,272,574
Lloyds Banking Group PLC:
3.00%, 1/11/2022	3,610,000	3,645,631
3.10%, 7/6/2021	3,560,000	3,606,600
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (d)	6,132,000	6,155,731
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	5,033,000	5,049,156
Manufacturers & Traders Trust Co.:
Series BKNT, 2.50%, 5/18/2022	1,875,000	1,891,219
Series BKNT, 2.63%, 1/25/2021	8,270,000	8,322,928
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	5,164,000	5,154,395
2.62%, 7/18/2022	25,058,000	25,269,239
2.67%, 7/25/2022	8,469,000	8,552,928
Security Description	Principal Amount	Value
2.95%, 3/1/2021	$6,749,000	$6,813,250
3.00%, 2/22/2022	3,857,000	3,922,145
3.22%, 3/7/2022	7,549,000	7,716,739
3.54%, 7/26/2021	8,026,000	8,203,054
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	3,825,000	3,821,251
2.95%, 2/28/2022	8,242,000	8,357,800
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (d)	6,292,000	6,340,889
Morgan Stanley:
2.75%, 5/19/2022	20,097,000	20,394,235
4.88%, 11/1/2022	350,000	375,606
5.75%, 1/25/2021	15,024,000	15,709,996
Series GMTN, 2.50%, 4/21/2021	14,255,000	14,338,819
Series GMTN, 5.50%, 7/28/2021	11,554,000	12,237,766
Series MTN, 2.63%, 11/17/2021	21,882,000	22,084,190
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	10,452,000	10,702,012
National Australia Bank, Ltd.:
2.50%, 1/12/2021	6,251,000	6,286,381
2.80%, 1/10/2022	10,927,000	11,113,196
3.38%, 9/20/2021	2,782,000	2,852,774
3.70%, 11/4/2021	3,895,000	4,026,729
Series BKNT, 1.88%, 7/12/2021	5,604,000	5,587,468
Series GMTN, 2.50%, 5/22/2022	5,071,000	5,128,556
Series GMTN, 2.63%, 1/14/2021	4,631,000	4,664,760
National Bank of Canada Series BKNT, 2.20%, 11/2/2020	3,572,000	3,579,858
Northern Trust Corp.:
3.38%, 8/23/2021	3,626,000	3,717,665
3.45%, 11/4/2020	2,636,000	2,675,935
PNC Bank NA:
Series BKNT, 2.15%, 4/29/2021	4,222,000	4,229,262
Series BKNT, 2.45%, 11/5/2020	9,827,000	9,869,944
Series BKNT, 2.50%, 1/22/2021	6,112,000	6,153,562
Series BKNT, 2.55%, 12/9/2021	1,004,000	1,013,859
Series BKNT, 2.63%, 2/17/2022	4,259,000	4,313,813
Series BKNT, 2.70%, 11/1/2022	7,437,000	7,547,216
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.23%, 7/22/2022 (d)	8,207,000	8,209,954

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
PNC Financial Services Group, Inc. 3.30%, 3/8/2022	$10,784,000	$11,086,491
Regions Bank Series BKNT, 2.75%, 4/1/2021	3,744,000	3,767,026
Regions Financial Corp.:
2.75%, 8/14/2022	4,982,000	5,048,858
3.20%, 2/8/2021	5,167,000	5,229,056
Royal Bank of Canada:
2.15%, 10/26/2020	9,502,000	9,516,253
Series GMTN, 2.50%, 1/19/2021	6,120,000	6,159,780
Series GMTN, 2.75%, 2/1/2022 (a)	4,852,000	4,944,188
Series GMTN, 2.80%, 4/29/2022	10,877,000	11,080,617
Series GMTN, 3.20%, 4/30/2021	8,678,000	8,837,762
Series MTN, 2.35%, 10/30/2020	6,047,000	6,072,942
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	9,014,000	9,133,345
Santander Holdings USA, Inc.:
3.70%, 3/28/2022	13,198,000	13,553,686
4.45%, 12/3/2021	5,046,000	5,240,927
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	4,018,000	4,033,831
2.88%, 8/5/2021	10,058,000	10,111,710
3.13%, 1/8/2021	4,021,000	4,050,233
Santander UK PLC:
2.13%, 11/3/2020	3,247,000	3,243,331
2.50%, 1/5/2021	3,900,000	3,903,432
3.40%, 6/1/2021	7,445,000	7,566,949
3.75%, 11/15/2021	2,192,000	2,259,886
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	7,086,000	7,048,090
2.63%, 3/15/2021	4,312,000	4,343,650
2.80%, 3/11/2022	2,427,000	2,461,318
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	10,621,000	10,897,358
Series BKNT, 2.45%, 10/20/2020	5,228,000	5,240,756
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	9,945,000	9,914,469
2.44%, 10/19/2021	6,210,000	6,233,101
2.78%, 7/12/2022	10,098,000	10,237,958
2.85%, 1/11/2022	3,896,000	3,947,895
2.93%, 3/9/2021	6,654,000	6,716,614
SunTrust Bank:
Series BKNT, 2.80%, 5/17/2022	5,625,000	5,720,175
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.53%, 10/26/2021 (d)	$3,521,000	$3,564,660
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (a) (d)	5,182,000	5,297,870
SunTrust Banks, Inc.:
2.70%, 1/27/2022	4,861,000	4,914,471
2.90%, 3/3/2021	5,630,000	5,687,707
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	5,815,000	5,794,473
Series BKNT, 2.45%, 3/30/2021	4,629,000	4,653,811
Series BKNT, 3.35%, 5/24/2021	9,106,000	9,286,936
Series GMTN, 2.40%, 10/1/2020	6,568,000	6,595,454
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	3,420,000	3,467,367
Series BKNT, 3.65%, 5/24/2021	4,617,000	4,700,337
Toronto-Dominion Bank:
1.80%, 7/13/2021	5,473,000	5,454,775
Series GMTN, 2.50%, 12/14/2020	9,661,000	9,721,091
Series GMTN, 2.55%, 1/25/2021	9,068,000	9,136,101
Series MTN, 2.13%, 4/7/2021	10,559,000	10,581,596
Series MTN, 3.25%, 6/11/2021	6,826,000	6,970,643
US Bancorp:
Series MTN, 2.35%, 1/29/2021	1,557,000	1,564,489
Series MTN, 2.95%, 7/15/2022	7,360,000	7,529,354
Series MTN, 3.00%, 3/15/2022	4,031,000	4,126,978
Series MTN, 4.13%, 5/24/2021	3,882,000	4,004,205
Series V, 2.63%, 1/24/2022	1,836,000	1,860,676
US Bank NA:
Series BKNT, 2.05%, 10/23/2020	4,039,000	4,041,948
Series BKNT, 2.65%, 5/23/2022	9,165,000	9,317,322
Series BKNT, 3.00%, 2/4/2021	6,749,000	6,832,148
Series BKNT, 3.15%, 4/26/2021	10,074,000	10,233,471
Series BKNT, 3.45%, 11/16/2021	10,233,000	10,518,808
Wells Fargo & Co.:
2.10%, 7/26/2021	9,234,000	9,226,797
2.50%, 3/4/2021	14,810,000	14,863,020
3.07%, 1/24/2023	3,245,000	3,303,637

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.55%, 12/7/2020	$8,564,000	$8,609,732
Series MTN, 2.63%, 7/22/2022	21,450,000	21,687,880
Series MTN, 3.00%, 1/22/2021	8,821,000	8,923,324
Series MTN, 3.50%, 3/8/2022	12,008,000	12,387,453
Series MTN, 4.60%, 4/1/2021	11,413,000	11,835,167
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	14,782,000	14,891,682
Series BKNT, 3.63%, 10/22/2021	16,713,000	17,186,312
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (d)	8,778,000	8,873,768
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (d)	16,946,000	16,920,581
Westpac Banking Corp.:
2.00%, 8/19/2021	3,539,000	3,535,850
2.10%, 5/13/2021	7,043,000	7,048,212
2.50%, 6/28/2022	385,000	389,605
2.60%, 11/23/2020	6,297,000	6,338,812
2.65%, 1/25/2021	5,588,000	5,632,704
2.75%, 1/11/2023	4,739,000	4,838,614
2.80%, 1/11/2022	13,577,000	13,813,919
Zions Bancorp NA:
3.50%, 8/27/2021	3,079,000	3,142,612
Series BKNT, 3.35%, 3/4/2022	4,732,000	4,837,145
		2,150,087,669
BEVERAGES — 1.8%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,194,000	3,223,097
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 7/15/2022	50,000	50,699
Beam Suntory, Inc. 3.25%, 5/15/2022	1,102,000	1,123,555
Coca-Cola Co.:
1.55%, 9/1/2021	8,180,000	8,141,718
1.88%, 10/27/2020	6,691,000	6,693,676
2.20%, 5/25/2022 (a)	3,784,000	3,819,456
2.45%, 11/1/2020	4,888,000	4,917,133
3.15%, 11/15/2020	4,604,000	4,665,003
3.30%, 9/1/2021	7,455,000	7,655,465
Constellation Brands, Inc.:
2.25%, 11/6/2020	3,768,000	3,769,470
2.70%, 5/9/2022	2,992,000	3,025,151
3.75%, 5/1/2021 (a)	3,916,000	4,007,086
Diageo Investment Corp. 2.88%, 5/11/2022	6,357,000	6,498,888
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021	7,995,000	8,166,653
Security Description	Principal Amount	Value
Molson Coors Brewing Co.:
2.10%, 7/15/2021	$4,836,000	$4,822,749
3.50%, 5/1/2022	2,872,000	2,954,742
PepsiCo, Inc.:
1.70%, 10/6/2021	981,000	977,802
2.00%, 4/15/2021	7,056,000	7,068,983
2.15%, 10/14/2020	3,782,000	3,788,316
2.25%, 5/2/2022 (a)	600,000	605,592
2.75%, 3/5/2022	4,962,000	5,076,920
3.00%, 8/25/2021	3,869,000	3,949,746
3.10%, 7/17/2022	9,742,000	10,054,523
3.13%, 11/1/2020	5,155,000	5,221,654
		110,278,077
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
1.85%, 8/19/2021	3,682,000	3,664,879
2.65%, 5/11/2022	12,109,000	12,260,968
2.70%, 5/1/2022	123,000	124,636
3.45%, 10/1/2020	3,820,000	3,872,143
3.63%, 5/15/2022	2,611,000	2,699,983
3.88%, 11/15/2021	13,510,000	13,942,860
4.10%, 6/15/2021	4,009,000	4,122,655
Biogen, Inc. 2.90%, 9/15/2020	5,326,000	5,364,826
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	1,659,000	1,701,935
Celgene Corp.:
2.25%, 8/15/2021	3,060,000	3,062,693
2.88%, 8/15/2020	7,983,000	8,024,831
2.88%, 2/19/2021	3,992,000	4,026,531
3.25%, 8/15/2022	994,000	1,022,707
3.55%, 8/15/2022	2,798,000	2,905,163
3.95%, 10/15/2020	2,693,000	2,741,043
Gilead Sciences, Inc.:
1.95%, 3/1/2022	6,635,000	6,634,071
2.55%, 9/1/2020	11,758,000	11,818,201
4.40%, 12/1/2021	4,410,000	4,601,703
4.50%, 4/1/2021	3,940,000	4,062,179
		96,654,007
BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	897,000	933,535
Masco Corp.:
3.50%, 4/1/2021	1,988,000	2,015,872
7.13%, 3/15/2020	464,000	472,751
		3,422,158
CHEMICALS — 0.9%
Air Products & Chemicals, Inc. 3.00%, 11/3/2021	250,000	254,760
Airgas, Inc. 2.38%, 2/15/2020	50,000	50,010
Cabot Corp. 3.70%, 7/15/2022	2,984,000	3,065,344

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Celanese US Holdings LLC 5.88%, 6/15/2021	$2,011,000	$2,125,104
Dow Chemical Co. 4.13%, 11/15/2021	8,386,000	8,687,561
DowDuPont, Inc. 3.77%, 11/15/2020	7,509,000	7,641,909
Eastman Chemical Co. 3.50%, 12/1/2021 (a)	2,191,000	2,239,553
Ecolab, Inc. 4.35%, 12/8/2021	4,950,000	5,187,649
LyondellBasell Industries NV 6.00%, 11/15/2021	5,799,000	6,189,505
Mosaic Co.:
3.25%, 11/15/2022	2,982,000	3,047,753
3.75%, 11/15/2021	876,000	894,983
PPG Industries, Inc. 3.60%, 11/15/2020	1,659,000	1,685,743
Praxair, Inc.:
2.45%, 2/15/2022	1,544,000	1,562,435
3.00%, 9/1/2021 (a)	3,675,000	3,746,442
4.05%, 3/15/2021	4,930,000	5,076,224
Sherwin-Williams Co.:
2.75%, 6/1/2022	4,585,000	4,647,998
4.20%, 1/15/2022	500,000	519,665
		56,622,638
COMMERCIAL SERVICES — 0.5%
Block Financial LLC 4.13%, 10/1/2020	3,383,000	3,436,451
Cintas Corp. No. 2 2.90%, 4/1/2022	3,959,000	4,041,466
Equifax, Inc.:
2.30%, 6/1/2021	919,000	918,587
3.60%, 8/15/2021	2,934,000	2,994,294
Moody's Corp.:
2.75%, 12/15/2021	1,010,000	1,022,908
3.25%, 6/7/2021	3,915,000	3,981,242
5.50%, 9/1/2020	1,654,000	1,703,140
PayPal Holdings, Inc. 2.20%, 9/26/2022	2,815,000	2,826,035
Total System Services, Inc.:
3.80%, 4/1/2021	3,874,000	3,953,688
4.00%, 6/1/2023	3,725,000	3,907,525
Verisk Analytics, Inc. 5.80%, 5/1/2021	3,037,000	3,196,655
		31,981,991
COMPUTERS — 3.4%
Apple, Inc.:
1.55%, 8/4/2021	5,342,000	5,314,596
1.70%, 9/11/2022 (a)	3,588,000	3,586,457
2.00%, 11/13/2020	12,593,000	12,619,571
2.15%, 2/9/2022	8,100,000	8,162,694
2.25%, 2/23/2021	15,772,000	15,848,652
2.30%, 5/11/2022	9,022,000	9,125,392
2.50%, 2/9/2022	8,419,000	8,544,780
Security Description	Principal Amount	Value
2.70%, 5/13/2022	$6,070,000	$6,205,482
2.85%, 5/6/2021	14,619,000	14,854,512
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (b)	13,765,000	14,199,010
5.45%, 6/15/2023 (b)	8,577,000	9,335,293
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021	3,903,000	3,996,594
3.60%, 10/15/2020	12,654,000	12,815,592
HP, Inc.:
3.75%, 12/1/2020	3,138,000	3,190,405
4.30%, 6/1/2021	3,771,000	3,896,838
4.38%, 9/15/2021	1,585,000	1,648,574
4.65%, 12/9/2021 (a)	2,845,000	3,008,758
IBM Credit LLC:
1.80%, 1/20/2021 (a)	2,197,000	2,190,826
2.65%, 2/5/2021	10,437,000	10,524,566
3.45%, 11/30/2020	4,115,000	4,183,227
3.60%, 11/30/2021	4,965,000	5,128,845
International Business Machines Corp.:
1.88%, 8/1/2022	10,071,000	10,037,665
2.25%, 2/19/2021	3,738,000	3,756,802
2.50%, 1/27/2022 (a)	6,636,000	6,712,779
2.80%, 5/13/2021	5,984,000	6,063,527
2.85%, 5/13/2022	17,203,000	17,574,241
2.90%, 11/1/2021	198,000	201,653
NetApp, Inc. 3.38%, 6/15/2021	3,331,000	3,386,961
Seagate HDD Cayman 4.25%, 3/1/2022	1,391,000	1,431,534
		207,545,826
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co.:
Series MTN, 2.30%, 5/3/2022	20,000	20,306
Series MTN, 2.45%, 11/15/2021	20,000	20,229
Estee Lauder Cos., Inc. 1.70%, 5/10/2021	2,082,000	2,070,403
Procter & Gamble Co.:
1.70%, 11/3/2021	2,118,000	2,115,014
1.85%, 2/2/2021	5,847,000	5,844,603
1.90%, 10/23/2020	3,448,000	3,448,517
2.30%, 2/6/2022 (a)	357,000	361,855
Unilever Capital Corp.:
1.38%, 7/28/2021 (a)	1,242,000	1,228,574
2.20%, 5/5/2022	1,345,000	1,353,608
2.75%, 3/22/2021	7,009,000	7,083,996
3.00%, 3/7/2022	3,630,000	3,720,532
4.25%, 2/10/2021	3,955,000	4,071,910
		31,339,547

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	$6,304,000	$6,461,285
3.95%, 2/1/2022	4,380,000	4,521,080
4.13%, 7/3/2023	2,564,000	2,687,200
4.25%, 7/1/2020	1,042,000	1,056,088
4.45%, 12/16/2021	5,690,000	5,911,682
4.50%, 5/15/2021	4,456,000	4,602,023
4.63%, 10/30/2020	5,279,000	5,403,479
4.63%, 7/1/2022 (a)	3,338,000	3,521,824
5.00%, 10/1/2021	4,189,000	4,401,634
Air Lease Corp.:
2.50%, 3/1/2021	4,143,000	4,153,647
3.38%, 6/1/2021	2,648,000	2,688,912
3.50%, 1/15/2022	9,905,000	10,168,770
3.75%, 2/1/2022	2,359,000	2,425,618
3.88%, 4/1/2021	3,307,000	3,377,274
Aircastle, Ltd.:
5.13%, 3/15/2021	3,471,000	3,595,088
5.50%, 2/15/2022	3,901,000	4,148,987
7.63%, 4/15/2020	1,595,000	1,638,671
American Express Co.:
2.20%, 10/30/2020	10,207,000	10,219,861
2.50%, 8/1/2022	325,000	328,224
2.75%, 5/20/2022	17,875,000	18,153,671
3.00%, 2/22/2021	10,746,000	10,882,367
3.38%, 5/17/2021	8,685,000	8,855,660
3.70%, 11/5/2021	5,989,000	6,181,007
American Express Credit Corp.:
Series MTN, 2.25%, 5/5/2021	11,384,000	11,417,241
Series MTN, 2.70%, 3/3/2022	7,906,000	8,034,077
Ameriprise Financial, Inc. 3.00%, 3/22/2022	3,060,000	3,118,844
BlackRock, Inc. 4.25%, 5/24/2021	4,077,000	4,232,293
Capital One Financial Corp.:
2.40%, 10/30/2020	3,014,000	3,019,817
3.05%, 3/9/2022	6,497,000	6,624,016
3.45%, 4/30/2021	9,016,000	9,183,157
4.75%, 7/15/2021	4,231,000	4,417,291
Charles Schwab Corp. 3.25%, 5/21/2021	3,741,000	3,812,116
Discover Financial Services 5.20%, 4/27/2022	1,495,000	1,597,587
GE Capital International Funding Co. 2.34%, 11/15/2020	35,854,000	35,764,724
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	4,665,000	4,702,880
2.75%, 12/1/2020	6,718,000	6,769,997
International Lease Finance Corp.:
4.63%, 4/15/2021	1,709,000	1,765,517
Security Description	Principal Amount	Value
5.88%, 8/15/2022	$2,052,000	$2,248,192
8.25%, 12/15/2020	3,749,000	4,011,130
8.63%, 1/15/2022	1,691,000	1,923,529
Jefferies Group LLC:
5.13%, 1/20/2023	2,733,000	2,935,379
6.88%, 4/15/2021	29,000	30,807
Mastercard, Inc. 2.00%, 11/21/2021 (a)	4,674,000	4,692,976
Stifel Financial Corp. 3.50%, 12/1/2020	10,000	10,102
Synchrony Financial:
2.85%, 7/25/2022	3,926,000	3,960,352
3.75%, 8/15/2021	3,958,000	4,042,741
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	5,182,000	5,305,953
Visa, Inc.:
2.15%, 9/15/2022	10,000,000	10,095,600
2.20%, 12/14/2020	12,758,000	12,801,505
2.80%, 12/14/2022	1,673,000	1,721,852
Western Union Co. 3.60%, 3/15/2022	3,460,000	3,559,302
		287,183,029
ELECTRIC — 4.4%
Alabama Power Co. Series 17A, 2.45%, 3/30/2022	3,609,000	3,644,729
Ameren Corp. 2.70%, 11/15/2020	2,444,000	2,456,831
American Electric Power Co., Inc.:
2.15%, 11/13/2020	2,941,000	2,941,971
Series I, 3.65%, 12/1/2021	3,710,000	3,826,531
Appalachian Power Co. 4.60%, 3/30/2021	2,462,000	2,538,273
Arizona Public Service Co. 2.20%, 1/15/2020	136,000	135,970
CenterPoint Energy Houston Electric LLC 1.85%, 6/1/2021	8,000	7,978
CenterPoint Energy, Inc. 3.60%, 11/1/2021	3,685,000	3,781,621
CMS Energy Corp. 5.05%, 3/15/2022	1,418,000	1,501,903
Commonwealth Edison Co. 3.40%, 9/1/2021	2,556,000	2,618,290
Consolidated Edison, Inc. 2.00%, 5/15/2021	6,918,000	6,905,202
Consumers Energy Co. 2.85%, 5/15/2022	45,000	45,938
Dominion Energy, Inc.:
2.72%, 8/15/2021 (e)	6,954,000	6,996,837
4.10%, 4/1/2021 (e)	5,414,000	5,549,946
Series B, 2.75%, 1/15/2022	4,107,000	4,149,425
Series C, 2.00%, 8/15/2021	3,679,000	3,667,485
DPL, Inc. 7.25%, 10/15/2021	2,188,000	2,347,505
DTE Electric Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 10/1/2020 (a)	$2,763,000	$2,793,918
3.90%, 6/1/2021	189,000	193,787
DTE Energy Co. Series B, 2.60%, 6/15/2022	3,635,000	3,662,735
Duke Energy Carolinas LLC:
3.35%, 5/15/2022 (a)	2,826,000	2,920,304
3.90%, 6/15/2021	474,000	486,656
Duke Energy Corp.:
1.80%, 9/1/2021	3,858,000	3,839,713
2.40%, 8/15/2022	50,000	50,401
3.05%, 8/15/2022	5,181,000	5,295,396
3.55%, 9/15/2021	2,992,000	3,060,517
Duke Energy Florida LLC 3.10%, 8/15/2021	1,245,000	1,262,878
Duke Energy Progress LLC:
2.80%, 5/15/2022	979,000	997,239
3.00%, 9/15/2021	36,000	36,642
Emera US Finance L.P. 2.70%, 6/15/2021	4,457,000	4,482,806
Entergy Arkansas LLC 3.75%, 2/15/2021	400,000	407,492
Entergy Corp. 4.00%, 7/15/2022	4,228,000	4,411,368
Entergy Gulf States Louisiana LLC 3.95%, 10/1/2020	500,000	505,780
Evergy, Inc. 4.85%, 6/1/2021	2,025,000	2,094,215
Eversource Energy:
2.50%, 3/15/2021	3,979,000	3,991,295
Series K, 2.75%, 3/15/2022	4,671,000	4,732,657
Exelon Corp.:
2.45%, 4/15/2021	16,000	16,036
3.50%, 6/1/2022	5,207,000	5,342,538
5.15%, 12/1/2020	3,749,000	3,848,611
Exelon Generation Co. LLC:
2.95%, 1/15/2020	3,419,000	3,423,547
3.40%, 3/15/2022	6,492,000	6,654,430
4.00%, 10/1/2020	3,886,000	3,935,508
4.25%, 6/15/2022	3,928,000	4,110,298
Fortis, Inc. 2.10%, 10/4/2021	3,507,000	3,492,095
Georgia Power Co.:
2.40%, 4/1/2021	4,484,000	4,498,438
2.85%, 5/15/2022 (a)	3,855,000	3,922,694
Series C, 2.00%, 9/8/2020	5,488,000	5,483,610
Kentucky Utilities Co. 3.25%, 11/1/2020	3,653,000	3,687,886
LG&E & KU Energy LLC 3.75%, 11/15/2020	2,573,000	2,605,934
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/1/2020	1,021,000	1,023,981
2.40%, 4/25/2022	4,096,000	4,135,076
3.05%, 2/15/2022	315,000	321,561
Security Description	Principal Amount	Value
Series MTN, 2.90%, 3/15/2021	$4,209,000	$4,262,538
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/1/2021	13,021,000	13,094,699
2.90%, 4/1/2022	7,792,000	7,931,788
3.20%, 2/25/2022	29,000	29,662
4.50%, 6/1/2021 (a)	4,055,000	4,182,570
NV Energy, Inc. 6.25%, 11/15/2020	4,954,000	5,175,147
Ohio Power Co. Series M, 5.38%, 10/1/2021	1,449,000	1,541,012
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022	903,000	947,265
PacifiCorp:
2.95%, 2/1/2022	8,000	8,163
3.85%, 6/15/2021	2,929,000	3,006,677
Pinnacle West Capital Corp. 2.25%, 11/30/2020	1,550,000	1,548,156
PNM Resources, Inc. 3.25%, 3/9/2021	3,480,000	3,520,646
PPL Capital Funding, Inc. 4.20%, 6/15/2022	4,264,000	4,454,516
Progress Energy, Inc.:
3.15%, 4/1/2022	2,776,000	2,833,741
4.40%, 1/15/2021	3,634,000	3,718,454
PSEG Power LLC 3.00%, 6/15/2021	15,000	15,156
Public Service Co. of Colorado 3.20%, 11/15/2020	1,625,000	1,636,359
Public Service Electric & Gas Co. Series MTN, 1.90%, 3/15/2021	2,562,000	2,561,513
Public Service Enterprise Group, Inc. 2.00%, 11/15/2021	3,702,000	3,687,969
Puget Energy, Inc.:
5.63%, 7/15/2022 (a)	5,000	5,350
6.00%, 9/1/2021	3,764,000	4,010,015
6.50%, 12/15/2020	3,866,000	4,047,779
San Diego Gas & Electric Co. 3.00%, 8/15/2021	4,637,000	4,692,134
Sempra Energy 2.85%, 11/15/2020	2,426,000	2,442,109
Southern California Edison Co.:
3.88%, 6/1/2021	3,647,000	3,730,261
Series A, 2.90%, 3/1/2021	6,876,000	6,944,279
Southern Co. 2.35%, 7/1/2021	6,617,000	6,635,792
UIL Holdings Corp. 4.63%, 10/1/2020	867,000	883,586
Virginia Electric & Power Co. 2.95%, 1/15/2022	272,000	276,472
WEC Energy Group, Inc.:
3.10%, 3/8/2022	3,556,000	3,629,751
3.38%, 6/15/2021	3,962,000	4,047,025

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Electric Power Co. 2.95%, 9/15/2021	$1,990,000	$2,019,313
Wisconsin Public Service Corp. 3.35%, 11/21/2021	1,327,000	1,362,683
Xcel Energy, Inc. 2.40%, 3/15/2021	4,247,000	4,264,795
		267,991,852
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	3,910,000	3,954,496
4.25%, 11/15/2020	104,000	106,485
		4,060,981
ELECTRONICS — 0.7%
Amphenol Corp. 2.20%, 4/1/2020	1,784,000	1,783,304
Arrow Electronics, Inc. 3.50%, 4/1/2022	2,495,000	2,538,762
Avnet, Inc. 3.75%, 12/1/2021	2,864,000	2,926,034
FLIR Systems, Inc. 3.13%, 6/15/2021	3,176,000	3,205,791
Fortive Corp. 2.35%, 6/15/2021	5,310,000	5,314,779
Honeywell International, Inc.:
1.85%, 11/1/2021	10,692,000	10,678,956
2.15%, 8/8/2022	3,004,000	3,026,710
4.25%, 3/1/2021	1,459,000	1,505,921
Jabil, Inc. 5.63%, 12/15/2020	1,313,000	1,359,927
PerkinElmer, Inc. 5.00%, 11/15/2021	2,973,000	3,126,318
Tech Data Corp. 3.70%, 2/15/2022	5,063,000	5,183,145
		40,649,647
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
3.55%, 6/1/2022	1,382,000	1,430,508
5.25%, 11/15/2021	38,000	40,418
Waste Management, Inc. 4.60%, 3/1/2021	1,455,000	1,496,148
		2,967,074
FOOD — 1.4%
Campbell Soup Co.:
2.50%, 8/2/2022	4,392,000	4,408,909
3.30%, 3/15/2021	4,671,000	4,736,301
4.25%, 4/15/2021	881,000	905,976
Conagra Brands, Inc. 3.80%, 10/22/2021	5,523,000	5,697,527
Flowers Foods, Inc. 4.38%, 4/1/2022	2,988,000	3,110,538
General Mills, Inc.:
Security Description	Principal Amount	Value
3.15%, 12/15/2021	$2,987,000	$3,046,830
3.20%, 4/16/2021	8,017,000	8,145,753
Hershey Co. 3.10%, 5/15/2021	3,439,000	3,496,844
Ingredion, Inc. 4.63%, 11/1/2020	3,152,000	3,225,000
JM Smucker Co.:
3.00%, 3/15/2022	2,993,000	3,039,451
3.50%, 10/15/2021	2,840,000	2,915,572
Kellogg Co. 4.00%, 12/15/2020	642,000	655,206
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	1,998,000	2,002,076
3.38%, 6/15/2021	2,628,000	2,662,479
3.50%, 6/6/2022	4,000,000	4,110,480
Kroger Co.:
2.60%, 2/1/2021	1,701,000	1,708,603
2.95%, 11/1/2021	828,000	840,809
3.30%, 1/15/2021	5,261,000	5,330,708
3.40%, 4/15/2022	3,284,000	3,371,946
McCormick & Co., Inc. 2.70%, 8/15/2022	2,990,000	3,028,003
Sysco Corp.:
2.50%, 7/15/2021	3,820,000	3,840,857
2.60%, 10/1/2020	4,770,000	4,790,749
2.60%, 6/12/2022	9,000	9,103
Tyson Foods, Inc.:
2.25%, 8/23/2021	3,652,000	3,656,602
4.50%, 6/15/2022	6,895,000	7,284,361
		86,020,683
FOREST PRODUCTS & PAPER — 0.0% (c)
International Paper Co.:
4.75%, 2/15/2022	2,036,000	2,144,254
7.50%, 8/15/2021	191,000	208,859
		2,353,113
GAS — 0.1%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	3,631,000	3,715,421
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,841,000	2,858,444
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	1,034,000	1,056,448
		7,630,313
HEALTH CARE PRODUCTS — 1.6%
Abbott Laboratories:
2.55%, 3/15/2022	2,833,000	2,865,296
2.90%, 11/30/2021	17,501,000	17,817,418
Baxter International, Inc. 1.70%, 8/15/2021	100,000	99,261
Becton Dickinson and Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.89%, 6/6/2022	$11,432,000	$11,605,652
3.13%, 11/8/2021	3,558,000	3,614,430
3.25%, 11/12/2020	4,615,000	4,662,350
Boston Scientific Corp. 3.38%, 5/15/2022	4,265,000	4,386,552
Covidien International Finance SA 3.20%, 6/15/2022	700,000	719,572
Danaher Corp. 2.40%, 9/15/2020	3,612,000	3,625,292
Life Technologies Corp.:
5.00%, 1/15/2021	3,776,000	3,881,124
6.00%, 3/1/2020	3,896,000	3,947,388
Medtronic, Inc. 3.15%, 3/15/2022	8,956,000	9,231,666
Stryker Corp. 2.63%, 3/15/2021	2,875,000	2,892,164
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/2022	12,303,000	12,715,766
3.60%, 8/15/2021	3,975,000	4,079,066
4.50%, 3/1/2021	3,980,000	4,120,215
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	2,282,000	2,285,857
3.15%, 4/1/2022	4,011,000	4,084,040
3.38%, 11/30/2021	2,175,000	2,218,413
		98,851,522
HEALTH CARE SERVICES — 1.2%
Anthem, Inc.:
2.50%, 11/21/2020	4,054,000	4,068,757
3.13%, 5/15/2022	5,289,000	5,408,373
3.70%, 8/15/2021	3,789,000	3,879,822
Cigna Corp. 4.38%, 12/15/2020	250,000	255,035
Cigna Holding Co.:
4.00%, 2/15/2022	2,929,000	3,034,561
4.50%, 3/15/2021	3,430,000	3,518,940
5.13%, 6/15/2020	42,000	42,862
Humana, Inc. 2.50%, 12/15/2020	3,722,000	3,729,630
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	3,998,000	4,084,077
4.63%, 11/15/2020	2,061,000	2,102,509
Quest Diagnostics, Inc.:
4.70%, 4/1/2021	693,000	717,241
4.75%, 1/30/2020	907,000	913,603
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	3,760,000	3,756,165
2.13%, 3/15/2021	3,920,000	3,928,467
2.88%, 12/15/2021	3,137,000	3,197,293
2.88%, 3/15/2022	3,922,000	3,992,635
3.15%, 6/15/2021	4,340,000	4,416,861
3.35%, 7/15/2022	14,863,000	15,400,149
3.38%, 11/15/2021	4,485,000	4,597,304
Security Description	Principal Amount	Value
3.88%, 10/15/2020	$3,331,000	$3,378,700
4.70%, 2/15/2021 (a)	185,000	190,463
		74,613,447
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	2,730,000	2,736,771
4.00%, 2/15/2020	3,598,000	3,619,048
		6,355,819
HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
4.70%, 6/1/2022	3,653,000	3,873,422
Series MTN, 4.85%, 6/15/2021	2,400,000	2,500,632
		6,374,054
HOUSEHOLD PRODUCTS & WARES — 0.1%
Clorox Co. 3.80%, 11/15/2021	164,000	168,955
Kimberly-Clark Corp.:
1.85%, 3/1/2020	247,000	246,738
2.40%, 3/1/2022 (a)	3,581,000	3,617,347
		4,033,040
HOUSEWARES — 0.0% (c)
Newell Brands, Inc. 3.15%, 4/1/2021	27,000	27,152
Tupperware Brands Corp. 4.75%, 6/1/2021	2,312,000	2,361,662
		2,388,814
INSURANCE — 1.6%
AEGON Funding Co. LLC 5.75%, 12/15/2020	1,723,000	1,796,538
Aflac, Inc. 4.00%, 2/15/2022	1,991,000	2,076,732
Alleghany Corp.:
4.95%, 6/27/2022	31,000	33,148
5.63%, 9/15/2020	1,468,000	1,514,374
American International Group, Inc.:
3.30%, 3/1/2021	9,155,000	9,297,726
4.88%, 6/1/2022	7,832,000	8,370,215
6.40%, 12/15/2020	3,904,000	4,101,074
Aon Corp. 5.00%, 9/30/2020	3,158,000	3,246,140
Aon PLC 2.80%, 3/15/2021	1,533,000	1,545,601
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	1,832,000	1,852,244
3.00%, 5/15/2022	446,000	459,318
4.25%, 1/15/2021	6,656,000	6,854,149
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	5,041,000	5,065,903

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 1/31/2022 (a)	$4,836,000	$5,012,611
3.75%, 8/15/2021 (a)	1,937,000	2,005,667
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	5,560,000	5,577,236
CNA Financial Corp. 5.75%, 8/15/2021	2,673,000	2,839,180
Enstar Group, Ltd. 4.50%, 3/10/2022	2,492,000	2,581,562
Lincoln National Corp.:
4.20%, 3/15/2022	680,000	709,526
4.85%, 6/24/2021 (a)	930,000	967,619
Markel Corp. 4.90%, 7/1/2022	3,672,000	3,923,275
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	3,895,000	3,948,751
3.50%, 12/29/2020	3,607,000	3,665,578
4.80%, 7/15/2021	835,000	867,356
MetLife, Inc. 3.05%, 12/15/2022	1,933,000	1,986,892
Progressive Corp. 3.75%, 8/23/2021	746,000	768,872
Prudential Financial, Inc.:
Series MTN, 4.50%, 11/15/2020	522,000	536,010
Series MTN, 4.50%, 11/16/2021	2,119,000	2,224,759
Reinsurance Group of America, Inc. 5.00%, 6/1/2021	3,552,000	3,709,176
Travelers Cos., Inc. 3.90%, 11/1/2020	3,729,000	3,802,424
Trinity Acquisition PLC 3.50%, 9/15/2021	1,370,000	1,394,961
Unum Group 5.63%, 9/15/2020	1,133,000	1,169,188
Willis Towers Watson PLC 5.75%, 3/15/2021	1,324,000	1,387,486
WR Berkley Corp. 4.63%, 3/15/2022	2,984,000	3,151,253
		98,442,544
INTERNET — 0.5%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	6,221,000	6,322,464
Alphabet, Inc. 3.63%, 5/19/2021	1,755,000	1,807,931
Amazon.com, Inc. 3.30%, 12/5/2021	2,543,000	2,617,739
Baidu, Inc. 2.88%, 7/6/2022	400,000	402,404
eBay, Inc.:
2.60%, 7/15/2022	3,978,000	4,013,722
2.88%, 8/1/2021	3,118,000	3,150,833
3.25%, 10/15/2020	1,941,000	1,957,654
3.80%, 3/9/2022	6,632,000	6,865,844
Security Description	Principal Amount	Value
JD.com, Inc. 3.13%, 4/29/2021	$5,535,000	$5,555,756
		32,694,347
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	3,862,000	3,913,905
FS KKR Capital Corp. 4.75%, 5/15/2022	3,484,000	3,572,633
		7,486,538
IRON/STEEL — 0.3%
ArcelorMittal:
5.50%, 3/1/2021	3,788,000	3,944,634
6.25%, 2/25/2022 (a)	4,542,000	4,915,489
Nucor Corp. 4.13%, 9/15/2022	4,000,000	4,207,160
Vale Overseas, Ltd. 4.38%, 1/11/2022 (a)	2,950,000	3,046,553
		16,113,836
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	3,854,000	3,920,250
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020	2,314,000	2,322,701
		6,242,951
LODGING — 0.2%
Choice Hotels International, Inc. 5.75%, 7/1/2022	1,459,000	1,570,220
Marriott International, Inc.:
2.30%, 1/15/2022	7,534,000	7,537,466
2.88%, 3/1/2021	2,381,000	2,398,762
3.38%, 10/15/2020	1,214,000	1,224,513
Series N, 3.13%, 10/15/2021	705,000	714,912
		13,445,873
MACHINERY, CONSTRUCTION & MINING — 1.0%
ABB Finance USA, Inc. 2.88%, 5/8/2022	10,488,000	10,711,709
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	5,655,000	5,625,877
1.93%, 10/1/2021	205,000	204,332
Series I, 2.65%, 5/17/2021	5,461,000	5,518,340
Series MTN, 1.90%, 9/6/2022	13,873,000	13,866,063
Series MTN, 2.85%, 6/1/2022	450,000	459,851
Series MTN, 2.90%, 3/15/2021	3,699,000	3,744,868
Series MTN, 2.95%, 2/26/2022	7,475,000	7,659,707
Series MTN, 3.15%, 9/7/2021	4,017,000	4,102,843
Series MTN, 3.35%, 12/7/2020	3,239,000	3,288,945

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Caterpillar, Inc. 3.90%, 5/27/2021	$3,976,000	$4,096,632
		59,279,167
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	500,000	512,900
4.38%, 11/6/2020 (a)	2,566,000	2,616,935
4.88%, 4/1/2021	3,781,000	3,914,469
Deere & Co. 2.60%, 6/8/2022	5,742,000	5,827,096
Dover Corp. 4.30%, 3/1/2021	381,000	389,832
IDEX Corp. 4.50%, 12/15/2020	3,907,000	3,980,256
John Deere Capital Corp.:
2.55%, 1/8/2021	3,958,000	3,985,746
Series DMTN, 2.35%, 1/8/2021 (a)	3,997,000	4,019,423
Series MTN, 1.95%, 6/13/2022	3,024,000	3,026,873
Series MTN, 2.30%, 6/7/2021	6,192,000	6,225,499
Series MTN, 2.65%, 1/6/2022	966,000	981,137
Series MTN, 2.75%, 3/15/2022	940,000	958,264
Series MTN, 2.80%, 3/4/2021	502,000	507,838
Series MTN, 2.88%, 3/12/2021	3,833,000	3,883,136
Series MTN, 2.95%, 4/1/2022	6,400,000	6,553,280
Series MTN, 3.13%, 9/10/2021	3,710,000	3,786,611
Series MTN, 3.15%, 10/15/2021	32,000	32,708
Series MTN, 3.20%, 1/10/2022	3,957,000	4,064,749
Series MTN, 3.90%, 7/12/2021	1,227,000	1,267,307
Roper Technologies, Inc.:
2.80%, 12/15/2021	2,390,000	2,428,049
3.00%, 12/15/2020	3,799,000	3,833,723
Xylem, Inc. 4.88%, 10/1/2021	23,000	24,169
		62,820,000
MEDIA — 2.0%
CBS Corp.:
3.38%, 3/1/2022	3,898,000	3,988,044
4.30%, 2/15/2021	3,408,000	3,482,056
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	5,132,000	5,175,981
4.46%, 7/23/2022	6,029,000	6,346,427
4.50%, 2/1/2024	4,976,000	5,338,651
Comcast Corp.:
Security Description	Principal Amount	Value
1.63%, 1/15/2022	$3,961,000	$3,938,620
3.13%, 7/15/2022	5,277,000	5,453,146
3.30%, 10/1/2020	6,661,000	6,750,257
3.45%, 10/1/2021	13,642,000	14,058,900
Discovery Communications LLC:
3.30%, 5/15/2022	2,488,000	2,545,821
3.50%, 6/15/2022	433,000	443,886
4.38%, 6/15/2021	3,822,000	3,950,075
Fox Corp. 3.67%, 1/25/2022 (b)	3,924,000	4,058,122
NBCUniversal Media LLC 4.38%, 4/1/2021	11,481,000	11,886,050
Time Warner Cable LLC:
4.00%, 9/1/2021	100,000	102,366
4.13%, 2/15/2021	7,909,000	8,049,068
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021 (a)	4,831,000	4,862,160
2.75%, 8/16/2021 (a)	2,918,000	2,962,441
Series MTN, 2.45%, 3/4/2022	89,000	90,299
Series MTN, 2.55%, 2/15/2022	355,000	360,762
Series MTN, 3.75%, 6/1/2021	7,325,000	7,543,505
Viacom, Inc.:
3.88%, 12/15/2021	3,543,000	3,656,837
4.50%, 3/1/2021	5,934,000	6,111,308
Walt Disney Co.:
1.65%, 9/1/2022 (a)	2,514,000	2,512,567
3.00%, 9/15/2022 (b)	2,072,000	2,133,352
4.50%, 2/15/2021 (b)	4,663,000	4,826,205
		120,626,906
MINING — 0.3%
Barrick Gold Corp. 3.85%, 4/1/2022	1,753,000	1,818,405
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	3,937,000	4,010,661
3.25%, 11/21/2021	75,000	76,802
Kinross Gold Corp. 5.13%, 9/1/2021	2,768,000	2,885,363
Newmont Goldcorp Corp.:
3.50%, 3/15/2022	4,060,000	4,168,199
3.63%, 6/9/2021	3,328,000	3,387,238
Southern Copper Corp. 5.38%, 4/16/2020	2,040,000	2,071,151
		18,417,819
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
Series MTN, 1.63%, 9/19/2021	3,899,000	3,878,101
Series MTN, 2.75%, 3/1/2022	3,887,000	3,974,535
Series MTN, 3.00%, 9/14/2021	3,958,000	4,029,600
General Electric Co.:
5.30%, 2/11/2021	8,626,000	8,918,163

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.15%, 9/7/2022	$5,000,000	$5,073,650
Series GMTN, 4.63%, 1/7/2021	4,907,000	5,032,816
Series MTN, 4.38%, 9/16/2020	4,816,300	4,897,551
Series MTN, 4.65%, 10/17/2021	5,913,000	6,148,042
Illinois Tool Works, Inc. 3.38%, 9/15/2021	200,000	204,490
Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/2021	3,962,000	3,993,894
Textron, Inc. 7.25%, 10/1/2019 (a)	1,319,000	1,319,000
		47,469,842
OIL & GAS — 4.0%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	1	1
Apache Corp. 3.25%, 4/15/2022 (a)	2,504,000	2,545,141
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	2,560,000	2,561,920
3.25%, 5/6/2022	9,186,000	9,469,296
4.50%, 10/1/2020	6,890,000	7,054,051
4.74%, 3/11/2021	4,043,000	4,205,205
BP Capital Markets PLC:
3.06%, 3/17/2022	5,253,000	5,375,237
3.56%, 11/1/2021	5,662,000	5,828,463
4.50%, 10/1/2020 (a)	2,624,000	2,689,626
Canadian Natural Resources, Ltd. 3.45%, 11/15/2021	1,919,000	1,957,956
Cenovus Energy, Inc. 5.70%, 10/15/2019	1,451,923	1,452,968
Chevron Corp.:
2.10%, 5/16/2021	10,872,000	10,903,964
2.41%, 3/3/2022	2,367,000	2,397,156
2.42%, 11/17/2020	4,740,000	4,763,842
2.50%, 3/3/2022 (a)	9,817,000	9,968,771
Encana Corp. 3.90%, 11/15/2021	710,000	726,948
EOG Resources, Inc.:
4.10%, 2/1/2021	3,003,000	3,084,621
4.40%, 6/1/2020	2,239,000	2,270,212
EQT Corp.:
2.50%, 10/1/2020	3,710,000	3,695,086
4.88%, 11/15/2021	7,503,000	7,688,024
Exxon Mobil Corp.:
1.90%, 8/16/2022 (a)	5,181,000	5,204,625
2.22%, 3/1/2021	13,791,000	13,859,955
2.40%, 3/6/2022	3,230,000	3,275,543
Husky Energy, Inc. 3.95%, 4/15/2022	2,935,000	3,027,042
Security Description	Principal Amount	Value
Marathon Oil Corp. 2.70%, 6/1/2020	$3,696,000	$3,710,193
Marathon Petroleum Corp.:
3.40%, 12/15/2020	3,667,000	3,711,151
5.13%, 3/1/2021	5,777,000	6,003,516
Newfield Exploration Co. 5.75%, 1/30/2022	7,714,000	8,242,872
Noble Energy, Inc. 4.15%, 12/15/2021	6,327,000	6,517,000
Occidental Petroleum Corp.:
2.60%, 8/13/2021	4,159,000	4,185,950
2.60%, 4/15/2022	4,991,000	5,015,256
2.70%, 8/15/2022	10,649,000	10,746,651
3.13%, 2/15/2022	1,960,000	1,988,910
4.85%, 3/15/2021	6,115,000	6,322,298
Series 1, 4.10%, 2/1/2021	7,758,000	7,909,824
Phillips 66 4.30%, 4/1/2022	11,907,000	12,550,454
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	3,773,000	3,823,407
3.95%, 7/15/2022	6,000	6,240
7.50%, 1/15/2020	3,161,000	3,205,222
Shell International Finance B.V.:
1.75%, 9/12/2021	6,735,000	6,721,261
1.88%, 5/10/2021	8,733,000	8,733,961
2.25%, 11/10/2020	4,465,000	4,482,726
2.38%, 8/21/2022	1,500,000	1,521,375
Total Capital International SA:
2.22%, 7/12/2021 (a)	3,112,000	3,127,498
2.75%, 6/19/2021	5,029,000	5,096,539
2.88%, 2/17/2022	6,159,000	6,297,393
Total Capital SA:
4.13%, 1/28/2021	2,709,000	2,784,879
4.25%, 12/15/2021	3,489,000	3,658,216
		240,368,445
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021 (a)	2,665,000	2,694,928
Halliburton Co. 3.25%, 11/15/2021	2,099,000	2,141,127
		4,836,055
PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021 (b)	52,000	53,578
Packaging Corp. of America:
2.45%, 12/15/2020	3,670,000	3,675,321
3.90%, 6/15/2022	3,739,000	3,877,717
WestRock RKT LLC 4.90%, 3/1/2022	1,000	1,058
		7,607,674

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
2.30%, 5/14/2021	$14,572,000	$14,601,435
2.50%, 5/14/2020	1,992,000	1,995,526
3.38%, 11/14/2021	4,917,000	5,035,106
Allergan Funding SCS 3.45%, 3/15/2022	16,853,000	17,274,493
AmerisourceBergen Corp. 3.50%, 11/15/2021	3,230,000	3,304,419
AstraZeneca PLC:
2.38%, 11/16/2020	7,528,000	7,549,756
2.38%, 6/12/2022	6,252,000	6,293,888
Bristol-Myers Squibb Co.:
2.55%, 5/14/2021 (b)	6,666,000	6,734,526
2.60%, 5/16/2022 (a) (b)	11,713,000	11,908,724
Cardinal Health, Inc.:
2.62%, 6/15/2022	8,015,000	8,062,930
4.63%, 12/15/2020	699,000	717,475
Cigna Corp. 3.40%, 9/17/2021	4,602,000	4,703,658
CVS Health Corp.:
2.13%, 6/1/2021	7,253,000	7,241,903
2.80%, 7/20/2020	378,000	379,716
3.35%, 3/9/2021	10,493,000	10,663,092
3.50%, 7/20/2022	10,858,000	11,210,451
Eli Lilly & Co. 2.35%, 5/15/2022	3,905,000	3,954,789
Express Scripts Holding Co.:
2.60%, 11/30/2020	6,429,000	6,454,073
3.30%, 2/25/2021	3,621,000	3,670,390
3.90%, 2/15/2022	5,140,000	5,332,544
4.75%, 11/15/2021	5,002,000	5,255,301
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	6,818,000	6,959,405
2.88%, 6/1/2022	19,114,000	19,526,289
3.13%, 5/14/2021	4,443,000	4,529,239
Johnson & Johnson:
1.65%, 3/1/2021	5,865,000	5,852,977
1.95%, 11/10/2020	3,145,000	3,146,856
2.25%, 3/3/2022	7,784,000	7,878,576
2.45%, 12/5/2021	558,000	563,954
3.55%, 5/15/2021	2,000	2,052
McKesson Corp. 3.65%, 11/30/2020	5,340,000	5,422,930
Mead Johnson Nutrition Co. 3.00%, 11/15/2020	3,507,000	3,535,442
Merck & Co., Inc.:
2.35%, 2/10/2022	7,395,000	7,488,399
3.88%, 1/15/2021	5,220,000	5,325,183
Mylan NV:
3.15%, 6/15/2021	14,530,000	14,701,018
3.75%, 12/15/2020	2,879,000	2,922,185
Novartis Capital Corp. 2.40%, 5/17/2022	1,193,000	1,210,418
Security Description	Principal Amount	Value
Perrigo Finance Unlimited Co. 3.50%, 12/15/2021 (a)	$952,000	$956,179
Pfizer, Inc.:
1.95%, 6/3/2021	6,043,000	6,052,246
2.20%, 12/15/2021	5,927,000	5,970,445
2.80%, 3/11/2022 (a)	6,918,000	7,056,014
3.00%, 9/15/2021	5,460,000	5,574,387
Sanofi 4.00%, 3/29/2021	9,898,000	10,190,783
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	14,436,000	14,495,909
Takeda Pharmaceutical Co., Ltd. 4.00%, 11/26/2021 (b)	12,409,000	12,821,103
Zoetis, Inc.:
3.25%, 8/20/2021	4,203,000	4,279,579
3.45%, 11/13/2020	1,558,000	1,577,070
		300,382,833
PIPELINES — 2.7%
Buckeye Partners L.P. 4.88%, 2/1/2021	3,148,000	3,198,305
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	3,076,000	3,171,787
4.38%, 10/15/2020	2,373,000	2,421,908
5.20%, 3/15/2020	3,740,000	3,788,508
Enbridge, Inc. 2.90%, 7/15/2022	2,984,000	3,036,101
Energy Transfer Operating L.P.:
4.15%, 10/1/2020	5,315,000	5,391,483
4.65%, 6/1/2021	6,499,000	6,693,515
5.20%, 2/1/2022	9,325,000	9,835,544
7.50%, 10/15/2020	6,410,000	6,737,743
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.88%, 3/1/2022	2,181,000	2,332,950
Enterprise Products Operating LLC:
2.80%, 2/15/2021	7,891,000	7,964,781
2.85%, 4/15/2021	1,411,000	1,425,138
3.50%, 2/1/2022	5,344,000	5,512,389
4.05%, 2/15/2022	2,045,000	2,136,657
5.20%, 9/1/2020	4,201,000	4,316,359
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	5,970,000	6,063,848
4.15%, 3/1/2022	3,944,000	4,112,133
5.00%, 10/1/2021	1,793,000	1,872,000
5.30%, 9/15/2020	3,778,000	3,887,184
5.80%, 3/1/2021	4,404,000	4,612,926
Kinder Morgan, Inc. 3.05%, 12/1/2019	2,852,000	2,853,683
Magellan Midstream Partners L.P. 4.25%, 2/1/2021	783,000	802,559

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
ONEOK, Inc. 4.25%, 2/1/2022	$3,650,000	$3,785,232
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,424,000	3,424,514
3.65%, 6/1/2022	3,623,000	3,714,807
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	7,563,000	7,810,613
6.25%, 3/15/2022	9,133,000	9,840,259
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	1,275,000	1,311,898
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	3,946,000	4,052,660
4.65%, 2/15/2022	4,354,000	4,562,339
TC PipeLines L.P. 4.65%, 6/15/2021	2,029,000	2,082,870
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	3,160,000	3,190,052
3.80%, 10/1/2020	6,786,000	6,887,586
9.88%, 1/1/2021	1,389,000	1,515,774
Western Midstream Operating L.P.:
4.00%, 7/1/2022	1,009,000	1,020,957
5.38%, 6/1/2021	2,764,000	2,848,993
Williams Cos., Inc.:
3.35%, 8/15/2022	430,000	439,628
3.60%, 3/15/2022	7,383,000	7,583,301
4.00%, 11/15/2021	2,523,000	2,591,096
4.13%, 11/15/2020	1,319,000	1,339,840
7.88%, 9/1/2021	4,899,000	5,387,920
		165,557,840
REAL ESTATE INVESTMENT TRUSTS — 1.6%
American Campus Communities Operating Partnership L.P. 3.35%, 10/1/2020	2,851,000	2,880,793
American Tower Corp.:
2.25%, 1/15/2022	35,000	35,052
2.80%, 6/1/2020	5,209,000	5,225,773
3.00%, 6/15/2023	2,997,000	3,066,321
3.30%, 2/15/2021	3,708,000	3,760,839
3.45%, 9/15/2021	3,240,000	3,313,386
4.70%, 3/15/2022	3,919,000	4,147,086
5.90%, 11/1/2021	198,000	212,460
AvalonBay Communities, Inc.:
Series GMTN, 3.63%, 10/1/2020	4,101,000	4,142,461
Series GMTN, 3.95%, 1/15/2021	563,000	573,731
Boston Properties L.P. 4.13%, 5/15/2021	3,018,000	3,099,697
Security Description	Principal Amount	Value
Brixmor Operating Partnership L.P. 3.88%, 8/15/2022	$994,000	$1,034,525
Corporate Office Properties L.P. 3.70%, 6/15/2021	1,170,000	1,181,840
Crown Castle International Corp.:
2.25%, 9/1/2021	4,232,000	4,229,842
3.40%, 2/15/2021	3,868,000	3,923,390
4.88%, 4/15/2022	3,901,000	4,145,866
Digital Realty Trust L.P. 3.95%, 7/1/2022	1,371,000	1,432,544
Duke Realty L.P. 4.38%, 6/15/2022	2,890,000	3,032,015
Equinix, Inc. 5.38%, 1/1/2022	2,491,000	2,546,699
ERP Operating L.P. 4.63%, 12/15/2021	2,963,000	3,107,505
GLP Capital L.P./GLP Financing II, Inc. 4.38%, 4/15/2021	1,833,000	1,875,086
HCP, Inc. 3.15%, 8/1/2022	1,826,000	1,865,095
Highwoods Realty L.P. 3.20%, 6/15/2021	890,000	900,831
Hospitality Properties Trust 4.25%, 2/15/2021	3,809,000	3,860,193
Host Hotels & Resorts L.P.:
5.25%, 3/15/2022	289,000	308,227
6.00%, 10/1/2021	23,000	24,465
Kimco Realty Corp. 3.20%, 5/1/2021	929,000	942,666
Liberty Property L.P. 4.75%, 10/1/2020	33,000	33,845
Office Properties Income Trust:
4.00%, 7/15/2022	275,000	280,571
4.15%, 2/1/2022	1,062,000	1,085,035
Rayonier, Inc. 3.75%, 4/1/2022	100,000	101,725
Simon Property Group L.P.:
2.35%, 1/30/2022	3,961,000	3,988,331
2.50%, 7/15/2021	2,176,000	2,191,319
2.63%, 6/15/2022	1,211,000	1,229,589
3.38%, 3/15/2022	3,884,000	4,011,046
4.13%, 12/1/2021	3,648,000	3,791,293
4.38%, 3/1/2021	3,862,000	3,963,841
UDR, Inc. Series 0001, 4.63%, 1/10/2022	1,998,000	2,087,011
Ventas Realty L.P./Ventas Capital Corp. 3.25%, 8/15/2022	3,413,000	3,501,226
VEREIT Operating Partnership L.P. 4.13%, 6/1/2021	703,000	719,302
Welltower, Inc. 3.75%, 3/15/2023	3,358,000	3,513,475

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Weyerhaeuser Co. 4.70%, 3/15/2021	$2,221,000	$2,282,322
		97,648,319
RETAIL — 2.6%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	3,239,000	3,371,475
AutoNation, Inc.:
3.35%, 1/15/2021	1,832,000	1,847,297
5.50%, 2/1/2020	2,600,000	2,623,556
AutoZone, Inc.:
3.70%, 4/15/2022	3,481,000	3,606,386
4.00%, 11/15/2020	247,000	250,900
Best Buy Co., Inc. 5.50%, 3/15/2021 (a)	3,435,000	3,569,995
Costco Wholesale Corp.:
2.15%, 5/18/2021	6,430,000	6,455,849
2.25%, 2/15/2022	39,000	39,368
2.30%, 5/18/2022 (a)	6,492,000	6,561,659
Family Dollar Stores, Inc. 5.00%, 2/1/2021	1,319,000	1,358,108
Home Depot, Inc.:
2.00%, 4/1/2021	9,013,000	9,033,550
2.63%, 6/1/2022	6,001,000	6,133,142
3.25%, 3/1/2022	6,779,000	7,017,756
4.40%, 4/1/2021	2,121,000	2,188,681
Lowe's Cos., Inc.:
3.12%, 4/15/2022	10,490,000	10,712,073
3.75%, 4/15/2021	3,964,000	4,046,372
3.80%, 11/15/2021	1,156,000	1,190,183
Macy's Retail Holdings, Inc.:
3.45%, 1/15/2021	3,851,000	3,868,484
3.88%, 1/15/2022	3,903,000	3,973,059
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	4,803,000	4,873,940
Series MTN, 2.75%, 12/9/2020	3,936,000	3,965,953
Series MTN, 3.63%, 5/20/2021	2,698,000	2,766,313
Nordstrom, Inc. 4.00%, 10/15/2021	3,941,000	4,046,343
O'Reilly Automotive, Inc.:
4.63%, 9/15/2021	3,403,000	3,538,507
4.88%, 1/14/2021	1,725,000	1,771,610
Starbucks Corp.:
2.10%, 2/4/2021	6,679,000	6,684,477
2.20%, 11/22/2020	3,878,000	3,884,282
Target Corp. 2.90%, 1/15/2022	6,464,000	6,637,300
TJX Cos., Inc. 2.75%, 6/15/2021	2,799,000	2,836,283
Walgreen Co. 3.10%, 9/15/2022	2,800,000	2,866,948
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	4,886,000	4,998,329
Security Description	Principal Amount	Value
Walmart, Inc.:
1.90%, 12/15/2020	$11,169,000	$11,177,824
3.13%, 6/23/2021	12,677,000	12,972,374
3.25%, 10/25/2020	4,466,000	4,529,864
		155,398,240
SEMICONDUCTORS — 1.8%
Analog Devices, Inc.:
2.50%, 12/5/2021	1,130,000	1,137,119
2.95%, 1/12/2021	6,897,000	6,955,900
Applied Materials, Inc.:
2.63%, 10/1/2020	3,892,000	3,913,056
4.30%, 6/15/2021	3,763,000	3,911,977
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	4,375,000	4,359,556
3.00%, 1/15/2022	17,935,000	18,113,633
Broadcom, Inc.:
3.13%, 4/15/2021 (b)	8,021,000	8,099,365
3.13%, 10/15/2022 (b)	3,298,000	3,341,567
Intel Corp.:
1.70%, 5/19/2021	2,907,000	2,900,808
2.35%, 5/11/2022	11,960,000	12,095,268
3.10%, 7/29/2022	994,000	1,027,786
3.30%, 10/1/2021	7,841,000	8,069,800
KLA Corp. 4.13%, 11/1/2021	3,940,000	4,071,320
Lam Research Corp. 2.80%, 6/15/2021	5,013,000	5,071,953
Microchip Technology, Inc. 3.92%, 6/1/2021	1,017,000	1,038,174
NVIDIA Corp. 2.20%, 9/16/2021	11,606,000	11,629,792
QUALCOMM, Inc. 3.00%, 5/20/2022	10,338,000	10,603,273
Texas Instruments, Inc.:
1.85%, 5/15/2022	3,482,000	3,475,523
2.75%, 3/12/2021	902,000	912,202
		110,728,072
SOFTWARE — 2.3%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	3,862,000	3,872,736
2.60%, 6/15/2022	15,000	15,150
CA, Inc.:
3.60%, 8/1/2020	2,735,000	2,763,198
3.60%, 8/15/2022	1,990,000	2,029,024
Electronic Arts, Inc. 3.70%, 3/1/2021	3,918,000	4,002,237
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	4,347,000	4,352,738
3.63%, 10/15/2020	4,646,000	4,710,068
Fiserv, Inc.:
2.70%, 6/1/2020	3,305,000	3,315,378
4.75%, 6/15/2021	469,000	488,867
Microsoft Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.55%, 8/8/2021	$16,341,000	$16,268,446
2.00%, 11/3/2020	13,214,000	13,233,953
2.38%, 2/12/2022	14,765,000	14,962,408
2.40%, 2/6/2022	5,409,000	5,488,350
3.00%, 10/1/2020	3,971,000	4,013,728
4.00%, 2/8/2021	1,090,000	1,122,231
Oracle Corp.:
1.90%, 9/15/2021	26,720,000	26,696,754
2.50%, 5/15/2022	21,347,000	21,606,580
2.80%, 7/8/2021	4,983,000	5,062,031
VMware, Inc.:
2.30%, 8/21/2020	500	500
2.95%, 8/21/2022	8,011,000	8,124,035
		142,128,412
TELECOMMUNICATIONS — 2.6%
America Movil SAB de CV 3.13%, 7/16/2022	4,368,000	4,472,614
AT&T, Inc.:
2.80%, 2/17/2021	10,334,000	10,422,976
3.00%, 2/15/2022	552,000	563,184
3.00%, 6/30/2022	7,226,000	7,371,965
3.20%, 3/1/2022	9,295,000	9,523,936
3.60%, 2/17/2023	9,954,000	10,378,538
3.80%, 3/15/2022	10,283,000	10,683,728
3.88%, 8/15/2021	5,407,000	5,578,510
4.00%, 1/15/2022	1,779,000	1,852,473
4.45%, 5/15/2021	3,976,000	4,119,772
4.60%, 2/15/2021	9,506,000	9,762,662
Cisco Systems, Inc.:
1.85%, 9/20/2021	11,793,000	11,788,637
2.20%, 2/28/2021	17,119,000	17,202,027
2.90%, 3/4/2021	7,778,000	7,894,826
Corning, Inc. 2.90%, 5/15/2022	3,634,000	3,710,823
Motorola Solutions, Inc. 3.75%, 5/15/2022	44,000	45,606
Orange SA 4.13%, 9/14/2021	6,932,000	7,212,815
Telefonica Emisiones SAU 5.46%, 2/16/2021	10,121,000	10,561,263
Verizon Communications, Inc.:
2.45%, 11/1/2022	2,120,000	2,147,178
2.95%, 3/15/2022	2,644,000	2,705,103
3.13%, 3/16/2022	8,740,000	8,988,303
3.45%, 3/15/2021	1,253,000	1,279,539
4.60%, 4/1/2021 (a)	6,556,000	6,801,194
		155,067,672
TOYS/GAMES/HOBBIES — 0.0% (c)
Hasbro, Inc. 3.15%, 5/15/2021	2,729,000	2,743,655
Security Description	Principal Amount	Value
TRANSPORTATION — 1.1%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	$3,244,000	$3,322,213
Canadian National Railway Co. 2.85%, 12/15/2021	75,000	76,091
CSX Corp.:
3.70%, 10/30/2020	2,753,000	2,789,257
4.25%, 6/1/2021	1,208,000	1,241,872
FedEx Corp.:
2.63%, 8/1/2022	2,540,000	2,567,635
3.40%, 1/14/2022	2,420,000	2,481,323
Norfolk Southern Railway Co. 9.75%, 6/15/2020	2,786,000	2,931,485
Ryder System, Inc.:
Series MTN, 2.80%, 3/1/2022	1,520,000	1,539,167
Series MTN, 2.88%, 6/1/2022	2,122,000	2,155,910
Series MTN, 3.45%, 11/15/2021	4,000	4,092
Series MTN, 3.50%, 6/1/2021	3,575,000	3,648,895
Union Pacific Corp.:
2.95%, 3/1/2022	4,280,000	4,378,996
3.20%, 6/8/2021	8,296,000	8,446,407
4.00%, 2/1/2021	1,359,000	1,387,145
4.16%, 7/15/2022	8,326,000	8,757,786
United Parcel Service, Inc.:
2.05%, 4/1/2021	3,929,000	3,929,864
2.35%, 5/16/2022	3,006,000	3,034,948
3.13%, 1/15/2021	11,472,000	11,634,214
		64,327,300
TRUCKING & LEASING — 0.1%
GATX Corp. 2.60%, 3/30/2020	3,253,000	3,256,936
TOTAL CORPORATE BONDS & NOTES (Cost $5,925,390,345)		5,986,381,208
	Shares
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	204,567,289	204,587,746
State Street Navigator Securities Lending Portfolio III (h) (i)	39,506,678	39,506,678
TOTAL SHORT-TERM INVESTMENTS (Cost $244,092,198)		244,094,424
TOTAL INVESTMENTS — 102.4% (Cost $6,169,482,543)		6,230,475,632
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(146,799,338)
NET ASSETS — 100.0%		$6,083,676,294

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2019. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,986,381,208	$—	$5,986,381,208
Short-Term Investments	244,094,424	—	—	244,094,424
TOTAL INVESTMENTS	$244,094,424	$5,986,381,208	$—	$6,230,475,632
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$293,150,830	$88,564,597	$(713)	$2,226	204,567,289	$204,587,746	$68,082
State Street Institutional U.S. Government Money Market Fund, Class G Shares	83,320,381	83,320,381	124,712,577	208,032,958	—	—	—	—	37,808
State Street Navigator Securities Lending Portfolio III	27,959,848	27,959,848	68,855,575	57,308,745	—	—	39,506,678	39,506,678	18,147
Total		$111,280,229	$486,718,982	$353,906,300	$(713)	$2,226		$244,094,424	$124,037
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds:
7.25%, 8/15/2022	$2,059,900	$2,384,495
7.88%, 2/15/2021	561,200	607,258
8.00%, 11/15/2021	4,536,200	5,129,450
8.13%, 5/15/2021	1,148,100	1,264,659
8.13%, 8/15/2021	3,822,900	4,271,941
Treasury Notes:
1.13%, 2/28/2021	16,683,600	16,538,922
1.13%, 6/30/2021	18,739,100	18,553,905
1.13%, 7/31/2021	18,493,500	18,311,455
1.13%, 8/31/2021	16,085,500	15,924,017
1.13%, 9/30/2021	19,036,200	18,842,120
1.25%, 3/31/2021	16,587,100	16,467,880
1.25%, 10/31/2021	16,754,200	16,619,381
1.38%, 10/31/2020	15,393,700	15,322,143
1.38%, 1/31/2021	17,722,600	17,629,833
1.38%, 4/30/2021	17,172,300	17,078,389
1.38%, 5/31/2021	16,421,800	16,330,069
1.50%, 8/31/2021	24,914,100	24,843,056
1.50%, 9/30/2021	5,522,500	5,509,557
1.50%, 1/31/2022	15,445,100	15,404,074
1.50%, 8/15/2022 (a)	23,103,000	23,050,657
1.50%, 9/15/2022	20,108,900	20,071,196
1.63%, 10/15/2020	11,821,500	11,797,488
1.63%, 11/30/2020	15,395,700	15,365,029
1.63%, 6/30/2021	22,535,600	22,510,952
1.63%, 8/15/2022 (a)	11,309,600	11,324,621
1.63%, 8/31/2022	13,975,800	13,988,902
1.75%, 10/31/2020	12,645,400	12,637,003
1.75%, 11/15/2020	10,928,500	10,920,389
1.75%, 12/31/2020	17,458,500	17,448,952
1.75%, 7/31/2021	48,865,400	48,937,935
1.75%, 11/30/2021	19,871,400	19,916,421
1.75%, 2/28/2022	13,723,500	13,767,458
1.75%, 3/31/2022	15,663,700	15,723,663
1.75%, 4/30/2022	16,190,800	16,252,781
1.75%, 5/15/2022	14,504,100	14,561,890
1.75%, 5/31/2022	21,671,000	21,753,959
1.75%, 6/15/2022	28,622,700	28,752,397
1.75%, 6/30/2022	17,020,000	17,095,792
1.75%, 7/15/2022	18,367,600	18,442,218
1.75%, 9/30/2022	15,081,600	15,157,008
1.88%, 12/15/2020	11,317,000	11,327,610
1.88%, 11/30/2021	13,081,900	13,150,376
1.88%, 1/31/2022	18,525,400	18,629,605
1.88%, 2/28/2022	14,000,500	14,083,628
1.88%, 3/31/2022	19,123,100	19,253,077
1.88%, 4/30/2022	18,525,000	18,650,912
1.88%, 5/31/2022	14,619,800	14,728,306
1.88%, 7/31/2022	16,799,900	16,927,212
1.88%, 8/31/2022	15,474,000	15,604,562
1.88%, 9/30/2022	15,081,600	15,215,921
2.00%, 11/30/2020	10,524,300	10,547,322
Security Description	Principal Amount	Value
2.00%, 1/15/2021	$10,706,700	$10,735,558
2.00%, 2/28/2021	13,778,100	13,825,462
2.00%, 5/31/2021	12,482,100	12,540,610
2.00%, 8/31/2021	16,393,500	16,494,038
2.00%, 10/31/2021	14,146,800	14,246,270
2.00%, 11/15/2021	24,087,500	24,268,156
2.00%, 12/31/2021	18,088,500	18,236,882
2.00%, 2/15/2022	14,220,800	14,351,898
2.00%, 7/31/2022	14,435,600	14,602,512
2.13%, 1/31/2021	12,717,000	12,774,624
2.13%, 5/31/2021	28,185,900	28,377,476
2.13%, 6/30/2021	12,934,400	13,030,903
2.13%, 8/15/2021	19,903,700	20,064,640
2.13%, 9/30/2021	13,203,900	13,326,139
2.13%, 12/31/2021	16,201,900	16,377,843
2.13%, 5/15/2022	24,669,400	24,995,113
2.13%, 6/30/2022	13,693,500	13,892,484
2.25%, 2/15/2021	14,806,700	14,904,447
2.25%, 3/31/2021	36,042,800	36,308,897
2.25%, 4/30/2021	33,224,900	33,492,257
2.25%, 7/31/2021	13,365,700	13,500,401
2.25%, 4/15/2022	19,487,100	19,793,108
2.38%, 12/31/2020	12,832,700	12,923,431
2.38%, 3/15/2021	14,393,300	14,522,053
2.38%, 4/15/2021	19,036,100	19,218,281
2.38%, 3/15/2022	24,142,400	24,602,615
2.50%, 12/31/2020	20,057,200	20,229,567
2.50%, 1/31/2021	21,671,300	21,873,622
2.50%, 2/28/2021	18,986,500	19,182,298
2.50%, 1/15/2022	22,168,200	22,597,709
2.50%, 2/15/2022	21,302,800	21,733,849
2.63%, 11/15/2020	29,899,100	30,167,725
2.63%, 5/15/2021	16,047,400	16,279,335
2.63%, 6/15/2021	16,193,800	16,441,768
2.63%, 7/15/2021	16,920,500	17,196,119
2.63%, 12/15/2021	17,805,500	18,197,777
2.75%, 11/30/2020	27,803,300	28,101,968
2.75%, 8/15/2021	17,464,100	17,807,924
2.75%, 9/15/2021	21,938,700	22,409,182
2.88%, 10/31/2020	23,840,100	24,109,232
2.88%, 10/15/2021	18,650,600	19,106,666
2.88%, 11/15/2021	23,417,800	24,014,222
3.13%, 5/15/2021	15,384,700	15,723,644
3.63%, 2/15/2021	22,484,400	23,051,780
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,642,258,386)		1,654,258,331

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.92% (b) (c) (Cost $2,737,679)	2,737,679	$2,737,679
TOTAL INVESTMENTS — 99.5% (Cost $1,644,996,065)		1,656,996,010
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		8,360,120
NET ASSETS — 100.0%		$1,665,356,130
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,654,258,331	$—	$1,654,258,331
Short-Term Investment	2,737,679	—	—	2,737,679
TOTAL INVESTMENTS	$2,737,679	$1,654,258,331	$—	$1,656,996,010
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	969,950	$969,950	$8,190,214	$6,422,485	$—	$—	2,737,679	$2,737,679	$7,862
State Street Navigator Securities Lending Portfolio III	3,552,500	3,552,500	50,267,173	53,819,673	—	—	—	—	7,590
Total		$4,522,450	$58,457,387	$60,242,158	$—	$—		$2,737,679	$15,452
See accompanying notes to schedule of investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2019 are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation
As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$2,550,597,134	$362,722,160	$138,981,432	$223,740,728
SPDR FactSet Innovative Technology ETF	66,066,304	8,390,955	8,515,451	(124,496)
SPDR Global Dow ETF	83,620,209	18,671,006	11,552,042	7,118,964
SPDR S&P Kensho Clean Power ETF	8,020,027	903,739	162,353	741,386
SPDR S&P Kensho Final Frontiers ETF	6,174,172	683,482	92,081	591,401
SPDR S&P Kensho Future Security ETF	14,958,993	1,011,929	709,723	302,206
SPDR S&P Kensho Intelligent Structures ETF	8,878,712	674,476	590,090	84,386
SPDR S&P Kensho New Economies Composite ETF	74,032,807	2,067,643	2,959,122	(891,479)
SPDR S&P Kensho Smart Mobility ETF	7,401,619	377,512	1,173,318	(795,806)
SPDR MSCI USA StrategicFactorsSM ETF	445,045,433	35,210,516	8,817,103	26,393,413
SPDR NYSE Technology ETF	324,607,938	57,734,537	15,066,800	42,667,737
SPDR Portfolio Large Cap ETF	2,915,060,947	215,132,720	135,120,499	80,012,221
SPDR Portfolio Mid Cap ETF	1,748,776,096	149,154,611	165,436,067	(16,281,456)
SPDR Portfolio S&P 500 Growth ETF	4,693,682,028	509,999,992	106,079,728	403,920,264
SPDR Portfolio S&P 500 High Dividend ETF	1,925,827,793	103,026,531	119,612,292	(16,585,761)
SPDR Portfolio S&P 500 Value ETF	3,518,649,695	306,839,184	150,306,321	156,532,863
SPDR Portfolio Small Cap ETF	1,647,394,722	69,828,449	246,589,190	(176,760,741)
SPDR Portfolio Total Stock Market ETF	3,537,978,545	435,808,874	195,373,313	240,435,561
SPDR Russell 1000 Low Volatility Focus ETF	498,340,072	83,112,347	15,828,526	67,283,821
SPDR Russell 1000 Momentum Focus ETF	391,122,016	57,343,649	13,919,662	43,423,987
SPDR Russell 1000 Yield Focus ETF	418,145,728	35,236,558	22,273,860	12,962,698
SPDR S&P 1500 Momentum Tilt ETF	46,643,816	5,935,814	667,234	5,268,580
SPDR S&P 1500 Value Tilt ETF	19,532,727	1,435,009	2,026,993	(591,984)
SPDR S&P 400 Mid Cap Growth ETF	1,552,801,854	219,604,432	79,885,926	139,718,506
SPDR S&P 400 Mid Cap Value ETF	1,371,336,333	130,904,015	91,698,609	39,205,406
SPDR S&P 500 Buyback ETF	20,353,073	1,234,355	1,271,862	(37,507)
SPDR S&P 500 Fossil Fuel Reserves Free ETF	326,684,509	73,445,998	11,605,365	61,840,633
SPDR S&P 600 Small Cap ETF	1,247,221,080	188,713,536	141,622,211	47,091,325
SPDR S&P 600 Small Cap Growth ETF	1,907,610,825	210,609,650	158,125,439	52,484,211
SPDR S&P 600 Small Cap Value ETF	2,220,543,944	253,659,561	222,277,834	31,381,727
SPDR S&P Aerospace & Defense ETF	1,687,809,273	154,795,719	44,351,501	110,444,218
SPDR S&P Bank ETF	1,798,195,922	14,123,562	203,257,665	(189,134,103)
SPDR S&P Biotech ETF	5,060,323,891	65,501,660	1,056,883,289	(991,381,629)
SPDR S&P Capital Markets ETF	42,092,131	2,759,045	6,947,530	(4,188,485)
SPDR S&P Dividend ETF	16,704,569,451	3,003,588,654	566,080,941	2,437,507,713
SPDR S&P Health Care Equipment ETF	623,906,525	45,806,301	73,378,863	(27,572,562)
SPDR S&P Health Care Services ETF	99,294,665	2,466,007	16,255,384	(13,789,377)
SPDR S&P Homebuilders ETF	737,709,963	29,246,136	60,328,539	(31,082,403)
SPDR S&P Insurance ETF	886,309,821	62,712,161	30,840,938	31,871,223
SPDR S&P Internet ETF	34,394,055	1,482,349	8,214,373	(6,732,024)
SPDR S&P Metals & Mining ETF	640,537,486	2,858,713	209,016,602	(206,157,889)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Oil & Gas Equipment & Services ETF	$275,322,268	$130,805	$126,730,212	$(126,599,407)
SPDR S&P Oil & Gas Exploration & Production ETF	3,026,680,877	683,587	1,214,463,883	(1,213,780,296)
SPDR S&P Pharmaceuticals ETF	245,242,953	4,366,431	56,384,243	(52,017,812)
SPDR S&P Regional Banking ETF	2,223,938,029	780,867	362,291,376	(361,510,509)
SPDR S&P Retail ETF	330,599,656	1,016,941	40,611,556	(39,594,615)
SPDR S&P Semiconductor ETF	347,021,013	18,961,715	15,159,371	3,802,344
SPDR S&P Software & Services ETF	229,408,135	13,665,090	22,600,740	(8,935,650)
SPDR S&P Technology Hardware ETF	4,265,526	115,151	349,628	(234,477)
SPDR S&P Telecom ETF	61,518,091	2,076,191	9,438,711	(7,362,520)
SPDR S&P Transportation ETF	138,671,953	7,234,323	20,584,136	(13,349,813)
SPDR SSGA Gender Diversity Index ETF	270,313,567	19,471,878	15,035,855	4,436,023
SPDR SSGA US Large Cap Low Volatility Index ETF	829,634,880	68,576,658	5,035,010	63,541,648
SPDR SSGA US Small Cap Low Volatility Index ETF	262,734,133	23,254,350	13,257,121	9,997,229
SPDR Wells Fargo® Preferred Stock ETF	959,930,182	23,303,557	3,859,177	19,444,380
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	337,588,143	5,776,375	300,655	5,475,720
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	8,785,950,837	1,064,188	—	1,064,188
SPDR Bloomberg Barclays Convertible Securities ETF	4,209,693,629	164,581,552	175,617,780	(11,036,228)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	843,599,910	13,828,774	28,811,378	(14,982,604)
SPDR Bloomberg Barclays High Yield Bond ETF	11,406,041,719	56,953,155	321,427,108	(264,473,953)
SPDR Portfolio Intermediate Term Treasury ETF	895,478,852	12,020,990	180,602	11,840,388
SPDR Bloomberg Barclays International Corporate Bond ETF	73,677,445	100,168,755	9,798,619	90,370,136
SPDR Bloomberg Barclays International Treasury Bond ETF	1,114,723,311	37,421,132	45,545,832	(8,124,700)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	3,832,868,473	4,254,753	2,495,741	1,759,012
SPDR Portfolio Corporate Bond ETF	83,255,215	4,806,235	66,751	4,739,484
SPDR Portfolio Mortgage Backed Bond ETF	1,071,477,512	3,998,419	732,053	3,266,366
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,532,596,815	27,828,394	114,315,859	(86,487,465)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	306,190,907	1,650,194	8,768,558	(7,118,364)
SPDR Portfolio TIPS ETF	1,671,391,418	49,902,689	1,964,500	47,938,189
SPDR Portfolio High Yield Bond ETF	81,790,329	2,068,657	1,845,193	223,464
SPDR FTSE International Government Inflation-Protected Bond ETF	432,724,175	32,287,752	17,142,848	15,144,904
SPDR Dorsey Wright Fixed Income Allocation ETF	122,704,311	4,041,588	—	4,041,588
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	2,752,739,412	142,973,401	419,460	142,553,941
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,541,179,047	41,634,971	1,640,077	39,994,894
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	831,378,633	51,950,021	4,589,865	47,360,156
SPDR Portfolio Aggregate Bond ETF	4,883,027,941	186,141,629	3,541,003	182,600,626
SPDR Portfolio Intermediate Term Corporate Bond ETF	4,787,834,969	153,270,408	1,487,036	151,783,372
SPDR Portfolio Long Term Corporate Bond ETF	603,572,118	35,307,452	836,851	34,470,601
SPDR Portfolio Long Term Treasury ETF	1,750,981,822	140,671,085	688,339	139,982,746
SPDR Portfolio Short Term Corporate Bond ETF	6,169,482,543	61,481,334	488,245	60,993,089
SPDR Portfolio Short Term Treasury ETF	1,645,066,662	12,301,893	372,545	11,929,348
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2019 (Unaudited)

Other information regarding the Fund's is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.